UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23580

DIMENSIONAL ETF TRUST

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional ETF Trust,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Period Ended: October 31, 2021

DIMENSIONAL ETF TRUST

Dimensional U.S. Equity ETF

Dimensional US Core Equity Market ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional International Core Equity Market ETF

Dimensional International Value ETF

Dimensional Emerging Core Equity Market ETF

Dimensional World ex U.S. Core Equity 2 ETF

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

DIMENSIONAL ETF TRUST

ANNUAL REPORT

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Portfolio Holdings

Investment Abbreviations

PLC	Public Limited Company

SA	Special Assessment

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Investment Footnotes

†	See Note B to Financial Statements

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities

*	Non-Income Producing Security

@	Security purchased with cash collateral received from Securities on Loan

§	Affiliated Fund

#	Total or Partial Securities on Loan

Financial Highlights

(a)	Computed using average shares outstanding

(b)	Net asset value (“NAV”) total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund

(c)	Not annualized for periods less than one year

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(e)	Annualized for periods less than one year

(f)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero

SEC	Securities and Exchange Commission

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional U.S. Equity ETF vs.

Russell 3000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	43.83%	18.95%	16.07%
Fund Market Price	43.80%	18.94%	16.07%

Dimensional US Core Equity Market ETF vs.

Russell 3000® Index

November 17, 2020-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 18, 2020.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Average Annual Total Return	Since Inception
Fund Net Asset Value	29.81%
Fund Market Price	29.88%

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional U.S. Core Equity 2 ETF vs.

Russell 3000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	46.47%	16.88%	14.96%
Fund Market Price	46.57%	16.90%	14.96%

Dimensional U.S. Small Cap ETF vs.

Russell 2000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	57.38%	13.94%	13.41%
Fund Market Price	57.51%	13.96%	13.42%

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional U.S. Targeted Value ETF vs.

Russell 2000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	65.98%	12.25%	12.83%
Fund Market Price	66.13%	12.27%	12.84%

Dimensional International Core Equity Market ETF vs.

MSCI World ex USA IMI Index (net dividends)

November 17, 2020-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 18, 2020

MSCI data © MSCI 2021, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	20.54%
Fund Market Price	21.08%

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional International Value ETF vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

MSCI data © MSCI 2021, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	48.18%	7.85%	5.87%
Fund Market Price	48.68%	7.92%	5.90%

Dimensional Emerging Core Equity Market ETF vs.

MSCI Emerging Markets IMI Index (net dividends)

December 1, 2020-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on December 2, 2020.

MSCI data © MSCI 2021, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	9.33%
Fund Market Price	9.57%

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional World ex U.S. Core Equity 2 ETF vs.

MSCI All Country World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

MSCI data © MSCI 2021, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
Fund Net Asset Value	35.23%	9.57%	7.25%
Fund Market Price	35.23%	9.57%	7.25%

DIMENSIONAL ETF TRUST

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90%. As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021

Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Equity ETF

The U.S. Equity ETF invests in a broadly diversified group of U.S. securities while considering the federal tax implications of investment decisions. The ETF generally excludes stocks with the lowest profitability and highest relative price. The ETF also generally excludes certain companies that have high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the ETF held approximately 2,200 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2021, total returns were 43.83% on a net asset value basis for the ETF and 43.90% for the Russell 3000® Index, the ETF’s benchmark. The ETF’s exclusion of stocks with high asset growth contributed positively to performance relative to the benchmark, as those stocks underperformed. The ETF’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those stocks underperformed. Conversely, the ETF’s exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed.

U.S. Targeted Value ETF

The U.S. Targeted Value ETF invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability, while considering the federal tax implications of investment decisions. Additionally, the ETF generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the ETF held approximately 1,610 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2021, total returns were 65.98% on a net asset value basis for the ETF and 64.30% for the Russell 2000® Value Index, the ETF’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the ETF’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. The ETF’s exclusion of highly regulated utilities also contributed positively to relative performance, as utilities generally underperformed. Conversely, the ETF’s lesser allocation to micro-cap stocks detracted from relative performance, as these stocks outperformed.

U.S. Small Cap ETF

The U.S. Small Cap ETF invests in a broadly diversified group of U.S. small-cap stocks while considering the federal tax implications of investment decisions. The ETF generally excludes stocks with the lowest profitability and highest relative price. Additionally, the ETF generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the ETF held approximately 2,000 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2021, total returns were 57.38% on a net asset value basis for the ETF and 50.80% for the Russell 2000® Index, the ETF’s benchmark. The ETF’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The ETF’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those securities underperformed.

U.S. Core Equity 2 ETF

The U.S. Core Equity 2 ETF invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market while considering federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the ETF held approximately 2,580 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2021, total returns were 46.47% on a net asset value basis for the ETF and 43.90% for the Russell 3000® Index, the ETF’s benchmark. The ETF’s emphasis on small-cap stocks contributed positively to performance relative to the benchmark, as small-caps outperformed large-caps for the period. With low relative price (value) stocks outperforming high relative price (growth) stocks, the ETF’s emphasis on value stocks also contributed positively to relative performance.

U.S. Core Equity Market ETF

The U.S. Core Equity Market ETF invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the ETF held approximately 2,500 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on November 17, 2020, through October 31, 2021, total returns were 29.81% on a net asset value basis for the ETF and 29.65% for the Russell 3000® Index, the ETF’s benchmark. The ETF’s emphasis on small-cap stocks contributed positively to performance relative to the benchmark, as small-caps outperformed large-caps for the period. With low relative price (value) stocks outperforming high relative price (growth) stocks, the ETF’s emphasis on value stocks also contributed positively to relative performance.

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

International Value ETF

The International Value ETF invests in a broadly diversified group of developed ex U.S. large company value stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2021, the ETF held approximately 520 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2021, total returns were 48.18% on a net asset value basis for the ETF and 35.59% for the MSCI World ex USA Index (net dividends), the ETF’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the ETF’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

World ex U.S. Core 2 Equity ETF

The World ex U.S. Core 2 Equity ETF invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability, while considering potential federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the ETF held approximately 9,390 securities in 46 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2021, total returns were 35.23% on a net asset value basis for the ETF and 29.66% for the MSCI All Country World ex USA Index (net dividends), the ETF’s benchmark. The ETF’s greater emphasis on low relative price (value) stocks contributed positively to relative performance, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

International Core Equity Market ETF

The International Core Equity Market ETF invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the ETF held approximately 3,090 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on November 17, 2020 through October 31, 2021, total returns were 20.54% on a net asset value basis for the ETF and 19.42% for the MSCI World ex USA IMI Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex US markets.

Emerging Core Equity Market ETF

The Emerging Core Equity Market ETF invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the ETF held approximately 4,140 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From its inception on December 1, 2020 through October 31, 2021, total returns were 9.33% on a net asset value basis for the ETF and 7.48% for the MSCI Emerging Markets IMI Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. The ETF’s emphasis on small-cap stocks contributed positively to performance relative to the benchmark, as small-caps outperformed large-caps for the period.

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	For the period ended October 31, 2021
Expense Tables
	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratio(a)	Expenses Paid During Period(a)
Dimensional U.S. Equity ETF
Actual Fund Return	$1,000.00	$1,102.20	0.17%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

Dimensional US Core Equity Market ETF
Actual Fund Return	$1,000.00	$1,092.90	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Annualized Expense Ratio(a)	Expenses Paid During Period(a)

Dimensional U.S. Core Equity 2 ETF
Actual Fund Return	$1,000.00	$1,076.00	0.21%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

Dimensional U.S. Small Cap ETF
Actual Fund Return	$1,000.00	$1,047.30	0.39%	$2.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

Dimensional U.S. Targeted Value ETF
Actual Fund Return	$1,000.00	$1,042.40	0.38%	$1.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.29	0.38%	$1.94

Dimensional International Core Equity Market ETF
Actual Fund Return	$1,000.00	$1,049.40	0.18%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

Dimensional International Value ETF
Actual Fund Return	$1,000.00	$1,054.50	0.48%	$2.49
Hypothetical 5% Annual Return	$1,000.00	$1,022.79	0.48%	$2.45

Dimensional Emerging Core Equity Market ETF
Actual Fund Return	$1,000.00	$961.80	0.35%	$1.73
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.35%	$1.79

Dimensional World ex U.S. Core Equity 2 ETF
Actual Fund Return	$1,000.00	$1,018.40	0.36%	$1.83
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) (to reflect the six-month period).

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on September 29, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional U.S. Equity ETF
Communication Services	10.4%
Consumer Discretionary	13.0%
Consumer Staples	5.4%
Energy	2.5%
Financials	12.2%
Health Care	13.2%
Industrials	9.1%
Information Technology	29.1%
Materials	2.7%
Real Estate	0.1%
Utilities	2.3%

100.0%

Dimensional US Core Equity Market ETF
Communication Services	9.3%
Consumer Discretionary	13.0%
Consumer Staples	5.8%
Energy	3.3%
Financials	12.9%
Health Care	12.7%
Industrials	10.4%
Information Technology	26.6%
Materials	3.2%
Real Estate	0.2%
Utilities	2.6%

100.0%

Dimensional U.S. Core Equity 2 ETF
Communication Services	7.0%
Consumer Discretionary	13.2%
Consumer Staples	5.1%
Energy	3.0%
Financials	15.4%
Health Care	11.7%
Industrials	13.9%
Information Technology	24.4%
Materials	4.3%
Real Estate	0.4%
Utilities	1.6%

100.0%

Dimensional U.S. Small Cap ETF
Communication Services	2.3%
Consumer Discretionary	14.6%
Consumer Staples	4.1%
Energy	3.3%
Financials	20.7%
Health Care	11.8%
Industrials	20.8%
Information Technology	13.7%
Materials	5.8%
Real Estate	0.5%
Utilities	2.4%

100.0%

Dimensional U.S. Targeted Value ETF
Communication Services	2.8%
Consumer Discretionary	14.8%
Consumer Staples	5.0%
Energy	5.1%
Financials	29.0%
Health Care	4.1%
Industrials	22.0%
Information Technology	8.4%
Materials	8.0%
Real Estate	0.6%
Utilities	0.2%

100.0%

Dimensional International Core Equity Market ETF
Communication Services	4.8%
Consumer Discretionary	12.7%
Consumer Staples	8.8%
Energy	5.0%
Financials	17.6%
Health Care	10.5%
Industrials	17.4%
Information Technology	9.2%
Materials	9.1%
Real Estate	1.4%
Utilities	3.5%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional International Value ETF
Communication Services	4.9%
Consumer Discretionary	14.3%
Consumer Staples	4.8%
Energy	12.6%
Financials	29.0%
Health Care	5.5%
Industrials	11.2%
Information Technology	1.2%
Materials	12.9%
Real Estate	2.1%
Utilities	1.5%

100.0%

Dimensional Emerging Core Equity Market ETF
Communication Services	9.3%
Consumer Discretionary	13.2%
Consumer Staples	6.0%
Energy	5.1%
Financials	17.1%
Health Care	4.2%
Industrials	7.8%
Information Technology	21.1%
Materials	11.0%
Real Estate	2.5%
Utilities	2.7%

100.0%

Dimensional World ex U.S. Core Equity 2 ETF
Communication Services	5.8%
Consumer Discretionary	13.6%
Consumer Staples	7.7%
Energy	5.1%
Financials	15.0%
Health Care	6.3%
Industrials	16.9%
Information Technology	11.7%
Materials	12.1%
Real Estate	2.8%
Utilities	3.0%

100.0%

DIMENSIONAL U.S. EQUITY ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡

COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (10.3%)
*	Alphabet, Inc., Class A	41,882	$124,009,251	2.1%
*	Alphabet, Inc., Class C	41,863	124,140,959	2.1%
	Comcast Corp., Class A	633,966	32,604,871	0.6%
*	Facebook, Inc., Class A	336,080	108,745,406	1.8%
*	Netflix, Inc.	61,692	42,586,605	0.7%
	Verizon Communications, Inc.	577,823	30,618,841	0.5%
*	Walt Disney Co. (The)	252,754	42,733,119	0.7%
	Other Securities		120,108,481	1.9%

TOTAL COMMUNICATION SERVICES			625,547,533	10.4%

CONSUMER DISCRETIONARY — (12.8%)
*	Amazon.com, Inc.	61,739	208,210,456	3.5%
	Home Depot, Inc. (The)	150,712	56,025,679	0.9%
	Lowe’s Cos., Inc.	105,669	24,707,526	0.4%
	McDonald’s Corp.	104,363	25,626,335	0.4%
	NIKE, Inc., Class B	174,778	29,238,612	0.5%
*	Tesla, Inc.	108,041	120,357,674	2.0%
	Other Securities		318,178,523	5.3%

TOTAL CONSUMER DISCRETIONARY			782,344,805	13.0%

CONSUMER STAPLES — (5.4%)
	Coca-Cola Co. (The)	570,909	32,182,140	0.5%
	Costco Wholesale Corp.	63,220	31,075,159	0.5%
*	PepsiCo., Inc.	200,142	32,342,947	0.5%
	Procter & Gamble Co. (The)	347,476	49,685,593	0.8%
	Walmart, Inc.	198,534	29,664,950	0.5%
	Other Securities		152,790,715	2.6%

TOTAL CONSUMER STAPLES			327,741,504	5.4%

ENERGY — (2.5%)
	Chevron Corp.	237,748	27,219,769	0.5%
	Exxon Mobil Corp.	517,515	33,364,192	0.6%
	Other Securities		92,417,867	1.4%

TOTAL ENERGY			153,001,828	2.5%

FINANCIALS — (12.1%)
	Bank of America Corp.	1,086,017	51,889,892	0.9%
*	Berkshire Hathaway, Inc., Class B	270,863	77,740,390	1.3%
	JPMorgan Chase & Co.	425,131	72,225,506	1.2%
	Wells Fargo & Co.	481,144	24,615,327	0.4%
	Other Securities		508,168,125	8.4%

TOTAL FINANCIALS			734,639,240	12.2%

HEALTH CARE — (13.1%)
	Abbott Laboratories	245,051	31,584,623	0.5%
	AbbVie, Inc.	246,043	28,213,751	0.5%
	Danaher Corp.	82,522	25,727,884	0.4%
	Eli Lilly & Co.	124,654	31,756,853	0.5%
	Johnson & Johnson	367,378	59,838,529	1.0%
	Merck & Co., Inc.	352,752	31,059,814	0.5%
	Pfizer, Inc.	777,093	33,990,048	0.6%
	Thermo Fisher Scientific, Inc.	55,402	35,073,344	0.6%
	UnitedHealth Group, Inc.	132,814	61,156,863	1.0%

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$456,277,856	7.6%

TOTAL HEALTH CARE		794,679,565	13.2%

INDUSTRIALS — (9.0%)
Union Pacific Corp.	95,269	1,962,031	0.3%
Other Securities		544,975,801	8.8%

INFORMATION TECHNOLOGY — (28.8%)
Accenture PLC, Class A	88,303	31,682,233	0.5%
* Adobe, Inc.	67,867	44,137,982	0.7%
Apple, Inc.	2,426,513	363,491,647	6.0%
Broadcom, Inc.	56,543	30,062,217	0.5%
Cisco Systems, Inc.	590,015	33,023,140	0.6%
Intel Corp.	594,424	29,126,776	0.5%
Mastercard, Inc., Class A	124,413	41,743,050	0.7%
Microsoft Corp.	1,007,984	334,267,654	5.5%
NVIDIA Corp.	337,735	86,348,707	1.4%
Oracle Corp.	298,001	28,590,216	0.5%
* PayPal Holdings, Inc.	161,088	37,467,458	0.6%
* salesforce.com, Inc.	122,379	36,675,763	0.6%
Texas Instruments, Inc.	128,211	24,036,998	0.4%
Visa, Inc., Class A	234,741	49,711,102	0.8%
Other Securities		583,675,055	9.7%

TOTAL INFORMATION TECHNOLOGY		1,754,039,998	29.0%

MATERIALS — (2.7%)
Linde PLC	73,618	23,498,866	0.4%
Other Securities		141,668,949	2.3%

TOTAL MATERIALS		165,167,815	2.7%

REAL ESTATE — (0.1%)
Other Securities		8,092,288	0.1%

UTILITIES — (2.3%)
NextEra Energy, Inc.	274,601	23,431,703	0.4%
Other Securities		117,237,466	1.9%

TOTAL UTILITIES		140,669,169	2.3%

TOTAL COMMON STOCKS		6,032,861,577	99.9%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Securities		97,183	0.0%

TOTAL PREFERRED STOCKS		97,183	0.0%

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		213	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Securities		15	0.0%

FINANCIALS — (0.0%)
Other Securities		390	0.0%

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (0.0%)
Other Securities		$2,610	0.0%

TOTAL RIGHTS/WARRANTS		3,228	0.0%

TOTAL INVESTMENT SECURITIES — (99.1%)
(Cost $1,776,076,906)		6,032,961,988

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	4,863,828	56,272,062	0.9%

TOTAL INVESTMENTS — 100.0%
(Cost $1,832,348,968)		$6,089,234,050	100.8%

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$625,546,774	$759	$—	$625,547,533
Consumer Discretionary	782,344,805	—	—	782,344,805
Consumer Staples	327,741,504	—	—	327,741,504
Energy	153,001,828	—	—	153,001,828
Financials	734,639,240	—	—	734,639,240
Healthcare	794,641,710	—	37,855	794,679,565
Industrials	546,937,832	—	—	546,937,832
Information Technology	1,754,039,998	—	—	1,754,039,998
Materials	165,167,815	—	—	165,167,815
Real Estate	8,092,288	—	—	8,092,288
Utilities	140,669,169	—	—	140,669,169
Preferred Stocks
Industrials	97,183	—	—	97,183
Rights/Warrants
Communication Services	—	—	213	213
Consumer Discretionary	—	—	15	15
Financials	—	—	390	390
Healthcare	—	—	2,610	2,610
Collateral for Securities on Loan	56,272,062	—	—	56,272,062

Total Investments	$6,089,192,208	$759	$41,083	$6,089,234,050

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL US CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (9.2%)
*	Alphabet, Inc., Class A	7,874	$23,314,284	1.8%
*	Alphabet, Inc., Class C	7,889	23,394,119	1.8%
	AT&T, Inc.	222,296	5,615,197	0.4%
	Comcast Corp., Class A	131,270	6,751,216	0.5%
*	Facebook, Inc., Class A	60,082	19,440,733	1.5%
*	Netflix, Inc.	9,564	6,602,125	0.5%
	Verizon Communications, Inc.	157,735	8,358,378	0.6%
*	Walt Disney Co. (The)	38,734	6,548,757	0.5%
	Other Securities		22,824,591	1.6%

TOTAL COMMUNICATION SERVICES			122,849,400	9.2%

CONSUMER DISCRETIONARY — (12.8%)
*	Amazon.com, Inc.	11,958	40,327,518	3.0%
	Home Depot, Inc. (The)	27,432	10,197,572	0.8%
	Lowe’s Cos., Inc.	20,030	4,683,415	0.4%
	McDonald’s Corp.	18,480	4,537,764	0.4%
	NIKE, Inc., Class B	37,267	6,234,396	0.5%
*	Tesla, Inc.	19,427	21,641,678	1.6%
	Other Securities		84,504,127	6.3%

TOTAL CONSUMER DISCRETIONARY			172,126,470	13.0%

CONSUMER STAPLES — (5.7%)
	Coca-Cola Co. (The)	110,156	6,209,494	0.5%
	Costco Wholesale Corp.	11,584	5,693,999	0.4%
	PepsiCo., Inc.	42,177	6,815,803	0.5%
	Procter & Gamble Co. (The)	75,108	10,739,693	0.8%
	Walmart, Inc.	46,009	6,874,665	0.5%
	Other Securities		40,541,062	3.1%

TOTAL CONSUMER STAPLES			76,874,716	5.8%

ENERGY — (3.3%)
	Chevron Corp.	50,928	5,830,747	0.4%
	Exxon Mobil Corp.	101,611	6,550,861	0.5%
	Other Securities		31,635,286	2.4%

TOTAL ENERGY			44,016,894	3.3%

FINANCIALS — (12.7%)
	Bank of America Corp.	186,214	8,897,305	0.7%
*	Berkshire Hathaway, Inc., Class B	41,322	11,859,827	0.9%
	JPMorgan Chase & Co.	84,147	14,295,734	1.1%
	Wells Fargo & Co.	94,881	4,854,112	0.4%
	Other Securities		131,177,299	9.8%

TOTAL FINANCIALS			171,084,277	12.9%

HEALTH CARE — (12.6%)
	Abbott Laboratories	41,732	5,378,837	0.4%
	AbbVie, Inc.	53,510	6,135,992	0.5%
	Danaher Corp.	14,916	4,650,361	0.4%
	Eli Lilly & Co.	23,624	6,018,450	0.5%
	Johnson & Johnson	80,812	13,162,659	1.0%
	Merck & Co., Inc.	65,010	5,724,131	0.4%

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	138,358	$6,051,779	0.5%
Thermo Fisher Scientific, Inc.	9,970	6,311,708	0.5%
UnitedHealth Group, Inc.	26,312	12,115,887	0.9%
Other Securities		103,240,587	7.6%

TOTAL HEALTH CARE		168,790,391	12.7%

INDUSTRIALS — (10.3%)
Union Pacific Corp.	20,423	4,930,112	0.4%
Other Securities		133,579,269	10.0%

TOTAL INDUSTRIALS		138,509,381	10.4%

INFORMATION TECHNOLOGY — (26.3%)
Accenture PLC, Class A	19,075	6,843,919	0.5%
* Adobe, Inc.	11,857	7,711,319	0.6%
Apple, Inc.	483,503	72,428,749	5.5%
Broadcom, Inc.	13,278	7,059,514	0.5%
Cisco Systems, Inc.	120,142	6,724,348	0.5%
Intel Corp.	145,823	7,145,327	0.6%
Mastercard, Inc., Class A	25,251	8,472,216	0.7%
Microsoft Corp.	200,479	66,482,846	5.0%
NVIDIA Corp.	58,272	14,898,402	1.1%
Oracle Corp.	55,871	5,360,264	0.4%
* PayPal Holdings, Inc.	21,698	5,046,738	0.4%
QUALCOMM, Inc.	35,543	4,728,641	0.4%
* Salesforce.com, Inc.	18,400	5,514,296	0.4%
Texas Instruments, Inc.	29,308	5,494,664	0.4%
Visa, Inc., Class A	42,538	9,008,272	0.7%
Other Securities		120,314,815	8.9%

TOTAL INFORMATION TECHNOLOGY		353,234,330	26.6%

MATERIALS — (3.2%)
Other Securities		42,619,965	3.2%

REAL ESTATE — (0.2%)
Other Securities		2,862,338	0.2%

UTILITIES — (2.5%)
Other Securities		34,109,146	2.6%

TOTAL COMMON STOCKS		1,327,077,308	99.9%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Securities		92	0.0%

TOTAL RIGHTS/WARRANTS		92	0.0%

TOTAL INVESTMENT SECURITIES — (98.8%)
(Cost $1,178,651,884)		1,327,077,400

SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	1,353,948	15,664,505	1.2%

TOTAL INVESTMENTS — 100.0%
(Cost $1,194,316,389)		$1,342,741,905	101.1%

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$122,849,400	$—	—	$122,849,400
Consumer Discretionary	172,126,470	—	—	172,126,470
Consumer Staples	76,874,716	—	—	76,874,716
Energy	44,016,894	—	—	44,016,894
Financials	171,084,277	—	—	171,084,277
Healthcare	168,790,391	—	—	168,790,391
Industrials	138,509,381	—	—	138,509,381
Information Technology	353,234,330	—	—	353,234,330
Materials	42,619,965	—	—	42,619,965
Real Estate	2,862,338	—	—	2,862,338
Utilities	34,109,146	—	—	34,109,146
Rights/Warrants
Healthcare	—	92	—	92
Collateral for Securities on Loan	15,664,505	—	—	15,664,505

Total Investments	$1,342,741,813	$92	—	$1,342,741,905

See accompanying Notes to Financial Statements.

DIMENSIONAL U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (7.0%)
*	Alphabet, Inc., Class A	46,097	$136,489,529	1.0%
*	Alphabet, Inc., Class C	43,937	130,291,219	0.9%
	AT&T, Inc.	1,861,421	47,019,494	0.3%
#*	Charter Communications, Inc., Class A	59,151	39,920,418	0.3%
	Comcast Corp., Class A	1,670,985	85,938,759	0.6%
*	Facebook, Inc., Class A	409,273	132,428,465	0.9%
	Verizon Communications, Inc.	1,494,331	79,184,600	0.6%
*	Walt Disney Co. (The)	287,831	48,663,587	0.3%
	Other Securities		316,864,066	2.1%

TOTAL COMMUNICATION SERVICES			1,016,800,137	7.0%

CONSUMER DISCRETIONARY — (13.0%)
*	Amazon.com, Inc.	110,142	371,446,185	2.6%
*	Home Depot, Inc. (The)	174,264	64,780,899	0.5%
*	Lowe’s Cos., Inc.	222,608	52,050,203	0.4%
*	NIKE, Inc., Class B	239,422	40,052,906	0.3%
	Target Corp.	212,860	55,262,713	0.4%
*	Tesla, Inc.	36,850	41,050,900	0.3%
	Other Securities		1,284,347,315	8.7%

TOTAL CONSUMER DISCRETIONARY			1,908,991,121	13.2%

CONSUMER STAPLES — (5.0%)
*	Coca-Cola Co. (The)	943,734	53,198,286	0.4%
	Costco Wholesale Corp.	85,007	41,784,341	0.3%
*	PepsiCo., Inc.	371,657	60,059,771	0.4%
	Procter & Gamble Co. (The)	541,034	77,362,452	0.5%
*	Walmart, Inc.	380,368	56,834,587	0.4%
	Other Securities		447,090,562	3.1%

TOTAL CONSUMER STAPLES			736,329,999	5.1%

ENERGY — (2.9%)
*	Chevron Corp.	400,964	45,906,368	0.3%
	ConocoPhillips	529,860	39,469,271	0.3%
	Exxon Mobil Corp.	725,975	46,803,608	0.3%
	Other Securities		293,606,826	2.0%

TOTAL ENERGY			425,786,073	2.9%

FINANCIALS — (15.2%)
	American Express Co.	282,115	49,025,945	0.4%
*	Bank of America Corp.	1,783,289	85,205,548	0.6%
*	Berkshire Hathaway, Inc., Class B	373,165	107,102,087	0.8%
	JPMorgan Chase & Co.	911,109	154,788,308	1.1%
	Morgan Stanley	469,909	48,297,247	0.3%
	Other Securities		1,776,466,884	12.2%

TOTAL FINANCIALS			2,220,886,019	15.4%

HEALTH CARE — (11.6%)
	AbbVie, Inc.	383,467	43,972,161	0.3%
*	Eli Lilly & Co.	191,095	48,683,362	0.3%
*	Johnson & Johnson	844,412	137,537,827	1.0%
	Merck & Co., Inc.	632,612	55,701,487	0.4%

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
*	Pfizer, Inc.	1,223,377	$53,510,510	0.4%
*	Thermo Fisher Scientific, Inc.	69,685	44,115,483	0.3%
	UnitedHealth Group, Inc.	239,504	110,284,407	0.8%
	Other Securities		1,195,876,721	8.2%

TOTAL HEALTH CARE			1,689,681,958	11.7%

INDUSTRIALS — (13.8%)
*	Generac Holdings, Inc.	83,981	41,869,567	0.3%
	Union Pacific Corp.	246,644	59,539,862	0.4%
	Other Securities		1,911,713,845	13.2%

TOTAL INDUSTRIALS			2,013,123,274	13.9%

INFORMATION TECHNOLOGY — (24.1%)
	Accenture PLC, Class A	155,759	55,884,772	0.4%
*	Adobe, Inc.	69,394	45,131,082	0.3%
*	Apple, Inc.	4,465,082	668,869,284	4.6%
*	Applied Materials, Inc.	295,382	40,363,950	0.3%
	Broadcom, Inc.	86,838	46,169,159	0.3%
	Cisco Systems, Inc.	1,250,244	69,976,157	0.5%
*	Intel Corp.	1,809,759	88,678,191	0.6%
	Mastercard, Inc., Class A	224,959	75,478,244	0.5%
*	Microsoft Corp.	1,856,730	615,728,803	4.3%
	NVIDIA Corp.	294,561	75,310,411	0.5%
	Oracle Corp.	622,608	59,733,012	0.4%
*	QUALCOMM, Inc.	419,413	55,798,706	0.4%
	Texas Instruments, Inc.	268,223	50,286,448	0.4%
	Visa, Inc., Class A	415,024	87,889,632	0.6%
	Other Securities		1,494,275,370	10.3%

TOTAL INFORMATION TECHNOLOGY			3,529,573,221	24.4%

MATERIALS — (4.2%)
	Other Securities		619,418,291	4.3%

REAL ESTATE — (0.3%)
	Other Securities		50,215,840	0.4%

UTILITIES — (1.6%)
	Other Securities		226,559,886	1.6%

TOTAL COMMON STOCKS			14,437,365,819	99.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Securities		268,380	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Securities		776,597	0.0%

INDUSTRIALS — (0.0%)
	Other Securities		819,854	0.0%

TOTAL PREFERRED STOCKS			1,864,831	0.0%

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Securities		2,181	0.0%

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		$2,568	0.0%

ENERGY — (0.0%)
Other Securities		23,297	0.0%

FINANCIALS — (0.0%)
Other Securities		4,345	0.0%

HEALTH CARE — (0.0%)
Other Securities		288,457	0.0%

TOTAL RIGHTS/WARRANTS		320,848	0.0%

TOTAL INVESTMENT SECURITIES — (98.7%)
(Cost $5,783,599,229)		14,439,551,498

SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	16,805,717	194,433,748	1.3%

TOTAL INVESTMENTS — 100.0%
(Cost $5,978,032,977)		$14,633,985,246	101.2%

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,016,774,472	$25,665	—	$1,016,800,137
Consumer Discretionary	1,908,991,121	—	—	1,908,991,121
Consumer Staples	736,315,481	14,518	—	736,329,999
Energy	425,786,073	—	—	425,786,073
Financials	2,220,879,869	6,150	—	2,220,886,019
Healthcare	1,689,299,695	—	$382,263	1,689,681,958
Industrials	2,012,616,798	506,476	—	2,013,123,274
Information Technology	3,529,573,221	—	—	3,529,573,221
Materials	619,418,291	—	—	619,418,291
Real Estate	50,215,840	—	—	50,215,840
Utilities	226,559,886	—	—	226,559,886
Preferred Stocks
Communication Services	268,380	—	—	268,380
Consumer Discretionary	776,597	—	—	776,597
Industrials	819,854	—	—	819,854
Rights/Warrants
Communication Services	—	—	2,181	2,181
Consumer Discretionary	—	—	2,568	2,568
Energy	23,297	—	—	23,297
Financials	—	—	4,345	4,345
Healthcare	—	10,255	278,202	288,457
Collateral for Securities on Loan	194,433,748	—	—	194,433,748

Total Investments	$14,632,752,623	$563,064	$669,559	$14,633,985,246

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL U.S. SMALL CAP ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (2.2%)
	Nexstar Media Group, Inc., Class A	70,281	$10,537,230	0.3%
	Other Securities		87,725,440	2.0%

TOTAL COMMUNICATION SERVICES			98,262,670	2.3%

CONSUMER DISCRETIONARY — (14.2%)
*	Crocs, Inc.	125,337	20,235,659	0.5%
#	Dick’s Sporting Goods, Inc.	83,687	10,394,762	0.2%
*	Fox Factory Holding Corp.	72,260	11,630,247	0.3%
*	Helen of Troy, Ltd.	52,142	11,729,343	0.3%
*	Lithia Motors, Inc., Class A	47,402	15,131,666	0.4%
	Marriott Vacations Worldwide Corp.	61,634	9,690,097	0.2%
*	Murphy USA, Inc.	59,830	9,749,299	0.2%
	Penske Automotive Group, Inc.	103,793	11,007,248	0.3%
*	RH	15,878	10,473,605	0.2%
*	TopBuild Corp.	51,917	13,341,111	0.3%
	Other Securities		499,967,931	11.6%

TOTAL CONSUMER DISCRETIONARY			623,350,968	14.5%

CONSUMER STAPLES — (4.0%)
*	Darling Ingredients, Inc.	288,631	24,395,092	0.6%
	Other Securities		150,250,685	3.5%

TOTAL CONSUMER STAPLES			174,645,777	4.1%

ENERGY — (3.2%)
*	Range Resources Corp.	481,008	11,217,107	0.3%
	Other Securities		131,787,711	3.0%

TOTAL ENERGY			143,004,818	3.3%

FINANCIALS — (20.1%)
*	Cadence Bank	334,563	9,709,021	0.2%
	Evercore, Inc.	66,805	10,143,671	0.2%
*	Huntington Bancshares, Inc.	624,454	9,828,906	0.2%
	Primerica, Inc.	59,904	10,078,249	0.2%
#*	Stifel Financial Corp.	141,416	10,304,984	0.2%
*	UMB Financial Corp.	98,861	9,769,444	0.2%
	Walker & Dunlop, Inc.	75,459	9,814,952	0.2%
	Other Securities		817,168,411	19.3%

TOTAL FINANCIALS			886,817,638	20.7%

HEALTH CARE — (11.5%)
*	Intellia Therapeutics, Inc.	82,732	11,001,701	0.3%
*	Medpace Holdings, Inc.	47,538	10,769,734	0.3%
*	Omnicell, Inc.	86,451	15,401,246	0.4%
*	Tenet Healthcare Corp.	179,446	12,859,100	0.3%
	Other Securities		456,027,100	10.5%

TOTAL HEALTH CARE			506,058,881	11.8%

INDUSTRIALS — (20.2%)
*	ASGN, Inc.	105,213	12,589,788	0.3%
*	Avis Budget Group, Inc.	85,979	14,901,020	0.4%
*	Builders FirstSource, Inc.	315,867	18,405,570	0.4%

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	Chart Industries, Inc.	58,714	$10,422,909	0.3%
	EMCOR Group, Inc.	86,972	10,566,228	0.3%
	Exponent, Inc.	86,244	9,900,811	0.2%
*	FTI Consulting, Inc.	73,465	10,573,083	0.3%
*	Generac Holdings, Inc.	27,660	13,790,170	0.3%
#	KBR, Inc.	229,643	9,746,049	0.2%
*	MasTec, Inc.	131,255	11,698,758	0.3%
*	Regal Rexnord Corp.	122,112	18,601,321	0.4%
*	Saia, Inc.	61,117	19,107,619	0.5%
#	Tetra Tech, Inc.	64,747	11,373,458	0.3%
	UFP Industries, Inc.	121,049	9,905,440	0.2%
	Other Securities		707,009,077	16.3%

TOTAL INDUSTRIALS			888,591,301	20.7%

INFORMATION TECHNOLOGY — (13.3%)
*	Amkor Technology, Inc.	460,154	10,086,576	0.2%
*	Brooks Automation, Inc.	108,343	12,616,542	0.3%
*	Calix, Inc.	162,383	10,163,552	0.2%
*	Cirrus Logic, Inc.	122,804	9,923,791	0.2%
*	Lattice Semiconductor Corp.	243,698	16,922,389	0.4%
*	Novanta, Inc.	68,725	11,859,186	0.3%
*	Onto Innovation, Inc.	127,461	10,096,186	0.2%
*	Power Integrations, Inc.	109,590	11,310,784	0.3%
*	Silicon Laboratories, Inc.	57,733	10,897,681	0.3%
*	Synaptics, Inc.	66,325	12,904,855	0.3%
	Other Securities		468,161,138	10.9%

TOTAL INFORMATION TECHNOLOGY			584,942,680	13.6%

MATERIALS — (5.7%)
*	Louisiana-Pacific Corp.	216,002	12,728,998	0.3%
*	Olin Corp.	215,263	12,265,686	0.3%
	Other Securities		225,560,717	5.3%

TOTAL MATERIALS			250,555,401	5.9%

REAL ESTATE — (0.5%)
	Other Securities		22,823,904	0.5%

UTILITIES — (2.4%)
	Other Securities		104,622,189	2.5%

TOTAL COMMON STOCKS			4,283,676,227	99.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Securities		252,874	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Securities		588,044	0.0%

INDUSTRIALS — (0.0%)
	Other Securities		1,271,417	0.1%

TOTAL PREFERRED STOCKS			2,112,335	0.1%

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Securities		3,650	0.0%

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		$4,777	0.0%

ENERGY — (0.0%)
Other Securities		14,341	0.0%

FINANCIALS — (0.0%)
Other Securities		11,470	0.0%

HEALTH CARE — (0.0%)
Other Securities		548,651	0.0%

TOTAL RIGHTS/WARRANTS		582,889	0.0%

TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $1,871,104,529)		4,286,371,451

SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	10,161,013	117,557,837	2.7%

TOTAL INVESTMENTS — 100.0%
(Cost $1,988,662,366)		$4,403,929,288	102.7%

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$98,196,097	$66,573	—	$98,262,670
Consumer Discretionary	623,350,968	—	—	623,350,968
Consumer Staples	174,571,751	74,026	—	174,645,777
Energy	143,004,818	—	—	143,004,818
Financials	886,768,909	48,729	—	886,817,638
Healthcare	505,053,785	175,403	$829,693	506,058,881
Industrials	888,591,301	—	—	888,591,301
Information Technology	584,942,680	—	—	584,942,680
Materials	250,555,401	—	—	250,555,401
Real Estate	22,823,904	—	—	22,823,904
Utilities	104,622,189	—	—	104,622,189
Preferred Stocks
Communication Services	252,874	—	—	252,874
Consumer Discretionary	588,044	—	—	588,044
Industrials	1,271,417	—	—	1,271,417
Rights/Warrants
Communication Services	—	—	3,650	3,650
Consumer Discretionary	—	—	4,777	4,777
Energy	14,341	—	—	14,341
Financials	—	—	11,470	11,470
Healthcare	—	29,072	519,579	548,651
Collateral for Securities on Loan	117,557,837	—	—	117,557,837

Total Investments	$4,402,166,316	$393,803	$1,369,169	$4,403,929,288

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL U.S. TARGETED VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.7%)
	News Corp., Class A	1,305,422	$29,894,164	0.5%
	Other Securities		146,409,641	2.3%

TOTAL COMMUNICATION SERVICES			176,303,805	2.8%

CONSUMER DISCRETIONARY — (14.5%)
*	AutoNation, Inc.	340,002	41,181,042	0.6%
*	BorgWarner, Inc., Class A	561,041	25,286,118	0.4%
#	Dick’s Sporting Goods, Inc.	236,805	29,413,549	0.5%
#*	Dillard’s, Inc., Class A	150,871	34,872,323	0.5%
*	Kohl’s Corp.	490,688	23,813,089	0.4%
*	Lithia Motors, Inc., Class A	83,546	26,669,554	0.4%
	Penske Automotive Group, Inc.	306,413	32,495,099	0.5%
	PulteGroup, Inc.	708,193	34,049,919	0.5%
*	PVH Corp.	226,849	24,801,401	0.4%
	Toll Brothers, Inc.	597,653	35,960,781	0.6%
	Other Securities		641,009,454	9.9%

TOTAL CONSUMER DISCRETIONARY			949,552,329	14.7%

CONSUMER STAPLES — (4.9%)
	Bunge, Ltd.	493,858	45,751,005	0.7%
*	Darling Ingredients, Inc.	699,905	59,155,971	0.9%
*	Post Holdings, Inc.	255,797	25,958,280	0.4%
	Other Securities		189,102,860	3.0%

TOTAL CONSUMER STAPLES			319,968,116	5.0%

ENERGY — (5.0%)
	Devon Energy Corp.	912,879	36,588,190	0.6%
	Other Securities		291,932,034	4.5%

TOTAL ENERGY			328,520,224	5.1%

FINANCIALS — (28.4%)
	Assured Guaranty, Ltd.	459,563	25,542,512	0.4%
*	Athene Holding, Ltd., Class A	653,882	56,894,273	0.9%
	CNO Financial Group, Inc.	1,142,791	27,586,975	0.4%
*	First Horizon Corp.	1,751,204	29,717,932	0.5%
	Invesco, Ltd.	1,323,799	33,637,733	0.5%
	Janus Henderson Group PLC	474,958	22,085,547	0.3%
	Old Republic International Corp.	853,193	22,037,975	0.3%
	People’s United Financial, Inc.	1,723,032	29,532,768	0.5%
	Pinnacle Financial Partners, Inc.	246,783	23,831,834	0.4%
*	Popular, Inc.	379,807	30,931,482	0.5%
*	Reinsurance Group of America, Inc.	186,199	21,986,378	0.3%
	Santander Consumer USA Holdings, Inc.	713,312	29,745,110	0.5%
*	Voya Financial, Inc.	468,022	32,653,895	0.5%
*	Zions BanCorp NA	546,831	34,444,885	0.5%
	Other Securities		1,438,700,800	22.3%

TOTAL FINANCIALS			1,859,330,099	28.8%

HEALTH CARE — (4.0%)
*	Acadia Healthcare Co., Inc.	355,206	22,022,772	0.4%
	Other Securities		241,445,632	3.7%

TOTAL HEALTH CARE			263,468,404	4.1%

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (21.5%)
#	AGCO Corp.	291,053	$35,569,587	0.6%
	AMERCO	45,826	33,773,304	0.5%
*	Chart Industries, Inc.	163,089	28,951,559	0.5%
*	Colfax Corp.	532,332	27,478,978	0.4%
*	Knight-Swift Transportation Holdings, Inc.	708,692	40,175,749	0.6%
	Owens Corning	254,024	23,728,382	0.4%
	Quanta Services, Inc.	590,769	71,648,464	1.1%
*	Regal Rexnord Corp.	169,170	25,769,666	0.4%
	Triton International, Ltd.	365,065	22,703,392	0.4%
	UFP Industries, Inc.	278,960	22,827,297	0.4%
*	WESCO International, Inc.	173,722	22,507,422	0.4%
	Other Securities		1,056,101,390	16.2%

TOTAL INDUSTRIALS			1,411,235,190	21.9%

INFORMATION TECHNOLOGY — (8.2%)
*	Arrow Electronics, Inc.	390,791	45,234,058	0.7%
	Concentrix Corp.	211,396	37,560,841	0.6%
*	Jabil, Inc.	378,632	22,702,775	0.4%
	SYNNEX Corp.	210,629	22,116,045	0.4%
	Other Securities		409,696,779	6.2%

TOTAL INFORMATION TECHNOLOGY			537,310,498	8.3%

MATERIALS — (7.8%)
*	Huntsman Corp.	793,071	25,838,253	0.4%
*	Olin Corp.	480,822	27,397,238	0.4%
*	Reliance Steel & Aluminum Co.	305,575	44,662,842	0.7%
*	Steel Dynamics, Inc.	533,554	35,257,248	0.6%
*	Westlake Chemical Corp.	260,362	25,343,637	0.4%
	Other Securities		352,093,657	5.4%

TOTAL MATERIALS			510,592,875	7.9%

REAL ESTATE — (0.6%)
	Other Securities		38,471,815	0.6%

UTILITIES — (0.2%)
	Other Securities		13,915,954	0.2%

TOTAL COMMON STOCKS			6,408,669,309	99.4%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Other Securities		389,421	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Securities		1,327,411	0.0%

INDUSTRIALS — (0.1%)
	Other Securities		2,076,984	0.1%

TOTAL PREFERRED STOCKS			3,793,816	0.1%

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Securities		6,168	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Securities		8,487	0.0%

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
ENERGY — (0.0%)
Other Securities		$25,597	0.0%

FINANCIALS — (0.0%)
Other Securities		16,226	0.0%

HEALTH CARE — (0.0%)
Other Securities		146,004	0.0%

TOTAL RIGHTS/WARRANTS		202,482	0.0%

TOTAL INVESTMENT SECURITIES — (97.9%)
(Cost 3,105,479,309)		6,412,665,606

SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	11,803,654	136,562,377	2.1%

TOTAL INVESTMENTS — 100.0%
(Cost $3,242,041,687)		$6,549,227,985	101.6%

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$176,126,334	$177,471	—	$176,303,805
Consumer Discretionary	949,552,329	—	—	949,552,329
Consumer Staples	319,876,494	91,622	—	319,968,116
Energy	328,520,224	—	—	328,520,224
Financials	1,859,116,719	213,380	—	1,859,330,099
Healthcare	262,250,873	17,278	$1,200,253	263,468,404
Industrials	1,411,235,190	—	—	1,411,235,190
Information Technology	537,310,498	—	—	537,310,498
Materials	510,592,875	—	—	510,592,875
Real Estate	38,471,815	—	—	38,471,815
Utilities	13,915,954	—	—	13,915,954
Preferred Stocks
Communication Services	389,421	—	—	389,421
Consumer Discretionary	1,327,411	—	—	1,327,411
Industrials	2,076,984	—	—	2,076,984
Rights/Warrants
Communication Services	—	—	6,168	6,168
Consumer Discretionary	—	—	8,487	8,487
Energy	25,597	—	—	25,597
Financials	—	—	16,226	16,226
Healthcare	—	2,461	143,543	146,004
Collateral for Securities on Loan	136,562,378	—	—	136,562,378

Total Investments	$6,547,351,096	$502,212	$1,374,677	$6,549,227,985

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.5%)
AUSTRALIA — (6.4%)
#	BHP Group, Ltd.	89,728	$2,465,299	0.3%
	Commonwealth Bank of Australia	53,249	4,186,712	0.5%
	CSL, Ltd.	14,963	3,377,121	0.5%
*	National Australia Bank, Ltd.	113,499	2,447,503	0.3%
	Other Securities		37,028,582	4.8%

TOTAL AUSTRALIA			49,505,217	6.4%

AUSTRIA — (0.4%)
	Other Securities		2,845,092	0.4%

BELGIUM — (0.9%)
	Other Securities		6,951,048	0.9%

CANADA — (10.4%)
	Bank of Nova Scotia (The)	36,952	2,418,850	0.3%
	Canadian National Railway Co.	18,178	2,412,099	0.3%
	Royal Bank of Canada	39,637	4,119,268	0.5%
*	Shopify, Inc., Class A	1,816	2,647,371	0.3%
	Toronto-Dominion Bank (The)	49,520	3,589,106	0.5%
	Other Securities		65,077,733	8.6%

TOTAL CANADA			80,264,427	10.5%

CHINA — (0.0%)
	Other Securities		39,664	0.0%

DENMARK — (2.5%)
	Novo Nordisk A/S, Class B	55,898	6,124,272	0.8%
	Other Securities		13,073,594	1.7%

TOTAL DENMARK			19,197,866	2.5%

FINLAND — (1.4%)
	Other Securities		11,043,964	1.4%

FRANCE — (8.8%)
	Air Liquide SA	14,568	2,431,709	0.3%
*	Airbus SE	19,991	2,558,678	0.3%
#	BNP Paribas SA	33,449	2,241,236	0.3%
	L’Oreal SA	6,183	2,825,968	0.4%
	LVMH Moet Hennessy Louis Vuitton SE	9,329	7,311,020	1.0%
	Sanofi	31,335	3,134,153	0.4%
	Schneider Electric SE	14,241	2,453,924	0.3%
	TotalEnergies SE	86,535	4,343,173	0.6%
	Other Securities		40,943,403	5.3%

TOTAL FRANCE			68,243,264	8.9%

GERMANY — (7.7%)
	Allianz SE, Registered	12,324	2,868,783	0.4%
	Daimler AG	32,691	3,243,677	0.4%
	Deutsche Post AG, Registered	38,069	2,357,836	0.3%
	Deutsche Telekom AG	142,107	2,644,073	0.4%
	SAP SE	30,587	4,435,915	0.6%

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
GERMANY — (Continued)
Siemens AG, Registered	16,121	$2,617,060	0.4%
Other Securities		41,374,389	5.3%

TOTAL GERMANY		59,541,733	7.8%

HONG KONG — (2.2%)
AIA Group, Ltd.	369,400	4,171,691	0.5%
Hong Kong Exchanges & Clearing, Ltd.	48,600	2,941,346	0.4%
Other Securities		10,292,212	1.4%

TOTAL HONG KONG		17,405,249	2.3%

IRELAND — (0.6%)
Other Securities		5,069,687	0.7%

ISRAEL — (0.6%)
Other Securities		4,840,932	0.6%

ITALY — (2.5%)
Other Securities		19,220,299	2.5%

JAPAN — (21.6%)
Astellas Pharma, Inc.	171,400	2,881,594	0.4%
KDDI Corp.	69,700	2,156,559	0.3%
Recruit Holdings Co., Ltd.	69,600	4,621,892	0.6%
SoftBank Corp.	227,900	3,106,955	0.4%
* SoftBank Group Corp.	49,900	2,697,510	0.4%
Sony Corp.	51,300	5,911,704	0.8%
* Toyota Motor Corp.	384,300	6,762,534	0.9%
Other Securities		139,545,172	18.0%

TOTAL JAPAN		167,683,920	21.8%

NETHERLANDS — (4.1%)
ASML Holding NV, Sponsored NYS	2,965	2,410,189	0.3%
ASML Holding NV	10,045	8,142,992	1.1%
Koninklijke Ahold Delhaize NV	76,923	2,504,101	0.3%
Other Securities		18,403,995	2.4%

TOTAL NETHERLANDS		31,461,277	4.1%

NEW ZEALAND — (0.3%)
Other Securities		2,646,240	0.3%

NORWAY — (0.9%)
Other Securities		6,592,246	0.9%

PORTUGAL — (0.2%)
Other Securities		1,687,942	0.2%

SINGAPORE — (0.9%)
Other Securities		6,708,167	0.9%

SPAIN — (2.2%)
Iberdrola SA	187,685	2,218,676	0.3%
Other Securities		14,607,276	1.9%

TOTAL SPAIN		16,825,952	2.2%

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SWEDEN — (3.5%)
Other Securities		$27,262,746	3.5%

SWITZERLAND — (8.1%)
Nestle SA, Registered	91,635	12,116,379	1.6%
Novartis AG, Registered	54,625	4,521,844	0.6%
Roche Holding AG	24,735	9,584,051	1.2%
Other Securities		36,779,954	4.8%

TOTAL SWITZERLAND		63,002,228	8.2%

UNITED KINGDOM — (12.3%)
AstraZeneca PLC	44,338	5,526,980	0.7%
BHP Group PLC	78,463	2,081,147	0.3%
* BP PLC	719,408	3,453,411	0.5%
* British American Tobacco PLC	67,339	2,350,538	0.3%
Diageo PLC	72,717	3,620,251	0.5%
GlaxoSmithKline PLC	159,120	3,290,453	0.4%
* HSBC Holdings PLC	596,727	3,611,297	0.5%
Rio Tinto PLC	42,658	2,666,673	0.4%
Royal Dutch Shell PLC, Class B	277,423	6,407,656	0.8%
Unilever PLC	47,776	2,561,920	0.3%
Other Securities		60,047,709	7.8%

TOTAL UNITED KINGDOM		95,618,035	12.5%

UNITED STATES — (0.0%)
Other Securities		123,859	0.0%

TOTAL COMMON STOCKS		763,781,054	99.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		3,297	0.0%

AUSTRIA — (0.0%)
Other Securities		1	0.0%

NEW ZEALAND — (0.0%)
Other Securities		52	0.0%

TOTAL RIGHTS/WARRANTS		3,350	0.0%

TOTAL INVESTMENT SECURITIES — (98.5%)
(Cost $732,352,051)		763,784,404

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	1,022,520	11,830,043	1.5%

TOTAL INVESTMENTS — 100.0%
(Cost $744,182,094)		$775,614,447	101.1%

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$47,851,531	$1,653,686	—	$49,505,217
Austria	2,845,092	—	—	2,845,092
Belgium	6,951,048	—	—	6,951,048
Canada	80,264,427	—	—	80,264,427
China	39,664	—	—	39,664
Denmark	19,197,866	—	—	19,197,866
Finland	11,043,964	—	—	11,043,964
France	68,243,264	—	—	68,243,264
Germany	59,541,733	—	—	59,541,733
Hong Kong	17,405,249	—	—	17,405,249
Ireland	5,069,687	—	—	5,069,687
Israel	4,840,932	—	—	4,840,932
Italy	19,220,299	—	—	19,220,299
Japan	167,683,920	—	—	167,683,920
Netherlands	31,461,277	—	—	31,461,277
New Zealand	2,646,240	—	—	2,646,240
Norway	6,592,246	—	—	6,592,246
Portugal	1,687,942	—	—	1,687,942
Singapore	6,708,167	—	—	6,708,167
Spain	16,825,952	—	—	16,825,952
Sweden	27,262,586	160	—	27,262,746
Switzerland	63,002,228	—	—	63,002,228
United Kingdom	95,618,035	—	—	95,618,035
United States	123,859	—	—	123,859
Rights/Warrants
Australia	3,297	—	—	3,297
Austria	—	1	—	1
New Zealand	—	52	—	52
Collateral for Securities on Loan	11,830,043	—	—	11,830,043

Total Investments	$773,960,548	$1,653,899	—	$775,614,447

See accompanying Notes to Financial Statements.

DIMENSIONAL INTERNATIONAL VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡

COMMON STOCKS — (97.7%)
AUSTRALIA — (6.2%)
*	Australia & New Zealand Banking Group, Ltd.	1,965,334	$41,539,229	1.2%
*	National Australia Bank, Ltd.	1,750,279	37,743,177	1.1%
*	Westpac Banking Corp.	2,224,681	42,893,511	1.2%
	Other Securities		103,621,907	2.7%

TOTAL AUSTRALIA			225,797,824	6.2%

AUSTRIA — (0.1%)
	Other Securities		5,212,102	0.1%

BELGIUM — (0.7%)
	Other Securities		26,030,353	0.7%

CANADA — (10.0%)
*	Bank of Montreal	429,987	46,657,889	1.3%
#*	Bank of Nova Scotia (The)	381,366	25,002,355	0.7%
	Canadian Imperial Bank of Commerce	245,571	29,750,633	0.8%
*	Canadian Natural Resources, Ltd.	1,119,548	47,591,985	1.3%
#	Manulife Financial Corp.	885,769	17,263,642	0.5%
	Nutrien, Ltd.	325,659	22,766,821	0.6%
	Suncor Energy, Inc.	612,698	16,113,958	0.4%
	Other Securities		163,251,048	4.6%

TOTAL CANADA			368,398,331	10.2%

DENMARK — (2.4%)
	DSV A/S	96,512	22,452,682	0.6%
#	Vestas Wind Systems A/S	615,322	26,638,891	0.7%
	Other Securities		40,166,383	1.2%

TOTAL DENMARK			89,257,956	2.5%

FINLAND — (1.2%)
	Other Securities		43,908,557	1.2%

FRANCE — (9.7%)
	BNP Paribas SA	491,862	32,957,009	0.9%
	Cie de Saint-Gobain	508,021	35,015,658	1.0%
	Cie Generale des Etablissements Michelin SCA	184,266	28,936,834	0.8%
*	Orange SA	1,647,340	17,986,684	0.5%
	TotalEnergies SE	1,666,369	83,634,709	2.3%
	Other Securities		157,300,172	4.3%

TOTAL FRANCE			355,831,066	9.8%

GERMANY — (7.7%)
	Allianz SE, Registered	161,874	37,681,056	1.0%
	Bayer AG, Registered	344,537	19,405,425	0.5%
	Bayerische Motoren Werke AG	252,486	25,490,532	0.7%
	Daimler AG	704,740	69,925,944	1.9%
	Volkswagen AG, Preference	152,780	34,268,180	1.0%
	Other Securities		95,965,303	2.7%

TOTAL GERMANY			282,736,440	7.8%

HONG KONG — (1.8%)
	Other Securities		67,202,125	3.1%

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
IRELAND — (0.4%)
	Other Securities		$14,847,826	0.4%

ISRAEL — (0.5%)
	Other Securities		19,186,638	0.5%

ITALY — (2.6%)
*	Intesa Sanpaolo SpA	6,226,117	17,706,835	0.5%
	Stellantis NV	1,107,861	22,100,296	0.6%
	Other Securities		54,260,365	1.5%

TOTAL ITALY			94,067,496	2.6%

JAPAN — (20.2%)
*	Honda Motor Co., Ltd.	958,588	28,154,451	0.8%
*	Mitsubishi Corp.	513,200	16,256,772	0.5%
*	SoftBank Group Corp.	528,200	28,553,605	0.8%
*	Takeda Pharmaceutical Co., Ltd.	771,894	21,682,757	0.6%
*	Toyota Motor Corp.	5,079,240	89,379,480	2.5%
	Other Securities		556,978,366	15.2%

TOTAL JAPAN			741,005,431	20.4%

NETHERLANDS — (4.9%)
	ING Groep NV	1,211,638	18,396,392	0.5%
	Koninklijke Ahold Delhaize NV	1,237,587	40,287,601	1.1%
	Koninklijke DSM NV	165,155	36,132,195	1.0%
	Other Securities		84,894,262	2.4%

TOTAL NETHERLANDS			179,710,450	5.0%

NEW ZEALAND — (0.3%)
	Other Securities		11,700,904	0.3%

NORWAY — (1.0%)
	Other Securities		35,090,897	1.0%

PORTUGAL — (0.2%)
	Other Securities		5,545,779	0.2%

SINGAPORE — (0.9%)
	Other Securities		32,564,264	0.9%

SPAIN — (2.3%)
	Banco Bilbao Vizcaya Argentaria SA	2,399,101	16,830,244	0.4%
	Banco Santander SA	9,301,027	35,266,878	1.0%
	Other Securities		31,572,412	0.9%

TOTAL SPAIN			83,669,534	2.3%

SWEDEN — (2.9%)
	Other Securities		108,216,664	3.0%

SWITZERLAND — (8.3%)
	ABB, Ltd., Registered	512,841	17,000,223	0.5%
	Cie Financiere Richemont SA, Registered	224,987	27,847,911	0.8%
	Novartis AG, Sponsored ADR	369,814	30,605,807	0.8%
	Novartis AG, Registered	354,588	29,352,708	0.8%
	UBS Group AG	1,374,597	25,039,855	0.7%
	Zurich Insurance Group AG	101,073	44,897,981	1.2%
	Other Securities		129,777,401	3.6%

TOTAL SWITZERLAND			304,521,886	8.4%

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (13.4%)
	Anglo American PLC	535,369	$20,419,506	0.6%
	Aviva PLC	3,902,148	21,111,919	0.6%
#*	Barclays PLC, Sponsored ADR	1,894,942	21,204,401	0.6%
*	BP PLC, Sponsored ADR	1,972,347	56,783,869	1.5%
*	British American Tobacco PLC	1,006,113	35,119,416	1.0%
	Glencore PLC	6,855,056	34,320,853	0.9%
*	HSBC Holdings PLC, Sponsored ADR	972,926	29,255,885	0.8%
	Lloyds Banking Group PLC	40,936,381	28,180,130	0.8%
*	Royal Dutch Shell PLC, Sponsored ADR	2,428,295	111,313,042	3.1%
	Vodafone Group PLC	17,598,295	26,062,257	0.7%
	Other Securities		107,577,376	2.9%

TOTAL UNITED KINGDOM			491,348,654	13.5%

TOTAL COMMON STOCKS			3,585,851,177	98.9%

TOTAL INVESTMENT SECURITIES — (97.7%)
(Cost $2,890,228,822)			3,585,851,177

SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	7,151,846	82,743,279	2.3%

TOTAL INVESTMENTS — 100.0%
(Cost $2,972,972,101)			$3,668,594,456	101.2%

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$225,797,824	—	—	$225,797,824
Austria	5,212,102	—	—	5,212,102
Belgium	26,030,353	—	—	26,030,353
Canada	368,398,331	—	—	368,398,331
Denmark	89,257,956	—	—	89,257,956
Finland	43,908,557	—	—	43,908,557
France	355,831,066	—	—	355,831,066
Germany	282,736,440	—	—	282,736,440
Hong Kong	67,202,125	—	—	67,202,125
Ireland	14,847,826	—	—	14,847,826
Israel	19,186,638	—	—	19,186,638
Italy	94,067,496	—	—	94,067,496
Japan	741,005,431	—	—	741,005,431
Netherlands	179,710,450	—	—	179,710,450
New Zealand	11,700,904	—	—	11,700,904
Norway	35,090,897	—	—	35,090,897
Portugal	5,545,779	—	—	5,545,779
Singapore	32,564,264	—	—	32,564,264
Spain	83,669,534	—	—	83,669,534
Sweden	108,216,664	—	—	108,216,664
Switzerland	304,521,886	—	—	304,521,886
United Kingdom	491,348,654	—	—	491,348,654
Collateral for Securities on Loan	82,743,279	—	—	82,743,279

Total Investments	$3,668,594,456	—	—	$3,668,594,456

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
BRAZIL — (4.4%)
	Petroleo Brasileiro SA, Preference	247,300	$1,195,481	0.3%
	Vale SA	140,900	1,789,932	0.5%
	Other Securities		14,331,733	3.6%

TOTAL BRAZIL			17,317,146	4.4%

CHILE — (0.4%)
	Other Securities		1,476,208	0.4%

CHINA — (30.5%)
*	Alibaba Group Holding, Ltd.	261,200	5,473,111	1.4%
*	Alibaba Group Holding, Ltd., Sponsored ADR	47,990	7,915,471	2.0%
	Bank of China, Ltd., Class H	3,920,000	1,385,773	0.4%
	China Construction Bank Corp., Class H	5,352,000	3,639,529	0.9%
	China Merchants Bank Co., Ltd., Class H	144,000	1,213,413	0.3%
	China Resources Land, Ltd.	284,000	1,106,202	0.3%
	Geely Automobile Holdings, Ltd.	435,000	1,512,621	0.4%
	Industrial & Commercial Bank of China, Ltd., Class H	3,178,000	1,740,351	0.4%
*	JD.com, Inc., Sponsored ADR	18,042	1,412,328	0.4%
*	Meituan, Class B	143,000	4,955,978	1.3%
	NetEase, Inc., Sponsored ADR	12,192	1,189,817	0.3%
*	NIO, Inc., Sponsored ADR	34,442	1,357,359	0.4%
	Ping An Insurance Group Co. of China, Ltd.	285,000	2,048,001	0.5%
	Sunny Optical Technology Group Co., Ltd.	44,900	1,213,256	0.3%
	Tencent Holdings, Ltd.	255,800	15,816,816	4.0%
*	Wuxi Biologics Cayman, Inc.	72,000	1,095,866	0.3%
	Other Securities		68,119,631	17.0%

TOTAL CHINA			121,195,523	30.6%

COLOMBIA — (0.2%)
	Other Securities		706,538	0.2%

CZECH REPUBLIC — (0.1%)
	Other Securities		430,846	0.1%

EGYPT — (0.1%)
	Other Securities		180,243	0.0%

GREECE — (0.2%)
	Other Securities		943,652	0.2%

HUNGARY — (0.2%)
	Other Securities		930,547	0.2%

INDIA — (13.5%)
*	Axis Bank, Ltd.	120,377	1,192,818	0.3%
	ICICI Bank, Ltd.	184,319	1,974,233	0.5%
	Infosys, Ltd.	169,856	3,783,021	1.0%
	ITC, Ltd.	415,717	1,239,136	0.3%
	Reliance Industries, Ltd.	119,074	4,033,071	1.0%
	Tata Consultancy Services, Ltd.	38,400	1,742,407	0.5%
	Other Securities		39,364,540	9.9%

TOTAL INDIA			53,329,226	13.5%

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDONESIA — (1.7%)
Other Securities		$6,818,334	1.7%

KOREA, REPUBLIC OF — (13.5%)
KB Financial Group, Inc.	22,322	1,081,191	0.3%
Kia Corp.	16,541	1,204,603	0.3%
NAVER Corp.	3,442	1,198,831	0.3%
POSCO	4,797	1,215,106	0.3%
Samsung Electronics Co., Ltd.	227,731	13,602,862	3.5%
SK Hynix, Inc.	30,943	2,727,422	0.7%
Other Securities		32,712,538	8.2%

TOTAL KOREA, REPUBLIC OF		53,742,553	13.6%

MALAYSIA — (1.6%)
Other Securities		6,512,767	1.6%

MEXICO — (1.9%)
Other Securities		7,561,748	1.9%

PERU — (0.1%)
Other Securities		389,029	0.1%

PHILIPPINES — (0.8%)
Other Securities		3,164,593	0.8%

POLAND — (1.1%)
Other Securities		4,195,699	1.1%

QATAR — (0.6%)
Other Securities		2,417,164	0.6%

RUSSIAN FEDERATION — (1.2%)
Gazprom PJSC, ADR	110,061	1,079,258	0.3%
Sberbank of Russia PJSC, ADR	56,735	1,135,835	0.3%
Other Securities		2,718,670	0.6%

TOTAL RUSSIAN FEDERATION		4,933,763	1.2%

SAUDI ARABIA — (2.8%)
Al Rajhi Bank	41,394	1,529,555	0.4%
National Commercial Bank	87,570	1,538,528	0.4%
Other Securities		7,997,430	2.0%

TOTAL SAUDI ARABIA		11,065,513	2.8%

SOUTH AFRICA — (3.9%)
* MTN Group	134,688	1,213,787	0.3%
Other Securities		14,159,199	3.6%

TOTAL SOUTH AFRICA		15,372,986	3.9%

TAIWAN — (17.8%)
Cathay Financial Holding Co., Ltd.	805,000	1,681,878	0.4%
China Development Financial Holding Corp.	3,627,000	1,852,074	0.5%
China Steel Corp.	1,334,000	1,611,824	0.4%
Chung Hung Steel Corp.	855,000	1,079,184	0.3%
CTBC Financial Holding Co., Ltd.	1,332,000	1,111,257	0.3%
Delta Electronics, Inc.	132,000	1,162,954	0.3%
Formosa Plastics Corp.	301,000	1,163,583	0.3%
Fubon Financial Holding Co., Ltd.	516,999	1,368,327	0.4%

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TAIWAN — (Continued)
Hon Hai Precision Industry Co., Ltd.	467,000	$1,796,897	0.5%
Mega Financial Holding Co., Ltd.	1,338,000	1,607,034	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,014,000	21,513,566	5.4%
United Microelectronics Corp.	588,000	1,226,388	0.3%
# Vanguard International Semiconductor Corp.	272,000	1,413,381	0.4%
Wistron Corp.	1,095,000	1,149,792	0.3%
* Yang Ming Marine Transport Corp.	331,000	1,148,624	0.3%
Other Securities		29,876,154	7.4%

TOTAL TAIWAN		70,762,917	17.9%

THAILAND — (2.1%)
Other Securities		8,103,697	2.1%

TURKEY — (0.5%)
Other Securities		1,866,808	0.5%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		1,698,671	0.4%

TOTAL COMMON STOCKS (Cost $402,357,802)		395,116,171	99.8%

PREFERRED STOCK — (0.0%)
PHILIPPINES — (0.0%)
Other Securities		6,341	0.0%

TOTAL PREFERRED STOCK		6,341	0.0%

RIGHTS/WARRANTS — (0.0%)
KOREA, REPUBLIC OF — (0.0%)
Other Securities		1,269	0.0%

TAIWAN — (0.0%)
Other Securities		3,390	0.0%

THAILAND — (0.0%)
Other Securities		1,186	0.0%

TOTAL RIGHTS/WARRANTS		5,845	0.0%

TOTAL INVESTMENT SECURITIES — (99.6%)
(Cost $402,363,482)		395,128,357

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	150,819	1,744,896	0.4%

TOTAL INVESTMENTS — 100.0%
(Cost $404,108,378)		$396,873,253	100.3%

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$17,317,146	—	—	$17,317,146
Chile	1,476,208	—	—	1,476,208
China	120,718,531	$146,576	$330,416	121,195,523
Columbia	706,538	—	—	706,538
Czech Republic	430,846	—	—	430,846
Egypt	180,243	—	—	180,243
Greece	943,652	—	—	943,652
Hungary	930,547	—	—	930,547
India	53,284,387	44,839	—	53,329,226
Indonesia	6,818,162	172	—	6,818,334
Korea, Republic of	53,179,299	563,254	—	53,742,553
Malaysia	6,511,550	1,217	—	6,512,767
Mexico	7,561,748	—	—	7,561,748
Peru	389,029	—	—	389,029
Philippines	3,164,592	1	—	3,164,593
Poland	4,195,699	—	—	4,195,699
Qatar	2,413,192	3,972	—	2,417,164
Russian Federation	4,933,763	—	—	4,933,763
Saudi Arabia	11,065,513	—	—	11,065,513
South Africa	15,372,986	—	—	15,372,986
Taiwan	70,762,917	—	—	70,762,917
Thailand	8,103,697	—	—	8,103,697
Turkey	1,866,808	—	—	1,866,808
United Arab Emirates	1,698,671	—	—	1,698,671
Preferred Stock			—
Philippines	6,341	—	—	6,341
Rights/Warrants			—
Korea, Republic of	—	1,269	—	1,269
Taiwan	—	3,390	—	3,390
Thailand	—	1,186	—	1,186
Collateral for Securities on Loan	1,744,896	—	—	1,744,896

Total Investments	$395,776,961	$765,876	$330,416	$396,873,253

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
AUSTRALIA — (4.2%)
# BHP Group, Ltd.	329,587	$9,055,486	0.2%
Other Securities		190,170,118	4.1%

TOTAL AUSTRALIA		199,225,604	4.3%

AUSTRIA — (0.4%)
Other Securities		19,315,856	0.4%

BELGIUM — (0.8%)
Other Securities		37,438,581	0.8%

BRAZIL — (1.3%)
Vale SA	622,419	7,906,941	0.2%
Other Securities		53,936,335	1.1%

TOTAL BRAZIL		61,843,276	1.3%

CANADA — (7.2%)
Canadian Imperial Bank of Commerce	57,763	6,997,918	0.2%
* Canadian Natural Resources, Ltd.	270,796	11,511,538	0.3%
National Bank of Canada	86,593	7,157,693	0.2%
* Royal Bank of Canada	139,164	14,474,448	0.3%
Royal Bank of Canada	73,553	7,643,982	0.2%
Other Securities		294,063,645	6.1%

TOTAL CANADA		341,849,224	7.3%

CHILE — (0.1%)
Other Securities		5,484,991	0.1%

CHINA — (9.2%)
* Alibaba Group Holding, Ltd., Sponsored ADR	43,175	7,121,284	0.2%
BYD Co., Ltd., Class H	189,500	7,225,265	0.2%
China Construction Bank Corp., Class H	16,236,200	11,041,129	0.3%
China Merchants Bank Co., Ltd., Class H	823,701	6,940,899	0.2%
Geely Automobile Holdings, Ltd.	2,073,000	7,208,419	0.2%
Ping An Insurance Group Co. of China, Ltd.	1,219,000	8,759,694	0.2%
Tencent Holdings, Ltd.	442,300	27,348,622	0.6%
Other Securities		360,698,429	7.5%

TOTAL CHINA		436,343,741	9.4%

COLOMBIA — (0.1%)
Other Securities		2,581,331	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		1,376,989	0.0%

DENMARK — (1.7%)
Novo Nordisk A/S, Class B	134,410	14,726,168	0.3%
Other Securities		63,801,481	1.4%

TOTAL DENMARK		78,527,649	1.7%

EGYPT — (0.0%)
Other Securities		405,217	0.0%

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINLAND — (1.1%)
Other Securities		$53,401,287	1.1%

FRANCE — (5.3%)
Air Liquide SA	59,288	9,896,428	0.2%
Cie Generale des Etablissements Michelin SCA	52,105	8,182,484	0.2%
LVMH Moet Hennessy Louis Vuitton SE	20,433	16,013,086	0.4%
TotalEnergies SE	202,299	10,153,344	0.3%
Other Securities		208,340,593	4.3%

TOTAL FRANCE		252,585,935	5.4%

GERMANY — (5.0%)
Daimler AG	175,177	17,381,470	0.4%
Deutsche Post AG, Registered	115,583	7,158,731	0.2%
Deutsche Telekom AG	490,159	9,120,002	0.2%
Volkswagen AG, Preference	35,805	8,030,974	0.2%
Other Securities		197,485,819	4.1%

TOTAL GERMANY		239,176,996	5.1%

GREECE — (0.1%)
Other Securities		3,995,958	0.1%

HONG KONG — (1.7%)
AIA Group, Ltd.	1,012,200	11,430,929	0.3%
Other Securities		67,240,012	1.4%

TOTAL HONG KONG		78,670,941	1.7%

HUNGARY — (0.1%)
Other Securities		3,516,769	0.1%

INDIA — (3.6%)
Infosys, Ltd.	379,317	8,448,122	0.2%
Other Securities		160,654,351	3.4%

TOTAL INDIA		169,102,473	3.6%

INDONESIA — (0.6%)
Other Securities		26,738,553	0.6%

IRELAND — (0.6%)
CRH PLC, Sponsored ADR	190,588	9,136,789	0.2%
Other Securities		18,642,960	0.4%

TOTAL IRELAND		27,779,749	0.6%

ISRAEL — (0.7%)
Other Securities		32,708,494	0.7%

ITALY — (1.9%)
Stellantis NV	394,373	7,867,197	0.2%
Other Securities		81,677,371	1.7%

TOTAL ITALY		89,544,568	1.9%

JAPAN — (14.7%)
* Hitachi, Ltd.	131,700	7,569,935	0.2%
KDDI Corp.	255,900	7,917,695	0.2%
Recruit Holdings Co., Ltd.	107,400	7,132,057	0.2%
* SoftBank Group Corp.	311,092	16,817,111	0.4%

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
JAPAN — (Continued)
Sony Corp.	92,700	$10,682,552	0.3%
* Toyota Motor Corp.	1,059,400	18,642,281	0.4%
Other Securities		627,567,899	13.2%

TOTAL JAPAN		696,329,530	14.9%

KOREA, REPUBLIC OF — (4.6%)
Samsung Electronics Co., Ltd.	524,115	31,306,514	0.7%
Samsung Electronics Co., Ltd., Sponsored GDR	10,022	14,962,846	0.3%
SK Hynix, Inc.	92,845	8,183,676	0.2%
Other Securities		161,576,483	3.4%

TOTAL KOREA, REPUBLIC OF		216,029,519	4.6%

MALAYSIA — (0.5%)
Other Securities		25,787,856	0.6%

MEXICO — (0.6%)
Other Securities		30,981,103	0.7%

NETHERLANDS — (2.5%)
ASML Holding NV, Sponsored NYS	21,482	17,462,288	0.4%
Koninklijke Ahold Delhaize NV	292,367	9,517,525	0.2%
Other Securities		91,677,547	1.9%

TOTAL NETHERLANDS		118,657,360	2.5%

NEW ZEALAND — (0.3%)
Other Securities		15,872,924	0.3%

NORWAY — (0.7%)
Other Securities		32,533,306	0.7%

PERU — (0.0%)
Other Securities		562,421	0.0

PHILIPPINES — (0.2%)
Other Securities		11,234,181	0.2%

POLAND — (0.3%)
Other Securities		15,082,236	0.3%

PORTUGAL — (0.2%)
Other Securities		7,807,339	0.2%

QATAR — (0.2%)
Other Securities		8,875,675	0.2%

RUSSIAN FEDERATION — (0.3%)
Other Securities		16,588,442	0.4%

SAUDI ARABIA — (0.8%)
Other Securities		39,388,319	0.8%

SINGAPORE — (0.6%)
Other Securities		27,505,389	0.6%

SOUTH AFRICA — (1.6%)
Other Securities		76,159,982	1.6%

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SPAIN — (1.4%)
Iberdrola SA	682,474	$8,067,713	0.2%
Other Securities		59,452,152	1.3%

TOTAL SPAIN		67,519,865	1.5%

SWEDEN — (2.5%)
Other Securities		119,468,450	2.6%

SWITZERLAND — (4.9%)
Nestle SA, Registered	299,395	39,587,309	0.9%
Julius Baer Group, Ltd.	87,631	6,346,834	0.1%
Novartis AG, Sponsored ADR	91,358	7,560,788	0.2%
Roche Holding AG	53,301	20,652,497	0.4%
Other Securities		155,926,030	3.3%

TOTAL SWITZERLAND		230,073,458	4.9%

TAIWAN — (5.6%)
Taiwan Semiconductor - SP, Sponsored ADR	296,894	33,756,848	0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	436,465	9,260,275	0.2%
Other Securities		220,295,076	4.7%

TOTAL TAIWAN		263,312,199	5.6%

THAILAND — (0.7%)
Other Securities		32,098,655	0.7%

TURKEY — (0.2%)
Other Securities		7,917,339	0.2%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		8,008,432	0.2%

UNITED KINGDOM — (8.7%)
AstraZeneca PLC, Sponsored ADR	178,391	11,128,031	0.3%
* BP PLC, Sponsored ADR	500,724	14,415,844	0.3%
# Rio Tinto PLC, Sponsored ADR	112,739	7,132,997	0.2%
* Royal Dutch Shell PLC, Sponsored ADR	299,298	13,719,820	0.3%
Unilever PLC, Sponsored ADR	177,876	9,530,596	0.2%
Other Securities		355,895,924	7.5%

TOTAL UNITED KINGDOM		411,823,212	8.8%

UNITED STATES — (0.0%)
Other Securities		2,393,727	0.1%

TOTAL COMMON STOCKS		4,643,625,101	99.5%

PREFERRED STOCK — (0.0%)
PHILIPPINES — (0.0%)
Other Securities		52,045	0.0%

TOTAL PREFERRED STOCK		52,045	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		14,420	0.0%

AUSTRIA — (0.0%)
Other Securities		404	0.0%

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
CANADA — (0.0%)
Other Securities		$71,677	0.0%

INDIA — (0.0%)
Other Securities		1,503	0.0%

INDONESIA — (0.0%)
Other Securities		5,110	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		57,146	0.0%

MALAYSIA — (0.0%)
Other Securities		2,699	0.0%

NEW ZEALAND — (0.0%)
Other Securities		2,998	0.0%

TAIWAN — (0.0%)
Other Securities		1,386	0.0%

THAILAND — (0.0%)
Other Securities		14,459	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		5,892	0.0%

TOTAL RIGHTS/WARRANTS		177,694	0.0%

TOTAL INVESTMENT SECURITIES — (98.0%)
(Cost $3,430,274,173)		4,643,854,840

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	8,003,357	92,594,840	2.0%

TOTAL INVESTMENTS — 100.0%
(Cost $3,522,869,013)		$4,736,449,680	101.5%

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$193,590,391	$5,635,213	—	$199,225,604
Austria	19,315,856	—	—	19,315,856
Belgium	37,438,581	—	—	37,438,581
Brazil	61,843,276	—	—	61,843,276
Canada	341,849,224	—	—	341,849,224
Chile	5,484,991	—	—	5,484,991
China	433,425,672	1,605,447	$1,312,622	436,343,741
Colombia	2,581,331	—	—	2,581,331
Czech Republic	1,376,989	—	—	1,376,989
Denmark	78,527,649	—	—	78,527,649
Egypt	405,217	—	—	405,217
Finland	53,401,287	—	—	53,401,287
France	252,584,129	1,806	—	252,585,935

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	$239,176,996	—	—	$239,176,996
Greece	3,991,840	$4,118	—	3,995,958
Hong Kong	78,469,055	17,374	$184,512	78,670,941
Hungary	3,516,769	—	—	3,516,769
India	169,066,676	35,797	—	169,102,473
Indonesia	26,668,188	70,365	—	26,738,553
Ireland	27,779,749	—	—	27,779,749
Israel	32,708,494	—	—	32,708,494
Italy	89,544,568	—	—	89,544,568
Japan	696,329,530	—	—	696,329,530
Korea, Republic of	215,328,011	701,508	—	216,029,519
Malaysia	25,753,653	34,203	—	25,787,856
Mexico	30,980,554	549	—	30,981,103
Netherlands	118,657,360	—	—	118,657,360
New Zealand	15,872,924	—	—	15,872,924
Norway	32,533,306	—	—	32,533,306
Peru	562,421	—	—	562,421
Philippines	11,234,025	156	—	11,234,181
Poland	15,082,236	—	—	15,082,236
Portugal	7,807,339	—	—	7,807,339
Qatar	8,687,591	188,084	—	8,875,675
Russian Federation	16,588,442	—	—	16,588,442
Saudi Arabia	39,388,319	—	—	39,388,319
Singapore	27,438,000	67,389	—	27,505,389
South Africa	76,159,982	—	—	76,159,982
Spain	67,519,865	—	—	67,519,865
Sweden	119,468,450	—	—	119,468,450
Switzerland	230,073,458	—	—	230,073,458
Taiwan	263,296,165	16,034	—	263,312,199
Thailand	32,098,655	—	—	32,098,655
Turkey	7,917,339	—	—	7,917,339
United Arab Emirates	8,005,047	3,385	—	8,008,432
United Kingdom	411,823,212	—	—	411,823,212
United States	2,393,727	—	—	2,393,727
Preferred Stock
Philippines	52,045	—	—	52,045
Rights/Warrants
Australia	14,420	—	—	14,420
Austria	—	404	—	404
Canada	71,677	—	—	71,677
India	—	1,503	—	1,503
Indonesia	5,110	—	—	5,110
Korea, Republic of	—	57,146	—	57,146
Malaysia	2,699	—	—	2,699
New Zealand	—	2,998	—	2,998
Taiwan	—	1,386	—	1,386
Thailand	8,933	5,526	—	14,459
United Kingdom	—	5,892	—	5,892
Collateral for Securities on Loan	92,594,840	—	—	92,594,840

Total Investments	$4,726,496,263	$8,456,283	$1,497,134	$4,736,449,680

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except per share amounts)

	Dimensional U.S. Equity ETF	Dimensional US Core Equity Market ETF	Dimensional U.S. Core Equity 2 ETF
ASSETS:
Investment Securities at Value (Including $55,153, $15,300, and $189,640 of securities on loan, respectively)	$6,032,962	$1,327,077	$14,439,551
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $56,272, $15,665, and $194,434, respectively) (a)	56,272	15,665	194,434
Cash	4,784	1,882	11,566
Receivables:
Dividends and Interest	4,191	970	9,465
Receivable for Capital Shares Issued	—	—	4
Prepaid Expenses and Other Assets	144	2	290

Total Assets	6,098,353	1,345,596	14,655,310

LIABILITIES:
Payables:
Investment Securities Purchased	—	1,454	—
Upon Return of Securities Loaned	56,272	15,665	194,434
Accrued Expenses and Other Liabilities:
Advisory Fee	403	129	1,908
Administration and Accounting	241	—	577
Custodian	53	—	110
Transfer Agent	18	—	32
Trustee	8	—	19
Service Fee (b)	—	8	—
Other Expenses	118	—	292

Total Liabilities	57,113	17,256	197,372

NET ASSETS	$6,041,240	$1,328,340	$14,457,938

SHARES OUTSTANDING, $0.01 PAR VALUE	120,005	41,404	513,989

Net Asset Value, Offering and Redemption price per share	$50.34	$32.08	$28.13

Investment Securities at Cost	$1,776,077	$1,178,652	$5,783,599

Foreign Currencies at Cost	$4,784	$1,882	$11,566

NET ASSETS CONSIST OF:
Paid-In Capital	$1,801,768	$1,179,030	$5,792,695
Total Distributable Earnings (Loss)	4,239,472	149,310	8,665,243

NET ASSETS	$6,041,240	$1,328,340	$14,457,938

(a)	See Note F in the Notes to Financial Statements for additional information about securities lending collateral
(b)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except per share amounts)

	Dimensional U.S. Small Cap ETF	Dimensional U.S. Targeted Value ETF	Dimensional International Core Equity Market ETF
ASSETS:
Investment Securities at Value including $114,320, $134,420, and $14,063 of securities on loan, respectively)	$4,286,371	$6,412,666	$763,784
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $117,558, $136,562, and $11,830, respectively) (a)	117,558	136,562	11,830
Foreign Currencies at Value	—	—	949
Cash	3,852	30,671	1,118
Receivables:
Investment Securities Sold	682	8,819	72
Dividends and Interest	942	1,952	1,485
Receivable for Tax Reclaims	—	—	298
Prepaid Expenses and Other Assets	114	178	5

Total Assets	4,409,519	6,590,848	779,541

LIABILITIES:
Payables:
Investment Securities Purchased	272	2,944	152
Upon Return of Securities Loaned	117,558	136,562	11,830
Accrued Expenses and Other Liabilities:
Advisory Fee	1,068	1,609	107
Administration and Accounting	183	266	—
Custodian	47	57	—
Transfer Agent	15	18	—
Trustee	6	8	—
Service Fee (b)	—	—	7
Other Expenses	132	180	5

Total Liabilities	119,281	141,644	12,101

NET ASSETS	$4,290,238	$6,449,204	$767,440

SHARES OUTSTANDING, $0.01 PAR VALUE	71,246	138,729	25,800

Net Asset Value, Offering and Redemption price per share	$60.22	$46.49	$29.75

Investment Securities at Cost	$1,871,105	$3,105,479	$732,352

Foreign Currencies at Cost	$—	$—	$2,065

NET ASSETS CONSIST OF:
Paid-In Capital	$1,778,269	$3,134,078	$734,081
Total Distributable Earnings (Loss)	2,511,969	3,315,126	33,359

NET ASSETS	$4,290,238	$6,449,204	$767,440

(a)	See Note F in the Notes to Financial Statements for additional information about securities lending collateral
(b)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except per share amounts)

	Dimensional International Value ETF	Dimensional Emerging Core Equity Market ETF	Dimensional World ex U.S. Core Equity 2 ETF
ASSETS:
Investment Securities at Value including $82,935, $11,056, and $144,209 of securities on loan, respectively)	$3,585,851	$395,128	$4,643,855
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $82,743, $1,745, and $92,595, respectively) (a)	82,743	1,745	92,595
Foreign Currencies at Value	9,521	804	9,911
Cash	4,326	532	2,531
Receivables:
Investment Securities Sold	167	—	133
Dividends and Interest	11,703	271	8,786
Receivable for Capital Shares Issued	8,440	—	—
Receivable for Tax Reclaims	7,711	2	4,227
Prepaid Expenses and Other Assets	152	6	190

Total Assets	3,710,614	398,488	4,762,228

LIABILITIES:
Payables:
Investment Securities Purchased	9,234	—	2,688
Upon Return of Securities Loaned	82,743	1,745	92,595
Accrued Foreign Capital Gains Tax	—	894	8
Accrued Expenses and Other Liabilities:
Advisory Fee	940	112	1,007
Administration and Accounting	218	—	254
Custodian	95	—	497
Transfer Agent	6	—	7
Trustee	3	—	3
Service Fee (b)	—	8	—
Other Expenses	—	—	190
Organization	406	—	575

Total Liabilities	93,645	2,759	97,824

NET ASSETS	$3,616,969	$395,729	$4,664,404

SHARES OUTSTANDING, $0.01 PAR VALUE	107,145	14,400	177,218

Net Asset Value, Offering and Redemption price per share	$33.76	$27.48	$26.32

Investment Securities at Cost	$2,882,073	$402,363	$3,430,274

Foreign Currencies at Cost	$13,891	$1,342	$9,947

NET ASSETS CONSIST OF:
Paid-In Capital	$3,314,323	$403,170	$3,516,090
Total Distributable Earnings (Loss)	302,646	(7,441)	1,148,314

NET ASSETS	$3,616,969	$395,729	$4,664,404

(a)	See Note F in the Notes to Financial Statements for additional information about securities lending collateral
(b)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Dimensional U.S. Equity ETF (a)(c)	Dimensional US Core Equity Market ETF (a)(b)		Dimensional U.S. Core Equity 2 ETF (a)(c)

INVESTMENT INCOME:
Interest	$3	$—		$9
Dividends (Net of Foreign Taxes Withheld of ($9), ($2) and ($42), respectively)	72,846	9,779		182,506
Income from Securities Lending	151	9		639

Total Investment Income	73,000	9,788		183,154

EXPENSES:
Investment Management Fees	7,319	839	(d)	23,067
Administration and Accounting	216	—		496
Custodian	51	—		102
Filing Fees	6	—		35
Transfer Agency	548	—		1,236
Directors’/Trustees’ Fees & Expenses	51	—		119
Other Expenses	459	35		997

Previously Waived Fees Recovered by Advisor	177	—		—

Total Expenses	8,827	874		26,052

Fees Paid Indirectly (d)	(2)	—		(5)

Net Expenses	8,825	874		26,047

Net Investment Income (Loss)	64,175	8,914		157,107

Realized/Unrealized Gain (Loss):
Net Realized Gain (Loss) from:
Investment Transactions	3,197	(1,290)		19,178
In-Kind Transactions	1,631	7,978		48,871
Futures Contracts	5	—		—
Change in Unrealized Appreciation (Depreciation) on Investments	1,759,540	148,424		4,211,180

Net Realized and Unrealized Gain (Loss)	1,764,373	155,112		4,279,228

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,828,548	$164,026		$4,436,336

(a)	Portion of income is from investment in affiliated fund
(b)	For the period from the commencement of operations on November 17, 2020 through October 31, 2021
(c)

During the fiscal year the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization

(d)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Dimensional U.S. Small Cap ETF (a)(c)	Dimensional U.S. Targeted Value ETF (a)(c)	Dimensional International Core Equity Market ETF (a)(b)

INVESTMENT INCOME:
Interest	$2	$2	$—
Dividends (Net of Foreign Taxes Withheld of ($41), ($101) and ($1,199), respectively)	51,828	106,621	10,033
Income from Securities Lending	579	820	44

Total Investment Income	52,409	107,443	10,077

EXPENSES:
Investment Management Fees	13,528	20,020	608 (d)
Administration and Accounting	80	228	—
Custodian	41	46	—
Filing Fees	21	32	—
Transfer Agency	387	551	—
Directors’/Trustees’ Fees & Expenses	36	51	—
Other Expenses	480	574	20

Total Expenses	14,573	21,502	628

Fees Paid Indirectly (d)	(3)	(3)	—

Net Expenses	14,570	21,499	628

Net Investment Income (Loss)	37,839	85,944	9,449

Realized/Unrealized Gain (Loss):
Net Realized Gain (Loss) from:
Investment Transactions	172,215	109,276	(740)
In-Kind Transactions	7,852	16,117	—
Forward Currency Transactions	—	—	(13)
Futures Contracts	(207)	201	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	1,319,390	2,294,406	31,433
Translation of Foreign Currency-Denominated Amounts	—	—	(22)

Net Realized and Unrealized Gain (Loss)	1,499,250	2,420,000	30,658

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,537,089	$2,505,944	$40,107

(a)	Portion of income is from investment in affiliated fund
(b)	For the period from the commencement of operations on November 17, 2020 through October 31, 2021
(c)

During the fiscal year the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization

(d)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Dimensional International Value ETF (a)(c)	Dimensional Emerging Core Equity Market ETF (a)(b)	Dimensional World ex U.S. Core Equity 2 ETF (a)(c)

INVESTMENT INCOME:
Interest	$—	$—	$—
Dividends (Net of Foreign Taxes Withheld of (9,576), (716) and (11,937), respectively)	125,611	5,415	115,373
Income from Securities Lending	577	99	2,229

Total Investment Income	126,188	5,514	117,602

EXPENSES:
Investment Management Fees	14,066	697 (d)	12,442
Administration and Accounting	51	—	187
Custodian	193	—	802
Filing Fees	18	—	49
Organization Fees	537	—	687
Transfer Agency	518	—	616
Directors’/Trustees’ Fees & Expenses	28	—	37
Other Expenses	613	13	654

Total Expenses	16,024	710	15,474

Fees Paid Indirectly (d)	(13)	—	(6)
Fees Waived, Expenses Reimbursed by Advisor	—	—	(99)

Net Expenses	16,011	710	15,369

Net Investment Income (Loss)	110,177	4,804	102,233

Realized/Unrealized Gain (Loss):
Net Realized Gain (Loss) from:
Investment Transactions	145,641	(491)	84,963
Forward Currency Transactions	—	(92)	—
Futures Contracts	8,790	—	1,587
Change in Unrealized Appreciation (Depreciation) on:
Investments	885,919	(7,235)	943,502
Futures	656	—	—
Translation of Foreign Currency-Denominated Amounts	(241)	(7)	(20)
Change in Accrued Foreign Capital Gains Tax	—	(894)	—

Net Realized and Unrealized Gain (Loss)	1,040,765	(8,719)	1,030,032

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,150,942	$(3,915)	$1,132,265

(a)	Portion of income is from investment in affiliated fund
(b)	For the period from the commencement of operations on December 1, 2020 through October 31, 2021
(c)

During the fiscal year the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization

(d)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Equity ETF (a)		Dimensional US Core Equity Market ETF
	For the year ended October 31, 2021	For the year ended October 31, 2020	For the period Nov. 17, 2020 through October 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$64,175	$64,390	$8,914
Net Realized Gain (Loss) from Investment, In-Kind, Forward Currency, and Futures Contracts Transactions	4,833	(18,953)	6,688
Change in Unrealized Appreciation (Depreciation) on Investments	1,759,540	371,413	148,424

Change in Net Assets Resulting from Operations	1,828,548	416,850	164,026

Distributions:
Total Distributions	(63,460)	(64,573)	(6,738)

Change in Net Assets Resulting from Distributions	(63,460)	(64,573)	(6,738)

Capital Share Transactions:
Shares Issued	387,665	696,783	1,209,437
Dividends Reinvested	34,001	63,297
Cost of Shares Redeemed	(343,507)	(924,561)	(38,385)

Change in Net Assets Resulting from Capital Share Transactions	78,159	(164,481)	1,171,052

Change in Net Assets	1,843,247	187,796	1,328,340
Net Assets:
Beginning of Period	4,197,993	4,010,197	—

End of Period	$6,041,240	$4,197,993	$1,328,340

Share Transactions:
Issued	8,862	23,055	42,654
Issued in Lieu of Cash Distributions	817	1,956	—
Redeemed	(8,153)	(29,560)	(1,250)

Change in Shares	1,526	(4,549)	41,404

(a)

During fiscal year 2021, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Core Equity 2 ETF (a)		Dimensional U.S. Small Cap ETF (a)
	For the year ended October 31, 2021	For the year ended October 31, 2020	For the year ended October 31, 2021	For the year ended October 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$157,107	$151,835	$37,839	$28,964
Net Realized Gain (Loss) from Investment, In-Kind, Forward Currency, and Futures Contracts Transactions	68,049	(35,259)	179,860	(77,571)
Change in Unrealized Appreciation (Depreciation) on Investments	4,211,180	182,258	1,319,390	(160,663)

Change in Net Assets Resulting from Operations	4,436,336	298,834	1,537,089	(209,270)

Distributions:
Total Distributions	(138,569)	(322,527)	(31,370)	(80,426)

Change in Net Assets Resulting from Distributions	(138,569)	(322,527)	(31,370)	(80,426)

Capital Share Transactions:
Shares Issued	1,511,919	2,449,875	393,443	994,142
Dividends Reinvested	67,133	316,553	16,598	79,488
Cost of Shares Redeemed	(948,003)	(3,335,406)	(342,665)	(1,182,641)

Change in Net Assets Resulting from Capital Share Transactions	631,049	(568,978)	67,376	(109,011)

Change in Net Assets	4,928,816	(592,671)	1,573,095	(398,707)
Net Assets:
Beginning of Period	9,529,122	10,121,793	2,717,143	3,115,850

End of Period	$14,457,938	$9,529,122	$4,290,238	$2,717,143

Share Transactions:
Issued	59,797	146,175	7,126	30,535
Issued in Lieu of Cash Distributions	2,821	16,717	328	1,961
Redeemed	(39,217)	(198,285)	(6,614)	(36,228)

Change in Shares	23,401	(35,393)	840	(3,732)

(a)

During fiscal year 2021, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Targeted Value ETF (a)		Dimensional International Core Equity Market ETF
	For the year ended October 31, 2021	For the year ended October 31, 2020	For the period Nov. 17, 2020 through October 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$85,944	$62,972	$9,449
Net Realized Gain (Loss) from Investment, In-Kind, Forward Currency, and Futures Contracts Transactions	125,594	(115,056)	(753)
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,294,406	(603,686)	31,433
Translation of Foreign Currency-Denominated Amounts	—	—	(22)

Change in Net Assets Resulting from Operations	2,505,944	(655,770)	40,107

Distributions:
Total Distributions	(69,616)	(149,807)	(6,749)

Change in Net Assets Resulting from Distributions	(69,616)	(149,807)	(6,749)

Capital Share Transactions:
Shares Issued	689,104	2,043,053	734,082
Dividends Reinvested	38,245	147,931
Cost of Shares Redeemed	(582,963)	(2,260,203)	—

Change in Net Assets Resulting from Capital Share Transactions	144,386	(69,219)	734,082

Change in Net Assets	2,580,714	(874,796)	767,440
Net Assets:
Beginning of Period	3,868,490	4,743,286	—

End of Period	$6,449,204	$3,868,490	$767,440

Share Transactions:
Issued	16,164	83,973	25,800
Issued in Lieu of Cash Distributions	996	4,724	—
Redeemed	(14,771)	(91,767)	—

Change in Shares	2,389	(3,070)	25,800

(a)

During fiscal year 2021, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Value ETF (a)		Dimensional Emerging Core Equity Market ETF
	For the year ended October 31, 2021	For the year ended October 31, 2020	For the period Dec. 1, 2020 through October 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$110,177	$69,097	$4,804
Net Realized Gain (Loss) from Investment, In-Kind, Forward Currency, and Futures Contracts Transactions	154,431	(451,747)	(583)
Change in Unrealized Appreciation (Depreciation) on:
Investments	885,919	(380,214)	(7,235)
Futures	656	(910)	—
Translation of Foreign Currency-Denominated Amounts	(241)	135	(7)
Change in Accrued Foreign Capital Gains Tax	—	—	(894)

Change in Net Assets Resulting from Operations	1,150,942	(763,639)	(3,915)

Distributions:
Total Distributions	(81,899)	(80,394)	(3,526)

Change in Net Assets Resulting from Distributions	(81,899)	(80,394)	(3,526)

Capital Share Transactions:
Shares Issued	476,851	1,504,513	403,170
Dividends Reinvested	62,669	79,822	—
Cost of Shares Redeemed	(384,302)	(2,168,736)	—

Change in Net Assets Resulting from Capital Share Transactions	155,218	(584,401)	403,170

Change in Net Assets	1,224,261	(1,428,434)	395,729
Net Assets:
Beginning of Period	2,392,708	3,821,142	—

End of Period	$3,616,969	$2,392,708	$395,729

Share Transactions:
Issued	21,950	133,624	14,400
Issued in Lieu of Cash Distributions	2,212	6,368	—
Redeemed	(122,094)	(196,484)	—

Change in Shares	(97,932)	(56,492)	14,400

(a)

During fiscal year 2021, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional World ex U.S. Core Equity 2 ETF (a)
	For the year ended October 31, 2021	For the year ended October 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$102,233	$74,974
Net Realized Gain (Loss) from Investment, In-Kind, Forward Currency, and Futures Contracts Transactions	86,550	(110,855)
Change in Unrealized Appreciation (Depreciation) on:
Investments	943,502	(262,103)
Translation of Foreign Currency-Denominated Amounts	(20)	147

Change in Net Assets Resulting from Operations	1,132,265	(297,837)

Distributions:
Total Distributions	(79,477)	(75,881)

Change in Net Assets Resulting from Distributions	(79,477)	(75,881)

Capital Share Transactions:
Shares Issued	712,699	1,451,506
Dividends Reinvested	57,429	74,189
Cost of Shares Redeemed	(352,850)	(1,914,972)

Change in Net Assets Resulting from Capital Share Transactions	417,278	(389,277)

Change in Net Assets	1,470,066	(762,995)
Net Assets:
Beginning of Period	3,194,338	3,957,333

End of Period	$4,664,404	$3,194,338

Share Transactions:
Issued	37,328	165,286
Issued in Lieu of Cash Distributions	2,568	7,611
Redeemed	(185,130)	(222,302)

Change in Shares	(145,234)	(49,405)

(a)

During fiscal year 2021, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional U.S. Equity ETF					Dimensional US Core Equity Market ETF
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017	Period November 17, 2020 through October 31, 2021
Net Asset Value, Beginning of Period	$35.43	$32.60	$29.44	$28.01	$22.93	$24.92

Income from Investment Operations (a)
Net Investment Income (Loss)	0.54	0.53	0.52	0.47	0.44	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	14.91	2.83	3.25	1.40	5.09	7.04

Total from Investment Operations	15.45	3.36	3.77	1.87	5.53	7.40
Less Distributions:
Net Investment Income	(0.54)	(0.53)	(0.56)	(0.44)	(0.45)	(0.24)
Net Realized Gains	—	—	(0.05)	—	—	—

Total Distributions	(0.54)	(0.53)	(0.61)	(0.44)	(0.45)	(0.24)
Net Asset Value, End of Period	$50.34	$35.43	$32.60	$29.44	$28.01	$32.08
Total Return at NAV (b)(c)	43.83%	10.47%	13.03%	6.68%	24.27%	29.81%
Total Return at Market (c)(d)	43.80%	—	—	—	—	29.88%
Net Assets, End of Year (thousands)	$6,041,240	$4,197,993	$4,010,197	$3,562,284	$3,310,640	$1,328,340
Ratio of Expenses to Average Net Assets (e)	0.17%	0.22%	0.22%	0.21%	0.22%	0.12%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly) (e)	0.17%	0.22%	0.23%	0.21%	0.22%	0.12%
Ratio of Net Investment Income to Average Net Assets (e)	1.21%	1.57%	1.71%	1.58%	1.70%	1.27%
Portfolio Turnover Rate (c)(f)	1.00%	2.00%	2.00%	1.00%	8.00%	3.00%

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional U.S. Core Equity 2 ETF					Dimensional U.S. Small Cap ETF
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017
Net Asset Value, Beginning of Period	$19.42	$19.24	$17.87	$17.56	$14.33	$38.59	$42.03	$42.82	$44.35	$36.10

Income from Investment Operations (a)
Net Investment Income (Loss)	0.32	0.30	0.30	0.28	0.25	0.55	0.40	0.41	0.39	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	8.67	0.51	1.48	0.44	3.24	21.53	(2.74)	0.35	(0.30)	9.10

Total from Investment Operations	8.99	0.81	1.78	0.72	3.49	22.08	(2.34)	0.76	0.09	9.46
Less Distributions:
Net Investment Income	(0.28)	(0.28)	(0.31)	(0.27)	(0.26)	(0.45)	(0.39)	(0.38)	(0.38)	(0.36)
Net Realized Gains	—	(0.35)	(0.10)	(0.14)	—	—	(0.71)	(1.17)	(1.24)	(0.85)

Total Distributions	(0.28)	(0.63)	(0.41)	(0.41)	(0.26)	(0.45)	(1.10)	(1.55)	(1.62)	(1.21)
Net Asset Value, End of Period	$28.13	$19.42	$19.24	$17.87	$17.56	$60.22	$38.59	$42.03	$42.82	$44.35
Total Return at NAV (b)(c)	46.47%	4.31%	10.25%	4.05%	24.47%	57.38%	(5.68)%	2.18%	0.12%	26.46%
Total Return at Market (c)(d)	46.57%	—	—	—	—	57.51%	—	—	—	—
Net Assets, End of Year (thousands)	$14,457,938	$9,529,122	$10,121,793	$9,113,032	$8,230,938	$4,290,238	$2,717,143	$3,115,850	$2,985,680	$2,933,705
Ratio of Expenses to Average Net Assets (e)	0.21%	0.24%	0.25%	0.23%	0.24%	0.39%	0.46%	0.50%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets (e)	1.25%	1.59%	1.64%	1.49%	1.56%	1.00%	1.04%	0.99%	0.86%	0.87%
Portfolio Turnover Rate (c)(f)	2.00%	3.00%	6.00%	1.00%	2.00%	11.00%	12.00%	11.00%	12.00%	11.00%

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional U.S. Targeted Value ETF					Dimensional International Core Equity Market ETF
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017	Period November 17, 2020 through October 31, 2021
Net Asset Value, Beginning of Period	$28.37	$34.02	$35.17	$37.94	$31.47	$25.07

Income from Investment Operations (a)
Net Investment Income (Loss)	0.64	0.45	0.45	0.41	0.37	0.77
Net Gains (Losses) on Securities (Realized and Unrealized)	18.00	(5.03)	0.05	(1.33)	7.53	4.36

Total from Investment Operations	18.64	(4.58)	0.50	(0.92)	7.90	5.13
Less Distributions:
Net Investment Income	(0.52)	(0.43)	(0.43)	(0.40)	(0.36)	(0.45)
Net Realized Gains	—	(0.64)	(1.22)	(1.45)	(1.07)	—

Total Distributions	(0.52)	(1.07)	(1.65)	(1.85)	(1.43)	(0.45)
Net Asset Value, End of Period	$46.49	$28.37	$34.02	$35.17	$37.94	$29.75
Total Return at NAV (b)(c)	65.98%	(13.70)%	1.93%	(2.66)%	25.40%	20.54%
Total Return at Market (c)(d)	66.13%	—	—	—	—	21.08%
Net Assets, End of Year (thousands)	$6,449,204	$3,868,490	$4,743,286	$4,603,040	$4,733,681	$767,440
Ratio of Expenses to Average Net Assets (e)	0.38%	0.45%	0.45%	0.44%	0.44%	0.18%
Ratio of Net Investment Income to Average Net Assets (e)	1.53%	1.55%	1.36%	1.07%	1.04%	2.78%
Portfolio Turnover Rate (c)(f)	6.00%	14.00%	24.00%	14.00%	14.00%	4.00%

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Value ETF					Dimensional Emerging Core Equity Market ETF
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017	Period December 1, 2020 through October 31, 2021
Net Asset Value, Beginning of Period	$11.67	$14.61	$14.61	$16.39	$13.37	$25.41

Income from Investment Operations (a)
Net Investment Income (Loss)	0.78	0.30	0.51	0.47	0.45	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	22.06	(2.88)	(0.01)	(1.79)	3.00	1.75 *

Total from Investment Operations	22.84	(2.58)	0.50	(1.32)	3.45	2.37
Less Distributions:
Net Investment Income	(0.75)	(0.36)	(0.50)	(0.46)	(0.43)	(0.30)

Total Distributions	(0.75)	(0.36)	(0.50)	(0.46)	(0.43)	(0.30)
Net Asset Value, End of Period	$33.76	$11.67	$14.61	$14.61	$16.39	$27.48
Total Return at NAV (b)(c)	48.18%	(17.77)%	3.52%	(8.27)%	26.13%	9.33%
Total Return at Market (c)(d)	48.68%	—	—	—	—	9.57%
Net Assets, End of Year (thousands)	$3,616,969	$2,392,708	$3,821,142	$3,668,647	$3,918,069	$395,729
Ratio of Expenses to Average Net Assets (e)	0.48%	0.52%	0.54%	0.53%	0.53%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly) (e)	0.48%	0.52%	0.55%	0.53%	0.53%	0.35%
Ratio of Net Investment Income to Average Net Assets (e)	3.34%	2.34%	3.58%	2.89%	3.01%	2.40%
Portfolio Turnover Rate (c)(f)	14.00%	16.00%	17.00%	21.00%	16.00%	4.00%

See page 3 for the Definitions of Abbreviations and Footnotes

*

Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional World ex U.S. Core Equity 2 ETF
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017
Net Asset Value, Beginning of Period	$9.91	$10.64	$10.11	$11.53	$9.38

Income from Investment Operations (a)
Net Investment Income (Loss)	0.45	0.22	0.30	0.29	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	16.41	(0.72)	0.53	(1.44)	2.15

Total from Investment Operations	16.86	(0.50)	0.83	(1.15)	2.40
Less Distributions:
Net Investment Income	(0.45)	(0.23)	(0.30)	(0.27)	(0.25)

Total Distributions	(0.45)	(0.23)	(0.30)	(0.27)	(0.25)
Net Asset Value, End of Period	$26.32	$9.91	$10.64	$10.11	$11.53
Total Return at NAV (b)(c)	35.23%	(4.69)%	8.40%	(10.19)%	25.86%
Total Return at Market (c)(d)	35.23%	—	—	—	—
Net Assets, End of Year (thousands)	$4,664,404	$3,194,338	$3,957,333	$3,348,703	$3,368,999
Ratio of Expenses to Average Net Assets (e)	0.36%	0.36%	0.37%	0.36%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly) (e)	0.39%	0.36%	0.38%	0.36%	0.39%
Ratio of Net Investment Income to Average Net Assets (e)	2.39%	2.17%	2.95%	2.47%	2.42%
Portfolio Turnover Rate (c)(f)	10.00%	8.00%	8.00%	6.00%	4.00%
See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

IMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of October 31, 2021, the Trust is comprised of nine operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of Dimensional U.S. Equity ETF (“US Equity ETF”), Dimensional US Core Equity Market ETF (“US Core Equity ETF”), Dimensional U.S. Core Equity 2 ETF (“US Core Equity 2 ETF”), Dimensional U.S. Small Cap ETF (“US Small Cap ETF”), Dimensional U.S. Targeted Value ETF (“US Targeted Value ETF”), Dimensional International Core Equity Market ETF (“International Core ETF”), Dimensional International Value ETF (“International Value ETF”), Dimensional Emerging Core Equity Market ETF (“Emerging Markets Core ETF”), and Dimensional World ex U.S. Core Equity 2 ETF (“World ex US Core Equity 2 ETF”) (individually referred to as a “Fund” or collectively as the “Funds”). The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are an investment company and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services — Investment Companies”.

The Funds identified below as “Acquiring Funds” became series of the Trust as of the date indicated following a reorganization (“Reorganization”), pursuant to Agreements and Plans of Reorganization dated as shown below (each, a “Plan” and collectively, the “Plans”), which resulted in the conversion of corresponding “Target Funds” organized as mutual funds to ETFs. The Acquiring Funds were established as “shell” funds, organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the corresponding Target Funds and continuing the operations of the Target Funds as ETFs. The Acquiring Funds had no performance history prior to the Reorganization.

Acquiring Fund	Target Fund	Date
Dimensional U.S. Equity ETF	Tax-Managed U.S. Equity Portfolio	June 11, 2021
Dimensional U.S. Small Cap ETF	Tax-Managed U.S. Small Cap Portfolio	June 11, 2021
Dimensional U.S. Targeted Value ETF	Tax-Managed U.S. Targeted Value Portfolio	June 11, 2021
Dimensional U.S. Core Equity 2 ETF	TA U.S. Core Equity 2 Portfolio	June 11, 2021
Dimensional International Value ETF	Tax-Managed DFA International Value Portfolio	September 10, 2021
Dimensional Word ex U.S. Core Equity 2 ETF	TA World ex U.S. Core Equity Portfolio	September 10, 2021

Each Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring Fund for shares of the Target Fund of equivalent aggregate net asset value.

Fees and expenses incurred to effect the Reorganizations were borne by the Target Funds. The management fee of each Acquiring Fund is lower than the management fee of its corresponding Target Fund and, therefore, each Acquiring Fund is expected to experience lower overall expenses as compared to its corresponding Target Fund. The Reorganizations did not result in a material change to the Target Funds’ investment portfolios as compared to those of the Acquiring Funds. There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring Funds.

The Acquiring Funds did not purchase or sell securities following the Reorganizations for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Target Funds did not affect the Acquiring Funds’ portfolio turnover ratios for the period ended October 31, 2021.

The investment objective of US Core Equity ETF, International Core ETF, and Emerging Markets Core ETF is to achieve long-term capital appreciation. The investment objective of US Equity ETF, US Small Cap ETF, US

Targeted Value ETF and International Value ETF is to achieve long-term capital appreciation while minimizing federal income taxes on returns. World ex US Core Equity 2 ETF’s and US Core Equity 2 ETF’s investment objective is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. The investment objective is non-fundamental for US Core Equity ETF, International Core ETF, and Emerging Markets Core ETF, which means it may be changed by the Board of Trustees (the “Board”) without shareholder approval. The Funds are diversified exchange-traded funds. Each Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called (“Creation Units”). Currently a Creation Unit is 30,000 Shares for US Small Cap ETF, 40,000 Shares for US Equity ETF, 50,000 Shares for US Targeted Value ETF, International Value ETF, and US Core Equity ETF, and 100,000 Shares for US Core Equity 2 ETF, International Core ETF, and Emerging Markets ETF, and 200,000 Shares for World ex U.S. Core Equity 2 ETF. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical assets.

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

With respect to the World ex U.S. Core Equity 2 ETF, International Core ETF, International Value ETF and Emerging Markets ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. Because the International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares, the NAVs of the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Emerging Markets Core ETF is subject to tax on short-term and long-term capital gains for investments in India, the Cayman Islands, and Thailand. International Value ETF is subject to tax on short-term and long-term capital gains for investments in the Cayman Islands. World ex U.S. Core Equity 2 ETF is subject to tax on short-term and long-term capital gains for investments in India, the Cayman Islands, and Great Britain. Such taxes are accrued on a daily basis and due upon sale of individual securities.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

4. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to its shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Summary Schedule of Portfolio Holdings. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS:

The Dimensional International Value ETF and Dimensional World ex U.S. Core Equity 2 ETF may each acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Portfolio’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. As of October 31, 2021, there were no forward currency contracts outstanding. During the year ended October 31, 2021, the Funds had limited activity in forward currency contracts.

2. FUTURES CONTRACTS:

Each Fund may enter into futures and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The gross notional amount of futures contracts outstanding as of October 31, 2021, and the monthly average notional amount for these contracts for the period ended October 31, 2021 were as follows:

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long		Short
Dimensional International Value ETF	—	—	$27,178	(a)	—
Dimensional World ex U.S. Core Equity 2 ETF	—	—	41,550	(a)	—

(a)	For the period of November 2020 through August 2021

As of October 31, 2021, there were no futures contracts outstanding.

Summary of Derivative Instruments:

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, as of October 31, 2021 (amounts in thousands):

Fund	Net Realized Gains/(Losses) from: Futures Contracts
Equity Rate Risk Exposure:
Dimensional U.S. Equity ETF	$5
Dimensional U.S. Small Cap ETF	(207)
Dimensional U.S. Targeted Value ETF	201
Dimensional International Value ETF	8,790
Dimensional World ex U.S. Core Equity 2 ETF	1,587

Currency Rate Risk Exposure:

The Funds had limited activity in forward foreign currency contracts during the year ended October 31, 2021, and no such contracts were outstanding as of October 31, 2021. Net realized and changes in unrealized gain or loss on such contracts were minimal during the year ended October 31, 2021, and are included in Net Realized Gain/Loss from Forward Currency Transactions and Change in Unrealized Appreciation (Depreciation) on Translation of Foreign Currency-Denominated Amounts, respectively, on the accompanying Statements of Operations.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES:

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”), serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for International Core ETF, Emerging Markets Core ETF, International Value ETF, and World ex US Core Equity 2 ETF.

For the period ended October 31, 2021, the Funds’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Fund	Management Fee
US Equity ETF*	0.14%
US Core Equity ETF	0.12%
US Core Equity 2 ETF*	0.18%
US Small Cap ETF*	0.36%
US Targeted Value ETF*	0.36%
International Core ETF	0.18%
International Value ETF*	0.43%
Emerging Markets Core ETF	0.35%
World ex US Core Equity 2 ETF*	0.29%

*	The Management Fees listed above are a blended rate of the Pre-Reorganization and Current rates listed below:

Fund	Pre-Reorganization	Current
US Equity ETF	0.18%	0.08%
US Core Equity 2 ETF	0.20%	0.16%
US Small Cap ETF	0.40%	0.30%
US Targeted Value ETF	0.40%	0.30%
International Value ETF	0.45%	0.30%
World ex US Core Equity 2 ETF	0.30%	0.25%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US Equity ETF, US Core Equity 2 ETF and World ex US Core Equity 2 ETF, as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the year ended October 31, 2021, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the year ended October 31, 2021 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expense Assumed	Recovery of Previously Waived Fees/Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
US Equity ETF (1)	0.22%	$0	$177	$0
US Core Equity 2 ETF (2)	0.30%	0	0	0
World ex US Core Equity 2 ETF (3)	0.39%	99	0	0

(1)

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Fund (including the expenses that the Fund bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Fund incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

US Core Equity ETF, International Core ETF, and Emerging Markets Core ETF (each, a “Unitary Fee Fund” and together, the “Unitary Fee Funds”) pay the Advisor a unitary management fee for managing the Funds’ assets. Pursuant to the investment management agreement with the Trust, on behalf of each Unitary Fee Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities, instruments and other investments); (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix) Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.

For the Unitary Fee Funds, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

2. EARNED INCOME CREDIT

Additionally, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolios custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
US Equity ETF	$2
US Core Equity 2 ETF	5
US Small Cap ETF	3
US Targeted Value ETF	3
International Value ETF	13
World ex US Core Equity 2 ETF	6

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. American Stock Transfer & Trust Company, LLC serves as stock transfer agent for the Acquiring Funds listed above. Prior to the Reorganizations, State Street Bank and Trust Company provided accounting and administration services, dividend disbursing, and transfer agent services for the Target Funds.

4. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. With respect to the Unitary Fee Funds, the Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds.

No payments from the Funds are currently planned under the Distribution and Service Plan. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

5. FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Funds) receive no compensation from the Trust. For the year ended October 31, 2021, the total related amounts paid by the Trust to the CCO was $187,472 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. FEDERAL INCOME TAXES

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the year ended October 31, 2020 and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
US Equity ETF
2020	$64,573	—	—	$64,573
2021	$63,460	—	—	$63,460
US Core Equity ETF
2021	$6,738	—	—	$6,738
US Core Equity 2 ETF
2020	$142,077	$180,449	—	$322,526
2021	$138,569	—	—	$138,569
US Small Cap ETF
2020	$27,794	$52,632	—	$80,426
2021	$31,370	—	—	$31,370
US Targeted Value ETF
2020	$59,992	$89,816	—	$149,808
2021	$69,616	—	—	$69,616
International Core ETF
2021	$6,749	—	—	$6,749
International Value ETF
2020	$80,394	—	—	$80,394
2021	$81,899	—	—	$81,899
Emerging Markets Core ETF
2021	$3,526	—	—	$3,526
World ex US Core Equity 2 ETF
2020	$9,362	$4,663	—	$14,025
2021	$79,477	—	—	$79,477

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
US Equity ETF	$(301)	—	$(301)
US Core Equity ETF	—	—	—
US Core Equity 2 ETF	$(859)	—	$(859)
US Small Cap ETF	$(3,770)	$(430)	$(4,200)
US Targeted Value ETF	$(685)	—	$(685)
International Core ETF	—	—	—
International Value ETF	$(2,039)	—	$(2,039)
Emerging Markets Core ETF	—	—	—
World ex US Core Equity 2 ETF	$(1,834)	—	$(1,834)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short- Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
US Equity ETF	$8,781	—	$(23,136)	$4,253,827	$4,239,472
US Core Equity ETF	$1,980	—	$(1,271)	$148,602	$149,311
US Core Equity 2 ETF	$20,629	—	$(16,671)	$8,661,285	$8,665,243
US Small Cap ETF	$2,564	$94,306	—	$2,415,098	$2,511,968
US Targeted Value ETF	$11,286	$4,625	—	$3,299,215	$3,315,126
International Core ETF	$3,096	—	$(797)	$31,060	$33,359
International Value ETF	$35,559	—	$(420,549)	$687,636	$302,646
Emerging Markets Core ETF	$1,448	—	$(627)	$(8,260)	$(7,439)
World ex US Core Equity 2 ETF	$27,100	—	$(77,255)	$1,198,469	$1,148,314

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Equity ETF	$23,136	$23,136
US Core Equity ETF	$1,271	$1,271
US Core Equity 2 ETF	$16,671	$16,671
US Small Cap ETF	—	—
US Targeted Value ETF	—	—
International Core ETF	$797	$797
International Value ETF	$420,549	$420,549
Emerging Markets Core ETF	$627	$627
World ex US Core Equity 2 ETF	$77,255	$77,255

During the year ended October 31, 2021, the following Funds used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

US Equity ETF	$3,320
US Core Equity 2 ETF	18,666
US Small Cap ETF	77,310
US Targeted Value ETF	115,716
International Value ETF	147,125
World ex US Core Equity 2 ETF	92,101

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
US Equity ETF	$1,835,407	$4,277,625	$(23,798)	$4,253,827
US Core Equity ETF	$1,194,139	$178,649	$(30,046)	$148,603
US Core Equity 2 ETF	$5,972,700	$8,838,225	$(176,940)	$8,661,285

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
US Small Cap ETF	$1,988,830	$2,440,540	$(25,440)	$2,415,100
US Targeted Value ETF	$3,250,013	$3,317,134	$(17,919)	$3,299,215
International Core ETF	$744,532	$59,944	$(28,861)	$31,083
International Value ETF	$2,979,742	$852,375	$(164,602)	$687,773
Emerging Markets Core ETF	$404,233	$31,786	$(39,146)	$(7,360)
World ex US Core Equity 2 ETF	$3,537,848	$1,517,218	$(318,602)	$1,198,616

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. SECURITIES LENDING:

As of October 31, 2021, the Funds had securities on loan to brokers/dealers, for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
US Equity ETF	—
US Core Equity ETF	—
US Core Equity 2 ETF	—
US Small Cap ETF	—
US Targeted Value ETF	—
International Core ETF	3,635
International Value ETF	5,712
Emerging Markets Core ETF	10,079
World ex US Core Equity 2 ETF	64,421

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
US Equity ETF
Common Stocks	$56,272	—	—	—	$56,272
US Core Equity ETF
Common Stocks	15,665	—	—	—	15,665
US Core Equity 2 ETF
Common Stocks	194,434	—	—	—	194,434
US Small Cap ETF
Common Stocks	117,558	—	—	—	117,558
US Targeted Value ETF
Common Stocks	136,562	—	—	—	136,562
International Core ETF
Common Stocks, Investment Company	11,830	—	—	—	11,830
International Value ETF
Common Stocks	82,743	—	—	—	82,743
Emerging Markets Core ETF
Common Stocks	1,745	—	—	—	1,745
World ex US Core Equity 2 ETF
Common Stocks	92,595	—	—	—	92,595

G. AFFILIATED TRADES

Cross trades for the period ended October 31, 2021, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
US Equity ETF	$356	$5,930	$(2,619)
US Core Equity 2 ETF	6,496	1,313	853
US Small Cap ETF	38,412	15,645	2,467
US Targeted Value ETF	12,380	9,740	2,859
US International Value ETF	80,569	52,640	13,295
World ex US Core Equity 2 ETF	35,554	18,824	(1,965)

H. INVESTMENT TRANSACTIONS:

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2021 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$69,492	$63,386
US Core Equity ETF	23,878	20,817
US Core Equity 2 ETF	357,665	221,764
US Small Cap ETF	426,324	564,479
US Targeted Value ETF	328,489	535,269
International Core ETF	39,853	15,863
International Value ETF	583,663	444,824
Emerging Markets Core ETF	332,928	9,325
World ex US Core Equity 2 ETF	794,665	440,576

In-kind transactions for the period ended October 31, 2021 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$85,043	$1,918
US Core Equity ETF	1,237,370	38,341
US Core Equity 2 ETF	595,697	56,573
US Small Cap ETF	208,634	10,541
US Targeted Value ETF	373,743	22,771
International Core ETF	710,851	—
International Value ETF	46,703	—
Emerging Markets Core ETF	81,228	—
World ex US Core Equity 2 ETF	84,842	—

There were no purchases or sales of U.S. government securities during the period ended October 31, 2021.

I. CAPITAL SHARES TRANSACTIONS:

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

J. FINANCIAL INSTRUMENTS:

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

K. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
US Small Cap ETF	0.83%	$1,063	34	$1	$1,985	—
US Targeted Value ETF	0.83%	893	28	1	4,912	—
International Value ETF	0.83%	19	3	—	27	—
World ex US Core Equity 2 ETF	0.83%	30	3	—	47	—

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the year ended October 31, 2021.

L. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Funds could enter, eliminate the asset segregation framework currently used by the Funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Funds are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Funds.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

M. CORONAVIRUS (COVID-19) PANDEMIC:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Fund’s performance.

N. OTHER:

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West)). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Funds have divested of all publicly traded securities identified as CMIC’s listed in the Order.

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Equity ETF	2	100%
US Core Equity ETF	2	100%
US Core Equity 2 ETF	1	100%
US Small Cap ETF	1	100%
US Targeted Value ETF	2	100%
International Core ETF	1	100%
International Value ETF	2	100%
Emerging Markets Core ETF	1	100%
World ex US Core Equity 2 ETF	1	100%

O. SUBSEQUENT EVENTS:

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

Dimensional ETF Trust	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
US Equity ETF	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
US Core Equity ETF	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
US Core Equity 2 ETF	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
US Small Cap ETF	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
US Targeted Value ETF	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
International Core ETF	100%	—	—	—	—	100%	—	100%	—	12%	100%	—	—
International Value ETF	100%	—	—	—	—	100%	—	100%	—	9%	100%	—	—
Emerging Markets Core ETF	100%	—	—	—	—	100%	—	68%	—	7%	100%	—	—
World ex US Core Equity 2 ETF	100%	—	—	—	—	100%	—	100%	—	9%	100%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Dimensional ETF Trust and Shareholders of each of the nine funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of each of the funds indicated in the table below (constituting The Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights

Dimensional U.S. Equity ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, 2019, 2018, and 2017
Dimensional US Core Equity Market ETF Dimensional International Core Equity Market ETF	For the period November 17, 2020 (commencement of operations) through October 31, 2021
Dimensional Emerging Core Equity Market ETF	For the period December 1, 2020 (commencement of operations) through October 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/ Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG — Since 1983; DIG & DEM — Since 1993; DFAITC — Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC — Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC — Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).
Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM — Since 1993; DFAITC — Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG — Since 1981; DIG & DEM — Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC — Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC — Since 2019; ETF Trust — Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG — Since 1981; DIG & DFAITC — Since 1992; DEM — Since 1993; ETF Trust — Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002-July 2017), DFA Australia Limited (1994-July 2017), Dimensional Advisors Ltd. (2012-July 2017), Dimensional Funds plc (2006-July 2017) and Dimensional Funds II plc (2006-July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012-April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	137 portfolios in 5 investment companies	None

1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

2

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007-2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President (since 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004-2017) of

•  all the DFA Entities

Formerly, Vice President (2010-2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012-2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Senior Vice President, Business Operations (March 2019-October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014-2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment

LLC Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008-2020), Chief Operating Officer, Global Funds and Risk (2018-2020), Chief Operations Officer (2016-2018), and Director of Fund Administration (2003- 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017-2020), and Treaurer (2003-2017) of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Data Integrity Team Lead (December 2019-April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015-November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•  all the DFA Entities

Vice President (since 2020) of

•  ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President (since 2015) of

•  all the DFA Entities

Assistant Treasurer (since 2017) of

•  the DFA Fund Complex

Vice President and Assistant Treasurer (since 2020) of

•  ETF Trust

Formerly, Senior Tax Manager (2013-2015) for

•  Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Director (May 2019-January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012-May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel sincec 2001

President of

•  the DFA Fund Complex (since 2017)

•  ETF Trust (since 2020)

General Counsel (since 2001) of

•  all the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010-2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997-2017) and Secretary (2000-2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997-2017)

•  Dimensional Holdings Inc. (2006-2017)

•  DFA Securities LLC (1997-2017)

•  Dimensional Investment LLC (2009-2017)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•  DFA Fund Complex

Formerly, Director (2019-2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary (since 2020) of

•  ETF Trust

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)
Randy C. Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since 2020)

•  all the DFA Funds

•  ETF Trust

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President-Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020-August 2020 and July 2014-March 2017)

Formerly, Vice President-Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017-January 2020)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  ETF Trust (since 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Funds II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016-2017)

•  DFA Australia Limited (2014-2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014-2017) of

•  all the DFA Entities

Formerly, Vice President (2007-2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014-2017) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017-2018) of

Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since 2016)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015-2016)

•  Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

DFA103121-073A

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2021: $166,589

(b)	Audit-Related Fees

Fees for Registrant     Fiscal Year Ended October 31, 2021: $13,517

For fiscal year ended October 31, 2021, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                     Fiscal Year Ended October 31, 2021: $220,000

For the fiscal year ended October 31, 2021, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant     Fiscal Year Ended October 31, 2021: $0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant     Fiscal Year Ended October 31, 2021: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committee

of

Dimensional ETF Trust

(the “Fund”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Fund’s Audit Committee (the “Committee”) pre-approve all audit services and non-audit services provided to the Fund by its independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Fund’s investment advisor, and to affiliates of Dimensional that provide ongoing services to the Fund (with Dimensional, together the “Service Affiliates”) if the services directly impact the Fund’s operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Fund and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Fund may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Fund.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

B.	Pre-Approval of Audit Services to the Fund

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Fund’s financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Fund will receive.

2.	The Committee shall report to the Board of Trustees of the Fund (the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise required in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Fund and its Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Fund, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Fund may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Fund’s operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Fund, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Fund’s management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Fund or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value in any fiscal year.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Fund shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2021 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2021: $1,312,643

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

Dimensional U.S. Equity ETF

Dimensional US Core Equity Market ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional International Core Equity Market ETF

Dimensional International Value ETF

Dimensional Emerging Core Equity Market ETF

Dimensional World ex U.S. Core Equity 2 ETF

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMON STOCKS (99.1%)
COMMUNICATION SERVICES (10.3%)
Activision Blizzard, Inc.	107,919	$8,438,187
*Alphabet, Inc., Class A	41,882	124,009,251
*Alphabet, Inc., Class C	41,863	124,140,959
*Altice USA, Inc., Class A	21,475	350,042
*AMC Networks, Inc., Class A	5,279	210,051
#*Angi, Inc., Class A	7,228	90,567
*Anterix, Inc.	18	1,154
#AT&T, Inc.	880,464	22,240,521
ATN International, Inc.	1,149	46,856
*Bandwidth, Inc., Class A	1,196	101,995
*Boston Omaha Corp., Class A	499	17,690
Cable One, Inc.	700	1,197,847
*Cargurus, Inc.	3,783	126,882
*Cars.com, Inc.	7,636	99,421
*Charter Communications, Inc., Class A	20,021	13,511,973
#*Cinemark Holdings, Inc.	5,528	103,926
Cogent Communications Holdings, Inc.	7,110	544,555
Comcast Corp., Class A	633,966	32,604,871
*comScore, Inc.	3,105	12,141
*Consolidated Communications Holdings, Inc.	1,537	11,374
#*Discovery, Inc.	22,018	516,102
#*Discovery, Inc., Class C	35,613	803,429
*DISH Network Corp., Class A	28,529	1,171,686
Electronic Arts, Inc.	40,540	5,685,735
*Entercom Communications Corp.	15,728	50,801
Entravision Communications Corp., Class A	171	1,363
*Everquote, Inc., Class A	1,200	16,548
EW Scripps Co. (The), Class A	5,927	110,242
*Facebook, Inc., Class A	336,080	108,745,406
Fox Corp., Class A	47,349	1,881,649
Fox Corp., Class B	23,429	865,936
*Gannett Co., Inc.	12,726	73,811
*Globalstar, Inc.	117	193
*Gray Television, Inc.	5,301	124,255
*IAC/InterActiveCorp.	4,771	726,957
*IDT Corp., Class B	1,800	87,066
*iHeartMedia, Inc., Class A	846	16,395
*IMAX Corp.	5,135	96,795
Interpublic Group of Cos., Inc. (The)	50,726	1,855,050
*Iridium Communications, Inc.	11,087	449,578
John Wiley & Sons, Inc., Class A	5,256	284,718
*Liberty Broadband Corp., Class A	3,994	642,115
*Liberty Broadband Corp., Class C	23,355	3,794,020
*Liberty Latin America, Ltd., Class A	2,900	34,858
*Liberty Latin America, Ltd., Class C	20,007	240,684
#*Liberty Media Corp.-Liberty Braves, Class A	1,077	32,924
*Liberty Media Corp.-Liberty Braves, Class B	20	758
*Liberty Media Corp.-Liberty Braves, Class C	2,325	69,099
*Liberty Media Corp.-Liberty Formula One, Class A	2,694	140,492
*Liberty Media Corp.-Liberty Formula One, Class C	26,950	1,503,810
*Liberty Media Corp.-Liberty Siriusxm, Class B	200	10,150
*Liberty Media Corp.-Liberty SiriusXM, Class A	11,862	590,490
*Liberty Media Corp.-Liberty SiriusXM, Class C	25,318	1,248,684
*Lions Gate Entertainment Corp., Class A	7,250	93,887
*Lions Gate Entertainment Corp., Class B	12,771	144,568
*Live Nation Entertainment, Inc.	21,924	2,217,613

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
#Lumen Technologies, Inc.	111,474	$1,322,082
*Madison Square Garden Entertainment Corp.	3,290	231,846
*Magnite, Inc.	162	4,379
#*Marcus Corp. (The)	2,400	44,568
*Match Group, Inc.	32,179	4,851,950
*Meredith Corp.	4,576	266,506
National CineMedia, Inc.	6,419	20,412
*Netflix, Inc.	61,692	42,586,605
New York Times Co. (The), Class A	18,939	1,033,880
News Corp., Class A	53,137	1,216,837
News Corp., Class B	16,856	380,271
Nexstar Media Group, Inc., Class A	4,418	662,391
Omnicom Group, Inc.	27,693	1,885,339
*Ooma, Inc.	68	1,571
*Pinterest, Inc., Class A	31,967	1,427,007
*QuinStreet, Inc.	1,261	17,654
*ROBLOX Corp., Class A	87	7,310
*Roku, Inc.	10,239	3,121,871
Saga Communications, Inc.	558	12,365
Scholastic Corp.	2,600	94,094
Shenandoah Telecommunications Co.	7,796	215,481
#Sirius XM Holdings, Inc.	159,411	970,813
*Snap, Inc., Class A	87,827	4,617,944
Spok Holdings, Inc.	2,839	29,213
*Spotify Technology SA	5,495	1,590,253
*Take-Two Interactive Software, Inc.	16,162	2,925,322
*TechTarget, Inc.	3,560	335,744
TEGNA, Inc.	24,452	480,726
#Telephone and Data Systems, Inc.	11,065	207,358
*T-Mobile US, Inc.	61,931	7,123,923
*TripAdvisor, Inc.	11,203	369,363
*TrueCar, Inc.	4,430	18,562
*Twitter, Inc.	93,648	5,013,914
*United States Cellular Corp.	1,000	30,570
Verizon Communications, Inc.	577,823	30,618,841
ViacomCBS, Inc., Class A	5,128	199,633
ViacomCBS, Inc., Class B	67,495	2,444,669
*Vimeo, Inc.	7,805	263,263
*Walt Disney Co. (The)	252,754	42,733,119
*Warner Music Group Corp., Class A	537	26,576
*WideOpenWest, Inc.	299	5,696
World Wrestling Entertainment, Inc., Class A	5,297	323,594
*Yelp, Inc.	916	35,385
#*Zedge, Inc., Class B	68	784
*Zillow Group, Inc., Class A	7,369	779,051
#*Zillow Group, Inc., Class C	18,661	1,933,839
*ZipRecruiter, Inc.	19	528
*Zynga, Inc., Class A	118,740	876,301

TOTAL COMMUNICATION SERVICES		625,547,533

CONSUMER DISCRETIONARY (12.8%)
#*1-800-Flowers.com, Inc., Class A	3,914	125,718
#*2U, Inc.	7,392	218,360
Aaron’s Co., Inc. (The)	4,533	106,027
*Abercrombie & Fitch Co.	7,151	282,751
Acushnet Holdings Corp.	2,786	141,919
*Adient PLC	11,481	477,839

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*Adtalem Global Education, Inc.	7,146	$263,902
Advance Auto Parts, Inc.	9,080	2,047,722
*Amazon.com, Inc.	61,739	208,210,456
*American Axle & Manufacturing Holdings, Inc.	12,936	117,459
American Eagle Outfitters, Inc.	21,588	512,499
*American Outdoor Brands, Inc.	1,366	31,117
*American Public Education, Inc.	170	4,248
*America’s Car-Mart, Inc.	1,100	131,439
*Aptiv PLC	35,949	6,215,223
#Aramark	27,683	1,009,876
*Arko Corp.	80	767
*Asbury Automotive Group, Inc.	2,900	567,559
*Autoliv, Inc.	10,232	990,969
*AutoNation, Inc.	6,910	836,939
*AutoZone, Inc.	3,340	5,961,366
*Bassett Furniture Industries, Inc.	306	5,168
*Bath & Body Works, Inc.	18,185	1,256,402
*Bbq Holdings, Inc.	574	7,577
*Beazer Homes USA, Inc.	1,033	18,708
#*Bed Bath & Beyond, Inc., Class B	13,869	194,721
Best Buy Co., Inc.	32,587	3,983,435
Big Lots, Inc., Class B	5,096	225,498
*Biglari Holdings, Inc., Class B	7	1,164
*BJ’s Restaurants, Inc.	2,198	73,237
*Bloomin’ Brands, Inc.	8,216	177,630
*Booking Holdings, Inc.	5,289	12,803,505
*Boot Barn Holdings, Inc.	3,902	407,720
*BorgWarner, Inc., Class A	25,737	1,159,967
*Boyd Gaming Corp.	6,138	391,482
#*Bright Horizons Family Solutions, Inc.	8,339	1,384,274
*Brinker International, Inc.	6,229	261,369
#Brunswick Corp.	10,931	1,017,567
Buckle, Inc. (The)	3,112	129,521
*Burlington Stores, Inc.	9,694	2,678,355
*Caesars Entertainment, Inc.	7,947	869,879
Caleres, Inc.	5,187	119,612
*Callaway Golf Co.	13,370	361,658
#Camping World Holdings, Inc., Class A	2,784	103,704
*Capri Holdings, Ltd.	16,100	857,164
*CarMax, Inc.	23,796	3,258,148
#*Carnival Corp.	62,044	1,374,895
*CarParts.com, Inc.	6,964	106,062
*Carriage Services, Inc.	2,167	111,492
Carrols Restaurant Group, Inc.	4,167	15,293
*Carter’s, Inc.	5,639	555,554
*Carvana Co.	6,813	2,065,565
Cato Corp. (The), Class A	2,418	42,629
*Cavco Industries, Inc.	1,157	278,120
*Century Communities, Inc.	1,893	126,945
*Cheesecake Factory, Inc. (The)	5,361	217,871
*Chegg, Inc.	15,276	908,005
#*Chewy, Inc., Class A	2,942	223,004
#*Chico’s FAS, Inc.	2,168	11,837
#*Children’s Place, Inc. (The)	1,918	158,983
*Chipotle Mexican Grill, Inc.	3,825	6,804,790
Choice Hotels International, Inc.	5,483	771,019

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Churchill Downs, Inc.	5,189	$1,193,470
*Chuy’s Holdings, Inc.	2,100	61,236
*Citi Trends, Inc.	1,200	92,832
Clarus Corp.	351	9,681
Columbia Sportswear Co.	4,094	425,121
*Conn’s, Inc.	2,501	55,697
Cracker Barrel Old Country Store, Inc.	2,483	330,661
*Crocs, Inc.	9,700	1,566,065
Culp, Inc.	1,492	19,739
*Dana, Inc.	16,798	372,748
Darden Restaurants, Inc.	15,648	2,255,503
*Dave & Buster’s Entertainment, Inc.	20	743
*Deckers Outdoor Corp.	4,310	1,703,786
*Denny’s Corp.	8,748	139,093
#*Designer Brands, Inc., Class A	3,948	53,416
#Dick’s Sporting Goods, Inc.	7,918	983,495
Dillard’s, Inc., Class A	1,953	451,416
*Dine Brands Global, Inc.	197	16,648
Dollar General Corp.	34,570	7,657,946
*Dollar Tree, Inc.	31,584	3,403,492
Domino’s Pizza, Inc.	5,699	2,786,640
*Dorman Products, Inc.	3,820	398,732
DR Horton, Inc.	48,419	4,322,364
#eBay, Inc.	110,262	8,459,301
*»ESC Diamond Resorts, Inc.	6,168	—
Ethan Allen Interiors, Inc.	2,900	67,309
*Etsy, Inc.	17,721	4,442,477
*Everi Holdings, Inc.	11,576	277,824
*Expedia Group, Inc.	17,658	2,903,152
#*Fiesta Restaurant Group, Inc.	2,072	21,839
#*Fisker, Inc.	205	3,290
*Five Below, Inc.	7,784	1,535,783
Flexsteel Industries, Inc.	300	8,400
*Floor & Decor Holdings, Inc., Class A	4,045	549,796
Foot Locker, Inc.	15,542	740,887
*Ford Motor Co.	453,358	7,743,355
#*Fossil Group, Inc.	1,187	14,030
*Fox Factory Holding Corp.	6,507	1,047,302
Franchise Group, Inc.	487	17,922
*frontdoor, Inc.	12,222	455,636
*Gap, Inc. (The)	27,680	628,059
Garmin, Ltd.	17,563	2,522,047
*General Motors Co.	165,867	9,028,141
*Genesco, Inc.	1,500	90,885
Gentex Corp.	37,590	1,330,310
*Gentherm, Inc.	4,552	335,164
Genuine Parts Co.	19,314	2,532,259
*G-III Apparel Group, Ltd.	5,881	168,549
*Goodyear Tire & Rubber Co. (The)	33,015	631,247
*GoPro, Inc., Class A	10,170	87,564
Graham Holdings Co., Class B	463	271,249
*Grand Canyon Education, Inc.	6,327	504,262
*Green Brick Partners, Inc.	4,401	114,646
Group 1 Automotive, Inc.	2,777	499,305
Guess?, Inc.	5,581	115,582
H&R Block, Inc.	21,739	501,519
Hamilton Beach Brands Holding Co., Class A	574	8,610

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Hanesbrands, Inc.	43,298	$737,798
Harley-Davidson, Inc.	20,166	735,857
Hasbro, Inc.	16,457	1,575,922
Haverty Furniture Cos., Inc.	1,700	48,790
*Helen of Troy, Ltd.	3,396	763,930
Hibbett, Inc.	2,888	223,647
*Hilton Grand Vacations, Inc.	9,156	460,364
*Hilton Worldwide Holdings, Inc.	38,361	5,522,066
Home Depot, Inc. (The)	150,712	56,025,679
Hooker Furnishings Corp.	1,300	32,773
*Houghton Mifflin Harcourt Co.	1,383	19,625
*Hovnanian Enterprises, Inc., Class A	8	674
*Hyatt Hotels Corp., Class A	4,900	417,480
Installed Building Products, Inc.	3,123	396,777
*International Game Technology PLC	7,805	230,169
#*iRobot Corp.	3,683	307,236
Jack in the Box, Inc.	3,400	336,430
Johnson Outdoors, Inc., Class A	1,187	126,036
#*Just Eat Takeaway.com NV, ADR	36,760	525,300
#KB Home	9,625	386,444
*Kohl’s Corp.	5,458	264,877
Kontoor Brands, Inc.	6,161	326,533
#*Lakeland Industries, Inc.	1,000	20,910
*Lands’ End, Inc.	1,303	34,243
*Las Vegas Sands Corp.	45,888	1,780,913
#*Laureate Education, Inc., Class A	11,172	193,499
La-Z-Boy, Inc.	6,010	199,772
LCI Industries	3,459	483,015
Lear Corp.	8,394	1,442,509
Leggett & Platt, Inc.	15,677	734,467
Lennar Corp., Class A	38,303	3,827,619
Lennar Corp., Class B	1,957	160,631
Levi Strauss & Co., Class A	4,089	107,050
*LGI Homes, Inc.	2,763	412,516
Lifetime Brands, Inc.	300	5,088
*Liquidity Services, Inc., Class A	4,136	91,323
Lithia Motors, Inc., Class A	3,214	1,025,973
*LKQ Corp.	40,343	2,222,092
*Lovesac Co. (The)	1,326	103,441
Lowe’s Cos., Inc.	105,669	24,707,526
*Lululemon Athletica, Inc.	15,191	7,079,158
*Lumber Liquidators Holdings, Inc.	583	10,541
*M/I Homes, Inc.	2,750	157,465
#Macy’s, Inc.	36,089	955,276
*Malibu Boats, Inc., Class A	3,494	246,711
Marine Products Corp.	1,049	13,291
*MarineMax, Inc.	2,151	111,400
*Marriott International, Inc., Class A	39,041	6,247,341
Marriott Vacations Worldwide Corp.	4,789	752,927
*Mastercraft Boat Holdings, Inc.	4,144	110,976
*Mattel, Inc.	26,620	580,582
McDonald’s Corp.	104,363	25,626,335
*MDC Holdings, Inc.	9,940	486,861
*Meritage Homes Corp.	3,700	402,227
MGM Resorts International	54,546	2,572,389
*Modine Manufacturing Co.	4,337	47,707

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Mohawk Industries, Inc.	6,904	$1,223,458
*Monarch Casino & Resort, Inc.	1,845	133,246
Monro, Inc.	3,804	234,935
*Motorcar Parts of America, Inc.	2,528	47,830
Movado Group, Inc.	2,287	76,157
#Murphy USA, Inc.	4,449	724,965
Nathan’s Famous, Inc.	509	31,812
*National Vision Holdings, Inc.	8,117	500,332
*Nautilus, Inc.	4,149	42,444
Newell Brands, Inc.	44,031	1,007,870
NIKE, Inc., Class B	174,778	29,238,612
#*Nordstrom, Inc.	7,784	223,634
#*Norwegian Cruise Line Holdings, Ltd.	29,731	764,681
*NVR, Inc.	490	2,398,452
*ODP Corp. (The)	6,232	269,846
#*Ollie’s Bargain Outlet Holdings, Inc.	7,467	505,217
*OneSpaWorld Holdings, Ltd.	978	10,562
*O’Reilly Automotive, Inc.	10,391	6,466,527
Oxford Industries, Inc.	1,278	118,496
Papa John’s International, Inc.	3,902	484,160
#*Party City Holdco, Inc.	582	4,231
Patrick Industries, Inc.	2,586	201,475
*Peloton Interactive, Inc., Class A	28,076	2,567,269
#*Penn National Gaming, Inc.	11,306	809,510
Penske Automotive Group, Inc.	4,700	498,435
*Perdoceo Education Corp.	6,800	72,216
#PetMed Express, Inc.	2,200	62,546
*Planet Fitness, Inc., Class A	13,004	1,034,468
*Playa Hotels & Resorts NV	3,606	30,687
*PlayAGS, Inc.	2,854	25,172
Polaris, Inc.	7,285	837,411
Pool Corp.	5,850	3,013,686
PulteGroup, Inc.	36,670	1,763,094
#*Purple Innovation, Inc.	560	10,808
*PVH Corp.	8,161	892,242
#*QuantumScape Corp.	242	7,003
*Quotient Technology, Inc.	8,507	54,785
Qurate Retail, Inc., Class A	61,479	641,841
Ralph Lauren Corp.	6,100	775,737
RCI Hospitality Holdings, Inc.	1,000	67,800
*Red Robin Gourmet Burgers, Inc.	1,197	23,784
*Red Rock Resorts, Inc., Class A	8,652	470,755
#*Regis Corp.	2,300	6,210
Rent-A-Center, Inc.	6,223	331,437
*Revolve Group, Inc.	3,157	236,901
*RH	2,471	1,629,946
*Rocky Brands, Inc.	231	12,601
*Ross Stores, Inc.	50,104	5,671,773
#*Royal Caribbean Cruises, Ltd.	22,289	1,881,860
*RumbleON, Inc., Class B	84	3,277
*Ruth’s Hospitality Group, Inc.	4,284	82,853
*Sally Beauty Holdings, Inc.	10,905	166,410
*Scientific Games Corp.	5,171	413,939
*SeaWorld Entertainment, Inc.	360	22,860
*Service Corp.	23,240	1,591,708
*Shake Shack, Inc., Class A	3,741	258,765
Shoe Carnival, Inc.	1,542	52,228

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Shutterstock, Inc.	2,418	$292,941
Signet Jewelers, Ltd.	649	57,878
*Skechers USA, Inc., Class A	18,759	866,853
*Skyline Champion Corp.	3,659	231,688
*Sleep Number Corp.	5,587	493,556
Smith & Wesson Brands, Inc.	5,455	117,282
Sonic Automotive, Inc., Class A	4,001	197,769
*Sonos, Inc.	1,074	35,034
*Standard Motor Products, Inc.	2,307	110,505
Starbucks Corp.	163,670	17,360,477
*Steven Madden, Ltd.	10,374	467,867
*Stitch Fix, Inc., Class A	436	15,086
*Stoneridge, Inc.	3,400	64,532
Strategic Education, Inc.	3,690	251,695
#*Stride, Inc.	3,695	131,172
*Superior Group of Cos., Inc.	324	8,421
*Tapestry, Inc.	34,675	1,351,631
Target Corp.	70,129	18,206,891
*Taylor Morrison Home Corp.	15,608	476,512
Tempur Sealy International, Inc.	26,287	1,168,983
*Tenneco, Inc., Class A	6,339	84,118
*Terminix Global Holdings, Inc.	18,832	762,319
*Tesla, Inc.	108,041	120,357,674
*Texas Roadhouse, Inc.	7,913	702,753
Thor Industries, Inc.	4,171	425,275
*TJX Cos, Inc. (The)	168,904	11,061,523
Toll Brothers, Inc.	18,494	1,112,784
*TopBuild Corp.	4,853	1,247,075
*Tractor Supply Co.	17,210	3,737,496
*Travel + Leisure Co.	13,585	738,209
*TravelCenters of America, Inc.	212	11,429
*Tri Pointe Homes, Inc.	15,179	367,180
#*Tupperware Brands Corp.	5,616	124,900
*Ulta Beauty, Inc.	7,286	2,676,585
*Under Armour, Inc., Class A	25,722	564,855
*Under Armour, Inc., Class C	15,658	295,623
*Unifi, Inc.	1,766	42,419
*Universal Electronics, Inc.	1,700	70,006
*Urban Outfitters, Inc.	8,745	279,228
Vail Resorts, Inc.	5,589	1,926,584
#*Veoneer, Inc.	11,014	387,693
#*Vera Bradley, Inc.	2,206	21,641
*VF Corp.	46,104	3,360,059
*Victoria’s Secret & Co.	5,928	299,186
*Vista Outdoor, Inc.	7,415	310,244
*Visteon Corp.	4,605	521,194
#*Wayfair, Inc., Class A	7,996	1,991,804
Wendy’s Co. (The)	26,971	601,453
*Whirlpool Corp.	8,688	1,831,691
Williams-Sonoma, Inc.	11,314	2,101,349
*Wingstop, Inc.	4,405	759,730
*Winmark Corp.	300	69,846
Winnebago Industries, Inc.	5,624	380,689
*Wolverine World Wide, Inc.	11,174	370,642
*WW International, Inc.	5,094	88,432
Wyndham Hotels & Resorts, Inc.	13,672	1,154,874

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*Wynn Resorts, Ltd.	11,293	$1,014,111
*XPEL, Inc.	104	7,894
#*YETI Holdings, Inc.	2,280	224,192
*Yum! Brands, Inc.	43,017	5,374,544
*Zumiez, Inc.	2,400	97,680

TOTAL CONSUMER DISCRETIONARY		782,344,805

CONSUMER STAPLES (5.4%)
Albertsons Cos., Inc., Class A	17	526
Alico, Inc.	496	17,658
Altria Group, Inc.	215,944	9,525,290
Andersons, Inc. (The), Class A	3,578	121,867
*Archer-Daniels-Midland Co.	76,888	4,939,285
#B&G Foods, Inc.	7,358	216,620
*Bellring Brands, Inc., Class A	389	10,433
#*Beyond Meat, Inc.	3,169	313,668
#*BJ’s Wholesale Club Holdings, Inc.	15,820	924,521
*Boston Beer Co., Inc. (The), Class A	1,385	682,085
*Brown-Forman Corp., Class A	8,944	572,684
*Brown-Forman Corp., Class B	46,117	3,130,883
Bunge, Ltd.	17,759	1,645,194
*Calavo Growers, Inc.	2,560	102,912
Cal-Maine Foods, Inc.	4,200	151,452
Campbell Soup Co.	21,060	841,347
Casey’s General Stores, Inc.	5,266	1,008,650
*Celsius Holdings, Inc.	2,060	198,831
*Central Garden & Pet Co.	1,175	60,607
*Central Garden & Pet Co., Class A	5,927	273,827
*Chefs’ Warehouse, Inc. (The)	2,307	80,445
#Church & Dwight Co., Inc.	35,423	3,094,553
Clorox Co. (The)	17,682	2,882,343
*Coca-Cola Co. (The)	570,909	32,182,140
Coca-Cola Consolidated, Inc.	781	313,493
Colgate-Palmolive Co.	115,460	8,796,897
Conagra Brands, Inc.	62,350	2,007,670
Constellation Brands, Inc., Class A	21,868	4,741,201
Costco Wholesale Corp.	63,220	31,075,159
*Coty, Inc., Class A	10,668	90,465
*Darling Ingredients, Inc.	22,944	1,939,227
Edgewell Personal Care Co.	5,960	208,540
*elf Beauty, Inc.	3,252	105,072
Energizer Holdings, Inc.	7,088	258,499
*Estee Lauder Cos, Inc. (The)	31,962	10,366,236
*Farmer Bros Co.	1,300	9,815
*Flowers Foods, Inc.	27,552	681,912
Fresh Del Monte Produce, Inc.	3,516	117,751
*Freshpet, Inc.	5,275	822,425
General Mills, Inc.	82,013	5,068,403
*Grocery Outlet Holding Corp.	417	9,253
*Hain Celestial Group, Inc. (The)	9,513	426,848
*Herbalife Nutrition, Ltd.	14,922	692,381
Hershey Co. (The)	20,976	3,678,142
#Hormel Foods Corp.	38,917	1,646,967
#*Hostess Brands, Inc.	13,566	256,533
Ingles Markets, Inc., Class A	1,110	76,801
Ingredion, Inc.	8,117	772,982
*Inter Parfums, Inc.	3,030	279,911

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
*J & J Snack Foods Corp.	1,999	$294,952
#J M Smucker Co. (The)	13,253	1,628,264
John B Sanfilippo & Son, Inc.	1,301	109,935
Kellogg Co.	29,893	1,832,441
Keurig Dr Pepper, Inc.	37,470	1,352,292
Kimberly-Clark Corp.	47,686	6,174,860
*Kraft Heinz Co. (The)	76,468	2,744,437
Kroger Co. (The)	103,233	4,131,385
#*Lamb Weston Holdings, Inc.	20,641	1,165,184
*Lancaster Colony Corp.	3,102	527,340
*Landec Corp.	3,292	31,998
*Lifeway Foods, Inc.	315	1,714
McCormick & Co., Inc.	1,214	98,625
McCormick & Co., Inc.	35,034	2,810,778
Medifast, Inc.	2,099	411,971
#MGP Ingredients, Inc.	1,480	95,031
Molson Coors Beverage Co., Class B	21,211	935,193
Mondelez International, Inc., Class A	200,249	12,163,124
*Monster Beverage Corp.	55,817	4,744,445
National Beverage Corp.	2,098	118,327
#*Natura & Co. Holding SA, ADR	3,426	47,176
*Natural Alternatives International, Inc.	709	8,933
Nu Skin Enterprises, Inc., Class A	6,264	251,500
*Oil-Dri Corp. of America	641	22,320
PepsiCo., Inc.	200,142	32,342,947
*Performance Food Group Co.	18,275	826,578
Philip Morris International, Inc.	191,624	18,116,133
*Pilgrim’s Pride Corp.	8,443	237,755
#*Post Holdings, Inc.	9,276	941,329
PriceSmart, Inc.	2,276	163,758
Procter & Gamble Co. (The)	347,476	49,685,593
#Reynolds Consumer Products, Inc.	333	8,984
#*Rite Aid Corp.	3,774	51,289
Rocky Mountain Chocolate Factory, Inc.	466	4,059
Sanderson Farms, Inc.	2,302	436,114
*Seneca Foods Corp., Class A	500	25,815
*Simply Good Foods Co. (The)	8,680	344,162
*SpartanNash Co.	4,096	94,781
Spectrum Brands Holdings, Inc.	3,392	318,000
*Sprouts Farmers Market, Inc.	13,996	309,871
*Sysco Corp.	67,461	5,187,751
#*Tattooed Chef, Inc.	295	5,301
#Tootsie Roll Industries, Inc.	2,517	79,663
*TreeHouse Foods, Inc.	6,479	234,151
Turning Point Brands, Inc.	215	8,207
*Tyson Foods, Inc., Class A	37,864	3,027,984
*United Natural Foods, Inc.	6,164	267,456
*United-Guardian, Inc.	600	8,406
*Universal Corp.	2,600	122,200
*US Foods Holding Corp.	28,103	974,331
*USANA Health Sciences, Inc.	1,600	155,296
Vector Group, Ltd.	13,895	184,248
*Walgreens Boots Alliance, Inc.	90,594	4,259,730
Walmart, Inc.	198,534	29,664,950
#WD-40 Co.	1,865	423,355
*Weis Markets, Inc.	1,930	108,678

TOTAL CONSUMER STAPLES		327,741,504

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (2.5%)
*Adams Resources & Energy, Inc.	300	$8,805
Antero Midstream Corp.	17,726	188,605
*Antero Resources Corp.	23,670	470,323
Apa Corp.	50,816	1,331,887
*Arch Resources, Inc.	2,200	200,376
Archrock, Inc.	14,846	121,589
*Aspen Aerogels, Inc.	250	13,615
#Baker Hughes Co.	80,050	2,007,654
Brigham Minerals, Inc.	1,002	23,226
*Bristow Group, Inc.	117	4,048
*Cactus, Inc., Class A	5,306	230,811
*California Resources Corp.	97	4,475
*Callon Petroleum Co.	2,283	118,100
*Centennial Resource Development, Inc., Class A	17,861	128,599
*ChampionX Corp.	33,237	871,806
*Cheniere Energy, Inc.	27,627	2,856,632
#*Chesapeake Energy Corp.	1,690	107,721
*Chevron Corp.	237,748	27,219,769
#*Clean Energy Fuels Corp.	795	7,330
#*CNX Resources Corp.	26,507	387,267
*Comstock Resources, Inc.	772	7,620
ConocoPhillips	169,999	12,663,225
*CONSOL Energy, Inc.	3,000	82,530
*Contango Oil & Gas Co.	1,040	4,295
#*Continental Resources, Inc.	7,953	388,186
Core Laboratories NV	4,584	119,230
*Coterra Energy, Inc.	92,904	1,980,713
CVR Energy, Inc.	3,445	66,041
#*Delek US Holdings, Inc.	8,768	170,538
*Denbury, Inc.	3,405	288,267
Devon Energy Corp.	71,862	2,880,229
DHT Holdings, Inc.	8,565	55,758
Diamondback Energy, Inc.	11,680	1,251,979
*DMC Global, Inc.	1,705	71,235
Dorian LPG, Ltd.	262	3,175
*Dril-Quip, Inc.	4,008	94,428
DT Midstream, Inc.	13,243	635,134
EnLink Midstream LLC	10,678	83,822
EOG Resources, Inc.	67,611	6,251,313
*EQT Corp.	37,425	745,132
*Equitrans Midstream Corp.	36,077	371,954
*Expro Group Holdings NV	913	15,658
Exxon Mobil Corp.	517,515	33,364,192
*Geospace Technologies Corp.	1,000	9,510
*Green Plains, Inc.	3,668	139,201
*Gulf Island Fabrication, Inc.	1,100	4,334
*Gulfport Energy Operating Corp.	115	9,435
*Halliburton Co.	102,904	2,571,571
*Helix Energy Solutions Group, Inc.	16,292	61,584
*Helmerich & Payne, Inc.	12,288	381,420
Hess Corp.	33,821	2,792,600
HollyFrontier Corp.	17,302	584,808
International Seaways, Inc.	2,198	38,575

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (Continued)
Kinder Morgan, Inc.	230,288	$3,857,324
*Kosmos Energy, Ltd.	4,212	15,163
#*Laredo Petroleum, Inc.	229	17,267
*Liberty Oilfield Services, Inc., Class A	11,300	145,996
Magnolia Oil & Gas Corp., Class A	18,700	390,456
*Marathon Oil Corp.	91,664	1,495,956
Marathon Petroleum Corp.	83,507	5,505,616
*Matador Resources Co.	12,856	538,024
#*Meta Materials, Inc.	825	3,877
*Murphy Oil Corp.	13,748	382,607
*Nabors Industries, Ltd.	112	11,480
*NACCO Industries, Inc., Class A	287	8,908
#*National Energy Services Reunited Corp.	26	304
*Natural Gas Services Group, Inc.	1,600	18,192
*New Fortress Energy, Inc.	159	4,770
*NexTier Oilfield Solutions, Inc.	11,007	49,091
#Nordic American Tankers, Ltd.	970	2,279
*NOV, Inc.	44,551	624,605
*Oasis Petroleum, Inc.	166	20,020
*Occidental Petroleum Corp.	107,769	3,613,495
*Oceaneering International, Inc.	11,555	157,148
*Oil States International, Inc.	6,970	42,238
#ONEOK, Inc.	51,544	3,279,229
Ovintiv, Inc.	9,003	337,793
*Par Pacific Holdings, Inc.	559	8,642
*Patterson-UTI Energy, Inc.	21,985	188,192
*PBF Energy, Inc., Class A	11,647	170,163
PDC Energy, Inc.	12,654	661,931
*Peabody Energy Corp.	2,184	25,968
*Phillips 66	56,227	4,204,655
*Pioneer Natural Resources Co.	25,090	4,691,328
*ProPetro Holding Corp.	9,796	93,944
*Range Resources Corp.	22,350	521,202
*Ranger Oil Corp.	1,500	49,560
*Renewable Energy Group, Inc.	5,800	371,200
*REX American Resources Corp.	400	35,180
#*RPC, Inc.	7,405	39,913
*Schlumberger NV	162,055	5,227,894
Scorpio Tankers, Inc.	5,037	80,693
*SEACOR Marine Holdings, Inc.	2,211	9,861
SFL Corp., Ltd.	7,246	57,316
#SM Energy Co.	7,766	266,529
*Southwestern Energy Co.	70,224	342,693
*Talos Energy, Inc.	1,493	19,364
Targa Resources Corp.	26,589	1,453,621
*Technip Energies NV, ADR	6,566	100,591
TechnipFMC PLC	48,764	359,391
#*Tellurian, Inc.	1,387	5,437
*TETRA Technologies, Inc.	30	97
Texas Pacific Land Corp.	34	43,305
*Tidewater, Inc.	2,855	34,631
#*Transocean, Ltd.	36,412	128,534
*Uranium Energy Corp.	714	2,656
*US Silica Holdings, Inc.	1,309	12,671
Valero Energy Corp.	56,390	4,360,639
*Weatherford International PLC	1,475	42,863

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (Continued)
*Whiting Petroleum Corp.	2,370	$154,358
*Williams Cos, Inc. (The)	140,793	3,954,875
World Fuel Services Corp.	8,836	269,763
TOTAL ENERGY		153,001,828
FINANCIALS (12.1%)
*1st Source Corp.	2,189	105,685
*Affiliated Managers Group, Inc.	6,243	1,048,075
*Aflac, Inc.	92,551	4,967,212
Alerus Financial Corp.	120	3,768
*Alleghany Corp.	1,912	1,245,439
Allegiance Bancshares, Inc.	585	22,914
*Allstate Corp. (The)	44,131	5,457,681
Ally Financial, Inc.	51,536	2,460,329
A-Mark Precious Metals, Inc.	126	9,449
*AMBAC Financial Group, Inc.	5,231	88,456
*Amerant BanCorp, Inc.	480	12,744
*American Equity Investment Life Holding Co.	11,056	352,355
American Express Co.	94,501	16,422,384
*American Financial Group, Inc.	9,040	1,229,802
*American International Group, Inc.	112,267	6,633,857
American National Group, Inc.	921	174,723
Ameriprise Financial, Inc.	17,298	5,226,245
Ameris BanCorp	6,188	324,189
AMERISAFE, Inc.	2,573	152,553
Ameriserv Financial, Inc.	100	399
Aon PLC, Class A	37,460	11,984,203
#Apollo Global Management, Inc.	1,182	90,955
*Arch Capital Group, Ltd.	52,391	2,190,992
Ares Management Corp., Class A	16,733	1,417,954
Argo Group International Holdings, Ltd.	4,563	251,421
*Arrow Financial Corp.	1,123	40,260
Arthur J Gallagher & Co.	24,894	4,173,977
Artisan Partners Asset Management, Inc., Class A	5,911	292,831
*Associated Banc-Corp.	17,590	391,905
Assurant, Inc.	8,617	1,390,008
Assured Guaranty, Ltd.	15,273	848,873
*Athene Holding, Ltd., Class A	10,474	911,343
*Atlantic Capital Bancshares, Inc.	348	9,573
Atlantic Union Bankshares Corp.	8,715	312,607
*Atlanticus Holdings Corp.	879	68,114
Axis Capital Holdings, Ltd.	12,040	626,923
#*Axos Financial, Inc.	7,386	391,458
B Riley Financial, Inc.	197	14,117
Banc of California, Inc.	5,827	118,463
BancFirst Corp.	1,856	120,659
*BanCorp, Inc. (The)	7,159	218,707
*Bank of America Corp.	1,086,017	51,889,892
*Bank of Hawaii Corp.	5,506	465,257
*Bank of Marin BanCorp	398	15,168
Bank of New York Mellon Corp. (The)	111,625	6,608,200
Bank of NT Butterfield & Son, Ltd. (The)	6,307	226,421
Bank OZK	13,990	624,933
BankUnited, Inc.	7,762	314,827
Banner Corp.	3,457	199,676
*Berkshire Hathaway, Inc., Class B	270,863	77,740,390
*Berkshire Hills BanCorp, Inc.	5,968	162,031

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
BGC Partners, Inc., Class A	32,590	$175,008
BlackRock, Inc.	18,085	17,062,474
Blackstone, Inc., Class A	82,495	11,418,958
*Blucora, Inc.	5,747	94,940
BOK Financial Corp.	3,544	358,546
*Brighthouse Financial, Inc.	2,561	128,639
Brightsphere Investment Group, Inc.	4,501	134,940
Brookline BanCorp, Inc.	9,168	147,146
Brown & Brown, Inc.	34,624	2,185,121
*BRP Group, Inc., Class A	20	730
Bryn Mawr Bank Corp.	2,279	105,609
*Byline BanCorp, Inc.	744	19,165
*C, Inc.innati Financial Corp.	21,018	2,552,426
*Cadence Bank	23,905	693,709
*Cambridge BanCorp	153	14,047
Camden National Corp.	980	46,648
*Cannae Holdings, Inc.	8,602	293,328
*Capital City Bank Group, Inc.	1,069	28,724
Capital One Financial Corp.	62,928	9,504,016
Capitol Federal Financial, Inc.	16,583	201,152
*Cathay General BanCorp	10,048	423,925
Cboe Global Markets, Inc.	14,145	1,866,291
CBTX, Inc.	84	2,285
*Central Pacific Financial Corp.	4,331	119,059
*Charles Schwab Corp. (The)	189,202	15,520,240
Chubb, Ltd.	58,065	11,344,740
#CIT Group, Inc.	13,624	674,797
Citigroup, Inc.	272,521	18,847,552
Citizens Community BanCorp, Inc.	600	8,160
Citizens Financial Group, Inc.	54,404	2,577,661
*Citizens, Inc.	4,015	25,857
*City Holding Co.	2,057	163,696
CME Group, Inc.	46,770	10,315,123
*CNA Financial Corp.	4,268	191,462
*CNB Financial Corp.	280	7,188
CNO Financial Group, Inc.	21,156	510,706
#Cohen & Steers, Inc.	3,356	318,451
Columbia Banking System, Inc.	9,081	309,934
*Columbia Financial, Inc.	4,380	81,556
*Comerica, Inc.	19,122	1,627,091
*Commerce Bancshares, Inc.	16,312	1,150,159
#*Community Bank System, Inc.	7,087	507,925
*Community Trust BanCorp, Inc.	1,749	76,396
ConnectOne BanCorp, Inc.	3,305	111,478
*Consumer Portfolio Services, Inc.	1,025	6,693
*Cowen, Inc., Class A	4,014	151,448
*Crawford & Co., Class A	3,717	32,115
*Crawford & Co., Class B	1,800	14,868
#*Credit Acceptance Corp.	1,078	644,870
*CrossFirst Bankshares, Inc.	1,414	20,121
*Cullen/Frost Bankers, Inc.	7,481	968,789
Customers BanCorp, Inc.	3,069	163,547
CVB Financial Corp.	13,683	273,934
Diamond Hill Investment Group, Inc.	388	84,142
Dime Community Bancshares, Inc.	1,017	36,287
*Discover Financial Services	44,360	5,026,875

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Donegal Group, Inc., Class A	1,374	$19,579
*Donnelley Financial Solutions, Inc.	3,430	131,438
*Eagle BanCorp, Inc.	3,534	199,989
East West BanCorp, Inc.	19,266	1,531,262
*eHealth, Inc.	2,800	124,180
*Employers Holdings, Inc.	3,900	150,540
*Encore Capital Group, Inc.	3,141	169,677
*Enova International, Inc.	4,073	132,128
*Enstar Group, Ltd.	1,386	319,861
*Enterprise Financial Services Corp.	3,506	164,852
Equitable Holdings, Inc.	16,931	567,188
#Erie Indemnity Co., Class A	3,717	764,996
Essa BanCorp, Inc.	707	11,489
Essent Group, Ltd.	11,696	561,408
Evercore, Inc.	5,612	852,126
Everest Re Group, Ltd.	5,624	1,470,676
*FactSet Research Systems, Inc.	5,431	2,410,767
Farmers National Banc Corp.	332	5,916
FB Financial Corp.	2,295	104,032
*Federal Agricultural Mortgage Corp.	1,266	159,630
*Federated Hermes, Inc.	11,287	375,970
Fednat Holding Co.	1,029	2,614
Fidelity National Financial, Inc.	34,954	1,674,646
Fifth Third BanCorp	97,955	4,263,981
#*Financial Institutions, Inc.	1,243	39,677
First American Financial Corp.	15,828	1,157,660
*First BanCorp	29,967	409,050
First BanCorp/Southern Pines Nc	2,719	131,654
*First Bancshares, Inc. (The)	643	25,881
First Busey Corp.	5,191	132,319
#First Citizens Bancshares, Inc., Class A	716	582,752
*First Commonwealth Financial Corp.	13,481	206,259
#First Community Bankshares, Inc.	1,700	55,114
*First Financial BanCorp	10,146	241,272
First Financial Bankshares, Inc.	18,335	929,951
*First Financial Corp.	1,135	48,635
First Foundation, Inc.	1,183	31,480
First Hawaiian, Inc.	10,300	284,177
*First Horizon Corp.	68,261	1,158,389
First Interstate BancSystem, Inc., Class A	3,739	155,430
*First Merchants Corp.	6,618	275,176
*First Mid Bancshares, Inc.	403	17,361
*First Midwest BanCorp, Inc.	13,054	251,289
First of Long Island Corp. (The)	194	3,905
First Republic Bank	23,367	5,054,983
FirstCash, Inc.	5,865	518,877
*Flagstar BanCorp, Inc.	3,908	184,418
Flushing Financial Corp.	3,151	75,687
*FNB Corp.	17,842	207,859
Franklin Resources, Inc.	42,424	1,335,932
*Fulton Financial Corp.	19,492	313,821
*GAMCO Investors, Inc., Class A	467	12,352
*Genworth Financial, Inc., Class A	15,939	65,509
#*German American BanCorp, Inc.	2,097	82,664
#Glacier BanCorp, Inc.	12,326	681,505
Global Indemnity Group LLC, Class A	1,192	29,311
Globe Life, Inc.	14,825	1,319,721

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Goldman Sachs Group, Inc. (The)	45,143	$18,659,859
#Goosehead Insurance, Inc., Class A	114	16,450
Great Southern BanCorp, Inc.	1,100	62,073
*Great Western BanCorp, Inc.	6,451	219,657
*Green Dot Corp., Class A	6,227	263,776
*Greenlight Capital Re, Ltd., Class A	2,682	19,927
*Hallmark Financial Services, Inc.	1,034	3,443
*Hamilton Lane, Inc., Class A	3,058	319,592
*Hancock Whitney Corp.	9,868	488,269
*Hanmi Financial Corp.	3,508	77,842
Hanover Insurance Group, Inc. (The)	5,148	648,648
HarborOne BanCorp, Inc.	1,551	22,288
*Hartford Financial Services Group, Inc. (The)	46,474	3,389,349
HCI Group, Inc.	1,104	147,947
Heartland Financial USA, Inc.	4,337	217,370
*Heritage Commerce Corp.	6,041	72,432
Heritage Financial Corp.	2,982	74,073
*Hilltop Holdings, Inc.	10,005	354,577
*Home Bancshares, Inc.	17,844	423,973
HomeStreet, Inc.	2,186	103,092
*Hometrust Bancshares, Inc.	1,062	32,285
Hope BanCorp, Inc.	14,900	217,391
Horace Mann Educators Corp.	5,072	198,721
Horizon BanCorp, Inc.	2,741	52,271
*Houlihan Lokey, Inc.	6,022	674,946
*Huntington Bancshares, Inc.	135,362	2,130,598
Independence Holding Co.	2,640	129,492
*Independent Bank Corp.	128	2,884
Independent Bank Corp.	4,532	382,954
Independent Bank Group, Inc.	3,987	288,220
Interactive Brokers Group, Inc.	9,327	660,818
Intercontinental Exchange, Inc.	75,991	10,521,714
International Bancshares Corp.	7,443	315,583
Invesco, Ltd.	44,420	1,128,712
Investors BanCorp, Inc.	32,700	500,310
James River Group Holdings, Ltd.	4,238	135,404
Janus Henderson Group PLC	11,028	512,802
Jefferies Financial Group, Inc.	15,725	676,175
JPMorgan Chase & Co.	425,131	72,225,506
Kearny Financial Corp.	9,199	123,451
*Kemper Corp.	7,095	450,391
*KeyCorp.	124,147	2,888,901
Kinsale Capital Group, Inc.	3,211	600,939
KKR & Co., Inc.	54,792	4,365,279
*Lakeland BanCorp, Inc.	3,852	69,259
#Lakeland Financial Corp.	3,269	234,943
Lazard, Ltd., Class A	9,689	474,664
*LendingClub Corp.	8,347	383,628
*LendingTree, Inc.	1,129	182,209
*Lincoln National Corp.	26,839	1,936,434
#Live Oak Bancshares, Inc.	2,928	261,119
*Loews Corp.	31,990	1,793,679
LPL Financial Holdings, Inc.	11,831	1,940,521
M&T Bank Corp.	16,737	2,462,347
*Macatawa Bank Corp.	886	7,442
*Markel Corp.	1,772	2,326,866

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
MarketAxess Holdings, Inc.	5,139	$2,100,155
*Marlin Business Services Corp.	1,200	27,504
Marsh & McLennan Cos., Inc.	70,925	11,830,290
#*MBIA, Inc.	14,600	226,884
*Mercantile Bank Corp.	340	11,686
*Mercury General Corp.	3,146	171,426
Meridian BanCorp, Inc.	4,269	99,041
Meta Financial Group, Inc.	3,525	195,426
MetLife, Inc.	98,846	6,207,529
#*Metropolitan Bank Holding Corp.	173	15,719
*MGIC Investment Corp.	22,524	363,988
*Midland States BanCorp, Inc.	401	10,290
Moelis & Co., Class A	6,101	443,787
*Moody’s Corp.	23,993	9,696,771
Morgan Stanley	203,464	20,912,030
Morningstar, Inc.	3,213	1,017,718
*Mr Cooper Group, Inc.	5,941	260,453
MSCI, Inc.	11,785	7,835,611
*MVB Financial Corp.	16	683
*Nasdaq, Inc.	15,459	3,244,380
*National Bank Holdings Corp., Class A	4,119	178,641
*National Western Life Group, Inc., Class A	278	59,773
Navient Corp.	24,123	475,223
*NBT BanCorp, Inc.	5,324	195,338
Nelnet, Inc., Class A	3,140	259,458
*New York Community BanCorp, Inc.	52,702	655,086
*Nicolet Bankshares, Inc.	220	15,816
*NMI Holdings, Inc., Class A	9,277	225,246
#*Northern Trust Corp.	27,407	3,372,157
Northfield BanCorp, Inc.	5,064	88,873
Northrim BanCorp, Inc.	600	26,652
*Northwest Bancshares, Inc.	15,031	207,428
*OceanFirst Financial Corp.	5,910	131,025
OFG BanCorp	7,064	182,958
*Old National BanCorp	19,095	326,143
Old Republic International Corp.	32,967	851,538
OneMain Holdings, Inc.	9,392	495,991
*Open Lending Corp., Class A	411	12,955
*Oppenheimer Holdings, Inc., Class A	765	39,818
Origin BanCorp, Inc.	684	30,506
Pacific Premier BanCorp, Inc.	7,195	302,118
*PacWest BanCorp	13,977	663,488
*Palomar Holdings, Inc.	1,717	157,020
*Park National Corp.	1,429	183,755
*Patriot National BanCorp, Inc.	20	192
*Peapack-Gladstone Financial Corp.	1,562	52,405
PennyMac Financial Services, Inc.	184	11,419
*Peoples BanCorp, Inc.	1,433	45,799
People’s United Financial, Inc.	49,988	856,794
Pinnacle Financial Partners, Inc.	10,246	989,456
*Piper Sandler Cos.	1,784	293,807
PJT Partners, Inc., Class A	2,713	221,896
PNC Financial Services Group, Inc. (The)	59,555	12,567,892
*Popular, Inc.	11,636	947,636
Pr, Inc.ipal Financial Group, Inc.	34,334	2,303,468
*PRA Group, Inc.	5,710	244,845
Preferred Bank	1,290	88,455

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Premier Financial Corp.	3,504	$111,707
Primerica, Inc.	6,193	1,041,910
ProAssurance Corp.	6,155	141,011
#*Prog Holdings, Inc.	9,248	374,082
Progressive Corp. (The)	81,939	7,774,372
#*Prosperity Bancshares, Inc.	11,850	892,423
Provident Financial Services, Inc.	8,272	204,815
*Prudential Financial, Inc.	50,840	5,594,942
Pzena Investment Management, Inc., Class A	566	6,158
QCR Holdings, Inc.	479	26,412
#*Radian Group, Inc.	18,341	437,800
Raymond James Financial, Inc.	23,590	2,325,738
Regional Management Corp.	133	6,794
Regions Financial Corp.	138,795	3,286,666
*Reinsurance Group of America, Inc.	7,890	931,651
Reliant BanCorp, Inc.	136	4,608
RenaissanceRe Holdings, Ltd.	5,405	766,429
Renasant Corp.	4,049	151,473
*Republic BanCorp, Inc., Class A	805	43,486
*Republic First BanCorp, Inc.	500	1,550
Riverview BanCorp, Inc.	1,205	8,905
*RLI Corp.	6,072	657,658
S&P Global, Inc.	33,980	16,111,957
*S&T BanCorp, Inc.	4,265	130,338
*Safeguard Scientifics, Inc.	1,767	14,825
Safety Insurance Group, Inc.	1,800	141,138
*Sandy Spring BanCorp, Inc.	5,273	250,257
Santander Consumer USA Holdings, Inc.	8,747	364,750
*Seacoast Banking Corp. of Florida	3,865	140,802
#SEI Investments Co.	18,553	1,169,581
#*Selective Insurance Group, Inc.	8,091	634,092
*Selectquote, Inc.	199	2,645
ServisFirst Bancshares, Inc.	5,260	422,431
#Sierra BanCorp	240	5,990
Signature Bank	6,826	2,032,919
*Simmons First National Corp., Class A	11,644	348,039
*SiriusPoint, Ltd.	3,922	36,867
SLM Corp.	53,316	978,349
Southside Bancshares, Inc.	3,294	136,108
*SouthState Corp.	4,690	366,242
*State Auto Financial Corp.	1,800	92,358
State Street Corp.	50,116	4,938,932
StepStone Group, Inc., Class A	147	6,906
Sterling BanCorp	15,708	399,769
Stewart Information Services Corp.	2,748	195,575
*Stifel Financial Corp.	13,183	960,645
#*Stock Yards BanCorp, Inc.	2,725	166,906
*StoneX Group, Inc.	2,923	202,008
*SVB Financial Group	7,070	5,072,018
Synchrony Financial	59,854	2,780,218
Synovus Financial Corp.	19,151	892,245
T Rowe Price Group, Inc.	31,131	6,751,691
Territorial BanCorp, Inc.	840	21,076
*Texas Capital Bancshares, Inc.	5,760	349,056
TFS Financial Corp.	9,949	193,608
#*Tompkins Financial Corp.	1,280	105,101

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Towne Bank	7,933	$250,048
Tradeweb Markets, Inc., Class A	4,880	434,808
Travelers Cos, Inc. (The)	35,985	5,789,267
TriCo Bancshares	2,199	96,382
*TriState Capital Holdings, Inc.	809	24,310
*Triumph BanCorp, Inc.	3,157	370,316
Truist Financial Corp.	180,022	11,425,996
#*Trupanion, Inc.	1,503	153,907
*TrustCo Bank Corp. NY	1,460	48,998
*Trustmark Corp.	8,290	263,705
*UMB Financial Corp.	4,822	476,510
*Umpqua Holdings Corp.	24,584	502,743
*United Bankshares, Inc.	14,099	521,522
United Community Banks, Inc.	10,515	366,343
*United Fire Group, Inc.	2,420	49,441
United Security Bancshares/Fresno CA	1,875	14,831
Universal Insurance Holdings, Inc.	3,400	50,218
*Univest Financial Corp.	2,249	64,546
Unum Group	25,765	656,235
US BanCorp	189,085	11,415,061
Valley National BanCorp	45,042	597,257
Value Line, Inc.	135	4,651
*Veritex Holdings, Inc.	3,395	139,025
*Virtu Financial, Inc., Class A	6,674	166,049
Virtus Investment Partners, Inc.	757	242,240
*Voya Financial, Inc.	19,581	1,366,166
*W R Berkley Corp.	20,563	1,636,815
Walker & Dunlop, Inc.	4,148	539,530
*Washington Federal, Inc.	11,377	402,291
Washington Trust BanCorp, Inc.	1,700	92,922
Waterstone Financial, Inc.	1,767	36,524
*Webster Financial Corp.	10,302	576,500
*Wells Fargo & Co.	481,144	24,615,327
*WesBanco, Inc.	5,561	193,356
West BanCorp, Inc.	2,033	64,446
*Westamerica BanCorp	3,207	178,822
*Western Alliance BanCorp	12,000	1,393,080
*Westwood Holdings Group, Inc.	700	12,180
White Mountains Insurance Group, Ltd.	483	509,560
Willis Towers Watson PLC	17,225	4,173,273
Wintrust Financial Corp.	6,474	572,949
#WisdomTree Investments, Inc.	6,819	43,573
#*World Acceptance Corp.	128	23,730
*WSFS Financial Corp.	7,001	362,722
*Zions BanCorp NA	25,384	1,598,938

TOTAL FINANCIALS		734,639,240

HEALTH CARE (13.1%)
*10X Genomics, Inc., Class A	3,291	530,740
*1Life Healthcare, Inc.	256	5,545
Abbott Laboratories	245,051	31,584,623
AbbVie, Inc.	246,043	28,213,751
*ABIOMED, Inc.	6,368	2,114,431
*Acadia Healthcare Co., Inc.	9,229	572,198
*ACADIA Pharmaceuticals, Inc.	15,855	284,597
*Acceleron Pharma, Inc.	6,187	1,077,652
#*Accuray, Inc.	125	624

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*Adaptive Biotechnologies Corp.	76	$2,539
*Addus HomeCare Corp.	1,997	186,719
Agilent Technologies, Inc.	44,189	6,959,326
#*Agios Pharmaceuticals, Inc.	793	37,271
*Akebia Therapeutics, Inc.	9,700	27,839
*Align Technology, Inc., Class A	10,342	6,457,235
*Alkermes PLC	18,339	555,488
*Allogene Therapeutics, Inc.	512	8,827
#*Allscripts Healthcare Solutions, Inc.	18,020	248,316
*Alnylam Pharmaceuticals, Inc.	16,237	2,590,776
*Alphatec Holdings, Inc.	514	6,029
*Amedisys, Inc., Class B	4,894	828,750
AmerisourceBergen Corp.	22,377	2,730,442
*Amgen, Inc.	81,810	16,932,216
*Amicus Therapeutics, Inc.	22,289	234,034
*AMN Healthcare Services, Inc.	6,500	641,550
*Amneal Pharmaceuticals, Inc.	1,220	6,698
*Amphastar Pharmaceuticals, Inc.	2,755	51,463
*AnaptysBio, Inc.	2,444	80,408
*AngioDynamics, Inc.	4,511	129,015
*ANI Pharmaceuticals, Inc.	786	29,381
#*Anika Therapeutics, Inc.	1,888	78,635
*Antares Pharma, Inc.	3,908	14,616
*Anthem, Inc.	35,318	15,367,921
#*Apollo Medical Holdings, Inc.	237	16,265
#*Arcus Biosciences, Inc.	210	7,022
*Arcutis Biotherapeutics, Inc.	441	9,340
#*Ardelyx, Inc.	1,511	1,828
*Arena Pharmaceuticals, Inc., Class A	8,044	461,645
*Arrowhead Pharmaceuticals, Inc.	10,653	679,874
*Arvinas, Inc.	2,116	183,203
#*Asensus Surgical, Inc.	1,142	1,930
AstraZeneca PLC, Sponsored ADR	59,803	3,730,511
*Atara Biotherapeutics, Inc., Class A	1,850	28,638
*AtriCure, Inc.	4,507	338,295
*Atrion Corp.	200	145,600
*Avanos Medical, Inc.	5,426	171,136
*Avantor, Inc.	25,074	1,012,488
*Avid Bioservices, Inc.	4,347	133,366
*Avidity Biosciences, Inc.	424	9,540
*Axogen, Inc.	124	1,884
*Axonics, Inc.	2,384	174,866
*Baxter International, Inc.	69,681	5,502,012
*Becton Dickinson and Co.	37,487	8,981,510
*BioDelivery Sciences International, Inc.	4,425	18,054
*Biogen, Inc.	21,805	5,814,957
*Biohaven Pharmaceutical Holding Co., Ltd.	421	59,917
*Biolife Solutions, Inc.	163	8,663
*BioMarin Pharmaceutical, Inc.	21,096	1,671,436
*Bio-Rad Laboratories, Inc., Class A	3,154	2,506,421
Bio-Techne Corp.	5,551	2,906,781
#*Bluebird Bio, Inc.	6,989	163,612
*Blueprint Medicines Corp.	439	49,383
*Boston Scientific Corp.	193,119	8,329,222
#*Bridgebio Pharma, Inc.	2,087	103,056
Bristol-Myers Squibb Co.	282,878	16,520,075

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Brookdale Senior Living, Inc.	20,225	$131,463
*Bruker Corp.	15,269	1,226,101
*Cara Therapeutics, Inc.	317	5,335
Cardinal Health, Inc.	35,123	1,679,231
*Cardiovascular Systems, Inc.	5,512	193,361
*CareDx, Inc.	2,892	147,492
*Castle Biosciences, Inc.	307	19,141
*Catalent, Inc.	21,596	2,977,225
*Catalyst Pharmaceuticals, Inc.	1,859	10,968
*Celldex Therapeutics, Inc.	128	5,445
*Centene Corp.	73,814	5,258,509
Cerner Corp.	39,620	2,943,370
*Change Healthcare, Inc.	43,190	929,881
*Charles River Laboratories International, Inc.	7,199	3,230,047
Chemed Corp.	2,338	1,127,500
*Cigna Corp.	48,148	10,284,894
*Codexis, Inc.	5,486	190,748
*Collegium Pharmaceutical, Inc.	5,046	99,053
*Community Health Systems, Inc.	12,349	161,772
*Computer Programs and Systems, Inc.	1,145	41,334
*Concert Pharmaceuticals, Inc.	2,800	7,672
CONMED Corp.	3,632	531,289
Cooper Cos, Inc. (The)	6,853	2,857,153
*Corcept Therapeutics, Inc.	14,638	263,484
*CorVel Corp.	1,799	329,613
*Covetrus, Inc.	8,433	170,262
*Crinetics Pharmaceuticals, Inc.	22	548
*Cross Country Healthcare, Inc.	4,075	84,475
*CryoLife, Inc.	4,361	90,011
*Cutera, Inc.	1,500	64,500
CVS Health Corp.	181,928	16,242,532
Danaher Corp.	82,522	25,727,884
*DaVita, Inc.	12,448	1,285,132
*Deciphera Pharmaceuticals, Inc.	2,337	78,032
*Denali Therapeutics, Inc.	8,820	426,447
DENTSPLY SIRONA, Inc.	28,802	1,647,762
*DexCom, Inc.	13,248	8,256,286
*Eagle Pharmaceuticals, Inc.	130	6,808
#*Editas Medicine, Inc.	1,032	37,895
*Edwards Lifesciences Corp.	87,872	10,528,823
*Elanco Animal Health, Inc.	59,794	1,966,027
Eli Lilly & Co.	124,654	31,756,853
*Emergent BioSolutions, Inc.	6,954	331,497
*Enanta Pharmaceuticals, Inc.	1,869	160,454
Encompass Health Corp.	14,435	917,489
*Endo International PLC	13,361	56,784
Ensign Group, Inc. (The)	7,060	550,751
*Envista Holdings Corp.	23,202	907,198
*Enzo Biochem, Inc.	3,718	12,790
*Evolent Health, Inc., Class A	7,938	232,345
*Exact Sciences Corp.	19,076	1,816,417
*Exelixis, Inc.	39,826	856,657
*Fate Therapeutics, Inc.	3,436	184,857
#*FibroGen, Inc.	7,231	80,409
#*Fluidigm Corp.	5,000	25,750
#*G1 Therapeutics, Inc.	1,524	22,083
*Generation Bio Co.	515	10,794

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
Gilead Sciences, Inc.	145,392	$9,433,033
*Glaukos Corp.	3,180	145,358
*Global Blood Therapeutics, Inc.	6,235	227,702
*Globus Medical, Inc.	11,357	876,420
#*Guardant Health, Inc.	5,844	682,521
*Haemonetics Corp.	7,015	482,001
*Halozyme Therapeutics, Inc.	5,829	221,910
#*Hanger, Inc.	3,139	58,637
*Harvard Bioscience, Inc.	4,139	31,167
HCA Healthcare, Inc.	37,959	9,507,211
*HealthEquity, Inc.	4,406	291,589
*HealthStream, Inc.	2,809	74,747
*Henry Schein, Inc.	19,924	1,521,197
#*Heron Therapeutics, Inc.	1,208	13,300
*Heska Corp.	1,267	283,213
*Hill-Rom Holdings, Inc.	9,257	1,433,909
*Hologic, Inc.	37,349	2,738,055
*Horizon Therapeutics PLC	23,092	2,768,962
Humana, Inc.	18,650	8,637,934
*Icon PLC	3,278	940,032
*ICU Medical, Inc.	2,440	571,277
*IDEXX Laboratories, Inc., Class B	12,450	8,293,443
*Illumina, Inc.	20,435	8,481,751
*ImmunoGen, Inc.	18,787	113,286
#*Inari Medical, Inc.	46	4,164
*Incyte Corp.	21,678	1,451,992
*Innoviva, Inc.	7,526	131,329
*Inogen, Inc., Class A	2,432	96,429
*Inovalon Holdings, Inc., Class A	8,468	345,410
#*Inovio Pharmaceuticals, Inc.	2,541	18,143
*Insmed, Inc.	204	6,151
*Inspire Medical Systems, Inc.	34	9,166
*Insulet Corp.	9,488	2,941,470
*Integer Holdings Corp.	5,038	453,521
*Integra LifeSciences Holdings Corp.	9,872	656,093
*Intellia Therapeutics, Inc.	4,054	539,101
*Intra-Cellular Therapies, Inc.	7,505	323,240
*IntriCon Corp.	800	13,600
*Intuitive Surgical, Inc.	49,353	17,822,849
#*Invitae Corp.	82	2,173
*Ionis Pharmaceuticals, Inc.	16,896	538,476
*Iovance Biotherapeutics, Inc.	467	11,353
*IQVIA Holdings, Inc.	22,269	5,821,562
*iRhythm Technologies, Inc.	44	3,086
*Ironwood Pharmaceuticals, Inc.	17,565	224,305
*IVERIC bio, Inc.	11,520	203,904
*Jazz Pharmaceuticals PLC	6,516	866,889
Johnson & Johnson	367,378	59,838,529
*Joint Corp. (The)	1,311	114,686
*Karuna Therapeutics, Inc.	591	82,965
*Kodiak Sciences, Inc.	38	4,449
*Krystal Biotech, Inc.	1,109	55,550
*Kura Oncology, Inc.	837	13,744
*Laboratory Corp. of America Holdings	13,637	3,914,092
*Lantheus Holdings, Inc.	5,004	117,044
*LeMaitre Vascular, Inc.	2,283	118,739

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
#*Lensar, Inc.	1,109	$7,929
*LHC Group, Inc.	4,667	628,132
*Ligand Pharmaceuticals, Inc.	1,893	276,264
*LivaNova PLC	5,574	427,637
*MacroGenics, Inc.	2,975	58,102
*Madrigal Pharmaceuticals, Inc.	502	39,030
*Magellan Health, Inc.	2,600	246,558
*Masimo Corp.	7,491	2,123,998
McKesson Corp.	21,043	4,374,419
*»Medcath Corp.	1,565	—
*MEDNAX, Inc.	13,090	356,441
*Medpace Holdings, Inc.	3,728	844,578
Medtronic PLC	188,030	22,537,276
Merck & Co., Inc.	352,752	31,059,814
*Meridian Bioscience, Inc.	2,780	52,292
*Merit Medical Systems, Inc.	7,199	484,205
*Mersana Therapeutics, Inc.	91	779
Mesa Laboratories, Inc.	139	42,492
*Mettler-Toledo International, Inc.	3,441	5,095,708
*Mirati Therapeutics, Inc.	751	141,954
*Moderna, Inc.	43,310	14,951,045
*ModivCare, Inc.	1,606	261,409
*Molina Healthcare, Inc.	8,159	2,412,779
*Morphic Holding, Inc.	141	8,108
*Myriad Genetics, Inc.	8,646	266,037
*Natera, Inc.	7,984	914,727
*National HealthCare Corp.	1,000	69,940
*National Research Corp.	804	34,813
*Natus Medical, Inc.	3,868	96,893
*Nektar Therapeutics	18,779	284,690
*Neogen Corp.	12,218	516,944
*NeoGenomics, Inc.	11,937	549,102
*Neurocrine Biosciences, Inc.	11,631	1,226,024
*Nevro Corp.	949	107,939
*NextGen Healthcare, Inc.	6,093	100,291
*NGM Biopharmaceuticals, Inc.	81	1,496
#*Novavax, Inc.	4,798	714,086
*Novocure, Ltd.	11,800	1,210,326
#*NuVasive, Inc.	7,106	379,176
*Omnicell, Inc.	5,501	980,003
#*OPKO Health, Inc.	3,131	11,866
*OptimizeRx Corp.	236	22,821
*Option Care Health, Inc.	1,086	29,680
*OraSure Technologies, Inc.	4,876	52,027
Organon & Co.	35,310	1,297,642
*Orthofix Medical, Inc.	2,510	90,310
*OrthoPediatrics Corp.	369	26,262
*Owens & Minor, Inc.	7,083	254,138
#*Pacific Biosciences of California, Inc.	324	8,580
*Pacira BioSciences, Inc.	6,533	341,545
Patterson Cos., Inc.	10,102	315,789
*»PDL BioPharma, Inc.	14,616	37,855
*Pennant Group, Inc. (The)	3,134	80,136
#*Penumbra, Inc.	4,793	1,325,504
*PerkinElmer, Inc.	16,360	2,893,920
Perrigo Co. PLC	16,024	723,484
*Personalis, Inc.	54	1,059

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*PetIQ, Inc.	3,789	$94,914
Pfizer, Inc.	777,093	33,990,048
Phibro Animal Health Corp., Class A	86	1,887
#*Precision BioSciences, Inc.	7	66
#Premier, Inc., Class A	10,388	404,613
*Prestige Consumer Healthcare, Inc.	5,899	353,881
*Progyny, Inc.	4,047	248,607
#*Protagonist Therapeutics, Inc.	2,901	90,395
Quest Diagnostics, Inc.	17,753	2,605,785
*Quidel Corp.	5,565	738,865
*R1 RCM, Inc.	12,772	277,152
*RadNet, Inc.	2,435	75,704
*RAPT Therapeutics, Inc.	6	189
*Regeneron Pharmaceuticals, Inc.	11,548	7,390,027
*REGENXBIO, Inc.	3,356	118,937
*Repligen Corp.	5,969	1,733,995
*Replimune Group, Inc.	217	6,404
*ResMed, Inc.	20,299	5,336,810
*REVOLUTION Medicines, Inc.	390	11,478
*Rigel Pharmaceuticals, Inc.	1,418	4,764
*Rocket Pharmaceuticals, Inc.	1,011	30,037
*Sangamo Therapeutics, Inc.	14,032	113,940
*Sarepta Therapeutics, Inc.	8,528	674,821
#*Scholar Rock Holding Corp.	144	3,787
*Seagen, Inc.	17,316	3,053,330
*SeaSpine Holdings Corp.	919	13,748
Select Medical Holdings Corp.	14,898	494,912
*Shockwave Medical, Inc.	2,200	470,140
*SI-BONE, Inc.	72	1,624
*Spectrum Pharmaceuticals, Inc.	190	348
*STAAR Surgical Co.	2,865	339,388
STERIS PLC	12,408	2,900,246
Stryker Corp.	47,315	12,589,102
*Supernus Pharmaceuticals, Inc.	6,256	186,742
*Surgalign Holdings, Inc.	5,843	5,617
#*Surgery Partners, Inc.	4,008	164,889
*Surmodics, Inc.	1,400	77,924
*Sutro Biopharma, Inc.	355	7,157
*Syndax Pharmaceuticals, Inc.	314	6,107
*Syneos Health, Inc.	10,078	940,681
*Tactile Systems Technology, Inc.	1,413	48,734
*Tandem Diabetes Care, Inc.	485	66,120
*Taro Pharmaceutical Industries, Ltd.	923	51,291
#*Teladoc Health, Inc.	10,340	1,546,761
*Teleflex, Inc.	6,469	2,309,045
*Tenet Healthcare Corp.	13,280	951,645
*Thermo Fisher Scientific, Inc.	55,402	35,073,344
*Tivity Health, Inc.	411	10,283
*Travere Therapeutics, Inc.	2,287	65,888
*Triple-S Management Corp., Class B	2,641	93,201
*Turning Point Therapeutics, Inc.	351	14,595
#*Twist Bioscience Corp.	736	87,437
*Ultragenyx Pharmaceutical, Inc.	462	38,771
*United Therapeutics Corp.	5,583	1,065,013
UnitedHealth Group, Inc.	132,814	61,156,863
*Universal Health Services, Inc., Class B	10,409	1,291,757

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
US Physical Therapy, Inc.	1,603	$172,900
*Utah Medical Products, Inc.	276	26,725
*Vanda Pharmaceuticals, Inc.	1,737	29,737
*Varex Imaging Corp.	4,622	124,101
*VBI Vaccines, Inc.	858	2,488
*Veeva Systems, Inc., Class A	19,295	6,116,708
#*Vericel Corp.	4,081	187,808
*Vertex Pharmaceuticals, Inc.	34,915	6,456,831
Viatris, Inc.	153,455	2,048,624
*ViewRay, Inc.	269	1,966
#*Viking Therapeutics, Inc.	171	995
*Vocera Communications, Inc.	2,535	143,430
*Waters Corp.	8,691	3,194,377
West Pharmaceutical Services, Inc.	10,226	4,395,953
*Xencor, Inc.	5,879	232,573
*Xenon Pharmaceuticals, Inc.	445	13,862
*y-Mabs Therapeutics, Inc.	389	9,554
Zimmer Biomet Holdings, Inc.	28,319	4,053,015
Zoetis, Inc.	67,060	14,498,372
*Zogenix, Inc.	3,262	50,006

TOTAL HEALTH CARE		794,679,565

INDUSTRIALS (9.0%) 3M Co.	73,962	13,215,530
A O Smith Corp.	17,264	1,261,480
*AAON, Inc.	7,351	526,699
*AAR Corp.	3,583	126,731
ABM Industries, Inc.	6,207	273,170
ACCO Brands Corp.	8,820	72,941
Acme United Corp.	400	14,800
Acuity Brands, Inc.	4,607	946,416
ADT, Inc.	5,359	44,748
Advanced Drainage Systems, Inc.	7,202	812,386
*AECOM	22,319	1,525,950
Aerojet Rocketdyne Holdings, Inc.	11,246	494,936
*AeroVironment, Inc.	2,752	245,231
*AGCO Corp.	8,730	1,066,893
Air Lease Corp.	11,973	479,519
*Air Transport Services Group, Inc.	8,728	217,240
Alamo Group, Inc.	1,990	300,888
*Alaska Air Group, Inc.	14,055	742,104
Albany International Corp.	4,033	325,261
*Allegiant Travel Co.	1,647	288,670
Allegion PLC	12,951	1,661,613
Allison Transmission Holdings, Inc.	17,479	583,099
Altra Industrial Motion Corp.	5,270	274,831
AMERCO	1,101	811,426
*Ameresco, Inc., Class A	1,721	141,346
#*American Airlines Group, Inc.	10,162	195,110
*American Woodmark Corp.	1,591	109,365
*AMETEK, Inc.	32,148	4,256,395
*API Group Corp.	4,204	91,563
Apogee Enterprises, Inc.	3,000	125,790
Applied Industrial Technologies, Inc.	4,882	475,897
ArcBest Corp.	3,060	274,941
Arcosa, Inc.	6,333	327,606
Argan, Inc.	1,347	55,577

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Armstrong Flooring, Inc.	2,092	$5,941
Armstrong World Industries, Inc.	7,140	754,341
*ASGN, Inc.	6,140	734,712
*Astec Industries, Inc.	2,360	125,977
*Astronics Corp.	1,186	15,299
*Astronics Corp., Class B	2,338	29,798
*Atkore, Inc.	6,493	613,783
*Atlas Air Worldwide Holdings, Inc., Class A	3,208	260,233
#*Avis Budget Group, Inc.	10,677	1,850,431
*Axon Enterprise, Inc.	8,160	1,468,474
*Azek Co., Inc. (The)	1,328	48,724
AZZ, Inc.	2,800	148,764
*Barnes Group, Inc.	6,294	263,970
*Barrett Business Services, Inc.	825	67,650
*Beacon Roofing Supply, Inc.	6,846	361,948
*BlueLinx Holdings, Inc.	87	4,144
*Boeing Co. (The)	75,601	15,651,675
Boise Cascade Co.	6,147	348,043
*Booz Allen Hamilton Holding Corp.	20,332	1,766,038
*Brady Corp., Class A	6,719	349,993
*BrightView Holdings, Inc.	1,305	20,697
*Brink’s Co. (The)	7,064	486,568
*Builders FirstSource, Inc.	26,283	1,531,510
#BWX Technologies, Inc.	13,126	744,769
*CACI International, Inc., Class A	3,815	1,097,347
CAI International, Inc.	1,400	78,302
*Carlisle Cos., Inc.	8,390	1,870,299
#Carrier Global Corp.	116,549	6,087,354
*Casella Waste Systems, Inc.	7,934	688,036
Caterpillar, Inc.	76,474	15,601,461
*CBIZ, Inc.	5,697	209,137
*CECO Environmental Corp.	1,246	8,572
CH Robinson Worldwide, Inc.	18,446	1,789,078
*Chart Industries, Inc.	3,869	686,825
*Cimpress PLC	3,502	312,799
*Cintas Corp.	12,070	5,227,517
*CIRCOR International, Inc.	1,580	45,093
*Clarivate PLC	1,989	46,642
*Clean Harbors, Inc.	7,346	826,719
*Colfax Corp.	8,105	418,380
*Columbus McKinnon Corp.	2,320	109,666
*Comfort Systems USA, Inc.	4,932	451,130
*Commercial Vehicle Group, Inc.	1,374	13,795
*Construction Partners, Inc., Class A	713	25,390
#*Copa Holdings SA, Class A	3,579	264,703
*Copart, Inc.	29,664	4,606,523
*Cornerstone Building Brands, Inc.	729	10,432
Costamare, Inc.	165	2,213
*CoStar Group, Inc.	53,110	4,570,116
Covanta Holding Corp.	6,730	135,811
*Covenant Logistics Group, Inc.	779	22,124
*CPI Aerostructures, Inc.	541	1,623
CRA International, Inc.	1,072	117,727
*Crane Co.	5,866	605,840
CSW Industrials, Inc.	1,519	210,564
#*CSX Corp.	318,280	11,512,188

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Cummins, Inc.	19,730	$4,732,043
*Curtiss-Wright Corp.	5,745	733,522
Deere & Co.	41,902	14,343,474
*Delta Air Lines, Inc.	84,499	3,306,446
*Deluxe Corp.	5,176	184,628
*Donaldson Co., Inc.	17,602	1,056,296
Douglas Dynamics, Inc.	3,141	132,864
*Dover Corp.	20,136	3,404,595
*Ducommun, Inc.	1,100	53,229
*Dxp Enterprises, Inc.	1,275	42,024
*Dycom Industries, Inc.	3,886	308,626
*Eastern Co. (The)	600	14,418
Eaton Corp PLC	54,973	9,057,351
*Echo Global Logistics, Inc.	2,925	141,073
EMCOR Group, Inc.	8,359	1,015,535
*Emerson Electric Co.	84,343	8,182,114
*Encore Wire Corp.	3,195	428,322
*Energy Recovery, Inc.	3,111	63,216
Enerpac Tool Group Corp.	6,875	143,619
EnerSys	5,842	467,594
#Ennis, Inc.	2,716	51,441
EnPro Industries, Inc.	3,009	269,787
*Equifax, Inc.	17,670	4,902,188
*ESCO Technologies, Inc.	4,368	369,358
*Evoqua Water Technologies Corp.	9,072	379,482
Expeditors International of Washington, Inc.	23,742	2,926,439
Exponent, Inc.	7,408	850,438
Fastenal Co.	80,430	4,590,944
*Federal Signal Corp.	8,821	377,627
FedEx Corp.	34,691	8,170,771
Flowserve Corp.	14,300	480,766
*Fluor Corp.	15,628	303,808
*Forrester Research, Inc.	1,137	60,545
Fortive Corp.	41,801	3,164,754
Fortune Brands Home & Security, Inc.	19,602	1,987,643
*Forward Air Corp.	4,083	410,586
*Franklin Covey Co.	1,500	63,375
*Franklin Electric Co., Inc.	5,400	466,452
*FTI Consulting, Inc.	5,764	829,555
#*Fuelcell Energy, Inc.	510	4,075
*GATX Corp.	4,700	445,795
Genco Shipping & Trading, Ltd.	519	8,911
*Gencor Industries, Inc.	600	6,696
*Generac Holdings, Inc.	8,724	4,349,437
General Dynamics Corp.	31,796	6,446,639
General Electric Co.	127,434	13,364,004
*Gibraltar Industries, Inc.	4,240	276,278
Global Industrial Co.	373	15,136
#*GMS, Inc.	4,411	218,477
*Gorman-Rupp Co. (The)	2,441	103,791
Graco, Inc.	24,692	1,856,345
*GrafTech International, Ltd.	14,670	156,969
*Graham Corp.	1,500	19,065
Granite Construction, Inc.	5,361	199,000
*Great Lakes Dredge & Dock Corp.	6,665	101,441
*Greenbrier Cos., Inc. (The)	3,749	153,784
*Griffon Corp.	5,073	134,384

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*GXO Logistics, Inc.	13,017	$1,155,910
*H&E Equipment Services, Inc.	3,851	173,603
*Harsco Corp.	2,475	42,323
*Hawaiian Holdings, Inc.	5,254	101,665
#*Healthcare Services Group, Inc.	8,532	163,729
Heartland Express, Inc.	5,162	84,295
HEICO Corp.	6,163	859,061
HEICO Corp., Class A	11,031	1,386,376
*Heidrick & Struggles International, Inc.	1,861	87,244
Helios Technologies, Inc.	3,497	318,402
Herc Holdings, Inc.	1,683	306,373
*Heritage-Crystal Clean, Inc.	192	6,657
*Herman Miller, Inc.	9,680	376,746
*Hexcel Corp.	10,956	621,643
Hillenbrand, Inc.	843	38,323
*HNI Corp.	5,067	189,506
#Honeywell International, Inc.	97,977	21,419,732
*Howmet Aerospace, Inc.	50,912	1,511,577
*Hub Group, Inc., Class A	4,334	340,522
*Hubbell, Inc.	7,530	1,501,256
*Hudson Global, Inc.	314	5,244
*Huntington Ingalls Industries, Inc.	5,833	1,182,524
*Hurco Cos., Inc.	883	28,653
*Huron Consulting Group, Inc., Class A	2,384	119,581
*Hyster-Yale Materials Handling, Inc.	1,066	51,211
*IAA, Inc.	20,090	1,198,369
ICF International, Inc.	2,077	208,718
IDEX Corp.	10,819	2,407,985
*IES Holdings, Inc., Class A	858	42,771
*Illinois Tool Works, Inc.	44,645	10,173,256
*Ingersoll Rand, Inc.	44,706	2,403,395
Innovative Solutions and Support, Inc.	1,906	12,885
Insperity, Inc.	5,673	709,125
Insteel Industries, Inc.	2,000	81,340
*Interface, Inc.	6,700	96,212
ITT, Inc.	12,990	1,221,969
Jacobs Engineering Group, Inc.	19,073	2,678,231
*JB Hunt Transport Services, Inc.	12,053	2,376,731
*JELD-WEN Holding, Inc.	8,372	229,477
*JetBlue Airways Corp.	27,280	382,738
John Bean Technologies Corp., Class A	4,192	619,368
Johnson Controls International PLC	103,442	7,589,540
Kadant, Inc.	1,315	292,088
*Kaman Corp.	3,743	133,962
*Kansas City Southern	13,029	4,042,247
*KAR Auction Services, Inc.	16,984	249,155
#KBR, Inc.	19,625	832,885
*Kelly Services, Inc., Class A	2,829	51,007
*Kennametal, Inc.	9,699	385,535
*Kforce, Inc.	3,285	212,737
*Kimball International, Inc., Class B	4,201	45,665
*Kirby Corp.	6,589	345,329
*Knight-Swift Transportation Holdings, Inc.	16,523	936,689
Korn Ferry	6,571	507,347
*Kratos Defense & Security Solutions, Inc.	12,152	259,931
*L B Foster Co., Class A	581	9,255

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*L3Harris Technologies, Inc.	30,233	$6,969,916
*Landstar System, Inc.	5,264	925,464
*Lawson Products, Inc.	649	32,904
*Leidos Holdings, Inc.	18,906	1,890,222
Lennox International, Inc.	4,771	1,427,865
*Lincoln Electric Holdings, Inc.	8,460	1,204,704
*Lindsay Corp.	1,349	196,509
Lockheed Martin Corp.	34,895	11,596,306
#LSI Industries, Inc.	2,400	17,856
Luxfer Holdings PLC	345	6,938
*Lyft, Inc., Class A	29,904	1,371,696
Macquarie Infrastructure Holdings LLC	8,465	31,236
*Manitowoc Co., Inc. (The)	2,711	58,097
ManpowerGroup, Inc.	8,089	781,802
*ManTech International Corp., Class A	4,027	347,208
Marten Transport, Ltd.	8,380	139,359
*Masco Corp.	36,812	2,413,027
*Masonite International Corp.	1,341	160,933
*MasTec, Inc.	8,146	726,053
*Matrix Service Co.	3,023	30,925
Matson, Inc.	5,571	463,953
*Matthews International Corp., Class A	3,280	112,734
Maxar Technologies, Inc.	1,605	42,613
McGrath RentCorp.	2,804	202,281
#*Mercury Systems, Inc.	6,361	327,846
*Meritor, Inc.	9,605	233,786
*Middleby Corp. (The)	7,157	1,305,723
*Miller Industries, Inc.	1,421	51,355
*Mistras Group, Inc.	1,002	9,840
*Moog, Inc., Class A	3,947	298,117
*MRC Global, Inc.	9,392	77,954
*MSA Safety, Inc.	5,248	803,101
*MSC Industrial Direct Co., Inc.	5,873	493,743
*Mueller Industries, Inc.	5,863	308,628
*Mueller Water Products, Inc., Class A	20,756	340,606
*MYR Group, Inc.	2,505	255,886
National Presto Industries, Inc.	737	61,282
Nielsen Holdings PLC	38,855	786,814
Nordson Corp.	7,405	1,882,425
*Norfolk Southern Corp.	35,777	10,484,450
Northrop Grumman Corp.	22,256	7,950,288
*NOW, Inc.	15,137	109,289
*NV5 Global, Inc.	1,435	149,427
nVent Electric PLC	22,165	785,749
Old Dominion Freight Line, Inc.	13,267	4,528,690
Omega Flex, Inc.	302	43,718
Oshkosh Corp.	9,200	984,400
Otis Worldwide Corp.	54,456	4,373,361
Owens Corning	14,078	1,315,026
*PACCAR, Inc.	45,399	4,068,658
*PAM Transportation Services, Inc.	470	29,055
Park Aerospace Corp.	2,087	27,319
*Parker-Hannifin Corp.	18,160	5,386,074
*Park-Ohio Holdings Corp.	500	11,660
Pentair PLC	23,133	1,711,148
*Perma-Pipe International Holdings, Inc.	996	8,516
*PGT Innovations, Inc.	7,509	160,317

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Pitney Bowes, Inc.	17,174	$119,188
#*Plug Power, Inc.	32,261	1,234,628
*Powell Industries, Inc.	700	18,102
Primoris Services Corp.	4,523	121,895
*Proto Labs, Inc.	4,108	245,699
Quanex Building Products Corp.	3,800	78,736
Quanta Services, Inc.	19,527	2,368,235
*Raven Industries, Inc.	3,878	224,226
Raytheon Technologies Corp.	196,864	17,493,335
*RBC Bearings, Inc.	3,946	923,088
*Regal Rexnord Corp.	8,756	1,333,801
Republic Services, Inc.	31,446	4,232,632
*Resideo Technologies, Inc.	14,997	369,826
Resources Connection, Inc.	3,527	61,405
REV Group, Inc.	228	3,445
*Robert Half International, Inc.	16,136	1,824,498
*Rockwell Automation, Inc.	16,257	5,192,486
Rollins, Inc.	32,774	1,154,628
*Roper Technologies, Inc.	14,327	6,989,713
*Rush Enterprises, Inc., Class A	4,472	232,902
*Ryder System, Inc.	6,287	534,081
*Saia, Inc.	4,195	1,311,525
Schneider National, Inc., Class B	5,924	147,745
Science Applications International Corp.	8,142	730,989
*Sensata Technologies Holding PLC	16,771	924,082
*Shyft Group, Inc. (The)	3,375	139,084
*Sifco Industries, Inc.	100	767
*Simpson Manufacturing Co., Inc.	6,128	650,120
*SiteOne Landscape Supply, Inc.	4,944	1,161,642
*SkyWest, Inc.	5,801	249,617
*Snap-on, Inc.	6,917	1,405,742
*Southwest Airlines Co.	70,066	3,312,720
*SP Plus Corp.	2,343	75,562
*Spirit AeroSystems Holdings, Inc., Class A	11,641	480,657
*Spirit Airlines, Inc.	8,997	196,584
*SPX Corp.	7,508	436,140
SPX FLOW, Inc.	5,735	428,462
*Standex International Corp.	1,817	202,178
*Stanley Black & Decker, Inc.	20,758	3,730,835
Steelcase, Inc., Class A	8,272	98,437
*Stericycle, Inc.	10,421	697,373
*Sterling Construction Co., Inc.	825	19,833
*Sunrun, Inc.	12,592	726,307
*Team, Inc.	2,701	6,536
Tecnoglass, Inc.	116	3,350
*Tennant Co.	2,054	163,211
*Terex Corp.	7,557	338,554
Tetra Tech, Inc.	8,557	1,503,123
*Textainer Group Holdings, Ltd.	2,755	108,244
*Textron, Inc.	31,652	2,337,500
*Thermon Group Holdings, Inc.	2,619	45,256
*Timken Co. (The)	8,547	606,410
*Titan Machinery, Inc.	1,496	42,516
Toro Co. (The)	14,867	1,419,352
*TPI Composites, Inc.	2,852	95,913
Trane Technologies PLC	33,838	6,122,309

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*TransDigm Group, Inc.	6,799	$4,241,352
TransUnion	26,980	3,110,524
*Trex Co., Inc.	18,994	2,020,962
*TriMas Corp.	6,793	226,547
*TriNet Group, Inc.	5,779	585,124
Trinity Industries, Inc.	13,710	384,566
Triton International, Ltd.	6,236	387,817
*TrueBlue, Inc.	4,498	125,269
*Tutor Perini Corp.	1,842	25,088
*Twin Disc, Inc.	668	9,071
*Uber Technologies, Inc.	79,115	3,466,819
UFP Industries, Inc.	8,439	690,563
*UniFirst Corp.	1,640	324,654
Union Pacific Corp.	95,269	22,997,937
*United Airlines Holdings, Inc.	31,421	1,449,765
United Parcel Service, Inc., Class B	99,531	21,246,883
*United Rentals, Inc.	7,594	2,878,961
#*Univar Solutions, Inc.	13,111	335,379
Universal Logistics Holdings, Inc.	741	15,620
*Upwork, Inc.	208	9,801
*US Ecology, Inc.	3,770	121,356
*USA Truck, Inc.	951	18,326
*Valmont Industries, Inc.	2,900	692,984
*Vectrus, Inc.	1,092	52,886
Verisk Analytics, Inc.	22,027	4,631,617
*Veritiv Corp.	916	98,259
*Viad Corp.	2,806	124,502
*Vicor Corp.	1,314	199,189
*Virco MFG. Corp.	1,620	5,378
#*Virgin Galactic Holdings, Inc.	12,273	230,119
*VSE Corp.	152	8,444
*Wabash National Corp.	6,947	107,887
Waste Management, Inc.	59,454	9,526,314
Watsco, Inc.	4,386	1,270,098
*Watts Water Technologies, Inc., Class A	3,354	637,327
*Welbilt, Inc.	15,430	365,074
*Werner Enterprises, Inc.	8,190	371,171
*WESCO International, Inc.	3,699	479,242
*Westinghouse Air Brake Technologies Corp.	21,826	1,980,273
*Willdan Group, Inc.	20	669
*Willis Lease Finance Corp.	400	16,204
*WillScot Mobile Mini Holdings Corp.	23,851	828,822
*Woodward, Inc.	6,731	760,266
*WW Grainger, Inc.	6,480	3,000,953
*XPO Logistics, Inc.	13,210	1,133,418
Xylem, Inc.	24,466	3,195,015
Zurn Water Solutions Corp.	15,186	550,948

TOTAL INDUSTRIALS		546,937,832

INFORMATION TECHNOLOGY (28.8%)
*3D Systems Corp.	15,000	422,400
*A10 Networks, Inc.	1,449	27,082
Accenture PLC, Class A	88,303	31,682,233
*ACI Worldwide, Inc.	15,500	475,540
*ACM Research, Inc., Class A	885	93,960
*ADDvantage Technologies Group, Inc.	400	892
*Adobe, Inc.	67,867	44,137,982

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
ADTRAN, Inc.	5,562	$102,786
#*Advanced Energy Industries, Inc.	5,308	487,381
*Advanced Micro Devices, Inc.	185,005	22,243,151
*Agilysys, Inc.	2,004	95,631
*Akamai Technologies, Inc.	22,279	2,349,543
*Alarm.com Holdings, Inc.	5,216	439,500
*Alithya Group, Inc., Class A	1,191	3,287
*Alliance Data Systems Corp.	4,714	401,869
*Alpha & Omega Semiconductor, Ltd.	1,918	66,459
*Altair Engineering, Inc., Class A	4,005	311,549
#*Alteryx, Inc., Class A	6,164	451,143
*Ambarella, Inc.	4,616	857,791
Amdocs, Ltd.	17,959	1,397,929
*American Software, Inc., Class A	2,676	77,417
*Amkor Technology, Inc.	20,862	457,295
*Amphenol Corp., Class A	84,452	6,483,380
Analog Devices, Inc.	75,255	13,055,990
*Anaplan, Inc.	13,533	882,487
*ANSYS, Inc.	12,027	4,565,209
#*Appfolio, Inc., Class A	2,372	312,369
#*Appian Corp.	2,000	198,820
*Apple, Inc.	2,426,513	363,491,647
*Applied Materials, Inc.	128,085	17,502,815
*Arista Networks, Inc.	7,386	3,025,970
*Arlo Technologies, Inc.	7,824	53,986
*Arrow Electronics, Inc.	10,995	1,272,671
*Asana, Inc., Class A	513	69,665
*Aspen Technology, Inc.	9,467	1,483,384
*Atlassian Corp. PLC, Class A	17,008	7,791,875
*Autodesk, Inc.	30,615	9,723,630
*Automatic Data Processing, Inc.	60,561	13,595,339
*Avalara, Inc.	10,300	1,850,292
*Avaya Holdings Corp.	10,977	204,392
*Avid Technology, Inc.	3,837	109,892
*Avnet, Inc.	13,904	529,881
*Aware, Inc.	1,934	6,808
*Axcelis Technologies, Inc.	6,765	371,601
*AXT, Inc.	3,074	25,115
*Badger Meter, Inc.	4,796	490,391
*Bel Fuse, Inc., Class B	1,175	16,356
*Belden, Inc.	5,268	317,186
Benchmark Electronics, Inc.	4,988	116,270
*Bill.com Holdings, Inc.	1,958	576,259
*Black Knight, Inc.	22,750	1,595,002
*Blackbaud, Inc.	6,126	435,007
*Blackline, Inc.	1,512	191,827
*BM Technologies, Inc.	453	4,050
*Bottomline Technologies DE, Inc.	5,152	238,538
*Box, Inc., Class A	15,678	404,963
Broadcom, Inc.	56,543	30,062,217
Broadridge Financial Solutions, Inc.	16,505	2,944,657
*Brooks Automation, Inc.	8,820	1,027,089
*Cadence Design Systems, Inc.	40,601	7,028,439
*CalAmp Corp.	2,813	27,061
*Calix, Inc.	7,769	486,262
*Cantaloupe, Inc.	465	5,813

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Cass Information Systems, Inc.	1,475	$60,460
CDK Global, Inc.	16,908	735,836
CDW Corp.	19,923	3,718,628
*Cerence, Inc.	5,094	535,532
*Ceridian HCM Holding, Inc.	12,123	1,518,406
*CEVA, Inc.	3,028	138,107
*ChannelAdvisor Corp.	32	816
*Ciena Corp.	22,298	1,210,558
*Cirrus Logic, Inc.	8,158	659,248
Cisco Systems, Inc.	590,015	33,023,140
Citrix Systems, Inc.	16,869	1,598,000
*Clearfield, Inc.	574	32,425
*Cloudflare, Inc., Class A	10,702	2,083,893
CMC Materials, Inc.	4,297	551,606
*Cognex Corp.	24,288	2,127,386
Cognizant Technology Solutions Corp., Class A	70,215	5,483,089
*Cognyte Software, Ltd.	8,843	176,064
*Coherent, Inc.	3,248	826,291
*Cohu, Inc.	4,733	151,645
*CommScope Holding Co., Inc.	21,726	232,685
#Communications Systems, Inc.	901	3,424
*CommVault Systems, Inc.	5,082	312,543
Comtech Telecommunications Corp.	3,063	66,069
Concentrix Corp.	4,934	876,673
*Conduent, Inc.	19,121	129,067
*Consensus Cloud Solutions, Inc.	2,093	132,550
*Corning, Inc.	109,699	3,901,993
*Coupa Software, Inc.	9,494	2,161,784
*Crowdstrike Holdings, Inc., Class A	24,075	6,784,335
*CSG Systems International, Inc.	4,892	244,845
*CTS Corp.	5,562	198,118
*Cyberoptics Corp.	1,199	50,070
*Daktronics, Inc.	4,150	23,033
*Datadog, Inc., Class A	3,459	577,826
*Dell Technologies, Inc.	24,278	2,670,337
*Digi International, Inc.	2,272	48,962
*Digital Turbine, Inc.	8,470	728,928
*Diodes, Inc.	6,555	629,870
*DocuSign, Inc.	15,836	4,407,000
Dolby Laboratories, Inc., Class A	8,303	733,570
*Dropbox, Inc., Class A	29,858	910,370
*DSP Group, Inc.	2,560	56,243
*DXC Technology Co.	29,773	969,707
*Dynatrace, Inc.	6,282	471,150
#Ebix, Inc.	2,616	85,831
*EchoStar Corp., Class A	5,475	128,444
*Elastic NV	3,493	606,070
*EMCORE Corp.	827	6,186
*Enphase Energy, Inc.	13,966	3,234,945
Entegris, Inc.	20,305	2,858,538
*Envestnet, Inc.	7,035	587,423
*EPAM Systems, Inc.	7,836	5,275,509
*ePlus, Inc.	1,399	154,687
*Euronet Worldwide, Inc.	7,097	796,212
*Everbridge, Inc.	177	28,198
EVERTEC, Inc.	10,799	488,223
*Evo Payments, Inc., Class A	5,258	113,993

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*ExlService Holdings, Inc.	4,216	$517,008
*Extreme Networks, Inc.	10,656	104,748
*F5 Networks, Inc.	8,774	1,852,630
*Fabrinet	5,460	524,160
*Fair Isaac Corp.	4,247	1,691,155
*FARO Technologies, Inc.	2,100	154,497
Fidelity National Information Services, Inc.	87,244	9,661,401
#*First Solar, Inc.	11,224	1,342,278
*Fiserv, Inc.	79,338	7,814,000
*Five9, Inc.	4,812	760,344
*FleetCor Technologies, Inc.	12,055	2,982,528
*Flex, Ltd.	68,096	1,150,822
*FormFactor, Inc.	12,880	512,366
*Fortinet, Inc.	19,751	6,643,051
*Frequency Electronics, Inc.	798	7,972
#*fuboTV, Inc.	77	2,295
*Gartner, Inc.	11,669	3,873,058
Genpact, Ltd.	23,128	1,141,367
Global Payments, Inc.	42,127	6,023,740
*Globant SA	4,990	1,592,758
*GoDaddy, Inc., Class A	23,055	1,594,714
*GreenSky, Inc., Class A	28	343
*Grid Dynamics Holdings, Inc.	2,525	72,594
*GSI Technology, Inc.	2,032	10,546
*Guidewire Software, Inc.	11,821	1,486,254
*Hackett Group, Inc. (The)	5,500	116,270
*Harmonic, Inc.	10,205	92,559
Hewlett Packard Enterprise Co.	182,922	2,679,807
HP, Inc., Class A	203,672	6,177,372
*HubSpot, Inc.	6,213	5,033,959
*I3 Verticals, Inc., Class A	89	1,993
*Ichor Holdings, Ltd.	2,073	90,632
*II-VI, Inc.	5,848	353,862
*Impinj, Inc.	2,300	160,356
*Infinera Corp.	23,036	174,843
*Insight Enterprises, Inc.	4,131	391,206
Intel Corp.	594,424	29,126,776
InterDigital, Inc.	4,500	301,275
International Business Machines Corp.	105,655	13,217,440
*International Money Express, Inc.	173	2,896
*Intevac, Inc.	2,384	11,133
Intuit, Inc.	36,171	22,642,684
*IPG Photonics Corp.	4,920	782,329
*Iteris, Inc.	600	3,216
*Itron, Inc.	5,497	427,502
*Jabil, Inc.	21,595	1,294,836
Jack Henry & Associates, Inc.	11,317	1,884,054
#*Jamf Holding Corp.	8	381
Juniper Networks, Inc.	42,637	1,258,644
*Key Tronic Corp.	749	4,831
*Keysight Technologies, Inc.	26,303	4,735,066
*Kimball Electronics, Inc., Class B	1,875	53,906
*KLA Corp.	22,352	8,331,932
#*Knowles Corp.	11,998	250,038
#*Kopin Corp.	33	173
*Kulicke & Soffa Industries, Inc.	8,562	488,034

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*KVH Industries, Inc.	2,000	$20,520
*Lam Research Corp.	19,722	11,114,728
*Lattice Semiconductor Corp.	18,314	1,271,724
#*Limelight Networks, Inc.	14,044	41,851
*Littelfuse, Inc.	3,069	903,974
*LiveRamp Holdings, Inc.	9,833	526,164
*Lumentum Holdings, Inc.	9,298	767,829
*MACOM Technology Solutions Holdings, Inc.	3,344	233,478
*MagnaChip Semiconductor Corp.	2,100	39,816
*Mandiant, Inc.	24,038	419,223
*Manhattan Associates, Inc.	10,041	1,822,843
Marvell Technology, Inc.	108,882	7,458,417
Mastercard, Inc., Class A	124,413	41,743,050
*Maximus, Inc.	8,666	732,884
*MaxLinear, Inc.	8,910	561,330
Methode Electronics, Inc.	5,669	238,495
*Microchip Technology, Inc.	69,178	5,125,398
Micron Technology, Inc.	157,345	10,872,539
Microsoft Corp.	1,007,984	334,267,654
#*MicroStrategy, Inc.	455	325,352
*Mimecast, Ltd.	5,953	449,094
*Mitek Systems, Inc.	5,049	95,073
MKS Instruments, Inc.	7,486	1,123,274
*Model N, Inc.	3,298	106,888
*Momentive Global, Inc.	4,064	93,147
*MoneyGram International, Inc.	106	633
*MongoDB, Inc.	6,764	3,526,006
Monolithic Power Systems, Inc.	6,067	3,187,966
Motorola Solutions, Inc.	23,720	5,896,555
*N-Able, Inc.	1,250	16,625
*Napco Security Technologies, Inc.	133	6,379
*National Instruments Corp.	15,500	658,285
*NCR Corp.	16,829	665,419
*NeoPhotonics Corp.	86	870
#NetApp, Inc.	33,410	2,983,513
*NETGEAR, Inc.	3,951	113,907
*NetScout Systems, Inc.	5,288	143,093
*nLight, Inc.	1,180	33,182
NortonLifeLock, Inc.	78,669	2,002,126
*Novanta, Inc.	4,569	788,427
*Nuance Communications, Inc.	40,739	2,242,682
*Nutanix, Inc., Class A	22,151	760,001
NVIDIA Corp.	337,735	86,348,707
Nxp Semiconductors NV	36,718	7,375,177
*Okta, Inc.	16,250	4,016,675
*ON Semiconductor Corp.	52,647	2,530,741
*OneSpan, Inc.	841	17,173
*Onto Innovation, Inc.	11,371	900,697
*Optical Cable Corp.	668	2,578
Oracle Corp.	298,001	28,590,216
*OSI Systems, Inc.	2,134	198,697
*Palantir Technologies, Inc., Class A	7,284	188,510
*Palo Alto Networks, Inc.	13,497	6,871,188
*Par Technology Corp.	1,836	115,338
Paychex, Inc.	44,961	5,542,792
*Paycom Software, Inc.	7,264	3,979,582
*Paylocity Holding Corp.	4,838	1,476,267

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*PayPal Holdings, Inc.	161,088	$37,467,458
PC Connection, Inc.	1,900	87,495
*PDF Solutions, Inc.	3,109	73,155
Pegasystems, Inc.	4,961	588,970
#*Perficient, Inc.	2,748	339,653
#*Photronics, Inc.	5,488	71,289
*Ping Identity Holding Corp.	513	14,533
*Plantronics, Inc.	1,023	27,375
*Plexus Corp.	3,889	339,587
*Power Integrations, Inc.	8,727	900,714
*Progress Software Corp.	6,745	346,760
*PTC, Inc.	14,896	1,897,006
#*Pure Storage, Inc., Class A	32,597	875,555
*Q2 Holdings, Inc.	2,469	193,718
Qad, Inc.	184	16,083
QAD, Inc., Class A	739	64,766
*Qorvo, Inc.	16,040	2,698,409
*QUALCOMM, Inc.	158,188	21,045,332
*Qualys, Inc.	4,949	616,052
*Rambus, Inc.	13,895	323,337
#*Ribbon Communications, Inc.	7,000	38,290
*RingCentral, Inc., Class A	10,820	2,637,700
*Rogers Corp.	2,468	496,364
#*Sailpoint Technologies Holdings, Inc.	5,842	280,299
*salesforce.com, Inc.	122,379	36,675,763
*Sanmina Corp.	8,125	306,719
Sapiens International Corp. NV	654	22,844
*ScanSource, Inc.	2,184	78,144
Seagate Technology Holdings PLC	34,183	3,044,680
*Semtech Corp.	9,964	847,239
*ServiceNow, Inc.	26,453	18,457,845
*Silicon Laboratories, Inc.	5,979	1,128,596
*SiTime Corp.	15	3,973
Skyworks Solutions, Inc.	23,586	3,941,928
*SMART Global Holdings, Inc.	522	27,906
*Smartsheet, Inc., Class A	6,706	462,781
*SolarEdge Technologies, Inc.	6,401	2,270,307
#SolarWinds Corp.	1,267	20,399
*Splunk, Inc.	22,071	3,637,742
*Sprout Social, Inc., Class A	72	9,193
*SPS Commerce, Inc.	5,239	800,152
*Square, Inc., Class A	49,548	12,609,966
SS&C Technologies Holdings, Inc.	30,807	2,448,232
#*Stratasys, Ltd.	585	18,451
*Super Micro Computer, Inc.	3,048	107,869
Switch, Inc., Class A	692	17,494
*Synaptics, Inc.	4,704	915,257
SYNNEX Corp.	5,136	539,280
*Synopsys, Inc.	21,065	7,018,437
TE Connectivity, Ltd.	46,560	6,797,760
*Teledyne Technologies, Inc.	6,158	2,766,297
*Teradata Corp.	14,630	827,473
*Teradyne, Inc.	24,286	3,357,297
Texas Instruments, Inc.	128,211	24,036,998
*Trade Desk, Inc. (The), Class A	54,190	4,059,373
*TransAct Technologies, Inc.	600	8,472

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Trimble, Inc.	34,036	$2,973,725
TTEC Holdings, Inc.	2,404	226,914
*TTM Technologies, Inc.	11,007	145,733
#*Tucows, Inc., Class A	92	7,572
*Turtle Beach Corp.	102	2,934
*Twilio, Inc., Class A	12,431	3,621,896
*Tyler Technologies, Inc.	5,622	3,053,983
Ubiquiti, Inc.	940	287,198
*Ultra Clean Holdings, Inc.	5,256	260,540
*Unisys Corp.	8,652	221,232
Universal Display Corp.	5,597	1,025,370
*Upland Software, Inc.	2,329	77,719
#*Varonis Systems, Inc.	480	31,075
*Veeco Instruments, Inc.	5,634	136,850
*Verint Systems, Inc.	8,873	413,482
*VeriSign, Inc.	14,870	3,311,103
*Verra Mobility Corp.	4,295	63,910
#*Viasat, Inc.	5,606	334,622
#*Viavi Solutions, Inc.	31,614	486,856
Visa, Inc., Class A	234,741	49,711,102
#*Vishay Intertechnology, Inc.	17,135	329,335
*Vishay Precision Group, Inc.	1,973	67,260
#*VMware, Inc., Class A	10,797	1,637,905
*Vonage Holdings Corp.	25,192	406,095
*Vontier Corp.	17,153	580,286
*Wayside Technology Group, Inc.	152	4,042
*Western Digital Corp.	35,421	1,852,164
Western Union Co. (The)	58,654	1,068,676
*WEX, Inc.	5,640	844,308
#*Wolfspeed, Inc.	15,466	1,857,621
*Workday, Inc., Class A	23,737	6,883,255
*Workiva, Inc.	194	29,013
Xerox Holdings Corp.	19,613	349,111
*Xilinx, Inc.	33,769	6,078,420
Xperi Holding Corp.	12,766	228,767
*Yext, Inc.	51	642
*Zebra Technologies Corp.	7,424	3,964,045
*Zendesk, Inc.	15,650	1,593,170
#*Ziff Davis, Inc.	6,296	807,588
*Zix Corp.	49	415
*Zoom Video Communications, Inc., Class A	31,929	8,769,300
*Zscaler, Inc.	9,329	2,974,645

TOTAL INFORMATION TECHNOLOGY		1,754,039,998

MATERIALS (2.7%)
*AdvanSix, Inc.	3,590	174,474
*Air Products and Chemicals, Inc.	31,068	9,314,497
*Albemarle Corp.	15,314	3,835,698
Alcoa Corp.	21,826	1,002,905
*Allegheny Technologies, Inc.	14,686	236,445
*Alpha Metallurgical Resources, Inc.	109	6,735
Amcor PLC	107,977	1,303,282
American Vanguard Corp.	2,950	45,961
AptarGroup, Inc.	8,000	966,240
*Arconic Corp.	14,750	433,945
*Ashland Global Holdings, Inc.	7,879	756,463
*Avery Dennison Corp.	11,753	2,558,863

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (Continued)
Avient Corp.	3,599	$193,914
*Axalta Coating Systems, Ltd.	17,368	541,708
Balchem Corp.	4,444	680,332
*Ball Corp.	45,362	4,149,716
*Berry Global Group, Inc.	17,048	1,117,326
#*Cabot Corp.	7,834	417,944
#Carpenter Technology Corp.	5,725	176,788
Celanese Corp.	17,337	2,800,099
#*Century Aluminum Co.	6,132	81,004
*CF Industries Holdings, Inc.	28,552	1,621,754
Chase Corp.	1,300	124,800
#*Chemours Co. (The)	19,620	549,752
#*Clearwater Paper Corp.	2,101	87,885
#*Cleveland-Cliffs, Inc.	4,702	113,365
*Coeur Mining, Inc.	34,390	217,689
#Commercial Metals Co.	14,172	456,055
Compass Minerals International, Inc.	3,942	258,595
*Core Molding Technologies, Inc.	389	4,279
Corteva, Inc.	93,917	4,052,519
*Crown Holdings, Inc.	19,629	2,041,220
*Domtar Corp.	6,303	344,081
*Dow, Inc.	96,759	5,415,601
DuPont de Nemours, Inc.	43,422	3,022,171
Eagle Materials, Inc.	4,819	714,947
Eastman Chemical Co.	19,032	1,979,899
Ecolab, Inc.	35,124	7,805,255
Ecovyst, Inc.	187	2,184
Element Solutions, Inc.	23,743	539,204
*Ferro Corp.	9,200	193,384
*Ferroglobe PLC	459	3,043
FMC Corp.	18,390	1,673,674
Freeport-McMoRan, Inc.	188,777	7,120,668
Friedman Industries, Inc.	599	8,242
FutureFuel Corp.	1,256	8,867
*GCP Applied Technologies, Inc.	5,424	122,637
Glatfelter Corp.	4,200	69,006
*Graphic Packaging Holding Co.	37,326	743,907
Greif, Inc., Class A	3,459	223,728
*Hawkins, Inc.	1,776	65,126
*Haynes International, Inc.	1,733	69,545
HB Fuller Co.	6,500	458,315
*Hecla Mining Co.	49,363	285,318
*Huntsman Corp.	27,004	879,790
*Ingevity Corp.	5,163	402,249
Innospec, Inc.	3,971	359,812
International Flavors & Fragrances, Inc.	43,153	6,362,910
*International Paper Co.	48,566	2,412,273
*Intrepid Potash, Inc.	16	779
Kaiser Aluminum Corp.	1,800	174,852
*Koppers Holdings, Inc.	1,900	66,671
*Kraton Corp.	3,620	165,253
Kronos Worldwide, Inc.	2,426	31,611
Linde PLC	73,618	23,498,866
#*Livent Corp.	17,181	484,848
*Louisiana-Pacific Corp.	17,032	1,003,696
*LSB Industries, Inc.	111	991

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (Continued)
LyondellBasell Industries NV, Class A	34,700	$3,220,854
*Martin Marietta Materials, Inc.	8,526	3,349,354
*Materion Corp.	4,323	312,034
*Mercer International, Inc.	3,588	38,643
*Minerals Technologies, Inc.	4,297	304,829
Mosaic Co. (The)	40,601	1,687,784
*Myers Industries, Inc.	3,889	80,036
*Neenah, Inc.	1,500	75,810
*NewMarket Corp.	1,212	412,092
Newmont Corp.	107,245	5,791,230
*Northern Technologies International Corp.	600	9,150
Nucor Corp.	39,163	4,372,549
*O-I Glass, Inc.	17,572	229,315
*Olin Corp.	21,720	1,237,606
*Orion Engineered Carbons SA	873	16,412
Packaging Corp. of America	13,024	1,789,107
*PPG Industries, Inc.	33,109	5,316,312
#*Quaker Chemical Corp.	106	26,059
*Ranpak Holdings Corp.	332	11,441
*Rayonier Advanced Materials, Inc.	4,767	34,227
*Reliance Steel & Aluminum Co.	9,177	1,341,310
Resolute Forest Products, Inc.	1,023	12,030
*Royal Gold, Inc.	9,190	909,994
RPM International, Inc.	18,747	1,634,738
*Schnitzer Steel Industries, Inc.	1,864	100,283
*Schweitzer-Mauduit International, Inc.	3,186	111,000
*Scotts Miracle-Gro Co. (The)	5,929	880,219
Sealed Air Corp.	21,343	1,266,067
Sensient Technologies Corp.	5,521	527,808
*Sherwin-Williams Co. (The)	34,505	10,924,628
*Silgan Holdings, Inc.	11,347	456,149
*Sonoco Products Co.	11,964	693,314
Southern Copper Corp.	10,711	642,553
*Steel Dynamics, Inc.	24,681	1,630,920
*Stepan Co.	2,863	343,617
*Summit Materials, Inc., Class A	11,741	418,567
SunCoke Energy, Inc.	6,923	49,984
*Sylvamo Corp.	4,400	123,904
*Synalloy Corp.	737	8,328
*TimkenSteel Corp.	4,280	59,706
*Trecora Resources	613	4,769
*Tredegar Corp.	2,230	26,894
Trinseo PLC	3,678	206,189
Tronox Holdings PLC, Class A	10,897	254,118
*United States Lime & Minerals, Inc.	353	43,588
*United States Steel Corp.	21,712	572,980
*Universal Stainless & Alloy Products, Inc.	545	5,167
Valvoline, Inc.	20,788	705,960
Verso Corp., Class A	3,081	68,028
*Vulcan Materials Co.	17,916	3,406,190
Warrior Met Coal, Inc.	4,492	107,673
*Westlake Chemical Corp.	5,140	500,328
Westrock Co.	30,666	1,475,035
*Worthington Industries, Inc.	5,620	305,278

TOTAL MATERIALS		165,167,815

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
REAL ESTATE (0.1%)
*CBRE Group, Inc., Class A	43,762	$4,554,749
*Cushman & Wakefield PLC	914	16,808
#eXp World Holdings, Inc.	212	10,939
*Five Point Holdings LLC, Class A	358	2,635
*Forestar Group, Inc.	384	7,515
*Howard Hughes Corp. (The)	4,815	419,531
*Jones Lang LaSalle, Inc.	6,316	1,630,981
*Kennedy-Wilson Holdings, Inc.	14,870	332,642
*Marcus & Millichap, Inc.	2,977	140,217
Newmark Group, Inc., Class A	17,702	263,406
#*Rafael Holdings, Inc., Class B	922	6,970
Re/Max Holdings, Inc.	2,120	67,437
*Realogy Holdings Corp.	883	15,294
#*Redfin Corp.	7,272	373,344
RMR Group, Inc. (The), Class A	73	2,540
*St Joe Co. (The)	4,493	211,261
*Tejon Ranch Co.	1,978	36,019

TOTAL REAL ESTATE		8,092,288

UTILITIES (2.3%)
AES Corp. (The)	93,813	2,357,521
*ALLETE, Inc.	6,045	372,009
Alliant Energy Corp.	34,058	1,926,661
*Ameren Corp., Class A	34,847	2,937,254
*American Electric Power Co., Inc.	70,322	5,956,977
*American States Water Co.	6,335	575,471
*American Water Works Co., Inc.	25,969	4,523,280
*Artesian Resources Corp., Class A	471	18,944
#Atlantica Sustainable Infrastructure PLC	9,596	377,603
*Atmos Energy Corp.	17,117	1,576,818
#Avangrid, Inc.	10,625	559,937
Avista Corp.	8,322	331,299
*Black Hills Corp.	7,335	486,897
Brookfield Renewable Corp., Class A	2,053	85,015
*California Water Service Group	6,573	400,164
CenterPoint Energy, Inc.	63,377	1,650,337
*Chesapeake Utilities Corp.	2,334	305,917
Clearway Energy, Inc., Class A	4,523	149,214
Clearway Energy, Inc., Class C	10,697	379,530
CMS Energy Corp.	39,879	2,406,698
Consolidated Edison, Inc.	39,750	2,997,150
Consolidated Water Co., Ltd.	777	8,632
Dominion Energy, Inc.	98,163	7,453,517
*DTE Energy Co.	26,785	3,036,080
Duke Energy Corp.	97,488	9,944,751
Edison International	43,911	2,763,319
Entergy Corp.	26,024	2,680,992
Essential Utilities, Inc.	30,735	1,446,696
Evergy, Inc.	32,487	2,071,046
Eversource Energy	46,833	3,976,122
Exelon Corp.	117,336	6,241,102
*FirstEnergy Corp.	63,161	2,433,593
*Genie Energy, Ltd., Class B	1,407	6,965
*Hawaiian Electric Industries, Inc.	15,331	621,825
*IDACORP, Inc.	6,993	729,510
*MDU Resources Group, Inc.	26,237	806,263
MGE Energy, Inc.	4,689	355,848

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UTILITIES (Continued)
*Middlesex Water Co.	1,661	$182,909
National Fuel Gas Co.	10,273	589,978
*New Jersey Resources Corp.	11,183	422,829
NextEra Energy, Inc.	274,601	23,431,703
NiSource, Inc.	43,986	1,085,135
Northwest Natural Holding Co.	3,579	161,377
*NorthWestern Corp.	5,844	332,290
NRG Energy, Inc.	36,120	1,440,827
OGE Energy Corp.	24,908	848,616
ONE Gas, Inc.	6,150	413,895
#*Ormat Technologies, Inc.	5,302	383,494
*Otter Tail Corp.	5,036	312,282
*PG&E Corp.	36,705	425,778
*Pinnacle West Capital Corp.	13,915	897,378
PNM Resources, Inc.	10,338	514,316
*Portland General Electric Co.	10,650	525,152
#PPL Corp.	89,215	2,569,392
*Public Service Enterprise Group, Inc.	68,171	4,349,310
Rgc Resources, Inc.	300	6,636
*Sempra Energy	41,099	5,245,465
*SJW Group	3,581	236,060
South Jersey Industries, Inc.	12,334	280,722
*Southern Co. (The)	145,451	9,064,506
*Southwest Gas Holdings, Inc.	6,621	458,504
Spire, Inc.	5,900	370,284
*Sunnova Energy International, Inc.	4,469	199,139
*UGI Corp.	24,169	1,049,176
*Unitil Corp.	1,600	66,800
Vistra Corp.	49,637	972,389
WEC Energy Group, Inc.	44,893	4,043,064
Xcel Energy, Inc.	74,248	4,795,678
York Water Co. (The)	900	43,128

TOTAL UTILITIES		140,669,169

TOTAL COMMON STOCKS (Cost $1,775,998,700)		6,032,861,577

PREFERRED STOCK (0.0%)
INDUSTRIALS (0.0%)
WESCO International, Inc., Series A	3,095	97,183

TOTAL PREFERRED STOCK (Cost $77,363)		97,183

RIGHTS (0.0%)
COMMUNICATION SERVICES (0.0%)
*»Media General, Inc.	3,778	213

CONSUMER DISCRETIONARY (0.0%)
*»Zagg, Inc.	171	15

FINANCIALS (0.0%)
*»Newstar Financial, Inc.	3,834	390

Dimensional U.S. Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (0.0%)
*»Achillion Pharmaceuticals	1,800	$2,610

TOTAL RIGHTS (Cost $843)		3,228

TOTAL INVESTMENT SECURITIES (Cost $1,776,076,906)		6,032,961,988

SECURITIES LENDING COLLATERAL (0.9%)
@§The DFA Short Term Investment Fund	4,863,828	56,272,062

TOTAL INVESTMENTS (Cost $1,832,348,968) — 100.0%		$6,089,234,050

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMON STOCKS (98.8%)
COMMUNICATION SERVICES (9.2%)
Activision Blizzard, Inc.	9,321	$728,809
*Alphabet, Inc., Class A	7,874	23,314,284
*Alphabet, Inc., Class C	7,889	23,394,119
*Altice USA, Inc., Class A	12,449	202,919
*AMC Networks, Inc., Class A	519	20,651
#*Angi, Inc., Class A	418	5,238
*Anterix, Inc.	240	15,384
AT&T, Inc.	222,296	5,615,197
ATN International, Inc.	8	326
*Bandwidth, Inc., Class A	192	16,374
*Boston Omaha Corp., Class A	483	17,122
#Cable One, Inc.	23	39,358
*Cargurus, Inc.	2,890	96,931
*Cars.com, Inc.	2,575	33,526
*Charter Communications, Inc., Class A	4,140	2,794,045
#*Cinemark Holdings, Inc.	17,835	335,298
Cogent Communications Holdings, Inc.	3,343	256,040
Comcast Corp., Class A	131,270	6,751,216
*comScore, Inc.	16	63
*Consolidated Communications Holdings, Inc.	2,381	17,619
*Cumulus Media, Inc.	62	770
*Daily Journal Corp.	5	1,716
*DHI Group, Inc.	598	2,811
#*Discovery, Inc.	120	2,813
*Discovery, Inc., Class C	14,241	321,277
*DISH Network Corp., Class A	11,448	470,169
Electronic Arts, Inc.	9,962	1,397,170
*Entercom Communications Corp.	4,410	14,244
Entravision Communications Corp., Class A	121	964
*Eros STX Global Corp.	56	46
*Eventbrite, Inc., Class A	24	486
*Everquote, Inc., Class A	16	221
EW Scripps Co. (The), Class A	4,548	84,593
*Facebook, Inc., Class A	60,082	19,440,733
*Fluent, Inc.	24	57
Fox Corp., Class A	14,161	562,758
Fox Corp., Class B	9,120	337,075
*Gaia, Inc.	8	78
*Gannett Co., Inc.	2,793	16,199
*Globalstar, Inc.	1,332	2,198
*Gray Television, Inc.	8,374	196,287
*Hemisphere Media Group, Inc.	8	88
*IDT Corp., Class B	619	29,941
*iHeartMedia, Inc., Class A	2,657	51,493
*IMAX Corp.	1,697	31,988
*Interpublic Group of Cos., Inc. (The)	13,948	510,078
*Iridium Communications, Inc.	4,406	178,663
John Wiley & Sons, Inc., Class A	5,007	271,229
*Liberty Broadband Corp., Class A	15	2,412
*Liberty Broadband Corp., Class C	7,295	1,185,073
*Liberty Latin America, Ltd., Class A	16	192
*Liberty Latin America, Ltd., Class C	5,367	64,565
#*Liberty Media Corp.-Liberty Braves, Class A	81	2,476
*Liberty Media Corp.-Liberty Braves, Class C	613	18,218
*Liberty Media Corp.-Liberty Formula One, Class A	8	417
*Liberty Media Corp.-Liberty Formula One, Class C	7,306	407,675

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
*Liberty Media Corp.-Liberty SiriusXM, Class A	2,861	$142,421
*Liberty Media Corp.-Liberty SiriusXM, Class C	9,179	452,708
*Liberty TripAdvisor Holdings, Inc., Class A	16	49
*Lions Gate Entertainment Corp., Class A	32	414
*Lions Gate Entertainment Corp., Class B	3,287	37,209
*Live Nation Entertainment, Inc.	5,646	571,093
*Loral Space & Communications, Inc.	16	797
*Lumen Technologies, Inc.	51,995	616,661
*Madison Square Garden Entertainment Corp.	167	11,768
#*Magnite, Inc.	384	10,380
#*Marcus Corp. (The)	8	149
*Meredith Corp.	16	932
*National CineMedia, Inc.	16	51
*Netflix, Inc.	9,564	6,602,125
New York Times Co. (The), Class A	5,943	324,428
News Corp., Class A	15,909	364,316
News Corp., Class B	120	2,707
Nexstar Media Group, Inc., Class A	2,506	375,725
Omnicom Group, Inc.	10,097	687,404
*Ooma, Inc.	8	185
*Pinterest, Inc., Class A	10,037	448,052
*QuinStreet, Inc.	1,416	19,824
*ROBLOX Corp., Class A	38	3,193
*Roku, Inc.	1,647	502,170
*Salem Media Group, Inc.	206	775
Scholastic Corp.	731	26,455
*Sciplay Corp., Class A	343	6,932
Shenandoah Telecommunications Co.	2,039	56,358
#Sirius XM Holdings, Inc.	54,925	334,493
*Snap, Inc., Class A	9,434	496,040
*Spotify Technology SA	1,547	447,702
*Take-Two Interactive Software, Inc.	4,052	733,412
*TechTarget, Inc.	1,453	137,032
TEGNA, Inc.	11,000	216,260
#Telephone and Data Systems, Inc.	7,109	133,223
*Thryv Holdings, Inc.	371	11,750
*T-Mobile US, Inc.	17,531	2,016,591
*Townsquare Media, Inc., Class A	1	13
*Travelzoo	19	195
*TripAdvisor, Inc.	5,163	170,224
*TrueCar, Inc.	503	2,108
*Twitter, Inc.	14,239	762,356
*United States Cellular Corp.	103	3,149
Verizon Communications, Inc.	157,735	8,358,378
ViacomCBS, Inc., Class A	8	311
ViacomCBS, Inc., Class B	21,588	781,917
*Vimeo, Inc.	408	13,762
*Walt Disney Co. (The)	38,734	6,548,757
*Warner Music Group Corp., Class A	1,010	49,985
*WideOpenWest, Inc.	921	17,545
#World Wrestling Entertainment, Inc., Class A	1,191	72,758
*Yelp, Inc.	2,034	78,573
*Zedge, Inc., Class B	445	5,131
*Zillow Group, Inc., Class A	1,176	124,327
#*Zillow Group, Inc., Class C	4,921	509,963
*ZipRecruiter, Inc.	28	778
*Zynga, Inc., Class A	40,067	295,694

TOTAL COMMUNICATION SERVICES		122,849,400

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (12.8%)
#*1-800-Flowers.com, Inc., Class A	332	$10,664
*2U, Inc.	1,340	39,584
*Abercrombie & Fitch Co.	962	38,037
*Acushnet Holdings Corp.	640	32,602
*Adient PLC	1,705	70,962
*Adtalem Global Education, Inc.	4,906	181,179
Advance Auto Parts, Inc.	2,608	588,156
*Amazon.com, Inc.	11,958	40,327,518
*American Axle & Manufacturing Holdings, Inc.	8,956	81,320
#American Eagle Outfitters, Inc.	17,462	414,548
*American Outdoor Brands, Inc.	206	4,693
*American Public Education, Inc.	8	200
*America’s Car-Mart, Inc.	53	6,333
*Aptiv PLC	8,772	1,516,591
Aramark	12,849	468,732
*Ark Restaurants Corp.	63	1,008
*Arko Corp.	2,928	28,080
*Asbury Automotive Group, Inc.	91	17,810
*Aspen Group, Inc.	93	442
#*Autoliv, Inc.	4,168	403,671
*AutoNation, Inc.	4,072	493,201
*AutoZone, Inc.	828	1,477,848
*Bally’s Corp.	18	825
*Barnes & Noble Education, Inc.	452	4,692
*Bassett Furniture Industries, Inc.	158	2,669
*Bath & Body Works, Inc.	7,013	484,528
*Beazer Homes USA, Inc.	16	290
*Bed Bath & Beyond, Inc., Class B	2,055	28,852
Best Buy Co., Inc.	10,554	1,290,121
#Big Lots, Inc., Class B	2,917	129,077
*Biglari Holdings, Inc., Class B	10	1,662
*BJ’s Restaurants, Inc.	237	7,897
*Bloomin’ Brands, Inc.	1,708	36,927
*Bluegreen Vacations Holding Corp.	8	205
*Booking Holdings, Inc.	834	2,018,931
*Boot Barn Holdings, Inc.	534	55,798
*BorgWarner, Inc., Class A	10,848	488,919
*Boyd Gaming Corp.	2,032	129,601
*Bright Horizons Family Solutions, Inc.	954	158,364
*Brinker International, Inc.	788	33,064
*Brunswick Corp.	3,426	318,926
Buckle, Inc. (The)	1,264	52,608
*Build-A-Bear Workshop, Inc.	288	4,516
*Burlington Stores, Inc.	1,345	371,610
*Caesars Entertainment, Inc.	6,288	688,284
Caleres, Inc.	1,288	29,701
*Callaway Golf Co.	12,490	337,854
#Camping World Holdings, Inc., Class A	586	21,828
*Capri Holdings, Ltd.	5,468	291,116
*CarMax, Inc.	6,619	906,273
*Carnival Corp.	39,503	875,386
*CarParts.com, Inc.	442	6,732
*Carriage Services, Inc.	327	16,824

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Carrols Restaurant Group, Inc.	16	$59
*Carter’s, Inc.	970	95,564
*Carvana Co.	1,253	379,885
*Cato Corp. (The), Class A	95	1,675
*Cavco Industries, Inc.	118	28,365
*Century Casinos, Inc.	347	5,136
*Century Communities, Inc.	3,677	246,580
*Charles & Colvard, Ltd.	535	1,616
*Cheesecake Factory, Inc. (The)	1,103	44,826
*Chegg, Inc.	4,671	277,644
#*Chewy, Inc., Class A	2,955	223,989
*Children’s Place, Inc. (The)	426	35,311
*Chipotle Mexican Grill, Inc.	812	1,444,572
Choice Hotels International, Inc.	3,417	480,499
*Churchill Downs, Inc.	1,114	256,220
*Chuy’s Holdings, Inc.	8	233
*Citi Trends, Inc.	56	4,332
Clarus Corp.	16	441
*Columbia Sportswear Co.	3,486	361,986
*Comstock Holding Cos., Inc.	14	62
*Conn’s, Inc.	108	2,405
*Container Store Group, Inc. (The)	309	3,418
#*Cooper-Standard Holdings, Inc.	199	5,162
Cracker Barrel Old Country Store, Inc.	1,146	152,613
*Crocs, Inc.	1,064	171,783
*Crown Crafts, Inc.	181	1,339
Culp, Inc.	8	106
*Dana, Inc.	529	11,739
Darden Restaurants, Inc.	5,377	775,041
*Dave & Buster’s Entertainment, Inc.	267	9,914
*Deckers Outdoor Corp.	787	311,109
*Del Taco Restaurants, Inc.	16	133
*Delta Apparel, Inc.	78	2,094
*Denny’s Corp.	1,176	18,698
*Designer Brands, Inc., Class A	1,993	26,965
#Dick’s Sporting Goods, Inc.	1,308	162,467
*Dillard’s, Inc., Class A	42	9,708
*Dine Brands Global, Inc.	1,720	145,357
Dollar General Corp.	7,619	1,687,761
*Dollar Tree, Inc.	9,560	1,030,186
Domino’s Pizza, Inc.	1,626	795,065
*Dorman Products, Inc.	222	23,172
DR Horton, Inc.	14,918	1,331,730
*Duluth Holdings, Inc., Class B	16	229
eBay, Inc.	22,880	1,755,354
*Educational Development Corp.	444	4,338
*El Pollo Loco Holdings, Inc.	16	235
*Envela Corp.	30	131
*Escalade, Inc.	341	6,380
Ethan Allen Interiors, Inc.	306	7,102
*Etsy, Inc.	3,332	835,299
*Everi Holdings, Inc.	140	3,360
*Expedia Group, Inc.	3,195	525,290
*Fiesta Restaurant Group, Inc.	8	84
#*Fisker, Inc.	228	3,659
*Five Below, Inc.	2,335	460,695

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Flexsteel Industries, Inc.	36	$1,008
*Floor & Decor Holdings, Inc., Class A	4,967	675,115
*Foot Locker, Inc.	4,666	222,428
*Ford Motor Co.	113,753	1,942,901
*Fossil Group, Inc.	24	284
*Fox Factory Holding Corp.	223	35,892
Franchise Group, Inc.	685	25,208
*frontdoor, Inc.	600	22,368
*Full House Resorts, Inc.	447	4,448
*Funko, Inc., Class A	8	131
*Gap, Inc. (The)	15,026	340,940
Garmin, Ltd.	6,440	924,784
*Garrett Motion, Inc.	537	3,619
*General Motors Co.	41,020	2,232,719
*Genesco, Inc.	311	18,843
Gentex Corp.	8,742	309,379
*Gentherm, Inc.	371	27,317
*Genuine Parts Co.	4,963	650,699
*G-III Apparel Group, Ltd.	4,139	118,624
*Goodyear Tire & Rubber Co. (The)	2,373	45,372
*GoPro, Inc., Class A	8,889	76,534
Graham Holdings Co., Class B	16	9,374
*Grand Canyon Education, Inc.	1,165	92,850
*Green Brick Partners, Inc.	1,112	28,968
*Group 1 Automotive, Inc.	416	74,797
Guess?, Inc.	3,688	76,378
*H&R Block, Inc.	4,475	103,238
Hanesbrands, Inc.	11,995	204,395
Harley-Davidson, Inc.	6,415	234,083
Hasbro, Inc.	4,953	474,299
*Haverty Furniture Cos., Inc.	734	21,066
*Helen of Troy, Ltd.	506	113,825
Hibbett, Inc.	520	40,269
*Hilton Grand Vacations, Inc.	9,093	457,196
*Hilton Worldwide Holdings, Inc.	8,554	1,231,348
Home Depot, Inc. (The)	27,432	10,197,572
Hooker Furnishings Corp.	8	202
*Houghton Mifflin Harcourt Co.	2,473	35,092
*Hovnanian Enterprises, Inc., Class A	287	24,183
*Hyatt Hotels Corp., Class A	1,096	93,379
*iMedia Brands, Inc.	16	97
*Inspired Entertainment, Inc.	1,871	25,726
Installed Building Products, Inc.	766	97,320
*International Game Technology PLC	14,667	432,530
*iRobot Corp.	271	22,607
Jack in the Box, Inc.	366	36,216
Johnson Outdoors, Inc., Class A	363	38,543
KB Home	1,894	76,044
#*Kirkland’s, Inc.	8	180
*Kohl’s Corp.	7,399	359,073
Kontoor Brands, Inc.	450	23,850
*Lakeland Industries, Inc.	7	146
*Lands’ End, Inc.	590	15,505
*Las Vegas Sands Corp.	11,090	430,403
*Laureate Education, Inc., Class A	3,600	62,352
*La-Z-Boy, Inc.	2,645	87,920
#*Lazydays Holdings, Inc.	243	5,125

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
LCI Industries	58	$8,099
*Lear Corp.	2,618	449,903
*Legacy Housing Corp.	8	142
*Leggett & Platt, Inc.	4,215	197,473
#Lennar Corp., Class A	10,831	1,082,342
Lennar Corp., Class B	8	657
Levi Strauss & Co., Class A	119	3,115
*LGI Homes, Inc.	247	36,877
Lifetime Brands, Inc.	8	136
*Lincoln Educational Services Corp.	8	58
*Lindblad Expeditions Holdings, Inc.	22	329
*Liquidity Services, Inc., Class A	38	839
*Lithia Motors, Inc., Class A	744	237,500
*LKQ Corp.	11,632	640,691
*Lovesac Co. (The)	217	16,928
*Lowe’s Cos., Inc.	20,030	4,683,415
*Lululemon Athletica, Inc.	4,080	1,901,321
*Lumber Liquidators Holdings, Inc.	612	11,065
Macy’s, Inc.	36,010	953,185
*Malibu Boats, Inc., Class A	1,272	89,816
*Marine Products Corp.	22	279
#*MarineMax, Inc.	906	46,922
*Marriott International, Inc., Class A	9,157	1,465,303
Marriott Vacations Worldwide Corp.	1,166	183,319
*Mastercraft Boat Holdings, Inc.	14	375
*Mattel, Inc.	13,519	294,849
McDonald’s Corp.	18,480	4,537,764
*MDC Holdings, Inc.	779	38,155
*MGM Resorts International	258	12,167
*Modine Manufacturing Co.	673	7,403
*Mohawk Industries, Inc.	3,956	701,043
*Monarch Casino & Resort, Inc.	408	29,466
Monro, Inc.	2,378	146,865
*Motorcar Parts of America, Inc.	183	3,462
Movado Group, Inc.	146	4,862
*Murphy USA, Inc.	1,695	276,200
*Nathan’s Famous, Inc.	7	437
*National Vision Holdings, Inc.	1,636	100,843
#*Nautilus, Inc.	391	4,000
*Newell Brands, Inc.	17,290	395,768
NIKE, Inc., Class B	37,267	6,234,396
#*Noodles & Co.	1,977	24,021
#*Nordstrom, Inc.	3,239	93,056
#*Norwegian Cruise Line Holdings, Ltd.	17,987	462,626
*NVR, Inc.	12	58,738
*ODP Corp. (The)	8,388	363,200
#*Ollie’s Bargain Outlet Holdings, Inc.	4,529	306,432
*ONE Group Hospitality, Inc. (The)	22	291
*OneSpaWorld Holdings, Ltd.	876	9,461
*O’Reilly Automotive, Inc.	2,465	1,534,019
Oxford Industries, Inc.	684	63,420
*Papa John’s International, Inc.	452	56,084
*Party City Holdco, Inc.	358	2,603
*Patrick Industries, Inc.	576	44,876
*Peloton Interactive, Inc., Class A	2,316	211,775
#*Penn National Gaming, Inc.	5,050	361,580

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Penske Automotive Group, Inc.	2,957	$313,590
*Perdoceo Education Corp.	1,348	14,316
*PetMed Express, Inc.	8	227
*Planet Fitness, Inc., Class A	6,787	539,906
*Playa Hotels & Resorts NV	10,430	88,759
*PlayAGS, Inc.	16	141
*Polaris, Inc.	2,700	310,365
Pool Corp.	1,099	566,161
*Potbelly Corp.	16	96
PulteGroup, Inc.	10,805	519,504
#*Purple Innovation, Inc.	5,549	107,096
*PVH Corp.	2,087	228,172
#*QuantumScape Corp.	741	21,445
*Quotient Technology, Inc.	1,451	9,344
Qurate Retail, Inc., Class A	11,042	115,278
Ralph Lauren Corp.	493	62,695
RCI Hospitality Holdings, Inc.	45	3,051
*RealReal, Inc. (The)	247	3,218
*Red Robin Gourmet Burgers, Inc.	8	159
*Red Rock Resorts, Inc., Class A	62	3,373
*Regis Corp.	8	22
Rent-A-Center, Inc.	2,822	150,300
*Revolve Group, Inc.	453	33,993
*RH	820	540,897
*Rocky Brands, Inc.	38	2,073
*Ross Stores, Inc.	10,616	1,201,731
*Royal Caribbean Cruises, Ltd.	8,855	747,628
*Ruth’s Hospitality Group, Inc.	24	464
*Sally Beauty Holdings, Inc.	1,944	29,665
*Scientific Games Corp.	130	10,407
#*SeaWorld Entertainment, Inc.	1,175	74,612
*Service Corp.	8,274	566,686
#*Shake Shack, Inc., Class A	644	44,545
Shoe Carnival, Inc.	1,276	43,218
*Shutterstock, Inc.	1,397	169,247
Signet Jewelers, Ltd.	10,694	953,691
*Skechers USA, Inc., Class A	3,421	158,084
*Skyline Champion Corp.	4,814	304,822
*Sleep Number Corp.	395	34,894
Smith & Wesson Brands, Inc.	1,934	41,581
Sonic Automotive, Inc., Class A	452	22,342
*Sonos, Inc.	6,684	218,032
#*Sportsman’s Warehouse Holdings, Inc.	24	414
*Standard Motor Products, Inc.	1,075	51,493
Starbucks Corp.	27,942	2,963,808
*Steven Madden, Ltd.	1,241	55,969
*Stitch Fix, Inc., Class A	2,511	86,881
*Stoneridge, Inc.	8	152
Strategic Education, Inc.	588	40,107
*Strattec Security Corp.	43	1,491
*Stride, Inc.	3,550	126,025
*Superior Group of Cos., Inc.	465	12,085
*Superior Industries International, Inc.	49	286
*Sypris Solutions, Inc.	619	2,371
*Tapestry, Inc.	10,029	390,930
Target Corp.	16,330	4,239,595
*Taylor Morrison Home Corp.	7,252	221,404

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Tempur Sealy International, Inc.	5,769	$256,547
*Tenneco, Inc., Class A	8,849	117,426
*Terminix Global Holdings, Inc.	3,821	154,674
*Tesla, Inc.	19,427	21,641,678
*Texas Roadhouse, Inc.	1,717	152,487
Thor Industries, Inc.	2,344	238,994
*Tilly’s, Inc., Class A	545	7,565
*TJX Cos, Inc. (The)	35,430	2,320,311
Toll Brothers, Inc.	4,618	277,865
*TopBuild Corp.	1,695	435,564
*Tractor Supply Co.	4,857	1,054,795
*Travel + Leisure Co.	1,496	81,293
*Tri Pointe Homes, Inc.	2,319	56,097
#*Tupperware Brands Corp.	2,468	54,888
*Ulta Beauty, Inc.	3,038	1,116,040
*Under Armour, Inc., Class A	133	2,921
*Under Armour, Inc., Class C	223	4,210
*Unifi, Inc.	197	4,732
*Universal Electronics, Inc.	8	329
*Universal Technical Institute, Inc.	8	56
*Urban Outfitters, Inc.	2,056	65,648
Vail Resorts, Inc.	1,536	529,475
#*Veoneer, Inc.	304	10,701
#*Vera Bradley, Inc.	8	78
*VF Corp.	11,319	824,929
*Victoria’s Secret & Co.	2,307	116,434
*Vista Outdoor, Inc.	2,481	103,805
*Visteon Corp.	604	68,361
*VOXX International Corp.	219	2,477
#*Wayfair, Inc., Class A	2,435	606,558
Wendy’s Co. (The)	10,531	234,841
*Whirlpool Corp.	2,958	623,635
Williams-Sonoma, Inc.	3,874	719,518
*Wingstop, Inc.	505	87,097
*Winmark Corp.	95	22,118
Winnebago Industries, Inc.	6,323	428,004
*Wolverine World Wide, Inc.	1,256	41,662
*WW International, Inc.	10,806	187,592
Wyndham Hotels & Resorts, Inc.	6,459	545,592
*Wynn Resorts, Ltd.	2,720	244,256
*XPEL, Inc.	216	16,394
*YETI Holdings, Inc.	5,788	569,134
*Yum! Brands, Inc.	9,335	1,166,315
*Zumiez, Inc.	576	23,443

TOTAL CONSUMER DISCRETIONARY		172,126,470

CONSUMER STAPLES (5.7%)
Albertsons Cos., Inc., Class A	62	1,919
Alico, Inc.	39	1,388
Altria Group, Inc.	53,601	2,364,340
Andersons, Inc. (The), Class A	1,144	38,965
*Archer-Daniels-Midland Co.	18,861	1,211,631
#B&G Foods, Inc.	5,621	165,482
*Bellring Brands, Inc., Class A	246	6,598
#*Beyond Meat, Inc.	1,283	126,991
*BJ’s Wholesale Club Holdings, Inc.	2,671	156,093

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
*Boston Beer Co., Inc. (The), Class A	160	$78,797
*Brown-Forman Corp., Class A	1,540	98,606
*Brown-Forman Corp., Class B	12,626	857,179
Bunge, Ltd.	5,816	538,794
*Calavo Growers, Inc.	611	24,562
Cal-Maine Foods, Inc.	1,591	57,371
Campbell Soup Co.	10,949	437,413
Casey’s General Stores, Inc.	1,703	326,193
*Celsius Holdings, Inc.	1,851	178,659
*Central Garden & Pet Co.	8	413
*Central Garden & Pet Co., Class A	3,482	160,868
*Chefs’ Warehouse, Inc. (The)	1,184	41,286
Church & Dwight Co., Inc.	9,523	831,929
Clorox Co. (The)	4,140	674,861
*Coca-Cola Co. (The)	110,156	6,209,494
Coca-Cola Consolidated, Inc.	121	48,569
Colgate-Palmolive Co.	20,464	1,559,152
Conagra Brands, Inc.	17,437	561,471
Constellation Brands, Inc., Class A	5,312	1,151,695
Costco Wholesale Corp.	11,584	5,693,999
*Coty, Inc., Class A	23,948	203,079
*Darling Ingredients, Inc.	5,897	498,414
Edgewell Personal Care Co.	982	34,360
*elf Beauty, Inc.	2,138	69,079
Energizer Holdings, Inc.	5,204	189,790
*Estee Lauder Cos, Inc. (The)	6,177	2,003,386
*Flowers Foods, Inc.	8,345	206,539
Fresh Del Monte Produce, Inc.	2,159	72,305
*Freshpet, Inc.	518	80,761
General Mills, Inc.	23,077	1,426,159
*Grocery Outlet Holding Corp.	4,364	96,837
*Hain Celestial Group, Inc. (The)	5,766	258,720
*Herbalife Nutrition, Ltd.	4,735	219,704
Hershey Co. (The)	6,342	1,112,070
Hormel Foods Corp.	15,725	665,482
*Hostess Brands, Inc.	17,111	323,569
Ingles Markets, Inc., Class A	350	24,217
Ingredion, Inc.	4,256	405,299
*Inter Parfums, Inc.	671	61,987
*J & J Snack Foods Corp.	753	111,105
J M Smucker Co. (The)	4,248	521,909
John B Sanfilippo & Son, Inc.	73	6,169
Kellogg Co.	13,266	813,206
Keurig Dr Pepper, Inc.	8,262	298,176
Kimberly-Clark Corp.	9,735	1,260,585
*Kraft Heinz Co. (The)	30,080	1,079,571
Kroger Co. (The)	34,991	1,400,340
*Lamb Weston Holdings, Inc.	6,423	362,578
*Lancaster Colony Corp.	755	128,350
*Landec Corp.	8	78
*Lifevantage Corp.	8	55
*Lifeway Foods, Inc.	8	44
Limoneira Co.	8	129
McCormick & Co., Inc.	8,531	684,442
Medifast, Inc.	787	154,465
MGP Ingredients, Inc.	1,088	69,860
Molson Coors Beverage Co., Class B	8,909	392,798

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
Mondelez International, Inc., Class A	35,907	$2,180,991
*Monster Beverage Corp.	13,200	1,122,000
National Beverage Corp.	3,619	204,112
Natural Grocers by Vitamin Cottage, Inc.	8	97
Nature’s Sunshine Products, Inc.	8	126
*NewAge, Inc.	40	59
Nu Skin Enterprises, Inc., Class A	1,605	64,441
*Oil-Dri Corp. of America	31	1,079
PepsiCo., Inc.	42,177	6,815,803
*Performance Food Group Co.	7,200	325,656
Philip Morris International, Inc.	38,964	3,683,657
*Pilgrim’s Pride Corp.	903	25,428
*Post Holdings, Inc.	3,273	332,144
PriceSmart, Inc.	835	60,078
Procter & Gamble Co. (The)	75,108	10,739,693
#Reynolds Consumer Products, Inc.	1,802	48,618
#*Rite Aid Corp.	1,741	23,660
*S&W Seed Co.	8	34
Sanderson Farms, Inc.	2,363	447,670
*Seaboard Corp.	4	15,400
*Seneca Foods Corp., Class A	42	2,168
*Simply Good Foods Co. (The)	1,846	73,194
*SpartanNash Co.	8	185
Spectrum Brands Holdings, Inc.	294	27,563
*Sprouts Farmers Market, Inc.	9,371	207,474
*Sysco Corp.	18,513	1,423,650
#*Tattooed Chef, Inc.	1,508	27,099
#Tootsie Roll Industries, Inc.	369	11,679
*TreeHouse Foods, Inc.	948	34,261
Turning Point Brands, Inc.	210	8,016
*Tyson Foods, Inc., Class A	11,550	923,654
*United Natural Foods, Inc.	1,304	56,581
*Universal Corp.	468	21,996
*US Foods Holding Corp.	6,637	230,105
*USANA Health Sciences, Inc.	667	64,739
Vector Group, Ltd.	6,152	81,576
*Veru, Inc.	32	261
Village Super Market, Inc., Class A	44	980
*Walgreens Boots Alliance, Inc.	32,071	1,507,978
Walmart, Inc.	46,009	6,874,665
WD-40 Co.	780	177,060
*Weis Markets, Inc.	3,352	188,751

TOTAL CONSUMER STAPLES		76,874,716

ENERGY (3.3%)
*Adams Resources & Energy, Inc.	52	1,526
#*Alto Ingredients, Inc.	24	128
Antero Midstream Corp.	18,716	199,138
*Antero Resources Corp.	6,108	121,366
Apa Corp.	5,678	148,820
*Arch Resources, Inc.	658	59,931
Archrock, Inc.	7,502	61,441
*Ardmore Shipping Corp.	8	32
*Aspen Aerogels, Inc.	1,650	89,859
Baker Hughes Co.	24,368	611,150
*Battalion Oil Corp.	8	77

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (Continued)
Berry Corp.	32	$308
Brigham Minerals, Inc.	202	4,682
*Bristow Group, Inc.	267	9,238
*Cactus, Inc., Class A	1,810	78,735
*California Resources Corp.	272	12,547
*Callon Petroleum Co.	157	8,122
*Centennial Resource Development, Inc., Class A	10,887	78,386
*Centrus Energy Corp.	14	793
*ChampionX Corp.	5,571	146,127
*Cheniere Energy, Inc.	10,177	1,052,302
*Chesapeake Energy Corp.	1,836	117,027
*Chevron Corp.	50,928	5,830,747
*Clean Energy Fuels Corp.	2,969	27,374
*CNX Resources Corp.	4,819	70,406
*Comstock Resources, Inc.	8,203	80,964
ConocoPhillips	44,131	3,287,318
*CONSOL Energy, Inc.	896	24,649
*Contango Oil & Gas Co.	1,073	4,432
#*Continental Resources, Inc.	8,925	435,629
Core Laboratories NV	6,248	162,511
*Coterra Energy, Inc.	19,616	418,213
CVR Energy, Inc.	1,420	27,221
*Delek US Holdings, Inc.	18,116	352,356
*Denbury, Inc.	1,550	131,223
Devon Energy Corp.	19,412	778,033
DHT Holdings, Inc.	8,920	58,069
Diamondback Energy, Inc.	8,622	924,192
*DMC Global, Inc.	619	25,862
Dorian LPG, Ltd.	510	6,181
*Dril-Quip, Inc.	8,118	191,260
DT Midstream, Inc.	2,420	116,063
*Earthstone Energy, Inc., Class A	8	81
EnLink Midstream LLC	77,577	608,980
EOG Resources, Inc.	19,381	1,791,967
*Epsilon Energy, Ltd.	8	43
*EQT Corp.	6,814	135,667
*Equitrans Midstream Corp.	19,207	198,024
Evolution Petroleum Corp.	8	48
*Expro Group Holdings NV	245	4,202
*Exterran Corp.	16	69
Exxon Mobil Corp.	101,611	6,550,861
*Forum Energy Technologies, Inc.	100	2,251
*Geospace Technologies Corp.	8	76
*Goodrich Petroleum Corp.	8	163
*Green Plains, Inc.	1,431	54,307
*Gulf Island Fabrication, Inc.	200	788
*Gulfport Energy Operating Corp.	347	28,468
*Halliburton Co.	34,747	868,328
*Helix Energy Solutions Group, Inc.	911	3,444
*Helmerich & Payne, Inc.	2,017	62,608
Hess Corp.	12,147	1,002,978
HollyFrontier Corp.	3,113	105,219
International Seaways, Inc.	8	140
Kinder Morgan, Inc.	74,176	1,242,448
*Kosmos Energy, Ltd.	14,662	52,783
#*Laredo Petroleum, Inc.	8	603
*Liberty Oilfield Services, Inc., Class A	6,211	80,246

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (Continued)
Magnolia Oil & Gas Corp., Class A	6,457	$134,822
*Marathon Oil Corp.	42,063	686,468
Marathon Petroleum Corp.	20,692	1,364,224
*Matador Resources Co.	17,262	722,415
#*Meta Materials, Inc.	2,809	13,202
*Murphy Oil Corp.	600	16,698
*NACCO Industries, Inc., Class A	68	2,111
#*National Energy Services Reunited Corp.	1,849	21,633
*Natural Gas Services Group, Inc.	8	91
*New Fortress Energy, Inc.	1,208	36,240
*Newpark Resources, Inc.	1,641	5,579
*NextDecade Corp.	16	59
*NexTier Oilfield Solutions, Inc.	4,851	21,636
Nordic American Tankers, Ltd.	140	329
*NOV, Inc.	44,743	627,297
*Oasis Petroleum, Inc.	524	63,194
*Occidental Petroleum Corp.	43,043	1,443,232
*Oceaneering International, Inc.	6,317	85,911
*Oil States International, Inc.	24	145
ONEOK, Inc.	17,728	1,127,855
*Overseas Shipholding Group, Inc., Class A	66	131
Ovintiv, Inc.	6,828	256,187
*Par Pacific Holdings, Inc.	648	10,018
*Patterson-UTI Energy, Inc.	7,187	61,521
*PBF Energy, Inc., Class A	3,682	53,794
PDC Energy, Inc.	1,944	101,691
*Peabody Energy Corp.	3,179	37,798
*Phillips 66	14,891	1,113,549
PHX Minerals, Inc.	310	942
*Pioneer Natural Resources Co.	6,705	1,253,701
*ProPetro Holding Corp.	1,746	16,744
#*Range Resources Corp.	30,586	713,266
*Ranger Oil Corp.	8	264
*Renewable Energy Group, Inc.	1,332	85,248
*REX American Resources Corp.	31	2,727
*RPC, Inc.	3,587	19,334
*SandRidge Energy, Inc.	8	102
*Schlumberger NV	52,940	1,707,844
Scorpio Tankers, Inc.	1,160	18,583
*SEACOR Marine Holdings, Inc.	423	1,887
*Select Energy Services, Inc., Class A	32	192
SFL Corp., Ltd.	2,830	22,385
#SM Energy Co.	2,147	73,685
Solaris Oilfield Infrastructure, Inc., Class A	8	61
*Southwestern Energy Co.	20,307	99,098
*Talos Energy, Inc.	2,804	36,368
Targa Resources Corp.	10,677	583,712
TechnipFMC PLC	8,851	65,232
#*Teekay Tankers, Ltd., Class A	16	222
#*Tellurian, Inc.	21,564	84,531
*TETRA Technologies, Inc.	70	226
Texas Pacific Land Corp.	1	1,274
*Tidewater, Inc.	16	194
#*Transocean, Ltd.	8,985	31,717
*Uranium Energy Corp.	1,562	5,811
*US Silica Holdings, Inc.	630	6,098

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (Continued)
*VAALCO Energy, Inc.	838	$2,623
Valero Energy Corp.	15,047	1,163,585
*Vertex Energy, Inc.	25	122
*W&T Offshore, Inc.	4,858	19,966
*Weatherford International PLC	1,605	46,641
*Whiting Petroleum Corp.	1,118	72,815
*Williams Cos, Inc. (The)	44,701	1,255,651
World Fuel Services Corp.	2,194	66,983

TOTAL ENERGY		44,016,894

FINANCIALS (12.7%)
*1st Source Corp.	510	24,623
*ACNB Corp.	43	1,193
*Affiliated Managers Group, Inc.	464	77,896
*Aflac, Inc.	24,155	1,296,399
Alerus Financial Corp.	8	251
*Alleghany Corp.	610	397,342
Allegiance Bancshares, Inc.	90	3,525
*Allstate Corp. (The)	12,929	1,598,929
Ally Financial, Inc.	14,205	678,147
A-Mark Precious Metals, Inc.	37	2,775
*Amerant BanCorp, Inc.	8	212
*Amerant BanCorp, Inc., Class B	8	199
*American Equity Investment Life Holding Co.	2,864	91,276
American Express Co.	20,474	3,557,972
*American Financial Group, Inc.	2,931	398,733
*American International Group, Inc.	29,626	1,750,600
*American National Bankshares, Inc.	44	1,632
American National Group, Inc.	22	4,174
Ameriprise Financial, Inc.	4,910	1,483,458
Ameris BanCorp	59	3,091
AMERISAFE, Inc.	398	23,597
*Ames National Corp.	47	1,162
Aon PLC, Class A	6,033	1,930,077
#Apollo Global Management, Inc.	7,152	550,346
*Arch Capital Group, Ltd.	14,235	595,308
Ares Management Corp., Class A	3,669	310,911
Argo Group International Holdings, Ltd.	130	7,163
*Arrow Financial Corp.	88	3,155
Arthur J Gallagher & Co.	7,402	1,241,093
Artisan Partners Asset Management, Inc., Class A	1,808	89,568
*AssetMark Financial Holdings, Inc.	349	8,948
*Associated Banc-Corp.	2,493	55,544
Assurant, Inc.	2,673	431,182
Assured Guaranty, Ltd.	131	7,281
*Athene Holding, Ltd., Class A	7,429	646,397
*Atlantic Capital Bancshares, Inc.	8	220
Atlantic Union Bankshares Corp.	1,453	52,119
*Atlanticus Holdings Corp.	420	32,546
Axis Capital Holdings, Ltd.	3,384	176,205
*Axos Financial, Inc.	1,563	82,839
B Riley Financial, Inc.	196	14,045
Banc of California, Inc.	594	12,076
BancFirst Corp.	494	32,115
*BanCorp, Inc. (The)	2,970	90,734
*Bank of America Corp.	186,214	8,897,305
*Bank of Hawaii Corp.	5,075	428,838

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Bank of Marin BanCorp	74	$2,820
Bank of New York Mellon Corp. (The)	30,016	1,776,947
Bank of NT Butterfield & Son, Ltd. (The)	5,937	213,138
*Bank of Princeton (The)	84	2,544
Bank of South Carolina Corp.	56	1,121
Bank OZK	3,397	151,744
Bank7 Corp.	130	3,523
BankFinancial Corp.	91	1,036
BankUnited, Inc.	223	9,045
Bankwell Financial Group, Inc.	88	2,614
Banner Corp.	6,054	349,679
*Bar Harbor Bankshares	8	238
*BayCom Corp.	8	151
BCB BanCorp, Inc.	8	121
*Berkshire Hathaway, Inc., Class B	41,322	11,859,827
*Berkshire Hills BanCorp, Inc.	3,000	81,450
BGC Partners, Inc., Class A	2,929	15,729
BlackRock, Inc.	3,311	3,123,796
Blackstone, Inc., Class A	13,425	1,858,289
BOK Financial Corp.	5,243	530,434
*Bridgewater Bancshares, Inc.	97	1,755
*Brighthouse Financial, Inc.	730	36,668
Brightsphere Investment Group, Inc.	7,956	238,521
Brookline BanCorp, Inc.	2,901	46,561
Brown & Brown, Inc.	9,836	620,750
*BRP Group, Inc., Class A	38	1,387
Bryn Mawr Bank Corp.	8	371
Business First Bancshares, Inc.	8	213
*Byline BanCorp, Inc.	416	10,716
*C, Inc.innati Financial Corp.	4,939	599,792
*Cadence Bank	23,669	686,863
*California BanCorp	101	1,798
*Cambridge BanCorp	34	3,122
Camden National Corp.	8	381
*Cannae Holdings, Inc.	1,648	56,197
*Capital City Bank Group, Inc.	8	215
Capital One Financial Corp.	14,881	2,247,477
Capitol Federal Financial, Inc.	34,664	420,474
Capstar Financial Holdings, Inc.	8	176
*Cathay General BanCorp	1,323	55,817
Cboe Global Markets, Inc.	4,517	595,973
CBTX, Inc.	97	2,638
*Central Valley Community BanCorp	82	1,749
*Century BanCorp, Inc., Class A	14	1,612
*Charles Schwab Corp. (The)	39,502	3,240,349
Chubb, Ltd.	10,730	2,096,427
Citigroup, Inc.	52,610	3,638,508
Citizens & Northern Corp.	8	204
Citizens Community BanCorp, Inc.	138	1,877
Citizens Financial Group, Inc.	15,140	717,333
*Citizens, Inc.	16	103
*City Holding Co.	394	31,355
Civista Bancshares, Inc.	8	192
CME Group, Inc.	8,713	1,921,652
*CNA Financial Corp.	37	1,660
*CNB Financial Corp.	48	1,232

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Coastal Financial Corp.	8	$304
Codorus Valley BanCorp, Inc.	32	700
#Cohen & Steers, Inc.	1,718	163,021
Columbia Banking System, Inc.	1,541	52,594
*Columbia Financial, Inc.	1,306	24,318
*Comerica, Inc.	4,856	413,197
*Commerce Bancshares, Inc.	3,689	260,111
*Community Bank System, Inc.	319	22,863
*Community Bankers Trust Corp.	251	2,927
Community Financial Corp. (The)	73	2,783
*Community Trust BanCorp, Inc.	8	349
ConnectOne BanCorp, Inc.	876	29,547
*Consumer Portfolio Services, Inc.	280	1,828
*County BanCorp, Inc.	77	2,726
*Cowen, Inc., Class A	1,222	46,106
*Crawford & Co., Class A	16	138
*Crawford & Co., Class B	8	66
#*Credit Acceptance Corp.	1,441	862,021
*CrossFirst Bankshares, Inc.	24	342
*Cullen/Frost Bankers, Inc.	3,076	398,342
Curo Group Holdings Corp.	236	4,054
Customers BanCorp, Inc.	712	37,942
CVB Financial Corp.	2,667	53,393
Diamond Hill Investment Group, Inc.	18	3,903
Dime Community Bancshares, Inc.	935	33,361
*Discover Financial Services	9,836	1,114,616
Donegal Group, Inc., Class A	8	114
*Donnelley Financial Solutions, Inc.	1,673	64,109
Eagle BanCorp Montana, Inc.	22	495
*Eagle BanCorp, Inc.	234	13,242
East West BanCorp, Inc.	6,978	554,611
*eHealth, Inc.	694	30,779
*Elevate Credit, Inc.	709	2,432
*Employers Holdings, Inc.	880	33,968
*Encore Capital Group, Inc.	10,884	587,954
*Enova International, Inc.	845	27,412
*Enstar Group, Ltd.	1,371	316,399
*Enterprise BanCorp, Inc.	8	297
*Enterprise Financial Services Corp.	1,584	74,480
Equitable Holdings, Inc.	16,961	568,194
Equity Bancshares, Inc., Class A	8	268
Erie Indemnity Co., Class A	1,538	316,536
*Esquire Financial Holdings, Inc.	27	863
Essent Group, Ltd.	5,622	269,856
Evercore, Inc.	1,027	155,940
Everest Re Group, Ltd.	1,821	476,192
*EZCorp., Inc., Class A	16	119
*FactSet Research Systems, Inc.	1,540	683,591
Farmers & Merchants BanCorp, Inc.	8	203
Farmers National Banc Corp.	8	143
FB Financial Corp.	1,591	72,120
*Federal Agricultural Mortgage Corp.	43	5,422
*Federated Hermes, Inc.	4,345	144,732
Fidelity National Financial, Inc.	12,123	580,813
Fifth Third BanCorp	25,945	1,129,386
#*Financial Institutions, Inc.	8	255
First American Financial Corp.	5,108	373,599

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*First BanCorp	3,958	$54,027
First BanCorp, Inc. (The)	8	237
First BanCorp/Southern Pines Nc	641	31,037
*First Bancshares, Inc. (The)	1,309	52,687
First Busey Corp.	3,151	80,319
*First Business Financial Services, Inc.	58	1,694
First Citizens Bancshares, Inc., Class A	170	138,363
*First Commonwealth Financial Corp.	6,490	99,297
First Community Bankshares, Inc.	8	259
*First Community Corp.	84	1,690
*First Financial BanCorp	20,756	493,578
#First Financial Bankshares, Inc.	4,747	240,768
*First Financial Corp.	8	343
First Foundation, Inc.	1,172	31,187
First Hawaiian, Inc.	104	2,869
*First Horizon Corp.	29,546	501,396
First Internet BanCorp, Class A	49	1,668
First Interstate BancSystem, Inc., Class A	37	1,538
*First Merchants Corp.	9,786	406,902
*First Mid Bancshares, Inc.	364	15,681
*First Midwest BanCorp, Inc.	20,339	391,526
*First Northwest BanCorp	115	2,076
First of Long Island Corp. (The)	92	1,852
First Republic Bank	6,448	1,394,896
*First Western Financial, Inc.	54	1,567
FirstCash, Inc.	322	28,487
*Flagstar BanCorp, Inc.	10,340	487,945
*Flexshopper, Inc.	21	54
Flushing Financial Corp.	16	384
*FNB Corp.	45,769	533,209
*Franklin Financial Services Corp.	49	1,593
Franklin Resources, Inc.	14,468	455,597
FS BanCorp, Inc.	40	1,378
*Fulton Financial Corp.	3,069	49,411
*FVCBankCorp., Inc.	8	164
*GAMCO Investors, Inc., Class A	15	397
*Genworth Financial, Inc., Class A	3,890	15,988
*German American BanCorp, Inc.	888	35,005
Glacier BanCorp, Inc.	1,962	108,479
Globe Life, Inc.	4,580	407,712
Goldman Sachs Group, Inc. (The)	9,716	4,016,109
#Goosehead Insurance, Inc., Class A	264	38,095
Great Southern BanCorp, Inc.	130	7,336
*Great Western BanCorp, Inc.	3,236	110,186
*Green Dot Corp., Class A	1,005	42,572
*Greene County BanCorp, Inc.	45	1,532
*Greenhill & Co., Inc.	8	126
*Greenlight Capital Re, Ltd., Class A	145	1,077
Guaranty Bancshares, Inc.	60	2,252
*Hamilton Lane, Inc., Class A	1,379	144,119
*Hancock Whitney Corp.	461	22,810
*Hanmi Financial Corp.	58	1,287
Hanover Insurance Group, Inc. (The)	1,701	214,326
HarborOne BanCorp, Inc.	2,553	36,687
*Hartford Financial Services Group, Inc. (The)	13,695	998,776
*Hawthorn Bancshares, Inc.	52	1,246

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*HBT Financial, Inc.	97	$1,749
HCI Group, Inc.	49	6,566
Heartland Financial USA, Inc.	37	1,854
*Heritage Commerce Corp.	112	1,343
Heritage Financial Corp.	1,590	39,496
Heritage Insurance Holdings, Inc.	8	52
Hingham Institution For Savings The	11	3,974
Home BanCorp, Inc.	43	1,795
*Home Bancshares, Inc.	14,798	351,600
HomeStreet, Inc.	301	14,195
Hope BanCorp, Inc.	7,956	116,078
Horace Mann Educators Corp.	2,657	104,101
Horizon BanCorp, Inc.	439	8,372
*Houlihan Lokey, Inc.	1,097	122,952
*Howard BanCorp, Inc.	8	166
*Huntington Bancshares, Inc.	43,364	682,549
Independence Holding Co.	8	392
Independent Bank Corp.	543	45,883
*Independent Bank Corp.	85	1,915
Independent Bank Group, Inc.	791	57,181
Interactive Brokers Group, Inc.	1,719	121,791
Intercontinental Exchange, Inc.	13,700	1,896,902
International Bancshares Corp.	1,231	52,194
Invesco, Ltd.	18,741	476,209
Investar Holding Corp.	131	2,450
Investors BanCorp, Inc.	216	3,305
*Investors Title Co.	8	1,550
James River Group Holdings, Ltd.	9,854	314,835
Janus Henderson Group PLC	6,950	323,175
Jefferies Financial Group, Inc.	13,531	581,833
JPMorgan Chase & Co.	84,147	14,295,734
Kearny Financial Corp.	2,999	40,247
*Kemper Corp.	1,716	108,932
*KeyCorp.	33,808	786,712
Kinsale Capital Group, Inc.	718	134,374
KKR & Co., Inc.	16,478	1,312,802
*Lakeland BanCorp, Inc.	240	4,315
Lakeland Financial Corp.	8,388	602,846
Lazard, Ltd., Class A	3,658	179,205
LCNB Corp.	8	136
*LendingClub Corp.	5,681	261,099
*LendingTree, Inc.	534	86,182
Level One BanCorp, Inc.	96	3,015
*Limestone BanCorp, Inc.	45	821
*Lincoln National Corp.	7,384	532,756
Live Oak Bancshares, Inc.	2,150	191,737
*Loews Corp.	8,862	496,892
LPL Financial Holdings, Inc.	3,319	544,382
*Luther Burbank Corp.	16	232
M&T Bank Corp.	4,815	708,383
*Macatawa Bank Corp.	8	67
*Maiden Holdings, Ltd.	2,602	8,483
*MainStreet Bancshares, Inc., Class A	84	2,100
Manning & Napier, Inc.	100	965
*Markel Corp.	679	891,615
MarketAxess Holdings, Inc.	1,043	426,243
*Marlin Business Services Corp.	8	183

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Marsh & McLennan Cos., Inc.	11,605	$1,935,714
*Mercantile Bank Corp.	87	2,990
Merchants BanCorp	1,696	75,353
*Mercury General Corp.	7,932	432,215
Meridian BanCorp, Inc.	1,031	23,919
Meridian Corp.	21	634
Meta Financial Group, Inc.	2,015	111,712
MetLife, Inc.	26,691	1,676,195
#*Metropolitan Bank Holding Corp.	30	2,726
*MGIC Investment Corp.	22,029	355,989
Mid Penn BanCorp, Inc.	104	2,914
*Middlefield Banc Corp.	71	1,775
*Midland States BanCorp, Inc.	43	1,103
*MidWestOne Financial Group, Inc.	8	251
Moelis & Co., Class A	1,995	145,116
*Moody’s Corp.	4,888	1,975,485
Morgan Stanley	33,909	3,485,167
Morningstar, Inc.	1,691	535,624
*Mr Cooper Group, Inc.	486	21,306
MSCI, Inc.	2,589	1,721,374
*MVB Financial Corp.	37	1,580
*Nasdaq, Inc.	5,747	1,206,123
*National Bank Holdings Corp., Class A	716	31,053
*National Bankshares, Inc.	32	1,192
*National Western Life Group, Inc., Class A	13	2,795
Navient Corp.	420	8,274
*NBT BanCorp, Inc.	2,588	94,954
Nelnet, Inc., Class A	80	6,610
*New York Community BanCorp, Inc.	20,851	259,178
*NI Holdings, Inc.	16	318
*Nicolet Bankshares, Inc.	43	3,091
*NMI Holdings, Inc., Class A	1,248	30,301
Northeast Bank	71	2,350
*Northern Trust Corp.	8,249	1,014,957
Northfield BanCorp, Inc.	242	4,247
*Northwest Bancshares, Inc.	33,171	457,760
*OceanFirst Financial Corp.	3,529	78,238
*Ocwen Financial Corp.	43	1,351
OFG BanCorp	2,801	72,546
Ohio Valley Banc Corp.	59	1,644
*Old National BanCorp	3,137	53,580
Old Republic International Corp.	16,644	429,915
Old Second BanCorp, Inc.	8	108
OneMain Holdings, Inc.	5,343	282,164
*Open Lending Corp., Class A	701	22,096
*Oppenheimer Holdings, Inc., Class A	65	3,383
Origin BanCorp, Inc.	141	6,289
Orrstown Financial Services, Inc.	59	1,399
Pacific Premier BanCorp, Inc.	634	26,622
*PacWest BanCorp	2,369	112,456
*Palomar Holdings, Inc.	375	34,294
*Park National Corp.	22	2,829
PCB BanCorp	8	170
PCSB Financial Corp.	8	153
*PDL Community BanCorp	8	124
*Peapack-Gladstone Financial Corp.	8	268

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Penns Woods BanCorp, Inc.	87	$2,071
PennyMac Financial Services, Inc.	428	26,562
*Peoples BanCorp, Inc.	39	1,246
*Peoples Financial Services Corp.	36	1,648
People’s United Financial, Inc.	9,415	161,373
Pinnacle Financial Partners, Inc.	1,408	135,971
*Piper Sandler Cos.	259	42,655
PJT Partners, Inc., Class A	876	71,648
PNC Financial Services Group, Inc. (The)	9,980	2,106,079
*Popular, Inc.	5,553	452,236
Pr, Inc.ipal Financial Group, Inc.	9,218	618,436
*PRA Group, Inc.	12,789	548,392
Preferred Bank	610	41,828
Premier Financial Corp.	1,203	38,352
Primerica, Inc.	1,294	217,703
Primis Financial Corp.	8	121
ProAssurance Corp.	1,080	24,743
*Prog Holdings, Inc.	739	29,893
Progressive Corp. (The)	16,980	1,611,062
*Prosperity Bancshares, Inc.	3,418	257,410
*Provident Financial Holdings, Inc.	56	955
Provident Financial Services, Inc.	3,765	93,221
Prudential BanCorp, Inc.	91	1,364
*Prudential Financial, Inc.	12,951	1,425,258
Pzena Investment Management, Inc., Class A	64	696
QCR Holdings, Inc.	723	39,866
#*Radian Group, Inc.	7,519	179,479
Raymond James Financial, Inc.	8,400	828,156
RBB BanCorp	8	205
Red River Bancshares, Inc.	29	1,519
Regional Management Corp.	8	409
Regions Financial Corp.	22,244	526,738
*Reinsurance Group of America, Inc.	2,083	245,961
Reliant BanCorp, Inc.	8	271
RenaissanceRe Holdings, Ltd.	1,128	159,950
Renasant Corp.	9,728	363,924
*Republic BanCorp, Inc., Class A	720	38,894
*Republic First BanCorp, Inc.	16	50
*Rhinebeck BanCorp, Inc.	138	1,490
Richmond Mutual BanCorp, Inc.	8	127
*RLI Corp.	2,047	221,711
S&P Global, Inc.	6,648	3,152,216
*S&T BanCorp, Inc.	752	22,981
Safety Insurance Group, Inc.	357	27,992
*Salisbury BanCorp, Inc.	25	1,308
*Sandy Spring BanCorp, Inc.	682	32,368
Santander Consumer USA Holdings, Inc.	7,414	309,164
SB Financial Group, Inc.	85	1,590
*Sculptor Capital Management, Inc.	402	10,653
*Seacoast Banking Corp. of Florida	1,550	56,467
*Security National Financial Corp., Class A	17	150
SEI Investments Co.	6,034	380,383
*Selective Insurance Group, Inc.	1,166	91,379
*Selectquote, Inc.	1,577	20,958
ServisFirst Bancshares, Inc.	961	77,178
*Shore Bancshares, Inc.	8	148
Sierra BanCorp	8	200

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Signature Bank	2,228	$663,543
*Silvercrest Asset Management Group, Inc., Class A	237	3,792
*Simmons First National Corp., Class A	2,006	59,959
*SiriusPoint, Ltd.	40	376
SLM Corp.	18,082	331,805
SmartFinancial, Inc.	8	208
South Plains Financial, Inc.	8	208
*Southern First Bancshares, Inc.	33	1,778
*Southern Missouri BanCorp, Inc.	48	2,611
Southside Bancshares, Inc.	635	26,238
*SouthState Corp.	1,300	101,517
Spirit of Texas Bancshares, Inc.	8	195
*State Auto Financial Corp.	16	821
State Street Corp.	12,580	1,239,759
StepStone Group, Inc., Class A	209	9,819
Sterling BanCorp	40,615	1,033,652
*Sterling BanCorp, Inc.	16	87
Stewart Information Services Corp.	910	64,765
*Stifel Financial Corp.	4,059	295,779
#*Stock Yards BanCorp, Inc.	1,145	70,131
*StoneX Group, Inc.	802	55,426
Summit Financial Group, Inc.	8	201
*SVB Financial Group	1,765	1,266,211
*SWK Holdings Corp.	158	2,999
Synchrony Financial	22,250	1,033,512
Synovus Financial Corp.	8,700	405,333
T Rowe Price Group, Inc.	7,792	1,689,929
Territorial BanCorp, Inc.	47	1,179
*Texas Capital Bancshares, Inc.	805	48,783
TFS Financial Corp.	2,015	39,212
*Timberland BanCorp, Inc.	44	1,221
Tiptree, Inc.	8	125
*Tompkins Financial Corp.	308	25,290
Towne Bank	10,620	334,742
Tradeweb Markets, Inc., Class A	2,497	222,483
Travelers Cos, Inc. (The)	10,709	1,722,864
TriCo Bancshares	743	32,566
*TriState Capital Holdings, Inc.	320	9,616
*Triumph BanCorp, Inc.	179	20,997
Truist Financial Corp.	31,600	2,005,652
#*Trupanion, Inc.	491	50,278
*TrustCo Bank Corp. NY	166	5,571
*Trustmark Corp.	956	30,410
*UMB Financial Corp.	947	93,583
*Umpqua Holdings Corp.	30,148	616,527
*United Bankshares, Inc.	2,466	91,217
United Community Banks, Inc.	1,725	60,099
*United Fire Group, Inc.	138	2,819
*United Insurance Holdings Corp.	8	31
*Unity BanCorp, Inc.	56	1,420
Universal Insurance Holdings, Inc.	16	236
*Univest Financial Corp.	209	5,998
Unum Group	4,013	102,211
US BanCorp	36,805	2,221,918
Valley National BanCorp	12,730	168,800
*Veritex Holdings, Inc.	2,658	108,845

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Victory Capital Holdings, Inc., Class A	142	$5,382
*Virtu Financial, Inc., Class A	5,057	125,818
Virtus Investment Partners, Inc.	83	26,560
*Voya Financial, Inc.	3,964	276,568
*W R Berkley Corp.	6,830	543,668
Walker & Dunlop, Inc.	2,925	380,455
*Washington Federal, Inc.	1,015	35,890
Washington Trust BanCorp, Inc.	292	15,961
Waterstone Financial, Inc.	117	2,418
*Webster Financial Corp.	1,708	95,580
*Wells Fargo & Co.	94,881	4,854,112
*WesBanco, Inc.	938	32,614
West BanCorp, Inc.	8	254
*Westamerica BanCorp	8,918	497,268
*Western Alliance BanCorp	5,517	640,469
*Western New England BanCorp, Inc.	316	3,075
White Mountains Insurance Group, Ltd.	12	12,660
Willis Towers Watson PLC	4,811	1,165,609
Wintrust Financial Corp.	8,692	769,242
WisdomTree Investments, Inc.	2,160	13,802
#*World Acceptance Corp.	350	64,887
*WSFS Financial Corp.	720	37,303
*Zions BanCorp NA	9,338	588,201

TOTAL FINANCIALS		171,084,277

HEALTH CARE (12.6%)
*10X Genomics, Inc., Class A	913	147,240
*Aadi Bioscience, Inc.	28	756
Abbott Laboratories	41,732	5,378,837
AbbVie, Inc.	53,510	6,135,992
*ABIOMED, Inc.	936	310,789
*Acadia Healthcare Co., Inc.	5,092	315,704
*ACADIA Pharmaceuticals, Inc.	1,845	33,118
*Acceleron Pharma, Inc.	1,232	214,590
*Accuray, Inc.	1,295	6,462
*Aclaris Therapeutics, Inc.	8	139
*Acorda Therapeutics, Inc.	171	696
#*Adaptive Biotechnologies Corp.	4,181	139,687
*Addus HomeCare Corp.	2,197	205,419
*Adverum Biotechnologies, Inc.	24	54
*Aeglea BioTherapeutics, Inc.	8	59
Agilent Technologies, Inc.	8,259	1,300,710
#*Agios Pharmaceuticals, Inc.	1,226	57,622
*Akebia Therapeutics, Inc.	1,894	5,436
*Akero Therapeutics, Inc.	117	2,514
*Albireo Pharma, Inc.	8	234
*Aldeyra Therapeutics, Inc.	175	1,592
*Align Technology, Inc., Class A	1,608	1,003,987
*Alkermes PLC	2,725	82,540
*Allakos, Inc.	547	55,017
*Allogene Therapeutics, Inc.	301	5,189
*Allscripts Healthcare Solutions, Inc.	3,165	43,614
*Alnylam Pharmaceuticals, Inc.	2,801	446,928
*Alphatec Holdings, Inc.	2,203	25,841
*Amedisys, Inc., Class B	770	130,392
AmerisourceBergen Corp.	6,451	787,151
*Amgen, Inc.	17,190	3,557,814

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*AMN Healthcare Services, Inc.	2,253	$222,371
*Amneal Pharmaceuticals, Inc.	3,243	17,804
*Amphastar Pharmaceuticals, Inc.	780	14,570
*AnaptysBio, Inc.	390	12,831
*AngioDynamics, Inc.	709	20,277
*ANI Pharmaceuticals, Inc.	165	6,168
#*Anika Therapeutics, Inc.	8	333
*Antares Pharma, Inc.	40	150
*Anthem, Inc.	7,670	3,337,447
#*Apollo Medical Holdings, Inc.	677	46,463
*Applied Genetic Technologies Corp.	8	21
*Aptinyx, Inc.	16	36
*Apyx Medical Corp.	154	2,202
*Aravive, Inc.	8	28
*Arcus Biosciences, Inc.	202	6,755
*Arcutis Biotherapeutics, Inc.	965	20,439
*Ardelyx, Inc.	181	219
*Arena Pharmaceuticals, Inc., Class A	534	30,646
*Arrowhead Pharmaceuticals, Inc.	2,252	143,723
*Arvinas, Inc.	320	27,706
*Assembly Biosciences, Inc.	16	50
*Atara Biotherapeutics, Inc., Class A	2,078	32,167
*Athenex, Inc.	569	1,445
*Atreca, Inc., Class A	264	1,368
*AtriCure, Inc.	5,900	442,854
*Atrion Corp.	66	48,048
*Avanos Medical, Inc.	2,787	87,902
*Avantor, Inc.	8,606	347,510
*Avid Bioservices, Inc.	2,225	68,263
#*Avidity Biosciences, Inc.	444	9,990
*Axcella Health, Inc.	16	51
*Axogen, Inc.	16	243
*Axonics, Inc.	777	56,993
*Baxter International, Inc.	18,969	1,497,792
*Becton Dickinson and Co.	6,319	1,513,969
*BioDelivery Sciences International, Inc.	653	2,664
*Biogen, Inc.	6,406	1,708,352
*Biohaven Pharmaceutical Holding Co., Ltd.	1,030	146,590
*Biolife Solutions, Inc.	389	20,675
*BioMarin Pharmaceutical, Inc.	6,417	508,419
*Bio-Rad Laboratories, Inc., Class A	828	657,995
Bio-Techne Corp.	1,335	699,073
*Bluebird Bio, Inc.	3,291	77,042
*Blueprint Medicines Corp.	1,686	189,658
*Boston Scientific Corp.	28,191	1,215,878
*Bridgebio Pharma, Inc.	252	12,444
Bristol-Myers Squibb Co.	57,688	3,368,979
*Brookdale Senior Living, Inc.	4,453	28,944
*Bruker Corp.	6,789	545,157
*Calithera Biosciences, Inc.	16	31
*Calyxt, Inc.	8	26
*Cara Therapeutics, Inc.	1,878	31,607
Cardinal Health, Inc.	11,578	553,544
*Cardiovascular Systems, Inc.	11,819	414,611
*CareDx, Inc.	71	3,621
*CASI Pharmaceuticals, Inc.	208	225

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Castle Biosciences, Inc.	325	$20,264
*Catalent, Inc.	5,244	722,938
*Catalyst Biosciences, Inc.	298	980
*Catalyst Pharmaceuticals, Inc.	45	265
*cbdMD, Inc.	8	14
*Celldex Therapeutics, Inc.	136	5,785
*Centene Corp.	19,744	1,406,563
Cerner Corp.	10,855	806,418
*Champions Oncology, Inc.	101	987
*Charles River Laboratories International, Inc.	1,847	828,712
Chemed Corp.	828	399,303
#*ChemoCentryx, Inc.	190	6,614
*Chimerix, Inc.	16	84
*Chinook Therapeutics, Inc.	70	752
*Cigna Corp.	9,841	2,102,136
*Codexis, Inc.	1,782	61,960
*Collegium Pharmaceutical, Inc.	1,240	24,341
*Community Health Systems, Inc.	13,284	174,020
*Computer Programs and Systems, Inc.	8	289
*Concert Pharmaceuticals, Inc.	8	22
CONMED Corp.	464	67,874
Cooper Cos, Inc. (The)	1,607	669,990
*Corcept Therapeutics, Inc.	978	17,604
*Cortexyme, Inc.	220	2,904
*CorVel Corp.	1,528	279,960
*Covetrus, Inc.	2,966	59,884
*Crinetics Pharmaceuticals, Inc.	50	1,246
*Cross Country Healthcare, Inc.	2,397	49,690
*CryoLife, Inc.	1,042	21,507
*Cutera, Inc.	1,170	50,310
CVS Health Corp.	39,940	3,565,843
*Cyclerion Therapeutics, Inc.	8	20
*Cymabay Therapeutics, Inc.	16	62
Danaher Corp.	14,916	4,650,361
*DaVita, Inc.	5,344	551,715
*Deciphera Pharmaceuticals, Inc.	283	9,449
*Denali Therapeutics, Inc.	2,324	112,365
DENTSPLY SIRONA, Inc.	8,533	488,173
*DexCom, Inc.	1,604	999,629
*Eagle Pharmaceuticals, Inc.	8	419
#*Editas Medicine, Inc.	8,151	299,305
*Edwards Lifesciences Corp.	11,934	1,429,932
*Elanco Animal Health, Inc.	16,112	529,763
Eli Lilly & Co.	23,624	6,018,450
*Emergent BioSolutions, Inc.	807	38,470
*Enanta Pharmaceuticals, Inc.	369	31,679
Encompass Health Corp.	4,519	287,228
*Endo International PLC	3,279	13,936
*Enochian Biosciences, Inc.	8	75
Ensign Group, Inc. (The)	2,596	202,514
*Envista Holdings Corp.	4,077	159,411
*Enzo Biochem, Inc.	200	688
*Evelo Biosciences, Inc.	8	71
*Evolent Health, Inc., Class A	14,548	425,820
*Exact Sciences Corp.	4,463	424,967
*Exelixis, Inc.	11,554	248,527
*Fate Therapeutics, Inc.	2,444	131,487

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*FibroGen, Inc.	280	$3,114
*Five Star Senior Living, Inc.	16	66
#*Fluidigm Corp.	16	82
*Forma Therapeutics Holdings, Inc.	632	11,730
#*G1 Therapeutics, Inc.	1,950	28,255
*Generation Bio Co.	962	20,164
Gilead Sciences, Inc.	35,352	2,293,638
*Glaukos Corp.	65	2,971
*Global Blood Therapeutics, Inc.	321	11,723
*Globus Medical, Inc.	989	76,321
*GlycoMimetics, Inc.	8	15
*Gritstone Oncology, Inc.	8	88
#*Guardant Health, Inc.	3,285	383,655
*Haemonetics Corp.	1,214	83,414
*Halozyme Therapeutics, Inc.	2,417	92,015
*Hanger, Inc.	2,680	50,062
*Harmony Biosciences Holdings, Inc.	188	7,796
*Harvard Bioscience, Inc.	8	60
HCA Healthcare, Inc.	6,541	1,638,259
*Health Catalyst, Inc.	192	10,107
*HealthEquity, Inc.	2,803	185,503
*HealthStream, Inc.	376	10,005
*Henry Schein, Inc.	4,853	370,527
#*Heron Therapeutics, Inc.	1,334	14,687
*Heska Corp.	150	33,529
*Hill-Rom Holdings, Inc.	2,090	323,741
*Hologic, Inc.	9,945	729,068
*Homology Medicines, Inc.	16	92
*Hookipa Pharma, Inc.	98	477
*Horizon Therapeutics PLC	7,752	929,542
Humana, Inc.	3,373	1,562,239
*ICU Medical, Inc.	355	83,116
*Ideaya Biosciences, Inc.	197	4,224
*IDEXX Laboratories, Inc., Class B	2,463	1,640,703
*IGM Biosciences, Inc.	84	3,941
*Illumina, Inc.	2,459	1,020,633
*ImmuCell Corp.	117	1,030
*Immunovant, Inc.	140	1,126
#*Inari Medical, Inc.	195	17,651
*Incyte Corp.	6,671	446,824
*InfuSystem Holdings, Inc.	15	249
*Innoviva, Inc.	5,682	99,151
*Inogen, Inc., Class A	1,131	44,844
*Inovalon Holdings, Inc., Class A	417	17,009
#*Inovio Pharmaceuticals, Inc.	2,645	18,885
*Insmed, Inc.	315	9,497
*Insulet Corp.	542	168,031
*Integer Holdings Corp.	706	63,554
*Integra LifeSciences Holdings Corp.	3,362	223,439
*Intellia Therapeutics, Inc.	929	123,538
*Intra-Cellular Therapies, Inc.	1,095	47,162
*IntriCon Corp.	100	1,700
*Intuitive Surgical, Inc.	7,482	2,701,975
*Invacare Corp.	443	2,188
*Ionis Pharmaceuticals, Inc.	4,285	136,563
*Iovance Biotherapeutics, Inc.	2,140	52,023

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*IQVIA Holdings, Inc.	6,636	$1,734,783
*iRadimed Corp.	55	2,053
*iRhythm Technologies, Inc.	484	33,948
*Ironwood Pharmaceuticals, Inc.	10,549	134,711
*IVERIC bio, Inc.	3,717	65,791
*Jazz Pharmaceuticals PLC	1,800	239,472
Johnson & Johnson	80,812	13,162,659
*Joint Corp. (The)	734	64,210
*Jounce Therapeutics, Inc.	16	140
#*Kala Pharmaceuticals, Inc.	8	14
*KalVista Pharmaceuticals, Inc.	8	144
*Karuna Therapeutics, Inc.	14	1,965
*Kodiak Sciences, Inc.	921	107,840
*Krystal Biotech, Inc.	670	33,560
*Kura Oncology, Inc.	4,245	69,703
*Laboratory Corp. of America Holdings	3,632	1,042,457
*Lannett Co., Inc.	505	1,379
*Lantheus Holdings, Inc.	2,561	59,902
*Larimar Therapeutics, Inc.	180	2,151
*LeMaitre Vascular, Inc.	590	30,686
*LHC Group, Inc.	1,686	226,919
*Ligand Pharmaceuticals, Inc.	1,541	224,894
*LivaNova PLC	799	61,299
*MacroGenics, Inc.	2,467	48,181
*Madrigal Pharmaceuticals, Inc.	347	26,979
*Magellan Health, Inc.	194	18,397
*Magenta Therapeutics, Inc.	16	102
*Masimo Corp.	2,235	633,712
McKesson Corp.	6,149	1,278,254
*MediciNova, Inc.	8	27
#*MEDNAX, Inc.	11,597	315,786
*Medpace Holdings, Inc.	1,447	327,818
Medtronic PLC	28,285	3,390,240
*MeiraGTx Holdings PLC	16	344
Merck & Co., Inc.	65,010	5,724,131
*Meridian Bioscience, Inc.	1,650	31,037
*Merit Medical Systems, Inc.	861	57,911
*Mersana Therapeutics, Inc.	99	847
Mesa Laboratories, Inc.	214	65,420
*Mettler-Toledo International, Inc.	828	1,226,169
*Minerva Neurosciences, Inc.	348	487
*Mirati Therapeutics, Inc.	1,248	235,897
*Moderna, Inc.	9,012	3,111,033
*ModivCare, Inc.	882	143,563
*Molina Healthcare, Inc.	2,499	739,004
*Morphic Holding, Inc.	200	11,500
*Mustang Bio, Inc.	345	773
*Myriad Genetics, Inc.	17,665	543,552
*Natera, Inc.	1,085	124,308
*National HealthCare Corp.	2,662	186,180
*National Research Corp.	720	31,176
*Natus Medical, Inc.	520	13,026
#*Nektar Therapeutics	30,459	461,758
*Neogen Corp.	1,824	77,173
*NeoGenomics, Inc.	4,135	190,210
*Neurocrine Biosciences, Inc.	3,574	376,735
*Nevro Corp.	536	60,965

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*NextCure, Inc.	185	$1,521
*NextGen Healthcare, Inc.	2,420	39,833
*NGM Biopharmaceuticals, Inc.	2,898	53,526
#*Novavax, Inc.	847	126,059
*Novocure, Ltd.	2,391	245,245
*NuVasive, Inc.	485	25,880
*Odonate Therapeutics, Inc.	65	200
*Omnicell, Inc.	2,950	525,543
#*OPKO Health, Inc.	4,755	18,021
*OptimizeRx Corp.	68	6,576
*Option Care Health, Inc.	3,023	82,619
*OraSure Technologies, Inc.	2,100	22,407
#*Organogenesis Holdings, Inc.	551	6,050
Organon & Co.	10,276	377,643
*Orgenesis, Inc.	8	38
*Orthofix Medical, Inc.	300	10,794
*OrthoPediatrics Corp.	326	23,201
*Osmotica Pharmaceuticals PLC	8	14
*Otonomy, Inc.	111	233
*Owens & Minor, Inc.	4,726	169,569
*Pacira BioSciences, Inc.	616	32,204
Patterson Cos., Inc.	11,159	348,830
*PDS Biotechnology Corp.	8	96
*Pennant Group, Inc. (The)	744	19,024
#*Penumbra, Inc.	566	156,527
*PerkinElmer, Inc.	3,477	615,047
Perrigo Co. PLC	4,021	181,548
*Personalis, Inc.	122	2,394
#*PetIQ, Inc.	1,237	30,987
Pfizer, Inc.	138,358	6,051,779
#*Phathom Pharmaceuticals, Inc.	37	871
Phibro Animal Health Corp., Class A	29	636
*Pieris Pharmaceuticals, Inc.	8	37
#*Pliant Therapeutics, Inc.	370	5,894
#*Precigen, Inc.	886	4,279
*Precipio, Inc.	8	19
Premier, Inc., Class A	3,471	135,195
*Prestige Consumer Healthcare, Inc.	829	49,732
*Pro-Dex, Inc.	50	1,213
*Progyny, Inc.	466	28,626
*Protagonist Therapeutics, Inc.	510	15,892
*Prothena Corp. PLC	317	17,546
*Puma Biotechnology, Inc.	37	189
*Quanterix Corp.	316	15,993
Quest Diagnostics, Inc.	5,257	771,622
*Quidel Corp.	1,346	178,708
*R1 RCM, Inc.	6,690	145,173
*RadNet, Inc.	2,306	71,694
*RAPT Therapeutics, Inc.	231	7,295
*Regeneron Pharmaceuticals, Inc.	2,938	1,880,144
*REGENXBIO, Inc.	2,382	84,418
*Repligen Corp.	2,311	671,345
*Replimune Group, Inc.	2,220	65,512
*ResMed, Inc.	4,921	1,293,780
*Rhythm Pharmaceuticals, Inc.	61	702
*Rocket Pharmaceuticals, Inc.	781	23,204

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*Rubius Therapeutics, Inc.	32	$455
*Sage Therapeutics, Inc.	108	4,359
*Sangamo Therapeutics, Inc.	4,688	38,067
*Sarepta Therapeutics, Inc.	850	67,260
*Scholar Rock Holding Corp.	268	7,048
*scPharmaceuticals, Inc.	8	47
*Seagen, Inc.	4,554	803,007
*SeaSpine Holdings Corp.	15	224
Select Medical Holdings Corp.	2,896	96,205
*Shockwave Medical, Inc.	128	27,354
*SI-BONE, Inc.	894	20,160
*Sierra Oncology, Inc.	100	2,027
*SIGA Technologies, Inc.	16	115
Simulations Plus, Inc.	89	4,494
*Sio Gene Therapies, Inc.	8	15
*Spectrum Pharmaceuticals, Inc.	40	73
*Spero Therapeutics, Inc.	113	1,984
*Springworks Therapeutics, Inc.	372	24,946
*STAAR Surgical Co.	215	25,469
*Stereotaxis, Inc.	773	4,561
STERIS PLC	2,897	677,145
*Stoke Therapeutics, Inc.	458	10,456
Stryker Corp.	8,299	2,208,115
#*Supernus Pharmaceuticals, Inc.	6,336	189,130
*Surface Oncology, Inc.	8	59
*Surgery Partners, Inc.	1,149	47,270
*Surmodics, Inc.	558	31,058
*Sutro Biopharma, Inc.	1,055	21,269
*Syndax Pharmaceuticals, Inc.	26	506
*Syneos Health, Inc.	4,682	437,018
*Synlogic, Inc.	8	20
*Tactile Systems Technology, Inc.	1,177	40,595
*Tandem Diabetes Care, Inc.	264	35,991
*Taro Pharmaceutical Industries, Ltd.	29	1,612
*TCR2 Therapeutics, Inc.	256	1,613
#*Teladoc Health, Inc.	4,273	639,198
*Teleflex, Inc.	1,656	591,093
*Tenet Healthcare Corp.	3,589	257,188
*Thermo Fisher Scientific, Inc.	9,970	6,311,708
#*Tivity Health, Inc.	3,223	80,639
*TransMedics Group, Inc.	8	219
*Travere Therapeutics, Inc.	1,392	40,104
#*Tricida, Inc.	16	73
*Triple-S Management Corp., Class B	8	282
*Turning Point Therapeutics, Inc.	39	1,622
*Twist Bioscience Corp.	733	87,080
*Ultragenyx Pharmaceutical, Inc.	1,390	116,649
*United Therapeutics Corp.	1,674	319,332
UnitedHealth Group, Inc.	26,312	12,115,887
*Unity Biotechnology, Inc.	860	2,055
*Universal Health Services, Inc., Class B	3,317	411,640
US Physical Therapy, Inc.	2,454	264,688
*Utah Medical Products, Inc.	17	1,646
*Vanda Pharmaceuticals, Inc.	920	15,750
*Varex Imaging Corp.	774	20,782
*VBI Vaccines, Inc.	603	1,749
*Veeva Systems, Inc., Class A	2,998	950,396

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Venus Concept, Inc.	8	$15
#*Vericel Corp.	551	25,357
*Vertex Pharmaceuticals, Inc.	7,160	1,324,099
Viatris, Inc.	18,223	243,277
*ViewRay, Inc.	5,650	41,301
*Viking Therapeutics, Inc.	24	140
*Vir Biotechnology, Inc.	912	34,410
*Vocera Communications, Inc.	616	34,853
#*Voyager Therapeutics, Inc.	8	29
*Waters Corp.	2,210	812,286
*WaVe Life Sciences, Ltd.	94	431
West Pharmaceutical Services, Inc.	2,549	1,095,764
*Windtree Therapeutics, Inc.	8	14
*X4 Pharmaceuticals, Inc.	129	624
*Xencor, Inc.	51	2,018
*Xenon Pharmaceuticals, Inc.	71	2,212
*Xeris Biopharma Holdings, Inc.	514	956
*y-Mabs Therapeutics, Inc.	742	18,224
Zimmer Biomet Holdings, Inc.	7,396	1,058,516
#*ZIOPHARM Oncology, Inc.	956	1,434
Zoetis, Inc.	12,990	2,808,438
*Zogenix, Inc.	1,547	23,716

TOTAL HEALTH CARE		168,790,391

INDUSTRIALS (10.3%)
3M Co.	18,878	3,373,121
A O Smith Corp.	5,216	381,133
*AAON, Inc.	756	54,167
*AAR Corp.	8,919	315,465
ABM Industries, Inc.	5,162	227,180
*Acacia Research Corp.	8	46
ACCO Brands Corp.	4,031	33,336
Acuity Brands, Inc.	2,070	425,240
ADT, Inc.	20,082	167,685
#Advanced Drainage Systems, Inc.	1,308	147,542
*AECOM	5,542	378,907
Aerojet Rocketdyne Holdings, Inc.	2,807	123,536
*AeroVironment, Inc.	309	27,535
AGCO Corp.	2,759	337,177
Air Lease Corp.	2,797	112,020
*Air Transport Services Group, Inc.	1,885	46,918
*Akerna Corp.	8	21
Alamo Group, Inc.	403	60,934
*Alaska Air Group, Inc.	6,801	359,093
Albany International Corp.	639	51,535
*Allegiant Travel Co.	2,107	369,294
Allegion PLC	3,337	428,137
#*Allied Motion Technologies, Inc.	60	2,109
Allison Transmission Holdings, Inc.	7,183	239,625
Altra Industrial Motion Corp.	919	47,926
AMERCO	861	634,548
*Ameresco, Inc., Class A	23	1,889
#*American Airlines Group, Inc.	18,826	361,459
*American Superconductor Corp.	8	147
#*American Woodmark Corp.	3,086	212,132
*AMETEK, Inc.	8,332	1,103,157

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*API Group Corp.	4,270	$93,001
Apogee Enterprises, Inc.	907	38,031
Applied Industrial Technologies, Inc.	22	2,145
ArcBest Corp.	842	75,654
Arcosa, Inc.	889	45,988
Argan, Inc.	8	330
*Armstrong Flooring, Inc.	263	747
Armstrong World Industries, Inc.	987	104,277
*ASGN, Inc.	951	113,797
*Astec Industries, Inc.	3,299	176,101
*Astronics Corp.	8	103
*Atkore, Inc.	439	41,499
*Atlas Air Worldwide Holdings, Inc., Class A	2,344	190,145
#*Avis Budget Group, Inc.	6,381	1,105,891
*Axon Enterprise, Inc.	1,688	303,772
*Azek Co., Inc. (The)	2,623	96,238
AZZ, Inc.	985	52,333
*Barnes Group, Inc.	287	12,037
*Barrett Business Services, Inc.	39	3,198
*Beacon Roofing Supply, Inc.	1,454	76,873
BGSF, Inc.	114	1,371
*Blue Bird Corp.	1,130	22,159
*BlueLinx Holdings, Inc.	52	2,477
*Boeing Co. (The)	8,525	1,764,931
Boise Cascade Co.	4,293	243,070
*Booz Allen Hamilton Holding Corp.	5,112	444,028
*Brady Corp., Class A	728	37,922
*BrightView Holdings, Inc.	17,366	275,425
*Brink’s Co. (The)	3,090	212,839
*Builders FirstSource, Inc.	8,777	511,436
BWX Technologies, Inc.	3,665	207,952
*CACI International, Inc., Class A	724	208,251
CAI International, Inc.	8	447
*Carlisle Cos., Inc.	1,982	441,827
Carrier Global Corp.	26,086	1,362,472
*Casella Waste Systems, Inc.	895	77,614
Caterpillar, Inc.	17,573	3,585,068
*CBIZ, Inc.	4,492	164,901
*CECO Environmental Corp.	16	110
CH Robinson Worldwide, Inc.	5,360	519,866
*Chart Industries, Inc.	605	107,400
*Cimpress PLC	227	20,276
*Cintas Corp.	3,575	1,548,333
*CIRCOR International, Inc.	8	228
*Civeo Corp.	69	1,557
*Clarivate PLC	6,262	146,844
*Clean Harbors, Inc.	3,326	374,308
*Colfax Corp.	3,115	160,796
*Columbus McKinnon Corp.	535	25,289
*Comfort Systems USA, Inc.	708	64,761
*Commercial Vehicle Group, Inc.	16	161
*Concrete Pumping Holdings, Inc.	16	138
*Construction Partners, Inc., Class A	776	27,633
*Copa Holdings SA, Class A	30	2,219
*Copart, Inc.	7,718	1,198,528
*Cornerstone Building Brands, Inc.	1,515	21,680
Costamare, Inc.	2,592	34,759

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*CoStar Group, Inc.	8,611	$740,977
Covanta Holding Corp.	16,319	329,317
*Covenant Logistics Group, Inc.	8	227
CRA International, Inc.	40	4,393
*Crane Co.	1,190	122,903
CSW Industrials, Inc.	699	96,895
*CSX Corp.	67,332	2,435,398
*Cummins, Inc.	5,798	1,390,592
*Curtiss-Wright Corp.	1,766	225,483
*Daseke, Inc.	32	302
Deere & Co.	8,981	3,074,286
*Delta Air Lines, Inc.	16,382	641,028
*Deluxe Corp.	6,083	216,981
*Donaldson Co., Inc.	6,447	386,884
Douglas Dynamics, Inc.	474	20,050
*Dover Corp.	5,658	956,655
*Ducommun, Inc.	8	387
*Dxp Enterprises, Inc.	8	264
*Dycom Industries, Inc.	273	21,682
Eaton Corp PLC	11,306	1,862,777
*Echo Global Logistics, Inc.	1,151	55,513
EMCOR Group, Inc.	3,394	412,337
*Emerson Electric Co.	18,106	1,756,463
*Encore Wire Corp.	532	71,320
*Energy Recovery, Inc.	869	17,658
Enerpac Tool Group Corp.	12,808	267,559
EnerSys	37	2,961
Eneti, Inc.	8	113
#Ennis, Inc.	110	2,083
EnPro Industries, Inc.	604	54,155
#*Equifax, Inc.	4,333	1,202,104
*ESCO Technologies, Inc.	71	6,004
*Evoqua Water Technologies Corp.	2,428	101,563
*ExOne Co. (The)	8	184
Expeditors International of Washington, Inc.	5,371	662,029
Exponent, Inc.	530	60,844
Fastenal Co.	21,913	1,250,794
*Federal Signal Corp.	528	22,604
FedEx Corp.	6,442	1,517,284
Flowserve Corp.	2,363	79,444
*Fluor Corp.	1,845	35,867
*Forrester Research, Inc.	419	22,312
Fortive Corp.	10,917	826,526
Fortune Brands Home & Security, Inc.	4,904	497,266
*Forward Air Corp.	86	8,648
*Franklin Covey Co.	88	3,718
*Franklin Electric Co., Inc.	1,717	148,314
*FTI Consulting, Inc.	4,707	677,431
*Fuel Tech, Inc.	278	573
#*Fuelcell Energy, Inc.	1,296	10,355
*Gates Industrial Corp. PLC	142	2,334
*GATX Corp.	4,338	411,459
Genco Shipping & Trading, Ltd.	2,562	43,990
*Gencor Industries, Inc.	8	89
*Generac Holdings, Inc.	1,798	896,411
General Dynamics Corp.	9,030	1,830,833

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
General Electric Co.	23,699	$2,485,314
*Gibraltar Industries, Inc.	238	15,508
Global Industrial Co.	1,979	80,308
#*GMS, Inc.	213	10,550
*Gorman-Rupp Co. (The)	517	21,983
Graco, Inc.	8,083	607,680
*GrafTech International, Ltd.	5,284	56,539
*Graham Corp.	121	1,538
Granite Construction, Inc.	570	21,158
*Great Lakes Dredge & Dock Corp.	7,115	108,290
*Greenbrier Cos., Inc. (The)	762	31,257
*Griffon Corp.	3,437	91,046
*GXO Logistics, Inc.	3,063	271,994
*H&E Equipment Services, Inc.	2,382	107,381
*Harsco Corp.	4,222	72,196
*Hawaiian Holdings, Inc.	1,900	36,765
*Healthcare Services Group, Inc.	3,789	72,711
Heartland Express, Inc.	2,735	44,663
HEICO Corp.	1,157	161,274
HEICO Corp., Class A	2,331	292,960
*Heidrick & Struggles International, Inc.	847	39,707
Helios Technologies, Inc.	590	53,720
Herc Holdings, Inc.	2,909	529,554
*Heritage-Crystal Clean, Inc.	8	277
*Herman Miller, Inc.	1,323	51,491
*Hexcel Corp.	1,424	80,798
Hillenbrand, Inc.	789	35,868
*Hirequest, Inc.	7	126
*HNI Corp.	2,643	98,848
Honeywell International, Inc.	17,275	3,776,661
*Howmet Aerospace, Inc.	14,974	444,578
*Hub Group, Inc., Class A	10,287	808,250
*Hubbell, Inc.	2,487	495,833
*Huntington Ingalls Industries, Inc.	2,056	416,813
*Huron Consulting Group, Inc., Class A	390	19,562
*Hyster-Yale Materials Handling, Inc.	8	384
*IAA, Inc.	2,971	177,220
ICF International, Inc.	1,028	103,304
IDEX Corp.	2,539	565,105
*IES Holdings, Inc., Class A	614	30,608
IHS Markit, Ltd.	5,653	738,960
*Illinois Tool Works, Inc.	9,125	2,079,314
*Infrastructure and Energy Alternatives, Inc.	388	4,295
*Ingersoll Rand, Inc.	12,822	689,311
*INNOVATE Corp.	8	32
Innovative Solutions and Support, Inc.	172	1,163
Insperity, Inc.	1,439	179,875
Insteel Industries, Inc.	406	16,512
*Interface, Inc.	464	6,663
ITT, Inc.	5,575	524,440
Jacobs Engineering Group, Inc.	4,901	688,198
*JB Hunt Transport Services, Inc.	4,596	906,285
*JELD-WEN Holding, Inc.	8,316	227,942
*JetBlue Airways Corp.	7,665	107,540
John Bean Technologies Corp., Class A	1,201	177,448
Johnson Controls International PLC	21,409	1,570,778
Kadant, Inc.	3,274	727,221

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Kaman Corp.	1,072	$38,367
*Kansas City Southern	1,933	599,713
*KAR Auction Services, Inc.	3,313	48,602
KBR, Inc.	4,175	177,187
*Kelly Services, Inc., Class A	1,446	26,071
*Kennametal, Inc.	15,347	610,043
*Kforce, Inc.	1,491	96,557
*Kimball International, Inc., Class B	16	174
*Kirby Corp.	1,767	92,608
*Knight-Swift Transportation Holdings, Inc.	7,062	400,345
Korn Ferry	851	65,706
*Kratos Defense & Security Solutions, Inc.	1,822	38,973
*L3Harris Technologies, Inc.	6,106	1,407,677
*Landstar System, Inc.	1,333	234,355
*Lawson Products, Inc.	37	1,876
*Leidos Holdings, Inc.	5,551	554,989
Lennox International, Inc.	1,620	484,834
*Lincoln Electric Holdings, Inc.	2,210	314,704
*Lindsay Corp.	1,897	276,336
Lockheed Martin Corp.	7,452	2,476,449
#LSI Industries, Inc.	137	1,019
*Lyft, Inc., Class A	9,058	415,490
Macquarie Infrastructure Holdings LLC	5,793	21,376
*Manitex International, Inc.	8	52
*Manitowoc Co., Inc. (The)	228	4,886
ManpowerGroup, Inc.	2,668	257,862
*ManTech International Corp., Class A	22	1,897
Marten Transport, Ltd.	2,225	37,002
*Masco Corp.	8,447	553,701
*Masonite International Corp.	413	49,564
*MasTec, Inc.	4,846	431,924
*Matrix Service Co.	8	82
Matson, Inc.	962	80,115
*Matthews International Corp., Class A	743	25,537
Maxar Technologies, Inc.	711	18,877
*Mayville Engineering Co., Inc.	98	1,740
McGrath RentCorp.	1,167	84,187
*Mercury Systems, Inc.	1,043	53,756
*Meritor, Inc.	8,209	199,807
*Mesa Air Group, Inc.	16	121
*Middleby Corp. (The)	1,629	297,195
*Miller Industries, Inc.	8	289
*Mistras Group, Inc.	8	79
*Moog, Inc., Class A	203	15,333
*MRC Global, Inc.	32	266
*MSA Safety, Inc.	1,786	273,312
*MSC Industrial Direct Co., Inc.	275	23,119
*Mueller Industries, Inc.	1,444	76,012
*Mueller Water Products, Inc., Class A	7,071	116,035
*MYR Group, Inc.	586	59,860
National Presto Industries, Inc.	29	2,411
Nielsen Holdings PLC	16,003	324,061
*NL Industries, Inc.	8	46
*NN, Inc.	8	40
Nordson Corp.	2,248	571,464
*Norfolk Southern Corp.	6,724	1,970,468

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Northrop Grumman Corp.	4,968	$1,774,669
*Northwest Pipe Co.	51	1,212
*NOW, Inc.	1,436	10,368
*NV5 Global, Inc.	4,280	445,676
nVent Electric PLC	7,623	270,235
Old Dominion Freight Line, Inc.	4,233	1,444,935
Omega Flex, Inc.	350	50,666
#*Orbital Energy Group, Inc.	56	150
*Orion Energy Systems, Inc.	16	65
*Orion Group Holdings, Inc.	8	36
*Oshkosh Corp.	1,333	142,631
Otis Worldwide Corp.	14,487	1,163,451
Owens Corning	4,232	395,311
*PACCAR, Inc.	12,677	1,136,113
*PAM Transportation Services, Inc.	96	5,935
Pangaea Logistics Solutions, Ltd.	8	36
Park Aerospace Corp.	8	105
*Parker-Hannifin Corp.	5,025	1,490,365
*Park-Ohio Holdings Corp.	8	187
*Parsons Corp.	59	2,044
Pentair PLC	7,140	528,146
*Perma-Fix Environmental Services, Inc.	8	58
*PGT Innovations, Inc.	2,115	45,155
*Pitney Bowes, Inc.	18,852	130,833
#*Plug Power, Inc.	8,619	329,849
*Powell Industries, Inc.	8	207
Preformed Line Products Co.	20	1,388
Primoris Services Corp.	2,748	74,059
*Proto Labs, Inc.	47	2,811
#*Quad/Graphics, Inc.	16	63
Quanex Building Products Corp.	1,504	31,163
Quanta Services, Inc.	5,038	611,009
*Quest Resource Holding Corp.	8	47
*Radiant Logistics, Inc.	16	108
*Raven Industries, Inc.	135	7,806
Raytheon Technologies Corp.	39,832	3,539,472
*RBC Bearings, Inc.	411	96,145
*Regal Rexnord Corp.	3,963	603,684
Republic Services, Inc.	11,508	1,548,977
*Resideo Technologies, Inc.	2,400	59,184
Resources Connection, Inc.	8	139
REV Group, Inc.	1,267	19,144
*Robert Half International, Inc.	5,547	627,199
*Rockwell Automation, Inc.	4,262	1,361,283
Rollins, Inc.	13,005	458,166
*Roper Technologies, Inc.	3,349	1,633,877
*RR Donnelley & Sons Co.	5,610	35,904
*Rush Enterprises, Inc., Class A	160	8,333
*Rush Enterprises, Inc., Class B	58	2,999
*Ryder System, Inc.	2,484	211,016
*Saia, Inc.	619	193,524
Schneider National, Inc., Class B	73	1,821
Science Applications International Corp.	2,527	226,874
*Sensata Technologies Holding PLC	3,247	178,910
*Shyft Group, Inc. (The)	1,391	57,323
*Sifco Industries, Inc.	150	1,151
*Simpson Manufacturing Co., Inc.	850	90,177

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*SiteOne Landscape Supply, Inc.	2,143	$503,519
*SkyWest, Inc.	5,029	216,398
*Snap-on, Inc.	2,606	529,617
*Southwest Airlines Co.	18,450	872,316
*SP Plus Corp.	8	258
*Spirit AeroSystems Holdings, Inc., Class A	2,065	85,264
*Spirit Airlines, Inc.	1,981	43,285
*SPX Corp.	972	56,463
SPX FLOW, Inc.	134	10,011
*Standex International Corp.	433	48,180
*Stanley Black & Decker, Inc.	6,357	1,142,544
Steelcase, Inc., Class A	3,847	45,779
*Stericycle, Inc.	3,359	224,784
*Sterling Construction Co., Inc.	212	5,096
*Sunrun, Inc.	6,788	391,532
*Team, Inc.	8	19
Tecnoglass, Inc.	1,116	32,230
*Tennant Co.	1,063	84,466
*Terex Corp.	783	35,078
Tetra Tech, Inc.	2,198	386,101
*Textainer Group Holdings, Ltd.	2,017	79,248
*Textron, Inc.	8,644	638,359
*Thermon Group Holdings, Inc.	16	276
Timken Co. (The)	4,574	324,525
*Titan International, Inc.	24	173
*Titan Machinery, Inc.	8	227
Toro Co. (The)	5,099	486,802
*TPI Composites, Inc.	1,537	51,689
Trane Technologies PLC	7,422	1,342,862
*Transcat, Inc.	172	12,879
*TransDigm Group, Inc.	1,708	1,065,485
TransUnion	7,142	823,401
*Trex Co., Inc.	3,758	399,851
*TriMas Corp.	11,369	379,156
*TriNet Group, Inc.	2,554	258,593
Trinity Industries, Inc.	1,954	54,810
Triton International, Ltd.	4,528	281,596
*TrueBlue, Inc.	1,089	30,329
*Tutor Perini Corp.	68	926
*Twin Disc, Inc.	8	109
*Uber Technologies, Inc.	16,553	725,352
UFP Industries, Inc.	1,313	107,443
*Ultralife Corp.	8	50
*UniFirst Corp.	15	2,969
Union Pacific Corp.	20,423	4,930,112
*United Airlines Holdings, Inc.	10,287	474,642
United Parcel Service, Inc., Class B	21,190	4,523,429
*United Rentals, Inc.	3,312	1,255,612
*Univar Solutions, Inc.	2,270	58,067
Universal Logistics Holdings, Inc.	43	906
*Upwork, Inc.	534	25,162
*US Ecology, Inc.	198	6,374
*US Xpress Enterprises, Inc., Class A	16	121
*Valmont Industries, Inc.	370	88,415
*Vectrus, Inc.	8	387
Verisk Analytics, Inc.	5,738	1,206,529

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Veritiv Corp.	81	$8,689
*Viad Corp.	8	355
*Vicor Corp.	809	122,636
#*Virgin Galactic Holdings, Inc.	4,877	91,444
*VSE Corp.	44	2,444
*Wabash National Corp.	3,355	52,103
Waste Management, Inc.	12,913	2,069,050
Watsco, Inc.	807	233,691
*Watts Water Technologies, Inc., Class A	421	79,998
*Welbilt, Inc.	1,468	34,733
*Werner Enterprises, Inc.	3,065	138,906
*WESCO International, Inc.	1,141	147,828
*Westinghouse Air Brake Technologies Corp.	6,631	601,631
*Willdan Group, Inc.	43	1,437
*WillScot Mobile Mini Holdings Corp.	4,332	150,537
*Woodward, Inc.	5,127	579,095
*WW Grainger, Inc.	1,721	797,012
*XPO Logistics, Inc.	3,227	276,877
Xylem, Inc.	5,636	736,005
*Yellow Corp.	32	280
Zurn Water Solutions Corp.	6,654	241,407

TOTAL INDUSTRIALS		138,509,381

INFORMATION TECHNOLOGY (26.3%)
*3D Systems Corp.	234	6,589
*A10 Networks, Inc.	1,336	24,970
Accenture PLC, Class A	19,075	6,843,919
*ACI Worldwide, Inc.	1,892	58,047
#*ACM Research, Inc., Class A	694	73,682
*ADDvantage Technologies Group, Inc.	8	18
*Adobe, Inc.	11,857	7,711,319
ADTRAN, Inc.	1,639	30,289
*Advanced Energy Industries, Inc.	336	30,852
*Advanced Micro Devices, Inc.	28,026	3,369,566
*Agilysys, Inc.	32	1,527
*Akamai Technologies, Inc.	5,962	628,753
*Alarm.com Holdings, Inc.	757	63,785
*Alithya Group, Inc., Class A	841	2,321
*Alliance Data Systems Corp.	2,481	211,505
*Alpha & Omega Semiconductor, Ltd.	1,444	50,035
*Altair Engineering, Inc., Class A	526	40,918
*Alteryx, Inc., Class A	1,378	100,856
*Ambarella, Inc.	450	83,624
Amdocs, Ltd.	5,606	436,371
*American Software, Inc., Class A	8	231
*Amkor Technology, Inc.	10,811	236,977
*Amphenol Corp., Class A	21,465	1,647,868
*Amtech Systems, Inc.	8	120
Analog Devices, Inc.	8,879	1,540,418
*Anaplan, Inc.	1,349	87,968
*ANSYS, Inc.	2,289	868,859
*Appfolio, Inc., Class A	934	122,998
*Appian Corp.	8	795
*Apple, Inc.	483,503	72,428,749
*Applied Materials, Inc.	27,566	3,766,894
*Applied Optoelectronics, Inc.	8	61
*Arista Networks, Inc.	2,484	1,017,670

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Arlo Technologies, Inc.	24	$166
*Arrow Electronics, Inc.	3,102	359,056
*Asana, Inc., Class A	656	89,085
*Aspen Technology, Inc.	2,526	395,799
*Asure Software, Inc.	8	77
*Atlassian Corp. PLC, Class A	2,282	1,045,453
*Autodesk, Inc.	6,032	1,915,824
*Automatic Data Processing, Inc.	13,265	2,977,860
*Avalara, Inc.	1,504	270,179
*Avaya Holdings Corp.	3,683	68,577
*Aviat Networks, Inc.	58	1,659
*Avid Technology, Inc.	4,367	125,071
*Avnet, Inc.	6,297	239,979
*Aware, Inc.	16	56
*Axcelis Technologies, Inc.	2,101	115,408
*AXT, Inc.	16	131
*Badger Meter, Inc.	500	51,125
*Bel Fuse, Inc., Class B	129	1,796
*Belden, Inc.	836	50,336
Benchmark Electronics, Inc.	1,183	27,576
#*Bill.com Holdings, Inc.	802	236,037
BK Technologies Corp.	8	24
*Black Knight, Inc.	6,377	447,091
*Blackbaud, Inc.	1,970	139,890
*Blackline, Inc.	1,067	135,370
*BM Technologies, Inc.	2	18
*Bottomline Technologies DE, Inc.	696	32,225
*Box, Inc., Class A	2,325	60,055
*Brightcove, Inc.	15	149
Broadcom, Inc.	13,278	7,059,514
Broadridge Financial Solutions, Inc.	4,188	747,181
*Brooks Automation, Inc.	3,098	360,762
*Cadence Design Systems, Inc.	8,755	1,515,578
*CalAmp Corp.	16	154
*Calix, Inc.	4,760	297,928
*Cambium Networks Corp.	524	14,787
*Casa Systems, Inc.	154	975
Cass Information Systems, Inc.	8	328
CDK Global, Inc.	4,676	203,500
CDW Corp.	5,530	1,032,175
#*Cerence, Inc.	2,238	235,281
*Ceridian HCM Holding, Inc.	5,610	702,652
*CEVA, Inc.	776	35,393
*ChannelAdvisor Corp.	726	18,520
*Ciena Corp.	5,867	318,519
*Cirrus Logic, Inc.	2,424	195,883
Cisco Systems, Inc.	120,142	6,724,348
Citrix Systems, Inc.	4,370	413,970
*Clearfield, Inc.	8	452
*Cloudflare, Inc., Class A	2,730	531,586
CMC Materials, Inc.	400	51,348
*Cognex Corp.	5,039	441,366
Cognizant Technology Solutions Corp., Class A	20,076	1,567,735
*Cognyte Software, Ltd.	24	478
*Coherent, Inc.	8	2,035
*Cohu, Inc.	1,749	56,038

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*CommScope Holding Co., Inc.	2,433	$26,057
*CommVault Systems, Inc.	39	2,398
Comtech Telecommunications Corp.	8	173
Concentrix Corp.	1,105	196,336
*Conduent, Inc.	14,343	96,815
*Consensus Cloud Solutions, Inc.	485	30,715
*Corning, Inc.	26,290	935,135
*Coupa Software, Inc.	1,121	255,252
*Cps Technologies Corp.	2	10
*Crowdstrike Holdings, Inc., Class A	892	251,366
*CSG Systems International, Inc.	3,143	157,307
*CTS Corp.	828	29,493
*Daktronics, Inc.	16	89
*Datadog, Inc., Class A	2,214	369,849
*Dell Technologies, Inc.	6,762	743,752
*Digi International, Inc.	1,693	36,484
*Digital Turbine, Inc.	2,803	241,226
*Diodes, Inc.	473	45,451
*DocuSign, Inc.	3,376	939,507
Dolby Laboratories, Inc., Class A	1,716	151,609
*Dropbox, Inc., Class A	11,708	356,977
*DSP Group, Inc.	8	176
*Duck Creek Technologies, Inc.	322	10,143
#*DXC Technology Co.	9,756	317,753
*Dynatrace, Inc.	10,593	794,475
*DZS, Inc.	8	87
*Ebix, Inc.	34	1,116
*EchoStar Corp., Class A	62	1,455
*eGain Corp.	16	165
*Elastic NV	1,467	254,539
*EMCORE Corp.	8	60
*Enphase Energy, Inc.	3,546	821,360
Entegris, Inc.	5,373	756,411
*Envestnet, Inc.	869	72,562
*EPAM Systems, Inc.	1,707	1,149,221
*ePlus, Inc.	445	49,204
*Euronet Worldwide, Inc.	2,209	247,828
*Everbridge, Inc.	492	78,381
EVERTEC, Inc.	3,831	173,200
*Evo Payments, Inc., Class A	2,584	56,021
*ExlService Holdings, Inc.	425	52,118
*Extreme Networks, Inc.	11,371	111,777
*F5 Networks, Inc.	2,715	573,272
*Fabrinet	297	28,512
*Fair Isaac Corp.	740	294,668
*FARO Technologies, Inc.	4,132	303,991
Fidelity National Information Services, Inc.	15,687	1,737,178
*First Solar, Inc.	4,146	495,820
*Fiserv, Inc.	5,560	547,604
*Five9, Inc.	798	126,092
*FleetCor Technologies, Inc.	3,312	819,422
*Flex, Ltd.	18,706	316,131
*FormFactor, Inc.	1,616	64,284
*Fortinet, Inc.	5,355	1,801,101
#*fuboTV, Inc.	116	3,458
*Gartner, Inc.	3,441	1,142,102
*Genasys, Inc.	335	1,702

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Genpact, Ltd.	7,558	$372,987
Global Payments, Inc.	7,470	1,068,135
*Globant SA	2,284	729,030
*GoDaddy, Inc., Class A	5,691	393,646
*GreenSky, Inc., Class A	41	502
*Grid Dynamics Holdings, Inc.	1,257	36,139
*GSI Technology, Inc.	8	42
*GTY Technology Holdings, Inc.	24	182
*Guidewire Software, Inc.	2,563	322,246
*Hackett Group, Inc. (The)	8	169
*Harmonic, Inc.	3,592	32,579
Hewlett Packard Enterprise Co.	47,905	701,808
HP, Inc., Class A	44,518	1,350,231
#*HubSpot, Inc.	848	687,075
*I3 Verticals, Inc., Class A	8	179
*Ichor Holdings, Ltd.	593	25,926
*Identiv, Inc.	8	153
*II-VI, Inc.	4,396	266,002
*Immersion Corp.	8	64
*Infinera Corp.	11,657	88,477
Information Services Group, Inc.	8	65
*Insight Enterprises, Inc.	4,803	454,844
Intel Corp.	145,823	7,145,327
*Intellicheck, Inc.	8	71
InterDigital, Inc.	386	25,843
International Business Machines Corp.	34,342	4,296,184
*International Money Express, Inc.	10	167
*Intevac, Inc.	8	37
Intuit, Inc.	6,327	3,960,639
*IPG Photonics Corp.	1,600	254,416
*Iteris, Inc.	16	86
*Itron, Inc.	2,252	175,138
*Jabil, Inc.	7,509	450,240
#Jack Henry & Associates, Inc.	2,865	476,965
#*Jamf Holding Corp.	1,354	64,518
Juniper Networks, Inc.	12,439	367,199
*Key Tronic Corp.	161	1,038
*Keysight Technologies, Inc.	7,181	1,292,724
*Kimball Electronics, Inc., Class B	139	3,996
*KLA Corp.	5,406	2,015,141
*Knowles Corp.	1,829	38,116
#*Kopin Corp.	86	451
*Kulicke & Soffa Industries, Inc.	8,435	480,795
*KVH Industries, Inc.	8	82
*Lam Research Corp.	4,377	2,466,746
*Lantronix, Inc.	294	2,852
*Lattice Semiconductor Corp.	1,730	120,131
*Limelight Networks, Inc.	32	95
*Littelfuse, Inc.	1,015	298,968
*LiveRamp Holdings, Inc.	40	2,140
*Lumentum Holdings, Inc.	2,517	207,854
*Luna Innovations, Inc.	8	78
*MACOM Technology Solutions Holdings, Inc.	2,287	159,678
*MagnaChip Semiconductor Corp.	16	303
*Mandiant, Inc.	3,538	61,703
*Manhattan Associates, Inc.	2,486	451,308

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Marvell Technology, Inc.	17,050	$1,167,925
Mastercard, Inc., Class A	25,251	8,472,216
*Maximus, Inc.	3,580	302,761
*MaxLinear, Inc.	224	14,112
Methode Electronics, Inc.	1,214	51,073
*Microchip Technology, Inc.	18,185	1,347,327
Micron Technology, Inc.	31,586	2,182,593
Microsoft Corp.	200,479	66,482,846
*Mimecast, Ltd.	1,542	116,328
*Mitek Systems, Inc.	1,846	34,760
MKS Instruments, Inc.	1,191	178,710
*Model N, Inc.	792	25,669
*Momentive Global, Inc.	4,257	97,570
*MoneyGram International, Inc.	3,355	20,029
*MongoDB, Inc.	1,756	915,385
Monolithic Power Systems, Inc.	887	466,083
Motorola Solutions, Inc.	5,701	1,417,212
*N-Able, Inc.	2,544	33,835
*Napco Security Technologies, Inc.	588	28,200
*National Instruments Corp.	5,661	240,423
*NCR Corp.	6,825	269,860
*NeoPhotonics Corp.	24	243
NetApp, Inc.	8,193	731,635
*NETGEAR, Inc.	1,026	29,580
*NetScout Systems, Inc.	10,269	277,879
*NetSol Technologies, Inc.	16	72
Network-1 Technologies, Inc.	16	45
*New Relic, Inc.	16	1,299
*nLight, Inc.	1,170	32,900
NortonLifeLock, Inc.	18,636	474,286
*Novanta, Inc.	766	132,181
*Nuance Communications, Inc.	5,516	303,656
*Nutanix, Inc., Class A	3,629	124,511
NVIDIA Corp.	58,272	14,898,402
Nxp Semiconductors NV	2,204	442,695
*Okta, Inc.	2,689	664,667
*ON Semiconductor Corp.	13,831	664,856
*One Stop Systems, Inc.	16	80
*OneSpan, Inc.	280	5,718
*Onto Innovation, Inc.	776	61,467
Oracle Corp.	55,871	5,360,264
*OSI Systems, Inc.	727	67,691
*Pagerduty, Inc.	42	1,753
*Palantir Technologies, Inc., Class A	6,592	170,601
*Palo Alto Networks, Inc.	1,644	836,944
*Par Technology Corp.	575	36,121
*Park City Group, Inc.	8	45
Paychex, Inc.	13,527	1,667,609
*Paycom Software, Inc.	1,668	913,814
*Paylocity Holding Corp.	1,453	443,368
*PayPal Holdings, Inc.	21,698	5,046,738
*Paysign, Inc.	29	73
PC Connection, Inc.	521	23,992
PCTEL, Inc.	8	46
*PDF Solutions, Inc.	16	376
Pegasystems, Inc.	1,356	160,984
*Perficient, Inc.	3,098	382,913

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Ping Identity Holding Corp.	801	$22,692
*Pixelworks, Inc.	24	98
*Plantronics, Inc.	3,569	95,506
*Plexus Corp.	649	56,671
*Power Integrations, Inc.	2,769	285,788
*Progress Software Corp.	3,126	160,708
*PTC, Inc.	4,177	531,941
*Pure Storage, Inc., Class A	955	25,651
*Q2 Holdings, Inc.	5,924	464,797
*Qorvo, Inc.	4,161	700,005
*QUALCOMM, Inc.	35,543	4,728,641
*Qualys, Inc.	1,360	169,293
*QuickLogic Corp.	16	95
*Rambus, Inc.	14,079	327,618
*RealNetworks, Inc.	171	275
*Ribbon Communications, Inc.	2,631	14,392
*Richardson Electronics, Ltd.	8	87
*Rimini Street, Inc.	8	83
*RingCentral, Inc., Class A	1,459	355,675
*Rogers Corp.	15	3,017
*Sailpoint Technologies Holdings, Inc.	969	46,493
*salesforce.com, Inc.	18,400	5,514,296
*Sanmina Corp.	1,921	72,518
Sapiens International Corp. NV	5,498	192,045
*ScanSource, Inc.	136	4,866
Seagate Technology Holdings PLC	7,335	653,328
*SecureWorks Corp., Class A	8	147
*Semtech Corp.	6,052	514,602
*ServiceNow, Inc.	3,140	2,190,966
*ShotSpotter, Inc.	702	27,315
*Silicon Laboratories, Inc.	1,830	345,431
*SiTime Corp.	36	9,536
#Skyworks Solutions, Inc.	6,440	1,076,317
*SMART Global Holdings, Inc.	441	23,576
*Smartsheet, Inc., Class A	1,408	97,166
*Smith Micro Software, Inc.	24	137
*SolarEdge Technologies, Inc.	1,239	439,449
SolarWinds Corp.	2,774	44,661
*Splunk, Inc.	3,308	545,225
*SPS Commerce, Inc.	697	106,453
*Square, Inc., Class A	4,055	1,031,998
SS&C Technologies Holdings, Inc.	8,498	675,336
*StarTek, Inc.	16	88
#*Stratasys, Ltd.	2,470	77,904
#*SunPower Corp.	5,195	174,864
*Super Micro Computer, Inc.	1,393	49,298
#Switch, Inc., Class A	2,978	75,284
*Synaptics, Inc.	4,638	902,416
*Synchronoss Technologies, Inc.	8	21
SYNNEX Corp.	2,445	256,725
*Synopsys, Inc.	4,272	1,423,345
TE Connectivity, Ltd.	10,143	1,480,878
*Teledyne Technologies, Inc.	1,701	764,123
*Teradata Corp.	10,365	586,244
*Teradyne, Inc.	6,487	896,763
*Tessco Technologies, Inc.	189	990

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Texas Instruments, Inc.	29,308	$5,494,664
*Trade Desk, Inc. (The), Class A	8,435	631,866
*TransAct Technologies, Inc.	102	1,440
*Trimble, Inc.	8,908	778,292
TTEC Holdings, Inc.	1,037	97,882
*TTM Technologies, Inc.	7,717	102,173
#*Tucows, Inc., Class A	1,135	93,411
*Turtle Beach Corp.	169	4,860
*Twilio, Inc., Class A	3,335	971,686
*Tyler Technologies, Inc.	895	486,182
Ubiquiti, Inc.	522	159,487
*Ultra Clean Holdings, Inc.	916	45,406
*Unisys Corp.	8,948	228,800
Universal Display Corp.	1,132	207,382
*Upland Software, Inc.	511	17,052
*Veeco Instruments, Inc.	984	23,901
*Verint Systems, Inc.	1,251	58,297
*VeriSign, Inc.	4,157	925,639
*Verra Mobility Corp.	2,495	37,126
*Viasat, Inc.	1,486	88,699
*Viavi Solutions, Inc.	7,321	112,743
Visa, Inc., Class A	42,538	9,008,272
*Vishay Intertechnology, Inc.	1,382	26,562
*Vishay Precision Group, Inc.	8	273
*VMware, Inc., Class A	1,753	265,930
*Vonage Holdings Corp.	1,207	19,457
*Vontier Corp.	3,214	108,730
*Western Digital Corp.	12,802	669,417
Western Union Co. (The)	13,625	248,247
*WEX, Inc.	1,543	230,987
#*Wolfspeed, Inc.	4,807	577,369
*Workday, Inc., Class A	2,303	667,824
Xerox Holdings Corp.	6,111	108,776
*Yext, Inc.	567	7,139
*Zebra Technologies Corp.	1,656	884,221
*Zendesk, Inc.	1,624	165,323
*Ziff Davis, Inc.	1,416	181,630
*Zix Corp.	399	3,380
*Zoom Video Communications, Inc., Class A	2,667	732,492
#*Zscaler, Inc.	1,471	469,043

TOTAL INFORMATION TECHNOLOGY		353,234,330

MATERIALS (3.2%)
*Advanced Emissions Solutions, Inc.	8	54
*AdvanSix, Inc.	858	41,699
*AgroFresh Solutions, Inc.	8	16
*Air Products and Chemicals, Inc.	2,459	737,233
*Albemarle Corp.	4,033	1,010,146
Alcoa Corp.	3,674	168,820
*Allegheny Technologies, Inc.	17,871	287,723
*Alpha Metallurgical Resources, Inc.	859	53,078
Amcor PLC	60,990	736,149
American Vanguard Corp.	8	125
*Ampco-Pittsburgh Corp.	80	450
AptarGroup, Inc.	2,525	304,969
*Arconic Corp.	42	1,236
*Ardagh Metal Packaging SA	532	5,240

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (Continued)
*Ashland Global Holdings, Inc.	4,155	$398,922
*Avery Dennison Corp.	3,312	721,089
Avient Corp.	2,416	130,174
*Axalta Coating Systems, Ltd.	10,428	325,249
Balchem Corp.	661	101,192
*Ball Corp.	10,482	958,893
*Berry Global Group, Inc.	6,183	405,234
*Cabot Corp.	3,978	212,226
Caledonia Mining Corp. PLC	670	8,301
Carpenter Technology Corp.	2,217	68,461
Celanese Corp.	4,058	655,408
#*Century Aluminum Co.	2,222	29,353
*CF Industries Holdings, Inc.	9,234	524,491
Chase Corp.	356	34,176
*Chemours Co. (The)	7,264	203,537
#*Clearwater Paper Corp.	8	335
#*Cleveland-Cliffs, Inc.	9,395	226,513
*Coeur Mining, Inc.	12,251	77,549
#Commercial Metals Co.	6,738	216,829
Compass Minerals International, Inc.	2,508	164,525
Corteva, Inc.	24,602	1,061,576
*Crown Holdings, Inc.	5,320	553,227
*Domtar Corp.	5,853	319,515
*Dow, Inc.	27,138	1,518,914
DuPont de Nemours, Inc.	12,567	874,663
Eagle Materials, Inc.	2,323	344,640
Eastman Chemical Co.	5,096	530,137
Ecolab, Inc.	6,462	1,435,986
Ecovyst, Inc.	9,124	106,568
Element Solutions, Inc.	33,201	753,995
*Ferro Corp.	32	673
*Ferroglobe PLC	9,312	61,739
*Flotek Industries, Inc.	16	19
FMC Corp.	5,593	509,019
*Forterra, Inc.	627	14,935
Fortitude Gold Corp.	4	27
Freeport-McMoRan, Inc.	42,929	1,619,282
FutureFuel Corp.	8	56
*GCP Applied Technologies, Inc.	7,598	171,791
Glatfelter Corp.	665	10,926
Gold Resource Corp.	16	29
*Graphic Packaging Holding Co.	11,968	238,522
Greif, Inc., Class A	1,775	114,807
Greif, Inc., Class B	8	522
*Hawkins, Inc.	916	33,590
*Haynes International, Inc.	8	321
HB Fuller Co.	37	2,609
*Hecla Mining Co.	7,760	44,853
*Huntsman Corp.	10,053	327,527
*Ingevity Corp.	1,188	92,557
Innospec, Inc.	405	36,697
International Flavors & Fragrances, Inc.	8,860	1,306,407
*International Paper Co.	14,928	741,474
*Intrepid Potash, Inc.	38	1,851
*Koppers Holdings, Inc.	227	7,965
*Kraton Corp.	1,825	83,311

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (Continued)
Kronos Worldwide, Inc.	1,833	$23,884
Linde PLC	12,389	3,954,569
#*Livent Corp.	7,427	209,590
*Louisiana-Pacific Corp.	2,424	142,846
*LSB Industries, Inc.	270	2,411
LyondellBasell Industries NV, Class A	14,175	1,315,723
*Martin Marietta Materials, Inc.	2,470	970,315
*Materion Corp.	1,190	85,894
*Mercer International, Inc.	778	8,379
*Minerals Technologies, Inc.	621	44,054
Mosaic Co. (The)	13,331	554,170
*Myers Industries, Inc.	1,533	31,549
*Neenah, Inc.	163	8,238
*NewMarket Corp.	596	202,646
Newmont Corp.	22,345	1,206,630
Nexa Resources SA	200	1,690
Nucor Corp.	11,473	1,280,960
*O-I Glass, Inc.	4,965	64,793
*Olin Corp.	3,272	186,439
Olympic Steel, Inc.	137	3,695
*Orion Engineered Carbons SA	3,934	73,959
Packaging Corp. of America	3,472	476,949
*PPG Industries, Inc.	8,652	1,389,252
*Quaker Chemical Corp.	720	177,005
*Ramaco Resources, Inc.	8	149
*Ranpak Holdings Corp.	1,021	35,184
*Rayonier Advanced Materials, Inc.	361	2,592
*Reliance Steel & Aluminum Co.	2,647	386,886
Resolute Forest Products, Inc.	6,249	73,488
*Royal Gold, Inc.	1,831	181,306
RPM International, Inc.	5,972	520,758
*Ryerson Holding Corp.	37	975
*Schnitzer Steel Industries, Inc.	1,666	89,631
*Schweitzer-Mauduit International, Inc.	626	21,810
*Scotts Miracle-Gro Co. (The)	2,316	343,833
Sealed Air Corp.	5,042	299,091
Sensient Technologies Corp.	1,357	129,729
*Sherwin-Williams Co. (The)	7,138	2,259,962
*Silgan Holdings, Inc.	5,687	228,617
*Sonoco Products Co.	2,868	166,201
Southern Copper Corp.	4,763	285,732
*Steel Dynamics, Inc.	8,388	554,279
*Stepan Co.	428	51,369
*Summit Materials, Inc., Class A	118	4,207
SunCoke Energy, Inc.	2,692	19,436
*Sylvamo Corp.	1,357	38,213
*TimkenSteel Corp.	107	1,493
*Trecora Resources	8	62
*Tredegar Corp.	16	193
Trinseo PLC	2,780	155,847
Tronox Holdings PLC, Class A	4,704	109,697
*UFP Technologies, Inc.	61	3,775
*United States Lime & Minerals, Inc.	26	3,210
#*United States Steel Corp.	24,816	654,894
Valvoline, Inc.	6,401	217,378
*Venator Materials PLC	754	2,270
Verso Corp., Class A	16	353

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (Continued)
*Vulcan Materials Co.	4,220	$802,306
Warrior Met Coal, Inc.	1,004	24,066
*Westlake Chemical Corp.	2,917	283,941
Westrock Co.	10,408	500,625
*Worthington Industries, Inc.	380	20,642

TOTAL MATERIALS		42,619,965

REAL ESTATE (0.2%)
*CBRE Group, Inc., Class A	12,149	1,264,468
*Cushman & Wakefield PLC	8,408	154,623
eXp World Holdings, Inc.	1,663	85,811
*Five Point Holdings LLC, Class A	43	316
*Forestar Group, Inc.	873	17,085
*FRP Holdings, Inc.	484	27,685
*Howard Hughes Corp. (The)	1,839	160,232
*Jones Lang LaSalle, Inc.	1,696	437,958
*Kennedy-Wilson Holdings, Inc.	4,526	101,247
*Marcus & Millichap, Inc.	2,871	135,224
*Maui Land & Pineapple Co., Inc.	8	84
Newmark Group, Inc., Class A	7,966	118,534
*Rafael Holdings, Inc., Class B	15	113
Re/Max Holdings, Inc.	22	700
*Realogy Holdings Corp.	9,402	162,843
#*Redfin Corp.	1,687	86,611
RMR Group, Inc. (The), Class A	80	2,783
*St Joe Co. (The)	2,222	104,478
*Stratus Properties, Inc.	41	1,397
*Tejon Ranch Co.	8	146

TOTAL REAL ESTATE		2,862,338

UTILITIES (2.5%)
AES Corp. (The)	22,404	563,012
*ALLETE, Inc.	2,636	162,219
Alliant Energy Corp.	8,295	469,248
*Ameren Corp., Class A	8,541	719,921
*American Electric Power Co., Inc.	13,942	1,181,027
*American States Water Co.	137	12,445
*American Water Works Co., Inc.	6,011	1,046,996
*Artesian Resources Corp., Class A	10	402
Atlantica Sustainable Infrastructure PLC	3,342	131,508
*Atmos Energy Corp.	4,806	442,729
#Avangrid, Inc.	537	28,300
Avista Corp.	14,064	559,888
*Black Hills Corp.	1,099	72,952
*California Water Service Group	306	18,629
CenterPoint Energy, Inc.	18,542	482,834
*Chesapeake Utilities Corp.	570	74,710
Clearway Energy, Inc., Class A	8	264
Clearway Energy, Inc., Class C	66	2,342
CMS Energy Corp.	9,389	566,626
Consolidated Edison, Inc.	11,248	848,099
Consolidated Water Co., Ltd.	7	78
Dominion Energy, Inc.	20,157	1,530,521
*DTE Energy Co.	5,864	664,684
Duke Energy Corp.	19,852	2,025,102
Edison International	12,443	783,038

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UTILITIES (Continued)
Entergy Corp.	6,807	$701,257
Essential Utilities, Inc.	8,807	414,545
Evergy, Inc.	7,652	487,815
Eversource Energy	11,799	1,001,735
Exelon Corp.	32,506	1,728,994
*FirstEnergy Corp.	17,198	662,639
*Genie Energy, Ltd., Class B	8	40
*Global Water Resources, Inc.	159	3,008
*Hawaiian Electric Industries, Inc.	2,167	87,894
*IDACORP, Inc.	2,007	209,370
*MDU Resources Group, Inc.	8,389	257,794
MGE Energy, Inc.	176	13,357
*Middlesex Water Co.	2,063	227,178
#National Fuel Gas Co.	3,491	200,488
*New Jersey Resources Corp.	3,627	137,137
NextEra Energy, Inc.	47,490	4,052,322
NiSource, Inc.	14,147	349,006
Northwest Natural Holding Co.	2,563	115,566
*NorthWestern Corp.	1,284	73,008
NRG Energy, Inc.	10,196	406,718
OGE Energy Corp.	20,069	683,751
ONE Gas, Inc.	801	53,907
#*Ormat Technologies, Inc.	1,449	104,806
*Otter Tail Corp.	31	1,922
*PG&E Corp.	75,167	871,937
*Pinnacle West Capital Corp.	4,246	273,825
*Portland General Electric Co.	8,351	411,788
PPL Corp.	21,208	610,790
*Public Service Enterprise Group, Inc.	18,381	1,172,708
*Pure Cycle Corp.	1,668	26,171
*Sempra Energy	11,632	1,484,592
*SJW Group	366	24,127
South Jersey Industries, Inc.	1,121	25,514
Southern Co. (The)	28,027	1,746,643
*Southwest Gas Holdings, Inc.	831	57,547
Spire, Inc.	904	56,735
*Sunnova Energy International, Inc.	3,168	141,166
*UGI Corp.	8,147	353,661
*Unitil Corp.	529	22,086
Via Renewables, Inc.	36	401
Vistra Corp.	19,324	378,557
WEC Energy Group, Inc.	10,296	927,258
Xcel Energy, Inc.	17,707	1,143,695
York Water Co. (The)	378	18,114

TOTAL UTILITIES		34,109,146

TOTAL COMMON STOCKS (Cost $1,178,651,884)		1,327,077,308

RIGHT (0.0%)
HEALTH CARE (0.0%)
*»Xeris Biopharma Holdings, Inc.	656	92

TOTAL RIGHT (Cost $–)		92
TOTAL INVESTMENT SECURITIES — (98.8%) (Cost $1,178,651,884)		1,327,077,400

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SECURITIES LENDING COLLATERAL (1.2%)
@§The DFA Short Term Investment Fund	1,353,948	$15,664,505
TOTAL INVESTMENTS (Cost $1,194,316,389) — (100.0%)		$1,342,741,905

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMON STOCKS (98.7%)
COMMUNICATION SERVICES (7.0%)
Activision Blizzard, Inc.	167,589	$13,103,784
*Alphabet, Inc., Class A	46,097	136,489,529
*Alphabet, Inc., Class C	43,937	130,291,219
*Altice USA, Inc., Class A	214,617	3,498,257
*AMC Networks, Inc., Class A	33,221	1,321,864
#*Angi, Inc., Class A	25,877	324,239
*Anterix, Inc.	15,084	966,884
AT&T, Inc.	1,861,421	47,019,494
ATN International, Inc.	21,161	862,946
*Ballantyne Strong, Inc.	2,943	8,858
*Bandwidth, Inc., Class A	3,144	268,120
*Boston Omaha Corp., Class A	9,123	323,410
#Cable One, Inc.	5,193	8,886,314
*Cargurus, Inc.	50,473	1,692,864
*Cars.com, Inc.	47,551	619,114
#*Charter Communications, Inc., Class A	59,151	39,920,418
#*Cinemark Holdings, Inc.	70,123	1,318,312
Cogent Communications Holdings, Inc.	36,833	2,821,039
Comcast Corp., Class A	1,670,985	85,938,759
*comScore, Inc.	42,115	164,670
*Consolidated Communications Holdings, Inc.	59,604	441,070
*Cumulus Media, Inc.	11,924	148,096
*Daily Journal Corp.	200	68,644
*DHI Group, Inc.	38,113	179,131
#*Discovery, Inc.	93,472	2,190,984
*Discovery, Inc., Class C	171,400	3,866,784
*DISH Network Corp., Class A	125,579	5,157,530
Electronic Arts, Inc.	57,232	8,026,788
*Emerald Holding, Inc.	33,424	135,367
*Entercom Communications Corp.	73,736	238,167
Entravision Communications Corp., Class A	50,372	401,465
EW Scripps Co. (The), Class A	84,172	1,565,599
*Facebook, Inc., Class A	409,273	132,428,465
*Fluent, Inc.	15,919	37,887
Fox Corp., Class A	159,003	6,318,779
Fox Corp., Class B	106,087	3,920,975
*Gaia, Inc.	6,465	62,710
*Gannett Co., Inc.	75,253	436,467
*Globalstar, Inc.	3,052	5,036
*Gray Television, Inc.	104,999	2,461,177
*Gray Television, Inc.	2,241	50,176
*Hemisphere Media Group, Inc.	17,209	190,159
*IAC/InterActiveCorp.	11,521	1,755,455
*IDT Corp., Class B	25,205	1,219,166
*iHeartMedia, Inc., Class A	9,264	179,536
*IMAX Corp.	52,468	989,022
*Interpublic Group of Cos., Inc. (The)	296,195	10,831,851
*Iridium Communications, Inc.	66,309	2,688,830
John Wiley & Sons, Inc.	2,517	136,195
John Wiley & Sons, Inc., Class A	44,634	2,417,824
*Lee Enterprises, Inc.	50	1,047
*Liberty Broadband Corp.	145	23,465
*Liberty Broadband Corp., Class A	12,570	2,020,879
*Liberty Broadband Corp., Class C	105,059	17,066,835
*Liberty Latin America, Ltd., Class C	125,369	1,508,189
*Liberty Media Corp.-Liberty Braves, Class A	6,772	207,020

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
*Liberty Media Corp.-Liberty Braves, Class B	58	$2,200
*Liberty Media Corp.-Liberty Braves, Class C	37,200	1,105,584
*Liberty Media Corp.-Liberty Formula One	145	7,540
*Liberty Media Corp.-Liberty Formula One, Class A	12,931	674,352
*Liberty Media Corp.-Liberty Formula One, Class C	110,889	6,187,606
*Liberty Media Corp.-Liberty Siriusxm, Class B	481	24,411
*Liberty Media Corp.-Liberty SiriusXM, Class A	47,725	2,375,750
*Liberty Media Corp.-Liberty SiriusXM, Class C	111,396	5,494,051
*Liberty TripAdvisor Holdings, Inc., Class A	56,588	174,857
*Lions Gate Entertainment Corp., Class A	52,664	681,999
*Lions Gate Entertainment Corp., Class B	70,026	792,694
*Live Nation Entertainment, Inc.	94,990	9,608,238
*Loral Space & Communications, Inc.	13,810	688,014
#*Lumen Technologies, Inc.	527,227	6,252,912
#*Madison Square Garden Entertainment Corp.	22,107	1,557,880
#*Magnite, Inc.	69,808	1,886,910
#*Marcus Corp. (The)	12,447	231,141
*Match Group, Inc.	74,229	11,192,249
*Mediaco Holding, Inc.	312	2,615
*Meredith Corp.	37,978	2,211,839
*National CineMedia, Inc.	46,124	146,674
*Netflix, Inc.	48,534	33,503,506
New York Times Co. (The), Class A	135,051	7,372,434
News Corp., Class A	247,535	5,668,551
News Corp., Class B	113,813	2,567,621
Nexstar Media Group, Inc., Class A	42,208	6,328,245
Omnicom Group, Inc.	142,310	9,688,465
*Pinterest, Inc., Class A	2,665	118,966
*QuinStreet, Inc.	42,903	600,642
*Reading International, Inc.	12,881	61,700
*Roku, Inc.	1,004	306,120
Saga Communications, Inc.	1,505	33,351
Scholastic Corp.	31,256	1,131,155
#*Sciplay Corp., Class A	10,576	213,741
Shenandoah Telecommunications Co.	82,626	2,283,783
#Sirius XM Holdings, Inc.	224,186	1,365,293
*Snap, Inc., Class A	82,438	4,334,590
Spok Holdings, Inc.	19,425	199,883
*Spotify Technology SA	5,153	1,491,278
*Take-Two Interactive Software, Inc.	44,457	8,046,717
*TechTarget, Inc.	23,708	2,235,901
TEGNA, Inc.	281,829	5,540,758
Telephone and Data Systems, Inc.	115,982	2,173,503
*Thryv Holdings, Inc.	1,279	40,506
*T-Mobile US, Inc.	159,918	18,395,368
*Townsquare Media, Inc., Class A	6,660	88,711
*Travelzoo	6,559	67,295
*TripAdvisor, Inc.	59,569	1,963,990
*TrueCar, Inc.	49,477	207,309
*Twitter, Inc.	139,931	7,491,906
*United States Cellular Corp.	22,896	699,931
Verizon Communications, Inc.	1,494,331	79,184,600
ViacomCBS, Inc., Class A	5,950	231,633
ViacomCBS, Inc., Class B	206,503	7,479,539
*Vimeo, Inc.	18,957	639,420
*Walt Disney Co. (The)	287,831	48,663,587
*Warner Music Group Corp., Class A	2,249	111,303

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
*WideOpenWest, Inc.	2,854	$54,369
World Wrestling Entertainment, Inc., Class A	33,937	2,073,211
*Yelp, Inc.	33,605	1,298,161
*Zedge, Inc., Class B	1,151	13,271
*Zillow Group, Inc., Class A	33,266	3,516,881
#*Zillow Group, Inc., Class C	70,546	7,310,682
*ZipRecruiter, Inc.	75	2,083
*Zynga, Inc., Class A	743,062	5,483,798

TOTAL COMMUNICATION SERVICES		1,016,800,137

CONSUMER DISCRETIONARY (13.0%)
#*1-800-Flowers.com, Inc., Class A	40,428	1,298,547
#*2U, Inc.	23,903	706,095
Aaron’s Co., Inc. (The)	36,499	853,712
*Abercrombie & Fitch Co.	72,838	2,880,015
*Acushnet Holdings Corp.	70,854	3,609,303
*Adient PLC	90,846	3,781,011
*Adtalem Global Education, Inc.	59,724	2,205,607
Advance Auto Parts, Inc.	28,298	6,381,765
*Amazon.com, Inc.	110,142	371,446,185
AMCON Distributing Co.	116	15,394
*American Axle & Manufacturing Holdings, Inc.	104,453	948,433
#American Eagle Outfitters, Inc.	204,578	4,856,682
*American Outdoor Brands, Inc.	15,450	351,951
*American Public Education, Inc.	17,018	425,280
*America’s Car-Mart, Inc.	9,376	1,120,338
*Aptiv PLC	143,624	24,831,153
Aramark	184,478	6,729,757
*Ark Restaurants Corp.	2,015	32,240
*Arko Corp.	3,666	35,157
*Asbury Automotive Group, Inc.	23,474	4,594,097
*Autoliv, Inc.	78,038	7,557,980
#*AutoNation, Inc.	100,994	12,232,393
*AutoZone, Inc.	4,723	8,429,799
*Bally’s Corp.	7,120	326,167
*Barnes & Noble Education, Inc.	36,311	376,908
*Bassett Furniture Industries, Inc.	6,115	103,282
*Bath & Body Works, Inc.	43,142	2,980,681
*Bbq Holdings, Inc.	5,581	73,669
*Beazer Homes USA, Inc.	35,211	637,671
#*Bed Bath & Beyond, Inc., Class B	142,760	2,004,350
#Best Buy Co., Inc.	263,641	32,227,476
#Big 5 Sporting Goods Corp.	9,804	237,061
#Big Lots, Inc., Class B	47,979	2,123,071
*Biglari Holdings, Inc.	117	97,052
*Biglari Holdings, Inc., Class B	1,644	273,282
*BJ’s Restaurants, Inc.	23,536	784,220
*Bloomin’ Brands, Inc.	101,006	2,183,750
*Bluegreen Vacations Holding Corp.	5,541	141,905
*Booking Holdings, Inc.	10,304	24,943,717
*Boot Barn Holdings, Inc.	33,430	3,493,101
*BorgWarner, Inc., Class A	180,661	8,142,391
*Boyd Gaming Corp.	27,325	1,742,789
#*Bright Horizons Family Solutions, Inc.	35,811	5,944,626
#*Brinker International, Inc.	27,220	1,142,151
*Brunswick Corp.	91,808	8,546,407

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Buckle, Inc. (The)	55,891	$2,326,183
*Build-A-Bear Workshop, Inc.	11,684	183,205
*Burlington Stores, Inc.	28,381	7,841,386
*Caesars Entertainment, Inc.	9,934	1,087,376
Caleres, Inc.	35,648	822,043
*Callaway Golf Co.	109,703	2,967,466
#Camping World Holdings, Inc., Class A	80	2,980
*Canterbury Park Holding Corp.	200	3,160
*Capri Holdings, Ltd.	137,066	7,297,394
*CarMax, Inc.	91,678	12,552,552
#*Carnival Corp.	171,508	3,800,617
*CarParts.com, Inc.	11,700	178,191
*Carriage Services, Inc.	20,348	1,046,905
Carrols Restaurant Group, Inc.	26,273	96,422
*Carter’s, Inc.	39,475	3,889,077
*Carvana Co.	3,636	1,102,362
*Cato Corp. (The), Class A	18,015	317,604
*Cavco Industries, Inc.	8,609	2,069,431
*Century Communities, Inc.	35,404	2,374,192
*Cheesecake Factory, Inc. (The)	53,955	2,192,731
*Chegg, Inc.	23,352	1,388,043
#*Chewy, Inc., Class A	1,277	96,797
#*Chico’s FAS, Inc.	39,479	215,555
#*Children’s Place, Inc. (The)	17,810	1,476,271
*Chipotle Mexican Grill, Inc.	7,794	13,865,760
Choice Hotels International, Inc.	26,042	3,662,026
*Churchill Downs, Inc.	17,203	3,956,690
*Chuy’s Holdings, Inc.	19,205	560,018
*Citi Trends, Inc.	13,513	1,045,366
Clarus Corp.	29,630	817,195
*Columbia Sportswear Co.	53,515	5,556,998
*Conn’s, Inc.	27,391	609,998
*Container Store Group, Inc. (The)	47,455	524,852
*Cooper-Standard Holdings, Inc.	8,705	225,808
Cracker Barrel Old Country Store, Inc.	27,031	3,599,718
*Crocs, Inc.	64,082	10,346,039
Culp, Inc.	8,793	116,331
*Dana, Inc.	162,169	3,598,530
#Darden Restaurants, Inc.	77,646	11,191,894
*Dave & Buster’s Entertainment, Inc.	34,858	1,294,278
*Deckers Outdoor Corp.	33,936	13,415,240
*Del Taco Restaurants, Inc.	37,268	310,815
*Delta Apparel, Inc.	6,871	184,486
*Denny’s Corp.	40,942	650,978
#*Designer Brands, Inc., Class A	55,033	744,596
#Dick’s Sporting Goods, Inc.	75,371	9,361,832
#*Dillard’s, Inc., Class A	40,084	9,265,016
*Dine Brands Global, Inc.	1,413	119,413
Dollar General Corp.	71,290	15,792,161
*Dollar Tree, Inc.	123,603	13,319,459
Domino’s Pizza, Inc.	19,944	9,752,018
*Dorman Products, Inc.	30,708	3,205,301
DR Horton, Inc.	201,914	18,024,863
*Duluth Holdings, Inc., Class B	5,714	81,882
#eBay, Inc.	250,950	19,252,884
*Educational Development Corp.	2,000	19,540
*El Pollo Loco Holdings, Inc.	39,367	578,695

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*»ESC Diamond Resorts, Inc.	43,101	$—
*Escalade, Inc.	11,525	215,633
Ethan Allen Interiors, Inc.	23,646	548,824
*Etsy, Inc.	35,300	8,849,357
*Everi Holdings, Inc.	19,281	462,744
*Expedia Group, Inc.	42,194	6,937,116
*Fiesta Restaurant Group, Inc.	24,246	255,553
#*Fisker, Inc.	842	13,514
*Five Below, Inc.	39,269	7,747,774
Flexsteel Industries, Inc.	5,929	166,012
*Floor & Decor Holdings, Inc., Class A	26,513	3,603,647
*Foot Locker, Inc.	105,181	5,013,978
*Ford Motor Co.	1,714,853	29,289,689
*Fossil Group, Inc.	32,824	387,980
*Fox Factory Holding Corp.	47,688	7,675,384
Franchise Group, Inc.	3,199	117,723
*frontdoor, Inc.	51,201	1,908,773
*Full House Resorts, Inc.	6,121	60,904
*Funko, Inc., Class A	26,688	437,416
*Gap, Inc. (The)	270,371	6,134,718
Garmin, Ltd.	63,196	9,074,946
*General Motors Co.	540,280	29,407,440
*Genesco, Inc.	14,755	894,005
Gentex Corp.	322,905	11,427,608
*Gentherm, Inc.	39,268	2,891,303
*Genuine Parts Co.	75,934	9,955,707
*G-III Apparel Group, Ltd.	48,044	1,376,941
*Goodyear Tire & Rubber Co. (The)	175,699	3,359,365
*GoPro, Inc., Class A	34,392	296,115
Graham Holdings Co., Class B	4,700	2,753,495
*Grand Canyon Education, Inc.	49,481	3,943,636
*Green Brick Partners, Inc.	18,525	482,576
*Group 1 Automotive, Inc.	21,606	3,884,759
Guess?, Inc.	84,628	1,752,646
*H&R Block, Inc.	94,782	2,186,621
Hamilton Beach Brands Holding Co., Class A	12,308	184,620
*Hanesbrands, Inc.	294,548	5,019,098
Harley-Davidson, Inc.	159,693	5,827,198
Hasbro, Inc.	62,265	5,962,496
*Haverty Furniture Cos., Inc.	717	20,277
#*Haverty Furniture Cos., Inc.	19,634	563,496
*Helen of Troy, Ltd.	30,953	6,962,877
Hibbett, Inc.	21,292	1,648,852
*Hilton Grand Vacations, Inc.	72,664	3,653,546
*Hilton Worldwide Holdings, Inc.	79,083	11,383,998
Home Depot, Inc. (The)	174,264	64,780,899
Hooker Furnishings Corp.	13,297	335,217
*Horizon Global Corp.	8,128	60,310
*Houghton Mifflin Harcourt Co.	120,417	1,708,717
#*Hyatt Hotels Corp., Class A	26,807	2,283,956
Installed Building Products, Inc.	27,223	3,458,682
*International Game Technology PLC	58,091	1,713,104
#*iRobot Corp.	23,796	1,985,062
Jack in the Box, Inc.	24,784	2,452,377
Johnson Outdoors, Inc., Class A	9,035	959,336
#*Just Eat Takeaway.com NV, ADR	157,641	2,252,690

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
KB Home	49,212	$1,975,862
*Kohl’s Corp.	155,076	7,525,838
Kontoor Brands, Inc.	24,829	1,315,937
*Lakeland Industries, Inc.	3,363	70,320
*Lands’ End, Inc.	32,511	854,389
*Las Vegas Sands Corp.	73,513	2,853,040
*Laureate Education, Inc., Class A	23,760	411,523
*La-Z-Boy, Inc.	59,949	1,992,705
LCI Industries	29,123	4,066,736
*Lear Corp.	58,335	10,024,870
*Leggett & Platt, Inc.	105,940	4,963,289
Lennar Corp., Class A	135,423	13,532,820
Lennar Corp., Class B	14,378	1,180,146
Levi Strauss & Co., Class A	31,075	813,543
*LGI Homes, Inc.	27,435	4,096,046
Lifetime Brands, Inc.	16,644	282,282
*Lindblad Expeditions Holdings, Inc.	4,692	70,145
*Liquidity Services, Inc., Class A	28,294	624,732
*Lithia Motors, Inc., Class A	27,001	8,619,259
*LKQ Corp.	170,395	9,385,357
*Lovesac Co. (The)	1,704	132,929
*Lowe’s Cos., Inc.	222,608	52,050,203
*Lululemon Athletica, Inc.	34,677	16,159,829
*Lumber Liquidators Holdings, Inc.	26,295	475,414
*M/I Homes, Inc.	25,749	1,474,388
#Macy’s, Inc.	282,850	7,487,039
*Malibu Boats, Inc., Class A	24,724	1,745,762
*Marine Products Corp.	10,739	136,063
#*MarineMax, Inc.	30,114	1,559,604
*Marriott International, Inc., Class A	88,342	14,136,487
Marriott Vacations Worldwide Corp.	42,047	6,610,629
*Mastercraft Boat Holdings, Inc.	23,269	623,144
*Mattel, Inc.	170,908	3,727,503
McDonald’s Corp.	103,634	25,447,329
*MDC Holdings, Inc.	76,744	3,758,921
*Meritage Homes Corp.	41,798	4,543,861
*MGM Resorts International	191,357	9,024,396
*Modine Manufacturing Co.	48,205	530,255
*Mohawk Industries, Inc.	38,470	6,817,269
*Monarch Casino & Resort, Inc.	1,457	105,225
Monro, Inc.	32,253	1,991,945
*Motorcar Parts of America, Inc.	21,278	402,580
Movado Group, Inc.	15,583	518,914
*Murphy USA, Inc.	51,503	8,392,414
*Nathan’s Famous, Inc.	4,373	273,313
*National Vision Holdings, Inc.	77,096	4,752,197
*Nautilus, Inc.	30,375	310,736
*Newell Brands, Inc.	297,599	6,812,041
NIKE, Inc., Class B	239,422	40,052,906
Nobility Homes, Inc.	1,152	35,712
#*Noodles & Co.	1,930	23,450
#*Nordstrom, Inc.	10,796	310,169
#*Norwegian Cruise Line Holdings, Ltd.	110,444	2,840,620
*NVR, Inc.	2,379	11,644,729
*ODP Corp. (The)	37,834	1,638,212
#*Ollie’s Bargain Outlet Holdings, Inc.	34,873	2,359,507
*OneSpaWorld Holdings, Ltd.	11,212	121,090

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*O’Reilly Automotive, Inc.	28,526	$17,752,300
Oxford Industries, Inc.	21,499	1,993,387
*Papa John’s International, Inc.	28,424	3,526,850
#*Party City Holdco, Inc.	43	313
*Patrick Industries, Inc.	39,189	3,053,215
*Peloton Interactive, Inc., Class A	3,042	278,160
#*Penn National Gaming, Inc.	61,157	4,378,841
Penske Automotive Group, Inc.	94,910	10,065,206
*Perdoceo Education Corp.	95,503	1,014,242
#*PetMed Express, Inc.	22,786	647,806
*Planet Fitness, Inc., Class A	65,075	5,176,716
*Playa Hotels & Resorts NV	81,704	695,301
*PlayAGS, Inc.	9,406	82,961
*Polaris, Inc.	50,799	5,839,345
Pool Corp.	27,455	14,143,718
*Potbelly Corp.	22,742	136,907
PulteGroup, Inc.	230,063	11,061,429
#*Purple Innovation, Inc.	17,777	343,096
*PVH Corp.	52,793	5,771,859
*QuantumScape Corp.	1,572	45,494
*Quotient Technology, Inc.	48,649	313,300
Qurate Retail, Inc., Class A	308,087	3,216,428
Ralph Lauren Corp.	23,371	2,972,090
RCI Hospitality Holdings, Inc.	12,873	872,789
*RealReal, Inc. (The)	236	3,075
#*Red Robin Gourmet Burgers, Inc.	9,412	187,016
*Red Rock Resorts, Inc., Class A	57,795	3,144,626
Rent-A-Center, Inc.	62,327	3,319,536
*Revolve Group, Inc.	13,373	1,003,510
*RH	13,538	8,930,071
*Rocky Brands, Inc.	6,987	381,141
*Ross Stores, Inc.	110,056	12,458,339
*Royal Caribbean Cruises, Ltd.	98,305	8,299,891
*Ruth’s Hospitality Group, Inc.	33,162	641,353
*Sally Beauty Holdings, Inc.	70,009	1,068,337
*Scientific Games Corp.	41,282	3,304,624
*SeaWorld Entertainment, Inc.	90,958	5,775,833
*Service Corp.	153,826	10,535,543
*Shake Shack, Inc., Class A	18,399	1,272,659
Shoe Carnival, Inc.	32,624	1,104,975
*Shutterstock, Inc.	25,465	3,085,085
Signet Jewelers, Ltd.	59,157	5,275,621
*Skechers USA, Inc., Class A	110,545	5,108,284
*Skyline Champion Corp.	55,096	3,488,679
*Sleep Number Corp.	36,881	3,258,068
Smith & Wesson Brands, Inc.	63,486	1,364,949
Sonic Automotive, Inc., Class A	35,204	1,740,134
*Sonos, Inc.	54,317	1,771,821
*Sportsman’s Warehouse Holdings, Inc.	50,943	879,276
*Standard Motor Products, Inc.	22,606	1,082,827
Starbucks Corp.	162,534	17,239,981
*Steven Madden, Ltd.	90,854	4,097,515
*Stitch Fix, Inc., Class A	3,519	121,757
*Stoneridge, Inc.	49,465	938,846
Strategic Education, Inc.	23,103	1,575,856
*Strattec Security Corp.	3,604	124,951

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*Stride, Inc.	49,969	$1,773,899
*Superior Group of Cos., Inc.	13,632	354,296
*Superior Industries International, Inc.	9,663	56,335
*Tapestry, Inc.	160,283	6,247,831
Target Corp.	212,860	55,262,713
*Taylor Morrison Home Corp.	145,216	4,433,444
Tempur Sealy International, Inc.	201,931	8,979,872
*Tenneco, Inc., Class A	26,863	356,472
*Terminix Global Holdings, Inc.	105,017	4,251,088
*Tesla, Inc.	36,850	41,050,900
#*Texas Roadhouse, Inc.	65,062	5,778,156
Thor Industries, Inc.	39,198	3,996,628
*Tilly’s, Inc., Class A	20,768	288,260
*TJX Cos, Inc. (The)	314,628	20,604,988
Toll Brothers, Inc.	120,744	7,265,166
*TopBuild Corp.	40,162	10,320,429
*Tractor Supply Co.	68,898	14,962,579
*Travel + Leisure Co.	50,834	2,762,320
#*TravelCenters of America, Inc.	5,428	292,623
*Tri Pointe Homes, Inc.	154,532	3,738,129
#*Tupperware Brands Corp.	2,435	54,154
*Ulta Beauty, Inc.	34,118	12,533,588
*Under Armour, Inc., Class A	74,788	1,642,344
*Under Armour, Inc., Class C	104,748	1,977,642
*Unifi, Inc.	17,345	416,627
*Unique Fabricating, Inc.	1,260	3,717
*Universal Electronics, Inc.	13,600	560,048
*Universal Technical Institute, Inc.	16,819	118,406
*Urban Outfitters, Inc.	113,073	3,610,421
Vail Resorts, Inc.	27,477	9,471,597
#*Veoneer, Inc.	39,013	1,373,258
*Vera Bradley, Inc.	31,254	306,602
*VF Corp.	112,714	8,214,596
*Victoria’s Secret & Co.	14,380	725,759
*Vince Holding Corp.	1,616	15,594
*Vista Outdoor, Inc.	61,407	2,569,269
*Visteon Corp.	31,972	3,618,591
*VOXX International Corp.	14,866	168,134
#*Wayfair, Inc., Class A	15,729	3,918,094
Wendy’s Co. (The)	277,402	6,186,065
*Weyco Group, Inc.	8,909	203,303
*Whirlpool Corp.	51,604	10,879,671
Williams-Sonoma, Inc.	89,433	16,610,391
*Wingstop, Inc.	22,230	3,834,008
*Winmark Corp.	2,730	635,599
Winnebago Industries, Inc.	39,141	2,649,454
*Wolverine World Wide, Inc.	93,701	3,108,062
*WW International, Inc.	22,064	383,031
Wyndham Hotels & Resorts, Inc.	75,521	6,379,259
*Wynn Resorts, Ltd.	46,741	4,197,342
*XPEL, Inc.	879	66,716
#*YETI Holdings, Inc.	31,394	3,086,972
*Yum! Brands, Inc.	38,370	4,793,948
*Zovio, Inc.	17,711	30,463
*Zumiez, Inc.	31,026	1,262,758

TOTAL CONSUMER DISCRETIONARY		1,908,991,121

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER STAPLES (5.0%)
Albertsons Cos., Inc., Class A	141	$4,364
Alico, Inc.	7,482	266,359
Altria Group, Inc.	472,316	20,833,859
Andersons, Inc. (The), Class A	31,147	1,060,867
*Archer-Daniels-Midland Co.	222,248	14,277,211
#B&G Foods, Inc.	72,922	2,146,824
*Bellring Brands, Inc., Class A	278	7,456
#*Beyond Meat, Inc.	309	30,585
*BJ’s Wholesale Club Holdings, Inc.	76,612	4,477,205
*Boston Beer Co., Inc. (The), Class A	8,899	4,382,579
*Bridgford Foods Corp.	2,509	29,355
*Brown-Forman Corp., Class A	13,786	882,718
*Brown-Forman Corp., Class B	113,984	7,738,374
Bunge, Ltd.	104,947	9,722,290
*Calavo Growers, Inc.	15,709	631,502
Cal-Maine Foods, Inc.	43,247	1,559,487
Campbell Soup Co.	138,567	5,535,752
Casey’s General Stores, Inc.	48,303	9,251,957
*Celsius Holdings, Inc.	7,829	755,655
*Central Garden & Pet Co.	13,355	688,851
*Central Garden & Pet Co., Class A	50,312	2,324,414
*Chefs’ Warehouse, Inc. (The)	28,528	994,771
Church & Dwight Co., Inc.	77,599	6,779,049
Clorox Co. (The)	49,764	8,112,030
*Coca-Cola Co. (The)	943,734	53,198,286
Coca-Cola Consolidated, Inc.	9,927	3,984,698
Colgate-Palmolive Co.	106,116	8,084,978
#Conagra Brands, Inc.	195,015	6,279,483
Constellation Brands, Inc., Class A	48,933	10,609,164
Costco Wholesale Corp.	85,007	41,784,341
*Coty, Inc., Class A	351,538	2,981,042
*Darling Ingredients, Inc.	166,019	14,031,926
Edgewell Personal Care Co.	56,494	1,976,725
*elf Beauty, Inc.	47,303	1,528,360
Energizer Holdings, Inc.	23,937	872,982
*Estee Lauder Cos, Inc. (The)	55,105	17,872,205
*Farmer Bros Co.	9,219	69,603
*Flowers Foods, Inc.	249,165	6,166,834
Fresh Del Monte Produce, Inc.	60,784	2,035,656
*Freshpet, Inc.	5,467	852,360
General Mills, Inc.	183,107	11,316,013
*Grocery Outlet Holding Corp.	10,671	236,789
*Hain Celestial Group, Inc. (The)	106,503	4,778,790
*Herbalife Nutrition, Ltd.	73,948	3,431,187
Hershey Co. (The)	51,863	9,094,177
Hormel Foods Corp.	162,072	6,858,887
#*Hostess Brands, Inc.	147,158	2,782,758
Ingles Markets, Inc., Class A	17,329	1,198,993
Ingredion, Inc.	66,839	6,365,078
*Inter Parfums, Inc.	30,018	2,773,063
*J & J Snack Foods Corp.	19,554	2,885,193
#J M Smucker Co. (The)	51,569	6,335,767
John B Sanfilippo & Son, Inc.	10,482	885,729
#Kellogg Co.	145,271	8,905,112
Keurig Dr Pepper, Inc.	79,976	2,886,334
Kimberly-Clark Corp.	40,933	5,300,414
*Kraft Heinz Co. (The)	215,998	7,752,168

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
Kroger Co. (The)	518,467	$20,749,049
*Lamb Weston Holdings, Inc.	85,667	4,835,902
*Lancaster Colony Corp.	21,527	3,659,590
*Landec Corp.	29,740	289,073
*Lifeway Foods, Inc.	2,867	15,596
Limoneira Co.	17,931	289,227
McCormick & Co., Inc.	112,087	8,992,740
McCormick & Co., Inc.	3,018	245,182
Medifast, Inc.	20,774	4,077,313
#MGP Ingredients, Inc.	19,758	1,268,661
Molson Coors Beverage Co.	266	15,456
Molson Coors Beverage Co., Class B	76,757	3,384,216
Mondelez International, Inc., Class A	225,444	13,693,469
*Monster Beverage Corp.	102,163	8,683,855
National Beverage Corp.	52,728	2,973,859
#*Natura & Co. Holding SA, ADR	12,223	168,311
*Natural Alternatives International, Inc.	5,470	68,922
Natural Grocers by Vitamin Cottage, Inc.	18,003	219,277
Nature’s Sunshine Products, Inc.	13,753	217,160
Nu Skin Enterprises, Inc., Class A	63,736	2,559,000
*Oil-Dri Corp. of America	5,619	195,654
PepsiCo., Inc.	371,657	60,059,771
*Performance Food Group Co.	75,950	3,435,218
Philip Morris International, Inc.	128,730	12,170,134
*Pilgrim’s Pride Corp.	105,236	2,963,446
*Post Holdings, Inc.	84,919	8,617,580
PriceSmart, Inc.	30,205	2,173,250
Procter & Gamble Co. (The)	541,034	77,362,452
Reynolds Consumer Products, Inc.	5,680	153,246
#*Rite Aid Corp.	19,784	268,865
Rocky Mountain Chocolate Factory, Inc.	4,490	39,108
*S&W Seed Co.	5,318	22,814
Sanderson Farms, Inc.	26,575	5,034,634
*Seaboard Corp.	360	1,386,007
*Seneca Foods Corp.	283	14,518
*Seneca Foods Corp., Class A	8,682	448,252
*Simply Good Foods Co. (The)	80,220	3,180,723
*SpartanNash Co.	36,743	850,233
Spectrum Brands Holdings, Inc.	52,190	4,892,812
*Sprouts Farmers Market, Inc.	126,227	2,794,666
*Sysco Corp.	143,229	11,014,310
#*Tattooed Chef, Inc.	3,060	54,988
#Tootsie Roll Industries, Inc.	33,975	1,075,309
*TreeHouse Foods, Inc.	57,083	2,062,980
Turning Point Brands, Inc.	10,301	393,189
*Tyson Foods, Inc., Class A	148,764	11,896,657
#*United Natural Foods, Inc.	37,188	1,613,587
*United-Guardian, Inc.	1,431	20,048
*Universal Corp.	27,678	1,300,866
*US Foods Holding Corp.	183,946	6,377,408
*USANA Health Sciences, Inc.	25,258	2,451,541
Vector Group, Ltd.	101,998	1,352,493
Village Super Market, Inc., Class A	9,492	211,387
*Walgreens Boots Alliance, Inc.	288,334	13,557,465
Walmart, Inc.	380,368	56,834,587
#WD-40 Co.	13,843	3,142,361
*Weis Markets, Inc.	33,617	1,892,973

TOTAL CONSUMER STAPLES		736,329,999

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (2.9%)
*Adams Resources & Energy, Inc.	3,385	$99,350
Antero Midstream Corp.	249,665	2,656,436
*Antero Resources Corp.	161,892	3,216,794
Apa Corp.	35,907	941,122
#*Arch Resources, Inc.	15,615	1,422,214
Archrock, Inc.	144,757	1,185,560
*Ardmore Shipping Corp.	17,763	70,519
*Aspen Aerogels, Inc.	14,926	812,870
Baker Hughes Co.	180,350	4,523,178
Berry Corp.	43,378	416,863
#Bonanza Creek Energy, Inc.	24,474	1,373,970
#Brigham Minerals, Inc.	5,893	136,600
*Bristow Group, Inc.	6,242	215,973
*Cactus, Inc., Class A	26,574	1,155,969
*California Resources Corp.	6,232	287,482
#*Callon Petroleum Co.	345	17,847
*Centennial Resource Development, Inc., Class A	46,586	335,419
*ChampionX Corp.	118,146	3,098,970
*Cheniere Energy, Inc.	74,946	7,749,416
#*Chesapeake Energy Corp.	14,154	902,176
*Chevron Corp.	400,964	45,906,368
#*Clean Energy Fuels Corp.	173,127	1,596,231
*CNX Resources Corp.	210,144	3,070,204
*Comstock Resources, Inc.	23,895	235,844
ConocoPhillips	529,860	39,469,271
*CONSOL Energy, Inc.	24,953	686,457
*Contango Oil & Gas Co.	7,725	31,904
#*Continental Resources, Inc.	105,366	5,142,914
Core Laboratories NV	25,157	654,334
*Coterra Energy, Inc.	626,731	13,361,905
CVR Energy, Inc.	28,589	548,051
*Dawson Geophysical Co.	9,220	21,390
*Delek US Holdings, Inc.	84,155	1,636,815
*Denbury, Inc.	5,731	485,186
Devon Energy Corp.	287,742	11,532,699
DHT Holdings, Inc.	160,498	1,044,842
Diamondback Energy, Inc.	31,178	3,341,970
*DMC Global, Inc.	15,191	634,680
Dorian LPG, Ltd.	31,418	380,786
*Dril-Quip, Inc.	19,779	465,993
DT Midstream, Inc.	22,931	1,099,771
*Earthstone Energy, Inc., Class A	22,715	230,557
EnLink Midstream LLC	148,091	1,162,514
EOG Resources, Inc.	153,532	14,195,569
*Epsilon Energy, Ltd.	1,800	9,774
*EQT Corp.	130,848	2,605,184
*Equitrans Midstream Corp.	166,990	1,721,667
Evolution Petroleum Corp.	28,091	166,860
*Expro Group Holdings NV	22,725	389,734
*Exterran Corp.	16,546	70,817
Exxon Mobil Corp.	725,975	46,803,608
*Forum Energy Technologies, Inc.	2,883	64,896
*Geospace Technologies Corp.	6,824	64,896

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (Continued)
*Goodrich Petroleum Corp.	6,434	$131,382
*Green Plains, Inc.	42,299	1,605,247
*Gulf Island Fabrication, Inc.	8,644	34,057
*Gulfport Energy Operating Corp.	1,206	98,940
*Halliburton Co.	312,197	7,801,803
*Helix Energy Solutions Group, Inc.	78,050	295,029
*Helmerich & Payne, Inc.	55,775	1,731,256
Hess Corp.	116,523	9,621,304
HollyFrontier Corp.	134,714	4,553,333
*Independence Contract Drilling, Inc.	1,854	7,305
International Seaways, Inc.	30,986	543,804
Kinder Morgan, Inc.	452,969	7,587,231
*Kosmos Energy, Ltd.	34,626	124,654
#*Laredo Petroleum, Inc.	1,172	88,369
*Liberty Oilfield Services, Inc., Class A	93,767	1,211,470
Magnolia Oil & Gas Corp., Class A	61,076	1,275,267
*Marathon Oil Corp.	498,009	8,127,507
Marathon Petroleum Corp.	279,034	18,396,712
*Matador Resources Co.	114,380	4,786,803
#*Meta Materials, Inc.	7,299	34,305
*Mind Technology, Inc.	11,658	19,819
*Murphy Oil Corp.	144,425	4,019,348
*Nabors Industries, Ltd.	4,457	456,842
*NACCO Industries, Inc., Class A	7,344	227,958
#*National Energy Services Reunited Corp.	27,079	316,824
*Natural Gas Services Group, Inc.	7,035	79,988
#*New Fortress Energy, Inc.	4,558	136,740
*Newpark Resources, Inc.	48,469	164,795
*NexTier Oilfield Solutions, Inc.	69,071	308,057
#Nordic American Tankers, Ltd.	50,055	117,629
*NOV, Inc.	203,904	2,858,734
*Oasis Petroleum, Inc.	241	29,065
*Occidental Petroleum Corp.	376,345	12,618,848
*Oceaneering International, Inc.	99,051	1,347,094
*Oil States International, Inc.	31,448	190,575
#ONEOK, Inc.	181,791	11,565,543
*Overseas Shipholding Group, Inc., Class A	57,379	114,184
Ovintiv, Inc.	12,752	478,455
*Par Pacific Holdings, Inc.	50,810	785,523
*Patterson-UTI Energy, Inc.	95,835	820,348
*PBF Energy, Inc., Class A	68,776	1,004,817
PDC Energy, Inc.	94,113	4,923,051
*Peabody Energy Corp.	60,351	717,573
*Phillips 66	109,561	8,192,972
*Pioneer Natural Resources Co.	82,764	15,475,213
*Primeenergy Resources Corp.	892	61,441
*ProPetro Holding Corp.	63,484	608,811
*Range Resources Corp.	189,271	4,413,800
*Ranger Oil Corp.	14,323	473,232
*Renewable Energy Group, Inc.	59,942	3,836,288
*REX American Resources Corp.	6,572	578,007
#*RPC, Inc.	81,549	439,549
*Schlumberger NV	275,597	8,890,759
Scorpio Tankers, Inc.	30,172	483,355
*SEACOR Marine Holdings, Inc.	12,602	56,205
*Select Energy Services, Inc., Class A	47,900	287,879

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (Continued)
SFL Corp., Ltd.	71,547	$565,937
*SilverBow Resources, Inc.	5,746	158,590
SM Energy Co.	17,946	615,907
Solaris Oilfield Infrastructure, Inc., Class A	27,622	209,651
*Southwestern Energy Co.	436,827	2,131,716
*Talos Energy, Inc.	42,934	556,854
Targa Resources Corp.	142,360	7,782,821
*Technip Energies NV, ADR	23,088	353,708
TechnipFMC PLC	198,419	1,462,348
#*Teekay Tankers, Ltd., Class A	17,542	243,483
#*Tellurian, Inc.	9,118	35,743
*TETRA Technologies, Inc.	559	1,806
Texas Pacific Land Corp.	310	394,838
*Tidewater, Inc.	28,376	344,201
#*Transocean, Ltd.	30,280	106,888
*Uranium Energy Corp.	3,630	13,504
*US Silica Holdings, Inc.	38,304	370,783
Valero Energy Corp.	176,307	13,633,820
*W&T Offshore, Inc.	2,171	8,923
*Weatherford International PLC	9,168	266,422
*Whiting Petroleum Corp.	2,376	154,749
*Williams Cos, Inc. (The)	339,109	9,525,572
World Fuel Services Corp.	73,380	2,240,291

TOTAL ENERGY		425,786,073

FINANCIALS (15.2%)
1st Constitution BanCorp	7,433	176,757
*1st Source Corp.	30,702	1,482,293
*ACNB Corp.	7,164	198,801
*Affiliated Managers Group, Inc.	22,270	3,738,688
*Affinity Bancshares, Inc.	840	12,180
*Aflac, Inc.	194,582	10,443,216
*Alleghany Corp.	7,688	5,007,809
Allegiance Bancshares, Inc.	21,261	832,793
*Allstate Corp. (The)	147,922	18,293,514
Ally Financial, Inc.	296,780	14,168,277
A-Mark Precious Metals, Inc.	7,393	554,401
*AMBAC Financial Group, Inc.	25,077	424,052
*American Equity Investment Life Holding Co.	111,375	3,549,521
American Express Co.	282,115	49,025,945
*American Financial Group, Inc.	69,943	9,515,046
*American International Group, Inc.	178,850	10,568,246
*American National Bankshares, Inc.	10,541	391,071
American National Group, Inc.	17,036	3,231,900
Ameriprise Financial, Inc.	86,306	26,075,632
Ameris BanCorp	77,737	4,072,641
AMERISAFE, Inc.	26,199	1,553,339
Ameriserv Financial, Inc.	3,367	13,434
*Ames National Corp.	8,700	215,064
Aon PLC, Class A	71,445	22,856,684
#Apollo Global Management, Inc.	1,753	134,893
*Arch Capital Group, Ltd.	179,086	7,489,377
Ares Management Corp., Class A	34,138	2,892,854
Argo Group International Holdings, Ltd.	38,705	2,132,646
*Arrow Financial Corp.	17,296	620,062
Arthur J Gallagher & Co.	59,404	9,960,269
Artisan Partners Asset Management, Inc., Class A	47,331	2,344,778

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*AssetMark Financial Holdings, Inc.	308	$7,897
*Associated Banc-Corp.	154,837	3,449,768
*Associated Capital Group, Inc.	2,487	90,402
Assurant, Inc.	60,849	9,815,552
Assured Guaranty, Ltd.	112,902	6,275,093
*Athene Holding, Ltd., Class A	103,830	9,034,248
*Atlantic Capital Bancshares, Inc.	25,662	705,962
Atlantic Union Bankshares Corp.	101,716	3,648,553
*Atlanticus Holdings Corp.	11,544	894,545
*Auburn National BanCorp, Inc.	2,087	70,582
Axis Capital Holdings, Ltd.	62,829	3,271,506
*Axos Financial, Inc.	77,341	4,099,073
B Riley Financial, Inc.	840	60,194
Banc of California, Inc.	56,419	1,146,998
BancFirst Corp.	32,722	2,127,257
*BanCorp, Inc. (The)	82,148	2,509,621
*Bank of America Corp.	1,783,289	85,205,548
*Bank of Hawaii Corp.	37,188	3,142,386
*Bank of Marin BanCorp	14,423	549,661
Bank of New York Mellon Corp. (The)	298,780	17,687,776
Bank of NT Butterfield & Son, Ltd. (The)	61,828	2,219,625
*Bank of Princeton (The)	4,409	133,505
Bank of South Carolina Corp.	800	16,008
Bank OZK	99,619	4,449,981
BankFinancial Corp.	20,625	234,919
BankUnited, Inc.	101,514	4,117,408
Bankwell Financial Group, Inc.	5,396	160,261
Banner Corp.	38,940	2,249,174
*Bar Harbor Bankshares	13,636	404,989
*BayCom Corp.	5,183	97,907
BCB BanCorp, Inc.	12,179	184,146
*Berkshire Hathaway, Inc., Class B	373,165	107,102,087
*Berkshire Hills BanCorp, Inc.	52,489	1,425,076
BGC Partners, Inc., Class A	297,145	1,595,669
BlackRock, Inc.	19,990	18,859,765
Blackstone, Inc., Class A	37,964	5,254,977
*Blucora, Inc.	52,528	867,763
BOK Financial Corp.	53,067	5,368,788
*Bridgewater Bancshares, Inc.	17,270	312,414
*Brighthouse Financial, Inc.	43,363	2,178,123
Brightsphere Investment Group, Inc.	80,719	2,419,956
Brookline BanCorp, Inc.	89,594	1,437,984
Brown & Brown, Inc.	157,527	9,941,529
*BRP Group, Inc., Class A	59	2,153
Bryn Mawr Bank Corp.	24,048	1,114,384
Business First Bancshares, Inc.	1,176	31,376
*Byline BanCorp, Inc.	11,289	290,805
C&F Financial Corp.	2,604	133,247
*C, Inc.innati Financial Corp.	76,019	9,231,747
*Cadence Bank	215,112	6,242,559
*Cambridge BanCorp	1,974	181,233
Camden National Corp.	17,615	838,474
*Cannae Holdings, Inc.	103,030	3,513,323
*Capital City Bank Group, Inc.	16,503	443,436
Capital One Financial Corp.	130,504	19,710,019
Capitol Federal Financial, Inc.	208,219	2,525,696

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Capstar Financial Holdings, Inc.	15,450	$339,437
*Cathay General BanCorp	87,660	3,698,375
Cboe Global Markets, Inc.	24,596	3,245,196
CBTX, Inc.	15,979	434,629
*CCUR Holdings, Inc.	1	6,150
*Central Pacific Financial Corp.	41,240	1,133,688
*Central Valley Community BanCorp	9,445	201,462
*Century BanCorp, Inc., Class A	4,330	498,599
*Charles Schwab Corp. (The)	408,407	33,501,626
*Chemung Financial Corp.	3,869	178,941
Chubb, Ltd.	91,351	17,848,158
CIT Group, Inc.	74,984	3,713,958
Citigroup, Inc.	447,476	30,947,440
Citizens & Northern Corp.	9,655	246,299
Citizens Community BanCorp, Inc.	5,226	71,074
Citizens Financial Group, Inc.	178,685	8,466,095
Citizens Holding Co.	2,051	36,939
*Citizens, Inc.	28,479	183,405
*City Holding Co.	18,587	1,479,153
Civista Bancshares, Inc.	14,290	343,817
CME Group, Inc.	56,033	12,358,078
*CNA Financial Corp.	29,562	1,326,151
*CNB Financial Corp.	15,464	396,961
CNO Financial Group, Inc.	150,105	3,623,535
*Coastal Financial Corp.	4,886	185,912
Codorus Valley BanCorp, Inc.	7,482	163,781
Cohen & Steers, Inc.	54,659	5,186,593
Colony Bankcorp, Inc.	5,329	100,185
Columbia Banking System, Inc.	90,321	3,082,656
*Columbia Financial, Inc.	28,462	529,962
*Comerica, Inc.	86,967	7,400,022
*Commerce Bancshares, Inc.	122,055	8,606,098
*Community Bank System, Inc.	60,736	4,352,949
*Community Bankers Trust Corp.	19,082	222,496
Community Financial Corp. (The)	4,091	155,949
*Community Trust BanCorp, Inc.	20,692	903,827
*Community West Bancshares	4,200	55,020
ConnectOne BanCorp, Inc.	39,780	1,341,779
*Consumer Portfolio Services, Inc.	22,519	147,049
*County BanCorp, Inc.	4,577	162,026
*Cowen, Inc., Class A	23,758	896,389
*Crawford & Co., Class A	32,830	283,651
*Crawford & Co., Class B	20,524	169,528
#*Credit Acceptance Corp.	20,283	12,133,493
*Cullen/Frost Bankers, Inc.	46,574	6,031,333
Curo Group Holdings Corp.	1,410	24,224
Customers BanCorp, Inc.	30,072	1,602,537
CVB Financial Corp.	144,537	2,893,631
Diamond Hill Investment Group, Inc.	3,687	799,563
Dime Community Bancshares, Inc.	54,673	1,950,733
*Discover Financial Services	157,659	17,865,918
Donegal Group, Inc.	1,947	28,212
Donegal Group, Inc., Class A	26,556	378,423
*Donnelley Financial Solutions, Inc.	33,629	1,288,663
Eagle BanCorp Montana, Inc.	4,900	110,250
*Eagle BanCorp, Inc.	31,813	1,800,298
East West BanCorp, Inc.	124,586	9,902,095

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*eHealth, Inc.	21,951	$973,527
*Emclaire Financial Corp.	300	8,124
*Employers Holdings, Inc.	45,224	1,745,646
*Encore Capital Group, Inc.	39,016	2,107,644
*Enova International, Inc.	47,456	1,539,473
*Enstar Group, Ltd.	13,183	3,042,373
*Enterprise BanCorp, Inc.	7,524	279,517
*Enterprise Financial Services Corp.	37,877	1,780,977
Equitable Holdings, Inc.	89,309	2,991,851
Equity Bancshares, Inc., Class A	14,310	478,813
#Erie Indemnity Co., Class A	26,119	5,375,551
*Esquire Financial Holdings, Inc.	4,767	152,449
Essa BanCorp, Inc.	7,776	126,360
Essent Group, Ltd.	62,643	3,006,864
Evans BanCorp, Inc.	4,016	160,439
Evercore, Inc.	47,712	7,244,590
Everest Re Group, Ltd.	21,244	5,555,306
*EZCorp., Inc., Class A	61,225	456,738
*FactSet Research Systems, Inc.	23,973	10,641,375
Farmers & Merchants BanCorp, Inc.	4,427	112,357
Farmers National Banc Corp.	24,436	435,450
FB Financial Corp.	52,108	2,362,056
*Federal Agricultural Mortgage Corp.	635	75,214
*Federal Agricultural Mortgage Corp.	10,300	1,298,727
*Federated Hermes, Inc.	114,974	3,829,784
Fednat Holding Co.	9,016	22,901
Fidelity D&D BanCorp, Inc.	1,602	81,045
Fidelity National Financial, Inc.	152,138	7,288,932
Fifth Third BanCorp	265,174	11,543,024
#*Financial Institutions, Inc.	18,608	593,967
First American Financial Corp.	123,242	9,013,920
*First BanCorp	254,196	3,469,775
First BanCorp, Inc. (The)	9,663	286,701
First BanCorp/Southern Pines Nc	42,208	2,043,711
*First Bancshares, Inc. (The)	11,881	478,210
First Bank	13,632	205,025
First Busey Corp.	65,701	1,674,718
*First Business Financial Services, Inc.	6,819	199,115
First Capital, Inc.	2,028	81,688
#First Citizens Bancshares, Inc., Class A	8,825	7,182,667
*First Commonwealth Financial Corp.	131,506	2,012,042
First Community Bankshares, Inc.	19,210	622,788
*First Community Corp.	5,860	117,903
*First Financial BanCorp	109,734	2,609,475
First Financial Bankshares, Inc.	94,956	4,816,168
*First Financial Corp.	8,447	361,954
First Financial Northwest, Inc.	13,447	221,875
First Foundation, Inc.	51,567	1,372,198
First Guaranty Bancshares, Inc.	2,062	42,704
First Hawaiian, Inc.	38,291	1,056,449
*First Horizon Corp.	515,179	8,742,588
First Internet BanCorp, Class A	8,289	282,158
First Interstate BancSystem, Inc., Class A	42,696	1,774,873
*First Merchants Corp.	61,879	2,572,929
*First Mid Bancshares, Inc.	13,169	567,321
*First Midwest BanCorp, Inc.	124,581	2,398,184

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
First National Corp.	699	$15,902
*First Northwest BanCorp	7,811	140,989
First of Long Island Corp. (The)	25,402	511,342
First Republic Bank	49,526	10,713,960
First Savings Financial Group, Inc.	3,174	88,174
First United Corp.	5,001	94,419
*First Western Financial, Inc.	1,300	37,726
FirstCash, Inc.	55,962	4,950,958
*Flagstar BanCorp, Inc.	67,802	3,199,576
*Flexshopper, Inc.	51	132
Flushing Financial Corp.	33,828	812,549
*FNB Corp.	259,622	3,024,596
*Franklin Financial Services Corp.	1,100	35,750
Franklin Resources, Inc.	133,156	4,193,082
FS BanCorp, Inc.	8,768	302,145
*Fulton Financial Corp.	186,205	2,997,901
*FVCBankCorp., Inc.	2,121	43,480
*GAMCO Investors, Inc., Class A	8,055	213,055
*Genworth Financial, Inc., Class A	275,340	1,131,647
*German American BanCorp, Inc.	28,257	1,113,891
Glacier BanCorp, Inc.	106,912	5,911,164
Global Indemnity Group LLC, Class A	12,412	305,211
Globe Life, Inc.	64,620	5,752,472
Goldman Sachs Group, Inc. (The)	75,550	31,228,592
#Goosehead Insurance, Inc., Class A	728	105,050
Great Southern BanCorp, Inc.	16,952	956,601
*Great Western BanCorp, Inc.	55,782	1,899,377
*Green Dot Corp., Class A	63,748	2,700,365
*Greene County BanCorp, Inc.	358	12,186
*Greenhill & Co., Inc.	8,266	129,942
*Greenlight Capital Re, Ltd., Class A	15,972	118,672
Guaranty Bancshares, Inc.	8,599	322,806
Guaranty Federal Bancshares, Inc.	1,800	42,930
*Hallmark Financial Services, Inc.	9,393	31,279
*Hamilton Lane, Inc., Class A	20,748	2,168,373
*Hancock Whitney Corp.	81,503	4,032,768
*Hanmi Financial Corp.	28,821	639,538
Hanover Insurance Group, Inc. (The)	33,841	4,263,966
HarborOne BanCorp, Inc.	34,764	499,559
*Hartford Financial Services Group, Inc. (The)	202,035	14,734,413
*Hawthorn Bancshares, Inc.	3,719	89,144
HCI Group, Inc.	14,060	1,884,181
Heartland Financial USA, Inc.	41,249	2,067,400
*Hennessy Advisors, Inc.	4,698	54,215
*Heritage Commerce Corp.	56,300	675,037
Heritage Financial Corp.	36,481	906,188
Heritage Insurance Holdings, Inc.	15,805	103,365
*Hilltop Holdings, Inc.	118,134	4,186,669
Hingham Institution For Savings The	2,003	723,564
*HMN Financial, Inc.	3,012	70,210
Home BanCorp, Inc.	8,231	343,644
*Home Bancshares, Inc.	150,350	3,572,316
HomeStreet, Inc.	30,554	1,440,927
*Hometrust Bancshares, Inc.	6,636	201,734
Hope BanCorp, Inc.	160,763	2,345,532
Horace Mann Educators Corp.	54,573	2,138,170
Horizon BanCorp, Inc.	47,538	906,550

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Houlihan Lokey, Inc.	35,668	$3,997,669
*Howard BanCorp, Inc.	16,911	350,227
*Huntington Bancshares, Inc.	950,754	14,964,868
IF BanCorp, Inc.	723	16,289
Independence Holding Co.	12,783	627,006
*Independent Bank Corp.	25,505	574,628
Independent Bank Corp.	36,378	3,073,941
Independent Bank Group, Inc.	49,313	3,564,837
Interactive Brokers Group, Inc.	84,363	5,977,119
Intercontinental Exchange, Inc.	134,294	18,594,347
International Bancshares Corp.	76,621	3,248,730
Invesco, Ltd.	234,383	5,955,672
Investar Holding Corp.	7,734	144,626
Investors BanCorp, Inc.	272,898	4,175,339
*Investors Title Co.	1,811	350,972
James River Group Holdings, Ltd.	37,161	1,187,294
Janus Henderson Group PLC	115,510	5,371,215
Jefferies Financial Group, Inc.	180,429	7,758,447
JPMorgan Chase & Co.	911,109	154,788,308
Kearny Financial Corp.	96,417	1,293,916
*Kemper Corp.	60,631	3,848,856
Kentucky First Federal BanCorp	1,549	10,951
*KeyCorp.	417,426	9,713,503
*Kingstone Cos., Inc.	5,413	31,125
Kinsale Capital Group, Inc.	9,763	1,827,145
KKR & Co., Inc.	75,571	6,020,742
*Lake Shore BanCorp, Inc.	1,022	15,269
*Lakeland BanCorp, Inc.	56,672	1,018,963
Lakeland Financial Corp.	30,125	2,165,084
Landmark BanCorp, Inc.	2,715	77,758
Lazard, Ltd., Class A	120,904	5,923,087
LCNB Corp.	13,150	224,207
*LendingClub Corp.	71,228	3,273,639
*LendingTree, Inc.	5,657	912,983
Level One BanCorp, Inc.	5,109	160,474
*Limestone BanCorp, Inc.	1,427	26,043
*Lincoln National Corp.	94,770	6,837,655
Live Oak Bancshares, Inc.	44,679	3,984,473
*Loews Corp.	113,043	6,338,321
LPL Financial Holdings, Inc.	120,821	19,817,060
*Luther Burbank Corp.	3,141	45,576
M&T Bank Corp.	46,522	6,844,317
*Macatawa Bank Corp.	31,316	263,054
*Maiden Holdings, Ltd.	69,360	226,114
*MainStreet Bancshares, Inc., Class A	1,520	38,000
*Malvern BanCorp, Inc.	5,035	84,638
*Markel Corp.	6,268	8,230,699
MarketAxess Holdings, Inc.	18,428	7,530,971
*Marlin Business Services Corp.	11,271	258,331
Marsh & McLennan Cos., Inc.	104,192	17,379,226
*MBIA, Inc.	166,799	2,592,056
*Mercantile Bank Corp.	16,848	579,066
Merchants BanCorp	3,732	165,813
*Mercury General Corp.	66,010	3,596,885
Meridian BanCorp, Inc.	61,364	1,423,645
Meridian Corp.	2,163	65,323

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Meta Financial Group, Inc.	48,458	$2,686,512
MetLife, Inc.	220,839	13,868,689
*Metropolitan Bank Holding Corp.	3,843	349,175
*MGIC Investment Corp.	178,397	2,882,896
Mid Penn BanCorp, Inc.	2,532	70,947
*Middlefield Banc Corp.	4,154	103,850
*Midland States BanCorp, Inc.	19,359	496,752
*MidWestOne Financial Group, Inc.	10,788	338,204
Moelis & Co., Class A	42,319	3,078,284
*Moody’s Corp.	42,829	17,309,340
Morgan Stanley	469,909	48,297,247
Morningstar, Inc.	40,631	12,869,869
*Mr Cooper Group, Inc.	20,109	881,579
MSCI, Inc.	53,714	35,713,364
*MVB Financial Corp.	9,643	411,660
*Nasdaq, Inc.	88,257	18,522,497
*National Bank Holdings Corp., Class A	36,788	1,595,496
*National Bankshares, Inc.	3,544	132,014
*National Western Life Group, Inc., Class A	3,855	828,864
Navient Corp.	215,590	4,247,123
*NBT BanCorp, Inc.	66,342	2,434,088
Nelnet, Inc., Class A	31,488	2,601,853
*New York Community BanCorp, Inc.	310,177	3,855,500
*NI Holdings, Inc.	9,028	179,477
*Nicolet Bankshares, Inc.	10,260	737,591
*NMI Holdings, Inc., Class A	76,782	1,864,267
Northeast Bank	6,219	205,849
*Northern Trust Corp.	105,520	12,983,181
Northfield BanCorp, Inc.	58,568	1,027,868
Northrim BanCorp, Inc.	6,426	285,443
*Northwest Bancshares, Inc.	167,299	2,308,726
Norwood Financial Corp.	4,164	108,972
Oak Valley BanCorp	4,855	83,749
*OceanFirst Financial Corp.	62,325	1,381,745
*Oconee Federal Financial Corp.	400	9,800
OFG BanCorp	62,356	1,615,020
Ohio Valley Banc Corp.	4,777	133,087
*Old National BanCorp	212,695	3,632,831
*Old Point Financial Corp.	2,663	56,216
Old Republic International Corp.	238,476	6,159,835
Old Second BanCorp, Inc.	9,603	130,025
OneMain Holdings, Inc.	62,774	3,315,095
*Open Lending Corp., Class A	2,735	86,207
*Oppenheimer Holdings, Inc., Class A	10,148	528,203
Origin BanCorp, Inc.	11,731	523,203
Orrstown Financial Services, Inc.	8,572	203,242
Pacific Premier BanCorp, Inc.	105,254	4,419,615
*PacWest BanCorp	100,446	4,768,172
*Palomar Holdings, Inc.	3,715	339,737
#*Park National Corp.	18,531	2,382,901
Parke BanCorp, Inc.	9,531	211,302
PCB BanCorp	7,184	153,019
PCSB Financial Corp.	15,491	296,033
*PDL Community BanCorp	14,479	224,569
*Peapack-Gladstone Financial Corp.	17,776	596,385
Penns Woods BanCorp, Inc.	5,436	129,377
PennyMac Financial Services, Inc.	1,718	106,619

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Peoples BanCorp of North Carolina, Inc.	3,810	$107,061
*Peoples BanCorp, Inc.	26,888	859,340
*Peoples Financial Services Corp.	3,385	154,965
People’s United Financial, Inc.	288,458	4,944,170
Pinnacle Financial Partners, Inc.	51,803	5,002,616
*Piper Sandler Cos.	19,326	3,182,799
PJT Partners, Inc., Class A	7,964	651,376
Plumas BanCorp	3,091	114,182
PNC Financial Services Group, Inc. (The)	108,420	22,879,873
*Popular, Inc.	70,900	5,774,096
Pr, Inc.ipal Financial Group, Inc.	118,134	7,925,610
*PRA Group, Inc.	51,538	2,209,949
Preferred Bank	16,917	1,159,999
Premier Financial Corp.	26,845	855,819
Primerica, Inc.	60,363	10,155,471
Primis Financial Corp.	21,058	319,029
ProAssurance Corp.	40,371	924,900
*Prog Holdings, Inc.	75,445	3,051,750
Progressive Corp. (The)	148,676	14,106,379
*Prosperity Bancshares, Inc.	70,320	5,295,799
Provident BanCorp, Inc.	12,142	218,799
*Provident Financial Holdings, Inc.	6,656	113,485
Provident Financial Services, Inc.	93,301	2,310,133
Prudential BanCorp, Inc.	6,497	97,390
*Prudential Financial, Inc.	100,898	11,103,825
Pzena Investment Management, Inc., Class A	8,763	95,341
QCR Holdings, Inc.	16,621	916,482
*Radian Group, Inc.	96,219	2,296,748
*Randolph BanCorp, Inc.	1,654	38,869
Raymond James Financial, Inc.	109,708	10,816,112
RBB BanCorp	9,560	245,405
Regional Management Corp.	13,416	685,289
Regions Financial Corp.	516,572	12,232,425
*Reinsurance Group of America, Inc.	29,330	3,463,286
RenaissanceRe Holdings, Ltd.	41,850	5,934,330
Renasant Corp.	63,458	2,373,964
*Republic BanCorp, Inc., Class A	17,987	971,658
*Republic First BanCorp, Inc.	30,439	94,361
Riverview BanCorp, Inc.	17,979	132,865
*RLI Corp.	33,615	3,640,841
S&P Global, Inc.	61,588	29,202,566
*S&T BanCorp, Inc.	41,078	1,255,344
*Safeguard Scientifics, Inc.	16,272	136,522
Safety Insurance Group, Inc.	22,742	1,783,200
*Salisbury BanCorp, Inc.	1,410	73,743
*Sandy Spring BanCorp, Inc.	38,295	1,817,481
Santander Consumer USA Holdings, Inc.	217,590	9,073,503
SB Financial Group, Inc.	3,331	62,290
*Sculptor Capital Management, Inc.	1,844	48,866
*Seacoast Banking Corp. of Florida	37,303	1,358,948
*Security National Financial Corp., Class A	4,019	35,488
SEI Investments Co.	87,467	5,513,920
*Selective Insurance Group, Inc.	80,103	6,277,672
*Selectquote, Inc.	3,851	51,180
ServisFirst Bancshares, Inc.	50,568	4,061,116
Severn BanCorp, Inc.	4,355	59,359

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Shore Bancshares, Inc.	9,404	$173,786
Sierra BanCorp	16,572	413,637
Signature Bank	31,782	9,465,315
*Silvercrest Asset Management Group, Inc., Class A	3,719	59,504
*Silvergate Capital Corp.	619	96,948
*Simmons First National Corp., Class A	120,208	3,593,017
*SiriusPoint, Ltd.	94,729	890,453
SLM Corp.	449,123	8,241,407
SmartFinancial, Inc.	8,592	223,306
Sound Financial BanCorp, Inc.	771	33,246
*Southern First Bancshares, Inc.	6,964	375,151
*Southern Missouri BanCorp, Inc.	8,056	438,246
Southside Bancshares, Inc.	42,427	1,753,084
*SouthState Corp.	75,945	5,930,545
Spirit of Texas Bancshares, Inc.	11,186	272,155
*State Auto Financial Corp.	41,220	2,114,998
State Street Corp.	110,595	10,899,137
StepStone Group, Inc., Class A	1,403	65,913
Sterling BanCorp	216,291	5,504,606
*Sterling BanCorp, Inc.	8,152	44,102
Stewart Information Services Corp.	31,961	2,274,664
*Stifel Financial Corp.	82,795	6,033,272
*Stock Yards BanCorp, Inc.	27,958	1,712,427
*StoneX Group, Inc.	24,822	1,715,448
Summit Financial Group, Inc.	7,291	183,223
*Summit State Bank	3,136	54,725
*SVB Financial Group	36,530	26,206,622
Synchrony Financial	387,650	18,006,343
Synovus Financial Corp.	161,486	7,523,633
T Rowe Price Group, Inc.	119,955	26,015,840
Territorial BanCorp, Inc.	11,411	286,302
*Texas Capital Bancshares, Inc.	58,072	3,519,163
TFS Financial Corp.	132,314	2,574,830
*Timberland BanCorp, Inc.	8,097	224,692
Tiptree, Inc.	47,142	735,887
#*Tompkins Financial Corp.	17,476	1,434,954
Towne Bank	81,570	2,571,086
Tradeweb Markets, Inc., Class A	1,067	95,070
Travelers Cos, Inc. (The)	112,743	18,138,094
TriCo Bancshares	35,374	1,550,442
*TriState Capital Holdings, Inc.	33,302	1,000,725
*Triumph BanCorp, Inc.	29,436	3,452,843
Truist Financial Corp.	272,008	17,264,348
#*Trupanion, Inc.	1,473	150,835
*TrustCo Bank Corp. NY	22,513	755,536
*Trustmark Corp.	71,572	2,276,705
*UMB Financial Corp.	44,717	4,418,934
*Umpqua Holdings Corp.	183,754	3,757,769
Union Bankshares, Inc./Morrisville Vt	619	19,808
*United Bancshares, Inc.	606	17,707
*United Bankshares, Inc.	118,227	4,373,217
United Community Banks, Inc.	94,747	3,300,985
*United Fire Group, Inc.	20,449	417,773
*United Insurance Holdings Corp.	22,139	84,571
United Security Bancshares/Fresno CA	11,687	92,444
*Unity BanCorp, Inc.	9,514	241,180
Universal Insurance Holdings, Inc.	55,725	823,058

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Univest Financial Corp.	33,251	$954,304
Unum Group	145,994	3,718,467
US BanCorp	406,378	24,533,040
Valley National BanCorp	334,094	4,430,086
Value Line, Inc.	1,300	44,785
*Veritex Holdings, Inc.	37,628	1,540,867
#Victory Capital Holdings, Inc., Class A	4,669	176,955
*Virtu Financial, Inc., Class A	48,333	1,202,525
Virtus Investment Partners, Inc.	9,215	2,948,800
*Voya Financial, Inc.	94,031	6,560,543
*W R Berkley Corp.	96,921	7,714,912
Walker & Dunlop, Inc.	43,568	5,666,890
*Washington Federal, Inc.	110,512	3,907,704
Washington Trust BanCorp, Inc.	18,309	1,000,770
Waterstone Financial, Inc.	33,695	696,476
*Webster Financial Corp.	97,146	5,436,290
*Wells Fargo & Co.	743,637	38,044,469
*WesBanco, Inc.	68,250	2,373,052
West BanCorp, Inc.	18,898	599,067
*Westamerica BanCorp	32,927	1,836,010
*Western Alliance BanCorp	91,418	10,612,716
*Western New England BanCorp, Inc.	25,674	249,808
*Westwood Holdings Group, Inc.	6,796	118,250
White Mountains Insurance Group, Ltd.	4,319	4,556,502
Willis Towers Watson PLC	48,764	11,814,542
Wintrust Financial Corp.	49,862	4,412,787
#WisdomTree Investments, Inc.	102,808	656,943
#*World Acceptance Corp.	9,471	1,755,829
*WSFS Financial Corp.	59,073	3,060,572
*WVS Financial Corp.	757	11,786
*Zions BanCorp NA	142,270	8,961,587

TOTAL FINANCIALS		2,220,886,019

HEALTH CARE (11.6%)
*10X Genomics, Inc., Class A	3,897	628,469
Abbott Laboratories	240,959	31,057,206
AbbVie, Inc.	383,467	43,972,161
*ABIOMED, Inc.	13,184	4,377,615
*Acadia Healthcare Co., Inc.	97,157	6,023,734
*ACADIA Pharmaceuticals, Inc.	37,306	669,643
*Acceleron Pharma, Inc.	5,468	952,416
*Accuray, Inc.	43,335	216,242
#*Adaptive Biotechnologies Corp.	2,867	95,786
*Addus HomeCare Corp.	16,637	1,555,560
*Adverum Biotechnologies, Inc.	50,280	114,136
*Aeglea BioTherapeutics, Inc.	17,876	130,852
Agilent Technologies, Inc.	77,087	12,140,432
#*Agios Pharmaceuticals, Inc.	8,361	392,967
*Akebia Therapeutics, Inc.	74,529	213,898
*Akero Therapeutics, Inc.	1,094	23,510
*Albireo Pharma, Inc.	9,695	283,288
*Aldeyra Therapeutics, Inc.	14,742	134,152
*Align Technology, Inc., Class A	35,042	21,879,174
*Alkermes PLC	66,993	2,029,218
#*Allakos, Inc.	3,883	390,552
*Allogene Therapeutics, Inc.	1,406	24,239

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Allscripts Healthcare Solutions, Inc.	181,317	$2,498,548
*Alnylam Pharmaceuticals, Inc.	20,307	3,240,185
*Alphatec Holdings, Inc.	8,967	105,183
*Alpine Immune Sciences, Inc.	1,694	21,429
*Amedisys, Inc., Class B	27,580	4,670,397
AmerisourceBergen Corp.	96,066	11,721,973
*Amgen, Inc.	163,581	33,856,360
*AMN Healthcare Services, Inc.	83,720	8,263,164
*Amneal Pharmaceuticals, Inc.	15,093	82,861
*Amphastar Pharmaceuticals, Inc.	46,118	861,484
*Amryt Pharma PLC, ADR	1,705	18,056
*AnaptysBio, Inc.	14,057	462,475
*AngioDynamics, Inc.	53,996	1,544,286
*ANI Pharmaceuticals, Inc.	11,570	432,487
#*Anika Therapeutics, Inc.	15,896	662,068
*Antares Pharma, Inc.	13,254	49,570
*Anthem, Inc.	84,721	36,864,649
#*Apollo Medical Holdings, Inc.	2,491	170,957
*Applied Genetic Technologies Corp.	9,627	24,934
*Apyx Medical Corp.	21,789	311,583
*Aravive, Inc.	6,843	24,293
#*Arcus Biosciences, Inc.	2,911	97,344
*Arcutis Biotherapeutics, Inc.	9,287	196,699
*Arena Pharmaceuticals, Inc., Class A	37,945	2,177,664
*Arrowhead Pharmaceuticals, Inc.	18,133	1,157,248
*Arvinas, Inc.	1,840	159,307
*Assembly Biosciences, Inc.	23,043	72,585
AstraZeneca PLC, Sponsored ADR	144,390	9,007,048
*Atara Biotherapeutics, Inc., Class A	36,531	565,500
*AtriCure, Inc.	2,284	171,437
*Atrion Corp.	1,573	1,145,144
*Avanos Medical, Inc.	63,004	1,987,146
#*Avantor, Inc.	68,481	2,765,263
#*Avid Bioservices, Inc.	6,929	212,582
*Avidity Biosciences, Inc.	48	1,080
*Avrobio, Inc.	4,201	23,610
*Axogen, Inc.	4,593	69,768
#*Axonics, Inc.	6,257	458,951
*Baxter International, Inc.	109,059	8,611,299
*Becton Dickinson and Co.	40,014	9,586,954
*Biogen, Inc.	46,796	12,479,557
*Biohaven Pharmaceutical Holding Co., Ltd.	7,876	1,120,912
*Biolife Solutions, Inc.	5,042	267,982
*BioMarin Pharmaceutical, Inc.	28,373	2,247,993
*Bio-Rad Laboratories, Inc., Class A	11,806	9,381,992
Bio-Techne Corp.	18,112	9,484,349
#*Bluebird Bio, Inc.	23,394	547,654
*Blueprint Medicines Corp.	4,751	534,440
*Boston Scientific Corp.	172,202	7,427,072
#*Bridgebio Pharma, Inc.	3,376	166,707
Bristol-Myers Squibb Co.	387,364	22,622,058
*Brookdale Senior Living, Inc.	146,210	950,365
*Bruker Corp.	96,980	7,787,494
*Calithera Biosciences, Inc.	37,977	73,296
*Cara Therapeutics, Inc.	5,424	91,286
Cardinal Health, Inc.	182,691	8,734,457
*Cardiovascular Systems, Inc.	12,940	453,935

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Castle Biosciences, Inc.	1,769	$110,297
*Catalent, Inc.	140,204	19,328,523
*Catalyst Biosciences, Inc.	4,256	14,002
*Celldex Therapeutics, Inc.	252	10,720
*Centene Corp.	291,387	20,758,410
Cerner Corp.	162,005	12,035,351
*Change Healthcare, Inc.	121,895	2,624,399
*Charles River Laboratories International, Inc.	54,737	24,559,397
*Chembio Diagnostics, Inc.	2,903	6,590
Chemed Corp.	15,112	7,287,762
#*ChemoCentryx, Inc.	9,103	316,875
*Chimerix, Inc.	43,891	229,989
*Chinook Therapeutics, Inc.	2,896	31,103
*Cigna Corp.	135,563	28,957,612
*Codexis, Inc.	10,577	367,762
*Collegium Pharmaceutical, Inc.	9,005	176,768
*Community Health Systems, Inc.	49,693	650,978
*Computer Programs and Systems, Inc.	12,920	466,412
*Concert Pharmaceuticals, Inc.	16,486	45,172
CONMED Corp.	26,744	3,912,112
Cooper Cos, Inc. (The)	20,231	8,434,709
*Corcept Therapeutics, Inc.	109,337	1,968,066
*CorVel Corp.	20,243	3,708,922
*Corvus Pharmaceuticals, Inc.	8,438	38,224
*Covetrus, Inc.	54,517	1,100,698
*Crinetics Pharmaceuticals, Inc.	63	1,571
*Cross Country Healthcare, Inc.	34,737	720,098
*CryoLife, Inc.	34,272	707,374
*Cumberland Pharmaceuticals, Inc.	7,698	20,708
#*Cutera, Inc.	6,895	296,485
CVS Health Corp.	346,609	30,945,252
*Cymabay Therapeutics, Inc.	23,457	91,482
*CytomX Therapeutics, Inc.	18,940	112,314
#Danaher Corp.	103,047	32,126,963
*DaVita, Inc.	120,597	12,450,434
*Deciphera Pharmaceuticals, Inc.	48,074	1,605,191
*Denali Therapeutics, Inc.	25,598	1,237,663
DENTSPLY SIRONA, Inc.	89,771	5,135,799
*DexCom, Inc.	8,963	5,585,831
*Dyadic International, Inc.	2,750	12,210
*Eagle Pharmaceuticals, Inc.	6,909	361,824
#*Editas Medicine, Inc.	8,046	295,449
*Edwards Lifesciences Corp.	64,715	7,754,151
*Eiger Biopharmaceuticals, Inc.	2,291	15,441
*Elanco Animal Health, Inc.	85,870	2,823,406
Eli Lilly & Co.	191,095	48,683,362
*Emergent BioSolutions, Inc.	50,942	2,428,405
*Enanta Pharmaceuticals, Inc.	19,416	1,666,864
Encompass Health Corp.	132,057	8,393,543
*Endo International PLC	86,515	367,689
#*Enochian Biosciences, Inc.	13,353	124,450
Ensign Group, Inc. (The)	60,445	4,715,314
*Envista Holdings Corp.	90,264	3,529,322
*Enzo Biochem, Inc.	45,031	154,907
*Epizyme, Inc.	45,760	192,192
*Evelo Biosciences, Inc.	2,447	21,656

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Evolent Health, Inc., Class A	89,537	$2,620,748
*Exact Sciences Corp.	21,193	2,017,997
*Exelixis, Inc.	157,284	3,383,179
*Fate Therapeutics, Inc.	4,283	230,425
#*FibroGen, Inc.	17,067	189,785
*FONAR Corp.	3,629	58,064
#*Forma Therapeutics Holdings, Inc.	5,590	103,750
#*Fulgent Genetics, Inc.	2,085	172,888
#*G1 Therapeutics, Inc.	21,891	317,201
*Generation Bio Co.	6,130	128,485
Gilead Sciences, Inc.	374,857	24,320,722
*Glaukos Corp.	2,159	98,688
*Global Blood Therapeutics, Inc.	22,641	826,849
*Globus Medical, Inc.	53,164	4,102,666
*GlycoMimetics, Inc.	26,409	50,441
*Great Elm Group, Inc.	8,182	16,364
#*Guardant Health, Inc.	10,744	1,254,792
*Haemonetics Corp.	39,988	2,747,575
*Halozyme Therapeutics, Inc.	37,857	1,441,216
*Hanger, Inc.	17,177	320,866
#*Harmony Biosciences Holdings, Inc.	1,025	42,507
*Harvard Bioscience, Inc.	31,221	235,094
HCA Healthcare, Inc.	31,347	7,851,170
*HealthEquity, Inc.	36,819	2,436,681
*HealthStream, Inc.	31,438	836,565
*Henry Schein, Inc.	59,982	4,579,626
#*Heron Therapeutics, Inc.	11,387	125,371
*Heska Corp.	4,303	961,850
*Hill-Rom Holdings, Inc.	79,437	12,304,791
*Hologic, Inc.	139,468	10,224,399
*Horizon Therapeutics PLC	187,678	22,504,469
Humana, Inc.	54,861	25,409,421
*Icon PLC	21,411	6,140,032
*ICU Medical, Inc.	12,663	2,964,788
*IDEXX Laboratories, Inc., Class B	32,691	21,776,783
#*IGM Biosciences, Inc.	557	26,134
*Illumina, Inc.	8,761	3,636,341
*ImmunoGen, Inc.	834	5,029
#*Immunovant, Inc.	356	2,862
*Inari Medical, Inc.	454	41,096
*Incyte Corp.	29,869	2,000,626
*InfuSystem Holdings, Inc.	3,825	63,610
*Innoviva, Inc.	76,696	1,338,345
*Inogen, Inc., Class A	20,786	824,165
*Inovalon Holdings, Inc., Class A	22,309	909,984
#*Inovio Pharmaceuticals, Inc.	7,769	55,471
*Insmed, Inc.	2,352	70,913
*Inspire Medical Systems, Inc.	697	187,897
*Insulet Corp.	6,315	1,957,776
*Integer Holdings Corp.	26,919	2,423,248
*Integra LifeSciences Holdings Corp.	60,648	4,030,666
*Intellia Therapeutics, Inc.	41,799	5,558,431
*Intra-Cellular Therapies, Inc.	43,977	1,894,089
*IntriCon Corp.	6,136	104,312
*Intuitive Surgical, Inc.	28,428	10,266,204
*Invacare Corp.	17,936	88,604
#*Invitae Corp.	175	4,638

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Ionis Pharmaceuticals, Inc.	24,721	$787,858
*Iovance Biotherapeutics, Inc.	15,415	374,739
*IQVIA Holdings, Inc.	66,021	17,259,210
*iRhythm Technologies, Inc.	100	7,014
*Ironwood Pharmaceuticals, Inc.	23,334	297,975
*IVERIC bio, Inc.	19,988	353,788
*Jazz Pharmaceuticals PLC	35,981	4,786,912
Johnson & Johnson	844,412	137,537,827
*Joint Corp. (The)	518	45,315
*Jounce Therapeutics, Inc.	28,486	250,107
#*Kala Pharmaceuticals, Inc.	17,388	30,255
#*KalVista Pharmaceuticals, Inc.	14,753	265,259
*Karuna Therapeutics, Inc.	126	17,688
#*Karyopharm Therapeutics, Inc.	14,212	77,598
*Kewaunee Scientific Corp.	1,276	16,333
*Kodiak Sciences, Inc.	2,339	273,874
*Krystal Biotech, Inc.	3,899	195,301
*Kura Oncology, Inc.	36,475	598,920
*Laboratory Corp. of America Holdings	47,954	13,763,757
#*Lannett Co., Inc.	21,662	59,137
*Lantheus Holdings, Inc.	59,463	1,390,840
*LeMaitre Vascular, Inc.	19,396	1,008,786
*Lensar, Inc.	11,199	80,073
#*Lexicon Pharmaceuticals, Inc.	3,361	17,780
*LHC Group, Inc.	37,456	5,041,203
#*Ligand Pharmaceuticals, Inc.	18,334	2,675,664
*LivaNova PLC	33,811	2,593,980
*MacroGenics, Inc.	41,633	813,092
*Madrigal Pharmaceuticals, Inc.	14,463	1,124,498
*Magellan Health, Inc.	27,709	2,627,644
*Masimo Corp.	20,137	5,709,645
McKesson Corp.	63,190	13,135,937
*»Medcath Corp.	9,997	—
*MEDNAX, Inc.	83,452	2,272,398
*Medpace Holdings, Inc.	34,976	7,923,813
Medtronic PLC	188,788	22,628,130
Merck & Co., Inc.	632,612	55,701,487
*Meridian Bioscience, Inc.	48,794	917,815
*Merit Medical Systems, Inc.	44,657	3,003,630
*Merrimack Pharmaceuticals, Inc.	5,776	24,837
*Mersana Therapeutics, Inc.	42,229	361,480
#Mesa Laboratories, Inc.	1,215	371,426
*Mettler-Toledo International, Inc.	9,541	14,129,076
*Mirati Therapeutics, Inc.	1,724	325,870
*Moderna, Inc.	20,180	6,966,338
*ModivCare, Inc.	15,050	2,449,689
#*Molecular Templates, Inc.	22,407	116,965
*Molina Healthcare, Inc.	67,694	20,018,470
*Morphic Holding, Inc.	2,821	162,208
*Myriad Genetics, Inc.	71,032	2,185,655
*Natera, Inc.	1,006	115,257
*National HealthCare Corp.	18,137	1,268,502
*National Research Corp.	12,563	543,978
*Natus Medical, Inc.	31,255	782,938
*Nektar Therapeutics	49,115	744,583
*Neogen Corp.	55,988	2,368,852

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*NeoGenomics, Inc.	36,131	$1,662,026
*Neurocrine Biosciences, Inc.	10,069	1,061,373
*Nevro Corp.	1,113	126,593
*NextGen Healthcare, Inc.	63,237	1,040,881
*NGM Biopharmaceuticals, Inc.	13,162	243,102
#*Novavax, Inc.	972	144,663
*Novocure, Ltd.	7,388	757,787
*NuVasive, Inc.	49,421	2,637,105
*Omnicell, Inc.	26,675	4,752,151
*OPKO Health, Inc.	114,043	432,223
*OptimizeRx Corp.	175	16,923
*Option Care Health, Inc.	40,578	1,108,997
*OraSure Technologies, Inc.	59,723	637,244
*Organogenesis Holdings, Inc.	2,397	26,319
Organon & Co.	76,617	2,815,675
*Orthofix Medical, Inc.	18,242	656,347
*OrthoPediatrics Corp.	3,041	216,428
*Otonomy, Inc.	19,196	40,312
*Owens & Minor, Inc.	70,651	2,534,958
#*Pacific Biosciences of California, Inc.	2,829	74,912
*Pacira BioSciences, Inc.	19,730	1,031,484
Patterson Cos., Inc.	111,315	3,479,707
*»PDL BioPharma, Inc.	147,592	382,263
*Pennant Group, Inc. (The)	32,081	820,311
#*Penumbra, Inc.	3,157	873,068
*PerkinElmer, Inc.	64,881	11,476,800
Perrigo Co. PLC	57,003	2,573,685
*Personalis, Inc.	3,057	59,978
#*PetIQ, Inc.	20,575	515,404
Pfizer, Inc.	1,223,377	53,510,510
*Phathom Pharmaceuticals, Inc.	44	1,035
Phibro Animal Health Corp., Class A	15,244	334,453
*Pieris Pharmaceuticals, Inc.	18,423	84,377
#*Precigen, Inc.	3,669	17,721
Premier, Inc., Class A	65,577	2,554,224
*Prestige Consumer Healthcare, Inc.	48,820	2,928,712
*Progyny, Inc.	1,120	68,802
*Protagonist Therapeutics, Inc.	20,607	642,114
*Prothena Corp. PLC	41,969	2,322,984
*Psychemedics Corp.	478	3,972
*PTC Therapeutics, Inc.	1,107	41,989
*Pulse Biosciences, Inc.	2,860	60,317
*Quanterix Corp.	6,488	328,358
Quest Diagnostics, Inc.	70,410	10,334,780
*Quidel Corp.	32,665	4,336,932
*R1 RCM, Inc.	68,050	1,476,685
*RadNet, Inc.	41,812	1,299,935
*RAPT Therapeutics, Inc.	132	4,169
*Regeneron Pharmaceuticals, Inc.	14,919	9,547,265
*REGENXBIO, Inc.	27,120	961,133
*Repligen Corp.	30,207	8,775,134
*Replimune Group, Inc.	11,319	334,024
*ResMed, Inc.	48,231	12,680,412
*REVOLUTION Medicines, Inc.	655	19,277
*Rhythm Pharmaceuticals, Inc.	16,829	193,702
*Rigel Pharmaceuticals, Inc.	39,043	131,184
*Rocket Pharmaceuticals, Inc.	21,773	646,876

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Rubius Therapeutics, Inc.	70	$995
*Sage Therapeutics, Inc.	3,386	136,659
*Sangamo Therapeutics, Inc.	106,765	866,932
*Sarepta Therapeutics, Inc.	12,131	959,926
#*Scholar Rock Holding Corp.	1,034	27,194
*scPharmaceuticals, Inc.	3,700	21,756
*Seagen, Inc.	20,488	3,612,649
*SeaSpine Holdings Corp.	24,428	365,443
Select Medical Holdings Corp.	156,422	5,196,339
*Shockwave Medical, Inc.	5,607	1,198,216
*SIGA Technologies, Inc.	10,024	72,273
#Simulations Plus, Inc.	4,471	225,786
*Spectrum Pharmaceuticals, Inc.	70,060	128,210
#*Spero Therapeutics, Inc.	14,666	257,535
#*Springworks Therapeutics, Inc.	4,505	302,105
*STAAR Surgical Co.	6,051	716,801
*Star Equity Holdings, Inc.	862	2,276
STERIS PLC	40,236	9,404,763
Stryker Corp.	34,315	9,130,192
*Supernus Pharmaceuticals, Inc.	56,043	1,672,884
*Surgalign Holdings, Inc.	73,026	70,200
*Surgery Partners, Inc.	47,617	1,958,963
*Surmodics, Inc.	10,887	605,970
*Sutro Biopharma, Inc.	4,877	98,320
*Syndax Pharmaceuticals, Inc.	14,267	277,493
*Syneos Health, Inc.	76,271	7,119,135
#*Syros Pharmaceuticals, Inc.	25,586	105,670
*Tactile Systems Technology, Inc.	247	8,519
*Tandem Diabetes Care, Inc.	132	17,996
*Taro Pharmaceutical Industries, Ltd.	21,551	1,197,589
*TCR2 Therapeutics, Inc.	499	3,144
#*Teladoc Health, Inc.	11,260	1,684,383
*Teleflex, Inc.	17,780	6,346,393
*Tenet Healthcare Corp.	73,547	5,270,378
*Thermo Fisher Scientific, Inc.	69,685	44,115,483
*Tivity Health, Inc.	2,604	65,152
*Travere Therapeutics, Inc.	38,496	1,109,070
*Triple-S Management Corp., Class B	26,289	927,739
*Turning Point Therapeutics, Inc.	2,005	83,368
*Twist Bioscience Corp.	2,794	331,927
*Ultragenyx Pharmaceutical, Inc.	3,619	303,706
*United Therapeutics Corp.	34,445	6,570,728
UnitedHealth Group, Inc.	239,504	110,284,407
*Universal Health Services, Inc., Class B	56,292	6,985,837
US Physical Therapy, Inc.	14,619	1,576,805
*Utah Medical Products, Inc.	3,708	359,046
*Vanda Pharmaceuticals, Inc.	54,389	931,140
*Varex Imaging Corp.	40,648	1,091,399
*VBI Vaccines, Inc.	6,250	18,125
*Veeva Systems, Inc., Class A	23,541	7,462,732
*Veracyte, Inc.	10,561	505,661
#*Vericel Corp.	8,619	396,646
*Vertex Pharmaceuticals, Inc.	17,946	3,318,754
Viatris, Inc.	388,412	5,185,300
*ViewRay, Inc.	7,940	58,041
*Vocera Communications, Inc.	6,375	360,697

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Waters Corp.	17,544	$6,448,297
West Pharmaceutical Services, Inc.	45,832	19,702,260
*Xencor, Inc.	52,870	2,091,537
*Xenon Pharmaceuticals, Inc.	3,287	102,390
*y-Mabs Therapeutics, Inc.	6,032	148,146
Zimmer Biomet Holdings, Inc.	41,479	5,936,474
Zoetis, Inc.	117,952	25,501,222
#*Zogenix, Inc.	10,080	154,526
*Zynerba Pharmaceuticals, Inc.	3,973	15,217
*Zynex, Inc.	46	576

TOTAL HEALTH CARE		1,689,681,958

INDUSTRIALS (13.8%)
3M Co.	164,563	29,404,117
A O Smith Corp.	91,160	6,661,061
*AAON, Inc.	74,880	5,365,152
*AAR Corp.	37,349	1,321,034
ABM Industries, Inc.	75,291	3,313,557
*Acacia Research Corp.	23,858	136,706
ACCO Brands Corp.	111,365	920,989
Acme United Corp.	1,355	50,135
Acuity Brands, Inc.	30,609	6,288,007
#ADT, Inc.	57,681	481,636
Advanced Drainage Systems, Inc.	58,510	6,599,928
*AECOM	139,269	9,521,822
Aerojet Rocketdyne Holdings, Inc.	107,767	4,742,826
*AeroVironment, Inc.	26,792	2,387,435
*AGCO Corp.	64,071	7,830,117
Air Lease Corp.	127,840	5,119,992
*Air T, Inc.	720	19,217
*Air Transport Services Group, Inc.	68,033	1,693,341
Alamo Group, Inc.	12,193	1,843,582
*Alaska Air Group, Inc.	106,648	5,631,014
Albany International Corp.	34,443	2,777,828
*Allegiant Travel Co.	18,352	3,216,555
Allegion PLC	56,652	7,268,452
*Allied Motion Technologies, Inc.	16,723	587,813
Allison Transmission Holdings, Inc.	151,738	5,061,980
Altra Industrial Motion Corp.	46,134	2,405,888
AMERCO	15,759	11,614,225
*Ameresco, Inc., Class A	23,292	1,912,972
#*American Airlines Group, Inc.	124,820	2,396,544
*American Superconductor Corp.	10,409	191,317
*American Woodmark Corp.	19,682	1,352,941
*AMETEK, Inc.	91,945	12,173,518
*API Group Corp.	51,897	1,130,317
Apogee Enterprises, Inc.	24,876	1,043,051
Applied Industrial Technologies, Inc.	35,912	3,500,702
ARC Document Solutions, Inc.	22,382	67,817
ArcBest Corp.	18,796	1,688,821
Arcosa, Inc.	60,820	3,146,219
Argan, Inc.	18,143	748,580
*Armstrong Flooring, Inc.	17,150	48,706
Armstrong World Industries, Inc.	51,993	5,493,060
*ASGN, Inc.	63,927	7,649,505
*Astec Industries, Inc.	28,571	1,525,120
*Astronics Corp.	12,136	156,554

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Astronics Corp., Class B	13,053	$166,360
*Atkore, Inc.	53,241	5,032,872
*Atlas Air Worldwide Holdings, Inc., Class A	29,345	2,380,466
#*Avis Budget Group, Inc.	79,607	13,796,689
*Axon Enterprise, Inc.	24,137	4,343,695
*Azek Co., Inc. (The)	15,539	570,126
AZZ, Inc.	30,598	1,625,672
*Barnes Group, Inc.	69,715	2,923,847
*Barrett Business Services, Inc.	8,880	728,160
*Beacon Roofing Supply, Inc.	83,596	4,419,721
BGSF, Inc.	5,624	67,657
*Blue Bird Corp.	10,281	201,610
*BlueLinx Holdings, Inc.	159	7,573
*Boeing Co. (The)	52,060	10,777,982
Boise Cascade Co.	45,089	2,552,939
*Booz Allen Hamilton Holding Corp.	102,622	8,913,747
*Brady Corp., Class A	53,686	2,796,504
*BrightView Holdings, Inc.	20,488	324,940
*Brink’s Co. (The)	65,094	4,483,675
*Builders FirstSource, Inc.	237,819	13,857,713
BWX Technologies, Inc.	96,588	5,480,403
*CACI International, Inc., Class A	25,465	7,324,753
CAI International, Inc.	21,839	1,221,455
*Carlisle Cos., Inc.	48,066	10,714,873
Carrier Global Corp.	279,096	14,577,184
*Casella Waste Systems, Inc.	42,610	3,695,139
Caterpillar, Inc.	176,331	35,973,287
*CBIZ, Inc.	80,301	2,947,850
*CECO Environmental Corp.	31,961	219,892
CH Robinson Worldwide, Inc.	69,910	6,780,571
*Chart Industries, Inc.	41,330	7,336,902
*Cimpress PLC	9,313	831,837
*Cintas Corp.	45,847	19,856,336
*CIRCOR International, Inc.	18,707	533,898
*Clarivate PLC	11,842	277,695
*Clean Harbors, Inc.	66,715	7,508,106
*Colfax Corp.	99,071	5,114,045
*Columbus McKinnon Corp.	25,404	1,200,847
*Comfort Systems USA, Inc.	45,891	4,197,650
*Commercial Vehicle Group, Inc.	27,123	272,315
CompX International, Inc.	294	6,350
*Construction Partners, Inc., Class A	36,408	1,296,489
#*Copa Holdings SA, Class A	24,894	1,841,160
*Copart, Inc.	140,660	21,843,091
*Cornerstone Building Brands, Inc.	95,831	1,371,342
Costamare, Inc.	130,079	1,744,359
*CoStar Group, Inc.	66,909	5,757,519
Covanta Holding Corp.	148,081	2,988,275
*Covenant Logistics Group, Inc.	18,137	515,091
*CPI Aerostructures, Inc.	7,107	21,321
CRA International, Inc.	8,810	967,514
*Crane Co.	56,346	5,819,415
CSW Industrials, Inc.	17,355	2,405,750
*CSX Corp.	968,576	35,033,394
*Cummins, Inc.	74,027	17,754,636
*Curtiss-Wright Corp.	49,535	6,324,629

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Daseke, Inc.	17,245	$162,965
Deere & Co.	80,290	27,484,070
*Delta Air Lines, Inc.	282,236	11,043,895
#*Deluxe Corp.	40,096	1,430,224
*Donaldson Co., Inc.	92,161	5,530,582
Douglas Dynamics, Inc.	36,008	1,523,138
*Dover Corp.	78,163	13,215,800
*Ducommun, Inc.	13,021	630,086
*Dxp Enterprises, Inc.	19,774	651,751
*Dycom Industries, Inc.	35,607	2,827,908
#*Eagle Bulk Shipping, Inc.	9,827	423,052
*Eastern Co. (The)	4,389	105,468
Eaton Corp PLC	123,263	20,308,812
*Echo Global Logistics, Inc.	31,920	1,539,502
EMCOR Group, Inc.	65,362	7,940,829
*Emerson Electric Co.	177,114	17,181,829
*Encore Wire Corp.	24,083	3,228,567
*Energy Recovery, Inc.	8,939	181,640
Enerpac Tool Group Corp.	67,942	1,419,308
EnerSys	47,440	3,797,098
Eneti, Inc.	6,156	87,231
#Ennis, Inc.	34,455	652,578
EnPro Industries, Inc.	24,942	2,236,300
*Equifax, Inc.	27,025	7,497,546
*ESCO Technologies, Inc.	25,975	2,196,446
*Espey Mfg. & Electronics Corp.	1,611	24,374
*Evoqua Water Technologies Corp.	62,407	2,610,485
*ExOne Co. (The)	9,959	229,256
Expeditors International of Washington, Inc.	69,880	8,613,409
Exponent, Inc.	51,211	5,879,023
Fastenal Co.	201,754	11,516,118
*Federal Signal Corp.	71,826	3,074,871
FedEx Corp.	86,110	20,281,488
Flowserve Corp.	67,660	2,274,729
*Fluor Corp.	44,006	855,477
*Forrester Research, Inc.	17,918	954,133
Fortive Corp.	73,192	5,541,366
Fortune Brands Home & Security, Inc.	93,062	9,436,487
*Forward Air Corp.	31,524	3,170,053
*Franklin Covey Co.	12,028	508,183
*Franklin Electric Co., Inc.	47,903	4,137,861
*FTI Consulting, Inc.	52,247	7,519,388
#*Fuelcell Energy, Inc.	2,532	20,231
*Gates Industrial Corp. PLC	840	13,810
*GATX Corp.	35,809	3,396,484
Genco Shipping & Trading, Ltd.	39,454	677,425
*Gencor Industries, Inc.	11,809	131,788
*Generac Holdings, Inc.	83,981	41,869,567
General Dynamics Corp.	68,990	13,987,722
General Electric Co.	103,936	10,899,768
*Gibraltar Industries, Inc.	36,954	2,407,923
Global Industrial Co.	28,569	1,159,330
*GMS, Inc.	47,349	2,345,196
*Gorman-Rupp Co. (The)	35,268	1,499,595
Graco, Inc.	116,598	8,765,838
*GrafTech International, Ltd.	116,310	1,244,517
*Graham Corp.	6,768	86,021

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Granite Construction, Inc.	44,868	$1,665,500
*Great Lakes Dredge & Dock Corp.	74,754	1,137,756
#*Greenbrier Cos., Inc. (The)	35,977	1,475,777
*Griffon Corp.	57,956	1,535,254
*GXO Logistics, Inc.	136,487	12,120,046
*H&E Equipment Services, Inc.	44,791	2,019,178
*Harsco Corp.	102,883	1,759,299
*Hawaiian Holdings, Inc.	52,320	1,012,392
*Healthcare Services Group, Inc.	36,431	699,111
Heartland Express, Inc.	92,480	1,510,198
HEICO Corp.	29,600	4,125,944
HEICO Corp., Class A	43,717	5,494,353
*Heidrick & Struggles International, Inc.	21,359	1,001,310
Helios Technologies, Inc.	31,373	2,856,512
Herc Holdings, Inc.	34,552	6,289,846
*Heritage-Crystal Clean, Inc.	20,432	708,377
*Herman Miller, Inc.	85,008	3,308,511
*Hexcel Corp.	83,484	4,736,882
Hillenbrand, Inc.	101,441	4,611,508
*HNI Corp.	53,092	1,985,641
Honeywell International, Inc.	134,593	29,424,722
*Howmet Aerospace, Inc.	226,904	6,736,780
*Hub Group, Inc., Class A	39,007	3,064,780
*Hubbell, Inc.	45,574	9,086,088
*Hudson Global, Inc.	1,869	31,212
*Huntington Ingalls Industries, Inc.	42,603	8,636,906
*Hurco Cos., Inc.	7,633	247,691
*Huron Consulting Group, Inc., Class A	21,724	1,089,676
*Hyster-Yale Materials Handling, Inc.	14,371	690,383
*IAA, Inc.	111,215	6,633,975
ICF International, Inc.	23,152	2,326,544
IDEX Corp.	33,824	7,528,208
*IES Holdings, Inc., Class A	14,183	707,023
IHS Markit, Ltd.	12,192	1,593,738
*Illinois Tool Works, Inc.	76,157	17,353,896
*Infrastructure and Energy Alternatives, Inc.	1,451	16,063
*Ingersoll Rand, Inc.	175,862	9,454,341
*INNOVATE Corp.	24,247	95,776
Innovative Solutions and Support, Inc.	12,137	82,046
Insperity, Inc.	50,948	6,368,500
Insteel Industries, Inc.	24,636	1,001,946
*Interface, Inc.	55,051	790,532
ITT, Inc.	94,739	8,912,098
Jacobs Engineering Group, Inc.	55,786	7,833,470
*JB Hunt Transport Services, Inc.	57,787	11,395,019
*JELD-WEN Holding, Inc.	113,689	3,116,215
*JetBlue Airways Corp.	281,575	3,950,497
John Bean Technologies Corp., Class A	27,240	4,024,710
Johnson Controls International PLC	258,139	18,939,658
Kadant, Inc.	11,315	2,513,288
*Kaman Corp.	35,198	1,259,736
*Kansas City Southern	50,340	15,617,985
*KAR Auction Services, Inc.	143,574	2,106,231
#KBR, Inc.	173,211	7,351,075
*Kelly Services, Inc., Class A	40,041	721,939
*Kennametal, Inc.	98,616	3,919,986

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Kforce, Inc.	48,873	$3,165,015
*Kimball International, Inc., Class B	47,205	513,118
*Kirby Corp.	49,142	2,575,532
*Knight-Swift Transportation Holdings, Inc.	164,272	9,312,580
Korn Ferry	61,699	4,763,780
*Kratos Defense & Security Solutions, Inc.	104,150	2,227,768
*L B Foster Co., Class A	7,453	118,726
*L3Harris Technologies, Inc.	52,039	11,997,071
*Landstar System, Inc.	28,650	5,036,957
*Lawson Products, Inc.	6,706	339,994
*Leidos Holdings, Inc.	87,482	8,746,450
Lennox International, Inc.	17,745	5,310,724
*Limbach Holdings, Inc.	2,344	16,478
*Lincoln Electric Holdings, Inc.	62,022	8,831,933
*Lindsay Corp.	11,344	1,652,480
Lockheed Martin Corp.	60,748	20,187,775
*LS Starrett Co. (The), Class A	2,592	26,179
LSI Industries, Inc.	23,361	173,806
*Lyft, Inc., Class A	2,679	122,886
Macquarie Infrastructure Holdings LLC	53,850	198,707
*Manitex International, Inc.	10,732	69,436
*Manitowoc Co., Inc. (The)	32,460	695,618
ManpowerGroup, Inc.	46,384	4,483,014
*ManTech International Corp., Class A	33,094	2,853,365
Marten Transport, Ltd.	92,356	1,535,880
*Masco Corp.	78,913	5,172,747
*Masonite International Corp.	30,133	3,616,261
*MasTec, Inc.	87,482	7,797,271
*Mastech Digital, Inc.	2,364	43,829
*Matrix Service Co.	25,320	259,024
Matson, Inc.	51,350	4,276,428
*Matthews International Corp., Class A	29,398	1,010,409
Maxar Technologies, Inc.	17,137	454,987
McGrath RentCorp.	34,131	2,462,210
*Mercury Systems, Inc.	40,702	2,097,781
*Meritor, Inc.	91,152	2,218,640
*Mesa Air Group, Inc.	27,580	207,953
*Middleby Corp. (The)	44,395	8,099,424
*Miller Industries, Inc.	10,037	362,737
*Mistras Group, Inc.	21,634	212,446
*Moog, Inc., Class A	35,237	2,661,451
*MRC Global, Inc.	67,852	563,172
*MSA Safety, Inc.	37,579	5,750,714
*MSC Industrial Direct Co., Inc.	44,483	3,739,686
*Mueller Industries, Inc.	68,239	3,592,101
*Mueller Water Products, Inc., Class A	178,158	2,923,573
*MYR Group, Inc.	23,070	2,356,601
National Presto Industries, Inc.	7,205	599,096
Nielsen Holdings PLC	159,097	3,221,714
*NL Industries, Inc.	26,449	152,611
*NN, Inc.	22,245	111,003
Nordson Corp.	38,303	9,737,006
*Norfolk Southern Corp.	99,305	29,101,330
Northrop Grumman Corp.	42,947	15,341,527
*Northwest Pipe Co.	11,077	263,190
*NOW, Inc.	101,609	733,617
*NV5 Global, Inc.	13,707	1,427,310

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
nVent Electric PLC	88,839	$3,149,343
Old Dominion Freight Line, Inc.	106,407	36,322,029
Omega Flex, Inc.	3,089	447,164
*Orion Group Holdings, Inc.	16,782	74,680
*Oshkosh Corp.	80,886	8,654,802
Otis Worldwide Corp.	105,111	8,441,464
Owens Corning	99,842	9,326,241
*PACCAR, Inc.	170,425	15,273,488
*PAM Transportation Services, Inc.	11,086	685,337
Pangaea Logistics Solutions, Ltd.	14,834	67,050
Park Aerospace Corp.	19,413	254,116
*Parker-Hannifin Corp.	66,921	19,848,099
*Park-Ohio Holdings Corp.	10,377	241,992
*Parsons Corp.	13,451	465,943
Patriot Transportation Holding, Inc.	1,695	25,984
Pentair PLC	137,758	10,189,959
*Perma-Fix Environmental Services, Inc.	1,601	11,527
*Perma-Pipe International Holdings, Inc.	2,769	23,675
*PGT Innovations, Inc.	68,419	1,460,746
*Pitney Bowes, Inc.	121,715	844,702
#*Plug Power, Inc.	5,727	219,172
*Powell Industries, Inc.	11,854	306,544
Preformed Line Products Co.	4,777	331,524
Primoris Services Corp.	60,165	1,621,447
*Proto Labs, Inc.	16,397	980,705
#*Quad/Graphics, Inc.	21,228	83,638
Quanex Building Products Corp.	37,564	778,326
Quanta Services, Inc.	129,132	15,661,129
*Radiant Logistics, Inc.	48,514	326,499
*Raven Industries, Inc.	33,674	1,947,031
Raytheon Technologies Corp.	338,957	30,119,719
*RBC Bearings, Inc.	18,466	4,319,751
*Red Violet, Inc.	746	23,760
*Regal Rexnord Corp.	74,567	11,358,791
Republic Services, Inc.	144,929	19,507,443
*Resideo Technologies, Inc.	66,050	1,628,793
Resources Connection, Inc.	35,814	623,522
REV Group, Inc.	54,492	823,374
*Robert Half International, Inc.	74,877	8,466,342
*Rockwell Automation, Inc.	46,019	14,698,469
Rollins, Inc.	129,183	4,551,117
*Roper Technologies, Inc.	19,996	9,755,449
*RR Donnelley & Sons Co.	3,772	24,141
*Rush Enterprises, Inc., Class A	46,014	2,396,409
*Rush Enterprises, Inc., Class B	1,962	101,455
*Ryder System, Inc.	60,494	5,138,965
*Saia, Inc.	34,867	10,900,819
Schneider National, Inc., Class B	12,934	322,574
Science Applications International Corp.	56,485	5,071,223
*Sensata Technologies Holding PLC	144,157	7,943,051
*Shyft Group, Inc. (The)	34,791	1,433,737
*Sifco Industries, Inc.	1,400	10,738
*Simpson Manufacturing Co., Inc.	49,442	5,245,302
*SiteOne Landscape Supply, Inc.	31,140	7,316,654
*SkyWest, Inc.	56,700	2,439,801
*Snap-on, Inc.	36,861	7,491,261

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Southwest Airlines Co.	295,164	$13,955,354
*SP Plus Corp.	19,607	632,326
*Spirit AeroSystems Holdings, Inc., Class A	78,129	3,225,946
#*Spirit Airlines, Inc.	58,969	1,288,473
*SPX Corp.	54,000	3,136,860
SPX FLOW, Inc.	49,991	3,734,828
#*Standex International Corp.	12,499	1,390,764
*Stanley Black & Decker, Inc.	60,105	10,802,672
Steelcase, Inc., Class A	101,401	1,206,672
*Stericycle, Inc.	36,108	2,416,347
*Sterling Construction Co., Inc.	18,672	448,875
#*Sunrun, Inc.	140,591	8,109,289
*Team, Inc.	15,873	38,413
Tecnoglass, Inc.	21,584	623,346
*Tennant Co.	21,875	1,738,188
*Terex Corp.	81,714	3,660,787
Tetra Tech, Inc.	53,685	9,430,307
*Textainer Group Holdings, Ltd.	64,261	2,524,815
*Textron, Inc.	150,506	11,114,868
*Thermon Group Holdings, Inc.	31,739	548,450
*Timken Co. (The)	75,272	5,340,548
*Titan International, Inc.	47,047	339,679
*Titan Machinery, Inc.	26,746	760,121
Toro Co. (The)	84,822	8,097,956
*TPI Composites, Inc.	33,950	1,141,739
Trane Technologies PLC	87,451	15,822,509
*Transcat, Inc.	5,991	448,606
*TransDigm Group, Inc.	10,166	6,341,754
TransUnion	47,148	5,435,693
*Trex Co., Inc.	119,685	12,734,484
*TriMas Corp.	54,758	1,826,179
*TriNet Group, Inc.	57,144	5,785,830
Trinity Industries, Inc.	143,454	4,023,885
Triton International, Ltd.	85,033	5,288,202
*TrueBlue, Inc.	43,318	1,206,406
*Tutor Perini Corp.	42,245	575,377
*Twin Disc, Inc.	9,373	127,285
*Uber Technologies, Inc.	6,322	277,030
UFP Industries, Inc.	78,447	6,419,318
*Ultralife Corp.	10,343	64,747
*UniFirst Corp.	15,110	2,991,176
Union Pacific Corp.	246,644	59,539,862
#*United Airlines Holdings, Inc.	200,599	9,255,638
United Parcel Service, Inc., Class B	167,104	35,671,691
*United Rentals, Inc.	62,326	23,628,410
*Univar Solutions, Inc.	88,747	2,270,148
Universal Logistics Holdings, Inc.	25,883	545,614
*Upwork, Inc.	2,617	123,313
*US Ecology, Inc.	28,025	902,125
*US Xpress Enterprises, Inc., Class A	15,607	118,145
*USA Truck, Inc.	7,165	138,070
*Valmont Industries, Inc.	20,135	4,811,460
*Vectrus, Inc.	12,323	596,803
Verisk Analytics, Inc.	42,576	8,952,456
*Veritiv Corp.	14,945	1,603,150
*Viad Corp.	19,731	875,464
#*Vicor Corp.	15,207	2,305,229

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Vidler Water Resources, Inc.	10,795	$133,426
*Virco MFG. Corp.	2,861	9,499
*Virgin Galactic Holdings, Inc.	785	14,719
*VSE Corp.	12,191	677,210
*Wabash National Corp.	61,829	960,204
Waste Management, Inc.	113,653	18,210,620
Watsco, Inc.	1,750	506,476
Watsco, Inc.	25,302	7,326,953
*Watts Water Technologies, Inc., Class A	28,568	5,428,491
*Welbilt, Inc.	92,803	2,195,719
*Werner Enterprises, Inc.	93,991	4,259,672
*WESCO International, Inc.	60,611	7,852,761
*Westinghouse Air Brake Technologies Corp.	76,591	6,949,101
*Willdan Group, Inc.	2,228	74,482
*Willis Lease Finance Corp.	4,690	189,992
*WillScot Mobile Mini Holdings Corp.	225,500	7,836,125
*Woodward, Inc.	59,611	6,733,062
*WW Grainger, Inc.	25,359	11,744,006
*XPO Logistics, Inc.	136,195	11,685,531
Xylem, Inc.	95,424	12,461,420
*Yellow Corp.	466	4,077
Zurn Water Solutions Corp.	133,235	4,833,766

TOTAL INDUSTRIALS		2,013,123,274

INFORMATION TECHNOLOGY (24.1%)
*3D Systems Corp.	110,703	3,117,396
*A10 Networks, Inc.	26,600	497,154
Accenture PLC, Class A	155,759	55,884,772
*ACI Worldwide, Inc.	141,869	4,352,541
#*ACM Research, Inc., Class A	1,031	109,461
*Adobe, Inc.	69,394	45,131,082
ADTRAN, Inc.	46,191	853,610
*Advanced Energy Industries, Inc.	36,486	3,350,145
*Advanced Micro Devices, Inc.	97,435	11,714,610
*Agilysys, Inc.	15,692	748,822
*Airgain, Inc.	3,707	41,630
*Akamai Technologies, Inc.	81,748	8,621,144
*Alarm.com Holdings, Inc.	15,309	1,289,936
*Alithya Group, Inc., Class A	12,595	34,762
*Alliance Data Systems Corp.	26,164	2,230,481
*Alpha & Omega Semiconductor, Ltd.	27,852	965,072
*Altair Engineering, Inc., Class A	7,687	597,972
#*Alteryx, Inc., Class A	5,552	406,351
*Ambarella, Inc.	30,025	5,579,546
Amdocs, Ltd.	65,619	5,107,783
*American Software, Inc., Class A	22,587	653,442
*Amkor Technology, Inc.	281,898	6,179,204
*Amphenol Corp., Class A	134,952	10,360,265
*Amtech Systems, Inc.	13,210	198,414
Analog Devices, Inc.	164,731	28,579,181
*Anaplan, Inc.	15,173	989,431
*ANSYS, Inc.	30,112	11,429,913
*Appfolio, Inc., Class A	6,461	850,849
#*Appian Corp.	2	199
*Apple, Inc.	4,465,082	668,869,284
*Applied Materials, Inc.	295,382	40,363,950

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
#*Applied Optoelectronics, Inc.	9,865	$75,467
*Arista Networks, Inc.	29,726	12,178,445
*Arlo Technologies, Inc.	50,947	351,534
*Arrow Electronics, Inc.	74,490	8,622,217
*Asana, Inc., Class A	12,573	1,707,413
*Aspen Technology, Inc.	48,739	7,636,914
*AstroNova, Inc.	3,998	65,967
*Asure Software, Inc.	5,929	57,274
*Atlassian Corp. PLC, Class A	5,755	2,636,538
*Autodesk, Inc.	34,302	10,894,658
*Automatic Data Processing, Inc.	101,796	22,852,184
*Avalara, Inc.	5,124	920,475
*Avaya Holdings Corp.	110,516	2,057,808
*Aviat Networks, Inc.	5,980	171,028
*Avid Technology, Inc.	37,445	1,072,425
*Avnet, Inc.	115,885	4,416,377
*Aware, Inc.	6,547	23,045
*Axcelis Technologies, Inc.	41,875	2,300,194
*AXT, Inc.	45,804	374,219
*Badger Meter, Inc.	38,174	3,903,291
*Bel Fuse, Inc.	1,600	23,864
*Bel Fuse, Inc., Class B	6,388	88,921
*Belden, Inc.	42,836	2,579,156
Benchmark Electronics, Inc.	42,938	1,000,885
*Bill.com Holdings, Inc.	936	275,474
BK Technologies Corp.	766	2,260
*Black Knight, Inc.	73,593	5,159,605
#*Blackbaud, Inc.	27,523	1,954,408
*Blackline, Inc.	9,798	1,243,072
*BM Technologies, Inc.	4,560	40,766
*Bottomline Technologies DE, Inc.	18,740	867,662
*Box, Inc., Class A	12,473	322,178
*Brightcove, Inc.	10,100	100,192
Broadcom, Inc.	86,838	46,169,159
Broadridge Financial Solutions, Inc.	60,980	10,879,442
*Brooks Automation, Inc.	65,535	7,631,551
*Cadence Design Systems, Inc.	99,655	17,251,277
*CalAmp Corp.	27,538	264,916
#*Calix, Inc.	56,074	3,509,672
*Cambium Networks Corp.	4,134	116,661
*Casa Systems, Inc.	4,922	31,156
Cass Information Systems, Inc.	13,663	560,046
CDK Global, Inc.	59,261	2,579,039
CDW Corp.	78,273	14,609,655
#*Cerence, Inc.	28,413	2,987,059
*Ceridian HCM Holding, Inc.	3,428	429,357
*CEVA, Inc.	19,824	904,173
*ChannelAdvisor Corp.	18,912	482,445
*Ciena Corp.	154,842	8,406,372
*Cirrus Logic, Inc.	73,120	5,908,827
Cisco Systems, Inc.	1,250,244	69,976,157
Citrix Systems, Inc.	40,498	3,836,376
*Clearfield, Inc.	7,734	436,894
*Cloudflare, Inc., Class A	2,615	509,193
CMC Materials, Inc.	26,914	3,454,950
*Cognex Corp.	63,553	5,566,607
Cognizant Technology Solutions Corp., Class A	172,515	13,471,696

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Cognyte Software, Ltd.	52,741	$1,050,073
*Coherent, Inc.	21,682	5,515,901
*Cohu, Inc.	53,479	1,713,467
*CommScope Holding Co., Inc.	105,627	1,131,265
#Communications Systems, Inc.	6,432	24,442
*CommVault Systems, Inc.	12,368	760,632
*Computer Task Group, Inc.	11,157	86,578
Comtech Telecommunications Corp.	23,666	510,476
Concentrix Corp.	54,113	9,614,798
*Conduent, Inc.	137,316	926,883
*Consensus Cloud Solutions, Inc.	16,488	1,044,185
*Corning, Inc.	343,628	12,222,848
*Coupa Software, Inc.	4,016	914,443
*Crowdstrike Holdings, Inc., Class A	3,084	869,071
*CSG Systems International, Inc.	41,581	2,081,129
*CTS Corp.	33,147	1,180,696
*Cyberoptics Corp.	4,601	192,138
*Daktronics, Inc.	34,451	191,203
*Data I/O Corp.	4,103	22,238
*Datadog, Inc., Class A	958	160,034
*Dell Technologies, Inc.	48,609	5,346,504
*Digi International, Inc.	31,463	678,028
*Digital Turbine, Inc.	29,049	2,499,957
*Diodes, Inc.	62,266	5,983,140
*DocuSign, Inc.	9,517	2,648,486
Dolby Laboratories, Inc., Class A	46,615	4,118,435
*Dropbox, Inc., Class A	162,561	4,956,485
*DSP Group, Inc.	20,898	459,129
*Duck Creek Technologies, Inc.	1,750	55,125
*DXC Technology Co.	145,191	4,728,871
*Dynatrace, Inc.	548	41,100
*DZS, Inc.	15,810	172,329
*Ebix, Inc.	25,628	840,855
*EchoStar Corp., Class A	37,483	879,351
*eGain Corp.	3,704	38,225
*Elastic NV	541	93,869
*EMCORE Corp.	21,229	158,793
*Enphase Energy, Inc.	57,397	13,294,867
Entegris, Inc.	138,984	19,566,168
*Envestnet, Inc.	24,148	2,016,358
*EPAM Systems, Inc.	20,842	14,031,668
*ePlus, Inc.	16,735	1,850,389
*Euronet Worldwide, Inc.	45,642	5,120,576
*Everbridge, Inc.	711	113,269
EVERTEC, Inc.	68,666	3,104,390
*Evo Payments, Inc., Class A	8,578	185,971
*ExlService Holdings, Inc.	32,654	4,004,360
*Extreme Networks, Inc.	6,056	59,530
*F5 Networks, Inc.	29,057	6,135,386
*Fabrinet	50,592	4,856,832
*Fair Isaac Corp.	25,115	10,000,793
*FARO Technologies, Inc.	20,339	1,496,340
Fidelity National Information Services, Inc.	106,148	11,754,830
*First Solar, Inc.	81,888	9,792,986
*Fiserv, Inc.	100,975	9,945,028
*Five9, Inc.	341	53,881

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*FleetCor Technologies, Inc.	44,581	$11,029,785
*Flex, Ltd.	379,482	6,413,246
*FormFactor, Inc.	101,750	4,047,615
*Fortinet, Inc.	49,450	16,632,013
*Frequency Electronics, Inc.	4,145	41,409
#*fuboTV, Inc.	1,299	38,723
*Gartner, Inc.	37,961	12,599,636
*Genasys, Inc.	6,445	32,741
Genpact, Ltd.	176,499	8,710,226
Global Payments, Inc.	85,689	12,252,670
*Globant SA	16,827	5,371,010
*GoDaddy, Inc., Class A	36,501	2,524,774
*Grid Dynamics Holdings, Inc.	2,463	70,811
*GSI Technology, Inc.	13,940	72,349
*Guidewire Software, Inc.	22,488	2,827,416
*Hackett Group, Inc. (The)	31,360	662,950
*Harmonic, Inc.	87,598	794,514
Hewlett Packard Enterprise Co.	641,677	9,400,568
HP, Inc., Class A	258,935	7,853,499
*HubSpot, Inc.	5,598	4,535,668
*Ichor Holdings, Ltd.	22,228	971,808
*Identiv, Inc.	1,600	30,656
*II-VI, Inc.	56,596	3,424,624
*Immersion Corp.	27,982	223,576
*Infinera Corp.	177,824	1,349,684
Information Services Group, Inc.	22,709	185,078
*Insight Enterprises, Inc.	42,497	4,024,466
Intel Corp.	1,809,759	88,678,191
InterDigital, Inc.	29,385	1,967,326
International Business Machines Corp.	266,482	33,336,898
*International Money Express, Inc.	4,866	81,457
*inTEST Corp.	2,800	30,996
*Intevac, Inc.	13,969	65,235
Intuit, Inc.	40,550	25,383,894
*IPG Photonics Corp.	40,079	6,372,962
*Iteris, Inc.	21,217	113,723
*Itron, Inc.	38,719	3,011,177
*Jabil, Inc.	249,973	14,988,381
Jack Henry & Associates, Inc.	42,095	7,007,976
#*Jamf Holding Corp.	9,100	433,615
Juniper Networks, Inc.	165,196	4,876,586
*Key Tronic Corp.	5,745	37,055
*Keysight Technologies, Inc.	102,740	18,495,255
*Kimball Electronics, Inc., Class B	17,079	491,021
*KLA Corp.	61,741	23,014,575
*Knowles Corp.	109,259	2,276,958
*Kulicke & Soffa Industries, Inc.	80,808	4,606,056
*KVH Industries, Inc.	13,737	140,942
*Lam Research Corp.	69,147	38,969,175
*Lattice Semiconductor Corp.	107,332	7,453,134
#*Limelight Networks, Inc.	71,556	213,237
*Littelfuse, Inc.	19,043	5,609,116
*LiveRamp Holdings, Inc.	75,270	4,027,698
*Lumentum Holdings, Inc.	37,652	3,109,302
*Luna Innovations, Inc.	21,473	209,147
*MACOM Technology Solutions Holdings, Inc.	50,120	3,499,378
*MagnaChip Semiconductor Corp.	16,223	307,588

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Mandiant, Inc.	66,659	$1,162,533
*Manhattan Associates, Inc.	68,630	12,459,090
Marvell Technology, Inc.	316,808	21,701,348
Mastercard, Inc., Class A	224,959	75,478,244
*Maximus, Inc.	68,990	5,834,484
*MaxLinear, Inc.	66,532	4,191,516
Methode Electronics, Inc.	44,060	1,853,604
*Microchip Technology, Inc.	183,617	13,604,184
Micron Technology, Inc.	453,294	31,322,615
Microsoft Corp.	1,856,730	615,728,803
#*MicroStrategy, Inc.	7,530	5,384,402
*Mimecast, Ltd.	14,832	1,118,926
*Mitek Systems, Inc.	23,421	441,017
MKS Instruments, Inc.	57,292	8,596,665
*Model N, Inc.	4,127	133,756
*Momentive Global, Inc.	8,330	190,924
*MoneyGram International, Inc.	36,366	217,105
*MongoDB, Inc.	3,513	1,831,292
Monolithic Power Systems, Inc.	16,536	8,689,007
Motorola Solutions, Inc.	37,339	9,282,102
*N-Able, Inc.	7,130	94,829
*Napco Security Technologies, Inc.	7,089	339,988
*National Instruments Corp.	76,303	3,240,588
*NCR Corp.	100,678	3,980,808
*NeoPhotonics Corp.	41,502	420,000
NetApp, Inc.	126,442	11,291,271
*NETGEAR, Inc.	33,512	966,151
*NetScout Systems, Inc.	83,189	2,251,094
*NetSol Technologies, Inc.	3,510	15,865
Network-1 Technologies, Inc.	8,087	22,724
*nLight, Inc.	10,909	306,761
NortonLifeLock, Inc.	162,297	4,130,459
*Novanta, Inc.	29,884	5,156,783
*Nuance Communications, Inc.	148,149	8,155,602
*Nutanix, Inc., Class A	11,364	389,899
NVE Corp.	3,642	247,547
NVIDIA Corp.	294,561	75,310,411
Nxp Semiconductors NV	1,940	389,668
*Okta, Inc.	9,515	2,351,918
*ON Semiconductor Corp.	448,915	21,579,344
*OneSpan, Inc.	37,651	768,833
*Onto Innovation, Inc.	61,172	4,845,434
Oracle Corp.	622,608	59,733,012
*OSI Systems, Inc.	21,578	2,009,128
*Pagerduty, Inc.	20,440	853,370
*Palantir Technologies, Inc., Class A	40,515	1,048,528
*Palo Alto Networks, Inc.	5,073	2,582,614
#*Par Technology Corp.	8,949	562,176
Paychex, Inc.	124,479	15,345,771
*Paycom Software, Inc.	37,699	20,653,397
*Paylocity Holding Corp.	22,590	6,893,113
*PayPal Holdings, Inc.	106,766	24,832,704
PC Connection, Inc.	34,874	1,605,948
PCTEL, Inc.	14,847	85,519
*PDF Solutions, Inc.	32,204	757,760
Pegasystems, Inc.	23,316	2,768,076

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Perficient, Inc.	48,090	$5,943,924
*PFSweb, Inc.	15,487	201,331
*Photronics, Inc.	80,157	1,041,239
*Ping Identity Holding Corp.	20,332	576,006
*Pixelworks, Inc.	15,908	65,064
*Plantronics, Inc.	7,213	193,020
*Plexus Corp.	39,753	3,471,232
*Power Integrations, Inc.	47,010	4,851,902
*Progress Software Corp.	60,456	3,108,043
*PTC, Inc.	21,547	2,744,010
*Pure Storage, Inc., Class A	58,264	1,564,971
*Q2 Holdings, Inc.	12,414	974,002
Qad, Inc.	1,920	167,827
QAD, Inc., Class A	8,282	725,834
*Qorvo, Inc.	81,568	13,722,185
*QUALCOMM, Inc.	419,413	55,798,706
*Qualys, Inc.	22,898	2,850,343
*Rambus, Inc.	130,757	3,042,715
*Ribbon Communications, Inc.	119,121	651,592
*Richardson Electronics, Ltd.	8,608	93,913
*Rimini Street, Inc.	2,875	29,929
*RingCentral, Inc., Class A	6,923	1,687,689
*Rogers Corp.	18,659	3,752,698
*Sailpoint Technologies Holdings, Inc.	18,672	895,883
*salesforce.com, Inc.	46,787	14,021,596
*Sanmina Corp.	80,296	3,031,174
Sapiens International Corp. NV	23,741	829,273
*ScanSource, Inc.	24,269	868,345
Seagate Technology Holdings PLC	131,759	11,735,774
*SecureWorks Corp., Class A	4,100	75,522
*Semtech Corp.	53,948	4,587,198
*ServiceNow, Inc.	6,885	4,804,078
*ShotSpotter, Inc.	4	156
#*Silicon Laboratories, Inc.	21,264	4,013,793
*SiTime Corp.	24	6,357
Skyworks Solutions, Inc.	106,352	17,774,610
*SMART Global Holdings, Inc.	27,030	1,445,024
*Smartsheet, Inc., Class A	2,373	163,761
*SolarEdge Technologies, Inc.	53,165	18,856,562
#SolarWinds Corp.	8,028	129,251
*Splunk, Inc.	8,690	1,432,286
*Sprout Social, Inc., Class A	9	1,149
*SPS Commerce, Inc.	18,758	2,864,909
*Square, Inc., Class A	10,506	2,673,777
SS&C Technologies Holdings, Inc.	102,077	8,112,059
*StarTek, Inc.	26,365	145,008
#*Stratasys, Ltd.	59,162	1,865,969
#*SunPower Corp.	3,639	122,489
*Super Micro Computer, Inc.	14,840	525,188
Switch, Inc., Class A	25,224	637,663
*Synaptics, Inc.	38,581	7,506,705
*Synchronoss Technologies, Inc.	21,920	57,869
SYNNEX Corp.	53,191	5,585,055
*Synopsys, Inc.	45,184	15,054,405
TE Connectivity, Ltd.	141,994	20,731,124
*Teledyne Technologies, Inc.	28,702	12,893,512
*Teradata Corp.	105,540	5,969,342

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Teradyne, Inc.	133,062	$18,394,491
*Tessco Technologies, Inc.	4,950	25,938
Texas Instruments, Inc.	268,223	50,286,448
*Trade Desk, Inc. (The), Class A	85,487	6,403,831
*TransAct Technologies, Inc.	6,652	93,926
*Trimble, Inc.	78,921	6,895,328
TTEC Holdings, Inc.	55,722	5,259,600
*TTM Technologies, Inc.	137,177	1,816,223
#*Tucows, Inc., Class A	133	10,946
*Turtle Beach Corp.	73	2,099
*Twilio, Inc., Class A	22,363	6,515,684
*Tyler Technologies, Inc.	6,993	3,798,737
Ubiquiti, Inc.	26,389	8,062,631
*Ultra Clean Holdings, Inc.	45,751	2,267,877
*Unisys Corp.	22,452	574,098
Universal Display Corp.	12,820	2,348,624
*Upland Software, Inc.	8,766	292,521
*Varonis Systems, Inc.	868	56,194
*Veeco Instruments, Inc.	49,806	1,209,788
*Verint Systems, Inc.	54,759	2,551,769
*VeriSign, Inc.	26,854	5,979,580
#*Verra Mobility Corp.	29,051	432,279
#*Viasat, Inc.	40,944	2,443,947
*Viavi Solutions, Inc.	203,831	3,138,997
Visa, Inc., Class A	415,024	87,889,632
*Vishay Intertechnology, Inc.	158,246	3,041,488
*Vishay Precision Group, Inc.	10,529	358,934
#*VMware, Inc., Class A	13,324	2,021,251
*Vonage Holdings Corp.	203,547	3,281,178
*Vontier Corp.	53,921	1,824,147
*Wayside Technology Group, Inc.	3,335	88,678
*Western Digital Corp.	122,665	6,414,153
Western Union Co. (The)	167,417	3,050,338
*WEX, Inc.	24,209	3,624,087
#*Wolfspeed, Inc.	85,991	10,328,379
*Workday, Inc., Class A	4,175	1,210,666
*Workiva, Inc.	35	5,234
Xerox Holdings Corp.	137,193	2,442,035
*Xilinx, Inc.	95,665	17,219,700
Xperi Holding Corp.	106,145	1,902,118
#*Yext, Inc.	1,674	21,076
*Zebra Technologies Corp.	40,064	21,392,173
*Zendesk, Inc.	6,932	705,678
*Ziff Davis, Inc.	49,628	6,365,784
*Zix Corp.	11,217	95,008
*Zoom Video Communications, Inc., Class A	9,887	2,715,465
*Zscaler, Inc.	4,859	1,549,341

TOTAL INFORMATION TECHNOLOG		3,529,573,221

MATERIALS (4.2%)
*Advanced Emissions Solutions, Inc.	1,692	11,489
*AdvanSix, Inc.	29,808	1,448,669
*AgroFresh Solutions, Inc.	19,213	39,002
*Air Products and Chemicals, Inc.	40,866	12,252,035
*Albemarle Corp.	65,613	16,434,088
Alcoa Corp.	132,138	6,071,741

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (Continued)
*Allegheny Technologies, Inc.	82,330	$1,325,513
*Alpha Metallurgical Resources, Inc.	522	32,254
Amcor PLC	582,052	7,025,368
American Vanguard Corp.	35,319	550,270
*Ampco-Pittsburgh Corp.	3,640	20,457
AptarGroup, Inc.	75,569	9,127,224
*Arconic Corp.	53,377	1,570,351
*Ardagh Metal Packaging SA	1,452	14,302
*Ashland Global Holdings, Inc.	42,770	4,106,348
*Avery Dennison Corp.	75,830	16,509,708
Avient Corp.	85,385	4,600,544
*Axalta Coating Systems, Ltd.	220,943	6,891,212
Balchem Corp.	32,237	4,935,162
*Ball Corp.	185,823	16,999,088
*Berry Global Group, Inc.	114,535	7,506,624
*Cabot Corp.	59,880	3,194,598
Carpenter Technology Corp.	48,030	1,483,166
Celanese Corp.	78,165	12,624,429
*Century Aluminum Co.	97,314	1,285,518
*CF Industries Holdings, Inc.	121,692	6,912,106
Chase Corp.	9,338	896,448
*Chemours Co. (The)	114,270	3,201,845
*Clearwater Paper Corp.	18,306	765,740
#*Cleveland-Cliffs, Inc.	408,731	9,854,504
*Coeur Mining, Inc.	296,600	1,877,478
Commercial Metals Co.	135,093	4,347,293
Compass Minerals International, Inc.	34,552	2,266,611
*Contango Ore, Inc.	780	15,795
*Core Molding Technologies, Inc.	6,699	73,689
Corteva, Inc.	223,297	9,635,266
*Crown Holdings, Inc.	99,121	10,307,593
*Domtar Corp.	63,134	3,446,485
*Dow, Inc.	266,963	14,941,919
DuPont de Nemours, Inc.	84,168	5,858,093
Eagle Materials, Inc.	35,950	5,333,542
Eastman Chemical Co.	72,797	7,573,072
Ecolab, Inc.	33,509	7,446,370
Ecovyst, Inc.	8,136	95,028
Element Solutions, Inc.	311,531	7,074,869
*Ferro Corp.	95,231	2,001,756
*Ferroglobe PLC	10,589	70,205
*Flotek Industries, Inc.	21,184	24,785
FMC Corp.	59,437	5,409,361
*Forterra, Inc.	3,194	76,081
Fortitude Gold Corp.	18,826	127,829
Freeport-McMoRan, Inc.	564,406	21,289,394
Friedman Industries, Inc.	5,121	70,465
FutureFuel Corp.	35,402	249,938
*GCP Applied Technologies, Inc.	79,521	1,797,970
Glatfelter Corp.	48,771	801,308
Gold Resource Corp.	65,892	121,241
*Graphic Packaging Holding Co.	346,501	6,905,765
Greif, Inc., Class A	31,237	2,020,409
Greif, Inc., Class B	12,847	838,395
*Hawkins, Inc.	23,885	875,863
*Haynes International, Inc.	11,807	473,815
HB Fuller Co.	57,657	4,065,395

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (Continued)
*Hecla Mining Co.	280,569	$1,621,689
*Huntsman Corp.	250,076	8,147,476
*Ingevity Corp.	34,911	2,719,916
Innospec, Inc.	26,520	2,402,977
International Flavors & Fragrances, Inc.	87,956	12,969,112
*International Paper Co.	199,740	9,921,086
*Intrepid Potash, Inc.	11,849	577,165
Kaiser Aluminum Corp.	12,541	1,218,233
*Koppers Holdings, Inc.	21,522	755,207
*Kraton Corp.	32,140	1,467,191
Kronos Worldwide, Inc.	71,189	927,593
Linde PLC	62,425	19,926,060
#*Livent Corp.	140,082	3,953,114
*Louisiana-Pacific Corp.	113,266	6,674,765
*LSB Industries, Inc.	28,105	250,978
LyondellBasell Industries NV, Class A	156,417	14,518,626
*Martin Marietta Materials, Inc.	27,398	10,763,030
*Materion Corp.	25,789	1,861,450
*Mercer International, Inc.	77,374	833,318
*Minerals Technologies, Inc.	38,935	2,762,049
Mosaic Co. (The)	164,715	6,847,203
*Myers Industries, Inc.	42,390	872,386
*Neenah, Inc.	17,665	892,789
*NewMarket Corp.	7,928	2,695,599
Newmont Corp.	184,121	9,942,534
#Nexa Resources SA	3,500	29,575
*Northern Technologies International Corp.	5,456	83,204
Nucor Corp.	160,841	17,957,898
*O-I Glass, Inc.	118,127	1,541,557
*Olin Corp.	181,602	10,347,682
Olympic Steel, Inc.	13,520	364,634
*Orion Engineered Carbons SA	4,570	85,916
Packaging Corp. of America	66,536	9,140,050
*PPG Industries, Inc.	121,599	19,525,151
*Quaker Chemical Corp.	1,476	362,860
*Ramaco Resources, Inc.	6,117	113,715
*Ranpak Holdings Corp.	5,927	204,244
*Rayonier Advanced Materials, Inc.	41,237	296,082
*Reliance Steel & Aluminum Co.	73,533	10,747,583
Resolute Forest Products, Inc.	85,558	1,006,162
*Royal Gold, Inc.	48,417	4,794,251
RPM International, Inc.	104,470	9,109,784
*Ryerson Holding Corp.	35,565	937,493
*Schnitzer Steel Industries, Inc.	32,659	1,757,054
*Schweitzer-Mauduit International, Inc.	37,376	1,302,180
*Scotts Miracle-Gro Co. (The)	50,484	7,494,855
Sealed Air Corp.	78,693	4,668,069
Sensient Technologies Corp.	39,299	3,756,984
*Sherwin-Williams Co. (The)	68,594	21,717,546
*Silgan Holdings, Inc.	134,271	5,397,694
*Sonoco Products Co.	107,442	6,226,264
Southern Copper Corp.	23,689	1,421,103
*Steel Dynamics, Inc.	203,069	13,418,800
*Stepan Co.	30,589	3,671,292
*Summit Materials, Inc., Class A	127,123	4,531,935
SunCoke Energy, Inc.	77,821	561,868

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (Continued)
*Sylvamo Corp.	18,158	$511,329
*Synalloy Corp.	5,922	66,919
*TimkenSteel Corp.	43,254	603,393
*Trecora Resources	19,142	148,925
*Tredegar Corp.	34,968	421,714
Trinseo PLC	37,543	2,104,661
Tronox Holdings PLC, Class A	137,759	3,212,540
*UFP Technologies, Inc.	5,584	345,594
*United States Lime & Minerals, Inc.	5,417	668,891
*United States Steel Corp.	200,079	5,280,085
*Universal Stainless & Alloy Products, Inc.	4,818	45,675
Valvoline, Inc.	125,636	4,266,599
*Venator Materials PLC	46,253	139,222
Verso Corp., Class A	31,659	699,031
*Vulcan Materials Co.	46,773	8,892,483
Warrior Met Coal, Inc.	52,123	1,249,388
*Westlake Chemical Corp.	81,463	7,929,608
Westrock Co.	136,146	6,548,623
*Worthington Industries, Inc.	54,965	2,985,699

TOTAL MATERIALS		619,418,291

REAL ESTATE (0.3%)
*Altisource Portfolio Solutions SA	3,696	48,048
*AMREP Corp.	2,552	35,779
*CBRE Group, Inc., Class A	180,173	18,752,406
*CKX Lands, Inc.	39	458
*Cushman & Wakefield PLC	16,873	310,294
eXp World Holdings, Inc.	35,739	1,844,132
*Five Point Holdings LLC, Class A	3,182	23,420
*Forestar Group, Inc.	13,809	270,242
*FRP Holdings, Inc.	10,189	582,811
*Howard Hughes Corp. (The)	35,176	3,064,885
Indus Realty Trust, Inc.	3,110	216,767
*Jones Lang LaSalle, Inc.	43,868	11,328,034
*Kennedy-Wilson Holdings, Inc.	157,325	3,519,360
*Marcus & Millichap, Inc.	38,273	1,802,658
Newmark Group, Inc., Class A	174,047	2,589,819
#*Rafael Holdings, Inc., Class B	16,227	122,676
Re/Max Holdings, Inc.	15,209	483,798
*Realogy Holdings Corp.	7,924	137,244
#*Redfin Corp.	22,255	1,142,572
RMR Group, Inc. (The), Class A	6,635	230,832
*St Joe Co. (The)	62,255	2,927,230
*Stratus Properties, Inc.	7,315	249,295
*Tejon Ranch Co.	29,274	533,080

TOTAL REAL ESTATE		50,215,840

UTILITIES (1.6%)
AES Corp. (The)	201,400	5,061,182
*ALLETE, Inc.	25,794	1,587,363
Alliant Energy Corp.	46,351	2,622,076
*Ameren Corp., Class A	54,941	4,630,977
*American Electric Power Co., Inc.	41,664	3,529,357
*American States Water Co.	26,292	2,388,365
*American Water Works Co., Inc.	41,868	7,292,568
*Artesian Resources Corp., Class A	6,405	257,609
Atlantica Sustainable Infrastructure PLC	100,569	3,957,390

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UTILITIES (Continued)
*Atmos Energy Corp.	43,332	$3,991,744
#Avangrid, Inc.	24,630	1,298,001
Avista Corp.	42,540	1,693,517
*Black Hills Corp.	40,311	2,675,844
Brookfield Renewable Corp., Class A	29,437	1,218,986
*California Water Service Group	45,761	2,785,930
CenterPoint Energy, Inc.	130,053	3,386,580
*Chesapeake Utilities Corp.	14,778	1,936,952
Clearway Energy, Inc., Class A	17,052	562,545
Clearway Energy, Inc., Class C	47,356	1,680,191
#CMS Energy Corp.	57,732	3,484,126
Consolidated Edison, Inc.	50,905	3,838,237
Consolidated Water Co., Ltd.	8,025	89,158
Dominion Energy, Inc.	64,645	4,908,495
*DTE Energy Co.	41,865	4,745,398
Duke Energy Corp.	62,272	6,352,367
Edison International	79,101	4,977,826
Entergy Corp.	46,914	4,833,080
Essential Utilities, Inc.	75,543	3,555,809
#Evergy, Inc.	77,020	4,910,025
Eversource Energy	58,025	4,926,322
Exelon Corp.	161,666	8,599,015
*FirstEnergy Corp.	111,774	4,306,652
*Genie Energy, Ltd., Class B	14,776	73,141
*Global Water Resources, Inc.	1,118	21,153
*Hawaiian Electric Industries, Inc.	49,353	2,001,758
*IDACORP, Inc.	33,525	3,497,328
*MDU Resources Group, Inc.	137,720	4,232,136
MGE Energy, Inc.	29,151	2,212,269
*Middlesex Water Co.	14,897	1,640,458
National Fuel Gas Co.	42,251	2,426,475
*New Jersey Resources Corp.	69,590	2,631,198
NextEra Energy, Inc.	159,184	13,583,171
NiSource, Inc.	108,413	2,674,549
Northwest Natural Holding Co.	24,717	1,114,490
*NorthWestern Corp.	40,870	2,323,868
NRG Energy, Inc.	185,592	7,403,265
OGE Energy Corp.	77,354	2,635,451
ONE Gas, Inc.	29,343	1,974,784
#*Ormat Technologies, Inc.	54,709	3,957,102
*Otter Tail Corp.	35,257	2,186,287
*PG&E Corp.	217,150	2,518,940
*Pinnacle West Capital Corp.	23,981	1,546,535
PNM Resources, Inc.	53,779	2,675,505
*Portland General Electric Co.	57,889	2,854,507
PPL Corp.	157,984	4,549,939
*Public Service Enterprise Group, Inc.	72,267	4,610,635
*Pure Cycle Corp.	13,871	217,636
Rgc Resources, Inc.	4,261	94,253
*Sempra Energy	42,902	5,475,582
*SJW Group	22,672	1,494,538
South Jersey Industries, Inc.	65,089	1,481,426
*Southern Co. (The)	89,090	5,552,089
*Southwest Gas Holdings, Inc.	25,612	1,773,631
Spire, Inc.	23,955	1,503,416
*Sunnova Energy International, Inc.	36,713	1,635,931

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UTILITIES (Continued)
*UGI Corp.	96,089	$4,171,223
*Unitil Corp.	13,200	551,100
#Via Renewables, Inc.	6,166	68,751
Vistra Corp.	312,143	6,114,881
WEC Energy Group, Inc.	46,690	4,204,901
Xcel Energy, Inc.	66,573	4,299,950
York Water Co. (The)	10,266	491,947

TOTAL UTILITIES		226,559,886

TOTAL COMMON STOCKS (Cost $5,782,184,598)		14,437,365,819

PREFERRED STOCKS (0.0%)
COMMUNICATION SERVICES (0.0%)
*Liberty Broadband Corp.	9,450	268,380

CONSUMER DISCRETIONARY (0.0%)
Qurate Retail, Inc.	7,113	776,597

INDUSTRIALS (0.0%)
WESCO International, Inc., Series A	26,110	819,854

TOTAL PREFERRED STOCKS (Cost $1,320,623)		1,864,831

RIGHTS (0.0%)
COMMUNICATION SERVICES (0.0%)
*»Media General, Inc.	38,671	2,181

CONSUMER DISCRETIONARY (0.0%)
*»Zagg, Inc.	28,536	2,568

FINANCIALS (0.0%)
*»Newstar Financial, Inc.	42,768	4,345

HEALTH CARE (0.0%)
*»Achillion Pharmaceuticals	174,484	253,002
*»Chinook Therapeutics, Inc.	5,844	10,461
»Elanco Animal Health, Inc.	36,632	—
*»Pfenex, Inc.	13,673	10,255
»Progenics Pharmaceuticals	42,113	14,739

TOTAL HEALTH CARE (Cost $91,440)		288,457

TOTAL RIGHTS (Cost $94,008)		297,551

WARRANTS (0.0%)
ENERGY (0.0%)
*Nabors Industries, Ltd. 6/11/2026	3,148	23,295
Parker Drilling Co. 9/16/2024	1,207	2

TOTAL ENERGY (Cost $–)		23,297

TOTAL WARRANTS (Cost $–)		23,297

Dimensional U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TOTAL INVESTMENT SECURITIES (Cost $5,783,599,229)		$14,439,551,498

SECURITIES LENDING COLLATERAL (1.3%)
@§The DFA Short Term Investment Fund	16,805,717	194,433,748

TOTAL INVESTMENTS (Cost $5,978,032,977) — 100.0%		$14,633,985,246

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMON STOCKS (97.3%)
COMMUNICATION SERVICES (2.2%)
*»Actua Corp.	15,285	$—
*AMC Networks, Inc., Class A	42,214	1,679,695
#*Angi, Inc., Class A	33,690	422,136
*Anterix, Inc.	21,271	1,363,471
ATN International, Inc.	30,983	1,263,487
*Autoweb, Inc.	7,894	24,866
*Bandwidth, Inc., Class A	2,792	238,102
*Boston Omaha Corp., Class A	13,923	493,570
*Cargurus, Inc.	43,823	1,469,823
*Cars.com, Inc.	146,450	1,906,779
#*Cinemark Holdings, Inc.	57,602	1,082,918
Cogent Communications Holdings, Inc.	92,768	7,105,101
*comScore, Inc.	15,929	62,282
*Consolidated Communications Holdings, Inc.	128,375	949,975
*Cumulus Media, Inc.	135	1,677
*Daily Journal Corp.	249	85,462
*DHI Group, Inc.	70,760	332,572
*Dolphin Entertainment, Inc.	5,565	62,662
*Entercom Communications Corp.	116,394	375,953
Entravision Communications Corp., Class A	120,096	957,165
*Eventbrite, Inc., Class A	991	20,058
EW Scripps Co. (The), Class A	142,458	2,649,719
*Gaia, Inc.	19,681	190,906
*Gannett Co., Inc.	31,302	181,552
*Gray Television, Inc.	912	20,420
*Gray Television, Inc.	162,433	3,807,429
*Hemisphere Media Group, Inc.	26,456	292,339
*IDT Corp., Class B	62,422	3,019,352
*iHeartMedia, Inc., Class A	71,606	1,387,724
*IMAX Corp.	53,405	1,006,684
*Iridium Communications, Inc.	137,213	5,563,987
John Wiley & Sons, Inc., Class A	85,061	4,607,754
*Lee Enterprises, Inc.	33	691
*Liberty Latin America, Ltd., Class A	22,400	269,248
*Liberty Latin America, Ltd., Class C	127,930	1,538,998
#*Liberty Media Corp.-Liberty Braves, Class A	12,435	380,138
*Liberty Media Corp.-Liberty Braves, Class C	34,505	1,025,489
*Liberty TripAdvisor Holdings, Inc., Class A	36,565	112,986
*Lions Gate Entertainment Corp., Class A	101,622	1,316,005
*Lions Gate Entertainment Corp., Class B	108,956	1,233,382
*Loral Space & Communications, Inc.	7,058	351,629
*Madison Square Garden Entertainment Corp.	237	16,701
#*Magnite, Inc.	221,237	5,980,036
#*Marcus Corp. (The)	42,441	788,129
*Meredith Corp.	55,206	3,215,197
*National CineMedia, Inc.	2,679	8,519
Nexstar Media Group, Inc., Class A	70,281	10,537,230
*Ooma, Inc.	9,398	217,094
*QuinStreet, Inc.	101,145	1,416,030
*Reading International, Inc.	13,690	65,575
*Reading International, Inc.	2,340	66,573
Saga Communications, Inc.	7,360	163,098
Scholastic Corp.	35,724	1,292,852
#*Sciplay Corp., Class A	16,929	342,135
Shenandoah Telecommunications Co.	104,879	2,898,856
Spok Holdings, Inc.	49,803	512,473

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
*Super League Gaming, Inc.	4,966	$15,593
*TechTarget, Inc.	68,197	6,431,659
TEGNA, Inc.	211,430	4,156,714
Telephone and Data Systems, Inc.	143,635	2,691,720
*Townsquare Media, Inc., Class A	30,109	401,052
*Travelzoo	17,435	178,883
*TripAdvisor, Inc.	45,760	1,508,707
#*TrueCar, Inc.	112,022	469,372
*United States Cellular Corp.	29,920	914,654
*Urban One, Inc.	4,654	32,904
*Urban One, Inc.	1,466	13,927
*WideOpenWest, Inc.	2,232	42,520
World Wrestling Entertainment, Inc., Class A	13,229	808,160
*Yelp, Inc.	104,118	4,022,078
#*Zedge, Inc., Class B	17,051	196,598
*ZipRecruiter, Inc.	124	3,445

TOTAL COMMUNICATION SERVICES		98,262,670

CONSUMER DISCRETIONARY (14.2%)
#*1-800-Flowers.com, Inc., Class A	92,369	2,966,892
#*2U, Inc.	1,694	50,041
Aaron’s Co., Inc. (The)	60,271	1,409,739
*Abercrombie & Fitch Co.	124,967	4,941,195
*Acushnet Holdings Corp.	39,181	1,995,880
*Adient PLC	122,734	5,108,189
#*Adtalem Global Education, Inc.	84,222	3,110,318
AMCON Distributing Co.	300	39,813
*American Axle & Manufacturing Holdings, Inc.	302,506	2,746,754
#American Eagle Outfitters, Inc.	355,591	8,441,730
*American Outdoor Brands, Inc.	30,011	683,651
*American Public Education, Inc.	26,196	654,638
*America’s Car-Mart, Inc.	18,780	2,244,022
*Ark Restaurants Corp.	3,459	55,344
*Arko Corp.	276	2,647
*Asbury Automotive Group, Inc.	48,187	9,430,678
*Aspen Group, Inc.	331	1,572
*AutoNation, Inc.	69,758	8,449,089
*Bally’s Corp.	6,187	283,426
*Barnes & Noble Education, Inc.	103,115	1,070,334
*Bassett Furniture Industries, Inc.	17,681	298,632
*Bath & Body Works, Inc.	11,215	774,844
*Bbq Holdings, Inc.	440	5,808
*Beazer Homes USA, Inc.	13,898	251,693
#*Bed Bath & Beyond, Inc., Class B	18,196	255,472
Big Lots, Inc., Class B	48,296	2,137,098
*Biglari Holdings, Inc.	46	38,157
*Biglari Holdings, Inc., Class B	2,903	482,566
*BJ’s Restaurants, Inc.	52,180	1,738,638
*Bloomin’ Brands, Inc.	132,023	2,854,337
*Bluegreen Vacations Holding Corp.	5,390	138,038
*Boot Barn Holdings, Inc.	74,566	7,791,401
*Boyd Gaming Corp.	3,615	230,565
#*Brinker International, Inc.	13,010	545,900
*Brunswick Corp.	21,398	1,991,940
Buckle, Inc. (The)	70,164	2,920,226
#*Build-A-Bear Workshop, Inc.	33,754	529,263
Caleres, Inc.	80,621	1,859,120

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Callaway Golf Co.	210,329	$5,689,399
#Camping World Holdings, Inc., Class A	3,598	134,026
*Canterbury Park Holding Corp.	6,569	103,790
*Capri Holdings, Ltd.	4,451	236,971
*CarParts.com, Inc.	5,076	77,307
*Carriage Services, Inc.	47,667	2,452,467
Carrols Restaurant Group, Inc.	70,426	258,463
*Carter’s, Inc.	31,903	3,143,084
*Cato Corp. (The), Class A	42,203	744,039
*Cavco Industries, Inc.	20,502	4,928,271
*Century Casinos, Inc.	9,514	140,807
*Century Communities, Inc.	86,727	5,815,913
*Cheesecake Factory, Inc. (The)	68,677	2,791,033
#*Chico’s FAS, Inc.	13,000	70,980
#*Children’s Place, Inc. (The)	28,743	2,382,507
Choice Hotels International, Inc.	54,446	7,656,197
*Churchill Downs, Inc.	1,672	384,560
*Chuy’s Holdings, Inc.	37,553	1,095,045
*Citi Trends, Inc.	15,762	1,219,348
Clarus Corp.	18,156	500,742
*Columbia Sportswear Co.	6,618	687,213
*Conn’s, Inc.	73,700	1,641,299
*Container Store Group, Inc. (The)	34,809	384,988
*Cooper-Standard Holdings, Inc.	15,612	404,975
Cracker Barrel Old Country Store, Inc.	29,082	3,872,850
*Crocs, Inc.	125,337	20,235,659
Culp, Inc.	32,366	428,202
*Dana, Inc.	281,395	6,244,155
*Dave & Buster’s Entertainment, Inc.	27,333	1,014,874
*Deckers Outdoor Corp.	11,464	4,531,834
*Del Taco Restaurants, Inc.	63,560	530,090
*Delta Apparel, Inc.	9,884	265,385
*Denny’s Corp.	84,381	1,341,658
#*Designer Brands, Inc., Class A	89,583	1,212,058
#Dick’s Sporting Goods, Inc.	83,687	10,394,762
#*Dillard’s, Inc., Class A	19,720	4,558,081
*Dixie Group, Inc. (The)	7,497	34,411
*Dorman Products, Inc.	66,345	6,925,091
*Educational Development Corp.	5,452	53,266
*El Pollo Loco Holdings, Inc.	76,763	1,128,416
*Escalade, Inc.	17,256	322,860
Ethan Allen Interiors, Inc.	55,310	1,283,745
*Everi Holdings, Inc.	46,082	1,105,968
#*Fiesta Restaurant Group, Inc.	58,955	621,386
*Flanigan’s Enterprises, Inc.	1,877	54,902
Flexsteel Industries, Inc.	16,686	467,208
*Floor & Decor Holdings, Inc., Class A	18,902	2,569,160
*Foot Locker, Inc.	15,773	751,899
*Fossil Group, Inc.	101,802	1,203,300
*Fox Factory Holding Corp.	72,260	11,630,247
Franchise Group, Inc.	3,888	143,078
*frontdoor, Inc.	26,627	992,655
*Full House Resorts, Inc.	2,767	27,532
*Funko, Inc., Class A	4,030	66,052
*Gap, Inc. (The)	52,154	1,183,374
*Genesco, Inc.	45,388	2,750,059

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Gentherm, Inc.	73,648	$5,422,702
*G-III Apparel Group, Ltd.	74,551	2,136,632
*Goodyear Tire & Rubber Co. (The)	254,837	4,872,483
*GoPro, Inc., Class A	97,060	835,687
Graham Holdings Co., Class B	7,320	4,288,422
*Grand Canyon Education, Inc.	22,772	1,814,928
*Green Brick Partners, Inc.	26,301	685,141
*Group 1 Automotive, Inc.	38,935	7,000,513
Guess?, Inc.	122,705	2,541,221
*H&R Block, Inc.	24,141	556,933
Hamilton Beach Brands Holding Co., Class A	21,382	320,730
*Hanesbrands, Inc.	176,944	3,015,126
Harley-Davidson, Inc.	91,202	3,327,961
*Haverty Furniture Cos., Inc.	457	12,924
#*Haverty Furniture Cos., Inc.	43,948	1,261,308
*Helen of Troy, Ltd.	52,142	11,729,343
Hibbett, Inc.	43,002	3,330,075
*Hilton Grand Vacations, Inc.	98,663	4,960,776
Hooker Furnishings Corp.	26,595	670,460
*Horizon Global Corp.	16,767	124,411
*Houghton Mifflin Harcourt Co.	175,254	2,486,854
*Hovnanian Enterprises, Inc., Class A	266	22,413
*Inspired Entertainment, Inc.	3,367	46,296
Installed Building Products, Inc.	55,518	7,053,562
*International Game Technology PLC	1,324	39,045
#*iRobot Corp.	43,885	3,660,887
Jack in the Box, Inc.	46,422	4,593,457
*JAKKS Pacific, Inc.	1,753	18,389
Johnson Outdoors, Inc., Class A	21,033	2,233,284
KB Home	133,760	5,370,464
*Kohl’s Corp.	732	35,524
Kontoor Brands, Inc.	9,676	512,828
#*Lakeland Industries, Inc.	16,356	342,004
*Lands’ End, Inc.	29,041	763,197
*Laureate Education, Inc., Class A	108,054	1,871,495
*La-Z-Boy, Inc.	111,401	3,702,969
#*Lazydays Holdings, Inc.	4,626	97,562
LCI Industries	47,608	6,647,981
*Legacy Housing Corp.	400	7,100
*Leggett & Platt, Inc.	65,147	3,052,137
*LGI Homes, Inc.	21,814	3,256,830
Lifetime Brands, Inc.	30,621	519,332
*Lincoln Educational Services Corp.	7,876	56,707
*Lindblad Expeditions Holdings, Inc.	58,820	879,359
*Liquidity Services, Inc., Class A	84,212	1,859,401
*Lithia Motors, Inc., Class A	47,402	15,131,666
*Lovesac Co. (The)	3,825	298,388
*Lumber Liquidators Holdings, Inc.	21,978	397,362
*M/I Homes, Inc.	42,762	2,448,552
#Macy’s, Inc.	6,403	169,487
*Malibu Boats, Inc., Class A	43,271	3,055,365
*Marine Products Corp.	33,805	428,309
#*MarineMax, Inc.	62,323	3,227,708
Marriott Vacations Worldwide Corp.	61,634	9,690,097
*Mastercraft Boat Holdings, Inc.	59,268	1,587,197
*Mattel, Inc.	71,223	1,553,374
*MDC Holdings, Inc.	121,490	5,950,580

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Meritage Homes Corp.	43,894	$4,771,717
*Modine Manufacturing Co.	92,625	1,018,875
*Monarch Casino & Resort, Inc.	36,264	2,618,986
Monro, Inc.	54,952	3,393,836
*Motorcar Parts of America, Inc.	38,494	728,306
Movado Group, Inc.	34,044	1,133,665
*Murphy USA, Inc.	59,830	9,749,299
*Nathan’s Famous, Inc.	13,929	870,563
*National Vision Holdings, Inc.	43,676	2,692,189
#*Nautilus, Inc.	91,439	935,421
#*Noodles & Co.	65,373	794,282
#*Nordstrom, Inc.	4,986	143,248
*ODP Corp. (The)	78,828	3,413,252
#*Ollie’s Bargain Outlet Holdings, Inc.	29,148	1,972,154
*ONE Group Hospitality, Inc. (The)	1,653	21,853
*OneSpaWorld Holdings, Ltd.	18,044	194,875
OneWater Marine, Inc.	133	5,897
Oxford Industries, Inc.	31,513	2,921,885
*Papa John’s International, Inc.	60,664	7,527,189
#*Party City Holdco, Inc.	12,762	92,780
*Patrick Industries, Inc.	52,205	4,067,292
#*Penn National Gaming, Inc.	50,921	3,645,944
Penske Automotive Group, Inc.	103,793	11,007,248
*Perdoceo Education Corp.	182,481	1,937,948
#*PetMed Express, Inc.	54,171	1,540,082
*Planet Fitness, Inc., Class A	3,432	273,016
*Playa Hotels & Resorts NV	30,068	255,879
*PlayAGS, Inc.	28,830	254,281
*Polaris, Inc.	27,344	3,143,193
*Potbelly Corp.	33,023	198,798
#*Purple Innovation, Inc.	1,755	33,872
*PVH Corp.	12,112	1,324,205
Qurate Retail, Inc., Class A	201,057	2,099,035
RCI Hospitality Holdings, Inc.	22,308	1,512,482
*Red Robin Gourmet Burgers, Inc.	22,225	441,611
*Red Rock Resorts, Inc., Class A	16,620	904,294
Rent-A-Center, Inc.	41,654	2,218,492
*Revolve Group, Inc.	8,169	613,002
*RH	15,878	10,473,605
*Rocky Brands, Inc.	13,973	762,227
*RumbleON, Inc., Class B	1,300	50,713
*Ruth’s Hospitality Group, Inc.	85,751	1,658,424
*Sally Beauty Holdings, Inc.	161,175	2,459,531
*Scientific Games Corp.	64,853	5,191,483
*SeaWorld Entertainment, Inc.	80,769	5,128,832
*Shake Shack, Inc., Class A	38,271	2,647,205
#Shoe Carnival, Inc.	74,277	2,515,762
*Shutterstock, Inc.	56,614	6,858,786
Signet Jewelers, Ltd.	90,902	8,106,640
*Six Flags Entertainment Corp.	1,859	76,461
*Skechers USA, Inc., Class A	72,421	3,346,574
*Skyline Champion Corp.	51,665	3,271,428
*Sleep Number Corp.	72,525	6,406,859
Smith & Wesson Brands, Inc.	124,376	2,674,084
Sonic Automotive, Inc., Class A	75,363	3,725,193
*Sonos, Inc.	32,188	1,049,973

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*Sportsman’s Warehouse Holdings, Inc.	128,949	$2,225,660
*Standard Motor Products, Inc.	61,667	2,953,849
*Steven Madden, Ltd.	162,391	7,323,834
*Stitch Fix, Inc., Class A	11,930	412,778
*Stoneridge, Inc.	69,872	1,326,171
Strategic Education, Inc.	22,709	1,548,981
*Strattec Security Corp.	8,408	291,505
*Stride, Inc.	95,201	3,379,636
*Superior Group of Cos., Inc.	31,413	816,424
*Superior Industries International, Inc.	4,833	28,176
*Sypris Solutions, Inc.	779	2,984
*Tandy Leather Factory, Inc.	11,426	55,987
*Tapestry, Inc.	6,377	248,575
*Taylor Morrison Home Corp.	176,403	5,385,584
Tempur Sealy International, Inc.	147,761	6,570,932
*Tenneco, Inc., Class A	35,331	468,842
*Terminix Global Holdings, Inc.	30,151	1,220,512
*Texas Roadhouse, Inc.	93,061	8,264,747
Thor Industries, Inc.	2,472	252,045
*Tilly’s, Inc., Class A	44,987	624,420
Toll Brothers, Inc.	3,216	193,507
*TopBuild Corp.	51,917	13,341,111
*Travel + Leisure Co.	18,301	994,476
*TravelCenters of America, Inc.	15,642	843,260
*Tri Pointe Homes, Inc.	263,331	6,369,977
*Tuesday Morning Corp.	4,063	9,223
#*Tupperware Brands Corp.	19,434	432,212
*Unifi, Inc.	38,168	916,795
*Universal Electronics, Inc.	34,164	1,406,874
*Universal Technical Institute, Inc.	32,881	231,482
*Urban Outfitters, Inc.	138,019	4,406,947
#*Veoneer, Inc.	6,349	223,485
#*Vera Bradley, Inc.	48,405	474,853
*Victoria’s Secret & Co.	3,738	188,657
*Vista Outdoor, Inc.	122,977	5,145,358
*Visteon Corp.	42,700	4,832,786
*VOXX International Corp.	50,324	569,164
Wendy’s Co. (The)	237,724	5,301,245
*Weyco Group, Inc.	11,874	270,965
#*Wingstop, Inc.	30,419	5,246,365
*Winmark Corp.	9,881	2,300,494
Winnebago Industries, Inc.	66,003	4,467,743
*Wolverine World Wide, Inc.	165,602	5,493,018
Wyndham Hotels & Resorts, Inc.	43,174	3,646,908
*XPEL, Inc.	756	57,380
#*YETI Holdings, Inc.	20,642	2,029,728
*Zumiez, Inc.	56,225	2,288,358

TOTAL CONSUMER DISCRETIONARY		623,350,968

CONSUMER STAPLES (4.0%)
Alico, Inc.	11,239	400,108
Andersons, Inc. (The), Class A	59,284	2,019,213
#B&G Foods, Inc.	66,860	1,968,358
*Bellring Brands, Inc., Class A	4,245	113,851
*BJ’s Wholesale Club Holdings, Inc.	48,694	2,845,677
*Boston Beer Co., Inc. (The), Class A	967	476,228
*Bridgford Foods Corp.	6,015	70,376

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
*Calavo Growers, Inc.	27,085	$1,088,817
Cal-Maine Foods, Inc.	58,866	2,122,708
*Celsius Holdings, Inc.	12,373	1,194,242
*Central Garden & Pet Co.	25,378	1,308,997
*Central Garden & Pet Co., Class A	82,612	3,816,674
*Chefs’ Warehouse, Inc. (The)	75,078	2,617,970
Coca-Cola Consolidated, Inc.	14,915	5,986,881
*Coty, Inc., Class A	91,409	775,148
*Darling Ingredients, Inc.	288,631	24,395,092
Edgewell Personal Care Co.	81,921	2,866,416
*elf Beauty, Inc.	61,051	1,972,558
Energizer Holdings, Inc.	9,061	330,455
*Farmer Bros Co.	20,952	158,188
*Flowers Foods, Inc.	99,962	2,474,059
Fresh Del Monte Produce, Inc.	89,667	3,002,948
*Freshpet, Inc.	6,969	1,086,537
*Hain Celestial Group, Inc. (The)	61,154	2,743,980
*Herbalife Nutrition, Ltd.	2,496	115,814
#*Hostess Brands, Inc.	180,011	3,404,008
Ingles Markets, Inc., Class A	35,416	2,450,433
Ingredion, Inc.	7,041	670,514
*Inter Parfums, Inc.	66,106	6,106,872
*J & J Snack Foods Corp.	31,825	4,695,779
John B Sanfilippo & Son, Inc.	22,053	1,863,479
*Lancaster Colony Corp.	39,479	6,711,430
*Landec Corp.	66,039	641,899
Limoneira Co.	27,270	439,865
Medifast, Inc.	22,706	4,456,507
#MGP Ingredients, Inc.	40,899	2,626,125
National Beverage Corp.	137,605	7,760,922
*Natural Alternatives International, Inc.	16,917	213,154
Natural Grocers by Vitamin Cottage, Inc.	41,432	504,642
Nature’s Sunshine Products, Inc.	5,543	87,524
Nu Skin Enterprises, Inc., Class A	80,053	3,214,128
Ocean Bio-Chem, Inc.	2,148	21,931
*Oil-Dri Corp. of America	13,411	466,971
*Performance Food Group Co.	148,847	6,732,350
*Pilgrim’s Pride Corp.	25,408	715,489
*Post Holdings, Inc.	1,690	171,501
PriceSmart, Inc.	57,719	4,152,882
#Reynolds Consumer Products, Inc.	7,058	190,425
#*Rite Aid Corp.	1,200	16,308
Rocky Mountain Chocolate Factory, Inc.	4,995	43,506
Sanderson Farms, Inc.	46,367	8,784,228
*Seaboard Corp.	351	1,351,357
*Seneca Foods Corp.	1,443	74,026
*Seneca Foods Corp., Class A	19,290	995,943
*Simply Good Foods Co. (The)	97,480	3,865,082
*SpartanNash Co.	81,811	1,893,107
Spectrum Brands Holdings, Inc.	30,982	2,904,562
*Sprouts Farmers Market, Inc.	178,020	3,941,363
#Tootsie Roll Industries, Inc.	46,502	1,471,788
*TreeHouse Foods, Inc.	36,614	1,323,230
Turning Point Brands, Inc.	21,762	830,656
*United Natural Foods, Inc.	113,913	4,942,685
*United-Guardian, Inc.	10,372	145,312

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
*Universal Corp.	47,608	$2,237,576
*USANA Health Sciences, Inc.	45,055	4,373,038
Vector Group, Ltd.	296,028	3,925,331
Village Super Market, Inc., Class A	19,939	444,042
*Vital Farms, Inc.	216	3,547
#WD-40 Co.	20,299	4,607,873
*Weis Markets, Inc.	39,444	2,221,092

TOTAL CONSUMER STAPLES		174,645,777

ENERGY (3.2%)
*Adams Resources & Energy, Inc.	7,069	207,475
#*Alto Ingredients, Inc.	89,549	476,401
Antero Midstream Corp.	201,106	2,139,768
*Antero Resources Corp.	239,340	4,755,686
Apa Corp.	7,169	187,899
#*Arch Resources, Inc.	14,487	1,319,476
Archrock, Inc.	133,634	1,094,462
#*Ardmore Shipping Corp.	51,635	204,991
*Aspen Aerogels, Inc.	9,160	498,854
Berry Corp.	13,757	132,205
#Bonanza Creek Energy, Inc.	28,053	1,574,895
#Brigham Minerals, Inc.	2,276	52,758
*Bristow Group, Inc.	10,431	360,913
*Cactus, Inc., Class A	59,370	2,582,595
*California Resources Corp.	18,657	860,647
*Callon Petroleum Co.	72	3,725
*Centennial Resource Development, Inc., Class A	157,619	1,134,857
*Centrus Energy Corp.	747	42,333
*ChampionX Corp.	103,587	2,717,087
#*Chesapeake Energy Corp.	37,541	2,392,863
#*Clean Energy Fuels Corp.	331,369	3,055,222
*CNX Resources Corp.	363,294	5,307,725
*Comstock Resources, Inc.	61,325	605,278
*CONSOL Energy, Inc.	51,490	1,416,490
#*Contango Oil & Gas Co.	11,698	48,313
Core Laboratories NV	960	24,970
*Coterra Energy, Inc.	214,689	4,577,169
CVR Energy, Inc.	8,317	159,437
*Dawson Geophysical Co.	30,257	70,196
#*Delek US Holdings, Inc.	90,900	1,768,005
*Denbury, Inc.	19,641	1,662,807
Devon Energy Corp.	86,639	3,472,491
DHT Holdings, Inc.	383,098	2,493,968
Diamondback Energy, Inc.	8,641	926,229
*DMC Global, Inc.	41,559	1,736,335
Dorian LPG, Ltd.	63,647	771,402
*Dril-Quip, Inc.	10,921	257,299
DT Midstream, Inc.	12,990	623,000
*Earthstone Energy, Inc., Class A	40,144	407,462
#*ENGlobal Corp.	8,803	19,719
EnLink Midstream LLC	150,212	1,179,164
*EQT Corp.	222,266	4,425,316
*Equitrans Midstream Corp.	155,957	1,607,917
Evolution Petroleum Corp.	50,891	302,293
*Expro Group Holdings NV	20,998	360,116
*Exterran Corp.	47,608	203,762
*Forum Energy Technologies, Inc.	7,807	175,736

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (Continued)
*Geospace Technologies Corp.	19,805	$188,346
#*Gevo, Inc.	34,646	250,491
*Goodrich Petroleum Corp.	9,227	188,415
*Green Plains, Inc.	90,853	3,447,871
*Gulf Island Fabrication, Inc.	3,186	12,553
*Gulfport Energy Operating Corp.	1,750	143,570
*Hallador Energy Co.	11,113	35,895
*Helix Energy Solutions Group, Inc.	151,516	572,730
*Helmerich & Payne, Inc.	91,788	2,849,100
HollyFrontier Corp.	85,063	2,875,129
International Seaways, Inc.	50,671	889,276
*Kosmos Energy, Ltd.	306,594	1,103,738
#*Laredo Petroleum, Inc.	28,539	2,151,841
*Liberty Oilfield Services, Inc., Class A	15,991	206,604
Magnolia Oil & Gas Corp., Class A	76,699	1,601,475
*Matador Resources Co.	181,924	7,613,519
#*Meta Materials, Inc.	3,406	16,008
*Mexco Energy Corp.	1,439	17,225
*Murphy Oil Corp.	83,965	2,336,746
*NACCO Industries, Inc., Class A	13,890	431,146
*Natural Gas Services Group, Inc.	18,203	206,968
*NCS Multistage Holdings, Inc.	1,332	39,893
*Newpark Resources, Inc.	47,383	161,102
*NexTier Oilfield Solutions, Inc.	82,798	369,279
*NOV, Inc.	105,398	1,477,680
*Oasis Petroleum, Inc.	4,887	589,372
*Oceaneering International, Inc.	139,824	1,901,606
*Oil States International, Inc.	24,202	146,664
*Overseas Shipholding Group, Inc., Class A	105,883	210,707
Ovintiv, Inc.	4,334	162,612
*Par Pacific Holdings, Inc.	64,622	999,056
*Patterson-UTI Energy, Inc.	267,522	2,289,988
*PBF Energy, Inc., Class A	28,882	421,966
PDC Energy, Inc.	141,952	7,425,509
*Peabody Energy Corp.	28,948	344,192
PHX Minerals, Inc.	22,619	68,762
*Pioneer Natural Resources Co.	2,609	487,831
*ProPetro Holding Corp.	94,852	909,631
*Range Resources Corp.	481,008	11,217,107
*Renewable Energy Group, Inc.	94,113	6,023,232
*REX American Resources Corp.	15,143	1,331,827
#*Ring Energy, Inc.	25,732	96,752
#*RPC, Inc.	154,570	833,132
*SandRidge Energy, Inc.	37,331	477,837
Scorpio Tankers, Inc.	40,539	649,435
*SEACOR Marine Holdings, Inc.	26,514	118,252
*Select Energy Services, Inc., Class A	30,969	186,124
SFL Corp., Ltd.	16,602	131,322
*SilverBow Resources, Inc.	14,822	409,087
#SM Energy Co.	108,809	3,734,325
Solaris Oilfield Infrastructure, Inc., Class A	2,521	19,134
*Southwestern Energy Co.	1,267,677	6,186,264
*Talos Energy, Inc.	6,932	89,908
TechnipFMC PLC	105,900	780,483
#*Teekay Tankers, Ltd., Class A	1,781	24,720
*TETRA Technologies, Inc.	76,176	246,048

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (Continued)
*Tidewater, Inc.	15,541	$188,512
#*Transocean, Ltd.	21,933	77,423
*US Silica Holdings, Inc.	116,960	1,132,173
*VAALCO Energy, Inc.	24,148	75,583
*Vertex Energy, Inc.	283	1,384
*W&T Offshore, Inc.	77,994	320,555
*Weatherford International PLC	1,200	34,872
*Whiting Petroleum Corp.	7,374	480,269
World Fuel Services Corp.	85,059	2,596,851

TOTAL ENERGY		143,004,818

FINANCIALS (20.1%)
1st Constitution BanCorp	2,564	60,972
*1st Source Corp.	55,343	2,671,960
*ACNB Corp.	3,852	106,893
*Affiliated Managers Group, Inc.	50,490	8,476,261
Alerus Financial Corp.	1,545	48,513
Allegiance Bancshares, Inc.	19,375	758,919
A-Mark Precious Metals, Inc.	17,334	1,299,877
*AMBAC Financial Group, Inc.	7,225	122,175
*Amerant BanCorp, Inc.	1,365	36,241
*American Equity Investment Life Holding Co.	170,538	5,435,046
*American National Bankshares, Inc.	10,039	372,447
American National Group, Inc.	17,802	3,377,217
Ameris BanCorp	142,813	7,481,973
AMERISAFE, Inc.	48,475	2,874,083
Ameriserv Financial, Inc.	40,106	160,023
*Ames National Corp.	5,066	125,232
Argo Group International Holdings, Ltd.	63,297	3,487,665
*Arrow Financial Corp.	39,581	1,418,979
Artisan Partners Asset Management, Inc., Class A	98,985	4,903,717
*AssetMark Financial Holdings, Inc.	1,307	33,511
*Associated Banc-Corp.	262,761	5,854,315
*Associated Capital Group, Inc.	1,064	38,676
Assured Guaranty, Ltd.	99,108	5,508,423
Atlantic American Corp.	4,900	19,992
*Atlantic Capital Bancshares, Inc.	47,412	1,304,304
Atlantic Union Bankshares Corp.	133,753	4,797,720
*Atlanticus Holdings Corp.	22,624	1,753,134
*Auburn National BanCorp, Inc.	300	10,146
Axis Capital Holdings, Ltd.	51,584	2,685,979
*Axos Financial, Inc.	123,945	6,569,085
B Riley Financial, Inc.	869	62,273
Banc of California, Inc.	137,032	2,785,861
BancFirst Corp.	50,875	3,307,384
*BanCorp, Inc. (The)	153,885	4,701,187
#Bank First Corp.	161	11,429
*Bank of Hawaii Corp.	72,796	6,151,262
*Bank of Marin BanCorp	22,822	869,746
Bank of NT Butterfield & Son, Ltd. (The)	44,681	1,604,048
*Bank of Princeton (The)	166	5,026
#Bank OZK	128,499	5,740,050
BankFinancial Corp.	23,459	267,198
BankUnited, Inc.	115,652	4,690,845
Bankwell Financial Group, Inc.	4,094	121,592
Banner Corp.	65,735	3,796,854
*Bar Harbor Bankshares	20,676	614,077

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*BayCom Corp.	3,575	$67,532
BCB BanCorp, Inc.	19,322	292,149
*Berkshire Hills BanCorp, Inc.	75,352	2,045,807
BGC Partners, Inc., Class A	126,662	680,175
*Blucora, Inc.	92,763	1,532,445
BOK Financial Corp.	28,287	2,861,796
*Bridgewater Bancshares, Inc.	11,520	208,397
*Brighthouse Financial, Inc.	89,891	4,515,225
Brightsphere Investment Group, Inc.	82,064	2,460,279
*Broadway Financial Corp.	6,315	18,819
Brookline BanCorp, Inc.	155,619	2,497,685
*BRP Group, Inc., Class A	88	3,212
Bryn Mawr Bank Corp.	43,107	1,997,578
Business First Bancshares, Inc.	3,999	106,693
*Byline BanCorp, Inc.	18,374	473,314
C&F Financial Corp.	4,656	238,248
*Cadence Bank	334,563	9,709,021
*California First Leasing Corp.	1,651	30,279
*Cambridge BanCorp	3,045	279,561
Camden National Corp.	32,769	1,559,804
*Cannae Holdings, Inc.	31,621	1,078,276
*Capital BanCorp, Inc.	995	25,323
*Capital City Bank Group, Inc.	24,568	660,142
Capitol Federal Financial, Inc.	277,000	3,360,010
Capstar Financial Holdings, Inc.	18,622	409,125
*Carter Bankshares, Inc.	1,649	24,702
*Carver BanCorp, Inc.	3,610	53,284
*Cathay General BanCorp	205,612	8,674,770
CBTX, Inc.	4,859	132,165
*CCUR Holdings, Inc.	3	18,450
*Central Pacific Financial Corp.	20,028	550,570
*Central Valley Community BanCorp	12,038	256,771
*Century BanCorp, Inc., Class A	6,627	763,099
*Chemung Financial Corp.	909	42,041
Citizens & Northern Corp.	14,799	377,522
Citizens Community BanCorp, Inc.	17,222	234,219
Citizens Holding Co.	592	10,662
*Citizens, Inc.	77,494	499,061
*City Holding Co.	33,048	2,629,960
Civista Bancshares, Inc.	14,980	360,419
*CNB Financial Corp.	21,455	550,750
CNO Financial Group, Inc.	335,819	8,106,671
*Coastal Financial Corp.	1,794	68,262
Codorus Valley BanCorp, Inc.	4,253	93,098
#Cohen & Steers, Inc.	62,332	5,914,683
Colony Bankcorp, Inc.	1,629	30,625
Columbia Banking System, Inc.	170,090	5,805,172
*Columbia Financial, Inc.	24,193	450,474
*Community Bank System, Inc.	98,493	7,058,993
*Community Bankers Trust Corp.	35,657	415,761
Community Financial Corp. (The)	1,681	64,080
*Community Trust BanCorp, Inc.	41,677	1,820,451
*Community West Bancshares	1,200	15,720
ConnectOne BanCorp, Inc.	71,437	2,409,570
*County BanCorp, Inc.	1,012	35,825
*Cowen, Inc., Class A	38,810	1,464,301

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Crawford & Co., Class A	73,049	$631,143
*Crawford & Co., Class B	53,100	438,606
*CrossFirst Bankshares, Inc.	5,221	74,295
*Cullen/Frost Bankers, Inc.	24,593	3,184,793
Curo Group Holdings Corp.	30,816	529,419
Customers BanCorp, Inc.	59,915	3,192,870
CVB Financial Corp.	232,590	4,656,452
Diamond Hill Investment Group, Inc.	8,075	1,751,144
Dime Community Bancshares, Inc.	88,792	3,168,099
Donegal Group, Inc.	870	12,606
Donegal Group, Inc., Class A	42,484	605,397
*Donnelley Financial Solutions, Inc.	75,356	2,887,642
Eagle BanCorp Montana, Inc.	498	11,205
*Eagle BanCorp, Inc.	59,385	3,360,597
East West BanCorp, Inc.	11,889	944,938
*eHealth, Inc.	50,477	2,238,655
*Elevate Credit, Inc.	24,141	82,804
*Employers Holdings, Inc.	56,184	2,168,702
*Encore Capital Group, Inc.	59,731	3,226,669
*Enova International, Inc.	92,239	2,992,233
*Enstar Group, Ltd.	20,225	4,667,525
*Enterprise BanCorp, Inc.	7,463	277,250
*Enterprise Financial Services Corp.	59,468	2,796,185
Equity Bancshares, Inc., Class A	18,145	607,132
*Esquire Financial Holdings, Inc.	3,514	112,378
Essa BanCorp, Inc.	14,300	232,375
Essent Group, Ltd.	71,713	3,442,224
Evans BanCorp, Inc.	4,948	197,673
Evercore, Inc.	66,805	10,143,671
*EZCorp., Inc., Class A	87,775	654,801
Farmers & Merchants BanCorp, Inc.	689	17,487
Farmers National Banc Corp.	36,333	647,454
FB Financial Corp.	51,708	2,343,924
*Federal Agricultural Mortgage Corp.	1,115	132,068
*Federal Agricultural Mortgage Corp.	24,677	3,111,523
*Federated Hermes, Inc.	198,157	6,600,610
Fednat Holding Co.	19,701	50,041
#*Financial Institutions, Inc.	34,811	1,111,167
*First BanCorp	380,448	5,193,115
First BanCorp, Inc. (The)	18,147	538,421
First BanCorp/Southern Pines Nc	52,808	2,556,960
*First Bancshares, Inc. (The)	15,062	606,245
First Bank	13,121	197,340
First Busey Corp.	84,442	2,152,427
*First Business Financial Services, Inc.	12,183	355,744
#First Citizens Bancshares, Inc., Class A	6,087	4,954,209
*First Commonwealth Financial Corp.	182,772	2,796,412
#First Community Bankshares, Inc.	40,256	1,305,100
*First Community Corp.	400	8,048
*First Financial BanCorp	192,050	4,566,949
First Financial Bankshares, Inc.	177,759	9,015,936
*First Financial Corp.	26,421	1,132,140
First Financial Northwest, Inc.	23,602	389,433
First Foundation, Inc.	81,098	2,158,018
First Hawaiian, Inc.	92,712	2,557,924
*First Horizon Corp.	24,137	409,605
First Internet BanCorp, Class A	19,603	667,286

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
First Interstate BancSystem, Inc., Class A	84,852	$3,527,298
*First Merchants Corp.	95,810	3,983,780
*First Mid Bancshares, Inc.	11,271	485,555
*First Midwest BanCorp, Inc.	201,524	3,879,337
*First Northwest BanCorp	12,745	230,047
First of Long Island Corp. (The)	45,175	909,373
First Savings Financial Group, Inc.	432	12,001
First United Corp.	1,912	36,099
*First Western Financial, Inc.	762	22,113
FirstCash, Inc.	87,800	7,767,666
*Flagstar BanCorp, Inc.	101,266	4,778,743
Flushing Financial Corp.	75,439	1,812,045
*FNB Corp.	278,648	3,246,249
FS BanCorp, Inc.	10,528	362,795
*Fulton Financial Corp.	349,831	5,632,279
*GAMCO Investors, Inc., Class A	16,163	427,511
*Genworth Financial, Inc., Class A	19,454	79,956
#*German American BanCorp, Inc.	52,736	2,078,853
Glacier BanCorp, Inc.	175,219	9,687,859
Global Indemnity Group LLC, Class A	25,088	616,914
#Goosehead Insurance, Inc., Class A	8,149	1,175,901
Great Southern BanCorp, Inc.	32,028	1,807,340
*Great Western BanCorp, Inc.	65,218	2,220,673
*Green Dot Corp., Class A	114,138	4,834,886
*Greenhill & Co., Inc.	25,451	400,090
*Greenlight Capital Re, Ltd., Class A	27,428	203,790
Guaranty Bancshares, Inc.	6,793	255,009
Guaranty Federal Bancshares, Inc.	2,022	48,225
*Hallmark Financial Services, Inc.	21,825	72,677
*Hamilton Lane, Inc., Class A	19,239	2,010,668
#*Hancock Whitney Corp.	122,135	6,043,240
*Hanmi Financial Corp.	71,912	1,595,727
Hanover Insurance Group, Inc. (The)	53,393	6,727,518
HarborOne BanCorp, Inc.	52,279	751,249
*Hawthorn Bancshares, Inc.	2,376	56,953
*HBT Financial, Inc.	1,070	19,292
#HCI Group, Inc.	28,804	3,860,024
Heartland Financial USA, Inc.	49,418	2,476,830
*Heritage Commerce Corp.	107,891	1,293,613
Heritage Financial Corp.	67,403	1,674,291
Heritage Insurance Holdings, Inc.	37,630	246,100
*Hilltop Holdings, Inc.	165,009	5,847,919
Hingham Institution For Savings The	2,256	814,957
*HMN Financial, Inc.	3,408	79,440
Home BanCorp, Inc.	4,681	195,432
*Home Bancshares, Inc.	251,271	5,970,199
HomeStreet, Inc.	60,304	2,843,937
*Hometrust Bancshares, Inc.	11,678	355,011
Hope BanCorp, Inc.	273,672	3,992,874
Horace Mann Educators Corp.	81,686	3,200,457
Horizon BanCorp, Inc.	81,702	1,558,057
*Houlihan Lokey, Inc.	45,896	5,144,024
*Howard BanCorp, Inc.	14,380	297,810
*Huntington Bancshares, Inc.	624,454	9,828,906
Independence Holding Co.	6,095	298,960
Independent Bank Corp.	56,172	4,746,534

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Independent Bank Corp.	26,093	$587,875
Independent Bank Group, Inc.	60,991	4,409,039
Interactive Brokers Group, Inc.	8,296	587,772
International Bancshares Corp.	135,964	5,764,874
Investar Holding Corp.	4,804	89,835
Investors BanCorp, Inc.	269,719	4,126,701
Investors Title Co.	3,664	710,083
James River Group Holdings, Ltd.	22,353	714,178
Janus Henderson Group PLC	137,128	6,376,452
Jefferies Financial Group, Inc.	172,874	7,433,582
Kearny Financial Corp.	150,636	2,021,535
*Kemper Corp.	88,963	5,647,371
Kentucky First Federal BanCorp	3,402	24,052
*Kingstone Cos., Inc.	10,135	58,276
Kinsale Capital Group, Inc.	19,140	3,582,051
*Lake Shore BanCorp, Inc.	338	5,050
*Lakeland BanCorp, Inc.	114,703	2,062,360
Lakeland Financial Corp.	62,197	4,470,098
Landmark BanCorp, Inc.	3,458	99,037
Lazard, Ltd., Class A	65,278	3,197,969
LCNB Corp.	5,984	102,027
*LendingClub Corp.	114,828	5,277,495
*LendingTree, Inc.	16,568	2,673,910
Level One BanCorp, Inc.	87	2,733
*Limestone BanCorp, Inc.	857	15,640
Live Oak Bancshares, Inc.	50,257	4,481,919
LPL Financial Holdings, Inc.	5,796	950,660
*Luther Burbank Corp.	13,113	190,270
*Macatawa Bank Corp.	56,938	478,279
*Magyar BanCorp, Inc.	1,254	14,183
*Maiden Holdings, Ltd.	153,677	500,987
*Malvern BanCorp, Inc.	1,300	21,853
Manning & Napier, Inc.	365	3,522
*Marlin Business Services Corp.	25,132	576,025
*MBIA, Inc.	159,089	2,472,243
*Mercantile Bank Corp.	23,120	794,634
Merchants BanCorp	8,781	390,140
*Mercury General Corp.	102,985	5,611,653
Meridian BanCorp, Inc.	117,839	2,733,865
Meridian Corp.	332	10,026
Meta Financial Group, Inc.	61,855	3,429,241
Metrocity Bankshares, Inc.	1,441	33,863
#*Metropolitan Bank Holding Corp.	4,571	415,321
*MGIC Investment Corp.	251,648	4,066,632
#Mid Penn BanCorp, Inc.	3,147	88,179
*Middlefield Banc Corp.	614	15,350
*Midland States BanCorp, Inc.	21,810	559,645
*MidWestOne Financial Group, Inc.	11,634	364,726
Moelis & Co., Class A	63,780	4,639,357
Morgan Stanley	10,697	1,099,438
*Mr Cooper Group, Inc.	103,253	4,526,612
*MVB Financial Corp.	2,770	118,251
*National Bank Holdings Corp., Class A	64,452	2,795,283
*National Bankshares, Inc.	2,991	111,415
*National Security Group, Inc. (The)	1,000	10,130
*National Western Life Group, Inc., Class A	4,293	923,038
Navient Corp.	312,442	6,155,107

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*NBT BanCorp, Inc.	89,759	$3,293,258
Nelnet, Inc., Class A	62,087	5,130,249
#*New York Community BanCorp, Inc.	222,239	2,762,431
*NI Holdings, Inc.	5,418	107,710
*Nicholas Financial, Inc.	8,598	102,316
*Nicolet Bankshares, Inc.	12,111	870,660
*NMI Holdings, Inc., Class A	103,962	2,524,197
Northeast Bank	12,481	413,121
Northfield BanCorp, Inc.	118,085	2,072,392
Northrim BanCorp, Inc.	8,823	391,918
*Northwest Bancshares, Inc.	214,486	2,959,907
Norwood Financial Corp.	949	24,835
*OceanFirst Financial Corp.	80,907	1,793,708
*Ocwen Financial Corp.	12,782	401,483
OFG BanCorp	81,697	2,115,952
Ohio Valley Banc Corp.	834	23,235
*Old National BanCorp	265,322	4,531,700
Old Republic International Corp.	53,533	1,382,757
#Old Second BanCorp, Inc.	20,952	283,690
OneMain Holdings, Inc.	65,746	3,472,046
OP BanCorp	1,353	14,991
*Open Lending Corp., Class A	1,778	56,043
*Oportun Financial Corp.	1,263	29,339
*Oppenheimer Holdings, Inc., Class A	10,824	563,389
Origin BanCorp, Inc.	9,453	421,604
Orrstown Financial Services, Inc.	8,084	191,672
*Oxbridge Re Holdings, Ltd.	5,300	17,490
Pacific Premier BanCorp, Inc.	146,819	6,164,930
*PacWest BanCorp	12,097	574,245
*Palomar Holdings, Inc.	1,562	142,845
#*Park National Corp.	20,581	2,646,511
Parke BanCorp, Inc.	8,155	180,796
PCB BanCorp	116	2,471
PCSB Financial Corp.	8,024	153,339
*Peapack-Gladstone Financial Corp.	36,205	1,214,678
Penns Woods BanCorp, Inc.	4,979	118,500
PennyMac Financial Services, Inc.	15,482	960,813
*Peoples BanCorp of North Carolina, Inc.	1,084	30,460
*Peoples BanCorp, Inc.	56,885	1,818,045
*Peoples Financial Services Corp.	981	44,910
People’s United Financial, Inc.	22,676	388,667
Pinnacle Financial Partners, Inc.	67,435	6,512,198
*Piper Sandler Cos.	22,263	3,666,493
PJT Partners, Inc., Class A	37,030	3,028,684
*Popular, Inc.	81,344	6,624,655
*PRA Group, Inc.	115,929	4,971,036
Preferred Bank	34,823	2,387,813
Premier Financial Corp.	63,874	2,036,303
Primerica, Inc.	59,904	10,078,249
Primis Financial Corp.	18,469	279,805
ProAssurance Corp.	19,108	437,764
*Professional Holding Corp., Class A	42	787
*Prog Holdings, Inc.	127,483	5,156,687
*Prosperity Bancshares, Inc.	7,772	585,309
*Provident Financial Holdings, Inc.	13,724	233,994
Provident Financial Services, Inc.	142,436	3,526,715

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Prudential BanCorp, Inc.	3,645	$54,639
Pzena Investment Management, Inc., Class A	25,304	275,308
QCR Holdings, Inc.	31,575	1,741,045
*Radian Group, Inc.	341,563	8,153,109
RBB BanCorp	13,037	334,660
Red River Bancshares, Inc.	1,016	53,218
#Regional Management Corp.	26,949	1,376,555
Reliant BanCorp, Inc.	4,795	162,455
RenaissanceRe Holdings, Ltd.	829	117,552
Renasant Corp.	99,038	3,705,012
*Republic BanCorp, Inc., Class A	37,669	2,034,879
*Republic First BanCorp, Inc.	46,819	145,139
Richmond Mutual BanCorp, Inc.	1,956	31,100
Riverview BanCorp, Inc.	33,814	249,885
*RLI Corp.	76,410	8,275,967
*S&T BanCorp, Inc.	68,457	2,092,046
*Safeguard Scientifics, Inc.	23,311	195,579
Safety Insurance Group, Inc.	37,550	2,944,295
*Salisbury BanCorp, Inc.	551	28,817
*Sandy Spring BanCorp, Inc.	74,328	3,527,607
*Seacoast Banking Corp. of Florida	85,974	3,132,033
*Security National Financial Corp., Class A	4,139	36,547
#*Selective Insurance Group, Inc.	99,721	7,815,135
ServisFirst Bancshares, Inc.	90,986	7,307,086
*Shore Bancshares, Inc.	16,901	312,330
#Sierra BanCorp	31,564	787,837
*Silvercrest Asset Management Group, Inc., Class A	8,797	140,752
*Simmons First National Corp., Class A	168,432	5,034,432
*SiriusPoint, Ltd.	61,908	581,935
SLM Corp.	106,211	1,948,972
SmartFinancial, Inc.	8,732	226,945
South Plains Financial, Inc.	553	14,411
*Southern First Bancshares, Inc.	15,648	842,958
#*Southern Missouri BanCorp, Inc.	9,533	518,595
Southside Bancshares, Inc.	63,313	2,616,093
*SouthState Corp.	67,377	5,261,470
Spirit of Texas Bancshares, Inc.	5,459	132,817
*State Auto Financial Corp.	58,828	3,018,465
StepStone Group, Inc., Class A	656	30,819
Sterling BanCorp	307,307	7,820,963
*Sterling BanCorp, Inc.	6,080	32,893
Stewart Information Services Corp.	61,897	4,405,209
#*Stifel Financial Corp.	141,416	10,304,984
*Stock Yards BanCorp, Inc.	48,866	2,993,042
*StoneX Group, Inc.	38,892	2,687,826
Summit Financial Group, Inc.	7,598	190,938
*Summit State Bank	1,100	19,195
*SVB Financial Group	3,390	2,431,986
*SWK Holdings Corp.	357	6,776
Synovus Financial Corp.	37,129	1,729,840
Territorial BanCorp, Inc.	20,639	517,833
*Texas Capital Bancshares, Inc.	65,007	3,939,424
TFS Financial Corp.	29,682	577,612
*Timberland BanCorp, Inc.	16,031	444,860
Tiptree, Inc.	66,662	1,040,594
#*Tompkins Financial Corp.	26,920	2,210,401
Towne Bank	117,245	3,695,562

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
TriCo Bancshares	53,216	$2,332,457
*TriState Capital Holdings, Inc.	64,921	1,950,876
*Triumph BanCorp, Inc.	33,779	3,962,277
#*Trupanion, Inc.	925	94,720
*TrustCo Bank Corp. NY	46,709	1,567,554
*Trustmark Corp.	149,883	4,767,778
*UMB Financial Corp.	98,861	9,769,444
*Umpqua Holdings Corp.	203,411	4,159,755
*Unico American Corp.	4,300	14,362
*United Bancshares, Inc.	110	3,214
*United Bankshares, Inc.	179,360	6,634,526
United Community Banks, Inc.	132,640	4,621,178
*United Fire Group, Inc.	42,558	869,460
*United Insurance Holdings Corp.	25,747	98,354
United Security Bancshares/Fresno CA	12,425	98,282
*Unity BanCorp, Inc.	13,231	335,406
Universal Insurance Holdings, Inc.	80,511	1,189,147
*Univest Financial Corp.	60,790	1,744,673
Unum Group	19,506	496,818
*US Global Investors, Inc.	5,500	33,715
Valley National BanCorp	610,912	8,100,693
Value Line, Inc.	3,333	114,822
*Veritex Holdings, Inc.	29,944	1,226,207
#Victory Capital Holdings, Inc., Class A	4,153	157,399
*Virtu Financial, Inc., Class A	34,638	861,793
Virtus Investment Partners, Inc.	20,087	6,427,840
*Voya Financial, Inc.	186	12,977
Walker & Dunlop, Inc.	75,459	9,814,952
*Washington Federal, Inc.	182,052	6,437,359
Washington Trust BanCorp, Inc.	40,997	2,240,896
Waterstone Financial, Inc.	64,082	1,324,575
*Webster Financial Corp.	39,981	2,237,337
*WesBanco, Inc.	110,944	3,857,523
West BanCorp, Inc.	34,476	1,092,889
*Westamerica BanCorp	37,378	2,084,197
*Western Alliance BanCorp	60,798	7,058,040
*Western New England BanCorp, Inc.	33,283	323,844
*Westwood Holdings Group, Inc.	11,474	199,648
White Mountains Insurance Group, Ltd.	4,056	4,279,039
Wintrust Financial Corp.	67,024	5,931,624
#WisdomTree Investments, Inc.	244,393	1,561,671
#*World Acceptance Corp.	18,194	3,372,986
*WSFS Financial Corp.	87,606	4,538,867
*WVS Financial Corp.	700	10,899

TOTAL Financials		886,817,638

HEALTH CARE (11.5%)
*Acadia Healthcare Co., Inc.	139,332	8,638,584
*ACADIA Pharmaceuticals, Inc.	2,358	42,326
#*Accuray, Inc.	108,317	540,502
*Acutus Medical, Inc.	2,600	20,384
#*Adaptive Biotechnologies Corp.	36,765	1,228,319
#*Addus HomeCare Corp.	39,408	3,684,648
*Adial Pharmaceuticals, Inc.	1,100	3,531
*Aeglea BioTherapeutics, Inc.	47,215	345,614
*Aethlon Medical, Inc.	16,114	57,849

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Agios Pharmaceuticals, Inc.	65,677	$3,086,819
*AIM ImmunoTech, Inc.	45,524	81,488
*Akebia Therapeutics, Inc.	55,730	159,945
#*Akero Therapeutics, Inc.	26,494	569,356
*Albireo Pharma, Inc.	28,832	842,471
*Aldeyra Therapeutics, Inc.	19,311	175,730
*Alkermes PLC	216,824	6,567,599
*Allied Healthcare Products, Inc.	5,468	28,871
*Allogene Therapeutics, Inc.	12,767	220,103
*Allscripts Healthcare Solutions, Inc.	232,050	3,197,649
*Alpine Immune Sciences, Inc.	3,685	46,615
*Amedisys, Inc., Class B	33,278	5,635,297
*AMN Healthcare Services, Inc.	91,738	9,054,541
*Amneal Pharmaceuticals, Inc.	117,310	644,032
*Amphastar Pharmaceuticals, Inc.	91,999	1,718,541
*Amryt Pharma PLC, ADR	9,823	104,026
*AnaptysBio, Inc.	33,572	1,104,519
*AngioDynamics, Inc.	92,343	2,641,010
*ANI Pharmaceuticals, Inc.	9,604	358,998
*Anika Therapeutics, Inc.	36,234	1,509,146
*Antares Pharma, Inc.	29,451	110,147
#*Apollo Medical Holdings, Inc.	18,675	1,281,665
*Applied Genetic Technologies Corp.	15,685	40,624
*Applied Therapeutics, Inc.	9,329	136,856
*Aptevo Therapeutics, Inc.	3,186	48,555
*Apyx Medical Corp.	44,777	640,311
#*Arcus Biosciences, Inc.	63,218	2,114,010
*Arcutis Biotherapeutics, Inc.	8,904	188,587
*Arena Pharmaceuticals, Inc., Class A	50,142	2,877,649
*Arrowhead Pharmaceuticals, Inc.	39,306	2,508,509
*Arvinas, Inc.	8,889	769,610
*Assembly Biosciences, Inc.	3,283	10,341
*Atara Biotherapeutics, Inc., Class A	81,235	1,257,518
#*Athenex, Inc.	43,976	111,699
*AtriCure, Inc.	12,024	902,521
*Atrion Corp.	3,664	2,667,392
*aTyr Pharma, Inc.	16,117	138,445
*Avanos Medical, Inc.	65,415	2,063,189
#*Avid Bioservices, Inc.	63,962	1,962,354
#*Avidity Biosciences, Inc.	11,608	261,180
*Axogen, Inc.	54,239	823,890
#*Axonics, Inc.	52,092	3,820,948
*BioDelivery Sciences International, Inc.	135,868	554,341
*Biolife Solutions, Inc.	12,365	657,200
*Biomerica, Inc.	391	1,795
*Bluebird Bio, Inc.	5,140	120,327
*Blueprint Medicines Corp.	36,820	4,141,882
#*Bridgebio Pharma, Inc.	1,845	91,106
*Brookdale Senior Living, Inc.	298,196	1,938,274
*Cabaletta Bio, Inc.	330	4,511
*Calithera Biosciences, Inc.	7,115	13,732
*Capital Senior Living Corp.	2,200	62,084
*Capricor Therapeutics, Inc.	6,316	23,496
*Cara Therapeutics, Inc.	16,488	277,493
*Cardiovascular Systems, Inc.	7,954	279,026
*CareCloud, Inc.	20,906	161,603
*CareDx, Inc.	25,895	1,320,645

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*Cassava Sciences, Inc.	3,856	$166,309
*Castle Biosciences, Inc.	9,033	563,208
*Catalyst Biosciences, Inc.	16,551	54,453
*Catalyst Pharmaceuticals, Inc.	134,970	796,323
*Change Healthcare, Inc.	8,202	176,589
*Checkpoint Therapeutics, Inc.	2,541	8,919
Chemed Corp.	3,201	1,543,682
#*ChemoCentryx, Inc.	1,644	57,228
*Chimerix, Inc.	49,981	261,900
*Chinook Therapeutics, Inc.	16,994	182,516
*Codexis, Inc.	85,612	2,976,729
*Collegium Pharmaceutical, Inc.	49,925	980,028
*Community Health Systems, Inc.	188,754	2,472,677
#*Computer Programs and Systems, Inc.	31,727	1,145,345
CONMED Corp.	50,001	7,314,146
#*ContraFect Corp.	17,037	64,230
*Corcept Therapeutics, Inc.	140,804	2,534,472
*CorVel Corp.	38,261	7,010,180
*Corvus Pharmaceuticals, Inc.	3,068	13,898
*Covetrus, Inc.	14,862	300,064
*Crinetics Pharmaceuticals, Inc.	29,594	737,778
*Cross Country Healthcare, Inc.	96,749	2,005,607
*CryoLife, Inc.	82,607	1,705,009
*Cue Biopharma, Inc.	37,733	460,720
#*Cutera, Inc.	26,215	1,127,245
*Cyclacel Pharmaceuticals, Inc.	12,283	60,310
*Cymabay Therapeutics, Inc.	55,407	216,087
*CytomX Therapeutics, Inc.	12,865	76,289
*CytoSorbents Corp.	45,735	269,379
*Deciphera Pharmaceuticals, Inc.	21,943	732,677
*Denali Therapeutics, Inc.	53,300	2,577,055
*Eagle Pharmaceuticals, Inc.	17,598	921,607
#*Edesa Biotech, Inc.	16,977	139,551
#*Editas Medicine, Inc.	18,859	692,502
#*Eiger Biopharmaceuticals, Inc.	27,858	187,763
*Electromed, Inc.	12,695	139,391
*Emergent BioSolutions, Inc.	72,887	3,474,523
*Enanta Pharmaceuticals, Inc.	48,693	4,180,294
Encompass Health Corp.	11,053	702,529
*Endo International PLC	52,596	223,533
Ensign Group, Inc. (The)	90,511	7,060,763
*Entasis Therapeutics Holdings, Inc.	4,637	13,215
*Envista Holdings Corp.	156,380	6,114,458
*Enzo Biochem, Inc.	103,916	357,471
*Equillium, Inc.	2,384	15,043
*Eton Pharmaceuticals, Inc.	8,846	50,953
*Evolent Health, Inc., Class A	166,707	4,879,514
#*Evolus, Inc.	13,453	105,202
*Exagen, Inc.	7,644	88,823
*Exelixis, Inc.	247,012	5,313,228
*EyePoint Pharmaceuticals, Inc.	559	6,412
*Fate Therapeutics, Inc.	20,968	1,128,078
*Five Star Senior Living, Inc.	24,715	101,579
#*Fluidigm Corp.	100,835	519,300
*FONAR Corp.	8,259	132,144
#*Forma Therapeutics Holdings, Inc.	24,396	452,790

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Fulcrum Therapeutics, Inc.	2,112	$46,760
#*Fulgent Genetics, Inc.	3,090	256,223
#*G1 Therapeutics, Inc.	13,861	200,846
*Generation Bio Co.	13,404	280,948
*Global Blood Therapeutics, Inc.	16,827	614,522
*Globus Medical, Inc.	8,494	655,482
*GlycoMimetics, Inc.	30,607	58,459
#*Gritstone Oncology, Inc.	32,639	358,703
*Haemonetics Corp.	11,224	771,201
*Halozyme Therapeutics, Inc.	55,554	2,114,941
*Hanger, Inc.	24,668	460,798
#*Harmony Biosciences Holdings, Inc.	44,616	1,850,226
*Harrow Health, Inc.	10,766	108,629
*Harvard Bioscience, Inc.	93,884	706,947
#*Health Catalyst, Inc.	8,466	445,650
*HealthEquity, Inc.	4,541	300,523
*HealthStream, Inc.	63,851	1,699,075
#*Heat Biologics, Inc.	11,891	63,498
#*Heron Therapeutics, Inc.	2,400	26,424
*Heska Corp.	19,896	4,447,353
*Homology Medicines, Inc.	46,536	266,651
*iCAD, Inc.	3,194	33,697
*ICU Medical, Inc.	27,355	6,404,626
*Ideaya Biosciences, Inc.	21,882	469,150
#*IGM Biosciences, Inc.	7,459	349,976
#*Inari Medical, Inc.	47,800	4,326,856
#*Infinity Pharmaceuticals, Inc.	15,237	38,702
*InfuSystem Holdings, Inc.	7,422	123,428
*Innoviva, Inc.	99,338	1,733,448
*Inogen, Inc., Class A	12,717	504,229
#*Inotiv, Inc.	9,024	436,671
*Inovalon Holdings, Inc., Class A	62,006	2,529,225
*Insmed, Inc.	101,731	3,067,190
*Integer Holdings Corp.	65,487	5,895,140
*Integra LifeSciences Holdings Corp.	101,591	6,751,738
*Intellia Therapeutics, Inc.	82,732	11,001,701
*Intersect ENT, Inc.	36,832	993,359
*Intra-Cellular Therapies, Inc.	38,086	1,640,364
*IntriCon Corp.	22,808	387,736
*Invacare Corp.	88,513	437,254
*Iovance Biotherapeutics, Inc.	137,204	3,335,429
*iRadimed Corp.	5,863	218,807
*iRhythm Technologies, Inc.	10,314	723,424
*IRIDEX Corp.	21,508	164,966
#*Ironwood Pharmaceuticals, Inc.	186,293	2,378,962
*iTeos Therapeutics, Inc.	20,364	544,737
*IVERIC bio, Inc.	71,048	1,257,550
*Joint Corp. (The)	28,476	2,491,080
*Jounce Therapeutics, Inc.	66,027	579,717
#*Kaleido Biosciences, Inc.	5,332	22,928
*KalVista Pharmaceuticals, Inc.	10,207	183,522
*Karuna Therapeutics, Inc.	24,646	3,459,805
#*Karyopharm Therapeutics, Inc.	9,358	51,095
*Kewaunee Scientific Corp.	1,692	21,658
*Kezar Life Sciences, Inc.	42,730	341,840
#*Kodiak Sciences, Inc.	27,394	3,207,563
*Krystal Biotech, Inc.	2,719	136,195

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*Kura Oncology, Inc.	44,474	$730,263
*Lannett Co., Inc.	7,706	21,037
*Lantheus Holdings, Inc.	112,328	2,627,352
*Larimar Therapeutics, Inc.	1,927	23,028
*Leap Therapeutics, Inc.	684	1,908
*LeMaitre Vascular, Inc.	51,477	2,677,319
*Lensar, Inc.	25,622	183,197
#*Lexicon Pharmaceuticals, Inc.	57,105	302,085
*LHC Group, Inc.	41,337	5,563,547
*Ligand Pharmaceuticals, Inc.	22,512	3,285,401
*LivaNova PLC	70,187	5,384,747
*MacroGenics, Inc.	119,628	2,336,335
*Madrigal Pharmaceuticals, Inc.	1,443	112,193
*Magellan Health, Inc.	46,795	4,437,570
*Marinus Pharmaceuticals, Inc.	10,382	119,393
*»Medcath Corp.	41,900	—
#*MediciNova, Inc.	2,512	8,440
*MEDNAX, Inc.	119,399	3,251,235
*Medpace Holdings, Inc.	47,538	10,769,734
#*MeiraGTx Holdings PLC	14,690	315,835
*Meridian Bioscience, Inc.	103,735	1,951,255
*Merit Medical Systems, Inc.	111,589	7,505,476
*Merrimack Pharmaceuticals, Inc.	13,521	58,140
*Mersana Therapeutics, Inc.	5,128	43,896
#Mesa Laboratories, Inc.	4,976	1,521,163
*Microbot Medical, Inc.	5,288	38,232
*Minerva Neurosciences, Inc.	486	680
*Mirati Therapeutics, Inc.	312	58,974
*»Misonix, Inc.	6,609	175,403
*ModivCare, Inc.	38,232	6,223,023
#*Molecular Templates, Inc.	21,525	112,361
*Morphic Holding, Inc.	26,691	1,534,733
*Mustang Bio, Inc.	93,601	209,666
*Myriad Genetics, Inc.	139,910	4,305,031
*NanoViricides, Inc.	3,320	15,737
*National HealthCare Corp.	22,898	1,601,486
*National Research Corp.	42,322	1,832,543
*Natus Medical, Inc.	76,967	1,928,023
#*Nektar Therapeutics	117,800	1,785,848
*Neogen Corp.	144,392	6,109,226
*NeoGenomics, Inc.	134,571	6,190,266
*Neoleukin Therapeutics, Inc.	8,321	60,993
*NeuBase Therapeutics, Inc.	252	932
*NeuroMetrix, Inc.	7,803	63,360
*Nevro Corp.	3,679	418,449
#*NextCure, Inc.	21,107	173,500
*NextGen Healthcare, Inc.	73,571	1,210,979
*NGM Biopharmaceuticals, Inc.	46,405	857,100
#*NuVasive, Inc.	75,783	4,043,781
*ObsEva SA	5,795	15,067
*Omnicell, Inc.	86,451	15,401,246
*Opiant Pharmaceuticals, Inc.	6,418	151,272
#*OPKO Health, Inc.	103,093	390,722
*OptimizeRx Corp.	22,788	2,203,600
*Option Care Health, Inc.	234,378	6,405,551
*OraSure Technologies, Inc.	158,182	1,687,802

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*Organogenesis Holdings, Inc.	42,571	$467,430
*Orthofix Medical, Inc.	11,390	409,812
*OrthoPediatrics Corp.	21,419	1,524,390
*Osmotica Pharmaceuticals PLC	2,087	3,715
*Otonomy, Inc.	17,742	37,258
*Owens & Minor, Inc.	189,536	6,800,552
*Pacira BioSciences, Inc.	56,405	2,948,853
Patterson Cos., Inc.	146,428	4,577,339
#*»PDL BioPharma, Inc.	320,345	829,694
*Pennant Group, Inc. (The)	38,902	994,724
Perrigo Co. PLC	165,740	7,483,161
#*PetIQ, Inc.	17,483	437,949
#*Phathom Pharmaceuticals, Inc.	945	22,236
Phibro Animal Health Corp., Class A	15,741	345,358
*Precigen, Inc.	5,565	26,879
*Precipio, Inc.	25,496	60,171
#*Precision BioSciences, Inc.	41,433	393,199
Premier, Inc., Class A	91,389	3,559,602
*Prestige Consumer Healthcare, Inc.	114,718	6,881,933
*Pro-Dex, Inc.	6,434	156,153
*Progyny, Inc.	93,937	5,770,550
#*Protagonist Therapeutics, Inc.	68,078	2,121,311
*Prothena Corp. PLC	98,007	5,424,687
*Psychemedics Corp.	63	524
*Pulse Biosciences, Inc.	471	9,933
*Quanterix Corp.	2,280	115,391
*Quidel Corp.marcus	1,339	177,779
*R1 RCM, Inc.	123,910	2,688,847
*RadNet, Inc.	108,284	3,366,550
*RAPT Therapeutics, Inc.	30,520	963,822
*REGENXBIO, Inc.	2,070	73,361
#*Relmada Therapeutics, Inc.	15,498	363,738
*Replimune Group, Inc.	2,265	66,840
*Rigel Pharmaceuticals, Inc.	211,606	710,996
*Rocket Pharmaceuticals, Inc.	12,422	369,058
*Rubius Therapeutics, Inc.	3,849	54,694
*Sangamo Therapeutics, Inc.	50,396	409,216
*Satsuma Pharmaceuticals, Inc.	7,059	40,942
*Scholar Rock Holding Corp.	8,532	224,392
*Schrodinger, Inc.	1,379	75,266
*scPharmaceuticals, Inc.	1,064	6,256
*SeaSpine Holdings Corp.	46,733	699,126
Select Medical Holdings Corp.	266,063	8,838,613
*SELLAS Life Sciences Group, Inc.	3,696	32,118
*Semler Scientific, Inc.	290	43,497
#*Sharps Compliance Corp.	15,204	125,433
*Shockwave Medical, Inc.	3,160	675,292
*SI-BONE, Inc.	27,238	614,217
*Sierra Oncology, Inc.	3,613	73,236
*SIGA Technologies, Inc.	87,292	629,375
#Simulations Plus, Inc.	1,567	79,134
*Sio Gene Therapies, Inc.	70,113	133,916
*Spectrum Pharmaceuticals, Inc.	96,925	177,373
#*Spero Therapeutics, Inc.	25,050	439,878
#*Springworks Therapeutics, Inc.	4,243	284,536
*STAAR Surgical Co.	41,347	4,897,966
*Stereotaxis, Inc.	5,314	31,353

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
STERIS PLC	28,086	$6,564,822
*Stoke Therapeutics, Inc.	2,565	58,559
*SunLink Health Systems, Inc.	5,803	13,927
*Supernus Pharmaceuticals, Inc.	86,081	2,569,518
#*Surface Oncology, Inc.	1,412	10,477
#*Surgery Partners, Inc.	101,389	4,171,143
*Surmodics, Inc.	31,105	1,731,304
*Sutro Biopharma, Inc.	29,455	593,813
*Syndax Pharmaceuticals, Inc.	66,184	1,287,279
*Synlogic, Inc.	10,740	27,494
#*Syros Pharmaceuticals, Inc.	12,346	50,989
*Tactile Systems Technology, Inc.	3,766	129,889
*Tandem Diabetes Care, Inc.	10,933	1,490,496
*Taro Pharmaceutical Industries, Ltd.	3,148	174,934
*Tempest Therapeutics, Inc.	800	9,376
*Tenet Healthcare Corp.	179,446	12,859,100
#*Tivity Health, Inc.	39,391	985,563
*TransMedics Group, Inc.	28,957	794,291
*Travere Therapeutics, Inc.	68,158	1,963,632
#*Tricida, Inc.	5,306	24,248
*Triple-S Management Corp., Class B	47,785	1,686,333
*Turning Point Therapeutics, Inc.	170	7,069
#*Twist Bioscience Corp.	6,900	819,720
*Ultragenyx Pharmaceutical, Inc.	20,794	1,745,032
*United Therapeutics Corp.	18,640	3,555,766
US Physical Therapy, Inc.	30,258	3,263,628
*Utah Medical Products, Inc.	9,480	917,948
*Vanda Pharmaceuticals, Inc.	111,326	1,905,901
*Vapotherm, Inc.	2,300	52,601
*Varex Imaging Corp.	54,958	1,475,622
*VBI Vaccines, Inc.	3,607	10,460
*Venus Concept, Inc.	15,228	28,933
*Verastem, Inc.	237,350	617,110
#*Vericel Corp.	41,459	1,907,943
*ViewRay, Inc.	112,854	824,963
#*Viking Therapeutics, Inc.	103,887	604,622
*Vir Biotechnology, Inc.	36,081	1,361,336
*Viveve Medical, Inc.	10,154	21,628
*Vocera Communications, Inc.	46,081	2,607,263
*Xencor, Inc.	48,029	1,900,027
*Xenon Pharmaceuticals, Inc.	68,943	2,147,574
*Xeris Biopharma Holdings, Inc.	39,114	72,752
*XOMA Corp.	1,200	30,000
*Yield10 Bioscience, Inc.	1,700	10,149
*y-Mabs Therapeutics, Inc.	22,185	544,864
#*Zogenix, Inc.	62,428	957,021
*Zynerba Pharmaceuticals, Inc.	1,209	4,630

TOTAL HEALTH CARE		506,058,881

INDUSTRIALS (20.2%)
*AAON, Inc.	101,888	7,300,275
*AAR Corp.	58,274	2,061,151
ABM Industries, Inc.	123,147	5,419,699
*Acacia Research Corp.	41,499	237,789
ACCO Brands Corp.	183,970	1,521,432
Acme United Corp.	8,337	308,469

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
#Acuity Brands, Inc.	5,539	$1,137,877
ADT, Inc.	11,308	94,422
Advanced Drainage Systems, Inc.	56,426	6,364,853
Aerojet Rocketdyne Holdings, Inc.	116,931	5,146,133
*AeroVironment, Inc.	57,266	5,102,973
*AGCO Corp.	8,119	992,223
Air Lease Corp.	81,226	3,253,101
*Air T, Inc.	600	16,014
#*Air Transport Services Group, Inc.	137,863	3,431,410
Alamo Group, Inc.	28,092	4,247,510
*Alaska Air Group, Inc.	5,224	275,827
Albany International Corp.	59,291	4,781,819
*Allegiant Travel Co.	28,428	4,982,576
*Allied Motion Technologies, Inc.	37,131	1,305,155
Allison Transmission Holdings, Inc.	18,599	620,463
Altra Industrial Motion Corp.	30,148	1,572,218
*Ameresco, Inc., Class A	45,289	3,719,586
#*American Superconductor Corp.	7,900	145,202
*American Woodmark Corp.	33,931	2,332,417
*API Group Corp.	9,638	209,916
Apogee Enterprises, Inc.	61,695	2,586,871
Applied Industrial Technologies, Inc.	74,344	7,247,053
ARC Document Solutions, Inc.	422	1,279
ArcBest Corp.	61,163	5,495,496
Arcosa, Inc.	19,971	1,033,100
Argan, Inc.	39,771	1,640,951
*Armstrong Flooring, Inc.	28,886	82,036
Armstrong World Industries, Inc.	68,209	7,206,281
*ASGN, Inc.	105,213	12,589,788
*Astec Industries, Inc.	59,416	3,171,626
*Astronics Corp.	24,522	316,334
*Astronics Corp., Class B	8,090	103,107
*Atkore, Inc.	53,784	5,084,202
*Atlas Air Worldwide Holdings, Inc., Class A	43,194	3,503,897
*Avis Budget Group, Inc.	85,979	14,901,020
*Axon Enterprise, Inc.	3,929	707,063
*Azek Co., Inc. (The)	2,824	103,613
AZZ, Inc.	49,429	2,626,163
*Barnes Group, Inc.	96,795	4,059,582
*Barrett Business Services, Inc.	19,716	1,616,712
*Beacon Roofing Supply, Inc.	96,683	5,111,630
BGSF, Inc.	7,037	84,655
*Blue Bird Corp.	37,626	737,846
*BlueLinx Holdings, Inc.	1,021	48,630
Boise Cascade Co.	86,560	4,901,027
*Brady Corp., Class A	92,354	4,810,720
*BrightView Holdings, Inc.	13,663	216,695
*Brink’s Co. (The)	61,736	4,252,376
*Builders FirstSource, Inc.	315,867	18,405,570
BWX Technologies, Inc.	4,702	266,791
*CACI International, Inc., Class A	20,147	5,795,083
CAI International, Inc.	32,981	1,844,627
*Casella Waste Systems, Inc.	104,820	9,089,990
*CBIZ, Inc.	128,957	4,734,011
*CECO Environmental Corp.	76,193	524,208
*Chart Industries, Inc.	58,714	10,422,909
*Chicago Rivet & Machine Co.	498	13,396

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Cimpress PLC	36,838	$3,290,370
*CIRCOR International, Inc.	27,414	782,396
*Civeo Corp.	5,545	125,151
*Clean Harbors, Inc.	83,777	9,428,264
*Colfax Corp.	135,695	7,004,576
*Columbus McKinnon Corp.	46,326	2,189,830
*Comfort Systems USA, Inc.	84,812	7,757,754
*Commercial Vehicle Group, Inc.	22,184	222,727
CompX International, Inc.	2,107	45,511
*Construction Partners, Inc., Class A	12,386	441,065
#*Copa Holdings SA, Class A	28,773	2,128,051
*Cornerstone Building Brands, Inc.	65,508	937,419
Costamare, Inc.	95,116	1,275,506
Covanta Holding Corp.	166,810	3,366,226
*Covenant Logistics Group, Inc.	27,793	789,321
CRA International, Inc.	20,088	2,206,064
*Crane Co.	14,754	1,523,793
CSW Industrials, Inc.	28,494	3,949,838
*Curtiss-Wright Corp.	28,341	3,618,579
*Daseke, Inc.	6,820	64,449
*Deluxe Corp.	33,010	1,177,467
Douglas Dynamics, Inc.	64,147	2,713,418
*Ducommun, Inc.	24,516	1,186,329
*Dxp Enterprises, Inc.	32,352	1,066,322
*Dycom Industries, Inc.	72,801	5,781,855
*Eastern Co. (The)	9,151	219,899
*Echo Global Logistics, Inc.	72,397	3,491,707
EMCOR Group, Inc.	86,972	10,566,228
*Encore Wire Corp.	42,594	5,710,152
*Energy Recovery, Inc.	11,705	237,846
Enerpac Tool Group Corp.	111,853	2,336,609
EnerSys	75,581	6,049,503
#Eneti, Inc.	9,326	132,149
#Ennis, Inc.	58,519	1,108,350
EnPro Industries, Inc.	43,440	3,894,830
*ESCO Technologies, Inc.	42,846	3,623,058
*Espey Mfg. & Electronics Corp.	2,550	38,582
*EVI Industries, Inc.	837	26,366
*Evoqua Water Technologies Corp.	20,536	859,021
*ExOne Co. (The)	1,980	45,580
Exponent, Inc.	86,244	9,900,811
*Federal Signal Corp.	150,258	6,432,545
Flowserve Corp.	23,390	786,372
*Fluor Corp.	7,217	140,298
*Forrester Research, Inc.	45,846	2,441,300
*Forward Air Corp.	57,976	5,830,067
*Franklin Covey Co.	37,956	1,603,641
*Franklin Electric Co., Inc.	92,766	8,013,127
#*FreightCar America, Inc.	15,012	62,900
*FTI Consulting, Inc.	73,465	10,573,083
#*Fuelcell Energy, Inc.	2,936	23,459
*Gates Industrial Corp. PLC	13,793	226,757
*GATX Corp.	68,141	6,463,174
Genco Shipping & Trading, Ltd.	64,131	1,101,129
*Gencor Industries, Inc.	30,515	340,547
*Generac Holdings, Inc.	27,660	13,790,170

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Gibraltar Industries, Inc.	66,751	$4,349,495
Global Industrial Co.	67,876	2,754,408
*GMS, Inc.	48,759	2,415,033
*Gorman-Rupp Co. (The)	65,351	2,778,725
*GrafTech International, Ltd.	77,673	831,101
*Graham Corp.	18,580	236,152
Granite Construction, Inc.	61,997	2,301,329
*Great Lakes Dredge & Dock Corp.	148,759	2,264,112
*Greenbrier Cos., Inc. (The)	64,062	2,627,823
*Griffon Corp.	91,318	2,419,014
*H&E Equipment Services, Inc.	90,065	4,060,130
*Harsco Corp.	52,649	900,298
*Hawaiian Holdings, Inc.	130,515	2,525,465
#*Healthcare Services Group, Inc.	71,060	1,363,641
Heartland Express, Inc.	50,244	820,485
*Heidrick & Struggles International, Inc.	55,731	2,612,669
Helios Technologies, Inc.	51,944	4,729,501
Herc Holdings, Inc.	46,665	8,494,897
*Heritage-Crystal Clean, Inc.	33,430	1,159,018
*Herman Miller, Inc.	112,487	4,377,994
*Hexcel Corp.	14,640	830,674
*Hill International, Inc.	1,172	2,391
Hillenbrand, Inc.	42,861	1,948,461
*HNI Corp.	64,001	2,393,637
*Hub Group, Inc., Class A	62,554	4,914,868
*Hudson Technologies, Inc.	3,891	13,774
*Hurco Cos., Inc.	18,614	604,024
*Huron Consulting Group, Inc., Class A	44,554	2,234,829
*Huttig Building Products, Inc.	680	4,862
*Hyster-Yale Materials Handling, Inc.	17,600	845,504
*IAA, Inc.	702	41,874
ICF International, Inc.	46,480	4,670,775
*IES Holdings, Inc., Class A	36,062	1,797,691
Innovative Solutions and Support, Inc.	19,757	133,557
Insperity, Inc.	60,901	7,612,625
Insteel Industries, Inc.	39,789	1,618,219
*Interface, Inc.	120,672	1,732,850
ITT, Inc.	6,200	583,234
*JELD-WEN Holding, Inc.	79,277	2,172,983
*JetBlue Airways Corp.	68,083	955,204
John Bean Technologies Corp., Class A	62,100	9,175,275
Kadant, Inc.	23,649	5,252,916
*Kaman Corp.	41,570	1,487,790
*KAR Auction Services, Inc.	31,083	455,988
#KBR, Inc.	229,643	9,746,049
*Kelly Services, Inc., Class A	46,277	834,374
*Kennametal, Inc.	139,925	5,562,019
*Kforce, Inc.	58,229	3,770,910
*Kimball International, Inc., Class B	77,230	839,490
*Kirby Corp.	66,864	3,504,342
Korn Ferry	115,839	8,943,929
*Kratos Defense & Security Solutions, Inc.	234,300	5,011,677
*L B Foster Co., Class A	21,876	348,485
*Landstar System, Inc.	46,767	8,222,106
*Lawson Products, Inc.	22,868	1,159,408
*Lindsay Corp.	17,791	2,591,615
*LiqTech International, Inc.	2,400	12,696

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
LSI Industries, Inc.	86,912	$646,625
Macquarie Infrastructure Holdings LLC	46,728	172,426
*Manitex International, Inc.	12,718	82,285
*Manitowoc Co., Inc. (The)	79,042	1,693,870
ManpowerGroup, Inc.	7,952	768,561
*ManTech International Corp., Class A	47,911	4,130,886
Marten Transport, Ltd.	192,048	3,193,758
*Masonite International Corp.	22,634	2,716,306
*MasTec, Inc.	131,255	11,698,758
*Mastech Digital, Inc.	1,100	20,394
*Matrix Service Co.	53,980	552,215
Matson, Inc.	81,330	6,773,162
*Matthews International Corp., Class A	35,650	1,225,291
Maxar Technologies, Inc.	10,147	269,403
McGrath RentCorp.	42,617	3,074,390
*Mercury Systems, Inc.	68,149	3,512,399
*Meritor, Inc.	189,646	4,615,984
*Mesa Air Group, Inc.	18,331	138,216
*Middleby Corp. (The)	11,400	2,079,816
*Miller Industries, Inc.	25,962	938,267
*Mistras Group, Inc.	25,870	254,043
*Moog, Inc., Class A	42,799	3,232,608
*MRC Global, Inc.	82,739	686,734
*MSA Safety, Inc.	45,473	6,958,733
*MSC Industrial Direct Co., Inc.	6,123	514,761
*Mueller Industries, Inc.	116,969	6,157,248
*Mueller Water Products, Inc., Class A	370,942	6,087,158
*MYR Group, Inc.	42,474	4,338,719
National Presto Industries, Inc.	11,954	993,975
Nielsen Holdings PLC	692	14,013
*NN, Inc.	45,717	228,128
*Northwest Pipe Co.	25,726	611,250
*NOW, Inc.	146,454	1,057,398
*NV5 Global, Inc.	31,642	3,294,881
nVent Electric PLC	65,465	2,320,734
Omega Flex, Inc.	19,850	2,873,486
*Orion Energy Systems, Inc.	3,292	13,464
*Orion Group Holdings, Inc.	58,599	260,766
*Oshkosh Corp.	4,708	503,756
*PAM Transportation Services, Inc.	23,973	1,482,011
Pangaea Logistics Solutions, Ltd.	1,518	6,861
Park Aerospace Corp.	28,805	377,057
*Park-Ohio Holdings Corp.	31,873	743,278
*Parsons Corp.	3,630	125,743
Patriot Transportation Holding, Inc.	5,218	79,992
*Performant Financial Corp.	3,065	9,226
*Perma-Pipe International Holdings, Inc.	1,287	11,004
*PGT Innovations, Inc.	143,145	3,056,146
*Pitney Bowes, Inc.	173,195	1,201,973
#*Polar Power, Inc.	13,887	70,546
*Powell Industries, Inc.	23,104	597,469
Preformed Line Products Co.	7,374	511,756
Primoris Services Corp.	78,714	2,121,342
#*Quad/Graphics, Inc.	49,056	193,281
Quanex Building Products Corp.	67,441	1,397,378
*Quest Resource Holding Corp.	673	3,917

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Radiant Logistics, Inc.	101,613	$683,855
*Raven Industries, Inc.	52,211	3,018,840
*RBC Bearings, Inc.	39,899	9,333,573
*RCM Technologies, Inc.	16,100	96,117
*Red Violet, Inc.	1,608	51,215
*Regal Rexnord Corp.	122,112	18,601,321
*Resideo Technologies, Inc.	72,017	1,775,939
Resources Connection, Inc.	66,960	1,165,774
REV Group, Inc.	34,626	523,199
*Rush Enterprises, Inc., Class A	73,304	3,817,672
*Rush Enterprises, Inc., Class B	26,695	1,380,398
*Ryder System, Inc.	3,894	330,795
*Saia, Inc.	61,117	19,107,619
Schneider National, Inc., Class B	12,548	312,947
Science Applications International Corp.	29,620	2,659,284
*Servotronics, Inc.	941	10,643
*Shyft Group, Inc. (The)	93,349	3,846,912
*Sifco Industries, Inc.	4,994	38,304
*Simpson Manufacturing Co., Inc.	86,351	9,160,978
*SiteOne Landscape Supply, Inc.	8,492	1,995,280
*SkyWest, Inc.	63,196	2,719,324
*SP Plus Corp.	51,459	1,659,553
*Spirit AeroSystems Holdings, Inc., Class A	2,232	92,159
*Spirit Airlines, Inc.	1,690	36,926
*SPX Corp.	59,502	3,456,471
SPX FLOW, Inc.	78,376	5,855,471
*Standex International Corp.	31,352	3,488,537
Steelcase, Inc., Class A	90,013	1,071,155
*Stericycle, Inc.	22,348	1,495,528
*Sterling Construction Co., Inc.	73,974	1,778,335
*Sunrun, Inc.	102,982	5,940,002
*Team, Inc.	25,687	62,163
Tecnoglass, Inc.	8,551	246,953
Tennant Co.	37,867	3,008,912
*Terex Corp.	122,060	5,468,288
#Tetra Tech, Inc.	64,747	11,373,458
*Textainer Group Holdings, Ltd.	65,534	2,574,831
*Thermon Group Holdings, Inc.	51,138	883,665
*Timken Co. (The)	125,688	8,917,564
*Titan International, Inc.	34,244	247,242
*Titan Machinery, Inc.	45,462	1,292,030
*TPI Composites, Inc.	44,376	1,492,365
*Transcat, Inc.	10,598	793,578
*Trex Co., Inc.	56,057	5,964,465
*TriMas Corp.	81,346	2,712,889
*TriNet Group, Inc.	69,342	7,020,878
Trinity Industries, Inc.	80,196	2,249,498
Triton International, Ltd.	131,238	8,161,691
*TrueBlue, Inc.	77,762	2,165,672
*Tutor Perini Corp.	35,272	480,405
*Twin Disc, Inc.	20,090	272,822
UFP Industries, Inc.	121,049	9,905,440
*Ultralife Corp.	33,700	210,962
*UniFirst Corp.	28,167	5,575,939
*Univar Solutions, Inc.	26,723	683,574
Universal Logistics Holdings, Inc.	31,071	654,977
*Upwork, Inc.	11,894	560,445

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*US Ecology, Inc.	44,514	$1,432,906
*US Xpress Enterprises, Inc., Class A	3,486	26,389
*USA Truck, Inc.	21,291	410,278
*Valmont Industries, Inc.	32,422	7,747,561
*Vectrus, Inc.	29,127	1,410,621
*Veritiv Corp.	32,709	3,508,694
*Viad Corp.	39,842	1,767,790
*Vicor Corp.	26,713	4,049,424
*Vidler Water Resources, Inc.	22,219	274,627
*Virco MFG. Corp.	1,169	3,881
*VSE Corp.	17,884	993,456
*Wabash National Corp.	111,489	1,731,424
*Watts Water Technologies, Inc., Class A	49,997	9,500,430
*Welbilt, Inc.	171,798	4,064,741
#*Werner Enterprises, Inc.	141,721	6,422,796
*WESCO International, Inc.	34,495	4,469,172
*Willdan Group, Inc.	9,014	301,338
*Willis Lease Finance Corp.	11,646	471,779
*WillScot Mobile Mini Holdings Corp.	223,394	7,762,942
Zurn Water Solutions Corp.	164,046	5,951,589

TOTAL INDUSTRIALS		888,591,301

INFORMATION TECHNOLOGY (13.3%)
*3D Systems Corp.	41,324	1,163,684
*A10 Networks, Inc.	42,348	791,484
*ACI Worldwide, Inc.	187,695	5,758,483
*ACM Research, Inc., Class A	4,631	491,673
ADTRAN, Inc.	115,374	2,132,112
*Advanced Energy Industries, Inc.	81,399	7,474,056
*Aehr Test Systems	13,183	298,199
*Agilysys, Inc.	55,194	2,633,858
*Airgain, Inc.	16,753	188,136
*Alarm.com Holdings, Inc.	74,450	6,273,157
*Alithya Group, Inc., Class A	14,711	40,602
*Alliance Data Systems Corp.	9,026	769,467
*Alpha & Omega Semiconductor, Ltd.	55,469	1,922,001
*Altair Engineering, Inc., Class A	23,393	1,819,741
#*Alteryx, Inc., Class A	2,067	151,284
*Ambarella, Inc.	35,953	6,681,146
*American Software, Inc., Class A	76,699	2,218,902
*Amkor Technology, Inc.	460,154	10,086,576
*Amtech Systems, Inc.	34,855	523,522
#*Appfolio, Inc., Class A	11,606	1,528,394
#*Applied Optoelectronics, Inc.	1,520	11,628
*Arlo Technologies, Inc.	93,991	648,538
*Arrow Electronics, Inc.	4,100	474,575
*AstroNova, Inc.	8,147	134,426
*Asure Software, Inc.	11,981	115,736
*Autoscope Technologies Corp.	700	4,788
*Avaya Holdings Corp.	37,982	707,225
*Aviat Networks, Inc.	10,002	286,057
*Avid Technology, Inc.	115,254	3,300,875
*Avnet, Inc.	28,646	1,091,699
*Aware, Inc.	34,012	119,722
*Axcelis Technologies, Inc.	88,880	4,882,178
*AXT, Inc.	104,435	853,234

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Badger Meter, Inc.	58,594	$5,991,236
*Bel Fuse, Inc.	890	13,274
*Bel Fuse, Inc., Class B	16,178	225,198
*Belden, Inc.	64,440	3,879,932
Benchmark Electronics, Inc.	76,070	1,773,192
*Benefitfocus, Inc.	9,461	103,693
BK Technologies Corp.	15,768	46,516
#*Blackbaud, Inc.	57,946	4,114,745
*BM Technologies, Inc.	9,175	82,024
*Bottomline Technologies DE, Inc.	38,415	1,778,615
*Box, Inc., Class A	64,736	1,672,131
*Bridgeline Digital, Inc.	4,407	14,984
*Brightcove, Inc.	18,799	186,486
*Brooks Automation, Inc.	108,343	12,616,542
*CalAmp Corp.	84,427	812,188
*Calix, Inc.	162,383	10,163,552
*Cambium Networks Corp.	1,215	34,287
*Cantaloupe, Inc.	2,501	31,263
*Casa Systems, Inc.	11,868	75,124
Cass Information Systems, Inc.	34,099	1,397,718
CDK Global, Inc.	4,265	185,613
#*Cerence, Inc.	1,062	111,648
*CEVA, Inc.	54,275	2,475,483
*ChannelAdvisor Corp.	37,556	958,054
*Cirrus Logic, Inc.	122,804	9,923,791
*Clearfield, Inc.	37,963	2,144,530
CMC Materials, Inc.	46,501	5,969,333
*Cognyte Software, Ltd.	55,164	1,098,315
*Coherent, Inc.	17,967	4,570,805
*Cohu, Inc.	89,257	2,859,794
*CommScope Holding Co., Inc.	64,653	692,434
*CommVault Systems, Inc.	57,749	3,551,563
*Computer Task Group, Inc.	34,141	264,934
Comtech Telecommunications Corp.	61,240	1,320,947
Concentrix Corp.	40,677	7,227,489
*Conduent, Inc.	165,191	1,115,039
*Consensus Cloud Solutions, Inc.	19,109	1,210,173
CSG Systems International, Inc.	69,813	3,494,141
*CSP, Inc.	2,788	23,754
*CTS Corp.	70,239	2,501,913
*Cyberoptics Corp.	19,213	802,335
*Daktronics, Inc.	64,129	355,916
*Digi International, Inc.	65,704	1,415,921
#*Digimarc Corp.	253	12,784
*Digital Turbine, Inc.	44,302	3,812,630
*Diodes, Inc.	94,358	9,066,860
*DSP Group, Inc.	59,772	1,313,191
*Duck Creek Technologies, Inc.	4,528	142,632
*DXC Technology Co.	9,473	308,536
#*DZS, Inc.	3,568	38,891
#*Ebix, Inc.	49,249	1,615,860
*EchoStar Corp., Class A	14,789	346,950
*eGain Corp.	59,222	611,171
*EMCORE Corp.	61,611	460,850
*Enphase Energy, Inc.	24,780	5,739,791
Entegris, Inc.	3,677	517,648
*Envestnet, Inc.	49,262	4,113,377

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*ePlus, Inc.	34,951	$3,864,532
*Euronet Worldwide, Inc.	1,681	188,591
*Everbridge, Inc.	1,346	214,431
EVERTEC, Inc.	95,557	4,320,132
*Evo Payments, Inc., Class A	848	18,385
*ExlService Holdings, Inc.	68,717	8,426,766
*Extreme Networks, Inc.	15,075	148,187
*Fabrinet	76,436	7,337,856
*FARO Technologies, Inc.	40,939	3,011,882
#*First Solar, Inc.	17,952	2,146,880
*Flex, Ltd.	12,349	208,698
*FormFactor, Inc.	162,869	6,478,929
*Frequency Electronics, Inc.	13,949	139,351
#*fuboTV, Inc.	60,261	1,796,380
#*Genasys, Inc.	9,541	48,468
#*Globant SA	14,348	4,579,738
*GreenSky, Inc., Class A	8,700	106,488
*Grid Dynamics Holdings, Inc.	24,859	714,696
*GSI Technology, Inc.	44,714	232,066
*GTY Technology Holdings, Inc.	12,625	95,950
#*Hackett Group, Inc. (The)	76,769	1,622,897
*Harmonic, Inc.	275,669	2,500,318
*I3 Verticals, Inc., Class A	9,104	203,839
*Ichor Holdings, Ltd.	56,037	2,449,938
*Identiv, Inc.	2,200	42,152
*II-VI, Inc.	44,242	2,677,083
*Immersion Corp.	30,607	244,550
#*Impinj, Inc.	9,200	641,424
*Infinera Corp.	178,481	1,354,671
Information Services Group, Inc.	24,776	201,924
*Innodata, Inc.	7,543	80,107
*Insight Enterprises, Inc.	67,172	6,361,188
InterDigital, Inc.	68,598	4,592,636
*International Money Express, Inc.	5,733	95,970
*inTEST Corp.	21,713	240,363
*Intevac, Inc.	60,418	282,152
*Issuer Direct Corp.	1,772	45,133
*Iteris, Inc.	37,350	200,196
*Itron, Inc.	62,463	4,857,748
*Jabil, Inc.	23,277	1,395,689
#*Jamf Holding Corp.	11,754	560,078
*Key Tronic Corp.	24,700	159,315
*Kimball Electronics, Inc., Class B	52,089	1,497,559
#*Knowles Corp.	197,715	4,120,381
*Kopin Corp.	1,269	6,650
*Kulicke & Soffa Industries, Inc.	115,947	6,608,979
*KVH Industries, Inc.	43,383	445,110
*Lantronix, Inc.	47,350	459,295
*Lattice Semiconductor Corp.	243,698	16,922,389
#*Limelight Networks, Inc.	168,244	501,367
*Littelfuse, Inc.	23,147	6,817,949
*LiveRamp Holdings, Inc.	138,368	7,404,072
*Lumentum Holdings, Inc.	39,865	3,292,052
#*Luna Innovations, Inc.	36,993	360,312
*MACOM Technology Solutions Holdings, Inc.	23,413	1,634,696
*MagnaChip Semiconductor Corp.	30,435	577,048

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Mandiant, Inc.	86,897	$1,515,484
*Manhattan Associates, Inc.	36,742	6,670,143
#*Marin Software, Inc.	30,799	194,034
Marvell Technology, Inc.	35,528	2,433,668
*Maximus, Inc.	18,308	1,548,308
*MaxLinear, Inc.	107,392	6,765,696
Methode Electronics, Inc.	84,520	3,555,756
*Mimecast, Ltd.	51,213	3,863,509
*Mitek Systems, Inc.	63,771	1,200,808
*Model N, Inc.	8,929	289,389
*Momentive Global, Inc.	16,525	378,753
*MoneyGram International, Inc.	5,943	35,480
*N-Able, Inc.	1,007	13,393
*Napco Security Technologies, Inc.	46,030	2,207,599
*National Instruments Corp.	47,358	2,011,294
*NCR Corp.	74,712	2,954,112
*NeoPhotonics Corp.	130,276	1,318,393
*NETGEAR, Inc.	68,449	1,973,385
*NetScout Systems, Inc.	139,200	3,766,752
*NetSol Technologies, Inc.	2,874	12,990
Network-1 Technologies, Inc.	10,978	30,848
*New Relic, Inc.	12,918	1,048,425
*nLight, Inc.	1,119	31,466
*Novanta, Inc.	68,725	11,859,186
NVE Corp.	8,348	567,414
#*One Stop Systems, Inc.	6,129	30,706
*OneSpan, Inc.	94,324	1,926,096
*Onto Innovation, Inc.	127,461	10,096,186
*Optical Cable Corp.	3,533	13,637
*OSI Systems, Inc.	37,675	3,507,919
*Pagerduty, Inc.	13,542	565,379
#*Par Technology Corp.	21,837	1,371,800
PC Connection, Inc.	59,229	2,727,495
PCTEL, Inc.	20,526	118,230
*PDF Solutions, Inc.	67,628	1,591,287
*Perficient, Inc.	76,133	9,410,039
*PFSweb, Inc.	40,298	523,874
#*Photronics, Inc.	158,936	2,064,579
*Pixelworks, Inc.	81,383	332,856
*Plantronics, Inc.	5,147	137,734
*Plexus Corp.	75,362	6,580,610
*Power Integrations, Inc.	109,590	11,310,784
*Powerfleet, Inc.	12,160	84,147
*Progress Software Corp.	103,825	5,337,643
*Pure Storage, Inc., Class A	20,650	554,659
*Q2 Holdings, Inc.	788	61,826
Qad, Inc.	4,173	364,762
QAD, Inc., Class A	24,107	2,112,737
*Qualys, Inc.	33,701	4,195,100
*Rambus, Inc.	241,632	5,622,777
*RF Industries, Ltd.	18,031	137,216
*Ribbon Communications, Inc.	157,206	859,917
*Richardson Electronics, Ltd.	23,057	251,552
*Rimini Street, Inc.	16,752	174,388
*Rogers Corp.	37,593	7,560,704
*Sailpoint Technologies Holdings, Inc.	56,670	2,719,027
*Sanmina Corp.	155,473	5,869,106

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Sapiens International Corp. NV	13,263	$463,277
*ScanSource, Inc.	49,134	1,758,015
*SecureWorks Corp., Class A	3,900	71,838
*Semtech Corp.	85,141	7,239,539
*ShotSpotter, Inc.	7,519	292,564
*SigmaTron International, Inc.	2,576	22,669
*Silicon Laboratories, Inc.	57,733	10,897,681
*SiTime Corp.	244	64,633
*SMART Global Holdings, Inc.	50,793	2,715,394
*Smith Micro Software, Inc.	19,158	109,201
*Socket Mobile, Inc.	11,259	69,918
*SolarEdge Technologies, Inc.	18,142	6,434,605
#SolarWinds Corp.	2,336	37,610
*SPS Commerce, Inc.	30,407	4,644,061
*Squarespace, Inc., Class A	116	4,517
*StarTek, Inc.	37,813	207,972
#*Stratasys, Ltd.	3,513	110,800
#*SunPower Corp.	2,670	89,872
*Super Micro Computer, Inc.	31,332	1,108,839
#Switch, Inc., Class A	48,941	1,237,228
*Synaptics, Inc.	66,325	12,904,855
*Synchronoss Technologies, Inc.	5,625	14,850
SYNNEX Corp.	40,889	4,293,345
*Teledyne Technologies, Inc.	471	211,583
*Teradata Corp.	96,068	5,433,606
*Tessco Technologies, Inc.	13,243	69,393
*TransAct Technologies, Inc.	19,887	280,804
*TSR, Inc.	27	285
TTEC Holdings, Inc.	84,893	8,013,050
*TTM Technologies, Inc.	193,096	2,556,591
#*Tucows, Inc., Class A	83	6,831
#*Turtle Beach Corp.	25,475	732,661
*Ultra Clean Holdings, Inc.	104,864	5,198,108
*Unisys Corp.	124,248	3,177,021
*Upland Software, Inc.	26,559	886,274
*Usio, Inc.	2,695	17,113
#*Varonis Systems, Inc.	19,146	1,239,512
*Veeco Instruments, Inc.	126,670	3,076,814
*Verint Systems, Inc.	90,937	4,237,664
#*Verra Mobility Corp.	25,068	373,012
*Viasat, Inc.	39,559	2,361,277
*Viavi Solutions, Inc.	188,433	2,901,868
*Vishay Intertechnology, Inc.	244,793	4,704,921
*Vishay Precision Group, Inc.	23,970	817,137
*Vonage Holdings Corp.	467,823	7,541,307
*Vontier Corp.	18,056	610,834
*Wayside Technology Group, Inc.	8,842	235,109
#*Wolfspeed, Inc.	7,301	876,923
Xerox Holdings Corp.	52,782	939,520
Xperi Holding Corp.	155,908	2,793,871
*Ziff Davis, Inc.	57,848	7,420,163
*Zix Corp.	56,021	474,498

TOTAL INFORMATION TECHNOLOGY		584,942,680

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (5.7%)
*Advanced Emissions Solutions, Inc.	14,444	$98,075
*AdvanSix, Inc.	40,577	1,972,042
*AgroFresh Solutions, Inc.	9,500	19,285
Alcoa Corp.	122,665	5,636,457
*Allegheny Technologies, Inc.	146,558	2,359,584
*Alpha Metallurgical Resources, Inc.	10,459	646,262
American Vanguard Corp.	60,394	940,938
*Arconic Corp.	3,221	94,762
*Ardagh Metal Packaging SA	26,537	261,389
*Ashland Global Holdings, Inc.	48,139	4,621,825
Avient Corp.	143,059	7,708,019
*Axalta Coating Systems, Ltd.	8,878	276,905
Balchem Corp.	52,026	7,964,660
*Cabot Corp.	91,365	4,874,323
Caledonia Mining Corp. PLC	592	7,335
#Carpenter Technology Corp.	75,708	2,337,863
*Century Aluminum Co.	189,543	2,503,863
Chase Corp.	20,234	1,942,464
*Chemours Co. (The)	66,194	1,854,756
#*Clearwater Paper Corp.	33,661	1,408,040
*Coeur Mining, Inc.	405,783	2,568,606
#Commercial Metals Co.	237,532	7,643,780
Compass Minerals International, Inc.	68,081	4,466,114
*Core Molding Technologies, Inc.	24,525	269,775
*Domtar Corp.	98,438	5,373,730
Eagle Materials, Inc.	24,433	3,624,880
Ecovyst, Inc.	26,641	311,167
Element Solutions, Inc.	419,949	9,537,042
*Ferro Corp.	148,485	3,121,155
#*Ferroglobe PLC	46,676	309,462
*Forterra, Inc.	33,623	800,900
Fortitude Gold Corp.	39,179	266,025
Friedman Industries, Inc.	8,235	113,314
FutureFuel Corp.	52,574	371,172
*GCP Applied Technologies, Inc.	58,834	1,330,237
Glatfelter Corp.	73,236	1,203,267
Gold Resource Corp.	100,579	185,065
*Graphic Packaging Holding Co.	260,783	5,197,405
Greif, Inc., Class A	51,176	3,310,064
Greif, Inc., Class B	4,594	299,804
*Hawkins, Inc.	53,981	1,979,483
*Haynes International, Inc.	26,958	1,081,825
HB Fuller Co.	103,795	7,318,585
*Hecla Mining Co.	806,961	4,664,235
*Huntsman Corp.	70,836	2,307,837
#*Ikonics Corp.	416	11,041
*Ingevity Corp.	58,371	4,547,685
Innospec, Inc.	51,232	4,642,132
*Intrepid Potash, Inc.	21,188	1,032,067
Kaiser Aluminum Corp.	33,977	3,300,526
*Koppers Holdings, Inc.	40,470	1,420,092
*Kraton Corp.	62,153	2,837,284
Kronos Worldwide, Inc.	101,166	1,318,193
#*Livent Corp.	118,469	3,343,195
*Louisiana-Pacific Corp.	216,002	12,728,998
*LSB Industries, Inc.	996	8,894
*Materion Corp.	43,567	3,144,666
*Mercer International, Inc.	127,730	1,375,652

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (Continued)
*Minerals Technologies, Inc.	70,257	$4,984,032
Mosaic Co. (The)	20,757	862,868
*Myers Industries, Inc.	96,349	1,982,862
*Neenah, Inc.	42,546	2,150,275
*NewMarket Corp.	2,226	756,862
#Nexa Resources SA	960	8,112
*Northern Technologies International Corp.	17,386	265,136
*O-I Glass, Inc.	238,347	3,110,428
*Olin Corp.	215,263	12,265,686
Olympic Steel, Inc.	20,403	550,269
*Orion Engineered Carbons SA	12,316	231,541
#*Quaker Chemical Corp.	3,250	798,980
*Ramaco Resources, Inc.	3,731	69,359
*Ranpak Holdings Corp.	20,003	689,303
*Rayonier Advanced Materials, Inc.	132,771	953,296
Resolute Forest Products, Inc.	148,522	1,746,619
*Royal Gold, Inc.	8,293	821,173
*Ryerson Holding Corp.	68,965	1,817,917
*Schnitzer Steel Industries, Inc.	53,432	2,874,642
*Schweitzer-Mauduit International, Inc.	66,244	2,307,941
Sensient Technologies Corp.	81,347	7,776,773
*Silgan Holdings, Inc.	125,374	5,040,035
*Sonoco Products Co.	9,972	577,877
*Stepan Co.	45,838	5,501,477
*Summit Materials, Inc., Class A	168,729	6,015,189
SunCoke Energy, Inc.	129,085	931,994
*Synalloy Corp.	11,195	126,503
*TimkenSteel Corp.	79,134	1,103,919
*Trecora Resources	45,581	354,620
*Tredegar Corp.	44,670	538,720
Trinseo PLC	69,569	3,900,038
Tronox Holdings PLC, Class A	222,715	5,193,714
*UFP Technologies, Inc.	11,729	725,908
*United States Lime & Minerals, Inc.	14,128	1,744,525
#*United States Steel Corp.	149,704	3,950,689
*Universal Stainless & Alloy Products, Inc.	12,612	119,562
Valvoline, Inc.	106,152	3,604,922
*Venator Materials PLC	21,071	63,424
#Verso Corp., Class A	48,000	1,059,840
Warrior Met Coal, Inc.	61,005	1,462,290
*Worthington Industries, Inc.	121,905	6,621,880

TOTAL MATERIALS		250,555,401

REAL ESTATE (0.5%)
*AMREP Corp.	2,776	38,919
*CKX Lands, Inc.	702	8,238
*Cushman & Wakefield PLC	98,403	1,809,631
eXp World Holdings, Inc.	2,133	110,063
*Five Point Holdings LLC, Class A	25,625	188,600
*Forestar Group, Inc.	23,303	456,040
*FRP Holdings, Inc.	20,841	1,192,105
*Howard Hughes Corp. (The)	2,698	235,077
Indus Realty Trust, Inc.	3,961	276,082
*Kennedy-Wilson Holdings, Inc.	198,600	4,442,682
*Marcus & Millichap, Inc.	63,115	2,972,716
*Maui Land & Pineapple Co., Inc.	29,915	315,005

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
REAL ESTATE (Continued)
Newmark Group, Inc., Class A	72,716	$1,082,014
#*Rafael Holdings, Inc., Class B	40,549	306,550
Re/Max Holdings, Inc.	28,944	920,709
*Realogy Holdings Corp.	203,474	3,524,170
#*Redfin Corp.	10,932	561,249
RMR Group, Inc. (The), Class A	2,707	94,177
*St Joe Co. (The)	67,344	3,166,515
*Stratus Properties, Inc.	12,519	426,647
*Tejon Ranch Co.	38,260	696,715

TOTAL REAL ESTATE		22,823,904

UTILITIES (2.4%)
*ALLETE, Inc.	66,060	4,065,332
*American States Water Co.	67,366	6,119,527
*Artesian Resources Corp., Class A	20,232	813,731
Atlantica Sustainable Infrastructure PLC	61,124	2,405,229
Avista Corp.	113,876	4,533,404
*Black Hills Corp.	70,295	4,666,182
Brookfield Renewable Corp., Class A	17,234	713,660
*California Water Service Group	88,523	5,389,280
*Chesapeake Utilities Corp.	33,046	4,331,339
Clearway Energy, Inc., Class A	28,281	932,990
Clearway Energy, Inc., Class C	41,540	1,473,839
Consolidated Water Co., Ltd.	27,556	306,147
*Genie Energy, Ltd., Class B	49,603	245,535
*Global Water Resources, Inc.	1,127	21,323
*Hawaiian Electric Industries, Inc.	59,404	2,409,426
*IDACORP, Inc.	16,325	1,703,024
*MDU Resources Group, Inc.	39,463	1,212,698
MGE Energy, Inc.	53,973	4,096,011
*Middlesex Water Co.	36,314	3,998,898
National Fuel Gas Co.	33,667	1,933,496
*New Jersey Resources Corp.	152,364	5,760,883
Northwest Natural Holding Co.	47,196	2,128,068
*NorthWestern Corp.	82,290	4,679,009
OGE Energy Corp.	4,133	140,811
ONE Gas, Inc.	50,195	3,378,124
#*Ormat Technologies, Inc.	78,273	5,661,486
*Otter Tail Corp.	63,375	3,929,884
PNM Resources, Inc.	135,526	6,742,419
*Portland General Electric Co.	58,048	2,862,347
*Pure Cycle Corp.	4,192	65,772
Rgc Resources, Inc.	20,361	450,385
*SJW Group	40,902	2,696,260
South Jersey Industries, Inc.	99,213	2,258,088
#*Southwest Gas Holdings, Inc.	64,899	4,494,256
Spire, Inc.	76,209	4,782,877
*Sunnova Energy International, Inc.	1,781	79,361
*Unitil Corp.	31,538	1,316,712
Via Renewables, Inc.	21,692	241,866
York Water Co. (The)	33,024	1,582,510

TOTAL UTILITIES		104,622,189

TOTAL COMMON STOCKS (Cost $1,869,355,490)		4,283,676,227

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
PREFERRED STOCKS (0.0%)
COMMUNICATION SERVICES (0.0%)
*Liberty Broadband Corp.	8,904	252,874

CONSUMER DISCRETIONARY (0.0%)
Qurate Retail, Inc.	5,386	588,044

INDUSTRIALS (0.1%)
WESCO International, Inc., Series A	40,491	1,271,417

TOTAL PREFERRED STOCKS (Cost $1,570,729)		2,112,335

RIGHTS (0.0%)
COMMUNICATION SERVICES (0.0%)
*»Media General, Inc.	64,715	3,650

CONSUMER DISCRETIONARY (0.0%)
*»Zagg, Inc.	53,073	4,777

FINANCIALS (0.0%)
*»Newstar Financial, Inc.	112,900	11,470

HEALTH CARE (0.0%)
*»Achillion Pharmaceuticals	327,308	474,596
»Chinook Therapeutics, Inc.	13,304	23,814
»Elanco Animal Health, Inc.	105,700	—
*»Pfenex, Inc.	29,449	22,087
»Progenics Pharmaceuticals	60,482	21,169
*»Xeris Biopharma Holdings, Inc.	49,892	6,985

TOTAL HEALTH CARE (Cost $173,533)		548,651

TOTAL RIGHTS (Cost $178,310)		568,548

WARRANT (0.0%)
ENERGY (0.0%)
*Nabors Industries, Ltd. 6/11/2026	1,938	14,341

TOTAL WARRANT (Cost $–)		14,341

TOTAL INVESTMENT SECURITIES (Cost $1,871,104,529)		4,286,371,451

SECURITIES LENDING COLLATERAL (2.7%)
@§The DFA Short Term Investment Fund	10,161,013	117,557,837

TOTAL INVESTMENTS (Cost $1,988,662,366) — 100.0%		4,403,929,288

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

Dimensional U.S. Small Cap ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMON STOCKS (97.8%)
COMMUNICATION SERVICES (2.7%)
*»Actua Corp.	11,098	$—
*AMC Networks, Inc., Class A	69,735	2,774,756
ATN International, Inc.	45,555	1,857,733
*Ballantyne Strong, Inc.	31,115	93,656
*Beasley Broadcast Group, Inc.	1,884	4,427
*Boston Omaha Corp., Class A	14,433	511,650
*Cars.com, Inc.	238,846	3,109,775
#*Cinemark Holdings, Inc.	47,479	892,605
*comScore, Inc.	50,746	198,417
*Consolidated Communications Holdings, Inc.	322,586	2,387,136
*Cumulus Media, Inc.	11,682	145,090
*Dallasnews Corp.	4,658	32,327
*DHI Group, Inc.	152,023	714,508
*Emerald Holding, Inc.	11,460	46,413
*Entercom Communications Corp.	8,933	28,854
Entravision Communications Corp., Class A	144,365	1,150,589
EW Scripps Co. (The), Class A	307,657	5,722,420
*Fluent, Inc.	15,761	37,511
*Gaia, Inc.	1,626	15,772
*Gannett Co., Inc.	136,353	790,847
*Gray Television, Inc.	347,153	8,137,266
*Gray Television, Inc.	2,809	62,894
*Hemisphere Media Group, Inc.	51,832	572,744
*IDT Corp., Class B	32,125	1,553,886
*iHeartMedia, Inc., Class A	514	9,961
*IMAX Corp.	21,513	405,520
*Interpublic Group of Cos., Inc. (The)	183,962	6,727,490
*Iridium Communications, Inc.	232,722	9,436,877
John Wiley & Sons, Inc., Class A	136,632	7,401,355
*Liberty Latin America, Ltd., Class A	77,920	936,599
*Liberty Latin America, Ltd., Class C	227,134	2,732,422
*Liberty Media Corp.-Liberty Braves, Class A	8,976	274,396
*Liberty Media Corp.-Liberty Braves, Class C	21,234	631,075
*Liberty Media Corp.-Liberty Formula One, Class A	24,743	1,290,347
*Liberty Media Corp.-Liberty Formula One, Class C	127,046	7,089,167
*Liberty TripAdvisor Holdings, Inc., Class A	9,307	28,759
#*Lions Gate Entertainment Corp., Class A	306,985	3,975,456
*Lions Gate Entertainment Corp., Class B	375,297	4,248,362
#Lumen Technologies, Inc.	142,515	1,690,228
*Madison Square Garden Entertainment Corp.	11,726	826,331
#*Magnite, Inc.	64,660	1,747,760
#*Marcus Corp. (The)	111,734	2,074,900
*Meredith Corp.	49,184	2,864,476
News Corp., Class A	1,305,422	29,894,164
News Corp., Class B	632,908	14,278,404
Nexstar Media Group, Inc., Class A	109,975	16,488,552
*QuinStreet, Inc.	95,601	1,338,414
*Reading International, Inc.	6,238	177,471
*Reading International, Inc.	26,879	128,750
Saga Communications, Inc.	31,184	691,037
*Salem Media Group, Inc.	3,877	14,578
Scholastic Corp.	146,880	5,315,587
Shenandoah Telecommunications Co.	20,723	572,784
Spok Holdings, Inc.	50,399	518,606
*TechTarget, Inc.	1,541	145,332

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
TEGNA, Inc.	503,132	$9,891,575
Telephone and Data Systems, Inc.	77,267	1,447,984
*Thryv Holdings, Inc.	1,146	36,294
*Townsquare Media, Inc., Class A	41,734	555,897
*TripAdvisor, Inc.	14,964	493,363
#*TrueCar, Inc.	145,340	608,975
*United States Cellular Corp.	74,782	2,286,086
*Urban One, Inc.	35,302	249,585
*Urban One, Inc.	2,239	21,271
*Yelp, Inc.	153,154	5,916,339

Total Communication Services		176,303,805

CONSUMER DISCRETIONARY (14.5%)
#*1-800-Flowers.com, Inc., Class A	101,115	3,247,814
#*2U, Inc.	4,192	123,832
Aaron’s Co., Inc. (The)	93,382	2,184,205
*Abercrombie & Fitch Co.	311,482	12,315,998
*Acushnet Holdings Corp.	71,394	3,636,810
*Adient PLC	297,182	12,368,715
*Adtalem Global Education, Inc.	234,249	8,650,816
Advance Auto Parts, Inc.	2,340	527,717
AMCON Distributing Co.	459	60,914
*American Axle & Manufacturing Holdings, Inc.	390,489	3,545,640
#American Eagle Outfitters, Inc.	440,444	10,456,141
*American Outdoor Brands, Inc.	58,908	1,341,924
*American Public Education, Inc.	50,331	1,257,772
*America’s Car-Mart, Inc.	23,819	2,846,132
Aramark	258,382	9,425,775
*Ark Restaurants Corp.	11,519	184,304
*Asbury Automotive Group, Inc.	33,329	6,522,819
*Autoliv, Inc.	25,557	2,475,195
*AutoNation, Inc.	340,002	41,181,042
*Bally’s Corp.	24,256	1,111,167
*Barnes & Noble Education, Inc.	131,150	1,361,337
*Bassett Furniture Industries, Inc.	44,279	747,872
*Beazer Homes USA, Inc.	69,915	1,266,161
#*Bed Bath & Beyond, Inc., Class B	105,154	1,476,362
#Big Lots, Inc., Class B	76,160	3,370,080
*Biglari Holdings, Inc.	166	137,697
*Biglari Holdings, Inc., Class B	7,239	1,203,339
*BJ’s Restaurants, Inc.	60,317	2,009,762
*Bluegreen Vacations Holding Corp.	284	7,273
*Boot Barn Holdings, Inc.	72,876	7,614,813
*BorgWarner, Inc., Class A	561,041	25,286,118
*Boyd Gaming Corp.	156,752	9,997,643
*Brunswick Corp.	52,361	4,874,285
Buckle, Inc. (The)	31,588	1,314,693
*Build-A-Bear Workshop, Inc.	74,129	1,162,343
Caleres, Inc.	133,028	3,067,626
*Callaway Golf Co.	304,840	8,245,922
*Canterbury Park Holding Corp.	7,625	120,475
*Capri Holdings, Ltd.	131,503	7,001,220
#*Carnival Corp.	61,499	1,362,818
*Carriage Services, Inc.	117,625	6,051,806
Carrols Restaurant Group, Inc.	21,528	79,008
*Carter’s, Inc.	93	9,162
*Cato Corp. (The), Class A	61,700	1,087,771

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Cavco Industries, Inc.	30,546	7,342,647
*Century Casinos, Inc.	7,371	109,091
*Century Communities, Inc.	142,254	9,539,553
*Charles & Colvard, Ltd.	15,596	47,100
*Cheesecake Factory, Inc. (The)	13,573	551,607
*Chuy’s Holdings, Inc.	84,457	2,462,766
#*Citi Trends, Inc.	20,887	1,615,818
Clarus Corp.	383	10,563
*Columbia Sportswear Co.	11,474	1,191,460
*Conn’s, Inc.	110,107	2,452,083
*Container Store Group, Inc. (The)	57,908	640,462
*Cooper-Standard Holdings, Inc.	12,616	327,259
*Crown Crafts, Inc.	93	688
Culp, Inc.	43,190	571,404
*Dana, Inc.	482,829	10,713,976
*Deckers Outdoor Corp.	2,910	1,150,352
*Del Taco Restaurants, Inc.	147,244	1,228,015
*Delta Apparel, Inc.	21,057	565,380
#*Designer Brands, Inc., Class A	38,225	517,184
#Dick’s Sporting Goods, Inc.	236,805	29,413,549
#*Dillard’s, Inc., Class A	150,871	34,872,323
*Dixie Group, Inc. (The)	5,643	25,901
*Dogness International Corp.	2,724	10,569
*Dorman Products, Inc.	34,856	3,638,269
*Dover Motorsports, Inc.	38,497	87,003
*Duluth Holdings, Inc., Class B	2,310	33,102
*Educational Development Corp.	4,570	44,649
*El Pollo Loco Holdings, Inc.	148,689	2,185,728
*Escalade, Inc.	37,711	705,573
#Ethan Allen Interiors, Inc.	88,032	2,043,223
#*Fiesta Restaurant Group, Inc.	82,501	869,561
*Flanigan’s Enterprises, Inc.	5,529	161,723
#Flexsteel Industries, Inc.	41,502	1,162,056
*Foot Locker, Inc.	104,414	4,977,415
#*Fossil Group, Inc.	197,948	2,339,745
Franchise Group, Inc.	1,025	37,720
*Full House Resorts, Inc.	2,530	25,174
*Funko, Inc., Class A	23,884	391,459
*Gap, Inc. (The)	284,924	6,464,926
*Genesco, Inc.	80,163	4,857,076
Gentex Corp.	2,766	97,889
*Gentherm, Inc.	37,710	2,776,587
*G-III Apparel Group, Ltd.	148,587	4,258,503
*Good Times Restaurants, Inc.	1,651	7,958
*Goodyear Tire & Rubber Co. (The)	82,592	1,579,159
Graham Holdings Co., Class B	17,464	10,231,284
*Grand Canyon Education, Inc.	4,214	335,856
*Green Brick Partners, Inc.	69,301	1,805,291
*Group 1 Automotive, Inc.	121,799	21,899,460
Guess?, Inc.	251,047	5,199,183
Hamilton Beach Brands Holding Co., Class A	39,652	594,780
Harley-Davidson, Inc.	211,929	7,733,289
*Haverty Furniture Cos., Inc.	700	19,796
#*Haverty Furniture Cos., Inc.	114,185	3,277,110
Hibbett, Inc.	55,177	4,272,907
Hooker Furnishings Corp.	56,084	1,413,878
*Horizon Global Corp.	39,368	292,111

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*iMedia Brands, Inc.	2,814	$17,109
#*iRobot Corp.	2,019	168,425
Jerash Holdings US, Inc.	2,232	14,620
Johnson Outdoors, Inc., Class A	50,348	5,345,951
KB Home	95,791	3,846,009
*Kirkland’s, Inc.	1,481	33,293
*Kohl’s Corp.	490,688	23,813,089
*Lakeland Industries, Inc.	29,156	609,652
*Lands’ End, Inc.	56,343	1,480,694
*Laureate Education, Inc., Class A	247,358	4,284,241
*La-Z-Boy, Inc.	219,054	7,281,355
#*Lazydays Holdings, Inc.	2,957	62,363
LCI Industries	11,862	1,656,410
*Lear Corp.	80,861	13,895,963
*Legacy Housing Corp.	3,342	59,321
*LGI Homes, Inc.	38,185	5,701,021
Lifetime Brands, Inc.	69,701	1,182,129
*Lincoln Educational Services Corp.	12,206	87,883
*Liquidity Services, Inc., Class A	73,515	1,623,211
*Lithia Motors, Inc., Class A	83,546	26,669,554
*Live Ventures, Inc.	155	4,940
*Lumber Liquidators Holdings, Inc.	33,686	609,043
*M/I Homes, Inc.	94,672	5,420,919
Macy’s, Inc.	106,032	2,806,667
*Malibu Boats, Inc., Class A	11,122	785,324
#*MarineMax, Inc.	131,296	6,799,820
Marriott Vacations Worldwide Corp.	117,155	18,419,109
*Mastercraft Boat Holdings, Inc.	11,651	312,014
*MDC Holdings, Inc.	269,507	13,200,453
*Meritage Homes Corp.	93,172	10,128,728
*Modine Manufacturing Co.	224,419	2,468,609
*Mohawk Industries, Inc.	111,046	19,678,462
*Monarch Casino & Resort, Inc.	8,637	623,764
Monro, Inc.	43,607	2,693,168
*Motorcar Parts of America, Inc.	97,290	1,840,727
Movado Group, Inc.	78,078	2,599,997
*Nathan’s Famous, Inc.	8,570	535,625
#*Nautilus, Inc.	68,258	698,279
*Newell Brands, Inc.	742,011	16,984,632
#*Norwegian Cruise Line Holdings, Ltd.	15,607	401,412
*ODP Corp. (The)	125,997	5,455,670
#*Ollie’s Bargain Outlet Holdings, Inc.	2,203	149,055
*OneSpaWorld Holdings, Ltd.	1,651	17,831
OneWater Marine, Inc.	1,484	65,801
Oxford Industries, Inc.	38,820	3,599,390
*P&F Industries, Inc., Class A	764	4,997
*Patrick Industries, Inc.	49,784	3,878,671
Penske Automotive Group, Inc.	306,413	32,495,099
#*Perdoceo Education Corp.	223,454	2,373,081
#*PetMed Express, Inc.	5,310	150,963
*Playa Hotels & Resorts NV	96,117	817,956
*Potbelly Corp.	83,401	502,074
PulteGroup, Inc.	708,193	34,049,919
*PVH Corp.	226,849	24,801,401
Qurate Retail, Inc., Class A	445,830	4,654,465
Ralph Lauren Corp.	35,088	4,462,141
RCI Hospitality Holdings, Inc.	43,256	2,932,757

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*Red Robin Gourmet Burgers, Inc.	49,565	$984,857
#*Regis Corp.	45,544	122,969
Rent-A-Center, Inc.	37,698	2,007,795
*Rocky Brands, Inc.	24,660	1,345,203
*Royal Caribbean Cruises, Ltd.	68,753	5,804,816
Shoe Carnival, Inc.	191,627	6,490,406
Signet Jewelers, Ltd.	182,583	16,282,752
*Skechers USA, Inc., Class A	92,900	4,292,909
*Skyline Champion Corp.	59,559	3,771,276
Smith & Wesson Brands, Inc.	189,956	4,084,054
Sonic Automotive, Inc., Class A	137,171	6,780,363
*Sportsman’s Warehouse Holdings, Inc.	25,198	434,917
*Standard Motor Products, Inc.	131,300	6,289,270
*Steven Madden, Ltd.	9,434	425,473
*Stoneridge, Inc.	85,273	1,618,482
Strategic Education, Inc.	2,346	160,021
*Strattec Security Corp.	8,708	301,906
#*Stride, Inc.	186,764	6,630,122
*Superior Group of Cos., Inc.	80,395	2,089,466
*Tandy Leather Factory, Inc.	11,937	58,491
*Tapestry, Inc.	15,862	618,301
*Taylor Morrison Home Corp.	393,654	12,018,257
*Tenneco, Inc., Class A	20,970	278,272
*Terminix Global Holdings, Inc.	6,594	266,925
Thor Industries, Inc.	5,647	575,768
*Tile Shop Holdings, Inc.	516	4,303
*Tilly’s, Inc., Class A	89,110	1,236,847
Toll Brothers, Inc.	597,653	35,960,781
*TopBuild Corp.	67,029	17,224,442
#*TravelCenters of America, Inc.	24,223	1,305,862
*Tri Pointe Homes, Inc.	577,279	13,964,379
*Unifi, Inc.	95,831	2,301,861
*Universal Electronics, Inc.	67,180	2,766,472
*Universal Technical Institute, Inc.	80,307	565,361
*Urban Outfitters, Inc.	323,239	10,321,021
#*Veoneer, Inc.	238	8,378
*Vera Bradley, Inc.	111,920	1,097,935
*Vista Outdoor, Inc.	279,117	11,678,255
*VOXX International Corp.	110,677	1,251,757
*Weyco Group, Inc.	27,340	623,899
*Whirlpool Corp.	57,250	12,070,018
Winnebago Industries, Inc.	135,775	9,190,610
*Wolverine World Wide, Inc.	66,597	2,209,022
*Zovio, Inc.	295	507
*Zumiez, Inc.	80,658	3,282,781

TOTAL CONSUMER DISCRETIONARY		949,552,329

CONSUMER STAPLES (4.9%)
Alico, Inc.	27,066	963,550
Andersons, Inc. (The), Class A	131,244	4,470,171
*Arcadia Biosciences, Inc.	4,475	8,726
#B&G Foods, Inc.	2,143	63,090
*Bridgford Foods Corp.	2,376	27,799
Bunge, Ltd.	493,858	45,751,005
Cal-Maine Foods, Inc.	48,804	1,759,872
Campbell Soup Co.	1,720	68,714

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
#Casey’s General Stores, Inc.	6,299	$1,206,510
*Central Garden & Pet Co.	64,148	3,308,754
*Central Garden & Pet Co., Class A	186,950	8,637,090
*Chefs’ Warehouse, Inc. (The)	69,071	2,408,506
*Coffee Holding Co., Inc.	2,777	12,330
*Coty, Inc., Class A	1,290,741	10,945,484
*Cyanotech Corp.	1,408	4,323
*Darling Ingredients, Inc.	699,905	59,155,971
Edgewell Personal Care Co.	177,076	6,195,889
*elf Beauty, Inc.	30,031	970,302
*Farmer Bros Co.	21,041	158,860
*Flowers Foods, Inc.	22,702	561,874
Fresh Del Monte Produce, Inc.	242,697	8,127,922
*Grocery Outlet Holding Corp.	893	19,816
*Hain Celestial Group, Inc. (The)	119,727	5,372,150
*HF Foods Group, Inc.	1,645	11,614
#*Hostess Brands, Inc.	518,735	9,809,279
Ingles Markets, Inc., Class A	71,921	4,976,214
Ingredion, Inc.	160,551	15,289,272
*Inter Parfums, Inc.	9,943	918,534
*J & J Snack Foods Corp.	4,010	591,675
#J M Smucker Co. (The)	15,079	1,852,606
John B Sanfilippo & Son, Inc.	6,726	568,347
*Landec Corp.	126,076	1,225,459
*Lifevantage Corp.	7,577	51,902
*Lifeway Foods, Inc.	1,057	5,750
Limoneira Co.	5,584	90,070
*Mannatech, Inc.	414	16,841
#MGP Ingredients, Inc.	12,863	825,933
Molson Coors Beverage Co., Class B	37,493	1,653,066
*Natural Alternatives International, Inc.	24,242	305,449
Natural Grocers by Vitamin Cottage, Inc.	87,740	1,068,673
Natural Health Trends Corp.	390	2,925
Nature’s Sunshine Products, Inc.	1,369	21,616
Nu Skin Enterprises, Inc., Class A	105,818	4,248,593
Ocean Bio-Chem, Inc.	7,839	80,036
*Oil-Dri Corp. of America	28,766	1,001,632
*Performance Food Group Co.	91,787	4,151,526
*Pilgrim’s Pride Corp.	157,665	4,439,846
*Post Holdings, Inc.	255,797	25,958,280
PriceSmart, Inc.	56,026	4,031,071
#Reynolds Consumer Products, Inc.	7,619	205,561
#*Rite Aid Corp.	4,684	63,656
Rocky Mountain Chocolate Factory, Inc.	338	2,944
*S&W Seed Co.	508	2,179
Sanderson Farms, Inc.	32,322	6,123,403
*Seaboard Corp.	2,589	9,967,702
*Seneca Foods Corp.	1,786	91,622
*Seneca Foods Corp., Class A	29,351	1,515,392
*Simply Good Foods Co. (The)	197,707	7,839,083
*SpartanNash Co.	181,443	4,198,591
Spectrum Brands Holdings, Inc.	48,567	4,553,156
*Sprouts Farmers Market, Inc.	9,012	199,526
#Tootsie Roll Industries, Inc.	5,880	186,102
*TreeHouse Foods, Inc.	108,552	3,923,069
*United Natural Foods, Inc.	292,708	12,700,600
*Universal Corp.	115,375	5,422,625

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
*US Foods Holding Corp.	341,014	$11,822,955
Village Super Market, Inc., Class A	34,643	771,500
*Weis Markets, Inc.	123,586	6,959,128
*Willamette Valley Vineyards, Inc.	1,627	24,405

TOTAL CONSUMER STAPLES		319,968,116

ENERGY (5.0%)
*Adams Resources & Energy, Inc.	23,548	691,134
#*Alto Ingredients, Inc.	88,111	468,751
Antero Midstream Corp.	118,808	1,264,117
*Antero Resources Corp.	201,114	3,996,135
*Arch Resources, Inc.	10,057	915,992
Archrock, Inc.	311,486	2,551,070
*Ardmore Shipping Corp.	37,858	150,297
Berry Corp.	123,026	1,182,280
#Bonanza Creek Energy, Inc.	105,072	5,898,742
Brigham Minerals, Inc.	7,030	162,955
*Bristow Group, Inc.	31,725	1,097,685
*Callon Petroleum Co.	279	14,433
*Centennial Resource Development, Inc., Class A	408,874	2,943,893
*ChampionX Corp.	42,310	1,109,791
#*Chesapeake Energy Corp.	15,946	1,016,398
*Chevron Corp.	18,568	2,125,850
#*Clean Energy Fuels Corp.	738,436	6,808,380
#*CNX Resources Corp.	842,351	12,306,748
*Comstock Resources, Inc.	100,053	987,523
*CONSOL Energy, Inc.	113,897	3,133,306
#*Continental Resources, Inc.	147,897	7,218,853
*Coterra Energy, Inc.	254,443	5,424,725
*Dawson Geophysical Co.	13,283	30,817
*Delek US Holdings, Inc.	247,310	4,810,179
*Denbury, Inc.	13,461	1,139,608
Devon Energy Corp.	912,879	36,588,190
DHT Holdings, Inc.	772,092	5,026,319
Diamondback Energy, Inc.	30,820	3,303,596
#*DMC Global, Inc.	20,935	874,664
Dorian LPG, Ltd.	133,587	1,619,074
*Dril-Quip, Inc.	117,626	2,771,269
DT Midstream, Inc.	3,104	148,868
*Earthstone Energy, Inc., Class A	68,821	698,533
EnLink Midstream LLC	814,865	6,396,690
*Epsilon Energy, Ltd.	1,901	10,322
*EQT Corp.	827,303	16,471,603
*Equitrans Midstream Corp.	181,570	1,871,987
Evolution Petroleum Corp.	15,481	91,957
*Expro Group Holdings NV	54,904	941,604
*Exterran Corp.	31,310	134,007
Falcon Minerals Corp.	4,361	25,643
*Forum Energy Technologies, Inc.	5,347	120,361
*FTS International, Inc., Class A	3,733	98,924
*Geospace Technologies Corp.	39,175	372,554
*Goodrich Petroleum Corp.	316	6,453
*Green Plains, Inc.	197,385	7,490,761
*Gulf Island Fabrication, Inc.	42,599	167,840
*Hallador Energy Co.	12,991	41,961
*Halliburton Co.	374,536	9,359,655

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (Continued)
*Helix Energy Solutions Group, Inc.	133,244	$503,662
*Helmerich & Payne, Inc.	183,170	5,685,597
HollyFrontier Corp.	463,230	15,657,174
*Houston American Energy Corp.	204	369
*Independence Contract Drilling, Inc.	3,853	15,181
International Seaways, Inc.	60,116	1,055,036
*Kosmos Energy, Ltd.	27,214	97,970
*Liberty Oilfield Services, Inc., Class A	115,977	1,498,423
*Marathon Oil Corp.	1,042,756	17,017,778
*Matador Resources Co.	119,190	4,988,101
*Mexco Energy Corp.	3,464	41,464
*Murphy Oil Corp.	171,514	4,773,235
*Nabors Industries, Ltd.	16,182	1,658,655
*NACCO Industries, Inc., Class A	26,168	812,255
#*National Energy Services Reunited Corp.	36,750	429,975
*Natural Gas Services Group, Inc.	65,826	748,442
*NCS Multistage Holdings, Inc.	2	60
*Newpark Resources, Inc.	139,941	475,799
*NexTier Oilfield Solutions, Inc.	177,544	791,846
Nordic American Tankers, Ltd.	—	—
*NOV, Inc.	208,731	2,926,409
*Oasis Petroleum, Inc.	1,182	142,549
*Oceaneering International, Inc.	121,681	1,654,860
*Oil States International, Inc.	124,214	752,737
*Overseas Shipholding Group, Inc., Class A	81,060	161,310
Ovintiv, Inc.	20,309	761,994
*Par Pacific Holdings, Inc.	47,339	731,861
*Patterson-UTI Energy, Inc.	254,511	2,178,614
*PBF Energy, Inc., Class A	354,791	5,183,497
PDC Energy, Inc.	150,057	7,849,482
*Peabody Energy Corp.	287,397	3,417,150
PHX Minerals, Inc.	23,658	71,920
*Pioneer Natural Resources Co.	82,103	15,351,619
*Primeenergy Resources Corp.	191	13,156
*ProPetro Holding Corp.	98,852	947,991
*Range Resources Corp.	354,073	8,256,982
*Ranger Energy Services, Inc.	242	2,408
*Renewable Energy Group, Inc.	183,767	11,761,088
*REX American Resources Corp.	40,735	3,582,643
*Ring Energy, Inc.	1,011	3,801
#*RPC, Inc.	299,427	1,613,912
*SandRidge Energy, Inc.	121,235	1,551,808
Scorpio Tankers, Inc.	199,345	3,193,507
*SEACOR Marine Holdings, Inc.	64,139	286,060
*Select Energy Services, Inc., Class A	136,595	820,936
SFL Corp., Ltd.	117,595	930,176
*SilverBow Resources, Inc.	4,402	121,495
SM Energy Co.	127,838	4,387,400
*Smart Sand, Inc.	3,307	7,540
Solaris Oilfield Infrastructure, Inc., Class A	39,700	301,323
*Southwestern Energy Co.	1,355,051	6,612,649
*Talos Energy, Inc.	121,876	1,580,732
Targa Resources Corp.	26,706	1,460,017
*Technip Energies NV, ADR	52,129	798,616
TechnipFMC PLC	1,030,616	7,595,640
#*Teekay Tankers, Ltd., Class A	15,265	211,878
*TETRA Technologies, Inc.	28,508	92,081

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ENERGY (Continued)
*Tidewater, Inc.	15,500	$188,015
#*Transocean, Ltd.	18,217	64,306
*US Silica Holdings, Inc.	142,762	1,381,936
*VAALCO Energy, Inc.	13,875	43,429
*Weatherford International PLC	7,056	205,047
*Whiting Petroleum Corp.	60,948	3,969,543
World Fuel Services Corp.	229,826	7,016,588

TOTAL ENERGY		328,520,224

FINANCIALS (28.4%)
1st Constitution BanCorp	6,810	161,942
*1st Source Corp.	126,847	6,124,173
*ACNB Corp.	3,179	88,217
*Affinity Bancshares, Inc.	188	2,726
Alerus Financial Corp.	2,023	63,522
*Alleghany Corp.	7,705	5,018,883
Allegiance Bancshares, Inc.	57,280	2,243,658
Ally Financial, Inc.	47,514	2,268,318
*Amalgamated Financial Corp.	1,672	30,698
#A-Mark Precious Metals, Inc.	3,667	274,988
*AMBAC Financial Group, Inc.	18,465	312,243
*Amerant BanCorp, Inc.	4,721	125,343
*Amerant BanCorp, Inc., Class B	9	224
*American Equity Investment Life Holding Co.	358,690	11,431,450
*American Financial Group, Inc.	138,490	18,840,180
*American National Bankshares, Inc.	30,247	1,122,164
American National Group, Inc.	51,021	9,679,194
Ameris BanCorp	250,462	13,121,704
Ameriserv Financial, Inc.	63,446	253,150
*Ames National Corp.	4,315	106,667
Argo Group International Holdings, Ltd.	148,160	8,163,616
*Arrow Financial Corp.	22,295	799,276
*AssetMark Financial Holdings, Inc.	1,673	42,896
*Associated Banc-Corp.	665,628	14,830,192
*Associated Capital Group, Inc.	1,802	65,503
Assurant, Inc.	118,440	19,105,556
Assured Guaranty, Ltd.	459,563	25,542,512
*Athene Holding, Ltd., Class A	653,882	56,894,273
Atlantic American Corp.	9,607	39,197
*Atlantic Capital Bancshares, Inc.	80,191	2,206,054
Atlantic Union Bankshares Corp.	286,674	10,282,996
*Atlanticus Holdings Corp.	50,492	3,912,625
*Auburn National BanCorp, Inc.	624	21,104
Axis Capital Holdings, Ltd.	287,551	14,972,781
*Axos Financial, Inc.	215,272	11,409,416
Banc of California, Inc.	268,228	5,453,075
BancFirst Corp.	23,291	1,514,148
*BanCorp, Inc. (The)	248,407	7,588,834
*Bank of Marin BanCorp	23,283	887,315
Bank of NT Butterfield & Son, Ltd. (The)	22,862	820,746
*Bank of Princeton (The)	1,967	59,561
*Bank of the James Financial Group, Inc.	224	3,494
Bank OZK	449,983	20,100,741
Bank7 Corp.	26	705
BankFinancial Corp.	39,687	452,035
BankUnited, Inc.	303,671	12,316,896

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Bankwell Financial Group, Inc.	15,486	$459,934
Banner Corp.	135,906	7,849,931
*Bar Harbor Bankshares	42,718	1,268,725
*BayCom Corp.	14,149	267,275
BCB BanCorp, Inc.	40,760	616,291
*Berkshire Hills BanCorp, Inc.	190,873	5,182,202
*Blucora, Inc.	155,377	2,566,828
#Blue Ridge Bankshares, Inc.	319	5,854
#BOK Financial Corp.	138,389	14,000,815
*Bridgewater Bancshares, Inc.	20,818	376,598
*Brighthouse Financial, Inc.	87,436	4,391,910
*Broadway Financial Corp.	6,393	19,051
Brookline BanCorp, Inc.	319,432	5,126,884
Bryn Mawr Bank Corp.	61,991	2,872,663
Business First Bancshares, Inc.	5,001	133,427
*Byline BanCorp, Inc.	50,919	1,311,673
C&F Financial Corp.	8,647	442,467
*Cadence Bank	570,195	16,547,053
*California BanCorp	540	9,612
*California First Leasing Corp.	7,946	145,730
*Cambridge BanCorp	2,652	243,480
Camden National Corp.	59,572	2,835,627
*Cannae Holdings, Inc.	23,421	798,656
*Capital BanCorp, Inc.	3,787	96,379
*Capital City Bank Group, Inc.	93,240	2,505,359
Capitol Federal Financial, Inc.	461,644	5,599,742
Capstar Financial Holdings, Inc.	26,156	574,647
*Carter Bankshares, Inc.	4,306	64,504
*Carver BanCorp, Inc.	2,519	37,180
*Cathay General BanCorp	301,561	12,722,859
CB Financial Services, Inc.	724	17,376
CBTX, Inc.	8,389	228,181
*CCUR Holdings, Inc.	11	67,650
*Central Pacific Financial Corp.	50,459	1,387,118
*Central Valley Community BanCorp	27,042	576,806
*Century BanCorp, Inc., Class A	9,984	1,149,658
CF Bankshares, Inc.	102	2,050
*Chemung Financial Corp.	4,227	195,499
Choiceone Financial Services, Inc.	546	13,792
CIT Group, Inc.	95,112	4,710,897
Citizens & Northern Corp.	28,616	729,994
Citizens Community BanCorp, Inc.	34,757	472,695
Citizens Holding Co.	1,446	26,042
*Citizens, Inc.	93,657	603,151
*City Holding Co.	11,436	910,077
Civista Bancshares, Inc.	35,001	842,124
*CNA Financial Corp.	25,087	1,125,403
*CNB Financial Corp.	13,271	340,666
CNO Financial Group, Inc.	1,142,791	27,586,975
Codorus Valley BanCorp, Inc.	16,759	366,855
Cohen & Co., Inc.	38	799
Colony Bankcorp, Inc.	6,585	123,798
Columbia Banking System, Inc.	247,146	8,435,093
*Columbia Financial, Inc.	5,251	97,774
*Comerica, Inc.	117,725	10,017,220
*Community Bank System, Inc.	56,498	4,049,212
*Community Bankers Trust Corp.	15,381	179,342

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Community Financial Corp. (The)	3,798	$144,780
*Community Trust BanCorp, Inc.	62,037	2,709,776
*Community West Bancshares	17,592	230,455
*Conifer Holdings, Inc.	1,978	5,360
ConnectOne BanCorp, Inc.	156,719	5,286,132
*Consumer Portfolio Services, Inc.	107,633	702,843
*County BanCorp, Inc.	620	21,948
*Cowen, Inc., Class A	67,576	2,549,642
*CrossFirst Bankshares, Inc.	14,339	204,044
Customers BanCorp, Inc.	108,077	5,759,423
CVB Financial Corp.	49,987	1,000,740
Dime Community Bancshares, Inc.	139,546	4,979,001
Donegal Group, Inc.	6,421	93,040
Donegal Group, Inc., Class A	92,549	1,318,823
*Donnelley Financial Solutions, Inc.	59,818	2,292,226
Eagle BanCorp Montana, Inc.	778	17,505
*Eagle BanCorp, Inc.	88,926	5,032,322
East West BanCorp, Inc.	850	67,558
*eHealth, Inc.	1,113	49,362
*Elevate Credit, Inc.	31,746	108,889
*Elmira Savings Bank	4	91
*Employers Holdings, Inc.	139,205	5,373,313
*Encore Capital Group, Inc.	129,940	7,019,359
*Enova International, Inc.	128,922	4,182,230
*Enstar Group, Ltd.	33,669	7,770,132
*Enterprise BanCorp, Inc.	20,058	745,155
*Enterprise Financial Services Corp.	49,554	2,330,029
Equitable Holdings, Inc.	85,745	2,872,457
Equity Bancshares, Inc., Class A	55,929	1,871,384
*Esquire Financial Holdings, Inc.	3,699	118,294
Essa BanCorp, Inc.	24,400	396,500
Essent Group, Ltd.	10,715	514,320
Evans BanCorp, Inc.	10,532	420,753
Everest Re Group, Ltd.	31,277	8,178,936
*EZCorp., Inc., Class A	175,693	1,310,670
Farmers & Merchants BanCorp, Inc.	1,079	27,385
Farmers National Banc Corp.	70,143	1,249,948
FB Financial Corp.	61,148	2,771,839
*Federal Agricultural Mortgage Corp.	2,759	326,795
*Federal Agricultural Mortgage Corp.	42,481	5,356,429
Fednat Holding Co.	45,533	115,654
*FFBW, Inc.	176	2,112
Fidelity National Financial, Inc.	25,049	1,200,098
#*Financial Institutions, Inc.	63,249	2,018,908
First American Financial Corp.	296,597	21,693,105
*First BanCorp	823,343	11,238,632
First BanCorp, Inc. (The)	31,229	926,564
#First BanCorp/Southern Pines Nc	106,262	5,145,206
*First Bancshares, Inc. (The)	37,191	1,496,938
First Bank	30,808	463,352
First Busey Corp.	139,860	3,565,031
*First Business Financial Services, Inc.	26,220	765,624
First Capital, Inc.	67	2,699
#First Citizens Bancshares, Inc., Class A	20,492	16,678,439
*First Commonwealth Financial Corp.	371,907	5,690,177
First Community Bankshares, Inc.	66,323	2,150,192

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*First Community Corp.	2,820	$56,738
*First Financial BanCorp	360,068	8,562,417
*First Financial Corp.	46,672	1,999,895
First Financial Northwest, Inc.	74,588	1,230,702
First Foundation, Inc.	148,841	3,960,659
First Guaranty Bancshares, Inc.	29	601
First Hawaiian, Inc.	87,608	2,417,105
*First Horizon Corp.	1,751,204	29,717,932
First Internet BanCorp, Class A	22,477	765,117
First Interstate BancSystem, Inc., Class A	141,295	5,873,633
*First Merchants Corp.	187,665	7,803,111
*First Mid Bancshares, Inc.	27,457	1,182,848
*First Midwest BanCorp, Inc.	389,085	7,489,886
First National Corp.	10	227
*First Northwest BanCorp	9,100	164,255
First of Long Island Corp. (The)	61,667	1,241,357
First Savings Financial Group, Inc.	2,557	71,033
First United Corp.	7,758	146,471
First US Bancshares, Inc.	73	814
*First Western Financial, Inc.	1,679	48,725
Flagstar BanCorp, Inc.	248,327	11,718,551
Flushing Financial Corp.	148,225	3,560,364
*FNB Corp.	1,060,935	12,359,893
*FNCB BanCorp, Inc.	990	8,484
*Franklin Financial Services Corp.	115	3,737
FS BanCorp, Inc.	19,489	671,591
*Fulton Financial Corp.	685,786	11,041,155
*FVCBankCorp., Inc.	3,019	61,889
*Genworth Financial, Inc., Class A	465,399	1,912,790
*German American BanCorp, Inc.	79,850	3,147,687
Glacier BanCorp, Inc.	12,639	698,810
Global Indemnity Group LLC, Class A	50,518	1,242,238
Globe Life, Inc.	47,037	4,187,234
Great Southern BanCorp, Inc.	56,591	3,193,430
*Great Western BanCorp, Inc.	146,075	4,973,854
*Greenlight Capital Re, Ltd., Class A	68,464	508,688
Guaranty Bancshares, Inc.	15,717	590,016
Guaranty Federal Bancshares, Inc.	13,715	327,103
*Hallmark Financial Services, Inc.	40,904	136,210
*Hancock Whitney Corp.	296,424	14,667,060
*Hanmi Financial Corp.	122,018	2,707,579
Hanover Insurance Group, Inc. (The)	47,435	5,976,810
HarborOne BanCorp, Inc.	127,296	1,829,244
*Hawthorn Bancshares, Inc.	16,313	391,023
*HBT Financial, Inc.	1,051	18,950
HCI Group, Inc.	14,894	1,995,945
Heartland Financial USA, Inc.	120,253	6,027,080
*Hennessy Advisors, Inc.	372	4,293
*Heritage Commerce Corp.	199,655	2,393,863
Heritage Financial Corp.	88,097	2,188,329
Heritage Insurance Holdings, Inc.	43,315	283,280
*Hilltop Holdings, Inc.	246,560	8,738,086
Hingham Institution For Savings (The)	1,243	449,021
*HMN Financial, Inc.	17,337	404,125
Home BanCorp, Inc.	19,221	802,477
*Home Bancshares, Inc.	102,693	2,439,986
HomeStreet, Inc.	87,536	4,128,198

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Hometrust Bancshares, Inc.	21,623	$657,339
Hope BanCorp, Inc.	417,667	6,093,762
Horace Mann Educators Corp.	180,122	7,057,180
Horizon BanCorp, Inc.	98,991	1,887,758
*Howard BanCorp, Inc.	33,640	696,684
*Huntington Bancshares, Inc.	1,379,004	21,705,523
IF BanCorp, Inc.	37	834
Independence Holding Co.	8,996	441,254
*Independent Bank Corp.	58,992	1,329,090
Independent Bank Corp.	71,495	6,041,327
Independent Bank Group, Inc.	160,809	11,624,883
International Bancshares Corp.	293,114	12,428,034
Invesco, Ltd.	1,323,799	33,637,733
Investar Holding Corp.	5,034	94,136
Investors BanCorp, Inc.	899,600	13,763,880
*Investors Title Co.	7,699	1,492,066
James River Group Holdings, Ltd.	9,921	316,976
Janus Henderson Group PLC	474,958	22,085,547
Jefferies Financial Group, Inc.	169,099	7,271,257
Kearny Financial Corp.	300,354	4,030,751
*Kemper Corp.	191,008	12,125,188
Kentucky First Federal BanCorp	161	1,138
*Kingstone Cos., Inc.	2,029	11,667
*Lake Shore BanCorp, Inc.	1,070	15,986
*Lakeland BanCorp, Inc.	185,388	3,333,276
Lakeland Financial Corp.	22,637	1,626,921
Landmark BanCorp, Inc.	3,905	111,839
LCNB Corp.	8,997	153,399
*LendingClub Corp.	87,105	4,003,346
Level One BanCorp, Inc.	1,712	53,774
*Limestone BanCorp, Inc.	93	1,697
*Lincoln National Corp.	157,081	11,333,394
Live Oak Bancshares, Inc.	74,301	6,626,163
*Luther Burbank Corp.	24,011	348,400
*Macatawa Bank Corp.	92,257	774,959
*Magyar BanCorp, Inc.	9,045	102,299
*Maiden Holdings, Ltd.	15,002	48,907
*MainStreet Bancshares, Inc., Class A	538	13,450
*Malvern BanCorp, Inc.	3,308	55,607
*Marlin Business Services Corp.	52,803	1,210,245
#*MBIA, Inc.	382,403	5,942,543
*Mercantile Bank Corp.	58,696	2,017,382
Merchants BanCorp	15,731	698,928
*Mercury General Corp.	47,180	2,570,838
Meridian BanCorp, Inc.	181,663	4,214,582
Meridian Corp.	1,194	36,059
Meta Financial Group, Inc.	98,948	5,485,677
#*Metropolitan Bank Holding Corp.	12,705	1,154,376
*MGIC Investment Corp.	448,049	7,240,472
#Mid Penn BanCorp, Inc.	3,353	93,951
*Middlefield Banc Corp.	2,530	63,250
*Midland States BanCorp, Inc.	58,126	1,491,513
#*MidWestOne Financial Group, Inc.	25,967	814,065
Morgan Stanley	39,720	4,082,422
*Mr Cooper Group, Inc.	213,899	9,377,332
*MVB Financial Corp.	2,380	101,602

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*National Bank Holdings Corp., Class A	91,435	$3,965,536
*National Bankshares, Inc.	2,324	86,569
*National Security Group, Inc. (The)	193	1,955
*National Western Life Group, Inc., Class A	9,545	2,052,270
Navient Corp.	868,959	17,118,492
*NBT BanCorp, Inc.	125,977	4,622,096
Nelnet, Inc., Class A	133,574	11,037,220
*New York Community BanCorp, Inc.	1,663,422	20,676,335
*NI Holdings, Inc.	6,855	136,277
*Nicholas Financial, Inc.	22,714	270,297
*Nicolet Bankshares, Inc.	18,913	1,359,656
*NMI Holdings, Inc., Class A	129,151	3,135,786
Northeast Bank	18,924	626,384
Northfield BanCorp, Inc.	212,567	3,730,551
Northrim BanCorp, Inc.	27,590	1,225,548
*Northwest Bancshares, Inc.	448,348	6,187,202
Norwood Financial Corp.	5,359	140,245
Oak Valley BanCorp	41	707
*OceanFirst Financial Corp.	90,186	1,999,424
*Ocwen Financial Corp.	8,602	270,189
OFG BanCorp	197,918	5,126,076
Ohio Valley Banc Corp.	3,740	104,196
*Old National BanCorp	656,326	11,210,048
Old Republic International Corp.	853,193	22,037,975
Old Second BanCorp, Inc.	48,083	651,044
OneMain Holdings, Inc.	241,879	12,773,630
OP BanCorp	4,181	46,325
*Oportun Financial Corp.	9,278	215,528
*Oppenheimer Holdings, Inc., Class A	16,677	868,038
*Optimumbank Holdings, Inc.	983	5,161
Origin BanCorp, Inc.	9,740	434,404
Orrstown Financial Services, Inc.	14,449	342,586
Pacific Premier BanCorp, Inc.	339,600	14,259,804
*PacWest BanCorp	347,403	16,491,220
*Park National Corp.	10,687	1,374,241
Parke BanCorp, Inc.	13,443	298,031
*Patriot National BanCorp, Inc.	140	1,341
PCB BanCorp	2,008	42,770
PCSB Financial Corp.	17,194	328,577
*PDL Community BanCorp	59	915
*Peapack-Gladstone Financial Corp.	75,310	2,526,650
Penns Woods BanCorp, Inc.	9,028	214,867
PennyMac Financial Services, Inc.	4,366	270,954
*Peoples BanCorp of North Carolina, Inc.	5,573	156,601
*Peoples BanCorp, Inc.	105,297	3,365,292
*Peoples Financial Services Corp.	3,686	168,745
People’s United Financial, Inc.	1,723,032	29,532,768
Pinnacle Financial Partners, Inc.	246,783	23,831,834
*Piper Sandler Cos.	34,879	5,744,223
Plumas BanCorp	916	33,837
*Popular, Inc.	379,807	30,931,482
*PRA Group, Inc.	122,031	5,232,689
Preferred Bank	35,954	2,465,366
Premier Financial Corp.	132,895	4,236,693
Primis Financial Corp.	31,560	478,134
ProAssurance Corp.	98,564	2,258,101
*Professional Holding Corp., Class A	2,077	38,944

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
#*Prog Holdings, Inc.	186,845	$7,557,880
*Prosperity Bancshares, Inc.	259,279	19,526,301
*Provident Financial Holdings, Inc.	26,733	455,798
Provident Financial Services, Inc.	290,538	7,193,721
Prudential BanCorp, Inc.	1,902	28,511
QCR Holdings, Inc.	55,658	3,068,982
*Radian Group, Inc.	474,329	11,322,233
*Randolph BanCorp, Inc.	145	3,407
RBB BanCorp	25,252	648,219
Red River Bancshares, Inc.	636	33,314
#Regional Management Corp.	29,664	1,515,237
*Reinsurance Group of America, Inc.	186,199	21,986,378
Reliant BanCorp, Inc.	2,468	83,616
RenaissanceRe Holdings, Ltd.	27,026	3,832,287
#Renasant Corp.	210,935	7,891,078
*Republic BanCorp, Inc., Class A	33,602	1,815,180
*Republic First BanCorp, Inc.	40,020	124,062
Richmond Mutual BanCorp, Inc.	1,805	28,699
Riverview BanCorp, Inc.	69,571	514,130
*S&T BanCorp, Inc.	105,738	3,231,353
Safety Insurance Group, Inc.	48,653	3,814,882
*Salisbury BanCorp, Inc.	576	30,125
*Sandy Spring BanCorp, Inc.	155,261	7,368,687
Santander Consumer USA Holdings, Inc.	713,312	29,745,110
SB Financial Group, Inc.	1,949	36,446
*Seacoast Banking Corp. of Florida	99,693	3,631,816
*Security National Financial Corp., Class A	16,079	141,978
*Selective Insurance Group, Inc.	89,892	7,044,836
Severn BanCorp, Inc.	42	572
*Shore Bancshares, Inc.	24,694	456,345
Sierra BanCorp	36,710	916,282
Signature Bank	31,175	9,284,538
*Simmons First National Corp., Class A	376,545	11,254,930
*SiriusPoint, Ltd.	240,027	2,256,253
SmartFinancial, Inc.	23,268	604,735
South Plains Financial, Inc.	834	21,734
*Southern First Bancshares, Inc.	19,030	1,025,146
*Southern Missouri BanCorp, Inc.	16,618	904,019
Southside Bancshares, Inc.	55,343	2,286,773
*SouthState Corp.	166,669	13,015,182
Spirit of Texas Bancshares, Inc.	12,405	301,814
*State Auto Financial Corp.	132,055	6,775,742
Sterling BanCorp	682,451	17,368,378
*Sterling BanCorp, Inc.	12,450	67,354
Stewart Information Services Corp.	116,458	8,288,316
*Stifel Financial Corp.	265,542	19,350,046
*StoneX Group, Inc.	61,158	4,226,629
Summit Financial Group, Inc.	23,559	592,038
*Summit State Bank	829	14,473
*SVB Financial Group	8,490	6,090,726
*SWK Holdings Corp.	1,255	23,820
Synovus Financial Corp.	369,013	17,192,316
Territorial BanCorp, Inc.	25,086	629,408
*Texas Capital Bancshares, Inc.	173,865	10,536,219
*Timberland BanCorp, Inc.	48,857	1,355,782
Tiptree, Inc.	157,672	2,461,260

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINANCIALS (Continued)
#*Tompkins Financial Corp.	6,558	$538,477
Towne Bank	224,801	7,085,728
TriCo Bancshares	79,020	3,463,447
*TriState Capital Holdings, Inc.	77,973	2,343,089
*Triumph BanCorp, Inc.	62,412	7,320,928
*TrustCo Bank Corp. NY	64,693	2,171,097
*Trustmark Corp.	320,878	10,207,129
*UMB Financial Corp.	18,712	1,849,120
*Umpqua Holdings Corp.	806,558	16,494,111
*Unico American Corp.	26,066	87,060
*United BanCorp, Inc.	192	2,882
*United Bancshares, Inc.	3,560	104,023
*United Bankshares, Inc.	403,750	14,934,712
United Community Banks, Inc.	296,337	10,324,381
#*United Fire Group, Inc.	53,449	1,091,963
*United Insurance Holdings Corp.	89,766	342,906
United Security Bancshares/Fresno CA	54,205	428,762
*Unity BanCorp, Inc.	31,829	806,865
Universal Insurance Holdings, Inc.	61,901	914,278
*Univest Financial Corp.	112,313	3,223,383
Unum Group	137,596	3,504,570
Valley National BanCorp	1,552,634	20,587,927
*Veritex Holdings, Inc.	59,705	2,444,920
Virtus Investment Partners, Inc.	19,018	6,085,760
*Voya Financial, Inc.	468,022	32,653,895
Walker & Dunlop, Inc.	56,134	7,301,349
*Washington Federal, Inc.	339,072	11,989,586
Washington Trust BanCorp, Inc.	34,312	1,875,494
Waterstone Financial, Inc.	123,923	2,561,488
*Webster Financial Corp.	228,925	12,810,643
*WesBanco, Inc.	248,548	8,642,014
West BanCorp, Inc.	68,174	2,161,116
*Westamerica BanCorp	2,464	137,393
*Western Alliance BanCorp	32,169	3,734,499
*Western New England BanCorp, Inc.	74,033	720,341
*Westwood Holdings Group, Inc.	10,449	181,813
White Mountains Insurance Group, Ltd.	9,334	9,847,277
Wintrust Financial Corp.	204,575	18,104,887
#*World Acceptance Corp.	2,095	388,392
*WSFS Financial Corp.	183,706	9,517,808
*WVS Financial Corp.	1,304	20,303
*Zions BanCorp NA	546,831	34,444,885

TOTAL FINANCIALS		1,859,330,099

HEALTH CARE (4.0%)
*Acadia Healthcare Co., Inc.	355,206	22,022,772
#*Acorda Therapeutics, Inc.	577	2,348
*Actinium Pharmaceuticals, Inc.	1,150	9,027
*Addus HomeCare Corp.	6,384	596,904
*Aethlon Medical, Inc.	1,430	5,134
*Agios Pharmaceuticals, Inc.	12,741	598,827
*Akebia Therapeutics, Inc.	7,932	22,765
*Alkermes PLC	6,793	205,760
*Allied Healthcare Products, Inc.	106	560
*Allscripts Healthcare Solutions, Inc.	802,756	11,061,978
*AMN Healthcare Services, Inc.	14,829	1,463,622
*Amphastar Pharmaceuticals, Inc.	92,918	1,735,708

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*AnaptysBio, Inc.	56,733	$1,866,516
#*AngioDynamics, Inc.	131,373	3,757,268
*ANI Pharmaceuticals, Inc.	5,290	197,740
#*Anika Therapeutics, Inc.	65,230	2,716,830
*Applied Genetic Technologies Corp.	3,449	8,933
*Assembly Biosciences, Inc.	12,786	40,276
*aTyr Pharma, Inc.	4,474	38,432
*Avanos Medical, Inc.	175,174	5,524,988
*Bellerophon Therapeutics, Inc.	198	701
*BioDelivery Sciences International, Inc.	19,143	78,103
#*Bluebird Bio, Inc.	4,674	109,418
*Brookdale Senior Living, Inc.	642,337	4,175,190
*Cabaletta Bio, Inc.	22	301
*Calithera Biosciences, Inc.	5,567	10,744
*Cara Therapeutics, Inc.	780	13,127
*CareCloud, Inc.	9,918	76,666
*Catalyst Biosciences, Inc.	15,672	51,561
*Catalyst Pharmaceuticals, Inc.	43,436	256,272
*Chinook Therapeutics, Inc.	11,937	128,203
*Collegium Pharmaceutical, Inc.	12,805	251,362
*Computer Programs and Systems, Inc.	25,392	916,651
*Concert Pharmaceuticals, Inc.	792	2,170
CONMED Corp.	60,167	8,801,229
*Corvus Pharmaceuticals, Inc.	5,669	25,681
*Covetrus, Inc.	143,699	2,901,283
*Cross Country Healthcare, Inc.	34,824	721,902
*CryoLife, Inc.	2,718	56,100
*Cumberland Pharmaceuticals, Inc.	40,033	107,689
*Cyclacel Pharmaceuticals, Inc.	1,439	7,065
*Cyclerion Therapeutics, Inc.	11,200	28,672
*Cymabay Therapeutics, Inc.	5,148	20,077
*Eagle Pharmaceuticals, Inc.	4,337	227,129
*Eiger Biopharmaceuticals, Inc.	6,785	45,731
*Ekso Bionics Holdings, Inc.	1,054	4,237
*Electromed, Inc.	24,662	270,789
*Emergent BioSolutions, Inc.	29,143	1,389,247
*Enanta Pharmaceuticals, Inc.	26,826	2,303,012
Encompass Health Corp.	2,729	173,455
Ensign Group, Inc. (The)	13,118	1,023,335
*Envista Holdings Corp.	171,902	6,721,368
*Enzo Biochem, Inc.	211,746	728,406
*Evolent Health, Inc., Class A	222,704	6,518,546
*Exagen, Inc.	1,745	20,277
*EyePoint Pharmaceuticals, Inc.	945	10,839
*Five Star Senior Living, Inc.	47,180	193,910
#*Fluidigm Corp.	3,533	18,195
*FONAR Corp.	13,689	219,024
#*Forma Therapeutics Holdings, Inc.	7,303	135,544
*GlycoMimetics, Inc.	17,532	33,487
*Harvard Bioscience, Inc.	150,853	1,135,923
*HealthStream, Inc.	88,708	2,360,520
#*Heat Biologics, Inc.	1,838	9,815
*Homology Medicines, Inc.	2,924	16,755
*Horizon Therapeutics PLC	3,680	441,269
*ICU Medical, Inc.	189	44,251
*ImmuCell Corp.	6	53

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Innoviva, Inc.	17,197	$300,088
*Inogen, Inc., Class A	2,039	80,846
*Integer Holdings Corp.	133,410	12,009,568
*IntriCon Corp.	16,901	287,317
*Invacare Corp.	37,310	184,311
*IRIDEX Corp.	26,323	201,897
*Ironwood Pharmaceuticals, Inc.	336	4,291
*Jazz Pharmaceuticals PLC	58,218	7,745,323
*Jounce Therapeutics, Inc.	65,260	572,983
*Kewaunee Scientific Corp.	9,980	127,744
*Kezar Life Sciences, Inc.	5,360	42,880
*Lannett Co., Inc.	14,739	40,237
*Lantheus Holdings, Inc.	7,781	181,998
*LeMaitre Vascular, Inc.	15,327	797,157
*Lensar, Inc.	49,116	351,179
*LHC Group, Inc.	16,984	2,285,877
#*Ligand Pharmaceuticals, Inc.	9,946	1,451,519
*Lyra Therapeutics, Inc.	1,980	14,454
*Magellan Health, Inc.	101,770	9,650,849
*»Medcath Corp.	116,120	—
#*MediciNova, Inc.	4,227	14,203
*MEDNAX, Inc.	252,481	6,875,058
*Meridian Bioscience, Inc.	138,215	2,599,824
*Merit Medical Systems, Inc.	112,656	7,577,243
*Merrimack Pharmaceuticals, Inc.	84,806	364,666
Mesa Laboratories, Inc.	385	117,694
*Metacrine, Inc.	3,360	4,771
*Minerva Neurosciences, Inc.	4,774	6,684
*»Misonix, Inc.	651	17,278
*ModivCare, Inc.	23,334	3,798,075
*Mustang Bio, Inc.	59,701	133,730
*Myriad Genetics, Inc.	229,405	7,058,792
#*NanoViricides, Inc.	5,722	27,122
*National HealthCare Corp.	34,148	2,388,311
#*Natus Medical, Inc.	42,063	1,053,678
*Neoleukin Therapeutics, Inc.	59	432
*NeuBase Therapeutics, Inc.	702	2,597
*NextCure, Inc.	5,372	44,158
*NextGen Healthcare, Inc.	95,398	1,570,251
#*NuVasive, Inc.	12,331	657,982
*Opiant Pharmaceuticals, Inc.	2,727	64,275
#*OPKO Health, Inc.	38,704	146,688
*Option Care Health, Inc.	32,651	892,352
*OraSure Technologies, Inc.	212,800	2,270,576
Organon & Co.	36,970	1,358,648
*Organovo Holdings, Inc.	1,021	6,340
*Orgenesis, Inc.	200	962
*Orthofix Medical, Inc.	9,006	324,036
*Otonomy, Inc.	32,870	69,027
#*Owens & Minor, Inc.	346,486	12,431,918
*Pacira BioSciences, Inc.	5,343	279,332
Patterson Cos., Inc.	353,422	11,047,972
#*»PDL BioPharma, Inc.	463,418	1,200,253
*Pennant Group, Inc. (The)	3,614	92,410
Perrigo Co. PLC	213,004	9,617,131
#*PetIQ, Inc.	1,957	49,023
Phibro Animal Health Corp., Class A	13,679	300,117

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
Premier, Inc., Class A	118,658	$4,621,729
*Prestige Consumer Healthcare, Inc.	181,994	10,917,820
*Protagonist Therapeutics, Inc.	16,999	529,689
*Prothena Corp. PLC	56,014	3,100,375
*Psychemedics Corp.	758	6,299
*Quidel Corp.	1,685	223,717
*Sage Therapeutics, Inc.	201	8,112
*Satsuma Pharmaceuticals, Inc.	6,227	36,117
*scPharmaceuticals, Inc.	547	3,216
Select Medical Holdings Corp.	364,303	12,102,146
*SIGA Technologies, Inc.	3,715	26,785
*Sio Gene Therapies, Inc.	27,613	52,741
*Star Equity Holdings, Inc.	408	1,077
STERIS PLC	1,039	242,856
*SunLink Health Systems, Inc.	135	324
*Supernus Pharmaceuticals, Inc.	150,338	4,487,589
*Surgalign Holdings, Inc.	134,148	128,956
*Surgery Partners, Inc.	104,246	4,288,680
*Syneos Health, Inc.	73,457	6,856,476
*Synlogic, Inc.	71,863	183,969
*Taro Pharmaceutical Industries, Ltd.	9,922	551,366
*Tempest Therapeutics, Inc.	533	6,247
*Triple-S Management Corp., Class B	80,799	2,851,397
*United Therapeutics Corp.	399	76,113
*Universal Health Services, Inc., Class B	7,487	929,137
*Utah Medical Products, Inc.	1,192	115,421
*Vanda Pharmaceuticals, Inc.	112,191	1,920,710
*Varex Imaging Corp.	100,810	2,706,748
Viatris, Inc.	71,664	956,714
*Viking Therapeutics, Inc.	995	5,791
*Viveve Medical, Inc.	693	1,476
*Windtree Therapeutics, Inc.	3,509	6,246
*Xenetic Biosciences, Inc.	26,294	43,911
*Xeris Biopharma Holdings, Inc.	280	521
*Zynerba Pharmaceuticals, Inc.	5,779	22,134

TOTAL HEALTH CARE		263,468,404

INDUSTRIALS (21.5%)
*AAR Corp.	161,551	5,714,059
ABM Industries, Inc.	304,626	13,406,590
*Acacia Research Corp.	94,080	539,078
ACCO Brands Corp.	287,702	2,379,296
Acme United Corp.	8,819	326,303
Acuity Brands, Inc.	370	76,009
#ADT, Inc.	246,283	2,056,463
*AECOM	122,362	8,365,890
*AeroVironment, Inc.	14,318	1,275,877
#*AGCO Corp.	291,053	35,569,587
Air Lease Corp.	425,692	17,048,965
*Air Transport Services Group, Inc.	130,206	3,240,827
Alamo Group, Inc.	64,075	9,688,140
*Alaska Air Group, Inc.	82,738	4,368,566
Albany International Corp.	78,093	6,298,200
*Allegiant Travel Co.	2,390	418,895
#*Allied Motion Technologies, Inc.	18,884	663,773
Altra Industrial Motion Corp.	41,436	2,160,887

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
AMERCO	45,826	$33,773,304
*Ameresco, Inc., Class A	57,943	4,758,859
*American Woodmark Corp.	21,965	1,509,874
*API Group Corp.	1,140	24,829
Apogee Enterprises, Inc.	114,529	4,802,201
Applied Industrial Technologies, Inc.	100,271	9,774,417
ARC Document Solutions, Inc.	74,000	224,220
ArcBest Corp.	91,415	8,213,638
Arcosa, Inc.	229,140	11,853,412
Argan, Inc.	32,061	1,322,837
*Armstrong Flooring, Inc.	49,319	140,066
*Art’s-Way Manufacturing Co., Inc.	223	827
*ASGN, Inc.	151,262	18,100,011
*Astec Industries, Inc.	72,148	3,851,260
*Atlas Air Worldwide Holdings, Inc., Class A	137,316	11,139,074
*Avalon Holdings Corp., Class A	225	862
AZZ, Inc.	23,240	1,234,741
*Barnes Group, Inc.	141,106	5,917,986
*Barrett Business Services, Inc.	11,005	902,410
*Beacon Roofing Supply, Inc.	304,136	16,079,670
BGSF, Inc.	3,700	44,511
*BlueLinx Holdings, Inc.	94	4,477
Boise Cascade Co.	135,720	7,684,466
*Brady Corp., Class A	85,272	4,441,818
*BrightView Holdings, Inc.	36,680	581,745
*Broadwind, Inc.	17,523	50,992
*Builders FirstSource, Inc.	322,588	18,797,203
*CACI International, Inc., Class A	72,907	20,970,970
CAI International, Inc.	78,665	4,399,733
*CBIZ, Inc.	192,682	7,073,356
*CECO Environmental Corp.	147,082	1,011,924
*Chart Industries, Inc.	163,089	28,951,559
*Chicago Rivet & Machine Co.	1,984	53,370
*CIRCOR International, Inc.	67,222	1,918,516
*Clarivate PLC	928	21,762
*Clean Harbors, Inc.	118,395	13,324,173
*Colfax Corp.	532,332	27,478,978
*Columbus McKinnon Corp.	77,121	3,645,510
*Comfort Systems USA, Inc.	51,396	4,701,192
*Commercial Vehicle Group, Inc.	30,985	311,089
CompX International, Inc.	5,758	124,373
*Construction Partners, Inc., Class A	9,337	332,491
#*Copa Holdings SA, Class A	34,418	2,545,555
*Cornerstone Building Brands, Inc.	11,973	171,334
Costamare, Inc.	289,372	3,880,479
*Covenant Logistics Group, Inc.	63,461	1,802,292
CRA International, Inc.	29,700	3,261,654
*Crane Co.	6,678	689,704
CSW Industrials, Inc.	16,301	2,259,645
#*Deluxe Corp.	3,523	125,665
*DLH Holdings Corp.	504	7,671
Douglas Dynamics, Inc.	63,793	2,698,444
*Ducommun, Inc.	47,190	2,283,524
*Dxp Enterprises, Inc.	59,106	1,948,134
*Dycom Industries, Inc.	31,416	2,495,059
*Eastern Co. (The)	32,938	791,500
*Echo Global Logistics, Inc.	122,731	5,919,316

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
EMCOR Group, Inc.	23,560	$2,862,304
*Encore Wire Corp.	97,598	13,083,988
Enerpac Tool Group Corp.	74,127	1,548,513
EnerSys	88,339	7,070,654
#Eneti, Inc.	1,849	26,200
#Ennis, Inc.	101,081	1,914,474
EnPro Industries, Inc.	73,786	6,615,653
*ESCO Technologies, Inc.	84,062	7,108,283
*Espey Mfg. & Electronics Corp.	12,828	194,088
*EVI Industries, Inc.	22	693
*Federal Signal Corp.	225,366	9,647,918
*Fluor Corp.	16,655	323,773
*Forward Air Corp.	19,421	1,952,976
*Franklin Covey Co.	44,255	1,869,774
*Franklin Electric Co., Inc.	33,104	2,859,524
*FTI Consulting, Inc.	57,928	8,336,998
*Gates Industrial Corp. PLC	74,791	1,229,564
#*GATX Corp.	201,832	19,143,765
Genco Shipping & Trading, Ltd.	135,659	2,329,265
*Gencor Industries, Inc.	59,013	658,585
*Gibraltar Industries, Inc.	138,302	9,011,758
Global Industrial Co.	74,533	3,024,549
*GMS, Inc.	128,379	6,358,612
*Gorman-Rupp Co. (The)	113,530	4,827,296
*Graham Corp.	4,080	51,857
Granite Construction, Inc.	180,216	6,689,618
*Great Lakes Dredge & Dock Corp.	235,537	3,584,873
#*Greenbrier Cos., Inc. (The)	138,122	5,665,764
*Griffon Corp.	265,611	7,036,035
*GXO Logistics, Inc.	133,945	11,894,316
*H&E Equipment Services, Inc.	64,525	2,908,787
*Harsco Corp.	11,015	188,357
*Hawaiian Holdings, Inc.	131,395	2,542,493
*Healthcare Services Group, Inc.	3,653	70,101
Heartland Express, Inc.	10,043	164,002
*Heidrick & Struggles International, Inc.	77,377	3,627,434
Helios Technologies, Inc.	25,541	2,325,508
Herc Holdings, Inc.	45,532	8,288,645
*Heritage-Crystal Clean, Inc.	45,271	1,569,546
*Herman Miller, Inc.	19,744	768,436
*Hill International, Inc.	13,692	27,932
Hillenbrand, Inc.	37,804	1,718,570
*HNI Corp.	5,485	205,139
*Howmet Aerospace, Inc.	58,927	1,749,543
*Hub Group, Inc., Class A	128,934	10,130,344
*Hudson Global, Inc.	422	7,047
*Hudson Technologies, Inc.	23,213	82,174
*Hurco Cos., Inc.	33,909	1,100,347
*Huron Consulting Group, Inc., Class A	83,980	4,212,437
*Huttig Building Products, Inc.	3,773	26,977
*Hyster-Yale Materials Handling, Inc.	43,766	2,102,519
ICF International, Inc.	66,111	6,643,494
*IES Holdings, Inc., Class A	5,101	254,285
Innovative Solutions and Support, Inc.	5,621	37,998
Insteel Industries, Inc.	79,646	3,239,203
*Interface, Inc.	104,373	1,498,796

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
#*iSun, Inc.	434	$3,528
ITT, Inc.	85,743	8,065,844
Jacobs Engineering Group, Inc.	4,867	683,424
*JELD-WEN Holding, Inc.	135,552	3,715,480
*JetBlue Airways Corp.	1,120,014	15,713,796
Kadant, Inc.	53,911	11,974,711
*Kaman Corp.	80,597	2,884,567
*KAR Auction Services, Inc.	187,078	2,744,434
#KBR, Inc.	349,561	14,835,369
*Kelly Services, Inc., Class A	137,475	2,478,674
*Kennametal, Inc.	188,413	7,489,417
*Kforce, Inc.	507	32,833
*Kimball International, Inc., Class B	145,667	1,583,400
*Kirby Corp.	104,289	5,465,787
*Knight-Swift Transportation Holdings, Inc.	708,692	40,175,749
Korn Ferry	206,406	15,936,607
*Kratos Defense & Security Solutions, Inc.	9,228	197,387
*L B Foster Co., Class A	32,768	521,994
*Lawson Products, Inc.	26,450	1,341,015
*Leidos Holdings, Inc.	2,591	259,048
*Limbach Holdings, Inc.	942	6,622
*LS Starrett Co. (The), Class A	801	8,090
#LSI Industries, Inc.	60,157	447,568
Macquarie Infrastructure Holdings LLC	32,371	119,449
*Manitex International, Inc.	6,385	41,311
*Manitowoc Co., Inc. (The)	108,678	2,328,970
ManpowerGroup, Inc.	104,486	10,098,572
*ManTech International Corp., Class A	72,554	6,255,606
Marten Transport, Ltd.	481,854	8,013,232
*Masonite International Corp.	53,228	6,387,892
*MasTec, Inc.	233,014	20,768,538
*Mastech Digital, Inc.	3,529	65,428
*Matrix Service Co.	55,962	572,491
Matson, Inc.	186,591	15,539,299
*Matthews International Corp., Class A	81,984	2,817,790
Maxar Technologies, Inc.	24,156	641,342
McGrath RentCorp.	75,744	5,464,172
*Mercury Systems, Inc.	2,726	140,498
*Meritor, Inc.	8,279	201,511
*Mesa Air Group, Inc.	20,842	157,149
*Middleby Corp. (The)	1,226	223,671
*Miller Industries, Inc.	61,687	2,229,368
*Mistras Group, Inc.	28,522	280,086
*Moog, Inc., Class A	77,021	5,817,396
*MRC Global, Inc.	77,538	643,565
*MSC Industrial Direct Co., Inc.	61,366	5,159,040
*Mueller Industries, Inc.	145,411	7,654,435
*Mueller Water Products, Inc., Class A	312,259	5,124,170
*MYR Group, Inc.	75,884	7,751,551
National Presto Industries, Inc.	11,383	946,496
Navios Maritime Partners, LP	65	1,945
Nielsen Holdings PLC	187,515	3,797,179
*NL Industries, Inc.	4,420	25,503
*NN, Inc.	40,436	201,775
*Northwest Pipe Co.	53,846	1,279,381
*NOW, Inc.	427,324	3,085,279
*NV5 Global, Inc.	35,751	3,722,752

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
nVent Electric PLC	168,534	$5,974,530
*Orion Energy Systems, Inc.	3,225	13,190
*Orion Group Holdings, Inc.	87,764	390,550
*Oshkosh Corp.	176,293	18,863,351
Owens Corning	254,024	23,728,382
*PAM Transportation Services, Inc.	52,430	3,241,223
Pangaea Logistics Solutions, Ltd.	13,222	59,763
Park Aerospace Corp.	20,050	262,455
*Park-Ohio Holdings Corp.	31,696	739,151
*Parsons Corp.	6,468	224,052
Patriot Transportation Holding, Inc.	8,998	137,939
*Perma-Fix Environmental Services, Inc.	88	634
*Perma-Pipe International Holdings, Inc.	44,465	380,176
*PGT Innovations, Inc.	87,543	1,869,043
*Powell Industries, Inc.	34,230	885,188
Preformed Line Products Co.	18,288	1,269,187
Primoris Services Corp.	114,070	3,074,187
*Proto Labs, Inc.	705	42,166
#*Quad/Graphics, Inc.	40,912	161,193
Quanex Building Products Corp.	85,122	1,763,728
Quanta Services, Inc.	590,769	71,648,464
*Quest Resource Holding Corp.	7,056	41,066
*Radiant Logistics, Inc.	172,714	1,162,365
*Raven Industries, Inc.	40,179	2,323,150
*RBC Bearings, Inc.	312	72,986
*RCM Technologies, Inc.	61,355	366,289
*Regal Rexnord Corp.	169,170	25,769,666
*Resideo Technologies, Inc.	158,721	3,914,060
Resources Connection, Inc.	149,903	2,609,811
REV Group, Inc.	54,417	822,241
*Rush Enterprises, Inc., Class A	276,290	14,389,183
*Rush Enterprises, Inc., Class B	77,968	4,031,725
*Ryder System, Inc.	243,899	20,719,220
*Saia, Inc.	62,801	19,634,105
Schneider National, Inc., Class B	78,852	1,966,569
Science Applications International Corp.	6,453	579,350
*Sensata Technologies Holding PLC	171,604	9,455,380
*Servotronics, Inc.	6,331	71,604
*SG Blocks, Inc.	277	839
*Shyft Group, Inc. (The)	116,299	4,792,682
*Sifco Industries, Inc.	8,510	65,272
*Simpson Manufacturing Co., Inc.	50,466	5,353,938
*SkyWest, Inc.	257,278	11,070,672
*Snap-on, Inc.	61,658	12,530,755
*SP Plus Corp.	29,312	945,312
*Spirit Airlines, Inc.	58,828	1,285,392
*SPX Corp.	53,342	3,098,637
SPX FLOW, Inc.	78,557	5,868,993
*Standex International Corp.	57,794	6,430,738
Steelcase, Inc., Class A	215,525	2,564,748
*Sterling Construction Co., Inc.	105,845	2,544,514
*Sunrun, Inc.	1,264	72,908
*Taylor Devices, Inc.	7	84
*Tennant Co.	2,364	187,843
*Terex Corp.	268,366	12,022,797
*Textainer Group Holdings, Ltd.	102,909	4,043,295

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Textron, Inc.	32,241	$2,380,998
*Thermon Group Holdings, Inc.	127,763	2,207,745
*Timken Co. (The)	131,407	9,323,327
*Titan International, Inc.	—	—
*Titan Machinery, Inc.	106,679	3,031,817
*Transcat, Inc.	8,060	603,533
*TriMas Corp.	150,623	5,023,277
Trinity Industries, Inc.	631,459	17,712,425
Triton International, Ltd.	365,065	22,703,392
*TrueBlue, Inc.	149,606	4,166,527
*Tutor Perini Corp.	91,359	1,244,310
*Twin Disc, Inc.	45,044	611,698
UFP Industries, Inc.	278,960	22,827,297
*Ultralife Corp.	56,788	355,493
*UniFirst Corp.	56,206	11,126,540
*United Airlines Holdings, Inc.	1,047	48,309
*Univar Solutions, Inc.	108,955	2,787,069
Universal Logistics Holdings, Inc.	12,580	265,186
*US Ecology, Inc.	3,716	119,618
*US Xpress Enterprises, Inc., Class A	10,338	78,259
*USA Truck, Inc.	14,812	285,427
*Valmont Industries, Inc.	12,275	2,933,234
*Vectrus, Inc.	47,055	2,278,874
*Veritiv Corp.	38,418	4,121,099
*Viad Corp.	84,251	3,738,217
*Vidler Water Resources, Inc.	50,122	619,508
*Virco MFG. Corp.	12,780	42,430
*VSE Corp.	26,188	1,454,743
*Wabash National Corp.	189,318	2,940,109
*Watts Water Technologies, Inc., Class A	65,622	12,469,492
*Werner Enterprises, Inc.	204,618	9,273,288
*WESCO International, Inc.	173,722	22,507,422
*Wilhelmina International, Inc.	1,048	5,754
#*Willdan Group, Inc.	14,488	484,334
*Willis Lease Finance Corp.	36,626	1,483,719
*WillScot Mobile Mini Holdings Corp.	509,908	17,719,303
*XPO Logistics, Inc.	133,945	11,492,481
Zurn Water Solutions Corp.	128,780	4,672,138

TOTAL INDSUTRIALS		1,411,235,190

INFORMATION TECHNOLOGY (8.2%)
*ACI Worldwide, Inc.	10,297	315,912
ADTRAN, Inc.	107,636	1,989,113
*Advanced Energy Industries, Inc.	2,827	259,575
*Alithya Group, Inc., Class A	89,683	247,525
*Alliance Data Systems Corp.	6,494	553,613
*Alpha & Omega Semiconductor, Ltd.	96,702	3,350,724
*Amkor Technology, Inc.	654,133	14,338,595
*Amtech Systems, Inc.	43,046	646,551
#*Applied Optoelectronics, Inc.	1,509	11,544
*Arlo Technologies, Inc.	8,234	56,815
*Arrow Electronics, Inc.	390,791	45,234,058
*AstroNova, Inc.	28,177	464,921
*Asure Software, Inc.	11,304	109,197
*Autoscope Technologies Corp.	181	1,238
*Avaya Holdings Corp.	11,316	210,704
*Aviat Networks, Inc.	16,326	466,924

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Avnet, Inc.	394,340	$15,028,297
*Aware, Inc.	72,391	254,816
*Axcelis Technologies, Inc.	125,801	6,910,249
*AXT, Inc.	171,300	1,399,521
*Bel Fuse, Inc.	7,823	116,680
*Bel Fuse, Inc., Class B	7,503	104,442
*Belden, Inc.	85,889	5,171,377
Benchmark Electronics, Inc.	209,080	4,873,655
BK Technologies Corp.	507	1,496
#*BM Technologies, Inc.	8,473	75,749
*Bottomline Technologies DE, Inc.	459	21,252
*Brooks Automation, Inc.	149,662	17,428,140
#*BSQUARE Corp.	33,602	74,932
Cass Information Systems, Inc.	5,098	208,967
*Cerence, Inc.	1,261	132,569
*CEVA, Inc.	5,396	246,112
*Cirrus Logic, Inc.	86,254	6,970,186
*Clearfield, Inc.	15,018	848,367
*ClearOne, Inc.	83	131
CMC Materials, Inc.	2,192	281,387
*Coda Octopus Group, Inc.	66	557
*Coherent, Inc.	24,310	6,184,464
*Cohu, Inc.	66,355	2,126,014
*Computer Task Group, Inc.	59,710	463,350
Comtech Telecommunications Corp.	124,202	2,679,037
Concentrix Corp.	211,396	37,560,841
*Conduent, Inc.	151,657	1,023,685
*CSG Systems International, Inc.	25,361	1,269,318
*CSP, Inc.	5,491	46,783
*CTS Corp.	98,519	3,509,247
*Cyberoptics Corp.	28,832	1,204,024
*Daktronics, Inc.	104,594	580,497
*Data I/O Corp.	18,111	98,162
*Digi International, Inc.	126,389	2,723,683
*Diodes, Inc.	227,675	21,877,291
*DSP Group, Inc.	68,852	1,512,678
*DXC Technology Co.	126,090	4,106,751
*Ebix, Inc.	10,046	329,609
*EchoStar Corp., Class A	150,916	3,540,489
*Electro-Sensors, Inc.	248	1,277
*EMCORE Corp.	45,704	341,866
*ePlus, Inc.	66,917	7,399,013
*Evolving Systems, Inc.	69	188
*ExlService Holdings, Inc.	4,788	587,152
*Fabrinet	122,455	11,755,680
*FARO Technologies, Inc.	2,631	193,563
*First Solar, Inc.	19,136	2,288,474
*Flex, Ltd.	880,760	14,884,844
*FormFactor, Inc.	244,897	9,742,003
*Frequency Electronics, Inc.	36,804	367,672
*Genasys, Inc.	98	498
*GSI Technology, Inc.	69,671	361,592
*GTY Technology Holdings, Inc.	9,458	71,881
#*Hackett Group, Inc. (The)	90,393	1,910,908
*Harmonic, Inc.	327,361	2,969,164
*I3 Verticals, Inc., Class A	815	18,248

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Ichor Holdings, Ltd.	73,378	$3,208,086
*II-VI, Inc.	107,002	6,474,691
*Immersion Corp.	1,474	11,777
Information Services Group, Inc.	6,612	53,888
*Insight Enterprises, Inc.	146,740	13,896,278
InterDigital, Inc.	48,617	3,254,908
*inTEST Corp.	51,079	565,445
*Intevac, Inc.	46,019	214,909
*Issuer Direct Corp.	250	6,367
*Iteris, Inc.	5,783	30,997
*Itron, Inc.	4,854	377,496
*Jabil, Inc.	378,632	22,702,775
Juniper Networks, Inc.	187,220	5,526,734
*Key Tronic Corp.	55,546	358,272
*Kimball Electronics, Inc., Class B	110,386	3,173,598
*Knowles Corp.	425,349	8,864,273
*Kulicke & Soffa Industries, Inc.	175,477	10,002,189
*KVH Industries, Inc.	49,047	503,222
*Lantronix, Inc.	9,015	87,445
*LGL Group, Inc. (The)	10,224	129,436
*Lightpath Technologies, Inc.	617	1,203
*Littelfuse, Inc.	594	174,963
*Luna Innovations, Inc.	35,024	341,134
*MACOM Technology Solutions Holdings, Inc.	146	10,194
*MagnaChip Semiconductor Corp.	2,960	56,122
*Maximus, Inc.	3,258	275,529
Methode Electronics, Inc.	165,396	6,958,210
MKS Instruments, Inc.	86,518	12,982,026
*N-Able, Inc.	2,965	39,434
*Napco Security Technologies, Inc.	18,706	897,140
*NeoPhotonics Corp.	35,153	355,748
*NETGEAR, Inc.	108,517	3,128,545
*NetScout Systems, Inc.	297,829	8,059,253
*NetSol Technologies, Inc.	498	2,251
Network-1 Technologies, Inc.	5,396	15,163
*nLight, Inc.	787	22,130
*Nortech Systems, Inc.	244	2,501
NVE Corp.	492	33,441
*ON Semiconductor Corp.	147,893	7,109,217
*OneSpan, Inc.	57,280	1,169,658
*Onto Innovation, Inc.	127,467	10,096,661
*Optical Cable Corp.	8,416	32,486
*OSI Systems, Inc.	61,739	5,748,518
*Park City Group, Inc.	321	1,820
PC Connection, Inc.	162,245	7,471,382
PCTEL, Inc.	67,965	391,478
*PDF Solutions, Inc.	829	19,506
*Perficient, Inc.	96,250	11,896,500
*PFSweb, Inc.	915	11,895
#*Photronics, Inc.	209,028	2,715,274
*Ping Identity Holding Corp.	12,880	364,890
*Plexus Corp.	108,854	9,505,131
*Powerfleet, Inc.	5,717	39,562
Qad, Inc.	465	40,646
*Rambus, Inc.	232,304	5,405,714
*RF Industries, Ltd.	23,468	178,591
*Ribbon Communications, Inc.	28,126	153,849

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Richardson Electronics, Ltd.	49,836	$543,711
*Rogers Corp.	42,130	8,473,186
*Rubicon Technology, Inc.	4	40
*Sanmina Corp.	308,784	11,656,596
Sapiens International Corp. NV	3,848	134,411
*ScanSource, Inc.	94,897	3,395,415
*SigmaTron International, Inc.	1,284	11,299
*SMART Global Holdings, Inc.	14,606	780,837
*Smith Micro Software, Inc.	10,272	58,550
*StarTek, Inc.	4,876	26,818
#*Stratasys, Ltd.	92,049	2,903,225
*Super Micro Computer, Inc.	66,711	2,360,902
*Synaptics, Inc.	23,882	4,646,721
*Synchronoss Technologies, Inc.	16,678	44,030
SYNNEX Corp.	210,629	22,116,045
*Taitron Components, Inc.	978	3,961
*Tessco Technologies, Inc.	33,244	174,199
*Trio-Tech International	1,041	4,684
*TSR, Inc.	9	95
*TTM Technologies, Inc.	429,357	5,684,687
*Turtle Beach Corp.	1,158	33,304
*Ultra Clean Holdings, Inc.	140,095	6,944,509
*Upland Software, Inc.	6,644	221,710
*Veeco Instruments, Inc.	89,405	2,171,647
*VerifyMe, Inc.	239	803
*Verint Systems, Inc.	34,464	1,606,022
*Viasat, Inc.	43,274	2,583,025
*Vishay Intertechnology, Inc.	493,895	9,492,662
*Vishay Precision Group, Inc.	61,324	2,090,535
*Wayside Technology Group, Inc.	4,869	129,467
*WidePoint Corp.	80	406
Xerox Holdings Corp.	14,168	252,190
Xperi Holding Corp.	82,501	1,478,418

TOTAL INFORMATION TECHNOLOGY		537,310,498

MATERIALS (7.8%)
*Advanced Emissions Solutions, Inc.	8,374	56,859
*AdvanSix, Inc.	88,766	4,314,028
*AgroFresh Solutions, Inc.	7,956	16,151
*Albemarle Corp.	1,324	331,622
Alcoa Corp.	83,384	3,831,495
#*Allegheny Technologies, Inc.	268,988	4,314,607
*Alpha Metallurgical Resources, Inc.	3,131	193,464
American Vanguard Corp.	123,363	1,921,996
*Ampco-Pittsburgh Corp.	3,149	17,697
*Arconic Corp.	19,701	579,603
*Ashland Global Holdings, Inc.	191,277	18,364,505
Avient Corp.	47,159	2,540,927
*Berry Global Group, Inc.	16,563	1,085,539
*Cabot Corp.	109,209	5,826,300
Caledonia Mining Corp. PLC	1,282	15,884
Carpenter Technology Corp.	149,365	4,612,391
#*Century Aluminum Co.	377,341	4,984,675
*CF Industries Holdings, Inc.	208,543	11,845,242
Chase Corp.	16,507	1,584,672
*Chemours Co. (The)	16,823	471,380

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (Continued)
*Clearwater Paper Corp.	83,468	$3,491,466
#*Cleveland-Cliffs, Inc.	18,060	435,427
*Coeur Mining, Inc.	414,186	2,621,798
#Commercial Metals Co.	550,745	17,722,974
*Core Molding Technologies, Inc.	22,812	250,932
*Domtar Corp.	213,899	11,676,746
Eastman Chemical Co.	22,589	2,349,934
Ecovyst, Inc.	13,780	160,951
Element Solutions, Inc.	914,545	20,769,317
*Ferro Corp.	83,666	1,758,659
*Ferroglobe PLC	12,960	85,925
*Flexible Solutions International, Inc.	1,181	4,322
FMC Corp.	887	80,726
Fortitude Gold Corp.	29,616	201,093
Friedman Industries, Inc.	18,630	256,349
FutureFuel Corp.	65,144	459,916
*GCP Applied Technologies, Inc.	20,147	455,524
Glatfelter Corp.	235,527	3,869,709
#Gold Resource Corp.	108,335	199,336
*Graphic Packaging Holding Co.	516,837	10,300,561
Greif, Inc., Class A	91,627	5,926,434
Greif, Inc., Class B	15,964	1,041,811
*Hawkins, Inc.	78,881	2,892,566
*Haynes International, Inc.	64,151	2,574,380
HB Fuller Co.	215,093	15,166,207
*Hecla Mining Co.	2,128,997	12,305,603
*Huntsman Corp.	793,071	25,838,253
#*Ikonics Corp.	36	955
Innospec, Inc.	89,657	8,123,821
*Intrepid Potash, Inc.	18,072	880,287
Kaiser Aluminum Corp.	70,396	6,838,267
*Koppers Holdings, Inc.	24,029	843,178
*Kraton Corp.	111,919	5,109,102
Kronos Worldwide, Inc.	76,763	1,000,222
#*Livent Corp.	125,269	3,535,091
*Louisiana-Pacific Corp.	185,693	10,942,888
*Materion Corp.	85,277	6,155,294
*Mercer International, Inc.	228,909	2,465,350
*Minerals Technologies, Inc.	145,020	10,287,719
Mosaic Co. (The)	239,505	9,956,223
*Myers Industries, Inc.	92,136	1,896,159
*Neenah, Inc.	47,467	2,398,982
#Nexa Resources SA	6,064	51,241
*Northern Technologies International Corp.	44,842	683,840
*Olin Corp.	480,822	27,397,238
Olympic Steel, Inc.	52,325	1,411,205
*Orion Engineered Carbons SA	3,447	64,804
Packaging Corp. of America	6,086	836,034
Pactiv Evergreen, Inc.	2,854	39,699
#*Quaker Chemical Corp.	529	130,049
*Ramaco Resources, Inc.	162	3,012
*Ranpak Holdings Corp.	18,510	637,855
#*Rayonier Advanced Materials, Inc.	214,283	1,538,552
*Reliance Steel & Aluminum Co.	305,575	44,662,842
Resolute Forest Products, Inc.	80,393	945,422
*Ryerson Holding Corp.	17,335	456,951
*Schnitzer Steel Industries, Inc.	151,640	8,158,232

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MATERIALS (Continued)
*Schweitzer-Mauduit International, Inc.	109,950	$3,830,658
Sensient Technologies Corp.	20,799	1,988,384
*Silgan Holdings, Inc.	13,551	544,750
*Smith-Midland Corp.	120	2,400
*Sonoco Products Co.	57,956	3,358,550
*Steel Dynamics, Inc.	533,554	35,257,248
*Stepan Co.	69,040	8,286,181
*Summit Materials, Inc., Class A	380,527	13,565,788
SunCoke Energy, Inc.	342,226	2,470,872
*Synalloy Corp.	24,561	277,539
*TimkenSteel Corp.	234,634	3,273,144
*Trecora Resources	49,579	385,725
*Tredegar Corp.	90,692	1,093,745
Trinseo PLC	54,943	3,080,105
Tronox Holdings PLC, Class A	387,832	9,044,242
*UFP Technologies, Inc.	15,338	949,269
*United States Lime & Minerals, Inc.	12,201	1,506,579
#*United States Steel Corp.	409,864	10,816,311
*Universal Stainless & Alloy Products, Inc.	17,097	162,080
Valvoline, Inc.	105,622	3,586,923
*Venator Materials PLC	27,797	83,669
#Verso Corp., Class A	119,284	2,633,791
Warrior Met Coal, Inc.	62,298	1,493,283
*Westlake Chemical Corp.	260,362	25,343,637
Westrock Co.	82,473	3,966,951
*Worthington Industries, Inc.	116,616	6,334,581

TOTAL MATERIALS		510,592,875

REAL ESTATE (0.6%)
*Altisource Portfolio Solutions SA	2,866	37,258
*AMREP Corp.	10,126	141,966
*Cushman & Wakefield PLC	175,541	3,228,199
*Five Point Holdings LLC, Class A	8,804	64,797
*Forestar Group, Inc.	42,102	823,936
*FRP Holdings, Inc.	27,162	1,553,666
*Howard Hughes Corp. (The)	26,993	2,351,900
Indus Realty Trust, Inc.	10,561	736,102
*Jones Lang LaSalle, Inc.	53,520	13,820,470
*Kennedy-Wilson Holdings, Inc.	79,578	1,780,160
*Marcus & Millichap, Inc.	41,310	1,945,701
Newmark Group, Inc., Class A	2,633	39,179
#*Rafael Holdings, Inc., Class B	43,798	331,113
Re/Max Holdings, Inc.	37,289	1,186,163
*Realogy Holdings Corp.	388,338	6,726,014
RMR Group, Inc. (The), Class A	8,075	280,929
*St Joe Co. (The)	9,476	445,562
#*Stratus Properties, Inc.	26,919	917,400
*Tejon Ranch Co.	113,186	2,061,117
*Trinity Place Holdings, Inc.	91	183

TOTAL REAL ESTATE		38,471,815

UTILITIES (0.2%)
*Genie Energy, Ltd., Class B	84,494	418,245
*MDU Resources Group, Inc.	54,701	1,680,962
*New Jersey Resources Corp.	42,852	1,620,234
NRG Energy, Inc.	6	239

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UTILITIES (Continued)
#*Ormat Technologies, Inc.	80,841	$5,847,230
*Sunnova Energy International, Inc.	3,056	136,175

Vistra Corp.	215,052	4,212,869

TOTAL UTILITIES		13,915,954

TOTAL COMMON STOCKS (Cost $3,102,654,605)		6,408,669,308

PREFERRED STOCKS (0.1%)
COMMUNICATION SERVICES (0.0%)
*Liberty Broadband Corp.	13,712	389,421

CONSUMER DISCRETIONARY (0.0%)
Qurate Retail, Inc.	12,158	1,327,411

INDUSTRIALS (0.1%)
WESCO International, Inc., Series A	66,146	2,076,984

TOTAL PREFERRED STOCKS (Cost $2,768,268)		3,793,816

RIGHTS (0.0%)
COMMUNICATION SERVICES (0.0%)
*»Media General, Inc.	109,358	6,167

CONSUMER DISCRETIONARY (0.0%)
*»Zagg, Inc.	94,298	8,487

FINANCIALS (0.0%)
*»Newstar Financial, Inc.	159,703	16,226

HEALTH CARE (0.0%)
*»Achillion Pharmaceuticals	98,996	143,544
*»Pfenex, Inc.	3,214	2,411
*»Xeris Biopharma Holdings, Inc.	358	50

TOTAL HEALTH CARE		146,005

TOTAL RIGHTS (Cost $56,436)		176,885

WARRANT (0.0%)
ENERGY (0.0%)
*Nabors Industries, Ltd. 6/11/2026	3,459	25,597

TOTAL WARRANT (Cost $–)		25,597

TOTAL INVESTMENT SECURITIES (Cost $3,105,479,309)		6,412,665,606

SECURITIES LENDING COLLATERAL (2.1%)
@§The DFA Short Term Investment Fund	11,803,654	136,562,377

TOTAL INVESTMENTS (Cost $3,242,041,687) — 100.0%		6,549,227,985

Dimensional U.S. Targeted Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMON STOCKS (98.5%)
AUSTRALIA (6.4%)
*5G Networks, Ltd.	40	$28
*A2B Australia, Ltd.	92	92
Accent Group, Ltd.	272	507
Adairs, Ltd.	6,335	17,558
Adbri, Ltd.	288	645
*Advance NanoTek, Ltd.	16	42
*Aeris Resources, Ltd.	1,048	126
*Afterpay, Ltd.	2,248	208,172
AGL Energy, Ltd.	42,153	181,101
#*Alkane Resources, Ltd.	276	186
*Alliance Aviation Services, Ltd.	368	1,034
ALS, Ltd.	25,799	255,979
Altium, Ltd.	4,637	127,890
Alumina, Ltd.	7,878	11,775
#*AMA Group, Ltd.	1,351	492
*AMP, Ltd.	6,736	5,464
Ampol, Ltd.	8,187	187,860
Ansell, Ltd.	6,189	146,476
APA Group	60,468	372,424
Appen, Ltd.	6,694	54,050
ARB Corp., Ltd.	40	1,460
*Ardent Leisure Group, Ltd.	420	472
*»Aristocrat Leisure, Ltd.	929	32,572
#*Aristocrat Leisure, Ltd.	19,988	700,807
*Artemis Resources, Ltd.	496	37
ASX, Ltd.	6,706	418,162
Atlas Arteria, Ltd.	52,083	242,541
AUB Group, Ltd.	109	1,777
*Aurelia Metals, Ltd.	8,745	2,496
Aurizon Holdings, Ltd.	96,592	244,495
AusNet Services, Ltd.	1,196	2,219
Austal, Ltd.	13,585	19,183
*Austin Engineering, Ltd.	401	71
*Australia & New Zealand Banking Group, Ltd.	81,992	1,732,980
*Australian Agricultural Co., Ltd.	990	1,175
Australian Ethical Investment, Ltd.	56	576
*Australian Pharmaceutical Industries, Ltd.	1,902	2,157
*Australian Vintage, Ltd.	122	76
Auswide Bank, Ltd.	46	237
#Ava Risk Group, Ltd.	68	23
AVJennings, Ltd.	108	50
Baby Bunting Group, Ltd.	1,268	5,619
Bank of Queensland, Ltd.	1,247	8,242
Bapcor, Ltd.	12,517	74,742
Base Resources, Ltd.	260	60
Beach Energy, Ltd.	88,193	92,407
Beacon Lighting Group, Ltd.	72	118
Bega Cheese, Ltd.	217	883
Bell Financial Group, Ltd.	108	148
Bendigo & Adelaide Bank, Ltd.	60,037	417,118
#BHP Group, Ltd., Sponsored ADR	12,060	661,370
#BHP Group, Ltd.	89,728	2,465,299
Blackmores, Ltd.	8	566
BlueScope Steel, Ltd.	1,912	29,612
Brambles, Ltd.	69,585	524,744

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Bravura Solutions, Ltd.	9,549	$19,939
Breville Group, Ltd.	7,549	166,189
*Brickworks, Ltd.	52	927
BSA, Ltd.	228	51
*Bubs Australia, Ltd.	224	87
BWX, Ltd.	273	955
*»BWX, Ltd.	34	119
*Byron Energy, Ltd.	392	41
Capitol Health, Ltd.	664	170
Capral, Ltd.	12	72
carsales.com, Ltd.	13,089	242,436
*Catapult Group International, Ltd.	60	80
Cedar Woods Properties, Ltd.	403	1,804
*Central Petroleum, Ltd.	400	36
Challenger, Ltd.	396	2,064
*Champion Iron, Ltd.	228	754
CIMIC Group, Ltd.	1,783	26,677
*City Chic Collective, Ltd.	8,853	41,160
Class, Ltd.	68	149
Cleanaway Waste Management, Ltd.	139,955	281,722
ClearView Wealth, Ltd.	180	107
Clinuvel Pharmaceuticals, Ltd.	20	580
Clover Corp., Ltd.	100	121
Cochlear, Ltd.	2,415	399,858
Codan, Ltd.	92	694
Coles Group, Ltd.	44,476	572,578
Collins Foods, Ltd.	25,405	244,246
Commonwealth Bank of Australia	53,249	4,186,712
Computershare, Ltd.	23,434	330,200
#*Cooper Energy, Ltd.	1,128	246
*Corporate Travel Management, Ltd.	3,729	68,593
Costa Group Holdings, Ltd.	8,068	17,695
*»Costa Group Holdings, Ltd.	1,235	2,709
*Crown Resorts, Ltd.	5,665	42,380
CSL, Ltd.	14,963	3,377,121
*CSR, Ltd.	1,548	6,895
*Dacian Gold, Ltd.	316	55
Data#3, Ltd.	3,677	15,659
Dicker Data, Ltd.	452	5,089
Domain Holdings Australia, Ltd.	132	567
Domino’s Pizza Enterprises, Ltd.	2,509	255,276
Downer EDI, Ltd.	37,721	178,493
Eagers Automotive, Ltd.	3,719	41,397
*Eclipx Group, Ltd.	312	586
*Elders, Ltd.	24,624	222,496
#*Electro Optic Systems Holdings, Ltd.	6,697	16,046
*Elmo Software, Ltd.	24	96
Emeco Holdings, Ltd.	3,967	3,278
Endeavour Group, Ltd.	26,123	133,423
Enero Group, Ltd.	40	119
EQT Holdings, Ltd.	8	169
Estia Health, Ltd.	1,588	2,505
*EVENT Hospitality and Entertainment, Ltd.	560	6,907
*»Evolution Mining, Ltd.	533	1,453
Evolution Mining, Ltd.	11,092	30,242
*Experience Co., Ltd.	228	62

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Fiducian Group, Ltd.	12	$79
Finbar Group, Ltd.	100	62
Fleetwood, Ltd.	56	100
#*Flight Centre Travel Group, Ltd.	297	4,459
Fortescue Metals Group, Ltd.	62,729	656,323
*G8 Education, Ltd.	71,810	59,330
Genworth Mortgage Insurance Australia, Ltd.	64,928	112,165
Gold Road Resources, Ltd.	76,534	79,616
*GrainCorp, Ltd., Class A	70,008	330,221
*GTN, Ltd.	136	53
GUD Holdings, Ltd.	24,809	227,335
GWA Group, Ltd.	142	290
Hansen Technologies, Ltd.	112	532
Harvey Norman Holdings, Ltd.	17,473	65,095
Healius, Ltd.	485	1,756
*Helloworld Travel, Ltd.	40	82
HT&E, Ltd.	956	1,386
HUB24, Ltd.	32	761
*Huon Aquaculture Group, Ltd.	28	81
IDP Education, Ltd.	5,136	144,469
IGO, Ltd.	49,959	361,734
Iluka Resources, Ltd.	36,906	260,569
Image Resources NL	357	52
Imdex, Ltd.	11,642	25,096
*Incitec Pivot, Ltd.	119,726	268,879
Infomedia, Ltd.	10,563	10,949
Inghams Group, Ltd.	126,554	352,653
Insurance Australia Group, Ltd.	65,448	235,958
Integral Diagnostics, Ltd.	2,912	10,280
*Integrated Research, Ltd.	72	82
InvoCare, Ltd.	9,883	84,104
IOOF Holdings, Ltd.	29,029	88,959
IPH, Ltd.	28,017	180,133
IRESS, Ltd.	20,578	185,474
IVE Group, Ltd.	96	129
James Hardie Industries PLC	15,307	593,825
*»Japara Healthcare, Ltd.	168	177
JB Hi-Fi, Ltd.	6,533	247,751
Johns Lyng Group, Ltd.	8,891	43,340
Jumbo Interactive, Ltd.	32	402
Jupiter Mines, Ltd.	876	155
Kogan.com, Ltd.	2,779	20,748
Lendlease Corp., Ltd.	27,937	219,487
Lifestyle Communities, Ltd.	282	4,607
*»LI-S Energy, Ltd.	3	–
#*Livetiles, Ltd.	288	27
Lovisa Holdings, Ltd.	639	10,425
*Lynas Rare Earths, Ltd.	15,592	85,843
MA Financial Group, Ltd.	40	246
MACA, Ltd.	250	144
*Macmahon Holdings, Ltd.	1,120	172
Macquarie Group, Ltd.	8,666	1,287,683
Magellan Financial Group, Ltd.	4,547	118,407
#*Mayne Pharma Group, Ltd.	10,100	2,579
McMillan Shakespeare, Ltd.	2,745	28,226

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
McPherson’s, Ltd.	80	$58
Medibank Pvt, Ltd.	121,394	302,715
*Medusa Mining, Ltd.	192	111
#*Mesoblast, Ltd.	31,908	38,106
Metcash, Ltd.	47,228	144,375
*Mincor Resources NL	792	818
*»Mincor Resources Placement	86	89
Mineral Resources, Ltd.	2,455	71,158
MNF Group, Ltd.	36	193
Monadelphous Group, Ltd.	2,104	15,882
Monash IVF Group, Ltd.	1,890	1,334
MotorCycle Holdings, Ltd.	32	75
Mount Gibson Iron, Ltd.	378	119
*Myer Holdings, Ltd.	796	323
#MyState, Ltd.	416	1,628
*Nanosonics, Ltd.	92	409
*National Australia Bank, Ltd.	113,499	2,447,503
Navigator Global Investments, Ltd.	827	1,168
#*Nearmap, Ltd.	8,265	13,719
Netwealth Group, Ltd.	79	1,027
New Hope Corp., Ltd.	3,323	5,017
Newcrest Mining, Ltd.	26,261	490,946
*NEXTDC, Ltd.	16,832	148,423
nib holdings, Ltd.	4,513	22,440
Nick Scali, Ltd.	683	7,423
Nine Entertainment Co. Holdings, Ltd.	65,045	134,841
Northern Star Resources, Ltd.	81,967	568,865
NRW Holdings, Ltd.	60,967	83,571
*Nufarm, Ltd.	63,573	207,711
Objective Corp., Ltd.	12	188
OFX Group, Ltd.	160	192
Oil Search, Ltd.	83,278	268,340
*OM Holdings, Ltd.	260	211
*Omni Bridgeway, Ltd.	1,885	4,389
*oOh!media, Ltd.	75,395	102,782
*Orica, Ltd.	15,953	181,292
Origin Energy, Ltd.	71,320	270,521
*Orocobre, Ltd.	7,552	50,484
Orora, Ltd.	4,902	12,150
OZ Minerals, Ltd.	29,637	559,403
Pacific Smiles Group, Ltd.	36	78
Pact Group Holdings, Ltd.	5,892	13,719
*Panoramic Resources, Ltd.	736	133
#*Pantoro, Ltd.	480	79
Peet, Ltd.	280	227
Pendal Group, Ltd.	148	739
People Infrastructure, Ltd.	40	133
Perenti Global, Ltd.	520	398
Perpetual, Ltd.	5,994	169,549
*Perseus Mining, Ltd.	912	1,082
*Pilbara Minerals, Ltd.	965	1,595
Platinum Asset Management, Ltd.	639	1,459
*PPK Group, Ltd.	8	78
#*Praemium, Ltd.	256	230
*Premier Investments, Ltd.	8,861	203,525
#Pro Medicus, Ltd.	5,851	234,149

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Probiotec, Ltd.	32	$53
*»Propel Funeral Partners, Ltd.	5	16
Propel Funeral Partners, Ltd.	44	139
PWR Holdings, Ltd.	48	340
*Qantas Airways, Ltd.	28,135	113,057
QANTM Intellectual Property, Ltd.	68	63
QBE Insurance Group, Ltd.	61,102	542,923
Qube Holdings, Ltd.	77,320	184,679
Ramelius Resources, Ltd.	72,136	86,148
Ramsay Health Care, Ltd.	4,548	240,555
#REA Group, Ltd.	217	26,101
*Red 5, Ltd.	1,236	241
*Red River Resources, Ltd.	236	40
*Redbubble, Ltd.	8,562	26,688
Reece, Ltd.	10,270	153,428
Regis Healthcare, Ltd.	104	154
Regis Resources, Ltd.	462	694
*»Regis Resources, Ltd.	217	326
*Reject Shop, Ltd. (The)	28	146
Reliance Worldwide Corp., Ltd.	10,685	46,307
*Resolute Mining, Ltd.	3,060	965
*Retail Food Group, Ltd.	1,588	95
Ridley Corp., Ltd.	132	131
Rio Tinto, Ltd.	11,088	751,953
*RPMGlobal Holdings, Ltd.	84	123
Sandfire Resources, Ltd.	45,740	191,016
*»Sandfire Resources, Ltd.	57,710	241,004
Santos, Ltd.	97,794	512,703
SEEK, Ltd.	22,105	542,920
*Select Harvests, Ltd.	5,702	31,650
Senex Energy, Ltd.	8,501	28,350
ServCorp., Ltd.	36	110
Service Stream, Ltd.	2,762	1,815
*»Service Stream, Ltd.	1,384	910
Seven Group Holdings, Ltd.	2,509	40,574
SG Fleet Group, Ltd.	84	160
Sigma Healthcare, Ltd.	8,845	3,787
*Silver Lake Resources, Ltd.	247,669	315,311
*Silver Mines, Ltd.	448	74
Sims, Ltd.	262	2,812
SmartGroup Corp., Ltd.	4,352	26,216
Sonic Healthcare, Ltd.	24,287	730,226
South32, Ltd.	320,108	858,347
Southern Cross Media Group, Ltd.	14,170	24,692
Spark Infrastructure Group	36,655	77,364
SRG Global, Ltd.	300	116
St Barbara, Ltd.	73,773	81,177
*Star Entertainment Grp, Ltd. (The)	55,419	152,348
Steadfast Group, Ltd.	44,507	155,446
SunCorp. Group, Ltd.	51,237	451,034
Super Retail Group, Ltd.	9,582	93,058
*»Superloop, Ltd.	114	110
*Superloop, Ltd.	388	376
*Sydney Airport	32,243	198,343
*Syrah Resources, Ltd.	22,487	21,197

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
#TabCorp. Holdings, Ltd.	96,419	$359,205
Tassal Group, Ltd.	9,400	25,064
Technology One, Ltd.	23,567	216,131
Telstra Corp., Ltd.	153,671	440,913
*Temple & Webster Group, Ltd.	32	305
TPG Telecom, Ltd.	235	1,191
*»Transurban Group	8,560	86,411
Transurban Group	113,192	1,142,649
Treasury Wine Estates, Ltd.	31,375	271,478
United Malt Grp, Ltd.	26,330	79,897
»Virtus Health, Ltd.	26	108
Virtus Health, Ltd.	403	1,680
Vita Group, Ltd.	106	66
Viva Energy Group, Ltd.	10,788	18,799
*Wagners Holding Co., Ltd.	44	59
*Webjet, Ltd.	65,681	311,785
*Wesfarmers, Ltd.	33,430	1,437,507
*West African Resources, Ltd.	24,376	23,802
*Western Areas, Ltd.	29,044	68,935
Westgold Resources, Ltd.	3,547	5,195
*Westpac Banking Corp.	106,525	2,053,881
*Whitehaven Coal, Ltd.	119,815	234,882
WiseTech Global, Ltd.	2,739	105,085
Woodside Petroleum, Ltd.	46,166	806,547
Woolworths Group, Ltd.	33,854	968,289
Worley, Ltd.	343	2,787
*Xero, Ltd.	4,246	476,813

TOTAL AUSTRALIA		49,505,217

AUSTRIA (0.4%)
Agrana Beteiligungs AG	12	253
ANDRITZ AG	5,104	289,305
AT&S Austria Technologie & Systemtechnik AG	2,264	86,853
Atrium European Real Estate, Ltd.	3,110	12,777
BAWAG Group AG	3,980	250,788
*DO & CO AG	4	362
*Erste Group Bank AG	11,260	483,435
EVN AG	33	932
*Flughafen Wien AG	4	132
*Kapsch TrafficCom AG	4	71
*Lenzing AG	2,063	248,289
Mayr Melnhof Karton AG	4	788
Oesterreichische Post AG	328	13,855
OMV AG	7,050	427,510
Palfinger AG	388	17,152
POLYTEC Holding AG	12	118
*Porr AG	8	115
Raiffeisen Bank International AG	10,683	312,781
Rosenbauer International AG	4	218
S IMMO AG	28	664
*Schoeller-Bleckmann Oilfield Equipment AG	8	327
Semperit AG Holding	4	135
Strabag SE	8	343
Telekom Austria AG	1,222	10,578
UNIQA Insurance Group AG	866	8,067

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
AUSTRIA (Continued)
Verbund AG	2,055	$214,270
Vienna Insurance Group AG Wiener Versicherung Gruppe	40	1,169
voestalpine AG	4,252	161,593
Wienerberger AG	8,524	302,047
Zumtobel Group AG	16	165

TOTAL AUSTRIA		2,845,092

BELGIUM (0.9%)
Ackermans & van Haaren NV	1,297	223,191
Ageas SA	7,030	342,502
*AGFA-Gevaert NV	5,749	25,015
#Anheuser-Busch InBev SA/NV	27,926	1,705,382
*Argenx SE, Sponsored ADR	165	49,824
*Argenx SE	699	209,428
Barco NV	5,312	119,626
Bekaert SA	2,883	126,381
#*Biocartis Group NV	28	128
*bpost SA	12,132	103,894
Cie d’Entreprises CFE	60	6,145
D’ieteren Group	423	72,889
Econocom Group SA	5,961	25,214
#Elia Group SA	1,859	217,068
Etablissements Franz Colruyt NV	3,770	185,158
#Euronav NV	12,003	126,632
Euronav NV	47,561	505,816
EVS Broadcast Equipment SA	8	188
Exmar NV	28	149
Fagron	3,474	60,224
*Galapagos NV	690	36,575
Gimv NV	1,041	67,343
#Immobel SA	4	352
Ion Beam Applications	766	15,070
Jensen-Group NV	8	244
*KBC Group NV	10,110	942,533
*Kinepolis Group NV	8	504
Melexis NV	1,234	142,233
*Ontex Group NV	2,728	25,698
Orange Belgium SA	32	727
Proximus SADP	8,252	155,515
Recticel SA	20	370
*Solvay SA, Class A	4,124	490,611
Telenet Group Holding NV	26	935
*Tessenderlo Group SA	1,460	53,306
UCB SA	3,701	441,574
#Umicore SA	8,150	467,617
Van de Velde NV	4	139
VGP NV	18	4,666
Viohalco SA	36	182

TOTAL BELGIUM		6,951,048

CANADA (10.4%)
*5N Plus, Inc.	76	189
*Absolute Software Corp.	3,655	40,986

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
Absolute Software Corp.	1,850	$20,794
Acadian Timber Corp.	8	119
*AcuityAds Holdings, Inc.	18	114
*Advantage Energy, Ltd.	8,336	47,142
Aecon Group, Inc.	6,175	91,961
Ag Growth International, Inc.	12	263
AGF Management, Ltd., Class B	48	306
*Agnico Eagle Mines, Ltd.	2,204	116,922
*Agnico Eagle Mines, Ltd.	8,033	425,709
*Air Canada	1,501	26,870
*AirBoss of America Corp.	8	208
Alamos Gold, Inc.	37,014	274,122
Alamos Gold, Inc.	14,447	107,486
*Alcanna, Inc.	20	130
*Algoma Central Corp.	16	222
#Algonquin Power & Utilities Corp.	19,366	278,722
*Algonquin Power & Utilities Corp.	5,138	74,141
Alimentation Couche-Tard, Inc., Class B	31,725	1,188,072
AltaGas, Ltd.	12,915	266,938
#*Altius Minerals Corp.	1,840	23,469
Altus Group, Ltd.	1,954	102,323
*Andrew Peller, Ltd., Class A	12	82
ARC Resources, Ltd.	66,366	635,525
*Argonaut Gold, Inc.	7,130	18,062
*Aritzia, Inc.	114	4,483
Atco, Ltd., Class I	1,247	42,252
*ATS Automation Tooling Systems, Inc.	5,133	174,378
#*Aurora Cannabis, Inc.	812	5,378
B2Gold Corp.	14,554	60,254
B2Gold Corp.	39,460	162,672
Badger Infrastructure Solutions, Ltd.	3,570	98,355
*Ballard Power Systems, Inc.	110	1,993
Bank of Montreal	4,874	528,878
Bank of Montreal	17,674	1,915,901
Bank of Nova Scotia (The)	36,952	2,418,850
#Bank of Nova Scotia (The)	4,667	305,969
*Barrick Gold Corp.	38,133	698,641
*Barrick Gold Corp.	10,699	196,541
*Bausch Health Cos., Inc.	2,820	79,186
*Bausch Health Cos., Inc.	10,701	299,478
BCE, Inc.	1,092	56,205
BCE, Inc.	4,307	221,370
#Birchcliff Energy, Ltd.	22,144	118,799
Bird Construction, Inc.	8	65
*Black Diamond Group, Ltd.	68	249
#*BlackBerry, Ltd.	4,769	51,439
#*BlackBerry, Ltd.	1,844	19,915
BMTC Group, Inc.	4	43
*Bombardier, Inc.	9,772	15,688
*Bombardier, Inc., Class A	12	20
#*Boralex, Inc., Class A	3,521	108,793
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	122	7,504
*Brookfield Asset Management, Inc., Class A	23,914	1,441,535
#*Brookfield Asset Management, Inc., Class A	6,291	379,914
Brookfield Infrastructure Corp., Class A	395	23,906
Brookfield Infrastructure Corp., Class A	671	40,689

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
BRP, Inc.	823	$72,547
BRP, Inc.	1,544	135,548
*CAE, Inc.	9,085	275,068
*CAE, Inc.	2,662	80,845
Calian Group, Ltd.	8	398
Cameco Corp.	3,606	87,626
*Cameco Corp.	14,109	342,267
Canaccord Genuity Group, Inc.	8,172	94,408
#Canacol Energy, Ltd.	130	407
*Canada Goose Holdings, Inc.	1,209	44,854
#*Canada Goose Holdings, Inc.	3,972	147,081
Canadian Imperial Bank of Commerce	248	30,072
Canadian Imperial Bank of Commerce	16,238	1,967,214
*Canadian National Railway Co.	4,974	661,094
*Canadian National Railway Co.	18,178	2,412,099
*Canadian Natural Resources, Ltd.	12,657	538,049
*Canadian Natural Resources, Ltd.	48,511	2,058,552
*Canadian Pacific Railway, Ltd.	16,013	1,237,453
Canadian Pacific Railway, Ltd.	4,334	335,452
*Canadian Tire Corp., Ltd., Class A	1,951	276,670
*Canadian Utilities, Ltd., Class A	3,512	101,573
*Canadian Utilities, Ltd., Class B	4	116
Canadian Western Bank	766	24,465
*Canfor Corp.	109	2,255
*Canfor Pulp Products, Inc.	28	152
#*Canopy Growth Corp.	4,418	55,780
Capital Power Corp.	9,229	302,657
*Capstone Mining Corp.	4,344	18,188
*Cascades, Inc.	5,956	68,903
*CCL Industries, Inc.	6,913	377,286
*Celestica, Inc.	4,762	46,869
*Celestica, Inc.	1,666	16,360
Cenovus Energy, Inc.	39,892	476,303
Cenovus Energy, Inc.	13,271	158,987
Centerra Gold, Inc.	1,495	11,192
CES Energy Solutions Corp.	212	330
*CGI, Inc.	7,487	667,793
*CGI, Inc.	2,035	181,909
China Gold International Resources Corp., Ltd.	184	530
CI Financial Corp.	10,224	232,763
Cogeco Communications, Inc.	793	67,999
*Cogeco, Inc.	200	13,292
*Colabor Group, Inc.	68	50
Colliers International Group, Inc.	220	31,981
Colliers International Group, Inc.	756	109,501
*Computer Modelling Group, Ltd.	28	122
Constellation Software, Inc.	771	1,352,844
*Copper Mountain Mining Corp.	104	319
Corby Spirit and Wine, Ltd.	8	115
*Corus Entertainment, Inc., Class B	15,751	71,286
Crescent Point Energy Corp.	5,245	26,319
Crescent Point Energy Corp.	2,958	14,879
*Cronos Group, Inc.	7,165	37,110
*Cronos Group, Inc.	155	804
*Denison Mines Corp.	1,422	2,403

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
*Denison Mines Corp.	14,056	$23,813
*Descartes Systems Group, Inc. (The)	165	13,454
*Descartes Systems Group, Inc. (The)	165	13,492
Dexterra Group, Inc.	48	347
#Dollarama, Inc.	11,938	538,753
Doman Building Materials Group, Ltd.	48	263
*Dorel Industries, Inc., Class B	20	360
DREAM Unlimited Corp.	1,188	29,615
Dundee Precious Metals, Inc.	13,721	90,104
Dynacor Gold Mines, Inc.	40	90
ECN Capital Corp.	9,798	85,052
*Eldorado Gold Corp.	7,490	66,891
Emera, Inc.	11,508	534,574
Empire Co., Ltd., Class A	7,957	237,513
*Enbridge, Inc.	46,221	1,933,038
Enbridge, Inc.	12,479	522,371
Endeavour Mining PLC	2,992	75,889
Enerflex, Ltd.	9,142	77,809
Enerplus Corp.	174	1,645
*Enghouse Systems, Ltd.	2,171	94,000
*Equinox Gold Corp.	25	185
#Equitable Group, Inc.	3,664	228,462
*ERO Copper Corp.	207	3,856
Evertz Technologies, Ltd.	8	91
*Excellon Resources, Inc.	24	34
Exchange Income Corp.	1,672	57,462
Exco Technologies, Ltd.	16	126
Extendicare, Inc.	2,585	15,098
Fairfax Financial Holdings, Ltd.	1,293	522,864
Fiera Capital Corp.	2,479	21,239
*Finning International, Inc.	694	20,514
*First Majestic Silver Corp.	92	1,164
First Majestic Silver Corp.	715	9,059
*First Quantum Minerals, Ltd.	24,580	581,012
FirstService Corp., Class WI	385	76,969
FirstService Corp.	1,397	278,194
*Fortis, Inc.	14,479	643,498
*Fortis, Inc.	3,905	173,812
#*Fortuna Silver Mines, Inc.	21,010	101,698
*Franco-Nevada Corp.	777	110,979
Franco-Nevada Corp.	2,247	320,114
*Frontera Energy Corp.	52	370
*Gamehost, Inc.	20	132
*GDI Integrated Facility services, Inc.	508	21,397
George Weston, Ltd.	3,561	384,153
#Gibson Energy, Inc.	1,879	37,806
*Gildan Activewear, Inc.	721	26,442
*Gildan Activewear, Inc.	484	17,772
*GoGold Resources, Inc.	132	366
*Golden Star Resources, Ltd.	8	25
*GoldMoney, Inc.	52	100
*Great-West Lifeco, Inc.	11,204	329,101
Hardwoods Distribution, Inc.	12	401
*Heroux-Devtek, Inc.	8	119
*HEXO Corp.	12	17
*High Liner Foods, Inc.	8	85

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
HLS Therapeutics, Inc.	12	$184
*Home Capital Group, Inc.	3,910	126,680
Hudbay Minerals, Inc.	566	3,941
Hudbay Minerals, Inc.	744	5,178
Hydro One, Ltd.	19,916	475,105
*i-80 Gold Corp.	53	128
iA Financial Corp., Inc.	7,206	425,599
#*IAMGOLD Corp.	65,331	179,725
*IAMGOLD Corp.	26,478	73,344
*IBI Group, Inc.	35	339
*IGM Financial, Inc.	5,862	232,390
*Imperial Metals Corp.	66	213
*Imperial Oil, Ltd.	1,083	36,608
Information Services Corp.	12	267
#Innergex Renewable Energy, Inc.	1,994	33,138
Intact Financial Corp.	3,776	505,406
Inter Pipeline, Ltd.	9,878	150,136
Interfor Corp.	3,177	72,636
*Intertape Polymer Group, Inc.	3,364	76,315
Jamieson Wellness, Inc.	2,029	62,382
*Karora Resources, Inc.	92	328
K-Bro Linen, Inc.	8	239
*Kelt Exploration, Ltd.	120	484
Keyera Corp.	10,515	269,078
*Kinaxis, Inc.	472	73,141
Kinross Gold Corp.	54,300	325,918
*Kinross Gold Corp.	16,408	98,612
Kirkland Lake Gold, Ltd.	9,672	407,074
Kirkland Lake Gold, Ltd.	2,572	108,461
KP Tissue, Inc.	4	35
#*Largo Resources, Ltd.	8	100
*Lassonde Industries, Inc., Class A	4	568
Laurentian Bank of Canada	6,115	205,568
*Leon’s Furniture, Ltd.	1,223	24,864
LifeWorks, Inc.	1,428	36,853
*Lightspeed Commerce, Inc.	121	11,775
*Lightspeed Commerce, Inc.	165	16,119
*Linamar Corp.	3,547	194,784
*Loblaw Cos., Ltd.	7,811	586,542
Logistec Corp., Class B	8	292
*Lucara Diamond Corp.	280	136
*Lundin Mining Corp.	40,819	354,661
#*MAG Silver Corp.	40	795
*Magellan Aerospace Corp.	4	34
*Magna International, Inc.	2,815	228,860
*Magna International, Inc.	10,219	829,936
*Major Drilling Group International, Inc.	3,429	24,648
*Mandalay Resources Corp.	64	119
Manulife Financial Corp.	12,681	247,153
*Manulife Financial Corp.	45,608	887,103
*Maple Leaf Foods, Inc.	6,221	135,406
*Martinrea International, Inc.	6,252	57,953
*Mav Beauty Brands, Inc.	16	29
*MDF Commerce, Inc.	8	37
Medical Facilities Corp.	8	60

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
*MEG Energy Corp.	12,604	$112,765
*Melcor Developments, Ltd.	12	140
Methanex Corp.	1,722	77,111
#*Methanex Corp.	6,690	299,216
Metro, Inc.	10,451	525,016
*Morguard Corp.	4	441
*MTY Food Group, Inc.	2,576	125,730
Mullen Group, Ltd.	4,038	41,698
National Bank of Canada	15,552	1,285,513
Neo Performance Materials, Inc.	16	246
*New Gold, Inc.	116,075	162,939
*New Gold, Inc.	60,449	84,024
NFI Group, Inc.	2,897	58,615
North American Construction Group, Ltd.	8	138
North West Co., Inc. (The)	3,023	82,016
Northland Power, Inc.	5,548	178,093
Nutrien, Ltd.	20,445	1,426,721
Nutrien, Ltd.	5,212	364,371
*NuVista Energy, Ltd.	7,278	35,992
*OceanaGold Corp.	35,873	66,852
*Open Text Corp.	8,737	439,405
*Open Text Corp.	2,352	118,423
*Organigram Holdings, Inc.	8,616	18,976
Osisko Gold Royalties, Ltd.	2,822	35,584
*Pan American Silver Corp.	6,170	157,641
*Pan American Silver Corp.	1,739	44,536
Paramount Resources, Ltd., Class A	122	2,036
Parex Resources, Inc.	23,295	451,598
Park Lawn Corp.	1,107	32,972
Parkland Corp.	10,667	309,886
*Pason Systems, Inc.	100	742
*Patriot One Technologies, Inc.	84	32
Pembina Pipeline Corp.	19,841	655,791
*Pembina Pipeline Corp.	5,277	174,616
Peyto Exploration & Development Corp.	11,312	89,069
PHX Energy Services Corp.	40	161
Pizza Pizza Royalty Corp.	8	76
*Points International, Ltd.	8	140
Polaris Infrastructure, Inc.	12	178
Pollard Banknote, Ltd.	4	151
*Precision Drilling Corp.	12	530
#Premium Brands Holdings Corp.	1,771	191,095
#*Pretium Resources, Inc.	2,854	34,476
*Pretium Resources, Inc.	9,260	111,833
Primo Water Corp.	515	8,188
Primo Water Corp.	5,432	86,330
#*Quebecor, Inc., Class B	7,053	179,462
*Real Matters, Inc.	6,697	48,895
*Recipe Unlimited Corp.	8	125
Restaurant Brands International, Inc.	2,079	117,755
Restaurant Brands International, Inc.	7,918	447,593
Richelieu Hardware, Ltd.	7,551	266,148
*Ritchie Bros Auctioneers, Inc.	3,432	234,208
*Ritchie Bros Auctioneers, Inc.	932	63,702
*Rogers Communications, Inc., Class B	17,810	827,029
*Rogers Communications, Inc., Class B	4,610	214,734

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
Rogers Sugar, Inc.	5,044	$22,950
Royal Bank of Canada	10,814	1,124,764
Royal Bank of Canada	39,637	4,119,268
*Russel Metals, Inc.	7,795	205,196
*Sandstorm Gold, Ltd.	6,596	41,666
*Sandstorm Gold, Ltd.	3,254	20,598
*Saputo, Inc.	10,283	245,222
Savaria Corp.	20	315
Secure Energy Services, Inc.	28	129
*Shaw Communications, Inc., Class B	7,249	208,426
*ShawCor, Ltd.	52	224
*Shopify, Inc., Class A	1,816	2,647,371
*Shopify, Inc., Class A	452	662,962
Sienna Senior Living, Inc.	3,973	45,482
*Sierra Metals, Inc.	60	121
*Sierra Wireless, Inc.	1,675	28,026
*Sierra Wireless, Inc.	916	15,334
Sleep Country Canada Holdings, Inc.	2,814	78,843
*SNC-Lavalin Group, Inc.	8,455	227,072
*Spin Master Corp.	139	4,804
Sprott, Inc.	717	29,124
*Sprott, Inc.	405	16,447
Stantec, Inc.	1,265	69,955
*Stantec, Inc.	4,854	267,850
Stelco Holdings, Inc.	34	1,179
*Stella-Jones, Inc.	346	12,402
*Storm Resources, Ltd.	80	356
*Sun Life Financial, Inc.	3,370	191,989
#*Sun Life Financial, Inc.	12,997	739,525
Suncor Energy, Inc.	55,614	1,460,398
*Suncor Energy, Inc.	14,762	388,241
*SunOpta, Inc.	485	3,756
Superior Plus Corp.	7,298	81,073
*Tamarack Valley Energy, Ltd.	168	488
*Taseko Mines, Ltd.	5,399	11,368
TC Energy Corp.	27,192	1,468,682
TC Energy Corp.	6,178	334,230
*Teck Resources, Ltd., Class B	15,789	439,960
*Teck Resources, Ltd., Class B	4,243	118,380
*TeraGo, Inc.	16	73
TerraVest Industries, Inc.	12	251
TFI International, Inc.	1,525	169,016
TFI International, Inc.	6,058	670,678
*Thomson Reuters Corp.	964	115,998
Thomson Reuters Corp.	3,592	431,399
Tidewater Midstream and Infrastructure, Ltd.	220	264
#*Tilray, Inc.	4,293	44,054
#*Tilray, Inc., Class 2	1,068	11,000
TMX Group, Ltd.	2,330	251,863
*Torex Gold Resources, Inc.	2,406	27,931
*Toromont Industries, Ltd.	3,888	345,374
Toronto-Dominion Bank (The)	49,520	3,589,106
Toronto-Dominion Bank (The)	6,312	457,683
*Total Energy Services, Inc.	40	162
Tourmaline Oil Corp.	5,902	212,978

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
TransAlta Corp.	3,675	$41,234
*TransAlta Corp.	14,589	163,362
TransAlta Renewables, Inc.	6,803	100,545
Transcontinental, Inc., Class A	12,587	199,028
*Trican Well Service, Ltd.	160	448
*Trisura Group, Ltd.	1,595	53,825
*Turquoise Hill Resources, Ltd.	88	1,113
*Uni-Select, Inc.	1,576	22,644
Vecima Networks, Inc.	4	52
*Vermilion Energy, Inc.	3,651	39,577
*Vermilion Energy, Inc.	10,682	115,649
VersaBank	16	191
*Victoria Gold Corp.	1,400	21,426
Wajax Corp.	1,112	22,167
Waste Connections, Inc.	5,039	684,577
Waste Connections, Inc.	1,393	189,462
Waterloo Brewing, Ltd.	27	127
*Wesdome Gold Mines, Ltd.	26,738	240,082
West Fraser Timber Co., Ltd.	4,183	334,390
Western Forest Products, Inc.	10,962	18,925
Westshore Terminals Investment Corp.	3,815	82,391
Wheaton Precious Metals Corp.	10,203	411,231
#*Wheaton Precious Metals Corp.	2,750	111,127
Whitecap Resources, Inc.	29,122	174,561
#Winpak, Ltd.	2,361	73,770
WSP Global, Inc.	4,850	656,475
Yamana Gold, Inc.	8,195	32,370
*Yamana Gold, Inc.	29,857	117,063
Yellow Pages, Ltd.	20	229

TOTAL CANADA		80,264,427

CHINA (0.0%)
*FIH Mobile, Ltd.	255,000	39,664

TOTAL CHINA		39,664

DENMARK (2.5%)
*ALK-Abello A/S	257	111,462
#Alm Brand A/S	25	193
Ambu A/S, Class B	2,616	74,594
AP Moller—Maersk A/S, Class B	54	156,203
#AP Moller—Maersk A/S, Class A	16	43,856
#*Bang & Olufsen A/S	375	1,847
BankNordik P/F	4	90
*Bavarian Nordic A/S	3,263	156,339
*Brodrene Hartmann A/S	4	239
#Carlsberg AS, Class B	4,812	794,596
Cbrain A/S	6	325
Chemometec A/S	798	120,662
#Chr Hansen Holding A/S	4,099	326,474
Coloplast A/S, Class B	4,453	726,656
Columbus A/S	114	168
D/S Norden A/S	3,588	86,681
Danske Bank A/S	25,820	437,406
*Demant A/S	4,575	221,834

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
DENMARK (Continued)
*Dfds A/S	78	$4,041
*Drilling Co. of 1972 A/S (The)	530	19,012
DSV A/S	8,289	1,928,364
#FLSmidth & Co. A/S	8,611	327,650
*Genmab A/S, Class S , ADR	2,860	127,670
*Genmab A/S	2,410	1,081,217
GN Store Nord AS	4,860	295,228
#H Lundbeck A/S, Class B	2,037	56,689
*H+H International A/S, Class B	46	1,818
#*ISS A/S	8,932	177,991
*Jyske Bank A/S, Registered	129	6,301
Matas A/S	2,617	51,254
#Netcompany Group A/S	1,413	160,680
*Nilfisk Holding A/S	1,710	59,453
*NKT A/S	1,286	62,056
#NNIT A/S	8	151
Novo Nordisk A/S , Sponsored ADR	2,680	295,148
Novo Nordisk A/S, Class B	55,898	6,124,272
Novozymes A/S, B Shares	10,042	739,206
*NTG Nordic Transport Group A/S	709	57,793
Orsted AS	3,924	554,262
Pandora A/S	4,146	579,557
Per Aarsleff Holding A/S	572	24,692
Ringkjoebing Landbobank A/S	355	45,118
ROCKWOOL International A/S, Class B	609	278,526
Royal Unibrew A/S	2,424	301,060
#RTX A/S	4	95
Scandinavian Tobacco Group A/S	10,174	228,855
Schouw & Co. A/S	237	23,079
Simcorp A/S	1,582	191,316
Solar A/S, B Shares	204	23,801
SP Group A/S	217	13,435
Spar Nord Bank A/S	2,068	26,669
Sydbank AS	10,940	376,106
Topdanmark AS	5,320	282,869
*TORM PLC	26	212
Tryg A/S	9,558	226,819
Vestas Wind Systems A/S	26,506	1,147,514
*Zealand Pharma A/S	1,194	38,262

TOTAL DENMARK		19,197,866

FINLAND (1.4%)
Aktia Bank OYJ	1,287	18,439
Alandsbanken Abp, Class B	4	147
Alma Media OYJ	24	311
Altia OYJ	68	844
Apetit OYJ	8	114
*BasWare OYJ	291	10,759
#Bittium OYJ	16	96
Cargotec OYJ, Class B	1,970	102,225
Caverion OYJ	4,136	32,715
#Citycon OYJ	40	329
Digia OYJ	8	64
Elisa OYJ	6,013	363,096

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINLAND (Continued)
Enento Group OYJ	17	$720
#*Finnair OYJ	836	640
Fiskars OYJ Abp	1,561	38,387
Fortum OYJ	23,005	684,197
F-Secure OYJ	4,900	27,644
Harvia OYJ	841	51,777
Hkscan OYJ	16	37
Huhtamaki OYJ	4,657	202,961
Kamux Corp.	1,555	24,150
Kemira OYJ	8,566	131,545
Kesko OYJ, Class B	17,983	584,574
Kesko OYJ, Class A	72	2,200
Kojamo OYJ	7,085	158,488
Kone OYJ, Class B	12,115	826,622
Konecranes OYJ	2,311	96,225
Lassila & Tikanoja OYJ	1,407	22,144
*Lehto Group OYJ	32	38
*Marimekko OYJ	276	26,350
Metsa Board OYJ	9	102
Metsa Board OYJ	1,058	9,795
Metso Outotec OYJ	2,726	27,382
Musti Group OYJ	2,142	84,230
Neles OYJ	2,912	43,674
Neste OYJ	9,646	537,935
*Nokia OYJ , Sponsored ADR	54,128	307,447
*Nokia OYJ	200,356	1,152,351
Nokian Renkaat OYJ	5,666	212,445
Nordea Bank Abp	96,411	1,179,755
Olvi OYJ	586	35,467
Oriola OYJ, Class A	40	91
Oriola OYJ, Class A	92	211
Orion OYJ, Class B	5,058	219,091
Orion OYJ, Class A	24	1,036
*Outokumpu OYJ	45,147	282,130
Ponsse OYJ	328	16,967
*QT Group OYJ	807	130,372
Raisio OYJ	4,893	19,818
*Rapala VMC OYJ	32	327
Revenio Group OYJ	1,298	85,845
Rovio Entertainment OYJ	8	65
#Sampo OYJ, A Shares	12,017	639,705
Sanoma OYJ	1,245	19,393
Stora Enso OYJ, Registered	23,748	395,195
Taaleri OYJ	8	101
Talenom OYJ	641	10,311
#*Tecnotree OYJ	168	296
Teleste OYJ	16	98
Terveystalo OYJ	4,479	58,364
TietoEVRY OYJ	4,534	139,044
Tokmanni Group Corp.	11,041	251,455
UPM-Kymmene OYJ	24,491	865,002
Uponor OYJ	9,970	242,754
Vaisala OYJ, A Shares	345	18,366
Valmet OYJ	2,915	118,406
Wartsila OYJ Abp	35,169	488,187

YIT OYJ	7,271	42,913

TOTAL FINLAND		11,043,964

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FRANCE (8.8%)
ABC arbitrage	45	$371
*Accor SA	5,728	204,893
*Aeroports de Paris	1,841	244,793
Air Liquide SA	14,568	2,431,709
*Airbus SE	19,991	2,558,678
*Akka Technologies	104	5,748
AKWEL	8	204
Albioma SA	3,286	129,292
ALD SA	7,431	110,590
#Alstom SA	6,048	215,430
Alten SA	1,051	169,304
Amundi SA	48	4,280
Arkema SA	3,677	502,964
Atos SE	2,548	132,631
*Aubay	237	14,701
AXA SA	56,548	1,646,470
Axway Software SA	4	126
Bastide le Confort Medical	8	406
*Beneteau SA	3,684	56,190
#Bigben Interactive	12	228
BioMerieux	1,451	184,792
#BNP Paribas SA	33,449	2,241,236
Boiron SA	4	194
Bollore SA	42,371	245,659
*Bonduelle SCA	222	5,691
Bouygues SA	11,547	467,695
Bureau Veritas SA	11,577	367,894
Capgemini SE	6,807	1,585,716
Carrefour SA	33,096	599,590
#*Casino Guichard Perrachon SA	2,187	54,490
*Cegedim SA	8	240
*CGG SA	27,129	19,678
Chargeurs SA	16	475
Cie de Saint-Gobain	17,078	1,177,112
*Cie des Alpes	16	283
Cie Generale des Etablissements Michelin SCA	7,818	1,227,726
Cie Plastic Omnium SA	257	7,126
CNP Assurances	5,468	137,061
Coface SA	12,703	181,551
Credit Agricole SA	52,359	790,123
Danone SA	22,271	1,452,311
Dassault Aviation SA	112	11,697
Dassault Systemes SE	12,959	755,537
*DBV Technologies SA	32	213
*Derichebourg SA	9,895	112,563
Edenred	10,525	569,660
Eiffage SA	4,676	481,388
Electricite de France SA	26,190	385,825
*Elior Group SA	14,802	116,824
*Elis SA	12,475	236,617
Engie SA	55,763	793,480

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FRANCE (Continued)
*Eramet SA	890	$74,465
EssilorLuxottica SA	7,957	1,647,349
*Etablissements Maurel et Prom SA	52	150
Eurazeo SE	193	18,103
Eurofins Scientific SE	4,356	513,876
Euronext NV	3,295	371,399
Eutelsat Communications SA	7,831	111,286
Faurecia SE	263	13,580
Faurecia SE	7,521	392,100
Fnac Darty SA	3,383	219,434
Gaztransport Et Technigaz SA	822	67,920
Getlink SE	14,741	226,628
*GL Events	16	338
Groupe Gorge SA	14	255
Guerbet	4	177
*Haulotte Group SA	16	93
Hermes International	1,020	1,617,727
HEXAOM	4	203
*Id Logistics Group	116	42,621
Imerys SA	2,199	95,379
*Innate Pharma SA	40	224
Ipsen SA	1,901	196,673
IPSOS	6,353	297,388
Jacquet Metals SACA	16	391
*JCDecaux SA	8,528	222,645
Kaufman & Broad SA	304	12,172
Kering SA	2,323	1,742,546
Korian SA	4,049	134,948
La Francaise des Jeux SAEM	60	3,118
*Lagardere SA	139	3,674
Lectra	22	922
Legrand SA	11,825	1,289,622
LISI	528	14,695
LNA Sante SA	4	230
L’Oreal SA	6,183	2,825,968
*LVMH Moet Hennessy Louis Vuitton SE	9,329	7,311,020
Maisons du Monde SA	1,371	31,065
Manitou BF SA	8	273
Mersen SA	1,752	65,792
Metropole Television SA	75	1,654
*Neoen SA	6	276
Nexity SA	5,953	271,981
*Nicox	28	106
NRJ Group	12	80
Oeneo SA	40	624
*Onxeo SA	44	26
#*Orange SA	96,996	1,059,063
Orpea SA	2,529	263,986
*Pernod Ricard SA	4,093	941,165
Pharmagest Interactive	224	24,574
Publicis Groupe SA	12,216	819,093
Quadient SA	2,488	59,485
Remy Cointreau SA	1,037	209,531
*Renault SA	9,583	344,452
Rexel SA	11,334	225,075

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FRANCE (Continued)
Rothschild & Co.	1,153	$50,770
Rubis SCA	3,089	98,985
Safran SA	10,416	1,398,732
Sanofi	31,335	3,134,153
Sartorius Stedim Biotech	774	426,537
Schneider Electric SE	14,241	2,453,924
SCOR SE	9,821	330,731
SEB SA	599	93,789
SES SA	19,844	178,388
Societe BIC SA	677	39,369
Societe Generale SA	43,055	1,436,711
Societe pour l’Informatique Industrielle	445	20,290
*Sodexo SA	5,217	507,138
*SOITEC	756	201,047
#*Solocal Group	114	172
Somfy SA	10	1,967
Sopra Steria Group SACA	705	138,778
SPIE SA	9,308	226,205
*SRP Groupe SA	52	127
Stef SA	4	501
#STMicroelectronics NV , Sponsored NYS	4,486	213,713
*STMicroelectronics NV	15,815	748,820
Suez SA	6,656	151,626
Sword Group	211	10,316
Synergie SE	4	185
*Technip Energies NV	138	2,128
Teleperformance	2,078	868,358
Television Francaise 1	95	1,018
*Thales SA	5,146	474,391
Thermador Groupe	228	25,963
TotalEnergies SE	86,535	4,343,173
Trigano SA	199	37,284
*Ubisoft Entertainment SA	2,268	118,712
Valeo	11,676	342,259
*Vallourec SA	4	32
Veolia Environnement SA	22,084	721,464
Verallia SA	232	8,586
Vetoquinol SA	4	683
Vicat SA	1,619	69,042
VIEL & Cie SA	16	109
Vilmorin & Cie SA	101	6,429
Vinci SA	18,954	2,026,085
Virbac SA	532	269,349
Vivendi SE	16,658	214,654
Wavestone	282	15,534
*Worldline SA	6,579	383,569
*X-Fab Silicon Foundries SE	2,451	24,393

TOTAL FRANCE		68,243,264

GERMANY (7.7%)
1&1 AG	2,519	73,402
3U Holding AG	24	116
7C Solarparken AG	12	58
*Aareal Bank AG	2,488	79,582
Adesso SE	116	25,855

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
GERMANY (Continued)
adidas AG	6,180	$2,026,101
*ADVA Optical Networking se	3,403	45,131
AIXTRON SE	3,656	86,945
Allgeier SE	4	131
Allianz SE, Registered	12,324	2,868,783
Amadeus Fire AG	418	96,649
Atoss Software AG	142	32,143
*Aumann AG	8	150
Aurubis AG	1,542	133,193
BASF SE	27,551	1,985,692
Basler AG	4	740
*Bauer AG	11	143
Bayer AG, Registered	34,960	1,969,059
Bayerische Motoren Werke AG	14,913	1,505,590
Bayerische Motoren Werke AG, Preference	246	20,953
BayWa AG	429	18,170
Bechtle AG	5,242	393,095
Befesa SA	1,791	133,270
Beiersdorf AG	3,735	397,221
Bertrandt AG	4	262
bet-at-home.com AG	8	163
*Bijou Brigitte AG	4	114
*Bilfinger SE	3,221	113,167
*Borussia Dortmund GmbH & Co. KGaA	48	265
Brenntag SE	6,258	595,586
CANCOM SE	2,736	189,214
Carl Zeiss Meditec AG	1,154	232,304
*CECONOMY AG	8,611	41,973
CENIT AG	8	134
Cewe Stiftung & Co. KGaA	201	28,099
*Commerzbank AG	61,944	452,759
CompuGroup Medical SE & Co. KGaA	748	62,584
*Continental AG	3,928	461,476
*Corestate Capital Holding SA	16	188
Covestro AG	8,180	524,432
CropEnergies AG	27	388
*CTS Eventim AG & Co. KGaA	182	13,240
Daimler AG	32,691	3,243,677
*Delivery Hero SE	2,692	335,051
Dermapharm Holding SE	78	7,853
*Deutsche Bank AG, Registered	67,871	875,446
*Deutsche Bank AG, Registered	18,936	242,759
Deutsche Boerse AG	7,912	1,314,821
#*Deutsche Lufthansa AG, Registered	13,278	87,770
Deutsche Post AG, Registered	38,069	2,357,836
*Deutsche Telekom AG	142,107	2,644,073
*Deutz AG	42,996	361,236
DIC Asset AG	208	3,656
Draegerwerk AG & Co. KGaA, Preference	1,143	90,078
Duerr AG	11,715	530,084
E.ON SE	94,457	1,198,694
Eckert & Ziegler Strahlen- und Medizintechnik AG	809	121,240
*EDAG Engineering Group AG	4	54
#*ElringKlinger AG	1,562	22,071
#Encavis AG	5,160	108,082

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
GERMANY (Continued)
Energiekontor AG	8	$721
Evonik Industries AG	12,048	390,669
*Evotec SE	2,977	144,178
Fielmann AG	1,719	113,390
*flatexDEGIRO AG	960	21,841
Fraport AG Frankfurt Airport Services Worldwide	1,556	111,102
Freenet AG	1,709	44,064
Fresenius Medical Care AG & Co. KGaA	10,152	675,061
Fresenius SE & Co. KGaA	19,600	890,610
FUCHS PETROLUB SE	86	3,167
FUCHS PETROLUB SE, Preference	4,148	198,923
*Gateway Real Estate AG	28	86
GEA Group AG	6,153	303,264
#Gerresheimer AG	2,011	184,549
GFT Technologies SE	638	30,124
*Global Fashion Group SA	3	27
Grand City Properties SA	6,277	160,971
Hamburger Hafen und Logistik AG	3,812	85,537
Hannover Rueck SE	2,267	414,510
#Hapag-Lloyd AG	827	177,914
HeidelbergCement AG	6,815	513,735
*Heidelberger Druckmaschinen AG	10,580	27,303
Hella GmbH & Co. KGaA	778	54,020
*Hellofresh SE	806	65,292
Henkel AG & Co. KGaA	1,970	164,372
Henkel AG & Co. KGaA, Preference	6,253	559,942
*Highlight Communications AG	12	55
HOCHTIEF AG	459	35,429
*HolidayCheck Group AG	24	75
Hornbach Baumarkt AG	8	360
Hornbach Holding AG & Co. KGaA	984	124,463
HUGO BOSS AG	5,283	330,508
*Hypoport SE	277	170,376
Indus Holding AG	506	19,909
*Infineon Technologies AG	38,217	1,786,529
Instone Real Estate Group SE	3,072	81,056
IVU Traffic Technologies AG	8	187
Jenoptik AG	4,290	164,229
JOST Werke AG	386	22,380
Jungheinrich AG, Preference	1,089	55,224
K+S AG, Registered	13,321	229,617
KION Group AG	3,351	366,077
*Kloeckner & Co. SE	4,370	58,865
Knorr-Bremse AG	2,765	291,629
*Koenig & Bauer AG	8	282
Krones AG	10	1,033
*KWS Saat SE & Co.KGaA	47	4,014
LANXESS AG	2,631	177,385
LEG Immobilien SE	3,143	467,929
*Leoni AG	16	248
LPKF Laser & Electronics AG	12	266
#*Manz AG	4	209
*MAX Automation SE	8	41
*Medigene AG	8	33
Merck KGaA	3,530	834,174
Metro AG	468	5,919

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
GERMANY (Continued)
MLP SE	2,308	$22,249
MTU Aero Engines AG	2,338	520,430
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4,076	1,208,479
*Nagarro SE	550	110,748
Nemetschek SE	470	53,955
New Work SE	43	10,500
Nexus AG	474	41,360
#*Nordex SE	1,523	28,024
Norma Group SE	1,451	62,465
OHB SE	4	175
PATRIZIA AG	1,343	37,145
Pfeiffer Vacuum Technology AG	98	24,497
Porsche Automobil Holding SE, Preference	6,066	630,524
ProSiebenSat.1 Media SE	11,559	193,760
PSI Software AG	8	386
Puma SE	3,425	425,291
*PVA TePla AG	665	30,244
*q.beyond AG	48	110
*QIAGEN NV	6,002	330,550
*QIAGEN NV	1,721	95,963
Rational AG	273	271,572
Rheinmetall AG	4,031	391,102
RTL Group SA	248	14,316
RWE AG	24,892	958,382
#S&T AG	3,882	93,353
*SAF-Holland SE	3,692	51,271
*Salzgitter AG	2,205	81,196
SAP SE	30,587	4,435,915
Sartorius AG, Preference	1,330	862,533
Scout24 SE	3,949	275,112
*SGL Carbon SE	48	459
*Siemens AG, Registered	16,121	2,617,060
*Siemens Energy AG	506	14,534
Siemens Healthineers AG	8,590	571,196
Siltronic AG	80	12,656
*Sixt SE	87	14,991
Sixt SE, Preference	26	2,576
#SMA Solar Technology AG	571	30,172
#*SNP Schneider-Neureither & Partner SE	4	207
Software AG	785	32,304
Stabilus SA	3,974	298,928
STO SE & Co.KGaA, Preference	4	901
STRATEC SE	1,629	260,151
Stroeer SE & Co.KGaA	999	84,741
Suedzucker AG	4,889	77,625
*SUESS MicroTec SE	817	21,462
Surteco Group SE	4	170
Symrise AG	4,561	631,009
*TAG Immobilien AG	7,336	223,106
Takkt AG	765	12,500
Talanx AG	832	40,054
*Teamviewer AG	78	1,164
Technotrans SE	4	118
Telefonica Deutschland Holding AG	64,941	169,319
*thyssenkrupp AG	11,542	120,106

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
GERMANY (Continued)
Traffic Systems SE	4	$209
United Internet AG	9,181	338,715
*va-Q-tec AG	4	127
#Varta AG	59	9,081
VERBIO Vereinigte BioEnergie AG	300	23,816
*Vitesco Technologies Group AG	785	45,059
Volkswagen AG, Preference	8,043	1,804,025
Volkswagen AG	805	261,589
Vonovia SE, Class R	11,607	704,651
Vossloh AG	391	20,927
Wacker Chemie AG	1,078	194,549
Wacker Neuson SE	1,088	35,708
Washtec AG	224	14,568
Wuestenrot & Wuerttembergische AG	520	10,844
*Zalando SE	5,280	498,475
Zeal Network SE	496	21,812
*zooplus AG	617	341,588

TOTAL GERMANY		59,541,733

HONG KONG (2.2%)
AIA Group, Ltd.	369,400	4,171,691
*Apollo Future Mobility Group, Ltd.	1,328,000	92,186
ASM Pacific Technology, Ltd.	25,500	275,519
Bank of East Asia, Ltd. (The)	143,600	236,286
BOC Aviation, Ltd.	200	1,755
BOC Hong Kong Holdings, Ltd.	199,000	631,864
BOCOM International Holdings Co., Ltd.	1,000	225
Budweiser Brewing Co. Apac, Ltd.	10,400	28,677
Cafe de Coral Holdings, Ltd.	12,000	21,905
*Cathay Pacific Airways, Ltd.	343,000	316,145
*China Energy Development Holdings, Ltd.	8,000	176
Chow Sang Sang Holdings International, Ltd.	7,000	9,952
Chow Tai Fook Jewellery Group, Ltd.	278,400	569,752
CITIC Telecom International Holdings, Ltd.	2,000	710
CK Asset Holdings, Ltd.	80,127	494,932
CK Hutchison Holdings, Ltd.	98,500	662,867
CK Infrastructure Holdings, Ltd.	500	3,014
CK Life Sciences Int’l Holdings, Inc.	2,000	188
*CLP Holdings, Ltd.	132,500	1,297,057
Dah Sing Banking Group, Ltd.	400	383
Dah Sing Financial Holdings, Ltd.	5,600	17,457
*Digital Domain Holdings, Ltd.	4,000	334
Far East Consortium International, Ltd.	1,014	335
First Pacific Co., Ltd.	206,000	82,357
*FIT Hon Teng, Ltd.	490,000	98,264
*Galaxy Entertainment Group, Ltd.	1,000	5,412
*Genting Hong Kong, Ltd.	353,000	31,311
Giordano International, Ltd.	2,000	391
Guotai Junan International Holdings, Ltd.	525,000	76,262
Haitong International Securities Group, Ltd.	595,000	136,913
Hang Lung Group, Ltd.	1,000	2,342
Hang Lung Properties, Ltd.	10,000	23,216
Hang Seng Bank, Ltd.	25,800	490,857
#Henderson Land Development Co., Ltd.	1,000	4,191
HK Electric Investments & HK Electric Investments, Ltd.	250,500	249,565

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HONG KONG (Continued)
HKBN, Ltd.	103,500	$124,268
HKT Trust & HKT, Ltd.	256,000	347,518
Hong Kong & China Gas Co., Ltd.	757,000	1,177,483
Hong Kong Exchanges & Clearing, Ltd.	48,600	2,941,346
Hong Kong Technology Venture Co., Ltd.	17,000	25,569
*Hongkong & Shanghai Hotels, Ltd. (The)	1,000	911
IGG, Inc.	282,000	262,459
Johnson Electric Holdings, Ltd.	509	1,130
K Wah International Holdings, Ltd.	47,000	18,790
Karrie International Holdings, Ltd.	2,000	406
Kerry Logistics Network, Ltd.	500	1,215
*Landing International Development, Ltd.	2,400	74
#*Lifestyle International Holdings, Ltd.	500	262
Luk Fook Holdings International, Ltd.	14,000	38,244
Man Wah Holdings, Ltd.	101,600	158,035
MTR Corp., Ltd.	500	2,725
NagaCorp., Ltd.	2,000	1,838
New World Development Co., Ltd.	4,000	17,354
Pacific Basin Shipping, Ltd.	670,000	310,064
Pacific Textiles Holdings, Ltd.	85,000	42,396
PCCW, Ltd.	394,000	203,102
Power Assets Holdings, Ltd.	1,000	6,100
PRADA SpA	15,700	98,490
*Samsonite International SA	3,300	7,110
*Sands China, Ltd.	2,400	5,485
Sino Land Co., Ltd.	2,000	2,628
#SITC International Holdings Co., Ltd.	255,000	863,762
*SJM Holdings, Ltd.	1,000	747
*SmarTone Telecommunications Holdings, Ltd.	500	291
Stella International Holdings, Ltd.	9,500	11,321
*Sun Hung Kai Properties, Ltd.	500	6,653
Swire Pacific, Ltd., Class A	500	3,146
Swire Properties, Ltd.	15,600	41,812
Techtronic Industries Co., Ltd.	500	10,291
*Television Broadcasts, Ltd.	21,500	16,666
United Laboratories International Holdings, Ltd. (The)	28,000	17,745
Value Partners Group, Ltd.	144,000	74,045
VPower Group International Holdings, Ltd.	1,004	196
VSTECS Holdings, Ltd.	26,000	24,633
Wang On Group, Ltd.	20,000	188
WH Group, Ltd.	577,760	405,521
Wharf Real Estate Investment Co., Ltd.	1,000	5,644
#*Wynn Macau, Ltd.	96,000	86,386
Xinyi Glass Holdings, Ltd.	2,000	5,643
*Yue Yuen Industrial Holdings, Ltd.	500	1,066

TOTAL HONG KONG		17,405,249

IRELAND (0.6%)
*AIB Group PLC	868	2,354
*Bank of Ireland Group PLC	61,897	369,755
Cairn Homes PLC	39,457	51,232
CRH PLC	25,471	1,222,674
CRH PLC , Sponsored ADR	7,873	377,432
*Dalata Hotel Group PLC	4,785	20,489

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
IRELAND (Continued)
*FBD Holdings PLC	114	$1,090
*Flutter Entertainment PLC	3,072	581,608
Glanbia PLC	8,614	140,855
*Glenveagh Properties PLC	34,097	43,010
*Irish Continental Group PLC	10,393	51,116
Kerry Group PLC, Class A	5,734	770,399
Kingspan Group PLC	7,744	892,946
*Permanent TSB Group Holdings PLC	92	170
Smurfit Kappa Group PLC	10,390	544,557

TOTAL IRELAND		5,069,687

ISRAEL (0.6%)
*AFI Properties, Ltd.	16	831
Africa Israel Residences, Ltd.	4	219
*Airport City, Ltd.	44	840
*Allot, Ltd.	16	236
*Alrov Properties and Lodgings, Ltd.	4	221
Amot Investments, Ltd.	116	886
Arad, Ltd.	8	119
Ashtrom Group, Ltd.	24	562
Azrieli Group, Ltd.	24	2,246
*Bank Hapoalim BM	16,407	161,635
*Bank Leumi Le-Israel BM	110,508	1,056,124
*Bezeq The Israeli Telecommunication Corp., Ltd.	527,939	662,422
Big Shopping Centers, Ltd.	4	600
Blue Square Real Estate, Ltd.	4	309
*Camtek, Ltd./Israel	16	639
*Cellcom Israel, Ltd.	6,112	23,117
*Clal Insurance Enterprises Holdings, Ltd.	536	13,264
*Danel Adir Yeoshua, Ltd.	4	846
Delek Automotive Systems, Ltd.	32	419
*Delek Group, Ltd.	8	665
*Delta Galil Industries, Ltd.	8	410
Elbit Systems, Ltd.	308	48,588
Elbit Systems, Ltd.	10	1,588
Electra Consumer Products 1970, Ltd.	4	188
Electra Real Estate, Ltd.	36	562
Energix-Renewable Energies, Ltd.	104	489
*Enlight Renewable Energy, Ltd.	4,196	10,368
*Equital, Ltd.	28	862
First International Bank Of Israel, Ltd. (The)	40	1,604
Formula Systems 1985, Ltd.	8	860
Fox Wizel, Ltd.	916	126,366
Gav-Yam Lands Corp., Ltd.	232	2,765
Gilat Satellite Networks, Ltd.	2,217	18,365
Harel Insurance Investments & Financial Services, Ltd.	1,728	19,317
Hilan, Ltd.	12	665
*ICL Group, Ltd.	500	4,284
Inrom Construction Industries, Ltd.	5,403	27,795
Isracard, Ltd.	4,817	19,364
Israel Canada T.R, Ltd.	60	290
*Israel Discount Bank, Ltd., Class A	98,233	593,720
*Kamada, Ltd.	20	115
Kenon Holdings, Ltd.	12	481
Magic Software Enterprises, Ltd.	20	426

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ISRAEL (Continued)
*Malam—Team, Ltd.	636	$21,456
*Matrix IT, Ltd.	28	761
Maytronics, Ltd.	24	568
Mediterranean Towers, Ltd.	48	150
Mega Or Holdings, Ltd.	16	634
Menora Mivtachim Holdings, Ltd.	20	462
Migdal Insurance & Financial Holdings, Ltd.	252	429
Mivne Real Estate KD, Ltd.	384	1,401
*Mizrahi Tefahot Bank, Ltd.	16,830	612,562
*Nice, Ltd.	1,416	399,298
#*Nice, Ltd., Sponsored ADR	460	130,189
*Nova, Ltd.	1,929	204,703
Novolog, Ltd.	180	166
*Oil Refineries, Ltd.	1,220	331
*OPC Energy, Ltd.	1,165	12,170
*Partner Communications Co., Ltd.	112	566
*Paz Oil Co., Ltd.	4	510
*Perion Network, Ltd.	889	24,948
Phoenix Holdings, Ltd. (The)	112	1,415
Plasson Industries, Ltd.	4	300
Rami Levy Chain Stores Hashikma Marketing, Ltd.	12	905
Shapir Engineering and Industry, Ltd.	60	492
*Shikun & Binui, Ltd.	138	824
Shufersal, Ltd.	49,282	408,387
Strauss Group, Ltd.	40	1,177
Tadiran Group, Ltd.	4	522
Telsys	4	176
*Tera Light, Ltd.	20	50
*Teva Pharmaceutical Industries, Ltd.	18,061	159,622
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,905	42,870
*Tower Semiconductor, Ltd.	213	6,929
YH Dimri Construction & Development, Ltd.	4	287

TOTAL ISRAEL		4,840,932

ITALY (2.5%)
A2A SpA	5,687	11,965
ACEA SpA	3,062	66,476
#Alerion Cleanpower SpA	4	111
Amplifon SpA	109	5,544
Anima Holding SpA	53,591	284,663
*Aquafil SpA	12	108
*Arnoldo Mondadori Editore SpA	156	361
Ascopiave SpA	64	261
Assicurazioni Generali SpA	43,240	943,242
*Atlantia SpA	19,331	373,703
Avio SpA	12	160
Azimut Holding SpA	10,024	288,730
*Banca Generali SpA	95	4,470
Banca IFIS SpA	16	296
Banca Mediolanum SpA	5,790	58,334
Banca Popolare di Sondrio SCPA	55,449	241,016
*Banca Sistema SpA	32	84
Banco BPM SpA	2,509	7,799
Banco di Desio e della Brianza SpA	40	148

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ITALY (Continued)
Be Shaping The Future SpA	68	$183
BFF Bank SpA	5,660	50,697
BPER Banca	47,555	104,260
Brembo SpA	6,061	79,610
*Brunello Cucinelli SpA	3,106	188,347
Buzzi Unicem SpA	6,933	161,828
Cairo Communication SpA	44	92
Carel Industries SpA	1,042	30,146
Cementir Holding NV	40	421
CNH Industrial NV	54,029	933,496
Credito Emiliano SpA	4,650	35,301
*Danieli & C Officine Meccaniche SpA	1,209	26,135
*Danieli & C Officine Meccaniche SpA	8	269
Davide Campari-Milano NV	16,987	241,402
DiaSorin SpA	20	4,521
Digital Bros SpA	4	194
doValue SpA	2,394	22,967
*Elica SpA	12	50
Emak SpA	40	93
*Enav SpA	14,683	64,399
*Enel SpA	158,249	1,325,151
Eni SpA	96,199	1,380,887
ERG SpA	705	25,471
Esprinet SpA	1,359	17,646
#*Eurotech SpA	20	116
Ferrari NV	2,264	536,953
Ferrari NV	4,088	969,819
*FinecoBank Banca Fineco SpA, Class B	22,582	431,585
FNM SpA	100	78
*Geox SpA	64	81
Gruppo MutuiOnline SpA	1,621	79,257
Hera SpA	80,188	328,224
*Illimity Bank SpA	1,399	22,083
Infrastrutture Wireless Italiane SpA	15,946	176,341
*Intek Group SpA	148	58
Interpump Group SpA	456	33,641
*Intesa Sanpaolo SpA	495,563	1,409,348
Iren SpA	26,474	82,291
Italgas SpA	19,617	124,632
#*Juventus Football Club SpA	17,781	14,383
*Leonardo SpA	21,154	155,157
LU-VE SpA	4	109
Maire Tecnimont SpA	7,941	34,241
*Mediobanca Banca di Credito Finanziario SpA	56,634	676,040
Moncler SpA	8,152	586,032
#*Nexi SpA	1,255	21,821
Openjobmetis Spa agenzia per il lavoro	8	107
*OVS SpA	313	898
Piaggio & C SpA	18,652	62,596
Piovan SpA	12	125
Pirelli & C SpA	3,532	21,712
Poste Italiane SpA	17,564	250,821
Prysmian SpA	10,373	392,535
RAI Way SpA	4,244	25,735
Recordati Industria Chimica e Farmaceutica SpA	12,375	775,049
Reno de Medici SpA	160	269

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ITALY (Continued)
Reply SpA	856	$166,124
Rizzoli Corriere Della Sera Mediagroup SpA	108	89
*Safilo Group SpA	96	173
*Saipem SpA	22,796	50,031
*Saras SpA	392	292
Sesa SpA	1,492	292,833
*Snam SpA	96,571	547,272
*Sogefi SpA	48	76
SOL SpA	1,262	29,004
Stellantis NV	13,994	279,161
Stellantis NV	18,663	372,140
Stellantis NV	50,875	1,015,593
Technogym SpA	8,432	88,602
Telecom Italia SpA	3,808	1,448
Telecom Italia SpA, Class A	464,532	165,628
*Tenaris SA	16,917	188,528
#Tenaris SA , Sponsored ADR	1,401	31,214
Terna Rete Elettrica Nazionale SpA	59,237	441,611
Tinexta SpA	1,677	74,329
#*Tiscali SpA	2,080	42
*Tod’s SpA	412	22,733
UniCredit SpA	88,985	1,176,416
Unieuro SpA	706	16,586
Unipol Gruppo SpA	1,063	6,114
UnipolSai Assicurazioni SpA	17,319	50,186
Webuild SpA	188	466
Zignago Vetro SpA	517	10,434

TOTAL ITALY		19,220,299

JAPAN (21.6%)
A&D Co., Ltd.	200	1,773
ADEKA Corp.	1,000	22,188
Adtec Plasma Technology Co., Ltd.	100	2,026
*Advanced Media, Inc.	300	2,031
Advantest Corp.	24,000	1,963,780
Aeon Co., Ltd.	300	6,888
Aeon Fantasy Co., Ltd.	100	1,653
Aeon Mall Co., Ltd.	27,800	405,206
AGC, Inc.	23,200	1,153,642
Agro-Kanesho Co., Ltd.	200	2,378
Aichi Bank, Ltd. (The)	100	3,017
Aichi Steel Corp.	100	2,325
Aida Engineering, Ltd.	2,600	23,509
Air Water, Inc.	25,400	388,045
Aisan Industry Co., Ltd.	100	733
Aisin Corp.	100	3,653
Ajinomoto Co., Inc.	29,300	875,210
*Akebono Brake Industry Co., Ltd.	142,500	287,437
Alconix Corp.	100	1,503
Alfresa Holdings Corp.	100	1,403
*Allied Telesis Holdings KK	200	163
Alps Alpine Co., Ltd.	20,900	203,455
Altech Corp.	200	3,589
Amada Co., Ltd.	20,600	202,703

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Amano Corp.	100	$2,464
Anicom Holdings, Inc.	200	1,552
Anritsu Corp.	23,400	386,836
AOKI Holdings, Inc.	100	609
Aomori Bank, Ltd. (The)	200	3,443
Aoyama Trading Co., Ltd.	61,200	419,182
Aoyama Zaisan Networks Co., Ltd.	200	2,064
Aozora Bank, Ltd.	51,100	1,167,872
Arata Corp.	400	14,120
Arcland Service Holdings Co., Ltd.	200	3,955
Ardepro Co., Ltd.	66,900	31,683
Arealink Co., Ltd.	200	2,715
Argo Graphics, Inc.	100	2,771
Asahi Co., Ltd.	100	1,159
Asahi Group Holdings, Ltd.	25,600	1,157,809
Asahi Intecc Co., Ltd.	24,600	647,011
Asahi Kasei Corp.	56,900	597,069
Asics Corp.	25,500	633,335
ASKA Pharmaceutical Holdings Co., Ltd.	200	1,728
Astellas Pharma, Inc.	171,400	2,881,594
Avant Corp.	200	2,785
Avantia Co., Ltd.	200	1,507
Avex, Inc.	100	1,365
Awa Bank, Ltd. (The)	1,200	22,321
Azbil Corp.	24,000	1,020,829
Bandai Namco Holdings, Inc.	4,800	365,688
Bando Chemical Industries, Ltd.	300	2,315
Bank of Iwate, Ltd. (The)	100	1,432
Bank of Nagoya, Ltd. (The)	100	2,121
Bank of The Ryukyus, Ltd.	400	2,663
Baroque Japan, Ltd.	300	2,273
BeNext-Yumeshin Group Co.	17,485	227,409
Bic Camera, Inc.	45,700	393,174
*BrainPad, Inc.	100	4,788
Bridgestone Corp.	25,300	1,113,622
Broadleaf Co., Ltd.	26,700	127,851
*Broadmedia Corp.	4,600	40,745
Broccoli Co., Ltd.	100	1,149
Brother Industries, Ltd.	25,500	491,550
Bunka Shutter Co., Ltd.	2,400	23,321
C Uyemura & Co., Ltd.	500	20,609
Calbee, Inc.	100	2,574
*Can Do Co., Ltd.	100	2,240
Canon Electronics, Inc.	200	2,745
Canon, Inc.	17,800	399,320
Canon, Inc., Sponsored ADR	2,500	55,925
Capcom Co., Ltd.	200	5,367
Careerlink Co., Ltd.	100	1,356
Carta Holdings, Inc.	200	4,283
Cawachi, Ltd.	300	5,838
Central Japan Railway Co.	100	14,821
Central Security Patrols Co., Ltd.	100	2,393
Charm Care Corp. KK	100	1,497
Chiba Bank, Ltd. (The)	400	2,477
Chiyoda Co., Ltd.	400	2,680
Chubu Electric Power Co., Inc.	29,600	306,059

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Chubu Shiryo Co., Ltd.	100	$954
Chugai Pharmaceutical Co., Ltd.	30,100	1,121,111
Chugoku Bank, Ltd. (The)	200	1,449
Chugoku Electric Power Co., Inc. (The)	200	1,658
Chugoku Marine Paints, Ltd.	500	3,854
Chukyo Bank, Ltd. (The)	100	1,156
CI Takiron Corp.	500	2,657
Citizen Watch Co., Ltd.	200	868
CMK Corp.	300	1,123
Coca-Cola Bottlers Japan Holdings, Inc.	100	1,372
Computer Engineering & Consulting, Ltd.	500	5,933
COMSYS Holdings Corp.	13,300	328,928
Comture Corp.	300	8,104
Concordia Financial Group, Ltd.	25,300	100,512
CONEXIO Corp.	100	1,277
Cosel Co., Ltd.	500	4,060
Cosmo Energy Holdings Co., Ltd.	100	2,046
Create Restaurants Holdings, Inc.	45,500	312,445
Creek & River Co., Ltd.	100	1,727
Cresco, Ltd.	100	1,825
CTI Engineering Co., Ltd.	200	4,790
CyberAgent, Inc.	68,000	1,133,085
Dai Nippon Printing Co., Ltd.	23,500	579,127
Daiho Corp.	600	20,180
Dai-ichi Life Holdings, Inc.	400	8,424
Daiichi Sankyo Co., Ltd.	58,800	1,478,444
Daiken Corp.	100	2,179
Daiki Aluminium Industry Co., Ltd.	300	4,354
Daikin Industries, Ltd.	3,500	763,999
Daikyonishikawa Corp.	200	1,196
Daio Paper Corp.	200	3,506
Daito Pharmaceutical Co., Ltd.	100	2,806
Daito Trust Construction Co., Ltd.	500	61,916
Daitron Co., Ltd.	200	3,971
Daiwa House Industry Co., Ltd.	3,200	105,268
Daiwa Securities Group, Inc.	66,700	373,614
DCM Holdings Co., Ltd.	25,400	247,039
Dear Life Co., Ltd.	100	502
Denka Co., Ltd.	100	3,271
Densan System Holdings Co., Ltd.	100	2,252
Denso Corp.	24,200	1,745,201
Dentsu Group, Inc.	100	3,657
Denyo Co., Ltd.	100	1,731
Dexerials Corp.	200	4,031
DIC Corp.	100	2,644
Digital Information Technologies Corp.	100	1,508
Disco Corp.	300	80,509
DKS Co., Ltd.	100	3,026
DMG Mori Co., Ltd.	25,200	432,063
Doutor Nichires Holdings Co., Ltd.	400	5,725
*Dream Incubator, Inc.	100	699
Eagle Industry Co., Ltd.	200	2,129
East Japan Railway Co.	24,800	1,541,613
Ebara Corp.	800	43,499
Ebara Jitsugyo Co., Ltd.	200	5,034

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
EDION Corp.	100	$947
E-Guardian, Inc.	100	2,736
Eisai Co., Ltd.	1,600	112,635
Elan Corp.	400	4,315
Electric Power Development Co., Ltd.	300	3,952
ENEOS Holdings, Inc.	265,300	1,069,343
Enigmo, Inc.	300	2,836
ES-Con Japan, Ltd.	100	717
ESPEC Corp.	200	4,041
Exedy Corp.	300	4,454
EXEO Group, Inc.	100	2,305
FANUC Corp.	100	19,566
Fast Retailing Co., Ltd.	200	132,445
FCC Co., Ltd.	1,600	22,100
*FDK Corp.	100	901
Ferrotec Holdings Corp.	500	16,663
FIDEA Holdings Co., Ltd.	150	1,550
FINDEX, Inc.	100	819
First Juken Co., Ltd.	100	1,071
FJ Next Holdings Co., Ltd.	100	888
France Bed Holdings Co., Ltd.	100	789
Freund Corp.	200	1,466
Fronteo, Inc.	100	2,282
Fudo Tetra Corp.	100	1,588
Fuji Co., Ltd.	400	7,034
Fuji Corp.	200	4,639
Fuji Electric Co., Ltd.	25,300	1,231,440
Fuji Oil Co., Ltd.	1,000	2,368
Fuji Pharma Co., Ltd.	100	963
Fuji Seal International, Inc.	100	2,190
Fujibo Holdings, Inc.	100	3,609
Fujicco Co., Ltd.	200	3,352
FUJIFILM Holdings Corp.	25,500	1,968,213
*Fujikura, Ltd.	66,600	357,458
Fujimori Kogyo Co., Ltd.	400	16,365
Fujisash Co., Ltd.	300	203
Fujitec Co., Ltd.	200	4,524
Fujitsu, Ltd.	1,900	327,012
Fukuda Corp.	100	4,056
Fukui Bank, Ltd. (The)	100	1,291
Fukui Computer Holdings, Inc.	100	3,596
Fukuoka Financial Group, Inc.	18,600	333,911
FULLCAST Holdings Co., Ltd.	200	4,650
Funai Soken Holdings, Inc.	100	2,767
Furukawa Co., Ltd.	300	3,310
Furukawa Electric Co., Ltd.	100	2,181
Furuno Electric Co., Ltd.	600	6,388
Furyu Corp.	100	1,447
Fuso Pharmaceutical Industries, Ltd.	100	2,224
Futaba Industrial Co., Ltd.	200	781
Future Corp.	200	5,832
G-7 Holdings, Inc.	200	3,648
Gakken Holdings Co., Ltd.	100	977
Genky DrugStores Co., Ltd.	100	4,806
Geo Holdings Corp.	400	4,241
GLOBERIDE, Inc.	800	28,871

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
GMO Financial Holdings, Inc.	100	$763
GMO GlobalSign Holdings KK	100	4,109
Godo Steel, Ltd.	100	1,319
Golf Digest Online, Inc.	100	1,139
Good Com Asset Co., Ltd.	100	1,194
GS Yuasa Corp.	100	2,170
G-Tekt Corp.	200	2,484
Gunma Bank, Ltd. (The)	400	1,235
Gunze, Ltd.	600	23,074
H2O Retailing Corp.	200	1,591
Hachijuni Bank, Ltd. (The)	700	2,339
Hagihara Industries, Inc.	300	3,947
Hagiwara Electric Holdings Co., Ltd.	100	1,886
Hakuhodo DY Holdings, Inc.	200	3,259
Hamakyorex Co., Ltd.	200	5,525
Hamamatsu Photonics KK	100	5,911
Hankyu Hanshin Holdings, Inc.	200	6,183
Haseko Corp.	48,900	635,132
Hazama Ando Corp.	400	2,701
Hino Motors, Ltd.	100	944
Hioki EE Corp.	100	6,955
Hirata Corp.	100	6,060
Hiroshima Gas Co., Ltd.	100	328
Hitachi Construction Machinery Co., Ltd.	100	3,179
Hitachi Metals, Ltd.	100	1,892
Hitachi Zosen Corp.	17,700	138,154
Hitachi, Ltd.	18,900	1,086,346
Hito Communications Holdings, Inc.	100	1,925
Hodogaya Chemical Co., Ltd.	100	4,245
Hokkaido Electric Power Co., Inc.	60,000	248,893
Hokkoku Financial Holdings, Inc.	300	5,223
Hokuetsu Corp.	300	1,973
Hokuhoku Financial Group, Inc.	100	716
Hokuriku Electric Power Co.	200	951
Hokuto Corp.	100	1,725
Honda Motor Co., Ltd.	40,300	1,183,641
Honda Motor Co., Ltd., Sponsored ADR	11,000	325,380
H-One Co., Ltd.	100	659
Hosokawa Micron Corp.	200	5,508
Hotland Co., Ltd.	100	1,194
Hoya Corp.	1,100	161,346
Hulic Co., Ltd.	34,800	333,579
Hyakugo Bank, Ltd. (The)	11,600	33,572
Hyakujushi Bank, Ltd. (The)	200	2,584
IBJ, Inc.	200	1,914
Ichigo, Inc.	63,600	189,643
Ichikoh Industries, Ltd.	200	989
Ichinen Holdings Co., Ltd.	200	2,447
Ichiyoshi Securities Co., Ltd.	200	1,140
IDEA Consultants, Inc.	100	1,780
Idec Corp.	1,400	29,529
Idemitsu Kosan Co., Ltd.	1,100	30,051
IDOM, Inc.	24,500	167,165
IHI Corp.	24,500	570,252
Iida Group Holdings Co., Ltd.	100	2,458

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Iino Kaiun Kaisha, Ltd.	300	$1,439
Inaba Denki Sangyo Co., Ltd.	100	2,391
Inaba Seisakusho Co., Ltd.	200	2,343
Ines Corp.	200	2,913
I-Net Corp.	100	1,159
Infomart Corp.	53,900	524,701
INFRONEER Holdings, Inc.	200	1,656
Inpex Corp.	61,800	515,971
Intage Holdings, Inc.	1,800	30,309
Inter Action Corp.	100	2,149
I-PEX, Inc.	200	3,596
IPS, Inc.	100	1,580
Iseki & Co., Ltd.	400	5,760
Isetan Mitsukoshi Holdings, Ltd.	69,400	505,170
Ishihara Sangyo Kaisha, Ltd.	100	1,099
Isuzu Motors, Ltd.	6,800	91,184
Itfor, Inc.	200	1,556
ITOCHU Corp.	51,300	1,458,580
Itochu Enex Co., Ltd.	100	880
Itochu-Shokuhin Co., Ltd.	100	4,613
Itoham Yonekyu Holdings, Inc.	26,000	158,018
Itoki Corp.	900	2,857
IwaiCosmo Holdings, Inc.	200	2,343
Iyo Bank, Ltd. (The)	200	977
J Front Retailing Co., Ltd.	13,200	121,668
JAC Recruitment Co., Ltd.	200	3,915
JANOME Corp.	200	1,298
*Japan Airlines Co., Ltd.	100	2,150
Japan Exchange Group, Inc.	34,200	807,873
Japan Lifeline Co., Ltd.	100	1,074
Japan Material Co., Ltd.	200	2,775
Japan Post Holdings Co., Ltd.	13,300	102,061
Japan Post Insurance Co., Ltd.	200	3,245
Japan Property Management Center Co., Ltd.	100	1,011
Japan Pulp & Paper Co., Ltd.	100	3,368
Japan Steel Works, Ltd. (The)	16,500	482,592
Japan Tobacco, Inc.	30,100	590,121
Japan Transcity Corp.	100	530
*Japan Wool Textile Co., Ltd. (The)	1,100	8,759
JCR Pharmaceuticals Co., Ltd.	100	2,455
JDC Corp.	100	524
JFE Holdings, Inc.	6,200	94,774
JGC Holdings Corp.	100	935
JM Holdings Co., Ltd.	200	3,276
J-Oil Mills, Inc.	200	3,217
Joshin Denki Co., Ltd.	200	4,150
JP-Holdings, Inc.	100	222
JSB Co., Ltd.	100	2,515
JSP Corp.	100	1,344
JSR Corp.	24,500	883,096
JTEKT Corp.	20,900	183,843
Juki Corp.	600	4,462
Juroku Financial Group, Inc.	400	7,258
JVCKenwood Corp.	241,400	414,948
Kaga Electronics Co., Ltd.	200	5,481
Kagome Co., Ltd.	100	2,535

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Kajima Corp.	2,000	$24,556
Kaken Pharmaceutical Co., Ltd.	100	3,938
Kamigumi Co., Ltd.	100	2,006
Kanamic Network Co., Ltd.	200	1,061
Kandenko Co., Ltd.	100	773
Kanematsu Corp.	100	1,158
Kansai Electric Power Co., Inc. (The)	20,000	183,819
Kansai Paint Co., Ltd.	24,400	563,431
Kansai Super Market, Ltd.	100	1,621
Kanto Denka Kogyo Co., Ltd.	500	4,591
Kao Corp.	25,600	1,443,838
Kawasaki Heavy Industries, Ltd.	20,800	420,652
KDDI Corp.	69,700	2,156,559
KeePer Technical Laboratory Co., Ltd.	200	5,736
Keihan Holdings Co., Ltd.	100	2,620
Keikyu Corp.	100	1,124
Keio Corp.	100	5,034
Keisei Electric Railway Co., Ltd.	25,400	814,181
Keiyo Bank, Ltd. (The)	1,000	3,885
Keiyo Co., Ltd.	900	6,543
*Kewpie Corp.	100	2,188
Keyence Corp.	3,400	2,042,833
KFC Holdings Japan, Ltd.	100	2,534
Kikkoman Corp.	1,800	147,126
*Kintetsu Group Holdings Co., Ltd.	100	3,135
Kirin Holdings Co., Ltd.	46,100	800,913
Ki-Star Real Estate Co., Ltd.	100	5,560
Kitanotatsujin Corp.	45,100	163,748
Kitz Corp.	1,200	7,998
*KLab, Inc.	200	1,112
Koa Corp.	300	4,036
Kobe Bussan Co., Ltd.	100	3,433
Kobe Steel, Ltd.	400	2,350
Koito Manufacturing Co., Ltd.	100	5,648
#Kojima Co., Ltd.	700	3,591
Komatsu, Ltd.	400	10,406
KOMEDA Holdings Co., Ltd.	100	1,809
Konami Holdings Corp.	100	5,490
Konica Minolta, Inc.	5,300	26,122
Konishi Co., Ltd.	200	3,096
Konoike Transport Co., Ltd.	100	1,088
Krosaki Harima Corp.	100	4,122
*KRS Corp.	100	1,743
K’s Holdings Corp.	48,100	495,237
Kubota Corp.	400	8,498
Kuraray Co., Ltd.	100	903
Kurita Water Industries, Ltd.	100	4,911
Kuriyama Holdings Corp.	300	2,613
KYB Corp.	400	10,664
Kyoei Steel, Ltd.	200	2,463
Kyokuto Kaihatsu Kogyo Co., Ltd.	200	2,726
Kyokuto Securities Co., Ltd.	200	1,335
Kyosan Electric Manufacturing Co., Ltd.	100	420
Kyowa Electronic Instruments Co., Ltd.	400	1,428
Kyowa Kirin Co., Ltd.	500	16,400

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Kyushu Electric Power Co., Inc.	100	$704
Kyushu Financial Group, Inc.	300	1,008
Kyushu Railway Co	100	2,233
Lacto Japan Co., Ltd.	100	2,346
LEC, Inc.	200	1,824
LIFULL Co., Ltd.	31,900	99,875
LIKE, Inc.	100	1,558
Lion Corp.	31,600	525,166
Lixil Corp.	900	23,079
Look Holdings, Inc.	100	1,209
M3, Inc.	20,500	1,205,999
Macromill, Inc.	800	5,641
*Maezawa Industries, Inc.	300	1,747
Makita Corp.	200	9,231
*Management Solutions Co., Ltd.	100	2,982
Mandom Corp.	100	1,451
MarkLines Co., Ltd.	100	2,824
Marubeni Corp.	80,400	677,750
Marudai Food Co., Ltd.	200	2,970
Marui Group Co., Ltd.	26,400	516,076
Marusan Securities Co., Ltd.	500	2,627
Maruzen CHI Holdings Co., Ltd.	500	1,640
Maruzen Showa Unyu Co., Ltd.	800	24,346
Matsui Securities Co., Ltd.	17,800	127,539
Max Co., Ltd.	200	3,175
Maxell, Ltd.	600	7,193
Mazda Motor Corp.	500	4,468
MCJ Co., Ltd.	24,300	272,995
Mebuki Financial Group, Inc.	13,300	27,177
MEC Co., Ltd.	800	21,890
Medical Data Vision Co., Ltd.	300	3,849
Medipal Holdings Corp.	21,900	394,690
*MedPeer, Inc.	700	20,873
Megachips Corp.	500	15,742
MEIJI Holdings Co., Ltd.	1,600	100,890
Meiko Electronics Co., Ltd.	1,200	33,098
Meisei Industrial Co., Ltd.	100	594
Mercuria Holdings Co., Ltd.	200	1,293
Michinoku Bank, Ltd. (The)	100	768
Micronics Japan Co., Ltd.	300	3,954
Mie Kotsu Group Holdings, Inc.	100	436
MIMAKI ENGINEERING Co., Ltd.	300	2,442
*Mimasu Semiconductor Industry Co., Ltd.	200	4,366
MINEBEA MITSUMI, Inc.	43,600	1,099,320
Mirai Industry Co., Ltd.	100	1,482
Mirait Holdings Corp.	100	1,914
Miroku Jyoho Service Co., Ltd.	100	1,573
MISUMI Group, Inc.	25,600	1,068,678
Mitsubishi Chemical Holdings Corp.	100,100	827,575
Mitsubishi Corp.	51,200	1,621,876
Mitsubishi Electric Corp.	20,700	276,847
Mitsubishi Estate Co., Ltd.	900	13,639
Mitsubishi Gas Chemical Co., Inc.	100	2,011
Mitsubishi Heavy Industries, Ltd.	1,600	40,819
Mitsubishi Materials Corp.	100	1,935
Mitsubishi Motors Corp.	700	2,228

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Mitsubishi Research Institute, Inc.	100	$3,719
Mitsubishi UFJ Financial Group, Inc.	380,800	2,078,913
Mitsui Chemicals, Inc.	100	2,964
Mitsui DM Sugar Holdings Co., Ltd.	100	1,774
*Mitsui E&S Holdings Co., Ltd.	180,900	916,994
Mitsui Fudosan Co., Ltd.	25,700	585,674
Mitsui OSK Lines, Ltd.	25,400	1,594,948
Mitsui-Soko Holdings Co., Ltd.	1,100	22,005
Miura Co., Ltd.	100	3,828
Miyazaki Bank, Ltd. (The)	100	1,800
Miyoshi Oil & Fat Co., Ltd.	100	1,169
Mizuho Financial Group, Inc.	47,600	628,266
Mizuno Corp.	1,000	23,170
Monex Group, Inc.	69,900	452,411
Monogatari Corp. (The)	200	12,436
MonotaRO Co., Ltd.	46,600	1,054,400
MORESCO Corp.	100	1,051
Morinaga & Co., Ltd.	100	3,526
Morita Holdings Corp.	1,800	22,574
MRK Holdings, Inc.	100	118
MS&AD Insurance Group Holdings, Inc.	22,800	737,038
m-up Holdings, Inc.	100	3,407
Murata Manufacturing Co., Ltd.	24,800	1,881,994
Musashi Seimitsu Industry Co., Ltd.	100	1,872
Musashino Bank, Ltd. (The)	300	4,699
Nabtesco Corp.	21,000	679,588
Nafco Co., Ltd.	100	1,510
Nagase & Co., Ltd.	200	3,371
Nagoya Railroad Co., Ltd.	100	1,647
Naigai Trans Line, Ltd.	100	1,926
Nankai Electric Railway Co., Ltd.	100	1,978
Nanto Bank, Ltd. (The)	300	5,159
Natori Co., Ltd.	100	1,697
NEC Corp.	1,900	96,979
NEC Networks & System Integration Corp.	24,700	396,196
NET One Systems Co., Ltd.	18,600	607,630
Neturen Co., Ltd.	100	533
Nexon Co., Ltd.	200	3,387
NGK Insulators, Ltd.	100	1,659
NGK Spark Plug Co., Ltd.	100	1,589
NH Foods, Ltd.	100	3,512
NHK Spring Co., Ltd.	400	3,006
Nichias Corp.	100	2,441
Nichiban Co., Ltd.	100	1,622
Nichicon Corp.	500	4,714
Nichi-iko Pharmaceutical Co., Ltd.	300	2,271
Nichirei Corp.	200	4,876
Nichirin Co., Ltd.	200	3,192
Nidec Corp.	5,700	628,362
Nifco, Inc.	100	3,179
Nihon House Holdings Co., Ltd.	900	3,015
Nihon M&A Center Holdings, Inc.	400	12,225
Nihon Nohyaku Co., Ltd.	100	470
Nihon Parkerizing Co., Ltd.	100	993
Nihon Unisys, Ltd.	100	2,798

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Nikkiso Co., Ltd.	2,800	$24,728
Nikko Co., Ltd.	200	1,159
Nikon Corp.	500	5,477
Nintendo Co., Ltd.	1,800	792,458
Nippon Chemical Industrial Co., Ltd.	100	2,561
*Nippon Chemi-Con Corp.	500	9,349
Nippon Coke & Engineering Co., Ltd.	104,000	138,636
Nippon Concrete Industries Co., Ltd.	100	262
Nippon Denko Co., Ltd.	200,300	644,684
Nippon Electric Glass Co., Ltd.	26,000	661,715
Nippon Express Co., Ltd.	100	6,244
Nippon Kayaku Co., Ltd.	25,000	262,881
Nippon Koei Co., Ltd.	300	9,077
Nippon Paper Industries Co., Ltd.	25,600	261,557
Nippon Parking Development Co., Ltd.	600	758
Nippon Pillar Packing Co., Ltd.	200	4,859
Nippon Road Co., Ltd. (The)	100	7,218
Nippon Sanso Holdings Corp.	28,200	664,039
Nippon Sheet Glass Co., Ltd.	12,700	70,726
Nippon Signal Co., Ltd.	400	3,448
Nippon Steel Corp.	28,600	501,393
Nippon Suisan Kaisha, Ltd.	59,900	339,884
Nippon Telegraph & Telephone Corp.	39,500	1,104,372
Nippon Thompson Co., Ltd.	400	2,052
Nippon Yakin Kogyo Co., Ltd.	200	4,811
Nippon Yusen KK	2,700	193,694
Nipro Corp.	26,300	266,633
Nishi-Nippon Financial Holdings, Inc.	200	1,166
Nishio Rent All Co., Ltd.	1,200	29,562
Nissan Chemical Corp.	100	5,551
*Nissan Motor Co., Ltd.	5,700	28,864
Nissei ASB Machine Co., Ltd.	100	3,249
Nissha Co., Ltd.	500	8,143
Nisshin Seifun Group, Inc.	21,300	336,055
Nisshinbo Holdings, Inc.	1,100	8,470
Nisso Corp.	100	630
Nitori Holdings Co., Ltd.	100	18,290
Nitto Denko Corp.	1,200	93,453
Nitto Kogyo Corp.	1,100	16,303
Nitto Seiko Co., Ltd.	600	3,447
NOK Corp.	100	1,152
*Nomura Holdings, Inc., Sponsored ADR	6,000	27,660
Nomura Holdings, Inc.	66,800	322,210
Nomura Micro Science Co., Ltd.	100	4,275
Nomura Real Estate Holdings, Inc.	100	2,428
Nomura Research Institute, Ltd.	52,200	2,078,386
Noritake Co., Ltd.	100	4,354
Noritz Corp.	300	4,799
North Pacific Bank, Ltd.	300	621
NSD Co., Ltd.	200	3,797
NSK, Ltd.	700	4,696
NTN Corp.	276,200	595,880
NTT Data Corp.	101,300	2,028,221
Obara Group, Inc.	100	3,197
Obayashi Corp.	13,300	111,742
Odakyu Electric Railway Co., Ltd.	25,500	550,813

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Oenon Holdings, Inc.	100	$331
Ohara, Inc.	100	1,215
Oiles Corp.	100	1,481
Oita Bank, Ltd. (The)	100	1,590
Oji Holdings Corp.	2,000	9,893
Okabe Co., Ltd.	800	4,792
Okamoto Industries, Inc.	100	3,499
Okasan Securities Group, Inc.	1,000	3,412
Oki Electric Industry Co., Ltd.	35,300	289,458
Okinawa Financial Group, Inc.	300	6,580
Okura Industrial Co., Ltd.	200	3,687
Okuwa Co., Ltd.	600	5,746
Olympus Corp.	85,800	1,851,444
Omron Corp.	2,000	190,660
Ono Pharmaceutical Co., Ltd.	33,800	707,125
Onward Holdings Co., Ltd.	2,000	5,911
Optex Group Co., Ltd.	700	8,877
Oriental Shiraishi Corp.	47,600	112,295
Osaka Gas Co., Ltd.	25,600	412,204
*Osaka Organic Chemical Industry, Ltd.	700	20,903
Osaka Soda Co., Ltd.	100	2,533
Osaki Electric Co., Ltd.	300	1,476
Otsuka Corp.	600	29,467
Otsuka Holdings Co., Ltd.	23,900	941,957
Outsourcing, Inc.	25,200	480,905
Pacific Industrial Co., Ltd.	2,100	21,308
Pan Pacific International Holdings Corp.	7,100	148,569
Panasonic Corp.	74,400	908,590
Park24 Co., Ltd.	400	6,107
Pasona Group, Inc.	300	8,353
Penta-Ocean Construction Co., Ltd.	90,500	621,456
*PeptiDream, Inc.	900	21,729
Persol Holdings Co., Ltd.	25,500	682,087
Pigeon Corp.	19,700	455,592
Pola Orbis Holdings, Inc.	25,300	539,171
Poletowin Pitcrew Holdings, Inc.	400	3,596
*PR Times, Inc.	100	3,201
Press Kogyo Co., Ltd.	800	2,322
Prestige International, Inc.	200	1,365
Pronexus, Inc.	100	930
Proto Corp.	200	2,468
PS Mitsubishi Construction Co., Ltd.	100	581
*QB Net Holdings Co., Ltd.	100	1,675
Qol Holdings Co., Ltd.	200	2,957
Raiznext Corp.	100	1,079
Rakuten, Inc.	67,000	734,488
Recruit Holdings Co., Ltd.	69,600	4,621,892
Relia, Inc.	1,100	11,248
Relo Group, Inc.	1,200	24,805
*Renesas Electronics Corp.	88,200	1,084,467
Rengo Co., Ltd.	200	1,514
*RENOVA, Inc.	200	8,770
Resona Holdings, Inc.	138,600	520,244
Resorttrust, Inc.	26,800	473,598
Restar Holdings Corp.	100	1,666

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Retail Partners Co., Ltd.	200	$2,087
Rheon Automatic Machinery Co., Ltd.	100	1,186
Right On Co., Ltd.	200	1,251
Riken Technos Corp.	200	959
Riso Kagaku Corp.	100	2,103
*Riso Kyoiku Co., Ltd.	65,200	272,179
Rohm Co., Ltd.	100	9,103
Rohto Pharmaceutical Co., Ltd.	100	3,048
Rokko Butter Co., Ltd.	300	4,383
Roland DG Corp.	300	7,856
RS Technologies Co., Ltd.	100	5,411
Ryobi, Ltd.	500	5,227
Ryohin Keikaku Co., Ltd.	36,800	722,284
Ryosan Co., Ltd.	200	4,108
Sakata INX Corp.	1,000	9,629
*Sala Corp.	200	1,089
SAMTY Co., Ltd.	400	8,865
San ju San Financial Group, Inc.	200	2,445
San-Ai Oil Co., Ltd.	400	5,185
Sanei Architecture Planning Co., Ltd.	200	3,117
San-In Godo Bank, Ltd. (The)	6,900	33,706
*Sanix, Inc.	78,700	232,597
Sanki Engineering Co., Ltd.	500	6,288
Sankyo Tateyama, Inc.	500	3,254
Sanoh Industrial Co., Ltd.	200	1,765
Santen Pharmaceutical Co., Ltd.	46,500	652,896
Sanwa Holdings Corp.	26,400	306,543
Sanyo Denki Co., Ltd.	100	5,718
Sapporo Holdings, Ltd.	200	4,332
*Satori Electric Co., Ltd.	200	1,766
SBI Holdings, Inc.	27,400	706,957
Scala, Inc.	300	1,818
SCREEN Holdings Co., Ltd.	100	9,270
Secom Co., Ltd.	100	6,787
Sega Sammy Holdings, Inc.	200	2,831
Seibu Holdings, Inc.	25,900	282,112
Seiko Epson Corp.	200	3,554
Seiko PMC Corp.	200	1,365
Seino Holdings Co., Ltd.	100	1,208
Sekisui Chemical Co., Ltd.	25,600	418,715
Sekisui House, Ltd.	25,300	523,972
Senko Group Holdings Co., Ltd.	100	886
Senshu Electric Co., Ltd.	100	4,179
Senshu Ikeda Holdings, Inc.	152,500	213,988
Septeni Holdings Co., Ltd.	124,500	525,187
Seven & i Holdings Co., Ltd.	18,900	792,631
Seven Bank, Ltd.	51,300	108,426
SG Holdings Co., Ltd.	25,100	627,362
Shibaura Electronics Co., Ltd.	100	5,762
Shibaura Machine Co., Ltd.	300	6,983
Shibuya Corp.	800	21,048
Shikoku Bank, Ltd. (The)	200	1,315
Shikoku Electric Power Co, Inc.	200	1,301
Shima Seiki Manufacturing, Ltd.	1,400	26,803
Shimadzu Corp.	25,500	1,032,076
Shimano, Inc.	300	83,087

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Shimizu Corp.	300	$2,192
Shin Nippon Air Technologies Co., Ltd.	100	2,142
Shinagawa Refractories Co., Ltd.	100	3,407
Shindengen Electric Manufacturing Co., Ltd.	100	3,543
Shin-Etsu Chemical Co., Ltd.	5,200	923,710
Shin-Etsu Polymer Co., Ltd.	100	901
Shinko Shoji Co., Ltd.	200	1,600
Shinmaywa Industries, Ltd.	3,300	26,915
Shinoken Group Co., Ltd.	100	988
Shinsei Bank, Ltd.	100	1,653
Shinwa Co., Ltd.	200	3,885
Shionogi & Co., Ltd.	2,800	181,886
Shiseido Co., Ltd.	22,300	1,481,451
Shizuoka Bank, Ltd. (The)	300	2,413
Shizuoka Gas Co., Ltd.	700	7,367
Shoei Foods Corp.	200	6,876
Showa Denko KK	9,100	228,328
Siix Corp.	600	6,625
SKY Perfect JSAT Holdings, Inc.	39,500	147,919
Skylark Holdings Co., Ltd.	25,800	349,129
SMC Corp.	100	59,583
SMS Co., Ltd.	700	27,134
Sodick Co., Ltd.	900	6,906
SoftBank Corp.	227,900	3,106,955
SoftBank Group Corp.	49,900	2,697,510
Sohgo Security Services Co., Ltd.	100	4,262
Sojitz Corp.	16,720	274,940
Solasto Corp.	100	1,207
Soliton Systems KK	100	1,245
Sompo Holdings, Inc.	25,500	1,106,547
Sony Group Corp.	51,300	5,911,704
Space Co., Ltd.	300	2,486
Space Value Holdings Co., Ltd.	200	1,419
Sparx Group Co., Ltd.	600	1,552
S-Pool, Inc.	3,400	37,929
Square Enix Holdings Co., Ltd.	100	5,464
SRA Holdings	100	2,546
Stanley Electric Co., Ltd.	100	2,513
Star Mica Holdings Co., Ltd.	300	3,962
Star Micronics Co., Ltd.	1,600	20,922
Starzen Co., Ltd.	200	3,759
Strike Co., Ltd.	100	3,771
Subaru Corp.	25,700	502,167
SUMCO Corp.	31,800	603,510
Sumida Corp.	100	1,151
Sumitomo Bakelite Co., Ltd.	300	13,444
Sumitomo Chemical Co., Ltd.	15,200	74,650
Sumitomo Corp.	31,200	442,450
Sumitomo Dainippon Pharma Co., Ltd.	200	2,819
Sumitomo Electric Industries, Ltd.	49,600	655,316
Sumitomo Forestry Co., Ltd.	100	1,903
Sumitomo Heavy Industries, Ltd.	100	2,570
Sumitomo Metal Mining Co., Ltd.	18,200	705,973
Sumitomo Mitsui Construction Co., Ltd.	39,100	165,624
*Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	30,000	194,400

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Sumitomo Mitsui Financial Group, Inc.	40,500	$1,321,644
Sumitomo Mitsui Trust Holdings, Inc.	21,400	704,544
Sumitomo Realty & Development Co., Ltd.	25,500	919,141
Sumitomo Riko Co., Ltd.	300	1,947
Sumitomo Rubber Industries, Ltd.	100	1,229
Sumitomo Seika Chemicals Co., Ltd.	100	2,846
Sun Frontier Fudousan Co., Ltd.	100	933
Suntory Beverage & Food, Ltd.	100	3,872
Suruga Bank, Ltd.	119,000	436,238
Sushiro Global Holdings, Ltd.	22,900	989,103
Suzuki Motor Corp.	10,800	480,684
SWCC Showa Holdings Co., Ltd.	300	5,828
Sysmex Corp.	100	12,339
Systena Corp.	200	3,676
T&D Holdings, Inc.	25,400	325,672
Tadano, Ltd.	1,000	10,884
Taihei Dengyo Kaisha, Ltd.	100	2,356
Taiheiyo Cement Corp.	100	2,114
Taiko Pharmaceutical Co., Ltd.	300	2,126
Taisei Corp.	18,100	566,692
Taisei Lamick Co., Ltd.	100	2,402
Taiyo Yuden Co., Ltd.	600	30,257
Takamatsu Construction Group Co., Ltd.	100	1,751
*Takara & Co., Ltd.	200	3,120
Takara Holdings, Inc.	25,600	349,565
Takara Leben Co., Ltd.	34,500	93,795
Takashimaya Co., Ltd.	70,300	649,208
*Takasho Co., Ltd.	200	1,451
Takeda Pharmaceutical Co., Ltd.	49,900	1,401,708
Takihyo Co., Ltd.	100	1,562
Tama Home Co., Ltd.	200	4,113
Tamura Corp.	600	4,120
Tatsuta Electric Wire and Cable Co., Ltd.	100	449
Tayca Corp.	100	1,151
Tazmo Co., Ltd.	100	1,468
TDK Corp.	8,600	311,493
TechMatrix Corp.	1,400	22,100
TechnoPro Holdings, Inc.	1,200	38,150
Teijin, Ltd.	26,900	360,711
Terumo Corp.	31,100	1,368,645
THK Co., Ltd.	100	2,143
TIS, Inc.	900	24,429
Tobu Railway Co., Ltd.	100	2,483
Tocalo Co., Ltd.	2,600	31,740
Tochigi Bank, Ltd. (The)	300	466
Toda Corp.	1,000	6,288
Toho Bank, Ltd. (The)	1,600	2,863
Toho Co., Ltd.	100	4,692
*Toho Co., Ltd.	100	1,341
Toho Holdings Co., Ltd.	100	1,611
Toho Titanium Co., Ltd.	100	1,048
Tohoku Electric Power Co., Inc.	100	648
Tokai Carbon Co., Ltd.	100	1,305
Tokai Corp.	200	3,839
TOKAI Holdings Corp.	300	2,273
Tokai Tokyo Financial Holdings, Inc.	142,400	492,046

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Tokio Marine Holdings, Inc.	23,500	$1,236,159
Tokuyama Corp.	26,600	454,667
*Tokyo Base Co., Ltd.	200	1,237
*Tokyo Electric Power Co. Holdings, Inc.	107,700	297,527
Tokyo Electron Device, Ltd.	100	6,043
Tokyo Electron, Ltd.	700	324,446
Tokyo Gas Co., Ltd.	25,500	442,574
Tokyo Kiraboshi Financial Group, Inc.	300	3,875
Tokyo Seimitsu Co., Ltd.	100	4,056
Tokyo Steel Manufacturing Co., Ltd.	34,200	379,717
Tokyo Tatemono Co., Ltd.	25,500	373,471
Tokyo Tekko Co., Ltd.	100	1,307
Tokyu Construction Co., Ltd.	36,800	259,803
Tokyu Corp.	51,000	716,527
Tokyu Fudosan Holdings Corp.	400	2,312
Toli Corp.	100	203
Tomoe Engineering Co., Ltd.	100	1,994
TOMONY Holdings, Inc.	900	2,399
Tomy Co., Ltd.	22,700	215,005
Topcon Corp.	24,800	441,517
Topre Corp.	400	4,603
Toray Industries, Inc.	51,300	318,935
Toridoll Holdings Corp.	100	2,404
*Tosei Corp.	700	6,704
Toshiba Corp.	21,400	921,500
Tosho Co., Ltd.	100	1,708
Tosoh Corp.	25,500	429,156
TOTO, Ltd.	1,000	48,235
Tow Co., Ltd.	800	2,428
Towa Bank, Ltd. (The)	200	887
Towa Corp.	1,200	25,994
Toyo Construction Co., Ltd.	2,600	12,997
Toyo Denki Seizo KK	100	941
*Toyo Engineering Corp.	700	5,243
Toyo Machinery & Metal Co., Ltd.	300	1,415
Toyo Seikan Group Holdings, Ltd.	22,200	262,448
Toyo Suisan Kaisha, Ltd.	100	4,306
Toyo Tanso Co., Ltd.	200	5,429
Toyo Tire Corp.	100	1,656
Toyobo Co., Ltd.	200	2,399
Toyota Boshoku Corp.	100	1,914
Toyota Motor Corp.	384,300	6,762,534
Toyota Tsusho Corp.	26,200	1,132,787
TPR Co., Ltd.	300	3,804
Trancom Co., Ltd.	100	6,981
Trans Genic, Inc.	400	1,905
Transaction Co., Ltd.	100	1,009
TRE Holdings Corp.	124	1,949
Trend Micro, Inc.	24,100	1,359,027
Tsubaki Nakashima Co., Ltd.	800	11,169
Tsugami Corp.	1,600	21,890
Tsukishima Kikai Co., Ltd.	100	1,019
Tsukuba Bank, Ltd.	200	300
Tsurumi Manufacturing Co., Ltd.	100	1,537
Ube Industries, Ltd.	24,800	461,092

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Ubicom Holdings, Inc.	100	$2,530
Uchida Yoko Co., Ltd.	100	4,210
Unicharm Corp.	20,100	809,465
Union Tool Co.	100	3,368
Unipres Corp.	800	6,504
Ushio, Inc.	61,100	1,089,378
USS Co., Ltd.	300	4,815
V Technology Co., Ltd.	100	3,758
Valqua, Ltd.	100	2,014
Vector, Inc.	100	1,132
Vertex Corp.	100	2,657
Vital KSK Holdings, Inc.	100	665
VT Holdings Co., Ltd.	19,700	87,767
Wacom Co., Ltd.	60,300	388,162
Wakita & Co., Ltd.	800	7,226
Warabeya Nichiyo Holdings Co., Ltd.	300	5,864
Watahan & Co., Ltd.	100	1,080
*Weathernews, Inc.	100	7,288
Welcia Holdings Co., Ltd.	100	3,732
Wellnet Corp.	400	1,754
West Japan Railway Co.	100	4,703
World Holdings Co., Ltd.	100	2,493
Wowow, Inc.	100	2,033
Yakult Honsha Co., Ltd.	100	5,034
YAKUODO Holdings Co., Ltd.	200	4,218
YAMABIKO Corp.	200	2,173
Yamada Holdings Co., Ltd.	102,000	389,125
Yamagata Bank, Ltd. (The)	100	712
Yamaguchi Financial Group, Inc.	300	1,673
Yamaha Corp.	100	6,297
Yamaha Motor Co., Ltd.	25,500	707,805
Yamaichi Electronics Co., Ltd.	200	3,059
YA-MAN, Ltd.	400	4,234
Yamanashi Chuo Bank, Ltd. (The)	100	719
Yamato Holdings Co., Ltd.	23,200	569,089
Yamazaki Baking Co., Ltd.	22,600	342,890
Yaskawa Electric Corp.	100	4,315
Yellow Hat, Ltd.	100	1,627
Yokogawa Electric Corp.	200	3,985
Yokohama Reito Co., Ltd.	500	3,815
Yokohama Rubber Co., Ltd. (The)	100	1,686
Yokowo Co., Ltd.	200	4,425
Yondoshi Holdings, Inc.	300	4,541
Yotai Refractories Co., Ltd.	100	1,122
Yuasa Trading Co., Ltd.	200	5,323
Yurtec Corp.	300	1,752
Z Holdings Corp.	141,300	874,877
Zenrin Co., Ltd.	100	919
Zensho Holdings Co., Ltd.	100	2,305
Zeon Corp.	23,200	274,677

TOTAL JAPAN		167,683,920

NETHERLANDS (4.1%)
Aalberts NV	291	16,114
ABN AMRO Bank NV	10,066	148,243

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
NETHERLANDS (Continued)
*Accell Group NV	1,670	$68,897
*Adyen NV	397	1,199,334
Aegon NV, Registered, Sponsored NYS	37,891	191,350
Aegon NV	112,685	571,823
Akzo Nobel NV	7,410	852,546
AMG Advanced Metallurgical Group NV	1,858	54,915
*Amsterdam Commodities NV	148	4,162
APERAM SA	3,001	179,132
Arcadis NV	9,562	466,968
#ArcelorMittal SA, Sponsored NYS	7,092	242,334
ArcelorMittal SA	25,933	880,069
ASM International NV	1,791	811,227
ASML Holding NV, Sponsored NYS	2,965	2,410,189
ASML Holding NV	10,045	8,142,992
ASR Nederland NV	2,789	130,587
#*Basic-Fit NV	3,011	146,348
BE Semiconductor Industries NV	3,374	308,304
#*Beter Bed Holding NV	22	133
Boskalis Westminster	4,847	144,717
Brunel International NV	17	234
Coca-Cola Europacific Partners PLC	3,415	180,923
Corbion NV	3,064	145,733
ForFarmers NV	20	96
*Fugro NV	3,122	26,483
Heijmans NV	27	376
Heineken NV	9,534	1,057,200
*Hunter Douglas NV	4	477
IMCD NV	2,277	506,062
ING Groep NV	131,334	1,994,054
*Intertrust NV	7,320	110,801
Kendrion NV	20	463
Koninklijke Ahold Delhaize NV	76,923	2,504,101
*Koninklijke BAM Groep NV	3,332	9,678
Koninklijke DSM NV	6,835	1,495,344
Koninklijke KPN NV	193,113	577,694
Koninklijke Philips NV	20,654	973,400
Koninklijke Philips NV , Sponsored NYS	1,032	48,762
Koninklijke Vopak NV	5,984	238,219
*Lucas Bols NV	4	47
NN Group NV	12,371	663,131
*OCI NV	60	1,701
Ordina NV	102	425
PostNL NV	23,600	102,498
Prosus NV	7,178	633,055
Randstad NV	5,975	430,085
SBM Offshore NV	868	13,721
SIF Holding NV	14	228
Signify NV	10,865	526,200
*Sligro Food Group NV	2,077	55,643
TKH Group NV	2,658	151,522
*TomTom NV	17,303	149,077
Universal Music Group NV	16,658	484,152
Van Lanschot Kempen NV	1,687	46,855

Wolters Kluwer NV	12,989	1,362,453

TOTAL NETHERLANDS		31,461,277

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
NEW ZEALAND (0.3%)
#*a2 Milk Co., Ltd. (The)	14,674	$68,995
*Air New Zealand, Ltd.	1,287	1,538
Arvida Group, Ltd.	3,165	4,530
*Auckland International Airport, Ltd.	36,645	209,538
Chorus, Ltd.	3,073	14,009
Contact Energy, Ltd.	64,156	375,571
Delegat Group, Ltd.	36	376
EBOS Group, Ltd.	13,900	360,598
#*Eroad, Ltd.	24	91
*Evolve Education Group, Ltd.	65	41
Fisher & Paykel Healthcare Corp., Ltd.	15,148	338,338
Fletcher Building, Ltd.	67,108	344,346
Fonterra Co-operative Group, Ltd.	76	217
Freightways, Ltd.	571	5,292
Genesis Energy, Ltd.	955	2,228
*Gentrack Group, Ltd.	60	83
Hallenstein Glasson Holdings, Ltd.	44	220
Heartland Group Holdings, Ltd.	499	839
*Infratil, Ltd.	3,341	19,797
Kathmandu Holdings, Ltd.	24,212	27,550
*Mainfreight, Ltd.	1,408	90,587
Mercury NZ, Ltd.	1,039	4,562
Meridian Energy, Ltd.	21,560	76,993
*New Zealand Refining Co., Ltd. (The)	136	83
NZME, Ltd.	136	111
NZX, Ltd.	185	229
Oceania Healthcare, Ltd.	4,128	4,136
*Pacific Edge, Ltd.	272	286
*Plexure Group, Ltd.	64	26
Port of Tauranga, Ltd.	184	909
*Restaurant Brands New Zealand, Ltd.	20	223
#*Ryman Healthcare, Ltd.	14,458	149,512
*Sanford, Ltd.	52	188
Scales Corp., Ltd.	80	307
*Serko, Ltd.	40	223
Skellerup Holdings, Ltd.	120	535
*SKY Network Television, Ltd.	111	151
SKYCITY Entertainment Group, Ltd.	34,094	78,078
Spark New Zealand, Ltd.	107,279	350,474
Summerset Group Holdings, Ltd.	2,019	20,966
*Synlait Milk, Ltd.	52	134
*Tourism Holdings, Ltd.	80	157
Trustpower, Ltd.	40	213
*Turners Automotive Group, Ltd.	40	125
Vector, Ltd.	144	421
#*Vista Group International, Ltd.	136	246
*Warehouse Group, Ltd. (The)	56	162
Z Energy, Ltd.	35,712	92,006

TOTAL NEW ZEALAND		2,646,240

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
NORWAY (0.9%)
ABG Sundal Collier Holding ASA	252	$278
*Adevinta ASA	1,191	19,577
*AF Gruppen ASA	28	652
*Akastor ASA	92	64
Aker ASA, A Shares	1,386	127,306
Aker BP ASA	5,261	201,440
*Aker Solutions ASA	920	2,603
AKVA Group ASA	8	85
American Shipping Co. ASA	56	206
*ArcticZymes Technologies ASA	28	293
Atea ASA	647	12,084
Austevoll Seafood ASA	156	2,104
Bakkafrost P/F	1,902	175,421
Bank Norwegian ASA	1,602	19,809
Bonheur ASA	24	946
*Borr Drilling, Ltd.	124	125
Borregaard ASA	1,159	28,087
Bouvet ASA	1,647	13,162
*BW Energy, Ltd.	56	182
BW LPG, Ltd.	3,771	20,060
BW Offshore, Ltd.	296	960
*Crayon Group Holding ASA	128	2,982
DNB Bank ASA	16,387	388,981
*DNO ASA	8,584	12,481
Elkem ASA	271	1,072
Entra ASA	677	16,871
*Equinor ASA	35,425	895,121
Europris ASA	60,291	444,737
Fjordkraft Holding ASA	2,564	15,231
FLEX LNG, Ltd.	44	887
*Frontline, Ltd.	304	2,699
Gjensidige Forsikring ASA	5,310	131,882
Golden Ocean Group, Ltd.	611	5,504
#*Grieg Seafood ASA	68	755
*Hexagon Composites ASA	52	209
Kid ASA	1,927	25,741
#*Kongsberg Automotive ASA	703	249
Kongsberg Gruppen ASA	4,021	131,668
Leroy Seafood Group ASA	11,375	103,271
Mowi ASA	11,579	334,806
#*NEL ASA	24,288	51,193
*Nordic Semiconductor ASA	14,907	440,551
Norsk Hydro ASA	70,016	512,169
Norway Royal Salmon ASA	9	189
*Odfjell Drilling, Ltd.	88	222
*Odfjell SE, A Shares	20	75
Olav Thon Eiendomsselskap ASA	16	350
#Orkla ASA	29,014	281,795
*Otello Corp. ASA	56	190
#*PGS ASA	1,838	747
Protector Forsikring ASA	144	1,667
*REC Silicon ASA	156	282
Salmar ASA	3,456	262,694
Scatec ASA	2,425	47,615
Schibsted ASA, Class B	2,980	134,358
Schibsted ASA, Class A	3,104	159,873

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
NORWAY (Continued)
Selvaag Bolig ASA	44	$270
*Solon Eiendom ASA	20	91
Sparebank 1 Oestlandet	68	1,119
SpareBank 1 SR-Bank ASA	368	5,629
Stolt-Nielsen, Ltd.	48	738
Storebrand ASA	23,697	253,629
Subsea 7 SA	16,029	143,553
Telenor ASA	23,050	363,354
TGS ASA	22,496	206,683
TOMRA Systems ASA	4,295	276,812
Veidekke ASA	1,581	22,726
*Wallenius Wilhelmsen ASA	172	783
XXL ASA	80	132
Yara International ASA	5,415	282,166

TOTAL NORWAY		6,592,246

PORTUGAL (0.2%)
Altri SGPS SA	60	389
#*Banco Comercial Portugues SA, Registered	1,402,704	253,393
*Corticeira Amorim SGPS SA	995	13,886
CTT-Correios de Portugal SA	4,908	27,036
#EDP—Energias de Portugal SA	88,836	502,100
#EDP Renovaveis SA	5,168	144,134
Galp Energia SGPS SA	19,738	205,393
*Greenvolt-Energias Renovaveis SA	1	8
Jeronimo Martins SGPS SA	11,221	254,515
#*Mota-Engil SGPS SA	48	75
Navigator Co. SA (The)	14,145	55,328
NOS SGPS SA	32,924	128,553
REN—Redes Energeticas Nacionais SGPS SA	20,560	62,695
Sonae SGPS SA	36,723	40,437

TOTAL PORTUGAL		1,687,942

SINGAPORE (0.9%)
AEM Holdings, Ltd.	14,400	44,743
*Avarga, Ltd.	800	175
*Banyan Tree Holdings, Ltd.	300	76
Bukit Sembawang Estates, Ltd.	6,500	25,210
CapitaLand Integrated Commercial Trust	43	69
*Capitaland Investment, Ltd.	34,000	86,733
*Centurion Corp., Ltd.	500	122
China Aviation Oil Singapore Corp., Ltd.	400	297
China Sunsine Chemical Holdings, Ltd.	500	189
Chip Eng Seng Corp., Ltd.	700	223
City Developments, Ltd.	11,600	62,968
ComfortDelGro Corp., Ltd.	106,900	123,666
*COSCO Shipping International Singapore Co., Ltd.	1,000	204
CSE Global, Ltd.	300	115
Dairy Farm International Holdings, Ltd.	300	1,071
*DBS Group Holdings, Ltd.	51,539	1,205,061
Far East Orchard, Ltd.	200	165
First Resources, Ltd.	400	528
Frencken Group, Ltd.	11,100	18,768

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SINGAPORE (Continued)
*Fu Yu Corp., Ltd.	700	$151
Genting Singapore, Ltd.	247,700	143,275
*Golden Agri-Resources, Ltd.	8,500	1,670
*GuocoLand, Ltd.	400	504
*Halcyon Agri Corp., Ltd.	500	98
Hongkong Land Holdings, Ltd.	66,100	364,211
Hour Glass, Ltd. (The)	200	291
Hutchison Port Holdings Trust, Class U	546,800	117,562
iFAST Corp., Ltd.	3,800	24,375
ISDN Holdings, Ltd.	505	232
Japfa, Ltd.	340,000	172,710
Jardine Cycle & Carriage, Ltd.	100	1,668
Keppel Corp., Ltd.	13,300	53,062
Keppel Infrastructure Trust	85,500	33,604
Low Keng Huat Singapore, Ltd.	200	71
*Mandarin Oriental International, Ltd.	200	464
NetLink NBN Trust	97,900	74,051
*Oceanus Group, Ltd.	21,700	644
Olam International, Ltd.	690	870
OUE, Ltd.	500	512
Oversea-Chinese Banking Corp., Ltd.	52,836	462,340
Oxley Holdings, Ltd.	963	143
*Raffles Education Corp., Ltd.	900	51
Raffles Medical Group, Ltd.	54,900	55,775
Riverstone Holdings, Ltd.	500	319
*Roxy-Pacific Holdings, Ltd.	200	70
*SATS, Ltd.	300	932
Sembcorp Industries, Ltd.	57,300	85,408
*Sembcorp Marine, Ltd.	5,092,600	298,343
Sheng Siong Group, Ltd.	96,000	101,090
*SIA Engineering Co., Ltd.	100	161
Sing Holdings, Ltd.	200	56
*Singapore Airlines, Ltd.	136,600	526,748
*Singapore Exchange, Ltd.	25,800	185,201
Singapore Technologies Engineering, Ltd.	77,500	220,115
Singapore Telecommunications, Ltd.	280,800	520,578
StarHub, Ltd.	400	368
*UMS Holdings, Ltd.	24,600	24,080
United Overseas Bank, Ltd.	51,200	1,015,647
UOB-Kay Hian Holdings, Ltd.	639	749
UOL Group, Ltd.	300	1,608
Valuetronics Holdings, Ltd.	500	215
Venture Corp., Ltd.	25,500	355,695
Vicom, Ltd.	100	153
Wilmar International, Ltd.	84,700	271,342
*Wing Tai Holdings, Ltd.	14,300	20,572

TOTAL SINGAPORE		6,708,167

SPAIN (2.2%)
Acciona SA	1,712	328,484
Acerinox SA	7,985	111,211
ACS Actividades de Construccion y Servicios SA	10,820	283,359
Aedas Homes SA	385	11,072
*Aena SME SA	3,194	523,573
*Alantra Partners SA	12	225

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SPAIN (Continued)
Almirall SA	9,936	$147,755
*Amadeus IT Group SA	14,503	970,760
*Amper SA	720	161
Applus Services SA	19,902	180,337
*Atresmedia Corp. de Medios de Comunicacion SA	168	687
Banco Bilbao Vizcaya Argentaria SA	252,915	1,774,257
Banco Bilbao Vizcaya Argentaria SA , Sponsored ADR	28,118	195,982
*Banco de Sabadell SA	237,886	191,714
Banco Santander SA , Sponsored ADR	12,402	47,004
Banco Santander SA	515,365	1,954,119
Bankinter SA	52,384	288,678
CaixaBank SA	141,623	407,274
Cellnex Telecom SA	6,280	386,486
Cia de Distribucion Integral Logista Holdings SA	14,517	309,787
CIE Automotive SA	3,629	98,776
Construcciones y Auxiliar de Ferrocarriles SA	847	37,198
*Distribuidora Internacional de Alimentacion SA	8,816	161
Ebro Foods SA	3,108	61,720
*eDreams ODIGEO SA	40	351
Elecnor SA	1,219	14,812
Enagas SA	10,896	244,685
*Ence Energia y Celulosa SA	7,762	19,977
Endesa SA	14,988	345,942
*Ercros SA	9,213	37,316
Faes Farma SA	19,598	80,014
Ferrovial SA	17,546	553,516
Fluidra SA	248	9,485
Fomento de Construcciones y Contratas SA	83	1,057
*Gestamp Automocion SA	6,851	30,619
Global Dominion Access SA	4,652	24,953
Grifols SA	10,766	246,624
Grupo Catalana Occidente SA	24	854
Grupo Empresarial San Jose SA	12	60
*Grupo Ezentis SA	192	59
Iberdrola SA	187,685	2,218,676
Iberpapel Gestion SA	4	91
*Indra Sistemas SA	21,467	259,605
Industria de Diseno Textil SA	39,949	1,444,252
Laboratorios Farmaceuticos Rovi SA	13	912
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	21,705	43,705
Mapfre SA	1,860	3,940
*Mediaset Espana Comunicacion SA	16,413	85,472
*Melia Hotels International SA	6,042	44,484
Metrovacesa SA	32	280
Miquel y Costas & Miquel SA	12	166
Neinor Homes SA	32	412
*Obrascon Huarte Lain SA	166	135
Pharma Mar SA	832	64,644
Prim SA	4	65
*Promotora de Informaciones SA, Class A	132	92
Prosegur Cia de Seguridad SA	13,029	36,941
*Realia Business SA	136	115
Red Electrica Corp. SA	18,715	390,058
Renta 4 Banco SA	8	88
*Repsol SA	60,089	768,810

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SPAIN (Continued)
Sacyr SA	36,793	$104,743
*Siemens Gamesa Renewable Energy SA	3,672	99,564
*Solaria Energia y Medio Ambiente SA	4,106	82,061
*Talgo SA	48	264
*Tecnicas Reunidas SA	28	253
*Telefonica SA	227,941	993,015
*Tubacex SA	84	168
Unicaja Banco SA	13,946	14,929
Vidrala SA	360	38,203
*Viscofan SA	2,112	144,569
*Vocento SA	52	62
Zardoya Otis SA	7,978	64,074

TOTAL SPAIN		16,825,952

SWEDEN (3.5%)
AAK AB	6,610	144,460
AcadeMedia AB	3,511	25,141
AddLife AB, Class B	242	9,896
AddNode Group AB	309	12,790
AddTech AB, B Shares	11,325	253,176
AFRY AB	4,722	140,640
Alfa Laval AB	630	26,972
Alimak Group AB	1,050	14,255
Ambea AB	2,695	18,733
*Annehem Fastigheter AB, Class B	28	120
*AQ Group AB	26	863
*Arise AB	16	80
Arjo AB, Class B	5,825	79,353
Assa Abloy AB, Class B	28,186	825,380
Atlas Copco AB, Class B	13,357	722,399
Atlas Copco AB, Class A	25,184	1,618,039
Atrium Ljungberg AB, B Shares	28	643
*Attendo AB	3,287	14,122
Avanza Bank Holding AB	6,025	239,148
Axfood AB	4,639	113,700
*Balco Group AB	16	237
Beijer Alma AB, Class B	1,156	29,006
Beijer Ref AB	4,280	87,907
Bergman & Beving AB	28	505
Besqab AB	4	82
Betsson AB	27,694	192,828
*»Betsson AB	200	86
Bilia AB, A Shares	19,036	338,009
BillerudKorsnas AB	15,790	330,012
BioGaia AB, B Shares	2,001	123,017
Biotage AB	28	905
Boliden AB	13,312	469,489
Bonava AB, B Shares	10,677	105,359
*Boozt AB	1,277	21,515
Bravida Holding AB	314	4,720
Bufab AB	1,273	54,249
Bulten AB	8	72
Byggmax Group AB	3,670	31,408
Castellum AB	29,492	784,302
Catella AB	28	125

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWEDEN (Continued)
Catena AB	16	$974
#*Catena Media PLC	44	293
Cellavision AB	341	15,508
Clas Ohlson AB, B Shares	2,229	23,981
Cloetta AB, B Shares	11,950	37,929
Concentric AB	880	25,872
Coor Service Management Holding AB	12,522	121,451
Corem Property Group AB, Class B	285	946
Dios Fastigheter AB	28,491	331,568
Dometic Group AB	14,603	212,282
*Duni AB, Class A	94	1,311
#Dustin Group AB	2,793	34,179
Elanders AB, Class B	4	69
Electrolux AB, Class B	12,143	275,563
*Electrolux Professional AB	1,015	7,824
Elekta AB, Class B	20,081	233,158
*Enea AB	12	330
Eolus Vind AB	38	697
Epiroc AB	160	3,400
Epiroc AB	19,079	474,726
*»Epiroc AB, Class A	212	74
Essity AB, Class A	16	518
Essity AB, Class B	22,851	739,129
Evolution AB	477	77,155
Fabege AB	16,285	275,320
Fagerhult AB	231	1,853
*Fastighets AB Balder, B Shares	360	26,081
FastPartner AB, Class A	24	342
Ferronordic AB	8	274
*Fingerprint Cards AB, Class B	244	584
GARO AB	1,331	33,475
Getinge AB, Class B	11,024	493,279
GHP Specialty Care AB	20	60
Granges AB	4,768	51,880
H & M Hennes & Mauritz AB, Class B	28,720	538,452
*Haldex AB	40	239
Hexagon AB	38,306	615,501
Hexatronic Group AB	1,330	58,149
Hexpol AB	12,353	144,263
HMS Networks AB	12	685
Holmen AB, Class B	84	3,724
Hufvudstaden AB, Class A	72	1,150
*Humana AB	36	301
Husqvarna AB, A Shares	8	114
Husqvarna AB, Class B	19,342	275,092
*IAR Systems Group AB	8	90
ICA Gruppen AB	4,662	241,012
#Industrivarden AB, Class A	698	23,025
Indutrade AB	21,086	613,540
*International Petroleum Corp.	88	492
Intrum AB	4,618	130,768
INVISIO AB	697	12,595
Inwido AB	9,839	180,432
JM AB	3,458	139,914
Karnov Group AB	2,214	14,178

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWEDEN (Continued)
*Karo Pharma AB	150	$989
Kindred Group PLC	11,108	155,203
KNOW IT AB	697	27,999
Kungsleden AB	120	1,649
Lagercrantz Group AB, B Shares	7,072	94,694
LeoVegas AB	72	272
Lifco AB	577	16,803
Lindab International AB	17,515	573,875
Loomis AB	6,720	181,448
*Lundin Energy AB	7,912	312,482
Medicover AB, Class B	28	844
*Mekonomen AB	3,143	64,774
*Millicom International Cellular SA	6,517	227,945
MIPS AB	5,480	661,671
*Modern Times Group MTG AB, Class B	17,573	201,133
Munters Group AB	3,603	26,597
Mycronic AB	5,732	132,947
*NCC AB, Class B	60	1,039
Nederman Holding AB	519	11,421
*Net Insight AB, Class B	232	88
*New Wave Group AB, Class B	1,482	25,124
Nibe Industrier AB	9,912	147,552
Nobia AB	16,694	102,728
Nobina AB	13,549	129,677
Nolato AB	21,624	285,517
*Nordic Entertainment Group AB, Class B	3,237	187,244
Nordic Waterproofing Holding AB	697	20,695
Oem International AB	1,338	30,067
*Orexo AB	20	74
Peab AB, Class B	466	5,844
Platzer Fastigheter Holding AB, Class B	52	848
*Pricer AB, Class B	80	240
Proact It Group AB	24	242
Ratos AB, B Shares	31,354	180,271
*RaySearch Laboratories AB	20	142
Rejlers AB	4	68
Resurs Holding AB	5,112	27,499
Rottneros AB	48	56
Saab AB, Class B	56	1,557
Sagax AB, Class B	44	1,721
Samhallsbyggnadsbolaget i Norden AB	524	3,514
Samhallsbyggnadsbolaget i Norden AB, Class D	112	407
Sandvik AB	36,812	932,248
Scandi Standard AB	36	179
#*Scandic Hotels Group AB	7,277	35,078
Sectra AB, Class B	120	2,929
Securitas AB, Class B	5,511	91,117
Semcon AB	16	229
*Sensys Gatso Group AB	488	55
*Sinch AB	8,101	153,606
*SinterCast AB	4	70
*Skandinaviska Enskilda Banken AB, Class C	8	128
*Skandinaviska Enskilda Banken AB, Class A	51,185	800,092
Skanska AB, Class B	23,258	590,353
SKF AB, Class B	26,467	613,254
SKF AB, Class A	38	894

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWEDEN (Continued)
*SkiStar AB	28	$584
*SSAB AB, Class B	7,894	39,357
*SSAB AB, Class A	156	888
*Stendorren Fastigheter AB	8	234
Svenska Cellulosa AB SCA, Class A	8	126
#Svenska Cellulosa AB SCA, Class B	37,879	590,557
Svenska Handelsbanken AB, Class B	16	202
#Svenska Handelsbanken AB, Class A	47,561	544,583
Sweco AB, Class B	5,986	95,277
Swedbank AB, Class A	25,610	555,348
Swedish Match AB	62,839	552,992
*Swedish Orphan Biovitrum AB, Class A	8,440	228,971
Systemair AB	384	3,702
Tele2 AB, Class B	24,580	346,727
Telefonaktiebolaget LM Ericsson, Class B	100,734	1,102,520
Telefonaktiebolaget LM Ericsson, Class A	28	306
Telia Co. AB	89,115	350,660
Tethys Oil AB	28	203
Thule Group AB	4,573	263,459
Trelleborg AB, Class B	15,666	357,791
Troax Group AB	346	14,181
VBG Group AB, Class B	12	231
Vitrolife AB	10	651
Volvo AB, Class A	156	3,684
Volvo AB, Class B	62,149	1,446,682
Wallenstam AB, B Shares	104	1,821
Wihlborgs Fastigheter AB	15,481	366,273

TOTAL SWEDEN		27,262,746

SWITZERLAND (8.1%)
ABB, Ltd., Registered	49,764	1,649,632
Adecco Group AG	5,733	289,050
Alcon, Inc.	15,567	1,288,973
Alcon, Inc.	4,222	351,946
Allreal Holding AG, Registered	8	1,695
ALSO Holding AG, Registered	15	4,449
*ams AG	3,112	61,610
Arbonia AG	2,510	54,609
*Aryzta AG	126,722	166,004
*Ascom Holding AG, Registered	1,347	20,962
*Autoneum Holding AG	133	20,843
Bachem Holding AG, Registered B	549	442,204
Baloise Holding AG, Registered	3,813	609,245
Banque Cantonale Vaudoise, Registered	24	1,936
Belimo Holding AG	10	5,822
Bell Food Group AG	36	11,583
Bellevue Group AG	16	720
Berner Kantonalbank AG, Registered	110	25,341
BKW AG	736	97,623
*Bobst Group SA, Registered	1,112	90,785
Bossard Holding AG, Registered A	339	124,656
Bucher Industries AG, Registered	29	14,650
Burckhardt Compression Holding AG	177	74,577
Bystronic AG	39	53,693

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Cembra Money Bank AG	1,802	$120,396
Cie Financiere Richemont SA, Registered	15,407	1,907,012
Clariant AG, Registered	8,065	169,994
Coltene Holding AG, Registered	106	13,410
Comet Holding AG	452	168,186
*COSMO Pharmaceuticals NV	191	14,569
Credit Suisse Group AG, Registered	53,808	561,311
Credit Suisse Group AG, Sponsored ADR	9,982	102,914
DKSH Holding AG	40	3,209
dormakaba Holding AG	266	197,517
*Dufry AG, Registered	1,724	91,280
EFG International AG	383	2,695
EMS-Chemie Holding AG	226	224,454
#*Evolva Holding SA	564	86
*Flughafen Zurich AG, Registered	3,366	607,814
Galenica AG	311	22,804
*GAM Holding AG	25,355	40,929
Geberit AG, Registered	1,602	1,253,198
Georg Fischer AG, Registered	318	482,003
Givaudan SA, Registered	257	1,211,943
Helvetia Holding AG, Registered	1,736	207,085
Holcim, Ltd.	20,259	1,013,449
Huber + Suhner AG, Registered	1,866	166,230
*Implenia AG, Registered	3,743	76,519
Inficon Holding AG	30	38,479
Interroll Holding AG	5	24,323
Intershop Holding AG	42	26,338
Julius Baer Group, Ltd.	11,701	847,466
*Jungfraubahn Holding AG, Registered	176	27,659
Kardex Holding AG, Registered	450	138,878
*Komax Holding AG, Registered	530	135,262
Kudelski SA	32	128
Kuehne + Nagel International AG, Registered	1,929	608,625
Landis+Gyr Group AG	4,423	304,951
*Lastminute.com NV	8	385
LEM Holding SA	13	31,584
Liechtensteinische Landesbank AG	390	23,048
Logitech International SA, Class R	1,535	127,451
Logitech International SA, Registered	5,848	487,808
Lonza Group AG, Registered	1,395	1,145,923
*Medacta Group SA	4	672
*Medartis Holding AG	122	16,102
*Medmix AG	20	958
Mobilezone Holding AG, Registered	1,732	23,315
Mobimo Holding AG, Registered	721	243,424
Nestle SA, Registered	91,635	12,116,379
Novartis AG , Sponsored ADR	14,699	1,216,489
Novartis AG, Registered	54,625	4,521,844
OC Oerlikon Corp. AG	13,955	141,955
*Orascom Development Holding AG	12	142
Orior AG	368	37,857
Partners Group Holding AG	525	917,852
PSP Swiss Property AG, Registered	1,816	227,360
*Rieter Holding AG, Registered	16	3,327
Roche Holding AG	24,735	9,584,051
Roche Holding AG	67	28,817

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Romande Energie Holding SA	10	$14,884
Schindler Holding AG, Registered	1,204	309,384
Schweiter Technologies AG	46	66,149
*Sensirion Holding AG	191	27,550
SFS Group AG	8	1,079
SGS SA, Registered	258	764,612
Siegfried Holding AG, Registered	830	798,889
SIG Combibloc Group AG	13,697	358,558
Sika AG, Registered	4,541	1,540,585
Softwareone Holding AG	42	974
Sonova Holding AG	2,030	840,437
St Galler Kantonalbank AG, Registered	31	14,317
Straumann Holding AG, Registered	257	534,954
Sulzer AG, Registered	20	1,971
Swatch Group AG (The)	2,216	609,203
Swatch Group AG (The)	36	1,916
Swiss Life Holding AG	1,679	923,519
Swiss Prime Site AG, Registered	5,469	556,626
Swiss Re AG	12,470	1,209,675
*Swiss Steel Holding AG	284	109
Swisscom AG, Registered	1,791	976,891
Swissquote Group Holding SA, Registered	3,213	651,918
Tecan Group AG, Class R	15	9,193
Temenos AG, Registered	3,073	470,324
*u-blox Holding AG	4	293
UBS Group AG	24,168	438,649
UBS Group AG	89,405	1,628,614
Valiant Holding AG	2,447	242,625
*Valora Holding AG, Registered	162	30,884
VAT Group AG	777	371,769
Vetropack Holding AG	877	54,036
Vifor Pharma AG	2,100	271,420
Vontobel Holding AG, Registered	218	20,208
VP Bank AG	4	451
VZ Holding AG	28	2,853
Ypsomed Holding AG, Registered	4	666
Zehnder Group AG, Registered	2,069	223,033
Zug Estates Holding AG	9	19,502
Zurich Insurance Group AG	4,149	1,843,041

TOTAL SWITZERLAND		63,002,228

UNITED KINGDOM (12.3%)
abrdn PLC	105,828	368,461
Admiral Group PLC	8,995	353,867
AJ Bell PLC	10,537	59,219
Anglo American PLC	33,490	1,277,342
Antofagasta PLC	15,933	311,330
Ashmore Group PLC	15,676	72,500
Ashtead Group PLC	20,824	1,748,059
*ASOS PLC	2,827	96,180
Associated British Foods PLC	14,649	359,031
AstraZeneca PLC	44,338	5,526,980
Auto Trader Group PLC	40,178	333,527
AVEVA Group PLC	3,090	150,703

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Aviva PLC	160,058	$865,967
B&M European Value Retail SA	41,977	364,342
BAE Systems PLC	132,799	1,004,462
Balfour Beatty PLC	26,300	91,568
Barclays PLC	591,889	1,640,913
Barratt Developments PLC	38,893	353,461
*Beazley PLC	23,204	124,046
Bellway PLC	5,397	245,093
Berkeley Group Holdings PLC	4,488	267,916
BHP Group PLC	78,463	2,081,147
*boohoo Group PLC	36,301	90,438
BP PLC	719,408	3,453,411
British American Tobacco PLC	67,339	2,350,538
Britvic PLC	11,308	137,644
*BT Group PLC	477,029	908,247
Bunzl PLC	13,878	514,007
*Burberry Group PLC	17,221	455,352
*Carnival PLC	6,425	129,463
*Centrica PLC	315,249	260,658
Close Brothers Group PLC	5,654	111,603
Coca-Cola HBC AG	8,224	285,545
*Compass Group PLC	72,415	1,538,569
Computacenter PLC	3,084	113,716
ConvaTec Group PLC	58,515	171,487
*Countryside Properties PLC	22,172	142,965
Cranswick PLC	2,074	98,365
Croda International PLC	5,397	699,695
Daily Mail & General Trust PLC	5,911	84,266
DCC PLC	4,112	344,165
Dechra Pharmaceuticals PLC	302	21,195
Diageo PLC	72,717	3,620,251
Diploma PLC	3,598	148,155
Direct Line Insurance Group PLC	59,110	236,916
Domino’s Pizza Group PLC	17,732	94,064
DS Smith PLC	59,889	314,743
Dunelm Group PLC	4,112	72,091
easyJet PLC	14,155	120,880
Electrocomponents PLC	19,274	297,222
*Entain PLC	25,569	717,795
Evraz PLC	23,730	202,193
Experian PLC	30,149	1,383,202
Ferguson PLC	9,252	1,394,401
Fevertree Drinks PLC	3,084	95,919
*Frasers Group PLC	9,509	83,877
Fresnillo PLC	7,710	91,227
Games Workshop Group PLC	1,285	169,888
GlaxoSmithKline PLC	159,120	3,290,453
Glencore PLC	346,963	1,737,122
Grafton Group PLC	8,738	160,619
Grainger PLC	25,783	109,136
Greggs PLC	4,369	182,957
Halma PLC	13,364	542,598
Hargreaves Lansdown PLC	13,621	286,972
Hays PLC	72,227	164,348
Hikma Pharmaceuticals PLC	7,453	245,903
Hiscox, Ltd.	13,107	149,660

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
HomeServe PLC	12,850	$150,600
Howden Joinery Group PLC	25,312	319,137
HSBC Holdings PLC	596,727	3,611,297
IMI PLC	11,565	259,033
Imperial Brands PLC	44,290	936,153
Inchcape PLC	18,760	212,407
*Informa PLC	53,716	382,439
IntegraFin Holdings PLC	11,051	86,571
*InterContinental Hotels Group PLC	6,682	468,774
Intertek Group PLC	6,425	431,105
Investec PLC	28,396	129,149
*ITV PLC	153,920	227,126
*IWG PLC	35,287	149,703
J Sainsbury PLC	86,233	353,901
JD Sports Fashion PLC	20,559	306,611
*JET2 PLC	5,397	90,218
*John Wood Group PLC	30,154	88,247
Johnson Matthey PLC	8,224	308,091
*Just Eat Takeaway.com NV	4,369	313,812
Kingfisher PLC	102,208	469,339
Lancashire Holdings, Ltd.	9,252	64,172
Legal & General Group PLC	211,824	838,841
Lloyds Banking Group PLC	2,405,168	1,655,690
London Stock Exchange Group PLC	7,967	775,372
Man Group PLC	62,993	200,930
*Marks & Spencer Group PLC	94,945	238,947
Marshalls PLC	7,453	72,382
*Mediclinic International PLC	18,246	83,536
*Meggitt PLC	33,745	346,919
Melrose Industries PLC	167,460	362,222
Mondi PLC	22,686	567,515
National Grid PLC	105,038	1,346,792
NatWest Group PLC	197,929	599,867
Next PLC	5,397	589,318
*Ocado Group PLC	9,509	235,011
Pearson PLC	28,910	238,721
Pennon Group PLC	11,308	180,735
Persimmon PLC	13,107	488,865
Pets at Home Group PLC	21,140	139,788
Phoenix Group Holdings PLC	29,635	266,724
Plus500, Ltd.	4,369	78,842
Prudential PLC	63,669	1,304,310
QinetiQ Group PLC	24,798	91,574
Reckitt Benckiser Group PLC	21,915	1,779,863
Redrow PLC	10,794	95,463
RELX PLC	63,996	1,986,031
Renishaw PLC	1,028	70,809
Rentokil Initial PLC	65,802	530,724
Rightmove PLC	36,579	346,671
Rio Tinto PLC	42,658	2,666,673
*Rolls-Royce Holdings PLC	328,135	593,003
Rotork PLC	32,516	157,871
Royal Dutch Shell PLC, Class B	277,423	6,407,656
Royal Mail PLC	39,920	230,098
RWS Holdings PLC	10,023	85,456

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Sage Group PLC (The)	40,692	$396,473
Schroders PLC	5,140	255,052
Schroders PLC	2,056	69,611
Severn Trent PLC	9,509	356,882
Smith & Nephew PLC	28,348	487,667
Smiths Group PLC	15,162	281,717
Softcat PLC	4,883	130,052
Spectris PLC	4,369	225,418
Spirax-Sarco Engineering PLC	2,570	549,735
Spirent Communications PLC	26,083	102,969
SSE PLC	44,094	993,359
*SSP Group PLC	36,365	128,356
St James’s Place PLC	19,796	428,602
Standard Chartered PLC	109,446	742,462
Synthomer PLC	14,649	101,705
Tate & Lyle PLC	22,429	199,286
Taylor Wimpey PLC	139,474	295,474
Tesco PLC	355,567	1,315,471
Travis Perkins PLC	9,707	205,309
#*TUI AG	37,242	125,224
Ultra Electronics Holdings PLC	2,570	114,210
Unilever PLC	28,805	1,543,720
Unilever PLC	47,776	2,561,920
United Utilities Group PLC	27,564	392,379
Victrex PLC	3,084	96,722
*Virgin Money UK PLC	57,353	159,827
Vodafone Group PLC	896,444	1,327,592
Weir Group PLC (The)	11,308	268,932
*WH Smith PLC	6,168	132,063
*Whitbread PLC	7,453	334,069
Wickes Group PLC	10,794	31,722
WPP PLC	50,633	732,916

TOTAL UNITED KINGDOM		95,618,035

UNITED STATES (0.0%)
*Jackson Financial, Inc., Class A	1,202	32,538
Ovintiv, Inc.	2,438	91,321

TOTAL UNITED STATES		123,859

TOTAL COMMON STOCKS (Cost $732,352,051)		763,781,054

RIGHTS (0.0%)
AUSTRALIA (0.0%)
*Aristocrat Leisure, Ltd. 11/9/2021	928	3,297

TOTAL AUSTRALIA		3,297

AUSTRIA (0.0%)
*Porr AG 11/4/2021	8	1

TOTAL AUSTRIA		1

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
NEW ZEALAND (0.0%)
*Arvida Group, Ltd. 11/9/2021	481	$52

TOTAL NEW ZEALAND		52

TOTAL RIGHTS (Cost $–)		3,350

WARRANT (0.0%)
ITALY (0.0%)
*»Webuild SpA 8/2/2030	17	–

TOTAL ITALY		–

TOTAL WARRANT (Cost $–)		–

TOTAL INVESTMENT SECURITIES (Cost $732,352,051)		763,784,404

SECURITIES LENDING COLLATERAL (1.5%)
@§The DFA Short Term Investment Fund	1,022,520	11,830,043
TOTAL INVESTMENTS (Cost $744,182,094) — 100.0%		$775,614,447

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMON STOCKS (97.7%)
AUSTRALIA (6.2%)
*AMP, Ltd.	314,905	$255,447
Ampol, Ltd.	1,532	35,153
Ansell, Ltd.	9,723	230,116
Aurizon Holdings, Ltd.	1,464,468	3,706,873
*Australia & New Zealand Banking Group, Ltd.	1,965,334	41,539,229
Bank of Queensland, Ltd.	160,193	1,058,825
Bendigo & Adelaide Bank, Ltd.	206,577	1,435,230
BlueScope Steel, Ltd.	918,753	14,229,360
Challenger, Ltd.	98,334	512,580
Cleanaway Waste Management, Ltd.	1,586,061	3,192,660
*Crown Resorts, Ltd.	78,771	589,283
Downer EDI, Ltd.	354,730	1,678,558
Fortescue Metals Group, Ltd.	76,691	802,405
Harvey Norman Holdings, Ltd.	955,425	3,559,396
#IGO, Ltd.	287,092	2,078,720
*Incitec Pivot, Ltd.	492,859	1,106,858
Lendlease Corp., Ltd.	249,473	1,959,987
*National Australia Bank, Ltd.	1,750,279	37,743,177
Newcrest Mining, Ltd.	315,862	5,905,005
Nine Entertainment Co. Holdings, Ltd.	103,421	214,395
Oil Search, Ltd.	1,809,793	5,831,552
#Orica, Ltd.	147,629	1,677,678
Origin Energy, Ltd.	914,033	3,466,979
#OZ Minerals, Ltd.	159,234	3,005,566
QBE Insurance Group, Ltd.	103,183	916,834
Qube Holdings, Ltd.	906,815	2,165,927
Rio Tinto, Ltd.	46	3,120
Santos, Ltd.	2,386,238	12,510,284
#Seven Group Holdings, Ltd.	86,063	1,391,741
South32, Ltd.	2,535,588	6,798,998
*Star Entertainment Grp, Ltd. (The)	109,327	300,543
SunCorp. Group, Ltd.	774,547	6,818,257
TabCorp. Holdings, Ltd.	1,245,224	4,639,029
#TPG Telecom, Ltd.	113,705	576,477
Treasury Wine Estates, Ltd.	188,983	1,635,209
*Westpac Banking Corp.	2,224,681	42,893,511
Woodside Petroleum, Ltd.	470,841	8,225,872
Worley, Ltd.	136,213	1,106,990

TOTAL AUSTRALIA		225,797,824

AUSTRIA (0.1%)
*Erste Group Bank AG	75,304	3,233,091
Raiffeisen Bank International AG	67,593	1,979,011

TOTAL AUSTRIA		5,212,102

BELGIUM (0.7%)
Ageas SA	114,653	5,585,904
Anheuser-Busch InBev SA/NV	694	42,381
*KBC Group NV	164,367	15,323,573
*Solvay SA, Class A	42,689	5,078,495

TOTAL BELGIUM		26,030,353

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (10.0%)
AltaGas, Ltd.	162,933	$3,367,628
#ARC Resources, Ltd.	143,362	1,372,843
#Bank of Montreal	67,198	7,284,414
Bank of Montreal	429,987	46,657,889
Bank of Nova Scotia (The)	241,847	15,831,120
#Bank of Nova Scotia (The)	381,366	25,002,355
*Barrick Gold Corp.	80,162	1,468,661
*Barrick Gold Corp.	629,003	11,554,784
Cameco Corp.	109,765	2,667,290
Canadian Imperial Bank of Commerce	245,571	29,750,633
Canadian Imperial Bank of Commerce	91,891	11,142,703
*Canadian Natural Resources, Ltd.	1,119,548	47,591,985
Cenovus Energy, Inc.	397,261	4,759,187
Endeavour Mining PLC	149,446	3,790,555
Fairfax Financial Holdings, Ltd.	25,872	10,462,135
*First Quantum Minerals, Ltd.	471,856	11,153,549
#*Great-West Lifeco, Inc.	129,285	3,797,561
iA Financial Corp., Inc.	30,804	1,819,338
#*Imperial Oil, Ltd.	120,535	4,083,726
*Kinross Gold Corp.	37,296	224,149
Kinross Gold Corp.	1,333,085	8,001,414
Lundin Mining Corp.	732,455	6,364,035
*Magna International, Inc.	17,641	1,434,213
#Manulife Financial Corp.	885,769	17,263,642
*Manulife Financial Corp.	62,135	1,208,563
Nutrien, Ltd.	325,659	22,766,821
Nutrien, Ltd.	9,402	656,103
*Pembina Pipeline Corp.	224,681	7,434,694
*Sun Life Financial, Inc.	52,370	2,983,519
Suncor Energy, Inc.	346,524	9,099,557
Suncor Energy, Inc.	612,698	16,113,958
*Teck Resources, Ltd., Class B	351,988	9,820,466
*Teck Resources, Ltd., Class B	8,888	247,664
#*Tilray, Inc., Class 2	89,746	924,384
Toronto-Dominion Bank (The)	35,156	2,548,034
#Toronto-Dominion Bank (The)	16,223	1,176,330
#Tourmaline Oil Corp.	272,552	9,835,223
West Fraser Timber Co., Ltd.	70,505	5,636,191
Yamana Gold, Inc.	278,738	1,101,015

TOTAL CANADA		368,398,331

DENMARK (2.4%)
AP Moller—Maersk A/S, Class B	1,762	5,096,859
#AP Moller—Maersk A/S, Class A	1,260	3,453,639
Carlsberg AS, Class B	85,402	14,102,253
#Chr Hansen Holding A/S	15,721	1,252,133
Danske Bank A/S	158,379	2,683,033
*Demant A/S	24,093	1,168,229
DSV A/S	96,512	22,452,682
*Genmab A/S	16,470	7,389,063
*Genmab A/S, Class S , ADR	120	5,357
H Lundbeck A/S, Class B	59,359	1,651,952
#ROCKWOOL International A/S, Class B	2,465	1,127,366
ROCKWOOL International A/S, Class A	64	25,736
Tryg A/S	93,160	2,210,763

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
DENMARK (Continued)
#Vestas Wind Systems A/S	615,322	$26,638,891

TOTAL DENMARK		89,257,956

FINLAND (1.2%)
Fortum OYJ	212,623	6,323,672
*Nokia OYJ	1,247,735	7,176,368
Nordea Bank Abp	874,513	10,697,600
Nordea Bank Abp	540,974	6,619,750
Stora Enso OYJ, Registered	392,830	6,537,165
UPM-Kymmene OYJ	185,565	6,554,002

TOTAL FINLAND		43,908,557

FRANCE (9.7%)
Amundi SA	26,619	2,373,506
Arkema SA	85,619	11,711,528
AXA SA	467,572	13,613,979
BNP Paribas SA	491,862	32,957,009
Bollore SA	479,357	2,779,219
Bouygues SA	304,379	12,328,455
Carrefour SA	735,322	13,321,605
Cie de Saint-Gobain	508,021	35,015,658
Cie Generale des Etablissements Michelin SCA	184,266	28,936,834
CNP Assurances	106,025	2,657,619
Credit Agricole SA	230,464	3,477,816
Danone SA	138,451	9,028,508
Dassault Aviation SA	5,679	593,123
Eiffage SA	47,208	4,860,001
Electricite de France SA	446,630	6,579,642
Engie SA	831,885	11,837,312
EssilorLuxottica SA	36,379	7,531,596
Eurazeo SE	14	1,313
Faurecia SE	32,373	1,687,733
Faurecia SE	13,847	715,009
*Orange SA	1,647,340	17,986,684
Orpea SA	11,335	1,183,189
Publicis Groupe SA	170,166	11,409,779
*Renault SA	107,646	3,869,237
Sanofi	157,023	15,705,571
Societe Generale SA	369,482	12,329,321
TotalEnergies SE	1,666,369	83,634,709
Valeo	20,298	594,996
Vinci SA	44,354	4,741,215
#Vivendi SE	183,836	2,368,900

TOTAL FRANCE		355,831,066

GERMANY (7.7%)
Allianz SE, Registered	161,874	37,681,056
BASF SE	38,287	2,759,472
Bayer AG, Registered	344,537	19,405,425
Bayerische Motoren Werke AG	252,486	25,490,532
Bayerische Motoren Werke AG, Preference	37,738	3,214,272
*Commerzbank AG	241,814	1,767,459

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
GERMANY (Continued)
*Continental AG	40,160	$4,718,145
Covestro AG	65,780	4,217,252
Daimler AG	704,740	69,925,944
*Deutsche Bank AG, Registered	402,940	5,165,691
*Deutsche Bank AG, Registered	331,426	4,274,955
Evonik Industries AG	113,952	3,695,013
Fresenius Medical Care AG & Co. KGaA	8,340	554,572
Fresenius SE & Co. KGaA	245,612	11,160,435
HeidelbergCement AG	103,822	7,826,419
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	30,958	9,178,632
Porsche Automobil Holding SE, Preference	78,506	8,160,220
RWE AG	347,611	13,383,578
*Siemens Energy AG	9,951	285,821
Talanx AG	52,495	2,527,186
Telefonica Deutschland Holding AG	837,757	2,184,265
*thyssenkrupp AG	84,918	883,653
United Internet AG	22,876	843,965
*Vitesco Technologies Group AG	8,032	461,032
Volkswagen AG, Preference	152,780	34,268,180
Volkswagen AG	26,783	8,703,266

TOTAL GERMANY		282,736,440

HONG KONG (1.8%)
BOC Aviation, Ltd.	325,400	2,854,918
BOC Hong Kong Holdings, Ltd.	1,370,500	4,351,605
*Cathay Pacific Airways, Ltd.	1,400,727	1,291,059
CK Asset Holdings, Ltd.	1,401,462	8,656,616
CK Hutchison Holdings, Ltd.	1,593,348	10,722,616
CK Infrastructure Holdings, Ltd.	188,500	1,136,469
Hang Lung Properties, Ltd.	1,174,000	2,725,582
#Hang Seng Bank, Ltd.	42,600	810,485
Henderson Land Development Co., Ltd.	599,730	2,513,315
HKT Trust & HKT, Ltd.	2,746,000	3,727,674
MTR Corp., Ltd.	521,211	2,840,880
New World Development Co., Ltd.	1,252,199	5,432,761
Orient Overseas International, Ltd.	87,500	1,616,361
#Sino Land Co., Ltd.	1,251,486	1,644,184
*Sun Hung Kai Properties, Ltd.	811,934	10,802,755
Swire Pacific, Ltd., Class A	131,500	827,469
Swire Pacific, Ltd., Class B	705,000	741,337
Tsim Sha Tsui Properties, Ltd.	11,125	33,193
WH Group, Ltd.	6,372,620	4,472,848

TOTAL HONG KONG		67,202,125

IRELAND (0.4%)
*AIB Group PLC	306,780	832,167
CRH PLC	51,239	2,459,605
CRH PLC , Sponsored ADR	241,009	11,553,971
*Flutter Entertainment PLC	11	2,083

TOTAL IRELAND		14,847,826

ISRAEL (0.5%)
*Bank Hapoalim BM	585,554	5,768,640

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ISRAEL (Continued)
*Bank Leumi Le-Israel BM	435,210	$4,159,299
Isracard, Ltd.	1	4
*Israel Discount Bank, Ltd., Class A	814,593	4,923,400
Phoenix Holdings, Ltd. (The)	115,843	1,463,060
#*Teva Pharmaceutical Industries, Ltd. , Sponsored ADR	328,631	2,872,235

TOTAL ISRAEL		19,186,638

ITALY (2.6%)
Assicurazioni Generali SpA	70,162	1,530,521
Eni SpA	1,074,402	15,422,490
*Intesa Sanpaolo SpA	6,226,177	17,706,835
*Mediobanca Banca di Credito Finanziario SpA	285,481	3,407,787
Stellantis NV	516,830	10,317,221
#Stellantis NV	150,889	3,008,727
Stellantis NV	1,107,861	22,100,296
Telecom Italia SpA, Class A	14,013,853	4,996,607
Telecom Italia SpA	2,799,124	1,064,103
Tenaris SA , Sponsored ADR	40,268	897,171
UniCredit SpA	973,986	12,876,471
UnipolSai Assicurazioni SpA	255,118	739,267

TOTAL ITALY		94,067,496

JAPAN (20.2%)
AGC, Inc.	252,600	12,560,771
Aisin Corp.	147,400	5,384,092
Alfresa Holdings Corp.	82,600	1,159,044
Alps Alpine Co., Ltd.	95,800	932,585
Amada Co., Ltd.	252,292	2,482,540
Aozora Bank, Ltd.	79,500	1,816,944
Asahi Kasei Corp.	568,900	5,969,645
Bank of Kyoto, Ltd. (The)	26,200	1,176,444
Bridgestone Corp.	193,800	8,530,429
Brother Industries, Ltd.	130,400	2,513,652
Canon Marketing Japan, Inc.	56,300	1,111,928
Canon, Inc.	302,500	6,786,124
Chiba Bank, Ltd. (The)	213,300	1,320,673
Coca-Cola Bottlers Japan Holdings, Inc.	50,075	686,843
Concordia Financial Group, Ltd.	428,213	1,701,211
Dai Nippon Printing Co., Ltd.	140,200	3,455,049
Daicel Corp.	199,000	1,490,428
Dai-ichi Life Holdings, Inc.	261,900	5,515,921
Daio Paper Corp.	56,900	997,528
Daiwa House Industry Co., Ltd.	157,200	5,171,297
Daiwa Securities Group, Inc.	594,700	3,331,154
Denka Co., Ltd.	84,400	2,760,903
Dentsu Group, Inc.	83,800	3,064,644
DIC Corp.	90,892	2,403,327
Dowa Holdings Co., Ltd.	43,800	1,822,679
Ebara Corp.	88,400	4,806,665
ENEOS Holdings, Inc.	1,880,386	7,579,262
FUJIFILM Holdings Corp.	46,000	3,550,502

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Fukuoka Financial Group, Inc.	66,618	$1,195,940
Fukuyama Transporting Co., Ltd.	24,700	981,285
Hankyu Hanshin Holdings, Inc.	195,300	6,037,557
Haseko Corp.	159,500	2,071,647
Hino Motors, Ltd.	111,200	1,049,342
Hitachi Construction Machinery Co., Ltd.	10,500	333,808
Hitachi Metals, Ltd.	66,500	1,257,974
Hitachi, Ltd.	164,400	9,449,486
Honda Motor Co., Ltd.	958,588	28,154,451
House Foods Group, Inc.	8,500	243,390
Idemitsu Kosan Co., Ltd.	123,900	3,384,771
IHI Corp.	38,600	898,438
Iida Group Holdings Co., Ltd.	144,400	3,549,688
Inpex Corp.	888,900	7,421,467
Isetan Mitsukoshi Holdings, Ltd.	50,500	367,595
Isuzu Motors, Ltd.	504,400	6,763,671
ITOCHU Corp.	230,000	6,539,443
J Front Retailing Co., Ltd.	221,500	2,041,627
Japan Post Holdings Co., Ltd.	305,884	2,347,279
Japan Post Insurance Co., Ltd.	40,200	652,225
JFE Holdings, Inc.	241,092	3,685,361
JGC Holdings Corp.	90,200	843,264
JTEKT Corp.	237,800	2,091,764
Kajima Corp.	253,100	3,107,564
Kamigumi Co., Ltd.	93,500	1,875,330
Kaneka Corp.	44,400	1,699,680
Kawasaki Heavy Industries, Ltd.	167,300	3,383,414
Komatsu, Ltd.	163,400	4,251,051
Konica Minolta, Inc.	147,500	726,990
K’s Holdings Corp.	193,800	1,995,362
Kuraray Co., Ltd.	384,332	3,471,712
Lixil Corp.	214,340	5,496,428
Mabuchi Motor Co., Ltd.	31,900	1,096,672
Marubeni Corp.	951,500	8,020,889
Mazda Motor Corp.	223,594	1,998,179
Mebuki Financial Group, Inc.	284,317	580,977
Medipal Holdings Corp.	97,000	1,748,169
Mitsubishi Chemical Holdings Corp.	1,151,700	9,521,663
Mitsubishi Corp.	513,200	16,256,772
Mitsubishi Electric Corp.	594,300	7,948,323
Mitsubishi Estate Co., Ltd.	167,600	2,539,906
Mitsubishi Gas Chemical Co., Inc.	209,900	4,221,011
Mitsubishi Heavy Industries, Ltd.	205,900	5,252,911
Mitsubishi Logistics Corp.	23,400	652,594
Mitsubishi Materials Corp.	88,900	1,719,915
Mitsubishi Motors Corp.	262,053	834,249
Mitsubishi UFJ Financial Group, Inc.	2,807,834	15,328,889
#*Mitsubishi UFJ Financial Group, Inc. , Sponsored ADR	558,326	3,076,376
Mitsui Chemicals, Inc.	230,200	6,823,731
Mitsui Fudosan Co., Ltd.	277,900	6,333,024
Mitsui OSK Lines, Ltd.	89,100	5,594,878
Mizuho Financial Group, Inc.	478,500	6,315,654
Morinaga Milk Industry Co., Ltd.	8,500	497,961
MS&AD Insurance Group Holdings, Inc.	133,463	4,314,357
Nagase & Co., Ltd.	7,800	131,476
NEC Corp.	166,900	8,518,815

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
NGK Insulators, Ltd.	92,500	$1,534,839
NGK Spark Plug Co., Ltd.	113,800	1,808,424
NH Foods, Ltd.	66,500	2,335,738
Nikon Corp.	140,113	1,534,761
Nippo Corp.	66,000	2,329,752
Nippon Express Co., Ltd.	87,300	5,451,226
Nippon Shokubai Co., Ltd.	33,800	1,760,772
Nippon Steel Corp.	267,600	4,691,361
Nippon Yusen KK	49,100	3,522,368
*Nissan Motor Co., Ltd.	1,151,600	5,831,474
Nisshin Seifun Group, Inc.	20,200	318,700
Nitto Denko Corp.	17,600	1,370,647
NOK Corp.	38,500	443,666
Nomura Holdings, Inc.	1,052,400	5,076,256
Nomura Real Estate Holdings, Inc.	146,900	3,567,341
NSK, Ltd.	316,200	2,121,403
Obayashi Corp.	847,000	7,116,212
Oji Holdings Corp.	1,166,000	5,767,367
Otsuka Holdings Co., Ltd.	89,600	3,531,352
Panasonic Corp.	628,400	7,674,168
Rengo Co., Ltd.	223,900	1,694,591
Resona Holdings, Inc.	1,054,620	3,958,582
Rohm Co., Ltd.	19,500	1,775,137
SBI Holdings, Inc.	67,500	1,741,592
Seibu Holdings, Inc.	30,700	334,395
Seiko Epson Corp.	220,300	3,914,298
Seino Holdings Co., Ltd.	119,400	1,441,910
Sekisui Chemical Co., Ltd.	1,600	26,170
Sekisui House, Ltd.	363,400	7,526,149
Seven & i Holdings Co., Ltd.	319,700	13,407,633
Shimizu Corp.	469,800	3,432,084
Shinsei Bank, Ltd.	62,600	1,034,870
Shizuoka Bank, Ltd. (The)	168,900	1,358,310
Showa Denko KK	128,300	3,219,174
SoftBank Group Corp.	528,200	28,553,605
Sojitz Corp.	115,260	1,895,308
Sompo Holdings, Inc.	206,560	8,963,464
Stanley Electric Co., Ltd.	22,800	573,074
Subaru Corp.	266,900	5,215,113
Sumitomo Chemical Co., Ltd.	1,977,800	9,713,379
Sumitomo Corp.	333,717	4,732,475
Sumitomo Dainippon Pharma Co., Ltd.	83,700	1,179,618
Sumitomo Electric Industries, Ltd.	806,500	10,655,490
Sumitomo Forestry Co., Ltd.	170,100	3,237,159
Sumitomo Heavy Industries, Ltd.	133,900	3,440,710
Sumitomo Metal Mining Co., Ltd.	104,400	4,049,650
Sumitomo Mitsui Financial Group, Inc.	392,927	12,822,463
#*Sumitomo Mitsui Financial Group, Inc. , Sponsored ADR	10,000	64,800
Sumitomo Mitsui Trust Holdings, Inc.	164,800	5,425,646
Sumitomo Realty & Development Co., Ltd.	140,100	5,049,866
Sumitomo Rubber Industries, Ltd.	202,900	2,492,988
Suzuken Co., Ltd.	32,200	892,366
Suzuki Motor Corp.	86,100	3,832,120
T&D Holdings, Inc.	212,100	2,719,493
Taiheiyo Cement Corp.	150,500	3,182,245

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Taisei Corp.	65,499	$2,050,703
Takeda Pharmaceutical Co., Ltd.	771,894	21,682,757
TDK Corp.	72,300	2,618,715
Teijin, Ltd.	243,400	3,263,833
Toda Corp.	178,100	1,119,910
Tokai Carbon Co., Ltd.	34,700	452,827
Tokio Marine Holdings, Inc.	128,000	6,733,120
Tokyo Tatemono Co., Ltd.	240,500	3,522,342
Tokyu Fudosan Holdings Corp.	719,900	4,160,615
Toray Industries, Inc.	883,800	5,494,635
Tosoh Corp.	359,500	6,050,257
Toyo Seikan Group Holdings, Ltd.	57,700	682,128
Toyoda Gosei Co., Ltd.	80,300	1,634,521
Toyota Boshoku Corp.	7,500	143,521
Toyota Motor Corp.	5,079,240	89,379,480
Toyota Tsusho Corp.	192,800	8,335,926
Tsumura & Co.	8,500	263,889
Ube Industries, Ltd.	110,100	2,047,025
Yamada Holdings Co., Ltd.	403,300	1,538,570
Yamaha Motor Co., Ltd.	251,500	6,980,903
Yamazaki Baking Co., Ltd.	20,800	315,580
Yokohama Rubber Co., Ltd. (The)	137,900	2,324,436
Zeon Corp.	176,300	2,087,305

TOTAL JAPAN		741,005,431

NETHERLANDS (4.9%)
ABN AMRO Bank NV	159,505	2,349,049
Aegon NV, Registered , Sponsored NYS	412,718	2,084,226
Akzo Nobel NV	90,916	10,460,200
#ArcelorMittal SA , Sponsored NYS	230,126	7,863,405
ArcelorMittal SA	121,802	4,133,504
ASM International NV	7,737	3,504,446
Coca-Cola Europacific Partners PLC	63,943	3,387,620
Heineken NV	88,214	9,781,819
ING Groep NV	1,211,638	18,396,392
Koninklijke Ahold Delhaize NV	1,237,587	40,287,601
Koninklijke DSM NV	165,155	36,132,195
Koninklijke KPN NV	1,360,581	4,070,155
Koninklijke Philips NV , Sponsored NYS	50,874	2,403,796
Koninklijke Philips NV	267,403	12,602,402
NN Group NV	186,071	9,974,088
Randstad NV	96,366	6,936,497
Universal Music Group NV	183,836	5,343,055

TOTAL NETHERLANDS		179,710,450

NEW ZEALAND (0.3%)
*Auckland International Airport, Ltd.	641,572	3,668,539
Chorus, Ltd.	198,269	903,848
#EBOS Group, Ltd.	97,605	2,532,102
Fletcher Building, Ltd.	368,497	1,890,838
#Fonterra Co-operative Group, Ltd.	64,089	183,461
*Mainfreight, Ltd.	13,612	875,755
*Ryman Healthcare, Ltd.	66,136	683,922

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
NEW ZEALAND (Continued)
Summerset Group Holdings, Ltd.	92,684	$962,439

TOTAL NEW ZEALAND		11,700,904

NORWAY (1.0%)
Austevoll Seafood ASA	63,051	850,439
#DNB Bank ASA	466,001	11,061,553
Elkem ASA	93,409	369,471
*Equinor ASA	308,427	7,793,348
Equinor ASA , Sponsored ADR	42,297	1,075,613
Golden Ocean Group, Ltd.	10,546	94,997
Norsk Hydro ASA	643,899	4,710,138
Orkla ASA	8,056	78,243
Schibsted ASA, Class B	11,938	538,242
Schibsted ASA, Class A	9,961	513,046
SpareBank 1 SR-Bank ASA	81,034	1,239,559
Storebrand ASA	239,955	2,568,242
Subsea 7 SA	61,419	550,058
Yara International ASA	70,007	3,647,948

TOTAL NORWAY		35,090,897

PORTUGAL (0.2%)
*»Banco Espirito Santo SA, Registered	865,680	0
EDP Renovaveis SA	168,020	4,686,018
Galp Energia SGPS SA	82,622	859,761

TOTAL PORTUGAL		5,545,779

SINGAPORE (0.9%)
CapitaLand Integrated Commercial Trust	503	802
*Capitaland Investment, Ltd.	856,200	2,184,151
City Developments, Ltd.	471,200	2,557,793
Frasers Property, Ltd.	245,200	212,743
Hongkong Land Holdings, Ltd.	478,800	2,638,188
Jardine Cycle & Carriage, Ltd.	91,700	1,530,033
Keppel Corp., Ltd.	1,945,900	7,763,398
Olam International, Ltd.	450,570	568,015
Oversea-Chinese Banking Corp., Ltd.	315,437	2,760,221
*Singapore Airlines, Ltd.	2,016,700	7,776,669
Singapore Land Group, Ltd.	304,501	611,938
United Overseas Bank, Ltd.	88,300	1,751,595
UOL Group, Ltd.	409,807	2,197,185
Wilmar International, Ltd.	3,600	11,533

TOTAL SINGAPORE		32,564,264

SPAIN (2.3%)
Banco Bilbao Vizcaya Argentaria SA	2,399,101	16,830,244
Banco Bilbao Vizcaya Argentaria SA , Sponsored ADR	521,115	3,632,172
Banco Santander SA	9,301,027	35,266,878
Banco Santander SA , Sponsored ADR	2,987,846	11,323,936
CaixaBank SA	902,400	2,595,084
Iberdrola SA	184,638	2,182,657

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SPAIN (Continued)
*Repsol SA	925,284	$11,838,563

TOTAL SPAIN		83,669,534

SWEDEN (2.9%)
AFRY AB	16,750	498,883
BillerudKorsnas AB	140,802	2,942,768
Boliden AB	340,936	12,024,162
Dometic Group AB	122,236	1,776,931
Electrolux AB, Class B	26,757	607,200
Essity AB, Class B	9,945	321,677
Getinge AB, Class B	158,510	7,092,670
Holmen AB, Class B	79,986	3,546,448
Husqvarna AB, Class B	206,024	2,930,178
ICA Gruppen AB	62,161	3,213,539
#Industrivarden AB, Class A	5,876	193,771
Intrum AB	26,045	737,515
*Millicom International Cellular SA	57,578	2,013,905
Peab AB, Class B	144,006	1,805,839
Saab AB, Class B	29,229	812,701
Securitas AB, Class B	54,703	904,445
*Skandinaviska Enskilda Banken AB, Class A	704,738	11,016,017
Skanska AB, Class B	154,659	3,925,675
SKF AB, Class B	370,312	8,580,321
*SSAB AB, Class A	88,048	501,315
*SSAB AB, Class B	152,994	762,788
Svenska Cellulosa AB SCA, Class A	4,705	74,066
Svenska Cellulosa AB SCA, Class B	292,479	4,559,928
#Svenska Handelsbanken AB, Class A	372,611	4,266,469
#Svenska Handelsbanken AB, Class B	10,738	135,655
#Swedbank AB, Class A	235,679	5,110,655
Tele2 AB, Class B	272,841	3,848,715
#Telia Co. AB	1,288,192	5,068,924
Trelleborg AB, Class B	103,441	2,362,456
Volvo AB, Class B	605,168	14,086,881
Volvo AB, Class A	105,627	2,494,167

TOTAL SWEDEN		108,216,664

SWITZERLAND (8.3%)
ABB, Ltd., Registered	512,841	17,000,223
Adecco Group AG	111,022	5,597,574
Alcon, Inc.	66,018	5,503,260
Alcon, Inc.	98,795	8,180,388
Baloise Holding AG, Registered	34,223	5,468,189
Banque Cantonale Vaudoise, Registered	6,260	504,911
Chocoladefabriken Lindt & Spruengli AG	3	360,821
Cie Financiere Richemont SA, Registered	224,987	27,847,911
Clariant AG, Registered	2,184	46,034
#Credit Suisse Group AG , Sponsored ADR	489,589	5,047,662
Credit Suisse Group AG, Registered	287,522	2,999,354
Holcim, Ltd.	319,814	15,998,575
Holcim, Ltd.	116,138	5,818,190
Julius Baer Group, Ltd.	209,998	15,209,486
Novartis AG , Sponsored ADR	369,814	30,605,807
Novartis AG, Registered	354,588	29,352,708

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
SIG Combibloc Group AG	140,428	$3,676,102
Swatch Group AG (The)	27,478	1,462,687
Swatch Group AG (The)	8,349	2,295,233
Swiss Life Holding AG	18,305	10,068,501
Swiss Prime Site AG, Registered	10,349	1,053,304
Swiss Re AG	159,159	15,439,511
Swisscom AG, Registered	22,992	12,540,862
#UBS Group AG	540,311	9,806,645
UBS Group AG	1,374,597	25,039,855
Vifor Pharma AG	20,891	2,700,112
Zurich Insurance Group AG	101,073	44,897,981

TOTAL SWITZERLAND		304,521,886

UNITED KINGDOM (13.4%)
abrdn PLC	576,464	2,007,071
Anglo American PLC	535,369	20,419,506
Aviva PLC	3,902,148	21,111,919
Barclays PLC	56,699	157,188
#Barclays PLC , Sponsored ADR	1,894,942	21,204,401
Barratt Developments PLC	259,079	2,354,521
Bellway PLC	27,716	1,258,661
BP PLC	1,356,881	6,513,505
*BP PLC , Sponsored ADR	1,972,347	56,783,869
British American Tobacco PLC	1,006,113	35,119,416
*British American Tobacco PLC , Sponsored ADR	36,089	1,260,227
*BT Group PLC	6,851,414	13,044,856
*Carnival PLC	65,438	1,318,573
*Centrica PLC	1,293,152	1,069,222
DS Smith PLC	781,458	4,106,904
Glencore PLC	6,855,056	34,320,853
HSBC Holdings PLC	396,638	2,400,390
HSBC Holdings PLC , Sponsored ADR	972,926	29,255,885
J Sainsbury PLC	1,767,365	7,253,287
Kingfisher PLC	1,735,857	7,971,052
Lloyds Banking Group PLC	40,936,381	28,180,130
Lloyds Banking Group PLC , Sponsored ADR	610,956	1,661,800
*Marks & Spencer Group PLC	287,194	722,778
Melrose Industries PLC	1,860,382	4,024,075
NatWest Group PLC	536,459	1,625,856
NatWest Group PLC , ADR	627,550	3,796,677
Pearson PLC	301,002	2,485,485
Phoenix Group Holdings PLC	129,618	1,166,603
*Royal Dutch Shell PLC , Sponsored ADR	2,428,295	111,313,042
Royal Dutch Shell PLC, Class B	277,216	6,402,876
Royal Mail PLC	557,416	3,212,937
Standard Chartered PLC	873,882	5,928,258
Tesco PLC	2,445,941	9,049,107
Vodafone Group PLC	17,598,295	26,062,257
#Vodafone Group PLC , Sponsored ADR	370,811	5,543,624
#WPP PLC , Sponsored ADR	31,432	2,274,420

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
WPP PLC	619,508	$8,967,423

TOTAL UNITED KINGDOM		491,348,654

TOTAL COMMON STOCKS (Cost $2,890,228,822)		3,585,851,177

TOTAL INVESTMENT SECURITIES (Cost $2,890,228,822)		3,585,851,177

SECURITIES LENDING COLLATERAL (2.3%)
@§The DFA Short Term Investment Fund	7,151,846	82,743,279
TOTAL INVESTMENTS (Cost $2,972,972,101) — 100.0%		$3,668,594,456

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMON STOCKS (99.6%)
BRAZIL (4.4%)
Aliansce Sonae Shopping Centers SA	8,300	$28,241
*Alliar Medicos A Frente SA	100	263
*Alpargatas SA, Preference	14,200	97,312
Alupar Investimento SA	9,800	41,272
Ambev SA, Sponsored ADR	25,700	76,072
Ambev SA	121,000	364,696
*Americanas SA	8,139	42,882
*Anima Holding SA	6,900	8,079
Atacadao SA	2,400	7,085
B3 SA—Brasil Bolsa Balcao	158,000	333,827
Banco ABC Brasil SA, Preference	100	269
Banco Bradesco SA, Preference	223,000	787,245
Banco Bradesco SA	33,090	99,792
Banco BTG Pactual SA	60,716	242,886
*Banco do Brasil SA	42,600	215,381
Banco do Estado do Rio Grande do Sul SA, Preference	65,700	126,924
Banco Inter SA	337	692
Banco Inter SA, Class P	1,374	2,981
Banco Santander Brasil SA	400	2,441
BB Seguridade Participacoes SA	30,100	117,954
*BK Brasil Operacao e Assessoria a Restaurantes SA	9,200	11,212
*BR Malls Participacoes SA	70,300	89,418
BR Properties SA	12,400	15,860
BrasilAgro—Co. Brasileira de Propriedades Agricolas	3,433	15,384
*Braskem SA, Preference A	300	2,898
*BRF SA	46,400	191,214
Camil Alimentos SA	200	343
CCR SA	84,500	171,338
Centrais Eletricas Brasileiras SA	13,700	82,219
Centrais Eletricas Brasileiras SA, Class B	16,800	100,854
Cia Brasileira de Distribuicao	16,200	73,370
Cia de Locacao das Americas	2,300	8,050
Cia de Saneamento Basico do Estado de Sao Paulo	35,600	222,303
Cia de Saneamento Basico Do Estado de Sao Paulo, Sponsored ADR	2,400	15,072
Cia de Saneamento de Minas Gerais-COPASA	15,300	36,940
Cia de Saneamento do Parana	400	254
Cia de Saneamento do Parana, Preference	60,100	39,662
Cia de Saneamento do Parana	56,500	182,921
*Cia de Transmissao de Energia Eletrica Paulista	100	431
Cia Energetica de Minas Gerais	223	657
Cia Energetica de Minas Gerais, Preference	167,479	382,674
Cia Energetica de Sao Paulo, Preference B	13,600	61,522
Cia Ferro Ligas da Bahia—FERBASA, Preference	2,300	19,340
Cia Paranaense de Energia, Preference B	5,100	5,356
Cia Siderurgica Nacional SA	1,400	5,658
Cielo SA	65,600	25,486
*Cogna Educacao	190,100	83,635
Construtora Tenda SA	100	303
Cosan SA, ADR	825	11,542
Cosan SA	4,200	14,745
CPFL Energia SA	400	1,867
CSU Cardsystem SA	100	300
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,500	48,741
Dexco SA	31,100	85,571
Direcional Engenharia SA	200	338

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
BRAZIL (Continued)
*EcoRodovias Infraestrutura e Logistica SA	18,312	$26,606
EDP—Energias do Brasil SA	59,500	206,883
*Embraer SA	117,100	455,562
*Embraer SA, Sponsored ADR	2,950	45,814
Enauta Participacoes SA	9,300	21,085
Energisa SA	400	2,811
*Eneva SA	1,800	4,598
Engie Brasil Energia SA	300	2,071
Equatorial Energia SA	70,700	286,964
Eucatex SA Industria e Comercio, Preference	100	141
Even Construtora e Incorporadora SA	200	221
Ez Tec Empreendimentos e Participacoes SA	7,800	25,253
Fleury SA	28,500	95,202
Fras-Le SA	200	504
*Gafisa SA	2,100	749
*Gerdau SA, Preference	62,200	296,821
*Gerdau SA, Sponsored ADR	12,500	59,125
*Getnet Adquirencia e Servicos para Meios de Pagamento SA	100	77
*Gol Linhas Aereas Inteligentes SA, Preference	50	135
Grendene SA	82,900	126,181
*Grupo de Moda Soma SA	325	756
Guararapes Confeccoes SA	200	389
Hapvida Participacoes e Investimentos SA	5,701	11,671
Helbor Empreendimentos SA	100	85
Hypera SA	16,800	83,627
Iguatemi Empresa de Shopping Centers SA	3,000	15,934
Industrias Romi SA	100	290
Instituto Hermes Pardini SA	100	390
*International Meal Co. Alimentacao SA	2,100	1,047
*Iochpe Maxion SA	4,800	14,288
*IRB Brasil Resseguros SA	81,300	67,642
Itau Unibanco Holding SA, Preference	175,700	726,551
Itau Unibanco Holding SA	500	1,865
JBS SA	88,600	613,771
JHSF Participacoes SA	36,100	31,957
*Klabin SA	72,300	294,228
Light SA	19,600	33,658
Localiza Rent a Car SA	30,700	246,711
LOG Commercial Properties e Participacoes SA	100	416
*Log-in Logistica Intermodal SA	200	752
Lojas Americanas SA, Preference	42,698	36,585
Lojas Americanas SA	300	262
Lojas Renner SA	47,623	272,288
M Dias Branco SA	100	549
Magazine Luiza SA	63,660	122,080
Mahle-Metal Leve SA	100	605
Marcopolo SA	200	83
Marcopolo SA, Preference	7,600	3,492
Marfrig Global Foods SA	34,300	161,247
*Marisa Lojas SA	200	146
Mills Estruturas e Servicos de Engenharia SA	200	178
Minerva SA	37,200	64,277
Movida Participacoes SA	200	527
MRV Engenharia e Participacoes SA	30,100	54,198
*Natura & Co. Holding SA	25,200	173,901
*Natura & Co. Holding SA, ADR	3,400	46,818

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
BRAZIL (Continued)
Notre Dame Intermedica Participacoes SA	29,700	$338,149
Odontoprev SA	18,400	43,772
*Omega Geracao SA	9,000	52,257
*Petro Rio SA	72,200	300,609
*Petroleo Brasileiro SA	205,100	1,006,762
Petroleo Brasileiro SA, Sponsored ADR	25,350	243,613
Petroleo Brasileiro SA, Sponsored ADR	20,350	199,837
*Petroleo Brasileiro SA, Preference	247,300	1,195,481
Porto Seguro SA	33,000	136,637
Positivo Tecnologia SA	100	150
Qualicorp Consultoria e Corretora de Seguros SA	18,000	54,635
Raia Drogasil SA	73,100	301,503
Randon SA Implementos e Participacoes, Preference	19,400	34,966
*Rumo SA	76,800	217,852
Sao Martinho SA	13,000	88,327
Schulz SA, Preference	200	293
Sendas Distribuidora SA	800	2,170
Ser Educacional SA	100	185
SLC Agricola SA	2,700	20,874
Sul America SA	17,168	79,094
*Suzano SA	39,700	346,715
Syn Prop E Tech SA	100	225
*Taurus Armas SA	100	361
*Tecnisa SA	100	65
TIM SA	1,300	2,588
Tim SA/Brazil, ADR	220	2,169
TOTVS SA	14,500	84,268
Transmissora Alianca de Energia Eletrica SA	9,300	60,482
Trisul SA	100	104
*Tupy SA	4,900	18,159
Ultrapar Participacoes SA, Sponsored ADR	1,600	3,728
Ultrapar Participacoes SA	45,000	104,178
*Unipar Carbocloro SA	1,600	22,920
*Unipar Carbocloro SA	2,300	30,467
Usinas Siderurgicas de Minas Gerais SA Usiminas, Preference A	31,900	74,982
Usinas Siderurgicas de Minas Gerais SA Usiminas	100	228
Vale SA, Sponsored ADR	28,900	367,897
Vale SA	140,900	1,789,932
*Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	100	127
*Via SA	57,800	63,060
Vibra Energia SA	32,800	122,076
*Vulcabras Azaleia SA	200	310
WEG SA	56,800	372,822
*XP, Inc.	4,068	133,510
YDUQS Participacoes SA	14,800	54,768

TOTAL BRAZIL		17,317,146

CHILE (0.4%)
*AES Andes SA	4,837	498
*Aguas Andinas SA, Class A	66,871	12,776
Banco de Chile, Sponsored ADR	1,578	27,268
Banco de Chile	1,268,330	110,369
Banco de Credito e Inversiones SA	1,713	57,845
Banco Santander Chile	111,268	4,882

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHILE (Continued)
*Besalco SA	31,632	$8,379
*Camanchaca SA	2,668	112
CAP SA	228	2,263
Cencosud SA	180,240	264,368
*Cia Cervecerias Unidas SA	237	1,991
Cia Sud Americana de Vapores SA	24,233	1,579
Colbun SA	22,519	1,557
Embotelladora Andina SA, Preference B	548	1,135
Empresa Nacional de Telecomunicaciones SA	304	1,045
Empresas CMPC SA	70,379	130,207
*Empresas COPEC SA	21,879	172,591
Empresas Lipigas SA	64	220
*Enel Americas SA	1,160,308	132,289
ENEL Americas SA, Sponsored ADR	5,323	30,128
Enel Chile SA	2,960,328	121,615
Engie Energia Chile SA	1,472	858
Falabella SA	833	2,310
Forus SA	116	155
Grupo Security SA	2,084	316
Hortifrut SA	16,259	17,281
Instituto de Diagnostico SA	124	234
Inversiones Aguas Metropolitanas SA	908	428
Inversiones La Construccion SA	52	188
*Itau CorpBanca Chile SA	245,116	545
*Multiexport Foods SA	580	183
*Parque Arauco SA	40,381	39,967
PAZ Corp. SA	400	139
Plaza SA	400	400
*Ripley Corp. SA	1,516	257
SalfaCorp. SA	1,805	613
Sigdo Koppers SA	4,830	4,573
SMU SA	114,934	11,473
Sociedad Matriz SAAM SA	172,028	10,769
Sociedad Quimica y Minera de Chile SA, Class B	4,114	224,027
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	980	53,792
Socovesa SA	972	126
SONDA SA	20,607	6,980
*Vina Concha y Toro SA	11,986	17,477

TOTAL CHILE		1,476,208

CHINA (30.5%)
*36Kr Holdings, Inc., ADR	24	40
*3SBio, Inc.	52,500	48,052
5I5J Holding Group Co., Ltd., Class A	300	140
AAC Technologies Holdings, Inc.	70,500	307,682
AAG Energy Holdings, Ltd.	1,000	225
Accelink Technologies Co., Ltd., Class A	100	339
Addsino Co., Ltd., Class A	100	240
Advanced Technology & Materials Co., Ltd., Class A	100	133
AECC Aero-Engine Control Co., Ltd., Class A	100	417
AECC Aviation Power Co., Ltd., Class A	100	924
*Aerospace Hi-Tech Holdings Group, Ltd., Class A	100	131
*Aesthetic Medical International Holdings Group, Ltd., ADR	14	58
#Agile Group Holdings, Ltd.	2,000	1,573
Agricultural Bank of China, Ltd., Class H	1,070,000	364,505

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Aier Eye Hospital Group Co., Ltd., Class A	518	$3,926
*Air China, Ltd., Class H	4,000	2,823
Aisino Corp., Class A	100	179
AK Medical Holdings, Ltd.	20,000	20,799
*Alibaba Group Holding, Ltd.	261,200	5,473,111
*Alibaba Group Holding, Ltd., Sponsored ADR	47,990	7,915,471
*Alibaba Health Information Technology, Ltd.	262,000	331,076
#*Alibaba Pictures Group, Ltd.	1,910,000	203,791
A-Living Smart City Services Co., Ltd.	77,500	260,025
*Alpha Group, Class A	100	79
*Aluminum Corp., Ltd., Class H	358,000	213,998
An Hui Wenergy Co., Ltd., Class A	100	69
Angang Steel Co., Ltd., Class H	2,000	1,077
Angel Yeast Co., Ltd., Class A	100	869
Anhui Conch Cement Co., Ltd., Class H	72,000	358,193
Anhui Construction Engineering Group Co., Ltd., Class A	100	60
Anhui Guangxin Agrochemical Co., Ltd., Class A	100	552
Anhui Gujing Distillery Co., Ltd., Class A	100	3,556
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	200	218
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	140	114
Anhui Jinhe Industrial Co., Ltd., Class A	100	751
Anhui Korrun Co., Ltd., Class A	100	347
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	100	132
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	100	162
Anhui Zhongding Sealing Parts Co., Ltd., Class A	200	537
ANTA Sports Products, Ltd.	1,000	15,632
*Anton Oilfield Services Group	4,000	273
Apeloa Pharmaceutical Co., Ltd., Class A	5,700	30,909
Asia Cement China Holdings Corp.	21,500	16,390
Asiainfo Technologies, Ltd.	14,400	23,768
Ausnutria Dairy Corp., Ltd.	47,000	58,908
Avary Holding Shenzhen Co., Ltd., Class A	200	1,093
*BAIC BluePark New Energy Technology Co., Ltd., Class A	1,500	3,303
BAIC Motor Corp., Ltd., Class H	372,500	123,543
*Baidu, Inc., Sponsored ADR	5,519	895,403
*Baidu, Inc.	27,000	562,279
Bank of Beijing Co., Ltd., Class A	1,400	969
Bank of Changsha Co., Ltd., Class A	400	503
Bank of Chengdu Co., Ltd., Class A	400	797
Bank of China, Ltd., Class H	3,920,000	1,385,773
Bank of Chongqing Co., Ltd., Class H	1,000	563
Bank of Communications Co., Ltd., Class H	491,000	292,237
Bank of Hangzhou Co., Ltd., Class A	500	1,115
Bank of Jiangsu Co., Ltd., Class A	24,860	24,422
Bank of Nanjing Co., Ltd., Class A	1,100	1,666
Bank of Ningbo Co., Ltd., Class A	1,600	9,546
Bank of Shanghai Co., Ltd., Class A	1,400	1,594
Baoshan Iron & Steel Co., Ltd., Class A	71,500	79,622
*Baozun, Inc., Sponsored ADR	1,741	30,119
*Baozun, Inc.	3,700	21,404
BBMG Corp., Class H	4,000	674
Befar Group Co., Ltd., Class A	200	262
Beibuwan Port Co., Ltd., Class A	100	116
#*BeiGene, Ltd., Sponsored ADR	1,117	399,573
*BeiGene, Ltd.	10,500	293,982

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	100	$182
Beijing Capital Development Co., Ltd., Class A	600	460
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	10,000	5,248
*Beijing Capital International Airport Co., Ltd., Class H	202,000	131,134
Beijing Dabeinong Technology Group Co., Ltd., Class A	400	536
*Beijing Energy International Holding Co., Ltd.	4,000	152
Beijing Enlight Media Co., Ltd., Class A	200	292
*Beijing Enterprises Clean Energy Group, Ltd.	2,000,000	26,996
Beijing Enterprises Holdings, Ltd.	500	1,922
Beijing Enterprises Water Group, Ltd.	8,000	3,054
*Beijing Forever Technology Co., Ltd., Class A	100	179
*»Beijing Gas Blue Sky Holdings, Ltd.	8,000	45
*Beijing Jetsen Technology Co., Ltd., Class A	500	321
Beijing Jingneng Clean Energy Co., Ltd., Class H	200,000	60,419
*Beijing Jingxi Culture & Tourism Co., Ltd., Class A	100	73
Beijing Kunlun Tech Co., Ltd., Class A	100	292
Beijing New Building Materials PLC, Class A	200	882
Beijing North Star Co., Ltd., Class H	2,000	321
*Beijing Orient Landscape & Environment Co., Ltd., Class A	500	222
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	200	275
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	7,300	47,601
Beijing Originwater Technology Co., Ltd., Class A	200	218
*Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	300	285
Beijing Shiji Information Technology Co., Ltd., Class A	140	518
*Beijing Shougang Co., Ltd., Class A	400	360
Beijing Shunxin Agriculture Co., Ltd., Class A	100	509
Beijing Sinnet Technology Co., Ltd., Class A	200	413
Beijing SL Pharmaceutical Co., Ltd., Class A	100	145
Beijing SPC Environment Protection Tech Co., Ltd., Class A	100	94
Beijing Thunisoft Corp., Ltd., Class A	100	167
Beijing Tiantan Biological Products Corp., Ltd., Class A	100	451
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	9,000	11,489
Beijing Tongrentang Co., Ltd., Class A	100	501
*Beijing UniStrong Science & Technology Co., Ltd., Class A	100	94
Beijing Yanjing Brewery Co., Ltd., Class A	300	311
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	200	350
#*BEST, Inc., ADR	11,368	18,302
Bestsun Energy Co., Ltd., Class A	200	153
Better Life Commercial Chain Share Co., Ltd., Class A	100	105
Blue Sail Medical Co., Ltd., Class A	100	226
*Bluedon Information Security Technology Co., Ltd., Class A	100	52
Bluefocus Intelligent Communications Group Co., Ltd., Class A	200	157
BOE Technology Group Co., Ltd., Class A	131,700	100,996
#Bosideng International Holdings, Ltd.	1,144,000	888,252
Bright Dairy & Food Co., Ltd., Class A	100	218
Bright Real Estate Group Co., Ltd., Class A	200	68
*»Brilliance China Automotive Holdings, Ltd.	224,000	157,654
B-Soft Co., Ltd., Class A	158,880	198,516
*BTG Hotels Group Co., Ltd., Class A	100	383
BYD Co., Ltd., Class H	500	19,064
BYD Electronic International Co., Ltd.	70,000	208,316
By-health Co., Ltd., Class A	100	398
C&S Paper Co., Ltd., Class A	200	532
#*»CA Cultural Technology Group, Ltd.	1,000	78
Caitong Securities Co., Ltd., Class A	300	481
Camel Group Co., Ltd., Class A	100	205

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Canny Elevator Co., Ltd., Class A	100	$114
*Capital Environment Holdings, Ltd.	8,000	188
CCS Supply Chain Management Co., Ltd., Class A	200	170
CECEP Solar Energy Co., Ltd., Class A	200	348
CECEP Wind-Power Corp., Class A	75,500	86,670
Central China Management Co., Ltd.	2,000	311
#Central China Real Estate, Ltd.	2,000	301
#CGN New Energy Holdings Co., Ltd.	64,000	59,894
CGN Nuclear Technology Development Co., Ltd., Class A	100	139
Cgn Power Co., Ltd., Class H	19,000	5,129
Chacha Food Co., Ltd., Class A	100	889
Changchun High & New Technology Industry Group, Inc., Class A	100	4,260
Changjiang Securities Co., Ltd., Class A	400	452
Changzhou Tronly New Electronic Materials Co., Ltd., Class A	100	185
Chaozhou Three-Circle Group Co., Ltd., Class A	200	1,249
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	18,700	53,331
Chengdu Xingrong Environment Co., Ltd., Class A	100	92
China Aerospace International Holdings, Ltd.	4,000	298
*China Agri-Products Exchange, Ltd.	5,000	68
China Aoyuan Group, Ltd.	130,000	51,304
China Baoan Group Co., Ltd., Class A	61,500	200,847
*China CAMC Engineering Co., Ltd., Class A	200	202
China Cinda Asset Management Co., Ltd., Class H	1,659,000	277,245
China CITIC Bank Corp., Ltd., Class H	780,000	342,921
China Coal Energy Co., Ltd., Class H	3,000	1,828
China Conch Venture Holdings, Ltd.	155,000	757,162
China Construction Bank Corp., Class H	5,352,000	3,639,529
*China CYTS Tours Holding Co., Ltd., Class A	100	156
China Datang Corp. Renewable Power Co., Ltd., Class H	141,000	59,996
*China Dili Group	76,000	18,660
*China Eastern Airlines Corp., Ltd., Sponsored ADR	422	8,157
China Education Group Holdings, Ltd.	1,000	1,717
#China Energy Engineering Corp., Ltd., Class H	4,216	623
China Everbright Bank Co., Ltd., Class H	5,000	1,761
China Everbright Environment Group, Ltd.	283,000	194,632
#China Everbright Greentech, Ltd.	1,000	352
China Express Airlines Co., Ltd., Class A	100	172
*China Film Co., Ltd., Class A	100	183
China Foods, Ltd.	38,000	14,557
*China Fortune Land Development Co., Ltd., Class A	400	230
China Galaxy Securities Co., Ltd., Class H	23,500	13,111
China Gas Holdings, Ltd.	155,000	387,747
China Glass Holdings, Ltd.	2,000	589
#China Grand Pharmaceutical and Healthcare Holdings, Ltd.	77,500	62,267
China Great Wall Securities Co., Ltd., Class A	200	356
China Greatwall Technology Group Co., Ltd., Class A	200	420
*China Green Agriculture, Inc.	53	577
China Hanking Holdings, Ltd.	153,000	27,929
China Harmony Auto Holding, Ltd.	36,500	18,675
*China High Speed Railway Technology Co., Ltd., Class A	200	68
#*China High Speed Transmission Equipment Group Co., Ltd.	1,000	776
China Hongqiao Group, Ltd.	53,500	59,490
China International Capital Corp., Ltd., Class H	70,800	176,203
China International Marine Containers Group Co., Ltd., Class H	14,000	27,679
China Jushi Co., Ltd., Class A	457	1,366

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
China Lesso Group Holdings, Ltd.	143,000	$222,063
#China Life Insurance Co., Ltd., Sponsored ADR	21,798	187,899
China Life Insurance Co., Ltd.	67,000	116,791
China Lilang, Ltd.	10,000	5,695
#*China Logistics Property Holdings Co., Ltd.	1,000	537
China Longyuan Power Group Corp., Ltd., Class H	301,000	703,451
*China Maple Leaf Educational Systems, Ltd.	4,000	643
*China Medical & HealthCare Group, Ltd.	20,000	257
China Medical System Holdings, Ltd.	280,000	477,282
China Meheco Co., Ltd., Class A	100	174
China Meidong Auto Holdings, Ltd.	2,000	10,387
China Mengniu Dairy Co., Ltd.	150,000	955,451
China Merchants Bank Co., Ltd., Class H	144,000	1,213,413
China Merchants Energy Shipping Co., Ltd.	4,300	3,076
China Merchants Land, Ltd.	2,000	224
China Merchants Port Holdings Co., Ltd.	238,000	397,735
China Merchants Securities Co., Ltd., Class H	600	949
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	7,400	12,055
#China Minsheng Banking Corp., Ltd., Class H	399,000	158,491
China Modern Dairy Holdings, Ltd.	604,000	114,137
China Molybdenum Co., Ltd., Class H	441,000	273,816
China National Building Material Co., Ltd., Class H	258,000	324,364
China National Medicines Corp., Ltd., Class A	100	476
China National Nuclear Power Co., Ltd., Class A	900	963
China New Higher Education Group, Ltd.	1,000	505
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	200	161
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	300	2,371
China Oilfield Services, Ltd., Class H	50,000	48,142
China Overseas Grand Oceans Group, Ltd.	181,000	86,788
China Overseas Land & Investment, Ltd.	31,000	68,384
China Overseas Property Holdings, Ltd.	60,000	53,991
China Pacific Insurance Group Co., Ltd., Class H	205,200	633,085
China Petroleum & Chemical Corp.	472,000	231,782
China Petroleum & Chemical Corp., Sponsored ADR	6,528	317,783
China Power International Development, Ltd.	1,039,000	522,235
China Publishing & Media Co., Ltd., Class A	100	85
#China Railway Signal & Communication Corp., Ltd., Class H	217,000	76,155
China Railway Tielong Container Logistics Co., Ltd., Class A	100	74
China Reinsurance Group Corp., Class H	65,000	6,768
China Renaissance Holdings, Ltd.	14,600	35,134
China Resources Beer Holdings Co., Ltd.	2,000	16,583
China Resources Cement Holdings, Ltd.	282,000	237,808
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	100	178
#China Resources Gas Group, Ltd.	2,000	10,747
China Resources Land, Ltd.	284,000	1,106,202
China Resources Medical Holdings Co., Ltd.	83,000	58,150
China Resources Pharmaceutical Group, Ltd.	298,000	143,655
China Resources Power Holdings Co., Ltd.	2,000	5,168
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	200	754
China Risun Group, Ltd.	115,000	69,777
*China Ruifeng Renewable Energy Holdings, Ltd.	4,000	102
China Sanjiang Fine Chemicals Co., Ltd.	47,000	14,138
China SCE Group Holdings, Ltd.	588,000	183,678
China Science Publishing & Media, Ltd., Class A	100	129
#*China Shanshui Cement Group, Ltd.	2,000	514

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
*China Shengmu Organic Milk, Ltd.	160,000	$10,901
China Shenhua Energy Co., Ltd., Class H	240,500	518,158
China Shuifa Singyes Energy Holdings, Ltd.	1,000	278
#China South City Holdings, Ltd.	274,000	20,429
China South Publishing & Media Group Co., Ltd., Class A	200	256
*China Southern Airlines Co., Ltd., Sponsored ADR	1,036	31,329
*China Southern Airlines Co., Ltd.	12,000	7,312
China State Construction Engineering Corp., Ltd., Class A	2,000	1,456
*China Sunshine Paper Holdings Co., Ltd.	1,000	228
China Suntien Green Energy Corp., Ltd., Class H	284,000	226,352
China Taiping Insurance Holdings Co., Ltd.	203,400	311,151
*China Tianrui Group Cement Co., Ltd.	2,000	1,723
*China Tianying, Inc., Class A	600	444
China Tourism Group Duty Free Corp., Ltd., Class A	14,100	591,202
China Tower Corp., Ltd., Class H	3,564,000	462,735
China Traditional Chinese Medicine Holdings Co., Ltd.	380,000	180,742
China TransInfo Technology Co., Ltd., Class A	44,800	93,620
China Vanke Co., Ltd., Class H	143,319	335,680
#China Vast Industrial Urban Development Co., Ltd.	1,000	289
China Water Affairs Group, Ltd.	36,000	37,115
China World Trade Center Co., Ltd., Class A	200	424
China Xinhua Education Group, Ltd.	1,000	213
China XLX Fertiliser, Ltd.	44,000	30,883
China Yongda Automobiles Services Holdings, Ltd.	206,500	330,228
#China Yuhua Education Corp., Ltd.	46,000	20,933
China Zhenhua Group Science & Technology Co., Ltd., Class A	4,400	71,195
China Zheshang Bank Co., Ltd., Class H	3,000	1,211
China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	100	42
*»China Zhongwang Holdings, Ltd.	250,000	53,991
Chinasoft International, Ltd.	4,000	6,695
Chongqing Changan Automobile Co., Ltd., Class A	1,400	4,264
Chongqing Dima Industry Co., Ltd., Class A	400	144
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	62,320	164,008
Chongqing Machinery & Electric Co., Ltd., Class H	2,000	183
#Chongqing Rural Commercial Bank Co., Ltd., Class H	109,000	39,234
Chongqing Zhifei Biological Products Co., Ltd., Class A	14,100	330,770
Chongqing Zongshen Power Machinery Co., Ltd., Class A	200	205
Chow Tai Seng Jewellery Co., Ltd., Class A	300	886
CIFI Holdings Group Co., Ltd.	724,000	402,065
CIMC Enric Holdings, Ltd.	52,000	67,247
*Cinda Real Estate Co., Ltd., Class A	200	100
Cisen Pharmaceutical Co., Ltd., Class A	100	188
*CITIC Guoan Information Industry Co., Ltd., Class A	900	316
*CITIC Resources Holdings, Ltd.	4,000	283
CITIC Securities Co., Ltd., Class H	334,000	850,988
CITIC, Ltd.	369,000	369,994
*Citychamp Watch & Jewellery Group, Ltd.	2,000	337
CMST Development Co., Ltd., Class A	300	287
CNHTC Jinan Truck Co., Ltd., Class A	140	290
CNOOC Energy Technology & Services, Ltd., Class A	700	316
COFCO Biotechnology Co., Ltd., Class A	200	332
#COFCO Joycome Foods, Ltd.	141,000	54,739
*Cogobuy Group	1,000	369
Colour Life Services Group Co., Ltd.	1,000	176
#*Comba Telecom Systems Holdings, Ltd.	2,000	558

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Concord New Energy Group, Ltd.	700,000	$73,788
Consun Pharmaceutical Group, Ltd.	1,000	432
Contemporary Amperex Technology Co., Ltd., Class A	100	9,984
*Coolpad Group, Ltd.	6,000	316
COSCO SHIPPING Development Co., Ltd., Class H	73,000	14,170
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	2,000	884
#*COSCO SHIPPING Holdings Co., Ltd., Class H	493,399	766,194
*Cosmo Lady China Holdings Co., Ltd.	1,000	72
Country Garden Holdings Co., Ltd.	555,000	521,535
Country Garden Services Holdings Co., Ltd.	133,000	1,034,381
CP Pokphand Co., Ltd.	678,000	95,873
CPMC Holdings, Ltd.	38,000	18,563
CSC Financial Co., Ltd., Class H	1,000	1,061
CSG Holding Co., Ltd., Class A	200	282
CSPC Pharmaceutical Group, Ltd.	572,000	598,541
CSSC Science & Technology Co., Ltd., Class A	4,600	9,196
CTS International Logistics Corp., Ltd., Class A	200	386
*Cybernaut International Holdings Co., Ltd.	4,000	98
Daan Gene Co., Ltd., Class A	160	481
Dali Foods Group Co., Ltd.	8,500	4,731
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	100	60
Daqin Railway Co., Ltd., Class A	17,900	17,753
Dare Power Dekor Home Co., Ltd., Class A	100	182
DaShenLin Pharmaceutical Group Co., Ltd., Class A	22,260	122,969
Datang International Power Generation Co., Ltd., Class H	16,000	2,900
Deppon Logistics Co., Ltd., Class A	200	341
#Dexin China Holdings Co., Ltd.	23,000	7,717
DHC Software Co., Ltd., Class A	43,100	46,717
Dian Diagnostics Group Co., Ltd., Class A	100	503
Digital China Group Co., Ltd., Class A	100	233
Digital China Information Service Co., Ltd., Class A	100	174
Dong-E-E-Jiao Co., Ltd., Class A	100	635
*Dongfang Electronics Co., Ltd., Class A	200	192
Dongfeng Motor Group Co., Ltd., Class H	4,000	3,738
Dongjiang Environmental Co., Ltd., Class H	400	183
Dongxing Securities Co., Ltd., Class A	300	514
Dongyue Group, Ltd.	430,000	1,001,613
*DouYu International Holdings, Ltd., Sponsored ADR	5,248	16,531
#Dynagreen Environmental Protection Group Co., Ltd., Class H	52,000	26,605
East Money Information Co., Ltd., Class A	67,780	348,285
E-House China Enterprise Holdings, Ltd.	27,900	5,272
Elion Energy Co., Ltd., Class A	390	302
*ENN Energy Holdings, Ltd.	32,800	567,956
Essex Bio-technology, Ltd.	1,000	681
Eternal Asia Supply Chain Management, Ltd., Class A	300	269
*Ev Dynamics Holdings, Ltd.	10,000	132
EVA Precision Industrial Holdings, Ltd.	2,000	350
Eve Energy Co., Ltd., Class A	100	1,772
*Everbright Jiabao Co., Ltd., Class A	200	81
#Everbright Securities Co., Ltd., Class H	400	313
Fangda Carbon New Material Co., Ltd., Class A	300	503
Fangda Special Steel Technology Co., Ltd., Class A	2,300	2,655
*Fangdd Network Group, Ltd., ADR	33	35
Fanhua, Inc., ADR	3,300	43,758
#»Fantasia Holdings Group Co., Ltd.	3,000	216
FAW Jiefang Group Co., Ltd., Class A	200	325

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Fiberhome Telecommunication Technologies Co., Ltd., Class A	100	$269
*FIH Mobile, Ltd.	339,000	52,730
Financial Street Holdings Co., Ltd., Class A	300	274
First Capital Securities Co., Ltd., Class A	1,500	1,600
Focus Media Information Technology Co., Ltd., Class A	27,800	31,957
Foshan Haitian Flavouring & Food Co., Ltd., Class A	53,590	979,446
Foshan Nationstar Optoelectronics Co., Ltd., Class A	100	159
#Fosun International, Ltd.	173,000	203,489
Founder Securities Co., Ltd., Class A	700	892
Fu Shou Yuan International Group, Ltd.	152,000	130,720
Fuan Pharmaceutical Group Co., Ltd., Class A	100	62
Fufeng Group, Ltd.	145,000	50,141
Fujian Longking Co., Ltd., Class A	100	127
Fujian Sunner Development Co., Ltd., Class A	200	701
#*Futu Holdings, Ltd., ADR	249	13,326
Fuyao Glass Industry Group Co., Ltd., Class H	56,400	325,536
Gansu Qilianshan Cement Group Co., Ltd., Class A	100	151
Gansu Shangfeng Cement Co., Ltd., Class A	100	272
#*GCL New Energy Holdings, Ltd.	26,000	1,220
*GCL-Poly Energy Holdings, Ltd.	905,000	172,762
GD Power Development Co., Ltd., Class A	1,800	784
*GDS Holdings, Ltd.	11,200	85,954
*GDS Holdings, Ltd., Sponsored ADR	1,634	97,060
Geely Automobile Holdings, Ltd.	435,000	1,512,621
GEM Co., Ltd., Class A	400	681
Gemdale Corp., Class A	34,400	54,533
Gemdale Properties & Investment Corp., Ltd.	584,000	57,056
*Genimous Technology Co., Ltd., Class A	100	94
GF Securities Co., Ltd., Class H	2,600	4,419
Giant Network Group Co., Ltd., Class A	100	155
*Global Top E-Commerce Co., Ltd., Class A	200	71
*Glorious Property Holdings, Ltd.	3,000	94
*Glory Sun Financial Group, Ltd.	280,000	9,718
GoerTek, Inc., Class A	300	2,040
Golden Eagle Retail Group, Ltd.	1,000	870
*GOME Retail Holdings, Ltd.	540,000	54,840
*Gosuncn Technology Group Co., Ltd., Class A	300	208
*Gotion High-tech Co., Ltd., Class A	100	920
*Grand Baoxin Auto Group, Ltd.	500	57
Grandblue Environment Co., Ltd., Class A	100	345
*Grandjoy Holdings Group Co., Ltd., Class A	300	154
Great Wall Motor Co., Ltd., Class H	89,500	403,835
Greattown Holdings, Ltd., Class A	300	166
Greatview Aseptic Packaging Co., Ltd.	55,000	22,625
Gree Electric Appliances, Inc. of Zhuhai, Class A	200	1,145
*Gree Real Estate Co., Ltd., Class A	100,200	105,009
Greenland Holdings Corp., Ltd., Class A	18,100	11,619
#Greenland Hong Kong Holdings, Ltd.	2,000	427
Greentown China Holdings, Ltd.	1,500	2,075
GRG Banking Equipment Co., Ltd., Class A	200	324
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	200	179
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	100	85
Guangdong Ellington Electronics Technology Co., Ltd., Class A	200	208
Guangdong Haid Group Co., Ltd., Class A	200	2,051
*Guangdong HEC Technology Holding Co., Ltd., Class A	100	166

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Guangdong Hongda Blasting Co., Ltd., Class A	100	$430
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	200	141
Guangdong Investment, Ltd.	282,000	355,262
*Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	100	82
Guangdong Shirongzhaoye Co., Ltd., Class A	100	76
Guangdong Tapai Group Co., Ltd., Class A	200	315
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	100	350
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	100	132
*Guanghui Energy Co., Ltd., Class A	114,800	118,517
*Guangshen Railway Co., Ltd., Class H	2,000	352
Guangxi Guidong Electric Power Co., Ltd., Class A	100	91
Guangxi Liugong Machinery Co., Ltd., Class A	200	232
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	300	143
Guangzhou Automobile Group Co., Ltd., Class H	288,000	272,486
Guangzhou Baiyun International Airport Co., Ltd., Class A	200	370
Guangzhou Haige Communications Group, Inc. Co., Class A	200	295
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	100	1,788
#Guangzhou R&F Properties Co., Ltd., Class H	74,800	46,924
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	15,900	188,733
Guangzhou Tinci Materials Technology Co., Ltd., Class A	170	4,379
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	100	92
*Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	100	68
Guizhou Panjiang Refined Coal Co., Ltd., Class A	100	120
*Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	200	213
Guomai Technologies, Inc., Class A	100	89
*Guorui Properties, Ltd.	2,000	89
Guosen Securities Co., Ltd., Class A	25,100	44,691
*Guosheng Financial Holding, Inc., Class A	1,000	1,457
Guotai Junan Securities Co., Ltd., Class H	1,000	1,368
Guoyuan Securities Co., Ltd., Class A	300	348
*Haichang Ocean Park Holdings, Ltd.	1,000	253
Haier Smart Home Co., Ltd.	36,400	136,166
Haier Smart Home Co., Ltd., Class A	24,500	104,081
*Hailiang Education Group, Inc., Sponsored ADR	319	9,730
*Hainan Meilan International Airport Co., Ltd.	12,000	48,669
Hainan Ruize New Building Material Co., Ltd., Class A	100	55
Hainan Strait Shipping Co., Ltd., Class A	150	132
Haisco Pharmaceutical Group Co., Ltd., Class A	100	263
Haitian International Holdings, Ltd.	1,000	2,931
Haitong Securities Co., Ltd., Class H	6,400	5,701
Hand Enterprise Solutions Co., Ltd., Class A	100	103
*Hang Zhou Great Star Industrial Co., Ltd., Class A	100	500
Hangxiao Steel Structure Co., Ltd., Class A	376,500	209,928
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	2,300	1,466
Hangzhou Century Co., Ltd., Class A	100	96
Hangzhou Oxygen Plant Group Co., Ltd., Class A	200	809
Hangzhou Robam Appliances Co., Ltd., Class A	100	489
Hangzhou Silan Microelectronics Co., Ltd., Class A	100	963
Han’s Laser Technology Industry Group Co., Ltd., Class A	24,800	166,012
*Harbin Bank Co., Ltd., Class H	5,000	514
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	300	112
*HC Group, Inc.	1,000	103
Health & Happiness H&H International Holdings, Ltd.	10,500	24,647
Hebei Chengde Lolo Co., Class A	100	162
Hefei Meiya Optoelectronic Technology, Inc., Class A	100	631
Heilongjiang Agriculture Co., Ltd., Class A	100	215

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Hello Group, Inc., ADR	16,643	$207,205
Henan Lingrui Pharmaceutical Co., Class A	100	168
Henan Pinggao Electric Co., Ltd., Class A	200	276
*Henan Rebecca Hair Products Co., Ltd., Class A	200	83
*Henan Senyuan Electric Co., Ltd., Class A	100	41
Henan Shenhuo Coal & Power Co., Ltd., Class A	200	296
Henan Shuanghui Investment & Development Co., Ltd., Class A	400	1,843
Henan Yuguang Gold & Lead Co., Ltd., Class A	100	84
Henan Zhongyuan Expressway Co., Ltd., Class A	200	98
Hengan International Group Co., Ltd.	70,500	368,403
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	400	883
Hengli Petrochemical Co., Ltd., Class A	20,000	68,846
Hengtong Optic-electric Co., Ltd., Class A	200	475
Hengyi Petrochemical Co., Ltd., Class A	37,900	64,817
Hesteel Co., Ltd., Class A	1,700	653
Hexing Electrical Co., Ltd., Class A	100	184
Hisense Home Appliances Group Co., Ltd., Class H	1,000	1,076
*Holitech Technology Co., Ltd., Class A	600	305
Hongda Xingye Co., Ltd., Class A	200	169
Hongfa Technology Co., Ltd., Class A	100	1,161
*Honghua Group, Ltd.	32,000	1,090
*»Honworld Group, Ltd.	500	148
Hope Education Group Co., Ltd.	124,000	22,316
Hopson Development Holdings, Ltd.	2,200	6,010
Huaan Securities Co., Ltd., Class A	520	415
#Huadian Power International Corp., Ltd., Class H	572,000	212,504
Huadong Medicine Co., Ltd., Class A	200	1,145
Huafa Industrial Co., Ltd. Zhuhai, Class A	300	246
Huafon Chemical Co., Ltd., Class A	11,000	20,427
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	100	71
*Huafu Fashion Co., Ltd., Class A	300	207
Huagong Tech Co., Ltd., Class A	100	450
Hualan Biological Engineering, Inc., Class A	22,000	102,051
Huaneng Power International, Inc., Sponsored ADR	1,108	22,725
#Huaneng Power International, Inc., Class H	40,000	20,722
Huapont Life Sciences Co., Ltd., Class A	200	194
Huatai Securities Co., Ltd., Class H	2,000	2,982
*Huawen Media Group, Class A	100	36
Huaxi Securities Co., Ltd., Class A	300	424
Huaxia Bank Co., Ltd., Class A	1,100	967
Huaxin Cement Co., Ltd., Class A	100	261
Huayu Automotive Systems Co., Ltd., Class A	3,200	13,364
*Huazhu Group, Ltd., Sponsored ADR	6,740	312,466
*Huazhu Group, Ltd.	13,200	61,851
Hubei Biocause Pharmaceutical Co., Ltd., Class A	400	203
Hubei Energy Group Co., Ltd., Class A	500	387
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	200	503
*Hubei Kaile Science & Technology Co., Ltd., Class A	200	80
Hubei Xingfa Chemicals Group Co., Ltd., Class A	100	775
*Hunan Gold Corp., Ltd., Class A	100	169
Hunan New Wellful Co., Ltd., Class A	200	217
Hunan Valin Steel Co., Ltd., Class A	2,100	1,751
Hundsun Technologies, Inc., Class A	140	1,378
Huolinhe Opencut Coal Industry Corp., Ltd., Class A	195,600	387,369
*HUYA, Inc., Sponsored ADR	91	748

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
HY Energy Group Co., Ltd., Class A	100	$75
Hytera Communications Corp., Ltd., Class A	300	264
*HyUnion Holding Co., Ltd., Class A	100	87
#*iDreamSky Technology Holdings, Ltd.	32,000	22,831
Iflytek Co., Ltd., Class A	28,600	252,021
IMAX China Holding, Inc.	100	147
Industrial & Commercial Bank of China, Ltd., Class H	3,178,000	1,740,351
Industrial Bank Co., Ltd., Class A	5,700	16,585
Industrial Securities Co., Ltd., Class A	600	856
Infore Environment Technology Group Co., Ltd., Class A	300	293
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	293,700	128,898
Inner Mongolia Eerduosi Resources Co., Ltd., Class A	100	462
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	14,300	11,458
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	16,100	9,002
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	38,500	258,563
Inner Mongolia Yitai Coal Co., Ltd., Class H	200	152
*Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	4,000	4,735
*Innuovo Technology Co., Ltd., Class A	100	83
Inspur Electronic Information Industry Co., Ltd., Class A	100	485
*Iqiyi, Inc., Sponsored ADR	913	7,560
Jafron Biomedical Co., Ltd., Class A	20,400	164,661
Jason Furniture Hangzhou Co., Ltd., Class A	100	972
*JD.com, Inc.	24,800	989,571
*JD.com, Inc., Sponsored ADR	18,042	1,412,328
Jiajiayue Group Co., Ltd., Class A	100	230
*Jiangnan Group, Ltd.	4,000	154
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	400	454
Jiangsu Eastern Shenghong Co., Ltd., Class A	12,600	53,626
*Jiangsu Etern Co., Ltd., Class A	200	121
Jiangsu Expressway Co., Ltd., Class H	2,000	1,892
Jiangsu Hengli Hydraulic Co., Ltd., Class A	19,600	251,325
Jiangsu Hengrui Medicine Co., Ltd., Class A	16,780	129,047
Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	100	252
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	300	179
*Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	100	146
*Jiangsu Leike Defense Technology Co., Ltd., Class A	300	269
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	200	459
Jiangsu Provincial Agricultural Reclamation and Development Corp.	100	174
Jiangsu Shagang Co., Ltd., Class A	700	679
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,700	427,452
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	200	1,100
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	300	290
Jiangsu Zhongnan Construction Group Co., Ltd., Class A	400	239
Jiangsu Zhongtian Technology Co., Ltd., Class A	400	632
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	700	351
Jiangxi Bank Co., Ltd., Class H	2,500	1,099
Jiangxi Copper Co., Ltd., Class H	141,000	246,871
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	100	216
Jiangxi Wannianqing Cement Co., Ltd., Class A	200	359
Jiangxi Zhengbang Technology Co., Ltd., Class A	9,800	15,337
Jiangzhong Pharmaceutical Co., Ltd., Class A	100	180
*Jiayin Group, Inc., ADR	330	1,254
Jiayuan International Group, Ltd.	92,000	35,598
*Jilin Electric Power Co., Ltd., Class A	200	236
*Jinchuan Group International Resources Co., Ltd.	365,000	58,651
Jinduicheng Molybdenum Co., Ltd., Class A	200	227

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
#Jingrui Holdings, Ltd.	1,000	$280
Jinke Properties Group Co., Ltd., Class A	600	416
#*JinkoSolar Holding Co., Ltd., Sponsored ADR	3,210	192,022
*Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	200	335
Jinneng Science&Technology Co., Ltd., Class A	100	221
Jinyu Bio-Technology Co., Ltd., Class A	100	249
JiuGui Liquor Co., Ltd., Class A	100	3,357
Jiuzhitang Co., Ltd., Class A	100	133
Jizhong Energy Resources Co., Ltd., Class A	200	196
Jnby Design, Ltd.	11,500	19,307
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	200	360
Jointo Energy Investment Co., Ltd. Hebei, Class A	300	240
Jointown Pharmaceutical Group Co., Ltd., Class A	300	637
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	400	2,271
Joy City Property, Ltd.	6,000	312
Joyoung Co., Ltd., Class A	8,600	31,363
JSTI Group, Class A	100	88
Ju Teng International Holdings, Ltd.	2,000	342
Juewei Food Co., Ltd., Class A	400	4,114
Juneyao Airlines Co., Ltd., Class A	200	497
#Kaisa Group Holdings, Ltd.	151,428	23,359
Kaishan Group Co., Ltd., Class A	100	283
*Kangda International Environmental Co., Ltd.	1,000	105
*Kasen International Holdings, Ltd.	1,000	93
Kinetic Mines and Energy, Ltd.	2,000	167
*Kingboard Holdings, Ltd.	70,500	308,588
Kingboard Laminates Holdings, Ltd.	146,000	228,974
*Kingdee International Software Group Co., Ltd.	141,000	465,828
Kingsoft Corp., Ltd.	3,800	16,340
Konka Group Co., Ltd., Class A	300	263
KPC Pharmaceuticals, Inc., Class A	100	130
*Kuang-Chi Technologies Co., Ltd., Class A	100	320
Kunlun Energy Co., Ltd.	246,000	225,159
Kweichow Moutai Co., Ltd., Class A	300	85,561
KWG Group Holdings, Ltd.	73,500	64,249
*Launch Tech Co., Ltd., Class H	500	193
LB Group Co., Ltd., Class A	200	887
Lee & Man Paper Manufacturing, Ltd.	2,000	1,501
Lee’s Pharmaceutical Holdings, Ltd.	500	235
Legend Holdings Corp., Class H	5,100	8,969
*Lenovo Group, Ltd.	552,000	600,320
Lens Technology Co., Ltd., Class A	300	997
Leo Group Co., Ltd., Class A	10,700	3,810
Lepu Medical Technology Beijing Co., Ltd., Class A	200	666
Leyard Optoelectronic Co., Ltd., Class A	300	441
*LI Auto, Inc., ADR	51	1,664
Li Ning Co., Ltd.	72,000	800,612
*Lianhua Supermarket Holdings Co., Ltd., Class H	1,000	123
Liaoning Port Co., Ltd.	2,000	185
*Lifetech Scientific Corp.	218,000	101,447
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	200	83
*Lingyi iTech Guangdong Co, Class A	67,900	70,629
Lionco Pharmaceutical Group Co., Ltd., Class A	100	127
Livzon Pharmaceutical Group, Inc., Class H	400	1,321
LK Technology Holdings, Ltd.	11,000	27,687

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Logan Group Co., Ltd.	3,000	$3,012
Loncin Motor Co., Ltd., Class A	100	68
Long Yuan Construction Group Co., Ltd., Class A	200	225
Longfor Group Holdings, Ltd.	183,500	891,664
LONGi Green Energy Technology Co., Ltd., Class A	40,920	624,342
Lonking Holdings, Ltd.	208,000	60,964
Luenmei Quantum Co., Ltd., Class A	126,600	163,324
*Luoniushan Co., Ltd., Class A	100	107
*Luoyang Glass Co., Ltd., Class H	16,000	23,324
Luxi Chemical Group Co., Ltd., Class A	200	512
Luxshare Precision Industry Co., Ltd., Class A	37,900	228,725
*Luye Pharma Group, Ltd.	214,000	102,061
Luzhou Laojiao Co., Ltd., Class A	200	7,152
*LVGEM China Real Estate Investment Co., Ltd.	2,000	455
Maanshan Iron & Steel Co., Ltd., Class H	226,000	96,454
Maccura Biotechnology Co., Ltd., Class A	100	435
*Macrolink Culturaltainment Development Co., Ltd., Class A	100	28
Mango Excellent Media Co., Ltd., Class A	400	2,455
*Maoyan Entertainment	13,000	15,742
Maoye Commercial Co., Ltd., Class A	200	106
*Markor International Home Furnishings Co., Ltd., Class A	100	53
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	200	226
*Meitu, Inc.	314,000	68,620
*Meituan, Class B	143,000	4,955,978
Metallurgical Corp. of China, Ltd., Class H	4,000	1,111
Midea Real Estate Holding, Ltd.	15,800	27,257
Ming Yang Smart Energy Group, Ltd., Class A	200	968
Minmetals Land, Ltd.	2,000	206
Minsheng Education Group Co., Ltd.	2,000	291
Minth Group, Ltd.	2,000	7,996
*Misho Ecology & Landscape Co., Ltd., Class A	100	40
MLS Co., Ltd., Class A	100	218
*MMG, Ltd.	4,000	1,851
»Modern Land China Co., Ltd.	2,000	98
#*MOGU, Inc., ADR	14	14
Muyuan Foods Co., Ltd., Class A	17,180	153,240
*Myhome Real Estate Development Group Co., Ltd., Class A	300	74
MYS Group Co., Ltd., Class A	200	102
NanJi E-Commerce Co., Ltd., Class A	100	112
Nanjing Iron & Steel Co., Ltd., Class A	700	386
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	130	753
*Nanjing Sample Technology Co., Ltd., Class H	500	336
Nanjing Securities Co., Ltd., Class A	300	455
Nanjing Xinjiekou Department Store Co., Ltd., Class A	200	305
NARI Technology Co., Ltd., Class A	360	2,189
*NavInfo Co., Ltd., Class A	45,300	82,779
NetDragon Websoft Holdings, Ltd.	22,500	49,460
NetEase, Inc.	43,700	863,433
NetEase, Inc., Sponsored ADR	12,192	1,189,817
*New Century Healthcare Holding Co., Ltd.	500	67
New China Life Insurance Co., Ltd., Class H	47,100	136,534
*New Hope Liuhe Co., Ltd., Class A	36,400	81,809
*New Oriental Education & Technology Group, Inc., Sponsored ADR	35,332	72,431
*New Oriental Education & Technology Group, Inc.	23,400	48,370
*New Sparkle Roll International Group, Ltd.	8,000	185
*New World Department Store China, Ltd.	1,000	172

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Newland Digital Technology Co., Ltd., Class A	100	$236
Nexteer Automotive Group, Ltd.	99,000	122,174
Nine Dragons Paper Holdings, Ltd.	281,000	353,280
Ninestar Corp., Class A	44,700	256,428
Ningbo Construction Co., Ltd., Class A	300	163
Ningbo Huaxiang Electronic Co., Ltd., Class A	100	370
Ningbo Joyson Electronic Corp., Class A	100	277
Ningbo Orient Wires & Cables Co., Ltd., Class A	200	1,409
Ningbo Sanxing Medical Electric Co., Ltd., Class A	200	380
Ningbo Tuopu Group Co., Ltd., Class A	100	811
Ningbo Zhoushan Port Co., Ltd., Class A	200	117
Ningxia Jiaze New Energy Co., Ltd., Class A	300	255
*NIO, Inc., Sponsored ADR	34,442	1,357,359
#*Niu Technologies, ADR	3,157	82,650
North Huajin Chemical Industries Co., Ltd., Class A	200	184
Northeast Pharmaceutical Group Co., Ltd., Class A	100	82
Northeast Securities Co., Ltd., Class A	300	404
NSFOCUS Technologies Group Co., Ltd., Class A	100	236
*Oceanwide Holdings Co., Ltd., Class A	93,300	25,938
Offshore Oil Engineering Co., Ltd., Class A	500	363
OFILM Group Co., Ltd., Class A	400	467
Opple Lighting Co., Ltd., Class A	100	303
ORG Technology Co., Ltd., Class A	100	104
*Orient Group, Inc., Class A	800	365
Orient Securities Co., Ltd., Class H	49,600	40,743
*Ourpalm Co., Ltd., Class A	32,200	19,563
Ovctek China, Inc., Class A	35,320	377,268
*Pacific Securities Co., Ltd. (The), Class A	3,600	1,754
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	11,300	7,060
#PAX Global Technology, Ltd.	92,000	92,000
PCI Technology Group Co., Ltd., Class A	300	356
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	97,200	52,678
People’s Insurance Co. Group of China, Ltd. (The), Class H	11,000	3,436
Perfect World Co., Ltd., Class A	34,700	94,192
PetroChina Co., Ltd.	326,000	157,572
PetroChina Co., Ltd., Sponsored ADR	4,394	212,054
PhiChem Corp., Class A	100	277
PICC Property & Casualty Co., Ltd., Class H	852,000	797,342
*Pinduoduo, Inc., Sponsored ADR	10,317	917,388
Ping An Bank Co., Ltd., Class A	4,200	12,791
*Ping An Healthcare and Technology Co., Ltd.	13,600	66,173
Ping An Insurance Group Co. of China, Ltd.	285,000	2,048,001
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	300	398
*Polaris Bay Group Co., Ltd., Class A	200	288
Poly Developments and Holdings Group Co., Ltd., Class A	22,100	43,353
Poly Property Group Co., Ltd.	164,000	40,478
#Poly Property Services Co., Ltd., Class H	9,000	50,559
Postal Savings Bank of China Co., Ltd., Class H	608,000	442,378
*Pou Sheng International Holdings, Ltd.	170,000	28,628
Power Construction Corp. of China, Ltd., Class A	2,500	3,206
Powerlong Real Estate Holdings, Ltd.	75,000	51,677
Prinx Chengshan Holdings, Ltd.	16,000	14,850
Q Technology Group Co., Ltd.	36,000	52,942
Qianhe Condiment and Food Co., Ltd., Class A	120	460
Qingdao East Steel Tower Stock Co., Ltd., Class A	100	122

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Qingdao Hanhe Cable Co., Ltd., Class A	41,400	$27,933
Qingdao TGOOD Electric Co., Ltd., Class A	100	411
Qingdao Topscomm Communication, Inc., Class A	100	108
Qinhuangdao Port Co., Ltd., Class H	1,500	241
Rainbow Digital Commercial Co., Ltd., Class A	100	99
Rastar Group, Class A	100	48
Realcan Pharmaceutical Group Co., Ltd., Class A	100	55
*Red Star Macalline Group Corp., Ltd., Class H	1,200	676
#Redco Properties Group, Ltd.	14,000	4,301
Redsun Properties Group, Ltd.	46,000	13,246
Renhe Pharmacy Co., Ltd., Class A	100	148
RiseSun Real Estate Development Co., Ltd., Class A	600	402
Rongan Property Co., Ltd., Class A	300	112
Rongsheng Petrochemical Co., Ltd., Class A	14,600	39,312
Ronshine China Holdings, Ltd.	31,500	12,755
*RYB Education, Inc., ADR	1,579	4,137
SAIC Motor Corp., Ltd., Class A	28,400	89,955
Sailun Group Co., Ltd., Class A	400	837
Sanan Optoelectronics Co., Ltd., Class A	13,200	69,271
*SanFeng Intelligent Equipment Group Co., Ltd., Class A	200	113
Sansteel Minguang Co., Ltd. Fujian, Class A	500	535
Sany Heavy Equipment International Holdings Co., Ltd.	148,000	169,707
Sany Heavy Industry Co., Ltd., Class A	33,400	119,772
Satellite Chemical Co., Ltd., Class A	280	1,703
*Saurer Intelligent Technology Co., Ltd., Class A	200	89
SDIC Power Holdings Co., Ltd., Class A	47,400	78,103
Sealand Securities Co., Ltd., Class A	500	301
Seazen Group, Ltd.	528,000	418,786
Seazen Holdings Co., Ltd., Class A	200	1,070
S-Enjoy Service Group Co., Ltd.	9,000	17,516
SF Holding Co., Ltd., Class A	300	3,028
SGIS Songshan Co., Ltd., Class A	281,800	194,976
Shaan Xi Provincial Natural Gas Co., Ltd., Class A	200	226
Shaanxi Coal Industry Co., Ltd., Class A	32,900	64,282
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	12,500	20,538
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	27,700	75,667
#Shandong Gold Mining Co., Ltd., Class H	146,250	265,839
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	200	780
Shandong Hi-speed Co., Ltd., Class A	200	168
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	390	1,893
Shandong Humon Smelting Co., Ltd., Class A	14,300	25,684
Shandong Linglong Tyre Co., Ltd., Class A	200	1,102
Shandong Longda Meat Foodstuff Co., Ltd., Class A	100	157
Shandong Nanshan Aluminum Co., Ltd., Class A	5,700	3,846
Shandong New Beiyang Information Technology Co., Ltd., Class A	100	121
Shandong Sun Paper Industry JSC, Ltd., Class A	2,700	4,841
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	6,818
*Shanghai 2345 Network Holding Group Co., Ltd., Class A	3,100	973
Shanghai AJ Group Co., Ltd., Class A	300	304
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	36,600	363,559
Shanghai Baosight Software Co., Ltd., Class A	130	1,421
Shanghai Belling Co., Ltd., Class A	100	474
#Shanghai Electric Group Co., Ltd., Class H	4,000	1,126
Shanghai Electric Power Co., Ltd., Class A	200	345
Shanghai Environment Group Co., Ltd., Class A	100	181
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	500	2,359

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
*Shanghai Fudan Microelectronics Group Co., Ltd.	8,000	$21,905
#Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,000	492
Shanghai Industrial Development Co., Ltd., Class A	200	121
Shanghai Industrial Holdings, Ltd.	25,000	37,344
Shanghai Industrial Urban Development Group, Ltd.	4,000	345
*Shanghai International Airport Co., Ltd., Class A	100	825
Shanghai International Port Group Co., Ltd., Class A	36,900	32,620
Shanghai Jahwa United Co., Ltd., Class A	100	749
Shanghai Jin Jiang Capital Co., Ltd., Class H	64,000	14,562
Shanghai Jinjiang International Hotels Co., Ltd., Class A	100	843
Shanghai Lingang Holdings Corp., Ltd., Class A	120	276
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	200	338
Shanghai M&G Stationery, Inc., Class A	14,100	139,839
Shanghai Maling Aquarius Co., Ltd., Class A	200	244
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	100	226
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	104,900	192,295
Shanghai Pudong Development Bank Co., Ltd., Class A	6,800	9,495
Shanghai RAAS Blood Products Co., Ltd., Class A	31,600	32,574
*Shanghai Shenda Co., Ltd., Class A	100	58
Shanghai Shimao Co., Ltd., Class A	600	296
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	100	146
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	100	120
Shanghai Tunnel Engineering Co., Ltd., Class A	200	160
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	100	201
Shanghai Wanye Enterprises Co., Ltd., Class A	100	483
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	400	614
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	100	261
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	100	151
Shanxi Blue Flame Holding Co., Ltd., Class A	100	143
Shanxi Coking Co., Ltd., Class A	130	139
Shanxi Coking Coal Energy Group Co., Ltd., Class A	500	722
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	8,200	16,572
*Shanxi Meijin Energy Co., Ltd., Class A	24,500	43,010
Shanxi Securities Co., Ltd., Class A	300	293
Shanxi Taigang Stainless Steel Co., Ltd., Class A	3,200	3,848
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	140	6,592
Shanying International Holding Co., Ltd., Class A	5,700	2,884
Shenergy Co., Ltd., Class A	17,200	16,629
Sheng Ye Capital, Ltd.	500	552
*Shengda Resources Co., Ltd., Class A	79,500	142,419
Shenghe Resources Holding Co., Ltd., Class A	200	632
Shengyi Technology Co., Ltd., Class A	200	695
Shenwan Hongyuan Group Co., Ltd., Class H	1,600	405
Shenzhen Agricultural Products Group Co., Ltd., Class A	200	217
*Shenzhen Airport Co., Ltd., Class A	300	354
Shenzhen Aisidi Co., Ltd., Class A	200	335
Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	200	79
Shenzhen Capchem Technology Co., Ltd., Class A	14,600	326,902
Shenzhen Comix Group Co., Ltd., Class A	100	104
*Shenzhen Danbond Technology Co., Ltd., Class A	200	77
Shenzhen Das Intellitech Co., Ltd., Class A	123,600	65,635
Shenzhen Energy Group Co., Ltd., Class A	400	507
Shenzhen Everwin Precision Technology Co., Ltd., Class A	120	263
Shenzhen Expressway Co., Ltd.	22,000	20,730
Shenzhen Gas Corp., Ltd., Class A	200	284

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Shenzhen Gongjin Electronics Co., Ltd., Class A	100	$124
*Shenzhen Grandland Group Co., Ltd., Class A	100	35
Shenzhen H&T Intelligent Control Co., Ltd., Class A	66,400	240,806
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	100	240
Shenzhen Heungkong Holding Co., Ltd., Class A	400	117
*Shenzhen Hifuture Information Technology Co., Ltd., Class A	100	54
Shenzhen Inovance Technology Co., Ltd., Class A	150	1,528
Shenzhen International Holdings, Ltd.	107,669	129,966
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	14,500	5,294
#Shenzhen Investment, Ltd.	112,000	27,500
Shenzhen Jinjia Group Co., Ltd., Class A	200	338
Shenzhen Kaifa Technology Co., Ltd., Class A	100	231
Shenzhen Kinwong Electronic Co., Ltd., Class A	100	404
Shenzhen Megmeet Electrical Co., Ltd., Class A	100	478
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	100	5,874
*Shenzhen MTC Co., Ltd., Class A	25,100	19,209
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	200	97
Shenzhen Overseas Chinese Town Co., Ltd., Class A	109,600	107,157
*Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	100	451
*Shenzhen SDG Information Co., Ltd., Class A	100	94
Shenzhen Sunline Tech Co., Ltd., Class A	50,100	98,280
Shenzhen Sunlord Electronics Co., Ltd., Class A	100	516
Shenzhen Sunway Communication Co., Ltd., Class A	100	372
Shenzhen Tagen Group Co., Ltd., Class A	500	394
*Shenzhen Techand Ecology & Environment Co., Ltd., Class A	200	86
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	100	114
Shenzhen World Union Group, Inc., Class A	200	117
Shenzhen Yinghe Technology Co., Ltd., Class A	100	488
Shenzhen Ysstech Info-tech Co., Ltd., Class A	100	153
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	200	1,023
Shenzhen Zhenye Group Co., Ltd., Class A	300	195
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	400	309
Shenzhou International Group Holdings, Ltd.	43,500	938,328
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	200	203
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	140	351
Shimao Group Holdings, Ltd.	78,500	123,516
*Shineco, Inc.	19	196
Shougang Fushan Resources Group, Ltd.	150,000	39,529
*Shouhang High-Tech Energy Co., Ltd., Class A	200	102
Shui On Land, Ltd.	362,500	53,589
Sichuan Chuantou Energy Co., Ltd., Class A	400	818
*Sichuan Hebang Biotechnology Co., Ltd., Class A	45,300	25,187
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	13,600	37,533
*Sichuan Languang Development Co., Ltd., Class A	200	54
Sichuan Shuangma Cement Co., Ltd., Class A	100	313
Sieyuan Electric Co., Ltd., Class A	100	647
Sino Biopharmaceutical, Ltd.	1,031,000	763,404
Sinocare, Inc., Class A	100	367
Sinofert Holdings, Ltd.	12,000	1,882
Sinolink Securities Co., Ltd., Class A	9,500	15,906
Sinoma International Engineering Co., Class A	300	487
Sinoma Science & Technology Co., Ltd., Class A	300	1,766
Sinomach Automobile Co., Ltd., Class A	100	99
Sino-Ocean Group Holding, Ltd.	978,000	212,471
Sinopec Engineering Group Co., Ltd., Class H	438,500	231,114
Sinopec Kantons Holdings, Ltd.	34,000	12,981

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
*Sinopec Oilfield Service Corp., Class H	2,000	$193
Sinopharm Group Co., Ltd., Class H	116,400	277,718
#Sinosoft Technology Group, Ltd.	1,000	131
Sinotrans, Ltd., Class H	3,000	983
Sinotruk Hong Kong, Ltd.	75,000	103,547
Skshu Paint Co., Ltd., Class A	140	2,437
Skyfame Realty Holdings, Ltd.	6,000	710
Skyworth Digital Co., Ltd., Class A	200	226
*Skyworth Group, Ltd.	196,000	109,350
*SOHO China, Ltd.	455,500	115,353
*Solargiga Energy Holdings, Ltd.	2,000	129
Songcheng Performance Development Co., Ltd., Class A	200	437
SooChow Securities Co., Ltd., Class A	300	397
*Sou Yu Te Group Co., Ltd., Class A	300	69
*South Manganese Investment, Ltd.	1,000	158
*Spring Airlines Co., Ltd., Class A	100	914
SSY Group, Ltd.	106,000	50,554
#Sun Art Retail Group, Ltd.	4,000	2,355
Sun King Technology Group, Ltd.	136,000	77,099
Sunac China Holdings, Ltd.	144,000	310,249
Sunflower Pharmaceutical Group Co., Ltd., Class A	58,600	130,879
Sunfly Intelligent Technology Co., Ltd., Class A	100	189
Sungrow Power Supply Co., Ltd., Class A	100	2,563
*Suning Universal Co., Ltd., Class A	300	225
*Suning.com Co., Ltd., Class A	45,300	31,626
Sunny Optical Technology Group Co., Ltd.	44,900	1,213,256
*Sunshine 100 China Holdings, Ltd.	2,000	107
Sunward Intelligent Equipment Co., Ltd., Class A	100	126
*Sunwave Communications Co., Ltd., Class A	100	83
Sunwoda Electronic Co., Ltd., Class A	200	1,540
Suofeiya Home Collection Co., Ltd., Class A	200	529
Suzhou Anjie Technology Co., Ltd., Class A	100	215
*Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	100	57
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	200	635
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	300	280
Tangshan Jidong Cement Co., Ltd., Class A	200	364
TangShan Port Group Co., Ltd., Class A	39,700	16,555
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	100	144
TBEA Co., Ltd., Class A	300	1,266
*TCL Electronics Holdings, Ltd.	68,000	36,976
TCL Technology Group Corp., Class A	42,100	39,847
Tencent Holdings, Ltd.	255,800	15,816,816
*Tencent Music Entertainment Group, ADR	1,648	12,953
Tian An China Investment Co., Ltd.	8,000	4,628
Tian Di Science & Technology Co., Ltd., Class A	900	586
Tian Lun Gas Holdings, Ltd.	500	462
Tiangong International Co., Ltd.	86,000	51,960
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	100	588
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	300	192
Tianjin Guangyu Development Co., Ltd., Class A	200	523
Tianjin Port Development Holdings, Ltd.	4,000	334
Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	43,100	352,463
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	100	419
Tianli Education International Holdings, Ltd.	83,000	17,392
#Tianneng Power International, Ltd.	66,000	75,426

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Tianshui Huatian Technology Co., Ltd., Class A	300	$602
Tibet Summit Resources Co., Ltd., Class A	200	953
Tibet Tianlu Co., Ltd., Class A	100	99
*Tibet Water Resources, Ltd.	3,000	193
Times China Holdings, Ltd.	41,000	27,987
*Tingyi Cayman Islands Holding Corp.	4,000	7,487
Titan Wind Energy Suzhou Co., Ltd., Class A	600	2,000
Tong Ren Tang Technologies Co., Ltd., Class H	29,000	20,541
*Tongcheng-Elong Holdings, Ltd.	1,200	2,687
*Tongda Group Holdings, Ltd.	15,000	480
*Tongdao Liepin Group	6,200	8,958
*Tongding Interconnection Information Co., Ltd., Class A	100	61
TongFu Microelectronics Co., Ltd., Class A	100	313
*Tongguan Gold Group, Ltd.	2,000	203
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	200	381
*Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	200	119
Tongkun Group Co., Ltd., Class A	200	623
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	200	242
Tongling Nonferrous Metals Group Co., Ltd., Class A	2,500	1,441
Tongwei Co., Ltd., Class A	300	2,681
Top Spring International Holdings, Ltd.	500	76
Topsec Technologies Group, Inc., Class A	100	288
Towngas China Co., Ltd.	76,446	52,575
TravelSky Technology, Ltd., Class H	166,000	310,701
*Trigiant Group, Ltd.	2,000	167
*Trip.com Group, Ltd., Sponsored ADR	17,078	487,748
*Trip.com Group, Ltd.	6,200	179,647
Truly International Holdings, Ltd.	180,000	58,773
Tsaker Chemical Group, Ltd.	1,000	208
*TuanChe, Ltd., ADR	8	19
*Tunghsu Optoelectronic Technology Co., Ltd., Class A	900	278
*Tus Environmental Science And Technology Development Co., Ltd., Class A	200	121
Unigroup Guoxin Microelectronics Co., Ltd., Class A	100	3,165
Unilumin Group Co., Ltd., Class A	100	128
Uni-President China Holdings, Ltd.	180,000	153,643
Unisplendour Corp., Ltd., Class A	700	3,031
United Energy Group, Ltd.	164,000	14,547
Universal Scientific Industrial Shanghai Co., Ltd., Class A	100	217
Vatti Corp., Ltd., Class A	100	92
Victory Giant Technology Huizhou Co., Ltd., Class A	100	411
Vinda International Holdings, Ltd.	1,000	2,757
*Viomi Technology Co., Ltd., ADR	97	428
*Vipshop Holdings, Ltd., Sponsored ADR	25,659	286,354
*Vnet Group, Inc., Sponsored ADR	8,433	132,229
Walvax Biotechnology Co., Ltd., Class A	100	859
*Wanda Film Holding Co., Ltd., Class A	200	438
*Wanda Hotel Development Co., Ltd.	1,000	41
Wangsu Science & Technology Co., Ltd., Class A	2,800	2,396
Wanhua Chemical Group Co., Ltd., Class A	19,700	324,513
#Want Want China Holdings, Ltd.	30,000	23,255
Wanxiang Qianchao Co., Ltd., Class A	200	187
Wasu Media Holding Co., Ltd., Class A	100	114
*Weibo Corp., Sponsored ADR	3,718	167,236
Weichai Power Co., Ltd., Class H	3,000	5,391
Weihai Guangwei Composites Co., Ltd., Class A	100	1,060
Wellhope Foods Co., Ltd., Class A	200	286

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Wens Foodstuffs Group Co., Ltd.	21,400	$55,082
West China Cement, Ltd.	312,000	54,547
Western Securities Co., Ltd., Class A	221,200	264,637
#Wharf Holdings, Ltd. (The)	131,000	454,683
Wingtech Technology Co., Ltd., Class A	100	1,714
Winning Health Technology Group Co., Ltd., Class A	200	395
Wisdom Education International Holdings Co., Ltd.	2,000	345
*Wison Engineering Services Co., Ltd.	2,000	105
Wuchan Zhongda Group Co., Ltd., Class A	49,300	48,278
*Wuhan DDMC Culture & Sports Co., Ltd., Class A	100	95
Wuhan Department Store Group Co., Ltd., Class A	100	158
Wuhan Guide Infrared Co., Ltd., Class A	58,880	199,556
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	31,500	117,091
Wuhu Token Science Co., Ltd., Class A	200	320
Wuliangye Yibin Co., Ltd., Class A	28,100	950,213
WUS Printed Circuit Kunshan Co., Ltd., Class A	7,450	11,915
*Wuxi Biologics Cayman, Inc.	72,000	1,095,866
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	160	2,030
Wuxi Taiji Industry Co., Ltd., Class A	100	125
XCMG Construction Machinery Co., Ltd., Class A	26,300	25,098
Xiabuxiabu Catering Management China Holdings Co., Ltd.	124,500	91,226
Xiamen C & D, Inc., Class A	300	375
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	100	170
Xiamen International Port Co., Ltd., Class H	2,000	224
Xiamen ITG Group Corp., Ltd., Class A	200	216
Xiamen Meiya Pico Information Co., Ltd., Class A	100	241
Xiamen Tungsten Co., Ltd., Class A	100	355
Xiamen Xiangyu Co., Ltd., Class A	200	242
Xiandai Investment Co., Ltd., Class A	100	63
*Xiaomi Corp., Class B	5,400	14,821
Xinfengming Group Co., Ltd., Class A	100	229
Xingda International Holdings, Ltd.	1,085	247
Xinhu Zhongbao Co., Ltd., Class A	1,200	540
#Xinjiang Goldwind Science & Technology Co., Ltd., Class H	17,400	39,009
Xinjiang Tianshan Cement Co., Ltd., Class A	100	214
Xinjiang Zhongtai Chemical Co., Ltd., Class A	100	165
Xinte Energy Co., Ltd.	1,200	3,864
Xinxing Ductile Iron Pipes Co., Ltd., Class A	5,500	3,187
Xinyi Solar Holdings, Ltd.	286,161	598,878
Xinyu Iron & Steel Co., Ltd., Class A	300	277
Xinyuan Real Estate Co., Ltd., Sponsored ADR	6,904	7,940
Xtep International Holdings, Ltd.	430,361	566,508
Xuji Electric Co., Ltd., Class A	100	310
Yadea Group Holdings, Ltd.	2,000	3,445
*YaGuang Technology Group Co., Ltd., Class A	100	134
*Yanchang Petroleum International, Ltd.	20,000	203
Yango Group Co., Ltd., Class A	16,100	8,097
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	500	843
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	100	217
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	100	661
YanTai Shuangta Food Co., Ltd., Class A	100	143
Yantai Tayho Advanced Materials Co., Ltd., Class A	100	281
#Yanzhou Coal Mining Co., Ltd., Class H	2,000	2,967
*Yashili International Holdings, Ltd.	2,000	147
Yealink Network Technology Corp., Ltd., Class A	100	1,183

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
#*YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	61,600	$28,824
Yifan Pharmaceutical Co., Ltd., Class A	100	256
Yifeng Pharmacy Chain Co., Ltd., Class A	17,190	128,199
Yihai International Holding, Ltd.	1,000	5,881
Yintai Gold Co., Ltd., Class A	10,300	14,189
Yixintang Pharmaceutical Group Co., Ltd., Class A	15,200	75,256
Yonghui Superstores Co., Ltd., Class A	64,700	39,713
Yotrio Group Co., Ltd., Class A	103,300	55,823
Youngor Group Co., Ltd., Class A	55,100	55,335
*Youzu Interactive Co., Ltd., Class A	100	208
Yuexiu Property Co., Ltd.	82,000	72,312
*Yuexiu Transport Infrastructure, Ltd.	42,000	26,888
Yum China Holdings, Inc.	3,000	175,857
Yum China Holdings, Inc.	16,716	954,149
Yunda Holding Co., Ltd., Class A	31,400	91,561
*Yunji, Inc., ADR	869	782
*Yunnan Aluminium Co., Ltd., Class A	300	557
Yunnan Baiyao Group Co., Ltd., Class A	100	1,399
Yunnan Copper Co., Ltd., Class A	200	414
Yunnan Energy New Material Co., Ltd., Class A	100	4,557
*Yunnan Tin Co., Ltd., Class A	200	513
Yutong Bus Co., Ltd., Class A	100	177
Yuzhou Group Holdings Co., Ltd.	128,398	14,030
#*Zepp Health Corp., ADR	3,130	25,697
#Zhaojin Mining Industry Co., Ltd., Class H	370,000	264,930
Zhefu Holding Group Co., Ltd., Class A	300	335
*Zhejiang Century Huatong Group Co., Ltd., Class A	37,400	43,401
Zhejiang Chint Electrics Co., Ltd., Class A	200	1,882
Zhejiang Communications Technology Co., Ltd.	200	162
*Zhejiang Conba Pharmaceutical Co., Ltd., Class A	100	64
Zhejiang Crystal-Optech Co., Ltd., Class A	100	246
Zhejiang Dahua Technology Co., Ltd., Class A	300	1,020
#Zhejiang Expressway Co., Ltd., Class H	2,000	1,777
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	100	208
Zhejiang Hailiang Co., Ltd., Class A	200	329
Zhejiang Hangmin Co., Ltd., Class A	200	170
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	18,000	21,872
Zhejiang Huace Film & Television Co., Ltd., Class A	800	705
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	100	288
Zhejiang Huayou Cobalt Co., Ltd., Class A	100	1,734
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	200	306
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	100	430
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	100	1,193
*Zhejiang Jingu Co., Ltd., Class A	100	110
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	120	151
Zhejiang Juhua Co., Ltd., Class A	200	485
Zhejiang Longsheng Group Co., Ltd., Class A	400	778
Zhejiang Medicine Co., Ltd., Class A	100	249
Zhejiang Meida Industrial Co., Ltd., Class A	100	256
Zhejiang Narada Power Source Co., Ltd., Class A	100	177
Zhejiang NHU Co., Ltd., Class A	44,880	190,239
Zhejiang Runtu Co., Ltd., Class A	100	138
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	53,100	196,719
Zhejiang Semir Garment Co., Ltd., Class A	100	117
Zhejiang Supor Co., Ltd., Class A	100	828
Zhejiang Wanliyang Co., Ltd., Class A	200	421

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Zhejiang Weiming Environment Protection Co., Ltd., Class A	100	$429
Zhejiang Weixing New Building Materials Co., Ltd., Class A	36,200	101,770
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	300	517
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	100	433
Zhejiang Yankon Group Co., Ltd., Class A	100	57
Zhejiang Yasha Decoration Co., Ltd., Class A	200	232
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	400	421
#Zhenro Properties Group, Ltd.	317,000	150,777
*Zheshang Securities Co., Ltd., Class A	400	771
*Zhong An Group, Ltd.	3,000	120
Zhongji Innolight Co., Ltd., Class A	28,100	145,137
Zhongjin Gold Corp., Ltd., Class A	500	650
Zhongshan Broad Ocean Motor Co., Ltd., Class A	300	318
Zhongshan Public Utilities Group Co., Ltd., Class A	100	134
Zhongsheng Group Holdings, Ltd.	70,500	637,568
*Zhongtian Financial Group Co., Ltd., Class A	16,300	6,390
Zhongyu Gas Holdings, Ltd.	21,000	20,139
Zhongyuan Environment-Protection Co., Ltd., Class A	100	95
#Zhou Hei Ya International Holdings Co., Ltd.	177,000	159,501
Zhuguang Holdings Group Co., Ltd.	88,000	19,344
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	100	135
*Zhuzhou CRRC Times Electric Co., Ltd., Class H	10,100	48,429
Zhuzhou Kibing Group Co., Ltd., Class A	7,600	18,873
Zibo Qixiang Tengda Chemical Co., Ltd., Class A	280	490
Zijin Mining Group Co., Ltd., Class H	564,000	785,926
*ZJBC Information Technology Co., Ltd., Class A	100	49
*Zk International Group Co., Ltd.	4	11
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	220,000	158,940
ZTE Corp., Class H	12,600	37,902
ZTO Express Cayman, Inc., Sponsored ADR	13,915	408,127
ZTO Express Cayman, Inc.	2,000	60,213

TOTAL CHINA		121,195,523

COLOMBIA (0.2%)
*Banco de Bogota SA	52	1,040
Bancolombia SA, Sponsored ADR	2,690	96,652
Bancolombia SA	650	5,769
Bancolombia SA, Preference	9,414	83,845
Celsia SA ESP	19,241	21,720
Cementos Argos SA	35,766	59,846
Corp. Financiera Colombiana SA	158	1,235
Ecopetrol SA	450,040	337,620
Grupo Argos SA	484	1,505
Grupo Aval Acciones y Valores SA, Sponsored ADR	764	4,607
Grupo Aval Acciones y Valores SA, Preference	79,536	24,102
Grupo de Inversiones Suramericana SA, Preference	140	697
Grupo de Inversiones Suramericana SA	9,187	53,137
Grupo Energia Bogota SA ESP	1,688	1,210
Grupo Nutresa SA	1,555	9,019
*Interconexion Electrica SA ESP	635	3,783
*Mineros SA	188	199
*Promigas SA	284	552

TOTAL COLOMBIA		706,538

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CZECH REPUBLIC (0.1%)
CEZ A/S	7,423	$245,288
*Komercni Banka A/S	3,986	154,805
*Moneta Money Bank A/S	6,073	23,764
O2 Czech Republic A/S	608	6,989

TOTAL CZECH REPUBLIC		430,846

EGYPT (0.1%)
*Commercial International Bank Egypt SAE, Registered, GDR	58,143	180,243

TOTAL EGYPT		180,243

GREECE (0.2%)
*Aegean Airlines SA	55	328
*Alpha Bank AE	157,100	199,711
Athens Water Supply & Sewage Co. SA	177	1,549
Autohellas Tourist and Trading SA	1,615	14,839
Bank of Greece	660	12,908
*Ellaktor SA	227	363
*Eurobank Ergasias Services and Holdings SA	155,168	162,221
*Fourlis Holdings SA	83	369
*GEK Terna Holding Real Estate Construction SA	282	3,156
Hellenic Exchanges—Athens Stock Exchange SA	96	411
*Hellenic Petroleum SA	168	1,159
*Hellenic Telecommunications Organization SA	14,261	252,503
Holding Co. ADMIE IPTO SA	424	1,251
*JUMBO SA	3,884	57,713
*LAMDA Development SA	92	756
*Motor Oil Hellas Corinth Refineries SA	3,876	65,847
Mytilineos SA	539	9,837
*National Bank of Greece SA	34,477	108,524
Opap SA	1,859	28,935
*Piraeus Financial Holdings SA	25	43
Piraeus Port Authority SA	21	442
Plastika Kritis SA	17	348
*Public Power Corp. SA	144	1,562
Quest Holdings SA	18	360
Sarantis SA	1,358	13,719
Terna Energy SA	139	1,882
Titan Cement International SA	168	2,916

TOTAL GREECE		943,652

HUNGARY (0.2%)
Magyar Telekom Telecommunications PLC	22,173	30,588
MOL Hungarian Oil & Gas PLC	30,669	262,328
*Opus Global Nyrt	328	249
*OTP Bank Nyrt	8,776	527,577
Richter Gedeon Nyrt	3,916	109,805

TOTAL HUNGARY		930,547

INDIA (13.5%)
*3M India, Ltd.	4	1,357
Aarti Drugs, Ltd.	5,687	44,471

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Aarti Industries, Ltd.	423	$5,446
ACC, Ltd.	5,537	172,540
Adani Enterprises, Ltd.	348	6,616
*Adani Green Energy, Ltd.	5,469	84,199
Adani Ports & Special Economic Zone, Ltd.	24,814	229,645
*Adani Transmission, Ltd.	15,452	364,709
Advanced Enzyme Technologies, Ltd.	152	765
Aegis Logistics, Ltd.	7,255	20,608
Agro Tech Foods, Ltd.	8	105
*Ahluwalia Contracts India, Ltd.	40	201
AIA Engineering, Ltd.	338	8,656
Ajanta Pharma, Ltd.	5,241	148,353
Akzo Nobel India, Ltd.	391	10,970
Alembic Pharmaceuticals, Ltd.	80	830
Alembic, Ltd.	100	139
Alkem Laboratories, Ltd.	1	48
Alkyl Amines Chemicals	105	5,054
Amara Raja Batteries, Ltd.	6,017	54,693
*Amber Enterprises India, Ltd.	24	1,060
Ambuja Cements, Ltd.	4,441	24,008
Amrutanjan Health Care, Ltd.	12	146
*APL Apollo Tubes, Ltd.	5,844	62,443
Apollo Hospitals Enterprise, Ltd.	5,810	330,690
Apollo Tyres, Ltd.	92,826	263,920
*Arvind Fashions, Ltd.	52	207
Asahi India Glass, Ltd.	140	802
Ashok Leyland, Ltd.	120,276	228,726
*Ashoka Buildcon, Ltd.	152	213
Asian Paints, Ltd.	15,920	659,091
Astec Lifesciences, Ltd.	4	67
*Aster DM Healthcare, Ltd.	5,936	14,887
*»Astral Poly Techni Inr1	516	15,054
Astral, Ltd.	4,099	119,588
AstraZeneca Pharma India, Ltd.	8	321
Atul, Ltd.	2,395	291,962
*AU Small Finance Bank, Ltd.	3,995	64,894
*Aurobindo Pharma, Ltd.	31,386	288,937
Automotive Axles, Ltd.	8	142
Avanti Feeds, Ltd.	27,784	206,596
*Avenue Supermarts, Ltd.	4,422	273,740
*Axis Bank, Ltd.	120,377	1,192,818
Bajaj Auto, Ltd.	3,960	196,053
Bajaj Consumer Care, Ltd.	4,038	12,473
*Bajaj Electricals, Ltd.	32	472
Bajaj Finserv, Ltd.	2,261	538,100
Bajaj Holdings & Investment, Ltd.	1,207	77,849
Balaji Amines, Ltd.	447	20,654
*Balkrishna Industries, Ltd.	2,204	72,409
Balmer Lawrie & Co., Ltd.	88	148
Balrampur Chini Mills, Ltd.	9,584	41,846
Bandhan Bank, Ltd.	130	506
*Bank of Baroda	27,918	36,351
*Bank of Maharashtra	2,688	747
BASF India, Ltd.	69	2,986
Bata India, Ltd.	48	1,269

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
*Bayer CropScience, Ltd.	937	$62,419
BEML, Ltd.	676	14,493
Berger Paints India, Ltd.	6,713	66,474
*BF Utilities, Ltd.	24	130
Bhansali Engineering Polymers, Ltd.	84	199
Bharat Dynamics, Ltd.	80	433
Bharat Electronics, Ltd.	68,295	188,656
Bharat Forge, Ltd.	10,058	103,043
*Bharat Heavy Electricals, Ltd.	175,795	160,227
*Bharat Petroleum Corp., Ltd.	45,506	253,840
Bharat Rasayan, Ltd.	4	546
*Bharti Airtel, Ltd.	62,514	572,159
*Biocon, Ltd.	10,065	47,192
Birla Corp., Ltd.	6,991	142,684
Birlasoft, Ltd.	18,474	100,276
Bliss Gvs Pharma, Ltd.	56	83
Blue Dart Express, Ltd.	33	2,933
Blue Star, Ltd.	3,738	47,927
Bombay Burmah Trading Co.	1,078	15,535
*Borosil Renewables, Ltd.	32	192
Bosch, Ltd.	606	137,192
Brigade Enterprises, Ltd.	11,828	73,316
Britannia Industries, Ltd.	93	4,565
Cadila Healthcare, Ltd.	2,316	15,551
*Camlin Fine Sciences, Ltd.	56	124
*Canara Bank	1,170	3,352
*Capacit’e Infraprojects, Ltd.	44	96
Caplin Point Laboratories, Ltd.	32	351
Carborundum Universal, Ltd.	5,252	58,867
Care Ratings, Ltd.	16	147
Castrol India, Ltd.	65,768	121,337
CCL Products India, Ltd.	3,019	15,341
Ceat, Ltd.	7,374	122,819
Central Depository Services India, Ltd.	876	15,830
Century Plyboards India, Ltd.	4,342	31,318
Century Textiles & Industries, Ltd.	3,512	36,655
Cera Sanitaryware, Ltd.	8	554
Cesc, Ltd.	103,907	121,001
Chambal Fertilisers and Chemicals, Ltd.	39,509	195,062
*Chennai Petroleum Corp., Ltd.	72	118
Cholamandalam Financial Holdings, Ltd.	5,573	52,131
Cigniti Technologies, Ltd.	16	128
Cipla, Ltd.	1,820	21,997
City Union Bank, Ltd.	25,683	57,673
Coal India, Ltd.	70,517	154,866
Cochin Shipyard, Ltd.	56	261
Coforge, Ltd.	44	2,862
*Colgate-Palmolive India, Ltd.	437	9,002
Container Corp. Of India, Ltd.	17,109	149,678
Coromandel International, Ltd.	305	3,200
CRISIL, Ltd.	993	37,157
Crompton Greaves Consumer Electricals, Ltd.	67,224	417,988
*Csb Bank, Ltd.	2,515	9,879
Cummins India, Ltd.	152	1,818
Cyient, Ltd.	3,379	48,205
*Dabur India, Ltd.	25,308	198,003

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Dalmia Bharat, Ltd.	2,977	$80,000
*DCB Bank, Ltd.	682	827
DCM Shriram, Ltd.	448	5,909
Deepak Fertilisers & Petrochemicals Corp., Ltd.	3,012	16,222
Deepak Nitrite, Ltd.	21,406	637,581
Delta Corp., Ltd.	13,034	45,030
Dhampur Sugar Mills, Ltd.	16	63
Dhanuka Agritech, Ltd.	20	195
Dilip Buildcon, Ltd.	469	3,761
*Dish TV India, Ltd.	151,931	34,999
*Dishman Carbogen Amcis, Ltd.	76	207
Divi’s Laboratories, Ltd.	3,341	229,786
Dixon Technologies India, Ltd.	20	1,334
DLF, Ltd.	43,683	232,529
Dr Reddy’s Laboratories, Ltd.	5,084	316,333
Dr. Lal PathLabs, Ltd.	3,332	156,134
Dr. Reddy’s Laboratories, Ltd., Sponsored ADR	894	54,927
eClerx Services, Ltd.	697	20,296
Eicher Motors, Ltd.	7,152	237,326
*EID Parry India, Ltd.	4,812	29,364
*EIH, Ltd.	7,634	14,145
Elgi Equipments, Ltd.	4,995	13,274
*Emami, Ltd.	152	1,078
Endurance Technologies, Ltd.	92	2,237
Engineers India, Ltd.	1,761	1,704
EPL, Ltd.	9,431	27,053
Eris Lifesciences, Ltd.	1,212	13,288
*ESAB India, Ltd.	8	270
Escorts, Ltd.	9,702	203,340
*Eveready Industries India, Ltd.	36	172
Exide Industries, Ltd.	400	924
*FDC, Ltd.	60	256
Federal Bank, Ltd.	287,429	374,058
Fine Organic Industries, Ltd.	12	527
Finolex Cables, Ltd.	2,486	15,509
Finolex Industries, Ltd.	23,497	69,065
Firstsource Solutions, Ltd.	25,279	66,724
Force Motors, Ltd.	8	151
*Fortis Healthcare, Ltd.	55,479	181,000
*Future Lifestyle Fashions, Ltd.	148	109
Gabriel India, Ltd.	100	206
GAIL India, Ltd.	107,433	213,557
Galaxy Surfactants, Ltd.	668	28,103
Garware Technical Fibres, Ltd.	740	33,641
Gateway Distriparks, Ltd.	72	268
GE Power India, Ltd.	24	93
*GE T&D India, Ltd.	104	178
*General Insurance Corp. of India	156	278
GHCL, Ltd.	2,562	14,444
*Gillette India, Ltd.	8	603
GlaxoSmithKline Pharmaceuticals, Ltd.	40	803
Glenmark Pharmaceuticals, Ltd.	29,796	200,507
GMM Pfaudler, Ltd.	30	1,867
*GMR Infrastructure, Ltd.	1,028	557
Godfrey Phillips India, Ltd.	24	415

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Godrej Agrovet, Ltd.	28	$222
*Godrej Consumer Products, Ltd.	29,066	371,334
*Godrej Industries, Ltd.	325	2,519
*Godrej Properties, Ltd.	191	5,696
Granules India, Ltd.	13,806	57,137
Graphite India, Ltd.	4,737	33,933
Grasim Industries, Ltd.	24,871	571,645
Great Eastern Shipping Co., Ltd. (The)	9,530	40,974
Greaves Cotton, Ltd.	108	192
Greenply Industries, Ltd.	80	224
Grindwell Norton, Ltd.	828	17,909
Gujarat Alkalies & Chemicals, Ltd.	40	401
Gujarat Ambuja Exports, Ltd.	136	298
*Gujarat Fluorochemicals, Ltd.	23	558
Gujarat Gas, Ltd.	3,816	31,713
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,492	21,480
Gujarat Pipavav Port, Ltd.	19,554	29,182
Gujarat State Fertilizers & Chemicals, Ltd.	184	324
Gujarat State Petronet, Ltd.	42,442	172,956
Gulf Oil Lubricants India, Ltd.	16	124
Hatsun Agro Product, Ltd.	1,118	19,967
Havells India, Ltd.	14,396	242,803
HCL Technologies, Ltd.	69,317	1,058,761
HDFC Asset Management Co., Ltd.	2,318	81,946
HDFC Bank, Ltd.	23,490	496,535
HDFC Life Insurance Co., Ltd.	16,185	147,074
HEG, Ltd.	661	18,166
HeidelbergCement India, Ltd.	352	1,123
Hero MotoCorp., Ltd.	7,031	249,489
Hester Biosciences, Ltd.	4	130
HFCL, Ltd.	62,065	59,055
Hikal, Ltd.	7,975	61,313
HIL, Ltd.	343	20,469
Himadri Speciality Chemical, Ltd.	156	110
Himatsingka Seide, Ltd.	60	199
Hindalco Industries, Ltd.	78,654	482,966
Hinduja Global Solutions, Ltd.	1,123	40,170
Hindustan Aeronautics, Ltd.	8,129	141,843
Hindustan Petroleum Corp., Ltd.	17,170	71,174
Hindustan Unilever, Ltd.	28,166	900,165
Honeywell Automation India, Ltd.	102	57,121
Huhtamaki India, Ltd.	40	127
I G Petrochemicals, Ltd.	16	179
ICICI Bank, Ltd., Sponsored ADR	20,273	428,774
ICICI Bank, Ltd.	184,319	1,974,233
ICICI Lombard General Insurance Co., Ltd.	14,911	295,019
ICICI Prudential Life Insurance Co., Ltd.	13,170	108,763
ICICI Securities, Ltd.	456	4,494
ICRA, Ltd.	4	185
*IDFC First Bank, Ltd.	389,604	257,546
*IDFC, Ltd.	115,950	85,320
*IFB Industries, Ltd.	12	201
IIFL Wealth Management, Ltd.	2,335	50,825
India Cements, Ltd. (The)	67,294	185,217
*Indiabulls Real Estate, Ltd.	19,670	39,875
Indian Bank	303	696

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Indian Energy Exchange, Ltd.	1,423	$13,460
Indian Hotels Co., Ltd. (The)	29,996	78,774
*Indian Oil Corp., Ltd.	14,881	25,427
*Indian Overseas Bank	6,330	1,796
Indian Railway Catering & Tourism Corp., Ltd.	200	2,259
Indo Count Industries, Ltd.	116	374
Indraprastha Gas, Ltd.	13,075	82,748
Indus Towers, Ltd.	24,588	89,150
IndusInd Bank, Ltd.	8,645	131,635
Infibeam Avenues, Ltd.	512	310
Info Edge India, Ltd.	2,693	218,491
Infosys, Ltd.	169,856	3,783,021
Ingersoll Rand India, Ltd.	12	182
*Inox Leisure, Ltd.	2,585	14,466
*Intellect Design Arena, Ltd.	3,969	34,699
*InterGlobe Aviation, Ltd.	5,321	154,568
IOL Chemicals and Pharmaceuticals, Ltd.	32	236
*Ipca Laboratories, Ltd.	10,298	294,632
*IRB Infrastructure Developers, Ltd.	4,800	14,519
IRCON International, Ltd.	152	96
ITC, Ltd.	415,717	1,239,136
*Jagran Prakashan, Ltd.	160	132
*Jaiprakash Power Ventures, Ltd.	3,336	196
*Jammu & Kashmir Bank, Ltd. (The)	376	202
Jamna Auto Industries, Ltd.	184	239
JB Chemicals & Pharmaceuticals, Ltd.	1,430	32,047
Jindal Poly Films, Ltd.	1,244	15,709
Jindal Saw, Ltd.	13,910	21,548
*Jindal Stainless Hisar, Ltd.	8,815	39,683
*Jindal Stainless, Ltd.	34,086	87,285
*Jindal Steel & Power, Ltd.	20,486	114,165
JK Cement, Ltd.	39	1,727
JK Lakshmi Cement, Ltd.	9,795	80,440
JK Paper, Ltd.	174	524
JK Tyre & Industries, Ltd.	136	261
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	12	332
JSW Energy, Ltd.	3,769	17,549
JSW Steel, Ltd.	69,452	620,633
JTEKT India, Ltd.	88	116
Jubilant Foodworks, Ltd.	3,500	172,440
Jubilant Ingrevia, Ltd.	334	2,985
Jubilant Pharmova, Ltd.	4,152	33,058
*Just Dial, Ltd.	61	650
Jyothy Labs, Ltd.	5,440	11,373
Kajaria Ceramics, Ltd.	5,411	88,249
Kalpataru Power Transmission, Ltd.	7,808	43,820
Kansai Nerolac Paints, Ltd.	3,426	24,937
Karnataka Bank, Ltd. (The)	164	149
Karur Vysya Bank, Ltd. (The)	2,710	1,773
Kaveri Seed Co., Ltd.	44	306
KEC International, Ltd.	6,935	44,237
KEI Industries, Ltd.	7,311	89,145
Kennametal India, Ltd.	8	148
*Kiri Industries, Ltd.	20	129
Kirloskar Oil Engines, Ltd.	80	215

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
KNR Constructions, Ltd.	13,562	$50,676
Kotak Mahindra Bank, Ltd.	24,215	656,831
KPIT Technologies, Ltd.	14,481	59,698
Kpr Mill, Ltd.	365	2,194
KRBL, Ltd.	120	453
KSB, Ltd.	667	11,806
L&T Technology Services, Ltd.	107	6,752
LA Opala RG, Ltd.	40	156
Lakshmi Machine Works, Ltd.	101	11,791
Larsen & Toubro Infotech, Ltd.	3,007	268,341
Larsen & Toubro, Ltd.	33,987	801,845
Laurus Labs, Ltd.	1,824	12,564
*Lemon Tree Hotels, Ltd.	368	268
Linde India, Ltd.	37	1,139
LT Foods, Ltd.	276	256
Lupin, Ltd.	10,061	124,000
*LUX Industries, Ltd.	1,090	51,765
Mahanagar Gas, Ltd.	6,379	85,456
Maharashtra Seamless, Ltd.	36	236
Mahindra & Mahindra, Ltd.	34,628	408,912
*Mahindra CIE Automotive, Ltd.	11,478	40,804
*Mahindra Holidays & Resorts India, Ltd.	84	256
*Mahindra Lifespace Developers, Ltd.	84	309
Mahindra Logistics, Ltd.	997	8,630
Maithan Alloys, Ltd.	12	169
*Mangalore Refinery & Petrochemicals, Ltd.	232	152
Marico, Ltd.	58,613	444,952
Marksans Pharma, Ltd.	352	310
Maruti Suzuki India, Ltd.	3,993	398,995
*Max Financial Services, Ltd.	52	676
*Max Healthcare Institute, Ltd.	32	142
Mayur Uniquoters, Ltd.	28	162
*Meghmani Finechem, Ltd.	15	178
Meghmani Organics, Ltd.	164	240
Metropolis Healthcare, Ltd.	1,988	78,643
Minda Industries, Ltd.	120	1,252
Mindtree, Ltd.	406	24,357
Mishra Dhatu Nigam, Ltd.	76	187
*Morepen Laboratories, Ltd.	244	163
Motherson Sumi Systems, Ltd.	13,774	41,102
Motilal Oswal Financial Services, Ltd.	941	11,509
Mphasis, Ltd.	14,509	626,969
Multi Commodity Exchange of India, Ltd.	2,266	51,558
*Narayana Hrudayalaya, Ltd.	92	641
Natco Pharma, Ltd.	1,644	18,161
*National Aluminium Co., Ltd.	46,895	60,684
Navin Fluorine International, Ltd.	1,968	87,739
Navneet Education, Ltd.	108	152
NBCC India, Ltd.	21,327	12,717
NCC, Ltd.	51,295	48,739
NESCo., Ltd.	28	227
Nestle India, Ltd.	1,594	404,457
NHPC, Ltd.	2,876	1,179
Nilkamal, Ltd.	8	254
NLC India, Ltd.	312	265
NMDC, Ltd.	2,157	4,124

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
NOCIL, Ltd.	7,624	$27,174
NTPC, Ltd.	127,156	225,253
NXTDigital, Ltd.	16	82
*Oberoi Realty, Ltd.	554	6,698
*Oil & Natural Gas Corp., Ltd.	208,414	414,845
Oil India, Ltd.	926	2,783
Oracle Financial Services Software, Ltd.	39	2,304
Orient Cement, Ltd.	5,316	11,558
Orient Electric, Ltd.	17,494	80,822
Orient Refractories, Ltd.	56	258
Page Industries, Ltd.	8	4,021
Persistent Systems, Ltd.	11,939	625,591
Petronet LNG, Ltd.	33,061	101,349
Phillips Carbon Black, Ltd.	6,967	20,450
Phoenix Mills, Ltd. (The)	12,408	159,745
PI Industries, Ltd.	2,765	110,774
Pidilite Industries, Ltd.	9,119	281,755
PNC Infratech, Ltd.	5,602	24,269
Poly Medicure, Ltd.	516	6,365
*Polyplex Corp., Ltd.	1,454	32,742
Power Grid Corp. of India, Ltd.	126,407	312,383
Praj Industries, Ltd.	2,458	10,946
Prataap Snacks, Ltd.	12	109
Prestige Estates Projects, Ltd.	21,189	120,573
*Prism Johnson, Ltd.	292	465
*Procter & Gamble Health, Ltd.	266	19,267
*Procter & Gamble Hygiene & Health Care, Ltd.	16	3,040
*Punjab & Sind Bank	45,606	10,841
*Punjab National Bank	21,609	12,149
*PVR, Ltd.	3,529	79,064
Quess Corp., Ltd.	10,563	122,210
Radico Khaitan, Ltd.	4,273	63,869
*Rain Industries, Ltd.	9,533	28,975
Rajesh Exports, Ltd.	12,582	107,243
Rallis India, Ltd.	532	1,885
Ramco Cements, Ltd. (The)	1,314	18,715
Ramkrishna Forgings, Ltd.	16	233
*Rashtriya Chemicals & Fertilizers, Ltd.	196	201
Ratnamani Metals & Tubes, Ltd.	860	24,607
*Raymond, Ltd.	36	220
*RBL Bank, Ltd.	72,414	174,601
*»Redington India, Ltd.	15,521	29,785
Redington India, Ltd.	42,287	81,150
Relaxo Footwears, Ltd.	72	1,280
Reliance Industries, Ltd.	119,074	4,033,071
*Reliance Power, Ltd.	173,135	32,601
Sanofi India, Ltd.	10	1,115
Saregama India, Ltd.	8	434
SBI Life Insurance Co., Ltd.	21,344	326,525
Schaeffler India, Ltd.	45	4,448
Sequent Scientific, Ltd.	76	194
SH Kelkar & Co., Ltd.	80	170
Sharda Cropchem, Ltd.	56	230
*Sheela Foam, Ltd.	1,041	34,350
Shilpa Medicare, Ltd.	44	343

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Shipping Corp. of India, Ltd.	7,737	$13,241
*Shoppers Stop, Ltd.	44	203
Shree Cement, Ltd.	395	151,051
*Shree Renuka Sugars, Ltd.	54,514	19,693
Siemens, Ltd.	3,001	87,634
*SIS, Ltd.	48	298
SKF India, Ltd.	101	4,479
Sobha, Ltd.	1,392	14,314
Solar Industries India, Ltd.	70	2,325
Solara Active Pharma Sciences, Ltd.	20	333
Somany Ceramics, Ltd.	24	245
Sonata Software, Ltd.	5,606	62,617
*South Indian Bank, Ltd. (The)	976	122
*SpiceJet, Ltd.	10,720	10,136
SRF, Ltd.	1,038	29,350
State Bank of India	66,526	446,120
*Steel Authority of India, Ltd.	3,714	5,709
Sterlite Technologies, Ltd.	10,750	39,314
Strides Pharma Science, Ltd.	10,816	77,240
Subex, Ltd.	15,381	8,720
Subros, Ltd.	32	154
Sudarshan Chemical Industries	1,116	8,473
Sun Pharmaceutical Industries, Ltd.	45,995	488,320
Sun TV Network, Ltd.	788	5,904
Sundaram-Clayton, Ltd.	317	16,251
Sundram Fasteners, Ltd.	7,686	85,758
Sunteck Realty, Ltd.	4,166	25,617
Suprajit Engineering, Ltd.	2,426	11,155
Supreme Industries, Ltd.	6,513	202,567
*Supreme Petrochem, Ltd.	1,275	10,661
Surya Roshni, Ltd.	28	228
*Suvidhaa Infoserve Pvt, Ltd.	33	6
Swaraj Engines, Ltd.	4	92
Symphony, Ltd.	24	332
*Syngene International, Ltd.	150	1,083
Tanla Platforms, Ltd.	3,694	60,219
Tata Chemicals, Ltd.	604	7,270
Tata Communications, Ltd.	974	17,006
Tata Consultancy Services, Ltd.	38,400	1,742,407
Tata Consumer Products, Ltd.	27,113	293,104
Tata Elxsi, Ltd.	26	2,039
#*Tata Motors, Ltd., Sponsored ADR	4,637	146,436
*Tata Motors, Ltd.	104,563	675,431
Tata Power Co., Ltd. (The)	161,531	462,280
*Tata Steel BSL, Ltd.	25,232	29,113
Tata Steel Long Products, Ltd.	16	180
Tata Steel, Ltd.	47,947	842,612
TCI Express, Ltd.	20	489
*TCNS Clothing Co., Ltd.	32	320
Tech Mahindra, Ltd.	27,213	537,074
Techno Electric & Engineering Co., Ltd.	60	207
Thermax, Ltd.	52	957
Thyrocare Technologies, Ltd.	20	304
*Tide Water Oil Co. India, Ltd.	20	440
Timken India, Ltd.	1,221	29,317
Titan Co., Ltd.	16,730	532,534

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Torrent Pharmaceuticals, Ltd.	2,835	$108,295
Torrent Power, Ltd.	168	1,122
Transport Corp. of India, Ltd.	36	303
Trent, Ltd.	19	255
Trident, Ltd.	81,852	41,483
Triveni Engineering & Industries, Ltd.	136	347
Triveni Turbine, Ltd.	168	430
TTK Prestige, Ltd.	4	584
Tube Investments of India, Ltd.	3,156	58,858
TV Today Network, Ltd.	40	167
*TV18 Broadcast, Ltd.	704	391
TVS Srichakra, Ltd.	4	123
*UCO Bank	1,977	380
Uflex, Ltd.	60	453
UltraTech Cement, Ltd.	6,327	645,199
United Breweries, Ltd.	141	3,123
*United Spirits, Ltd.	5,927	74,985
UPL, Ltd.	62,104	613,897
*VA Tech Wabag, Ltd.	32	136
Vaibhav Global, Ltd.	9,193	70,548
Vakrangee, Ltd.	3,386	1,664
*Vardhman Textiles, Ltd.	2,256	58,630
*Varroc Engineering, Ltd.	40	157
Varun Beverages, Ltd.	274	3,108
Vedanta, Ltd.	243	987
Venky’s India, Ltd.	4	146
Vesuvius India, Ltd.	12	172
V-Guard Industries, Ltd.	14,016	48,086
Vinati Organics, Ltd.	606	15,473
*VIP Industries, Ltd.	52	377
*V-Mart Retail, Ltd.	623	33,796
*Vodafone Idea, Ltd.	528,578	67,412
Voltamp Transformers, Ltd.	4	80
Voltas, Ltd.	282	4,536
VRL Logistics, Ltd.	64	320
VST Industries, Ltd.	32	1,409
VST Tillers Tractors, Ltd.	4	154
Welspun Corp., Ltd.	660	1,177
Welspun Enterprises, Ltd.	104	136
Welspun India, Ltd.	28,393	52,212
*Westlife Development, Ltd.	56	434
Whirlpool of India, Ltd.	36	1,064
Wipro, Ltd.	95,850	827,857
*Wockhardt, Ltd.	52	297
Zee Entertainment Enterprises, Ltd.	47,916	192,576
Zensar Technologies, Ltd.	7,457	45,973
Zydus Wellnes, Ltd.	2,485	68,180

TOTAL INDIA		53,329,226

INDONESIA (1.7%)
Ace Hardware Indonesia TBK PT	710,500	70,712
Adaro Energy TBK PT	1,005,000	119,174
*Adhi Karya Persero TBK PT	2,500	185
*Adi Sarana Armada TBK PT	61,600	13,827

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDONESIA (Continued)
AKR Corporindo TBK PT	2,700	$814
*Alam Sutera Realty TBK PT	18,800	242
Aneka Tambang TBK	10,800	1,784
Arwana Citramulia TBK PT	7,900	482
Astra Agro Lestari TBK PT	700	530
Astra International TBK PT	999,400	425,014
Astra Otoparts TBK PT	1,100	88
Bank BTPN Syariah TBK PT	2,700	726
*Bank Bukopin TBK	5,713,000	172,590
Bank Central Asia TBK PT	1,803,000	951,292
*Bank China Construction Bank Indonesia TBK PT	47,100	429
*Bank Ina Perdana PT	4,300	1,205
*Bank Jago TBK PT	2,700	2,954
Bank Mandiri Persero TBK PT	617,100	312,525
*Bank Mayapada International TBK PT	160,000	8,809
Bank Maybank Indonesia TBK PT	24,100	571
Bank Negara Indonesia Persero TBK PT	282,400	139,531
*Bank Pan Indonesia TBK PT	6,700	373
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	4,800	483
Bank Pembangunan Daerah Jawa Timur TBK PT	4,900	270
Bank Rakyat Indonesia Persero TBK PT	2,069,460	620,801
*Bank Syariah Indonesia Tbk PT	1,100	164
*Bank Tabungan Negara Persero TBK PT	66,700	8,380
Barito Pacific TBK PT	669,500	44,184
*Bekasi Fajar Industrial Estate TBK PT	8,000	73
*Bintang Oto Global TBK PT	1,900	202
BISI International TBK PT	2,200	158
Blue Bird TBK PT	1,000	105
Bukit Asam TBK PT	760,400	143,841
*Bumi Serpong Damai TBK PT	129,600	10,154
*Capital Financial Indonesia TBK PT	24,800	735
Charoen Pokphand Indonesia TBK PT	21,300	9,321
Cikarang Listrindo TBK PT	3,300	148
Ciputra Development TBK PT	1,087,600	82,525
*Citra Marga Nusaphala Persada TBK PT	1,700	152
*Delta Dunia Makmur TBK PT	9,900	207
Dharma Satya Nusantara TBK PT	4,000	164
*Eagle High Plantations TBK PT	11,800	76
*Elang Mahkota Teknologi TBK PT	24,500	3,329
Elnusa TBK PT	6,500	139
Erajaya Swasembada TBK PT	652,100	29,918
Gajah Tunggal TBK PT	2,000	103
Gudang Garam TBK PT	31,200	73,775
Indah Kiat Pulp & Paper Corp. TBK PT	157,900	94,456
*Indika Energy TBK PT	3,200	402
Indo Tambangraya Megah TBK PT	223,700	341,057
Indocement Tunggal Prakarsa TBK PT	94,600	78,959
Indofood CBP Sukses Makmur TBK PT	159,500	99,072
Indofood Sukses Makmur TBK PT	294,700	132,087
Indomobil Sukses Internasional TBK PT	2,500	176
*Indosat TBK PT	1,800	880
Industri Jamu Dan Farmasi Sido Muncul TBK PT	32,345	1,929
Integra Indocabinet TBK PT	2,800	162
*Intiland Development TBK PT	9,300	114
Japfa Comfeed Indonesia TBK PT	8,400	1,023
*Jasa Marga Persero TBK PT	2,900	860

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDONESIA (Continued)
Jaya Real Property TBK PT	4,900	$172
Kalbe Farma TBK PT	1,442,800	162,942
*Kapuas Prima Coal TBK PT	12,400	111
*Kawasan Industri Jababeka TBK PT	24,700	275
*Krakatau Steel Persero TBK PT	5,800	215
Link Net TBK PT	76,000	20,867
*Lippo Karawaci TBK PT	350,700	3,664
Mayora Indah TBK PT	5,400	896
*Medco Energi Internasional TBK PT	803,400	32,323
Media Nusantara Citra TBK PT	644,000	40,911
*Merdeka Copper Gold TBK PT	1,027,600	229,202
Metrodata Electronics TBK PT	1,500	391
*Mitra Adiperkasa TBK PT	480,800	29,864
Mitra Keluarga Karyasehat TBK PT	5,800	933
*MNC Land TBK PT	1,852,500	13,337
*Mnc Vision Networks TBK PT	1,408,100	24,052
Nippon Indosari Corpindo TBK PT	1,500	142
Pabrik Kertas Tjiwi Kimia TBK PT	1,600	943
*Pacific Strategic Financial TBK PT	6,400	438
*Pakuwon Jati TBK PT	21,900	773
*Pan Brothers TBK PT	4,900	46
*Paninvest TBK PT	2,000	97
*Perusahaan Gas Negara TBK PT	20,700	2,206
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	14,700	1,447
*Pollux Properti Indonesia TBK PT	1,500	349
*PP Persero TBK PT	4,600	391
Puradelta Lestari TBK PT	12,100	191
*Ramayana Lestari Sentosa TBK PT	3,800	198
Salim Ivomas Pratama TBK PT	5,000	170
Samindo Resources TBK PT	1,100	129
*Sampoerna Agro TBK PT	1,100	173
Sarana Menara Nusantara TBK PT	914,600	74,885
Sariguna Primatirta TBK PT	3,100	100
Sawit Sumbermas Sarana TBK PT	4,300	346
*Selamat Sempurna TBK PT	5,300	595
*Semen Baturaja Persero TBK PT	1,600	86
Semen Indonesia Persero TBK PT	225,100	144,585
Siloam International Hospitals TBK PT	400	243
*»Sri Rejeki Isman TBK PT	16,700	172
Sumber Alfaria Trijaya TBK PT	21,600	1,822
*Summarecon Agung TBK PT	28,149	1,818
*Surya Citra Media TBK PT	2,033,500	60,284
*Surya Esa Perkasa TBK PT	6,600	156
*Surya Semesta Internusa TBK PT	7,000	246
Telkom Indonesia Persero TBK PT	2,150,800	576,887
Telkom Indonesia Persero TBK PT, Sponsored ADR	122	3,207
Tempo Scan Pacific TBK PT	1,300	135
*Timah TBK PT	220,100	24,702
Tower Bersama Infrastructure TBK PT	2,234,000	463,593
*Transcoal Pacific TBK PT	1,700	1,038
Tunas Baru Lampung TBK PT	4,900	299
Ultrajaya Milk Industry & Trading Co. TBK PT	7,700	886
*Unilever Indonesia TBK PT	579,800	180,887
United Tractors TBK PT	162,300	269,784
Vale Indonesia TBK PT	3,100	1,061

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDONESIA (Continued)
*Waskita Beton Precast TBK PT	15,100	$165
*Waskita Karya Persero TBK PT	7,100	461
Wijaya Karya Beton TBK PT	4,500	86
*Wijaya Karya Persero TBK PT	1,530,600	134,505
XL Axiata TBK PT	1,393,800	303,011

TOTAL INDONESIA		6,818,334

KOREA, REPUBLIC OF (13.5%)
*3S Korea Co., Ltd.	44	159
ABOV Semiconductor Co., Ltd.	20	226
*Advanced Digital Chips, Inc.	48	36
Advanced Nano Products Co., Ltd.	8	304
Advanced Process Systems Corp.	1,227	24,885
Aekyung Industrial Co., Ltd.	12	228
Aekyung Petrochemical Co., Ltd.	16	183
*AeroSpace Technology of Korea, Inc.	32	179
AfreecaTV Co., Ltd.	462	76,305
*Agabang&Company	44	200
Ahn-Gook Pharmaceutical Co., Ltd.	8	71
Ahnlab, Inc.	53	3,719
AJ Networks Co., Ltd.	32	153
*Ajin Industrial Co., Ltd.	64	194
AK Holdings, Inc.	8	181
*Alpha Holdings, Inc.	24	72
*Alteogen, Inc.	148	8,866
*ALUKO Co., Ltd.	60	205
*Amicogen, Inc.	58	1,603
*Aminologics Co., Ltd.	48	104
Amorepacific Corp.	1,579	245,251
AMOREPACIFIC Group	2,309	98,007
*Amotech Co., Ltd.	380	10,081
*Anam Electronics Co., Ltd.	64	130
*Ananti, Inc.	700	7,907
*Apact Co., Ltd.	20	110
*APS Holdings Corp.	20	306
Asia Cement Co., Ltd.	4	466
Asia Paper Manufacturing Co., Ltd.	8	314
Atec Co., Ltd.	8	166
Austem Co., Ltd.	36	87
Autech Corp.	16	149
Avaco Co., Ltd.	16	141
Bcworld Pharm Co., Ltd.	8	116
BGF retail Co., Ltd.	303	41,876
BH Co., Ltd.	166	2,656
*Binex Co., Ltd.	234	3,304
Binggrae Co., Ltd.	739	35,225
*BioSmart Co., Ltd.	20	92
*Biotoxtech Co., Ltd.	8	56
BIT Computer Co., Ltd.	12	88
BNK Financial Group, Inc.	37,202	280,157
Boditech Med, Inc.	2,409	33,088
*Bohae Brewery Co., Ltd.	136	115
BoKwang Industry Co., Ltd.	16	114
Bolak Co., Ltd.	28	50
Bookook Securities Co., Ltd.	4	84

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Boryung Pharmaceutical Co., Ltd.	56	$688
*Bosung Power Technology Co., Ltd.	56	213
*Bubang Co., Ltd.	48	104
Bukwang Pharmaceutical Co., Ltd.	26	290
BusinessOn Communication Co., Ltd.	4	74
*BYON Co., Ltd.	68	70
Byucksan Corp.	52	163
*Cafe24 Corp.	102	2,514
*CammSys Corp.	64	103
Camus Engineering & Construction, Inc.	40	99
*Capro Corp.	48	170
Cell Biotech Co., Ltd.	8	122
*Celltrion Healthcare Co., Ltd.	2,735	189,347
*Celltrion Pharm, Inc.	88	8,532
*Celltrion, Inc.	3,460	593,667
*Chabiotech Co., Ltd.	3,794	63,474
Changhae Ethanol Co., Ltd.	12	147
*Cheil Bio Co., Ltd.	24	72
Cheil Worldwide, Inc.	4,559	93,049
*Chemon, Inc.	32	88
Chemtronics Co., Ltd.	957	21,006
*Chemtros Co., Ltd.	16	196
*ChinHung International, Inc.	44	79
Chips&Media, Inc.	4	54
*Choa Pharmaceutical Co.	24	84
Chong Kun Dang Pharmaceutical Corp.	855	85,972
Chongkundang Holdings Corp.	31	2,173
Choong Ang Vaccine Laboratory	8	107
Chunbo Co., Ltd.	4	969
Chungdahm Learning, Inc.	8	236
CJ CheilJedang Corp.	568	184,708
CJ Corp.	1,378	112,971
CJ ENM Co., Ltd.	24	3,623
*CJ Freshway Corp.	12	338
*CJ Logistics Corp.	16	1,944
*CJ Seafood Corp.	24	80
CKD Bio Corp.	4	144
Classys, Inc.	8	153
Clean & Science Co., Ltd.	8	138
CLIO Cosmetics Co., Ltd.	8	153
*CMG Pharmaceutical Co., Ltd.	430	1,415
*CoAsia Corp.	20	149
*Coreana Cosmetics Co., Ltd.	32	117
*Corentec Co., Ltd.	12	145
*CORESTEM, Inc.	12	191
*COSMAX NBT, Inc.	12	84
*Cosmax, Inc.	1,302	138,161
*Cosmecca Korea Co., Ltd.	8	102
*CosmoAM&T Co., Ltd.	195	7,017
*Cosmochemical Co., Ltd.	20	265
Coway Co., Ltd.	2,854	193,922
COWELL FASHION Co., Ltd.	40	314
*Creative & Innovative System	84	1,319
*CrystalGenomics, Inc.	586	3,435
CS Wind Corp.	18	1,069

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*CTC BIO, Inc.	20	$148
Cuckoo Holdings Co., Ltd.	20	385
Cuckoo Homesys Co., Ltd.	12	447
*Curexo, Inc.	24	150
*Curo Co., Ltd.	200	86
Cymechs, Inc.	8	112
*D&C Media Co., Ltd.	8	287
D.I Corp.	32	217
*DA Technology Co., Ltd.	20	142
Dae Hwa Pharmaceutical Co., Ltd.	12	102
Dae Won Kang Up Co., Ltd.	68	245
*Dae Young Packaging Co., Ltd.	92	196
Dae Yu Co., Ltd.	12	64
Daea TI Co., Ltd.	5,411	30,469
Daebongls Co., Ltd.	12	90
*Daechang Co., Ltd.	76	133
Daedong Corp.	24	201
*Daehan New Pharm Co., Ltd.	16	153
Daejoo Co., Ltd.	32	59
Daejoo Electronic Materials Co., Ltd.	91	8,130
Daejung Chemicals & Metals Co., Ltd.	4	75
Daesang Corp.	2,687	54,841
Daesang Holdings Co., Ltd.	28	240
*Daesung Fine Tech Co., Ltd.	36	68
Daesung Holdings Co., Ltd.	8	303
*Daewon Media Co., Ltd.	16	469
Daewon Pharmaceutical Co., Ltd.	21	286
*Daewoo Electronic Components Co., Ltd.	24	64
*Daewoo Engineering & Construction Co., Ltd.	1,422	7,606
Daewoong Co., Ltd.	2,956	79,936
Daewoong Pharmaceutical Co., Ltd.	4	479
Daihan Pharmaceutical Co., Ltd.	8	207
Daishin Information & Communication	36	40
Daishin Securities Co., Ltd.	52	926
*Daiyang Metal Co., Ltd.	24	111
*Danal Co., Ltd.	4,779	33,617
Danawa Co., Ltd.	1,569	37,595
*Dasan Networks, Inc.	23,114	140,438
Dawonsys Co., Ltd.	6,974	196,350
*Dayou Plus Co., Ltd.	160	195
DB Financial Investment Co., Ltd.	48	290
DB HiTek Co., Ltd.	2,441	120,113
DB Insurance Co., Ltd.	6,207	314,453
Dentium Co., Ltd.	60	3,548
Deutsch Motors, Inc.	40	260
*Dexter Studios Co., Ltd.	20	413
DGB Financial Group, Inc.	994	8,804
DI Dong Il Corp.	4	982
Digital Daesung Co., Ltd.	20	167
*Digital Optics Co., Ltd.	10	54
Digital Power Communications Co., Ltd.	3,088	39,242
*DIO Corp.	1,953	62,925
*DL E&C Co., Ltd.	328	37,893
DL Holdings Co., Ltd.	1,017	57,179
DMS Co., Ltd.	32	176
DNF Co., Ltd.	12	210

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Dohwa Engineering Co., Ltd.	24	$163
Dong-A Hwasung Co., Ltd.	12	146
Dong-A ST Co., Ltd.	217	13,500
Dong-Ah Geological Engineering Co., Ltd.	20	316
*Dongbang Transport Logistics Co., Ltd.	8,173	27,837
Dongjin Semichem Co., Ltd.	572	17,132
Dongkoo Bio & Pharma Co., Ltd.	24	166
DongKook Pharmaceutical Co., Ltd.	4,147	79,672
Dongkuk Steel Mill Co., Ltd.	467	6,814
Dongkuk Structures & Construction Co., Ltd.	32	160
Dongsuh Cos., Inc.	1,051	31,119
Dongsung Chemical Co., Ltd.	40	198
Dongsung Finetec Co., Ltd.	4,337	46,579
*Dongsung Pharmaceutical Co., Ltd.	16	122
*Dongwha Enterprise Co., Ltd.	8	578
Dongwha Pharm Co., Ltd.	5,495	76,884
Dongwon F&B Co., Ltd.	4	702
Dongwon Industries Co., Ltd.	4	779
Dongwon Systems Corp.	8	357
*Dongyang Steel Pipe Co., Ltd.	148	183
*Doosan Bobcat, Inc.	88	2,865
Doosan Co., Ltd.	12	1,058
*Doosan Fuel Cell Co., Ltd.	8	357
*Doosan Heavy Industries & Construction Co., Ltd.	23,515	491,007
DoubleUGames Co., Ltd.	1,745	95,870
Douzone Bizon Co., Ltd.	846	58,859
Dreamtech Co., Ltd.	28	239
*Dreamus Co.	20	80
*DSK Co., Ltd.	24	171
*Duk San Neolux Co., Ltd.	16	741
DY Corp.	28	131
DY POWER Corp.	12	130
DYPNF Co., Ltd.	8	265
E1 Corp.	4	179
Eagle Veterinary Technology Co., Ltd.	8	57
Eagon Industrial, Ltd.	8	97
Easy Holdings Co., Ltd.	60	230
eBEST Investment & Securities Co., Ltd.	32	248
Echo Marketing, Inc.	20	298
*EcoBio Holdings Co., Ltd.	12	92
Ecopro BM Co., Ltd.	433	151,886
Ecopro Co., Ltd.	1,186	101,595
*Ecopro HN Co., Ltd.	668	62,653
e-Credible Co., Ltd.	8	137
Eehwa Construction Co., Ltd.	12	69
Elentec Co., Ltd.	28	259
E-MART, Inc.	1,194	171,659
*EMKOREA Co., Ltd.	40	151
*EM-Tech Co., Ltd.	1,355	30,496
ENF Technology Co., Ltd.	2,355	58,243
*Enplus Co., Ltd.	32	95
Eo Technics Co., Ltd.	8	735
Estechpharma Co., Ltd.	12	108
Eugene Investment & Securities Co., Ltd.	20,570	66,891
Eugene Technology Co., Ltd.	20	762

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Exax, Inc.	64	$108
*Exem Co., Ltd.	28	113
*F&F Co., Ltd.	282	209,470
F&F Holdings Co., Ltd.	404	13,483
Fila Holdings Corp.	2,428	77,086
Fine Semitech Corp.	168	3,666
*Fine Technix Co., Ltd.	36	336
*FINETEK Co., Ltd.	64	87
Foosung Co., Ltd.	64	1,093
*»Futurestream Networks Co., Ltd.	60	51
Gabia, Inc.	16	175
*Gamevil, Inc.	8	508
*Gemvaxlink Co., Ltd.	88	121
*Genexine, Inc.	12	672
*Genie Music Corp.	40	201
*GenoFocus, Inc.	8	60
Genoray Co., Ltd.	20	166
Global Standard Technology Co., Ltd.	12	296
GMB Korea Corp.	12	66
GnCenergy Co., Ltd.	16	66
*GNCO Co., Ltd.	100	71
GOLFZON Co., Ltd.	4	484
*»Good People Co., Ltd.	80	72
*Grand Korea Leisure Co., Ltd.	40	560
*»Green Cross Cell Corp.	4	132
Green Cross Corp.	134	31,477
Green Cross Holdings Corp.	1,765	44,255
Green Cross LabCell Corp.	4	332
*Green Cross Medical Science Corp.	8	56
GS Engineering & Construction Corp.	880	31,139
*GS Global Corp.	72	159
GS Holdings Corp.	3,397	122,822
GS Retail Co., Ltd.	1,448	39,900
HAESUNG DS Co., Ltd.	51	1,899
Haitai Confectionery & Foods Co., Ltd.	16	114
Halla Corp.	48	232
Halla Holdings Corp.	4,745	206,684
Han Kuk Carbon Co., Ltd.	3,955	42,476
Hana Financial Group, Inc.	19,864	764,948
*Hana Micron, Inc.	5,337	105,502
Hana Pharm Co., Ltd.	8	141
*Hanall Biopharma Co., Ltd.	11,350	198,143
HanChang Paper Co., Ltd.	52	91
*Hancom, Inc.	111	1,895
Handok, Inc.	12	243
Handsome Co., Ltd.	20	721
Hanil Holdings Co., Ltd.	20	239
Hanil Hyundai Cement Co., Ltd.	4	118
*Hanjin Heavy Industries & Construction Co., Ltd.	126	1,031
Hanjin Kal Corp.	8	375
Hanjin Transportation Co., Ltd.	373	11,060
Hankook Tire & Technology Co., Ltd.	10,726	379,547
Hanmi Pharm Co., Ltd.	8	1,807
Hanmi Science Co., Ltd.	16	780
Hanmi Semiconductor Co., Ltd.	78	2,146
HanmiGlobal Co., Ltd.	12	109

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Hanon Systems	12,723	$156,785
*Hans Biomed Corp.	12	144
Hansae Co., Ltd.	24	477
Hansae Yes24 Holdings Co., Ltd.	16	109
Hanshin Construction Co., Ltd.	16	261
Hansol Chemical Co., Ltd.	1,419	399,513
Hansol Holdings Co., Ltd.	36	117
*Hansol HomeDeco Co., Ltd.	84	144
Hansol Paper Co., Ltd.	6,577	81,048
*Hansol Technics Co., Ltd.	2,982	17,251
Hanssem Co., Ltd.	590	51,247
Hanwha Aerospace Co., Ltd.	64	2,465
Hanwha Corp.	72	2,064
*Hanwha General Insurance Co., Ltd.	15,989	61,778
*Hanwha Investment & Securities Co., Ltd.	1,523	7,220
Hanwha Life Insurance Co., Ltd.	5,997	17,834
*Hanwha Solutions Corp.	6,773	236,770
Hanyang Eng Co., Ltd.	16	210
Hanyang Securities Co., Ltd.	12	183
*Harim Co., Ltd.	68	167
Harim Holdings Co., Ltd.	29,115	240,933
HB Technology Co., Ltd.	96	208
HDC Hyundai Engineering Plastics Co., Ltd.	16	80
*Heungkuk Fire & Marine Insurance Co., Ltd.	120	399
*HFR, Inc.	8	146
HIMS Co., Ltd.	8	62
Hite Jinro Co., Ltd.	1,748	52,056
Hitejinro Holdings Co., Ltd.	12	153
*HJ Magnolia Yongpyong Hotel & Resort Corp.	44	237
*HLB POWER Co., Ltd.	92	132
*HLB, Inc.	1,994	71,839
HLscience Co., Ltd.	4	124
*HMM Co., Ltd.	4,281	97,633
*Home Center Holdings Co., Ltd.	92	136
*Homecast Co., Ltd.	44	116
Hotel Shilla Co., Ltd.	2,096	156,767
HS Industries Co., Ltd.	500	2,875
*HSD Engine Co., Ltd.	84	664
Huchems Fine Chemical Corp.	24	541
*Hugel, Inc.	4	619
*Humax Co., Ltd.	38	165
Humedix Co., Ltd.	8	190
Huons Co., Ltd.	30	1,296
Huons Global Co., Ltd.	12	505
Huvis Corp.	20	167
Huvitz Co., Ltd.	16	118
*Hwail Pharm Co., Ltd.	36	87
Hwaseung Corp. Co., Ltd.	60	144
Hwaseung Enterprise Co., Ltd.	32	471
*Hwaseung R&A Co., Ltd.	23	120
*Hyosung Advanced Materials Corp.	4	2,427
*Hyosung Chemical Corp.	4	984
*Hyosung Heavy Industries Corp.	56	3,235
Hyosung TNC Corp.	4	2,044
HyosungITX Co., Ltd.	4	65

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Hyundai Bioland Co., Ltd.	3,106	$53,027
Hyundai BNG Steel Co., Ltd.	12	171
*Hyundai Construction Equipment Co., Ltd.	1,355	46,672
Hyundai Department Store Co., Ltd.	2,307	163,467
*Hyundai Doosan Infracore Co., Ltd.	7,740	69,548
*Hyundai Electric & Energy System Co., Ltd.	194	3,669
Hyundai Elevator Co., Ltd.	574	23,701
Hyundai Engineering & Construction Co., Ltd.	198	8,523
Hyundai Engineering & Construction Co., Ltd.	3	407
Hyundai Ezwel Co., Ltd.	28	236
Hyundai Glovis Co., Ltd.	1,865	267,329
Hyundai Heavy Industries Holdings Co., Ltd.	89	4,814
Hyundai Home Shopping Network Corp.	12	720
Hyundai Livart Furniture Co., Ltd.	20	271
Hyundai Marine & Fire Insurance Co., Ltd.	3,356	75,388
Hyundai Motor Co.	5,060	900,672
Hyundai Motor Securities Co., Ltd.	28	303
Hyundai Pharmaceutical Co., Ltd.	20	101
*Hyundai Rotem Co., Ltd.	2,114	40,704
Hyundai Steel Co.	5,227	198,828
Hyundai Wia Corp.	28	2,015
*Hyungji Elite, Inc.	28	94
HyVision System, Inc.	16	230
i3system, Inc.	4	58
*iA, Inc.	1,113	972
ICD Co., Ltd.	24	257
*Icure Pharm, Inc.	4	137
*IHQ, Inc.	108	171
*Il Dong Pharmaceutical Co., Ltd.	12	144
Iljin Diamond Co., Ltd.	4	130
*Iljin Display Co., Ltd.	12	36
Iljin Holdings Co., Ltd.	28	160
Iljin Materials Co., Ltd.	16	1,376
*Ilshin Stone Co., Ltd.	52	123
ilShinbiobase Co., Ltd.	32	119
Ilyang Pharmaceutical Co., Ltd.	132	3,366
iMarketKorea, Inc.	28	262
InBody Co., Ltd.	24	558
*INCON Co., Ltd.	36	57
*Incross Co., Ltd.	4	158
Industrial Bank of Korea	456	4,312
*Infinitt Healthcare Co., Ltd.	12	73
Innocean Worldwide, Inc.	277	13,938
InnoWireless, Inc.	4	129
*Insun ENT Co., Ltd.	3,174	32,866
Intekplus Co., Ltd.	2,459	52,924
Intellian Technologies, Inc.	4	244
Intelligent Digital Integrated Security Co., Ltd.	8	174
*Interflex Co., Ltd.	16	178
Interojo Co., Ltd.	12	303
Interpark Corp.	124	711
*iNtRON Biotechnology, Inc.	221	3,650
Inzi Controls Co., Ltd.	12	173
INZI Display Co., Ltd.	52	150
*Iones Co., Ltd.	32	237
IS Dongseo Co., Ltd.	24	928

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
ISC Co., Ltd.	942	$21,241
i-SENS, Inc.	12	344
ISU Chemical Co., Ltd.	3,066	39,881
*IsuPetasys Co., Ltd.	28	99
*ITCEN Co., Ltd.	20	82
*Jaeyoung Solutec Co., Ltd.	100	98
*Jahwa Electronics Co., Ltd.	16	255
JASTECH, Ltd.	12	64
*Jayjun Cosmetic Co., Ltd.	78	77
JB Financial Group Co., Ltd.	324	2,459
JC Chemical Co., Ltd.	20	173
JC Hyun System, Inc.	12	66
*Jcontentree Corp.	8	479
*Jeju Semiconductor Corp.	36	147
Jin Yang Pharmaceutical Co., Ltd.	8	47
Jinsung T.E.C.	16	163
*JLS Co., Ltd.	16	104
*JNK Heaters Co., Ltd.	32	194
*JoyCity Corp.	24	225
*Jusung Engineering Co., Ltd.	187	1,800
JVM Co., Ltd.	8	110
JW Holdings Corp.	37	124
JW Life Science Corp.	16	222
JW Pharmaceutical Corp.	47	939
*JW Shinyak Corp.	25	83
JYP Entertainment Corp.	4,799	215,196
Kakao Corp.	5,044	541,716
*Kanglim Co., Ltd.	40	84
Kangnam Jevisco Co., Ltd.	8	171
*Kangstem Biotech Co., Ltd.	24	72
*Kangwon Land, Inc.	5,243	124,732
KAON Media Co., Ltd.	24	337
KB Financial Group, Inc.	22,322	1,081,191
KC Green Holdings Co., Ltd.	24	105
KC Tech Co., Ltd.	12	231
KCTC	32	178
KEPCO Engineering & Construction Co, Inc.	20	1,214
KEPCO Plant Service & Engineering Co., Ltd.	241	8,631
Kginicis Co., Ltd.	1,696	27,068
KGMobilians Co., Ltd.	32	252
*KH FEELUX Co., Ltd.	3,487	9,042
*KH Vatec Co., Ltd.	328	6,765
Kia Corp.	16,541	1,204,603
*KineMaster Corp.	8	117
KINX, Inc.	4	164
KISWIRE, Ltd.	1,113	26,145
KIWOOM Securities Co., Ltd.	318	28,574
KM Corp.	12	84
*KMW Co., Ltd.	1,459	51,441
Koentec Co., Ltd.	36	279
Koh Young Technology, Inc.	800	12,631
Kolmar BNH Co., Ltd.	12	365
Kolmar Korea Co., Ltd.	1,137	43,445
Kolon Global Corp.	12	267
Kolon Industries, Inc.	36	2,748

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
KoMiCo., Ltd.	78	$5,447
Kopla Co., Ltd.	20	149
Korea Aerospace Industries, Ltd.	535	13,987
Korea Arlico Pharm Co., Ltd.	18	119
Korea Cast Iron Pipe Industries Co., Ltd.	16	134
*Korea Circuit Co., Ltd.	16	216
Korea District Heating Corp.	4	141
Korea Electric Power Corp., Sponsored ADR	982	9,418
Korea Electric Power Corp.	13,951	269,815
Korea Electric Terminal Co., Ltd.	2,874	185,197
Korea Electronic Certification Authority, Inc.	12	82
*Korea Gas Corp.	2,483	94,131
Korea Industrial Co., Ltd.	20	57
Korea Investment Holdings Co., Ltd.	5,712	425,265
*Korea Line Corp.	265	640
Korea Petrochemical Industries Co., Ltd.	4	633
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	9,003	793,555
Korea United Pharm, Inc.	12	501
Korea Zinc Co., Ltd.	572	262,859
*Korean Air Lines Co., Ltd.	10,205	265,921
Korean Drug Co., Ltd.	8	63
Korean Reinsurance Co.	128	1,058
*KOSES Co., Ltd.	12	127
*KPM Tech Co., Ltd.	10,921	12,710
*KRW Dividend	1	–
*KSIGN Co., Ltd.	76	150
KSS LINE, Ltd.	34	346
*Kt alpha Co., Ltd.	24	189
KT Submarine Co., Ltd.	24	123
KT&G Corp.	6,487	450,212
KTB Investment & Securities Co., Ltd.	4,232	23,830
*Kuk Young G&M	32	55
Kukdo Chemical Co., Ltd.	4	229
Kukdong Corp.	48	104
*Kukje Pharma Co., Ltd.	12	62
*Kum Yang Co., Ltd.	20	86
Kumho Petrochemical Co., Ltd.	858	126,290
*Kumho Tire Co., Inc.	148	678
KUMHOE&C Co., Ltd.	2,753	28,389
Kumkang Kind Co., Ltd.	20	135
Kwang Dong Pharmaceutical Co., Ltd.	9,084	60,480
Kyeryong Construction Industrial Co., Ltd.	779	23,799
Kyobo Securities Co., Ltd.	28	211
Kyongbo Pharmaceutical Co., Ltd.	16	136
Kyung Dong Navien Co., Ltd.	39	2,236
*Kyung Nam Pharm Co., Ltd.	8	41
Kyung Nong Corp.	8	91
Kyungbang Co., Ltd.	16	182
KyungDong City Gas Co., Ltd.	4	81
Kyung-In Synthetic Corp.	52	312
L&C Bio Co., Ltd.	75	2,195
L&F Co., Ltd.	13	2,048
*Lake Materials Co., Ltd.	48	191
LB Semicon, Inc.	3,993	43,397
LEADCorp., Inc. (The)	24	205
LEENO Industrial, Inc.	1,492	218,587

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
LG Chem, Ltd.	1,468	$1,050,231
LG Corp.	3,643	284,320
*LG Display Co., Ltd.	15,384	259,351
LG Electronics, Inc.	7,743	798,452
LG HelloVision Co., Ltd.	44	260
LG Household & Health Care, Ltd.	429	429,899
LG Innotek Co., Ltd.	1,325	237,549
LG Uplus Corp.	18,017	221,252
LIG Nex1 Co., Ltd.	7,441	296,736
Lion Chemtech Co., Ltd.	12	94
*Lock&Lock Co., Ltd.	32	288
*LONGTU KOREA, Inc.	16	82
LOT Vacuum Co., Ltd.	16	199
Lotte Chemical Corp.	685	131,601
Lotte Chilsung Beverage Co., Ltd.	157	19,549
Lotte Confectionery Co., Ltd.	4	440
Lotte Corp.	44	1,231
Lotte Data Communication Co.	1,643	53,780
LOTTE Fine Chemical Co., Ltd.	4,161	303,026
LOTTE Himart Co., Ltd.	16	379
*Lotte Non-Life Insurance Co., Ltd.	92	145
Lotte Shopping Co., Ltd.	741	66,583
LS Cable & System Asia, Ltd.	12	86
LS Corp.	28	1,500
LS Electric Co., Ltd.	4,828	243,352
*Lumens Co., Ltd.	60	51
*Lutronic Corp.	24	387
*LVMC Holdings	88	252
LX Hausys, Ltd.	2,504	149,141
*LX Holdings Corp.	1,201	9,065
LX INTERNATIONAL Corp.	48	1,115
LX Semicon Co., Ltd.	16	1,501
Macquarie Korea Infrastructure Fund	22,534	264,187
Macrogen, Inc.	953	23,243
Maeil Dairies Co., Ltd.	1,396	84,222
*Mando Corp.	2,070	110,537
*»Maniker Co., Ltd.	160	59
Mcnex Co., Ltd.	9,058	336,027
ME2ON Co., Ltd.	40	202
Mediana Co., Ltd.	22	113
*Medipost Co., Ltd.	2,951	57,325
Medytox, Inc.	16	2,048
Meerecompany, Inc.	4	84
MegaStudyEdu Co., Ltd.	187	12,322
*Mercury Corp.	8	56
Meritz Financial Group, Inc.	76	2,163
Meritz Fire & Marine Insurance Co., Ltd.	2,353	55,777
Meritz Securities Co., Ltd.	1,842	7,346
*Metalabs Co., Ltd.	72	63
*Mgame Corp.	28	226
*MiCo., Ltd.	1,067	12,738
Mirae Asset Life Insurance Co., Ltd.	108	395
Mirae Asset Securities Co., Ltd.	520	3,863
Miwon Commercial Co., Ltd.	4	710
Miwon Specialty Chemical Co., Ltd.	4	738

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Mobile Appliance, Inc.	16	$51
MOM’S TOUCH&Co.	56	234
Monalisa Co., Ltd.	20	68
MonAmi Co., Ltd.	16	64
Moorim P&P Co., Ltd.	36	138
mPlus Corp.	8	94
Mr Blue Corp.	24	182
MS Autotech Co., Ltd.	4,556	23,510
Multicampus Co., Ltd.	4	129
*MyungMoon Pharm Co., Ltd.	28	136
Nam Hwa Construction Co., Ltd.	8	63
Namhae Chemical Corp.	3,144	36,053
*Namsun Aluminum Co., Ltd.	128	321
*Namu Tech Co., Ltd.	12	30
*Namuga Co., Ltd.	16	115
*NanoenTek, Inc.	20	123
Nasmedia Co., Ltd.	4	121
*Nature & Environment Co., Ltd.	64	103
NAVER Corp.	3,442	1,198,831
NCSoft Corp.	858	460,371
*NDFOS Co., Ltd.	19	147
NeoPharm Co., Ltd.	8	183
*Neowiz	4,160	93,271
Netmarble Corp.	467	49,356
Nexen Corp.	36	155
Nexen Tire Corp.	197	1,276
*Nexon GT Co., Ltd.	8	81
*Next Entertainment World Co., Ltd.	24	352
NH Investment & Securities Co., Ltd.	285	3,207
*NHN KCP Corp.	25	1,224
NICE Holdings Co., Ltd.	66	955
Nice Information & Telecommunication, Inc.	12	345
NICE Information Service Co., Ltd.	1,678	28,432
NICE Total Cash Management Co., Ltd.	28	133
*NK Co., Ltd.	96	92
Nong Shim Holdings Co., Ltd.	4	265
Nong Woo Bio Co., Ltd.	8	81
NongShim Co., Ltd.	4	970
NOROO Paint & Coatings Co., Ltd.	12	107
NOVAREX Co., Ltd.	8	284
NS Co., Ltd.	8	77
*Nuintek Co., Ltd.	28	84
Oceanbridge Co., Ltd.	12	141
*OCI Co., Ltd.	1,413	156,590
Okong Corp.	20	75
*Omnisystem Co., Ltd.	52	99
Openbase, Inc.	28	77
OptoElectronics Solutions Co., Ltd.	5,067	144,394
*OPTRON-TEC, Inc.	36	260
*Orbitech Co., Ltd.	20	122
Orion Corp.	2	202
Orion Holdings Corp.	44	603
*OSANGJAIEL Co., Ltd.	8	64
Osstem Implant Co., Ltd.	27	2,854
Ottogi Corp.	4	1,647
Paik Kwang Industrial Co., Ltd.	44	212

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Pan Ocean Co., Ltd.	524	$2,700
*Paradise Co., Ltd.	1,191	17,734
Park Systems Corp.	47	4,774
Partron Co., Ltd.	15,699	125,479
*Paru Co., Ltd.	36	35
*Pearl Abyss Corp.	2,673	237,666
People & Technology, Inc.	1,301	38,856
PHARMA RESEARCH PRODUCTS Co., Ltd.	618	48,655
*Pharmicell Co., Ltd.	12,447	132,613
*Philoptics Co., Ltd.	12	107
PI Advanced Materials Co., Ltd.	44	1,702
*PNE Solution Co., Ltd.	24	708
Point Engineering Co., Ltd.	36	109
Poongsan Corp.	32	906
POSCO	4,797	1,215,106
POSCO Chemical Co., Ltd.	92	11,455
Posco ICT Co., Ltd.	72	412
Posco International Corp.	107	1,987
Posco M-Tech Co., Ltd.	32	220
*Power Logics Co., Ltd.	40	270
*Prostemics Co., Ltd.	24	57
Protec Co., Ltd.	4	92
PSK, Inc.	7,540	249,387
Pulmuone Co., Ltd.	103	1,503
Puloon Technology, Inc.	5	51
Pungkuk Alcohol Industry Co., Ltd.	8	120
Pyeong Hwa Automotive Co., Ltd.	12	114
QSI Co., Ltd.	8	110
Reyon Pharmaceutical Co., Ltd.	8	380
RFHIC Corp.	17	455
*RFTech Co., Ltd.	1,457	7,356
*Robostar Co., Ltd.	8	139
*Robotis Co., Ltd.	4	44
Rsupport Co., Ltd.	24	146
S Net Systems, Inc.	12	68
S&S Tech Corp.	1,609	50,533
S-1 Corp.	36	2,566
Sajo Industries Co., Ltd.	4	163
Sajodaerim Corp.	4	95
*Sam Chun Dang Pharm Co., Ltd.	4,225	170,114
*SAM KANG M&T Co., Ltd.	1,062	18,858
Sambo Corrugated Board Co., Ltd.	12	148
*Sambu Engineering & Construction Co., Ltd.	1,286	2,289
Samchully Co., Ltd.	4	323
Samchuly Bicycle Co., Ltd.	8	67
SAMHWA Paints Industrial Co., Ltd.	16	138
Samick Musical Instruments Co., Ltd.	84	131
Samick THK Co., Ltd.	12	123
Samil Pharmaceutical Co., Ltd.	8	55
Samji Electronics Co., Ltd.	16	167
Samjin LND Co., Ltd.	32	115
Samjin Pharmaceutical Co., Ltd.	2,408	53,062
*Samkee Corp.	60	268
SAMPYO Cement Co., Ltd.	48	204
*Samsung Biologics Co., Ltd.	324	241,499

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Samsung Electro-Mechanics Co., Ltd.	3,524	$479,497
Samsung Electronics Co., Ltd.	227,731	13,602,862
*Samsung Engineering Co., Ltd.	29,254	620,854
Samsung Fire & Marine Insurance Co., Ltd.	1,490	294,545
*Samsung Heavy Industries Co., Ltd.	1,304	7,120
Samsung Life Insurance Co., Ltd.	3,769	217,067
*Samsung Pharmaceutical Co., Ltd.	56	280
Samsung Publishing Co., Ltd.	8	235
Samsung SDI Co., Ltd.	1,468	922,093
Samsung SDS Co., Ltd.	1,949	255,186
Samsung Securities Co., Ltd.	111	4,498
SAMT Co., Ltd.	88	395
Samwha Capacitor Co., Ltd.	1,575	76,422
Samwha Electric Co., Ltd.	4	99
Samyang Corp.	54	3,156
Samyang Foods Co., Ltd.	4	280
Samyang Packaging Corp.	8	180
Sang-A Frontec Co., Ltd.	8	431
*Sangbo Corp.	44	74
Sangsin Energy Display Precision Co., Ltd.	16	233
SaraminHR Co., Ltd.	12	471
Satrec Initiative Co., Ltd.	610	26,205
SCI Information Service, Inc.	28	80
*S-Connect Co., Ltd.	48	75
*SDN Co., Ltd.	52	100
Seah Besteel Corp.	20	371
SeAH Steel Corp.	4	353
SeAH Steel Holdings Corp.	4	430
Seegene, Inc.	2,023	92,100
Sejin Heavy Industries Co., Ltd.	24	134
Sejong Industrial Co., Ltd.	20	187
*Sekonix Co., Ltd.	16	113
S-Energy Co., Ltd.	26	105
*Seojin System Co., Ltd.	16	471
*Seoul Pharma Co., Ltd.	4	24
Seoul Semiconductor Co., Ltd.	7,822	99,737
Seoulin Bioscience Co., Ltd.	8	153
*Seowon Co., Ltd.	40	73
Seoyon Co., Ltd.	16	214
Seoyon E-Hwa Co., Ltd.	20	132
Sewha P&C, Inc.	32	49
*Sewon Cellontech Co., Ltd.	136	127
*Sewoo Global Co., Ltd.	20	48
SEWOONMEDICAL Co., Ltd.	32	117
SFA Engineering Corp.	36	1,084
*SFA Semicon Co., Ltd.	128	693
*SH Energy & Chemical Co., Ltd.	124	116
Shin Heung Energy & Electronics Co., Ltd.	1,043	58,641
Shin Poong Pharmaceutical Co., Ltd.	3,466	153,642
Shindaeyang Paper Co., Ltd.	4	299
Shinhan Financial Group Co., Ltd.	30,007	982,215
Shinil Electronics Co., Ltd.	64	106
Shinsegae Food Co., Ltd.	4	310
Shinsegae International, Inc.	4	575
Shinsegae, Inc.	12	2,547
Shinsung Delta Tech Co., Ltd.	28	389

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Shinsung E&G Co., Ltd.	14,818	$29,926
*Shinsung Tongsang Co., Ltd.	112	345
Shinwha Intertek Corp.	40	120
*Shinwon Corp.	88	258
SHOWBOX Corp.	52	309
SIMMTECH Co., Ltd.	362	9,495
*SinSin Pharmaceutical Co., Ltd.	8	49
SK Chemicals Co., Ltd.	408	62,847
SK D&D Co., Ltd.	12	324
SK Discovery Co., Ltd.	1,224	49,963
SK Gas, Ltd.	4	471
SK Hynix, Inc.	30,943	2,727,422
*SK Innovation Co., Ltd.	3,812	791,074
SK Materials Co., Ltd.	76	24,773
SK Networks Co., Ltd.	6,379	27,786
*SK Rent A Car Co., Ltd.	12	124
SK Securities Co., Ltd.	6,442	5,408
»SK Telecom Co., Ltd.	2,156	562,772
SK, Inc.	2,127	442,310
SKC Co., Ltd.	1,287	196,043
SL Corp.	20	561
*SM Culture & Contents Co., Ltd.	64	260
*SM Entertainment Co., Ltd.	694	46,443
*SM Life Design Group Co., Ltd.	36	108
*S-MAC Co., Ltd.	167,165	165,942
SMCore, Inc.	16	95
SNT Motiv Co., Ltd.	16	689
*SNU Precision Co., Ltd.	28	84
S-Oil Corp.	908	79,646
*Solid, Inc.	3,595	20,458
Songwon Industrial Co., Ltd.	12,060	184,737
Soosan Heavy Industries Co., Ltd.	32	73
*Soulbrain Holdings Co., Ltd.	8	299
SPC Samlip Co., Ltd.	4	262
Speco Co., Ltd.	20	104
SPG Co., Ltd.	20	169
Spigen Korea Co., Ltd.	4	156
*»Ssangyong Motor Co.	44	39
*ST Pharm Co., Ltd.	8	599
*Straffic Co., Ltd.	12	63
*Studio Dragon Corp.	20	1,474
Suheung Co., Ltd.	8	328
Sun Kwang Co., Ltd.	8	382
Sung Kwang Bend Co., Ltd.	28	220
*Sungchang Enterprise Holdings, Ltd.	76	166
Sungshin Cement Co., Ltd.	28	266
Sungwoo Hitech Co., Ltd.	833	4,284
Sunjin Co., Ltd.	30	332
*Sunny Electronics Corp.	40	135
*Suprema, Inc.	8	170
SV Investment Corp.	28	87
*SY Co., Ltd.	28	91
*Synergy Innovation Co., Ltd.	40	140
*Synopex, Inc.	1,690	4,331
Systems Technology, Inc.	16	225

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Tae Kyung Industrial Co., Ltd.	12	$66
TAEKYUNG BK Co., Ltd.	20	97
*»Taewoong Co., Ltd.	16	128
Taeyoung Engineering & Construction Co., Ltd.	38	361
*Taihan Electric Wire Co., Ltd.	408	787
*Taihan Fiberoptics Co., Ltd.	64	174
*Taihan Textile Co., Ltd.	4	158
*Tailim Packaging Co., Ltd.	28	100
TechWing, Inc.	2,041	37,115
*Tego Science, Inc.	4	83
*Telcon RF Pharmaceutical, Inc.	11,707	33,862
*Telechips, Inc.	12	160
*TERA SCIENCE Co., Ltd.	56	95
TES Co., Ltd.	1,095	24,973
*TK Chemical Corp.	68	403
TK Corp.	24	240
*TOBESOFT Co., Ltd.	28	49
Tokai Carbon Korea Co., Ltd.	8	856
*Tong Yang Moolsan Co., Ltd.	120	208
Tongyang Life Insurance Co., Ltd.	80	469
*Top Engineering Co., Ltd.	20	128
Toptec Co., Ltd.	109	813
*Tovis Co., Ltd.	20	145
TS Corp.	40	113
TSE Co., Ltd.	4	206
UBCare Co., Ltd.	28	184
Ubiquoss Holdings, Inc.	8	113
Ubiquoss, Inc.	8	144
Uni-Chem Co., Ltd.	76	90
*Unick Corp.	16	100
Unid Co., Ltd.	43	4,287
Union Materials Corp.	20	61
Union Semiconductor Equipment & Materials Co., Ltd.	630	7,143
Uniquest Corp.	16	141
UniTest, Inc.	303	7,649
UTI, Inc.	8	81
Value Added Technology Co., Ltd.	12	416
*VICTEK Co., Ltd.	20	94
Vieworks Co., Ltd.	549	18,605
Vitzro Tech Co., Ltd.	16	129
Vitzrocell Co., Ltd.	24	335
*Vivien Corp.	28	73
*Vivozon Healthcare, Inc.	84	90
*VT GMP Co., Ltd.	24	163
*W Holding Co., Ltd.	58	76
Webcash Corp.	144	3,759
*Webzen, Inc.	30	693
Wemade Co., Ltd.	24	3,754
*WI Co., Ltd.	48	65
Wiable Corp.	40	105
*Willbes & Co. (The)	92	149
Winix, Inc.	12	208
*Winpac, Inc.	68	135
Wins Co., Ltd.	8	108
WiSoL Co., Ltd.	5,114	45,295
WONIK IPS Co., Ltd.	40	1,385

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Wonik Materials Co., Ltd.	1,855	$51,671
*Wonik QnC Corp.	72	1,550
*Wonpung Mulsan Co., Ltd.	32	36
*WooGene B&G Co., Ltd.	20	38
Woojin, Inc.	20	165
Woongjin Thinkbig Co., Ltd.	64	183
*Wooree Bio Co., Ltd.	44	154
Woori Financial Group, Inc.	93,789	1,063,458
Woori Investment Bank Co., Ltd.	568	484
*Wooridul Huebrain, Ltd.	40	53
*Wooridul Pharmaceutical, Ltd.	16	162
Woorison F&G Co., Ltd.	64	127
Woory Industrial Co., Ltd.	8	169
*Woosu AMS Co., Ltd.	20	86
*Woowon Development Co., Ltd.	24	111
Worldex Industry & Trading Co., Ltd.	1,176	24,455
Y G-1 Co., Ltd.	24	178
YAS Co., Ltd.	8	88
*YBM NET, Inc.	8	42
*Y-entec Co., Ltd.	20	209
Yeong Hwa Metal Co., Ltd.	40	68
*Yest Co., Ltd.	12	149
*YG Entertainment, Inc.	12	722
*YG PLUS	28	183
*YIK Corp.	20	91
YMC Co., Ltd.	16	122
*YMT Co., Ltd.	12	214
Yonwoo Co., Ltd.	4	84
Youlchon Chemical Co., Ltd.	12	226
Youngone Corp.	5,947	227,233
Youngone Holdings Co., Ltd.	12	483
*YoungWoo DSP Co., Ltd.	52	95
Yuanta Securities Korea Co., Ltd.	34,320	131,870
Yuhan Corp.	2,386	122,307
*Yungjin Pharmaceutical Co., Ltd.	104	417
Yura Tech Co., Ltd.	4	37
Yuyu Pharma, Inc.	16	102
Zeus Co., Ltd.	8	142

TOTAL KOREA, REPUBLIC OF		53,742,553

MALAYSIA (1.6%)
#7-Eleven Malaysia Holdings BHD	600	222
Able Global BHD	300	127
Aeon Co. M Bhd	2,200	786
#AFFIN Bank BHD	409	168
#Alliance Bank Malaysia BHD	52,000	34,533
Allianz Malaysia BHD	100	318
*AMMB Holdings BHD	8,200	6,654
Astro Malaysia Holdings BHD	6,100	1,466
#Axiata Group BHD	169,000	161,205
Bank Islam Malaysia BHD	1,100	850
Batu Kawan BHD	200	1,077
*Berjaya Corp. BHD	6,500	400
#*Berjaya Sports Toto BHD	2,000	1,005

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MALAYSIA (Continued)
#Bermaz Auto BHD	800	$313
*Boustead Holdings BHD	800	118
Boustead Plantations BHD	1,000	173
#*British American Tobacco Malaysia BHD	32,100	117,051
*Bumi Armada BHD	12,700	1,564
#Bursa Malaysia BHD	120,400	218,354
#Cahya Mata Sarawak BHD	441,700	152,531
#Carlsberg Brewery Malaysia BHD	200	1,071
CB Industrial Product Holding BHD	300	92
CIMB Group Holdings BHD	271,811	342,635
#Comfort Glove BHD	162,600	46,726
#*Cypark Resources BHD	500	120
D&O Green Technologies BHD	1,900	2,588
#*Dayang Enterprise Holdings BHD	500	119
#Dialog Group BHD	269,500	184,179
*DiGi.Com BHD	225,100	229,938
DRB-Hicom BHD	3,900	1,554
#Dufu Technology Corp. BHD	300	322
#Duopharma Biotech BHD	534	218
Eco World Development Group BHD	1,300	320
*Econpile Holdings BHD	700	68
#*Ekovest BHD	4,800	481
FAR East Holdings BHD	200	146
Formosa Prosonic Industries BHD	200	211
FoundPac Group BHD	500	94
*Fraser & Neave Holdings BHD	200	1,307
#Frontken Corp. BHD	9,800	9,017
*Gamuda BHD	21,000	16,431
Gas Malaysia BHD	200	131
Genting Malaysia BHD	378,200	289,518
Genting Plantations BHD	400	705
George Kent Malaysia BHD	500	84
#Globetronics Technology BHD	84,400	42,598
#Guan Chong BHD	500	366
Hai-O Enterprise BHD	311	146
#HAP Seng Consolidated BHD	800	1,515
Hartalega Holdings BHD	2,000	2,830
#Heineken Malaysia BHD	200	1,111
#Hengyuan Refining Co. BHD	200	210
HeveaBoard BHD	600	69
#*Hiap Teck Venture BHD	3,500	478
Hibiscus Petroleum BHD	498,800	108,409
#*Hong Leong Bank BHD	29,000	131,799
*Hong Leong Financial Group BHD	400	1,772
*Hong Leong Industries BHD	100	220
Hup Seng Industries BHD	600	133
*IGB BHD	400	188
IHH Healthcare BHD	115,600	182,571
IJM Corp. BHD	312,600	139,655
Inari Amertron BHD	317,000	296,255
IOI Corp. BHD	18,900	17,937
#IOI Properties Group BHD	4,300	1,329
*Iskandar Waterfront City BHD	800	76
#*JAKS Resources BHD	4,800	539
#*Jaya Tiasa Holdings BHD	600	103
*JCY International BHD	600	46

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MALAYSIA (Continued)
#JHM Consolidation BHD	600	$287
Karex BHD	1,100	125
Kim Loong Resources BHD	500	194
*KNM Group BHD	8,500	421
#Kossan Rubber Industries BHD	51,600	29,407
*KPJ Healthcare BHD	22,800	6,277
Kretam Holdings BHD	900	119
#Kuala Lumpur Kepong BHD	41,000	214,059
Leong Hup International BHD	7,000	1,107
*Lii Hen Industries BHD	100	74
Lingkaran Trans Kota Holdings BHD	200	186
LPI Capital BHD	300	1,022
*Magni-Tech Industries BHD	300	154
*Magnum BHD	1,800	939
#Mah Sing Group BHD	630,800	123,388
Malakoff Corp. BHD	5,700	1,115
Malayan Banking BHD	134,665	261,785
*Malayan Flour Mills BHD	1,000	182
*Malaysia Airports Holdings BHD	139,000	217,513
#Malaysia Building Society BHD	9,100	1,406
Malaysian Pacific Industries BHD	100	1,151
#Malaysian Resources Corp. BHD	28,945	2,866
Matrix Concepts Holdings BHD	5,900	3,063
#Maxis BHD	3,700	4,173
#Mega First Corp. BHD	26,000	22,603
*MISC BHD	73,100	124,805
MKH BHD	500	175
*MMC Corp. BHD	600	287
MNRB Holdings BHD	400	128
*MPHB Capital BHD	500	163
Muhibbah Engineering M BHD	400	92
#My EG Services BHD	980,164	246,165
#*Nestle Malaysia BHD	100	3,248
*Notion VTEC BHD	400	46
#Padini Holdings BHD	600	455
Paramount Corp. BHD	500	94
#Pentamaster Corp. BHD	700	904
Perak Transit BHD	600	99
Petron Malaysia Refining & Marketing BHD	100	109
Petronas Chemicals Group BHD	102,900	215,938
Petronas Dagangan BHD	400	1,967
*Petronas Gas BHD	800	3,234
#PIE Industrial BHD	200	186
#*Pos Malaysia BHD	400	71
Power Root BHD	400	143
Press Metal Aluminium Holdings BHD	147,300	197,775
Public Bank BHD	678,700	683,453
QL Resources BHD	5,700	6,951
#Ranhill Utilities BHD	913	139
RHB Bank BHD	134,388	181,088
Sam Engineering & Equipment M BHD	100	527
#*Sapura Energy BHD	523,900	12,651
Sarawak Oil Palms BHD	300	278
#Scientex BHD	1,900	2,138
#»Serba Dinamik Holdings BHD	14,400	1,217

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MALAYSIA (Continued)
*Shangri-La Hotels Malaysia BHD	100	$84
#Sime Darby BHD	235,800	129,260
Sime Darby Plantation BHD	77,242	74,799
#Sime Darby Property BHD	6,500	1,138
Skp Resources BHD	800	352
*SP Setia BHD Group	180,300	67,923
Sunway BHD	8,100	3,482
#Supermax Corp. BHD	170,200	78,914
Syarikat Takaful Malaysia Keluarga BHD	760	729
*Ta Ann Holdings BHD	200	157
#Taliworks Corp. BHD	600	121
Telekom Malaysia BHD	107,800	150,727
#Tenaga Nasional BHD	130,600	304,660
#*Thong Guan Industries BHD	300	207
TIME dotCom BHD	67,900	74,114
Top Glove Corp. BHD	319,000	209,534
*Tropicana Corp. BHD	400	98
TSH Resources BHD	1,600	452
Uchi Technologies BHD	400	304
*UEM Edgenta BHD	300	133
#*UEM Sunrise BHD	4,800	458
UMW Holdings BHD	500	412
United Malacca BHD	200	249
#*United Plantations BHD	200	684
UOA Development BHD	400	169
#*Velesto Energy BHD	13,700	529
ViTrox Corp. BHD	200	951
*VS Industry BHD	7,300	2,785
#*WCT Holdings BHD	1,110	166
Wellcall Holdings BHD	700	179
Westports Holdings BHD	1,500	1,619
*Yinson Holdings BHD	48,900	69,081
YNH Property BHD	500	322
YTL Corp. BHD	12,100	1,841
YTL Power International BHD	3,800	647

TOTAL MALAYSIA		6,512,767

MEXICO (1.9%)
*ALEATICA SAB de CV	400	356
Alpek SAB de CV	63,600	69,783
*Alsea SAB de CV	32,400	68,166
America Movil Sab de CV, Sponsored ADR	10,950	194,691
*America Movil SAB de CV, Class L	1,068,900	954,793
Arca Continental SAB de CV	28,500	174,152
*Axtel SAB de CV	23,500	5,354
Banco del Bajio SA	115,500	217,304
Becle SAB de CV	12,600	28,864
#Bolsa Mexicana de Valores SAB de CV	30,500	58,556
*Cemex Sab de CV, Sponsored ADR	12,240	78,703
*Cemex SAB de CV	639,400	412,094
Cia Minera Autlan SAB de CV, Class B	500	324
Coca-Cola Femsa Sab de CV, Sponsored ADR	396	21,285
Coca-Cola Femsa SAB de CV, Class A	18,960	102,400
Consorcio ARA SAB de CV	21,100	4,489
*Controladora Vuela Cia de Aviacion SAB de CV, Class A	50,400	91,880

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MEXICO (Continued)
Corp. Actinver SAB de CV	200	$107
Corp. Inmobiliaria Vesta SAB de CV	41,100	71,705
El Puerto de Liverpool SAB de CV	14,300	63,408
*Elementia Materiales Sab de CV	350	247
*Fomento Economico Mexicano Sab de CV, Sponsored ADR	520	42,739
*Fomento Economico Mexicano SAB de CV	59,900	493,534
*Fortaleza Materiales Sab de CV	350	264
GCC SAB de CV	200	1,491
#*Genomma Lab Internacional SAB de CV, Class B	128,000	122,747
*Gruma SAB de CV, Class B	11,510	135,450
*Grupo Aeroportuario del Centro Norte Sab de CV, Sponsored ADR	288	13,936
#*Grupo Aeroportuario del Centro Norte SAB de CV	7,861	47,538
Grupo Aeroportuario del Pacifico Sab de CV, Sponsored ADR	500	63,140
#Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,200	267,830
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,290	106,915
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	100	20,165
Grupo Bimbo SAB de CV, Class A	84,900	251,853
*Grupo Carso SAB de CV, Class A1	23,700	79,892
Grupo Comercial Chedraui SA de CV	38,985	77,048
*Grupo Financiero Banorte SAB de CV, Class O	100,200	635,792
*Grupo Financiero Inbursa SAB de CV, Class O	90,000	90,556
*Grupo GICSA SAB de CV	1,800	231
Grupo Herdez SAB de CV	5,830	10,745
*Grupo Hotelero Santa Fe SAB de CV	600	139
#Grupo Industrial Saltillo SAB de CV	600	873
*Grupo Mexico SAB de CV, Class B	108,700	477,914
Grupo Rotoplas SAB de CV	3,900	5,397
*Grupo Simec SAB de CV, Class B	100	828
Grupo Televisa Sab, Sponsored ADR	5,680	57,482
Grupo Televisa SAB	137,900	280,593
*Hoteles City Express SAB de CV	20,000	6,182
Industrias Bachoco Sab de CV, ADR	136	5,773
Industrias Bachoco SAB de CV, Class B	8,400	29,858
#*Industrias Penoles SAB de CV	12,700	163,203
*Kimberly-Clark de Mexico SAB de CV, Class A	49,800	78,956
La Comer SAB de CV	33,187	59,999
Medica Sur SAB de CV, Class B	100	214
Megacable Holdings SAB de CV	50,700	149,708
*Minera Frisco SAB de CV	600	111
*Nemak SAB de CV	233,084	53,894
Orbia Advance Corp. SAB de CV	59,900	156,026
Organizacion Cultiba SAB de CV	200	100
*Organizacion Soriana SAB de CV, Class B	600	723
Promotora y Operadora de Infraestructura SAB de CV	25,659	189,105
Promotora y Operadora de Infraestructura SAB de CV	80	379
Qualitas Controladora SAB de CV	12,800	59,424
Telesites SAB de CV	48,100	43,972
#*Unifin Financiera SAB de CV	10,404	16,014
Vitro SAB de CV, Class A	100	116
Wal-Mart de Mexico SAB de CV	184,300	644,238

TOTAL MEXICO		7,561,748

PERU (0.1%)
*Aenza SAA, Class A, ADR	1,745	3,385

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
PERU (Continued)
Cementos Pacasmayo SAA, ADR	448	$2,755
*Cia de Minas Buenaventura SAA, Sponsored ADR	461	3,633
CrediCorp., Ltd.	2,925	379,256

TOTAL PERU		389,029

PHILIPPINES (0.8%)
*8990 Holdings, Inc.	2,200	449
Aboitiz Equity Ventures, Inc.	20,400	19,587
Aboitiz Power Corp.	2,600	1,658
Alliance Global Group, Inc.	16,500	3,404
*Apex Mining Co., Inc.	4,000	115
Asia United Bank Corp.	200	182
*Atlas Consolidated Mining & Development Corp.	20,700	2,587
Ayala Corp.	12,580	215,365
Ayala Land, Inc.	256,700	178,738
*AyalaLand Logistics Holdings Corp.	2,000	230
*Bank of the Philippine Islands	10,700	18,456
BDO Unibank, Inc.	165,710	407,947
*Belle Corp.	5,000	139
*Bloomberry Resorts Corp.	131,000	17,671
*Cebu Air, Inc.	24,890	21,849
Cebu Landmasters, Inc.	49,952	2,874
*CEMEX Holdings Philippines, Inc.	5,000	123
Century Pacific Food, Inc.	76,500	42,947
*Chelsea Logistics and Infrastructure Holdings Corp.	800	31
China Banking Corp.	1,600	766
COL Financial Group, Inc.	2,000	162
Cosco Capital, Inc.	48,900	5,063
D&L Industries, Inc.	117,800	19,723
DMCI Holdings, Inc.	681,000	107,398
DoubleDragon Properties Corp.	67,100	13,683
Eagle Cement Corp.	900	257
*East West Banking Corp.	4,900	920
Emperador, Inc.	5,300	1,924
Filinvest Development Corp.	800	128
*Filinvest Land, Inc.	168,000	3,833
First Gen Corp.	1,200	716
*First Philippine Holdings Corp.	1,010	1,493
Global Ferronickel Holdings, Inc.	3,000	126
*Globe Telecom, Inc.	1,675	99,550
GT Capital Holdings, Inc.	14,440	161,845
Holcim Philippines, Inc.	8,600	1,000
*Integrated Micro-Electronics, Inc.	10,100	1,779
International Container Terminal Services, Inc.	58,150	207,637
JG Summit Holdings, Inc.	4,520	5,398
*Jollibee Foods Corp.	31,790	148,324
LT Group, Inc.	4,300	858
*MacroAsia Corp.	600	61
Manila Electric Co.	8,130	46,287
*Max’s Group, Inc.	500	72
*Megawide Construction Corp.	900	109
*Megaworld Corp.	31,000	1,888
Metro Pacific Investments Corp.	1,394,000	103,700
Metropolitan Bank & Trust Co.	187,690	177,600
Nickel Asia Corp.	504,300	54,822

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
PHILIPPINES (Continued)
*Petron Corp.	5,000	$384
Philex Mining Corp.	2,000	206
*Philippine National Bank	500	199
*Philippine Savings Bank	80	92
*Philippine Seven Corp.	720	1,300
Philippine Stock Exchange, Inc. (The)	40	175
*Phoenix Petroleum Philippines, Inc.	300	68
*Pilipinas Shell Petroleum Corp.	500	214
#Pldt, Inc., Sponsored ADR	1,225	40,204
PLDT, Inc.	5,845	190,389
*»PNB Holdings Corp.	78	0
Premium Leisure Corp.	10,000	86
Puregold Price Club, Inc.	7,000	5,867
*PXP Energy Corp.	500	66
Rizal Commercial Banking Corp.	1,000	384
Robinsons Land Corp.	185,500	62,557
Robinsons Retail Holdings, Inc.	38,430	47,456
San Miguel Corp.	700	1,623
San Miguel Food and Beverage, Inc.	1,320	1,990
*Security Bank Corp.	2,490	5,972
Semirara Mining & Power Corp.	235,200	121,309
Shakey’s Pizza Asia Ventures, Inc.	600	95
SM Investments Corp.	7,205	137,926
SM Prime Holdings, Inc.	292,700	192,191
*Top Frontier Investment Holdings, Inc.	80	208
Union Bank of the Philippines	880	1,581
Universal Robina Corp.	61,720	168,962
Vista Land & Lifescapes, Inc.	115,200	8,615
Vistamalls, Inc.	2,000	152
Wilcon Depot, Inc.	117,700	72,848

TOTAL PHILIPPINES		3,164,593

POLAND (1.1%)
*11 bit studios SA	4	417
AB SA	48	686
*Agora SA	40	82
*Alior Bank SA	29,913	472,407
Alumetal SA	32	441
Amica SA	4	123
*AmRest Holdings SE	5,138	41,216
Apator SA	66	357
Asseco Poland SA	5,832	143,728
Asseco South Eastern Europe SA	20	241
Auto Partner SA	3,128	10,592
Bank Handlowy w Warszawie SA	83	1,206
*Bank Millennium SA	63,838	146,518
*Bank Ochrony Srodowiska SA	92	278
Bank Polska Kasa Opieki SA	9,217	304,602
*Benefit Systems SA	69	14,313
Budimex SA	86	5,501
*CCC SA	2,050	61,963
CD Projekt SA	1,569	68,433
Celon Pharma SA	6	55
Ciech SA	1,471	13,099

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
POLAND (Continued)
Cognor Holding SA	9,282	$10,140
ComArch SA	4	225
Cyfrowy Polsat SA	9,409	84,209
Develia SA	904	814
*Dino Polska SA	1,853	165,655
Dom Development SA	24	807
Echo Investment SA	274	317
*Enea SA	14,418	36,563
Eurocash SA	266	657
Fabryki Mebli Forte SA	42	481
*Famur SA	724	566
*Globe Trade Centre SA	320	550
*Grupa Azoty SA	3,566	26,656
Grupa Kety SA	108	16,959
*Grupa Lotos SA	6,275	97,557
*ING Bank Slaski SA	172	11,735
Inter Cars SA	38	4,356
*Jastrzebska Spolka Weglowa SA	22,641	294,183
Kernel Holding SA	574	8,668
KGHM Polska Miedz SA	4,654	179,078
LiveChat Software SA	1,695	51,871
*Lubelski Wegiel Bogdanka SA	44	444
*mBank SA	2,082	294,806
Mirbud SA	158	153
Neuca SA	59	13,793
NEWAG SA	56	324
*Orange Polska SA	32,635	63,729
*PGE Polska Grupa Energetyczna SA	49,485	121,744
*PKP Cargo SA	64	295
Polski Holding Nieruchomosci SA	20	76
Polski Koncern Naftowy ORLEN SA	16,617	358,712
Polskie Gornictwo Naftowe i Gazownictwo SA	59,346	89,555
*Powszechna Kasa Oszczednosci Bank Polski SA	27,994	342,671
Powszechny Zaklad Ubezpieczen SA	20,936	209,536
Santander Bank Polska SA	2,618	243,304
*Tauron Polska Energia SA	142,341	117,325
Ten Square Games SA	165	14,618
*TIM SA	84	891
*VRG SA	394	375
Warsaw Stock Exchange	1,871	20,659
Wirtualna Polska Holding SA	663	24,281
*Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	12	103

TOTAL POLAND		4,195,699

QATAR (0.6%)
Aamal Co.	37,156	11,134
»Al Khalij Commercial Bank PQSC	6,456	3,972
Al Meera Consumer Goods Co. QSC	2,203	11,853
Barwa Real Estate Co.	36,394	31,486
Commercial Bank PSQC (The)	43,079	72,291
Doha Bank QPSC	2,356	1,866
*Gulf International Services QSC	217,693	110,013
Gulf Warehousing Co.	18,206	24,491
Industries Qatar QSC	35,045	152,654
Masraf Al Rayan QSC	118,021	154,779

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
QATAR (Continued)
Mazaya Real Estate Development QPSC	8,225	$2,354
Medicare Group	144	335
Mesaieed Petrochemical Holding Co.	6,160	4,060
Ooredoo QPSC	1,672	3,178
Qatar Electricity & Water Co. QSC	3,636	16,777
*Qatar First Bank	428	215
Qatar Fuel QSC	31,863	160,934
Qatar Gas Transport Co., Ltd.	216,678	193,409
Qatar Industrial Manufacturing Co. QSC	12,733	11,156
*Qatar Insurance Co. SAQ	2,484	1,672
Qatar International Islamic Bank QSC	6,004	16,144
Qatar Islamic Bank SAQ	84,695	428,476
Qatar Islamic Insurance Group	108	234
Qatar National Bank QPSC	164,082	923,834
Qatar National Cement Co. QSC	252	351
*Salam International Investment, Ltd. QSC	99,438	26,054
United Development Co. QSC	121,590	51,862
Vodafone Qatar QSC	3,240	1,441
Widam Food Co.	124	139

TOTAL QATAR		2,417,164

RUSSIAN FEDERATION (1.2%)
Etalon Group PLC, Registered, GDR	5,953	9,358
Gazprom PJSC, ADR	110,061	1,079,258
*Global Ports Investments PLC, Registered, GDR	687	2,720
Globaltrans Investment PLC, GDR	4,770	42,024
*Lenta PLC, Sponsored GDR	130	394
LUKOIL PJSC, ADR	9,827	1,002,354
Magnitogorsk Iron & Steel Works PJSC, GDR	3,462	42,237
*Mail.Ru Group, Ltd., GDR	2,255	46,137
MMC Norilsk Nickel PJSC, ADR	66	2,065
MMC Norilsk Nickel PJSC, Sponsored ADR	193	6,026
Mobile TeleSystems PJSC, Sponsored ADR	12,900	118,551
Novatek PJSC, GDR	635	160,973
Novolipetsk Steel PJSC, GDR	1,202	37,959
PhosAgro PJSC, GDR	3,917	93,695
Polyus PJSC, Class G, GDR	1,794	177,785
Ros Agro PLC, Registered, GDR	2,962	49,228
Rosneft Oil Co. PJSC, GDR	26,817	238,939
Rostelecom PJSC, ADR	1,736	13,645
RusHydro PJSC, ADR	15,140	16,563
Sberbank of Russia PJSC, ADR	56,735	1,135,835
Severstal PAO, GDR	6,603	150,945
Tatneft PJSC, ADR	6,248	285,846
*VEON, Ltd., Sponsored ADR	15,200	32,072
VTB Bank PJSC, GDR	52,856	76,958
X5 Retail Group NV, GDR	3,296	112,196

TOTAL RUSSIAN FEDERATION		4,933,763

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SAUDI ARABIA (2.8%)
Abdullah Al Othaim Markets Co.	64	$1,976
Advanced Petrochemical Co.	164	3,253
Al Babtain Power & Telecommunication Co.	36	355
Al Hammadi Co. for Development and Investment	422	4,759
*Al Hassan Ghazi Ibrahim Shaker Co.	80	513
*Al Jouf Cement Co.	3,105	9,934
Al Khaleej Training and Education Co.	36	266
Al Moammar Information Systems Co.	416	16,658
Al Rajhi Bank	41,394	1,529,555
*Al Rajhi Co. for Co-operative Insurance	667	16,591
Al Yamamah Steel Industries Co.	820	9,903
*AlAbdullatif Industrial Investment Co.	2,345	21,538
Alandalus Property Co.	5,553	29,727
Aldrees Petroleum and Transport Services Co.	6,589	129,992
*Al-Etihad Cooperative Insurance Co.	28	165
Alinma Bank	133,879	897,666
*Allianz Saudi Fransi Cooperative Insurance Co.	1,501	10,084
Almarai Co. JSC	1,062	14,978
Arab National Bank	1,008	6,186
Arabian Cement Co.	21,488	223,422
Arabian Centres Co., Ltd.	136	925
Arriyadh Development Co.	786	5,574
*Aseer Trading Tourism & Manufacturing Co.	2,001	12,152
Astra Industrial Group	72	828
*AXA Cooperative Insurance Co.	696	6,726
*Bank AlBilad	17,291	194,535
Bank Al-Jazira	119,800	613,229
Banque Saudi Fransi	1,266	14,260
Bawan Co.	897	9,482
Bupa Arabia for Cooperative Insurance Co.	88	3,393
City Cement Co.	29,524	190,640
Co. For Cooperative Insurance (The)	857	19,649
Dallah Healthcare Co.	44	851
*Dar Al Arkan Real Estate Development Co.	844	2,225
*Dur Hospitality Co.	2,862	27,278
Eastern Province Cement Co.	504	6,450
*Emaar Economic City	612	2,072
Etihad Etisalat Co.	51,655	416,584
Fitaihi Holding Group	20	261
Hail Cement Co.	2,385	9,385
Halwani Brothers Co.	902	22,509
Herfy Food Services Co.	995	17,402
Jarir Marketing Co.	8,480	458,488
Leejam Sports Co. JSC	624	18,898
Maharah Human Resources Co.	4,034	92,491
*Methanol Chemicals Co.	53	502
*Middle East Healthcare Co.	190	1,879
*Middle East Paper Co.	48	592
*Mobile Telecommunications Co.	640	2,317
Mouwasat Medical Services Co.	72	3,451
Najran Cement Co.	5,085	25,622
*National Agriculture Development Co. (The)	15,583	147,484
*National Co for Glass Manufacturing (The)	40	394
National Gas & Industrialization Co.	158	2,490
National Gypsum	24	295
*National Industrialization Co.	524	3,479

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
National Medical Care Co.	812	$13,162
National Petrochemical Co.	188	2,411
Northern Region Cement Co.	4,879	19,355
Qassim Cement Co. (The)	64	1,392
*Rabigh Refining & Petrochemical Co.	296	2,249
Riyad Bank	3,968	31,260
SABIC Agri-Nutrients Co.	836	36,552
Sahara International Petrochemical Co.	1,286	15,051
*Saudi Arabian Mining Co.	32,540	707,901
Saudi Automotive Services Co.	1,130	10,183
Saudi Basic Industries Corp.	24,557	844,558
Saudi British Bank (The)	46,363	409,751
Saudi Cement Co.	120	1,894
Saudi Ceramic Co.	220	3,185
Saudi Chemical Co. Holding	8,707	88,094
Saudi Co. For Hardware CJSC	2,634	40,308
Saudi Electricity Co.	33,221	252,419
Saudi Industrial Investment Group	304	3,068
Saudi Industrial Services Co.	3,233	30,340
Saudi Investment Bank (The)	648	3,113
*Saudi Kayan Petrochemical Co.	2,520	13,679
*Saudi Marketing Co.	813	7,012
Saudi National Bank (The)	87,570	1,538,528
*Saudi Printing & Packaging Co.	28	203
*Saudi Public Transport Co.	3,153	20,342
*Saudi Re for Cooperative Reinsurance Co.	70	357
*Saudi Real Estate Co.	140	834
*Saudi Research & Marketing Group	52	2,343
Saudi Telecom Co.	24,355	759,693
Saudia Dairy & Foodstuff Co.	24	1,049
Savola Group (The)	36,063	351,890
*Seera Group Holding	236	1,460
Southern Province Cement Co.	7,721	147,384
*Tabuk Cement Co.	3,443	17,440
*Takween Advanced Industries Co.	56	302
Umm Al-Qura Cement Co.	1,036	7,333
United Electronics Co.	44	1,652
United International Transportation Co.	17,631	235,964
United Wire Factories Co.	598	5,460
*Yamama Cement Co.	172	1,270
Yanbu Cement Co.	120	1,225
Yanbu National Petrochemical Co.	7,385	149,830
*Zamil Industrial Investment Co.	2,303	21,704

TOTAL SAUDI ARABIA		11,065,513

SOUTH AFRICA (3.9%)
Absa Group, Ltd.	50,180	462,184
Adcock Ingram Holdings, Ltd.	6,010	19,370
Advtech, Ltd.	31,150	39,347
AECI, Ltd.	8,113	59,993
African Rainbow Minerals, Ltd.	3,258	43,625
Afrimat, Ltd.	156	517
Alexander Forbes Group Holdings, Ltd.	3,803	1,098
Altron, Ltd., Class A	77	55

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SOUTH AFRICA (Continued)
Alviva Holdings, Ltd.	287	$282
Anglo American Platinum, Ltd.	2,193	222,676
AngloGold Ashanti, Ltd.	19,768	371,014
Aspen Pharmacare Holdings, Ltd.	27,606	441,787
*Astral Foods, Ltd.	8,384	97,630
*Aveng, Ltd.	332,970	1,314
AVI, Ltd.	20,793	108,206
Balwin Properties, Ltd.	516	119
*Barloworld, Ltd.	26,871	226,795
Bid Corp., Ltd.	18,962	408,980
Bidvest Group, Ltd. (The)	19,535	245,974
*Blue Label Telecoms, Ltd.	2,673	974
Capitec Bank Holdings, Ltd.	4,137	464,536
Cashbuild, Ltd.	99	1,732
*City Lodge Hotels, Ltd.	929	330
*Clicks Group, Ltd.	14,769	270,933
Coronation Fund Managers, Ltd.	17,910	59,633
*Curro Holdings, Ltd.	250	202
*DataTec, Ltd.	10,990	30,078
Dis-Chem Pharmacies, Ltd.	1,833	3,853
*Discovery, Ltd.	19,987	183,999
*Distell Group Holdings, Ltd.	3,553	42,723
Drdgold, Ltd., ADR	368	3,319
DRDGOLD, Ltd.	32,219	29,082
Exxaro Resources, Ltd.	19,864	218,569
*Famous Brands, Ltd.	135	654
FirstRand, Ltd.	171,294	653,735
*Foschini Group, Ltd. (The)	19,385	165,410
Gold Fields, Ltd., Sponsored ADR	21,986	204,030
Gold Fields, Ltd.	57,057	537,950
*Grindrod Shipping Holdings, Ltd.	2	29
*Grindrod, Ltd.	1,401	473
Harmony Gold Mining Co., Ltd.	26,381	96,308
Hudaco Industries, Ltd.	154	1,387
Impala Platinum Holdings, Ltd.	45,431	591,769
Imperial Logistics, Ltd.	9,218	38,024
Investec, Ltd.	3,048	14,037
Invicta Holdings, Ltd.	101	196
Italtile, Ltd.	12,989	15,091
JSE, Ltd.	8,741	61,365
KAP Industrial Holdings, Ltd.	238,172	73,959
Kumba Iron Ore, Ltd.	548	16,736
Lewis Group, Ltd.	132	375
*Liberty Holdings, Ltd.	9,324	55,349
Libstar Holdings, Ltd.	638	279
*Life Healthcare Group Holdings, Ltd.	141,328	226,125
*Long4Life, Ltd.	1,474	580
*Massmart Holdings, Ltd.	7,239	29,832
Merafe Resources, Ltd.	1,779	133
Metair Investments, Ltd.	8,529	16,267
MiX Telematics, Ltd.	701	352
Momentum Metropolitan Holdings	150,651	194,855
Motus Holdings, Ltd.	28,033	187,987
*Mpact, Ltd.	812	1,816
Mr Price Group, Ltd.	22,764	299,467
*MTN Group, Ltd.	134,688	1,213,787

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SOUTH AFRICA (Continued)
MultiChoice Group	19,615	$156,752
*Murray & Roberts Holdings, Ltd.	734	674
*Nampak, Ltd.	1,284	329
Nedbank Group, Ltd.	26,150	299,194
NEPI Rockcastle PLC	23,238	156,551
*Netcare, Ltd.	123,685	137,600
*Northam Platinum Holdings, Ltd.	18,261	274,816
Oceana Group, Ltd.	4,186	16,871
Old Mutual, Ltd.	389,831	399,833
Omnia Holdings, Ltd.	17,217	71,745
*Pepkor Holdings, Ltd.	63,713	100,725
*Pick n Pay Stores, Ltd.	10,250	40,258
*PPC, Ltd.	143,470	50,403
*PSG Group, Ltd.	28,594	143,873
PSG Konsult, Ltd.	1,455	1,330
Raubex Group, Ltd.	11,761	25,263
RCL Foods, Ltd.	364	308
Reunert, Ltd.	10,234	34,142
RFG Holdings, Ltd.	432	353
Royal Bafokeng Platinum, Ltd.	26,793	193,086
Sanlam, Ltd.	148,161	611,652
Santam, Ltd.	3,042	50,833
*Sappi, Ltd.	54,054	165,825
*Sasol, Ltd.	42,860	723,573
Shoprite Holdings, Ltd.	30,811	367,887
Sibanye Stillwater, Ltd.	186,160	653,275
SPAR Group, Ltd. (The)	28,574	366,537
*Spur Corp., Ltd.	152	192
*Stadio Holdings, Ltd.	60	13
Standard Bank Group, Ltd.	74,771	666,200
*Steinhoff International Holdings NV	2,605	413
*Sun International, Ltd.	823	1,746
Super Group, Ltd.	30,316	63,664
*Telkom SA SOC, Ltd.	33,783	112,751
Tiger Brands, Ltd.	11,852	150,232
Truworths International, Ltd.	30,753	109,092
*Tsogo Sun Gaming, Ltd.	3,937	3,178
*Tsogo Sun Hotels, Ltd.	2,852	657
Vodacom Group, Ltd.	32,507	289,954
Wilson Bayly Holmes-Ovcon, Ltd.	3,565	25,065
Woolworths Holdings, Ltd.	41,406	146,855

TOTAL SOUTH AFRICA		15,372,986

TAIWAN (17.8%)
#AcBel Polytech, Inc.	332,000	413,082
Accton Technology Corp.	1,000	8,756
Acer, Inc.	4,000	3,740
Acter Group Corp., Ltd.	1,000	6,671
#ADATA Technology Co., Ltd.	225,000	671,557
Addcn Technology Co., Ltd.	2,000	18,196
Advanced International Multitech Co., Ltd.	9,000	25,568
Advantech Co., Ltd.	3,000	39,161
Aerospace Industrial Development Corp.	3,000	3,042
Airtac International Group	1,046	31,220

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
All Ring Tech Co., Ltd.	5,000	$19,598
Allis Electric Co., Ltd.	1,050	895
Alltop Technology Co., Ltd.	4,000	22,727
Amazing Microelectronic Corp.	4,000	29,344
Anpec Electronics Corp.	4,000	26,251
Apex International Co., Ltd.	11,000	30,854
Ardentec Corp.	1,000	2,136
ASE Technology Holding Co., Ltd.	144,000	516,792
Asia Cement Corp.	371,000	591,017
*Asia Pacific Telecom Co., Ltd.	4,000	1,184
Asia Vital Components Co., Ltd.	1,000	2,981
Asustek Computer, Inc.	1,000	12,694
*Aten International Co., Ltd.	4,000	12,140
#AU Optronics Corp.	1,324,000	914,138
AURAS Technology Co., Ltd.	2,000	11,471
Bank of Kaohsiung Co., Ltd.	3,229	1,306
BenQ Materials Corp.	17,000	24,056
BES Engineering Corp.	76,000	23,996
Brighton-Best International Taiwan, Inc.	3,000	3,749
C Sun Manufacturing, Ltd.	13,000	21,200
Capital Securities Corp.	636,000	346,491
Career Technology MFG. Co., Ltd.	25,000	22,475
Cathay Financial Holding Co., Ltd.	805,000	1,681,878
Cathay Real Estate Development Co., Ltd.	1,000	701
Chailease Holding Co., Ltd.	2,100	20,087
Chang Hwa Commercial Bank, Ltd.	26,150	15,422
*Chang Wah Electromaterials, Inc.	2,000	2,431
Channel Well Technology Co., Ltd.	14,000	20,415
Chenbro Micom Co., Ltd.	2,000	5,408
Cheng Loong Corp.	1,000	1,223
*Cheng Mei Materials Technology Corp.	2,000	856
Cheng Shin Rubber Industry Co., Ltd.	424,000	519,927
Cheng Uei Precision Industry Co., Ltd.	1,000	1,388
Chicony Electronics Co., Ltd.	9,000	25,697
*China Airlines, Ltd.	917,000	567,179
China Bills Finance Corp.	2,000	1,197
China Chemical & Pharmaceutical Co., Ltd.	1,000	795
China Development Financial Holding Corp.	3,627,000	1,852,074
China General Plastics Corp.	2,100	2,805
China Life Insurance Co., Ltd.	1,040	1,085
China Metal Products	14,000	16,110
China Steel Chemical Corp.	1,000	4,441
China Steel Corp.	1,334,000	1,611,824
Chin-Poon Industrial Co., Ltd.	21,000	22,579
Chipbond Technology Corp.	238,000	550,314
ChipMOS Technologies, Inc.	1,000	1,660
Chlitina Holding, Ltd.	1,000	8,577
Chroma ATE, Inc.	2,000	13,018
Chun Yuan Steel Industry Co., Ltd.	1,000	816
Chung Hung Steel Corp.	855,000	1,079,184
*Chung Hwa Pulp Corp.	2,000	1,597
#Chung-Hsin Electric & Machinery Manufacturing Corp.	300,000	443,929
Chunghwa Telecom Co., Ltd.	170,000	675,513
Chunghwa Telecom Co., Ltd., Sponsored ADR	500	19,750
Compal Electronics, Inc.	22,000	19,343
Compeq Manufacturing Co., Ltd.	2,000	2,902

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
Concord Securities Co., Ltd.	2,000	$849
Concraft Holding Co., Ltd.	3,000	6,106
Continental Holdings Corp.	1,000	906
CTBC Financial Holding Co., Ltd.	1,332,000	1,111,257
CTCI Corp.	2,000	2,621
DA CIN Construction Co., Ltd.	10,000	10,914
*Da-Li Development Co., Ltd.	1,020	1,119
Darfon Electronics Corp.	15,000	22,520
*Darwin Precisions Corp.	2,000	802
Daxin Materials Corp.	2,000	6,609
De Licacy Industrial Co., Ltd.	2,000	1,104
Delta Electronics, Inc.	132,000	1,162,954
Dimerco Express Corp.	4,320	13,375
*D-Link Corp.	219,000	161,443
Dyaco International, Inc.	1,000	2,330
Dynapack International Technology Corp.	8,000	27,617
#E Ink Holdings, Inc.	313,000	1,034,385
E.Sun Financial Holding Co., Ltd.	1,016,522	970,518
Eastern Media International Corp.	1,900	2,169
Eclat Textile Co., Ltd.	1,000	21,828
Ecove Environment Corp.	3,000	25,136
E-LIFE MALL Corp.	1,000	2,999
Elite Advanced Laser Corp.	12,000	24,079
Elite Material Co., Ltd.	2,000	17,297
Elite Semiconductor Microelectronics Technology, Inc.	1,000	5,124
*ENNOSTAR, Inc.	13,000	34,126
EnTie Commercial Bank Co., Ltd.	2,000	1,201
Eternal Materials Co., Ltd.	360,000	476,401
*Eva Airways Corp.	901,000	610,743
Evergreen International Storage & Transport Corp.	322,000	313,217
Evergreen Marine Corp. Taiwan, Ltd.	2,000	7,156
Everlight Chemical Industrial Corp.	54,000	49,614
Everlight Electronics Co., Ltd.	28,000	49,841
Far Eastern Department Stores, Ltd.	1,000	795
Far Eastern International Bank	4,076	1,532
Far Eastern New Century Corp.	596,000	623,680
Far EasTone Telecommunications Co., Ltd.	212,000	466,562
*Federal Corp.	1,000	967
Feng Hsin Steel Co., Ltd.	1,000	2,816
Feng TAY Enterprise Co., Ltd.	11,000	85,442
First Financial Holding Co., Ltd.	15,150	12,476
*First Steamship Co., Ltd.	497,000	228,765
Fittech Co., Ltd.	1,000	7,552
FLEXium Interconnect, Inc.	149,000	514,911
Flytech Technology Co., Ltd.	7,000	18,351
Formosa Advanced Technologies Co., Ltd.	6,000	8,167
Formosa Chemicals & Fibre Corp.	5,000	14,474
Formosa Petrochemical Corp.	202,000	726,397
Formosa Plastics Corp.	301,000	1,163,583
Foxsemicon Integrated Technology, Inc.	1,000	7,354
Fubon Financial Holding Co., Ltd.	516,999	1,368,327
Fulgent Sun International Holding Co., Ltd.	8,000	29,631
Gamania Digital Entertainment Co., Ltd.	1,000	2,075
GEM Services, Inc.	2,000	7,163
Gemtek Technology Corp.	19,000	18,721

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
#Genesys Logic, Inc.	9,000	$46,604
Getac Holdings Corp.	2,000	3,761
Giant Manufacturing Co., Ltd.	1,000	11,597
Gigabyte Technology Co., Ltd.	3,000	12,137
Globalwafers Co., Ltd.	1,000	27,330
Gloria Material Technology Corp.	25,000	19,059
Gold Circuit Electronics, Ltd.	1,000	2,388
Goldsun Building Materials Co., Ltd.	1,000	924
Grand Plastic Technology Corp.	2,000	26,107
Great Taipei Gas Co., Ltd.	2,000	2,384
Great Tree Pharmacy Co., Ltd.	5,188	38,152
Great Wall Enterprise Co., Ltd.	1,030	1,989
Greatek Electronics, Inc.	1,000	2,859
HannsTouch Solution, Inc.	3,000	1,284
Hey Song Corp.	11,000	13,845
Highwealth Construction Corp.	1,000	1,616
Hiwin Technologies Corp.	1,030	11,445
Holtek Semiconductor, Inc.	11,000	40,743
Hon Hai Precision Industry Co., Ltd.	467,000	1,796,897
Hua Nan Financial Holdings Co., Ltd.	13,343	9,764
Huaku Development Co., Ltd.	1,000	3,272
Hung Sheng Construction, Ltd.	18,600	16,153
IBF Financial Holdings Co., Ltd.	213,600	122,130
*I-Chiun Precision Industry Co., Ltd.	13,000	27,441
Innolux Corp.	24,000	14,413
Inventec Corp.	5,000	4,774
ITE Technology, Inc.	4,000	14,959
ITEQ Corp.	1,000	4,621
KEE TAI Properties Co., Ltd.	2,000	942
Kenda Rubber Industrial Co., Ltd.	1,000	1,100
King Yuan Electronics Co., Ltd.	138,000	197,260
King’s Town Bank Co., Ltd.	1,000	1,492
Kinik Co.	10,000	27,186
Kinpo Electronics	833,000	389,413
KS Terminals, Inc.	7,000	24,392
Kung Long Batteries Industrial Co., Ltd.	2,000	10,141
Kung Sing Engineering Corp.	108,900	33,600
*Kuo Yang Construction Co., Ltd.	6,545	5,649
*Lealea Enterprise Co., Ltd.	2,000	831
Lelon Electronics Corp.	9,000	20,681
*Li Peng Enterprise Co., Ltd.	2,000	744
*Lingsen Precision Industries, Ltd.	24,000	21,749
Lite-On Technology Corp.	81,000	178,553
Longchen Paper & Packaging Co., Ltd.	210,000	181,240
Longwell Co.	12,000	24,252
Machvision, Inc.	7,000	58,903
Macronix International Co., Ltd.	32,000	45,109
Makalot Industrial Co., Ltd.	13,975	121,867
Materials Analysis Technology, Inc.	5,000	25,712
MediaTek, Inc.	21,000	689,465
Mega Financial Holding Co., Ltd.	1,338,000	1,607,034
Mercuries & Associates Holding, Ltd.	1,000	832
*Mercuries Life Insurance Co., Ltd.	2,106	695
Merida Industry Co., Ltd.	1,000	10,393
Micro-Star International Co., Ltd.	149,000	750,130
Mirle Automation Corp.	1,000	1,503

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
MOSA Industrial Corp.	1,000	$1,582
MPI Corp.	4,000	18,412
Namchow Holdings Co., Ltd.	5,000	8,702
Nan Ya Plastics Corp.	348,000	1,064,955
Nantex Industry Co., Ltd.	1,000	2,931
Nanya Technology Corp.	269,000	643,275
Nichidenbo Corp.	13,000	23,561
Nien Made Enterprise Co., Ltd.	1,000	13,737
Novatek Microelectronics Corp.	1,000	14,941
O-Bank Co., Ltd.	2,000	561
OptoTech Corp.	681,000	1,050,574
*Orient Semiconductor Electronics, Ltd.	26,000	23,187
*Oriental Union Chemical Corp.	2,000	1,715
O-TA Precision Industry Co., Ltd.	11,000	68,828
Pchome Online, Inc.	6,000	31,285
Pegatron Corp.	144,000	352,123
Polytronics Technology Corp.	5,000	22,205
Power Wind Health Industry, Inc.	1,050	5,475
Powertech Technology, Inc.	1,000	3,503
President Chain Store Corp.	1,000	10,105
President Securities Corp.	2,080	1,694
Primax Electronics, Ltd.	2,000	3,704
Prince Housing & Development Corp.	4,000	1,906
Promate Electronic Co., Ltd.	16,000	22,324
Qisda Corp.	3,000	3,344
Quanta Computer, Inc.	141,000	395,491
Radiant Opto-Electronics Corp.	1,000	3,499
Radium Life Tech Co., Ltd.	51,000	19,257
Realtek Semiconductor Corp.	1,000	17,944
Rechi Precision Co., Ltd.	1,000	671
Rexon Industrial Corp., Ltd.	10,000	24,093
Rich Development Co., Ltd.	2,000	659
*Ritek Corp.	3,000	1,055
*Roo Hsing Co., Ltd.	2,000	607
Ruentex Development Co., Ltd.	1,400	3,569
Sampo Corp.	75,000	79,832
San Far Property, Ltd.	1,050	574
Sanyang Motor Co., Ltd.	175,000	170,227
#SDI Corp.	158,000	943,165
Shin Kong Financial Holding Co., Ltd.	162,547	57,342
*Shining Building Business Co., Ltd.	2,000	798
Shinkong Insurance Co., Ltd.	1,000	1,658
Sigurd Microelectronics Corp.	377,000	794,441
Silicon Optronics, Inc.	4,000	20,353
Simplo Technology Co., Ltd.	3,000	32,256
Sinbon Electronics Co., Ltd.	1,000	8,271
Sincere Navigation Corp.	1,000	996
Sino-American Silicon Products, Inc., Class A	136,000	926,767
Sinon Corp.	29,000	25,393
SinoPac Financial Holdings Co., Ltd.	247,000	125,683
Solar Applied Materials Technology Co.	1,140	2,050
Sonix Technology Co., Ltd.	1,000	3,085
Standard Foods Corp.	1,000	1,863
Stark Technology, Inc.	5,000	12,712
Sunjuice Holdings Co., Ltd.	2,000	26,718

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
Sunonwealth Electric Machine Industry Co., Ltd.	6,000	$8,307
Supreme Electronics Co., Ltd.	2,211	3,566
Symtek Automation Asia Co., Ltd.	6,000	21,792
Syncmold Enterprise Corp.	3,000	7,616
Synmosa Biopharma Corp.	1,120	926
Synnex Technology International Corp.	2,000	3,869
TA Chen Stainless Pipe	2,316	3,677
#Ta Ya Electric Wire & Cable	753,275	670,427
Taichung Commercial Bank Co., Ltd.	241,435	103,751
TaiDoc Technology Corp.	2,000	12,550
Taiflex Scientific Co., Ltd.	1,000	1,713
Tainan Spinning Co., Ltd.	2,000	1,633
Taishin Financial Holding Co., Ltd.	32,408	21,269
Taisun Enterprise Co., Ltd.	1,000	982
Taita Chemical Co., Ltd.	6,600	8,212
Taiwan Business Bank	25,476	8,667
Taiwan Cement Corp.	422,000	732,204
Taiwan Cogeneration Corp.	1,000	1,376
Taiwan Cooperative Financial Holding Co., Ltd.	14,280	11,605
Taiwan Fertilizer Co., Ltd.	28,000	68,368
Taiwan FU Hsing Industrial Co., Ltd.	1,000	1,455
Taiwan Glass Industry Corp.	2,000	1,963
Taiwan High Speed Rail Corp.	179,000	186,991
Taiwan Hon Chuan Enterprise Co., Ltd.	8,000	18,728
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,000	2,880
*Taiwan Land Development Corp.	51,000	6,236
Taiwan Mobile Co., Ltd.	163,000	575,015
Taiwan Paiho, Ltd.	1,000	3,107
Taiwan Pcb Techvest Co., Ltd.	15,000	25,298
Taiwan Sakura Corp.	10,000	25,172
Taiwan Secom Co., Ltd.	1,000	3,614
Taiwan Semiconductor Co., Ltd.	1,000	2,920
*Taiwan Semiconductor Manufacturing Co., Ltd.	1,014,000	21,513,566
Taiwan Shin Kong Security Co., Ltd.	20,000	27,761
Taiwan Styrene Monomer	45,000	29,371
*Taiwan TEA Corp.	51,000	38,330
#*Tatung Co., Ltd.	817,000	1,010,655
Tehmag Foods Corp.	1,100	11,827
Test Research, Inc.	7,000	14,071
Test Rite International Co., Ltd.	1,000	868
The Shanghai Commercial & Savings Bank, Ltd.	60,000	94,935
Ton Yi Industrial Corp.	2,000	935
Tong Yang Industry Co., Ltd.	1,000	1,215
Topkey Corp.	2,000	9,314
TPK Holding Co., Ltd.	1,000	1,528
Tripod Technology Corp.	7,000	29,577
TSC Auto Id Technology Co., Ltd.	2,000	14,888
TSRC Corp.	1,000	1,153
TTY Biopharm Co., Ltd.	1,000	2,467
*Tung Ho Steel Enterprise Corp.	1,000	1,453
TYC Brother Industrial Co., Ltd.	1,000	717
*Tycoons Group Enterprise	3,000	1,516
U-Ming Marine Transport Corp.	1,000	1,891
Unimicron Technology Corp.	48,000	327,957
*Union Bank Of Taiwan	4,252	1,804
Uni-President Enterprises Corp.	306,000	732,855

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
*Unitech Printed Circuit Board Corp.	411,000	$267,512
United Microelectronics Corp., Sponsored ADR	800	8,216
United Microelectronics Corp.	588,000	1,226,388
*United Renewable Energy Co., Ltd.	2,407	2,069
Universal Cement Corp.	31,000	22,964
UPC Technology Corp.	2,000	1,665
USI Corp.	1,000	1,237
#Vanguard International Semiconductor Corp.	272,000	1,413,381
Ventec International Group Co., Ltd.	2,000	9,098
Visual Photonics Epitaxy Co., Ltd.	1,000	5,052
Wafer Works Corp.	3,137	7,242
Walsin Lihwa Corp.	4,000	3,733
Walsin Technology Corp.	5,000	27,150
Wan Hai Lines, Ltd.	1,100	6,329
Wei Chuan Foods Corp.	2,000	1,643
Weikeng Industrial Co., Ltd.	23,000	23,076
Win Semiconductors Corp.	1,000	12,856
Winbond Electronics Corp.	3,000	2,837
Wisdom Marine Lines Co., Ltd.	2,000	4,696
Wistron Corp.	1,095,000	1,149,792
Wowprime Corp.	2,000	10,357
WPG Holdings, Ltd.	3,000	5,599
WT Microelectronics Co., Ltd.	1,000	2,258
XinTec, Inc.	1,000	4,855
Yageo Corp.	1,000	15,607
*Yang Ming Marine Transport Corp.	331,000	1,148,624
YC INOX Co., Ltd.	19,000	21,556
Yem Chio Co., Ltd.	1,059	579
#YFY, Inc.	448,000	515,526
*Yieh Phui Enterprise Co., Ltd.	4,000	3,567
Youngtek Electronics Corp.	7,000	21,245
Yuanta Financial Holding Co., Ltd.	15,000	13,323
Yulon Motor Co., Ltd.	1,000	1,478
YungShin Global Holding Corp.	1,000	1,564
Zeng Hsing Industrial Co., Ltd.	4,000	21,936
Zhen Ding Technology Holding, Ltd.	1,000	3,452
Zig Sheng Industrial Co., Ltd.	2,000	1,230
ZillTek Technology Corp.	1,000	11,399
ZongTai Real Estate Development Co., Ltd.	1,000	1,395

TOTAL TAIWAN		70,762,917

THAILAND (2.1%)
Aapico Hitech PCL—NVDR	440	281
Advanced INFO Service PCL—NVDR	57,100	325,229
Advanced Information Technology PCL—NVDR	300	398
After You PCL—NVDR	300	93
Airports of Thailand PCL—NVDR	162,100	315,089
Aj Plast PCL—NVDR	200	115
Allianz Ayudhya Capital PCL—NVDR, Class R	200	230
Amata Corp. PCL—NVDR	215,400	132,424
*Ananda Development PCL—NVDR	2,300	110
AP Thailand PCL—NVDR	646,800	172,506
Asia Plus Group Holdings PCL—NVDR	225,700	24,758
Asian Insulators PCL—NVDR	550	128

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
THAILAND (Continued)
Asian Sea Corp. PCL—NVDR	300	$143
B Grimm Power PCL—NVDR, Class R	19,300	24,719
Bangchak Corp. PCL—NVDR	73,600	60,996
Bangkok Bank PCL—NVDR	30,200	111,489
Bangkok Chain Hospital PCL—NVDR	1,700	1,040
Bangkok Dusit Medical Services PCL—NVDR	370,300	262,248
Bangkok Expressway & Metro PCL—NVDR, Class R	336,700	91,322
*Bangkok Insurance PCL—NVDR	1,600	13,453
Bangkok Land PCL—NVDR	670,300	22,220
Bangkok Life Assurance PCL—NVDR	900	807
Banpu PCL—NVDR	416,100	142,953
Banpu Power PCL—NVDR	1,100	580
*Bec World PCL—NVDR	1,100	405
Berli Jucker PCL—NVDR	62,900	63,976
*Better World Green PCL—NVDR	6,000	148
BG Container Glass PCL—NVDR, Class R	400	136
Bts Group Holdings PCL—NVDR	473,300	136,217
Bumrungrad Hospital PCL—NVDR	32,400	142,069
Cal-Co. Electronics Thailand PCL—NVDR	129,041	10,189
Carabao Group PCL—NVDR	700	2,616
Central Pattana PCL—NVDR	100,800	179,986
Central Retail Corp. PCL—NVDR, Class R	87,200	91,319
CH Karnchang PCL—NVDR	129,000	84,750
Charoen Pokphand Foods PCL—NVDR	236,300	179,811
Chularat Hospital PCL—NVDR	6,900	790
Ck Power PCL—NVDR	3,300	502
Com7 PCL—NVDR	800	1,730
*Country Group Development PCL—NVDR	5,500	86
CP ALL PCL—NVDR	198,900	383,624
Delta Electronics Thailand PCL—NVDR	13,600	170,499
Diamond Building Products PCL—NVDR	700	156
*Dynasty Ceramic PCL—NVDR	812,500	72,478
Eastern Polymer Group PCL—NVDR	5,500	1,840
Eastern Power Group PCL—NVDR	600	110
Eastern Water Resources Development And Management—NVDR	1,000	304
Ekachai Medical Care PCL—NVDR	700	171
Electricity Generating PCL—NVDR	28,200	151,697
Energy Absolute PCL—NVDR	72,900	143,900
Forth Corp. PCL—NVDR	700	422
Forth Smart Service PCL—NVDR	500	169
*Frasers Property Thailand PCL—NVDR, Class R	900	331
Gfpt PCL—NVDR	800	280
Global Green Chemicals PCL—NVDR	400	152
Global Power Synergy PCL—NVDR	47,000	110,480
Gulf Energy Development PCL, Class R	1,200	1,564
Gunkul Engineering PCL—NVDR	1,395,900	227,164
Haad Thip PCL—NVDR	100	114
Hana Microelectronics PCL—NVDR	41,400	99,812
Home Product Center PCL—NVDR	341,800	150,389
Humanica PCL—NVDR	400	129
Ichitan Group PCL—NVDR	800	263
Indorama Ventures PCL—NVDR	85,600	108,346
IRPC PCL—NVDR	49,300	6,389
*Italian-Thai Development PCL—NVDR	481,600	33,962
Jkn Global Media PCL—NVDR, Class R	500	133
Jmt Network Services PCL—NVDR	500	735

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
THAILAND (Continued)
Jubilee Enterprise PCL—NVDR	100	$75
JWD Infologistics PCL—NVDR	31,300	13,866
Karmarts PCL—NVDR	900	103
*Kaset Thai International Sugar Corp. PCL—NVDR	2,200	348
Kasikornbank PCL—NVDR	50,700	215,436
KCE Electronics PCL—NVDR	187,400	491,337
KGI Securities Thailand PCL	327,200	65,080
*Khon Kaen Sugar Industry PCL—NVDR	2,300	267
Kiatnakin Phatra Bank PCL—NVDR	300	542
Krung Thai Bank PCL—NVDR	7,700	2,669
Lalin Property PCL—NVDR	700	196
Land & Houses PCL	642,500	163,614
Lh Financial Group PCL—NVDR, Class R	5,300	235
*Loxley PCL—NVDR	2,300	190
LPN Development PCL	2,000	300
*Mbk PCL—NVDR	89,400	37,719
Mcs Steel PCL—NVDR	46,200	20,188
Mega Lifesciences PCL—NVDR	600	841
*Minor International PCL—NVDR	154,200	152,190
MK Restaurants Group PCL—NVDR	400	660
Modernform Group PCL—NVDR	1,400	165
*Mono Next PCL—NVDR	1,200	55
Namyong Terminal PCL—NVDR	800	98
Netbay PCL—NVDR	100	75
Noble Development PCL—NVDR	900	178
Northeast Rubber PCL, Class R	140,700	32,437
Origin Property PCL—NVDR	1,400	477
Osotspa PCL—NVDR	900	888
Plan B Media PCL—NVDR	46,600	8,988
*Platinum Group PCL (The)—NVDR	1,500	147
Polyplex Thailand PCL—NVDR	2,500	1,838
*Power Solution Technologies PCL—NVDR	3,600	284
Premier Marketing PCL—NVDR	500	154
Prima Marine PCL—NVDR, Class R	157,900	30,930
*Principal Capital PCL—NVDR	900	119
Property Perfect PCL—NVDR	10,500	146
Pruksa Holding PCL—NVDR	1,200	499
PTG Energy PCL—NVDR	1,500	705
PTT Exploration & Production PCL—NVDR	85,800	303,820
PTT Global Chemical PCL—NVDR	113,900	215,391
PTT PCL—NVDR	435,300	498,498
Quality Houses PCL—NVDR	551,700	38,240
Rajthanee Hospital PCL—NVDR	200	200
Ratch Group PCL—NVDR	1,200	1,646
*Regional Container Lines PCL—NVDR	1,900	2,505
Rojana Industrial Park PCL—NVDR	1,000	208
*Rs PCL—NVDR	38,100	20,093
Sabina PCL—NVDR	300	175
Sahakol Equipment PCL—NVDR	2,200	162
Sahamitr Pressure Container PCL—NVDR	500	173
*Samart Corp. PCL—NVDR	1,100	209
*Sansiri PCL—NVDR	1,105,000	41,959
Sappe PCL—NVDR	100	77
SC Asset Corp. PCL—NVDR	3,300	356
Seafco PCL—NVDR	800	110

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
THAILAND (Continued)
Sena Development PCL—NVDR	1,000	$124
Sermsang Power Corp. Co., Ltd.—NVDR, Class R	770	320
Siam Cement PCL (The)—NVDR	28,600	340,451
Siam City Cement PCL—NVDR	200	1,022
Siam Commercial Bank PCL (The)—NVDR	21,100	80,121
Siam Global House PCL—NVDR	2,595	1,595
Siamgas & Petrochemicals PCL—NVDR	7,000	3,038
Sikarin PCL—NVDR	1,100	408
*Singha Estate PCL—NVDR	5,400	329
Sino-Thai Engineering & Construction PCL—NVDR	323,200	134,413
Sis Distribution Thailand PCL—NVDR	200	220
Sisb PCL—NVDR, Class A	300	89
Snc Former PCL—NVDR	300	128
Somboon Advance Technology PCL—NVDR	500	309
Spcg PCL—NVDR	38,500	20,653
Sri Trang Agro-Industry PCL—NVDR	155,100	151,910
Srivichai Vejvivat PCL—NVDR	500	178
*Star Petroleum Refining PCL—NVDR	3,500	1,107
*Stars Microelectronics Thailand PCL—NVDR	900	159
Supalai PCL	174,000	122,703
Super Energy Corp. PCL—NVDR, Class A	134,200	3,923
Susco PCL—NVDR	1,000	99
Svi PCL—NVDR	500	84
Syn MUN Kong Insurance PCL—NVDR	200	175
Syntec Construction PCL—NVDR	1,800	105
Tac Consumer PCL—NVDR	500	122
Taokaenoi Food & Marketing PCL—NVDR	600	119
Thai Nakarin Hospital PCL—NVDR	100	98
Thai Oil PCL—NVDR	112,500	189,012
Thai President Foods PCL—NVDR	100	586
Thai Reinsurance PCL—NVDR	3,000	117
*Thai Rubber Latex Group PCL—NVDR	1,800	138
Thai Solar Energy PCL—NVDR	1,200	98
Thai Stanley Electric PCL—NVDR	100	532
Thai Union Group PCL—NVDR	252,700	159,163
Thai Vegetable Oil PCL—NVDR	9,500	8,947
Thai Wah PCL—NVDR	900	150
Thaifoods Group PCL—NVDR	1,600	211
Thaire Life Assurance PCL—NVDR	800	73
Thaitheparos PCL—NVDR	100	92
Thanachart Capital PCL—NVDR	500	531
Thoresen Thai Agencies PCL—NVDR	70,100	24,506
Tipco Asphalt PCL—NVDR	1,100	607
Tisco Financial Group PCL—NVDR	300	834
Tks Technologies PCL—NVDR	400	148
TMB Bank PCL—NVDR	49,200	1,720
Tmt Steel PCL—NVDR, Class R	400	130
Toa Paint Thailand PCL—NVDR	700	696
Total Access Communication PCL—NVDR	1,200	1,383
TPC Power Holdings Co., Ltd.—NVDR	300	99
TPI Polene PCL—NVDR	10,300	531
TPI Polene Power PCL—NVDR	4,600	588
TQM Corp. PCL—NVDR, Class R	200	633
True Corp. PCL—NVDR	938,900	114,878
*TTCL PCL—NVDR	600	80
TTW PCL—NVDR	2,000	705

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
THAILAND (Continued)
*U City PCL—NVDR	5,600	$302
Union Auction PCL—NVDR	400	111
*Unique Engineering & Construction PCL—NVDR	1,200	242
United Paper PCL—NVDR, Class R	500	249
Univanich Palm Oil PCL—NVDR	900	228
Univentures PCL—NVDR	1,300	160
Vanachai Group PCL—NVDR	800	227
Vinythai PCL—NVDR	300	344
Wha Corp. PCL—NVDR	968,300	98,632
Wha Utilities And Power PCL—NVDR	1,600	204
Workpoint Entertainment PCL—NVDR	400	273

TOTAL THAILAND		8,103,697

TURKEY (0.5%)
*Afyon Cimento Sanayi T A/S	408	149
Agesa Hayat ve Emeklilik A/S	433	886
Akbank T.A.S.	542,419	330,580
Akcansa Cimento A/S	36	59
*Akenerji Elektrik Uretim A/S	224	45
Aksa Akrilik Kimya Sanayii A/S	11,669	28,447
*Aksa Enerji Uretim A/S	464	363
Aksigorta A/S	1,017	745
Alarko Holding A/S	208	204
*Albaraka Turk Katilim Bankasi A/S	1,060	195
Alkim Alkali Kimya A/S	793	1,410
Anadolu Anonim Turk Sigorta Sirketi	324	200
Anadolu Efes Biracilik Ve Malt Sanayii A/S	25,943	59,899
Anadolu Hayat Emeklilik A/S	761	738
*Anadolu Isuzu Otomotiv Sanayi VE Ticaret A/S, Class C	44	91
Arcelik A/S	13,839	48,475
Aselsan Elektronik Sanayi Ve Ticaret A/S	31,215	53,339
Aygaz A/S	88	168
*Bagfas Bandirma Gubre Fabrikalari A/S	44	96
*Bera Holding A/S	12,146	12,152
BIM Birlesik Magazalar A/S	21,485	138,874
Bizim Toptan Satis Magazalari A/S	44	57
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	48	120
Brisa Bridgestone Sabanci Sanayi VE Ticaret A/S	196	476
*Bursa Cimento Fabrikasi A/S	222	87
Cemtas Celik Makina Sanayi Ve Ticaret A/S	517	796
*Cimsa Cimento Sanayi VE Ticaret A/S	80	259
Coca-Cola Icecek A/S	11,437	101,224
Deva Holding A/S	56	137
Dogus Otomotiv Servis Ve Ticaret A/S	52	196
EGE Endustri VE Ticaret A/S	17	2,284
Enerjisa Enerji A/S	364	445
Erbosan Erciyas Boru Sanayii Ve Ticaret A/S	16	195
Eregli Demir ve Celik Fabrikalari TAS	55,518	113,690
*Fenerbahce Futbol A/S	48	153
Ford Otomotiv Sanayi A/S	3,300	63,700
Gentas Genel Metal Sanayi VE Ticaret A/S	140	47
*Global Yatirim Holding A/S	263	51
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	119	475
Goodyear Lastikleri TAS	1,014	844

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TURKEY (Continued)
*Gubre Fabrikalari TAS	56	$400
*Hektas Ticaret TAS	544	502
*IhlA/S Holding A/S	1,533	89
Is Yatirim Menkul Degerler A/S	216	359
*Isiklar Enerji VE Yapi Holding A/S	648	62
*Ittifak Holding A.S	424	54
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class D	2,936	2,278
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class A	224	151
Kartonsan Karton Sanayi ve Ticaret A/S	156	851
*Kerevitas Gida Sanayi VE Ticaret A/S	156	69
KOC Holding A/S	29,067	71,283
*Kordsa Teknik Tekstil A/S	92	264
*Koza Altin Isletmeleri A/S	68	759
*Kutahya Porselen Sanayi A/S	12	88
Logo Yazilim Sanayi Ve Ticaret AS	1,036	4,579
Mavi Giyim Sanayi Ve Ticaret AS, Class B	627	4,695
*Metro Ticari VE Mali Yatirimlar Holding A/S	312	42
*Migros Ticaret A/S	124	454
*Mlp Saglik Hizmetleri A/S	1,330	3,751
*Netas Telekomunikasyon A/S	40	72
Nuh Cimento Sanayi A/S	92	417
*Odas Elektrik Uretim VE Sanayi Ticaret A/S	1,139	166
Otokar Otomotiv Ve Savunma Sanayi A/S	16	561
*Peasus Hava Tasimaciligi A/S	72	596
*Petkim Petrokimya Holding A/S	273,008	185,410
Polisan Holding A/S	156	45
*Reysas Tasimacilik VE Lojistik Ticaret A/S	235	125
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	36,821	70,769
*Sasa Polyester Sanayi A/S	243	784
*Sekerbank Turk A/S	820	86
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	164	152
Tat Gida Sanayi A/S	116	115
*Tav Havalimanlari Holding A/S	559	1,545
Tekfen Holding A/S	272	428
*Teknosa Ic VE DIS Ticaret A/S	132	85
Tofas Turk Otomobil Fabrikasi A/S	1,712	10,470
*Turcas Petrol A/S	136	50
*Turk Hava Yollari AO	67,899	105,713
Turk Telekomunikasyon A/S	950	744
Turk Traktor VE Ziraat Makineleri A/S	28	480
Turkcell Iletisim Hizmetleri A/S	83,924	133,456
Turkiye Garanti Bankasi A/S	93,936	96,230
*Turkiye Halk Bankasi A/S	1,040	479
Turkiye Is Bankasi A/S	3,564	2,087
*Turkiye Petrol Rafinerileri A/S	6,623	96,296
Turkiye Sise VE CAM Fabrikalari A/S	77,103	69,444
*Turkiye Vakiflar Bankasi TAO	1,580	565
Ulker Biskuvi Sanayi A/S	14,874	31,217
Vestel Elektronik Sanayi VE Ticaret A/S	128	337
Yapi VE Kredi Bankasi A/S	5,264	1,495
Yatas Yatak VE Yorgan Sanayi VE Ticaret A/S	2,258	3,137
*Zorlu Enerji Elektrik Uretim A/S	1,005	171

TOTAL TURKEY		1,866,808

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED ARAB EMIRATES (0.4%)
Abu Dhabi Commercial Bank PJSC	37,603	$84,969
Abu Dhabi Islamic Bank PJSC	8,882	14,122
Agthia Group Pjsc	12,856	20,790
Aldar Properties PJSC	40,844	44,923
Aramex PJSC	29,977	35,664
Dana Gas PJSC	203,571	57,084
Dubai Islamic Bank PJSC	3,728	5,186
*Emaar Malls PJSC	4,840	2,635
Emaar Properties PJSC	64,675	70,606
Emirates NBD Bank PJSC	90,606	344,106
Emirates Telecommunications Group Co. PJSC	70,249	489,600
First Abu Dhabi Bank PJSC	99,870	484,512
*Manazel Real Estate PJSC	12,090	1,807
*Rak Properties Pjsc	128,322	25,538
RAS Al Khaimah Ceramics	22,962	17,129

TOTAL UNITED ARAB EMIRATES		1,698,671

TOTAL COMMON STOCKS (Cost $402,357,802)		395,116,171

PREFERRED STOCK (0.0%)
PHILIPPINES (0.0%)
*Cebu Air, Inc.	7,265	6,341

TOTAL PHILIPPINES		6,341

TOTAL PREFERRED STOCK (Cost $5,680)		6,341

RIGHTS (0.0%)
BRAZIL (0.0%)
*»Ultrapar Participacoes SA 11/4/2021	2,824	—

TOTAL BRAZIL		—

CHILE (0.0%)
*Itau Corpbanca 11/3/2021	220,579	—

TOTAL CHILE		—

KOREA, REPUBLIC OF (0.0%)
*Dongbang Transport Logistics Co., Ltd. 12/8/2021	1,314	855
*IsuPetasys Co., Ltd. 11/1/2021	11	8
*Samsung Heavy Industries Co., Ltd. 11/1/2021	380	406

TOTAL KOREA, REPUBLIC OF		1,269

TAIWAN (0.0%)
*Ta Ya Electric Wire & Cable 11/11/2021	25,137	3,390

TOTAL TAIWAN		3,390

TOTAL RIGHTS (Cost $–)		4,659

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
WARRANTS (0.0%)
THAILAND (0.0%)
BTS Group Holdings PCL 12/31/2024	32,280	$—
BTS Group Holdings PCL 12/31/2026	64,560	—
MBK PCL 12/31/2024	3,576	1,186
TOTAL THAILAND		1,186

TOTAL WARRANTS (Cost $–)		1,186

TOTAL INVESTMENT SECURITIES (Cost $402,363,482)		395,128,357

SECURITIES LENDING COLLATERAL (0.4%) @§ The DFA Short Term Investment Fund	150,819	1,744,896

TOTAL INVESTMENTS — 100.0% (Cost $404,108,378)		$396,873,253

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan.
»	Securities that have generally been fair value factored.
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COMMON STOCKS (98.0%)
AUSTRALIA (4.2%)
*A2B Australia, Ltd.	73,897	$73,820
Accent Group, Ltd.	151,390	281,999
Adairs, Ltd.	48,504	134,432
Adbri, Ltd.	210,042	470,133
*»Aet D Holdings No. 1 Pty, Ltd.	4	—
*Afterpay, Ltd.	4,982	461,349
AGL Energy, Ltd.	63,261	271,788
*Ainsworth Game Technology, Ltd.	23,526	23,855
*Alkane Resources, Ltd.	99,703	67,024
*Alliance Aviation Services, Ltd.	32,754	92,010
ALS, Ltd.	169,458	1,681,368
Altium, Ltd.	36,467	1,005,775
#Alumina, Ltd.	423,317	632,728
#*AMA Group, Ltd.	260,064	94,737
*»AMA Group, Ltd.	68,438	24,931
#*AMP, Ltd.	1,192,870	967,642
Ampol, Ltd.	109,243	2,506,702
Ansell, Ltd.	44,839	1,061,212
APA Group	109,312	673,255
Appen, Ltd.	7,243	58,482
ARB Corp., Ltd.	24,910	909,115
*Ardent Leisure Group, Ltd.	24,294	27,280
*Aristocrat Leisure, Ltd.	83,587	2,930,674
*»Aristocrat Leisure, Ltd.	4,062	142,419
ASX, Ltd.	4,088	254,913
Atlas Arteria, Ltd.	153,269	713,747
AUB Group, Ltd.	14,076	229,529
#*Aurelia Metals, Ltd.	428,130	122,196
Aurizon Holdings, Ltd.	512,016	1,296,019
AusNet Services, Ltd.	334,951	621,407
Austal, Ltd.	87,461	123,501
*Australia & New Zealand Banking Group, Ltd.	233,308	4,931,189
*Australian Agricultural Co., Ltd.	172,205	204,362
*Australian Pharmaceutical Industries, Ltd.	201,372	228,388
*Australian Strategic Materials, Ltd.	13,490	107,504
Auswide Bank, Ltd.	4,027	20,779
AVJennings, Ltd.	44,901	20,572
Baby Bunting Group, Ltd.	33,144	146,877
Bank of Queensland, Ltd.	255,864	1,691,180
Bapcor, Ltd.	148,076	884,199
#Beach Energy, Ltd.	1,053,223	1,103,551
Bega Cheese, Ltd.	108,475	441,598
Bell Financial Group, Ltd.	38,273	52,319
Bendigo & Adelaide Bank, Ltd.	196,531	1,365,434
#BHP Group, Ltd. , Sponsored ADR	49,113	2,693,357
#BHP Group, Ltd.	329,587	9,055,486
#*Bigtincan Holdings, Ltd.	32,791	28,816
Blackmores, Ltd.	5,307	375,370
BlueScope Steel, Ltd.	157,192	2,434,541
Brambles, Ltd.	159,186	1,200,429
Bravura Solutions, Ltd.	60,506	126,340
Breville Group, Ltd.	35,129	773,356
*Brickworks, Ltd.	35,999	641,903
BWX, Ltd.	24,890	87,118
Capitol Health, Ltd.	161,487	41,240

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Cardno, Ltd.	99,590	$113,325
carsales.com, Ltd.	97,425	1,804,519
Cedar Woods Properties, Ltd.	25,600	114,600
Challenger, Ltd.	222,938	1,162,095
*Champion Iron, Ltd.	81,531	269,447
#CIMIC Group, Ltd.	6,127	91,672
*City Chic Collective, Ltd.	38,998	181,314
Class, Ltd.	24,575	53,898
*Clean Seas Seafood, Ltd.	27,163	12,751
*»Clean Seas Seafood, Ltd. Private Placement	4,119	1,934
Cleanaway Waste Management, Ltd.	584,575	1,176,720
Clinuvel Pharmaceuticals, Ltd.	10,982	318,478
#Clover Corp., Ltd.	13,880	16,733
Cochlear, Ltd.	7,776	1,287,492
Codan, Ltd.	57,506	434,087
Coles Group, Ltd.	130,615	1,681,519
Collins Foods, Ltd.	67,476	648,720
Commonwealth Bank of Australia	80,104	6,298,192
Computershare, Ltd.	109,620	1,544,616
#*Cooper Energy, Ltd.	472,395	102,897
*Corporate Travel Management, Ltd.	11,769	216,484
Costa Group Holdings, Ltd.	111,363	244,243
*Crown Resorts, Ltd.	89,300	668,050
CSL, Ltd.	29,983	6,767,108
*CSR, Ltd.	309,364	1,377,915
Data#3, Ltd.	41,113	175,090
*Decmil Group, Ltd.	41,293	9,770
*»Decmil Group, Ltd. Plt T2	881	208
#Dicker Data, Ltd.	13,951	157,074
Domain Holdings Australia, Ltd.	71,915	308,968
Domino’s Pizza Enterprises, Ltd.	23,328	2,373,485
Downer EDI, Ltd.	334,379	1,582,259
Eagers Automotive, Ltd.	57,396	638,893
*Eclipx Group, Ltd.	172,174	323,300
*Elders, Ltd.	76,649	692,580
#Emeco Holdings, Ltd.	133,359	110,183
*EML Payments, Ltd.	20,681	45,824
Endeavour Group, Ltd.	81,815	417,869
*Energy World Corp., Ltd.	283,308	18,726
Enero Group, Ltd.	8,518	25,335
EQT Holdings, Ltd.	3,626	76,530
Estia Health, Ltd.	119,732	188,855
*EVENT Hospitality and Entertainment, Ltd.	28,051	345,955
Evolution Mining, Ltd.	258,273	704,180
Fleetwood, Ltd.	30,302	54,396
#*Flight Centre Travel Group, Ltd.	41,492	622,982
Fortescue Metals Group, Ltd.	294,037	3,076,459
*G8 Education, Ltd.	424,519	350,742
Genworth Mortgage Insurance Australia, Ltd.	154,990	267,750
Gold Road Resources, Ltd.	434,536	452,036
*GrainCorp, Ltd., Class A	111,970	528,153
GUD Holdings, Ltd.	41,148	377,057
GWA Group, Ltd.	79,001	161,399
Hansen Technologies, Ltd.	32,444	154,010
Harvey Norman Holdings, Ltd.	270,592	1,008,079
Healius, Ltd.	667,523	2,416,636

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
#*Helloworld Travel, Ltd.	11,322	$23,131
Horizon Oil, Ltd.	135,680	9,376
HT&E, Ltd.	100,192	145,241
#HUB24, Ltd.	3,682	87,613
*Huon Aquaculture Group, Ltd.	8,232	23,805
IDP Education, Ltd.	42,002	1,181,462
IGO, Ltd.	234,193	1,695,700
Iluka Resources, Ltd.	188,196	1,328,728
Imdex, Ltd.	191,481	412,768
*Incitec Pivot, Ltd.	580,320	1,303,277
Infomedia, Ltd.	115,467	119,684
Inghams Group, Ltd.	114,624	319,409
Insurance Australia Group, Ltd.	209,145	754,027
Integral Diagnostics, Ltd.	47,669	168,280
*Integrated Research, Ltd.	39,117	44,512
InvoCare, Ltd.	52,540	447,114
IOOF Holdings, Ltd.	271,909	833,262
IPH, Ltd.	57,052	366,811
IRESS, Ltd.	36,722	330,983
IVE Group, Ltd.	53,827	72,167
James Hardie Industries PLC, Sponsored ADR	6,180	243,059
James Hardie Industries PLC	34,920	1,354,698
*»Japara Healthcare, Ltd.	123,069	129,412
JB Hi-Fi, Ltd.	43,462	1,648,212
Johns Lyng Group, Ltd.	21,961	107,052
Jumbo Interactive, Ltd.	8,083	101,570
Jupiter Mines, Ltd.	60,549	10,687
Lendlease Corp., Ltd.	52,415	411,799
Lifestyle Communities, Ltd.	10,258	167,579
Link Administration Holdings, Ltd.	197,197	644,299
Lovisa Holdings, Ltd.	14,591	238,036
*Lynas Rare Earths, Ltd.	105,063	578,431
MA Financial Group, Ltd.	2,657	16,325
MACA, Ltd.	186,333	107,065
*Macmahon Holdings, Ltd.	265,071	40,814
Macquarie Group, Ltd.	30,484	4,529,623
Magellan Financial Group, Ltd.	28,629	745,518
*Mayne Pharma Group, Ltd.	689,464	176,071
McMillan Shakespeare, Ltd.	49,386	507,815
McPherson’s, Ltd.	58,842	42,649
Medibank Pvt, Ltd.	567,546	1,415,263
*Medusa Mining, Ltd.	96,557	55,843
#*Mesoblast, Ltd.	120,549	143,966
#*Metals X, Ltd.	234,043	63,284
Metcash, Ltd.	434,753	1,329,031
Michael Hill International, Ltd.	12,057	8,920
*»Millennium Minerals, Ltd.	74,492	—
Mineral Resources, Ltd.	109,119	3,162,810
*MMA Offshore, Ltd.	104,190	34,042
MNF Group, Ltd.	11,041	59,211
#Monadelphous Group, Ltd.	19,320	145,838
Monash IVF Group, Ltd.	183,046	129,237
Mount Gibson Iron, Ltd.	289,236	91,243
#*Myer Holdings, Ltd.	1,669,270	677,046
#MyState, Ltd.	46,088	180,353

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*National Australia Bank, Ltd.	271,807	$5,861,271
Navigator Global Investments, Ltd.	60,321	85,177
*Nearmap, Ltd.	6,709	11,137
Netwealth Group, Ltd.	23,536	305,828
New Hope Corp., Ltd.	187,339	282,828
Newcrest Mining, Ltd.	92,436	1,728,081
*NEXTDC, Ltd.	38,144	336,351
nib holdings, Ltd.	174,740	868,857
Nick Scali, Ltd.	20,458	222,346
Nine Entertainment Co. Holdings, Ltd.	657,990	1,364,038
Northern Star Resources, Ltd.	330,708	2,295,169
NRW Holdings, Ltd.	247,909	339,823
*Nufarm, Ltd.	125,857	411,211
OFX Group, Ltd.	88,684	106,244
Oil Search, Ltd.	393,660	1,268,459
#*Omni Bridgeway, Ltd.	88,285	205,564
*oOh!media, Ltd.	295,667	403,067
*Orica, Ltd.	24,461	277,978
Origin Energy, Ltd.	346,686	1,315,000
*Orocobre, Ltd.	21,431	143,262
Orora, Ltd.	353,648	876,563
#Over the Wire Holdings, Ltd.	3,418	13,889
OZ Minerals, Ltd.	129,173	2,438,160
Pact Group Holdings, Ltd.	92,135	214,528
Peet, Ltd.	105,911	85,914
Pendal Group, Ltd.	109,245	545,659
Perenti Global, Ltd.	318,890	244,309
Perpetual, Ltd.	25,640	725,264
*Perseus Mining, Ltd.	550,940	653,822
#*Pilbara Minerals, Ltd.	41,813	69,093
Platinum Asset Management, Ltd.	107,684	245,880
#*Praemium, Ltd.	68,361	61,358
*Premier Investments, Ltd.	35,432	813,825
#Pro Medicus, Ltd.	15,866	634,935
Propel Funeral Partners, Ltd.	4,796	15,130
*»Propel Funeral Partners, Ltd.	572	1,804
PWR Holdings, Ltd.	19,114	135,526
*Qantas Airways, Ltd.	373,856	1,502,298
QBE Insurance Group, Ltd.	246,728	2,192,306
Qube Holdings, Ltd.	297,553	710,705
Ramelius Resources, Ltd.	433,680	517,922
Ramsay Health Care, Ltd.	17,580	929,850
REA Group, Ltd.	6,832	821,761
*ReadyTech Holdings, Ltd.	8,760	24,871
#Reckon, Ltd.	23,466	18,154
*Red 5, Ltd.	186,476	36,416
Reece, Ltd.	14,352	214,410
Regis Healthcare, Ltd.	53,468	78,914
Regis Resources, Ltd.	368,916	554,186
*Reject Shop, Ltd. (The)	13,159	68,494
Reliance Worldwide Corp., Ltd.	216,677	939,045
#*Resolute Mining, Ltd.	392,450	123,803
*Retail Food Group, Ltd.	299,647	18,005
»Rhipe, Ltd.	8,549	16,053
Ridley Corp., Ltd.	105,502	104,996
Rio Tinto, Ltd.	45,196	3,065,050

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*RPMGlobal Holdings, Ltd.	5,840	$8,554
*»Salmat, Ltd.	11,000	—
*»Sandfire Resources, Ltd.	163,454	682,603
Sandfire Resources, Ltd.	126,593	528,667
Santos, Ltd.	524,791	2,751,311
Sealink Travel Group, Ltd.	18,360	101,220
SEEK, Ltd.	11,980	294,240
*Select Harvests, Ltd.	41,713	231,534
#Senex Energy, Ltd.	89,304	297,819
ServCorp., Ltd.	17,667	53,742
Service Stream, Ltd.	197,800	129,997
#Seven Group Holdings, Ltd.	38,215	617,982
*Seven West Media, Ltd.	292,031	99,802
SG Fleet Group, Ltd.	39,400	75,167
Shaver Shop Group, Ltd.	23,118	17,798
Sigma Healthcare, Ltd.	456,334	195,369
*Silver Lake Resources, Ltd.	434,885	553,659
Sims, Ltd.	79,539	853,710
SmartGroup Corp., Ltd.	37,437	225,514
Sonic Healthcare, Ltd.	51,904	1,560,574
South32, Ltd. , Sponsored ADR	41,219	556,456
South32, Ltd.	530,751	1,423,171
Southern Cross Media Group, Ltd.	86,085	150,008
Spark Infrastructure Group	440,458	929,627
*»SpeedCast International, Ltd.	148,941	—
#St Barbara, Ltd.	228,683	251,634
*Star Entertainment Grp, Ltd. (The)	388,978	1,069,311
Steadfast Group, Ltd.	286,193	999,562
SunCorp. Group, Ltd.	166,242	1,463,411
Sunland Group, Ltd.	21,844	44,135
Super Retail Group, Ltd.	107,780	1,046,730
*Superloop, Ltd.	71,466	69,245
*Sydney Airport	102,061	627,829
*Syrah Resources, Ltd.	164,969	155,505
TabCorp. Holdings, Ltd.	375,522	1,398,991
Tassal Group, Ltd.	85,052	226,783
Technology One, Ltd.	103,167	946,138
Telstra Corp., Ltd. , ADR	600	8,670
Telstra Corp., Ltd.	583,559	1,674,349
*»Tiger Resources, Ltd.	202,588	30
#TPG Telecom, Ltd.	174,420	884,297
*»Transurban Group	10,520	106,197
Transurban Group	102,655	1,036,281
Treasury Wine Estates, Ltd.	102,774	889,270
#*Tuas, Ltd.	100,097	105,256
United Malt Grp, Ltd.	157,383	477,570
*»Virgin Australia Int Holdings Common Stock	312,963	—
Virtus Health, Ltd.	21,675	90,354
Vita Group, Ltd.	95,974	59,831
Viva Energy Group, Ltd.	48,648	84,772
*Wagners Holding Co., Ltd.	3,074	4,110
*Webjet, Ltd.	63,055	299,319
*Wesfarmers, Ltd.	99,536	4,280,097
*West African Resources, Ltd.	16,967	16,567
*Western Areas, Ltd.	123,037	292,026

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Westgold Resources, Ltd.	93,997	$137,672
*Westpac Banking Corp.	224,986	4,337,898
*Whitehaven Coal, Ltd.	409,666	803,098
WiseTech Global, Ltd.	3,510	134,665
Woodside Petroleum, Ltd.	100,031	1,747,601
Woolworths Group, Ltd.	81,815	2,340,065
Worley, Ltd.	94,920	771,406
*Xero, Ltd.	4,566	512,748
#*Zip Co., Ltd.	24,861	121,375

TOTAL AUSTRALIA		199,225,604

AUSTRIA (0.4%)
*Addiko Bank AG	727	12,367
Agrana Beteiligungs AG	5,922	125,003
ANDRITZ AG	29,718	1,684,474
AT&S Austria Technologie & Systemtechnik AG	20,351	780,720
Atrium European Real Estate, Ltd.	37,422	153,738
BAWAG Group AG	14,447	910,336
*»CA Immobilien Anla	10,074	—
*DO & CO AG	2,338	211,581
*Erste Group Bank AG	54,616	2,344,875
EVN AG	18,463	521,336
*Flughafen Wien AG	2,358	77,770
#*Kapsch TrafficCom AG	1,571	27,961
*Lenzing AG	4,086	491,765
Mayr Melnhof Karton AG	2,813	554,058
Oesterreichische Post AG	12,355	521,869
OMV AG	47,668	2,890,575
Palfinger AG	4,858	214,757
POLYTEC Holding AG	5,223	51,135
#*Porr AG	2,474	35,501
Raiffeisen Bank International AG	64,726	1,895,070
Rosenbauer International AG	731	39,929
S IMMO AG	18,580	440,784
*Schoeller-Bleckmann Oilfield Equipment AG	1,853	75,589
Semperit AG Holding	2,415	81,467
Strabag SE	7,454	320,029
Telekom Austria AG	60,508	523,770
Ubm Development AG	887	43,830
UNIQA Insurance Group AG	59,842	557,478
Verbund AG	2,686	280,064
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,578	542,858
voestalpine AG	54,140	2,057,536
#*Warimpex Finanz- Und Beteiligungs AG	10,740	15,349
Wienerberger AG	20,890	740,235
Zumtobel Group AG	8,937	92,047

TOTAL AUSTRIA		19,315,856

BELGIUM (0.8%)
Ackermans & van Haaren NV	10,404	1,790,347
Ageas SA	55,338	2,696,072
*AGFA-Gevaert NV	76,713	333,797
#Anheuser-Busch InBev SA/NV, Sponsored ADR	8,449	517,248
Anheuser-Busch InBev SA/NV	79,380	4,847,570

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
BELGIUM (Continued)
*Argenx SE	949	$284,331
*Argenx SE, Sponsored ADR	300	90,588
Atenor	1,729	114,850
Banque Nationale de Belgique	37	73,219
Barco NV	13,500	304,020
Bekaert SA	22,791	999,078
#*Biocartis Group NV	2,296	10,495
*bpost SA	35,967	308,008
#*Celyad Oncology SA	572	2,515
Cie d’Entreprises CFE	5,218	534,408
Deceuninck NV	30,852	131,746
D’ieteren Group	16,137	2,780,631
Econocom Group SA	64,162	271,389
#Elia Group SA	7,252	846,789
Etablissements Franz Colruyt NV	11,205	550,317
#Euronav NV	87,737	925,625
Euronav NV	24,745	263,166
EVS Broadcast Equipment SA	6,891	161,884
Exmar NV	16,028	85,322
Fagron	18,432	319,529
*Galapagos NV	1,892	100,291
Gimv NV	8,243	533,240
*Greenyard NV	2,603	25,303
Immobel SA	1,348	118,714
Ion Beam Applications	2,087	41,058
Jensen-Group NV	589	17,995
*KBC Group NV	35,456	3,305,485
*Kinepolis Group NV	7,850	494,645
Lotus Bakeries NV	97	644,332
*MDxHealth SA	5,908	7,965
Melexis NV	7,930	914,026
*Ontex Group NV	30,443	286,773
Orange Belgium SA	19,136	434,929
*Picanol	532	42,357
Proximus SADP	73,770	1,390,252
Recticel SA	23,561	436,254
Resilux	571	118,942
Roularta Media Group NV	1,508	28,445
Shurgard Self Storage SA	6,970	427,499
Sipef NV	2,502	168,514
*Solvay SA, Class A	32,108	3,819,727
Telenet Group Holding NV	11,557	415,406
Ter Beke SA	301	41,800
*Tessenderlo Group SA	16,074	586,880
UCB SA	12,741	1,520,156
Umicore SA	35,408	2,031,580
Van de Velde NV	2,567	89,120
VGP NV	185	47,956
Viohalco SA	20,959	105,993

TOTAL BELGIUM		37,438,581

BRAZIL (1.3%)
AES Brasil Energia SA	0	0
Aliansce Sonae Shopping Centers SA	22,914	77,965

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
BRAZIL (Continued)
*Alliar Medicos A Frente SA	17,249	$45,287
*Alpargatas SA, Preference	7,443	51,006
Alupar Investimento SA	37,148	156,447
#Ambev SA, Sponsored ADR	94,170	278,743
*Americanas SA	15,594	82,161
*Anima Holding SA	46,437	54,370
Atacadao SA	175,810	518,978
#*Azul SA, Sponsored ADR	3,972	52,550
B3 SA—Brasil Bolsa Balcao	105,914	223,778
Banco ABC Brasil SA, Preference	40,326	108,666
Banco Bradesco SA, Preference	86,995	307,114
Banco Bradesco SA	126,184	380,544
*Banco Bradesco SA, Sponsored ADR	225,479	789,177
Banco BTG Pactual SA	77,304	309,243
*Banco do Brasil SA	95,984	485,284
Banco do Estado do Rio Grande do Sul SA, Preference	94,839	183,217
Banco Pan SA	32,678	77,043
Banco Santander Brasil SA	32,328	197,283
BB Seguridade Participacoes SA	87,750	343,870
*BK Brasil Operacao e Assessoria a Restaurantes SA	76,700	93,477
*BR Malls Participacoes SA	178,576	227,140
BR Properties SA	32,617	41,719
BrasilAgro—Co. Brasileira de Propriedades Agricolas	23,306	104,437
*Braskem SA, Sponsored ADR	23,706	459,185
*Braskem SA, Preference A	15,400	148,782
*BRF SA	276,739	1,140,438
*C&A Modas, Ltda.	27,471	29,532
Camil Alimentos SA	33,561	57,632
CCR SA	312,750	634,155
Centrais Eletricas Brasileiras SA, Class B	24,904	149,504
Centrais Eletricas Brasileiras SA	15,116	90,718
Centrais Eletricas Santa Catarina	4,700	56,697
Cia Brasileira de Distribuicao	80,861	366,220
Cia de Locacao das Americas	145,964	510,887
Cia de Saneamento Basico do Estado de Sao Paulo	33,000	206,067
#Cia de Saneamento Basico Do Estado de Sao Paulo , Sponsored ADR	25,800	162,024
Cia de Saneamento de Minas Gerais-COPASA	31,755	76,670
Cia de Saneamento do Parana	102,902	333,149
Cia de Saneamento do Parana	41,100	26,102
Cia de Saneamento do Parana, Preference	334,905	221,012
*Cia de Transmissao de Energia Eletrica Paulista	52,600	226,935
Cia Energetica de Minas Gerais, Preference	165,988	379,266
Cia Energetica de Minas Gerais	31,618	93,223
Cia Energetica de Sao Paulo, Preference B	36,222	163,857
*Cia Energetica Do Ceara	3,232	30,210
Cia Ferro Ligas da Bahia—FERBASA, Preference	15,600	131,176
Cia Paranaense de Energia, Preference B	220,050	231,097
Cia Paranaense de Energia	23,000	21,951
#Cia Siderurgica Nacional SA, Sponsored ADR	208,061	848,889
Cia Siderurgica Nacional SA	226,966	917,205
Cielo SA	362,143	140,694
*Cogna Educacao	604,518	265,958
Construtora Tenda SA	31,344	94,860
Cosan SA	155,380	545,498
#Cosan SA, ADR	650	9,094
CSU Cardsystem SA	18,186	54,652

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
BRAZIL (Continued)
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	105,210	$262,978
Dexco SA	104,937	288,730
Direcional Engenharia SA	31,936	54,048
*EcoRodovias Infraestrutura e Logistica SA	70,960	103,098
EDP—Energias do Brasil SA	50,882	176,918
*Embraer SA, Sponsored ADR	77,176	1,198,543
Enauta Participacoes SA	41,800	94,767
Energisa SA	68,145	478,961
*Eneva SA	82,444	210,607
Engie Brasil Energia SA	24,375	168,251
Equatorial Energia SA	241,960	982,091
Eucatex SA Industria e Comercio, Preference	16,900	23,864
Even Construtora e Incorporadora SA	48,516	53,534
Ez Tec Empreendimentos e Participacoes SA	32,267	104,466
Fleury SA	75,200	251,200
Fras-Le SA	9,200	23,192
*Gafisa SA	81,757	29,152
#*Gerdau SA, Sponsored ADR	131,435	621,688
*Gerdau SA, Preference	198,623	947,837
*Getnet Adquirencia e Servicos para Meios de Pagamento SA	8,082	6,251
*Gol Linhas Aereas Inteligentes SA, Preference	1	2
#*GOL Linhas Aereas Inteligentes SA, ADR	10,588	57,916
Grazziotin SA	3,100	24,835
Grendene SA	28,300	43,075
*Grupo de Moda Soma SA	12,608	29,344
Guararapes Confeccoes SA	49,064	95,308
Hapvida Participacoes e Investimentos SA	12,655	25,907
Helbor Empreendimentos SA	31,530	26,737
Hypera SA	60,074	299,038
Iguatemi Empresa de Shopping Centers SA	15,600	82,857
Industrias Romi SA	700	2,028
Instituto Hermes Pardini SA	24,400	95,055
*International Meal Co. Alimentacao SA	93,106	46,413
*Iochpe Maxion SA	65,310	194,412
*IRB Brasil Resseguros SA	188,032	156,443
Itau Unibanco Holding SA, Preference	196,079	810,822
Itau Unibanco Holding SA	15,703	58,583
JBS SA	484,960	3,359,533
JHSF Participacoes SA	115,664	102,388
Jsl SA	7,925	10,151
Kepler Weber SA	6,200	38,859
*Klabin SA	224,274	912,692
Light SA	61,500	105,609
Localiza Rent a Car SA	134,249	1,078,850
LOG Commercial Properties e Participacoes SA	12,060	50,127
*Log-in Logistica Intermodal SA	12,719	47,835
Lojas Americanas SA, Preference	35,397	30,330
Lojas Americanas SA	9,573	8,372
Lojas Renner SA	200,723	1,147,650
*Lps Brasil Consultoria de Imoveis SA	13,200	5,714
M Dias Branco SA	17,710	97,237
Magazine Luiza SA	100,667	193,048
Mahle-Metal Leve SA	24,438	147,746
Marcopolo SA, Preference	212,533	97,651
Marcopolo SA	54,800	22,651

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
BRAZIL (Continued)
Marfrig Global Foods SA	102,662	$482,622
*Marisa Lojas SA	42,258	30,811
Mills Estruturas e Servicos de Engenharia SA	70,257	62,692
Minerva SA	46,069	79,601
Movida Participacoes SA	7,500	19,758
MRV Engenharia e Participacoes SA	117,737	211,998
Multiplan Empreendimentos Imobiliarios SA	61,400	201,726
#*Natura & Co. Holding SA, ADR	1,650	22,720
*Natura & Co. Holding SA	151,982	1,048,802
Neoenergia SA	14,900	40,970
Notre Dame Intermedica Participacoes SA	31,816	362,241
Odontoprev SA	128,363	305,366
*Omega Geracao SA	20,913	121,427
*Petro Rio SA	224,585	935,074
Petroleo Brasileiro SA, Sponsored ADR	55,024	528,781
Petroleo Brasileiro SA, Sponsored ADR	19,287	189,398
*Petroleo Brasileiro SA	644,147	3,161,885
*Petroleo Brasileiro SA, Preference	812,708	3,928,737
Porto Seguro SA	143,884	595,752
*Portobello SA	22,113	37,502
Positivo Tecnologia SA	50,624	75,707
Qualicorp Consultoria e Corretora de Seguros SA	143,803	436,486
Raia Drogasil SA	155,750	642,396
Randon SA Implementos e Participacoes, Preference	91,000	164,016
*Rumo SA	200,177	567,825
Sao Carlos Empreendimentos E Participacoes SA	3,800	24,942
Sao Martinho SA	135,629	921,517
Schulz SA, Preference	32,600	47,712
Sendas Distribuidora SA	316,050	857,265
#Sendas Distribuidora SA, ADR	1,840	24,822
Ser Educacional SA	31,107	57,612
Simpar SA	90,400	164,378
SLC Agricola SA	54,137	418,537
Sul America SA	111,055	511,637
*Suzano SA	129,026	1,126,832
#*Suzano SA, Sponsored ADR	10,562	92,629
Syn Prop E Tech SA	300	676
*Taurus Armas SA	5,200	18,791
*Tecnisa SA	16,366	10,597
Tegma Gestao Logistica SA	19,812	53,809
Telefonica Brasil SA, ADR	12,260	98,448
Telefonica Brasil SA	27,800	224,491
*Terra Santa Propriedades Agricolas SA	5,318	20,538
TIM SA	244,773	487,201
Tim SA/Brazil , ADR	6,220	61,329
TOTVS SA	31,800	184,809
Transmissora Alianca de Energia Eletrica SA	97,278	632,644
Trisul SA	43,531	45,176
*Tupy SA	65,500	242,735
#Ultrapar Participacoes SA, Sponsored ADR	136,784	318,707
Ultrapar Participacoes SA	38,900	90,056
*Unipar Carbocloro SA	47,836	633,655
*Unipar Carbocloro SA	7,938	113,712
Usinas Siderurgicas de Minas Gerais SA Usiminas, Preference A	196,146	461,049
Usinas Siderurgicas de Minas Gerais SA Usiminas	27,360	62,515
Vale SA, Sponsored ADR	18,200	231,686

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
BRAZIL (Continued)
Vale SA	622,419	$7,906,941
*Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	33,833	42,854
*Via SA	28,204	30,771
Vibra Energia SA	179,933	669,681
*Vulcabras Azaleia SA	41,656	64,512
WEG SA	37,400	245,485
Wiz Solucoes E Corretagem de Seguros SA	29,400	50,330
*XP, Inc.	4,890	160,471
YDUQS Participacoes SA	156,517	579,199

TOTAL BRAZIL		61,843,276

CANADA (7.2%)
*5N Plus, Inc.	24,500	$60,877
*Absolute Software Corp.	14,380	161,254
Acadian Timber Corp.	4,453	66,173
*AcuityAds Holdings, Inc.	3,739	23,799
*Advantage Energy, Ltd.	106,611	602,915
Aecon Group, Inc.	35,659	531,052
Ag Growth International, Inc.	11,375	249,607
AGF Management, Ltd., Class B	23,660	150,601
*Agnico Eagle Mines, Ltd.	14,797	784,981
*Agnico Eagle Mines, Ltd.	6,007	318,341
*Aimia, Inc.	7,300	28,563
#*Air Canada	46,467	831,836
#*AirBoss of America Corp.	7,393	192,049
#Alamos Gold, Inc.	185,019	1,370,235
Alamos Gold, Inc.	51,779	385,236
*Alcanna, Inc.	5,691	36,959
*Alexco Resource Corp.	16,413	27,012
*Algoma Central Corp.	4,700	65,293
#Algonquin Power & Utilities Corp.	62,598	900,930
*Algonquin Power & Utilities Corp.	14,677	211,789
Alimentation Couche-Tard, Inc., Class B	79,905	2,992,368
AltaGas, Ltd.	96,980	2,004,459
*Altius Minerals Corp.	7,200	91,833
#Altus Group, Ltd.	7,961	416,884
#*Americas Gold & Silver Corp.	11,652	10,904
*Amerigo Resources, Ltd.	33,200	34,819
#Andlauer Healthcare Group, Inc.	21	817
*Andrew Peller, Ltd., Class A	11,100	76,027
ARC Resources, Ltd.	303,773	2,908,947
*Argonaut Gold, Inc.	113,166	286,670
*Aritzia, Inc.	35,452	1,393,998
*Atco, Ltd., Class I	14,974	507,368
*ATS Automation Tooling Systems, Inc.	7,473	253,873
#*Aurora Cannabis, Inc.	48,717	322,994
#*Aurora Cannabis, Inc.	5,853	38,767
*AutoCanada, Inc.	14,210	511,172
B2Gold Corp.	20,132	83,346
B2Gold Corp.	343,746	1,417,080
Badger Infrastructure Solutions, Ltd.	13,691	377,191
*Ballard Power Systems, Inc.	36	651
Bank of Montreal	30,462	3,302,149
Bank of Montreal	21,087	2,288,150

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
#Bank of Nova Scotia (The)	73,087	$4,791,584
Bank of Nova Scotia (The)	70,372	4,606,498
Barrick Gold Corp.	36,529	677,474
*Barrick Gold Corp.	197,635	3,630,555
*Barrick Gold Corp.	2,500	45,803
*Bausch Health Cos., Inc.	52,891	1,485,179
*Bausch Health Cos., Inc.	34,276	959,247
BCE, Inc.	345	17,757
#BCE, Inc.	18,344	942,839
#Birchcliff Energy, Ltd.	131,174	703,729
Bird Construction, Inc.	14,424	117,296
*Black Diamond Group, Ltd.	26,016	95,077
*BlackBerry, Ltd.	1,428	15,422
#*BlackBerry, Ltd.	55,808	601,955
*Bombardier, Inc.	224,342	360,163
*Bonterra Energy Corp.	13,150	72,563
#*Boralex, Inc., Class A	36,080	1,114,811
Brookfield Asset Management Reinsurance Partners, Ltd.	115	7,090
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	65	3,998
*Brookfield Asset Management, Inc., Class A	9,384	565,667
#*Brookfield Asset Management, Inc., Class A	17,392	1,050,303
#Brookfield Infrastructure Corp., Class A	5,180	313,504
Brookfield Infrastructure Corp., Class A	610	36,990
BRP, Inc.	9,248	811,881
BRP, Inc.	511	45,045
*CAE, Inc.	26,952	816,029
*CAE, Inc.	22,935	696,536
Calian Group, Ltd.	4,200	208,721
#*Calibre Mining Corp.	8,694	10,380
*Cameco Corp.	102,984	2,498,269
Cameco Corp.	38,092	925,636
Canaccord Genuity Group, Inc.	54,257	626,808
#Canacol Energy, Ltd.	54,005	169,045
#*Canada Goose Holdings, Inc.	13,776	511,090
#*Canada Goose Holdings, Inc.	500	18,515
Canadian Imperial Bank of Commerce	57,763	6,997,918
Canadian Imperial Bank of Commerce	25,552	3,098,435
*Canadian National Railway Co.	13,000	1,725,013
*Canadian National Railway Co.	48,451	6,439,622
*Canadian Natural Resources, Ltd.	270,796	11,511,538
*Canadian Natural Resources, Ltd.	28,391	1,204,765
Canadian Pacific Railway, Ltd.	10,149	785,533
*Canadian Pacific Railway, Ltd.	45,360	3,505,332
*Canadian Tire Corp., Ltd., Class A	12,570	1,782,546
*Canadian Utilities, Ltd., Class B	600	17,397
*Canadian Utilities, Ltd., Class A	22,549	652,157
#Canadian Western Bank	50,247	1,604,839
*Canfor Corp.	30,104	622,699
*Canfor Pulp Products, Inc.	15,063	81,661
#*Canopy Growth Corp.	14,574	184,070
Capital Power Corp.	31,398	1,029,671
*Capstone Mining Corp.	148,077	619,999
*Cardinal Energy, Ltd.	3,982	15,002
*Cascades, Inc.	49,084	567,839
*CCL Industries, Inc.	28,675	1,564,974
*Celestica, Inc.	5,600	55,117

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
*Celestica, Inc.	52,952	$519,989
Cenovus Energy, Inc.	124,733	1,494,301
Cenovus Energy, Inc.	130,052	1,552,797
Centerra Gold, Inc.	73,651	551,395
CES Energy Solutions Corp.	119,725	186,414
*CGI, Inc.	27,460	2,449,258
*CGI, Inc.	886	79,199
China Gold International Resources Corp., Ltd.	120,535	347,150
CI Financial Corp.	82,137	1,869,958
Cogeco Communications, Inc.	6,627	568,258
*Cogeco, Inc.	27,978	1,859,407
*Colabor Group, Inc.	23,800	17,472
Colliers International Group, Inc.	11,873	1,725,978
Colliers International Group, Inc.	2,800	405,560
*Computer Modelling Group, Ltd.	35,217	153,988
*Conifex Timber, Inc.	12,884	18,398
Constellation Software, Inc.	1,742	3,056,619
#*Copper Mountain Mining Corp.	97,704	299,524
Corby Spirit and Wine, Ltd.	5,700	82,036
*Corus Entertainment, Inc., Class B	252,575	1,143,113
Crescent Point Energy Corp.	160,991	809,785
Crescent Point Energy Corp.	53,200	266,955
*Crew Energy, Inc.	145,698	358,500
#*Cronos Group, Inc.	30,175	156,608
*Denison Mines Corp.	134,958	228,641
*Descartes Systems Group, Inc. (The)	3,518	286,849
*Descartes Systems Group, Inc. (The)	2,071	169,346
Dexterra Group, Inc.	16,103	116,269
#*Dirtt Environmental Solutions	10,600	34,206
Dollarama, Inc.	40,498	1,827,646
Doman Building Materials Group, Ltd.	34,600	189,253
*Dorel Industries, Inc., Class B	16,650	299,540
DREAM Unlimited Corp.	16,182	403,392
Dundee Precious Metals, Inc.	49,593	325,672
Dynacor Gold Mines, Inc.	10,800	24,222
ECN Capital Corp.	57,559	499,645
*E-L Financial Corp., Ltd.	284	207,347
#*Eldorado Gold Corp.	82,338	735,333
*Eldorado Gold Corp.	646	5,788
Emera, Inc.	33,375	1,550,347
Empire Co., Ltd., Class A	35,910	1,071,897
Enbridge, Inc.	36,711	1,536,723
*Enbridge, Inc.	54,246	2,268,656
#Endeavour Mining PLC	74,765	1,896,343
Enerflex, Ltd.	48,213	410,348
#*Enerplus Corp.	17,636	167,013
Enerplus Corp.	82,000	775,314
*Enghouse Systems, Ltd.	17,808	771,050
*Ensign Energy Services, Inc.	81,720	134,491
#*Equinox Gold Corp.	9,628	71,304
Equitable Group, Inc.	17,266	1,076,592
*ERO Copper Corp.	13,024	242,608
Evertz Technologies, Ltd.	8,165	93,339
Exchange Income Corp.	9,378	322,297
Exco Technologies, Ltd.	37,240	293,221

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
Extendicare, Inc.	45,471	$265,588
Fairfax Financial Holdings, Ltd.	5,286	2,137,556
Fiera Capital Corp.	16,900	144,793
*Finning International, Inc.	82,752	2,446,076
First Majestic Silver Corp.	528	6,690
*First Majestic Silver Corp.	258	3,264
*First Quantum Minerals, Ltd.	139,723	3,302,718
FirstService Corp., Class WI	7,871	1,573,570
FirstService Corp.	2,400	477,928
*Fortis, Inc.	20,830	925,759
*Fortis, Inc.	8,774	390,531
#*Fortuna Silver Mines, Inc.	68,299	330,599
#*Franco-Nevada Corp.	3,892	555,894
*Frontera Energy Corp.	8,419	59,837
#*Galiano Gold, Inc.	70,680	53,599
*Gamehost, Inc.	9,498	62,832
*GDI Integrated Facility services, Inc.	300	12,636
#*Gear Energy, Ltd.	54,000	38,337
George Weston, Ltd.	20,810	2,244,938
#Gibson Energy, Inc.	57,549	1,157,898
*Gildan Activewear, Inc.	846	31,065
*Gildan Activewear, Inc.	14,296	524,300
#*GoGold Resources, Inc.	16,500	45,791
*Golden Star Resources, Ltd.	19,013	59,361
#*GoldMoney, Inc.	16,200	31,105
#*Gran Tierra Energy, Inc.	182,088	165,995
*Great-West Lifeco, Inc.	28,477	836,471
*Headwater Exploration, Inc.	6,928	27,387
*Heroux-Devtek, Inc.	13,891	206,760
*High Liner Foods, Inc.	12,787	135,653
*Home Capital Group, Inc.	35,123	1,137,945
Hudbay Minerals, Inc.	3,627	25,244
#Hudbay Minerals, Inc.	127,861	890,194
#Hydro One, Ltd.	25,757	614,444
#*i-80 Gold Corp.	19,580	47,230
iA Financial Corp., Inc.	40,144	2,370,975
*IAMGOLD Corp.	155,174	426,883
*IAMGOLD Corp.	43,882	121,553
*IBI Group, Inc.	7,300	70,789
*IGM Financial, Inc.	13,669	541,886
*Imperial Metals Corp.	12,540	40,466
*Imperial Oil, Ltd.	24,351	825,012
#*Imperial Oil, Ltd.	9,800	331,265
Information Services Corp.	5,400	120,019
#Innergex Renewable Energy, Inc.	11,908	197,898
Intact Financial Corp.	15,046	2,013,861
Inter Pipeline, Ltd.	67,922	1,032,351
#Interfor Corp.	33,168	758,324
*International Petroleum Corp.	33,561	189,255
*Intertape Polymer Group, Inc.	43,583	988,709
#Jamieson Wellness, Inc.	23,663	727,520
K-Bro Linen, Inc.	1,229	36,725
#*Kelt Exploration, Ltd.	63,747	257,138
Keyera Corp.	63,515	1,625,345
#*Kinaxis, Inc.	4,982	772,008
*Kinross Gold Corp.	75,968	456,568

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
Kinross Gold Corp.	261,711	$1,570,836
Kirkland Lake Gold, Ltd.	3,329	140,384
Kirkland Lake Gold, Ltd.	80,828	3,401,877
KP Tissue, Inc.	5,700	49,203
*Lassonde Industries, Inc., Class A	2,100	298,156
Laurentian Bank of Canada	18,571	624,302
*Leon’s Furniture, Ltd.	14,887	302,652
LifeWorks, Inc.	20,579	531,098
*Lightspeed Commerce, Inc.	22	2,141
*»Lightstream Resources, Ltd.	52,634	—
*Linamar Corp.	29,830	1,638,117
#*Loblaw Cos., Ltd.	27,842	2,090,705
*Lucara Diamond Corp.	184,114	89,120
*Lundin Mining Corp.	363,103	3,154,870
#*MAG Silver Corp.	44	875
*Magellan Aerospace Corp.	8,300	70,977
*Magna International, Inc.	80,312	6,522,536
*Magna International, Inc.	32,010	2,602,413
*Mainstreet Equity Corp.	2,696	240,314
*Major Drilling Group International, Inc.	42,738	307,205
*Mandalay Resources Corp.	23,408	43,434
Manulife Financial Corp.	146,220	2,849,828
*Manulife Financial Corp.	17,741	345,073
#*Maple Leaf Foods, Inc.	29,549	643,162
*Martinrea International, Inc.	58,054	538,131
*Mav Beauty Brands, Inc.	2,500	4,498
*MDF Commerce, Inc.	3,302	15,344
Medical Facilities Corp.	18,216	135,788
*MEG Energy Corp.	125,325	1,121,257
*Melcor Developments, Ltd.	2,500	29,245
*»Mercator Minerals, Ltd.	15,420	—
Methanex Corp.	6,165	276,069
#*Methanex Corp.	19,726	882,263
Metro, Inc.	29,631	1,488,542
*Morguard Corp.	900	99,145
*MTY Food Group, Inc.	7,100	346,537
Mullen Group, Ltd.	44,276	457,208
National Bank of Canada	86,593	7,157,693
Neo Performance Materials, Inc.	1,300	20,010
*New Gold, Inc.	513,322	720,568
*New Gold, Inc.	42,951	59,702
#NFI Group, Inc.	28,542	577,494
North American Construction Group, Ltd.	19,538	335,734
*North American Construction Group, Ltd.	1,751	30,135
North West Co., Inc. (The)	23,014	624,389
Northland Power, Inc.	45,108	1,447,983
Nutrien, Ltd.	53,668	3,751,930
*NuVista Energy, Ltd.	76,496	378,299
*OceanaGold Corp.	286,042	533,062
*Open Text Corp.	18,400	925,381
*Open Text Corp.	17,828	897,640
Osisko Gold Royalties, Ltd.	3,504	44,256
#Osisko Gold Royalties, Ltd.	26,572	335,057
*Pan American Silver Corp.	46,840	1,199,572
Paramount Resources, Ltd., Class A	31,458	525,083

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
#Parex Resources, Inc.	108,249	$2,098,522
Park Lawn Corp.	7,381	219,843
Parkland Corp.	43,841	1,273,619
*Pason Systems, Inc.	25,000	185,551
Pembina Pipeline Corp.	2,245	74,202
*Pembina Pipeline Corp.	81,326	2,691,077
Peyto Exploration & Development Corp.	93,979	739,974
PHX Energy Services Corp.	18,919	76,314
Pizza Pizza Royalty Corp.	10,074	95,413
Polaris Infrastructure, Inc.	11,721	174,177
Pollard Banknote, Ltd.	3,300	124,594
*Precision Drilling Corp.	5,364	237,097
#*Precision Drilling Corp.	1,204	53,289
#Premium Brands Holdings Corp.	14,672	1,583,139
*Pretium Resources, Inc.	11,151	134,704
*Pretium Resources, Inc.	44,718	540,058
Primo Water Corp.	23,099	367,109
Primo Water Corp.	25,743	409,314
Quarterhill, Inc.	76,668	157,103
#*Quebecor, Inc., Class B	40,608	1,033,259
#*Questerre Energy Corp.	32,700	4,221
*Recipe Unlimited Corp.	14,874	232,311
Restaurant Brands International, Inc.	9,100	514,410
Restaurant Brands International, Inc.	9,336	528,791
#*RF Capital Group, Inc.	20,071	34,327
Richelieu Hardware, Ltd.	29,721	1,047,566
*Ritchie Bros Auctioneers, Inc.	7,600	518,643
*Ritchie Bros Auctioneers, Inc.	20,133	1,376,091
*Rogers Communications, Inc., Class B	10,300	478,293
*Rogers Communications, Inc., Class B	25,874	1,205,211
#Rogers Sugar, Inc.	44,731	203,528
*Roots Corp.	4,000	9,390
Royal Bank of Canada	139,164	14,474,448
Royal Bank of Canada	73,553	7,643,982
*Russel Metals, Inc.	43,470	1,144,307
*Sandstorm Gold, Ltd.	45,625	288,204
*Sandstorm Gold, Ltd.	7,058	44,677
*Saputo, Inc.	18,411	439,054
Secure Energy Services, Inc.	78,191	361,449
Shaw Communications, Inc.	67,901	1,958,265
*Shaw Communications, Inc., Class B	10,960	315,126
*ShawCor, Ltd.	35,032	150,636
*Shopify, Inc., Class A	823	1,207,119
Sienna Senior Living, Inc.	15,938	182,453
*Sierra Wireless, Inc.	12,659	211,912
*Sierra Wireless, Inc.	7,200	120,469
#Sleep Country Canada Holdings, Inc.	21,318	597,293
*SNC-Lavalin Group, Inc.	29,590	794,684
*Spin Master Corp.	5,653	195,373
Sprott, Inc.	3,770	153,136
SSR Mining, Inc.	82,541	1,299,827
*SSR Mining, Inc.	3,034	47,877
Stantec, Inc.	8,999	497,645
*Stantec, Inc.	21,142	1,166,643
Stelco Holdings, Inc.	8,622	298,889
*Stella-Jones, Inc.	26,841	962,079

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
*Storm Resources, Ltd.	14,900	66,353
*Sun Life Financial, Inc.	809	46,032
*Sun Life Financial, Inc.	49,096	2,796,999
Suncor Energy, Inc.	111,613	2,930,905
*Suncor Energy, Inc.	212,594	5,591,222
*SunOpta, Inc.	7,675	59,558
*SunOpta, Inc.	4,800	37,175
Superior Plus Corp.	96,193	1,068,596
Taiga Building Products, Ltd.	12,900	27,370
*Tamarack Valley Energy, Ltd.	113,214	328,805
#*Taseko Mines, Ltd.	134,013	282,178
*Taseko Mines, Ltd.	4,961	10,468
TC Energy Corp.	65,802	3,559,888
TC Energy Corp.	5,442	293,931
*Teck Resources, Ltd., Class B	42,725	1,190,530
*Teck Resources, Ltd., Class B	102,551	2,861,173
TECSYS, Inc.	298	13,461
*TELUS Corp.	49,328	1,129,782
*TeraGo, Inc.	3,300	15,015
TerraVest Industries, Inc.	100	2,094
TFI International, Inc.	818	90,659
TFI International, Inc.	48,463	5,365,316
Thomson Reuters Corp.	4,681	562,188
*Thomson Reuters Corp.	3,276	394,201
Tidewater Midstream and Infrastructure, Ltd.	109,000	131,023
#*Tilray, Inc., Class 2	53,270	548,681
TMX Group, Ltd.	10,531	1,138,356
*Topicus.com, Inc.	361	40,222
*Torex Gold Resources, Inc.	39,274	455,934
*Toromont Industries, Ltd.	21,492	1,909,148
#Toronto-Dominion Bank (The)	11,181	810,734
Toronto-Dominion Bank (The)	92,257	6,686,595
*Total Energy Services, Inc.	18,600	75,327
#Tourmaline Oil Corp.	121,168	4,372,429
TransAlta Corp.	36,662	411,348
*TransAlta Corp.	133,581	1,495,788
TransAlta Renewables, Inc.	40,996	605,903
Transcontinental, Inc., Class A	53,982	853,574
*Trican Well Service, Ltd.	109,914	307,694
*Trisura Group, Ltd.	8,821	297,674
*Turquoise Hill Resources, Ltd.	26,254	332,107
*Uni-Select, Inc.	18,930	271,988
*Vermilion Energy, Inc.	65,619	711,310
*Vermilion Energy, Inc.	13,654	147,825
VersaBank	4,000	47,695
Wajax Corp.	12,234	243,881
Waste Connections, Inc.	5,748	780,899
Waste Connections, Inc.	284	38,627
*Wesdome Gold Mines, Ltd.	130,571	1,172,406
#West Fraser Timber Co., Ltd.	2,369	189,615
West Fraser Timber Co., Ltd.	32,743	2,617,485
Western Forest Products, Inc.	210,094	362,713
#Westshore Terminals Investment Corp.	26,233	566,542
#*Wheaton Precious Metals Corp.	18,164	734,007
Whitecap Resources, Inc.	319,373	1,914,357

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CANADA (Continued)
#*WildBrain, Ltd.	65,806	$207,046
#Winpak, Ltd.	7,738	241,775
#WSP Global, Inc.	17,233	2,332,583
Yamana Gold, Inc.	11,022	43,537
#*Yamana Gold, Inc.	398,609	1,562,857
#*Yangarra Resources, Ltd.	48,609	76,469
Yellow Pages, Ltd.	9,936	113,744

TOTAL CANADA		341,849,224

CHILE (0.1%)
*AES Andes SA	297,414	30,646
*Aguas Andinas SA, Class A	422,238	80,668
#Banco de Chile , Sponsored ADR	8,263	142,785
Banco de Credito e Inversiones SA	6,066	204,808
Banco Santander Chile , Sponsored ADR	6,102	108,127
*Besalco SA	159,422	42,228
CAP SA	33,285	330,341
Cencosud SA	292,663	429,265
*Cia Cervecerias Unidas SA	2,971	24,959
Cia Sud Americana de Vapores SA	10,984,223	715,525
*Coca-Cola Embonor SA	10,803	12,054
Colbun SA	714,528	49,408
*Cristalerias de Chile SA	2,000	6,632
Embotelladora Andina SA, Sponsored ADR	4,903	60,160
Embotelladora Andina SA, Preference B	60,988	126,288
Empresa Nacional de Telecomunicaciones SA	75,858	260,772
Empresas CMPC SA	150,589	278,602
*Empresas COPEC SA	17,140	135,208
*Empresas Hites SA	40,531	7,230
*Enel Americas SA	2,271,184	258,943
ENEL Americas SA, Sponsored ADR	49,388	279,536
Enel Chile SA	844,942	34,711
ENEL Chile SA, Sponsored ADR	60,103	130,424
Engie Energia Chile SA	97,172	56,646
Falabella SA	25,508	70,728
Forus SA	24,881	33,277
Grupo Security SA	496,836	75,311
Hortifrut SA	47,782	50,784
Inversiones Aguas Metropolitanas SA	210,439	99,171
Inversiones La Construccion SA	14,743	53,338
*Itau CorpBanca Chile SA	31,981,234	71,151
*Itau CorpBanca Chile SA, Sponsored ADR	9,675	33,379
Molibdenos y Metales SA	1,797	7,973
*Multiexport Foods SA	175,108	55,240
*Parque Arauco SA	110,688	109,553
PAZ Corp. SA	30,769	10,687
Plaza SA	7,638	7,643
*Ripley Corp. SA	362,922	61,552
SalfaCorp. SA	188,280	63,974
Sigdo Koppers SA	85,947	81,373
SMU SA	190,409	19,008
Sociedad Matriz SAAM SA	1,873,505	117,285
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,702	422,763
Socovesa SA	126,028	16,311
SONDA SA	182,389	61,777

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHILE (Continued)
*Vina Concha y Toro SA	107,499	$156,747

TOTAL CHILE		5,484,991

CHINA (9.2%)
*360 DigiTech Inc , ADR	40,592	828,483
*360 Security Technology, Inc.	63,800	119,973
*3SBio, Inc.	582,000	532,692
*51job, Inc. , Sponsored ADR	5,450	324,602
5I5J Holding Group Co., Ltd., Class A	39,500	18,384
AAC Technologies Holdings, Inc.	364,000	1,588,600
AAG Energy Holdings, Ltd.	472,000	106,183
Accelink Technologies Co., Ltd., Class A	10,200	34,554
Addsino Co., Ltd., Class A	12,800	30,687
Advanced Technology & Materials Co., Ltd., Class A	24,800	32,885
AECC Aero-Engine Control Co., Ltd., Class A	14,400	60,005
AECC Aviation Power Co., Ltd., Class A	7,130	65,880
*Aerospace Hi-Tech Holdings Group, Ltd., Class A	18,300	23,980
*Aesthetic Medical International Holdings Group, Ltd. , ADR	87	358
Agile Group Holdings, Ltd.	1,144,749	900,607
Agricultural Bank of China, Ltd., Class H	5,361,000	1,826,271
Aier Eye Hospital Group Co., Ltd., Class A	27,300	206,923
*Air China, Ltd., Class H	682,000	481,316
AK Medical Holdings, Ltd.	186,000	193,435
AKM Industrial Co., Ltd.	50,000	7,070
*Alibaba Group Holding, Ltd. , Sponsored ADR	43,175	7,121,284
*Alibaba Group Holding, Ltd.	286,500	6,003,239
*Alibaba Health Information Technology, Ltd.	62,000	78,346
*Alibaba Pictures Group, Ltd.	5,570,000	594,301
A-Living Smart City Services Co., Ltd.	244,500	820,338
*Aluminum Corp., Ltd., Class H	2,396,000	1,432,231
Amoy Diagnostics Co., Ltd.	4,200	53,016
Angang Steel Co., Ltd., Class H	827,400	445,659
Angel Yeast Co., Ltd., Class A	17,600	152,918
Anhui Anke Biotechnology Group Co., Ltd.	17,200	32,908
Anhui Conch Cement Co., Ltd., Class H	410,000	2,039,709
Anhui Construction Engineering Group Co., Ltd., Class A	41,600	25,144
Anhui Expressway Co., Ltd.	118,000	70,081
Anhui Guangxin Agrochemical Co., Ltd., Class A	9,500	52,465
Anhui Gujing Distillery Co., Ltd., Class A	4,600	163,554
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	38,800	42,359
Anhui Jinhe Industrial Co., Ltd., Class A	11,500	86,357
Anhui Korrun Co., Ltd., Class A	7,200	24,998
Anhui Kouzi Distillery Co., Ltd.	16,400	155,299
*Anhui Tatfook Technology Co., Ltd.	15,600	21,490
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	17,700	28,750
Anhui Yingjia Distillery Co., Ltd.	16,900	160,588
Anhui Zhongding Sealing Parts Co., Ltd., Class A	28,000	75,175
ANTA Sports Products, Ltd.	235,000	3,673,456
*Anton Oilfield Services Group	1,118,000	76,171
Aoshikang Technology Co., Ltd.	2,900	32,208
*»Aowei Holdings, Ltd.	59,000	6,030
Apeloa Pharmaceutical Co., Ltd., Class A	29,500	159,970
APT Satellite Holdings, Ltd.	186,250	55,307
Asia Cement China Holdings Corp.	341,500	260,327

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
#Asiainfo Technologies, Ltd.	111,200	183,545
Asymchem Laboratories Tianjin Co., Ltd.	500	31,097
Ausnutria Dairy Corp., Ltd.	334,000	418,624
Autobio Diagnostics Co., Ltd.	14,200	121,270
Avary Holding Shenzhen Co., Ltd., Class A	12,262	67,010
AVIC Electromechanical Systems Co., Ltd.	21,700	51,516
AviChina Industry & Technology Co., Ltd.	1,154,000	735,802
Avicopter PLC	4,600	45,133
BAIC Motor Corp., Ltd., Class H	1,257,000	416,897
*Baidu, Inc.	9,400	195,756
*Baidu, Inc. , Sponsored ADR	33,222	5,389,937
Bank of Beijing Co., Ltd., Class A	203,000	140,455
Bank of Changsha Co., Ltd., Class A	61,800	77,700
Bank of Chengdu Co., Ltd., Class A	83,200	165,810
Bank of China, Ltd., Class H	8,447,800	2,986,412
Bank of Chongqing Co., Ltd., Class H	341,500	192,282
Bank of Communications Co., Ltd., Class H	1,214,695	722,972
Bank of Guiyang Co., Ltd.	45,300	47,757
Bank of Hangzhou Co., Ltd., Class A	57,000	127,128
Bank of Jiangsu Co., Ltd., Class A	170,100	167,106
Bank of Nanjing Co., Ltd., Class A	115,300	174,678
Bank of Ningbo Co., Ltd., Class A	44,400	264,901
Bank of Shanghai Co., Ltd., Class A	163,621	186,296
Bank of Suzhou Co., Ltd.	47,000	50,577
*Bank of Zhengzhou Co., Ltd.	83,600	19,882
Baoshan Iron & Steel Co., Ltd., Class A	231,084	257,333
*Baoye Group Co., Ltd.	87,040	42,630
*Baozun, Inc.	14,600	84,458
*Baozun, Inc. , Sponsored ADR	4,280	74,044
BBMG Corp., Class H	1,443,000	243,003
Bear Electric Appliance Co., Ltd.	3,300	29,456
*BeiGene, Ltd.	3,600	100,794
Beijing Capital Development Co., Ltd., Class A	36,385	27,902
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	187,400	98,344
*Beijing Capital International Airport Co., Ltd., Class H	1,086,000	705,009
*Beijing Career International Co., Ltd.	4,800	43,122
Beijing Certificate Authority Co., Ltd.	3,300	19,153
*Beijing Chunlizhengda Medical Instruments Co., Ltd.	34,250	80,484
Beijing Cisri-Gaona Materials & Technology Co., Ltd.	4,700	30,640
Beijing Ctrowell Technology Corp., Ltd.	11,700	17,378
Beijing Dabeinong Technology Group Co., Ltd., Class A	98,200	131,594
Beijing Easpring Material Technology Co., Ltd.	9,500	131,668
*Beijing Energy International Holding Co., Ltd.	1,408,000	53,395
*Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	141,727
Beijing Enterprises Holdings, Ltd.	233,500	897,494
Beijing Enterprises Water Group, Ltd.	2,059,000	786,115
*»Beijing Gas Blue Sky Holdings, Ltd.	2,080,000	11,631
Beijing GeoEnviron Engineering & Technology, Inc.	17,300	43,907
*Beijing Jetsen Technology Co., Ltd., Class A	52,400	33,636
Beijing Jingneng Clean Energy Co., Ltd., Class H	400,000	120,837
Beijing New Building Materials PLC, Class A	30,000	132,319
Beijing North Star Co., Ltd., Class H	300,000	48,206
*Beijing Orient Landscape & Environment Co., Ltd., Class A	53,288	23,637
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	23,600	32,510
Beijing Originwater Technology Co., Ltd., Class A	66,500	72,496
*Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	56,754	53,894

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Beijing Shunxin Agriculture Co., Ltd., Class A	15,400	$78,363
Beijing Sinnet Technology Co., Ltd., Class A	46,076	95,064
Beijing SL Pharmaceutical Co., Ltd., Class A	25,900	37,539
Beijing SuperMap Software Co., Ltd.	7,300	26,383
Beijing Thunisoft Corp., Ltd., Class A	23,000	38,509
Beijing Tiantan Biological Products Corp., Ltd., Class A	6,500	29,309
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	123,000	157,010
Beijing Tongtech Co., Ltd.	6,800	30,619
Beijing Urban Construction Design & Development Group Co., Ltd.	80,000	21,391
Beijing Yanjing Brewery Co., Ltd., Class A	70,955	73,474
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd.	5,100	129,039
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	12,700	22,216
*Berry Genomics Co., Ltd.	7,400	22,433
Best Pacific International Holdings, Ltd.	186,000	56,428
#*BEST, Inc. , ADR	58	93
Betta Pharmaceuticals Co., Ltd.	2,500	30,924
Better Life Commercial Chain Share Co., Ltd., Class A	21,800	22,880
BGI Genomics Co., Ltd.	12,000	167,030
Binhai Investment Co., Ltd.	152,000	32,631
Blue Sail Medical Co., Ltd., Class A	25,321	57,265
Bluefocus Intelligent Communications Group Co., Ltd., Class A	50,700	39,672
BOC International China Co., Ltd.	21,200	43,971
BOE Technology Group Co., Ltd., Class A	545,600	418,401
#Bosideng International Holdings, Ltd.	1,362,000	1,057,517
Bright Dairy & Food Co., Ltd., Class A	45,200	98,480
*»Brilliance China Automotive Holdings, Ltd.	1,194,000	840,353
B-Soft Co., Ltd., Class A	37,200	46,480
BYD Co., Ltd., Class H	189,500	7,225,265
BYD Electronic International Co., Ltd.	550,500	1,638,256
By-health Co., Ltd., Class A	42,216	168,002
C&S Paper Co., Ltd., Class A	48,371	128,733
#*»CA Cultural Technology Group, Ltd.	315,000	24,701
Cabbeen Fashion, Ltd.	155,000	63,761
Caitong Securities Co., Ltd., Class A	68,900	110,409
Camel Group Co., Ltd., Class A	28,400	58,107
Canny Elevator Co., Ltd., Class A	19,300	21,975
*CanSino Biologics, Inc.	2,200	56,675
Canvest Environmental Protection Group Co., Ltd.	218,000	125,267
*Capital Environment Holdings, Ltd.	2,440,000	57,400
Carrianna Group Holdings Co., Ltd.	238,000	21,111
CECEP Solar Energy Co., Ltd., Class A	77,100	134,146
Central China Management Co., Ltd.	370,696	57,660
Central China Real Estate, Ltd.	370,696	55,754
Central China Securities Co., Ltd.	361,000	66,362
CETC Digital Technology Co., Ltd.	6,300	32,894
#CGN New Energy Holdings Co., Ltd.	904,000	846,006
CGN Nuclear Technology Development Co., Ltd., Class A	22,900	31,832
Cgn Power Co., Ltd., Class H	1,104,000	298,031
Changchun Faway Automobile Components Co., Ltd.	15,400	25,231
Changchun High & New Technology Industry Group, Inc., Class A	5,300	225,784
Changjiang Securities Co., Ltd., Class A	107,500	121,558
Changzhou Tronly New Electronic Materials Co., Ltd., Class A	10,800	19,955
Chaowei Power Holdings, Ltd.	330,000	97,570
Chaozhou Three-Circle Group Co., Ltd., Class A	17,700	110,578
Chengdu Fusen Noble-House Industrial Co., Ltd.	11,470	22,447

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Chengdu Hongqi Chain Co., Ltd.	33,500	$26,579
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	15,900	45,346
Chengdu Xingrong Environment Co., Ltd., Class A	25,200	23,261
Chengtun Mining Group Co., Ltd.	34,500	55,177
*Chifeng Jilong Gold Mining Co., Ltd.	37,400	95,388
China Aerospace International Holdings, Ltd.	848,000	63,226
China Aoyuan Group, Ltd.	779,000	307,432
*China Boton Group Co., Ltd.	146,000	52,364
*China CAMC Engineering Co., Ltd., Class A	29,900	30,168
China Cinda Asset Management Co., Ltd., Class H	3,992,000	667,125
China CITIC Bank Corp., Ltd., Class H	1,751,000	769,814
China Coal Energy Co., Ltd., Class H	1,031,000	628,218
China Communications Services Corp., Ltd.	1,062,000	587,038
China Conch Venture Holdings, Ltd.	527,500	2,576,793
China Construction Bank Corp., Class H	16,236,200	11,041,129
China CSSC Holdings, Ltd.	24,800	87,344
China Datang Corp. Renewable Power Co., Ltd., Class H	1,037,000	441,245
*China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	38,901
#*China Dili Group	715,600	175,702
China East Education Holdings, Ltd.	74,000	70,489
*China Eastern Airlines Corp., Ltd.	674,000	265,128
*China Eastern Airlines Corp., Ltd. , Sponsored ADR	2,373	45,870
China Education Group Holdings, Ltd.	156,000	267,920
*China Electronics Huada Technology Co., Ltd.	256,000	25,998
China Electronics Optics Valley Union Holding Co., Ltd.	664,000	37,131
#China Energy Engineering Corp., Ltd., Class H	1,332,709	197,018
China Everbright Bank Co., Ltd., Class H	919,000	323,698
China Everbright Environment Group, Ltd.	1,060,074	729,060
#China Everbright Greentech, Ltd.	447,000	157,446
China Everbright Water, Ltd.	129,348	30,694
China Express Airlines Co., Ltd., Class A	37,700	64,770
China Feihe, Ltd.	42,000	69,973
*»China Financial Services Holdings, Ltd.	17,700	2,901
China Foods, Ltd.	604,000	231,380
*China Fordoo Holdings, Ltd.	131,000	10,946
China Galaxy Securities Co., Ltd., Class H	1,050,500	586,083
China Gas Holdings, Ltd.	1,132,800	2,833,802
China Glass Holdings, Ltd.	262,000	77,128
#China Grand Pharmaceutical and Healthcare Holdings, Ltd.	771,500	619,854
China Greatwall Technology Group Co., Ltd., Class A	32,300	67,852
*China Green Agriculture, Inc.	17	185
*China Greenland Broad Greenstate Group Co., Ltd.	356,000	11,212
China Hanking Holdings, Ltd.	433,000	79,041
China Harmony Auto Holding, Ltd.	380,000	194,420
*»China High Precision Automation Group, Ltd.	127,000	3,735
*China High Speed Railway Technology Co., Ltd., Class A	67,200	22,880
#*China High Speed Transmission Equipment Group Co., Ltd.	195,000	151,407
China Hongqiao Group, Ltd.	1,341,500	1,491,696
*China Index Holdings, Ltd. , ADR	2,946	4,507
China International Capital Corp., Ltd., Class H	374,400	931,783
China International Marine Containers Group Co., Ltd., Class H	291,820	576,959
China Isotope & Radiation Corp.	3,200	9,132
China Jinmao Holdings Group, Ltd.	1,880,000	551,018
China Jushi Co., Ltd., Class A	57,831	172,878
China Kepei Education Group, Ltd.	202,000	111,399
China Kings Resources Group Co., Ltd.	8,500	56,342

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
China Lesso Group Holdings, Ltd.	767,000	$1,191,066
#China Life Insurance Co., Ltd. , Sponsored ADR	3,332	28,722
China Life Insurance Co., Ltd.	532,000	927,352
China Lilang, Ltd.	323,000	183,941
#*China Literature, Ltd.	12,800	89,101
#*China Logistics Property Holdings Co., Ltd.	193,000	103,707
China Longyuan Power Group Corp., Ltd., Class H	776,000	1,813,548
*»China Lumena New Materials Corp.	18,800	—
*China Maple Leaf Educational Systems, Ltd.	542,000	87,093
China Medical System Holdings, Ltd.	853,000	1,454,005
China Meheco Co., Ltd., Class A	21,200	36,853
China Meidong Auto Holdings, Ltd.	250,000	1,298,359
China Mengniu Dairy Co., Ltd.	630,000	4,012,894
China Merchants Bank Co., Ltd., Class H	823,701	6,940,899
China Merchants Energy Shipping Co., Ltd.	187,160	133,880
China Merchants Land, Ltd.	614,000	68,669
China Merchants Port Holdings Co., Ltd.	424,000	708,570
China Merchants Securities Co., Ltd., Class H	17,160	27,133
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	76,100	123,967
*»China Metal Recycling Holdings, Ltd.	89,400	—
China Minmetals Rare Earth Co., Ltd.	3,200	18,907
#China Minsheng Banking Corp., Ltd., Class H	1,231,120	489,026
China Modern Dairy Holdings, Ltd.	1,940,000	366,600
China Molybdenum Co., Ltd., Class H	1,188,000	737,627
China National Accord Medicines Corp., Ltd.	9,400	49,212
China National Building Material Co., Ltd., Class H	2,227,400	2,800,338
China National Chemical Engineering Co., Ltd.	77,000	126,395
China National Medicines Corp., Ltd., Class A	18,600	88,603
China National Nuclear Power Co., Ltd., Class A	203,101	217,290
China New Higher Education Group, Ltd.	461,000	232,899
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	26,200	21,033
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	3,900	30,821
*China Oceanwide Holdings, Ltd.	964,000	15,986
*China Oil & Gas Group, Ltd.	1,984,000	123,696
China Oilfield Services, Ltd., Class H	1,164,000	1,120,749
China Overseas Grand Oceans Group, Ltd.	1,191,375	571,256
China Overseas Land & Investment, Ltd.	1,438,827	3,173,944
China Overseas Property Holdings, Ltd.	749,275	674,237
China Pacific Insurance Group Co., Ltd., Class H	867,800	2,677,345
China Petroleum & Chemical Corp. , Sponsored ADR	11,057	538,255
China Petroleum & Chemical Corp.	4,659,400	2,288,057
China Pioneer Pharma Holdings, Ltd.	106,000	15,807
China Power International Development, Ltd.	882,333	443,489
*»China Properties Group, Ltd.	173,000	6,922
China Publishing & Media Co., Ltd., Class A	45,400	38,503
China Railway Group, Ltd.	1,671,000	818,417
China Railway Signal & Communication Corp., Ltd., Class H	566,000	198,634
China Reinsurance Group Corp., Class H	2,564,000	266,979
China Renaissance Holdings, Ltd.	106,100	255,326
China Resources Beer Holdings Co., Ltd.	178,962	1,483,864
China Resources Cement Holdings, Ltd.	1,630,610	1,375,078
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	26,300	46,909
China Resources Gas Group, Ltd.	486,000	2,611,476
China Resources Land, Ltd.	1,056,444	4,114,931

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
China Resources Medical Holdings Co., Ltd.	432,000	$302,659
China Resources Pharmaceutical Group, Ltd.	703,000	338,891
China Resources Power Holdings Co., Ltd.	482,678	1,247,174
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	25,427	95,827
China Risun Group, Ltd.	56,000	33,978
China Sanjiang Fine Chemicals Co., Ltd.	500,000	150,404
China SCE Group Holdings, Ltd.	1,318,600	411,901
China Science Publishing & Media, Ltd., Class A	15,400	19,795
*China Shanshui Cement Group, Ltd.	234,000	60,162
*China Shengmu Organic Milk, Ltd.	1,157,000	78,828
China Shenhua Energy Co., Ltd., Class H	1,051,616	2,265,712
China Shuifa Singyes Energy Holdings, Ltd.	126,000	34,986
#China South City Holdings, Ltd.	2,254,000	168,057
China South Publishing & Media Group Co., Ltd., Class A	36,500	46,746
*China Southern Airlines Co., Ltd.	860,000	524,023
#*China Southern Airlines Co., Ltd. , Sponsored ADR	3,231	97,705
China State Construction Engineering Corp., Ltd., Class A	287,100	208,957
*China Sunshine Paper Holdings Co., Ltd.	359,000	81,685
China Suntien Green Energy Corp., Ltd., Class H	617,000	491,757
China Taiping Insurance Holdings Co., Ltd.	1,064,306	1,628,122
#*China Tianrui Group Cement Co., Ltd.	53,000	45,648
*China Tianying, Inc., Class A	61,000	45,159
China Tourism Group Duty Free Corp., Ltd., Class A	700	29,350
China Tower Corp., Ltd., Class H	7,034,000	913,266
China Traditional Chinese Medicine Holdings Co., Ltd.	1,366,000	649,719
China TransInfo Technology Co., Ltd., Class A	32,200	67,290
*China Tungsten And Hightech Materials Co., Ltd.	17,600	36,505
China Vanke Co., Ltd., Class H	608,310	1,424,777
China Vast Industrial Urban Development Co., Ltd.	218,000	63,054
China Water Affairs Group, Ltd.	310,000	319,602
China West Construction Group Co., Ltd.	30,500	34,250
*»China Wood Optimization Holding, Ltd.	88,000	7,636
China World Trade Center Co., Ltd., Class A	7,900	16,756
China Xinhua Education Group, Ltd.	65,000	13,871
China XLX Fertiliser, Ltd.	247,000	173,366
China Yangtze Power Co., Ltd.	76,400	253,565
China Yongda Automobiles Services Holdings, Ltd.	602,000	962,699
#China Yuhua Education Corp., Ltd.	798,000	363,145
*China ZhengTong Auto Services Holdings, Ltd.	456,000	55,688
China Zhenhua Group Science & Technology Co., Ltd., Class A	2,100	33,979
#*»China Zhongwang Holdings, Ltd.	878,400	189,703
Chinasoft International, Ltd.	1,192,000	1,995,082
*Chongqing Brewery Co., Ltd.	3,200	75,193
Chongqing Changan Automobile Co., Ltd., Class A	24,600	74,921
Chongqing Department Store Co., Ltd.	9,400	33,782
Chongqing Dima Industry Co., Ltd., Class A	54,500	19,663
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	27,700	72,898
Chongqing Machinery & Electric Co., Ltd., Class H	633,925	57,859
Chongqing Rural Commercial Bank Co., Ltd., Class H	1,221,000	439,488
Chongqing Zhifei Biological Products Co., Ltd., Class A	8,500	199,400
Chongqing Zongshen Power Machinery Co., Ltd., Class A	26,200	26,803
Chow Tai Seng Jewellery Co., Ltd., Class A	9,300	27,452
CIFI Holdings Group Co., Ltd.	1,589,085	882,479
CIMC Enric Holdings, Ltd.	458,000	592,293
*Cinda Real Estate Co., Ltd., Class A	39,600	19,853
Cisen Pharmaceutical Co., Ltd., Class A	11,500	21,571

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
*CITIC Guoan Information Industry Co., Ltd., Class A	79,700	$28,008
*CITIC Resources Holdings, Ltd.	1,040,000	73,531
CITIC Securities Co., Ltd., Class H	205,500	523,587
CITIC, Ltd.	1,440,000	1,443,878
*Citychamp Watch & Jewellery Group, Ltd.	438,000	73,760
CNHTC Jinan Truck Co., Ltd., Class A	11,060	22,871
CNNC Hua Yuan Titanium Dioxide Co., Ltd.	20,500	44,217
COFCO Biotechnology Co., Ltd., Class A	45,100	74,947
#COFCO Joycome Foods, Ltd.	1,044,000	405,304
#*Cogobuy Group	246,000	90,759
Colour Life Services Group Co., Ltd.	260,247	45,833
*Comba Telecom Systems Holdings, Ltd.	408,000	113,813
Concord New Energy Group, Ltd.	3,850,000	405,834
Consun Pharmaceutical Group, Ltd.	296,000	127,851
Contemporary Amperex Technology Co., Ltd., Class A	2,600	259,574
*Continental Aerospace Technologies Holding, Ltd.	1,307,948	20,513
*Coolpad Group, Ltd.	1,295,400	68,275
COSCO SHIPPING Development Co., Ltd., Class H	2,101,000	407,827
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	565,752	250,183
#*COSCO SHIPPING Holdings Co., Ltd., Class H	1,239,900	1,925,427
*Cosmo Lady China Holdings Co., Ltd.	295,000	21,237
Country Garden Holdings Co., Ltd.	2,675,875	2,514,529
Country Garden Services Holdings Co., Ltd.	316,550	2,461,904
CP Pokphand Co., Ltd.	4,330,000	612,286
CPMC Holdings, Ltd.	265,000	129,450
CQ Pharmaceutical Holding Co., Ltd.	36,600	27,324
#CSC Financial Co., Ltd., Class H	84,500	89,616
CSG Holding Co., Ltd., Class A	27,400	38,686
CSPC Innovation Pharmaceutical Co., Ltd.	11,419	21,794
CSPC Pharmaceutical Group, Ltd.	3,054,080	3,195,790
CSSC Science & Technology Co., Ltd., Class A	10,100	20,191
*»CT Environmental Group, Ltd.	1,368,000	11,220
CTS International Logistics Corp., Ltd., Class A	26,730	51,559
Da Ming International Holdings, Ltd.	8,000	3,723
Daan Gene Co., Ltd., Class A	35,160	105,710
DaFa Properties Group, Ltd.	64,000	41,465
Dali Foods Group Co., Ltd.	1,003,000	558,293
Dare Power Dekor Home Co., Ltd., Class A	13,300	24,242
Dashang Co., Ltd.	7,000	21,308
DaShenLin Pharmaceutical Group Co., Ltd., Class A	17,888	98,817
Datang International Power Generation Co., Ltd., Class H	718,000	130,142
Dawning Information Industry Co., Ltd.	13,300	57,062
Dawnrays Pharmaceutical Holdings, Ltd.	450,000	98,341
Dazzle Fashion Co., Ltd.	6,000	17,561
Dexin China Holdings Co., Ltd.	84,000	28,183
DHC Software Co., Ltd., Class A	63,300	68,612
Dian Diagnostics Group Co., Ltd., Class A	4,800	24,155
Digital China Group Co., Ltd., Class A	13,500	31,416
Digital China Information Service Co., Ltd., Class A	19,900	34,655
Do-Fluoride New Materials Co., Ltd.	4,800	46,495
Dong-E-E-Jiao Co., Ltd., Class A	16,500	104,705
Dongfeng Motor Group Co., Ltd., Class H	1,268,000	1,185,024
Dongjiang Environmental Co., Ltd., Class H	100,200	45,727
Dongxing Securities Co., Ltd., Class A	53,000	90,724
Dongyue Group, Ltd.	986,000	2,296,723

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
*DouYu International Holdings, Ltd. , Sponsored ADR	6,264	$19,732
*Duiba Group, Ltd.	83,200	19,466
Dynagreen Environmental Protection Group Co., Ltd., Class H	280,000	143,257
East Group Co., Ltd.	30,700	49,627
East Money Information Co., Ltd., Class A	17,300	88,895
*E-Commodities Holdings, Ltd.	828,000	87,281
Edifier Technology Co., Ltd.	23,500	41,475
*ENN Energy Holdings, Ltd.	126,300	2,186,978
*ESR Cayman, Ltd.	7,800	25,318
Essex Bio-technology, Ltd.	154,000	104,923
Eternal Asia Supply Chain Management, Ltd., Class A	34,500	30,929
*Ev Dynamics Holdings, Ltd.	590,000	7,812
EVA Precision Industrial Holdings, Ltd.	396,000	69,232
Eve Energy Co., Ltd., Class A	1,500	26,579
#Everbright Securities Co., Ltd., Class H	123,800	96,760
Fangda Carbon New Material Co., Ltd., Class A	29,771	49,938
Fangda Special Steel Technology Co., Ltd., Class A	52,100	60,134
#Fanhua, Inc. , ADR	3,078	40,814
#»Fantasia Holdings Group Co., Ltd.	810,000	58,310
FAWER Automotive Parts Co., Ltd.	33,662	29,757
Fiberhome Telecommunication Technologies Co., Ltd., Class A	23,000	61,894
Fibocom Wireless, Inc.	10,000	72,095
*FIH Mobile, Ltd.	1,550,000	241,096
Financial Street Holdings Co., Ltd., Class A	42,100	38,400
First Capital Securities Co., Ltd., Class A	80,700	86,086
Flat Glass Group Co., Ltd., Class H	66,000	356,342
Focus Media Information Technology Co., Ltd., Class A	205,088	235,752
Foshan Haitian Flavouring & Food Co., Ltd., Class A	22,300	407,570
Fosun International, Ltd.	716,392	842,646
Founder Securities Co., Ltd., Class A	79,000	100,683
FriendTimes, Inc.	278,000	41,098
Fu Jian Anjoy Foods Co., Ltd.	5,000	158,246
Fu Shou Yuan International Group, Ltd.	696,000	598,561
Fufeng Group, Ltd.	944,600	326,643
Fujian Funeng Co., Ltd.	31,800	88,456
Fujian Green Pine Co., Ltd.	10,300	15,942
Fujian Longking Co., Ltd., Class A	25,900	32,887
Fujian Longma Environmental Sanitation Equipment Co., Ltd.	10,200	19,945
Fujian Star-net Communication Co., Ltd.	8,600	29,429
Fujian Sunner Development Co., Ltd., Class A	39,600	138,789
#*Futu Holdings, Ltd. , ADR	3,568	190,959
Fuyao Glass Industry Group Co., Ltd., Class H	280,800	1,620,753
Gansu Qilianshan Cement Group Co., Ltd., Class A	18,800	28,394
G-bits Network Technology Xiamen Co., Ltd.	1,600	85,574
#*GCL New Energy Holdings, Ltd.	2,012,000	94,405
*GCL System Integration Technology Co., Ltd., Class A	35,600	22,407
*GCL-Poly Energy Holdings, Ltd.	6,857,000	1,308,983
*GDS Holdings, Ltd.	7,000	53,721
#*GDS Holdings, Ltd. , Sponsored ADR	1,566	93,020
Geely Automobile Holdings, Ltd.	2,073,000	7,208,419
GEM Co., Ltd., Class A	20,000	34,048
Gemdale Corp., Class A	43,400	68,801
Gemdale Properties & Investment Corp., Ltd.	4,256,000	415,804
Getein Biotech, Inc.	13,400	36,604
GF Securities Co., Ltd., Class H	341,800	580,867
Giant Network Group Co., Ltd., Class A	30,500	47,350

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Gigadevice Semiconductor Beijing, Inc.	2,000	$52,950
*Glorious Property Holdings, Ltd.	1,665,000	52,225
*Glory Sun Land Group, Ltd.	227,000	6,099
GoerTek, Inc., Class A	20,300	138,045
Golden Eagle Retail Group, Ltd.	273,000	237,588
Goldenmax International Technology, Ltd., Class A	10,700	22,210
Goldlion Holdings, Ltd.	162,000	34,986
#*GOME Retail Holdings, Ltd.	3,285,060	333,614
*Gotion High-tech Co., Ltd., Class A	3,900	35,877
*Grand Baoxin Auto Group, Ltd.	439,881	49,761
Grandblue Environment Co., Ltd., Class A	5,800	20,020
*Grandjoy Holdings Group Co., Ltd., Class A	39,100	20,091
Great Wall Motor Co., Ltd., Class H	629,000	2,838,123
Greattown Holdings, Ltd., Class A	39,100	21,618
Greatview Aseptic Packaging Co., Ltd.	543,000	223,369
Gree Electric Appliances, Inc. of Zhuhai, Class A	28,800	164,855
*Gree Real Estate Co., Ltd., Class A	18,100	18,969
Greenland Holdings Corp., Ltd., Class A	98,100	62,972
Greenland Hong Kong Holdings, Ltd.	589,000	125,689
Greentown China Holdings, Ltd.	512,000	708,200
Greentown Service Group Co., Ltd.	592,000	588,267
GRG Banking Equipment Co., Ltd., Class A	22,600	36,568
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	22,100	19,778
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,500	25,819
Guangdong Great River Smarter Logistics Co., Ltd.	9,020	32,219
Guangdong Haid Group Co., Ltd., Class A	22,200	227,627
*Guangdong HEC Technology Holding Co., Ltd., Class A	23,600	39,218
Guangdong Hongda Blasting Co., Ltd., Class A	14,100	60,626
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	38,582	27,237
Guangdong Investment, Ltd.	580,000	730,680
Guangdong South New Media Co., Ltd.	4,300	31,867
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	20,900	73,217
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	20,500	26,959
*Guanghui Energy Co., Ltd., Class A	136,800	141,229
#*»Guangshen Railway Co., Ltd. , Sponsored ADR	6,099	1,568
*Guangshen Railway Co., Ltd., Class H	442,000	77,842
Guangxi Liugong Machinery Co., Ltd., Class A	35,700	41,428
Guangxi Liuzhou Pharmaceutical Co., Ltd.	9,000	21,408
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	87,500	41,682
Guangzhou Automobile Group Co., Ltd., Class H	826,000	781,504
Guangzhou Baiyunshan Pharmaceutical Holdings Co. LT	48,000	121,557
Guangzhou Haige Communications Group, Inc. Co., Class A	21,000	30,962
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	5,200	92,984
#Guangzhou R&F Properties Co., Ltd., Class H	1,124,400	705,365
Guangzhou Shangpin Home Collection Co., Ltd.	3,300	22,487
Guangzhou Tinci Materials Technology Co., Ltd., Class A	2,400	61,823
Guangzhou Wondfo Biotech Co., Ltd.	14,007	75,847
Guangzhou Zhujiang Brewery Co., Ltd.	26,900	41,635
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	34,700	32,084
Guizhou Gas Group Corp., Ltd.	23,300	36,100
Guizhou Panjiang Refined Coal Co., Ltd., Class A	50,700	60,973
Guolian Securities Co., Ltd.	107,500	52,651
Guomai Technologies, Inc., Class A	23,600	21,120
Guosen Securities Co., Ltd., Class A	47,400	84,396
*Guosheng Financial Holding, Inc., Class A	39,000	56,831

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Guotai Junan Securities Co., Ltd., Class H	51,400	$70,304
Guoyuan Securities Co., Ltd., Class A	83,800	97,115
*Haichang Ocean Park Holdings, Ltd.	498,000	126,116
Haier Smart Home Co., Ltd.	657,600	2,459,961
*Hailiang Education Group, Inc. , Sponsored ADR	1,838	56,059
Hailir Pesticides and Chemicals Group Co., Ltd.	1,400	3,929
*Hainan Meilan International Airport Co., Ltd.	50,000	202,788
Hainan Poly Pharm Co., Ltd.	7,500	57,620
Haitian International Holdings, Ltd.	433,000	1,269,101
Haitong Securities Co., Ltd., Class H	571,200	508,856
Hand Enterprise Solutions Co., Ltd., Class A	18,000	18,555
Hangcha Group Co., Ltd.	20,100	51,924
Hangjin Technology Co., Ltd.	16,600	87,865
Hangxiao Steel Structure Co., Ltd., Class A	52,100	29,050
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	43,800	27,911
Hangzhou First Applied Material Co., Ltd.	2,800	62,667
Hangzhou Oxygen Plant Group Co., Ltd., Class A	13,500	54,610
Han’s Laser Technology Industry Group Co., Ltd., Class A	27,300	182,748
*Harbin Bank Co., Ltd., Class H	231,000	23,756
Harbin Boshi Automation Co., Ltd.	16,665	31,728
*Harbin Electric Co., Ltd.	354,236	150,273
*»Harmonicare	74,000	3,639
*HC Group, Inc.	211,500	21,751
Health & Happiness H&H International Holdings, Ltd.	124,500	292,243
Hebei Chengde Lolo Co., Class A	21,700	35,078
Hebei Hengshui Laobaigan Liquor Co., Ltd.	9,400	31,609
Hefei Meiya Optoelectronic Technology, Inc., Class A	10,200	64,408
Heilongjiang Agriculture Co., Ltd., Class A	39,700	85,319
Hello Group, Inc. , ADR	77,584	965,921
Henan Shenhuo Coal & Power Co., Ltd., Class A	18,900	28,013
Henan Shuanghui Investment & Development Co., Ltd., Class A	74,800	344,636
Henan Thinker Automatic Equipment Co., Ltd.	6,560	20,911
Henan Yuguang Gold & Lead Co., Ltd., Class A	26,400	22,224
Henan Zhongyuan Expressway Co., Ltd., Class A	54,300	26,715
Hengan International Group Co., Ltd.	317,500	1,659,120
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	26,400	58,262
Hengli Petrochemical Co., Ltd., Class A	95,400	328,395
Hengyi Petrochemical Co., Ltd., Class A	34,082	58,288
Hesteel Co., Ltd., Class A	267,700	102,854
Hexing Electrical Co., Ltd., Class A	10,600	19,469
Hisense Home Appliances Group Co., Ltd., Class H	125,000	134,496
*Holitech Technology Co., Ltd., Class A	63,400	32,182
Hongda Xingye Co., Ltd., Class A	72,700	61,542
Hongfa Technology Co., Ltd., Class A	15,800	183,449
*Honghua Group, Ltd.	1,656,000	56,413
*Hongli Zhihui Group Co., Ltd.	10,600	18,658
*»Honworld Group, Ltd.	59,000	17,463
Hope Education Group Co., Ltd.	696,000	125,259
Hopson Development Holdings, Ltd.	343,860	939,321
*Hua Hong Semiconductor, Ltd.	152,000	765,955
Huaan Securities Co., Ltd., Class A	90,190	71,981
Huabao International Holdings, Ltd.	11,000	20,673
#Huadian Power International Corp., Ltd., Class H	476,000	176,839
Huadong Medicine Co., Ltd., Class A	30,400	173,967
Huafa Industrial Co., Ltd. Zhuhai, Class A	29,900	24,564
Huafon Chemical Co., Ltd., Class A	72,200	134,078

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	42,600	$30,074
*Huafu Fashion Co., Ltd., Class A	34,800	24,024
Huagong Tech Co., Ltd., Class A	9,200	41,383
Hualan Biological Engineering, Inc., Class A	17,100	79,321
#Huaneng Power International, Inc., Class H	644,000	333,629
Huaneng Power International, Inc. , Sponsored ADR	3,000	61,530
*Huanxi Media Group, Ltd.	20,000	3,805
Huatai Securities Co., Ltd., Class H	379,800	566,352
Huaxi Holdings Co., Ltd.	78,000	21,458
Huaxi Securities Co., Ltd., Class A	50,400	71,239
Huaxia Bank Co., Ltd., Class A	123,100	108,244
Huaxin Cement Co., Ltd., Class A	43,000	112,424
Huazhong In-Vehicle Holdings Co., Ltd.	344,000	168,483
#*Huazhu Group, Ltd. , Sponsored ADR	29,612	1,372,812
*Huazhu Group, Ltd.	8,600	40,297
Hubei Biocause Pharmaceutical Co., Ltd., Class A	69,600	35,329
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	21,900	55,103
Hubei Xingfa Chemicals Group Co., Ltd., Class A	15,520	120,205
*Huishang Bank Corp., Ltd.	186,200	63,431
Humanwell Healthcare Group Co., Ltd.	38,700	127,414
Hunan Aihua Group Co., Ltd.	7,300	40,646
*Hunan Gold Corp., Ltd., Class A	16,000	27,089
Hunan Valin Steel Co., Ltd., Class A	184,700	154,044
#*HUYA, Inc. , Sponsored ADR	10,006	82,249
*iDreamSky Technology Holdings, Ltd.	212,400	151,538
Iflytek Co., Ltd., Class A	13,700	120,723
IKD Co., Ltd.	16,700	35,629
IMAX China Holding, Inc.	106,100	155,487
Industrial & Commercial Bank of China, Ltd., Class H	11,950,460	6,544,367
Industrial Bank Co., Ltd., Class A	148,000	430,637
Industrial Securities Co., Ltd., Class A	77,200	110,084
Infore Environment Technology Group Co., Ltd., Class A	52,300	51,134
Inner Mongolia Eerduosi Resources Co., Ltd., Class A	9,400	43,471
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	82,400	66,021
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	44,600	299,530
Inner Mongolia Yitai Coal Co., Ltd., Class H	21,900	16,610
*Innovent Biologics, Inc.	33,000	296,103
*Innuovo Technology Co., Ltd., Class A	22,600	18,672
Inspur Electronic Information Industry Co., Ltd., Class A	21,300	103,395
*Inspur International, Ltd.	174,000	74,932
#*Iqiyi, Inc. , Sponsored ADR	90,359	748,172
IReader Technology Co., Ltd.	8,000	23,753
Jafron Biomedical Co., Ltd., Class A	11,400	92,016
*JC Finance & Tax Interconnect Holdings, Ltd., Class A	20,500	18,602
*JD.com, Inc.	14,450	576,585
*JD.com, Inc. , Sponsored ADR	23,730	1,857,584
Jiajiayue Group Co., Ltd., Class A	19,400	44,632
Jiangling Motors Corp., Ltd.	9,844	23,985
*Jiangnan Group, Ltd.	1,143,000	44,080
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	22,000	24,946
Jiangsu Eastern Shenghong Co., Ltd., Class A	4,300	18,301
Jiangsu Expressway Co., Ltd., Class H	200,000	189,226
Jiangsu Hengli Hydraulic Co., Ltd., Class A	5,200	66,678
Jiangsu Hengrui Medicine Co., Ltd., Class A	39,500	303,775
Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	14,400	36,322

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	35,900	$21,419
Jiangsu King’s Luck Brewery JSC, Ltd.	14,000	107,842
*Jiangsu Leike Defense Technology Co., Ltd., Class A	32,400	29,097
Jiangsu Linyang Energy Co., Ltd.	45,100	79,526
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd.	16,200	59,965
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	9,900	287,876
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	24,900	137,009
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	25,500	24,653
Jiangsu Zhongtian Technology Co., Ltd., Class A	28,500	45,002
Jiangxi Bank Co., Ltd., Class H	24,500	10,771
Jiangxi Copper Co., Ltd., Class H	478,000	836,909
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	13,100	28,317
Jiangxi Wannianqing Cement Co., Ltd., Class A	19,300	34,665
Jiangxi Zhengbang Technology Co., Ltd., Class A	95,900	150,080
Jiangzhong Pharmaceutical Co., Ltd., Class A	15,900	28,633
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd.	28,800	31,397
*Jiayin Group, Inc. , ADR	146	555
Jiayou International Logistics Co., Ltd.	7,900	20,223
#Jiayuan International Group, Ltd.	542,406	209,877
*Jilin Electric Power Co., Ltd., Class A	18,800	22,198
*Jinchuan Group International Resources Co., Ltd.	737,000	118,427
Jinduicheng Molybdenum Co., Ltd., Class A	56,500	64,065
#Jingrui Holdings, Ltd.	257,000	72,022
Jinke Properties Group Co., Ltd., Class A	60,100	41,677
#*JinkoSolar Holding Co., Ltd. , Sponsored ADR	17,990	1,076,162
Jinneng Science&Technology Co., Ltd., Class A	27,500	60,689
JiuGui Liquor Co., Ltd., Class A	1,600	53,705
Jiuzhitang Co., Ltd., Class A	21,859	28,985
JL Mag Rare-Earth Co., Ltd.	10,669	65,253
Jnby Design, Ltd.	173,000	290,444
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	49,344	88,859
Jointown Pharmaceutical Group Co., Ltd., Class A	57,400	121,834
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	18,100	102,759
Joy City Property, Ltd.	1,920,000	99,961
Joyoung Co., Ltd., Class A	19,400	70,750
JSTI Group, Class A	23,500	20,774
Ju Teng International Holdings, Ltd.	502,000	85,828
Juewei Food Co., Ltd., Class A	14,400	148,100
Jutal Offshore Oil Services, Ltd.	34,000	4,589
#Kaisa Group Holdings, Ltd.	1,742,000	268,722
Kaisa Prosperity Holdings, Ltd.	28,000	59,390
Kaiser China Cultural Co., Ltd.	28,600	31,581
Kaishan Group Co., Ltd., Class A	13,200	37,316
*Kangda International Environmental Co., Ltd.	285,000	30,042
*Kasen International Holdings, Ltd.	194,000	17,956
Kehua Data Co., Ltd.	3,400	20,753
Kinetic Mines and Energy, Ltd.	812,000	67,849
*Kingboard Holdings, Ltd.	439,000	1,921,565
Kingboard Laminates Holdings, Ltd.	742,000	1,163,690
*Kingdee International Software Group Co., Ltd.	141,000	465,828
Kingfa Sci & Tech Co., Ltd.	89,200	163,418
Kingsoft Corp., Ltd.	321,200	1,381,164
Konfoong Materials International Co., Ltd.	3,400	21,278
KPC Pharmaceuticals, Inc., Class A	19,100	24,820
Kunlun Energy Co., Ltd.	2,276,000	2,083,175
*Kunshan Kersen Science & Technology Co., Ltd.	12,100	19,314

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Kweichow Moutai Co., Ltd., Class A	7,446	$2,123,634
KWG Group Holdings, Ltd.	825,400	721,517
KWG Living Group Holdings, Ltd.	359,200	244,267
*Lanzhou Lishang Guochao Industrial Group Co., Ltd.	24,300	23,682
Lao Feng Xiang Co., Ltd.	7,300	54,738
Laobaixing Pharmacy Chain JSC	15,100	103,179
*Launch Tech Co., Ltd., Class H	19,000	7,327
LB Group Co., Ltd., Class A	40,900	181,353
Lee & Man Chemical Co., Ltd.	126,300	156,677
Lee & Man Paper Manufacturing, Ltd.	792,600	595,032
Lee’s Pharmaceutical Holdings, Ltd.	122,000	57,400
Legend Holdings Corp., Class H	338,100	594,572
*Lenovo Group, Ltd.	4,052,000	4,406,698
Lens Technology Co., Ltd., Class A	75,400	250,482
Leo Group Co., Ltd., Class A	137,256	48,877
Lepu Medical Technology Beijing Co., Ltd., Class A	31,300	104,224
Leyard Optoelectronic Co., Ltd., Class A	23,200	34,097
*LI Auto, Inc. , ADR	22	718
Li Ning Co., Ltd.	343,000	3,814,026
Lier Chemical Co., Ltd.	10,800	38,121
*Lifestyle China Group, Ltd.	229,500	30,977
*Lifetech Scientific Corp.	772,000	359,252
*Lingyi iTech Guangdong Co, Class A	103,800	107,971
Livzon Pharmaceutical Group, Inc., Class H	80,656	266,467
Lizhong Sitong Light Alloys Group Co., Ltd.	10,200	24,709
LK Technology Holdings, Ltd.	68,750	173,045
Logan Group Co., Ltd.	760,000	763,024
Loncin Motor Co., Ltd., Class A	47,000	32,005
Long Yuan Construction Group Co., Ltd., Class A	37,000	41,607
Longfor Group Holdings, Ltd.	550,500	2,674,992
LONGi Green Energy Technology Co., Ltd., Class A	37,340	569,720
Longshine Technology Group Co., Ltd.	12,500	63,216
Lonking Holdings, Ltd.	1,265,000	370,765
Luenmei Quantum Co., Ltd., Class A	49,800	64,246
Luolai Lifestyle Technology Co., Ltd.	19,000	38,726
*Luoniushan Co., Ltd., Class A	28,300	30,233
*Luoyang Glass Co., Ltd., Class H	68,000	99,128
Luxi Chemical Group Co., Ltd., Class A	29,200	74,793
Luxshare Precision Industry Co., Ltd., Class A	44,400	267,952
#*Luye Pharma Group, Ltd.	1,223,000	583,276
Luzhou Laojiao Co., Ltd., Class A	12,400	443,404
*LVGEM China Real Estate Investment Co., Ltd.	162,000	36,861
Maanshan Iron & Steel Co., Ltd., Class H	572,000	244,122
Maccura Biotechnology Co., Ltd., Class A	17,700	76,935
Mango Excellent Media Co., Ltd., Class A	25,000	153,412
*Maoyan Entertainment	48,800	59,094
*Maoye International Holdings, Ltd.	445,000	16,303
*Markor International Home Furnishings Co., Ltd., Class A	82,100	43,469
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	58,700	66,193
*Meitu, Inc.	732,500	160,077
*Meituan, Class B	32,500	1,126,359
Metallurgical Corp. of China, Ltd., Class H	878,000	243,793
Microport Scientific Corp.	15,541	73,319
Midea Group Co., Ltd.	82,300	883,966
Ming Yang Smart Energy Group, Ltd., Class A	24,500	118,584

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
*Mingfa Group International Co., Ltd.	589,000	$33,694
Minmetals Land, Ltd.	764,000	78,570
Minsheng Education Group Co., Ltd.	70,000	10,168
Minth Group, Ltd.	408,000	1,631,150
MLS Co., Ltd., Class A	46,078	100,249
*MMG, Ltd.	1,700,000	786,728
»Modern Land China Co., Ltd.	444,400	21,709
Montage Technology Co., Ltd.	2,439	24,799
*Montnets Rongxin Technology Group Co., Ltd.	9,600	30,137
Muyuan Foods Co., Ltd., Class A	87,200	777,796
*Nan Hai Corp., Ltd.	8,450,000	45,622
NanJi E-Commerce Co., Ltd., Class A	30,000	33,595
Nanjing Hanrui Cobalt Co., Ltd.	3,012	37,201
Nanjing Iron & Steel Co., Ltd., Class A	181,200	99,901
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	28,465	164,938
*Nanjing Sample Technology Co., Ltd., Class H	18,000	12,102
Nanjing Securities Co., Ltd., Class A	43,100	65,363
Nanjing Xinjiekou Department Store Co., Ltd., Class A	30,800	46,998
NARI Technology Co., Ltd., Class A	12,000	72,963
*NavInfo Co., Ltd., Class A	41,300	75,470
NetDragon Websoft Holdings, Ltd.	170,500	374,795
NetEase, Inc.	7,800	154,114
NetEase, Inc. , Sponsored ADR	52,369	5,110,691
New China Life Insurance Co., Ltd., Class H	513,800	1,489,409
*New Hope Liuhe Co., Ltd., Class A	49,000	110,127
*New Oriental Education & Technology Group, Inc. , Sponsored ADR	40,280	82,574
*New Oriental Education & Technology Group, Inc.	20,300	41,962
*New Sparkle Roll International Group, Ltd.	944,000	21,843
*New World Department Store China, Ltd.	223,000	38,413
Newland Digital Technology Co., Ltd., Class A	15,100	35,564
Nexteer Automotive Group, Ltd.	582,000	718,237
Nine Dragons Paper Holdings, Ltd.	1,328,000	1,669,592
Ninestar Corp., Class A	9,800	56,219
Ningbo Huaxiang Electronic Co., Ltd., Class A	14,400	53,302
Ningbo Jifeng Auto Parts Co., Ltd.	16,700	26,474
Ningbo Orient Wires & Cables Co., Ltd., Class A	13,400	94,430
Ningbo Sanxing Medical Electric Co., Ltd., Class A	33,500	63,571
Ningbo Zhoushan Port Co., Ltd., Class A	58,300	34,146
Ningxia Baofeng Energy Group Co., Ltd.	71,600	163,269
*NIO, Inc. , Sponsored ADR	3,475	136,950
*Niu Technologies , ADR	2,110	55,240
North Huajin Chemical Industries Co., Ltd., Class A	38,700	35,662
Northeast Securities Co., Ltd., Class A	33,000	44,428
NSFOCUS Technologies Group Co., Ltd., Class A	9,500	22,390
*Oceanwide Holdings Co., Ltd., Class A	60,500	16,819
Offshore Oil Engineering Co., Ltd., Class A	142,700	103,637
OFILM Group Co., Ltd., Class A	21,400	25,001
Opple Lighting Co., Ltd., Class A	18,600	56,328
ORG Technology Co., Ltd., Class A	58,600	61,230
*Orient Group, Inc., Class A	89,800	40,954
#Orient Securities Co., Ltd., Class H	207,600	170,530
*Ourpalm Co., Ltd., Class A	76,200	46,296
Ovctek China, Inc., Class A	4,200	44,862
Pacific Online, Ltd.	210,000	38,874
*Pacific Securities Co., Ltd. (The), Class A	137,700	67,100
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	67,100	41,920

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
PAX Global Technology, Ltd.	371,000	$371,000
PCI Technology Group Co., Ltd., Class A	20,600	24,452
People’s Insurance Co. Group of China, Ltd. (The), Class H	1,078,000	336,743
#Perennial Energy Holdings, Ltd.	155,000	31,881
Perfect World Co., Ltd., Class A	22,900	62,162
PetroChina Co., Ltd. , Sponsored ADR	6,046	291,780
PetroChina Co., Ltd.	3,134,000	1,514,817
PharmaBlock Sciences Nanjing, Inc.	800	18,953
PhiChem Corp., Class A	8,500	23,511
PICC Property & Casualty Co., Ltd., Class H	2,257,753	2,112,911
*Pinduoduo, Inc. , Sponsored ADR	482	42,859
Ping An Bank Co., Ltd., Class A	143,400	436,738
#*Ping An Healthcare and Technology Co., Ltd.	30,300	147,429
Ping An Insurance Group Co. of China, Ltd.	1,219,000	8,759,694
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	75,740	100,431
Poly Developments and Holdings Group Co., Ltd., Class A	34,400	67,482
Poly Property Group Co., Ltd.	1,323,000	326,539
#Poly Property Services Co., Ltd., Class H	5,200	29,212
Postal Savings Bank of China Co., Ltd., Class H	1,262,000	918,225
*Pou Sheng International Holdings, Ltd.	1,268,000	213,532
Power Construction Corp. of China, Ltd., Class A	67,300	86,297
Powerlong Real Estate Holdings, Ltd.	1,055,000	726,927
Prinx Chengshan Holdings, Ltd.	101,500	94,206
Proya Cosmetics Co., Ltd.	1,600	50,229
#Q Technology Group Co., Ltd.	240,000	352,948
Qianhe Condiment and Food Co., Ltd., Class A	8,400	32,208
Qingdao East Steel Tower Stock Co., Ltd., Class A	25,100	30,578
Qingdao Eastsoft Communication Technology Co., Ltd.	7,000	19,461
Qingdao Gon Technology Co., Ltd.	6,600	24,193
Qingdao Hanhe Cable Co., Ltd., Class A	44,200	29,822
Qingdao Port International Co., Ltd.	269,000	135,208
Qingdao Rural Commercial Bank Corp.	78,200	46,656
Qingdao TGOOD Electric Co., Ltd., Class A	6,500	26,730
Qingdao Topscomm Communication, Inc., Class A	18,200	19,585
Qinhuangdao Port Co., Ltd., Class H	280,000	44,993
*»Qunxing Paper Holdings Co., Ltd.	147,174	—
Red Avenue New Materials Group Co., Ltd.	2,600	22,273
*Red Star Macalline Group Corp., Ltd., Class H	183,739	103,454
#Redco Properties Group, Ltd.	730,000	224,282
#Redsun Properties Group, Ltd.	156,000	44,921
Rianlon Corp.	4,200	25,662
RiseSun Real Estate Development Co., Ltd., Class A	30,100	20,168
Riyue Heavy Industry Co., Ltd.	7,000	42,540
Road King Infrastructure, Ltd.	96,000	97,122
Rongan Property Co., Ltd., Class A	53,900	20,036
Rongsheng Petrochemical Co., Ltd., Class A	87,500	235,604
#Ronshine China Holdings, Ltd.	221,500	89,693
SAIC Motor Corp., Ltd., Class A	30,200	95,656
Sanan Optoelectronics Co., Ltd., Class A	4,400	23,090
Sanquan Food Co., Ltd.	27,970	84,879
Sansteel Minguang Co., Ltd. Fujian, Class A	59,300	63,443
Sany Heavy Equipment International Holdings Co., Ltd.	451,000	517,148
Sany Heavy Industry Co., Ltd., Class A	138,800	497,735
Satellite Chemical Co., Ltd., Class A	21,600	131,401
Sealand Securities Co., Ltd., Class A	76,700	46,240

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Seazen Group, Ltd.	1,464,000	$1,161,180
Seazen Holdings Co., Ltd., Class A	59,000	315,517
S-Enjoy Service Group Co., Ltd.	75,000	145,969
SF Holding Co., Ltd., Class A	16,579	167,351
SGIS Songshan Co., Ltd., Class A	58,500	40,476
Shaanxi Coal Industry Co., Ltd., Class A	12,600	24,619
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	66,400	109,099
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	28,011	76,517
#Shandong Chenming Paper Holdings, Ltd.	148,750	71,707
#Shandong Gold Mining Co., Ltd., Class H	302,750	550,310
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	23,200	90,478
Shandong Hi-speed Co., Ltd., Class A	24,201	20,298
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	20,700	100,482
Shandong Humon Smelting Co., Ltd., Class A	27,791	49,916
Shandong Linglong Tyre Co., Ltd., Class A	26,200	144,367
*Shandong Molong Petroleum Machinery Co., Ltd.	59,600	30,417
Shandong Nanshan Aluminum Co., Ltd., Class A	125,600	84,744
Shandong Publishing & Media Co., Ltd.	28,300	27,095
Shandong Sun Paper Industry JSC, Ltd., Class A	29,100	52,176
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,108,000	1,888,673
Shandong Xiantan Co., Ltd.	21,700	23,996
Shandong Xinhua Pharmaceutical Co., Ltd.	109,200	53,624
*Shanghai 2345 Network Holding Group Co., Ltd., Class A	116,347	36,525
Shanghai AJ Group Co., Ltd., Class A	22,900	23,176
Shanghai Bailian Group Co., Ltd.	40,400	86,886
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	3,700	36,753
Shanghai Belling Co., Ltd., Class A	10,700	50,753
Shanghai Construction Group Co., Ltd.	50,300	25,689
Shanghai Daimay Automotive Interior Co., Ltd.	8,000	23,253
Shanghai Electric Group Co., Ltd., Class H	678,000	190,874
Shanghai Electric Power Co., Ltd., Class A	15,500	26,775
Shanghai Environment Group Co., Ltd., Class A	27,151	49,233
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	93,000	438,755
*Shanghai Fudan Microelectronics Group Co., Ltd.	58,000	158,811
#Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	111,000	54,651
Shanghai Ganglian E-Commerce Holdings Co., Ltd.	2,900	17,302
Shanghai Hanbell Precise Machinery Co., Ltd.	13,000	48,080
Shanghai Industrial Development Co., Ltd., Class A	33,400	20,240
Shanghai Industrial Holdings, Ltd.	271,000	404,808
Shanghai Industrial Urban Development Group, Ltd.	941,200	81,064
*Shanghai International Airport Co., Ltd., Class A	7,400	61,024
Shanghai International Port Group Co., Ltd., Class A	41,000	36,244
Shanghai Jahwa United Co., Ltd., Class A	9,500	71,116
Shanghai Jin Jiang Capital Co., Ltd., Class H	818,000	186,123
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	11,500	20,278
Shanghai Lingang Holdings Corp., Ltd., Class A	18,700	42,963
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	32,300	54,635
Shanghai M&G Stationery, Inc., Class A	11,100	110,086
Shanghai Maling Aquarius Co., Ltd., Class A	23,600	28,824
*»Shanghai MicroPort MedBot Group Co., Ltd.	14	78
Shanghai Moons’ Electric Co., Ltd.	7,400	19,463
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	401,500	736,001
Shanghai Pudong Development Bank Co., Ltd., Class A	139,354	194,578
Shanghai Putailai New Energy Technology Co., Ltd.	2,900	80,527
Shanghai RAAS Blood Products Co., Ltd., Class A	73,000	75,250
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	25,900	37,782

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Shanghai Sinyang Semiconductor Materials Co., Ltd.	3,800	$23,509
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	16,100	19,337
Shanghai Tunnel Engineering Co., Ltd., Class A	76,000	60,774
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	22,600	45,534
Shanghai Wanye Enterprises Co., Ltd., Class A	8,900	42,980
*Shanghai Zendai Property, Ltd.	2,745,000	12,703
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	29,800	77,680
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	24,710	37,397
Shanxi Coking Co., Ltd., Class A	53,900	57,666
Shanxi Coking Coal Energy Group Co., Ltd., Class A	107,100	154,560
*Shanxi Meijin Energy Co., Ltd., Class A	42,100	73,907
Shanxi Securities Co., Ltd., Class A	50,550	49,423
Shanxi Taigang Stainless Steel Co., Ltd., Class A	71,100	85,506
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	6,100	287,246
Shanying International Holding Co., Ltd., Class A	111,500	56,423
*Shengda Resources Co., Ltd., Class A	14,100	25,259
Shenghe Resources Holding Co., Ltd., Class A	16,400	51,792
*Shengjing Bank Co., Ltd.	144,500	130,029
Shengyi Technology Co., Ltd., Class A	26,200	91,048
Shennan Circuits Co., Ltd.	9,768	135,520
Shenwan Hongyuan Group Co., Ltd., Class H	632,000	160,050
Shenzhen Agricultural Products Group Co., Ltd., Class A	42,800	46,392
*Shenzhen Airport Co., Ltd., Class A	49,600	58,565
Shenzhen Aisidi Co., Ltd., Class A	22,700	37,971
Shenzhen Anche Technologies Co., Ltd.	6,900	20,540
Shenzhen Capchem Technology Co., Ltd., Class A	1,800	40,303
Shenzhen Center Power Tech Co., Ltd.	7,100	18,386
Shenzhen Cereals Holdings Co., Ltd.	23,100	23,451
Shenzhen Changhong Technology Co., Ltd.	5,300	29,452
Shenzhen Das Intellitech Co., Ltd., Class A	39,100	20,763
Shenzhen Desay Battery Technology Co.	8,700	57,396
Shenzhen Everwin Precision Technology Co., Ltd., Class A	14,700	32,189
Shenzhen Expressway Co., Ltd.	210,000	197,878
Shenzhen Fastprint Circuit Tech Co., Ltd.	22,300	44,059
Shenzhen Gongjin Electronics Co., Ltd., Class A	15,800	19,594
Shenzhen Goodix Technology Co., Ltd.	1,900	30,384
Shenzhen H&T Intelligent Control Co., Ltd., Class A	22,100	80,148
Shenzhen Inovance Technology Co., Ltd., Class A	6,600	67,240
Shenzhen International Holdings, Ltd.	847,433	1,022,926
Shenzhen Investment, Ltd.	1,439,142	353,354
*Shenzhen Jieshun Science And Technology Industry Co., Ltd.	14,100	19,137
Shenzhen Jinjia Group Co., Ltd., Class A	35,400	59,878
Shenzhen Jufei Optoelectronics Co., Ltd.	22,200	20,249
Shenzhen Kaifa Technology Co., Ltd., Class A	15,300	35,366
Shenzhen Kangtai Biological Products Co., Ltd.	2,000	35,688
Shenzhen Kinwong Electronic Co., Ltd., Class A	13,000	52,486
Shenzhen Kstar Science And Technology Co., Ltd.	8,800	43,748
Shenzhen Laibao Hi-tech Co., Ltd.	14,400	23,210
Shenzhen Megmeet Electrical Co., Ltd., Class A	8,200	39,228
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	6,100	358,310
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	69,300	33,553
Shenzhen Overseas Chinese Town Co., Ltd., Class A	20,700	20,239
*Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	16,500	74,476
*Shenzhen SDG Information Co., Ltd., Class A	18,400	17,214
Shenzhen Sinovatio Technology Co., Ltd.	3,999	18,613

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Shenzhen Sunline Tech Co., Ltd., Class A	17,266	$33,870
Shenzhen Sunlord Electronics Co., Ltd., Class A	16,500	85,171
Shenzhen Suntak Circuit Technology Co., Ltd.	12,900	27,784
Shenzhen Sunway Communication Co., Ltd., Class A	21,500	79,886
Shenzhen Tagen Group Co., Ltd., Class A	45,200	35,580
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	25,700	29,422
Shenzhen World Union Group, Inc., Class A	41,080	24,060
Shenzhen Yan Tian Port Holding Co., Ltd.	54,400	44,011
Shenzhen Yinghe Technology Co., Ltd., Class A	8,600	41,974
Shenzhen Ysstech Info-tech Co., Ltd., Class A	11,700	17,908
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	10,700	54,731
Shenzhen Zhenye Group Co., Ltd., Class A	29,700	19,343
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	86,300	66,720
Shenzhou International Group Holdings, Ltd.	122,400	2,640,261
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	36,595	37,094
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	41,301	103,531
Shimao Group Holdings, Ltd.	854,000	1,343,732
*Shineco, Inc.	102	1,053
Shougang Fushan Resources Group, Ltd.	953,839	251,364
Shui On Land, Ltd.	1,429,656	211,350
*Sichuan Development Lomon Co., Ltd.	25,800	72,774
Sichuan Expressway Co., Ltd.	266,000	61,550
*Sichuan Haite High-tech Co., Ltd.	10,100	18,630
*Sichuan Hebang Biotechnology Co., Ltd., Class A	110,800	61,607
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	37,100	102,388
Sichuan Road & Bridge Co., Ltd.	140,900	264,516
Sichuan Shuangma Cement Co., Ltd., Class A	12,500	39,105
Sichuan Swellfun Co., Ltd.	3,200	63,303
Sichuan Yahua Industrial Group Co., Ltd.	7,200	36,884
Sieyuan Electric Co., Ltd., Class A	9,600	62,119
Sihuan Pharmaceutical Holdings Group, Ltd.	1,587,000	334,576
Sino Biopharmaceutical, Ltd.	3,187,745	2,360,367
Sinocare, Inc., Class A	5,900	21,627
Sinofert Holdings, Ltd.	1,054,000	165,300
Sinolink Securities Co., Ltd., Class A	58,056	97,203
Sinoma International Engineering Co., Class A	42,000	68,156
Sinoma Science & Technology Co., Ltd., Class A	21,100	124,174
Sino-Ocean Group Holding, Ltd.	2,107,332	457,818
Sinopec Engineering Group Co., Ltd., Class H	691,500	364,460
Sinopec Kantons Holdings, Ltd.	470,000	179,443
*Sinopec Oilfield Service Corp., Class H	1,364,000	131,507
Sinopharm Group Co., Ltd., Class H	750,400	1,790,376
Sino-Platinum Metals Co., Ltd.	9,300	33,117
Sinosoft Technology Group, Ltd.	374,000	49,039
Sinotrans, Ltd., Class H	927,000	303,874
Sinotruk Hong Kong, Ltd.	439,500	606,787
Skshu Paint Co., Ltd., Class A	2,500	43,521
Skyfame Realty Holdings, Ltd.	1,856,000	219,502
Skyworth Digital Co., Ltd., Class A	21,700	24,538
*Skyworth Group, Ltd.	644,324	359,474
*SOHO China, Ltd.	1,213,500	307,312
*Solargiga Energy Holdings, Ltd.	518,000	33,295
SooChow Securities Co., Ltd., Class A	74,471	98,516
*Sou Yu Te Group Co., Ltd., Class A	79,000	18,138
*South Manganese Investment, Ltd.	361,000	57,080
Southwest Securities Co., Ltd.	127,600	95,859

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
SSY Group, Ltd.	1,073,042	$511,757
»Suchuang Gas Corp., Ltd.	98,000	30,487
Sun Art Retail Group, Ltd.	109,500	64,469
Sun King Technology Group, Ltd.	272,000	154,199
Sunac China Holdings, Ltd.	1,370,000	2,951,671
Sunac Services Holdings, Ltd.	27,059	54,890
Sunfly Intelligent Technology Co., Ltd., Class A	12,100	22,905
Sungrow Power Supply Co., Ltd., Class A	3,700	94,830
*Suning Universal Co., Ltd., Class A	42,800	32,086
*Suning.com Co., Ltd., Class A	84,600	59,063
Sunny Optical Technology Group Co., Ltd.	144,000	3,891,066
Sunresin New Materials Co., Ltd.	5,400	66,131
*Sunshine 100 China Holdings, Ltd.	217,000	11,577
Sunward Intelligent Equipment Co., Ltd., Class A	26,250	33,086
Suofeiya Home Collection Co., Ltd., Class A	11,600	30,655
Suzhou Anjie Technology Co., Ltd., Class A	13,700	29,507
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	27,800	88,228
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	53,000	49,418
Suzhou Maxwell Technologies Co., Ltd.	660	78,857
Suzhou Secote Precision Electronic Co., Ltd.	5,800	23,489
Suzhou TFC Optical Communication Co., Ltd.	5,900	23,636
Symphony Holdings, Ltd./Hong Kong	450,000	53,798
Taiji Computer Corp., Ltd.	8,500	36,986
Tang Palace China Holdings, Ltd.	88,000	8,145
Tangrenshen Group Co., Ltd.	29,700	29,131
Tangshan Jidong Cement Co., Ltd., Class A	34,200	62,175
TangShan Port Group Co., Ltd., Class A	143,148	59,694
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	31,700	45,698
*TCL Electronics Holdings, Ltd.	420,000	228,383
TCL Technology Group Corp., Class A	268,600	254,223
Ten Pao Group Holdings, Ltd.	196,000	48,376
Tencent Holdings, Ltd.	442,300	27,348,622
*Tencent Music Entertainment Group , ADR	3,212	25,246
Three Squirrels, Inc.	6,400	42,402
Thunder Software Technology Co., Ltd.	1,800	38,234
Tian An China Investment Co., Ltd.	141,000	81,565
Tian Di Science & Technology Co., Ltd., Class A	100,000	65,129
Tian Lun Gas Holdings, Ltd.	106,000	97,837
*Tian Shan Development Holding, Ltd.	66,000	14,339
#Tiangong International Co., Ltd.	728,000	439,848
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	15,800	92,983
Tianjin Capital Environmental Protection Group Co., Ltd.	146,000	72,446
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	75,700	48,357
Tianjin Port Development Holdings, Ltd.	1,134,000	94,755
Tianjin Teda Co., Ltd.	35,700	22,024
Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	5,900	48,249
Tianli Education International Holdings, Ltd.	704,000	147,514
Tianma Microelectronics Co., Ltd.	76,300	146,696
#Tianneng Power International, Ltd.	528,000	603,405
Tianshui Huatian Technology Co., Ltd., Class A	44,500	89,310
*Tianyun International Holdings, Ltd.	266,000	48,898
Tibet Summit Resources Co., Ltd., Class A	13,800	65,781
Tibet Tianlu Co., Ltd., Class A	22,200	22,052
*Tibet Water Resources, Ltd.	583,000	37,472
Times China Holdings, Ltd.	407,000	277,819

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
*Tingyi Cayman Islands Holding Corp.	952,000	$1,781,853
TK Group Holdings, Ltd.	176,000	66,743
Toly Bread Co., Ltd.	18,800	92,492
Tomson Group, Ltd.	304,503	74,374
Tong Ren Tang Technologies Co., Ltd., Class H	378,000	267,742
*Tongcheng-Elong Holdings, Ltd.	244,400	547,297
*Tongda Group Holdings, Ltd.	3,960,000	126,756
TongFu Microelectronics Co., Ltd., Class A	7,000	21,888
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	13,000	24,751
Tongkun Group Co., Ltd., Class A	28,900	90,004
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	32,200	38,925
Tongling Nonferrous Metals Group Co., Ltd., Class A	83,000	47,835
Tongwei Co., Ltd., Class A	29,500	263,683
Tongyu Heavy Industry Co., Ltd.	94,200	46,345
Top Spring International Holdings, Ltd.	107,600	16,322
*Topchoice Medical Corp.	2,100	78,212
Topsec Technologies Group, Inc., Class A	23,500	67,754
Topsports International Holdings, Ltd.	30,000	36,483
Towngas China Co., Ltd.	222,122	152,763
TravelSky Technology, Ltd., Class H	384,471	719,612
*Trigiant Group, Ltd.	360,000	30,081
*Trip.com Group, Ltd. , Sponsored ADR	97,388	2,781,401
*Trip.com Group, Ltd.	3,600	104,311
TRS Information Technology Corp., Ltd.	12,900	17,508
Truly International Holdings, Ltd.	908,000	296,478
Tsaker Chemical Group, Ltd.	17,500	3,644
Tsingtao Brewery Co., Ltd.	160,000	1,391,430
Unilumin Group Co., Ltd., Class A	22,300	28,455
Uni-President China Holdings, Ltd.	881,400	752,341
Unisplendour Corp., Ltd., Class A	14,000	60,612
United Energy Group, Ltd.	5,188,000	460,174
Valiant Co., Ltd.	14,900	47,823
Vatti Corp., Ltd., Class A	19,900	18,338
Victory Giant Technology Huizhou Co., Ltd., Class A	18,600	76,460
#Vinda International Holdings, Ltd.	197,000	543,209
#*Viomi Technology Co., Ltd. , ADR	5,909	26,059
*Vipshop Holdings, Ltd. , Sponsored ADR	167,041	1,864,178
Virscend Education Co., Ltd.	169,000	11,297
*Vnet Group, Inc. , Sponsored ADR	13,904	218,015
Walvax Biotechnology Co., Ltd., Class A	2,100	18,039
Wangfujing Group Co., Ltd., Class A	17,800	85,626
Wangneng Environment Co., Ltd.	10,200	25,744
Wangsu Science & Technology Co., Ltd., Class A	49,800	42,623
Wanguo International Mining Group, Ltd.	56,000	14,758
Wanhua Chemical Group Co., Ltd., Class A	23,400	385,462
Want Want China Holdings, Ltd.	2,276,000	1,764,262
Wanxiang Qianchao Co., Ltd., Class A	75,600	70,609
Wasion Holdings, Ltd.	250,000	85,807
Wasu Media Holding Co., Ltd., Class A	31,400	35,899
#*Weibo Corp. , Sponsored ADR	18,723	842,160
Weichai Power Co., Ltd., Class H	994,880	1,787,933
Weihai Guangwei Composites Co., Ltd., Class A	10,900	115,576
Wellhope Foods Co., Ltd., Class A	22,700	32,440
Wens Foodstuffs Group Co., Ltd.	57,000	146,713
*Wenzhou Kangning Hospital Co., Ltd.	7,200	27,582
West China Cement, Ltd.	1,542,000	269,586

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Western Region Gold Co., Ltd., Class A	11,800	$21,378
Western Securities Co., Ltd., Class A	85,800	102,649
Western Superconducting Technologies Co., Ltd.	5,894	71,499
Westone Information Industry, Inc., Class A	5,200	42,460
Wharf Holdings, Ltd. (The)	463,000	1,607,009
Will Semiconductor, Ltd.	4,004	166,346
Wingtech Technology Co., Ltd., Class A	3,400	58,285
Winning Health Technology Group Co., Ltd., Class A	12,600	24,894
Wisdom Education International Holdings Co., Ltd.	576,000	99,220
*Wison Engineering Services Co., Ltd.	88,000	4,638
Wolong Electric Group Co., Ltd.	21,500	49,731
Wuchan Zhongda Group Co., Ltd., Class A	38,400	37,604
Wuhan Department Store Group Co., Ltd., Class A	17,508	27,673
Wuhan Fingu Electronic Technology Co., Ltd.	10,800	17,087
Wuhan Guide Infrared Co., Ltd., Class A	9,600	32,536
Wuhan Raycus Fiber Laser Technologies Co., Ltd.	8,800	83,688
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	17,200	63,935
Wuhu Token Science Co., Ltd., Class A	44,900	71,950
Wuliangye Yibin Co., Ltd., Class A	33,500	1,132,817
WUS Printed Circuit Kunshan Co., Ltd., Class A	23,200	37,104
#WuXi AppTec Co., Ltd.	8,280	177,009
*Wuxi Biologics Cayman, Inc.	35,500	540,323
Wuxi Taiji Industry Co., Ltd., Class A	38,500	48,105
XCMG Construction Machinery Co., Ltd., Class A	98,800	94,283
Xiabuxiabu Catering Management China Holdings Co., Ltd.	310,000	227,149
Xiamen C & D, Inc., Class A	69,200	86,572
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	14,500	24,640
Xiamen International Port Co., Ltd., Class H	500,000	55,919
Xiamen ITG Group Corp., Ltd., Class A	47,400	51,304
Xiamen Kingdomway Group Co.	12,700	60,319
Xiamen Meiya Pico Information Co., Ltd., Class A	11,800	28,382
Xiamen Tungsten Co., Ltd., Class A	30,000	106,361
Xiamen Xiangyu Co., Ltd., Class A	52,200	63,184
*Xi’an Tian He Defense Technology Co., Ltd.	8,900	19,725
Xi’an Triangle Defense Co., Ltd.	7,500	58,276
*Xiaomi Corp., Class B	14,600	40,070
Xinfengming Group Co., Ltd., Class A	48,174	110,377
Xingda International Holdings, Ltd.	565,612	128,696
Xingfa Aluminium Holdings, Ltd.	60,000	75,433
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	279,353	626,287
Xinjiang Tianshan Cement Co., Ltd., Class A	25,400	54,270
Xinjiang Xintai Natural Gas Co., Ltd.	4,300	18,623
*Xinjiang Xinxin Mining Industry Co., Ltd.	304,000	61,745
Xinjiang Zhongtai Chemical Co., Ltd., Class A	75,800	124,899
Xinte Energy Co., Ltd.	400	1,288
Xinxing Ductile Iron Pipes Co., Ltd., Class A	96,400	55,858
Xinyangfeng Agricultural Technology Co., Ltd.	18,200	51,621
#Xinyi Energy Holdings, Ltd.	552,000	324,996
Xinyi Solar Holdings, Ltd.	2,258,943	4,727,517
Xinyu Iron & Steel Co., Ltd., Class A	93,800	86,582
Xinyuan Real Estate Co., Ltd. , Sponsored ADR	23,755	27,318
*Xiwang Foodstuffs Co., Ltd.	27,200	19,669
#Xtep International Holdings, Ltd.	699,836	921,233
Xuji Electric Co., Ltd., Class A	24,400	75,532
Yadea Group Holdings, Ltd.	608,000	1,047,326

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
*YaGuang Technology Group Co., Ltd., Class A	24,400	$32,583
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	12,000	20,239
Yangzhou Yangjie Electronic Technology Co., Ltd.	7,700	61,297
Yantai Changyu Pioneer Wine Co., Ltd.	7,600	37,426
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	19,300	41,839
Yantai Eddie Precision Machinery Co., Ltd.	15,600	87,031
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	27,677	182,807
Yantai Tayho Advanced Materials Co., Ltd., Class A	6,400	17,982
#Yanzhou Coal Mining Co., Ltd., Class H	1,364,000	2,023,455
*Yashili International Holdings, Ltd.	466,000	34,146
Yeebo International Holdings, Ltd.	106,000	32,158
YGSOFT, Inc., Class A	19,000	20,149
#*YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	142,200	66,539
*Yida China Holdings, Ltd.	110,000	15,555
Yifan Pharmaceutical Co., Ltd., Class A	29,600	75,772
Yifeng Pharmacy Chain Co., Ltd., Class A	10,700	79,798
Yihai International Holding, Ltd.	204,000	1,199,761
Yijiahe Technology Co., Ltd.	2,600	22,659
Yintai Gold Co., Ltd., Class A	67,600	93,122
Yipinhong Pharmaceutical Co., Ltd.	4,185	20,785
Yip’s Chemical Holdings, Ltd.	96,000	56,891
*Yiren Digital, Ltd. , Sponsored ADR	8,553	26,856
Yixintang Pharmaceutical Group Co., Ltd., Class A	22,000	108,923
Yonghui Superstores Co., Ltd., Class A	142,700	87,590
Youngor Group Co., Ltd., Class A	88,900	89,279
*Youzu Interactive Co., Ltd., Class A	10,900	22,625
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	9,200	30,160
Yuexiu Property Co., Ltd.	843,344	743,708
*Yuexiu Transport Infrastructure, Ltd.	172,639	110,520
Yum China Holdings, Inc.	62,870	3,588,620
Yum China Holdings, Inc.	2,600	152,409
Yunda Holding Co., Ltd., Class A	16,200	47,239
*Yunji, Inc. , ADR	889	800
*Yunnan Aluminium Co., Ltd., Class A	52,900	98,237
Yunnan Baiyao Group Co., Ltd., Class A	4,700	65,772
Yunnan Energy New Material Co., Ltd., Class A	1,500	68,348
*Yunnan Tin Co., Ltd., Class A	21,000	53,888
Yusys Technologies Co., Ltd.	7,600	21,853
Yutong Bus Co., Ltd., Class A	17,500	30,995
Yuzhou Group Holdings Co., Ltd.	1,440,783	157,431
*Zai Lab, Ltd.	100	10,445
ZBOM Home Collection Co., Ltd.	11,677	35,946
*Zepp Health Corp. , ADR	178	1,461
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	1,900	122,534
#Zhaojin Mining Industry Co., Ltd., Class H	454,500	325,434
Zhefu Holding Group Co., Ltd., Class A	74,900	83,759
Zhejiang China Commodities City Group Co., Ltd.	105,400	80,334
Zhejiang Chint Electrics Co., Ltd., Class A	20,100	189,111
Zhejiang Communications Technology Co., Ltd.	33,300	26,993
Zhejiang Crystal-Optech Co., Ltd., Class A	16,600	40,834
Zhejiang Dahua Technology Co., Ltd., Class A	19,500	66,333
Zhejiang Dingli Machinery Co., Ltd.	10,300	109,890
Zhejiang Expressway Co., Ltd., Class H	416,000	369,526
Zhejiang Hailiang Co., Ltd., Class A	47,500	78,119
Zhejiang Hangke Technology, Inc. Co.	2,076	33,510
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	40,800	49,577

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
CHINA (Continued)
Zhejiang Huace Film & Television Co., Ltd., Class A	38,700	$34,090
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	39,910	114,880
Zhejiang Huayou Cobalt Co., Ltd., Class A	2,700	46,829
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	34,600	52,905
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	10,000	43,044
*Zhejiang Jingu Co., Ltd., Class A	22,500	24,845
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	21,060	26,544
Zhejiang JIULI Hi-tech Metals Co., Ltd.	20,000	39,452
Zhejiang Juhua Co., Ltd., Class A	21,100	51,212
Zhejiang Longsheng Group Co., Ltd., Class A	41,000	79,724
Zhejiang Medicine Co., Ltd., Class A	24,300	60,459
Zhejiang Narada Power Source Co., Ltd., Class A	20,800	36,710
Zhejiang NHU Co., Ltd., Class A	44,700	189,476
Zhejiang Runtu Co., Ltd., Class A	27,800	38,426
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	35,800	132,628
Zhejiang Semir Garment Co., Ltd., Class A	51,400	60,209
*Zhejiang Shibao Co., Ltd.	46,000	8,811
Zhejiang Supor Co., Ltd., Class A	12,500	103,472
Zhejiang Wanfeng Auto Wheel Co., Ltd.	50,100	41,159
Zhejiang Wanliyang Co., Ltd., Class A	32,400	68,264
Zhejiang Weiming Environment Protection Co., Ltd., Class A	23,465	100,564
Zhejiang Weixing New Building Materials Co., Ltd., Class A	35,700	100,364
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	2,700	22,624
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	24,900	42,896
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	11,400	49,409
Zhejiang Yasha Decoration Co., Ltd., Class A	30,700	35,674
Zhejiang Yinlun Machinery Co., Ltd.	18,200	33,116
#Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	158,000	166,144
#Zhenro Properties Group, Ltd.	76,000	36,148
*Zheshang Securities Co., Ltd., Class A	37,300	71,889
*Zhong An Group, Ltd.	1,718,000	68,463
#*ZhongAn Online P&C Insurance Co., Ltd.	89,500	328,475
Zhongjin Gold Corp., Ltd., Class A	122,175	158,761
Zhongshan Broad Ocean Motor Co., Ltd., Class A	57,200	60,660
Zhongshan Public Utilities Group Co., Ltd., Class A	15,300	20,551
Zhongsheng Group Holdings, Ltd.	366,000	3,309,929
*Zhongtian Financial Group Co., Ltd., Class A	98,518	38,621
Zhongyu Gas Holdings, Ltd.	190,666	182,846
Zhongyuan Environment-Protection Co., Ltd., Class A	21,900	20,830
#Zhou Hei Ya International Holdings Co., Ltd.	516,000	464,987
Zhuguang Holdings Group Co., Ltd.	972,000	213,666
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	14,300	19,319
*Zhuzhou CRRC Times Electric Co., Ltd., Class H	220,400	1,056,803
Zhuzhou Kibing Group Co., Ltd., Class A	34,400	85,426
Zijin Mining Group Co., Ltd., Class H	3,153,000	4,393,662
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	825,200	596,168
ZTE Corp., Class H	169,800	510,772
ZTO Express Cayman, Inc.	2,100	63,224
#ZTO Express Cayman, Inc. , Sponsored ADR	76,912	2,255,829

TOTAL CHINA		436,343,741

COLOMBIA (0.1%)
*Banco Davivienda SA	9,863	88,131
*Banco de Bogota SA	4,740	94,800

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
COLOMBIA (Continued)
Bancolombia SA, Sponsored ADR	5,747	$206,490
Bancolombia SA	12,320	109,338
Celsia SA ESP	103,896	117,284
Cementos Argos SA	144,715	242,146
*Cemex Latam Holdings SA	37,434	34,524
Corp. Financiera Colombiana SA	18,970	148,311
Ecopetrol SA	356,765	267,645
Grupo Argos SA	73,551	228,697
Grupo Argos SA/Colombia	4,347	9,851
#Grupo Aval Acciones y Valores SA, Sponsored ADR	5,281	31,845
Grupo Aval Acciones y Valores SA, Preference	357,618	108,369
Grupo de Inversiones Suramericana SA, Preference	13,796	68,671
Grupo de Inversiones Suramericana SA	34,155	197,551
Grupo Energia Bogota SA ESP	47,042	33,716
Grupo Nutresa SA	28,000	162,393
*Interconexion Electrica SA ESP	72,437	431,569

TOTAL COLOMBIA		2,581,331

CZECH REPUBLIC (0.0%)
CEZ A/S	19,352	639,473
*Komercni Banka A/S	9,552	370,973
*Moneta Money Bank A/S	43,189	168,999
O2 Czech Republic A/S	10,996	126,406
#Philip Morris Cr As	100	71,138

TOTAL CZECH REPUBLIC		1,376,989

DENMARK (1.7%)
*ALK-Abello A/S	2,698	1,170,133
#Alm Brand A/S	31,154	240,379
Ambu A/S, Class B	9,445	269,318
#AP Moller—Maersk A/S, Class A	237	649,613
AP Moller—Maersk A/S, Class B	274	792,588
#*Bang & Olufsen A/S	42,342	208,537
BankNordik P/F	590	13,308
*Bavarian Nordic A/S	28,817	1,380,702
*Brodrene Hartmann A/S	1,220	73,067
Carlsberg AS, Class B	15,352	2,535,044
Chemometec A/S	3,075	464,956
#Chr Hansen Holding A/S	19,776	1,575,103
Coloplast A/S, Class B	6,991	1,140,815
Columbus A/S	35,018	51,424
D/S Norden A/S	13,349	322,493
Danske Bank A/S	94,894	1,607,560
*Demant A/S	34,141	1,655,440
*Dfds A/S	16,046	831,211
*Drilling Co. of 1972 A/S (The)	4,458	159,919
DSV A/S	28,224	6,566,069
FLSmidth & Co. A/S	15,703	597,502
*Genmab A/S	6,434	2,886,535
*Genmab A/S, Class S , ADR	1,640	73,210
#GN Store Nord AS	43,714	2,655,474
H Lundbeck A/S, Class B	23,136	643,871
*H+H International A/S, Class B	8,326	328,981
#*ISS A/S	60,255	1,200,723

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
DENMARK (Continued)
Jeudan A/S	2,050	$87,379
*Jyske Bank A/S, Registered	27,603	1,348,300
Matas A/S	17,910	350,769
Netcompany Group A/S	4,459	507,055
*Nilfisk Holding A/S	15,278	531,183
*NKT A/S	15,790	761,946
#NNIT A/S	5,934	111,695
North Media A/S	1,296	24,394
Novo Nordisk A/S, Class B	134,410	14,726,168
Novo Nordisk A/S , Sponsored ADR	23,058	2,539,378
#Novozymes A/S, B Shares	34,159	2,514,493
*NTG Nordic Transport Group A/S	1,260	102,708
Orsted AS	6,883	972,219
Pandora A/S	48,254	6,745,284
*Parken Sport & Entertainment A/S	2,697	36,081
Per Aarsleff Holding A/S	9,319	402,284
Ringkjoebing Landbobank A/S	12,703	1,614,466
ROCKWOOL International A/S, Class B	2,787	1,274,632
ROCKWOOL International A/S, Class A	396	159,242
Royal Unibrew A/S	25,994	3,228,450
#RTX A/S	2,195	52,243
Scandinavian Tobacco Group A/S	30,929	695,720
Schouw & Co. A/S	5,888	573,380
Simcorp A/S	12,916	1,561,971
Solar A/S, B Shares	3,709	432,732
SP Group A/S	789	48,849
Spar Nord Bank A/S	40,494	522,211
Sydbank AS	29,568	1,016,517
Tivoli A/S	202	27,087
Topdanmark AS	24,047	1,278,596
#*TORM PLC	11,612	94,563
Tryg A/S	54,210	1,286,447
#Vestas Wind Systems A/S	57,013	2,468,241
*Zealand Pharma A/S	10,516	336,991

TOTAL DENMARK		78,527,649

EGYPT (0.0%)
*Commercial International Bank Egypt Sae , Sponsored GDR	76,998	238,694
*Commercial International Bank Egypt SAE, Registered , GDR	53,717	166,523

TOTAL EGYPT		405,217

FINLAND (1.1%)
Aktia Bank OYJ	19,456	278,741
Alma Media OYJ	10,852	140,654
Aspo OYJ	8,325	117,150
Atria OYJ	7,160	92,471
*BasWare OYJ	1,070	39,562
Cargotec OYJ, Class B	17,668	916,809
Caverion OYJ	20,229	160,007
Citycon OYJ	17,305	142,286
Digia OYJ	1,095	8,744
Elisa OYJ	38,392	2,318,306
#*Finnair OYJ	361,889	276,907

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FINLAND (Continued)
Fiskars OYJ Abp	13,847	$340,518
Fortum OYJ	79,839	2,374,511
F-Secure OYJ	28,944	163,290
Harvia OYJ	873	53,747
Hkscan OYJ	20,409	46,528
Huhtamaki OYJ	36,724	1,600,502
Kemira OYJ	59,833	918,835
Kesko OYJ, Class A	32,432	990,840
Kesko OYJ, Class B	102,751	3,340,133
Kojamo OYJ	441	9,865
Kone OYJ, Class B	22,631	1,544,142
Konecranes OYJ	28,946	1,205,246
Lassila & Tikanoja OYJ	16,264	255,972
Metsa Board OYJ	78,209	724,057
Metsa Board OYJ	4,065	46,007
Metso Outotec OYJ	255,527	2,566,743
Musti Group OYJ	1,674	65,827
Neles OYJ	50,698	760,364
Neste OYJ	36,507	2,035,912
*Nokia OYJ	394,854	2,271,009
*Nokia OYJ , Sponsored ADR	207,885	1,180,787
*Nokia OYJ	150,663	867,587
Nokian Renkaat OYJ	64,831	2,430,825
Nordea Bank Abp	70,935	868,012
Nordea Bank Abp	291,852	3,570,119
Olvi OYJ	6,636	401,637
Oriola OYJ, Class A	72,809	166,831
Orion OYJ, Class B	26,552	1,150,119
Orion OYJ, Class A	9,151	395,006
*Outokumpu OYJ	144,361	902,131
Pihlajalinna OYJ	749	10,176
Ponsse OYJ	3,963	205,002
*QT Group OYJ	68	10,985
Raisio OYJ	14,141	57,276
*Rapala VMC OYJ	2,901	29,610
Revenio Group OYJ	8,707	575,852
#Rovio Entertainment OYJ	4,014	32,958
Sampo OYJ, A Shares	31,801	1,692,874
Sanoma OYJ	48,649	757,783
Stora Enso OYJ, Registered	126,558	2,106,078
Taaleri OYJ	3,924	49,497
Teleste OYJ	1,219	7,448
Terveystalo OYJ	9,342	121,732
TietoEVRY OYJ	35,665	1,093,740
Tokmanni Group Corp.	26,269	598,266
UPM-Kymmene OYJ	67,405	2,380,689
Uponor OYJ	26,494	645,088
Vaisala OYJ, A Shares	5,625	299,438
Valmet OYJ	68,713	2,791,078
Verkkokauppa.com OYJ	1,444	11,848
Wartsila OYJ Abp	124,244	1,724,653
YIT OYJ	78,021	460,477

TOTAL FINLAND		53,401,287

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FRANCE (5.3%)
ABC arbitrage	6,524	$53,755
*Accor SA	52,846	1,890,328
*Aeroports de Paris	5,395	717,360
Air Liquide SA	59,288	9,896,428
*Airbus SE	46,389	5,937,397
*Akka Technologies	5,836	322,556
AKWEL	7,357	187,731
Albioma SA	15,718	618,447
ALD SA	5,047	75,110
Alstom SA	23,567	839,458
Alten SA	16,114	2,595,784
Amundi SA	9,443	841,993
Arkema SA	33,928	4,640,894
Assystem SA	2,834	101,669
Atos SE	26,073	1,357,177
*Aubay	3,005	186,395
AXA SA	128,655	3,745,961
Axway Software SA	1,805	56,816
Bastide le Confort Medical	2,315	117,609
*Beneteau SA	24,757	377,606
Bigben Interactive	8,107	153,862
BioMerieux	4,579	583,159
BNP Paribas SA	76,793	5,145,483
Boiron SA	3,504	169,701
Bollore SA	240,760	1,395,880
*Bonduelle SCA	10,757	275,734
*»Bourbon Corp.	12,106	—
Bouygues SA	101,347	4,104,922
Bureau Veritas SA	59,044	1,876,300
Burelle SA	26	19,919
Capgemini SE	25,881	6,029,076
Carrefour SA	204,488	3,704,647
*Casino Guichard Perrachon SA	11,721	292,035
*Catering International Services	977	15,716
CBO Territoria	5,020	21,495
*Cegedim SA	4,490	134,577
*CGG SA	323,049	234,327
Chargeurs SA	13,271	394,082
Cie de Saint-Gobain	86,234	5,943,731
*Cie des Alpes	12,244	216,791
Cie Generale des Etablissements Michelin SCA	52,105	8,182,484
Cie Plastic Omnium SA	34,382	953,331
*Claranova SE	1,863	11,621
CNP Assurances	54,655	1,369,980
Coface SA	45,691	653,016
Credit Agricole SA	76,761	1,158,362
Danone SA	83,698	5,458,018
Danone SA, Sponsored ADR	600	7,806
Dassault Aviation SA	1,586	165,644
Dassault Systemes SE, ADR	5,700	332,140
Dassault Systemes SE	6,270	365,554
*DBV Technologies SA	693	4,616
Delta Plus Group	763	83,530
*Derichebourg SA	62,189	707,446
*Devoteam SA	193	37,634
Edenred	44,915	2,430,999

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FRANCE (Continued)
Eiffage SA	45,569	$4,691,268
Electricite de France SA	129,397	1,906,244
*Elior Group SA	40,941	323,124
*Elis SA	97,985	1,858,508
Engie SA	173,483	2,468,577
*Eramet SA	4,749	397,344
EssilorLuxottica SA	10,604	2,195,361
*Esso SA Francaise	1,602	25,306
*Etablissements Maurel et Prom SA	25,342	73,024
Eurazeo SE	146	13,694
Eurofins Scientific SE	15,971	1,884,094
Euronext NV	26,291	2,963,412
Eutelsat Communications SA	79,539	1,130,328
*Exel Industries	538	43,831
Faurecia SE	69,698	3,633,633
Faurecia SE	2,213	114,271
Fnac Darty SA	14,932	968,544
Gaztransport Et Technigaz SA	8,501	702,416
Getlink SE	41,328	635,378
*GL Events	7,370	155,738
Groupe Crit	2,025	159,353
Groupe Gorge SA	981	17,892
Guerbet	3,868	170,992
*Haulotte Group SA	3,630	21,004
Hermes International	2,669	4,233,052
HEXAOM	1,444	73,193
*Id Logistics Group	1,018	374,040
Imerys SA	15,316	664,310
Infotel SA	1,233	71,273
Interparfums SA	17	1,373
Ipsen SA	17,461	1,806,478
IPSOS	19,658	920,203
Jacquet Metals SACA	7,553	184,428
*JCDecaux SA	34,064	889,325
Kaufman & Broad SA	11,366	455,103
Kering SA	5,501	4,126,450
Korian SA	37,031	1,234,195
La Francaise des Jeux SAEM	112	5,820
*Lagardere SA	72,034	1,903,968
Laurent-Perrier	664	74,075
Lectra	9,871	413,519
Legrand SA	33,115	3,611,486
Linedata Services	2,241	98,808
LISI	11,769	327,552
LNA Sante SA	2,542	146,351
L’Oreal SA	4,124	1,884,893
*LVMH Moet Hennessy Louis Vuitton SE	20,433	16,013,086
Maisons du Monde SA	20,058	454,492
Manitou BF SA	3,963	135,063
Manutan International	734	60,818
Mersen SA	7,318	274,810
Metropole Television SA	18,143	400,182
Nexans SA	16,434	1,647,926
Nexity SA	25,367	1,158,970
*Nicox	4,347	16,400

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FRANCE (Continued)
NRJ Group	8,607	$57,372
Oeneo SA	11,406	177,930
*Ol Groupe SA	2,387	6,132
*Onxeo SA	18,755	10,852
*Orange SA	628,276	6,859,909
Orange SA, Sponsored ADR	6,981	76,163
Orpea SA	14,090	1,470,766
*Pernod Ricard SA	6,627	1,523,845
Plastiques Du Val De Loire	6,808	46,798
Publicis Groupe SA	79,567	5,335,037
Publicis Groupe SA, ADR	1,600	27,008
Quadient SA	16,966	405,635
*Rallye SA	4,002	25,796
*»Recylex SA	4,505	1,806
Remy Cointreau SA	2,421	489,176
*Renault SA	62,315	2,239,855
Rexel SA	141,838	2,816,669
Robertet SA	77	84,653
Rothschild & Co.	8,078	355,700
Rubis SCA	25,147	805,814
Safran SA	21,193	2,845,942
Sanofi , Sponsored ADR	11,372	573,490
Sanofi	40,576	4,058,445
Sartorius Stedim Biotech	4,020	2,215,345
Savencia SA	2,171	160,793
Schneider Electric SE	15,242	2,626,411
SCOR SE	66,836	2,250,761
SEB SA	11,638	1,822,225
Seche Environnement SA	1,874	148,338
SES SA	162,986	1,465,161
Societe BIC SA	14,721	856,050
Societe Generale SA	113,393	3,783,835
Societe LDC SA	223	25,187
Societe pour l’Informatique Industrielle	1,767	80,567
*Sodexo SA	19,351	1,881,086
*SOITEC	6,525	1,735,228
*Solocal Group	30,984	46,792
Somfy SA	3,186	626,788
Sopra Steria Group SACA	7,986	1,572,025
SPIE SA	57,142	1,388,675
Stef SA	2,220	277,975
*STMicroelectronics NV	44,824	2,122,360
#STMicroelectronics NV, Sponsored NYS	42,980	2,047,567
Suez SA	61,973	1,411,770
Sword Group	3,594	175,724
Synergie SE	6,848	316,597
*Technip Energies NV	21,320	328,761
Teleperformance	9,500	3,969,877
Television Francaise 1	38,901	416,867
*Thales SA	22,511	2,075,205
Thermador Groupe	2,409	274,320
Total Gabon	289	45,150
Total SA, Sponsored ADR	9,550	478,550
TotalEnergies SE	202,299	10,153,344
*Touax SCA-SGTR-CITE-SGT-CMTE-TAF-SLM Touage Investissments Reunies	698	6,446
Trigano SA	3,845	720,392

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
FRANCE (Continued)
*Ubisoft Entertainment SA	15,867	$830,515
*Union Financiere de France Bqe SA	1,915	40,333
Valeo	87,319	2,559,587
*Vallourec SA	20,803	166,112
Veolia Environnement SA	40,078	1,309,311
Veolia Environnement SA, ADR	13,366	438,004
Verallia SA	10,676	395,105
Vetoquinol SA	832	142,114
Vicat SA	9,164	390,795
VIEL & Cie SA	11,323	77,311
Vilmorin & Cie SA	4,324	275,216
Vinci SA	62,705	6,702,843
Virbac SA	1,455	736,660
Vivendi SE	30,730	395,985
*Vranken-Pommery Monopole SA	954	19,431
Wavestone	930	51,229
*Worldline SA	47,392	2,763,053
*X-Fab Silicon Foundries SE	6,155	61,257
*Xilam Animation SA	450	21,039

TOTAL FRANCE		252,585,935

GERMANY (5.0%)
1&1 AG	20,313	591,910
7C Solarparken AG	10,291	49,781
*Aareal Bank AG	29,049	929,170
Adesso SE	259	57,727
adidas AG	13,923	4,564,627
Adler Group SA	11,871	161,143
*ADVA Optical Networking SE	28,965	384,135
AIXTRON SE	7,882	187,445
All For One Group SE	460	36,305
Allgeier SE	1,637	53,707
Allianz SE, ADR	35,377	821,454
Allianz SE, Registered	23,224	5,406,087
Amadeus Fire AG	1,257	290,641
Atoss Software AG	1,330	301,055
Aurubis AG	21,709	1,875,156
BASF SE	37,631	2,712,191
Basler AG	1,425	263,522
*Bauer AG	7,803	101,497
Bayer AG, Registered	117,961	6,643,941
Bayerische Motoren Werke AG	62,742	6,334,319
Bayerische Motoren Werke AG, Preference	12,142	1,034,175
BayWa AG	8,892	376,623
Bechtle AG	34,980	2,623,136
Befesa SA	6,741	501,604
Beiersdorf AG	2,138	227,378
Bertrandt AG	2,768	180,984
bet-at-home.com AG	1,125	22,966
*Bijou Brigitte AG	1,389	39,703
*Bilfinger SE	13,345	468,863
Biotest AG	4,837	234,540
*Borussia Dortmund GmbH & Co. KGaA	74,878	413,332
Brenntag SE	48,824	4,646,676

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
GERMANY (Continued)
CANCOM SE	6,898	477,045
Carl Zeiss Meditec AG	1,130	227,472
*CECONOMY AG	72,877	355,226
CENIT AG	4,236	71,080
Cewe Stiftung & Co. KGaA	4,034	563,935
*Commerzbank AG	380,818	2,783,464
CompuGroup Medical SE & Co. KGaA	9,352	782,472
*Continental AG	21,086	2,477,261
#*Corestate Capital Holding SA	3,101	36,496
Covestro AG	73,622	4,720,014
CropEnergies AG	13,802	198,057
*CTS Eventim AG & Co. KGaA	20,387	1,483,043
Daimler AG	175,177	17,381,470
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	15,646
*Delivery Hero SE	1,671	207,976
*Delticom AG	1,778	17,325
Dermapharm Holding SE	3,992	401,916
*Deutsche Bank AG, Registered	288,224	3,695,032
Deutsche Boerse AG	13,580	2,256,733
#*Deutsche Lufthansa AG, Registered	209,960	1,387,876
Deutsche Post AG, Registered	115,583	7,158,731
*Deutsche Telekom AG	490,159	9,120,002
*Deutz AG	89,519	752,104
DIC Asset AG	17,469	307,080
Dmg Mori AG	6,958	338,189
Dr Hoenle AG	1,093	52,808
Draegerwerk AG & Co. KGaA	1,968	146,896
Draegerwerk AG & Co. KGaA, Preference	5,957	469,462
Duerr AG	29,536	1,336,455
E.ON SE	95,384	1,210,458
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,623	692,819
*EDAG Engineering Group AG	5,318	71,697
*ElringKlinger AG	14,246	201,296
#Encavis AG	8,556	179,215
Energiekontor AG	3,966	357,533
Evonik Industries AG	44,035	1,427,881
*Evotec SE	3,969	192,222
Fabasoft AG	224	8,697
Fielmann AG	9,265	611,148
First Sensor AG	1,547	78,771
#*flatexDEGIRO AG	13,752	312,878
*Francotyp-Postalia Holding AG	6,658	22,576
Fraport AG Frankfurt Airport Services Worldwide	15,034	1,073,460
Freenet AG	75,162	1,937,936
Fresenius Medical Care AG & Co. KGaA	26,607	1,769,243
Fresenius SE & Co. KGaA	90,601	4,116,845
FUCHS PETROLUB SE	6,582	242,373
FUCHS PETROLUB SE, Preference	17,615	844,750
GEA Group AG	14,864	732,604
Gerresheimer AG	20,016	1,836,862
*Gesco AG	3,607	98,511
GFT Technologies SE	11,952	564,322
*Global Fashion Group SA	14	126
*Grammer AG	776	17,781
Grand City Properties SA	24,631	631,652
*H&R GmbH & Co. KGaA	7,950	82,065

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
GERMANY (Continued)
Hamburger Hafen und Logistik AG	21,872	$490,786
Hannover Rueck SE	5,109	934,155
#Hapag-Lloyd AG	9,144	1,967,169
Hawesko Holding AG	668	45,300
HeidelbergCement AG	23,301	1,756,501
*Heidelberger Druckmaschinen AG	210,383	542,927
#Hella GmbH & Co. KGaA	21,998	1,527,427
*Hellofresh SE	18,656	1,511,272
Henkel AG & Co. KGaA	4,534	378,306
Henkel AG & Co. KGaA, Preference	7,465	668,474
*Highlight Communications AG	2,399	11,050
HOCHTIEF AG	3,362	259,507
*HolidayCheck Group AG	20,142	63,168
Hornbach Baumarkt AG	5,038	226,504
Hornbach Holding AG & Co. KGaA	5,990	757,657
HUGO BOSS AG	21,045	1,316,591
*Hypoport SE	273	167,916
Indus Holding AG	10,309	405,622
Infineon Technologies AG , Sponsored ADR	36,257	1,703,354
*Infineon Technologies AG	100,088	4,678,812
Instone Real Estate Group SE	8,493	224,090
IVU Traffic Technologies AG	1,229	28,730
Jenoptik AG	12,491	478,177
JOST Werke AG	5,193	301,080
Jungheinrich AG, Preference	34,530	1,751,035
#K+S AG, Registered	83,087	1,432,186
KION Group AG	38,358	4,190,385
*Kloeckner & Co. SE	26,935	362,824
Knorr-Bremse AG	4,554	480,317
*Koenig & Bauer AG	6,651	234,754
Krones AG	4,409	455,380
KSB SE & Co. KGaA	38	19,525
*KWS Saat SE & Co.KGaA	3,677	314,034
LANXESS AG	40,940	2,760,224
LEG Immobilien SE	9,763	1,453,513
Leifheit AG	2,484	99,749
*Leoni AG	13,093	203,034
*Manz AG	1,394	72,917
*Medigene AG	1,703	7,085
Merck KGaA	7,778	1,838,017
Metro AG	102,262	1,293,482
MLP SE	26,112	251,716
MTU Aero Engines AG	10,767	2,396,695
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,264	2,450,165
#*Nagarro SE	2,049	412,589
Nemetschek SE	18,927	2,172,798
New Work SE	1,082	264,202
Nexus AG	2,243	195,716
#*Nordex SE	32,039	589,525
Norma Group SE	25,023	1,077,230
OHB SE	3,082	135,175
PATRIZIA AG	13,603	376,234
Pfeiffer Vacuum Technology AG	1,904	475,934
Pne AG	35,221	340,341
Porsche Automobil Holding SE, Preference	19,927	2,071,290

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
GERMANY (Continued)
*Progress-Werk Oberkirch AG	1,010	$31,324
ProSiebenSat.1 Media SE	94,645	1,586,508
PSI Software AG	1,178	56,847
Puma SE	16,841	2,091,190
*PVA TePla AG	1,898	86,321
*q.beyond AG	69,244	159,463
*QIAGEN NV	747	41,653
*QIAGEN NV	11,520	634,445
*R Stahl AG	845	21,904
Rational AG	882	877,387
Rheinmetall AG	27,074	2,626,816
RTL Group SA	16,604	958,440
RWE AG	90,771	3,494,828
#S&T AG	17,396	418,332
*SAF-Holland SE	26,825	372,518
*Salzgitter AG	18,271	672,804
SAP SE, Sponsored ADR	9,200	1,331,976
SAP SE	32,117	4,657,805
Sartorius AG, Preference	7,155	4,640,168
Schaeffler AG	35,561	282,308
*Schloss Wachenheim AG	321	7,355
Scout24 SE	6,606	460,215
Secunet Security Networks AG	479	251,662
*SGL Carbon SE	3,688	35,253
*Siemens AG, Registered	35,963	5,838,182
*Siemens Energy AG	36,239	1,040,888
Siemens Healthineers AG	7,463	496,255
#Siltronic AG	12,404	1,934,985
*Sixt SE	8,449	1,455,881
Sixt SE, Preference	10,712	1,061,134
#SMA Solar Technology AG	2,407	127,186
Software AG	15,712	646,575
Stabilus SA	7,392	556,034
STO SE & Co.KGaA, Preference	1,263	284,428
STRATEC SE	1,513	241,626
Stroeer SE & Co.KGaA	10,262	870,486
Suedzucker AG	30,905	490,692
*SUESS MicroTec SE	5,804	152,468
Surteco Group SE	3,313	141,090
Symrise AG	18,488	2,557,793
*TAG Immobilien AG	24,279	738,384
Takkt AG	16,965	277,214
Talanx AG	15,166	730,113
Technotrans SE	1,931	57,095
Telefonica Deutschland Holding AG	600,776	1,566,389
*thyssenkrupp AG	122,651	1,276,302
Traffic Systems SE	1,480	77,244
United Internet AG	52,869	1,950,497
#Varta AG	1,307	201,165
VERBIO Vereinigte BioEnergie AG	12,186	967,411
Villeroy & Boch AG	6,080	168,865
*Vitesco Technologies Group AG	4,217	242,053
Volkswagen AG	6,818	2,215,542
Volkswagen AG, Preference	35,805	8,030,974
Vonovia SE, Class R	15,745	955,866
Vossloh AG	2,803	150,024

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
GERMANY (Continued)
Wacker Chemie AG	9,010	$1,626,058
Wacker Neuson SE	14,206	466,234
Washtec AG	4,642	301,903
*Westwing Group AG	2,736	85,678
Wuestenrot & Wuerttembergische AG	11,676	243,486
*Zalando SE	6,653	628,098
Zeal Network SE	269	11,829
*zooplus AG	1,481	819,921

TOTAL GERMANY		239,176,996

GREECE (0.1%)
*Aegean Airlines SA	8,926	53,197
*Alpha Bank AE	218,111	277,270
Athens Water Supply & Sewage Co. SA	6,973	61,005
Autohellas Tourist and Trading SA	6,534	60,038
Bank of Greece	4,806	93,993
*Ellaktor SA	36,391	58,201
*Eurobank Ergasias Services and Holdings SA	175,715	183,702
*»Ff Group	3,954	4,118
*Fourlis Holdings SA	16,859	74,918
*GEK Terna Holding Real Estate Construction SA	22,240	248,879
Hellenic Exchanges—Athens Stock Exchange SA	14,293	61,200
*Hellenic Petroleum SA	16,443	113,410
*Hellenic Telecommunications Organization SA	25,956	459,574
Holding Co. ADMIE IPTO SA	18,711	55,216
*Intracom Holdings SA	14,015	32,340
*JUMBO SA	10,239	152,142
*LAMDA Development SA	21,537	176,958
*Motor Oil Hellas Corinth Refineries SA	17,068	289,958
Mytilineos SA	18,428	336,307
*National Bank of Greece SA	37,402	117,731
Opap SA	22,183	345,278
*Piraeus Financial Holdings SA	4,666	7,938
Piraeus Port Authority SA	2,736	57,625
*Public Power Corp. SA	13,423	145,629
Quest Holdings SA	650	12,998
Sarantis SA	4,694	47,422
Terna Energy SA	9,556	129,386
Titan Cement International SA	10,067	174,750
Titan Cement International SA	9,442	164,775

TOTAL GREECE		3,995,958

HONG KONG (1.7%)
AIA Group, Ltd.	1,012,200	11,430,929
Asia Financial Holdings, Ltd.	72,000	32,210
ASM Pacific Technology, Ltd.	58,500	632,073
Associated International Hotels, Ltd.	38,000	63,015
Atlas Corp.	42,872	600,208
Bank of East Asia, Ltd. (The)	318,879	524,698
BOC Aviation, Ltd.	108,000	947,545
BOC Hong Kong Holdings, Ltd.	444,500	1,411,374
BOCOM International Holdings Co., Ltd.	265,000	59,615
Build King Holdings, Ltd.	300,000	38,179

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HONG KONG (Continued)
*»Burwill Holdings, Ltd.	1,710,000	$2,924
Cafe de Coral Holdings, Ltd.	176,000	321,273
*Cathay Pacific Airways, Ltd.	563,271	519,170
*Century City International Holdings, Ltd.	596,000	33,328
*Cheuk Nang Holdings, Ltd.	24,781	8,219
Chevalier International Holdings, Ltd.	34,349	42,964
*China Baoli Technologies Holdings, Ltd.	26,625	1,301
*»China Com Rich Rene Ene Invest	710,000	85,566
*China Display Optoelectronics Technology Holdings, Ltd.	360,000	27,767
*China Energy Development Holdings, Ltd.	3,368,000	74,036
Chow Sang Sang Holdings International, Ltd.	158,000	224,639
Chow Tai Fook Jewellery Group, Ltd.	246,600	504,672
Chuang’s China Investments, Ltd.	360,000	17,817
Chuang’s Consortium International, Ltd.	484,000	54,130
CITIC Telecom International Holdings, Ltd.	1,112,000	394,537
CK Asset Holdings, Ltd.	28,843	178,159
CK Hutchison Holdings, Ltd.	382,760	2,575,827
CK Infrastructure Holdings, Ltd.	64,000	385,857
CK Life Sciences Int’l Holdings, Inc.	746,000	70,006
*CLP Holdings, Ltd.	102,000	998,490
*CNQC International Holdings, Ltd.	222,500	19,736
Convenience Retail Asia, Ltd.	40,000	3,959
Crystal International Group, Ltd.	25,000	8,034
CSI Properties, Ltd.	2,240,000	63,638
Dah Sing Banking Group, Ltd.	209,596	201,000
Dah Sing Financial Holdings, Ltd.	65,100	202,939
*Digital Domain Holdings, Ltd.	181,000	15,124
*Eagle Nice International Holdings, Ltd.	118,000	69,929
Ec Healthcare	35,000	50,662
Emperor International Holdings, Ltd.	603,333	83,763
*»Energy International Investments Holdings, Ltd.	400,000	3,651
*Esprit Holdings, Ltd.	130,000	11,364
Fairwood Holdings, Ltd.	26,000	55,282
Far East Consortium International, Ltd.	824,213	272,299
First Pacific Co., Ltd.	1,092,400	436,732
*First Shanghai Investments, Ltd.	1,168,000	38,287
*Fosun Tourism Group	7,200	8,987
Fountain SET Holdings, Ltd.	858,000	154,415
FSE Lifestyle Services, Ltd.	23,000	19,691
*Galaxy Entertainment Group, Ltd.	76,000	411,310
Get Nice Financial Group, Ltd.	80,525	7,867
Giordano International, Ltd.	616,000	120,364
*Gold Peak Industries Holdings, Ltd.	262,000	21,555
*Goodbaby International Holdings, Ltd.	433,000	62,898
Great Eagle Holdings, Ltd.	40,711	112,257
Guotai Junan International Holdings, Ltd.	1,580,000	229,514
Haitong International Securities Group, Ltd.	1,200,724	276,293
Hang Lung Group, Ltd.	275,000	644,102
Hang Lung Properties, Ltd.	571,000	1,325,645
Hang Seng Bank, Ltd.	83,200	1,582,918
*Hanison Construction Holdings, Ltd.	215,208	36,795
*Harbour Centre Development, Ltd.	21,000	18,870
Henderson Land Development Co., Ltd.	177,486	743,798
HK Electric Investments & HK Electric Investments, Ltd.	440,000	438,357
HKBN, Ltd.	410,000	492,271
*HKR International, Ltd.	378,960	151,992

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HONG KONG (Continued)
HKT Trust & HKT, Ltd.	1,523,000	$2,067,461
Hon Kwok Land Investment Co., Ltd.	20,000	7,790
Hong Kong & China Gas Co., Ltd.	410,765	638,928
Hong Kong Exchanges & Clearing, Ltd.	99,590	6,027,339
Hong Kong Technology Venture Co., Ltd.	113,000	169,957
*Hongkong & Shanghai Hotels, Ltd. (The)	209,962	191,364
Honma Golf, Ltd.	12,500	5,512
*Huafa Property Services Group Co., Ltd.	1,180,000	27,304
Hysan Development Co., Ltd.	111,000	385,979
IGG, Inc.	460,000	428,124
International Housewares Retail Co., Ltd.	153,000	53,301
*IRC, Ltd.	2,236,000	71,285
*ITC Properties Group, Ltd.	197,218	26,366
Jacobson Pharma Corp., Ltd.	140,000	10,438
Johnson Electric Holdings, Ltd.	210,905	468,494
JS Global Lifestyle Co., Ltd.	184,500	342,007
K Wah International Holdings, Ltd.	583,931	233,451
*»Karce International Holdings Open Off10	44,000	—
Karrie International Holdings, Ltd.	232,000	47,121
Kerry Logistics Network, Ltd.	245,250	595,860
Kerry Properties, Ltd.	201,000	567,158
*Kingston Financial Group, Ltd.	1,205,000	96,040
*Kowloon Development Co., Ltd.	172,000	203,860
*KuangChi Science, Ltd.	152,000	4,475
*Lai Sun Development Co., Ltd.	139,920	73,746
*Landing International Development, Ltd.	568,800	17,549
*Lifestyle International Holdings, Ltd.	202,000	105,946
Liu Chong Hing Investment, Ltd.	88,000	91,631
L’occitane International SA	255,000	909,655
Luk Fook Holdings International, Ltd.	167,000	456,193
Lung Kee Bermuda Holdings	54,000	25,337
*Magnificent Hotel Investment, Ltd.	500,000	7,456
Man Wah Holdings, Ltd.	782,800	1,217,614
*Meilleure Health International Industry Group, Ltd.	210,000	12,148
*Melco International Development, Ltd.	388,000	506,756
*Melco Resorts & Entertainment, Ltd. , Sponsored ADR	11,953	129,451
*»MH Development, Ltd.	34,000	951
*Midland Holdings, Ltd.	218,100	31,682
Ming Fai International Holdings, Ltd.	107,000	6,809
Miramar Hotel & Investment	54,000	90,520
Modern Dental Group, Ltd.	41,000	34,944
MTR Corp., Ltd.	93,585	510,089
NagaCorp., Ltd.	674,000	619,497
Nameson Holdings, Ltd.	764,000	53,035
National Electronics Holdings	30,800	4,237
New World Development Co., Ltd.	339,602	1,473,389
#*NewOcean Energy Holdings, Ltd.	346,000	11,787
#Nissin Foods Co., Ltd.	64,000	47,718
Orient Overseas International, Ltd.	31,000	572,653
Pacific Basin Shipping, Ltd.	2,177,000	1,007,475
*Pacific Century Premium Developments, Ltd.	211,842	17,429
*Pacific Century Premium Developments, Ltd.	1	0
Pacific Textiles Holdings, Ltd.	549,000	273,828
*Paliburg Holdings, Ltd.	156,000	40,709
*Paradise Entertainment, Ltd.	132,000	14,932

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HONG KONG (Continued)
PC Partner Group, Ltd.	110,000	$139,709
PCCW, Ltd.	1,853,954	955,689
Pentamaster International, Ltd.	156,000	22,460
#Perfect Medical Health Management, Ltd.	180,000	136,983
Pico Far East Holdings, Ltd.	396,000	65,669
Power Assets Holdings, Ltd.	174,500	1,064,401
PRADA SpA	132,100	828,698
Public Financial Holdings, Ltd.	174,000	55,025
*Regal Hotels International Holdings, Ltd.	188,000	77,336
Regina Miracle International Holdings, Ltd.	170,000	80,640
*Samsonite International SA	350,100	754,292
*Sands China, Ltd.	162,000	370,271
SAS Dragon Holdings, Ltd.	216,000	127,172
*Shangri-La Asia, Ltd.	437,166	356,294
Shenwan Hongyuan HK, Ltd.	302,500	38,109
Singamas Container Holdings, Ltd.	786,000	92,957
Sino Land Co., Ltd.	894,661	1,175,392
SITC International Holdings Co., Ltd.	717,000	2,428,696
#*SJM Holdings, Ltd.	720,301	537,977
*SmarTone Telecommunications Holdings, Ltd.	216,586	126,125
Solomon Systech International, Ltd.	184,000	17,977
Soundwill Holdings, Ltd.	40,500	40,297
*South China Holdings Co., Ltd.	1,160,000	13,421
Stella International Holdings, Ltd.	173,500	206,753
*Sun Hung Kai Properties, Ltd.	102,588	1,364,930
*SUNeVision Holdings, Ltd.	195,000	179,231
Swire Pacific, Ltd., Class A	144,000	906,126
Swire Pacific, Ltd., Class B	217,500	228,710
Swire Properties, Ltd.	81,200	217,638
Tai Sang Land Development, Ltd.	20,710	11,022
Tao Heung Holdings, Ltd.	144,000	16,290
Techtronic Industries Co., Ltd.	195,000	4,013,279
*Television Broadcasts, Ltd.	109,900	85,190
Texhong Textile Group, Ltd.	235,000	351,637
*Texwinca Holdings, Ltd.	336,000	68,677
*Theme International Holdings, Ltd.	630,000	76,937
Tradelink Electronic Commerce, Ltd.	268,000	38,586
*Transport International Holdings, Ltd.	121,373	205,642
United Laboratories International Holdings, Ltd. (The)	420,500	266,493
*»Untrade CW Group Hold	210,000	1,169
*»Untrade Hua Han Health	1,233,842	17,844
*»Untrade Huiyuan Juice	306,500	13,814
*»Untrade Smi Holdings	414,396	4,997
*»Untrade.Anxin China	816,000	—
*»Untrade.Brightoil	1,089,000	39,379
*»Untrade.C Animal Health	47,000	567
*»Untrade.C Fiber Optic	521,599	—
*»Untrade.Dba Telecom	72,000	—
*»Untrade.Fuguiniao H Shs	53,000	—
*»Untrade.Gold Finance Holding	62,000	—
*»Untrade.Hosa International	178,000	—
*»Untrade.Hsin Chong GP	876,000	7,387
*»Untrade.Long Well International	856,000	2,432
*»Untrade.Master Glory GP	211,687	1,328
*»Untrade.Pac Andes International Holdings	1,128,607	3,975
*»Untrade.Realgold Mining	19,000	—

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
HONG KONG (Continued)
*»Untrade.Rexlot Holdings	5,031,399	$2,522
*»Untrade.Superb Summit	55,000	1,936
*»Untrade.Tech Pro	2,780,000	4,574
*»Untrade.Tenwow Int L	286,000	5,239
*»Untrade.Youyuan Holdings	259,510	—
*»Up Energy Development Group, Ltd.	524,000	1,630
Value Partners Group, Ltd.	832,000	427,816
*Vedan International Holdings, Ltd.	152,000	15,436
Vitasoy International Holdings, Ltd.	286,000	688,249
*Vobile Group, Ltd.	17,000	14,926
VPower Group International Holdings, Ltd.	189,899	37,106
VSTECS Holdings, Ltd.	401,600	380,482
*VTech Holdings, Ltd.	61,000	469,318
Wai Kee Holdings, Ltd.	26,000	12,634
WH Group, Ltd.	3,128,708	2,195,994
Wharf Real Estate Investment Co., Ltd.	209,000	1,179,463
Wing Tai Properties, Ltd.	102,000	55,727
*Xingye Alloy Materials Group, Ltd.	89,000	12,242
Xinyi Glass Holdings, Ltd.	988,000	2,787,821
YGM Trading, Ltd.	20,000	4,705
YTO Express Holdings, Ltd.	74,000	31,868
*Yue Yuen Industrial Holdings, Ltd.	375,000	799,262
#*Yunfeng Financial Group, Ltd.	4,000	1,064
#Zensun Enterprises, Ltd.	24,000	13,698

TOTAL HONG KONG		78,670,941

HUNGARY (0.1%)
4Ig Nyrt	4,928	14,357
Magyar Telekom Telecommunications PLC	155,376	214,340
MOL Hungarian Oil & Gas PLC	172,036	1,471,514
*Opus Global Nyrt	46,922	35,684
*OTP Bank Nyrt	22,989	1,382,003
Richter Gedeon Nyrt	14,225	398,871

TOTAL HUNGARY		3,516,769

INDIA (3.6%)
Aarti Industries, Ltd.	29,772	383,316
ABB India, Ltd.	6,072	171,899
ACC, Ltd.	27,574	859,243
Action Construction Equipment, Ltd.	8,856	27,598
Adani Enterprises, Ltd.	17,248	327,909
*Adani Green Energy, Ltd.	4,186	64,447
Adani Ports & Special Economic Zone, Ltd.	30,446	281,767
*Adani Transmission, Ltd.	22,505	531,179
ADF Foods, Ltd.	1,976	22,272
Advanced Enzyme Technologies, Ltd.	15,554	78,267
Agro Tech Foods, Ltd.	1,871	24,626
*Ahluwalia Contracts India, Ltd.	9,358	47,114
AIA Engineering, Ltd.	7,996	204,771
Ajanta Pharma, Ltd.	9,970	282,212
Akzo Nobel India, Ltd.	1,614	45,283
Alkem Laboratories, Ltd.	8,278	399,151
Alkyl Amines Chemicals	6,128	294,979

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Allcargo Logistics, Ltd.	25,752	$92,596
Ambuja Cements, Ltd.	102,153	552,228
Amrutanjan Health Care, Ltd.	3,932	47,899
*»Amtek Auto, Ltd.	48,317	333
Anant Raj, Ltd.	27,866	22,775
Andhra Sugars, Ltd. (The)	4,653	39,567
Apar Industries, Ltd.	1,428	12,908
Apcotex Industries, Ltd.	7,008	36,701
*APL Apollo Tubes, Ltd.	45,383	484,914
Apollo Hospitals Enterprise, Ltd.	10,315	587,104
Apollo Tyres, Ltd.	128,675	365,845
*Arvind Fashions, Ltd.	13,800	55,057
*Arvind, Ltd.	60,053	105,340
Asahi India Glass, Ltd.	17,028	97,600
Ashiana Housing, Ltd.	15,665	37,436
Ashok Leyland, Ltd.	220,762	419,818
*Ashoka Buildcon, Ltd.	48,597	67,949
Asian Paints, Ltd.	30,039	1,243,621
Astec Lifesciences, Ltd.	2,084	35,143
*Aster DM Healthcare, Ltd.	47,048	117,995
Astra Microwave Products, Ltd.	23,981	70,520
Astral, Ltd.	14,536	424,086
AstraZeneca Pharma India, Ltd.	552	22,167
Atul, Ltd.	4,385	534,553
Automotive Axles, Ltd.	1,352	24,085
Avanti Feeds, Ltd.	13,519	100,524
*Avenue Supermarts, Ltd.	2,849	176,365
*Axis Bank, Ltd. , GDR	757	41,105
*Axis Bank, Ltd.	155,020	1,536,097
Bajaj Auto, Ltd.	9,327	461,765
Bajaj Consumer Care, Ltd.	35,277	108,967
Bajaj Finserv, Ltd.	1,395	331,999
*Bajaj Hindusthan Sugar, Ltd.	400,041	71,854
Bajaj Holdings & Investment, Ltd.	6,750	435,362
Balaji Amines, Ltd.	3,857	178,213
*Balkrishna Industries, Ltd.	30,074	988,032
Balrampur Chini Mills, Ltd.	56,094	244,920
Banco Products India, Ltd.	14,122	34,710
Bandhan Bank, Ltd.	72,024	280,329
*Bank of Baroda	319,673	416,234
Bannari Amman Sugars, Ltd.	921	27,110
BASF India, Ltd.	4,100	177,436
*Bayer CropScience, Ltd.	3,536	235,555
BEML, Ltd.	5,338	114,443
Berger Paints India, Ltd.	34,811	344,711
Bhansali Engineering Polymers, Ltd.	37,755	89,470
Bharat Bijlee, Ltd.	1,333	26,511
Bharat Dynamics, Ltd.	12,181	65,955
Bharat Electronics, Ltd.	409,149	1,130,222
Bharat Forge, Ltd.	41,616	426,351
*Bharat Heavy Electricals, Ltd.	382,092	348,255
*Bharat Petroleum Corp., Ltd.	75,786	422,747
Bharat Rasayan, Ltd.	262	35,741
*Bharti Airtel, Ltd.	287,590	2,632,165
Birla Corp., Ltd.	8,802	179,646
Birlasoft, Ltd.	71,359	387,331

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Bliss Gvs Pharma, Ltd.	9,575	$14,168
BLS International Services, Ltd.	2,658	7,673
Blue Dart Express, Ltd.	1,757	156,145
Blue Star, Ltd.	5,691	72,968
Bodal Chemicals, Ltd.	30,839	50,471
Bombay Burmah Trading Co.	6,330	91,220
*Borosil Renewables, Ltd.	5,513	33,097
Bosch, Ltd.	601	136,060
Brigade Enterprises, Ltd.	27,627	171,245
Britannia Industries, Ltd.	15,597	765,621
Cadila Healthcare, Ltd.	106,901	717,801
*Camlin Fine Sciences, Ltd.	15,635	34,504
*Canara Bank	93,455	267,705
Caplin Point Laboratories, Ltd.	5,845	64,085
Carborundum Universal, Ltd.	32,710	366,627
Care Ratings, Ltd.	6,056	55,472
Castrol India, Ltd.	143,671	265,062
CCL Products India, Ltd.	32,954	167,452
*Central Bank of India	276,099	80,380
Central Depository Services India, Ltd.	10,524	190,175
Century Enka, Ltd.	3,367	19,609
Century Plyboards India, Ltd.	10,535	75,986
Century Textiles & Industries, Ltd.	24,612	256,880
Cera Sanitaryware, Ltd.	439	30,386
Cesc, Ltd.	87,553	101,956
Chambal Fertilisers and Chemicals, Ltd.	77,899	384,599
*Chennai Petroleum Corp., Ltd.	6,883	11,274
*»Chennai Super Kings Cricket, Ltd.	65,357	368
Cholamandalam Financial Holdings, Ltd.	20,319	190,067
Cigniti Technologies, Ltd.	6,598	52,714
Cipla, Ltd.	121,661	1,470,452
City Union Bank, Ltd.	115,666	259,734
Clariant Chemicals India, Ltd.	2,284	16,776
Coal India, Ltd.	165,522	363,510
Cochin Shipyard, Ltd.	11,704	54,612
Coforge, Ltd.	3,602	234,282
*Colgate-Palmolive India, Ltd.	29,945	616,886
Container Corp. Of India, Ltd.	80,867	707,466
Coromandel International, Ltd.	48,137	505,019
Cosmo Films, Ltd.	2,845	60,090
CRISIL, Ltd.	4,292	160,603
Crompton Greaves Consumer Electricals, Ltd.	68,362	425,064
*Csb Bank, Ltd.	11,277	44,299
Cummins India, Ltd.	31,455	376,252
Cyient, Ltd.	20,025	285,675
*Dabur India, Ltd.	73,339	573,784
Dalmia Bharat Sugar & Industries, Ltd.	4,946	26,044
Dalmia Bharat, Ltd.	28,666	770,328
DB Corp., Ltd.	17,322	22,763
DCM Shriram, Ltd.	4,167	54,964
*DCW, Ltd.	38,645	24,437
Deepak Fertilisers & Petrochemicals Corp., Ltd.	7,277	39,193
Deepak Nitrite, Ltd.	20,094	598,503
Delta Corp., Ltd.	48,145	166,331
Dhampur Sugar Mills, Ltd.	7,263	28,579

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Dhanuka Agritech, Ltd.	1,774	$17,335
Dilip Buildcon, Ltd.	10,731	86,063
*Dish TV India, Ltd.	491,927	113,323
*Dishman Carbogen Amcis, Ltd.	14,057	38,324
Divi’s Laboratories, Ltd.	15,362	1,056,561
Dixon Technologies India, Ltd.	11,175	745,219
DLF, Ltd.	78,559	418,177
Dollar Industries, Ltd.	9,222	53,794
Dr. Lal PathLabs, Ltd.	9,253	433,585
Dr. Reddy’s Laboratories, Ltd. , Sponsored ADR	31,152	1,913,979
Dwarikesh Sugar Industries, Ltd.	67,893	64,011
*Dynamatic Technologies, Ltd.	1,482	52,043
eClerx Services, Ltd.	4,072	118,574
Eicher Motors, Ltd.	14,877	493,667
*EID Parry India, Ltd.	22,225	135,624
*Eih Associated Hotels	716	3,746
*EIH, Ltd.	28,725	53,225
Electrosteel Castings, Ltd.	74,447	33,753
Elgi Equipments, Ltd.	29,307	77,885
*Emami, Ltd.	42,617	302,349
Endurance Technologies, Ltd.	10,540	256,282
EPL, Ltd.	24,374	69,918
Eris Lifesciences, Ltd.	6,514	71,420
*ESAB India, Ltd.	1,533	51,830
Escorts, Ltd.	34,022	713,051
*Eveready Industries India, Ltd.	21,974	104,997
Everest Kanto Cylinder, Ltd.	17,320	25,998
Exide Industries, Ltd.	156,259	360,800
*FDC, Ltd.	3,967	16,900
Federal Bank, Ltd.	664,630	864,945
FIEM Industries, Ltd.	2,152	35,916
Filatex India, Ltd.	53,433	71,428
Fine Organic Industries, Ltd.	2,414	105,985
Finolex Cables, Ltd.	23,609	147,286
Finolex Industries, Ltd.	120,488	354,153
Firstsource Solutions, Ltd.	126,281	333,320
Force Motors, Ltd.	3,544	66,723
*Fortis Healthcare, Ltd.	126,639	413,160
*Future Consumer, Ltd.	552,066	51,239
*Future Lifestyle Fashions, Ltd.	15,000	11,027
*Future Retail, Ltd.	95,311	61,223
Gabriel India, Ltd.	22,641	46,548
GAIL India, Ltd.	208,993	415,439
Galaxy Surfactants, Ltd.	3,750	157,765
Garware Technical Fibres, Ltd.	2,397	108,969
*Gati, Ltd.	12,829	23,720
*Gayatri Projects, Ltd.	68,535	39,310
GE Power India, Ltd.	5,739	22,188
*GE T&D India, Ltd.	19,360	33,081
Genus Power Infrastructures, Ltd.	30,127	27,057
Geojit Financial Services, Ltd.	19,329	20,870
GHCL, Ltd.	19,700	111,061
*Gillette India, Ltd.	1,449	109,164
GlaxoSmithKline Pharmaceuticals, Ltd.	6,427	129,083
Glenmark Pharmaceuticals, Ltd.	69,351	466,685
Godawari Power and Ispat, Ltd.	7,498	35,096

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
*»Godawari Power and Ispat, Ltd.	7,498	$35,096
Godfrey Phillips India, Ltd.	4,880	84,379
Godrej Agrovet, Ltd.	8,262	65,495
*Godrej Consumer Products, Ltd.	51,976	664,023
*Godrej Industries, Ltd.	18,952	146,921
*Godrej Properties, Ltd.	19,580	583,965
Goodyear India, Ltd.	1,667	22,564
Granules India, Ltd.	65,571	271,369
Graphite India, Ltd.	11,251	80,595
Grasim Industries, Ltd.	49,915	1,147,266
Great Eastern Shipping Co., Ltd. (The)	24,927	107,173
Greaves Cotton, Ltd.	10,734	19,122
Greenlam Industries, Ltd.	1,698	32,203
*Greenpanel Industries, Ltd.	9,931	51,146
Greenply Industries, Ltd.	18,110	50,801
Grindwell Norton, Ltd.	11,947	258,401
*GTL Infrastructure, Ltd.	500,000	9,348
Gujarat Alkalies & Chemicals, Ltd.	8,574	85,962
Gujarat Ambuja Exports, Ltd.	8,234	18,072
*Gujarat Fluorochemicals, Ltd.	5,435	131,837
Gujarat Gas, Ltd.	30,636	254,600
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,388	63,897
Gujarat Pipavav Port, Ltd.	70,202	104,767
Gujarat State Fertilizers & Chemicals, Ltd.	53,802	94,806
Gujarat State Petronet, Ltd.	115,648	471,279
Hatsun Agro Product, Ltd.	14,469	258,411
Havells India, Ltd.	26,966	454,810
HBL Power Systems, Ltd.	31,466	20,990
HCL Technologies, Ltd.	176,293	2,692,732
HDFC Asset Management Co., Ltd.	277	9,792
HDFC Life Insurance Co., Ltd.	18,594	168,965
*HealthCare Global Enterprises, Ltd.	16,384	49,361
HEG, Ltd.	4,185	115,013
HeidelbergCement India, Ltd.	10,320	32,925
Heritage Foods, Ltd.	7,415	51,804
Hero MotoCorp., Ltd.	336	11,923
Hester Biosciences, Ltd.	1,027	33,422
HFCL, Ltd.	241,471	229,761
HG Infra Engineering, Ltd.	10,441	102,784
Hikal, Ltd.	21,725	167,026
HIL, Ltd.	1,234	73,641
Himadri Speciality Chemical, Ltd.	130,379	91,671
Himatsingka Seide, Ltd.	8,380	27,776
Hindalco Industries, Ltd.	306,645	1,882,920
Hinduja Global Solutions, Ltd.	1,818	65,031
Hindustan Aeronautics, Ltd.	16,980	296,283
*Hindustan Construction Co., Ltd.	364,820	45,797
*Hindustan Oil Exploration Co., Ltd.	21,624	48,688
Hindustan Petroleum Corp., Ltd.	111,800	463,437
Hindustan Unilever, Ltd.	41,199	1,316,690
Honda India Power Products, Ltd.	281	4,936
HSIL, Ltd.	8,018	25,484
Huhtamaki India, Ltd.	6,706	21,238
I G Petrochemicals, Ltd.	1,037	11,573
ICICI Bank, Ltd.	185,319	1,984,944

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
ICICI Bank, Ltd. , Sponsored ADR	189,488	$4,007,671
ICICI Lombard General Insurance Co., Ltd.	10,138	200,584
ICICI Prudential Life Insurance Co., Ltd.	13,800	113,966
ICRA, Ltd.	496	22,887
*IDFC, Ltd.	400,618	294,787
*IFB Industries, Ltd.	2,327	38,887
Igarashi Motors India, Ltd.	4,877	33,389
IIFL Securities, Ltd.	13,143	16,876
IIFL Wealth Management, Ltd.	8,264	179,878
India Cements, Ltd. (The)	61,212	168,477
India Glycols, Ltd.	5,787	65,265
*Indiabulls Real Estate, Ltd.	103,995	210,820
Indian Energy Exchange, Ltd.	60,597	573,186
Indian Hotels Co., Ltd. (The)	191,828	503,771
*Indian Oil Corp., Ltd.	176,325	301,287
*Indian Overseas Bank	472,823	134,179
Indian Railway Catering & Tourism Corp., Ltd.	58,200	657,304
Indo Count Industries, Ltd.	8,648	27,902
Indoco Remedies, Ltd.	11,199	69,678
Indraprastha Gas, Ltd.	52,871	334,604
Indus Towers, Ltd.	181,019	656,328
Infibeam Avenues, Ltd.	44,228	26,756
Info Edge India, Ltd.	1,549	125,675
Infosys, Ltd.	379,317	8,448,122
Infosys, Ltd. , Sponsored ADR	15,928	354,876
Ingersoll Rand India, Ltd.	1,923	29,121
*Inox Leisure, Ltd.	5,712	31,966
*Inox Wind, Ltd.	20,269	32,157
Insecticides India, Ltd.	2,366	20,187
*Intellect Design Arena, Ltd.	19,644	171,738
*InterGlobe Aviation, Ltd.	304	8,831
IOL Chemicals and Pharmaceuticals, Ltd.	10,197	75,094
*Ipca Laboratories, Ltd.	16,440	470,359
*IRB Infrastructure Developers, Ltd.	38,034	115,045
IRCON International, Ltd.	95,859	60,487
ITC, Ltd.	476,305	1,419,732
ITD Cementation India, Ltd.	40,223	43,563
*ITI, Ltd.	11,135	17,473
J Kumar Infraprojects, Ltd.	7,113	14,320
*Jagran Prakashan, Ltd.	14,986	12,408
Jai Corp., Ltd.	33,695	53,862
*Jaiprakash Associates, Ltd.	518,703	58,187
*Jaiprakash Power Ventures, Ltd.	768,279	45,144
*Jammu & Kashmir Bank, Ltd. (The)	153,671	82,396
Jamna Auto Industries, Ltd.	14,250	18,545
JB Chemicals & Pharmaceuticals, Ltd.	10,076	225,811
JBM Auto, Ltd.	4,098	32,779
Jindal Poly Films, Ltd.	4,911	62,016
Jindal Saw, Ltd.	66,832	103,531
*Jindal Stainless Hisar, Ltd.	27,020	121,638
*Jindal Stainless, Ltd.	94,971	243,194
JK Cement, Ltd.	12,132	537,206
JK Lakshmi Cement, Ltd.	28,437	233,534
JK Paper, Ltd.	44,439	133,914
JK Tyre & Industries, Ltd.	52,452	100,552
JMC Projects India, Ltd.	16,862	24,331

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
JSW Energy, Ltd.	41,350	$192,527
JSW Steel, Ltd.	299,144	2,673,195
JTEKT India, Ltd.	16,206	21,307
Jubilant Foodworks, Ltd.	20,728	1,021,241
Jyothy Labs, Ltd.	45,094	94,276
Kajaria Ceramics, Ltd.	23,313	380,215
Kalpataru Power Transmission, Ltd.	16,152	90,649
Kalyani Steels, Ltd.	10,438	51,374
Kansai Nerolac Paints, Ltd.	6,681	48,630
Karnataka Bank, Ltd. (The)	115,742	105,260
Kaveri Seed Co., Ltd.	13,767	95,777
KCP, Ltd. (The)	19,168	33,456
KEC International, Ltd.	32,654	208,292
KEI Industries, Ltd.	31,138	379,675
Kennametal India, Ltd.	2,206	40,901
*Kiri Industries, Ltd.	8,039	51,843
Kirloskar Brothers, Ltd.	8,717	45,942
Kirloskar Ferrous Industries, Ltd.	5,981	18,794
Kirloskar Oil Engines, Ltd.	14,031	37,794
KNR Constructions, Ltd.	54,892	205,109
*Kolte-Patil Developers, Ltd.	15,009	61,965
Kotak Mahindra Bank, Ltd.	56,117	1,522,171
KPIT Technologies, Ltd.	76,353	314,767
Kpr Mill, Ltd.	41,360	248,636
KRBL, Ltd.	21,844	82,526
KSB, Ltd.	5,475	96,911
LA Opala RG, Ltd.	8,879	34,606
Lakshmi Machine Works, Ltd.	663	77,397
Larsen & Toubro Infotech, Ltd.	7,634	681,248
Larsen & Toubro, Ltd.	114,744	2,707,119
Laurus Labs, Ltd.	14,333	98,729
*Lemon Tree Hotels, Ltd.	104,051	75,730
LG Balakrishnan & Bros, Ltd.	6,297	42,311
Linde India, Ltd.	1,563	48,103
LT Foods, Ltd.	21,162	19,641
Lupin, Ltd.	12,985	160,038
*LUX Industries, Ltd.	725	34,431
Maharashtra Seamless, Ltd.	6,087	39,970
Mahindra & Mahindra, Ltd.	116,938	1,380,885
Mahindra & Mahindra, Ltd. , GDR	1,564	18,768
*Mahindra CIE Automotive, Ltd.	13,331	47,391
*Mahindra Holidays & Resorts India, Ltd.	11,277	34,321
*Mahindra Lifespace Developers, Ltd.	31,462	115,628
Mahindra Logistics, Ltd.	11,573	100,172
Maithan Alloys, Ltd.	3,777	53,259
Man Infraconstruction, Ltd.	36,343	59,794
Mangalam Cement, Ltd.	3,718	20,787
Marico, Ltd.	139,980	1,062,638
Marksans Pharma, Ltd.	35,648	31,444
Maruti Suzuki India, Ltd.	4,917	491,324
Mastek, Ltd.	2,439	89,819
*Max Healthcare Institute, Ltd.	53,426	236,410
Mayur Uniquoters, Ltd.	2,490	14,417
Metropolis Healthcare, Ltd.	11,598	458,801
Minda Corp., Ltd.	34,411	71,550

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Minda Industries, Ltd.	20,798	$217,073
Mindtree, Ltd.	14,502	870,028
Mishra Dhatu Nigam, Ltd.	12,679	31,164
MM Forgings, Ltd.	1,768	20,096
Monte Carlo Fashions, Ltd.	4,781	24,859
*Morepen Laboratories, Ltd.	110,677	74,049
Motherson Sumi Systems, Ltd.	312,259	931,799
Motilal Oswal Financial Services, Ltd.	12,063	147,539
Mphasis, Ltd.	27,086	1,170,452
*MRF, Ltd.	445	459,422
Mukand, Ltd.	11,875	20,917
Multi Commodity Exchange of India, Ltd.	4,997	113,695
Nahar Spinning Mills, Ltd.	2,750	18,768
Natco Pharma, Ltd.	20,802	229,796
*National Aluminium Co., Ltd.	408,054	528,042
*National Fertilizers, Ltd.	14,661	10,729
Nava Bharat Ventures, Ltd.	12,549	19,247
Navin Fluorine International, Ltd.	6,751	300,977
Navneet Education, Ltd.	23,881	33,614
NBCC India, Ltd.	183,639	109,500
NCC, Ltd.	121,944	115,868
NCL Industries, Ltd.	4,450	14,551
Neogen Chemicals, Ltd.	2,549	40,418
NESCo., Ltd.	6,627	53,773
Nestle India, Ltd.	2,732	693,210
*Network18 Media & Investments, Ltd.	2,501	2,579
Newgen Software Technologies, Ltd.	9,261	70,081
NHPC, Ltd.	430,664	176,565
Nilkamal, Ltd.	1,403	44,481
NLC India, Ltd.	76,475	65,005
NMDC, Ltd.	274,958	525,635
NOCIL, Ltd.	28,266	100,749
Novartis India, Ltd.	3,198	31,813
NRB Bearings, Ltd.	19,273	33,138
NTPC, Ltd.	417,580	739,731
*Oberoi Realty, Ltd.	62,395	754,344
*Oil & Natural Gas Corp., Ltd.	242,394	482,481
OnMobile Global, Ltd.	31,003	46,019
Oracle Financial Services Software, Ltd.	6,230	368,111
Orient Cement, Ltd.	48,494	105,431
Orient Electric, Ltd.	31,397	145,054
Orient Paper & Industries, Ltd.	71,537	29,281
Orient Refractories, Ltd.	3,872	17,834
Oriental Aromatics, Ltd.	2,651	27,214
*Oriental Carbon & Chemicals, Ltd.	2,976	40,651
Page Industries, Ltd.	1,373	690,083
Panama Petrochem, Ltd.	6,257	22,139
Parag Milk Foods, Ltd.	22,437	40,256
Persistent Systems, Ltd.	20,582	1,078,475
Petronet LNG, Ltd.	195,457	599,177
Pfizer, Ltd.	3,828	258,025
Phillips Carbon Black, Ltd.	28,587	83,912
Phoenix Mills, Ltd. (The)	23,578	303,552
PI Industries, Ltd.	14,894	596,695
Pidilite Industries, Ltd.	16,447	508,173
PNC Infratech, Ltd.	27,660	119,828

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Poly Medicure, Ltd.	3,759	$46,367
*Polyplex Corp., Ltd.	5,866	132,092
Power Grid Corp. of India, Ltd.	300,317	742,157
*Power Mech Projects, Ltd.	3,139	41,270
*Prakash Industries, Ltd.	38,602	33,663
Prataap Snacks, Ltd.	2,746	25,004
Prestige Estates Projects, Ltd.	63,121	359,180
*Pricol, Ltd.	50,758	65,853
*Prime Focus, Ltd.	27,584	29,727
*Prince Pipes & Fittings, Ltd.	1,610	15,678
*Prism Johnson, Ltd.	34,173	54,398
Privi Speciality Chemicals, Ltd.	2,038	43,866
*Procter & Gamble Hygiene & Health Care, Ltd.	1,001	190,196
*Punjab National Bank	482,128	271,064
*Puravankara, Ltd.	18,870	31,764
*PVR, Ltd.	9,908	221,980
Quess Corp., Ltd.	14,945	172,908
Quick Heal Technologies, Ltd.	6,605	19,564
Radico Khaitan, Ltd.	23,128	345,694
*Rain Industries, Ltd.	98,664	299,887
Rajesh Exports, Ltd.	18,710	159,475
Rallis India, Ltd.	22,333	79,139
Ramco Cements, Ltd. (The)	21,259	302,782
Ramkrishna Forgings, Ltd.	5,116	74,563
*Rane Holdings, Ltd.	1,631	13,122
*Rashtriya Chemicals & Fertilizers, Ltd.	58,815	60,204
Ratnamani Metals & Tubes, Ltd.	2,516	71,989
*RattanIndia Power, Ltd.	304,423	15,449
*Raymond, Ltd.	13,761	84,048
*RBL Bank, Ltd.	16,766	40,425
Redington India, Ltd.	168,430	323,224
Relaxo Footwears, Ltd.	9,269	164,755
Reliance Industrial Infrastructure, Ltd.	3,572	30,885
Reliance Industries, Ltd. , Sponsored GDR	20,070	1,364,760
Reliance Industries, Ltd.	172,840	5,854,142
*Reliance Infrastructure, Ltd.	55,392	62,692
*Reliance Power, Ltd.	838,053	157,804
Rico Auto Industries, Ltd.	37,543	21,509
*RPSG Ventures, Ltd.	4,881	49,885
Sagar Cements, Ltd.	6,328	23,683
*Sanghi Industries, Ltd.	13,643	12,007
Sanofi India, Ltd.	2,861	318,911
Sarda Energy & Minerals, Ltd.	4,016	44,168
Saregama India, Ltd.	1,092	59,239
Sasken Technologies, Ltd.	1,668	27,303
Savita Oil Technologies, Ltd.	1,688	31,146
SBI Life Insurance Co., Ltd.	19,763	302,339
Schaeffler India, Ltd.	1,435	141,845
*Schneider Electric Infrastructure, Ltd.	24,200	33,724
SH Kelkar & Co., Ltd.	20,820	44,153
Shakti Pumps India, Ltd.	2,226	19,297
*Shankara Building Products, Ltd.	4,888	35,573
Sharda Motor Industries, Ltd.	2,825	22,328
*Sheela Foam, Ltd.	3,690	121,761
Shilpa Medicare, Ltd.	10,382	80,900

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Shipping Corp. of India, Ltd.	27,631	$47,287
Shree Cement, Ltd.	1,539	588,527
*Shree Renuka Sugars, Ltd.	157,625	56,940
Siemens, Ltd.	5,567	162,565
*SIS, Ltd.	9,421	58,591
Siyaram Silk Mills, Ltd.	3,036	18,697
SKF India, Ltd.	9,200	408,010
Sobha, Ltd.	18,481	190,039
Solar Industries India, Ltd.	5,071	168,424
Solara Active Pharma Sciences, Ltd.	1,513	25,158
Somany Ceramics, Ltd.	6,122	62,535
Somany Home Innovation, Ltd.	5,859	35,488
Sonata Software, Ltd.	29,055	324,535
*South Indian Bank, Ltd. (The)	959,860	119,852
*SpiceJet, Ltd.	42,688	40,361
SRF, Ltd.	48,228	1,363,668
*Star Cement, Ltd.	63,523	84,662
State Bank of India , GDR	275	18,590
State Bank of India	169,116	1,134,084
State Bank of India , Sponsored GDR	5,596	368,273
*Steel Authority of India, Ltd.	477,483	733,939
Sterlite Technologies, Ltd.	38,895	142,244
Subex, Ltd.	214,576	121,643
Subros, Ltd.	4,888	23,575
Sudarshan Chemical Industries	11,800	89,586
Sun Pharmaceutical Industries, Ltd.	130,375	1,384,167
Sun TV Network, Ltd.	26,405	197,823
Sundaram-Clayton, Ltd.	492	25,223
Sundram Fasteners, Ltd.	31,358	349,882
Sunteck Realty, Ltd.	24,254	149,139
Suprajit Engineering, Ltd.	14,119	64,918
Supreme Industries, Ltd.	7,134	221,881
*Supreme Petrochem, Ltd.	10,044	83,987
Surya Roshni, Ltd.	7,228	58,809
Sutlej Textiles and Industries, Ltd.	44,155	40,687
Suven Pharmaceuticals, Ltd.	30,025	203,932
Swaraj Engines, Ltd.	2,143	49,250
*Syngene International, Ltd.	46,572	336,348
Tamilnadu Petroproducts, Ltd.	13,899	22,710
Tasty Bite Eatables, Ltd.	199	43,896
Tata Chemicals, Ltd.	79,223	953,612
Tata Coffee, Ltd.	44,920	124,716
Tata Consultancy Services, Ltd.	75,059	3,405,815
Tata Consumer Products, Ltd.	36,480	394,365
Tata Elxsi, Ltd.	4,611	361,602
#*Tata Motors, Ltd. , Sponsored ADR	4,198	132,573
*Tata Motors, Ltd.	665,454	4,298,541
Tata Power Co., Ltd. (The)	290,914	832,557
*Tata Steel BSL, Ltd.	101,040	116,583
Tata Steel Long Products, Ltd.	3,239	36,501
Tata Steel, Ltd.	264,521	4,648,646
TCI Express, Ltd.	1,371	33,528
*TCNS Clothing Co., Ltd.	1,173	11,731
TD Power Systems, Ltd.	7,824	35,081
Tech Mahindra, Ltd.	175,061	3,454,989
Techno Electric & Engineering Co., Ltd.	5,787	19,947

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Texmaco Rail & Engineering, Ltd.	42,806	$18,321
Thermax, Ltd.	6,512	119,867
Thirumalai Chemicals, Ltd.	29,402	103,797
*Thomas Cook India, Ltd.	39,127	36,681
*Tide Water Oil Co. India, Ltd.	792	17,423
Time Technoplast, Ltd.	35,548	32,875
Timken India, Ltd.	1,266	30,398
Tinplate Co. of India, Ltd. (The)	10,651	41,512
*Titagarh Wagons, Ltd.	20,382	25,654
Titan Co., Ltd.	14,280	454,548
Torrent Pharmaceuticals, Ltd.	12,111	462,630
Torrent Power, Ltd.	42,837	286,004
Transport Corp. of India, Ltd.	8,216	69,058
Trent, Ltd.	9,080	121,641
Trident, Ltd.	490,275	248,473
Triveni Engineering & Industries, Ltd.	10,166	25,964
Triveni Turbine, Ltd.	34,864	89,300
TTK Prestige, Ltd.	639	93,331
TV Today Network, Ltd.	6,718	28,032
TVS Srichakra, Ltd.	1,228	37,755
Uflex, Ltd.	13,650	103,075
UltraTech Cement, Ltd.	4,036	411,573
United Breweries, Ltd.	7,765	171,988
*United Spirits, Ltd.	48,405	612,389
UPL, Ltd.	228,066	2,254,429
*Usha Martin, Ltd.	46,778	54,942
*VA Tech Wabag, Ltd.	9,691	41,297
Vaibhav Global, Ltd.	5,700	43,743
Valiant Organics, Ltd.	2,559	44,749
*Vardhman Textiles, Ltd.	6,902	179,372
Varun Beverages, Ltd.	48,056	545,081
Vedanta, Ltd.	271,926	1,103,955
Venky’s India, Ltd.	2,705	98,492
Vesuvius India, Ltd.	3,266	46,889
V-Guard Industries, Ltd.	42,452	145,643
Vinati Organics, Ltd.	5,579	142,445
Vindhya Telelinks, Ltd.	1,249	18,718
Visaka Industries, Ltd.	2,684	21,348
*Vodafone Idea, Ltd.	1,956,306	249,498
Voltamp Transformers, Ltd.	1,556	31,105
Voltas, Ltd.	35,610	572,827
VRL Logistics, Ltd.	4,457	22,267
VST Industries, Ltd.	980	43,156
VST Tillers Tractors, Ltd.	1,548	59,786
Welspun India, Ltd.	107,333	197,376
West Coast Paper Mills, Ltd.	14,191	47,331
Wheels India, Ltd.	3,850	36,368
Wipro, Ltd.	140,381	1,212,472
*Wockhardt, Ltd.	4,069	23,200
*Wonderla Holidays, Ltd.	7,702	23,559
*Yes Bank, Ltd.	370,586	63,347
Zee Entertainment Enterprises, Ltd.	199,006	799,811
*Zee Media Corp., Ltd.	200,098	31,799
Zensar Technologies, Ltd.	49,125	302,860

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDIA (Continued)
Zydus Wellnes, Ltd.	3,868	$106,125

TOTAL INDIA		169,102,473

INDONESIA (0.6%)
Ace Hardware Indonesia TBK PT	2,051,100	204,133
Adaro Energy TBK PT	10,517,200	1,247,143
*Adhi Karya Persero TBK PT	461,787	34,225
*Adi Sarana Armada TBK PT	416,600	93,509
*Agung Semesta Sejahtera TBK PT	358,500	1,265
AKR Corporindo TBK PT	640,000	192,892
*Alam Sutera Realty TBK PT	5,254,900	67,506
Aneka Tambang TBK	2,901,820	479,284
*»Armidian Karyatama TBK PT	230,900	153
Arwana Citramulia TBK PT	394,500	24,086
Astra Agro Lestari TBK PT	197,888	149,804
Astra International TBK PT	2,921,800	1,242,551
Astra Otoparts TBK PT	247,500	19,741
*Asuransi Maximus Graha Persada Tbk PT	245,400	5,369
Bank BTPN Syariah TBK PT	186,200	50,074
*Bank Bukopin TBK	2,664,000	80,479
*Bank Capital Indonesia TBK PT	322,200	6,913
Bank Central Asia TBK PT	3,171,200	1,673,176
*Bank China Construction Bank Indonesia TBK PT	1,768,600	16,104
Bank Danamon Indonesia TBK PT	367,463	69,771
Bank Mandiri Persero TBK PT	1,439,218	728,879
Bank Maybank Indonesia TBK PT	2,867,100	67,997
Bank Negara Indonesia Persero TBK PT	1,466,520	724,591
*Bank Pan Indonesia TBK PT	1,433,000	79,906
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	1,553,400	156,244
Bank Pembangunan Daerah Jawa Timur TBK PT	1,666,800	91,767
Bank Rakyat Indonesia Persero TBK PT	8,165,593	2,449,534
*Bank Tabungan Negara Persero TBK PT	1,811,941	227,652
Barito Pacific TBK PT	13,954,000	920,910
*Bekasi Fajar Industrial Estate TBK PT	2,056,600	18,871
BISI International TBK PT	468,500	33,730
Blue Bird TBK PT	213,900	22,345
*Buana Lintas Lautan TBK PT	6,619,900	119,618
Bukit Asam TBK PT	1,560,500	295,193
*Bumi Serpong Damai TBK PT	2,211,100	173,236
*Bumi Teknokultura Unggul TBK PT	2,300,800	8,120
Charoen Pokphand Indonesia TBK PT	1,071,100	468,736
Cikarang Listrindo TBK PT	440,700	19,752
Ciputra Development TBK PT	6,297,672	477,854
*Citra Marga Nusaphala Persada TBK PT	775,750	69,540
*Delta Dunia Makmur TBK PT	3,705,200	77,412
Elnusa TBK PT	1,952,600	41,898
Erajaya Swasembada TBK PT	4,163,100	191,002
*Fks Food Sejahtera TBK PT	2,240,600	34,793
Gajah Tunggal TBK PT	674,600	34,760
Gudang Garam TBK PT	185,600	438,864
*»Hanson International TBK PT	19,060,700	12,613
Indah Kiat Pulp & Paper Corp. TBK PT	1,113,600	666,156
*Indika Energy TBK PT	1,022,000	128,404
Indo Tambangraya Megah TBK PT	214,300	326,725
Indocement Tunggal Prakarsa TBK PT	137,100	114,431

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDONESIA (Continued)
Indofood CBP Sukses Makmur TBK PT	279,300	$173,484
Indofood Sukses Makmur TBK PT	2,368,500	1,061,583
*Indosat TBK PT	272,050	132,977
Industri Jamu Dan Farmasi Sido Muncul TBK PT	2,593,044	154,658
*»Inovisi Infracom TBK PT	7,778	—
Integra Indocabinet TBK PT	911,100	52,733
*»Inti Agri Resources TBK PT	473,600	313
*Intiland Development TBK PT	3,125,700	38,168
Japfa Comfeed Indonesia TBK PT	2,168,300	264,007
*Jasa Marga Persero TBK PT	367,226	108,865
Jaya Real Property TBK PT	932,000	32,629
Kalbe Farma TBK PT	6,553,900	740,161
*Kapuas Prima Coal TBK PT	1,985,300	17,797
*Kawasan Industri Jababeka TBK PT	5,953,389	66,394
*Kmi Wire & Cable TBK PT	964,700	20,019
*Krakatau Steel Persero TBK PT	2,335,937	86,562
Link Net TBK PT	522,900	143,574
*Lippo Karawaci TBK PT	13,784,095	143,995
*Malindo Feedmill TBK PT	473,600	25,239
*Map Aktif Adiperkasa PT	270,000	61,938
Mayora Indah TBK PT	2,753,725	456,768
*Medco Energi Internasional TBK PT	5,130,532	206,416
Media Nusantara Citra TBK PT	4,019,200	255,322
*Merdeka Copper Gold TBK PT	1,005,200	224,206
Metrodata Electronics TBK PT	520,600	135,593
*Mitra Adiperkasa TBK PT	4,108,300	255,183
Mitra Keluarga Karyasehat TBK PT	626,600	100,840
*MNC Land TBK PT	8,726,100	62,824
*Mnc Vision Networks TBK PT	8,030,700	137,175
Nippon Indosari Corpindo TBK PT	323,700	30,616
Pabrik Kertas Tjiwi Kimia TBK PT	253,000	149,112
*Pacific Strategic Financial TBK PT	553,200	37,876
*Pakuwon Jati TBK PT	4,335,300	153,002
*Paninvest TBK PT	148,100	7,213
*Perusahaan Gas Negara TBK PT	1,770,400	188,693
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	1,560,700	153,674
*»Pool Advista Indonesia TBK PT	91,300	60
*PP Persero TBK PT	954,454	81,180
Puradelta Lestari TBK PT	4,546,100	71,878
*Ramayana Lestari Sentosa TBK PT	1,111,824	58,073
*»Rimo International Lestari TBK PT	3,756,500	2,486
Salim Ivomas Pratama TBK PT	1,950,400	66,356
Samudera Indonesia TBK PT	716,000	36,135
Sarana Menara Nusantara TBK PT	2,868,600	234,874
Sariguna Primatirta TBK PT	541,800	17,439
Sawit Sumbermas Sarana TBK PT	1,534,600	123,483
*»Sekawan Intipratama TBK PT	1,471,800	—
*Selamat Sempurna TBK PT	588,600	66,058
*Semen Baturaja Persero TBK PT	772,600	41,445
Semen Indonesia Persero TBK PT	566,300	363,743
Siloam International Hospitals TBK PT	132,431	80,389
*Smartfren Telecom TBK PT	17,384,000	132,520
*»Sri Rejeki Isman TBK PT	4,830,100	49,775
Steel Pipe Industry of Indonesia PT	504,000	12,451
Sumber Alfaria Trijaya TBK PT	987,600	83,302

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
INDONESIA (Continued)
*Summarecon Agung TBK PT	4,252,333	$274,634
*Surya Citra Media TBK PT	7,898,500	234,153
*Surya Esa Perkasa TBK PT	1,124,200	26,503
*Surya Semesta Internusa TBK PT	1,861,600	65,437
Telkom Indonesia Persero TBK PT , Sponsored ADR	14,021	368,612
Telkom Indonesia Persero TBK PT	915,700	245,609
Tempo Scan Pacific TBK PT	559,300	58,032
*Timah TBK PT	1,442,756	161,919
*»Tiphone Mobile Indonesia TBK PT	784,500	1,256
Tower Bersama Infrastructure TBK PT	2,483,000	515,265
*»Trada Alam Minera TBK PT	5,604,000	3,708
*Transcoal Pacific TBK PT	91,900	56,110
*»Truba Alam Manunggal Engineering PT	2,841,000	—
Tunas Baru Lampung TBK PT	1,787,300	109,124
Tunas Ridean TBK PT	537,500	47,613
Ultrajaya Milk Industry & Trading Co. TBK PT	148,000	17,028
*Unilever Indonesia TBK PT	578,000	180,325
United Tractors TBK PT	676,024	1,123,725
Vale Indonesia TBK PT	786,700	269,313
*Waskita Beton Precast TBK PT	3,253,600	35,596
*Waskita Karya Persero TBK PT	1,328,763	86,286
Wijaya Karya Bangunan Gedung TBK PT	497,000	6,841
Wijaya Karya Beton TBK PT	1,962,100	37,670
*Wijaya Karya Persero TBK PT	1,429,459	125,617
XL Axiata TBK PT	1,873,100	407,210

TOTAL INDONESIA		26,738,553

IRELAND (0.6%)
*AIB Group PLC	207,229	562,127
*Bank of Ireland Group PLC	389,567	2,327,159
Cairn Homes PLC	188,634	244,928
CRH PLC	1,971	94,613
CRH PLC, Sponsored ADR	190,588	9,136,789
*Datalex PLC	12,482	12,856
*FBD Holdings PLC	7,442	71,137
*Flutter Entertainment PLC	30,640	5,800,935
Glanbia PLC	22,741	371,858
*Glenveagh Properties PLC	54,776	69,095
*Irish Continental Group PLC	58,079	285,650
Kerry Group PLC, Class A	6,877	923,969
Kingspan Group PLC	30,947	3,568,438
*Permanent TSB Group Holdings PLC	11,387	21,084
Smurfit Kappa Group PLC	81,835	4,289,111

TOTAL IRELAND		27,779,749

ISRAEL (0.7%)
Afcon Holdings, Ltd.	936	56,839
*AFI Properties, Ltd.	4,877	253,373
Africa Israel Residences, Ltd.	419	22,895
*Airport City, Ltd.	17,649	337,011
*Allot, Ltd.	3,308	48,779
#*Alrov Properties and Lodgings, Ltd.	2,753	151,842
Arad, Ltd.	2,321	34,644
#Ashtrom Group, Ltd.	7,575	177,351

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ISRAEL (Continued)
AudioCodes, Ltd.	0	$14
#AudioCodes, Ltd.	6,524	231,211
Aura Investments, Ltd.	36,795	54,513
*Avgol Industries 1953, Ltd.	26,233	25,328
*Azorim-Investment Development & Construction Co., Ltd.	21,656	96,863
Azrieli Group, Ltd.	1,037	97,037
*Bank Hapoalim BM	105,498	1,039,323
*Bank Leumi Le-Israel BM	278,618	2,662,751
*Bet Shemesh Engines Holdings 1997, Ltd.	1,426	36,033
*Bezeq The Israeli Telecommunication Corp., Ltd.	265,698	333,380
Big Shopping Centers, Ltd.	1,289	193,461
Blue Square Real Estate, Ltd.	1,707	131,899
*Brack Capital Properties NV	718	83,634
#*Camtek, Ltd./Israel	5,451	217,740
Carasso Motors, Ltd.	22,350	131,331
*Cellcom Israel, Ltd.	11,977	44,758
*Cellcom Israel, Ltd.	27,071	102,389
*Ceragon Networks, Ltd.	16,269	57,104
*Clal Insurance Enterprises Holdings, Ltd.	15,227	376,810
*Danel Adir Yeoshua, Ltd.	1,587	335,815
Delek Automotive Systems, Ltd.	14,896	195,210
*Delek Group, Ltd.	4,292	356,866
*Delta Galil Industries, Ltd.	7,386	378,793
Dor Alon Energy in Israel 1988, Ltd.	1,648	47,647
Duniec Brothers, Ltd.	1,112	61,890
#Elbit Systems, Ltd.	1,800	285,858
Elbit Systems, Ltd.	2,679	422,618
Electra Consumer Products 1970, Ltd.	5,785	271,580
Electra Real Estate, Ltd.	6,214	96,945
Electra, Ltd.	1,001	659,544
Energix-Renewable Energies, Ltd.	20,254	95,275
*Enlight Renewable Energy, Ltd.	62,806	155,182
#*Equital, Ltd.	10,987	338,145
First International Bank Of Israel, Ltd. (The)	19,943	799,796
FMS Enterprises Migun, Ltd.	1,293	42,146
Formula Systems 1985, Ltd.	5,389	579,042
Fox Wizel, Ltd.	6,475	893,252
Gav-Yam Lands Corp., Ltd.	38,100	454,036
Gilat Satellite Networks, Ltd.	11,636	96,388
*Hadera Paper, Ltd.	3,184	255,176
Hamat Group, Ltd.	3,726	24,869
Harel Insurance Investments & Financial Services, Ltd.	85,240	952,886
Hilan, Ltd.	5,686	315,203
*ICL Group, Ltd.	64,027	548,626
IDI Insurance Co., Ltd.	3,256	130,989
Inrom Construction Industries, Ltd.	38,208	196,556
Isracard, Ltd.	18,592	74,735
Israel Canada T.R, Ltd.	36,509	176,482
*Israel Discount Bank, Ltd., Class A	357,728	2,162,108
Israel Land Development—Urban Renewal, Ltd.	3,565	49,926
*Isras Investment Co., Ltd.	181	40,427
*Issta Lines, Ltd.	1,332	33,911
*Kamada, Ltd.	6,921	39,682
Kenon Holdings, Ltd.	7,066	282,922
Kerur Holdings, Ltd.	2,125	64,103

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ISRAEL (Continued)
Klil Industries, Ltd.	429	$39,736
Magic Software Enterprises, Ltd.	2,813	61,267
*Malam—Team, Ltd.	2,313	78,032
*Matrix IT, Ltd.	14,912	405,340
Maytronics, Ltd.	19,155	453,019
Mediterranean Towers, Ltd.	10,551	32,988
Mega Or Holdings, Ltd.	2,452	97,090
*Mehadrin, Ltd.	269	15,743
Meitav Dash Investments, Ltd.	13,800	74,664
*Melisron, Ltd.	1	53
Menora Mivtachim Holdings, Ltd.	16,867	390,038
Migdal Insurance & Financial Holdings, Ltd.	225,564	383,770
Mivne Real Estate KD, Ltd.	44,370	161,915
*Mizrahi Tefahot Bank, Ltd.	34,767	1,265,403
*Naphtha Israel Petroleum Corp., Ltd.	24,518	152,148
Neto ME Holdings, Ltd.	1,295	63,953
#*Nice, Ltd. , Sponsored ADR	5,031	1,423,874
*Nova, Ltd.	5,678	602,540
*Oil Refineries, Ltd.	977,915	265,168
*One Software Technologies, Ltd.	11,000	188,476
#*OPC Energy, Ltd.	12,546	131,070
Palram Industries 1990, Ltd.	3,542	60,846
*Partner Communications Co., Ltd.	81,126	410,404
*Paz Oil Co., Ltd.	5,472	697,163
*Perion Network, Ltd.	3,394	95,245
Phoenix Holdings, Ltd. (The)	94,331	1,191,370
Plasson Industries, Ltd.	1,869	140,196
Prashkovsky Investments and Construction, Ltd.	1,151	36,307
Rami Levy Chain Stores Hashikma Marketing, Ltd.	3,585	270,279
Rapac Communication & Infrastructure, Ltd.	1,408	13,554
Raval Ics, Ltd.	15,087	36,508
Scope Metals Group, Ltd.	4,129	186,775
Shapir Engineering and Industry, Ltd.	30,549	250,249
*Shikun & Binui, Ltd.	121,036	720,805
Shufersal, Ltd.	66,104	547,787
Strauss Group, Ltd.	9,128	268,706
*Suny Cellular Communication, Ltd.	38,947	17,877
Tadiran Group, Ltd.	1,501	195,895
Telsys	1,037	45,595
*Tera Light, Ltd.	16,867	42,562
*Teva Pharmaceutical Industries, Ltd. , Sponsored ADR	142,878	1,248,754
*Tower Semiconductor, Ltd.	22,973	732,149
*Tower Semiconductor, Ltd.	4,323	140,622
#Vitania, Ltd.	3,757	28,646
YH Dimri Construction & Development, Ltd.	1,823	130,971

TOTAL ISRAEL		32,708,494

ITALY (1.9%)
A2A SpA	776,001	1,632,609
ACEA SpA	28,657	622,142
*Aeffe SpA	11,360	32,997
Amplifon SpA	48,859	2,485,017
Anima Holding SpA	107,640	571,758
*Arnoldo Mondadori Editore SpA	71,829	166,248
Ascopiave SpA	6,261	25,504

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ITALY (Continued)
Assicurazioni Generali SpA	141,297	$3,082,267
*Atlantia SpA	28,422	549,449
*Autogrill SpA	42,682	334,691
Autostrade Meridionali SpA	305	9,954
Azimut Holding SpA	50,328	1,449,641
*Banca Generali SpA	17,997	846,825
Banca IFIS SpA	9,650	178,567
Banca Mediolanum SpA	26,912	271,138
#*Banca Monte DEI Paschi DI Siena SpA	3,026	3,610
Banca Popolare di Sondrio SCPA	223,056	969,539
*Banca Profilo SpA	61,003	14,755
*Banca Sistema SpA	22,699	59,498
Banco BPM SpA	661,016	2,054,679
Banco di Desio e della Brianza SpA	12,951	47,960
Be Shaping The Future SpA	49,166	132,001
BFF Bank SpA	52,093	466,602
*Biesse SpA	3,608	111,649
BPER Banca	484,932	1,063,167
Brembo SpA	39,741	521,988
*Brunello Cucinelli SpA	11,594	703,057
Buzzi Unicem SpA	18,595	434,038
Cairo Communication SpA	36,924	77,427
Carel Industries SpA	171	4,947
Cementir Holding NV	22,837	240,231
*Cerved Group SpA	71,833	862,874
*Cir Spa-Compagnie Industriali	125,367	69,131
CNH Industrial NV	192,230	3,321,291
Credito Emiliano SpA	34,872	264,732
#*D’amico International Shipping SA	132,518	15,796
*Danieli & C Officine Meccaniche SpA	12,184	263,386
*Danieli & C Officine Meccaniche SpA	6,446	217,075
Davide Campari-Milano NV	10,416	148,022
de’ Longhi SpA	9,943	388,920
DiaSorin SpA	8,023	1,813,745
*Elica SpA	4,280	17,781
Emak SpA	29,309	68,175
*Enav SpA	604	2,649
*Enel SpA	443,812	3,716,409
Eni SpA	249,724	3,584,660
ERG SpA	27,501	993,590
Esprinet SpA	4,419	57,378
*Eurotech SpA	5,643	32,717
Ferrari NV	589	139,693
Ferrari NV	2,484	589,293
Fila SpA	6,803	82,034
#*Fincantieri SpA	66,621	52,580
*FinecoBank Banca Fineco SpA, Class B	151,446	2,894,425
FNM SpA	64,413	50,018
Gruppo MutuiOnline SpA	12,931	632,244
Hera SpA	354,026	1,449,093
*Illimity Bank SpA	14,964	236,204
*Immsi SpA	154,940	93,059
Infrastrutture Wireless Italiane SpA	14,825	163,944
Interpump Group SpA	22,597	1,667,082
*Intesa Sanpaolo SpA	1,343,920	3,822,019

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ITALY (Continued)
Iren SpA	220,316	$684,822
Italgas SpA	144,437	917,649
*Ivs Group SA	3,120	22,891
#*Juventus Football Club SpA	197,124	159,457
La Doria SpA	10,807	207,355
*Leonardo SpA	137,777	1,010,543
LU-VE SpA	1,368	37,361
Maire Tecnimont SpA	57,102	246,218
Mediaset NV	315,144	885,490
*Mediobanca Banca di Credito Finanziario SpA	198,150	2,365,316
Moncler SpA	38,312	2,754,179
Orsero SpA	1,271	13,885
*OVS SpA	103,113	295,932
Piaggio & C SpA	130,977	439,561
Pirelli & C SpA	59,034	362,899
Poste Italiane SpA	113,376	1,619,057
*Prima Industrie SpA	2,367	52,264
Prysmian SpA	29,392	1,112,251
RAI Way SpA	25,222	152,945
Recordati Industria Chimica e Farmaceutica SpA	27,985	1,752,706
Reno de Medici SpA	121,336	203,884
Reply SpA	5,077	985,295
Rizzoli Corriere Della Sera Mediagroup SpA	34,455	28,350
Sabaf SpA	2,590	83,324
*Saipem SpA	240,569	527,981
*Salvatore Ferragamo SpA	5	107
#*Saras SpA	216,134	160,677
*Servizi Italia SpA	5,016	12,074
Sesa SpA	1,530	300,292
*Snam SpA	73,510	416,584
*Sogefi SpA	33,393	52,942
SOL SpA	10,344	237,735
Stellantis NV	394,373	7,867,197
Stellantis NV	136,782	2,730,511
#Stellantis NV	224,021	4,466,979
Technogym SpA	39,175	411,643
Telecom Italia SpA, Class A	2,896,369	1,032,694
Telecom Italia SpA , Sponsored ADR	48,868	173,481
Tenaris SA, Sponsored ADR	31,768	707,791
Terna Rete Elettrica Nazionale SpA	191,426	1,427,078
Tinexta SpA	8,957	396,997
UniCredit SpA	256,870	3,395,921
Unieuro SpA	4,908	115,299
Unipol Gruppo SpA	174,961	1,006,291
UnipolSai Assicurazioni SpA	195,106	565,368
Webuild SpA	30,099	74,540
Zignago Vetro SpA	9,750	196,778

TOTAL ITALY		89,544,568

JAPAN (14.7%)
77 Bank, Ltd. (The)	26,100	265,978
A&A Material Corp.	1,800	15,233
A&D Co., Ltd.	12,000	106,398
ABC-Mart, Inc.	1,500	71,695
Abist Co., Ltd.	500	12,585

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Achilles Corp.	5,500	$63,236
AD Works Group Co., Ltd.	8,180	11,693
Adastria Co., Ltd.	17,480	324,229
ADEKA Corp.	41,200	914,150
Ad-sol Nissin Corp.	2,600	47,451
Advan Group Co., Ltd.	5,700	48,489
Advance Create Co., Ltd.	2,600	24,216
Advantage Risk Management Co., Ltd.	2,100	16,925
Advantest Corp.	27,100	2,217,435
Adventure, Inc.	600	44,253
Aeon Co., Ltd.	86,205	1,979,256
Aeon Delight Co., Ltd.	10,000	306,073
Aeon Fantasy Co., Ltd.	5,400	89,270
Aeon Hokkaido Corp.	9,100	104,787
Aeon Mall Co., Ltd.	22,380	326,205
Aeria, Inc.	8,800	33,494
AFC-HD AMS Life Science Co., Ltd.	4,900	43,661
AGC, Inc.	40,200	1,998,983
Agro-Kanesho Co., Ltd.	800	9,514
Ahresty Corp.	14,600	54,418
Ai Holdings Corp.	7,100	133,563
Aica Kogyo Co., Ltd.	8,900	272,015
Aichi Bank, Ltd. (The)	3,700	111,625
Aichi Steel Corp.	5,000	116,246
Aichi Tokei Denki Co., Ltd.	1,400	59,241
Aida Engineering, Ltd.	22,800	206,155
Ain Holdings, Inc.	15,100	888,586
Ainavo Holdings Co., Ltd.	1,300	11,310
Air Water, Inc.	113,400	1,732,452
Airport Facilities Co., Ltd.	9,700	49,425
Aisan Industry Co., Ltd.	21,700	159,098
Aisin Corp.	33,762	1,233,227
AIT Corp.	1,100	10,718
Ajinomoto Co., Inc.	87,600	2,616,668
Ajis Co., Ltd.	1,600	41,563
Akatsuki Corp.	14,600	47,760
Akatsuki, Inc.	4,600	125,060
*Akebono Brake Industry Co., Ltd.	23,100	46,595
Akita Bank, Ltd. (The)	7,200	91,496
Albis Co., Ltd.	2,100	43,372
Alconix Corp.	13,700	205,936
Alfresa Holdings Corp.	46,900	658,101
Alinco, Inc.	9,000	78,378
Alleanza Holdings Co., Ltd.	4,900	50,235
Alpen Co., Ltd.	9,300	226,250
Alpha Corp.	2,600	28,069
Alps Alpine Co., Ltd.	84,600	823,556
Alps Logistics Co., Ltd.	5,100	46,427
Altech Corp.	5,610	100,663
Amada Co., Ltd.	86,800	854,107
Amano Corp.	18,300	450,820
Amiyaki Tei Co., Ltd.	2,300	61,925
ANA Holdings, Inc.	9,800	228,015
Anabuki Kosan, Inc.	1,900	34,442
Anest Iwata Corp.	7,400	58,798

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Anicom Holdings, Inc.	11,100	$86,152
Anritsu Corp.	54,300	897,658
AOKI Holdings, Inc.	15,800	96,165
Aomori Bank, Ltd. (The)	8,500	146,332
Aoyama Trading Co., Ltd.	20,500	140,412
Aoyama Zaisan Networks Co., Ltd.	5,800	59,869
Aozora Bank, Ltd.	36,300	829,623
Apaman Co., Ltd.	3,400	15,804
Arakawa Chemical Industries, Ltd.	6,500	70,572
Arata Corp.	8,200	289,454
Araya Industrial Co., Ltd.	900	13,742
Arcland Service Holdings Co., Ltd.	5,000	98,882
Arcs Co., Ltd.	15,900	305,241
Ardepro Co., Ltd.	22,200	10,514
Arealink Co., Ltd.	3,200	43,443
Argo Graphics, Inc.	2,200	60,969
ARTERIA Networks Corp.	3,800	53,422
Artnature, Inc.	5,200	33,701
ArtSpark Holdings, Inc.	11,600	119,637
As One Corp.	1,400	191,046
Asahi Co., Ltd.	11,800	136,809
Asahi Group Holdings, Ltd.	49,500	2,238,733
Asahi Holdings, Inc.	39,400	702,479
Asahi Intecc Co., Ltd.	30,500	802,188
Asahi Kasei Corp.	279,100	2,928,684
Asahi Kogyosha Co., Ltd.	1,900	56,904
Asahi Net, Inc.	8,800	55,490
ASAHI YUKIZAI CORP.	4,900	59,045
Asanuma Corp.	3,600	143,811
Ascentech KK	900	10,340
Ashimori Industry Co., Ltd.	3,300	28,478
Asia Pile Holdings Corp.	11,800	47,914
Asics Corp.	7,600	188,759
ASKA Pharmaceutical Holdings Co., Ltd.	11,400	98,478
ASKUL Corp.	15,700	212,867
Astellas Pharma, Inc.	177,000	2,975,742
*Astena Holdings Co., Ltd.	19,500	96,453
Asti Corp.	800	12,671
Atled Corp.	700	15,206
*Atrae, Inc.	1,600	33,901
*Aucfan Co., Ltd.	2,000	12,892
Aucnet, Inc.	3,600	74,415
Autobacs Seven Co., Ltd.	23,600	304,663
Avant Corp.	6,000	83,561
Avantia Co., Ltd.	4,800	36,160
Avex, Inc.	8,800	120,086
Awa Bank, Ltd. (The)	14,800	275,297
Axial Retailing, Inc.	9,600	304,775
Azbil Corp.	10,600	450,866
Bandai Namco Holdings, Inc.	16,100	1,226,579
Bando Chemical Industries, Ltd.	15,300	118,079
Bank of Iwate, Ltd. (The)	6,400	91,657
Bank of Kochi, Ltd. (The)	4,400	29,404
Bank of Kyoto, Ltd. (The)	16,500	740,890
Bank of Nagoya, Ltd. (The)	4,800	101,830
Bank of Saga, Ltd. (The)	5,901	74,316

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Bank of The Ryukyus, Ltd.	19,600	$130,466
Baroque Japan, Ltd.	8,400	63,649
Base Co., Ltd.	800	33,642
BayCurrent Consulting, Inc.	6,800	2,796,930
Beauty Garage, Inc.	1,200	41,570
Belc Co., Ltd.	6,000	295,725
Bell System24 Holdings, Inc.	16,300	208,709
Belluna Co., Ltd.	21,200	148,367
Benefit One, Inc.	20,200	1,018,636
Benesse Holdings, Inc.	7,300	166,455
BeNext-Yumeshin Group Co.	19,669	255,813
#*Bengo4.com, Inc.	1,100	65,986
Bic Camera, Inc.	31,500	271,006
BML, Inc.	11,100	388,902
Bookoff Group Holdings, Ltd.	3,500	30,204
BP Castrol KK	3,500	43,894
Br Holdings Corp.	16,900	63,732
*BrainPad, Inc.	300	14,365
Bridgestone Corp.	88,500	3,895,475
Broadleaf Co., Ltd.	50,800	243,252
Brother Industries, Ltd.	76,200	1,468,867
Bunka Shutter Co., Ltd.	27,500	267,222
Business Brain Showa-Ota, Inc.	1,400	24,004
Business Engineering Corp.	400	12,331
C Uyemura & Co., Ltd.	2,800	115,413
Calbee, Inc.	37,300	960,101
*Can Do Co., Ltd.	1,500	33,598
Canon Electronics, Inc.	7,900	108,428
Canon Marketing Japan, Inc.	14,200	280,451
Canon, Inc. , Sponsored ADR	1,500	33,555
Canon, Inc.	47,000	1,054,383
Capcom Co., Ltd.	37,600	1,009,042
Careerlink Co., Ltd.	700	9,491
Carenet, Inc.	2,800	30,670
Carlit Holdings Co., Ltd.	8,000	53,251
Carta Holdings, Inc.	3,600	77,099
Casa, Inc.	2,700	21,501
Casio Computer Co., Ltd.	27,600	388,736
Cawachi, Ltd.	5,600	108,980
CDS Co., Ltd.	1,300	17,603
CE Holdings Co., Ltd.	5,000	23,635
*CellSource Co., Ltd.	1,800	101,662
Central Glass Co., Ltd.	17,100	317,030
Central Japan Railway Co.	6,400	948,564
Central Security Patrols Co., Ltd.	3,500	83,767
Central Sports Co., Ltd.	3,500	74,497
Charm Care Corp. KK	5,000	74,852
Chiba Bank, Ltd. (The)	81,900	507,094
Chiba Kogyo Bank, Ltd. (The)	20,700	49,016
Chilled & Frozen Logistics Holdings Co., Ltd.	9,800	144,733
Chino Corp.	3,000	36,939
Chiyoda Co., Ltd.	6,800	45,562
Chori Co., Ltd.	4,400	69,999
Chubu Electric Power Co., Inc.	44,500	460,123
Chubu Shiryo Co., Ltd.	9,500	90,647

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Chuetsu Pulp & Paper Co., Ltd.	11,700	$120,463
Chugai Pharmaceutical Co., Ltd.	22,100	823,141
Chugai Ro Co., Ltd.	2,700	41,225
Chugoku Bank, Ltd. (The)	56,500	409,287
Chugoku Electric Power Co., Inc. (The)	55,500	459,965
Chugoku Marine Paints, Ltd.	19,700	151,864
Chukyo Bank, Ltd. (The)	4,300	49,703
CI Takiron Corp.	19,000	100,978
Citizen Watch Co., Ltd.	119,300	517,900
CK-San-Etsu Co., Ltd.	2,100	62,986
Cleanup Corp.	9,900	48,187
CMIC Holdings Co., Ltd.	7,700	99,943
CMK Corp.	21,000	78,641
Coca-Cola Bottlers Japan Holdings, Inc.	37,813	518,654
Computer Engineering & Consulting, Ltd.	12,800	151,882
COMSYS Holdings Corp.	18,000	445,166
Comture Corp.	8,200	221,495
Concordia Financial Group, Ltd.	364,524	1,448,186
CONEXIO Corp.	12,800	163,445
Core Corp.	2,800	39,290
Cosel Co., Ltd.	7,600	61,720
Cosmo Energy Holdings Co., Ltd.	32,900	673,148
Cosmos Initia Co., Ltd.	2,200	7,949
Cosmos Pharmaceutical Corp.	4,200	639,807
Cota Co., Ltd.	400	5,543
CRE, Inc.	4,800	75,015
Create Medic Co., Ltd.	2,900	25,102
Create Restaurants Holdings, Inc.	28,000	192,274
Create SD Holdings Co., Ltd.	13,600	417,452
Creek & River Co., Ltd.	3,500	60,438
Cresco, Ltd.	4,000	73,002
CTI Engineering Co., Ltd.	7,100	170,051
CTS Co., Ltd.	10,400	72,510
CyberAgent, Inc.	72,000	1,199,737
Cybernet Systems Co., Ltd.	6,500	36,198
Cybozu, Inc.	6,300	149,233
Dai Nippon Printing Co., Ltd.	31,500	776,277
Dai Nippon Toryo Co., Ltd.	11,300	85,822
Daibiru Corp.	10,500	145,402
Daicel Corp.	125,900	942,939
Dai-Dan Co., Ltd.	3,400	71,414
Daido Kogyo Co., Ltd.	3,210	28,771
Daido Metal Co., Ltd.	20,900	111,809
Daido Steel Co., Ltd.	9,800	375,155
Daifuku Co., Ltd.	11,100	1,017,277
Daihatsu Diesel Manufacturing Co., Ltd.	7,200	37,255
Daihen Corp.	9,000	374,523
Daiho Corp.	5,400	181,618
DAI-Ichi Cutter Kogyo KK	2,900	36,039
Daiichi Jitsugyo Co., Ltd.	4,000	185,573
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	13,200	164,153
Dai-ichi Life Holdings, Inc.	65,100	1,371,082
Daiichi Sankyo Co., Ltd.	10,200	256,465
Daiichikosho Co., Ltd.	13,300	481,728
Daiken Corp.	6,500	141,658
Daiken Medical Co., Ltd.	4,400	22,227

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Daiki Aluminium Industry Co., Ltd.	17,800	$258,356
Daikin Industries, Ltd.	16,000	3,492,567
Daikoku Denki Co., Ltd.	2,900	30,799
Daikokutenbussan Co., Ltd.	3,100	176,172
Daikyonishikawa Corp.	24,300	145,342
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	115,282
Daio Paper Corp.	38,300	671,447
Daiohs Corp.	2,300	20,615
Daiseki Co., Ltd.	12,260	570,933
Daiseki Eco. Solution Co., Ltd.	3,240	49,925
Daishi Hokuetsu Financial Group, Inc.	16,150	361,171
Daishinku Corp.	11,600	102,749
Daisue Construction Co., Ltd.	3,600	27,783
Daito Bank, Ltd. (The)	4,200	24,900
Daito Pharmaceutical Co., Ltd.	8,180	229,564
Daito Trust Construction Co., Ltd.	12,300	1,523,140
Daitron Co., Ltd.	3,600	71,479
Daiwa House Industry Co., Ltd.	109,000	3,585,696
Daiwa Securities Group, Inc.	199,100	1,115,239
Daiwabo Holdings Co., Ltd.	57,600	1,009,800
DATA HORIZON Co., Ltd.	900	17,917
DCM Holdings Co., Ltd.	51,200	497,968
Dear Life Co., Ltd.	11,100	55,683
Denka Co., Ltd.	42,500	1,390,265
Densan System Holdings Co., Ltd.	1,100	24,774
Denso Corp.	19,600	1,413,469
Dentsu Group, Inc.	28,100	1,027,643
Denyo Co., Ltd.	5,600	96,947
Dexerials Corp.	37,800	761,801
DIC Corp.	40,900	1,081,460
Digital Arts, Inc.	4,400	357,325
Digital Garage, Inc.	5,400	250,998
Digital Hearts Holdings Co., Ltd.	5,100	80,911
Digital Holdings, Inc.	7,800	119,232
Digital Information Technologies Corp.	3,200	48,242
Dip Corp.	12,300	441,193
Disco Corp.	1,900	509,888
DKK-Toa Corp.	3,200	23,630
DKS Co., Ltd.	5,300	160,360
DMG Mori Co., Ltd.	45,300	776,685
Double Standard, Inc.	2,000	64,284
Doutor Nichires Holdings Co., Ltd.	10,200	145,989
Dowa Holdings Co., Ltd.	33,200	1,381,574
*Dream Incubator, Inc.	1,200	8,388
#*Drecom Co., Ltd.	2,400	10,840
DTS Corp.	18,800	415,818
Duskin Co., Ltd.	10,400	249,728
Dvx, Inc.	2,900	29,299
Dynic Corp.	2,100	13,960
Eagle Industry Co., Ltd.	14,900	158,637
Earth Corp.	3,400	208,130
East Japan Railway Co.	16,000	994,589
Ebara Corp.	36,400	1,979,215
Ebara Foods Industry, Inc.	2,400	53,294
Ebara Jitsugyo Co., Ltd.	4,700	118,299

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Ebase Co., Ltd.	7,200	$47,863
*ebook Initiative Japan Co., Ltd.	1,200	50,147
Eco’s Co., Ltd.	4,300	70,934
EDION Corp.	49,300	466,950
#EF-ON, INC.	10,080	73,550
eGuarantee, Inc.	9,100	202,071
E-Guardian, Inc.	2,900	79,351
Ehime Bank, Ltd. (The)	13,100	88,233
Eidai Co., Ltd.	16,800	43,022
Eiken Chemical Co., Ltd.	4,300	72,028
Eisai Co., Ltd.	14,100	992,596
Eizo Corp.	6,600	251,787
Elan Corp.	9,800	105,714
Elecom Co., Ltd.	20,300	309,774
Electric Power Development Co., Ltd.	29,100	383,321
Elematec Corp.	8,004	79,671
EM Systems Co., Ltd.	2,400	15,849
en Japan, Inc.	13,100	518,141
Endo Lighting Corp.	8,800	81,189
ENEOS Holdings, Inc.	333,968	1,346,123
Enigmo, Inc.	8,600	81,305
Enomoto Co., Ltd.	2,700	41,770
Enshu, Ltd.	1,800	10,387
Entrust, Inc.	2,400	16,291
EPCO Co., Ltd.	800	5,865
eRex Co., Ltd.	8,600	196,399
ES-Con Japan, Ltd.	14,300	102,586
Escrow Agent Japan, Inc.	6,800	12,106
Eslead Corp.	3,600	53,167
ESPEC Corp.	6,300	127,298
Exedy Corp.	15,500	230,138
EXEO Group, Inc.	30,074	693,133
Ezaki Glico Co., Ltd.	10,500	380,311
F&M Co., Ltd.	1,800	31,335
FALCO HOLDINGS Co., Ltd.	1,800	26,789
Fancl Corp.	15,000	452,532
FANUC Corp.	1,500	293,488
Fast Retailing Co., Ltd.	4,500	2,980,004
FCC Co., Ltd.	28,600	395,045
*FDK Corp.	5,200	46,835
Feed One Co., Ltd.	15,196	99,819
Ferrotec Holdings Corp.	18,200	606,534
#*FFRI Security, Inc.	1,000	14,348
FIDEA Holdings Co., Ltd.	7,600	78,516
FINDEX, Inc.	4,200	34,403
First Bank of Toyama, Ltd. (The)	21,100	53,108
First Brothers Co., Ltd.	2,700	24,460
First Juken Co., Ltd.	3,300	35,337
First-corp., Inc.	1,800	12,550
Fixstars Corp.	6,000	40,833
FJ Next Holdings Co., Ltd.	9,100	80,765
Focus Systems Corp.	1,500	13,339
Forval Corp.	3,700	37,544
Foster Electric Co., Ltd.	8,800	62,513
FP Corp.	19,400	657,584
France Bed Holdings Co., Ltd.	14,300	112,870

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Freebit Co., Ltd.	5,200	$60,243
Freund Corp.	2,400	17,596
F-Tech, Inc.	9,500	52,988
FTGroup Co., Ltd.	4,600	49,943
Fudo Tetra Corp.	10,550	167,560
Fuji Co., Ltd.	8,900	156,496
Fuji Corp.	6,800	71,504
Fuji Corp.	22,200	514,966
Fuji Corp., Ltd.	11,200	67,578
Fuji Die Co., Ltd.	3,700	20,995
Fuji Electric Co., Ltd.	28,100	1,367,726
Fuji Furukawa Engineering & Construction Co., Ltd.	1,600	37,395
Fuji Kyuko Co., Ltd.	7,200	289,200
Fuji Oil Co., Ltd.	21,300	50,436
Fuji Oil Holdings, Inc.	21,900	513,385
Fuji Pharma Co., Ltd.	9,700	93,406
Fuji Seal International, Inc.	21,400	468,632
Fuji Soft, Inc.	4,800	243,315
Fujibo Holdings, Inc.	5,100	184,052
Fujicco Co., Ltd.	6,500	108,937
FUJIFILM Holdings Corp.	15,800	1,219,520
Fujikura Composites, Inc.	6,800	47,470
Fujikura Kasei Co., Ltd.	10,700	49,172
*Fujikura, Ltd.	164,200	881,301
Fujimak Corp.	1,400	9,614
Fujimori Kogyo Co., Ltd.	8,900	364,118
Fujisash Co., Ltd.	38,500	25,999
Fujitec Co., Ltd.	5,000	113,089
Fujitsu General, Ltd.	11,300	277,087
Fujitsu, Ltd.	21,350	3,674,578
Fujiya Co., Ltd.	3,700	76,417
Fukoku Co., Ltd.	6,500	56,378
Fukuda Corp.	2,900	117,628
Fukuda Denshi Co., Ltd.	1,900	159,632
Fukui Bank, Ltd. (The)	8,800	113,603
Fukui Computer Holdings, Inc.	3,600	129,445
Fukuoka Financial Group, Inc.	52,880	949,312
Fukushima Galilei Co., Ltd.	5,100	202,166
Fukuyama Transporting Co., Ltd.	9,900	393,308
FULLCAST Holdings Co., Ltd.	6,800	158,095
Funai Soken Holdings, Inc.	11,560	319,858
Furukawa Battery Co., Ltd. (The)	7,400	102,799
Furukawa Co., Ltd.	14,700	162,180
Furukawa Electric Co., Ltd.	29,700	647,787
Furuno Electric Co., Ltd.	9,500	101,144
Furyu Corp.	7,700	111,423
Fuso Chemical Co., Ltd.	11,800	540,197
Fuso Pharmaceutical Industries, Ltd.	3,000	66,722
Futaba Industrial Co., Ltd.	37,100	144,788
Future Corp.	15,100	440,320
G-7 Holdings, Inc.	16,100	293,690
Gakken Holdings Co., Ltd.	11,400	111,376
Gakkyusha Co., Ltd.	2,400	29,446
Gecoss Corp.	7,400	55,812
Genki Sushi Co., Ltd.	1,800	42,528

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Genky DrugStores Co., Ltd.	4,900	235,492
Geo Holdings Corp.	20,300	215,240
*Geostr Corp.	6,900	21,724
Giken, Ltd.	1,400	53,287
GL Sciences, Inc.	2,400	57,356
GLOBERIDE, Inc.	12,400	447,498
Glory, Ltd.	24,400	523,415
Glosel Co., Ltd.	4,200	15,249
GMO Financial Holdings, Inc.	15,300	116,738
GMO GlobalSign Holdings KK	1,300	53,414
GMO Internet, Inc.	19,000	522,385
GMO Payment Gateway, Inc.	7,600	962,456
Godo Steel, Ltd.	4,400	58,036
Goldwin, Inc.	5,600	337,400
Golf Digest Online, Inc.	6,700	76,328
Good Com Asset Co., Ltd.	3,600	43,001
Grace Technology, Inc.	1,800	16,433
Grandy House Corp.	7,600	32,326
gremz, Inc.	1,200	27,604
GS Yuasa Corp.	42,400	919,953
GSI Creos Corp.	3,800	32,859
G-Tekt Corp.	14,900	185,033
#Gumi, Inc.	12,600	100,667
Gunma Bank, Ltd. (The)	149,600	461,821
Gunze, Ltd.	6,400	246,121
H.U. Group Holdings, Inc.	30,100	740,456
H2O Retailing Corp.	39,625	315,193
HABA Laboratories, Inc.	1,500	40,254
Hachijuni Bank, Ltd. (The)	176,400	589,418
Hagihara Industries, Inc.	3,600	47,358
Hagiwara Electric Holdings Co., Ltd.	3,200	60,366
Hakudo Co., Ltd.	5,000	126,507
Hakuhodo DY Holdings, Inc.	41,500	676,229
Hakuto Co., Ltd.	6,600	112,349
Halows Co., Ltd.	5,200	127,418
Hamakyorex Co., Ltd.	10,300	284,543
Hamamatsu Photonics KK	8,600	508,345
Handsman Co., Ltd.	1,000	15,347
Hankyu Hanshin Holdings, Inc.	35,300	1,091,274
Hanwa Co., Ltd.	14,200	424,039
Happinet Corp.	5,000	65,731
Harada Industry Co., Ltd.	4,200	37,202
Hard Off Corp. Co., Ltd.	3,900	26,439
Harima Chemicals Group, Inc.	6,500	49,765
Haruyama Holdings, Inc.	4,000	20,241
Haseko Corp.	147,300	1,913,188
Hayashikane Sangyo Co., Ltd.	3,600	18,312
Hazama Ando Corp.	112,220	757,811
Heiwa Corp.	22,000	391,283
Heiwa Real Estate Co., Ltd.	10,100	317,992
Heiwado Co., Ltd.	15,800	272,560
Helios Techno Holding Co., Ltd.	12,400	33,712
*Hennge KK	400	19,680
Hikari Tsushin, Inc.	3,800	584,872
Himaraya Co., Ltd.	1,300	12,017
Hino Motors, Ltd.	97,000	915,343

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Hinokiya Group Co., Ltd.	1,400	$28,178
Hioki EE Corp.	600	41,728
Hirakawa Hewtech Corp.	5,200	56,458
Hirata Corp.	900	54,541
Hirogin Holdings, Inc.	94,100	517,437
Hirose Electric Co., Ltd.	735	122,409
Hiroshima Gas Co., Ltd.	14,400	47,232
Hisamitsu Pharmaceutical Co., Inc.	5,200	176,488
Hitachi Construction Machinery Co., Ltd.	27,400	871,081
Hitachi Metals, Ltd.	19,610	370,961
Hitachi Transport System, Ltd.	20,000	785,793
Hitachi Zosen Corp.	105,100	820,338
Hitachi, Ltd.	131,700	7,569,935
Hito Communications Holdings, Inc.	3,400	65,451
Hochiki Corp.	6,300	69,119
Hodogaya Chemical Co., Ltd.	2,800	118,851
Hogy Medical Co., Ltd.	7,400	202,157
Hokkaido Electric Power Co., Inc.	62,900	260,923
Hokkaido Gas Co., Ltd.	4,400	58,885
Hokkan Holdings, Ltd.	4,700	62,364
*Hokko Chemical Industry Co., Ltd.	9,200	80,603
Hokkoku Financial Holdings, Inc.	10,700	186,271
Hokuetsu Corp.	66,900	440,035
Hokuetsu Industries Co., Ltd.	13,700	116,304
Hokuhoku Financial Group, Inc.	53,600	383,579
Hokuriku Electric Industry Co., Ltd.	4,100	37,180
Hokuriku Electric Power Co.	52,300	248,600
Hokuto Corp.	11,800	203,557
Honda Motor Co., Ltd. , Sponsored ADR	41,106	1,215,915
Honda Motor Co., Ltd.	108,300	3,180,852
Honda Tsushin Kogyo Co., Ltd.	6,500	25,937
H-One Co., Ltd.	10,200	67,180
*Honeys Holdings Co., Ltd.	5,900	54,330
Hoosiers Holdings	16,300	100,209
Horiba, Ltd.	12,300	802,561
Hoshizaki Corp.	400	33,536
Hosokawa Micron Corp.	5,600	154,212
Hotland Co., Ltd.	2,900	34,640
House Foods Group, Inc.	6,600	188,985
Howa Machinery, Ltd.	6,400	45,408
Hoya Corp.	32,800	4,811,050
*HPC Systems, Inc.	800	27,748
Hulic Co., Ltd.	28,796	276,027
Hyakugo Bank, Ltd. (The)	107,200	310,248
Hyakujushi Bank, Ltd. (The)	10,300	133,058
Ibiden Co., Ltd.	14,900	889,884
IBJ, Inc.	8,000	76,545
Ichibanya Co., Ltd.	1,800	72,695
Ichigo, Inc.	129,300	385,547
Ichiken Co., Ltd.	3,500	58,965
Ichikoh Industries, Ltd.	24,000	118,711
Ichinen Holdings Co., Ltd.	13,300	162,714
Ichiyoshi Securities Co., Ltd.	15,300	87,218
ID Holdings Corp.	6,700	55,175
Idec Corp.	13,500	284,740

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Idemitsu Kosan Co., Ltd.	40,341	$1,102,058
IDOM, Inc.	47,900	326,825
Ihara Science Corp.	3,600	66,333
IHI Corp.	85,100	1,980,753
Iida Group Holdings Co., Ltd.	20,116	494,498
Iino Kaiun Kaisha, Ltd.	61,400	294,548
IJTT Co., Ltd.	10,900	56,400
Ikegami Tsushinki Co., Ltd.	3,300	22,198
IMAGICA GROUP, Inc.	6,000	30,520
Imasen Electric Industrial	2,200	13,679
*Impact HD, Inc.	800	28,099
Imuraya Group Co., Ltd.	1,500	30,888
Inaba Denki Sangyo Co., Ltd.	12,000	286,884
Inaba Seisakusho Co., Ltd.	4,100	48,039
Inabata & Co., Ltd.	17,100	252,695
Inageya Co., Ltd.	11,000	132,646
Ines Corp.	8,100	117,993
I-Net Corp.	7,230	83,761
Infocom Corp.	12,200	233,461
Infomart Corp.	75,500	734,970
Information Services International-Dentsu, Ltd.	11,000	383,469
INFRONEER Holdings, Inc.	104,004	861,037
Innotech Corp.	5,100	63,825
Inpex Corp.	245,500	2,049,691
Insource Co., Ltd.	3,600	71,826
Intage Holdings, Inc.	18,700	314,878
Intelligent Wave, Inc.	1,900	9,798
Internet Initiative Japan, Inc.	28,000	973,646
I-O Data Device, Inc.	4,000	31,818
I-PEX, Inc.	5,300	95,286
IPS, Inc.	900	14,223
IR Japan Holdings, Ltd.	2,700	248,866
Iriso Electronics Co., Ltd.	1,000	45,604
I’rom Group Co., Ltd.	800	13,786
ISB Corp.	4,000	43,499
Iseki & Co., Ltd.	8,700	125,283
Isetan Mitsukoshi Holdings, Ltd.	94,200	685,692
Ishihara Sangyo Kaisha, Ltd.	16,100	176,920
Ishii Iron Works Co., Ltd.	500	13,155
Ishizuka Glass Co., Ltd.	1,100	20,760
Isolite Insulating Products Co., Ltd.	1,800	13,955
Isuzu Motors, Ltd.	109,800	1,472,346
Itfor, Inc.	13,500	105,016
ITmedia, Inc.	2,600	53,197
Ito En, Ltd.	9,800	651,471
ITOCHU Corp.	201,600	5,731,964
Itochu Enex Co., Ltd.	34,500	303,473
Itochu Techno-Solutions Corp.	17,700	557,273
Itochu-Shokuhin Co., Ltd.	2,100	96,873
Itoham Yonekyu Holdings, Inc.	42,368	257,496
Itoki Corp.	13,300	42,224
#*Itokuro, Inc.	1,300	10,329
IwaiCosmo Holdings, Inc.	6,800	79,674
Iwaki Co., Ltd.	1,300	11,435
Iwasaki Electric Co., Ltd.	3,700	67,818
Iwatani Corp.	22,900	1,345,582

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Iyo Bank, Ltd. (The)	107,943	$527,290
Izumi Co., Ltd.	14,200	429,020
J Front Retailing Co., Ltd.	82,700	762,269
J Trust Co., Ltd.	23,700	123,462
JAC Recruitment Co., Ltd.	7,200	140,937
#Jalux, Inc.	3,000	44,832
Jamco Corp.	3,400	29,281
JANOME Corp.	10,500	68,143
*Japan Airlines Co., Ltd.	40,200	864,110
#*Japan Airport Terminal Co., Ltd.	3,400	167,875
*Japan Asset Marketing Co., Ltd.	40,100	36,926
Japan Aviation Electronics Industry, Ltd.	32,300	533,400
Japan Best Rescue System Co., Ltd.	5,100	51,257
Japan Cash Machine Co., Ltd.	9,600	71,900
*Japan Display, Inc.	578,400	172,467
Japan Electronic Materials Corp.	3,000	50,357
Japan Elevator Service Holdings Co., Ltd.	7,500	162,201
Japan Exchange Group, Inc.	47,900	1,131,494
*Japan Hospice Holdings, Inc.	700	12,217
Japan Investment Adviser Co., Ltd.	4,500	48,976
Japan Lifeline Co., Ltd.	22,600	242,798
Japan Material Co., Ltd.	22,600	313,556
Japan Medical Dynamic Marketing, Inc.	10,700	204,569
Japan Oil Transportation Co., Ltd.	1,600	36,960
Japan Post Holdings Co., Ltd.	92,300	708,288
Japan Post Insurance Co., Ltd.	16,000	259,592
Japan Property Management Center Co., Ltd.	6,000	60,671
Japan Pulp & Paper Co., Ltd.	6,900	232,370
Japan Steel Works, Ltd. (The)	42,000	1,228,415
Japan Tobacco, Inc.	210,500	4,126,926
Japan Transcity Corp.	13,100	69,392
*Japan Wool Textile Co., Ltd. (The)	26,700	212,617
JBCC Holdings, Inc.	4,700	71,597
JCR Pharmaceuticals Co., Ltd.	11,600	284,748
JCU Corp.	14,200	567,253
Jeol, Ltd.	14,500	1,093,620
JFE Holdings, Inc.	63,132	965,043
JFE Systems, Inc.	1,700	28,774
JGC Holdings Corp.	82,100	767,539
*JIG-SAW, Inc.	900	61,565
Jimoto Holdings, Inc.	9,350	53,300
JINS Holdings, Inc.	4,900	308,976
JK Holdings Co., Ltd.	7,000	53,041
J-Lease Co., Ltd.	2,100	42,451
JM Holdings Co., Ltd.	6,300	103,209
JMS Co., Ltd.	6,200	40,454
*Joban Kosan Co., Ltd.	2,100	26,631
J-Oil Mills, Inc.	9,800	157,625
Joshin Denki Co., Ltd.	11,300	234,473
Joyful Honda Co., Ltd.	3,100	42,493
JP-Holdings, Inc.	17,100	37,942
JSB Co., Ltd.	1,300	32,698
JSP Corp.	4,400	59,117
JSR Corp.	16,800	605,551
JTEKT Corp.	86,100	757,363

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Juki Corp.	19,400	$144,277
Juroku Financial Group, Inc.	13,200	239,516
Justsystems Corp.	6,400	328,910
JVCKenwood Corp.	123,900	212,974
Kadokawa Corp.	3,900	206,244
Kaga Electronics Co., Ltd.	8,400	230,213
Kagome Co., Ltd.	9,000	228,108
Kajima Corp.	120,500	1,479,500
Kakaku.com, Inc.	19,300	637,268
Kaken Pharmaceutical Co., Ltd.	15,400	606,411
Kakiyasu Honten Co., Ltd.	2,300	53,836
Kameda Seika Co., Ltd.	4,300	168,003
Kamei Corp.	10,900	110,506
Kamigumi Co., Ltd.	26,800	537,528
Kanaden Corp.	9,000	80,982
Kanagawa Chuo Kotsu Co., Ltd.	3,000	91,690
Kanamic Network Co., Ltd.	7,600	40,325
Kanamoto Co., Ltd.	19,300	411,982
Kandenko Co., Ltd.	39,600	306,312
Kaneka Corp.	17,800	681,403
*Kaneko Seeds Co., Ltd.	2,800	36,883
Kanematsu Corp.	49,000	567,244
Kanematsu Electronics, Ltd.	6,200	202,000
Kansai Electric Power Co., Inc. (The)	50,700	465,982
Kansai Paint Co., Ltd.	15,100	348,681
Kansai Super Market, Ltd.	5,400	87,518
Kanto Denka Kogyo Co., Ltd.	36,100	331,477
Kao Corp.	34,100	1,923,237
Kasai Kogyo Co., Ltd.	15,000	44,201
Katakura & Co-op Agri Corp.	1,800	18,659
Katitas Co., Ltd.	12,100	439,855
Kato Sangyo Co., Ltd.	5,300	148,972
Kato Works Co., Ltd.	3,200	23,518
KAWADA TECHNOLOGIES, Inc.	1,900	65,569
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	80,035
Kawasaki Heavy Industries, Ltd.	87,500	1,769,568
Kawasaki Kisen Kaisha, Ltd.	27,900	1,340,864
Kawata Manufacturing Co., Ltd.	1,100	9,232
KDDI Corp.	255,900	7,917,695
KeePer Technical Laboratory Co., Ltd.	6,600	189,274
Keihan Holdings Co., Ltd.	17,900	469,066
Keihanshin Building Co., Ltd.	6,900	85,868
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,900	35,530
Keikyu Corp.	24,300	273,208
Keio Corp.	6,400	322,175
Keisei Electric Railway Co., Ltd.	8,000	256,435
Keiyo Bank, Ltd. (The)	52,800	205,134
Keiyo Co., Ltd.	16,200	117,779
KEL Corp.	1,500	15,878
Kenko Mayonnaise Co., Ltd.	6,200	83,029
*Kewpie Corp.	41,300	903,692
Keyence Corp.	2,808	1,687,139
KFC Holdings Japan, Ltd.	6,000	152,019
KFC, Ltd.	2,200	38,549
KH Neochem Co., Ltd.	15,000	384,389
Kikkoman Corp.	8,600	702,934

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Kimura Chemical Plants Co., Ltd.	2,900	$19,380
Kimura Unity Co., Ltd.	2,800	33,347
Kinki Sharyo Co., Ltd. (The)	2,500	23,526
*Kintetsu Department Store Co., Ltd.	2,100	46,853
*Kintetsu Group Holdings Co., Ltd.	10,800	338,610
Kintetsu World Express, Inc.	22,600	539,903
Kirin Holdings Co., Ltd.	65,640	1,140,389
Ki-Star Real Estate Co., Ltd.	5,200	289,130
Kitagawa Corp.	4,400	60,313
Kita-Nippon Bank, Ltd. (The)	3,100	41,460
Kitano Construction Corp.	1,800	34,129
Kitanotatsujin Corp.	26,100	94,763
Kito Corp.	13,800	190,374
Kitz Corp.	37,400	249,279
Kiyo Bank, Ltd. (The)	27,000	353,764
*KLab, Inc.	16,200	90,075
Koa Corp.	12,300	165,474
Koa Shoji Holdings Co., Ltd.	4,200	24,458
Koatsu Gas Kogyo Co., Ltd.	13,700	92,154
Kobayashi Pharmaceutical Co., Ltd.	700	55,926
Kobe Bussan Co., Ltd.	26,400	906,433
*Kobe Electric Railway Co., Ltd.	1,500	45,187
Kobe Steel, Ltd.	128,620	755,759
Kohnan Shoji Co., Ltd.	16,100	501,956
Kohsoku Corp.	4,000	56,619
Koito Manufacturing Co., Ltd.	16,100	909,309
#Kojima Co., Ltd.	19,400	99,531
Kokusai Co., Ltd.	3,100	18,514
Kokusai Pulp & Paper Co., Ltd.	5,800	18,820
KOMAIHALTEC, Inc.	1,200	17,165
Komatsu Wall Industry Co., Ltd.	3,200	54,444
Komatsu, Ltd.	82,800	2,154,143
KOMEDA Holdings Co., Ltd.	19,100	345,567
Komehyo Holdings Co., Ltd.	3,600	58,629
Komeri Co., Ltd.	19,800	456,689
#Konaka Co., Ltd.	10,000	29,116
Konami Holdings Corp.	14,600	801,544
Kondotec, Inc.	4,000	34,273
Konica Minolta, Inc.	162,700	801,907
Konishi Co., Ltd.	9,900	153,243
Konoike Transport Co., Ltd.	12,500	136,045
Konoshima Chemical Co., Ltd.	4,600	117,879
*Kosaido Holdings Co., Ltd.	5,600	48,523
Kose Corp.	3,900	451,138
Krosaki Harima Corp.	2,900	119,535
*KRS Corp.	3,200	55,763
K’s Holdings Corp.	79,220	815,648
KU Holdings Co., Ltd.	4,600	43,005
Kubota Corp. , ADR	371	39,716
Kubota Corp.	41,700	885,931
Kumagai Gumi Co., Ltd.	22,600	558,137
Kumiai Chemical Industry Co., Ltd.	19,170	142,399
Kurabo Industries, Ltd.	7,600	126,172
Kuraray Co., Ltd.	188,400	1,701,837
Kureha Corp.	8,900	576,032

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Kurimoto, Ltd.	3,400	$48,424
Kurita Water Industries, Ltd.	22,500	1,105,021
Kuriyama Holdings Corp.	8,400	73,152
Kusuri no Aoki Holdings Co., Ltd.	6,300	418,250
KYB Corp.	11,000	293,269
Kyoden Co., Ltd.	11,300	52,524
Kyodo Printing Co., Ltd.	2,600	59,559
Kyoei Steel, Ltd.	9,400	115,743
Kyokuto Boeki Kaisha, Ltd.	2,700	61,708
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,300	154,003
Kyokuto Securities Co., Ltd.	10,000	66,740
Kyokuyo Co., Ltd.	2,400	64,196
KYORIN Holdings, Inc.	10,700	163,843
Kyoritsu Printing Co., Ltd.	13,500	20,009
Kyosan Electric Manufacturing Co., Ltd.	14,700	61,752
Kyowa Electronic Instruments Co., Ltd.	7,400	26,414
Kyowa Kirin Co., Ltd.	1,600	52,480
Kyowa Leather Cloth Co., Ltd.	5,300	31,700
Kyudenko Corp.	24,000	759,833
Kyushu Electric Power Co., Inc.	80,400	566,202
Kyushu Financial Group, Inc.	176,650	593,352
Kyushu Railway Co	18,900	422,007
LAC Co., Ltd.	4,700	32,810
Lacto Japan Co., Ltd.	2,200	51,611
#*Laox Co., Ltd.	5,400	8,856
Lasertec Corp.	13,100	2,875,624
Lawson, Inc.	20,700	1,000,281
LEC, Inc.	14,000	127,691
Life Corp.	9,300	304,631
LIFULL Co., Ltd.	2,800	8,766
LIKE, Inc.	2,500	38,939
Linical Co., Ltd.	5,500	38,636
Link And Motivation, Inc.	11,500	121,127
Lintec Corp.	17,700	394,592
Lion Corp.	38,500	639,838
LITALICO, Inc.	5,000	150,186
Lixil Corp.	47,200	1,210,373
Loadstar Capital KK	1,200	9,587
#Locondo, Inc.	1,500	17,391
Lonseal Corp.	400	5,269
Look Holdings, Inc.	3,000	36,282
*M&A Capital Partners Co., Ltd.	5,200	292,322
M3, Inc.	24,000	1,411,901
Mabuchi Motor Co., Ltd.	6,600	226,898
Macnica Fuji Electronics Holdings, Inc.	20,050	469,665
Macromill, Inc.	20,600	145,252
Maeda Kosen Co., Ltd.	12,000	346,766
*Maezawa Industries, Inc.	6,000	34,940
Makino Milling Machine Co., Ltd.	9,400	337,584
Makita Corp.	3,000	138,470
*Management Solutions Co., Ltd.	1,400	41,745
Mani, Inc.	5,100	86,770
MarkLines Co., Ltd.	3,500	98,838
Marubeni Corp.	138,600	1,168,361
Marubun Corp.	8,900	62,364
Marudai Food Co., Ltd.	8,500	126,205

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Marufuji Sheet Piling Co., Ltd.	300	$5,280
Maruha Nichiro Corp.	26,500	596,816
Marui Group Co., Ltd.	34,300	670,508
MARUKA FURUSATO Corp.	6,470	114,165
Marusan Securities Co., Ltd.	23,100	121,350
Maruwa Co., Ltd./Aichi	4,100	457,014
Maruwa Unyu Kikan Co., Ltd.	20,800	290,406
Maruyama Manufacturing Co., Inc.	1,400	18,699
Maruzen CHI Holdings Co., Ltd.	6,600	21,648
Maruzen Showa Unyu Co., Ltd.	5,300	161,289
Marvelous, Inc.	15,500	98,145
Matching Service Japan Co., Ltd.	1,600	14,004
Matsuda Sangyo Co., Ltd.	4,800	142,706
Matsui Securities Co., Ltd.	24,900	178,411
MatsukiyoCocokara & Co	28,930	1,276,193
Matsuoka Corp.	700	8,404
Matsuyafoods Holdings Co., Ltd.	3,600	114,922
Max Co., Ltd.	2,600	41,272
Maxell, Ltd.	20,700	248,164
Maxvalu Nishinihon Co., Ltd.	1,900	31,043
Maxvalu Tokai Co., Ltd.	4,000	91,559
Mazda Motor Corp.	96,400	861,492
McDonald’s Holdings Co. Japan, Ltd.	1,300	58,031
MCJ Co., Ltd.	40,300	452,745
Mebuki Financial Group, Inc.	335,490	685,544
MEC Co., Ltd.	800	21,890
Media Do Co., Ltd.	2,500	93,401
Medical Data Vision Co., Ltd.	6,700	85,964
Medical System Network Co., Ltd.	16,100	103,921
Medipal Holdings Corp.	43,100	776,764
Medius Holdings Co., Ltd.	2,100	16,410
#*MedPeer, Inc.	2,700	80,509
Megachips Corp.	1,900	59,820
Megmilk Snow Brand Co., Ltd.	21,600	417,698
Meidensha Corp.	20,400	427,769
Meiji Electric Industries Co., Ltd.	2,100	24,642
MEIJI Holdings Co., Ltd.	26,574	1,675,659
Meiji Shipping Co., Ltd.	7,600	52,655
Meiko Electronics Co., Ltd.	18,000	496,470
Meisei Industrial Co., Ltd.	11,700	69,466
Meitec Corp.	10,600	634,001
Meiwa Corp.	10,000	72,528
Meiwa Estate Co., Ltd.	4,600	24,810
Members Co., Ltd.	600	18,180
Menicon Co., Ltd.	26,200	983,433
Mercuria Holdings Co., Ltd.	3,900	25,208
Mesco, Inc.	1,800	15,786
METAWATER Co., Ltd.	9,400	158,528
Michinoku Bank, Ltd. (The)	8,200	62,997
Micronics Japan Co., Ltd.	7,400	97,542
Midac Holdings Co., Ltd.	1,000	47,358
Mie Kotsu Group Holdings, Inc.	30,000	130,761
Mikuni Corp.	11,600	32,046
Milbon Co., Ltd.	6,992	416,975
MIMAKI ENGINEERING Co., Ltd.	6,200	50,459

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
*Mimasu Semiconductor Industry Co., Ltd.	11,500	$251,028
MINEBEA MITSUMI, Inc.	85,975	2,167,754
Ministop Co., Ltd.	9,400	114,342
Minkabu The Infonoid, Inc.	2,000	59,899
Mirai Industry Co., Ltd.	1,400	20,750
Mirait Holdings Corp.	35,190	673,710
Miroku Jyoho Service Co., Ltd.	6,800	106,927
MISUMI Group, Inc.	16,800	701,320
Mitani Corp.	14,800	228,701
Mitani Sangyo Co., Ltd.	12,500	41,767
Mitani Sekisan Co., Ltd.	1,200	76,089
Mito Securities Co., Ltd.	17,500	45,275
Mitsuba Corp.	26,700	148,691
Mitsubishi Chemical Holdings Corp.	445,200	3,680,684
Mitsubishi Corp.	82,300	2,607,039
Mitsubishi Electric Corp.	106,100	1,419,009
Mitsubishi Estate Co., Ltd.	41,500	628,915
Mitsubishi Gas Chemical Co., Inc.	44,400	892,867
Mitsubishi Heavy Industries, Ltd.	62,050	1,583,016
Mitsubishi Kakoki Kaisha, Ltd.	2,100	43,188
Mitsubishi Logisnext Co., Ltd.	17,600	161,144
Mitsubishi Logistics Corp.	14,000	390,441
Mitsubishi Materials Corp.	36,700	710,022
Mitsubishi Motors Corp.	159,700	508,407
Mitsubishi Paper Mills, Ltd.	14,500	45,652
Mitsubishi Research Institute, Inc.	1,500	55,777
Mitsubishi Shokuhin Co., Ltd.	5,100	130,827
Mitsubishi Steel Manufacturing Co., Ltd.	5,200	52,490
Mitsubishi UFJ Financial Group, Inc.	692,400	3,780,039
#*Mitsubishi UFJ Financial Group, Inc. , Sponsored ADR	248,988	1,371,924
Mitsui Chemicals, Inc.	48,397	1,434,614
Mitsui DM Sugar Holdings Co., Ltd.	6,700	118,870
*Mitsui E&S Holdings Co., Ltd.	46,500	235,711
Mitsui Fudosan Co., Ltd.	48,200	1,098,423
Mitsui High-Tec, Inc.	3,200	246,963
Mitsui Matsushima Holdings Co., Ltd.	5,600	72,538
Mitsui Mining & Smelting Co., Ltd.	37,600	1,074,992
Mitsui OSK Lines, Ltd.	33,482	2,102,443
Mitsui-Soko Holdings Co., Ltd.	14,000	280,061
Miura Co., Ltd.	1,000	38,281
Miyaji Engineering Group, Inc.	3,600	84,329
Miyazaki Bank, Ltd. (The)	6,200	111,576
Miyoshi Oil & Fat Co., Ltd.	3,300	38,578
Mizuho Financial Group, Inc.	149,635	1,975,011
Mizuho Medy Co., Ltd.	1,100	25,285
Mizuno Corp.	6,800	157,558
*Mobile Factory, Inc.	2,000	19,171
Mochida Pharmaceutical Co., Ltd.	3,200	92,892
Modec, Inc.	6,600	113,449
Molitec Steel Co., Ltd.	2,700	10,135
Monex Group, Inc.	83,300	539,140
*Money Forward, Inc.	900	60,934
Monogatari Corp. (The)	4,800	298,461
MonotaRO Co., Ltd.	43,200	977,470
MORESCO Corp.	3,400	35,722
Morinaga & Co., Ltd.	22,300	786,196

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Morinaga Milk Industry Co., Ltd.	21,700	$1,271,265
Moriroku Holdings Co., Ltd.	1,500	25,665
Morita Holdings Corp.	10,400	130,428
*Morito Co., Ltd.	7,000	41,868
Morningstar Japan KK	6,800	30,891
Morozoff, Ltd.	900	42,149
Mory Industries, Inc.	2,300	54,542
MrMax Holdings, Ltd.	14,600	76,057
MS&AD Insurance Group Holdings, Inc.	29,813	963,742
MTG Co., Ltd.	5,400	72,316
MTI, Ltd.	13,100	83,523
Mugen Estate Co., Ltd.	6,400	27,503
m-up Holdings, Inc.	800	27,257
Murata Manufacturing Co., Ltd.	57,639	4,374,043
Musashi Seimitsu Industry Co., Ltd.	35,700	668,132
Musashino Bank, Ltd. (The)	11,800	184,826
Nabtesco Corp.	33,200	1,074,396
NAC Co., Ltd.	8,800	75,633
*Nachi-Fujikoshi Corp.	10,700	403,977
Nadex Co., Ltd.	500	3,442
Nafco Co., Ltd.	4,300	64,938
Nagano Bank, Ltd. (The)	3,600	34,035
Nagano Keiki Co., Ltd.	4,800	55,104
Nagase & Co., Ltd.	40,400	680,980
Nagatanien Holdings Co., Ltd.	5,200	95,039
Nagawa Co., Ltd.	1,600	151,265
Nagoya Railroad Co., Ltd.	25,700	423,281
Naigai Trans Line, Ltd.	1,700	32,740
Nakabayashi Co., Ltd.	9,900	49,663
Nakamoto Packs Co., Ltd.	3,000	45,832
Nakamuraya Co., Ltd.	1,191	39,065
Nakanishi, Inc.	10,100	233,843
Nakayama Steel Works, Ltd.	9,500	35,992
Nakayamafuku Co., Ltd.	2,200	7,814
Nankai Electric Railway Co., Ltd.	16,100	318,399
Nanto Bank, Ltd. (The)	15,300	263,129
Narasaki Sangyo Co., Ltd.	1,200	21,927
Natori Co., Ltd.	3,500	59,395
NEC Corp.	43,200	2,204,990
NEC Networks & System Integration Corp.	14,700	235,793
NEOJAPAN, Inc.	500	5,753
NET One Systems Co., Ltd.	28,700	937,579
Neturen Co., Ltd.	14,800	78,916
New Japan Chemical Co., Ltd.	8,500	23,109
Nexon Co., Ltd.	14,400	243,862
Nextage Co., Ltd.	10,700	195,091
NGK Insulators, Ltd.	43,000	713,493
NGK Spark Plug Co., Ltd.	94,000	1,493,778
NH Foods, Ltd.	30,200	1,060,741
NHK Spring Co., Ltd.	89,700	674,176
Nicca Chemical Co., Ltd.	1,900	15,813
Nice Corp.	2,400	39,865
Nichias Corp.	38,800	946,989
Nichiban Co., Ltd.	2,500	40,539
Nichicon Corp.	25,400	239,465

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Nichiden Corp.	5,800	$116,381
Nichiha Corp.	13,700	392,888
Nichi-iko Pharmaceutical Co., Ltd.	23,600	178,617
Nichimo Co., Ltd.	700	11,726
Nichirei Corp.	48,100	1,172,708
Nichirin Co., Ltd.	5,330	85,074
Nidec Corp.	11,436	1,260,693
Nidec Corp. , Sponsored ADR	10,124	280,536
Nifco, Inc.	29,700	944,201
Nihon Chouzai Co., Ltd.	8,720	125,342
Nihon Denkei Co., Ltd.	2,400	39,234
Nihon Flush Co., Ltd.	4,600	43,529
Nihon House Holdings Co., Ltd.	21,800	73,033
Nihon Kohden Corp.	22,300	708,945
Nihon M&A Center Holdings, Inc.	53,400	1,632,089
Nihon Nohyaku Co., Ltd.	10,800	50,768
Nihon Parkerizing Co., Ltd.	16,700	165,792
Nihon Plast Co., Ltd.	7,300	40,141
Nihon Tokushu Toryo Co., Ltd.	5,200	45,467
Nihon Unisys, Ltd.	32,500	909,230
*Nihon Yamamura Glass Co., Ltd.	3,300	25,150
*Niitaka Co., Ltd.	2,200	43,566
Nikkato Corp.	3,000	20,759
Nikkiso Co., Ltd.	37,900	334,710
Nikko Co., Ltd.	4,700	27,246
Nikkon Holdings Co., Ltd.	23,900	464,690
Nikon Corp.	81,300	890,539
Nintendo Co., Ltd.	1,700	748,432
Nippi, Inc.	1,200	39,360
Nippn Corp.	20,800	297,521
Nippo Corp.	17,000	600,088
Nippon Aqua Co., Ltd.	4,000	20,276
Nippon Carbide Industries Co., Inc.	3,200	38,728
Nippon Carbon Co., Ltd.	5,900	227,411
Nippon Chemical Industrial Co., Ltd.	3,000	76,825
*Nippon Chemi-Con Corp.	7,800	145,842
Nippon Chemiphar Co., Ltd.	1,200	22,827
Nippon Coke & Engineering Co., Ltd.	81,900	109,176
Nippon Commercial Development Co., Ltd.	5,300	80,319
Nippon Concept Corp.	2,900	44,330
Nippon Concrete Industries Co., Ltd.	17,800	46,676
Nippon Denko Co., Ltd.	54,700	176,057
Nippon Densetsu Kogyo Co., Ltd.	14,800	227,792
Nippon Dry-Chemical Co., Ltd.	2,800	50,021
Nippon Electric Glass Co., Ltd.	34,400	875,499
Nippon Express Co., Ltd.	22,800	1,423,688
*Nippon Filcon Co., Ltd./Tokyo	5,200	24,945
Nippon Gas Co., Ltd.	66,200	818,029
Nippon Kayaku Co., Ltd.	37,300	392,218
Nippon Kodoshi Corp.	3,900	112,015
Nippon Koei Co., Ltd.	6,300	190,616
Nippon Light Metal Holdings Co., Ltd.	35,900	594,109
Nippon Paint Holdings Co., Ltd.	17,500	187,086
Nippon Paper Industries Co., Ltd.	64,400	657,979
Nippon Parking Development Co., Ltd.	90,100	113,786
Nippon Pillar Packing Co., Ltd.	10,000	242,929

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Nippon Piston Ring Co., Ltd.	3,700	$43,060
Nippon Rietec Co., Ltd.	700	9,724
Nippon Road Co., Ltd. (The)	3,100	223,749
Nippon Sanso Holdings Corp.	30,900	727,617
Nippon Seisen Co., Ltd.	1,400	57,461
Nippon Sharyo, Ltd.	4,700	86,560
Nippon Sheet Glass Co., Ltd.	17,300	96,343
Nippon Shinyaku Co., Ltd.	3,800	303,600
Nippon Shokubai Co., Ltd.	8,100	421,960
Nippon Signal Co., Ltd.	17,100	147,418
Nippon Soda Co., Ltd.	9,600	287,516
Nippon Steel Corp.	100,778	1,766,764
Nippon Steel Trading Corp.	6,152	277,319
Nippon Suisan Kaisha, Ltd.	210,700	1,195,553
Nippon Systemware Co., Ltd.	4,200	91,717
Nippon Telegraph & Telephone Corp.	68,100	1,903,993
Nippon Thompson Co., Ltd.	24,800	127,235
Nippon Tungsten Co., Ltd.	800	15,877
Nippon Yakin Kogyo Co., Ltd.	8,750	210,491
Nippon Yusen KK	44,900	3,221,066
Nipro Corp.	85,300	864,782
Nishimatsu Construction Co., Ltd.	21,100	607,880
Nishi-Nippon Financial Holdings, Inc.	53,800	313,765
Nishi-Nippon Railroad Co., Ltd.	14,100	345,869
Nishio Rent All Co., Ltd.	12,300	303,010
Nissan Chemical Corp.	20,700	1,149,143
*Nissan Motor Co., Ltd.	215,700	1,092,262
Nissan Tokyo Sales Holdings Co., Ltd.	12,100	26,423
Nissei ASB Machine Co., Ltd.	3,800	123,473
Nissei Plastic Industrial Co., Ltd.	5,800	55,291
Nissha Co., Ltd.	26,400	429,948
Nisshin Oillio Group, Ltd. (The)	8,000	211,883
Nisshin Seifun Group, Inc.	17,830	281,308
Nisshinbo Holdings, Inc.	60,055	462,427
Nissin Corp.	6,100	86,505
Nissin Electric Co., Ltd.	12,200	150,434
Nissin Foods Holdings Co., Ltd.	2,900	221,522
Nisso Corp.	1,400	8,816
Nitori Holdings Co., Ltd.	4,500	823,043
Nitta Gelatin, Inc.	6,300	34,311
Nittan Valve Co., Ltd.	9,600	30,562
Nitto Boseki Co., Ltd.	1,700	54,343
Nitto Denko Corp.	24,000	1,869,064
Nitto Fuji Flour Milling Co., Ltd.	1,400	40,763
Nitto Kogyo Corp.	14,200	210,463
Nitto Seiko Co., Ltd.	11,900	68,358
Nittoc Construction Co., Ltd.	12,900	79,193
Noevir Holdings Co., Ltd.	5,300	258,435
NOF Corp.	13,200	661,013
Nohmi Bosai, Ltd.	6,400	116,802
Nojima Corp.	19,800	432,900
NOK Corp.	25,900	298,466
Nomura Co., Ltd.	27,900	274,045
Nomura Holdings, Inc.	149,100	719,184
*Nomura Holdings, Inc. , Sponsored ADR	102,675	473,332

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Nomura Micro Science Co., Ltd.	600	$25,652
Nomura Real Estate Holdings, Inc.	45,000	1,092,787
Nomura Research Institute, Ltd.	15,079	600,383
Noritake Co., Ltd.	3,800	165,464
Noritsu Koki Co., Ltd.	7,300	151,218
Noritz Corp.	14,100	225,551
North Pacific Bank, Ltd.	113,000	233,879
Nozawa Corp.	3,700	22,585
NS Solutions Corp.	11,300	378,566
NS Tool Co., Ltd.	3,200	42,770
NS United Kaiun Kaisha, Ltd.	5,700	178,711
NSD Co., Ltd.	20,260	384,678
NSK, Ltd.	100,900	676,944
NTN Corp.	248,100	535,256
NTT Data Corp.	79,600	1,593,745
Oat Agrio Co., Ltd.	1,400	26,042
Obara Group, Inc.	6,000	191,800
Obayashi Corp.	178,600	1,500,538
OBIC Business Consultants Co., Ltd.	700	34,440
Obic Co., Ltd.	300	55,225
Odakyu Electric Railway Co., Ltd.	30,400	656,656
Oenon Holdings, Inc.	26,500	87,617
Ogaki Kyoritsu Bank, Ltd. (The)	15,000	248,893
Ohara, Inc.	3,000	36,439
*Ohba Co., Ltd.	4,400	31,333
Ohki Healthcare Holdings Co., Ltd.	1,000	7,946
Ohsho Food Service Corp.	3,500	183,249
Oiles Corp.	9,184	136,038
*Oisix ra daichi, Inc.	2,600	108,538
Oita Bank, Ltd. (The)	13,100	208,290
Oji Holdings Corp.	256,300	1,267,733
Okabe Co., Ltd.	17,100	102,428
Okada Aiyon Corp.	1,200	13,702
Okamoto Industries, Inc.	2,700	94,479
Okamoto Machine Tool Works, Ltd.	2,400	100,294
Okamura Corp.	25,300	332,378
Okasan Securities Group, Inc.	80,400	274,287
Oki Electric Industry Co., Ltd.	64,800	531,357
Okinawa Cellular Telephone Co.	5,100	229,450
Okinawa Electric Power Co., Inc. (The)	13,485	165,332
Okinawa Financial Group, Inc.	9,280	203,546
OKUMA Corp.	9,300	442,061
Okumura Corp.	7,700	198,535
Okura Industrial Co., Ltd.	4,700	86,642
Okuwa Co., Ltd.	15,500	148,441
Olba Healthcare Holdings, Inc.	1,400	19,878
Olympic Group Corp.	4,500	28,296
Olympus Corp.	111,400	2,403,856
Omron Corp.	5,100	486,183
Ono Pharmaceutical Co., Ltd.	8,000	167,367
ONO Sokki Co., Ltd.	2,500	11,423
Onoken Co., Ltd.	7,000	103,135
Onward Holdings Co., Ltd.	42,600	125,904
Open House Co., Ltd.	22,200	1,405,692
Optex Group Co., Ltd.	10,200	129,351
#*Optim Corp.	1,400	21,916

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Optorun Co., Ltd.	2,900	$58,521
Oracle Corp. Japan	3,000	282,833
Organo Corp.	3,300	208,954
Oricon, Inc.	1,300	11,435
Oriental Land Co., Ltd./Japan	4,100	645,069
Oriental Shiraishi Corp.	35,100	82,806
Origin Co., Ltd.	2,000	22,539
Oro Co., Ltd.	1,300	42,868
Osaka Gas Co., Ltd.	25,600	412,204
*Osaka Organic Chemical Industry, Ltd.	7,300	217,992
Osaka Soda Co., Ltd.	7,400	187,426
OSAKA Titanium Technologies Co., Ltd.	5,100	34,977
Osaki Electric Co., Ltd.	15,500	76,260
*OSG Corp.	38,200	634,517
Otsuka Corp.	10,100	496,032
Otsuka Holdings Co., Ltd.	15,400	606,951
OUG Holdings, Inc.	1,000	24,442
Outsourcing, Inc.	48,800	931,276
Ozu Corp.	800	13,471
Pacific Industrial Co., Ltd.	28,700	291,216
Pack Corp. (The)	4,100	108,770
PAL GROUP Holdings Co., Ltd.	14,400	207,744
PALTAC Corp.	7,650	338,136
Pan Pacific International Holdings Corp.	27,800	581,722
Panasonic Corp.	421,344	5,145,552
PAPYLESS Co., Ltd.	2,400	28,962
Paramount Bed Holdings Co., Ltd.	11,700	217,839
Park24 Co., Ltd.	31,800	485,541
Pasco Corp.	2,400	31,888
Pasona Group, Inc.	11,300	314,646
PC Depot Corp.	6,220	24,984
PCI Holdings, Inc.	1,000	9,252
Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	34,142
Penta-Ocean Construction Co., Ltd.	205,800	1,413,211
People Dreams & Technologies Group Co., Ltd.	3,800	65,219
*PeptiDream, Inc.	11,000	265,582
Persol Holdings Co., Ltd.	27,000	722,210
Pickles Corp.	4,800	75,478
Pigeon Corp.	21,400	494,907
Pilot Corp.	13,100	479,079
Plenus Co., Ltd.	2,400	40,770
Pola Orbis Holdings, Inc.	8,500	181,144
Poletowin Pitcrew Holdings, Inc.	19,800	177,987
*Premium Water Holdings, Inc.	700	19,307
Press Kogyo Co., Ltd.	46,100	133,822
#Pressance Corp.	13,500	222,820
Prestige International, Inc.	33,200	226,526
Prima Meat Packers, Ltd.	21,800	510,849
Pronexus, Inc.	6,500	60,425
*Prored Partners Co., Ltd.	1,200	13,818
Pro-Ship, Inc.	1,200	17,175
Proto Corp.	12,200	150,541
PS Mitsubishi Construction Co., Ltd.	19,300	112,051
Punch Industry Co., Ltd.	11,100	56,559
*QB Net Holdings Co., Ltd.	2,800	46,902

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Qol Holdings Co., Ltd.	15,600	$230,665
Quick Co., Ltd.	5,300	66,700
Raccoon Holdings, Inc.	3,200	44,622
Raito Kogyo Co., Ltd.	20,500	363,346
Raiznext Corp.	9,100	98,163
Rakus Co., Ltd.	26,500	835,497
Rakuten, Inc.	42,800	469,195
RareJob, Inc.	800	8,721
Rasa Corp.	2,600	21,548
Rasa Industries, Ltd.	4,600	75,077
Raysum Co., Ltd.	4,300	27,152
Recruit Holdings Co., Ltd.	107,400	7,132,057
Relia, Inc.	12,300	125,778
Relo Group, Inc.	27,900	576,718
*Renesas Electronics Corp.	103,300	1,270,130
Rengo Co., Ltd.	99,000	749,283
*RENOVA, Inc.	9,100	399,035
Resona Holdings, Inc.	325,583	1,222,096
Resorttrust, Inc.	36,800	650,314
Restar Holdings Corp.	7,700	128,305
Retail Partners Co., Ltd.	7,700	80,360
Rheon Automatic Machinery Co., Ltd.	1,200	14,228
*Riberesute Corp.	3,100	22,647
Ride On Express Holdings Co., Ltd.	4,800	59,818
Right On Co., Ltd.	7,700	48,148
Riken Corp.	3,400	80,032
Riken Keiki Co., Ltd.	2,500	69,173
Riken Technos Corp.	17,100	82,032
Riken Vitamin Co., Ltd.	4,800	78,593
Rinnai Corp.	1,400	143,162
Rion Co., Ltd.	500	10,853
Riso Kagaku Corp.	7,360	154,784
*Riso Kyoiku Co., Ltd.	54,700	228,346
Rock Field Co., Ltd.	2,300	33,887
Rohm Co., Ltd.	7,900	719,158
Rohto Pharmaceutical Co., Ltd.	31,000	944,749
Rokko Butter Co., Ltd.	7,500	109,581
Roland Corp.	1,000	40,868
Roland DG Corp.	8,000	209,498
Rorze Corp.	4,500	429,380
RS Technologies Co., Ltd.	2,100	113,633
Ryobi, Ltd.	13,700	143,218
Ryoden Corp.	6,900	108,802
Ryohin Keikaku Co., Ltd.	44,600	875,376
Ryosan Co., Ltd.	8,200	168,423
S Foods, Inc.	6,500	187,547
S LINE Co., Ltd.	1,300	10,763
S&B Foods, Inc.	1,100	42,784
Sac’s Bar Holdings, Inc.	9,350	45,182
Sagami Rubber Industries Co., Ltd.	2,000	18,487
Saibu Gas Holdings Co., Ltd.	10,200	207,891
Saizeriya Co., Ltd.	7,200	193,852
Sakai Chemical Industry Co., Ltd.	6,400	118,935
Sakai Heavy Industries, Ltd.	1,600	35,220
Sakai Moving Service Co., Ltd.	5,700	234,199
Sakata INX Corp.	16,700	160,812

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Sakura Internet, Inc.	9,600	$49,421
*Sala Corp.	30,200	164,475
SAMTY Co., Ltd.	11,800	261,509
San Holdings, Inc.	3,200	41,843
San ju San Financial Group, Inc.	7,990	97,681
San-A Co., Ltd.	5,500	197,522
San-Ai Oil Co., Ltd.	27,500	356,457
Sanei Architecture Planning Co., Ltd.	6,800	105,973
Sangetsu Corp.	12,100	166,073
San-In Godo Bank, Ltd. (The)	74,400	363,436
*Sanix, Inc.	10,700	31,624
Sanken Electric Co., Ltd.	17,800	931,954
Sanki Engineering Co., Ltd.	25,100	315,662
*Sanko Gosei, Ltd.	14,000	50,340
Sanko Metal Industrial Co., Ltd.	1,200	26,447
Sankyo Co., Ltd.	16,700	404,081
Sankyo Frontier Co., Ltd.	1,500	71,958
Sankyo Tateyama, Inc.	9,600	62,470
Sankyu, Inc.	24,900	1,120,254
Sanoh Industrial Co., Ltd.	12,800	112,930
Sanoyas Holdings Corp.	8,700	10,377
*Sansan, Inc.	1,500	172,988
Sansei Technologies, Inc.	1,000	7,060
Sansha Electric Manufacturing Co., Ltd.	5,100	48,618
Sanshin Electronics Co., Ltd.	4,300	61,544
Santen Pharmaceutical Co., Ltd.	31,300	439,476
Sanwa Holdings Corp.	84,300	978,848
Sanyo Chemical Industries, Ltd.	6,400	316,001
Sanyo Denki Co., Ltd.	1,700	97,207
Sanyo Electric Railway Co., Ltd.	4,400	77,253
Sanyo Special Steel Co., Ltd.	10,100	165,905
Sanyo Trading Co., Ltd.	12,800	122,471
Sapporo Holdings, Ltd.	36,000	779,829
Sato Holdings Corp.	14,900	342,102
Sato Shoji Corp.	4,800	50,221
*Satori Electric Co., Ltd.	7,500	66,235
Sawada Holdings Co., Ltd.	8,500	77,825
Sawai Group Holdings Co., Ltd.	26,900	1,184,284
Saxa Holdings, Inc.	2,300	28,986
SB Technology Corp.	5,200	142,513
SBI Holdings, Inc.	39,030	1,007,027
*SBI Insurance Group Co., Ltd.	1,600	17,821
SBS Holdings, Inc.	14,000	495,418
Scala, Inc.	5,700	34,542
SCREEN Holdings Co., Ltd.	5,100	472,765
Scroll Corp.	16,300	123,367
SCSK Corp.	18,300	369,130
SEC Carbon, Ltd.	600	30,572
Secom Co., Ltd.	5,700	386,865
Seed Co., Ltd./Tokyo	9,000	48,700
Sega Sammy Holdings, Inc.	30,900	437,383
Segue Group Co., Ltd.	1,700	11,033
Seibu Holdings, Inc.	56,500	615,418
Seika Corp.	4,300	61,733
Seikitokyu Kogyo Co., Ltd.	20,100	143,666

Dimensional World ex U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Seiko Epson Corp.	80,000	$1,421,443
Seiko Holdings Corp.	12,500	263,210
Seiko PMC Corp.	2,100	14,328
Seino Holdings Co., Ltd.	39,300	474,599
Seiren Co., Ltd.	23,100	464,735
Sekisui Chemical Co., Ltd.	101,500	1,660,140
Sekisui House, Ltd.	26,700	552,967
Sekisui Jushi Corp.	5,600	103,970
Sekisui Kasei Co., Ltd.	11,000	54,795
SEMITEC Corp.	900	92,585
Senko Group Holdings Co., Ltd.	64,400	570,436
Senshu Electric Co., Ltd.	3,900	162,977
Senshu Ikeda Holdings, Inc.	88,240	123,818
Septeni Holdings Co., Ltd.	11,400	48,089
#SERAKU Co., Ltd.	1,300	24,033
Seria Co., Ltd.	14,500	478,141
Seven & i Holdings Co., Ltd.	117,900	4,944,510
Seven Bank, Ltd.	385,300	814,359
SG Holdings Co., Ltd.	9,000	224,951
Sharp Corp./Japan	27,500	323,416
Shibaura Electronics Co., Ltd.	4,300	247,761
Shibaura Machine Co., Ltd.	11,900	276,980
Shibaura Mechatronics Corp.	1,700	108,985
Shibusawa Warehouse Co., Ltd. (The)	3,000	58,198
Shibuya Corp.	6,800	178,908
*Shidax Corp.	4,300	16,555
*SHIFT, Inc.	1,200	275,203
Shiga Bank, Ltd. (The)	18,000	290,305
Shikibo, Ltd.	5,500	44,762
Shikoku Bank, Ltd. (The)	13,300	87,481
Shikoku Electric Power Co, Inc.	43,200	281,117
Shima Seiki Manufacturing, Ltd.	13,000	248,884
Shimadzu Corp.	17,600	712,335
Shimano, Inc.	1,300	360,044
Shimizu Bank, Ltd. (The)	13,500	182,328
Shimizu Corp.	142,700	1,042,483
Shimojima Co., Ltd.	2,800	27,748
Shin Nippon Air Technologies Co., Ltd.	6,300	134,923
Shin Nippon Biomedical Laboratories, Ltd.	1,100	13,863
Shinagawa Refractories Co., Ltd.	2,700	91,993
Shindengen Electric Manufacturing Co., Ltd.	3,100	109,836
Shin-Etsu Chemical Co., Ltd.	19,300	3,428,384
Shin-Etsu Polymer Co., Ltd.	26,300	236,879
Shinko Electric Industries Co., Ltd.	17,200	687,849
Shinko Shoji Co., Ltd.	14,200	113,575
Shinmaywa Industries, Ltd.	41,000	334,400
Shin-Nihon Tatemono Co., Ltd.	2,800	10,240
#Shinnihonseiyaku Co., Ltd.	3,700	54,709
Shinoken Group Co., Ltd.	20,000	197,501
Shinsei Bank, Ltd.	40,500	669,524
Shinsho Corp.	2,400	73,142
Shinwa Co., Ltd.	500	9,713
Shinwa Co., Ltd./Gifu	2,000	12,769
Shionogi & Co., Ltd.	10,200	662,586
Ship Healthcare Holdings, Inc.	38,100	998,068
Shiseido Co., Ltd.	30,600	2,032,844

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Shizuki Electric Co., Inc.	4,900	$27,932
Shizuoka Bank, Ltd. (The)	135,900	1,092,921
Shizuoka Gas Co., Ltd.	27,900	293,620
SHO-BOND Holdings Co., Ltd.	3,600	150,283
Shoei Co., Ltd.	9,300	411,883
Shoei Foods Corp.	4,400	151,265
Shofu, Inc.	3,400	70,221
Showa Denko KK	53,700	1,347,386
Showa Sangyo Co., Ltd.	8,200	203,733
Showa Shinku Co., Ltd.	800	10,819
SIGMAXYZ Holdings, Inc.	2,500	60,075
Siix Corp.	19,100	210,891
#*Silver Life Co., Ltd.	1,400	17,717
Sinanen Holdings Co., Ltd.	3,600	110,186
Sinfonia Technology Co., Ltd.	13,400	153,949
Sinko Industries, Ltd.	8,600	155,369
SK-Electronics Co., Ltd.	5,300	42,670
SKY Perfect JSAT Holdings, Inc.	85,500	320,180
Skylark Holdings Co., Ltd.	73,400	993,258
SMC Corp.	500	297,917
SMK Corp.	2,800	57,191
SMS Co., Ltd.	21,600	837,290
Snow Peak, Inc.	1,400	73,668
Soda Nikka Co., Ltd.	9,000	50,436
Sodick Co., Ltd.	16,700	128,152
SoftBank Corp.	81,000	1,104,271
SoftBank Group Corp.	311,092	16,817,111
Softcreate Holdings Corp.	4,200	145,126
Software Service, Inc.	600	37,834
Sohgo Security Services Co., Ltd.	10,100	430,485
Sojitz Corp.	70,200	1,154,352
Soken Chemical & Engineering Co., Ltd.	4,100	63,644
Solasto Corp.	16,300	196,701
Soliton Systems KK	3,000	37,360
Solxyz Co., Ltd.	5,400	25,194
Sompo Holdings, Inc.	25,875	1,122,820
*Sony Group Corp. , ADR	41,118	4,761,053
Sony Group Corp.	92,700	10,682,552
*Sotetsu Holdings, Inc.	15,600	300,713
Space Co., Ltd.	2,820	23,371
#Space Value Holdings Co., Ltd.	17,900	126,999
Sparx Group Co., Ltd.	54,700	141,517
SPK Corp.	2,400	29,657
S-Pool, Inc.	10,800	120,479
Square Enix Holdings Co., Ltd.	7,200	393,387
SRA Holdings	5,600	142,572
St Marc Holdings Co., Ltd.	8,000	107,345
Stanley Electric Co., Ltd.	39,400	990,313
Star Mica Holdings Co., Ltd.	3,100	40,944
Star Micronics Co., Ltd.	22,000	287,674
Starts Corp., Inc.	21,200	508,131
Starzen Co., Ltd.	5,000	93,971
St-Care Holding Corp.	6,100	48,415
Stella Chemifa Corp.	6,300	157,963
Step Co., Ltd.	1,700	26,434

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Strike Co., Ltd.	3,700	$139,531
Studio Alice Co., Ltd.	6,500	122,732
Subaru Corp.	90,700	1,772,239
Sugi Holdings Co., Ltd.	10,400	744,258
Sugimoto & Co., Ltd.	4,100	86,189
SUMCO Corp.	76,200	1,446,146
Sumida Corp.	16,700	192,154
*Suminoe Textile Co., Ltd.	2,900	45,042
Sumitomo Bakelite Co., Ltd.	10,800	483,999
Sumitomo Chemical Co., Ltd.	412,855	2,027,615
Sumitomo Corp.	67,900	962,897
Sumitomo Dainippon Pharma Co., Ltd.	18,300	257,909
Sumitomo Densetsu Co., Ltd.	8,200	157,132
Sumitomo Electric Industries, Ltd.	156,400	2,066,359
Sumitomo Forestry Co., Ltd.	86,100	1,638,562
Sumitomo Heavy Industries, Ltd.	44,900	1,153,756
Sumitomo Metal Mining Co., Ltd.	34,800	1,349,883
Sumitomo Mitsui Construction Co., Ltd.	150,420	637,166
Sumitomo Mitsui Financial Group, Inc.	86,283	2,815,690
#*Sumitomo Mitsui Financial Group, Inc. , Sponsored ADR	5,000	32,400
Sumitomo Mitsui Trust Holdings, Inc.	47,244	1,555,396
Sumitomo Osaka Cement Co., Ltd.	16,800	470,002
Sumitomo Precision Products Co., Ltd.	1,200	24,531
Sumitomo Realty & Development Co., Ltd.	24,100	868,678
Sumitomo Riko Co., Ltd.	24,400	158,351
Sumitomo Rubber Industries, Ltd.	104,333	1,281,917
Sumitomo Seika Chemicals Co., Ltd.	5,300	150,831
Sun Frontier Fudousan Co., Ltd.	23,300	217,419
Suncall Corp.	8,000	32,554
Sundrug Co., Ltd.	21,400	625,907
Suntory Beverage & Food, Ltd.	25,400	983,477
Sun-Wa Technos Corp.	5,200	70,093
*SuRaLa Net Co., Ltd.	1,300	23,646
Suruga Bank, Ltd.	52,700	193,191
Sushiro Global Holdings, Ltd.	11,200	483,754
Suzuken Co., Ltd.	20,060	555,927
#Suzuki Co., Ltd.	7,500	59,198
Suzuki Motor Corp.	28,100	1,250,669
SWCC Showa Holdings Co., Ltd.	50,700	984,876
Sysmex Corp.	15,200	1,875,589
System Information Co., Ltd.	2,300	18,920
System Research Co., Ltd.	2,400	42,307
System Support, Inc.	1,000	12,059
Systena Corp.	32,700	601,089
Syuppin Co., Ltd.	9,000	99,215
T Hasegawa Co., Ltd.	8,200	199,490
T RAD Co., Ltd.	3,900	108,937
T&D Holdings, Inc.	73,000	935,988
T&K Toka Co., Ltd.	6,900	48,955
Tachibana Eletech Co., Ltd.	6,120	82,495
Tachi-S Co., Ltd.	11,000	132,550
Tadano, Ltd.	37,100	403,781
Taihei Dengyo Kaisha, Ltd.	7,300	171,961
Taiheiyo Cement Corp.	59,722	1,262,791
Taiheiyo Kouhatsu, Inc.	2,700	15,794
Taiho Kogyo Co., Ltd.	6,900	48,410

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Taikisha, Ltd.	6,400	$182,135
Taiko Bank, Ltd. (The)	1,500	17,536
Taiko Pharmaceutical Co., Ltd.	1,000	7,086
Taisei Corp.	54,400	1,703,205
Taisei Lamick Co., Ltd.	1,700	40,836
Taiyo Holdings Co., Ltd.	16,000	426,573
Taiyo Yuden Co., Ltd.	36,800	1,855,733
Takamatsu Construction Group Co., Ltd.	6,000	105,082
Takamatsu Machinery Co., Ltd.	600	4,162
Takamiya Co., Ltd.	11,200	43,906
Takaoka Toko Co., Ltd.	3,380	43,634
*Takara & Co., Ltd.	2,000	31,204
Takara Bio, Inc.	6,000	155,861
Takara Holdings, Inc.	33,000	450,612
Takara Leben Co., Ltd.	58,700	159,588
Takara Standard Co., Ltd.	14,500	192,019
Takasago International Corp.	5,000	129,840
Takasago Thermal Engineering Co., Ltd.	12,000	218,899
Takashima & Co., Ltd.	1,600	26,282
Takashimaya Co., Ltd.	53,700	495,910
*Take And Give Needs Co., Ltd.	4,820	52,459
TAKEBISHI Corp.	3,900	51,202
#*Takeda Pharmaceutical Co., Ltd. , Sponsored ADR	5,264	73,801
Takeda Pharmaceutical Co., Ltd.	73,108	2,053,628
Takemoto Yohki Co., Ltd.	3,400	28,029
Takeuchi Manufacturing Co., Ltd.	15,900	407,871
Takihyo Co., Ltd.	2,500	39,048
Takisawa Machine Tool Co., Ltd.	2,300	22,531
Takuma Co., Ltd.	1,600	20,838
Tama Home Co., Ltd.	10,000	205,657
Tamron Co., Ltd.	7,000	164,096
Tamura Corp.	28,000	192,274
Tanseisha Co., Ltd.	10,300	84,008
Tatsuta Electric Wire and Cable Co., Ltd.	17,800	79,926
Tayca Corp.	6,500	74,791
TBK Co., Ltd.	9,700	34,793
TDC Soft, Inc.	6,500	74,449
TDK Corp.	65,900	2,386,906
*TDK Corp. , ADR	21,036	769,707
TechMatrix Corp.	13,700	216,268
TECHNO HORIZON Co., Ltd.	1,300	14,434
Techno Medica Co., Ltd.	800	11,064
TechnoPro Holdings, Inc.	44,600	1,417,891
Tecnos Japan, Inc.	4,000	21,259
Teijin, Ltd.	93,700	1,256,455
Teikoku Electric Manufacturing Co., Ltd.	4,400	55,837
Tekken Corp.	4,900	78,125
Temairazu, Inc.	500	24,293
Terasaki Electric Co., Ltd.	800	9,429
Terumo Corp.	54,600	2,402,831
T-Gaia Corp.	6,700	119,163
THK Co., Ltd.	22,800	488,493
TIS, Inc.	46,100	1,251,300
TKC Corp.	7,100	217,312
Toa Corp./Hyogo	10,300	73,620

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Toa Corp./Tokyo	7,700	$168,485
Toa Oil Co., Ltd.	2,500	62,048
TOA ROAD Corp.	2,400	106,503
Tobishima Corp.	10,210	95,631
Tobu Railway Co., Ltd.	15,700	389,798
Tocalo Co., Ltd.	33,200	405,301
Tochigi Bank, Ltd. (The)	40,300	62,557
Toda Corp.	65,000	408,726
Toda Kogyo Corp.	2,100	59,855
Toei Animation Co., Ltd.	4,900	760,623
Toei Co., Ltd.	600	117,711
Toell Co., Ltd.	2,100	14,789
Toenec Corp.	5,100	149,836
Togami Electric Manufacturing Co., Ltd.	800	12,334
Toho Bank, Ltd. (The)	89,100	159,407
*Toho Co., Ltd.	3,800	50,955
Toho Co., Ltd.	3,500	164,218
Toho Gas Co., Ltd.	8,500	251,217
Toho Holdings Co., Ltd.	21,700	349,598
Toho Titanium Co., Ltd.	25,200	264,100
Toho Zinc Co., Ltd.	3,600	98,031
Tohoku Bank, Ltd. (The)	4,000	35,185
Tohoku Electric Power Co., Inc.	83,000	537,926
Tokai Carbon Co., Ltd.	88,800	1,158,820
Tokai Corp.	6,600	126,704
TOKAI Holdings Corp.	59,200	448,575
Tokai Lease Co., Ltd.	200	2,815
Tokai Rika Co., Ltd.	32,400	451,796
Tokai Tokyo Financial Holdings, Inc.	93,600	323,424
Tokio Marine Holdings, Inc.	32,700	1,720,102
Tokushu Tokai Paper Co., Ltd.	4,200	163,175
Tokuyama Corp.	45,600	779,429
*Tokyo Base Co., Ltd.	6,600	40,807
*Tokyo Electric Power Co. Holdings, Inc.	314,088	867,685
Tokyo Electron Device, Ltd.	1,000	60,425
Tokyo Electron, Ltd.	11,200	5,191,142
Tokyo Gas Co., Ltd.	28,000	485,964
Tokyo Keiki, Inc.	5,500	48,331
Tokyo Kiraboshi Financial Group, Inc.	11,412	147,423
Tokyo Ohka Kogyo Co., Ltd.	6,800	429,976
Tokyo Rakutenchi Co., Ltd.	1,400	49,849
Tokyo Rope Manufacturing Co., Ltd.	1,700	13,165
Tokyo Sangyo Co., Ltd.	9,500	59,070
Tokyo Seimitsu Co., Ltd.	14,600	592,195
Tokyo Steel Manufacturing Co., Ltd.	39,200	435,231
Tokyo Tatemono Co., Ltd.	68,900	1,009,103
Tokyo Tekko Co., Ltd.	5,700	74,484
Tokyo Theatres Co., Inc.	3,800	41,791
Tokyotokeiba Co., Ltd.	5,900	232,844
Tokyu Construction Co., Ltd.	66,600	470,186
Tokyu Corp.	31,500	442,561
Tokyu Fudosan Holdings Corp.	241,925	1,398,190
Toli Corp.	21,200	43,134
Tomato Bank, Ltd.	3,500	32,107
Tomen Devices Corp.	1,600	81,526
Tomoe Corp.	15,300	61,321

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Tomoe Engineering Co., Ltd.	3,600	$71,795
*Tomoegawa Co., Ltd.	1,400	10,363
Tomoku Co., Ltd.	7,000	117,808
TOMONY Holdings, Inc.	64,400	171,696
Tomy Co., Ltd.	61,400	581,557
Tonami Holdings Co., Ltd.	2,700	106,319
Topcon Corp.	69,500	1,237,316
Toppan Forms Co., Ltd.	10,600	101,515
Topre Corp.	25,400	292,259
Topy Industries, Ltd.	9,700	101,487
Toray Industries, Inc.	344,800	2,143,641
Toridoll Holdings Corp.	29,100	699,523
Torishima Pump Manufacturing Co., Ltd.	8,300	64,056
*Tosei Corp.	21,800	208,775
Toshiba Corp.	11,900	512,423
Toshiba TEC Corp.	12,900	505,705
Tosho Co., Ltd.	1,000	17,075
Tosoh Corp.	81,100	1,364,884
Totech Corp.	2,900	67,576
Totetsu Kogyo Co., Ltd.	16,000	347,292
TOTO, Ltd.	9,900	477,527
Totoku Electric Co., Ltd.	1,700	44,131
Tottori Bank, Ltd. (The)	4,000	39,079
Tow Co., Ltd.	16,200	49,158
Towa Bank, Ltd. (The)	15,900	70,558
Towa Corp.	6,600	142,969
Towa Pharmaceutical Co., Ltd.	17,100	438,654
Toyo Construction Co., Ltd.	48,800	243,946
#Toyo Denki Seizo KK	2,600	24,467
*Toyo Engineering Corp.	13,700	102,607
Toyo Ink SC Holdings Co., Ltd.	16,100	282,959
Toyo Kanetsu KK	4,300	94,617
Toyo Logistics Co., Ltd.	6,800	19,859
Toyo Machinery & Metal Co., Ltd.	7,600	35,859
Toyo Securities Co., Ltd.	26,300	37,365
Toyo Seikan Group Holdings, Ltd.	46,700	552,086
Toyo Suisan Kaisha, Ltd.	28,000	1,205,700
Toyo Tanso Co., Ltd.	5,500	149,287
Toyo Tire Corp.	70,900	1,173,946
Toyo Wharf & Warehouse Co., Ltd.	2,200	27,706
Toyobo Co., Ltd.	51,400	616,665
Toyoda Gosei Co., Ltd.	36,000	732,787
Toyota Boshoku Corp.	37,500	717,606
Toyota Motor Corp.	1,059,400	18,642,281
#*Toyota Motor Corp. , Sponsored ADR	38,395	6,779,405
Toyota Tsusho Corp.	31,500	1,361,938
TPR Co., Ltd.	14,100	178,808
Traders Holdings Co., Ltd.	3,120	8,564
Trancom Co., Ltd.	4,800	335,084
Transaction Co., Ltd.	4,200	42,359
Transcosmos, Inc.	10,900	327,406
TRE Holdings Corp.	16,244	255,288
Trend Micro, Inc.	20,800	1,172,936
Tri Chemical Laboratories, Inc.	8,000	238,895
Trusco Nakayama Corp.	8,200	197,764

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Tsubaki Nakashima Co., Ltd.	28,500	$397,913
Tsubakimoto Chain Co.	12,400	364,850
Tsubakimoto Kogyo Co., Ltd.	1,500	50,778
*Tsudakoma Corp.	1,800	12,818
Tsugami Corp.	29,800	407,700
Tsukada Global Holdings, Inc.	10,100	30,028
Tsukishima Kikai Co., Ltd.	9,600	97,831
Tsukuba Bank, Ltd.	35,900	53,838
Tsumura & Co.	8,400	260,785
Tsuruha Holdings, Inc.	5,200	640,737
Tsurumi Manufacturing Co., Ltd.	6,800	104,542
Tv Tokyo Holdings Corp.	5,300	100,353
UACJ Corp.	20,790	479,888
Ube Industries, Ltd.	65,520	1,218,175
Ubicom Holdings, Inc.	800	20,241
Uchida Yoko Co., Ltd.	4,500	189,432
Ulvac, Inc.	15,400	858,970
Unicharm Corp.	19,000	765,166
Uniden Holdings Corp.	2,400	67,038
Union Tool Co.	2,100	70,721
Unipres Corp.	24,400	198,367
United Super Markets Holdings, Inc.	34,500	314,365
UNITED, Inc.	4,700	69,949
*Unitika, Ltd.	39,400	125,430
*Universal Entertainment Corp.	9,000	212,953
UPR Corp.	700	17,686
Urbanet Corp. Co., Ltd.	14,900	40,509
Usen-Next Holdings Co., Ltd.	2,200	64,635
Ushio, Inc.	20,200	360,154
USS Co., Ltd.	12,400	199,009
UT Group Co., Ltd.	9,400	299,250
Utoc Corp.	7,600	36,059
*UUUM Co., Ltd.	2,000	17,663
*Uzabase, Inc.	3,800	67,852
V Technology Co., Ltd.	4,300	161,592
Valor Holdings Co., Ltd.	22,100	466,906
Valqua, Ltd.	8,100	163,101
Value HR Co., Ltd.	1,000	16,137
ValueCommerce Co., Ltd.	9,900	389,836
V-Cube, Inc.	2,300	34,694
Vector, Inc.	10,100	114,353
Vega Corp. Co., Ltd.	1,700	20,470
Vertex Corp.	3,020	80,251
*Village Vanguard Co., Ltd.	2,800	26,496
VINX Corp.	2,700	24,034
Vital KSK Holdings, Inc.	18,700	124,311
VT Holdings Co., Ltd.	68,800	306,515
Wacoal Holdings Corp.	17,300	345,014
Wacom Co., Ltd.	58,500	376,575
Wakachiku Construction Co., Ltd.	5,800	103,258
Wakita & Co., Ltd.	15,200	137,303
Warabeya Nichiyo Holdings Co., Ltd.	8,500	166,161
Waseda Academy Co., Ltd.	3,100	27,731
Watahan & Co., Ltd.	8,400	90,685
Watts Co., Ltd.	4,500	29,757
WDB Holdings Co., Ltd.	2,900	91,305

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
*Weathernews, Inc.	1,400	$102,030
Welbe, Inc.	2,900	40,871
Welcia Holdings Co., Ltd.	17,200	641,842
#West Holdings Corp.	11,024	612,955
West Japan Railway Co.	10,300	484,446
Will Group, Inc.	6,200	69,871
WIN-Partners Co., Ltd.	5,000	42,140
Wood One Co., Ltd.	3,700	36,667
Workman Co., Ltd.	800	42,447
World Co., Ltd.	8,100	99,168
World Holdings Co., Ltd.	4,300	107,212
Wowow, Inc.	4,300	87,414
Xebio Holdings Co., Ltd.	9,600	88,991
YAC Holdings Co., Ltd.	4,800	39,781
Yachiyo Industry Co., Ltd.	5,600	43,710
Yahagi Construction Co., Ltd.	13,000	87,104
Yakult Honsha Co., Ltd.	4,600	231,563
YAKUODO Holdings Co., Ltd.	5,000	105,459
YAMABIKO Corp.	19,800	215,148
YAMADA Consulting Group Co., Ltd.	5,200	52,855
Yamada Holdings Co., Ltd.	213,740	815,408
Yamagata Bank, Ltd. (The)	12,500	89,016
Yamaguchi Financial Group, Inc.	83,200	464,067
Yamaha Corp.	4,400	277,062
Yamaha Motor Co., Ltd.	77,900	2,162,276
Yamaichi Electronics Co., Ltd.	11,400	174,362
YA-MAN, Ltd.	11,000	116,439
Yamanashi Chuo Bank, Ltd. (The)	11,500	82,701
Yamatane Corp.	4,600	63,176
Yamato Holdings Co., Ltd.	28,900	708,909
Yamaura Corp.	1,900	15,463
Yamaya Corp.	2,500	52,730
Yamazaki Baking Co., Ltd.	43,600	661,504
Yamazen Corp.	14,500	133,778
Yaoko Co., Ltd.	8,800	522,482
Yashima Denki Co., Ltd.	7,200	60,303
Yaskawa Electric Corp.	5,200	224,372
Yasunaga Corp.	4,700	48,432
YE DIGITAL Corp.	4,300	19,534
Yellow Hat, Ltd.	14,400	234,264
Yokogawa Bridge Holdings Corp.	19,600	394,321
Yokogawa Electric Corp.	55,000	1,095,900
Yokohama Reito Co., Ltd.	16,500	125,893
Yokohama Rubber Co., Ltd. (The)	69,600	1,173,174
Yokowo Co., Ltd.	11,700	258,883
Yondenko Corp.	4,000	59,566
Yondoshi Holdings, Inc.	4,900	74,171
Yorozu Corp.	8,700	90,643
Yotai Refractories Co., Ltd.	8,000	89,735
Yuasa Funashoku Co., Ltd.	400	10,664
Yuasa Trading Co., Ltd.	6,100	162,364
Yuken Kogyo Co., Ltd.	1,600	24,696
Yurtec Corp.	15,400	89,949
Yushin Precision Equipment Co., Ltd.	2,900	19,533
Yushiro Chemical Industry Co., Ltd.	3,700	38,842

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
JAPAN (Continued)
Z Holdings Corp.	179,400	$1,110,777
Zenrin Co., Ltd.	13,950	128,214
Zensho Holdings Co., Ltd.	27,437	632,356
Zeon Corp.	69,900	827,582
ZOZO, Inc.	27,500	879,084
Zuiko Corp.	4,800	37,044

TOTAL JAPAN		696,329,530

KOREA, REPUBLIC OF (4.6%)
*Able C&C Co., Ltd.	1,546	10,161
ABOV Semiconductor Co., Ltd.	3,017	34,080
*Abpro Bio Co., Ltd.	33,350	31,822
ADTechnology Co., Ltd.	2,279	42,614
Advanced Nano Products Co., Ltd.	930	35,376
Advanced Process Systems Corp.	6,587	133,595
Aekyung Industrial Co., Ltd.	474	9,005
Aekyung Petrochemical Co., Ltd.	3,303	37,876
*AeroSpace Technology of Korea, Inc.	7,617	42,500
AfreecaTV Co., Ltd.	3,510	579,718
*Agabang&Company	9,906	44,929
Ahn-Gook Pharmaceutical Co., Ltd.	1,865	16,519
Ahnlab, Inc.	706	49,542
AJ Networks Co., Ltd.	9,411	45,019
*Ajin Industrial Co., Ltd.	19,310	58,415
AK Holdings, Inc.	2,163	49,052
*Alpha Holdings, Inc.	3,024	9,096
*Alteogen, Inc.	1,432	85,782
*ALUKO Co., Ltd.	14,854	50,782
Amorepacific Corp.	1,447	224,749
Amorepacific Group	120	3,995
AMOREPACIFIC Group	10,695	453,957
*Amotech Co., Ltd.	529	14,034
*Anam Electronics Co., Ltd.	26,032	52,686
*Ananti, Inc.	4,285	48,404
*Apact Co., Ltd.	5,646	30,922
*APS Holdings Corp.	6,201	94,988
Asia Cement Co., Ltd.	960	111,728
Asia Holdings Co., Ltd.	566	60,303
Asia Paper Manufacturing Co., Ltd.	2,188	85,943
Aurora World Corp.	2,222	19,585
Austem Co., Ltd.	8,124	19,710
Autech Corp.	5,453	50,864
Avaco Co., Ltd.	2,268	19,991
Baiksan Co., Ltd.	6,645	45,037
*»Barun Electronics Co., Ltd.	326	1,093
Bcworld Pharm Co., Ltd.	1,008	14,621
BGF retail Co., Ltd.	2,200	304,052
#BH Co., Ltd.	8,461	135,399
*BHI Co., Ltd.	2,415	10,395
*Binex Co., Ltd.	1,074	15,165
Binggrae Co., Ltd.	1,922	91,614
*BioSmart Co., Ltd.	2,999	13,859
BIT Computer Co., Ltd.	2,385	17,450
BNK Financial Group, Inc.	89,983	677,635
Boditech Med, Inc.	4,164	57,192

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
BoKwang Industry Co., Ltd.	3,616	$25,839
Bookook Securities Co., Ltd.	1,282	27,043
#Boryung Pharmaceutical Co., Ltd.	9,276	113,911
*Bubang Co., Ltd.	10,013	21,593
Bukwang Pharmaceutical Co., Ltd.	1,943	21,699
Busan City Gas Co., Ltd.	645	46,420
BYC Co., Ltd.	64	23,879
*BYON Co., Ltd.	12,725	13,176
Byucksan Corp.	23,697	74,221
*Cafe24 Corp.	354	8,725
*CammSys Corp.	30,945	49,785
*Capro Corp.	9,878	35,039
Caregen Co., Ltd.	491	28,236
*Carelabs Co., Ltd.	2,443	17,728
*Celltrion Healthcare Co., Ltd.	1,212	83,908
*Celltrion Pharm, Inc.	591	57,302
*Celltrion, Inc.	3,728	639,651
*Chabiotech Co., Ltd.	3,005	50,274
Changhae Ethanol Co., Ltd.	2,313	28,404
Cheil Worldwide, Inc.	19,324	394,401
Chemtronics Co., Ltd.	3,658	80,294
*ChinHung International, Inc.	4,637	8,333
*Choil Aluminum Co., Ltd.	18,258	37,108
Chong Kun Dang Pharmaceutical Corp.	3,440	345,899
Chongkundang Holdings Corp.	956	67,003
Chunbo Co., Ltd.	284	68,828
Chungdahm Learning, Inc.	2,571	75,906
CJ CheilJedang Corp.	5,132	1,668,872
CJ Corp.	8,526	698,978
CJ ENM Co., Ltd.	4,834	729,723
*CJ Freshway Corp.	1,946	54,789
*CJ Logistics Corp.	2,606	316,676
CKD Bio Corp.	418	15,060
Classys, Inc.	3,148	60,075
Clean & Science Co., Ltd.	1,813	31,185
*Comtec Systems Co., Ltd.	24,189	19,251
*Cosmax, Inc.	3,019	320,359
*Cosmecca Korea Co., Ltd.	891	11,361
*CosmoAM&T Co., Ltd.	969	34,869
Coway Co., Ltd.	15,453	1,049,992
COWELL FASHION Co., Ltd.	10,296	80,884
Crown Confectionery Co., Ltd.	1,955	17,232
CROWNHAITAI Holdings Co., Ltd.	6,389	48,496
*CrystalGenomics, Inc.	4,872	28,559
CS Wind Corp.	2,151	127,748
Cuckoo Holdings Co., Ltd.	1,400	26,956
Cuckoo Homesys Co., Ltd.	2,925	108,885
Cymechs, Inc.	1,064	14,887
*D&C Media Co., Ltd.	524	18,834
D.I Corp.	6,112	41,373
Dae Hwa Pharmaceutical Co., Ltd.	1,708	14,587
Dae Won Chemical Co., Ltd.	6,000	30,037
Dae Won Kang Up Co., Ltd.	16,250	58,545
Daebongls Co., Ltd.	2,222	16,581
*Daechang Co., Ltd.	31,547	55,073

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Daedong Corp.	4,791	$40,180
*Daehan New Pharm Co., Ltd.	3,538	33,910
*Dae-Il Corp.	2,747	13,352
Daejoo Electronic Materials Co., Ltd.	512	45,743
Daejung Chemicals & Metals Co., Ltd.	1,255	23,520
Daelim B&Co. Co., Ltd.	2,393	14,335
Daesang Corp.	13,274	270,921
Daesang Holdings Co., Ltd.	7,797	66,724
*Daesung Eltec Co., Ltd.	21,904	18,463
Daesung Holdings Co., Ltd.	711	26,954
*Daesung Industrial Co., Ltd.	2,494	11,120
*Daewon Cable Co., Ltd.	7,277	11,957
*Daewon Media Co., Ltd.	2,936	86,054
Daewon Pharmaceutical Co., Ltd.	4,020	54,699
*Daewoo Engineering & Construction Co., Ltd.	115,457	617,523
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	17,168	379,046
Daewoong Co., Ltd.	3,522	95,242
Daewoong Pharmaceutical Co., Ltd.	501	60,023
Daihan Pharmaceutical Co., Ltd.	2,757	71,488
Daishin Securities Co., Ltd.	16,973	302,117
*Danal Co., Ltd.	3,342	23,509
Danawa Co., Ltd.	2,885	69,128
*Dasan Networks, Inc.	1,978	12,018
Dawonsys Co., Ltd.	3,646	102,651
*Dayou Automotive Seat Technology Co., Ltd.	36,739	56,434
DB Financial Investment Co., Ltd.	13,364	80,741
#DB HiTek Co., Ltd.	20,993	1,032,987
DB Insurance Co., Ltd.	32,383	1,640,558
Dentium Co., Ltd.	2,282	134,942
Deutsch Motors, Inc.	10,999	71,535
Device ENG Co., Ltd.	2,083	52,318
DGB Financial Group, Inc.	82,605	731,643
DI Dong Il Corp.	800	196,483
Digital Daesung Co., Ltd.	3,145	26,214
Digital Power Communications Co., Ltd.	1,768	22,468
*DIO Corp.	1,334	42,981
*DL E&C Co., Ltd.	5,121	591,618
DL Holdings Co., Ltd.	4,085	229,673
DMS Co., Ltd.	8,142	44,732
DNF Co., Ltd.	1,073	18,778
Dohwa Engineering Co., Ltd.	3,658	24,761
Dong-A Hwasung Co., Ltd.	1,280	15,609
Dong-A Socio Holdings Co., Ltd.	701	63,288
Dong-A ST Co., Ltd.	2,024	125,921
Dong-Ah Geological Engineering Co., Ltd.	5,490	86,681
*Dongbang Transport Logistics Co., Ltd.	14,386	48,998
Dongjin Semichem Co., Ltd.	16,152	483,779
Dongkoo Bio & Pharma Co., Ltd.	2,349	16,282
DongKook Pharmaceutical Co., Ltd.	9,102	174,866
Dongkuk Steel Mill Co., Ltd.	34,404	501,980
Dongkuk Structures & Construction Co., Ltd.	3,797	19,009
Dongsuh Cos., Inc.	897	26,560
Dongsung Chemical Co., Ltd.	12,919	64,012
Dongsung Finetec Co., Ltd.	8,825	94,779
*Dongwha Enterprise Co., Ltd.	683	49,331
Dongwha Pharm Co., Ltd.	8,912	124,694

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Dongwon F&B Co., Ltd.	746	$130,872
Dongwon Industries Co., Ltd.	960	186,898
Dongwon Systems Corp.	2,248	100,227
*Doosan Bobcat, Inc.	13,624	443,621
Doosan Co., Ltd.	2,554	225,118
#*Doosan Fuel Cell Co., Ltd.	9,724	434,378
#*Doosan Heavy Industries & Construction Co., Ltd.	131,291	2,741,432
#DoubleUGames Co., Ltd.	5,898	324,035
Douzone Bizon Co., Ltd.	6,665	463,707
DRB Holding Co., Ltd.	4,714	22,470
*Dream Security Co., Ltd.	9,336	36,152
Dreamtech Co., Ltd.	12,336	105,250
Drgem Corp.	1,507	14,960
*DSK Co., Ltd.	4,393	31,240
*Duck Yang Industry Co., Ltd.	6,472	20,714
*Duk San Neolux Co., Ltd.	1,716	79,445
*Duksan Hi-Metal Co., Ltd.	1,846	21,563
DY Corp.	3,478	16,310
DY POWER Corp.	5,033	54,699
DYPNF Co., Ltd.	1,795	59,370
E1 Corp.	979	43,900
Eagon Industrial, Ltd.	2,793	33,940
Easy Bio, Inc.	11,835	50,944
Easy Holdings Co., Ltd.	19,205	73,546
#eBEST Investment & Securities Co., Ltd.	10,646	82,450
Echo Marketing, Inc.	4,236	63,075
*EcoBio Holdings Co., Ltd.	2,982	22,737
Ecoplastic Corp.	11,811	38,762
Ecopro BM Co., Ltd.	3	1,052
#Ecopro Co., Ltd.	4,442	380,509
*Ecopro HN Co., Ltd.	3,296	309,137
e-Credible Co., Ltd.	1,366	23,438
Elentec Co., Ltd.	9,961	92,062
E-MART, Inc.	5,798	833,566
*EMKOREA Co., Ltd.	2,736	10,349
*EM-Tech Co., Ltd.	2,896	65,179
ENF Technology Co., Ltd.	7,575	187,341
Eo Technics Co., Ltd.	860	78,968
Estechpharma Co., Ltd.	1,289	11,582
Eugene Investment & Securities Co., Ltd.	30,725	99,914
Eugene Technology Co., Ltd.	2,909	110,903
*E-World	9,343	19,469
*F&F Co., Ltd.	1,034	768,056
F&F Holdings Co., Ltd.	1,044	34,843
Farmsco	6,877	35,781
FarmStory Co., Ltd.	27,766	64,630
Fila Holdings Corp.	20,003	635,070
Fine Semitech Corp.	5,871	128,116
*Fine Technix Co., Ltd.	3,805	35,492
Gabia, Inc.	4,066	44,364
*Gamevil, Inc.	1,501	95,310
Gaon Cable Co., Ltd.	1,340	32,510
*Gemvaxlink Co., Ltd.	14,336	19,690
*Genexine, Inc.	470	26,304
Global Standard Technology Co., Ltd.	881	21,751

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
GMB Korea Corp.	5,922	$32,687
*GNCO Co., Ltd.	4,594	3,279
GOLFZON Co., Ltd.	1,145	138,648
*Grand Korea Leisure Co., Ltd.	1,453	20,330
Green Cross Corp.	445	104,533
Green Cross Holdings Corp.	3,869	97,011
Green Cross LabCell Corp.	1,524	126,505
GS Engineering & Construction Corp.	30,377	1,074,912
*GS Global Corp.	10,509	23,157
GS Holdings Corp.	37,790	1,366,332
GS Retail Co., Ltd.	20,176	555,960
Gwangju Shinsegae Co., Ltd.	211	34,939
Hae In Corp.	3,320	17,615
HAESUNG DS Co., Ltd.	4,957	184,527
Haitai Confectionery & Foods Co., Ltd.	4,559	32,421
Halla Corp.	14,134	68,218
Halla Holdings Corp.	4,431	193,007
Han Kuk Carbon Co., Ltd.	11,907	127,879
Hana Financial Group, Inc.	47,280	1,820,718
*Hana Micron, Inc.	10,762	212,744
Hana Pharm Co., Ltd.	1,618	28,454
*Hanall Biopharma Co., Ltd.	1,459	25,471
HanChang Paper Co., Ltd.	28,019	49,154
*Hancom, Inc.	5,157	88,043
Handok, Inc.	3,605	72,961
Handsome Co., Ltd.	5,551	200,226
Hanil Holdings Co., Ltd.	3,885	46,379
Hanil Hyundai Cement Co., Ltd.	1,484	43,623
*Hanjin Heavy Industries & Construction Co., Ltd.	6,658	54,470
*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	4,636	18,012
Hanjin Kal Corp.	460	21,572
Hanjin Transportation Co., Ltd.	6,385	189,329
Hankook Shell Oil Co., Ltd.	303	72,344
Hankook Tire & Technology Co., Ltd.	30,099	1,065,075
Hanmi Pharm Co., Ltd.	353	79,750
Hanmi Science Co., Ltd.	445	21,706
Hanmi Semiconductor Co., Ltd.	5,901	162,353
HanmiGlobal Co., Ltd.	2,183	19,896
Hanon Systems	35,882	442,173
#Hansae Co., Ltd.	7,974	158,313
Hansae Yes24 Holdings Co., Ltd.	4,846	33,052
Hanshin Construction Co., Ltd.	4,668	76,099
Hanshin Machinery Co.	5,751	21,384
Hansol Chemical Co., Ltd.	2,852	802,968
Hansol Holdings Co., Ltd.	18,532	60,105
*Hansol HomeDeco Co., Ltd.	24,463	41,869
Hansol Logistics Co., Ltd.	14,713	59,680
Hansol Paper Co., Ltd.	14,535	179,114
*Hansol Technics Co., Ltd.	11,263	65,156
Hanssem Co., Ltd.	1,642	142,624
Hanwha Aerospace Co., Ltd.	13,618	524,419
Hanwha Corp.	17,230	493,950
*Hanwha General Insurance Co., Ltd.	41,493	160,319
*Hanwha Investment & Securities Co., Ltd.	53,696	254,568
Hanwha Life Insurance Co., Ltd.	111,893	332,744
*Hanwha Solutions Corp.	51,009	1,783,165

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Hanyang Eng Co., Ltd.	5,129	$67,374
Hanyang Securities Co., Ltd.	5,778	88,014
*Harim Co., Ltd.	24,641	60,625
Harim Holdings Co., Ltd.	10,691	88,470
HB Technology Co., Ltd.	8,492	18,422
HDC Hyundai Engineering Plastics Co., Ltd.	4,140	20,797
*Helixmith Co., Ltd.	778	15,846
*Heung-A Shipping Co., Ltd.	11,732	38,101
*Heungkuk Fire & Marine Insurance Co., Ltd.	26,951	89,602
High Tech Pharm Co., Ltd.	1,557	21,519
HIMS Co., Ltd.	2,899	22,601
#Hite Jinro Co., Ltd.	10,858	323,357
Hitejinro Holdings Co., Ltd.	5,272	66,997
*HJ Magnolia Yongpyong Hotel & Resort Corp.	8,820	47,551
*HLB Life Science Co., Ltd.	7,215	92,306
*HLB, Inc.	2,710	97,635
HLscience Co., Ltd.	474	14,704
#*HMM Co., Ltd.	39,721	905,879
*Home Center Holdings Co., Ltd.	19,426	28,760
*Homecast Co., Ltd.	5,594	14,744
Hotel Shilla Co., Ltd.	1,154	86,312
HS Industries Co., Ltd.	30,043	172,769
*HSD Engine Co., Ltd.	5,280	41,705
#Huchems Fine Chemical Corp.	10,363	233,679
*Hugel, Inc.	835	129,193
*Humasis Co., Ltd.	3,088	42,546
*Humax Co., Ltd.	6,108	26,449
Humedix Co., Ltd.	667	15,811
*Huneed Technologies	2,598	15,785
Huons Co., Ltd.	2,846	122,993
Huons Global Co., Ltd.	1,900	79,997
Huvis Corp.	6,198	51,767
Huvitz Co., Ltd.	2,888	21,378
Hwa Shin Co., Ltd.	5,548	45,484
*Hwail Pharm Co., Ltd.	5,818	14,140
Hwaseung Corp. Co., Ltd.	16,883	40,598
Hwaseung Enterprise Co., Ltd.	3,754	55,256
*Hwaseung R&A Co., Ltd.	6,406	33,331
*Hyosung Advanced Materials Corp.	1,295	785,722
*Hyosung Chemical Corp.	922	226,841
*Hyosung Heavy Industries Corp.	1,213	70,068
Hyosung TNC Corp.	1,251	639,123
HyosungITX Co., Ltd.	1,138	18,601
Hyundai Bioland Co., Ltd.	1,881	32,113
Hyundai BNG Steel Co., Ltd.	2,646	37,815
*Hyundai Construction Equipment Co., Ltd.	5,718	196,953
Hyundai Department Store Co., Ltd.	7,253	513,926
#*Hyundai Doosan Infracore Co., Ltd.	27,602	248,018
*Hyundai Electric & Energy System Co., Ltd.	9,398	177,738
Hyundai Elevator Co., Ltd.	4,241	175,113
Hyundai Engineering & Construction Co., Ltd.	26,108	1,123,814
Hyundai Engineering & Construction Co., Ltd.	423	57,375
Hyundai Ezwel Co., Ltd.	3,258	27,463
Hyundai Glovis Co., Ltd.	7,505	1,075,767
Hyundai Heavy Industries Holdings Co., Ltd.	10,945	591,951

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Hyundai Home Shopping Network Corp.	2,761	$165,629
Hyundai Livart Furniture Co., Ltd.	5,239	71,061
Hyundai Marine & Fire Insurance Co., Ltd.	39,665	891,024
Hyundai Motor Co.	11,862	2,111,417
Hyundai Motor Securities Co., Ltd.	9,464	102,451
#*Hyundai Rotem Co., Ltd.	8,840	170,211
Hyundai Steel Co.	28,126	1,069,874
Hyundai Wia Corp.	6,778	487,810
HyVision System, Inc.	3,080	44,281
*iA, Inc.	22,640	19,762
ICD Co., Ltd.	7,716	82,538
*Icure Pharm, Inc.	506	17,321
*IHQ, Inc.	28,719	45,467
*Il Dong Pharmaceutical Co., Ltd.	3,283	39,473
Iljin Diamond Co., Ltd.	527	17,070
Iljin Electric Co., Ltd.	5,010	24,567
Iljin Holdings Co., Ltd.	9,856	56,342
Iljin Materials Co., Ltd.	328	28,209
Iljin Power Co., Ltd.	1,996	29,550
Ilyang Pharmaceutical Co., Ltd.	2,041	52,049
iMarketKorea, Inc.	5,580	52,288
InBody Co., Ltd.	3,074	71,421
*Incross Co., Ltd.	799	31,589
Industrial Bank of Korea	96,665	914,080
INFAC Corp.	3,820	51,814
*INNO Instrument, Inc.	8,405	15,500
Innocean Worldwide, Inc.	2,407	121,117
InnoWireless, Inc.	392	12,664
#*Innox Advanced Materials Co., Ltd.	5,836	211,755
*Insun ENT Co., Ltd.	6,974	72,214
Intekplus Co., Ltd.	1,440	30,992
Intelligent Digital Integrated Security Co., Ltd.	515	11,194
*Interflex Co., Ltd.	3,448	38,359
Interojo Co., Ltd.	2,116	53,418
Interpark Corp.	23,187	132,945
*iNtRON Biotechnology, Inc.	913	15,079
Inzi Controls Co., Ltd.	1,230	17,683
INZI Display Co., Ltd.	15,360	44,363
#IS Dongseo Co., Ltd.	8,079	312,499
ISC Co., Ltd.	1,275	28,750
i-SENS, Inc.	2,574	73,791
ISU Chemical Co., Ltd.	6,469	84,146
*IsuPetasys Co., Ltd.	10,021	35,417
*Jaeyoung Solutec Co., Ltd.	18,171	17,883
*Jahwa Electronics Co., Ltd.	3,600	57,456
JASTECH, Ltd.	2,126	11,316
*Jayjun Cosmetic Co., Ltd.	14,235	14,009
JB Financial Group Co., Ltd.	75,507	573,144
JC Hyun System, Inc.	3,025	16,645
*Jeju Air Co., Ltd.	1,135	21,271
*Jeju Semiconductor Corp.	2,916	11,928
Jinsung T.E.C.	6,911	70,379
*JLS Co., Ltd.	5,065	32,898
*JNK Heaters Co., Ltd.	6,208	37,719
*JNTC Co., Ltd.	1,489	10,500
*JoyCity Corp.	3,350	31,391

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Jungdawn Co., Ltd.	6,535	$16,218
*Jusung Engineering Co., Ltd.	5,310	51,121
JW Holdings Corp.	5,297	17,724
JW Life Science Corp.	2,832	39,261
JW Pharmaceutical Corp.	1,301	25,997
JYP Entertainment Corp.	7,688	344,744
Kangnam Jevisco Co., Ltd.	787	16,837
*Kangwon Land, Inc.	9,407	223,794
KAON Media Co., Ltd.	5,358	75,197
KB Financial Group, Inc.	50,982	2,469,369
KB Financial Group, Inc. , Sponsored ADR	12,984	624,141
KC Green Holdings Co., Ltd.	5,380	23,618
KC Tech Co., Ltd.	4,198	80,651
KCC Glass Corp.	2,521	129,658
KCTC	6,856	38,077
*KEC Corp.	10,010	31,695
KEPCO Plant Service & Engineering Co., Ltd.	6,940	248,546
Keyang Electric Machinery Co., Ltd.	5,070	20,132
*KEYEAST Co., Ltd.	4,075	52,657
KG Chemical Corp.	3,158	91,750
Kginicis Co., Ltd.	8,476	135,277
KGMobilians Co., Ltd.	11,569	90,984
*KH FEELUX Co., Ltd.	40,540	105,118
*KH Vatec Co., Ltd.	1,074	22,150
Kia Corp.	33,150	2,414,159
*KineMaster Corp.	1,862	27,327
KINX, Inc.	1,250	51,132
KISWIRE, Ltd.	3,796	89,170
KIWOOM Securities Co., Ltd.	8,850	795,216
KleanNara Co., Ltd.	13,123	50,255
KM Corp.	3,247	22,868
KMH Co., Ltd.	5,729	44,075
*KMW Co., Ltd.	3,893	137,257
#Koentec Co., Ltd.	9,065	70,128
Koh Young Technology, Inc.	3,275	51,708
Kolmar BNH Co., Ltd.	3,928	119,499
Kolmar Korea Co., Ltd.	1,851	70,726
Kolon Global Corp.	4,370	97,232
Kolon Industries, Inc.	8,088	617,389
*Kolon Plastic, Inc.	3,939	54,776
KoMiCo., Ltd.	2,650	185,050
Kopla Co., Ltd.	2,448	18,205
Korea Aerospace Industries, Ltd.	11,226	293,487
Korea Arlico Pharm Co., Ltd.	2,877	18,982
Korea Cast Iron Pipe Industries Co., Ltd.	2,347	19,723
*Korea Circuit Co., Ltd.	4,621	62,283
Korea District Heating Corp.	352	12,441
#Korea Electric Power Corp. , Sponsored ADR	16,026	153,689
Korea Electric Power Corp.	8,427	162,980
Korea Electric Terminal Co., Ltd.	2,571	165,672
Korea Electronic Power Industrial Development Co., Ltd.	2,574	36,786
Korea Flange Co., Ltd.	4,442	11,024
Korea Fuel-Tech Corp.	11,559	36,055
*Korea Gas Corp.	4,518	171,278
*Korea Information & Communications Co., Ltd.	4,831	38,324

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Korea Investment Holdings Co., Ltd.	25,274	$1,881,681
*Korea Line Corp.	107,559	259,566
Korea Petrochemical Industries Co., Ltd.	2,135	338,004
Korea Petroleum Industries Co.	1,250	13,746
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	12,653	1,115,279
Korea United Pharm, Inc.	1,409	58,781
Korea Zinc Co., Ltd.	2,971	1,365,305
*Korean Air Lines Co., Ltd.	122,141	3,182,742
Korean Drug Co., Ltd.	2,263	17,797
Korean Reinsurance Co.	38,045	314,505
*KOSES Co., Ltd.	2,037	21,528
*KPM Tech Co., Ltd.	13,178	15,337
KSS LINE, Ltd.	10,808	110,064
*Kt alpha Co., Ltd.	1,876	14,786
KT Corp. , Sponsored ADR	10,532	134,915
KT Submarine Co., Ltd.	1,746	8,965
KT&G Corp.	18,009	1,249,865
KTB Investment & Securities Co., Ltd.	35,583	200,365
KTCS Corp.	14,078	32,167
Kukdo Chemical Co., Ltd.	1,651	94,520
Kukdong Corp.	17,735	38,549
Kukdong Oil & Chemicals Co., Ltd.	4,465	16,507
Kumho Petrochemical Co., Ltd.	8,874	1,306,173
*Kumho Tire Co., Inc.	29,214	133,751
KUMHOE&C Co., Ltd.	4,803	49,528
Kumkang Kind Co., Ltd.	7,285	49,001
Kwang Dong Pharmaceutical Co., Ltd.	12,947	86,199
Kyeryong Construction Industrial Co., Ltd.	5,587	170,687
Kyobo Securities Co., Ltd.	10,286	77,373
Kyongbo Pharmaceutical Co., Ltd.	1,786	15,131
Kyung Dong Navien Co., Ltd.	2,793	160,139
Kyungbang Co., Ltd.	6,447	73,377
*Kyungchang Industrial Co., Ltd.	16,657	54,594
KyungDong City Gas Co., Ltd.	601	12,112
Kyung-In Synthetic Corp.	1,883	11,312
L&C Bio Co., Ltd.	697	20,399
*Lake Materials Co., Ltd.	7,482	29,837
#LB Semicon, Inc.	14,679	159,534
LEADCorp., Inc. (The)	14,653	125,395
Lee Ku Industrial Co., Ltd.	5,377	17,900
LEENO Industrial, Inc.	3,241	474,827
*Leenos Corp.	11,057	13,389
LG Chem, Ltd.	2,808	2,008,890
LG Corp.	13,227	1,032,307
#*LG Display Co., Ltd.	68,481	1,154,487
#*LG Display Co., Ltd. , Sponsored ADR	144,957	1,210,391
LG Electronics, Inc.	46,485	4,793,498
LG HelloVision Co., Ltd.	20,364	120,419
LG Household & Health Care, Ltd.	760	761,593
#LG Innotek Co., Ltd.	7,430	1,332,065
LG Uplus Corp.	142,792	1,753,511
LIG Nex1 Co., Ltd.	2,920	116,445
Lion Chemtech Co., Ltd.	1,399	10,919
*Lock&Lock Co., Ltd.	9,097	81,741
LOT Vacuum Co., Ltd.	1,372	17,083
Lotte Chemical Corp.	6,549	1,258,184

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Lotte Chilsung Beverage Co., Ltd.	1,606	$199,968
Lotte Confectionery Co., Ltd.	563	61,910
Lotte Corp.	5,481	153,377
Lotte Data Communication Co.	860	28,150
LOTTE Fine Chemical Co., Ltd.	8,194	596,730
Lotte Food Co., Ltd.	197	64,231
LOTTE Himart Co., Ltd.	4,318	102,172
*Lotte Non-Life Insurance Co., Ltd.	41,650	65,582
Lotte Shopping Co., Ltd.	3,712	333,542
LS Corp.	6,302	337,602
LS Electric Co., Ltd.	7,649	385,543
*Lumens Co., Ltd.	22,437	19,066
*LVMC Holdings	29,041	83,006
LX Hausys, Ltd.	4,114	245,034
*LX Holdings Corp.	6,248	47,159
LX INTERNATIONAL Corp.	11,715	272,185
LX Semicon Co., Ltd.	5,681	532,829
Macquarie Korea Infrastructure Fund	64,371	754,681
Maeil Dairies Co., Ltd.	2,223	134,116
Maeil Holdings Co., Ltd.	4,128	34,973
*Mando Corp.	17,630	941,433
Mcnex Co., Ltd.	6,556	243,210
ME2ON Co., Ltd.	8,057	40,611
*Medipost Co., Ltd.	771	14,977
Medytox, Inc.	1,281	163,996
Meerecompany, Inc.	1,150	24,259
MegaStudyEdu Co., Ltd.	3,356	221,139
Meritz Financial Group, Inc.	26,181	744,956
Meritz Fire & Marine Insurance Co., Ltd.	32,093	760,752
Meritz Securities Co., Ltd.	185,167	738,418
*Mgame Corp.	3,179	25,654
*MiCo., Ltd.	22,418	267,623
Mirae Asset Life Insurance Co., Ltd.	45,023	164,711
Mirae Asset Securities Co., Ltd.	107,472	798,303
Miwon Commercial Co., Ltd.	279	49,542
Miwon Holdings Co., Ltd.	92	10,943
Miwon Specialty Chemical Co., Ltd.	1,128	208,022
*Mobase Co., Ltd.	3,216	9,577
*Mobase Electronics Co., Ltd.	7,749	14,523
*Mobile Appliance, Inc.	4,921	15,708
MOM’S TOUCH&Co.	7,857	32,845
Moorim P&P Co., Ltd.	12,956	49,560
Moorim Paper Co., Ltd.	3,983	9,322
Mr Blue Corp.	2,196	16,613
Multicampus Co., Ltd.	752	24,165
Nam Hwa Construction Co., Ltd.	1,132	8,951
Namhae Chemical Corp.	6,809	78,080
*NamKwang Engineering & Construction Co., Ltd.	1,419	18,458
*Namsun Aluminum Co., Ltd.	3,792	9,508
*Namuga Co., Ltd.	2,376	17,019
Nasmedia Co., Ltd.	1,454	43,861
*Nat Games Co., Ltd.	2,329	30,494
NAVER Corp.	2,389	832,076
NCSoft Corp.	1,344	721,140
*NDFOS Co., Ltd.	2,063	15,942

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
NeoPharm Co., Ltd.	1,311	$29,955
*Neowiz	3,484	78,115
*NEPES Corp.	2,785	83,535
Netmarble Corp.	661	69,859
Newtree Co., Ltd.	743	18,217
Nexen Corp.	11,315	48,608
Nexen Tire Corp.	19,176	124,224
NH Investment & Securities Co., Ltd.	57,348	645,352
*NHN KCP Corp.	4,946	242,104
NI Steel Co., Ltd.	10,022	34,692
NICE Holdings Co., Ltd.	8,074	116,769
Nice Information & Telecommunication, Inc.	4,184	120,305
NICE Information Service Co., Ltd.	12,936	219,189
NICE Total Cash Management Co., Ltd.	8,974	42,622
*NK Co., Ltd.	11,385	10,961
Nong Shim Holdings Co., Ltd.	919	60,871
Nong Woo Bio Co., Ltd.	1,832	18,578
NongShim Co., Ltd.	1,360	329,947
Noroo Holdings Co., Ltd.	1,230	12,842
NOROO Paint & Coatings Co., Ltd.	1,839	16,367
NOVAREX Co., Ltd.	1,890	67,122
Npc	3,066	16,687
*NuriFlex Co., Ltd.	2,500	17,030
Oceanbridge Co., Ltd.	1,265	14,885
#*OCI Co., Ltd.	6,769	750,148
Okong Corp.	2,287	8,611
*Omnisystem Co., Ltd.	9,523	18,173
OptoElectronics Solutions Co., Ltd.	2,293	65,343
*OPTRON-TEC, Inc.	11,325	81,893
Orion Corp.	2,635	266,082
Orion Holdings Corp.	9,991	136,799
Osstem Implant Co., Ltd.	5,380	568,594
Ottogi Corp.	417	171,646
Paik Kwang Industrial Co., Ltd.	13,521	65,028
Pan Ocean Co., Ltd.	77,892	401,275
*Pan-Pacific Co., Ltd.	8,830	20,553
#*Paradise Co., Ltd.	21,299	317,147
Park Systems Corp.	1,042	105,845
Partron Co., Ltd.	28,803	230,217
*Pearl Abyss Corp.	7,551	671,387
People & Technology, Inc.	3,673	109,698
PHARMA RESEARCH PRODUCTS Co., Ltd.	343	27,004
*Pharmicell Co., Ltd.	4,580	48,796
PI Advanced Materials Co., Ltd.	4,562	176,460
*PNE Solution Co., Ltd.	2,025	59,699
Poongsan Corp.	7,772	220,147
*POSCO , Sponsored ADR	33,942	2,147,171
POSCO	2,604	659,607
POSCO Chemical Co., Ltd.	763	95,004
POSCO Coated & Color Steel Co., Ltd.	373	18,226
Posco ICT Co., Ltd.	3,942	22,568
#Posco International Corp.	22,451	416,916
*Power Logics Co., Ltd.	18,336	123,961
Protec Co., Ltd.	1,581	36,395
PSK, Inc.	5,160	170,668
Pulmuone Co., Ltd.	8,790	128,253

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Pungkuk Alcohol Industry Co., Ltd.	1,844	$27,694
Pyeong Hwa Automotive Co., Ltd.	2,201	20,813
Rayence Co., Ltd.	875	9,847
*»Redrover Co., Ltd.	4,271	1,254
Reyon Pharmaceutical Co., Ltd.	1,119	53,147
RFHIC Corp.	1,017	27,241
*RFTech Co., Ltd.	6,617	33,409
Rsupport Co., Ltd.	3,581	21,788
S Net Systems, Inc.	1,963	11,053
#S&S Tech Corp.	4,200	131,907
S-1 Corp.	5,222	372,250
Sajo Industries Co., Ltd.	712	29,064
Sajodaerim Corp.	851	20,245
*Sajodongaone Co., Ltd.	16,592	18,032
*SAM KANG M&T Co., Ltd.	1,181	20,971
Sambo Corrugated Board Co., Ltd.	1,487	18,324
*Sambo Motors Co., Ltd.	6,699	37,148
*Sambu Engineering & Construction Co., Ltd.	17,272	30,744
Samchully Co., Ltd.	408	32,960
SAMHWA Paints Industrial Co., Ltd.	2,901	24,950
Samick Musical Instruments Co., Ltd.	15,326	23,870
Samick THK Co., Ltd.	1,844	18,857
Samji Electronics Co., Ltd.	5,213	54,425
Samjin LND Co., Ltd.	3,154	11,309
Samjin Pharmaceutical Co., Ltd.	3,278	72,234
*Samkee Corp.	13,569	60,614
SAMPYO Cement Co., Ltd.	10,906	46,291
*Samsung Biologics Co., Ltd.	81	60,375
Samsung Electro-Mechanics Co., Ltd.	10,676	1,452,641
Samsung Electronics Co., Ltd.	524,115	31,306,514
Samsung Electronics Co., Ltd. , Sponsored GDR	10,022	14,962,846
*Samsung Engineering Co., Ltd.	45,873	973,557
Samsung Fire & Marine Insurance Co., Ltd.	11,559	2,284,993
*Samsung Heavy Industries Co., Ltd.	148,515	810,856
Samsung Life Insurance Co., Ltd.	10,369	597,179
*Samsung Pharmaceutical Co., Ltd.	3,763	18,806
Samsung Publishing Co., Ltd.	505	14,845
Samsung SDI Co., Ltd.	911	572,225
Samsung SDS Co., Ltd.	2,515	329,293
Samsung Securities Co., Ltd.	27,580	1,117,550
SAMT Co., Ltd.	30,865	138,405
Samwha Capacitor Co., Ltd.	3,281	159,200
Samyang Corp.	1,441	84,224
Samyang Foods Co., Ltd.	1,538	107,662
Samyang Packaging Corp.	2,270	51,187
Sang-A Frontec Co., Ltd.	687	37,038
*Sangbo Corp.	15,979	26,870
Sangsin Energy Display Precision Co., Ltd.	5,049	73,453
SaraminHR Co., Ltd.	2,474	97,177
Satrec Initiative Co., Ltd.	1,979	85,016
SAVEZONE I&C Corp.	10,599	28,934
SCI Information Service, Inc.	4,390	12,585
*S-Connect Co., Ltd.	28,101	43,887
*SDN Co., Ltd.	14,962	28,745
Seah Besteel Corp.	6,008	111,312

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
SeAH Holdings Corp.	341	$32,391
SeAH Steel Corp.	577	50,859
SeAH Steel Holdings Corp.	339	36,408
Seegene, Inc.	7,049	320,916
*Seha Corp.	17,828	28,377
Sejin Heavy Industries Co., Ltd.	3,770	20,970
Sejong Industrial Co., Ltd.	7,293	68,340
Sempio Co.	129	4,857
Sempio Foods Co.	863	34,083
S-Energy Co., Ltd.	3,885	15,642
*Seojin System Co., Ltd.	1,094	32,205
Seoul Semiconductor Co., Ltd.	19,036	242,725
#Seoul Viosys Co., Ltd.	5,001	60,129
*Seowon Co., Ltd.	9,585	17,512
Seoyon Co., Ltd.	5,173	69,280
Seoyon E-Hwa Co., Ltd.	6,437	42,471
*Sewon Cellontech Co., Ltd.	45,090	42,252
SEWOONMEDICAL Co., Ltd.	3,469	12,646
SFA Engineering Corp.	13,002	391,657
*SFA Semicon Co., Ltd.	43,839	237,475
SGC e Tec E&C Co., Ltd.	759	45,012
*SH Energy & Chemical Co., Ltd.	16,904	15,840
Shin Heung Energy & Electronics Co., Ltd.	1,891	106,319
Shin Poong Pharmaceutical Co., Ltd.	509	22,563
Shindaeyang Paper Co., Ltd.	1,347	100,862
Shinhan Financial Group Co., Ltd.	48,984	1,603,387
Shinhan Financial Group Co., Ltd. , Sponsored ADR	18,630	602,122
Shinil Electronics Co., Ltd.	17,933	29,772
Shinsegae Engineering & Construction Co., Ltd.	1,204	39,256
Shinsegae Food Co., Ltd.	965	74,653
Shinsegae Information & Communication Co., Ltd.	103	18,246
Shinsegae International, Inc.	339	48,737
Shinsegae, Inc.	2,932	622,255
Shinsung Delta Tech Co., Ltd.	2,191	30,468
*Shinsung E&G Co., Ltd.	17,911	36,173
#*Shinsung Tongsang Co., Ltd.	24,154	74,412
Shinwha Intertek Corp.	9,715	29,056
*Shinwon Corp.	10,590	31,084
SHOWBOX Corp.	5,429	32,243
*Signetics Corp.	32,920	49,300
SIMMTECH Co., Ltd.	11,808	309,713
SIMMTECH HOLDINGS Co., Ltd.	3,734	9,235
SK Chemicals Co., Ltd.	2,831	436,002
SK D&D Co., Ltd.	1,668	45,035
SK Discovery Co., Ltd.	6,508	265,655
SK Gas, Ltd.	1,109	130,493
SK Hynix, Inc.	92,845	8,183,676
*SK Innovation Co., Ltd.	10,446	2,167,776
SK Materials Co., Ltd.	1,887	615,086
SK Networks Co., Ltd.	81,031	352,957
*SK Rent A Car Co., Ltd.	4,007	41,491
SK Securities Co., Ltd.	177,816	149,277
»SK Telecom Co., Ltd.	2,483	648,128
SK Telecom Co., Ltd. , Sponsored ADR	2,392	69,368
SK, Inc.	5,342	1,110,869
SKC Co., Ltd.	2,940	447,837

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
SL Corp.	6,248	$175,108
*SM Entertainment Co., Ltd.	5,257	351,801
*S-MAC Co., Ltd.	97,175	96,464
SNT Motiv Co., Ltd.	3,786	162,968
*SNU Precision Co., Ltd.	5,496	16,438
S-Oil Corp.	3,936	345,249
Solus Advanced Materials Co., Ltd.	4,707	331,510
Songwon Industrial Co., Ltd.	5,192	79,532
Soulbrain Co., Ltd.	3,063	685,705
*Soulbrain Holdings Co., Ltd.	3,458	129,318
SPC Samlip Co., Ltd.	986	64,549
Speco Co., Ltd.	5,408	28,231
SPG Co., Ltd.	1,138	9,612
Spigen Korea Co., Ltd.	2,334	91,279
SSANGYONG C&E Co., Ltd.	48,615	326,582
*»Ssangyong Motor Co.	14,162	12,589
*Studio Dragon Corp.	2,045	150,678
Suheung Co., Ltd.	2,443	100,036
Sun Kwang Co., Ltd.	1,194	57,015
Sung Kwang Bend Co., Ltd.	9,457	74,212
*Sungchang Enterprise Holdings, Ltd.	14,019	30,532
Sungdo Engineering & Construction Co., Ltd.	5,870	27,628
Sungshin Cement Co., Ltd.	5,696	54,106
Sungwoo Hitech Co., Ltd.	20,748	106,710
Sunjin Co., Ltd.	8,292	91,893
*Suprema, Inc.	1,851	39,284
SurplusGLOBAL, Inc.	4,367	16,107
SV Investment Corp.	3,837	11,919
*SY Co., Ltd.	13,264	43,247
*Synopex, Inc.	20,512	52,572
Systems Technology, Inc.	2,361	33,135
Tae Kyung Industrial Co., Ltd.	2,111	11,634
TAEKYUNG BK Co., Ltd.	5,026	24,430
*»Taewoong Co., Ltd.	4,708	37,771
Taeyoung Engineering & Construction Co., Ltd.	14,037	133,337
*Taihan Fiberoptics Co., Ltd.	12,697	34,607
*Taihan Textile Co., Ltd.	1,266	50,053
*Tailim Packaging Co., Ltd.	2,666	9,536
TechWing, Inc.	5,406	98,308
*Telcon RF Pharmaceutical, Inc.	4,634	13,404
TES Co., Ltd.	2,306	52,591
Tesna, Inc.	3,991	155,569
*Thinkware Systems Corp.	2,319	34,531
*TK Chemical Corp.	20,345	120,655
TK Corp.	8,803	88,139
Tokai Carbon Korea Co., Ltd.	1,830	195,755
Tongyang Life Insurance Co., Ltd.	20,755	121,665
*Top Engineering Co., Ltd.	5,140	32,770
Toptec Co., Ltd.	7,009	52,303
*Tovis Co., Ltd.	8,847	64,353
TS Corp.	15,520	43,829
TSE Co., Ltd.	1,537	79,050
*Tuksu Construction Co., Ltd.	2,777	27,448
*TY Holdings Co., Ltd.	13,297	308,941
Ubiquoss, Inc.	642	11,537

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Uni-Chem Co., Ltd.	18,028	$21,367
*Unick Corp.	4,767	29,780
Unid Co., Ltd.	3,047	303,774
Union Semiconductor Equipment & Materials Co., Ltd.	10,057	114,035
Uniquest Corp.	3,365	29,660
UniTest, Inc.	2,869	72,428
Value Added Technology Co., Ltd.	1,180	40,947
Vieworks Co., Ltd.	772	26,162
Visang Education, Inc.	1,083	7,831
Vitzro Tech Co., Ltd.	3,706	29,970
*Vivien Corp.	3,713	9,691
*W Holding Co., Ltd.	4,947	6,498
Webcash Corp.	1,881	49,095
*Webzen, Inc.	6,531	150,902
*Welcron Co., Ltd.	9,790	35,480
Wemade Co., Ltd.	1,236	193,351
Wiable Corp.	5,674	14,931
*Willbes & Co. (The)	9,382	15,215
#Winix, Inc.	4,065	70,269
*Winpac, Inc.	13,073	26,011
Wins Co., Ltd.	945	12,777
WiSoL Co., Ltd.	15,043	133,238
*WONIK CUBE Corp.	8,997	31,336
WONIK IPS Co., Ltd.	11,126	385,133
Wonik Materials Co., Ltd.	4,076	113,537
*Wonik QnC Corp.	7,136	153,584
Woojin, Inc.	4,027	33,290
Woongjin Thinkbig Co., Ltd.	10,864	31,098
*Wooree Bio Co., Ltd.	11,460	40,111
*Wooree Lighting Co., Ltd.	9,932	25,031
Woori Financial Group, Inc.	200,281	2,270,954
Woori Financial Group, Inc. , ADR	592	19,879
Woori Investment Bank Co., Ltd.	124,300	105,946
*Wooridul Pharmaceutical, Ltd.	2,161	21,822
Woorison F&G Co., Ltd.	32,073	63,539
Woory Industrial Co., Ltd.	1,316	27,817
WooSung Co., Ltd.	673	17,278
*Woowon Development Co., Ltd.	10,114	46,651
Worldex Industry & Trading Co., Ltd.	3,979	82,743
Y G-1 Co., Ltd.	8,699	64,393
*»Y2 Solution Co., Ltd.	1,719	673
YAS Co., Ltd.	1,235	13,581
*Y-entec Co., Ltd.	8,016	83,689
Yeong Hwa Metal Co., Ltd.	11,796	19,987
*YG Entertainment, Inc.	515	30,982
*YIK Corp.	2,888	13,173
*YMT Co., Ltd.	3,328	59,238
Yonwoo Co., Ltd.	670	13,990
Youlchon Chemical Co., Ltd.	2,827	53,223
Youngone Corp.	9,636	368,189
Youngone Holdings Co., Ltd.	2,822	113,503
*YoungWoo DSP Co., Ltd.	9,762	17,794
Yuanta Securities Korea Co., Ltd.	52,438	201,486
Yuhan Corp.	4,305	220,675
*Yungjin Pharmaceutical Co., Ltd.	7,605	30,523
Yuyu Pharma, Inc.	2,573	16,338

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Zeus Co., Ltd.	2,499	$44,375
Zinus, Inc.	3,306	220,956

TOTAL KOREA, REPUBLIC OF		216,029,519

MALAYSIA (0.5%)
7-Eleven Malaysia Holdings BHD	145,056	53,595
Able Global BHD	84,100	35,541
Aeon Co. M Bhd	243,200	86,920
AFFIN Bank BHD	138,556	56,881
#Alliance Bank Malaysia BHD	376,100	249,765
Allianz Malaysia BHD	22,400	71,295
*AMMB Holdings BHD	604,200	490,247
Apex Healthcare BHD	14,400	9,633
Astro Malaysia Holdings BHD	206,700	49,666
#Ata IMS BHD	80,800	48,975
Axiata Group BHD	464,910	443,466
Bank Islam Malaysia BHD	160,600	124,105
Batu Kawan BHD	34,800	187,404
*Berjaya Assets BHD	277,000	16,723
*Berjaya Corp. BHD	1,209,254	74,465
*Berjaya Sports Toto BHD	319,825	160,646
#Bermaz Auto BHD	102,200	39,982
#*Boustead Holdings BHD	220,899	32,540
Boustead Plantations BHD	158,480	27,364
*British American Tobacco Malaysia BHD	45,900	167,373
#*Bumi Armada BHD	1,616,500	199,086
Bursa Malaysia BHD	219,300	397,716
#Cahya Mata Sarawak BHD	294,900	101,837
Carlsberg Brewery Malaysia BHD	50,200	268,881
CB Industrial Product Holding BHD	102,800	31,528
CIMB Group Holdings BHD	452,174	569,995
#Comfort Glove BHD	85,800	24,656
#*Cypark Resources BHD	91,500	21,985
#D&O Green Technologies BHD	248,900	338,999
#Datasonic Group BHD	427,400	48,510
*Dayang Enterprise Holdings BHD	309,472	73,613
#Dialog Group BHD	380,058	259,735
*DiGi.Com BHD	245,600	250,879
#DRB-Hicom BHD	497,400	198,191
#Dufu Technology Corp. BHD	55,700	59,722
#Duopharma Biotech BHD	134,490	54,887
Dutch Lady Milk Industries BHD	4,500	36,404
Eco World Development Group BHD	481,100	118,503
*Ekovest BHD	326,000	32,671
FGV Holdings BHD	33,800	12,243
Formosa Prosonic Industries BHD	31,300	32,955
#*Fraser & Neave Holdings BHD	32,100	209,762
Frontken Corp. BHD	483,450	444,807
*Gadang Holdings BHD	76,950	7,712
*Gamuda BHD	458,591	358,811
#Gas Malaysia BHD	80,000	52,354
Gdex BHD	172,500	13,330
Genting Malaysia BHD	510,600	390,872
Genting Plantations BHD	43,000	75,803

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MALAYSIA (Continued)
George Kent Malaysia BHD	195,300	$33,014
Globetronics Technology BHD	190,533	96,164
#Guan Chong BHD	125,200	91,610
Hai-O Enterprise BHD	84,219	39,659
HAP Seng Consolidated BHD	209,180	396,033
Hartalega Holdings BHD	150,500	212,975
#Heineken Malaysia BHD	39,900	221,613
#Hengyuan Refining Co. BHD	58,600	61,416
HeveaBoard BHD	142,700	16,369
Hextar Global BHD	54,000	18,778
*Hiap Teck Venture BHD	425,300	58,028
Hibiscus Petroleum BHD	486,400	105,714
#*Hong Leong Bank BHD	22,032	100,131
*Hong Leong Financial Group BHD	43,353	192,005
*Hong Leong Industries BHD	36,400	80,166
*IGB BHD	7,600	3,579
IHH Healthcare BHD	20,400	32,218
IJM Corp. BHD	958,320	428,131
#Inari Amertron BHD	705,088	658,945
IOI Corp. BHD	104,826	99,485
IOI Properties Group BHD	412,924	127,636
*Iskandar Waterfront City BHD	179,900	17,160
#*JAKS Resources BHD	521,819	58,596
#*Jaya Tiasa Holdings BHD	170,800	29,285
#JHM Consolidation BHD	81,400	38,921
Kelington Group BHD	40,400	16,585
Kenanga Investment Bank BHD	238,800	74,391
Kerjaya Prospek Group BHD	151,176	49,650
Kim Loong Resources BHD	60,500	23,522
#*KNM Group BHD	414,000	20,495
#Kossan Rubber Industries BHD	360,200	205,282
#*KPJ Healthcare BHD	522,800	143,925
#*Ksl Holdings BHD	222,492	35,193
Kuala Lumpur Kepong BHD	17,718	92,505
Lbs Bina Group BHD	304,550	40,450
#Leong Hup International BHD	311,700	49,303
#*Lii Hen Industries BHD	52,800	39,017
Lingkaran Trans Kota Holdings BHD	48,400	44,999
Lotte Chemical Titan Holding BHD	125,591	82,494
#LPI Capital BHD	48,784	166,108
Luxchem Corp. BHD	139,900	25,338
#*Magni-Tech Industries BHD	170,666	87,785
*Magnum BHD	254,419	132,708
#Mah Sing Group BHD	576,440	112,755
Malakoff Corp. BHD	339,500	66,408
Malayan Banking BHD	211,952	412,029
*Malayan Flour Mills BHD	239,200	43,612
#*Malaysia Airports Holdings BHD	378,492	592,279
Malaysia Building Society BHD	802,494	124,027
Malaysian Pacific Industries BHD	44,675	514,394
Malaysian Resources Corp. BHD	926,897	91,772
Matrix Concepts Holdings BHD	351,975	182,745
#Maxis BHD	131,200	147,960
*Media Prima BHD	274,000	33,746
Mega First Corp. BHD	251,400	218,556
*MISC BHD	195,180	333,234

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MALAYSIA (Continued)
MKH BHD	124,324	$43,533
*MMC Corp. BHD	227,500	108,778
MNRB Holdings BHD	105,800	33,981
*MPHB Capital BHD	114,100	37,198
Muda Holdings BHD	18,100	12,064
Muhibbah Engineering M BHD	122,000	28,136
My EG Services BHD	629,692	158,145
N2n Connect BHD	167,800	29,378
*Nestle Malaysia BHD	3,300	107,184
*Ock Group BHD	179,400	22,311
#Padini Holdings BHD	269,400	204,278
Panasonic Manufacturing Malaysia BHD	4,500	32,601
Pantech Group Holdings BHD	195,129	27,566
Pentamaster Corp. BHD	171,225	221,215
Perak Transit BHD	202,700	33,286
#Petron Malaysia Refining & Marketing BHD	36,200	39,426
#Petronas Chemicals Group BHD	234,400	491,895
Petronas Dagangan BHD	26,000	127,834
*Petronas Gas BHD	48,500	196,061
#*Pos Malaysia BHD	150,400	26,695
Press Metal Aluminium Holdings BHD	616,678	827,995
#Public Bank BHD	2,094,900	2,109,571
QL Resources BHD	259,057	315,923
Ranhill Utilities BHD	144,553	21,992
RHB Bank BHD	219,526	295,811
*Sapura Energy BHD	3,166,242	76,461
#Sarawak Oil Palms BHD	103,357	95,844
Scientex BHD	373,800	420,649
#»Serba Dinamik Holdings BHD	404,670	34,203
*Shangri-La Hotels Malaysia BHD	15,100	12,763
Sime Darby BHD	514,922	282,268
#Sime Darby Plantation BHD	96,119	93,078
Sime Darby Property BHD	543,222	95,106
#Skp Resources BHD	317,249	139,433
Solarvest Holdings BHD	43,800	14,385
*SP Setia BHD Group	587,024	221,144
#Sunway BHD	476,189	204,689
Sunway Construction Group BHD	111,780	44,269
#Supermax Corp. BHD	413,397	191,674
Syarikat Takaful Malaysia Keluarga BHD	155,628	149,201
*Ta Ann Holdings BHD	80,256	62,794
Taliworks Corp. BHD	69,500	14,098
Telekom Malaysia BHD	212,548	297,187
#Tenaga Nasional BHD	141,950	331,137
*Thong Guan Industries BHD	78,900	54,493
TIME dotCom BHD	267,600	292,092
*Tmc Life Sciences BHD	72,700	10,095
Top Glove Corp. BHD	688,000	451,910
*Tropicana Corp. BHD	220,288	53,729
TSH Resources BHD	164,100	46,365
*Tune Protect Group BHD	178,800	21,373
Uchi Technologies BHD	87,900	66,864
*UEM Edgenta BHD	78,600	34,925
#*UEM Sunrise BHD	605,058	57,715
#UMW Holdings BHD	90,600	74,607

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MALAYSIA (Continued)
#Unisem M BHD	102,000	$105,424
*United Plantations BHD	22,600	77,280
UOA Development BHD	335,000	141,572
#Uwc BHD	42,100	62,423
#*Velesto Energy BHD	1,276,083	49,305
ViTrox Corp. BHD	25,900	123,089
*VS Industry BHD	801,100	305,660
#*WCT Holdings BHD	122,392	18,325
Westports Holdings BHD	163,100	176,058
*Yinson Holdings BHD	261,000	368,715
YNH Property BHD	134,015	86,409
YTL Corp. BHD	1,300,340	197,830
YTL Power International BHD	260,953	44,427

TOTAL MALAYSIA		25,787,856

MEXICO (0.6%)
ALFA Sab de CV	1,725,090	1,252,061
Alpek SAB de CV	236,508	259,499
*Alsea SAB de CV	239,021	502,872
America Movil Sab de CV, Sponsored ADR	28,302	503,210
*America Movil SAB de CV, Class L	1,806,998	1,614,098
Arca Continental SAB de CV	61,482	375,692
*Axtel SAB de CV	675,377	153,861
Banco del Bajio SA	162,770	306,238
Becle SAB de CV	20,571	47,124
Bolsa Mexicana de Valores SAB de CV	230,541	442,610
*Cemex Sab de CV, Sponsored ADR	7,570	48,675
*Cemex SAB de CV	2,989,044	1,926,444
Coca-Cola Femsa Sab de CV, Sponsored ADR	3,136	168,560
Coca-Cola Femsa SAB de CV, Class A	13,350	72,102
Consorcio ARA SAB de CV	305,857	65,063
*Controladora Vuela Cia de Aviacion Sab de CV, Sponsored ADR	15,370	278,197
*Controladora Vuela Cia de Aviacion SAB de CV, Class A	25,993	47,385
Corp. Inmobiliaria Vesta SAB de CV	203,077	354,295
Corp. Moctezuma SAB de CV	73,800	235,414
El Puerto de Liverpool SAB de CV	40,077	177,706
*»Empresas ICA Sab de CV	117,564	549
*Financiera Independencia Sab de CV Sofom Enr	16,374	6,261
*Fomento Economico Mexicano Sab de CV, Sponsored ADR	997	81,943
*Fomento Economico Mexicano SAB de CV	41,878	345,046
GCC SAB de CV	50,206	374,290
#*Genomma Lab Internacional SAB de CV, Class B	221,511	212,421
*Gruma SAB de CV, Class B	77,554	912,655
#*Grupo Aeroportuario del Centro Norte Sab de CV, Sponsored ADR	512	24,776
*Grupo Aeroportuario del Centro Norte SAB de CV	74,672	451,565
Grupo Aeroportuario del Pacifico Sab de CV, Sponsored ADR	9,767	1,233,377
Grupo Aeroportuario del Pacifico SAB de CV, Class B	33,125	418,485
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	2,970	598,901
#Grupo Bimbo SAB de CV, Class A	317,628	942,231
*Grupo Carso SAB de CV, Class A1	76,516	257,934
Grupo Comercial Chedraui SA de CV	204,267	403,701
*Grupo Financiero Banorte SAB de CV, Class O	489,532	3,106,192
*Grupo Financiero Inbursa SAB de CV, Class O	441,883	444,615
*Grupo GICSA SAB de CV	109,089	14,019
Grupo Herdez SAB de CV	82,896	152,774

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
MEXICO (Continued)
#Grupo Industrial Saltillo SAB de CV	11,906	$17,329
Grupo Lala SAB de CV	93,077	78,655
Grupo Lamosa Sab de CV	35,276	132,652
*Grupo Mexico SAB de CV, Class B	483,224	2,124,558
#Grupo Rotoplas SAB de CV	31,616	43,754
*Grupo Sanborns Sab de CV	53,862	62,926
*Grupo Simec Sab de CV, ADR	1,049	26,031
*Grupo Simec SAB de CV, Class B	35,729	295,687
Grupo Televisa Sab , Sponsored ADR	63,561	643,237
Grupo Televisa SAB	402,868	819,738
*Grupo Traxion Sab de CV	33,240	57,619
*Hoteles City Express SAB de CV	167,851	51,884
Industrias Bachoco Sab de CV, ADR	266	11,292
Industrias Bachoco SAB de CV, Class B	63,591	226,034
*Industrias CH SAB de CV, Class B	83,707	727,338
*Industrias Penoles SAB de CV	55,136	708,531
*Kimberly-Clark de Mexico SAB de CV, Class A	336,912	534,159
La Comer SAB de CV	254,723	460,518
Megacable Holdings SAB de CV	280,049	826,937
#*Minera Frisco SAB de CV	210,105	38,865
*Nemak SAB de CV	990,847	229,106
Orbia Advance Corp. SAB de CV	492,409	1,282,617
Organizacion Cultiba SAB de CV	12,061	6,047
*Organizacion Soriana SAB de CV, Class B	151,399	182,551
Promotora y Operadora de Infraestructura SAB de CV	4,232	20,020
Promotora y Operadora de Infraestructura SAB de CV	80,704	594,781
#Qualitas Controladora SAB de CV	57,781	268,246
Regional Sab de CV	124,507	652,687
Telesites SAB de CV	437,806	400,234
#*Unifin Financiera SAB de CV	74,424	114,554
Vitro SAB de CV, Class A	16,205	18,853
Wal-Mart de Mexico SAB de CV	146,133	510,822

TOTAL MEXICO		30,981,103

NETHERLANDS (2.5%)
Aalberts NV	58,795	3,255,729
ABN AMRO Bank NV	89,301	1,315,147
*Accell Group NV	12,288	506,952
*Adyen NV	405	1,223,502
Aegon NV	329,830	1,673,731
Aegon NV, Registered , Sponsored NYS	251,107	1,268,090
*AFC Ajax NV	546	9,415
Akzo Nobel NV	58,572	6,738,911
AMG Advanced Metallurgical Group NV	7,922	234,143
*Amsterdam Commodities NV	8,922	250,897
APERAM SA	22,304	1,331,343
Arcadis NV	36,817	1,797,988
ArcelorMittal SA	14,749	500,526
#ArcelorMittal SA, Sponsored NYS	75,062	2,564,869
ASM International NV	14,661	6,640,646
ASML Holding NV	893	723,912
ASML Holding NV, Sponsored NYS	21,482	17,462,288
ASR Nederland NV	71,647	3,354,670
B&S Group Sarl	3,612	32,646

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
NETHERLANDS (Continued)
#*Basic-Fit NV	9,905	$481,426
BE Semiconductor Industries NV	45,533	4,160,632
#*Beter Bed Holding NV	7,640	46,329
Boskalis Westminster	34,192	1,020,869
Brunel International NV	6,552	90,077
Coca-Cola Europacific Partners PLC	39,096	2,071,257
Corbion NV	30,018	1,427,741
ForFarmers NV	13,965	66,664
*Fugro NV	26,659	226,138
Grandvision NV	24,330	799,625
Heijmans NV	16,397	228,464
Heineken NV	36,215	4,015,786
*Hunter Douglas NV	1,706	203,349
IMCD NV	13,172	2,927,467
ING Groep NV	212,573	3,227,512
#ING Groep NV, Sponsored ADR	92,618	1,401,310
*Intertrust NV	28,918	437,726
Kendrion NV	7,095	164,213
Koninklijke Ahold Delhaize NV	292,367	9,517,525
Koninklijke Ahold Delhaize NV, ADR	786	25,584
*Koninklijke BAM Groep NV	102,250	297,004
Koninklijke DSM NV	22,578	4,939,558
Koninklijke KPN NV	1,504,644	4,501,117
Koninklijke Philips NV, Sponsored NYS	39,145	1,849,601
Koninklijke Vopak NV	33,930	1,350,729
*Lucas Bols NV	700	8,198
Nedap N.V.	2,302	161,171
NN Group NV	62,272	3,338,008
*OCI NV	26,234	743,801
Ordina NV	48,363	201,485
PostNL NV	238,210	1,034,581
Prosus NV	13,693	1,207,637
Randstad NV	56,042	4,033,945
SBM Offshore NV	71,733	1,133,955
Signify NV	61,607	2,983,675
*Sligro Food Group NV	10,761	288,290
*»Srh NV	38,309	–
TKH Group NV	27,178	1,549,308
*TomTom NV	24,677	212,610
Universal Music Group NV	30,730	893,144
Van Lanschot Kempen NV	5,938	164,922
Wolters Kluwer NV	41,371	4,339,522

TOTAL NETHERLANDS		118,657,360

NEW ZEALAND (0.3%)
#*a2 Milk Co., Ltd. (The)	89,196	419,384
*Air New Zealand, Ltd.	375,730	449,049
Arvida Group, Ltd.	183,467	262,597
*Auckland International Airport, Ltd.	64,306	367,705
Briscoe Group, Ltd.	8,520	42,194
Chorus, Ltd. , ADR	2,187	49,959
Chorus, Ltd.	206,024	939,200
#Comvita, Ltd.	5,949	15,837
Contact Energy, Ltd.	59,220	346,675
EBOS Group, Ltd.	29,859	774,612

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
NEW ZEALAND (Continued)
Fisher & Paykel Healthcare Corp., Ltd.	40,778	$910,795
Fletcher Building, Ltd.	184,065	944,477
Fletcher Building, Ltd.	12,299	62,355
#Fonterra Co-operative Group, Ltd.	16,318	46,712
Freightways, Ltd.	44,079	408,510
Genesis Energy, Ltd.	104,739	244,358
#*Gentrack Group, Ltd.	5,110	7,058
Hallenstein Glasson Holdings, Ltd.	13,766	68,961
Heartland Group Holdings, Ltd.	201,590	339,030
*Infratil, Ltd.	178,376	1,056,983
Kathmandu Holdings, Ltd.	211,207	240,329
*Mainfreight, Ltd.	19,790	1,273,229
Mercury NZ, Ltd.	28,664	125,850
Meridian Energy, Ltd.	66,110	236,085
Napier Port Holdings, Ltd.	6,780	14,847
*NEW Zealand King Salmon Investments, Ltd.	4,992	5,109
#*New Zealand Refining Co., Ltd. (The)	70,771	43,050
NZME, Ltd.	83,243	69,401
NZX, Ltd.	73,966	91,575
Oceania Healthcare, Ltd.	89,670	89,841
*PGG Wrightson, Ltd.	8,801	28,343
Port of Tauranga, Ltd.	61,481	303,592
*Pushpay Holdings, Ltd.	169,077	229,900
*Rakon, Ltd.	14,370	15,734
*Restaurant Brands New Zealand, Ltd.	9,039	100,783
#*Ryman Healthcare, Ltd.	34,578	357,576
#*Sanford, Ltd.	22,200	80,232
Scales Corp., Ltd.	45,399	174,145
Skellerup Holdings, Ltd.	36,263	161,679
*SKY Network Television, Ltd.	114,461	155,637
SKYCITY Entertainment Group, Ltd.	327,920	750,964
Spark New Zealand, Ltd.	378,255	1,235,738
Steel & Tube Holdings, Ltd.	99,869	85,051
Summerset Group Holdings, Ltd.	110,119	1,143,486
#*Synlait Milk, Ltd.	16,752	43,159
*Tourism Holdings, Ltd.	62,429	122,863
TOWER, Ltd.	151,190	68,707
#Trustpower, Ltd.	4,520	24,034
#*Turners Automotive Group, Ltd.	4,015	12,528
Vector, Ltd.	54,504	159,534
#*Vista Group International, Ltd.	37,480	67,861
*Warehouse Group, Ltd. (The)	49,900	143,915
Z Energy, Ltd.	179,206	461,696

TOTAL NEW ZEALAND		15,872,924

NORWAY (0.7%)
ABG Sundal Collier Holding ASA	241,840	266,160
*Adevinta ASA	3,745	61,559
*AF Gruppen ASA	5,034	117,232
*Akastor ASA	70,814	49,222
Aker ASA, A Shares	2,562	235,324
Aker BP ASA	39,650	1,518,168
*Aker Solutions ASA	87,554	247,676
American Shipping Co. ASA	28,808	106,251

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
NORWAY (Continued)
*Archer, Ltd.	34,943	$20,034
*ArcticZymes Technologies ASA	5,823	60,954
*Asetek A/S	962	4,839
Atea ASA	39,793	743,240
Austevoll Seafood ASA	50,830	685,601
Bakkafrost P/F	1,985	183,076
Bank Norwegian ASA	57,578	711,957
Bonheur ASA	9,038	356,315
Borregaard ASA	48,634	1,178,581
Bouvet ASA	1,280	10,229
*BW Energy, Ltd.	19,283	62,800
BW LPG, Ltd.	42,167	224,311
BW Offshore, Ltd.	57,352	186,037
*Crayon Group Holding ASA	6,861	159,860
#DNB Bank ASA	76,909	1,825,604
*DNO ASA	269,933	392,488
Entra ASA	20,969	522,533
Equinor ASA, Sponsored ADR	36,145	919,167
*Equinor ASA	164,928	4,167,409
Europris ASA	92,211	680,194
FLEX LNG, Ltd.	12,239	246,826
*Frontline, Ltd.	60,043	533,050
*Gaming Innovation Group, Inc.	6,002	12,757
Gjensidige Forsikring ASA	12,648	314,133
*Golar LNG, Ltd.	3,007	39,181
Golden Ocean Group, Ltd.	19,143	172,437
#*Grieg Seafood ASA	33,933	376,463
*Hafnia, Ltd.	17,689	37,556
*Hexagon Composites ASA	8,722	35,076
Kid ASA	7,434	99,304
Kitron ASA	54,029	114,709
Komplett Bank ASA	21,722	19,618
#*Kongsberg Automotive ASA	150,680	53,437
Kongsberg Gruppen ASA	14,943	489,309
Leroy Seafood Group ASA	30,030	272,635
Medistim ASA	2,583	116,031
Mowi ASA	42,716	1,235,130
*Nekkar ASA	15,354	17,787
#*NEL ASA	159,809	336,836
*Nordic Semiconductor ASA	13,652	403,461
Norsk Hydro ASA	193,441	1,415,026
*Norske Skog ASA	12,104	49,722
Norway Royal Salmon ASA	1,121	23,508
*Norwegian Energy Co. ASA	2,343	45,368
*Nrc Group ASA	16,497	32,568
*Odfjell Drilling, Ltd.	46,226	116,832
*Odfjell SE, A Shares	2,716	10,178
Okeanis Eco Tankers Corp.	5,976	64,286
Orkla ASA	26,306	255,494
*Otello Corp. ASA	44,343	150,967
Pareto Bank ASA	8,257	60,127
#*PGS ASA	186,253	75,740
Protector Forsikring ASA	26,165	302,809
*Q-Free ASA	23,453	22,346
Salmar ASA	8,154	619,794
Sbanken ASA	11,283	132,046

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
NORWAY (Continued)
Scatec ASA	21,475	$421,666
Schibsted ASA, Class B	3,700	166,820
Schibsted ASA, Class A	3,700	190,570
Selvaag Bolig ASA	19,595	120,220
*Shelf Drilling, Ltd.	87,900	63,177
*Solon Eiendom ASA	8,436	38,494
Sparebank 1 Oestlandet	1,103	18,150
SpareBank 1 SR-Bank ASA	56,107	858,256
Stolt-Nielsen, Ltd.	14,968	230,024
Storebrand ASA	143,621	1,537,178
Subsea 7 SA	69,622	623,522
Telenor ASA	52,519	827,895
TGS ASA	47,856	439,678
TOMRA Systems ASA	11,535	743,428
Veidekke ASA	38,821	558,041
*Wallenius Wilhelmsen ASA	22,907	104,254
XXL ASA	70,048	115,763
Yara International ASA	28,341	1,476,802

TOTAL NORWAY		32,533,306

PERU (0.0%)
*Aenza SAA, Class A , ADR	8,827	17,124
Cementos Pacasmayo SAA , ADR	4,207	25,873
#*Cia de Minas Buenaventura SAA , Sponsored ADR	955	7,526
CrediCorp., Ltd.	3,948	511,898

TOTAL PERU		562,421

PHILIPPINES (0.2%)
Aboitiz Equity Ventures, Inc.	252,080	242,029
Aboitiz Power Corp.	157,100	100,194
AC Energy Corp.	439,721	106,943
Alliance Global Group, Inc.	1,124,000	231,890
*Apex Mining Co., Inc.	379,000	10,902
*Atlas Consolidated Mining & Development Corp.	277,700	34,706
Ayala Corp.	15,885	271,945
Ayala Land, Inc.	479,000	333,523
*Bank of the Philippine Islands	281,915	486,263
BDO Unibank, Inc.	397,886	979,521
*Belle Corp.	909,800	25,267
*Bloomberry Resorts Corp.	1,472,300	198,604
*Cebu Air, Inc.	74,220	65,150
Cebu Landmasters, Inc.	478,033	27,501
Century Pacific Food, Inc.	283,700	159,268
*Chelsea Logistics and Infrastructure Holdings Corp.	150,500	5,881
China Banking Corp.	277,867	133,118
Cosco Capital, Inc.	592,500	61,354
D&L Industries, Inc.	813,700	136,235
DMCI Holdings, Inc.	2,220,150	350,133
DoubleDragon Properties Corp.	126,160	25,728
Eagle Cement Corp.	123,800	35,364
*East West Banking Corp.	261,350	49,097
*EEI Corp.	113,400	14,622
Emperador, Inc.	507,900	184,380

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
PHILIPPINES (Continued)
*Filinvest Land, Inc.	2,767,000	$63,123
First Gen Corp.	83,700	49,977
Global Ferronickel Holdings, Inc.	428,820	18,034
*Globe Telecom, Inc.	5,920	351,841
GT Capital Holdings, Inc.	17,350	194,460
Holcim Philippines, Inc.	119,600	13,903
*Integrated Micro-Electronics, Inc.	310,479	54,693
International Container Terminal Services, Inc.	168,860	602,952
JG Summit Holdings, Inc.	306,500	366,025
*Jollibee Foods Corp.	68,710	320,583
LT Group, Inc.	367,000	73,240
Manila Electric Co.	17,040	97,014
*Manila Water Co., Inc.	313,200	164,646
*Megawide Construction Corp.	314,600	38,069
*Megaworld Corp.	2,852,500	173,719
Metro Pacific Investments Corp.	1,985,800	147,724
Metropolitan Bank & Trust Co.	461,151	436,360
Nickel Asia Corp.	1,519,860	165,222
Philex Mining Corp.	680,300	70,311
*Philippine National Bank	24,873	9,918
Philippine Stock Exchange, Inc. (The)	312	1,362
*Phoenix Petroleum Philippines, Inc.	115,600	26,142
*Pilipinas Shell Petroleum Corp.	116,030	49,717
Pldt, Inc. , Sponsored ADR	10,690	350,846
PLDT, Inc.	15,340	499,668
*»Pnb Holdings Corp.	24,721	156
Premium Leisure Corp.	1,877,000	16,197
Puregold Price Club, Inc.	333,700	279,683
RFM Corp.	137,000	12,230
Rizal Commercial Banking Corp.	104,967	40,271
Robinsons Land Corp.	1,047,378	353,212
Robinsons Retail Holdings, Inc.	250,430	309,250
San Miguel Corp.	90,210	209,196
San Miguel Food and Beverage, Inc.	54,530	82,211
*Security Bank Corp.	76,964	184,585
Semirara Mining & Power Corp.	517,340	266,829
SM Investments Corp.	575	11,007
SM Prime Holdings, Inc.	358,425	235,348
*Top Frontier Investment Holdings, Inc.	3,465	8,998
Union Bank of the Philippines	60,005	107,785
Universal Robina Corp.	85,940	235,265
Vista Land & Lifescapes, Inc.	1,668,000	124,744
Wilcon Depot, Inc.	239,200	148,047

TOTAL PHILIPPINES		11,234,181

POLAND (0.3%)
*11 bit studios SA	217	22,644
AB SA	714	10,209
*Agora SA	8,317	17,065
*Alior Bank SA	44,822	707,861
Amica SA	1,516	46,773
*AmRest Holdings SE	12,150	97,465
Apator SA	3,256	17,641
Asseco Poland SA	6,311	155,533
Auto Partner SA	3,732	12,638

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
POLAND (Continued)
Bank Handlowy w Warszawie SA	12,222	$177,506
*Bank Millennium SA	215,693	495,050
*Bank Ochrony Srodowiska SA	4,661	14,088
Bank Polska Kasa Opieki SA	18,982	627,313
*Boryszew SA	54,851	43,890
Budimex SA	3,875	247,858
*CCC SA	4,109	124,198
CD Projekt SA	869	37,902
Ciech SA	19,145	170,481
Cognor Holding SA	24,487	26,749
ComArch SA	886	49,782
Cyfrowy Polsat SA	36,563	327,234
Develia SA	100,816	90,785
*Dino Polska SA	8,103	724,395
Dom Development SA	1,479	49,712
Echo Investment SA	1,495	1,729
*Enea SA	103,846	263,350
*Erbud SA	1,560	28,644
#Eurocash SA	25,664	63,409
Fabryki Mebli Forte SA	1,825	20,920
*Famur SA	116,994	91,414
*Globe Trade Centre SA	18,382	31,585
*Grupa Azoty SA	22,035	164,710
Grupa Kety SA	2,908	456,626
*Grupa Lotos SA	57,892	900,040
*ING Bank Slaski SA	2,413	164,633
Inter Cars SA	2,270	260,216
*Jastrzebska Spolka Weglowa SA	19,759	256,736
Kernel Holding SA	31,719	478,970
KGHM Polska Miedz SA	38,511	1,481,843
LiveChat Software SA	2,273	69,559
Lpp SA	221	794,384
*Lubelski Wegiel Bogdanka SA	6,074	61,248
*mBank SA	4,307	609,861
Mirbud SA	19,238	18,579
Neuca SA	532	124,371
NEWAG SA	1,769	10,250
*Orange Polska SA	161,071	314,534
*PGE Polska Grupa Energetyczna SA	309,510	761,460
*PKP Cargo SA	10,504	48,427
Playway SA	135	15,543
Polski Koncern Naftowy ORLEN SA	68,967	1,488,794
Polskie Gornictwo Naftowe i Gazownictwo SA	101,680	153,439
*Powszechna Kasa Oszczednosci Bank Polski SA	39,680	485,717
Powszechny Zaklad Ubezpieczen SA	29,761	297,860
Santander Bank Polska SA	2,212	205,573
*Tauron Polska Energia SA	493,823	407,034
Ten Square Games SA	455	40,311
*TIM SA	1,094	11,608
*VRG SA	23,900	22,721
Warsaw Stock Exchange	11,142	123,028
Wawel SA	108	15,929
Wirtualna Polska Holding SA	1,158	42,409

TOTAL POLAND		15,082,236

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
PORTUGAL (0.2%)
Altri SGPS SA	42,109	$272,891
*Banco Comercial Portugues SA, Registered	3,684,968	665,676
*»Banco Espirito Santo SA, Registered	499,965	—
CTT-Correios de Portugal SA	45,285	249,452
EDP—Energias de Portugal SA	178,902	1,011,153
EDP Renovaveis SA	17,816	496,882
Galp Energia SGPS SA	220,380	2,293,266
*Greenvolt-Energias Renovaveis SA	765	6,038
Jeronimo Martins SGPS SA	50,768	1,151,521
#*Mota-Engil SGPS SA	52,154	81,479
Navigator Co. SA (The)	74,103	289,853
NOS SGPS SA	177,258	692,113
REN—Redes Energeticas Nacionais SGPS SA	65,309	199,149
Sonae SGPS SA	361,328	397,866

TOTAL PORTUGAL		7,807,339

QATAR (0.2%)
Aamal Co.	775,544	232,386
Al Khaleej Takaful Group Qsc	64,871	79,748
»Al Khalij Commercial Bank PQSC	305,721	188,084
Al Meera Consumer Goods Co. QSC	26,523	142,704
Barwa Real Estate Co.	491,820	425,496
Doha Bank QPSC	333,387	264,073
Doha Insurance Co. QSC	38,447	20,485
*Gulf International Services QSC	423,578	214,058
Gulf Warehousing Co.	79,627	107,117
Industries Qatar QSC	102,035	444,459
*Investment Holding Group	191,210	72,682
Mannai Corp. QSC	61,697	81,862
Masraf Al Rayan QSC	399,005	523,276
Mazaya Real Estate Development QPSC	280,466	80,265
Medicare Group	35,621	82,855
Mesaieed Petrochemical Holding Co.	414,598	273,286
Ooredoo QPSC	129,518	246,159
Qatar Electricity & Water Co. QSC	67,810	312,883
*Qatar First Bank	127,068	63,726
Qatar Fuel QSC	92,763	468,528
Qatar Gas Transport Co., Ltd.	489,061	436,542
Qatar Industrial Manufacturing Co. QSC	84,358	73,909
*Qatar Insurance Co. SAQ	416,810	280,468
Qatar International Islamic Bank QSC	159,759	429,564
Qatar Islamic Bank SAQ	103,797	525,114
Qatar National Bank QPSC	339,422	1,911,055
Qatar National Cement Co. QSC	54,520	75,903
*Salam International Investment, Ltd. QSC	394,015	103,238
United Development Co. QSC	867,345	369,950
Vodafone Qatar QSC	730,335	324,950
Widam Food Co.	18,611	20,850

TOTAL QATAR		8,875,675

RUSSIAN FEDERATION (0.3%)
Etalon Group PLC, Registered , GDR	68,399	107,523
Gazprom PJSC, Sponsored ADR	21,000	206,850
Gazprom PJSC, ADR	162,969	1,598,074

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
RUSSIAN FEDERATION (Continued)
Globaltrans Investment PLC, GDR	46,684	$411,286
LUKOIL PJSC, Sponsored ADR	4,888	498,723
LUKOIL PJSC, ADR	18,449	1,881,798
Magnitogorsk Iron & Steel Works PJSC, GDR	39,857	486,255
*Mail.Ru Group, Ltd. , GDR	11,740	240,200
*Mechel PJSC, ADR	18,460	77,532
MMC Norilsk Nickel PJSC, ADR	28,296	885,382
Mobile TeleSystems PJSC, Sponsored ADR	62,662	575,864
Novatek PJSC, GDR	516	130,806
Novolipetsk Steel PJSC, GDR	20,659	652,411
PhosAgro PJSC, GDR	19,434	464,861
Polyus PJSC, Class G , GDR	3,186	315,733
Qiwi PLC, Sponsored ADR	4,768	41,720
Ros Agro PLC, Registered , GDR	22,112	367,501
Rosneft Oil Co. PJSC, GDR	184,938	1,647,798
Rostelecom PJSC, Sponsored ADR	10,240	82,841
Rostelecom PJSC, ADR	8,231	64,696
RusHydro PJSC, ADR	224,424	245,520
Sberbank of Russia PJSC, Sponsored ADR	33,168	666,013
Sberbank of Russia PJSC, ADR	58,680	1,174,774
Severstal PAO , GDR	15,581	356,182
Severstal PAO , Sponsored GDR	4,738	107,908
Tatneft PJSC, Sponsored ADR	25,235	1,151,094
Tatneft PJSC, ADR	9,520	435,540
*VEON, Ltd. , Sponsored ADR	125,134	264,033
VTB Bank PJSC, GDR	471,930	687,130
X5 Retail Group NV, GDR	22,397	762,394

TOTAL RUSSIAN FEDERATION		16,588,442

SAUDI ARABIA (0.8%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	15,184	89,382
Abdullah Al Othaim Markets Co.	13,324	411,346
Advanced Petrochemical Co.	13,239	262,599
*Al Alamiya For Cooperative Insurance Co.	5,354	37,398
Al Babtain Power & Telecommunication Co.	11,865	117,040
Al Hammadi Co. for Development and Investment	12,672	142,906
*Al Hassan Ghazi Ibrahim Shaker Co.	14,581	93,607
*Al Jouf Cement Co.	33,735	107,926
Al Khaleej Training and Education Co.	4,245	31,405
Al Moammar Information Systems Co.	2,460	98,508
Al Rajhi Bank	84,842	3,135,008
*Al Rajhi Co. for Co-operative Insurance	9,689	241,004
Al Yamamah Steel Industries Co.	8,808	106,375
*AlAbdullatif Industrial Investment Co.	8,254	75,808
Alandalus Property Co.	10,725	57,415
Aldrees Petroleum and Transport Services Co.	10,248	202,179
*Al-Etihad Cooperative Insurance Co.	9,148	53,802
Alinma Bank	159,915	1,072,239
*Aljazira Takaful Ta’awuni Co.	6,567	48,409
*Allianz Saudi Fransi Cooperative Insurance Co.	8,030	53,949
Almarai Co. JSC	26,916	379,604
*Alujain Holding	2,015	34,059
Arab National Bank	14,556	89,333
Arabian Cement Co.	18,008	187,238

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
Arabian Centres Co., Ltd.	23,473	$159,578
*Arabian Shield Cooperative Insurance Co.	7,704	50,033
Arriyadh Development Co.	31,399	222,670
*Aseer Trading Tourism & Manufacturing Co.	28,188	171,192
Astra Industrial Group	23,081	265,522
*AXA Cooperative Insurance Co.	10,630	102,732
*Bank AlBilad	90,899	1,022,671
Bank Al-Jazira	137,065	701,604
Banque Saudi Fransi	3,321	37,408
*Basic Chemical Industries, Ltd.	5,420	68,276
*Batic Investments and Logistic Co.	4,349	49,741
Bawan Co.	12,761	134,894
Bupa Arabia for Cooperative Insurance Co.	10,244	394,914
City Cement Co.	26,119	168,653
Co. For Cooperative Insurance (The)	19,516	447,459
Dallah Healthcare Co.	7,412	143,264
*Dar Al Arkan Real Estate Development Co.	259,402	683,965
*Dur Hospitality Co.	14,869	141,717
Eastern Province Cement Co.	15,419	197,316
Electrical Industries Co.	5,577	45,200
*Emaar Economic City	145,161	491,494
Etihad Etisalat Co.	188,919	1,523,581
Fitaihi Holding Group	3,170	41,454
Hail Cement Co.	17,472	68,753
Halwani Brothers Co.	4,216	105,206
Herfy Food Services Co.	5,236	91,573
Jarir Marketing Co.	9,188	496,768
*Jazan Energy and Development Co.	13,313	83,337
Leejam Sports Co. JSC	3,928	118,964
Maharah Human Resources Co.	3,533	81,004
*Malath Cooperative Insurance Co.	10,359	79,814
*Mediterranean & Gulf Insurance & Reinsurance Co.(The)	8,185	50,931
*Methanol Chemicals Co.	9,142	86,523
*Middle East Healthcare Co.	9,974	98,652
*Middle East Paper Co.	14,592	180,119
*Mobile Telecommunications Co.	222,627	806,013
Mouwasat Medical Services Co.	7,901	378,736
Najran Cement Co.	40,781	205,487
*Nama Chemicals Co.	2,845	31,022
*National Agriculture Development Co. (The)	25,821	244,380
*National Co for Glass Manufacturing (The)	4,939	48,588
National Gas & Industrialization Co.	8,440	132,982
National Gypsum	2,553	31,377
*National Industrialization Co.	112,236	745,068
National Medical Care Co.	11,148	180,703
National Petrochemical Co.	33,174	425,410
Northern Region Cement Co.	37,269	147,848
Qassim Cement Co. (The)	14,012	304,828
*Rabigh Refining & Petrochemical Co.	96,245	731,286
Riyad Bank	115,253	907,976
SABIC Agri-Nutrients Co.	16,611	726,280
Sahara International Petrochemical Co.	125,225	1,465,616
*Salama Cooperative Insurance Co.	7,968	46,522
*Saudi Arabian Mining Co.	40,373	878,306
Saudi Automotive Services Co.	11,420	102,908
Saudi Basic Industries Corp.	31,058	1,068,139

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
Saudi British Bank (The)	12,690	$112,153
Saudi Cement Co.	28,476	449,433
Saudi Ceramic Co.	18,465	267,309
Saudi Chemical Co. Holding	19,265	194,915
Saudi Co. For Hardware CJSC	4,141	63,370
Saudi Electricity Co.	30,904	234,814
*Saudi Ground Services Co.	22,744	226,173
Saudi Industrial Investment Group	62,164	627,291
Saudi Industrial Services Co.	25,547	239,744
Saudi Investment Bank (The)	7,557	36,305
*Saudi Kayan Petrochemical Co.	386,563	2,098,276
*Saudi Marketing Co.	10,474	90,334
Saudi National Bank (The)	173,121	3,041,583
*Saudi Paper Manufacturing Co.	775	12,376
Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,974	79,578
*Saudi Printing & Packaging Co.	10,200	73,830
*Saudi Public Transport Co.	14,061	90,718
*Saudi Re for Cooperative Reinsurance Co.	16,970	86,413
*Saudi Real Estate Co.	12,843	76,492
*Saudi Research & Marketing Group	7,364	331,792
Saudi Telecom Co.	44,284	1,381,329
Saudia Dairy & Foodstuff Co.	5,235	228,889
Savola Group (The)	96,943	945,937
*Seera Group Holding	79,978	494,678
Southern Province Cement Co.	20,908	399,108
*Tabuk Cement Co.	14,840	75,171
*Takween Advanced Industries Co.	12,357	66,613
Umm Al-Qura Cement Co.	14,668	103,825
United Electronics Co.	6,189	232,321
United International Transportation Co.	20,551	275,043
United Wire Factories Co.	8,670	79,167
*Walaa Cooperative Insurance Co.	8,863	51,606
*Yamama Cement Co.	36,465	269,290
Yanbu Cement Co.	23,315	238,067
Yanbu National Petrochemical Co.	20,984	425,733
Zahrat Al Waha For Trading Co.	2,134	43,239
*Zamil Industrial Investment Co.	10,654	100,408

TOTAL SAUDI ARABIA		39,388,319

SINGAPORE (0.6%)
»Accordia Golf Trust	312,200	—
AEM Holdings, Ltd.	59,700	185,497
*Amara Holdings, Ltd.	25,000	6,952
*Aspial Corp., Ltd.	58,100	5,084
*Avarga, Ltd.	188,400	41,215
*Banyan Tree Holdings, Ltd.	203,300	51,258
*»Best World International, Ltd.	114,600	21,484
*Bonvests Holdings, Ltd.	22,000	15,336
Boustead Projects, Ltd.	15,189	11,376
Bukit Sembawang Estates, Ltd.	56,100	217,577
Bund Center Investment, Ltd.	64,750	24,728
CapitaLand Integrated Commercial Trust	50	80
*Capitaland Investment, Ltd.	152,500	389,025
*Centurion Corp., Ltd.	57,200	13,998

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SINGAPORE (Continued)
China Aviation Oil Singapore Corp., Ltd.	132,800	$98,480
China Sunsine Chemical Holdings, Ltd.	230,000	86,986
Chip Eng Seng Corp., Ltd.	198,400	63,264
City Developments, Ltd.	74,700	405,491
Civmec, Ltd.	16,000	8,424
ComfortDelGro Corp., Ltd.	606,000	701,046
*COSCO Shipping International Singapore Co., Ltd.	139,800	28,509
CSE Global, Ltd.	83,500	31,889
Dairy Farm International Holdings, Ltd.	39,800	142,086
*DBS Group Holdings, Ltd.	124,974	2,922,084
Del Monte Pacific, Ltd.	252,659	73,072
Delfi, Ltd.	21,900	12,505
*»Ezion Holdings, Ltd.	1,747,154	10,494
#*»Ezra Holdings, Ltd.	767,465	1,172
Far East Orchard, Ltd.	55,776	45,911
First Resources, Ltd.	228,800	302,013
Food Empire Holdings, Ltd.	131,300	79,841
Frasers Property, Ltd.	110,100	95,526
Frencken Group, Ltd.	147,500	249,388
*Fu Yu Corp., Ltd.	231,600	49,806
*Gallant Venture, Ltd.	282,900	27,063
Genting Singapore, Ltd.	490,000	283,426
Geo Energy Resources, Ltd.	267,800	67,521
*Golden Agri-Resources, Ltd.	2,679,700	526,600
*Golden Energy & Resources, Ltd.	117,900	31,038
Great Eastern Holdings, Ltd.	6,700	106,922
*GuocoLand, Ltd.	129,766	163,591
*Halcyon Agri Corp., Ltd.	115,355	22,669
*Hiap Hoe, Ltd.	39,000	19,088
Ho Bee Land, Ltd.	79,100	165,415
*Hong Fok Corp., Ltd.	141,220	82,732
Hong Leong Asia, Ltd.	146,400	91,195
Hongkong Land Holdings, Ltd.	147,400	812,174
Hotel Grand Central, Ltd.	42,775	33,465
Hour Glass, Ltd. (The)	18,700	27,180
Hutchison Port Holdings Trust, Class U	2,676,800	575,512
*»Hyflux, Ltd.	291,500	17,942
iFAST Corp., Ltd.	61,900	397,060
*Indofood Agri Resources, Ltd.	175,000	42,825
Japfa, Ltd.	369,240	187,564
Jardine Cycle & Carriage, Ltd.	24,355	406,368
Keppel Corp., Ltd.	200,100	798,323
Keppel Infrastructure Trust	710,515	279,253
KSH Holdings, Ltd.	66,000	17,620
Low Keng Huat Singapore, Ltd.	66,000	23,493
*Mandarin Oriental International, Ltd.	21,800	50,576
*»Midas Holdings, Ltd.	550,500	14,696
*mm2 Asia, Ltd.	270,800	11,848
NetLink NBN Trust	238,000	180,022
*Oceanus Group, Ltd.	2,196,800	65,163
Olam International, Ltd.	180,205	227,177
OUE, Ltd.	165,800	169,673
Oversea-Chinese Banking Corp., Ltd.	155,626	1,361,799
Oxley Holdings, Ltd.	468,652	69,507
*Pan-United Corp., Ltd.	53,750	12,157
Q&M Dental Group Singapore, Ltd.	112,920	47,312

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SINGAPORE (Continued)
QAF, Ltd.	102,907	$66,773
*Raffles Education Corp., Ltd.	143,481	8,193
Raffles Medical Group, Ltd.	84,311	85,655
Riverstone Holdings, Ltd.	165,200	105,356
*SATS, Ltd.	142,370	442,366
SBS Transit, Ltd.	22,300	49,776
Sembcorp Industries, Ltd.	652,700	972,879
*Sembcorp Marine, Ltd.	8,508,220	498,442
Sheng Siong Group, Ltd.	252,300	265,677
*SIA Engineering Co., Ltd.	16,700	26,874
SIIC Environment Holdings, Ltd.	499,200	83,292
*Sinarmas Land, Ltd.	520,200	104,156
Sing Holdings, Ltd.	16,000	4,509
*Singapore Airlines, Ltd.	556,850	2,147,290
*Singapore Exchange, Ltd.	124,600	894,422
Singapore Land Group, Ltd.	80,613	162,003
Singapore Technologies Engineering, Ltd.	180,900	513,791
Singapore Telecommunications, Ltd.	40,000	73,563
Singapore Telecommunications, Ltd.	589,700	1,093,252
*Stamford Land Corp., Ltd.	150,000	56,174
StarHub, Ltd.	209,100	192,276
*»Swiber Holdings, Ltd.	105,749	1,600
*Tai Sin Electric, Ltd.	55,856	16,568
Tuan Sing Holdings, Ltd.	243,540	88,494
*UMS Holdings, Ltd.	243,750	238,598
United Overseas Bank, Ltd.	108,392	2,150,156
UOB-Kay Hian Holdings, Ltd.	121,701	142,594
UOL Group, Ltd.	137,755	738,575
Valuetronics Holdings, Ltd.	309,480	133,110
Venture Corp., Ltd.	93,700	1,307,006
Vicom, Ltd.	18,400	28,108
Wee Hur Holdings, Ltd.	112,500	16,351
Wilmar International, Ltd.	213,900	685,241
*Wing Tai Holdings, Ltd.	211,800	304,703

TOTAL SINGAPORE		27,505,389

SOUTH AFRICA (1.6%)
Absa Group, Ltd.	222,777	2,051,893
Adcock Ingram Holdings, Ltd.	28,223	90,964
Advtech, Ltd.	276,567	349,348
AECI, Ltd.	70,081	518,231
African Rainbow Minerals, Ltd.	56,458	755,980
Afrimat, Ltd.	19,640	65,122
Alexander Forbes Group Holdings, Ltd.	384,692	111,105
Altron, Ltd., Class A	61,028	44,004
Alviva Holdings, Ltd.	57,884	56,856
Anglo American Platinum, Ltd.	10,754	1,091,955
#AngloGold Ashanti, Ltd. , Sponsored ADR	49,366	912,284
AngloGold Ashanti, Ltd.	36,658	688,013
Aspen Pharmacare Holdings, Ltd.	139,860	2,238,220
*Astral Foods, Ltd.	26,679	310,670
*Aveng, Ltd.	7,346,707	29,000
AVI, Ltd.	147,219	766,120
Balwin Properties, Ltd.	30,346	6,987

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SOUTH AFRICA (Continued)
*Barloworld, Ltd.	131,044	$1,106,029
Bid Corp., Ltd.	64,263	1,386,051
Bidvest Group, Ltd. (The)	76,133	958,625
*Blue Label Telecoms, Ltd.	237,264	86,476
Capitec Bank Holdings, Ltd.	15,477	1,737,884
Cashbuild, Ltd.	13,762	240,735
*City Lodge Hotels, Ltd.	256,396	91,088
*Clicks Group, Ltd.	71,269	1,307,411
Coronation Fund Managers, Ltd.	81,420	271,096
*Curro Holdings, Ltd.	41,356	33,466
*DataTec, Ltd.	119,829	327,953
Dis-Chem Pharmacies, Ltd.	59,209	124,456
*Discovery, Ltd.	110,176	1,014,272
*Distell Group Holdings, Ltd.	16,311	196,129
DRDGOLD, Ltd.	30,163	27,226
*EOH Holdings, Ltd.	18,687	9,405
Exxaro Resources, Ltd.	88,827	977,389
*Famous Brands, Ltd.	23,111	111,997
FirstRand, Ltd.	598,714	2,284,960
*Foschini Group, Ltd. (The)	148,634	1,268,278
Gold Fields, Ltd. , Sponsored ADR	502,437	4,662,615
*Grindrod Shipping Holdings, Ltd.	5,985	85,763
*Grindrod, Ltd.	206,608	69,730
Harmony Gold Mining Co., Ltd.	14,209	51,872
#Harmony Gold Mining Co., Ltd. , Sponsored ADR	199,683	722,852
Hudaco Industries, Ltd.	19,536	175,991
Impala Platinum Holdings, Ltd.	237,506	3,093,672
Imperial Logistics, Ltd.	97,154	400,760
Investec, Ltd.	112,014	515,854
Italtile, Ltd.	90,429	105,064
JSE, Ltd.	29,744	208,815
KAP Industrial Holdings, Ltd.	843,338	261,879
Kumba Iron Ore, Ltd.	23,306	711,753
Lewis Group, Ltd.	40,500	115,105
*Liberty Holdings, Ltd.	87,314	518,312
*Life Healthcare Group Holdings, Ltd.	850,033	1,360,053
*Long4Life, Ltd.	163,116	64,173
*Massmart Holdings, Ltd.	51,006	210,198
Metair Investments, Ltd.	98,252	187,390
MiX Telematics, Ltd. , Sponsored ADR	7,590	95,103
Momentum Metropolitan Holdings	611,704	791,191
Motus Holdings, Ltd.	96,763	648,885
*Mpact, Ltd.	81,828	183,036
Mr Price Group, Ltd.	70,155	922,907
*MTN Group, Ltd.	550,420	4,960,298
MultiChoice Group	125,476	1,002,735
*Murray & Roberts Holdings, Ltd.	118,042	108,335
*Nampak, Ltd.	49,933	12,779
Nedbank Group, Ltd.	140,487	1,607,375
NEPI Rockcastle PLC	64,985	437,794
*Netcare, Ltd.	569,808	633,911
*Northam Platinum Holdings, Ltd.	122,047	1,836,727
Oceana Group, Ltd.	38,491	155,129
Old Mutual, Ltd.	2,422,438	2,484,593
Omnia Holdings, Ltd.	88,576	369,105
*Pepkor Holdings, Ltd.	330,382	522,308

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SOUTH AFRICA (Continued)
*Pick n Pay Stores, Ltd.	137,682	$540,764
*PPC, Ltd.	783,519	275,263
*PSG Group, Ltd.	88,711	446,356
PSG Konsult, Ltd.	39,560	36,150
Raubex Group, Ltd.	82,409	177,017
RCL Foods, Ltd.	37,465	31,747
Reunert, Ltd.	101,585	338,906
RFG Holdings, Ltd.	35,527	29,053
Royal Bafokeng Platinum, Ltd.	108,736	783,615
Sanlam, Ltd.	457,156	1,887,272
Santam, Ltd.	18,866	315,261
*Sappi, Ltd.	309,588	949,743
#*Sasol, Ltd. , Sponsored ADR	78,283	1,312,023
*Sasol, Ltd.	15,328	258,771
Shoprite Holdings, Ltd.	125,550	1,499,084
Sibanye Stillwater, Ltd. , ADR	49,830	707,586
Sibanye Stillwater, Ltd.	822,803	2,887,389
SPAR Group, Ltd. (The)	77,528	994,501
*Spur Corp., Ltd.	23,750	30,016
Standard Bank Group, Ltd.	372,456	3,318,534
*Steinhoff International Holdings NV	314,204	49,818
*Sun International, Ltd.	113,238	240,184
Super Group, Ltd.	250,572	526,201
*Telkom SA SOC, Ltd.	191,727	639,889
*Thungela Resources, Ltd.	10,258	48,216
Tiger Brands, Ltd.	54,404	689,606
Truworths International, Ltd.	165,523	587,171
*Tsogo Sun Gaming, Ltd.	157,765	127,354
Vodacom Group, Ltd.	116,399	1,038,248
Wilson Bayly Holmes-Ovcon, Ltd.	29,309	206,069
Woolworths Holdings, Ltd.	351,434	1,246,435

TOTAL SOUTH AFRICA		76,159,982

SPAIN (1.4%)
Acciona SA	12,534	2,404,917
Acerinox SA	92,847	1,293,123
ACS Actividades de Construccion y Servicios SA	67,092	1,757,038
Aedas Homes SA	825	23,725
*Aena SME SA	7,229	1,185,007
*Alantra Partners SA	614	11,511
Almirall SA	21,093	313,666
*Amadeus IT Group SA	39,238	2,626,401
*Amper SA	310,784	69,413
Applus Services SA	83,813	759,450
*Atresmedia Corp. de Medios de Comunicacion SA	37,599	153,682
Azkoyen SA	4,453	29,579
Banco Bilbao Vizcaya Argentaria SA	487,011	3,416,494
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	228,912	1,595,517
*Banco de Sabadell SA	2,523,110	2,033,391
Banco Santander SA	116,432	422,244
Banco Santander SA	1,186,958	4,500,612
Bankinter SA	257,810	1,420,742
CaixaBank SA	726,721	2,089,874
*»CAJA de Ahorros del Mediterraneo	4,397	—

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SPAIN (Continued)
Cellnex Telecom SA	93,679	$5,765,228
Cia de Distribucion Integral Logista Holdings SA	18,856	402,380
CIE Automotive SA	25,604	696,901
Construcciones y Auxiliar de Ferrocarriles SA	7,787	341,986
Ebro Foods SA	30,528	606,236
*eDreams ODIGEO SA	21,208	186,035
Elecnor SA	10,299	125,144
Enagas SA	114,400	2,569,009
*Ence Energia y Celulosa SA	71,139	183,092
Endesa SA	33,860	781,532
*Ercros SA	47,819	193,685
Faes Farma SA	195,485	798,120
Ferrovial SA	3,998	126,123
Fluidra SA	14,942	571,487
Fomento de Construcciones y Contratas SA	32,184	409,693
*Gestamp Automocion SA	39,599	176,979
Global Dominion Access SA	50,319	269,903
Grifols SA	31,000	710,139
Grupo Catalana Occidente SA	12,740	453,357
Grupo Empresarial San Jose SA	7,310	36,376
Iberdrola SA	682,474	8,067,713
Iberpapel Gestion SA	351	8,002
*Indra Sistemas SA	49,833	602,642
Industria de Diseno Textil SA	67,238	2,430,814
Laboratorios Farmaceuticos Rovi SA	945	66,272
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	210,927	424,724
#Mapfre SA	363,125	769,222
*Mediaset Espana Comunicacion SA	113,398	590,533
*Melia Hotels International SA	56,304	414,533
Metrovacesa SA	1,751	15,319
Miquel y Costas & Miquel SA	11,594	160,737
*Obrascon Huarte Lain SA	69,591	56,696
Pharma Mar SA	1,259	97,821
Prim SA	2,407	39,136
*Promotora de Informaciones SA, Class A	72,018	50,256
Prosegur Cash SA	33,373	22,863
Prosegur Cia de Seguridad SA	106,234	301,200
*Realia Business SA	69,999	59,459
#Red Electrica Corp. SA	77,204	1,609,087
Repsol SA, Sponsored ADR	41,900	538,834
*Repsol SA	218,688	2,798,008
Sacyr SA	218,383	621,699
*Siemens Gamesa Renewable Energy SA	6,995	189,664
*Solaria Energia y Medio Ambiente SA	5,790	115,717
*Solarpack Corp. Tecnologica SA	493	15,090
*Talgo SA	4,147	22,844
*Tecnicas Reunidas SA	3,605	32,624
#*Telefonica SA, Sponsored ADR	54,763	238,219
*Telefonica SA	551,029	2,400,533
#*Tubacex SA	41,556	82,908
Unicaja Banco SA	489,989	524,510
Vidrala SA	7,616	808,206
*Viscofan SA	20,280	1,388,189
*Vocento SA	6,696	7,981

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SPAIN (Continued)
Zardoya Otis SA	54,539	$438,019

TOTAL SPAIN		67,519,865

SWEDEN (2.5%)
AAK AB	10,600	231,661
AcadeMedia AB	37,991	272,044
AddLife AB, Class B	21,816	892,097
AddNode Group AB	6,360	263,257
AddTech AB, B Shares	62,536	1,398,022
AFRY AB	23,983	714,310
Alfa Laval AB	49,360	2,113,253
Alimak Group AB	8,628	117,136
Ambea AB	23,540	163,630
*Annehem Fastigheter AB, Class B	21,544	92,563
*AQ Group AB	828	27,476
*Arise AB	3,191	15,976
Arjo AB, Class B	56,597	771,013
Assa Abloy AB, Class B	33,603	984,008
Atlas Copco AB, Class B	27,621	1,493,853
Atlas Copco AB, Class A	50,223	3,226,763
Atrium Ljungberg AB, B Shares	9,002	206,694
*Attendo AB	40,806	175,321
Avanza Bank Holding AB	36,123	1,433,816
Axfood AB	18,043	442,225
Beijer Alma AB, Class B	22,051	553,297
*Beijer Electronics Group AB	9,700	85,610
Beijer Ref AB	53,013	1,088,839
Bergman & Beving AB	12,025	217,020
Besqab AB	1,033	21,289
Betsson AB	73,663	512,901
#*Better Collective A/S	1,251	26,510
*Bhg Group AB	5,703	65,639
Bilia AB, A Shares	63,056	1,119,641
BillerudKorsnas AB	63,397	1,325,000
BioGaia AB, B Shares	6,804	418,293
Biotage AB	17,611	569,228
Boliden AB	104,052	3,669,715
Bonava AB, B Shares	32,578	321,475
Bravida Holding AB	47,201	709,513
Bufab AB	16,525	704,215
Bulten AB	6,216	55,802
Byggmax Group AB	40,103	343,200
Castellum AB	18,860	501,557
Catella AB	15,449	69,074
Catena AB	4,684	285,234
#*Catena Media PLC	5,976	39,814
*Cavotec SA	5,047	13,281
Cellavision AB	2,324	105,694
Clas Ohlson AB, B Shares	25,216	271,288
Cloetta AB, B Shares	96,192	305,314
Concentric AB	20,211	594,199
Coor Service Management Holding AB	22,462	217,859
Corem Property Group AB, Class B	52,370	173,784
Dios Fastigheter AB	14,899	173,390
Dometic Group AB	149,141	2,168,045

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWEDEN (Continued)
*Doro AB	9,675	$75,476
*Duni AB, Class A	11,410	159,157
#Dustin Group AB	33,833	414,024
Eastnine AB	8,283	144,279
Elanders AB, Class B	4,907	84,559
#Electrolux AB, Class B	49,363	1,120,201
*Electrolux Professional AB	44,147	340,284
Elekta AB, Class B	34,624	402,015
*Eltel AB	18,432	37,557
*Enea AB	4,344	119,620
Eolus Vind AB	1,116	20,472
Epiroc AB	38,078	809,133
Epiroc AB	40,629	1,010,935
Essity AB, Class B	80,200	2,594,115
Essity AB, Class A	3,631	117,531
Evolution AB	5,053	817,329
Ework Group AB	3,724	47,523
Fabege AB	19,571	330,874
Fagerhult AB	15,646	125,518
*Fastighets AB Balder, B Shares	5,706	413,375
Fastpartner AB	322	3,014
FastPartner AB, Class A	10,334	147,276
Fenix Outdoor International AG	789	116,120
Ferronordic AB	4,563	156,200
*Fingerprint Cards AB, Class B	15,173	36,340
Formpipe Software AB	4,982	18,563
#G5 Entertainment AB	2,732	149,698
GARO AB	2,029	51,029
Getinge AB, Class B	32,383	1,449,006
GHP Specialty Care AB	14,434	43,108
Granges AB	64,322	699,877
H & M Hennes & Mauritz AB, Class B	73,063	1,369,809
*Haldex AB	20,108	120,107
Hexagon AB	70,005	1,124,840
Hexatronic Group AB	3,990	174,448
Hexpol AB	65,230	761,783
HMS Networks AB	3,137	178,975
Holmen AB, Class B	19,680	872,579
Hufvudstaden AB, Class A	11,429	182,577
*Humana AB	23,713	197,965
Husqvarna AB, A Shares	14,304	204,854
Husqvarna AB, Class B	133,988	1,905,645
ICA Gruppen AB	8,788	454,314
#Industrivarden AB, Class A	1,638	54,022
Indutrade AB	71,727	2,087,044
Instalco AB	6,266	331,959
Intrum AB	28,950	819,775
Inwido AB	53,211	975,809
*Itab Shop Concept AB	3,537	5,692
JM AB	31,451	1,272,541
Kindred Group PLC	69,240	967,433
KNOW IT AB	17,201	690,964
Kungsleden AB	34,306	471,341
Lagercrantz Group AB, B Shares	61,467	823,043
LeoVegas AB	39,568	149,362

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWEDEN (Continued)
Lifco AB	21,302	$620,321
Lime Technologies AB	2,116	85,394
Lindab International AB	36,456	1,194,471
Loomis AB	47,020	1,269,597
*Lundin Energy AB	21,512	849,609
Medicover AB, Class B	10,261	309,437
*Medivir AB	8,875	10,127
*Mekonomen AB	26,242	540,820
*Millicom International Cellular SA	60,988	2,133,178
MIPS AB	7,298	881,181
*Modern Times Group MTG AB, Class B	16,240	185,876
Momentum Group AB	11,021	282,952
Munters Group AB	13,973	103,148
Mycronic AB	30,253	701,682
*NCC AB, Class B	24,724	428,068
Nederman Holding AB	1,650	36,310
*Nelly Group AB	4,321	14,943
*Net Insight AB, Class B	97,523	36,790
*New Wave Group AB, Class B	19,517	330,870
Nibe Industrier AB	19,196	285,755
Nobia AB	75,510	464,657
Nobina AB	72,537	694,247
Nolato AB	154,574	2,040,949
*Nordic Entertainment Group AB, Class B	15,399	890,752
Nordic Waterproofing Holding AB	2,268	67,339
Oem International AB	8,658	194,562
Peab AB, Class B	114,349	1,433,939
Platzer Fastigheter Holding AB, Class B	5,668	92,393
*Pricer AB, Class B	52,318	156,677
Proact It Group AB	17,259	173,826
*Qliro AB	4,321	13,559
Ratos AB, B Shares	103,694	596,194
*RaySearch Laboratories AB	7,166	50,980
Resurs Holding AB	29,603	159,243
Rottneros AB	45,215	52,646
Saab AB, Class B	18,127	504,014
Sagax AB, Class B	15,230	595,829
Samhallsbyggnadsbolaget i Norden AB	231,041	1,549,509
Sandvik AB	87,884	2,225,624
#*Sas AB	1,213,090	211,092
Scandi Standard AB	31,872	158,646
#*Scandic Hotels Group AB	29,877	144,019
Sectra AB, Class B	23,500	573,511
Securitas AB, Class B	94,497	1,562,389
Semcon AB	7,689	110,118
*Sensys Gatso Group AB	132,179	14,929
*Sinch AB	5,100	96,703
*Skandinaviska Enskilda Banken AB, Class C	1,689	27,060
*Skandinaviska Enskilda Banken AB, Class A	127,518	1,993,281
Skanska AB, Class B	73,579	1,867,640
SKF AB, Class B	94,056	2,179,326
SKF AB, Class A	3,415	80,320
*SkiStar AB	14,478	301,748
*SSAB AB	73,711	367,651
*SSAB AB, Class A	96,409	548,920
*SSAB AB, Class B	153,348	764,553

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWEDEN (Continued)
*SSAB AB	13,020	$74,372
*Stendorren Fastigheter AB	1,814	53,014
Svenska Cellulosa AB SCA, Class A	5,089	80,111
Svenska Cellulosa AB SCA, Class B	110,861	1,728,391
#Svenska Handelsbanken AB, Class B	2,965	37,457
Svenska Handelsbanken AB, Class A	103,526	1,185,393
Sweco AB, Class B	59,184	942,010
Swedbank AB, Class A	61,415	1,331,773
Swedish Match AB	97,165	855,066
*Swedish Orphan Biovitrum AB, Class A	8,319	225,689
#Systemair AB	14,540	140,177
Tele2 AB, Class B	68,156	961,413
Telefonaktiebolaget LM Ericsson, Class B	350,175	3,832,619
Telefonaktiebolaget LM Ericsson, Class A	6,342	69,412
Telia Co. AB	417,996	1,644,778
Tethys Oil AB	7,070	51,450
Thule Group AB	25,516	1,470,026
Trelleborg AB, Class B	68,870	1,572,900
Troax Group AB	15,479	634,407
Vitec Software Group AB	4,869	287,429
Vitrolife AB	5,537	360,387
Volvo AB, Class A	42,804	1,010,730
Volvo AB, Class B	288,367	6,712,503
Wallenstam AB, B Shares	19,704	345,052
Wihlborgs Fastigheter AB	24,962	590,590

TOTAL SWEDEN		119,468,450

SWITZERLAND (4.9%)
#ABB, Ltd. , Sponsored ADR	2,290	75,662
ABB, Ltd., Registered	94,500	3,132,591
Adecco Group AG	61,388	3,095,097
Alcon, Inc.	2,807	232,424
Alcon, Inc.	63,502	5,293,527
Allreal Holding AG, Registered	5,345	1,132,467
ALSO Holding AG, Registered	2,999	889,443
*ams AG	41,710	825,755
*Apg Sga SA	506	114,629
Arbonia AG	23,513	511,561
*Aryzta AG	398,122	521,534
*Ascom Holding AG, Registered	12,384	192,723
*Autoneum Holding AG	1,999	313,277
Bachem Holding AG, Registered B	506	407,569
Baloise Holding AG, Registered	16,863	2,694,389
Banque Cantonale de Geneve	541	99,467
Banque Cantonale Vaudoise, Registered	11,000	887,223
*Barry Callebaut AG	1,117	2,589,118
Belimo Holding AG	927	539,714
Bell Food Group AG	1,066	342,987
Bellevue Group AG	4,979	223,953
Berner Kantonalbank AG, Registered	1,620	373,198
BKW AG	5,847	775,547
*Bobst Group SA, Registered	4,280	349,426
Bossard Holding AG, Registered A	4,527	1,664,648
Bucher Industries AG, Registered	4,301	2,172,740

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Burckhardt Compression Holding AG	1,393	$586,928
Burkhalter Holding AG	2,071	150,041
Bystronic AG	561	772,354
Calida Holding AG	2,049	108,757
Carlo Gavazzi Holding AG	216	59,570
Cembra Money Bank AG	11,813	789,257
Chocoladefabriken Lindt & Spruengli AG	11	1,323,010
Cicor Technologies, Ltd.	1,054	67,594
Cie Financiere Richemont SA, Registered	36,994	4,578,956
CIE Financiere Tradition SA	869	106,039
Clariant AG, Registered	98,933	2,085,307
Coltene Holding AG, Registered	1,624	205,455
Comet Holding AG	4	1,488
*COSMO Pharmaceuticals NV	461	35,165
Credit Suisse Group AG, Registered	168,897	1,761,889
Credit Suisse Group AG , Sponsored ADR	94,326	972,501
Daetwyler Holding AG	1,724	670,733
DKSH Holding AG	17,009	1,364,443
dormakaba Holding AG	1,068	793,037
*Dottikon Es Holding AG	162	59,570
*Dufry AG, Registered	22,209	1,175,892
EFG International AG	44,537	313,404
Emmi AG	753	786,581
EMS-Chemie Holding AG	971	964,358
Energiedienst Holding AG	1,995	101,087
*Evolva Holding SA	73,727	11,296
*Feintool International Holding AG	1,240	73,416
*Flughafen Zurich AG, Registered	10,040	1,812,969
Forbo Holding AG	738	1,436,021
Galenica AG	16,108	1,181,106
*GAM Holding AG	79,101	127,687
Geberit AG, Registered	4,794	3,750,207
Georg Fischer AG, Registered	2,558	3,877,242
Givaudan SA, Registered	328	1,546,760
Gurit Holding AG	232	403,191
Helvetia Holding AG, Registered	16,685	1,990,331
*Hochdorf Holding AG	415	18,621
Holcim, Ltd.	23,757	1,190,159
Holcim, Ltd.	64,934	3,248,299
Huber + Suhner AG, Registered	8,102	721,754
Hypothekarbank Lenzburg AG	9	41,368
*Implenia AG, Registered	6,013	122,925
*Ina Invest Holding AG	1,202	24,336
Inficon Holding AG	617	791,381
Interroll Holding AG	272	1,323,163
Intershop Holding AG	288	180,601
Investis Holding SA	125	13,954
Julius Baer Group, Ltd.	87,631	6,346,834
*Jungfraubahn Holding AG, Registered	462	72,605
Kardex Holding AG, Registered	3,496	1,078,930
*Komax Holding AG, Registered	1,956	499,195
Kudelski SA	18,111	72,246
Kuehne + Nagel International AG, Registered	6,112	1,928,415
Landis+Gyr Group AG	7,148	492,831
*Lastminute.com NV	2,606	125,487
LEM Holding SA	165	400,876

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Liechtensteinische Landesbank AG	4,977	$294,126
#Logitech International SA, Class R	14,660	1,217,220
Lonza Group AG, Registered	2,886	2,370,705
Luzerner Kantonalbank AG	1,408	651,802
*Medacta Group SA	710	119,350
*Medartis Holding AG	115	15,178
*Medmix AG	8,776	420,431
*Meier Tobler Group AG	2,661	56,351
Metall Zug AG	82	185,762
*Mikron Holding AG	2,431	20,752
Mobilezone Holding AG, Registered	19,438	261,655
Mobimo Holding AG, Registered	3,171	1,070,592
Nestle SA, Registered	299,395	39,587,309
Novartis AG , Sponsored ADR	91,358	7,560,788
Novartis AG, Registered	16,181	1,339,459
OC Oerlikon Corp. AG	102,434	1,041,996
*Orascom Development Holding AG	6,054	71,555
Orell Fuessli AG	152	15,570
Orior AG	2,835	291,644
Partners Group Holding AG	2,807	4,907,450
Peach Property Group AG	285	19,338
Phoenix Mecano AG	223	108,724
Plazza AG	244	88,921
PSP Swiss Property AG, Registered	9,432	1,180,871
*Rieter Holding AG, Registered	1,653	343,715
Roche Holding AG	53,301	20,652,497
Roche Holding AG	2,558	1,100,185
Romande Energie Holding SA	69	102,698
Schaffner Holding AG	216	67,134
Schindler Holding AG, Registered	3,296	846,950
Schweiter Technologies AG	510	733,395
*Sensirion Holding AG	802	115,681
SFS Group AG	8,928	1,203,753
SGS SA, Registered	650	1,926,347
Siegfried Holding AG, Registered	1,887	1,816,270
SIG Combibloc Group AG	60,474	1,583,079
Sika AG, Registered	15,841	5,374,238
Softwareone Holding AG	292	6,775
Sonova Holding AG	6,119	2,533,316
St Galler Kantonalbank AG, Registered	1,037	478,921
Straumann Holding AG, Registered	689	1,434,176
Sulzer AG, Registered	8,776	864,874
Swatch Group AG (The)	9,512	2,614,954
Swatch Group AG (The)	12,910	687,215
Swiss Life Holding AG	9,360	5,148,384
Swiss Prime Site AG, Registered	28,937	2,945,161
Swiss Re AG	40,870	3,964,670
*Swiss Steel Holding AG	261,907	100,607
Swisscom AG, Registered	7,754	4,229,377
Swissquote Group Holding SA, Registered	5,322	1,079,835
Tecan Group AG, Class R	293	179,568
Temenos AG, Registered	17,807	2,725,372
Thurgauer Kantonalbank	112	12,931
*Tornos Holding AG	3,658	29,945
*Tx Group AG	1,310	216,768

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
*u-blox Holding AG	3,189	$233,831
UBS Group AG	266,312	4,833,563
Valiant Holding AG	8,258	818,796
*Valora Holding AG, Registered	2,643	503,869
VAT Group AG	3,376	1,615,307
Vaudoise Assurances Holding SA	445	224,509
Vetropack Holding AG	5,517	339,926
Vifor Pharma AG	14,151	1,828,983
*Von Roll Holding AG	14,867	19,850
Vontobel Holding AG, Registered	14,565	1,350,102
VP Bank AG	1,623	182,948
VZ Holding AG	3,400	346,419
*V-Zug Holding AG	820	115,406
Warteck Invest AG	24	63,300
Ypsomed Holding AG, Registered	521	86,667
Zehnder Group AG, Registered	5,349	576,609
Zug Estates Holding AG	68	147,349
Zuger Kantonalbank AG	34	244,093
Zurich Insurance Group AG	9,764	4,337,300

TOTAL SWITZERLAND		230,073,458

TAIWAN (5.6%)
*Ability Opto-Electronics Technology Co., Ltd.	35,700	92,689
AcBel Polytech, Inc.	229,540	285,599
Accton Technology Corp.	121,929	1,067,649
#Acer, Inc.	1,098,521	1,027,080
ACES Electronic Co., Ltd.	43,000	73,371
*Acme Electronics Corp.	19,000	32,454
*Acon Holding, Inc.	73,000	20,030
#Acter Group Corp., Ltd.	26,350	175,771
#ADATA Technology Co., Ltd.	71,503	213,415
Addcn Technology Co., Ltd.	9,000	81,881
Advanced Ceramic X Corp.	9,000	111,009
#Advanced International Multitech Co., Ltd.	64,000	181,815
*Advanced Optoelectronic Technology, Inc.	31,000	27,200
Advancetek Enterprise Co., Ltd.	121,532	109,695
Advantech Co., Ltd.	38,039	496,544
Aerospace Industrial Development Corp.	227,000	230,196
Airtac International Group	32,202	961,133
Allied Circuit Co., Ltd.	10,000	51,603
Allis Electric Co., Ltd.	67,511	57,537
Alltek Technology Corp.	34,600	37,638
Alltop Technology Co., Ltd.	12,001	68,186
Alpha Networks, Inc.	80,000	77,674
#Amazing Microelectronic Corp.	21,055	154,457
*Ambassador Hotel (The)	121,000	131,623
Ampire Co., Ltd.	34,000	29,405
Ample Electronic Technology Co., Ltd.	5,000	17,980
AMPOC Far-East Co., Ltd.	24,000	33,055
Anji Technology Co., Ltd.	10,000	16,254
#Anpec Electronics Corp.	31,781	208,571
AP Memory Technology Corp.	4,000	77,386
Apac Opto Electronics, Inc.	23,000	25,392
Apacer Technology, Inc.	40,501	63,209
#APAQ Technology Co., Ltd.	26,319	48,079

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
APCB, Inc.	62,000	$47,935
Apex Biotechnology Corp.	31,226	25,770
Apex International Co., Ltd.	58,252	163,391
Apex Medical Corp.	20,000	19,095
Apex Science & Engineering	75,920	29,212
Apogee Optocom Co., Ltd.	5,000	12,712
Arcadyan Technology Corp.	42,566	160,722
Ardentec Corp.	319,120	681,652
#Argosy Research, Inc.	28,025	92,212
ASE Technology Holding Co., Ltd.	462,796	1,660,897
#ASE Technology Holding Co., Ltd. , ADR	80,708	574,641
Asia Cement Corp.	439,028	699,388
Asia Electronic Material Co., Ltd.	33,000	24,505
Asia Optical Co., Inc.	74,000	235,504
*Asia Pacific Telecom Co., Ltd.	775,588	229,537
Asia Tech Image, Inc.	19,000	38,125
Asia Vital Components Co., Ltd.	133,053	396,645
ASMedia Technology, Inc.	3,364	196,577
ASPEED Technology, Inc.	6,000	597,659
#ASROCK, Inc.	20,000	124,782
Asustek Computer, Inc.	99,502	1,263,074
*Aten International Co., Ltd.	24,000	72,841
#AU Optronics Corp.	3,242,980	2,239,071
AURAS Technology Co., Ltd.	38,000	217,955
Aurora Corp.	14,100	45,025
Avalue Technology, Inc.	16,000	28,365
Axiomtek Co., Ltd.	25,000	47,108
*Azurewave Technologies, Inc.	54,000	42,235
Bank of Kaohsiung Co., Ltd.	307,978	124,593
BenQ Materials Corp.	41,000	58,016
BES Engineering Corp.	855,000	269,950
Bin Chuan Enterprise Co., Ltd.	66,000	58,504
Bionime Corp.	7,000	17,067
Bioteque Corp.	22,000	86,628
#Bizlink Holding, Inc.	49,038	452,317
Bora Pharmaceuticals Co., Ltd.	4,986	39,087
Brave C&H Supply Co., Ltd.	15,000	41,318
Brighton-Best International Taiwan, Inc.	114,423	142,985
Browave Corp.	13,000	18,582
#C Sun Manufacturing, Ltd.	80,586	131,419
*Cameo Communications, Inc.	51,000	24,575
Capital Futures Corp.	34,509	48,025
Capital Securities Corp.	934,600	509,168
Career Technology MFG. Co., Ltd.	235,715	211,909
Caswell, Inc.	8,000	26,524
Cathay Financial Holding Co., Ltd.	1,097,254	2,292,481
Cathay Real Estate Development Co., Ltd.	327,300	229,511
Cayman Engley Industrial Co., Ltd.	15,327	35,826
Celxpert Energy Corp.	18,000	30,002
Central Reinsurance Co., Ltd.	67,788	68,377
Century Iron & Steel Industrial Co., Ltd.	27,000	109,715
Chailease Holding Co., Ltd.	356,648	3,411,488
*Chain Chon Industrial Co., Ltd.	27,000	20,535
ChainQui Construction Development Co., Ltd.	39,990	26,460
*Champion Building Materials Co., Ltd.	109,526	42,340

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
Champion Microelectronic Corp.	13,000	$33,472
Chang Hwa Commercial Bank, Ltd.	1,465,228	864,115
*Chang Wah Electromaterials, Inc.	159,130	193,415
#Channel Well Technology Co., Ltd.	85,000	123,946
Charoen Pokphand Enterprise	80,920	232,792
Chc Healthcare Group	50,000	66,077
CHC Resources Corp.	45,900	74,358
Chen Full International Co., Ltd.	48,000	71,029
#Chenbro Micom Co., Ltd.	33,000	89,239
#Cheng Loong Corp.	339,360	414,918
*Cheng Mei Materials Technology Corp.	279,100	119,434
Cheng Shin Rubber Industry Co., Ltd.	654,341	802,382
Cheng Uei Precision Industry Co., Ltd.	183,050	254,085
#Chenming Electronic Technology Corp.	38,000	18,448
Chian Hsing Forging Industrial Co., Ltd.	21,000	32,397
Chicony Electronics Co., Ltd.	261,400	746,360
#Chicony Power Technology Co., Ltd.	78,807	197,524
Chief Telecom, Inc.	5,000	51,243
Chieftek Precision Co., Ltd.	29,700	92,277
Chilisin Electronics Corp.	77,024	238,480
*China Airlines, Ltd.	2,199,019	1,360,128
China Bills Finance Corp.	384,000	229,915
China Chemical & Pharmaceutical Co., Ltd.	122,000	96,956
China Development Financial Holding Corp.	3,562,412	1,819,093
China Ecotek Corp.	11,000	15,585
#China General Plastics Corp.	204,108	272,672
China Metal Products	122,290	140,722
China Steel Chemical Corp.	31,000	137,674
China Steel Corp.	1,255,882	1,517,437
China Steel Structure Co., Ltd.	24,000	47,899
#China Wire & Cable Co., Ltd.	34,160	33,228
#Chinese Maritime Transport, Ltd.	31,570	63,802
Ching Feng Home Fashions Co., Ltd.	78,000	56,238
Chin-Poon Industrial Co., Ltd.	161,126	173,244
Chipbond Technology Corp.	361,000	834,720
#ChipMOS Technologies, Inc.	160,096	265,690
ChipMOS Technologies, Inc. , ADR	4,641	154,406
Chlitina Holding, Ltd.	29,000	248,719
#Chong Hong Construction Co., Ltd.	84,940	225,419
Chroma ATE, Inc.	47,560	309,559
*Chun YU Works & Co., Ltd.	18,000	18,642
#Chun Yuan Steel Industry Co., Ltd.	194,570	158,827
Chung Hung Steel Corp.	505,212	637,681
Chung Hwa Food Industrial Co., Ltd.	6,600	31,091
#*Chung Hwa Pulp Corp.	191,629	152,981
#Chung-Hsin Electric & Machinery Manufacturing Corp.	222,000	328,507
Chunghwa Precision Test Tech Co., Ltd.	6,000	171,099
Chunghwa Telecom Co., Ltd.	112,727	447,933
Cleanaway Co., Ltd.	40,000	307,820
Co.-Tech Development Corp.	101,253	271,989
CoAsia Electronics Corp.	67,722	31,415
Compal Electronics, Inc.	1,625,747	1,429,402
Compeq Manufacturing Co., Ltd.	744,000	1,079,540
Compucase Enterprise	17,000	19,012
#Concord Securities Co., Ltd.	211,685	89,824
Concraft Holding Co., Ltd.	31,241	63,586

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
#Continental Holdings Corp.	192,200	$174,171
#Contrel Technology Co., Ltd.	72,000	51,135
Coremax Corp.	18,296	112,835
*Coremax Corp.	595	1,744
*Crowell Development Corp.	15,000	11,705
*CSBC Corp. Taiwan	58,616	45,951
CTBC Financial Holding Co., Ltd.	2,846,654	2,374,899
CTCI Corp.	168,444	220,788
Cub Elecparts, Inc.	16,788	103,233
CviLux Corp.	26,600	45,818
Cyberlink Corp.	8,000	26,035
CyberPower Systems, Inc.	19,000	51,585
CyberTAN Technology, Inc.	152,424	144,978
Cypress Technology Co., Ltd.	19,161	40,653
DA CIN Construction Co., Ltd.	117,000	127,693
Dadi Early-Childhood Education Group, Ltd.	9,368	50,868
*Da-Li Development Co., Ltd.	67,832	74,397
#Darfon Electronics Corp.	127,000	190,670
*Darwin Precisions Corp.	178,000	71,370
Daxin Materials Corp.	31,100	102,778
De Licacy Industrial Co., Ltd.	89,662	49,492
*Delpha Construction Co., Ltd.	90,244	48,353
Delta Electronics, Inc.	57,699	508,343
Depo Auto Parts Industries Co., Ltd.	58,000	117,425
DFI, Inc.	4,000	8,012
Dimerco Express Corp.	65,880	203,976
#*D-Link Corp.	270,976	199,759
DONPON PRECISION, INC.	17,000	9,139
Dyaco International, Inc.	39,000	90,879
Dynamic Electronics Co., Ltd.	144,934	109,449
#Dynapack International Technology Corp.	65,000	224,392
#E Ink Holdings, Inc.	171,000	565,111
E&R Engineering Corp.	11,982	26,930
E.Sun Financial Holding Co., Ltd.	2,093,063	1,998,339
Eastern Media International Corp.	119,759	136,733
Eclat Textile Co., Ltd.	36,143	788,924
Ecove Environment Corp.	10,000	83,787
Edimax Technology Co., Ltd.	52,313	20,317
Edom Technology Co., Ltd.	59,578	72,843
eGalax_eMPIA Technology, Inc.	24,576	67,254
Egis Technology, Inc.	39,000	185,825
#Elan Microelectronics Corp.	113,600	682,209
E-LIFE MALL Corp.	34,000	101,969
Elite Advanced Laser Corp.	35,723	71,681
Elite Material Co., Ltd.	163,162	1,411,096
#Elite Semiconductor Microelectronics Technology, Inc.	71,000	363,828
Elitegroup Computer Systems Co., Ltd.	157,087	133,879
eMemory Technology, Inc.	19,000	1,571,462
Emerging Display Technologies Corp.	32,000	21,173
Ennoconn Corp.	20,109	133,055
*ENNOSTAR, Inc.	328,933	863,481
EnTie Commercial Bank Co., Ltd.	226,000	135,721
*Epileds Technologies, Inc.	36,000	30,228
Eson Precision Industries Co., Ltd.	35,000	83,949
Eternal Materials Co., Ltd.	294,993	390,375

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
#*Etron Technology, Inc.	65,671	$140,276
Eurocharm Holdings Co., Ltd.	17,000	95,061
*Eva Airways Corp.	1,667,132	1,130,066
*Everest Textile Co., Ltd.	231,794	81,186
Evergreen International Storage & Transport Corp.	262,000	254,854
Evergreen Marine Corp. Taiwan, Ltd.	846,722	3,029,607
#Everlight Chemical Industrial Corp.	227,155	208,706
#Everlight Electronics Co., Ltd.	210,225	374,207
#*Everspring Industry Co., Ltd.	59,000	46,464
Excel Cell Electronic Co., Ltd.	17,000	15,528
Excelliance Mos Corp.	5,000	34,432
Excelsior Medical Co., Ltd.	49,684	98,802
EZconn Corp.	12,600	15,802
Far Eastern Department Stores, Ltd.	496,249	394,379
Far Eastern International Bank	1,233,498	463,529
Far Eastern New Century Corp.	571,625	598,173
Far EasTone Telecommunications Co., Ltd.	485,000	1,067,371
Farcent Enterprise Co., Ltd.	5,000	11,417
Farglory F T Z Investment Holding Co., Ltd.	41,000	74,456
Farglory Land Development Co., Ltd.	179,575	433,948
*Federal Corp.	207,567	200,786
Feedback Technology Corp.	10,000	25,388
Feng Hsin Steel Co., Ltd.	239,000	672,949
Feng TAY Enterprise Co., Ltd.	70,297	546,026
First Financial Holding Co., Ltd.	1,664,163	1,370,420
First Hi-Tec Enterprise Co., Ltd.	22,282	51,121
First Insurance Co., Ltd. (The)	58,000	27,740
*First Steamship Co., Ltd.	301,553	138,802
FIT Holding Co., Ltd.	66,000	79,033
Fittech Co., Ltd.	8,000	60,413
FLEXium Interconnect, Inc.	129,515	447,575
Flytech Technology Co., Ltd.	33,312	87,327
FOCI Fiber Optic Communications, Inc.	26,000	31,602
Forest Water Environment Engineering Co., Ltd.	12,143	14,890
Formosa Advanced Technologies Co., Ltd.	69,000	93,916
Formosa Chemicals & Fibre Corp.	188,821	546,599
*Formosa International Hotels Corp.	21,246	113,456
*Formosa Laboratories, Inc.	41,108	87,512
Formosa Optical Technology Co., Ltd.	11,000	22,903
Formosa Petrochemical Corp.	19,000	68,324
Formosa Plastics Corp.	252,000	974,163
Formosa Sumco Technology Corp.	8,000	45,310
Formosan Union Chemical	164,304	120,532
Fortune Electric Co., Ltd.	22,000	29,034
Founding Construction & Development Co., Ltd.	62,208	42,280
Foxsemicon Integrated Technology, Inc.	28,845	212,122
Froch Enterprise Co., Ltd.	89,000	91,373
Fubon Financial Holding Co., Ltd.	1,118,130	2,959,324
Fulgent Sun International Holding Co., Ltd.	39,129	144,930
#*Fulltech Fiber Glass Corp.	165,604	104,215
Fusheng Precision Co., Ltd.	44,000	298,254
Fwusow Industry Co., Ltd.	70,321	53,357
Gamania Digital Entertainment Co., Ltd.	54,000	112,045
*GCS Holdings, Inc.	24,000	42,030
GEM Services, Inc.	24,200	86,676
#Gemtek Technology Corp.	153,348	151,095

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
General Interface Solution Holding, Ltd.	107,000	$373,616
General Plastic Industrial Co., Ltd.	19,114	18,043
#GeneReach Biotechnology Corp.	6,176	17,634
#Genesys Logic, Inc.	11,000	56,961
#Genius Electronic Optical Co., Ltd.	49,646	763,208
Genmont Biotech, Inc.	23,000	19,809
Genovate Biotechnology Co., Ltd.	18,360	14,789
Getac Holdings Corp.	167,000	314,080
GFC, Ltd.	12,000	28,308
Giant Manufacturing Co., Ltd.	131,760	1,528,044
*Giantplus Technology Co., Ltd.	147,000	62,112
Gigabyte Technology Co., Ltd.	64,000	258,914
#*Gigastorage Corp.	129,744	116,641
Ginko International Co., Ltd.	18,900	136,949
Global Brands Manufacture, Ltd.	112,240	142,679
Global Lighting Technologies, Inc.	8,000	23,158
Global Unichip Corp.	32,000	688,135
Globalwafers Co., Ltd.	33,000	901,883
Globe Union Industrial Corp.	129,075	71,480
#Gloria Material Technology Corp.	240,636	183,450
*GMI Technology, Inc.	17,600	13,639
Gold Circuit Electronics, Ltd.	126,000	300,858
#Goldsun Building Materials Co., Ltd.	516,788	477,604
Gourmet Master Co., Ltd.	46,026	216,819
Grand Fortune Securities Co., Ltd.	60,000	34,414
Grand Ocean Retail Group, Ltd.	40,000	27,689
Grand Plastic Technology Corp.	4,000	52,214
*GrandTech CG Systems, Inc.	26,250	47,292
Grape King Bio, Ltd.	46,000	267,976
Great China Metal Industry	57,000	52,883
Great Taipei Gas Co., Ltd.	54,000	64,373
Great Tree Pharmacy Co., Ltd.	12,970	95,380
Great Wall Enterprise Co., Ltd.	268,204	517,919
Greatek Electronics, Inc.	185,000	528,885
GTM Holdings Corp.	59,350	53,356
#HannsTouch Solution, Inc.	289,941	124,074
Harvatek Corp.	58,239	52,357
Heran Co., Ltd.	21,000	88,354
Hey Song Corp.	129,500	162,990
#Highwealth Construction Corp.	185,824	300,368
HIM International Music, Inc.	12,800	40,552
Hiroca Holdings, Ltd.	21,795	38,247
Hitron Technology, Inc.	44,000	33,227
Hiwin Technologies Corp.	88,080	978,719
Ho Tung Chemical Corp.	418,117	156,370
Hocheng Corp.	93,000	47,656
Holiday Entertainment Co., Ltd.	21,000	46,971
Holtek Semiconductor, Inc.	39,000	144,452
Holy Stone Enterprise Co., Ltd.	64,000	271,572
Hon Hai Precision Industry Co., Ltd. , GDR	26,821	208,131
Hon Hai Precision Industry Co., Ltd.	754,177	2,901,880
Hon Hai Precision Industry Co., Ltd. , GDR	7,429	58,169
Hong Pu Real Estate Development Co., Ltd.	111,695	87,361
Hong Tai Electric Industrial	87,000	82,750
Horizon Securities Co., Ltd.	145,000	83,949

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
Hota Industrial Manufacturing Co., Ltd.	49,439	$166,583
Hotai Motor Co., Ltd.	38,000	836,291
Hotron Precision Electronic Industrial Co., Ltd.	32,092	69,127
Hsing TA Cement Co.	64,000	48,446
Hu Lane Associate, Inc.	34,266	165,117
Hua Nan Financial Holdings Co., Ltd.	1,192,011	872,302
Huaku Development Co., Ltd.	95,539	312,640
Huang Hsiang Construction Corp.	58,000	76,232
Hung Ching Development & Construction Co., Ltd.	60,000	64,513
Hung Sheng Construction, Ltd.	226,608	196,795
Huxen Corp.	21,000	38,664
Hwa Fong Rubber Industrial Co., Ltd.	68,687	39,643
Hycon Technology Corp.	4,200	26,280
Ibase Technology, Inc.	66,353	93,057
IBF Financial Holdings Co., Ltd.	1,223,347	699,470
Ichia Technologies, Inc.	139,000	80,975
#*I-Chiun Precision Industry Co., Ltd.	65,832	138,963
Innodisk Corp.	39,598	272,687
#Innolux Corp.	3,882,685	2,331,691
Inpaq Technology Co., Ltd.	33,000	69,421
Insyde Software Corp.	14,000	39,369
Intai Technology Corp.	14,400	44,067
*Integrated Service Technology, Inc.	24,656	45,750
IntelliEPI, Inc.	5,000	13,611
International Games System Co., Ltd.	20,000	513,512
Inventec Corp.	848,944	810,524
Iron Force Industrial Co., Ltd.	13,000	32,817
I-Sheng Electric Wire & Cable Co., Ltd.	48,000	73,359
I-Sunny Construction & Development Co., Ltd.	4,400	12,310
ITE Technology, Inc.	48,000	179,513
#ITEQ Corp.	168,019	776,397
Jarllytec Co., Ltd.	26,000	49,460
Jentech Precision Industrial Co., Ltd.	12,000	159,232
Jess-Link Products Co., Ltd.	26,000	32,958
Jia Wei Lifestyle, Inc.	29,327	86,056
Johnson Health Tech Co., Ltd.	5,000	10,482
Jourdeness Group, Ltd.	22,000	60,205
K Laser Technology, Inc.	37,000	26,744
Kaori Heat Treatment Co., Ltd.	12,147	21,971
Kaulin Manufacturing Co., Ltd.	34,000	17,912
Kedge Construction Co., Ltd.	15,000	25,379
KEE TAI Properties Co., Ltd.	186,790	87,993
Kenda Rubber Industrial Co., Ltd.	169,338	186,337
Kenmec Mechanical Engineering Co., Ltd.	68,000	67,979
#Kerry TJ Logistics Co., Ltd.	61,000	95,091
#Key Ware Electronics Co., Ltd.	56,515	30,078
Keystone Microtech Corp.	8,000	95,654
Kindom Development Co., Ltd.	178,200	246,071
King Chou Marine Technology Co., Ltd.	39,220	49,151
King Slide Works Co., Ltd.	9,000	138,195
King Yuan Electronics Co., Ltd.	896,545	1,281,539
King’s Town Bank Co., Ltd.	340,000	507,399
*King’s Town Construction Co., Ltd.	50,000	65,627
Kinik Co.	51,000	138,648
*Kinko Optical Co., Ltd.	38,871	41,235
#Kinpo Electronics	589,000	275,347

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
#Kinsus Interconnect Technology Corp.	111,000	$973,947
*KMC Kuei Meng International, Inc.	21,581	156,764
Ko Ja Cayman Co., Ltd.	5,000	13,197
KS Terminals, Inc.	32,162	112,070
Kung Long Batteries Industrial Co., Ltd.	34,000	172,393
Kung Sing Engineering Corp.	163,738	50,519
*Kuo Toong International Co., Ltd.	79,917	61,644
#*Kuo Yang Construction Co., Ltd.	127,000	109,607
Kwong Fong Industries Corp.	48,915	19,701
Kwong Lung Enterprise Co., Ltd.	19,000	28,628
L&K Engineering Co., Ltd.	74,000	77,570
La Kaffa International Co., Ltd.	5,000	17,728
LandMark Optoelectronics Corp.	12,000	77,027
Lanner Electronics, Inc.	29,793	53,247
#Largan Precision Co., Ltd.	12,000	893,252
Laser Tek Taiwan Co., Ltd.	20,000	21,504
Laster Tech Corp., Ltd.	19,711	31,188
Leader Electronics, Inc.	36,000	21,037
*Leadtek Research, Inc.	10,000	23,374
#*Lealea Enterprise Co., Ltd.	308,933	128,312
Ledlink Optics, Inc.	18,900	19,472
#LEE CHI Enterprises Co., Ltd.	96,000	86,477
Lelon Electronics Corp.	42,634	97,967
Lemtech Holdings Co., Ltd.	30,349	162,066
Leo Systems, Inc.	14,000	11,353
*Leofoo Development Co., Ltd.	40,104	26,031
*Li Cheng Enterprise Co., Ltd.	64,494	45,109
*Li Peng Enterprise Co., Ltd.	246,366	91,695
Lian HWA Food Corp.	48,602	116,225
Lifestyle Global Enterprise, Inc.	6,000	7,595
Ligitek Electronics Co., Ltd.	16,000	10,385
*Lingsen Precision Industries, Ltd.	202,000	183,052
Lite-On Technology Corp.	832,164	1,834,391
Long Da Construction & Development Corp.	66,000	48,061
Longchen Paper & Packaging Co., Ltd.	262,620	226,653
Longwell Co.	41,000	82,860
Lotes Co., Ltd.	34,303	712,988
Lotus Pharmaceutical Co., Ltd.	24,000	81,126
Lu Hai Holding Corp.	8,001	11,509
Lumax International Corp., Ltd.	40,034	102,358
Lung Yen Life Service Corp.	55,000	89,002
*LuxNet Corp.	28,976	18,339
M31 Technology Corp.	2,000	28,552
Macauto Industrial Co., Ltd.	25,000	73,089
Machvision, Inc.	12,358	103,989
#Macronix International Co., Ltd.	925,974	1,305,291
Makalot Industrial Co., Ltd.	49,680	433,227
Marketech International Corp.	21,000	87,977
Materials Analysis Technology, Inc.	20,355	104,672
Mayer Steel Pipe Corp.	51,700	56,425
MediaTek, Inc.	72,048	2,365,458
Mega Financial Holding Co., Ltd.	1,293,365	1,553,424
Meiloon Industrial Co.	29,050	29,250
Mercuries & Associates Holding, Ltd.	221,915	184,740
*Mercuries Life Insurance Co., Ltd.	558,177	184,263

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
Merida Industry Co., Ltd.	16,000	$166,280
Merry Electronics Co., Ltd.	46,981	138,873
Micro-Star International Co., Ltd.	238,394	1,200,178
Mildef Crete, Inc.	8,000	16,944
*MIN AIK Technology Co., Ltd.	64,000	50,862
Mirle Automation Corp.	79,805	119,958
MJ International Co., Ltd.	8,000	15,448
*Mobiletron Electronics Co., Ltd.	32,600	70,807
momo.com, Inc.	15,600	1,004,153
Mosel Vitelic, Inc.	11,000	17,978
#MPI Corp.	24,000	110,470
Nak Sealing Technologies Corp.	35,000	110,128
Namchow Holdings Co., Ltd.	84,000	146,200
*Nan Kang Rubber Tire Co., Ltd.	101,183	145,543
Nan Liu Enterprise Co., Ltd.	13,000	57,500
Nan Ya Plastics Corp.	316,187	967,600
#Nan Ya Printed Circuit Board Corp.	85,000	1,499,272
Nang Kuang Pharmaceutical Co., Ltd.	26,000	32,350
#Nantex Industry Co., Ltd.	88,391	259,053
Nanya Technology Corp.	295,110	705,713
National Aerospace Fasteners Corp.	10,000	21,073
National Petroleum Co., Ltd.	67,000	115,889
New Best Wire Industrial Co., Ltd.	28,000	36,147
*Newmax Technology Co., Ltd.	16,000	23,619
Nexcom International Co., Ltd.	20,000	16,757
Nichidenbo Corp.	75,424	136,698
Nidec Chaun-Choung Technology Corp.	8,000	48,043
Nien Hsing Textile Co., Ltd.	62,654	46,976
Nien Made Enterprise Co., Ltd.	47,000	645,630
Niko Semiconductor Co., Ltd.	8,000	21,519
#Novatek Microelectronics Corp.	113,000	1,688,387
#Nuvoton Technology Corp.	68,140	313,642
#O-Bank Co., Ltd.	385,746	108,198
Ocean Plastics Co., Ltd.	80,000	95,079
*Oneness Biotech Co., Ltd.	17,000	160,167
OptoTech Corp.	175,005	269,979
Orient Europharma Co., Ltd.	9,000	13,205
#*Orient Semiconductor Electronics, Ltd.	189,605	169,092
*Oriental Union Chemical Corp.	275,992	236,705
O-TA Precision Industry Co., Ltd.	22,000	137,656
Pacific Construction Co.	61,000	21,563
Pacific Hospital Supply Co., Ltd.	15,396	38,533
Paiho Shih Holdings Corp.	35,573	47,907
Pan German Universal Motors, Ltd.	5,000	38,567
#Pan Jit International, Inc.	76,046	307,646
Parade Technologies, Ltd.	11,000	706,079
*Paragon Technologies Co., Ltd.	20,423	17,516
#Pchome Online, Inc.	29,000	151,213
PCL Technologies, Inc.	11,610	35,195
P-Duke Technology Co., Ltd.	26,284	67,580
Pegatron Corp.	808,261	1,976,437
Pegavision Corp.	9,000	176,061
*»Pharmally International Holding Co., Ltd.	18,917	7,219
#*Phihong Technology Co., Ltd.	148,272	196,214
#*Phison Electronics Corp.	43,000	603,826
Phoenix Silicon International Corp.	12,720	22,299

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
Phoenix Tours International, Inc.	8,457	$13,001
*Phytohealth Corp.	15,000	12,029
Pixart Imaging, Inc.	37,000	209,558
Planet Technology Corp.	10,000	24,129
*Plotech Co., Ltd.	47,000	41,915
Polytronics Technology Corp.	10,470	46,498
Posiflex Technology, Inc.	29,698	97,183
Power Wind Health Industry, Inc.	12,809	66,789
Powertech Technology, Inc.	494,900	1,733,400
Poya International Co., Ltd.	18,989	339,376
President Chain Store Corp.	97,768	987,928
President Securities Corp.	483,046	393,441
Primax Electronics, Ltd.	210,000	388,910
Prince Housing & Development Corp.	569,000	271,113
Pro Hawk Corp.	6,000	38,837
Promate Electronic Co., Ltd.	36,000	50,229
Prosperity Dielectrics Co., Ltd.	46,000	89,656
Qisda Corp.	715,875	798,034
QST International Corp.	13,000	27,488
Qualipoly Chemical Corp.	43,547	64,361
Quang Viet Enterprise Co., Ltd.	11,000	49,841
Quanta Computer, Inc.	380,007	1,065,881
Quanta Storage, Inc.	86,000	119,528
#Quintain Steel Co., Ltd.	64,842	47,567
#Radiant Opto-Electronics Corp.	232,000	811,752
Radium Life Tech Co., Ltd.	419,251	158,302
#Rafael Microelectronics, Inc.	9,619	117,261
*RDC Semiconductor Co., Ltd.	10,000	142,403
Realtek Semiconductor Corp.	96,098	1,724,397
Rechi Precision Co., Ltd.	183,185	122,855
Rexon Industrial Corp., Ltd.	76,000	183,109
Rich Development Co., Ltd.	264,814	87,229
#RichWave Technology Corp.	13,300	137,742
*Right WAY Industrial Co., Ltd.	18,653	7,144
*Ritek Corp.	313,093	110,112
Rodex Fasteners Corp.	11,000	13,766
*Roo Hsing Co., Ltd.	179,000	54,327
Ruentex Development Co., Ltd.	497,827	1,269,250
Ruentex Engineering & Construction Co.	17,810	79,416
Sakura Development Co., Ltd.	11,400	12,872
Sampo Corp.	166,200	176,907
San Fang Chemical Industry Co., Ltd.	89,648	69,633
San Far Property, Ltd.	96,818	52,920
San Shing Fastech Corp.	35,565	75,201
Sanitar Co., Ltd.	16,000	20,080
Sanyang Motor Co., Ltd.	240,900	234,329
Savior Lifetec Corp.	52,659	38,725
Scan-D Corp.	14,000	26,028
SCI Pharmtech, Inc.	29,340	82,296
ScinoPharm Taiwan, Ltd.	23,000	20,512
#SDI Corp.	36,000	214,898
Sea Sonic Electronics Co., Ltd.	15,000	42,883
Senao International Co., Ltd.	39,000	44,668
Senao Networks, Inc.	9,000	30,131
Sercomm Corp.	61,000	139,731

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
Sesoda Corp.	75,565	$83,422
Shan-Loong Transportation Co., Ltd.	48,000	60,845
Sharehope Medicine Co., Ltd.	36,786	35,915
ShenMao Technology, Inc.	44,922	114,209
Shih Her Technologies, Inc.	15,000	38,837
Shihlin Electric & Engineering Corp.	86,000	161,433
Shin Kong Financial Holding Co., Ltd.	3,502,379	1,235,534
Shin Ruenn Development Co., Ltd.	11,550	11,318
#Shin Zu Shing Co., Ltd.	71,758	257,269
Shinih Enterprise Co., Ltd.	24,000	19,160
*Shining Building Business Co., Ltd.	229,439	91,583
Shinkong Insurance Co., Ltd.	96,000	159,146
Shinkong Textile Co., Ltd.	59,000	87,624
#Shiny Chemical Industrial Co., Ltd.	37,332	178,548
ShunSin Technology Holding, Ltd.	10,000	32,436
*Shuttle, Inc.	115,000	48,798
Sigurd Microelectronics Corp.	279,770	589,551
Silergy Corp.	4,000	658,791
Simplo Technology Co., Ltd.	42,600	458,040
Sinbon Electronics Co., Ltd.	45,616	377,283
Sincere Navigation Corp.	162,868	162,233
Single Well Industrial Corp.	13,500	13,399
Sinher Technology, Inc.	33,000	50,078
Sinmag Equipment Corp.	22,196	85,404
Sino-American Silicon Products, Inc., Class A	292,000	1,989,823
Sinon Corp.	212,000	185,634
SinoPac Financial Holdings Co., Ltd.	3,448,307	1,754,627
Sinopower Semiconductor, Inc.	6,000	29,667
#Sinphar Pharmaceutical Co., Ltd.	21,937	23,035
Sinyi Realty, Inc.	115,077	137,802
#Sitronix Technology Corp.	45,000	431,253
#Siward Crystal Technology Co., Ltd.	70,000	84,453
Softstar Entertainment, Inc.	7,280	16,990
Solar Applied Materials Technology Co.	142,037	255,384
Solteam, Inc.	31,190	77,166
Southeast Cement Co., Ltd.	51,000	33,470
Speed Tech Corp.	27,000	82,335
Spirox Corp.	21,000	21,673
Sporton International, Inc.	25,423	206,156
St Shine Optical Co., Ltd.	18,000	190,625
Standard Chemical & Pharmaceutical Co., Ltd.	28,330	39,273
Standard Foods Corp.	143,002	266,375
Stark Technology, Inc.	32,800	83,390
Sunjuice Holdings Co., Ltd.	5,000	66,796
SunMax Biotechnology Co., Ltd.	19,000	55,274
Sunny Friend Environmental Technology Co., Ltd.	22,000	157,829
#Sunonwealth Electric Machine Industry Co., Ltd.	70,000	96,913
#Sunrex Technology Corp.	53,581	83,622
Sunspring Metal Corp.	41,351	41,859
Superior Plating Technology Co., Ltd.	9,000	19,095
Supreme Electronics Co., Ltd.	211,522	341,146
#Swancor Holding Co., Ltd.	6,000	21,296
Sweeten Real Estate Development Co., Ltd.	46,099	46,251
Symtek Automation Asia Co., Ltd.	26,000	94,432
Syncmold Enterprise Corp.	49,750	126,305
SYNergy ScienTech Corp.	9,000	11,004

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS
October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
Synmosa Biopharma Corp.	89,607	$74,113
Synnex Technology International Corp.	350,810	678,698
Sysage Technology Co., Ltd.	8,000	11,004
Systex Corp.	64,000	198,616
T3EX Global Holdings Corp.	23,735	110,104
#TA Chen Stainless Pipe	601,331	954,700
Ta Liang Technology Co., Ltd.	23,000	66,829
#Ta Ya Electric Wire & Cable	283,520	252,337
Ta Yih Industrial Co., Ltd.	16,000	24,798
TAI Roun Products Co., Ltd.	18,000	10,130
TA-I Technology Co., Ltd.	41,064	93,769
*Tai Tung Communication Co., Ltd.	42,847	27,041
Taichung Commercial Bank Co., Ltd.	1,359,927	584,394
TaiDoc Technology Corp.	20,323	127,528
Taiflex Scientific Co., Ltd.	80,640	138,177
Taimide Tech, Inc.	25,252	37,004
Tainan Enterprises Co., Ltd.	37,000	24,216
Tainan Spinning Co., Ltd.	512,171	418,084
*Tainergy Tech Co., Ltd.	20,900	28,034
Taishin Financial Holding Co., Ltd.	2,936,017	1,926,832
TaiSol Electronics Co., Ltd.	19,000	27,466
Taisun Enterprise Co., Ltd.	78,601	77,164
#Taita Chemical Co., Ltd.	124,144	154,463
Taiwan Business Bank	1,622,219	551,853
Taiwan Cement Corp.	1,081,451	1,876,405
Taiwan Chinsan Electronic Industrial Co., Ltd.	46,684	78,398
Taiwan Cogeneration Corp.	105,993	145,791
Taiwan Cooperative Financial Holding Co., Ltd.	955,395	776,451
Taiwan FamilyMart Co., Ltd.	6,000	55,882
Taiwan Fertilizer Co., Ltd.	233,000	568,916
Taiwan Fire & Marine Insurance Co., Ltd.	67,040	48,095
Taiwan FU Hsing Industrial Co., Ltd.	70,000	101,821
Taiwan Glass Industry Corp.	349,671	343,277
Taiwan High Speed Rail Corp.	266,000	277,875
Taiwan Hon Chuan Enterprise Co., Ltd.	169,421	396,616
#Taiwan Hopax Chemicals Manufacturing Co., Ltd.	85,000	244,835
*Taiwan Land Development Corp.	371,640	45,438
Taiwan Mobile Co., Ltd.	157,800	556,671
Taiwan Navigation Co., Ltd.	73,000	92,010
#Taiwan Paiho, Ltd.	131,892	409,784
Taiwan Pcb Techvest Co., Ltd.	163,800	276,254
Taiwan Sakura Corp.	57,512	144,770
Taiwan Sanyo Electric Co., Ltd.	12,750	15,841
Taiwan Secom Co., Ltd.	139,330	503,539
Taiwan Semiconductor Co., Ltd.	108,000	315,357
*Taiwan Semiconductor Manufacturing Co., Ltd.	436,465	9,260,275
*Taiwan Semiconductor Manufacturing Co., Ltd. , Sponsored ADR	296,894	33,756,848
Taiwan Shin Kong Security Co., Ltd.	71,000	98,553
Taiwan Styrene Monomer	273,832	178,724
Taiwan Surface Mounting Technology Corp.	77,867	313,613
Taiwan Taxi Co., Ltd.	16,800	43,860
*Taiwan TEA Corp.	352,704	265,081
Taiwan Union Technology Corp.	75,000	257,565
Taiyen Biotech Co., Ltd.	48,000	56,875
#*Tatung Co., Ltd.	633,000	783,041

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
TBI Motion Technology Co., Ltd.	13,000	$22,463
TCI Co., Ltd.	35,218	285,584
Tehmag Foods Corp.	12,650	136,014
TEKOM Technologies, Inc.	7,350	33,831
Tera Autotech Corp.	17,296	12,813
Test Research, Inc.	75,532	151,833
Test Rite International Co., Ltd.	119,389	103,682
Tex-Ray Industrial Co., Ltd.	59,000	29,491
The Shanghai Commercial & Savings Bank, Ltd.	345,000	545,876
#Thermaltake Technology Co., Ltd.	25,294	36,701
Thinking Electronic Industrial Co., Ltd.	37,000	226,190
*Thye Ming Industrial Co., Ltd.	48,850	57,706
Tofu Restaurant Co., Ltd.	6,000	33,875
Ton Yi Industrial Corp.	388,200	181,477
Tong Hsing Electronic Industries, Ltd.	37,098	352,190
Tong Yang Industry Co., Ltd.	219,040	266,233
*Tong-Tai Machine & Tool Co., Ltd.	76,159	43,819
Top Bright Holding Co., Ltd.	5,000	20,767
Top Union Electronics Corp.	15,000	10,437
Topco Scientific Co., Ltd.	47,945	237,928
Topco Technologies Corp.	19,000	53,703
Topkey Corp.	35,000	162,990
Toung Loong Textile Manufacturing	40,000	50,920
#TPK Holding Co., Ltd.	193,000	294,964
Transcend Information, Inc.	91,483	222,058
Tripod Technology Corp.	183,970	777,333
*TrueLight Corp.	41,000	39,955
Tsang Yow Industrial Co., Ltd.	31,000	24,636
Tsann Kuen Enterprise Co., Ltd.	29,913	45,501
TSC Auto Id Technology Co., Ltd.	14,630	108,902
TSRC Corp.	260,717	300,483
Ttet Union Corp.	15,000	85,226
TTFB Co., Ltd.	6,000	49,733
#TTY Biopharm Co., Ltd.	63,267	156,071
*Tung Ho Steel Enterprise Corp.	402,254	584,392
Tung Thih Electronic Co., Ltd.	11,000	79,310
TURVO International Co., Ltd.	29,135	108,437
TXC Corp.	84,411	311,133
TYC Brother Industrial Co., Ltd.	111,000	79,632
*Tycoons Group Enterprise	174,401	88,115
Tyntek Corp.	126,167	118,869
#UDE Corp.	36,000	63,175
Ultra Chip, Inc.	21,525	167,194
U-Ming Marine Transport Corp.	191,000	361,278
Unimicron Technology Corp.	506,356	3,459,649
#*Union Bank Of Taiwan	710,130	301,330
Uni-President Enterprises Corp.	1,040,947	2,493,017
Unitech Computer Co., Ltd.	11,000	15,111
*Unitech Printed Circuit Board Corp.	433,321	282,040
United Integrated Services Co., Ltd.	82,000	541,094
#United Microelectronics Corp.	2,798,453	5,836,714
United Orthopedic Corp.	26,924	28,465
United Radiant Technology	28,000	15,808
*United Renewable Energy Co., Ltd.	602,808	518,083
*»Unity Opto Technology Co., Ltd.	115,929	3,220
Univacco Technology, Inc.	20,000	17,009

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
#Universal Cement Corp.	186,340	$138,037
Universal Microwave Technology, Inc.	10,229	45,796
Universal Vision Biotechnology Co., Ltd.	9,000	102,918
Unizyx Holding Corp.	156,000	175,026
#UPC Technology Corp.	364,181	303,173
USI Corp.	557,861	690,092
*Usun Technology Co., Ltd.	15,400	19,244
Utechzone Co., Ltd.	22,000	50,474
#Vanguard International Semiconductor Corp.	298,000	1,548,483
Ve Wong Corp.	8,000	9,378
Visual Photonics Epitaxy Co., Ltd.	89,475	452,065
Vivotek, Inc.	22,242	59,107
Voltronic Power Technology Corp.	16,543	966,696
Wafer Works Corp.	126,116	291,157
Waffer Technology Corp.	16,000	11,076
Wah Hong Industrial Corp.	8,000	8,084
#Wah Lee Industrial Corp.	80,580	246,302
Walsin Lihwa Corp.	901,000	840,784
#Walsin Technology Corp.	118,000	640,739
Wan Hai Lines, Ltd.	218,412	1,256,663
We & Win Development Co., Ltd.	56,000	19,634
*WEI Chih Steel Industrial Co., Ltd.	46,000	59,715
Wei Chuan Foods Corp.	129,000	105,998
*»Wei Mon Industry Co., Ltd.	51,912	–
Weikeng Industrial Co., Ltd.	176,076	176,655
Well Shin Technology Co., Ltd.	44,000	76,185
Wha Yu Industrial Co., Ltd.	19,000	10,966
Win Semiconductors Corp.	106,868	1,373,872
#Winbond Electronics Corp.	1,561,117	1,476,433
*»Wintek Corp./Taiwan	312,087	3,851
WinWay Technology Co., Ltd.	9,000	107,287
Wisdom Marine Lines Co., Ltd.	141,070	331,261
Wistron Corp.	1,094,506	1,149,274
Wistron NeWeb Corp.	108,113	301,302
Wiwynn Corp.	24,000	767,247
#Wowprime Corp.	45,000	233,022
WPG Holdings, Ltd.	496,756	927,114
WT Microelectronics Co., Ltd.	108,836	245,785
XAC Automation Corp.	13,000	11,804
XinTec, Inc.	51,000	247,586
X-Legend Entertainment Co., Ltd.	10,000	19,419
*»XPEC Entertainment, Inc.	5,612	–
*Xxentria Technology Materials Corp.	57,306	139,306
Yageo Corp.	44,261	690,770
*Yang Ming Marine Transport Corp.	580,428	2,014,179
#YC INOX Co., Ltd.	118,400	134,330
YCC Parts Manufacturing Co., Ltd.	14,000	17,167
Yea Shin International Development Co., Ltd.	84,533	63,836
#Yem Chio Co., Ltd.	196,000	107,133
#Yeong Guan Energy Technology Group Co., Ltd.	26,515	61,118
YFC-Boneagle Electric Co., Ltd.	45,000	38,675
#YFY, Inc.	615,000	707,697
Yi Jinn Industrial Co., Ltd.	114,700	71,150
*Yieh Phui Enterprise Co., Ltd.	479,787	427,881
Yonyu Plastics Co., Ltd.	36,400	46,206

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TAIWAN (Continued)
Youngtek Electronics Corp.	51,120	$155,151
#Yuan High-Tech Development Co., Ltd.	6,000	25,352
Yuanta Financial Holding Co., Ltd.	2,277,589	2,022,995
Yuanta Futures Co., Ltd.	26,536	46,805
Yuen Chang Stainless Steel Co., Ltd.	25,000	27,959
Yulon Finance Corp.	44,889	271,996
Yulon Motor Co., Ltd.	246,651	364,542
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	52,142
Yungshin Construction & Development Co., Ltd.	31,000	66,775
YungShin Global Holding Corp.	48,950	76,571
Yungtay Engineering Co., Ltd.	9,000	20,907
Zeng Hsing Industrial Co., Ltd.	27,423	150,386
Zenitron Corp.	87,000	90,102
Zero One Technology Co., Ltd.	33,000	54,706
Zhen Ding Technology Holding, Ltd.	308,050	1,063,445
Zhong Yang Technology Co., Ltd.	6,000	10,594
#Zig Sheng Industrial Co., Ltd.	200,543	123,318
ZillTek Technology Corp.	3,000	34,198
*Zinwell Corp.	136,000	96,345
Zippy Technology Corp.	20,000	28,984
ZongTai Real Estate Development Co., Ltd.	107,477	149,958

TOTAL TAIWAN		263,312,199

THAILAND (0.7%)
2S Metal PCL	117,100	21,527
Aapico Hitech PCL	86,490	55,258
Advanced INFO Service PCL	75,600	430,600
Advanced Information Technology PCL	79,300	105,152
After You PCL	71,400	22,163
Ai Energy PCL	124,575	18,959
Airports of Thailand PCL	177,700	345,413
Aj Plast PCL	93,100	53,589
Allianz Ayudhya Capital PCL	3,900	4,496
Amanah Leasing PCL	117,200	17,589
Amata Corp. PCL	289,800	178,164
*Ananda Development PCL	738,700	35,174
AP Thailand PCL	912,904	243,478
Asia Plus Group Holdings PCL	988,400	108,424
Asia Plus Group Holdings PCL—NVDR	7,200	790
Asian Insulators PCL	104,160	24,327
Asian Sea Corp. PCL	114,300	54,424
B Grimm Power PCL	100,300	128,464
Bangchak Corp. PCL	414,300	343,351
Bangchak Corp. PCL—NVDR	120,400	99,782
Bangkok Bank PCL	52,600	194,184
Bangkok Bank PCL—NVDR	3,900	14,398
Bangkok Chain Hospital PCL	408,175	249,709
Bangkok Dusit Medical Services PCL	917,300	649,636
Bangkok Expressway & Metro PCL	1,259,902	341,720
*Bangkok Insurance PCL	1,300	10,930
Bangkok Land PCL	5,761,300	190,987
Bangkok Land PCL—NVDR	232,200	7,697
Bangkok Life Assurance PCL—NVDR	78,400	70,290
*Bangkok Ranch PCL	202,500	18,674
Banpu PCL	1,538,000	528,387

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
THAILAND (Continued)
Banpu PCL—NVDR	273,000	$93,790
Banpu Power PCL	139,100	73,360
Bcpg PCL	22,400	8,843
*Bec World PCL	370,200	136,109
Berli Jucker PCL	273,800	278,483
*Better World Green PCL	1,520,600	37,577
BG Container Glass PCL	99,700	33,952
Bts Group Holdings PCL	626,000	180,164
*BTS W8	125,200	—
Bumrungrad Hospital PCL	91,500	401,213
Cal-Comp Electronics Thailand PCL	1,380,819	109,026
Carabao Group PCL	43,600	162,929
Central Pattana PCL	173,600	309,977
Central Retail Corp. PCL	111,091	116,339
CH Karnchang PCL	408,100	268,111
Charoen Pokphand Foods PCL	982,700	747,779
Charoen Pokphand Foods PCL—NVDR	109,000	82,943
Chularat Hospital PCL	1,240,700	142,083
*Cimb Thai Bank PCL	487,400	13,220
Ck Power PCL	279,100	42,476
Com7 PCL	177,600	384,022
Communication & System Solution PCL	264,000	15,832
*Country Group Development PCL	2,367,400	37,099
CP All PCL	334,500	645,159
CP ALL PCL—NVDR	27,300	52,654
Delta Electronics Thailand PCL	12,700	159,216
*Dhipaya Group Holdings PCL	254,700	316,624
Diamond Building Products PCL	87,500	19,513
*Dod Biotech PCL	107,100	37,763
Dohome PCL	27,400	19,735
Dynasty Ceramic PCL	1,335,900	119,167
Eastern Polymer Group PCL	155,800	52,117
Eastern Power Group PCL	214,032	39,346
Eastern Star Real Estate PCL	1,058,000	18,493
Eastern Water Resources Development and Management PCL	247,100	75,212
Ekachai Medical Care PCL	186,500	45,525
Electricity Generating PCL	30,700	165,146
Energy Absolute PCL	156,500	308,920
*Erawan Group PCL (The)	936,000	91,957
*Esso Thailand PCL	499,400	119,648
Forth Corp. PCL	142,300	85,768
Forth Smart Service PCL	124,000	41,853
Gfpt PCL	231,300	80,858
Global Green Chemicals PCL	90,900	34,516
Global Power Synergy PCL	99,928	234,894
Gunkul Engineering PCL	1,603,840	261,003
Haad Thip PCL	43,300	49,260
Hana Microelectronics PCL	251,900	607,308
Home Product Center PCL	640,957	282,015
Ichitan Group PCL	150,200	49,339
Indorama Ventures PCL	389,900	493,507
Interlink Communication PCL	89,150	24,717
*Interlink Telecom PCL	59,900	8,953
Irpc PCL	6,464,500	837,711
IRPC PCL—NVDR	794,500	102,956

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
THAILAND (Continued)
*Italian-Thai Development PCL	2,567,554	$181,062
*Italian-Thai Development PCL—NVDR	440,000	31,028
Jasmine International PCL	1,777,700	153,220
Jkn Global Media PCL	134,600	35,899
Jmt Network Services PCL	39,500	58,031
Jubilee Enterprise PCL	14,800	11,061
Jwd Infologistics PCL	211,000	93,474
JWD Infologistics PCL—NVDR	10,000	4,430
Kang Yong Electric PCL	100	1,136
Karmarts PCL	136,400	15,620
*Kaset Thai International Sugar Corp. PCL	51,200	8,101
Kasikornbank PCL	34,400	146,173
Kasikornbank PCL—NVDR	78,700	334,414
Kce Electronics PCL	200,200	524,897
KCE Electronics PCL—NVDR	3,000	7,866
Kgi Securities Thailand PCL	315,500	62,753
*Khon Kaen Sugar Industry PCL	815,184	94,827
Kiatnakin Phatra Bank PCL	112,300	203,059
Krung Thai Bank PCL	537,775	186,376
Ladprao General Hospital PCL	51,300	8,967
Lalin Property PCL	260,500	73,010
Lam Soon Thailand PCL	77,800	13,013
Land & Houses PCL	1,139,000	290,049
Land & Houses PCL	280,200	71,354
Lanna Resources PCL	105,750	64,376
Lh Financial Group PCL	2,170,700	96,163
*Loxley PCL	518,575	42,821
Lpn Development PCL	882,200	132,400
LPN Development PCL	41,200	6,183
*Mbk PCL	360,288	152,009
*Mc Group PCL	159,600	45,452
Mcs Steel PCL	202,200	88,357
Mega Lifesciences PCL	173,100	242,572
Millcon Steel PCL	246,700	10,780
*Minor International PCL	347,092	342,568
MK Restaurants Group PCL	80,900	133,482
*Mono Next PCL	699,300	32,244
Namyong Terminal PCL	200,300	24,628
Netbay PCL	32,500	24,486
Noble Development PCL	329,700	65,081
Northeast Rubber PCL, Class R	110,300	25,429
Northeast Rubber PCL	392,200	90,419
*Nusasiri PCL	773,700	8,860
Origin Property PCL	411,500	140,133
Osotspa PCL	18,800	18,555
Plan B Media PCL	738,300	142,398
*Platinum Group PCL (The)	287,600	28,255
Polyplex Thailand PCL	146,200	107,505
*Power Solution Technologies PCL	146,000	11,528
Premier Marketing PCL	112,400	34,551
Prima Marine PCL	516,500	101,175
Prima Marine PCL—NVDR, Class R	88,100	17,258
*Principal Capital PCL	136,700	18,044
Property Perfect PCL	5,370,690	74,452
Pruksa Holding PCL	390,900	162,568
Ptg Energy PCL	449,700	211,416

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
THAILAND (Continued)
PTT Exploration & Production PCL	278,385	$985,768
PTT Exploration & Production PCL—NVDR	18,500	65,509
PTT Global Chemical PCL	269,145	508,969
PTT PCL	881,340	1,009,295
PTT PCL—NVDR	61,500	70,429
Pylon PCL	76,800	10,369
Quality Houses PCL	3,740,209	259,248
*Raimon Land PCL	859,600	25,128
Rajthanee Hospital PCL	74,800	74,952
Ratch Group PCL	96,899	132,868
*Regional Container Lines PCL	173,100	228,226
Rojana Industrial Park PCL	383,190	79,681
*Rs PCL	136,700	72,094
Sabina PCL	75,100	43,907
Sahakol Equipment PCL	392,500	28,862
Sahamitr Pressure Container PCL	29,000	10,051
*Samart Corp. PCL	115,700	21,967
*Samart Telcoms PCL	153,700	30,108
Sansiri PCL	4,896,033	185,911
*Sansiri PCL—NVDR	938,100	35,621
Sappe PCL	66,500	51,104
SC Asset Corp. PCL	876,762	94,592
Scg Ceramics PCL	264,600	20,414
Seafco PCL	223,700	30,606
*Sena Development PCL	203,000	25,082
Sermsang Power Corp. Co., Ltd.	150,140	62,441
Siam Cement PCL (The)	16,000	190,462
Siam Cement PCL (The)—NVDR	11,400	135,704
Siam City Cement PCL	41,135	210,122
Siam Commercial Bank PCL (The)	128,300	487,178
Siam Global House PCL	225,923	138,893
*Siam Wellness Group PCL	171,850	39,360
Siamgas & Petrochemicals PCL	488,800	212,121
Sikarin PCL	188,000	69,687
*Singha Estate PCL	1,559,564	94,939
Sino-Thai Engineering & Construction PCL	289,400	120,356
Sino-Thai Engineering & Construction PCL—NVDR	3,500	1,456
Snc Former PCL	101,400	43,087
Somboon Advance Technology PCL	163,550	101,041
Spcg PCL	257,400	138,076
Sri Trang Agro-Industry PCL	300,320	294,143
Sri Trang Agro-Industry PCL—NVDR	92,260	90,363
*Srithai Superware PCL	333,400	14,066
Srivichai Vejvivat PCL	109,300	38,868
*Star Petroleum Refining PCL	596,400	188,720
*Stars Microelectronics Thailand PCL	119,500	21,067
Supalai PCL	624,775	440,586
Supalai PCL	104,200	73,481
Super Energy Corp. PCL	7,223,400	211,156
Susco PCL	326,400	32,264
Syntec Construction PCL	366,400	21,421
Tac Consumer PCL	175,900	42,938
Taokaenoi Food & Marketing PCL	221,700	44,096
*Tata Steel Thailand PCL	754,700	37,755
Thai Oil PCL	397,500	667,841

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
THAILAND (Continued)
Thai Reinsurance PCL	426,400	$16,705
Thai Solar Energy PCL	169,596	13,902
Thai Stanley Electric PCL	17,642	93,839
Thai Union Group PCL	1,005,940	633,591
Thai Union Group PCL—NVDR	159,200	100,272
Thai Vegetable Oil PCL	211,600	199,277
Thai Wah PCL	109,900	18,382
Thaifoods Group PCL	530,300	69,998
*Thaire Life Assurance PCL	112,800	10,266
Thanachart Capital PCL	110,000	116,854
Thoresen Thai Agencies PCL	491,651	171,872
Tipco Asphalt PCL	307,900	169,806
Tisco Financial Group PCL	96,900	269,390
Tks Technologies PCL	43,000	15,939
TMB Bank PCL	6,352,086	222,057
Tmt Steel PCL	187,600	61,059
Toa Paint Thailand PCL	147,100	146,291
Total Access Communication PCL	235,300	271,234
Total Access Communication PCL—NVDR	46,900	54,062
TPC Power Holding PCL	56,000	18,564
Tpi Polene PCL	2,708,800	139,593
Tpi Polene Power PCL	821,900	105,021
TQM Corp. PCL	31,000	98,094
True Corp. PCL	3,979,941	486,960
True Corp. PCL—NVDR	1,130,165	138,280
*Ttcl PCL	135,200	18,091
Ttw PCL	346,900	122,315
*U City PCL	1,069,300	57,682
*U City PCL	3,207,900	111,176
Union Auction PCL	87,400	24,232
*Unique Engineering & Construction PCL	326,045	65,833
United Paper PCL	133,000	66,134
Univanich Palm Oil PCL	259,100	65,590
Univentures PCL	288,800	35,510
Vanachai Group PCL	244,900	69,376
Vinythai PCL	47,700	54,625
Vinythai PCL—NVDR	79,400	90,927
WHA Corp. PCL	1,753,700	178,633
Wha Utilities And Power PCL	315,800	40,162
Workpoint Entertainment PCL	92,100	62,728

TOTAL THAILAND		32,098,655

TURKEY (0.2%)
Agesa Hayat ve Emeklilik A/S	4,841	9,904
Akbank T.A.S.	403,344	245,820
*Akenerji Elektrik Uretim A/S	0	0
Aksa Akrilik Kimya Sanayii A/S	76,816	187,264
*Aksa Enerji Uretim A/S	161,556	126,353
Aksigorta A/S	80,848	59,195
Alarko Holding A/S	0	0
*Albaraka Turk Katilim Bankasi A/S	343,811	63,290
Alkim Alkali Kimya A/S	52,781	93,867
Anadolu Anonim Turk Sigorta Sirketi	68,078	41,915
Anadolu Efes Biracilik Ve Malt Sanayii A/S	59,852	138,190
Anadolu Hayat Emeklilik A/S	18,436	17,889

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TURKEY (Continued)
Arcelik A/S	55,243	$193,506
Aselsan Elektronik Sanayi Ve Ticaret A/S	27,489	46,973
Aygaz A/S	12,361	23,526
*Banvit Bandirma Vitaminli Yem Sanayii As	1,340	9,100
*Baticim Bati Anadolu Cimento Sanayii As	1	1
*Bera Holding A/S	129,318	129,383
*Besiktas Futbol Yatirimlari Sanayi VE Ticaret As	44,015	28,565
BIM Birlesik Magazalar A/S	36,598	236,561
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	5,550	13,853
*Bursa Cimento Fabrikasi A/S	101,129	39,757
Cemtas Celik Makina Sanayi Ve Ticaret A/S	10,430	16,065
*Cimsa Cimento Sanayi VE Ticaret A/S	4,048	13,110
Coca-Cola Icecek A/S	36,806	325,756
Deva Holding A/S	15,335	37,638
Dogan Sirketler Grubu Holding As	1	0
Dogus Otomotiv Servis Ve Ticaret A/S	6,811	25,728
EGE Endustri VE Ticaret A/S	615	82,632
Enerjisa Enerji A/S	62,099	75,951
Erbosan Erciyas Boru Sanayii Ve Ticaret A/S	0	0
Eregli Demir ve Celik Fabrikalari TAS	136,225	278,963
*Fenerbahce Futbol A/S	11,698	37,227
Ford Otomotiv Sanayi A/S	9,472	182,837
#*Global Yatirim Holding A/S	81,792	15,822
Goodyear Lastikleri TAS	1	0
#*Hektas Ticaret TAS	207,798	191,478
*IhlA/S Holding A/S	192,057	11,186
Indeks Bilgisayar Sistemleri Muhendislik Sanayi Ve Ticaret A/S	17,144	11,821
*Is Finansal Kiralama A/S	1	0
Is Yatirim Menkul Degerler A/S	42,089	70,038
Jantsa Jant Sanayi VE Ticaret As	2,497	16,114
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class D	202,304	156,960
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class A	91,736	61,633
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret As	19,772	13,161
*Karsan Otomotiv Sanayii VE Ticaret As	1	0
Kartonsan Karton Sanayi ve Ticaret A/S	2,119	11,559
*Kerevitas Gida Sanayi VE Ticaret A/S	46,554	20,529
KOC Holding A/S	34,623	84,908
*Kordsa Teknik Tekstil A/S	17,804	51,106
*Koza Altin Isletmeleri A/S	8,332	92,981
Logo Yazilim Sanayi Ve Ticaret AS	48,180	212,961
Mavi Giyim Sanayi Ve Ticaret AS, Class B	9,703	72,658
*Migros Ticaret A/S	21,932	80,291
*Mlp Saglik Hizmetleri A/S	17,852	50,352
*Netas Telekomunikasyon A/S	4,475	8,061
Nuh Cimento Sanayi A/S	3,431	15,551
Otokar Otomotiv Ve Savunma Sanayi A/S	902	31,614
*Oyak Cimento Fabrikalari As	2	1
*Peasus Hava Tasimaciligi A/S	16,336	135,324
*Petkim Petrokimya Holding A/S	220,687	149,877
Pinar Sut Mamulleri Sanayii As	5,950	9,944
Polisan Holding A/S	0	0
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	8,038	15,448
*Sasa Polyester Sanayi A/S	1	3
*Sekerbank Turk A/S	316,640	33,261
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	72,493	67,026

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
TURKEY (Continued)
*Tav Havalimanlari Holding A/S	65,370	$180,708
Tekfen Holding A/S	53,328	83,915
*Teknosa Ic VE DIS Ticaret A/S	20,513	13,206
Tofas Turk Otomobil Fabrikasi A/S	31,476	192,487
*Tukas Gida Sanayi VE Ticaret As	52,069	36,553
*Turk Hava Yollari AO	226,249	352,251
Turk Telekomunikasyon A/S	66,604	52,160
Turk Traktor VE Ziraat Makineleri A/S	702	12,039
Turkcell Iletisim Hizmetleri A/S	311,016	494,577
Turkcell Iletisim Hizmetleri As , Sponsored ADR	9,157	36,353
Turkiye Garanti Bankasi A/S	595,461	610,005
#*Turkiye Halk Bankasi A/S	118,151	54,436
Turkiye Is Bankasi A/S	232,595	136,192
*Turkiye Petrol Rafinerileri A/S	5,050	73,425
Turkiye Sinai Kalkinma Bankasi A/S	1	0
Turkiye Sise VE CAM Fabrikalari A/S	331,332	298,418
*Turkiye Vakiflar Bankasi TAO	171,936	61,513
Ulker Biskuvi Sanayi A/S	135,931	285,288
Vestel Beyaz Esya Sanayi VE Ticaret As	54,863	35,091
Vestel Elektronik Sanayi VE Ticaret A/S	37,710	99,382
Yapi VE Kredi Bankasi A/S	756,386	214,759
Yatas Yatak VE Yorgan Sanayi VE Ticaret A/S	87,871	122,094
*Zorlu Enerji Elektrik Uretim A/S	1	0

TOTAL TURKEY		7,917,339

UNITED ARAB EMIRATES (0.2%)
Abu Dhabi Commercial Bank PJSC	119,189	269,324
Abu Dhabi Islamic Bank PJSC	432,942	688,342
Agthia Group PJSC	46,830	75,731
*Air Arabia PJSC	651,029	246,364
Aldar Properties PJSC	769,190	846,012
*Amlak Finance PJSC	229,184	16,659
*»Arabtec Holding PJSC	125,089	3,385
Aramex PJSC	250,272	297,752
*DAMAC Properties Dubai Co. PJSC	259,066	88,162
Dana Gas PJSC	1,228,496	344,486
*Deyaar Development PJSC	646,261	52,255
*Dubai Financial Market PJSC	590,967	164,106
Dubai Investments PJSC	408,812	189,206
Dubai Islamic Bank PJSC	207,498	288,666
*Emaar Development PJSC	392,633	416,881
*Emaar Malls PJSC	638,946	347,901
Emaar Properties PJSC	988,008	1,078,614
Emirates NBD Bank PJSC	227,850	865,336
jiangsuEmirates Telecommunications Group Co. PJSC	99,297	692,050
First Abu Dhabi Bank PJSC	109,450	530,988
*Gulf Navigation Holding PJSC	157,415	11,271
Islamic Arab Insurance Co.	172,357	35,193
*Manazel Real Estate PJSC	522,968	78,164
National Central Cooling Co.PJSC	41,635	31,851
*Rak Properties PJSC	403,272	80,256
RAS Al Khaimah Ceramics	296,539	221,204
*Union Properties PJSC	674,193	48,273

TOTAL UNITED ARAB EMIRATES		8,008,432

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (8.7%)
4Imprint Group PLC	4,447	$174,337
888 Holdings PLC	123,993	650,618
abrdn PLC	672,031	2,339,806
Admiral Group PLC	34,518	1,357,952
Advanced Medical Solutions Group PLC	6,725	29,959
*»Afren PLC	357,576	—
AG Barr PLC	35,265	240,005
Air Partner PLC	15,643	18,548
AJ Bell PLC	1,786	10,037
ALFA Financial Software Holdings PLC	11,823	31,197
*Alliance Pharma PLC	49,947	70,382
Anglo American PLC	102,494	3,909,223
Anglo-Eastern Plantations PLC	565	5,886
Antofagasta PLC	86,238	1,685,089
*AO World PLC	24,049	48,228
Appreciate Group PLC	31,700	11,537
*Ascential PLC	12,269	67,943
Ashmore Group PLC	88,571	409,632
Ashtead Group PLC	81,641	6,853,309
*ASOS PLC	8,119	276,224
Associated British Foods PLC	37,764	925,555
AstraZeneca PLC, Sponsored ADR	178,391	11,128,031
AstraZeneca PLC	1,687	210,294
Auto Trader Group PLC	238,196	1,977,321
AVEVA Group PLC	2,508	122,318
Aviva PLC	577,161	3,122,633
Avon Protection PLC	8,947	238,536
B&M European Value Retail SA	341,069	2,960,329
*Babcock International Group PLC	227,500	995,720
BAE Systems PLC	305,978	2,314,348
Bakkavor Group PLC	13,050	22,611
Balfour Beatty PLC	225,633	785,585
Bank of Georgia Group PLC	18,418	383,240
#Barclays PLC, Sponsored ADR	254,215	2,844,666
Barclays PLC	585,814	1,624,071
Barratt Developments PLC	135,204	1,228,740
*Beazley PLC	81,504	435,713
Begbies Traynor Group PLC	12,322	24,491
Bellway PLC	66,107	3,002,104
Berkeley Group Holdings PLC	26,078	1,556,751
BHP Group PLC	137,562	3,648,684
#BHP Group PLC, Sponsored ADR	78,092	4,137,314
*Biffa PLC	96,917	528,737
*Bloomsbury Publishing PLC	22,391	111,106
Bodycote PLC	120,351	1,318,940
*boohoo Group PLC	241,888	602,623
*BP PLC, Sponsored ADR	500,724	14,415,844
BP PLC	581,149	2,789,719
Brewin Dolphin Holdings PLC	138,869	716,683
British American Tobacco PLC	138,418	4,831,624
Britvic PLC	111,137	1,352,784
*BT Group PLC	2,503,154	4,765,919
Bunzl PLC	38,438	1,423,649
*Burberry Group PLC	62,365	1,649,035
*Bytes Technology Group PLC	22,885	166,564
*Bytes Technology Group PLC	54,406	398,240

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
*C&C Group PLC	105,513	$374,885
Cairn Energy PLC	127,452	319,534
*Capita PLC	473,706	307,393
*Card Factory PLC	181,277	117,657
Caretech Holdings PLC	13,040	111,537
#*Carnival PLC, Sponsored ADR	876	17,958
*Carnival PLC	12,742	256,751
Carr’s Group PLC	15,344	30,918
Castings PLC	2,022	9,978
Centamin PLC	594,706	764,323
Central Asia Metals PLC	18,663	62,804
*Centrica PLC	2,137,473	1,767,335
Chemring Group PLC	95,546	383,085
Chesnara PLC	32,227	127,224
#*Cineworld Group PLC	458,510	384,642
*Circassia Group PLC	21,446	12,641
Clarkson PLC	4,590	251,669
Clinigen Group PLC	22,278	187,195
Clipper Logistics PLC	29,477	289,303
Close Brothers Group PLC	45,859	905,199
Cls Holdings PLC	41,684	127,989
Cmc Markets PLC	70,849	245,218
Coats Group PLC	189,492	167,276
Coca-Cola HBC AG	27,734	962,952
*Compass Group PLC	138,167	2,935,573
Computacenter PLC	40,865	1,506,817
ConvaTec Group PLC	387,350	1,135,189
*Costain Group PLC	67,109	49,214
*Countryside Properties PLC	76,435	492,852
Cranswick PLC	15,363	728,633
Crest Nicholson Holdings PLC	121,755	594,147
Croda International PLC	22,654	2,936,980
Currys PLC	403,139	670,858
*CVS Group PLC	12,517	428,083
Daily Mail & General Trust PLC	29,533	421,015
DCC PLC	26,291	2,200,497
*de La Rue PLC	99,953	229,081
*»Debenhams PLC	2,131,609	0
Dechra Pharmaceuticals PLC	2,571	180,438
Devro PLC	106,885	315,734
*Dfs Furniture PLC	44,367	166,027
Diageo PLC	20,360	1,013,632
Diageo PLC, Sponsored ADR	21,422	4,277,331
*Dialight PLC	7,276	34,409
#*Dignity PLC	14,253	138,324
Diploma PLC	46,041	1,895,839
Direct Line Insurance Group PLC	504,783	2,023,201
Discoverie Group PLC	16,825	241,237
Diversified Energy Co. PLC	62,587	99,003
Domino’s Pizza Group PLC	193,196	1,024,863
Dotdigital Group PLC	57,838	190,671
Drax Group PLC	174,811	1,271,191
DS Smith PLC	433,618	2,278,853
Dunelm Group PLC	40,348	707,375
Dwf Group PLC	34,360	53,222

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
easyJet PLC	97,599	$833,471
Electrocomponents PLC	242,307	3,736,589
*Elementis PLC	183,968	351,782
Emis Group PLC	18,315	338,418
*Enquest PLC	519,387	171,579
*Entain PLC	96,728	2,715,432
*Esken, Ltd.	73,802	13,596
Essentra PLC	83,668	333,167
Euromoney Institutional Investor PLC	23,283	334,470
Evraz PLC	110,077	937,917
Experian PLC	63,293	2,903,810
Fdm Group Holdings PLC	12,659	208,574
Ferguson PLC	35,506	5,351,233
Ferrexpo PLC	273,985	1,171,759
Fevertree Drinks PLC	10,945	340,414
*Firstgroup PLC	734,575	1,014,971
*Flowtech Fluidpower PLC	6,878	12,657
Forterra PLC	24,714	87,741
Foxtons Group PLC	83,030	53,663
*Frasers Group PLC	158,641	1,399,332
Fresnillo PLC	20,497	242,526
Future PLC	7,174	346,934
Galliford Try Holdings PLC	51,317	140,685
Games Workshop Group PLC	9,000	1,189,876
Gamma Communications PLC	11,257	279,600
GB Group PLC	2,697	32,773
Gem Diamonds, Ltd.	91,437	67,682
Genel Energy PLC	46,207	95,514
Genuit Group PLC	108,202	984,828
Genus PLC	5,701	432,148
*Georgia Capital PLC	21,480	177,839
GlaxoSmithKline PLC	61,533	1,272,445
#GlaxoSmithKline PLC, Sponsored ADR	116,794	4,943,890
Glencore PLC	922,275	4,617,506
*Go-Ahead Group PLC (The)	27,828	299,439
Grafton Group PLC	64,476	1,185,178
Grainger PLC	95,632	404,797
*Greencore Group PLC	128,588	227,730
Greggs PLC	75,368	3,156,131
Gulf Keystone Petroleum, Ltd.	95,585	260,473
*Gym Group PLC (The)	21,280	75,403
H&T Group PLC	6,022	22,453
Halfords Group PLC	91,993	335,928
Halma PLC	54,286	2,204,092
*Harbour Energy PLC	24,249	116,803
Hargreaves Lansdown PLC	31,753	668,984
Harworth Group PLC	927	2,154
Hays PLC	926,813	2,108,905
Headlam Group PLC	17,587	109,688
Helical PLC	90,896	573,138
*Helios Towers PLC	63,429	134,243
Henry Boot PLC	9,216	35,372
Hikma Pharmaceuticals PLC	47,725	1,574,631
Hill & Smith Holdings PLC	38,131	958,593
Hilton Food Group PLC	19,252	308,230
Hiscox, Ltd.	56,787	648,412

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Hochschild Mining PLC	174,507	$341,106
*Hollywood Bowl Group PLC	16,605	54,058
HomeServe PLC	140,625	1,648,107
*Hostelworld Group PLC	2,923	2,885
Howden Joinery Group PLC	279,526	3,524,297
HSBC Holdings PLC, Sponsored ADR	190,429	5,726,200
HSBC Holdings PLC	87,587	530,063
*Hss Hire Group PLC	27,962	6,899
Hunting PLC	71,644	166,360
*Hyve Group PLC	80,031	119,027
Ibstock PLC	137,503	376,209
IMI PLC	167,327	3,747,787
Impax Asset Management Group PLC	8,189	123,026
Imperial Brands PLC	242,224	5,119,864
Inchcape PLC	246,305	2,788,753
*Indivior PLC	161,098	537,045
*Informa PLC	125,623	894,392
IntegraFin Holdings PLC	23,311	182,614
*Intercontinental Hotels Group PLC, Sponsored ADR	10,866	770,073
*InterContinental Hotels Group PLC	9,891	693,901
*»Interserve PLC	391,342	—
Intertek Group PLC	23,080	1,548,622
Investec PLC	268,428	1,220,846
Iomart Group PLC	11,809	23,666
*Iqe PLC	21,972	14,140
*ITV PLC	957,299	1,412,598
*IWG PLC	419,759	1,780,810
*J D Wetherspoon PLC	58,617	821,970
J Sainsbury PLC	654,560	2,686,322
*James Fisher & Sons PLC	23,646	132,892
James Halstead PLC	1,981	15,098
JD Sports Fashion PLC	153,200	2,284,781
*JET2 PLC	17,229	288,004
*John Menzies PLC	33,395	136,413
*John Wood Group PLC	312,645	914,969
Johnson Matthey PLC	52,429	1,964,120
*Johnson Service Group PLC	42,156	76,739
*Joules Group PLC	6,592	18,072
Jtc PLC	4,467	47,577
Jupiter Fund Management PLC	134,854	461,017
*Just Eat Takeaway.com NV	2,704	194,220
*Just Group PLC	416,935	525,219
Kainos Group PLC	20,959	568,843
Keller Group PLC	42,386	532,781
Keywords Studios PLC	319	12,401
*Kier Group PLC	90,437	132,396
*Kin & Carta PLC	33,900	124,070
Kingfisher PLC	639,853	2,938,203
*Lamprell PLC	165,410	93,075
Lancashire Holdings, Ltd.	62,727	435,073
Learning Technologies Group PLC	25,082	67,318
Legal & General Group PLC	861,508	3,411,644
*Liberty Global PLC	12,282	352,985
*Liberty Global PLC	30,120	868,661
Liontrust Asset Management PLC	1,019	30,450

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Lloyds Banking Group PLC	7,242,516	$4,985,664
Lloyds Banking Group PLC, Sponsored ADR	77,192	209,962
London Stock Exchange Group PLC	6,864	668,025
*Lookers PLC	162,518	142,573
LSL Property Services PLC	14,223	86,173
Luceco PLC	28,158	146,670
Macfarlane Group PLC	20,567	37,002
Man Group PLC	785,281	2,504,830
*Marks & Spencer Group PLC	813,931	2,048,411
Marshalls PLC	134,422	1,305,471
*Marston’s PLC	415,876	453,198
*Mcbride PLC	92,036	88,310
Mears Group PLC	50,085	135,935
*Mediclinic International PLC	161,514	739,458
*Mediclinic International PLC	14,240	65,326
Melrose Industries PLC	882,181	1,908,190
Micro Focus International PLC	95,905	468,923
Micro Focus International PLC, Sponsored ADR	10,577	51,933
Midwich Group PLC	1,881	17,069
*Mitchells & Butlers PLC	123,858	429,877
*Mitie Group PLC	551,766	494,640
MJ Gleeson PLC	1,590	16,564
Mondi PLC	31,444	787,341
Mondi PLC	96,349	2,410,277
Moneysupermarket.com Group PLC	230,543	669,953
Morgan Advanced Materials PLC	150,212	712,422
Morgan Sindall Group PLC	5,417	168,926
*Morses Club PLC	14,477	12,224
Mortgage Advice Bureau Holdings, Ltd.	1,787	32,824
*Motorpoint Group PLC	8,764	43,007
*N Brown Group PLC	103,777	61,510
*Naked Wines PLC	10,984	111,717
*National Express Group PLC	250,147	783,842
National Grid PLC	25,583	328,024
*National Grid PLC, Sponsored ADR	18,276	1,171,126
NatWest Group PLC	378,508	1,147,151
NatWest Group PLC, ADR	68,436	414,038
NCC Group PLC	39,862	135,782
Next Fifteen Communications Group PLC	4,841	81,952
Next PLC	16,963	1,852,251
*»NMC Health PLC	7,628	—
Norcros PLC	9,751	44,509
Numis Corp. PLC	34,078	157,420
*Ocado Group PLC	7,998	197,667
*On The Beach Group PLC	33,890	138,667
Oxford Instruments PLC	15,082	476,526
Pagegroup PLC	217,182	1,976,736
Pan African Resources PLC	418,713	99,408
*Pantheon Resources PLC	31,437	33,439
Paypoint PLC	34,748	328,652
Pearson PLC, Sponsored ADR	67,520	559,066
Pearson PLC	87,981	726,492
*Pendragon PLC	669,396	168,374
Pennon Group PLC	28,769	459,812
Persimmon PLC	90,229	3,365,360
#*Petrofac, Ltd.	106,651	189,318

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
#*Petropavlovsk PLC	1,411,444	$461,240
Pets at Home Group PLC	133,874	885,239
*Pharos Energy PLC	193,267	53,116
Phoenix Group Holdings PLC	134,935	1,214,458
*Photo-Me International PLC	151,012	137,033
*Playtech PLC	133,818	1,276,676
Plus500, Ltd.	16,017	289,041
Polar Capital Holdings PLC	16,568	188,497
Porvair PLC	3,337	31,562
Premier Foods PLC	818,263	1,231,550
#Prudential PLC, Sponsored ADR	37,420	1,545,446
*Puretech Health PLC	2,442	11,850
PZ Cussons PLC	47,134	138,909
QinetiQ Group PLC	249,805	922,477
*Rank Group PLC	81,677	183,612
*Raven Property Group, Ltd.	51,602	24,898
Reach PLC	506,182	2,196,025
Reckitt Benckiser Group PLC	41,460	3,367,243
Record PLC	17,207	19,624
Redde Northgate PLC	136,494	744,652
Redrow PLC	133,259	1,178,549
Relx PLC, Sponsored ADR	58,899	1,837,060
Relx PLC	60,337	1,873,399
RELX PLC	20,102	623,839
Renew Holdings PLC	13,899	145,367
*Renewi PLC	41,823	406,460
Renishaw PLC	9,018	621,160
Rentokil Initial PLC	352,445	2,842,633
*Restaurant Group PLC (The)	308,000	372,793
Rhi Magnesita NV	9,854	453,576
Rhi Magnesita NV	6,143	285,781
Ricardo PLC	15,415	88,746
Rightmove PLC	251,490	2,383,455
#Rio Tinto PLC, Sponsored ADR	112,739	7,132,997
Rio Tinto PLC	18,698	1,168,865
RM PLC	11,027	31,440
Robert Walters PLC	22,246	259,196
*Rockhopper Exploration PLC	110,497	8,702
*Rolls-Royce Holdings PLC	870,545	1,573,241
Rotork PLC	282,663	1,372,380
Royal Dutch Shell PLC, Class B	196,112	4,529,611
*Royal Dutch Shell PLC, Sponsored ADR	299,298	13,719,820
Royal Mail PLC	367,040	2,115,613
RPS Group PLC	98,401	170,492
RWS Holdings PLC	19,559	166,761
*Saga PLC	43,348	185,387
Sage Group PLC (The)	122,500	1,193,549
Savills PLC	103,792	2,017,423
Schroders PLC	6,823	231,009
Schroders PLC	13,479	668,841
SCS Group PLC	4,142	14,535
*Senior PLC	208,912	458,757
Serco Group PLC	557,704	965,526
Serica Energy PLC	8,228	23,234
Severfield PLC	57,185	56,124

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Severn Trent PLC	31,004	$1,163,611
*Sig PLC	238,310	169,701
Smart Metering Systems PLC	7,638	85,433
Smith & Nephew PLC	63,239	1,087,891
Smiths Group PLC	52,590	977,146
Softcat PLC	59,919	1,595,858
Spectris PLC	34,722	1,791,477
Speedy Hire PLC	170,420	149,038
Spirax-Sarco Engineering PLC	13,191	2,821,619
*Spire Healthcare Group PLC	155,310	500,293
Spirent Communications PLC	157,934	623,483
SSE PLC	228,100	5,138,683
*SSP Group PLC	232,814	821,757
St James’s Place PLC	56,235	1,217,540
*Stagecoach Group PLC	220,960	241,244
Standard Chartered PLC	405,692	2,752,141
SThree PLC	32,034	258,633
Strix Group PLC	20,053	80,401
*Studio Retail Group PLC	17,506	61,910
*Superdry PLC	29,457	116,693
Synthomer PLC	140,951	978,598
Tate & Lyle PLC	229,667	2,040,631
Taylor Wimpey PLC	1,242,100	2,631,373
TBC Bank Group PLC	1,370	29,483
TClarke PLC	21,795	48,249
*Ted Baker PLC	25,850	47,836
Telecom Plus PLC	34,552	591,078
Tesco PLC	895,229	3,312,027
*»Thomas Cook Group PLC	631,386	0
Ti Fluid Systems PLC	12,386	45,077
*Topps Tiles PLC	71,914	62,103
Tp ICAP Group PLC	494,341	1,052,337
Travis Perkins PLC	64,967	1,374,091
*Tremor International, Ltd.	1,032	9,619
Trifast PLC	13,447	24,884
Tt Electronics PLC	47,444	165,836
#*TUI AG	292,192	982,478
*Tullow Oil PLC	578,106	364,283
Tyman PLC	18,288	93,630
*U & I Group PLC	74,393	87,698
*Unilever PLC, Sponsored ADR	177,876	9,530,596
Unilever PLC	16,305	873,819
Unilever PLC	12,449	667,560
United Utilities Group PLC	84,113	1,197,365
*Vertu Motors PLC	147,708	124,317
Vesuvius PLC	63,025	407,767
Victrex PLC	30,475	955,777
*Virgin Money UK PLC	426,309	1,188,006
Vistry Group PLC	109,554	1,832,082
Vitec Group PLC (The)	9,543	188,367
VIVO Energy PLC	82,869	119,953
Vodafone Group PLC	4,340,945	6,428,738
Volex PLC	1,483	9,148
Volution Group PLC	345	2,336
Vp PLC	4,986	68,687
*Watches of Switzerland Group PLC	20,664	320,640

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Watkin Jones PLC	99,988	$330,995
Weir Group PLC (The)	71,386	1,697,733
*WH Smith PLC	44,370	950,008
*Whitbread PLC	27,211	1,219,689
Wickes Group PLC	72,801	213,953
Wilmington PLC	3,449	11,346
*Wincanton PLC	29,375	152,607
#WPP PLC, Sponsored ADR	19,457	1,407,909
WPP PLC	124,993	1,809,283
*Xaar PLC	27,208	64,521
XP Power, Ltd.	1,192	85,454
Zotefoams PLC	1,775	8,759

TOTAL UNITED KINGDOM		411,823,212

UNITED STATES (0.0%)
*Arko Corp.	10,265	98,426
#*Energy Fuels, Inc.	31,800	250,388
*Jackson Financial, Inc., Class A	1,871	50,648
Ovintiv, Inc.	50,676	1,898,178
Sempra Energy	754	96,087

TOTAL UNITED STATES		2,393,727

TOTAL COMMON STOCKS (Cost $3,430,191,862)		4,643,625,101

PREFERRED STOCK (0.0%)
PHILIPPINES (0.0%)
*Cebu Air, Inc.	59,627	52,045

TOTAL PHILIPPINES		52,045

TOTAL PREFERRED STOCK (Cost $46,651)		52,045

RIGHTS (0.0%)
AUSTRALIA (0.0%)
*Aristocrat Leisure, Ltd. 11/9/2021	4,059	14,420

TOTAL AUSTRALIA		14,420

AUSTRIA (0.0%)
*Porr AG 11/4/2021	2,474	404

TOTAL AUSTRIA		404

BRAZIL (0.0%)
*»Ultrapar Participacoes SA 11/4/2021	2,279	—

TOTAL BRAZIL		—

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares or Principal Amount	Fair Value
CHILE (0.0%)
*Itau Corpbanca 11/3/2021	232	$—

TOTAL CHILE		—

INDIA (0.0%)
*Texmaco Rail & Engineering, Ltd. 11/16/2021	12,230	1,503

TOTAL INDIA		1,503

KOREA, REPUBLIC OF (0.0%)
*Dongbang Transport Logistics Co., Ltd. 12/8/2021	2,313	1,504
*IsuPetasys Co., Ltd. 11/1/2021	4,269	3,051
*Samsung Heavy Industries Co., Ltd. 11/1/2021	49,164	52,591

TOTAL KOREA, REPUBLIC OF		57,146

NEW ZEALAND (0.0%)
*Arvida Group, Ltd. 11/9/2021	27,923	2,998

TOTAL NEW ZEALAND		2,998

TAIWAN (0.0%)
*Ta Ya Electric Wire & Cable 11/11/2021	10,281	1,386

TOTAL TAIWAN		1,386

THAILAND (0.0%)
*Dod Biotech RTS 11/22/2021	53,550	—

TOTAL THAILAND		—

UNITED KINGDOM (0.0%)
*Petrofac, Ltd. 11/12/2021	26,632	5,892

TOTAL UNITED KINGDOM		5,892

TOTAL RIGHTS (Cost $–)		83,749

WARRANTS (0.0%)
CANADA (0.0%)
*Cenovus Energy, Inc. 1/1/2026	9,574	71,677

TOTAL CANADA		71,677

INDONESIA (0.0%)
*Citra Marga Nusaphala Persada Tbk PT 11/14/2025	181,008	5,110

TOTAL INDONESIA		5,110

Dimensional World ex U.S. Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2021

Security Description	Shares	Fair Value
ITALY (0.0%)
*»Webuild SpA 8/2/2030	2,724	$—

TOTAL ITALY		—

MALAYSIA (0.0%)
*Kelington Group BHD 7/24/2026	13,466	2,699

TOTAL MALAYSIA		2,699

SINGAPORE (0.0%)
*Ezion Holdings, Ltd. 4/16/2023	85,767	—

TOTAL SINGAPORE		—

THAILAND (0.0%)
*BTS Group Holdings PCL 9/5/2022	31,300	1,349
*BTS Group Holdings PCL 9/5/2022	62,600	2,697
*Interlink Telecom 12/31/2022	14,975	749
*MBK PCL 5/15/2024	11,947	3,961
*MBK PCL 12/31/2024	14,411	4,777
*Samart Telcoms PCL 5/17/2024	20,616	926

TOTAL THAILAND		14,459

TOTAL WARRANTS (Cost $35,660)		93,945

TOTAL INVESTMENT SECURITIES (Cost $3,430,274,173)		4,643,854,840

SECURITIES LENDING COLLATERAL (2.0%)
@§The DFA Short Term Investment Fund	8,003,357	92,594,840

TOTAL INVESTMENTS (Cost $3,522,869,013) — 100.0%		$4,736,449,680

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Dimensional ETF Trust and Shareholders of each of the nine funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of each of the funds listed in the table below (constituting The Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights

Dimensional U.S. Equity ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, 2019, 2018, and 2017
Dimensional US Core Equity Market ETF Dimensional International Core Equity Market ETF	For the period November 17, 2020 (commencement of operations) through October 31, 2021
Dimensional Emerging Core Equity Market ETF	For the period December 1, 2020 (commencement of operations) through October 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

2 of 2

(b)    Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)    Code of Ethics is filed herewith.

(a)(2)    Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)    This item is not applicable.

(b)        Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional ETF Trust

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: January 5, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: January 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional ETF Trust

Date: January 5, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional ETF Trust

Date: January 5, 2022

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional ETF Trust

Date: January 5, 2022